Exhibit 99.2 Schedule 2

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Redacted ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
24743790	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,898.04	12/05/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$474.51	4.625%	360	xx	xx	Conventional	Fixed	Refinance	72.727%	72.727%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	14.483%	First	Commitment	Not Applicable	Not Applicable	08/06/2019	$93,000.00	Not Applicable	4.500%	$418.09	09/01/2019	Financial Hardship	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx.
xx chain of assignment has been completed as currently the assignment is with xx xx, L.P recorded on xx/xx/XXXX.
xx active judgments or liens have been found pending.
xx;
X) xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
X) xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found pending.	xx to the latest payment history as of xx/xx/XXXX, the loan has been in delinquency for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB is reflected in the amount of $XX xx current interest rate is X.XXX% and P&I is $XXX.XX.	xx:xx loan is currently in bankruptcy and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB is reflected in the amount of $XX xx current interest rate is X.XXX% and P&I is $XXX.XX. xx foreclosure activity has been found in the collection comment.
xx to comment dated xx/xx/XXXX, the three months trial plan has been offered to the borrower which was due from xx/xx/XXXX for the amount of $XXX.XX. xx borrower had made the second trial payment on xx/xx/XXXX. xx loan was modified on xx/xx/XXXX. xx to modified terms, the new principal balance is $XX xx promises to pay P&I in the amount of $XXX.XX with the modified interest rate of X.XXX % beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX.
xx to balloon addendum located at "xx", the lender has forgiven the principal balance in the amount of XX,XXX.XX.
xx loan was previously modified on xx/xx/XXXX and xx/xx/XXXX.
xx to comment dated xx/xx/XXXX, the reason for default is curtailment of income.
xx borrower, "xx" had filed the bankruptcy on xx/xx/XXXX with the case #xx. xx to voluntary petition schedule D, the value of the collateral is $XX,XXX.XX and the amount of secured claim is $XX,XXX.XX. xx, unsecured portion is reflected in the amount of $XX POC has been filed by the creditor, xx xx, LP for the secured claim amount of $XXX,XXX.XX and the amount of arrearage of $XX,XXX.XX on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX for secured claim amount of $XX,XXX.XX. xx case was dismissed on xx/xx/XXXX. xx on motion to reconsider the case was filed on xx/xx/XXXX. xx to chapter XX plan dated xx/xx/XXXX, the debtor shall pay to the trustee in the amount of $XXX for X months, $XXX for X months and then $XXXX.XX for XX months. xx same plan state that the pre-petition arrearage will be paid to creditor is in the amount of $XXetition will be paid directly to the creditor from xx XXXX. xx to approve loan modification was filed on xx/xx/XXXX. xx debtor shall resume making monthly mortgage payments in accordance with the loan modification fro xx/xx/XXXX. xx granting loan modification was filed on xx/xx/XXXX.

xx to comment dated xx/xx/XXXX, the subject property is owner occupied. xx comment pertaining damage to the subject property has been observed.

xx:xx:xx borrower, "xx" had filed the bankruptcy on xx/xx/XXXX with the case #xx. xx to voluntary petition schedule D, the value of the collateral is $XX,XXX.XX and the amount of secured claim is $XX,XXX.XX. xx, unsecured portion is reflected in the amount of $XX POC has been filed by the creditor, xx xx, LP for the secured claim amount of $XXX,XXX.XX and the amount of arrearage of $XX,XXX.XX on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX for secured claim amount of $XX,XXX.XX. xx case was dismissed on xx/xx/XXXX. xx on motion to reconsider the case was filed on xx/xx/XXXX. xx to chapter XX plan dated xx/xx/XXXX, the debtor shall pay to the trustee in the amount of $XXX for X months, $XXX for X months and then $XXXX.XX for XX months. xx same plan state that the pre-petition arrearage will be paid to creditor is in the amount of $XXetition will be paid directly to the creditor from xx XXXX. xx to approve loan modification was filed on xx/xx/XXXX. xx debtor shall resume making monthly mortgage payments in accordance with the loan modification fro xx/xx/XXXX. xx granting loan modification was filed on xx/xx/XXXX.	xx loan was previously modified on xx/xx/XXXX and xx/xx/XXXX. xx modification agreement has been made between the borrower, "xx" and lender, "xx " on xx/xx/XXXX. xx to modified terms, the new principal balance is $XX xx promises to pay P&I in the amount of $XXX.XX with the modified interest rate of X.XXX % beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx to balloon addendum located at "xx", the lender has forgiven the principal balance in the amount of XX,XXX.XX.	Affiliated Business Disclosure	xx: xx: xx per xx: $0.00 xx: $-658.50 |---| $658.50 |----| -100.00000% xx: corporate advance is $0.00. xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2019   xx: -147 (xx)   xx %:    xx: xx was modified on xx/xx/2019.   xx: xx:
xx: xx per xx: $0.00   xx: $-1875.98   xx: $1875.98   xx %: -100.00000%   xx: xx escrow balance found   xx: xx:
xx: xx MI xx in xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx at xx (xx)   xx: xx: xx:    xx %:    xx: xx property type is investor.   xx: xx:
xx: xx: $xx: $xx: $410.96   xx %: 0.xx%   xx: xx value is $110,000.00.   xx: xx:
xx: xx P&I   xx: $474.51   xx: $418.09   xx: $56.42   xx %: 13.xx%   xx: xx P&I is $474.51.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx history string reversed is xx. xx: xx:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17107344	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$6,319.82	12/09/2024	XX	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$985.39	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	68.182%	68.182%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	Not Applicable	35.816%	First	Final policy	Not Applicable	Not Applicable	10/11/2017	$145,000.00	Not Applicable	4.500%	$674.10	11/01/2017	Financial Hardship	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx (F/K/A xx, xx.). which was recorded on xx/xx/XXXX.

xx chain of the assignment has not been completed. xx were gap in assignments.

xx are X water sewer sale certificates found in the favor of xx of xx; xx  xx in the amount total of $ XXXX.XX. xx taxes status is to follow. xx date also not provided.

xx is a civil judgment active in the favor of xx xx in the amount of $XXX.XX recorded on xx/xx/XXXX.

xx is a civil judgment active in the favor of xx in the amount of $XXXX.XX recorded on xx/xx/XXXX.

xx is a civil judgment active in the favor of xx of xx,  in the amount of $XXXX.XX recorded on xx/xx/XXXX.

xx is a civil judgment active in the favor of xx/xx in the amount of $ XXXX.XX recorded on xx/xx/XXXX.

xx is a civil judgment active in the favor of xx in the amount of $ XXXX.XX recorded on xx/xx/XXXX.

xx is a civil judgment active in the favor of xx in the amount of $ XXXX.XX recorded on xx/xx/XXXX.

xx Xrd and Xth taxes for the year of XXXX have been paid in the amount of $XXXX.XX and $XXXX.XX on xx/xx/XXXX and xx/xx/XXXX.

xx Xst and Xnd taxes for the year of XXXX have been paid in the amount of $XXXX.XX and $XXXX.XX on xx/xx/XXXX and xx/xx/XXXX.

xx annual taxes for the year of XXXX have been delinquent in the amount of $XXX.XX due on xx/xx/XXXX and good through on xx/xx/XXXX.
xx prior years delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx review of the collection comment shows that the loan is in the collections and the next due date for the payment is xx/xx/XXXX. xx debtors "xx F. xx" had filed bankruptcy dated on xx/xx/XXXX under chapter XX with case no#xx. MFR was not filed. POC was filed on xx/xx/XXXX that was first amended on xx/xx/XXXX and second amended on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and the bankruptcy was fully terminated on xx/xx/XXXX. xx per foreclosure civil action located at "xx" shows that notice of lis pendens and the foreclosure was initiated in a loan with case #xx by filing the complaint by attorney on xx/xx/XXXX and the complaint was filed by xx LLC. xx complaint was filed on xx/xx/XXXX. xx order vacating final judgment and write of execution was filed on xx/xx/XXXX. xx sale date is not scheduled. xx foreclosure put on hold due to borrower had filed chapter XX on xx/xx/XXXX. xx further details are available about FC in given servicing comments. xx to the payment history shows that the loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX with interest rate of X.XXX% for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx latest payment history reflects the UPB in the amount of $XXX,XXX.XX. xx per BPO report dated xx/xx/XXXX the subject property is owner occupied with average condition. no damage and repairs located to the subject property.
xx:xx per foreclosure civil action located at "xx" shows that notice of lis pendens and the foreclosure was initiated in a loan with case # xx by filing the complaint by attorney on xx/xx/XXXX and the complaint was filed by xx LLC. xx complaint was filed on xx/xx/XXXX. xx order vacating final judgment and write of execution was filed on xx/xx/XXXX. xx sale date is not scheduled. xx foreclosure put on hold due to borrower had filed chapter XX on xx/xx/XXXX. xx further details are available about FC in given servicing comments.
xx:xx to the PACER, the debtors "xx F. xx" had filed bankruptcy dated on xx/xx/XXXX under chapter XX with case no#xx. xx chapter XX plan was confirmed on xx/xx/XXXX. MFR was not filed. POC was filed on xx/xx/XXXX that was first amended on xx/xx/XXXX and second amended on xx/xx/XXXX. xx D (xx#XX) which was filed on xx/xx/XXXX, shows the amount of collateral as $XXX,XXX.XX and claim amount $XXX,XXX.XX; hence, the amount of unsecured portion remains as $XXX,XXX.XX. xx bankruptcy case has a standard discharge on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx agreement was made on an effective date of xx/xx/XXXX between the borrower xx and lender xx LP. xx new principal balance is $XX and the P&I in the amount of $XXX.XX with new interest rate of X.XXX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.	Missing Required Disclosures Missing Required State Disclosures	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: BK xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -29 (xx)   xx %:    xx: xx date of last modification is xx/xx/2017.   xx: xx:
xx: xx: 360   xx: 565   xx: -205   xx %: -36.xx%   xx: xx original maturity term months is 360.   xx: xx:
xx: xx MI xx in xx?   xx: xx: xx:    xx %:    xx: NO MI required.   xx: xx:
xx: xx P&I   xx: $985.39   xx: $674.10   xx: $311.29   xx %: 46.xx%   xx: xx stated P&I is $985.39.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: 000000000010 xx: xx: xx %: xx: xx history string reversed is 000000000010. xx: xx:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file. 1. NJ Application Disclosure 2. Delivery Fee Authorization 3. NJ Attorney Disclosure 4. Unacceptability of Insurance Notice 5. Attorney Disclosure II 6. Tax Bill Information 7. Private Well Testing 8. Lock-In Agreement 9. Commitment Disclosures 10. Choice of Insurer Disclosure 11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94291798	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$8,456.75	12/31/2024	XX	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,580.46	6.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	43.899%	First	Commitment	Not Applicable	Not Applicable	11/01/2016	$357,014.53	Not Applicable	3.625%	$1,409.93	11/01/2016	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender “MERS as nominee for xx.” for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx assignment is from “xx xx, xx xx xx, LP., its xx-xx-xx to xx xx, L.P. which was recorded on xx/xx/XXXX.
xx is a junior mortgage against the subject property in the favor of “xx, FA” for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx is one medical hospital liens in the favor of “xx” for the amount of XXXX.XX which were recorded on xx/xx/XXXX.
xx is a junior civil judgment against the borrower in the favor of “xx” for the amount of $XXXX.XX which was recorded on xx/xx/XXXX.
xx and third town installment taxes for the year of XXXX have been paid in the amount of $xx and $XXXX.XX.
xx town installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
A second town installment tax for the year of XXXX is due on xx/xx/XXXX in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is one month behind the payment. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX with an interest rate of X.XXX%. xx new UPB is $xx.	xx:xx of loan file and servicing comment shows that the borrower is one month behind the payment. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX with an interest rate of X.XXX%. xx new UPB is $xx.
xx foreclosure was initiated on the loan in XXXX. xx per FC invoice located at “xx” the file was referred to an attorney on xx/xx/XXXX. xx FC discharge of lis pendens is located at “xx” xx complaint was filed on xx/xx/XXXX. xx writ of execution is located at “xx ”. xx per document located at “xx” the FC has been dismissed on xx/xx/XXXX.
xx borrower “xx P xx” had filed bankruptcy under chapter XX with the case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX for the secured claim amount of $XXX,XXX.XX and arrearage amount of $XXX,XXX.XX. xx of last filling is xx/xx/XXXX. xx is still in active BK.

xx:xx foreclosure was initiated on the loan in XXXX. xx per FC invoice located at “xx ” the file was referred to an attorney on xx/xx/XXXX. xx FC discharge of lis pendens is located at “xx” xx complaint was filed on xx/xx/XXXX. xx writ of execution is located at “xx”. xx as per document located at “xx” the FC has been dismissed on xx/xx/XXXX.
xx:xx borrower “xx P xx” had filed bankruptcy under chapter XX with the case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX for the secured claim amount of $XXX,XXX.XX and arrearage amount of $XXX,XXX.XX. xx of last filling is xx/xx/XXXX. xx is still in active BK.	xx loan was modified twice since origination. xx the loan was modified on xx/xx/XXXX between the borrower “x and xx” and lender “xx LLC”. xx per the modified terms, the new principal balance is $XX. xx borrower has promised to pay $XXXX.XX per month with the interest rate of X.XXX% beginning from xx/xx/XXXX till maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Report	xx: xx: xx per xx: $0.00 xx: $-160.93 |---| $160.93 |----| -100.00000% xx: xx per pay history xx: xx:
xx: xx per xx: $0.00   xx: $-4671.47   xx: $4671.47   xx %: -100.00000%   xx:    xx: xx:
xx: xx: 360   xx: 480   xx: -120   xx %: -25.00000%   xx: xx per the note document.   xx: xx:
xx: xx MI xx in xx?   xx: xx: xx:    xx %:    xx: MI certificate is not required.   xx: xx:
xx: xx P&I   xx: $1580.46   xx: $1409.93   xx: $170.53   xx %: 12.xx%   xx: xx per the note document.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx history string reversed is xx. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan is failed for the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for  the seller-paid points and fees exception test and Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan is failed for Prohibited Fees Test:
Loan data $350.00, comparison data $0.00 hence the variance is $0.00."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing credit report (Lvl 2)     "Credit report is missing from loan file"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan files."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30340629	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,940.24	01/22/2025	XX	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,058.09	6.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	40.920%	First	Final policy	Not Applicable	Not Applicable	04/01/2019	$181,299.89	Not Applicable	4.500%	$719.30	04/01/2019	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender “xx L.P.” and borrower “xx J. xx and xx A. xx” in amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX xx/xx/xx /XXXX.
xx chain of assignment is complete. xx assignment is with ‘xx xx, L.P.’
xx is junior mortgage against the property in amount of $XX,XXX.XX in the favor of ‘xx L.P.’ which was recorded on xx/xx/XXXX in instru/BK/xx# xx /XXXX.
xx is judgment against the borrower in the favor of ‘xx’ which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
xx combined taxes for XXXX have been paid off in amount of $X,XXX.X.
xx combined taxes for XXXX (Xst installment) are paid off in amount of $XXX.XX.
xx combined taxes for XXXX (Xn installment) are due in amount of $XXX.XX.
xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX to till date. xx loan has been in delinquency for more than X xx. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and P&I is $XXX.XX for the due date of xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
 xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX to till date. xx loan has been in delinquency for more than X xx. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and P&I is $XXX.XX for the due date of xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx was filed by “xx and xx” under the chapter XX case#xx on xx/xx/XXXX. xx D of voluntary petition dated xx/xx/XXXX shows that the amount of secured claim without deducting the value of collateral $XXX,XXX.XX and the value of collateral that supports this claim is $XXX,XXX.XX therefore; the unsecured portion is $X,XXX.XX. xx POC deadline was set xx/xx/XXXX and creditor has filed POC on xx/xx/XXXX (under deadline) with secured amount is $XXX,XXX.XX and arrearage is $XX,XXX.XX. xx #XX plan was confirmed on xx/xx/XXXX.  xx per trustee’s final report which was filed on xx/xx/XXXX debtor paid the arrearage amount $XX,XXX.XX. BK case was dismissed on xx/xx/XXXX and was terminated on xx/xx/XXXX.
xx review of collection comments and loan file states that foreclosure initiated in XXXX. xx foreclosure file was referred to attorney on xx/xx/XXXX. xx complaint was filed on xx/xx/XXXX under case#xx-XX. xx was put on hold for loss mitigation. xx loan was modified in XXXX. xx further details have been found regarding prior foreclosure.
 xx review of loan file states that foreclosure was initiated in XXXX. xx per document (located- xx , the foreclosure file was referred to attorney on xx/xx/XXXX. xx complaint/lis pendens (located- xx ) was filed on xx/xx/XXXX under case# xx. xx judgment (located- xx ) was entered on xx/xx/XXXX. xx foreclosure sale (located- xx ) was scheduled on xx/xx/XXXX.xx file was put on hold for BK case. xx was filed by “xx and xx” under the chapter XX case#xx on xx/xx/XXXX. BK case was dismissed on xx/xx/XXXX and was terminated on xx/xx/XXXX. xx comment dated xx/xx/XXXX shows that  foreclosure file was dismissed on xx/xx/XXXX.
xx evidences have been found regarding damages/repairs.
xx comment dated xx/xx/XXXX shows that subject property is occupied by owner. xx comment dated xx/xx/XXXX shows that reason for default is curtailment of income and borrower’s intention is to keep property.
xx was modified on xx/xx/XXXX.

xx:xx review of loan file states that foreclosure was initiated in XXXX. xx per document (located- xx , the foreclosure file was referred to attorney on xx/xx/XXXX. xx complaint/lis pendens (located- xx -  was filed on xx/xx/XXXX under case# xx. xx judgment (located- xx) was entered on xx/xx/XXXX. xx foreclosure sale (located- xx) was scheduled on xx/xx/XXXX.xx file was put on hold for BK case. xx was filed by “xx and xx” under the chapter XX case#xx on xx/xx/XXXX. BK case was dismissed on xx/xx/XXXX and was terminated on xx/xx/XXXX. xx comment dated xx/xx/XXXX shows that foreclosure file was dismissed on xx/xx/XXXX.
xx:xx was filed by “xx and xx” under the chapter XX case#xx on xx/xx/XXXX. xx D of voluntary petition dated xx/xx/XXXX shows that the amount of secured claim without deducting the value of collateral $XXX,XXX.XX and the value of collateral that supports this claim is $XXX,XXX.XX therefore; the unsecured portion is $X,XXX.XX. xx POC deadline was set xx/xx/XXXX and creditor has filed POC on xx/xx/XXXX (under deadline) with secured amount is $XXX,XXX.XX and arrearage is $XX,XXX.XX. xx #XX plan was confirmed on xx/xx/XXXX. xx per trustee’s final report which was filed on xx/xx/XXXX debtor paid the arrearage amount $XX,XXX.XX. BK case was dismissed on xx/xx/XXXX and was terminated on xx/xx/XXXX.
xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX out of which the principal balance $XX,XXX.XX is eligible for forgiveness and the new interest bearing principal amount is in the amount of $XX.xx borrower promises to pay the new P&I in the amount of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the maturity date of xx/xx/XXXX.
xx loan was modified in XXXX.
Affiliated Business Disclosure Final Truth in Lending Discl. Missing Disclosures	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx (xx-xx)? is xx. xx: xx:
xx: xx: xx per xx: $0.00   xx: $-13.50   xx: $13.50   xx %: -100.00000%   xx: xx: xx per xx is $0.00   xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2019   xx: 18 (xx)   xx %:    xx: xx of xx is xx/xx/2015.   xx: xx:
xx: xx per xx: $642.19   xx: $-1011.19   xx: $1653.38   xx %: -163.xx%   xx: xx per xx is $642.19   xx: xx:
xx: xx: xx/xx/2006   xx: xx/xx/2010   xx: -1461 (xx)   xx %:    xx: xx is xx/xx/2006.   xx: xx:
xx: xx: 360   xx: 480   xx: -120   xx %: -25.00000%   xx: xx are 360.   xx: xx:
xx: xx P&I   xx: $1058.09   xx: $719.30   xx: $338.79   xx %: 47.xx%   xx: xx P&I is $1058.09   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx is xx. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "moderate" due to: 1) TILA APR Test Fail Loan Data: 0.000% Comparison Data: 6.545% Variance: -6.545% This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 6.545%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL Comparison Data: $910.90 Loan Data: $0.00  Overby: +$910.90

This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2)The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee. A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees: a credit report fee; appraisal fee; application fee; commitment fee; warehouse fee; discount points; lock-in fee; a service fee not to exceed $25.00 to cancel the mortgage; and fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees: overnight delivery, messenger, fax, and other special delivery fees; flood certification fees; pest inspection or certification fees; final inspection fee; outside counsels' fees as permitted by N.J.S.A. §46:10A-6;certified check fees; credit report and appraisal update fees; not more than one-year of mortgage insurance premiums; survey fees; recording fees; title and title sexx fees, including title insurance premiums; taxes; tax service fees; radon test fees; other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test  Fail Loan Data: 0.000% Comparison Data:  6.545% Variance: -6.545%  This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 6.545%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is available in the loan file (578181675 - MG - Originations - TRUTH IN LENDING - 2162017_105621909) but it is illegible."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57479829	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,967.00	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,218.50	4.875%	360	xx	xx	FHA	Fixed	Refinance	100.000%	100.000%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx of xx, N.A. and recorded on xx/xx/XXXX with xx|xx /xx#xx. xx chain of assignment has not been completed, currently the assignment is with xx. xx are no active liens and judgments found against the borrower. xx taxes for the year XXXX are paid in the amount of $XXXX.XX. xx prior delinquency has been found.	xx to the payment history as of dated xx/xx/XXXX the borrower regular with payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI).xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is not reflected in latest payment history taken as per the tape for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is in active bankruptcy. xx to the payment history as of dated xx/xx/XXXX the borrower regular with payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI).xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX. xx comments have been found regarding the foreclosure. xx borrower xx G. xx & xx had filed bankruptcy under chapter XX with case#xx on xx/xx/XXXX under chapter XX and the current bankruptcy status is plan confirmed. xx loan has not been modified since the origination. xx occupancy is unable to be determined from the available servicing comments. xx per the servicing comment dated xx/xx/XXXX the subject property found to be damaged due to heavy tornado, the date of loss is xx/xx/XXXX and the loss amount is $XXX,XXX.XX. xx comment dated xx/xx/XXXX the contractor xx has partly issed the checks as I) $XXX,XXX.XX ON XX.XX.XX; II) $XX,XXX.XX on XX.XX.XX; III) $X,XXX.XX on XX.XX.XX; IV) (xx) $XXXX.XX on XX.XX.XX = $XXX,XXX.XX and the disbursement release-I) $XX,XXX.XX ON XX.XX.XX;II) $XX,XXX.XX ON XX.XX.XX; III) $XXX,XXX.XX. xx unable to be determined the status of repairs are completed. xx further comment dated xx/xx/XXXX XXX% inspection required to release the remaining funds. xx, no further comments have been found.
xx:xx:xx borrower xx G. xx & xx had filed bankruptcy under chapter XX with case#xx on xx/xx/XXXX under chapter XX and the current bankruptcy status is plan confirmed. xx chapter XX plan was filed on xx/xx/XXXX as per plan the debtor supposes to pay the trustee the amount of $XXXX.XX monthly. xx POC was filed on xx/xx/XXXX the amount of POC is $XXX,XXX.XX and the arrearage amount is $XXXX.XX. xx-D in xx petition shows $XX,XXX.XX as unsecured portion out of amount of claim as $XXX,XXX.XX and the value of collateral is $XXX,XXX.XX..	xx	Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx: xx: xx: xx |---| |----| xx: xx is xx. xx: xx:
xx: xx: xx per xx: $0.00   xx: $-212.38   xx: $212.38   xx %: -100.00000%   xx: xx: xx per xx is $0.00.   xx: xx:
xx: xx: xx: $xx:    xx %:    xx: xx is $33,882.56.   xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx: xx loan has not been modified , the latest payment details is matching with |ARM change notice located at ("XX") .   xx: xx:
xx: xx of xx: xx: xx/xx/2014   xx:    xx %:    xx: xx of xx is xx/xx/2014.   xx: xx:
xx: xx: 360   xx: 333   xx: 27   xx %: 8.xx%   xx: xx is 360.   xx: xx:
xx: xx: $xx: $xx: $5249.00   xx %: 2.xx%   xx: xx is $230,249.00   xx: xx:
xx: xx P&I   xx: $1218.50   xx: $1480.42   xx: $-261.92   xx %: -17.xx%   xx: xx P&I is $1,218.50.   xx: xx:
xx: xx: 4.xx%   xx: 4.xx%   xx: -0.00500%   xx %: -0.00500%   xx: xx 4.xx%.   xx: xx:
xx: xx: xx: 13333333333333B100000000   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx of xx: xx rate or term   xx: xx - xx:    xx %:    xx: xx of xx per xx rate or xx.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx of xx per HUD-1 xx.   xx: xx:
																																																																																				xx: xx: xx/xx/2039 xx: xx/xx/2042 xx: -1035 (xx) xx %: xx: xx discrepancy xx: xx:	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file." * MI, FHA or MIC missing and required (Lvl 2) "The loan is originated with FHA xx. However, MI certificate is missing from the loan file." * Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$298,997.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5164957	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$287.13	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$361.57	9.500%	360	xx	xx	Conventional	Fixed	Purchase	82.360%	82.360%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender “xx” for the loan amount is $XX,XXX.XX which was recorded on xx/xx/XXXX. xx chain of assignment has not been completed. xx, the assignment is with the “xx”. xx, the assignee should be “xx”. xx, any active liens and judgments have been found. xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX. xx, any prior year delinquent taxes have been found.	xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the last payment was received in the amount of $XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history is in the amount of $XX	xx:xx loan is in active bankruptcy.
xx per the servicing comment as of xx/xx/XXXX, the loan is active in the bankruptcy.
xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and next due date is xx/xx/XXXX. xx last payment was receive on xx/xx/XXXX in the amount of $XXX.XX with an interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX
xx loan was not modified since origination.
xx to the PACER, the borrower xx T xx and xx F xx had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx is no comment indicating a cram down.
xx POC was filed on xx/xx/XXXX the POC amount is $XX,XXX.XX with the arrearage amount $X,XXX.X
xx subject property occupancy is unable to be determined. xx, any damage and repairs have been found.
xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the last payment was received in the amount of $XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history is in the amount of $XX

xx:xx:xx to the PACER, the borrower xx T xx and xx F xx had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX.
xx POC was filed on xx/xx/XXXX the POC amount is $XX,XXX.XX with the arrearage amount $X,XXX.XX.
xx schedule D of xx dated xx/xx/XXXX shows that the amount of claim without deducting the value of the collateral is $XX,XXX.XX and the value of the collateral is $XX,XXX.XX; therefore the unsecured portion value is $X.XX.
xx	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure	xx: xx: xx per xx: $0.00 xx: $-1437.26 |---| $1437.26 |----| -100.00000% xx: xx corporate advance is 1437.26. xx: xx:
xx: xx: xx/xx/2000   xx: xx/xx/2000   xx: -30 (xx)   xx %:    xx: xx per note, the first payment date is xx/xx/2000.   xx: xx:
xx: xx: 360   xx: 366   xx: -6   xx %: -1.xx%   xx: xx original maturity terms are 360 months.   xx: xx:
xx: xx: xx: 22B221123333333333333333   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 3333333333333333211B2B22   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is located at "xx". The 300 section is missing from the final HUD-1."
* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrowers."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrowers."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63529064	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$550.80	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$351.27	5.750%	360	xx	xx	Conventional	Fixed	Purchase	96.999%	96.999%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	32.015%	First	Short Form Policy	Not Applicable	Not Applicable	09/01/2017	$60,169.02	Not Applicable	3.000%	$215.40	09/01/2017	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the MERS as nominee for xx and xx which was recorded on xx/xx/XXXX. xx chain of assignment has not been completed. xx, the subject mortgage assignment is with xx and xx which was recorded on xx/xx/XXXX. xx last assignment should be with xx xx LP or xx. xx active judgments or liens have been found against the subject property/the borrower. xx taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the latest payment history as of xx/xx/XXXX, the loan is currently performing and the borrower has been making regular payments. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx UPB is reflected in the amount of $XX xx current interest rate is X.XX% and P&I is $XXX.XX.	xx:xx loan currently in bankruptcy and the borrower has been making regular payments. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx UPB is reflected in the amount of $XX xx current interest rate is X.XX% and P&I is $XXX.XX. xx loan was modified on xx/xx/XXXX. xx borrower promises to pay P&I in the amount of $XXX.XX with the initial step interest rate of X.XX% beginning fromXX/XX/XXXX. xx new principal balance is $XX xx maturity date is xx/xx/XXXX. xx loan was modified with four steps of interest rate.
xx foreclosure details have been found. xx to comment dated xx/xx/XXXX, the borrower had filed the bankruptcy on xx/xx/XXXX which was dismissed on xx/xx/XXXX and was terminated on xx/xx/XXXX.
xx borrower, "xx" had filed the bankruptcy under chapter XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC has been filed by the creditor, xx and xx company for the secured claim amount of $XX,XXX.XX and the amount of arrearage of $XXXX.XX on xx/xx/XXXX.
xx to voluntary petition schedule D, the amount of secured claim is $XX,XXX.XX. xx amount of unsecured debt is also reflected as $XX,XXX.XX. xx value of collateral as per schedule A is $XX,XXX.XX.
xx to chapter XX plan dated xx/xx/XXXX, the debtor shall pay to the trustee in the amount of $XX.XX bi-weekly from xx/xx/XXXX. xx arrearage to be paid is in the amount of $XXith the monthly payment of $XX.XX. xx same plan was confirmed on xx/xx/XXXX. xx for relief from stay was filed on xx/xx/XXXX. xx on motion for relief from stay was filed on xx/xx/XXXX.
xx to inspection report dated xx/xx/XXXX located at “xx”, the subject property is owner occupied.
xx to inspection report dated xx/xx/XXXX located at “xx”, the minor work needs to be completed to bring property in good condition. xx comment pertaining damage to the subject property has been observed. xx, it is unable to be determined whether work has been completed or not.

xx:xx:xx borrower, "xx" had filed the bankruptcy under chapter XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC has been filed by the creditor, xx and xx company for the secured claim amount of $XX,XXX.XX and the amount of arrearage of $XXXX.XX on xx/xx/XXXX.
xx to voluntary petition schedule D, the amount of secured claim is $XX,XXX.XX. xx amount of unsecured debt is also reflected as $XX,XXX.XX. xx value of collateral as per schedule A is $XX,XXX.XX.
xx to chapter XX plan dated xx/xx/XXXX, the debtor shall pay to the trustee in the amount of $XX.XX bi-weekly from xx/xx/XXXX. xx arrearage to be paid is in the amount of $XXith the monthly payment of $XX.XX. xx same plan was confirmed on xx/xx/XXXX. xx for relief from stay was filed on xx/xx/XXXX. xx on motion for relief from stay was filed on xx/xx/XXXX.
xx modification agreement was made between the borrower, “xx” and xx, “xx and xx” on xx/xx/XXXX. xx borrower promises to pay P&I in the amount of $XXX.XX with the initial step interest rate of X.XX% beginning fromXX/XX/XXXX. xx new principal balance is $XX xx maturity date is xx/xx/XXXX. xx loan was modified with four steps of interest rate.	Missing Required State Disclosures	xx: xx: xx/xx/2015 xx: xx/xx/2013 |---| 756 (xx) |----| xx: BK filing on xx/xx/2015. xx: xx:
xx: xx: xx per xx: $0.00   xx: $-117.13   xx: $117.13   xx %: -100.00000%   xx: xx per review xx per payment xx is $0.00.   xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -19 (xx)   xx %:    xx: xx per MOD loan was modified on xx/xx/2017.   xx: xx:
xx: xx: 360   xx: 478   xx: -118   xx %: -24.xx%   xx: xx is 360.   xx: xx:
xx: xx 1 xx: xx/xx/2017   xx: xx/xx/2020   xx: -1096 (xx)   xx %:    xx: MOD xx 1 xx is xx/xx/2017.   xx: xx:
xx: xx 1 xx: 3.000%   xx: 5.000%   xx: -2.000%   xx %: -2.00000%   xx: MOD Step1 xx is 3.000%.   xx: xx:
xx: xx 2 xx: xx/xx/2019   xx: xx/xx/2021   xx: -731 (xx)   xx %:    xx: MOD Step21 xx is xx/xx/2019.   xx: xx:
xx: xx 2 xx: 4.000%   xx: 5.500%   xx: -1.500%   xx %: -1.xx%   xx: MOD Step3 xx is 4.000%.   xx: xx:
xx: xx MI xx in xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx P&I   xx: $351.27   xx: $250.04   xx: $101.23   xx %: 40.xx%   xx: xx P&I is $351/27.   xx: xx:
xx: xx: 5.xx%   xx: 4.00000%   xx: 1.xx%   xx %: 1.xx%   xx: xx is 5.75%.   xx: xx:
xx: xx: xx: 22B233333333322111333223   xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: 3223331113233333333B2B22 xx: xx %: xx: xx history string reversed is xx. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test.
This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 5.910%. The disclosed APR of 5.750% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data: 5.750% Comparison Data: 5.910% Variance: -0.160%.
This loan failed the TILA finance charge test.
The finance charge is $67,356.15. The disclosed finance charge of $66,263.73 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data: $66,263.73 Comparison Data: $67,356.15 Variance: -$1,092.42."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. Choice of Insurer disclosure is missing from loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85744500	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$1,602.30	01/08/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$408.69	4.750%	360	xx	xx	Conventional	Fixed	Purchase	88.127%	88.127%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	34.273%	First	Final policy	Not Applicable	Not Applicable	11/01/2019	$97,214.24	Not Applicable	4.000%	$450.38	11/01/2019	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with xx.
xx chain of assignment is complete.
xx judgments and liens found pending are as follows:
xx is one HOA lien open against the subject property in the amount of $X,XXX.XX held by xx. xx and recorded xx/xx/XXXX.
xx are three xx/xx liens open against the subject property in the total amount of $XXX.XX held by xx of xx and recorded xx/xx/XXXX and xx/xx/XXXX.
xx are two active mortgages against subject property which is in the amount of $XX xx county taxes for the year of XXXX have been paid in the amount of X,XXX.XX
xx delinquent taxes have been found for the prior years.
xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower has been delinquent for X month. xx last payment was received in the amount of $XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history is in the amount of $XX	xx:xx loan is in foreclosure. xx servicing comment and documents in file reveal that loan is in foreclosure since XXXX. xx was referred on xx/xx/XXXX. xx further information has been found.
xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower has been delinquent for X month. xx last payment was received in the amount of $XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history is in the amount of $XX

xx:xx servicing comment and documents in file reveal that loan is in foreclosure since XXXX. xx was referred on xx/xx/XXXX. xx further information has been found.
xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower had given promised to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Report Good Faith Estimate Missing Initial Closing Disclosure	xx: xx: xx per xx: $0.00 xx: $-8.80 |---| $8.80 |----| -100.00000% xx: xx per xx is $0.00. xx: xx:
xx: xx: 360   xx: 380   xx: -20   xx %: -5.xx%   xx: xx is "360".   xx: xx:
xx: xx P&I   xx: $408.69   xx: $450.38   xx: $-41.69   xx %: -9.xx%   xx: xx P&I is $408.69.   xx: xx:
xx: xx: 4.xx%   xx: 4.00000%   xx: 0.xx%   xx %: 0.xx%   xx: xx is "4.xx %".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is "xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is "xx".   xx: xx:
xx: xx:    xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the RESPA originator compensation validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Risk indicator is moderate due to the RESPA originator compensation validation test."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file"
* Missing Initial Closing Disclosure (Lvl 2)     "List of service provider is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3423255	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,230.26	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$587.90	6.250%	360	xx	xx	Conventional	Fixed	Purchase	93.358%	93.358%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	28.022%	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2016	$85,302.57	Not Applicable	4.000%	$407.25	07/01/2016	Financial Hardship	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx, xx M xx, and lender MERS as nominee for xx and xx which was recorded on xx/xx/XXXX. xx chain of assignment is xxomplete as the assignment of mortgage is currently with the “MERS as nominee for xx and xx“ instead of “xx xx, L.P.”.
xx is an active civil judgment against the borrower in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX in favour of xx xx; GM xx.
xx combined tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX,XXX.XX.
xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which was begun on xx/xx/XXXX. xx new UPB is in the amount of $XX xx, the interest bearing amount is $XX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.
xx per collection comments the subject property has been occupied by the owner and is in average condition.

xx:xx:xx	xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which was begun on xx/xx/XXXX. xx new UPB is in the amount of $XX xx, the interest bearing amount is $XX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx: xx: xx per xx: $0.00 xx: $-15.00 |---| $15.00 |----| -100.00000% xx: xx per payment history is "$0.00". xx: xx:
xx: xx of xx: xx/xx/2016   xx: xx/xx/2016   xx: 45 (xx)   xx %:    xx: xx of xx/xx/2016.   xx: xx:
xx: xx per xx: $132.27   xx: $-505.32   xx: $637.59   xx %: -126.xx%   xx: xx per xx is $132.27.   xx: xx:
xx: xx P&I   xx: $587.90   xx: $414.18   xx: $173.72   xx %: 41.xx%   xx: xx P&I is "587.90".   xx: xx:
xx: xx: 6.xx%   xx: 4.00000%   xx: 2.xx%   xx %: 2.xx%   xx: xx is "6.2500%".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is "xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string xx is "xx".   xx: xx:
xx: xx: xx: xx %: xx: xx is " xx". xx: xx:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9030552	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,958.98	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$787.54	4.540%	180	xx	xx	Conventional	Fixed	Cash Out	79.000%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	10/18/2014	$96,562.55	Not Applicable	4.540%	$828.48	11/16/2014	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender “xx and xx” for the loan amount is $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has not been completed. xx, the assignment is with the “xx and xx”. xx, the correct assignee should be with the “xx”.
xx, any active judgments have been found.
xx annual taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx, any prior year delinquent taxes have been found.

xx to the payment history as of xx/xx/XXXX, the borrower is delinquent from X months and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with an interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX	xx:xx per the servicing comment as of xx/xx/XXXX, the loan is active in the bankruptcy.
xx to the payment history as of xx/xx/XXXX, the borrower is delinquent from X months and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with an interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX
xx loan was modified once since origination. xx loan modification agreement was made between “xx” and the lender “xx and xx” on xx/xx/XXXX with a new principal balance of $XX,XXX.XX.  xx borrower had promised to pay in the amount of $XXX.XX with an interest rate of X.XX %.beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX.
xx debtor “xx D. xx” had filed bankruptcy under chapter- XX with the case# xx on the xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx debtor has promises to pay for the amount of $XXXX.XX for XX months. xx POC was filed by xx and xx on xx/xx/XXXX, for the secured claim amount is $XX,XXX.XX and the arrearage amount of $X,XXX.XX. xx borrower filed motion to sell the property on xx/xx/XXXX and it was granted on xx/xx/XXXX. xx schedule D of xx dated XX/XX/XX shows that the amount of claim without deducting the value of the collateral is $XX,XXX.XX and the value of the collateral is $XXX,XXX.XX; however, the unsecured portion is $X.XX. xx for xx filed on xx/xx/XXXX. xx is no comment indicating a cram down.
xx BPO report dated xx/xx/XXXX which is located at “xx ” shows property is xx occupied with  average condition. xx, any damage and repairs have been found.

xx:xx:xx to the PACER, the debtor “xx D. xx” had filed bankruptcy under chapter- XX with the case# xx on the xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx debtor has promised to pay for the amount of $XXXX.XX for XX months. xx POC was filed by xx and xx on xx/xx/XXXX, for the secured claim amount is $XX,XXX.XX and the arrearage amount of $X,XXX.XX. xx borrower filed motion to sell the property on xx/xx/XXXX and it was granted on xx/xx/XXXX. xx schedule D of xx dated XX/XX/XX shows that the amount of claim without deducting the value of the collateral is $XX,XXX.XX and the value of the collateral is $XXX,XXX.XX; however, the unsecured portion is $X.XX. xx for xx was filed on xx/xx/XXXX. xx is no comment indicating a cram down.	xx loan was modified once since origination. xx loan modification agreement was made between “xx” and the lender “xx and xx” on xx/xx/XXXX with a new principal balance of $XX,XXX.XX. xx borrower had promised to pay in the amount of $XXX.XX with an interest rate of X.XX %.beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx: xx #1 xx: xx: |---| |----| xx: xx per note the borrower middle name is xx. xx: xx:
xx: xx per xx: $252.29   xx: $-206.83   xx: $459.12   xx %: -221.xx%   xx: xx per revew xx per xx is $252.29.   xx: xx:
xx: xx: 180   xx: 154   xx: 26   xx %: 16.xx%   xx: xx per note the original maturity terms are 180 months.   xx: xx:
xx: xx MI xx in xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx P&I   xx: $787.54   xx: $828.48   xx: $-40.94   xx %: -4.xx%   xx: xx per note the original stated P&I is $787.54.   xx: xx:
xx: xx: xx: 23B333333333333333333333   xx:    xx %:    xx: xx per review xx is xx.   xx: xx:
xx: xx: xx: 3333333333333333333B3B32   xx:    xx %:    xx: xx per review xx is xx.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx per HUD-1 the purpose of transaction is xx.   xx: xx:
xx: xx: xx/xx/2027 xx: xx/xx/2027 xx: -31 (xx) xx %: xx: xx per review xx date is xx/xx/2027. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $39,271.81. The disclosed finance charge of $39,063.44 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
 The finance charge is $39,271.81. The disclosed finance charge of $39,063.44 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Below State Disclosures are missing from loan file;
Insurance Sales, Fair Housing Notice, Homeownership Protection Center Disclosures, Notice of Free Choice of Agent or Insurer, VA Application Disclosure, Choice of Settlement Agent Disclosure, Disclosure of Charges For Appraisal or Valuation, Copy of Appraisal or Statement of Appraised Value, Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL not hand dated by the borrower."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39242771	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,579.81	02/29/2020	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,873.39	11.700%	360	xx	xx	Conventional	ARM	Purchase	90.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	$20,700.00	10/18/2018	$170,000.00	Not Applicable	4.500%	$844.13	12/01/2018	Financial Hardship	xx per review of latest updated title report dated xx/xx/XXXX the loan was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of xx., which was recorded on xx/xx/XXXX under xx/xx# xx/XX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx xx, LP.
xx is one junior mortgage which was recorded on xx/xx/XXXX under xx/xx#xx/XXX in the amount of $XX,XXX.XX in favor of xx A xx and xx G xx.
xx active judgments or liens have been found against the borrower or subject property.
xx annual combined taxes of XXXX have been paid in the total amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payment. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX % and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx provided tape data as of xx/xx/XXXX reflects the current UPB in the amount of $XXX,XXX.XX.	xx:xx loan is performing and borrower has been making his monthly payment. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX % and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx provided tape data as of xx/xx/XXXX reflects the current UPB in the amount of $XXX,XXX.XX.

xx debtor “xx E. xx” had filed bankruptcy under ch#XX with case# xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed by subject creditor on xx/xx/XXXX with the secured claim amount of $XXX,XXX.XX and arrears in the amount of $XX,XXX.XX. xx D of xx dated xx/xx/XXXX shows that amount of claim without deduction value of collateral is $XXX,XXX.XX and value of property is $XXX,XXX.XX; therefore the unsecured portion is $XX,XXX.XX. xx ch#XX plan dated xx/xx/XXXX stated that debtor shall seek mortgage modification program. xx to approve loan modification was filed by debtor on xx/xx/XXXX and it was approved on xx/xx/XXXX. xx loan was modified and debtor started the payment as per mod with new interest rate of X.XX% and P&I $XXX.XX. xx last date of filing is xx/xx/XXXX.

xx loan has been modified once since origination. xx loan has been modified on xx/xx/XXXX with xx between borrower “xx ” and lender “xx LLC.”  xx new principal balance is $XX. xx promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX. xx balloon addendum attached with mod located at “xx”shows that the lender agrees to immediately forgive an amount equal to $XXX,XXX.XX which exceeds X.XX% of the modified principal balance and the amortized principal balance is $XX.

xx comment dated xx/xx/XXXX states that per loss note dated xx/xx/XXXX borrower confirmed that only roof was damaged and estimated cost of repair has not been mentioned. xx per comment dated xx/xx/XXXX borrower requested reimbursement of $X,XXX.XX. xx per comment dated xx/xx/XXXX the property had damaged XX% as the storm caused the interior and roof damage. xx comment dated xx/xx/XXXX states that the payment $X,XXX.XX was paid in full and received receipt# #xx. xx latest comment dated xx/xx/XXXX shows that the inspection took place on xx XXXX with photos but inspection did not mention any damages to the property. xx, no further comments indicate that the damage has been repaired and the latest BPO report is not available to confirm the same.
xx subject property is owner occupied.

xx:
xx per the servicing comment dated xx/xx/XXXX, the FC was cancelled due to reinstatement.
xx per the servicing comment dated xx/xx/XXXX, the reason for default is excessive obligations.
xx per the servicing comment dated xx/xx/XXXX, the property was affected due to a natural disaster.

xx:xx per available servicing comments foreclosure proceedings were initiated on property. xx comment dated xx/xx/XXXX states that FC sale was scheduled on xx/xx/XXXX but it was canceled due to bankruptcy filed by debtor on xx/xx/XXXX under ch#XX with case#xx. xx loan was modified on xx/xx/XXXX through bankruptcy. xx, as per comment dated xx/xx/XXXX the foreclosure was dismissed due to loan modification. xx further details have been found regarding foreclosure proceedings.
xx:xx debtor “xx E. xx” had filed bankruptcy under ch#XX with case# xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed by subject creditor on xx/xx/XXXX with the secured claim amount of $XXX,XXX.XX and arrears in the amount of $XX,XXX.XX. xx D of xx dated xx/xx/XXXX shows that amount of claim without deduction value of collateral is $XXX,XXX.XX and value of property is $XXX,XXX.XX; therefore the unsecured portion is $XX,XXX.XX. xx ch#XX plan dated xx/xx/XXXX stated that debtor shall seek mortgage modification program. xx to approve loan modification was filed by debtor on xx/xx/XXXX and it was approved on xx/xx/XXXX. xx loan was modified and debtor started the payment as per mod with new interest rate of X.XX% and P&I $XXX.XX. xx last date of filing is xx/xx/XXXX.

xx loan has been modified once since origination. xx loan has been modified on xx/xx/XXXX with xx between borrower “xx E xx” and lender “xx LLC.” xx new principal balance is $XX. xx promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX. xx balloon addendum attached with mod located at “xx”shows that the lender agrees to immediately forgive an amount equal to $XXX,XXX.XX which exceeds X.XX% of the modified principal balance and the amortized principal balance is $XX.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures	xx: xx: xx per xx: $0.00 xx: $-331.24 |---| $331.24 |----| -100.00000% xx: N/A xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -74 (xx)   xx %:    xx: xx date is xx/xx/2018.   xx: xx:
xx: xx per xx: $0.00   xx: $-298.67   xx: $298.67   xx %: -100.00000%   xx: N/A   xx: xx:
xx: xx: 360   xx: 464   xx: -104   xx %: -22.xx%   xx: xx original xx term months is 360.   xx: xx:
xx: xx MI xx in xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx P&I   xx: $1873.39   xx: $844.13   xx: $1029.26   xx %: 121.xx%   xx: xx P&I amount is $1,873.39.   xx: xx:
xx: xx: 11.xx%   xx: 2.00000%   xx: 9.xx%   xx %: 9.xx%   xx: xx is 11.700%   xx: xx:
xx: xx: xx: 22210000222221333333B333   xx:    xx %:    xx: xx is xx: xx:
xx: xx: xx: 333B33333212222200021222   xx:    xx %:    xx: xx is xx: xx:
xx: xx: PUD xx: xx: xx %: xx: as per appraisal report property is PUD. xx: xx:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing form loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing form loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing form loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30209307	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,625.46	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$436.24	5.250%	360	xx	xx	Conventional	Fixed	Purchase	65.833%	105.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	27.280%	First	Final policy	Not Applicable	$47,000.00	05/01/2016	$81,936.36	Not Applicable	3.250%	$305.25	05/01/2016	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX with xx, and it was recorded on xx/xx/XXXX.
xx chain of assignment is xxomplete. xx current assignor is with xx.
xx is a junior mortgage originated on xx/xx/XXXX in the amount of $XX,XXX.XX with xx of xx, a xx, and it was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
XXXX annual county taxes have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year taxes are delinquent as per updated title report.
xx history as of xx/xx/XXXX shows that the loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.	xx:xx review of the collection comment shows that the loan is in the collections and the next due date for the payment is xx/xx/XXXX. xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquency for X month and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX xx to the loan modification a new principal balance is $XXto a step modification and the rate was starting from X.XXX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX%. xx damage and repairs have been found latest servicing comments.
xx:xx:xx	xx loan was modified with an effective date of xx/xx/XXXX. xx new modified principal balance is $XX xx promised to pay the loan in two step interest rate. xx payment was started from xx/xx/XXXX and the maturity date is xx/xx/XXXX.	Affiliated Business Disclosure Good Faith Estimate Missing Required Disclosures Missing Required State Disclosures	xx: xx of xx: xx/xx/2016 xx: xx/xx/2016 |---| -5 (xx) |----| xx: xx date of last modification is xx/xx/2016. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx amoritization type is xx.   xx: xx:
xx: xx: 360   xx: 478   xx: -118   xx %: -24.xx%   xx: xx original matuirty term months is 360.   xx: xx:
xx: xx MI xx in xx?   xx: xx: xx:    xx %:    xx: NO MI required.   xx: xx:
xx: xx P&I   xx: $436.24   xx: $328.88   xx: $107.36   xx %: 32.xx%   xx: xx stated P&I is $436.24.   xx: xx:
xx: xx: 5.xx%   xx: 3.xx%   xx: 1.xx%   xx %: 1.xx%   xx: xx stated rate is 5.xx%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx xx xx: xx %: xx: xx address street read as xx xx xx. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is "Moderate due to- TILA Finance Charge Test and HOEPA Higher-Priced Mortgage Loan Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for the TILA finance charge test. Loan Data: $80,390.90, Comparison Data: $80,716.93, Variance: -$326.03."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* LTV or CLTV exceeds 104% (Lvl 2)     "There is a junior mortgage in the amount of $47000.00 hence the CLTV is greater than 100%. LTV is 65.83%."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.  1. Anti-Coercion Notice 2. Title Insurance Disclosure 3. Radon Gas Disclosure 4. Insurance Sales Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from loan files."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38184930	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,905.46	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$445.49	4.750%	360	xx	xx	Conventional	Fixed	Purchase	94.994%	94.994%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	27.395%	First	Final policy	Not Applicable	Not Applicable	02/01/2018	$89,487.69	Not Applicable	4.750%	$487.70	02/01/2018	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with MERS as nominee for xx. xx chain of assignment is xxomplete as no assignment has been provided. xx is a civil judgment in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX in favor of xx. xx and xx taxes are due in the amount of $XXX.XX and $XXX.XX respectively. xx prior year delinquent taxes have been found.	xx of payment history shows that the borrower is not making payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX that was applied for the due date of xx/xx/XXXX. xx next payment is due on xx/xx/XXXX. xx per payment history, the current UPB is $XX,XXX.XX.	xx:xx loan is in collections. xx borrower is not making payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX that was applied for the due date of xx/xx/XXXX. xx next payment is due on xx/xx/XXXX. xx agreement was made between (borrower) and lender on effective date of xx/xx/XXXX. xx borrower had given promise to pay the UPB of $XX,XXX.XX with interest rate of X.XXX% with P&I of $XXX.XX with fixed amortized type and it was started from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX. xx bankruptcy and foreclosure activities have been found. xx borrower wants to keep the subject property. xx reason for default is unawareness of borrower towards delinquency. xx subject property is owner occupied.

xx:xx:xx	xx agreement was made between (borrower) and lender on effective date of xx/xx/XXXX. xx borrower had given promise to pay the UPB of $XX,XXX.XX with interest rate of X.XXX% with P&I of $XXX.XX with fixed amortized type and it was started from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.

Missing or error on the Rate Lock	xx: xx: xx per xx: $0.00 xx: $-247.00 |---| $247.00 |----| -100.00000% xx: N.A. xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -20 (xx)   xx %:    xx: xx per modification agreement   xx: xx:
xx: xx: 360   xx: 326   xx: 34   xx %: 10.xx%   xx: xx per xx: xx:
xx: xx: $xx: $xx: $6100.00   xx %: 6.xx%   xx: xx per xx: xx:
xx: xx P&I   xx: $445.49   xx: $487.70   xx: $-42.21   xx %: -8.xx%   xx: xx per xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx string is xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx string is xx: xx:
xx: xx: xx: xx %: xx: N.A xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing Required Disclosures (Lvl 3) "List of Service Providers is missing in the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed PA License Validation Test.
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance result is Moderate because this loan has failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94505894	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,255.21	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$476.72	6.750%	360	xx	xx	Conventional	ARM	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	30.228%	First	Final policy	Not Applicable	Not Applicable	07/01/2016	$68,413.50	Not Applicable	4.000%	$326.62	07/01/2016	Financial Hardship	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for xx.
xx chain of mortgage assignment is xxomplete. xx assignment has been found. xx assignment of mortgage should be with xx xx LP or xx.
xx active liens and judgments have been found.
xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX	xx:xx servicing comment and documents in file reveal that loan is in collections.
xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX.
xx foreclosure proceedings have been found.
xx bankruptcy filing has been found.
xx servicing comment and documents in file reveal that loan is in collections.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with the fixed amortization with the new principal balance of $XX,XXX.XXout of which $X.XX has been deferred and the new interest bearing principal amount is in the amount of $XX xx borrower promises to pay the P&I of $XXX.XX with the new interest rate of X.XXX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Disclosures	xx: xx: xx per xx: $0.00 xx: $-13.00 |---| $13.00 |----| -100.00000% xx: xx: xx per xx is $0.00. xx: xx:
xx: xx of xx: xx/xx/2016   xx: xx/xx/2016   xx: 14 (xx)   xx %:    xx: xx of xx is xx/xx/2016.   xx: xx:
xx: xx: 360   xx: 359   xx: 1   xx %: 0.xx%   xx: xx is 360.   xx: xx:
xx: xx MI xx in xx?   xx: xx: xx:    xx %:    xx: xx MI xx in xx? is xx.   xx: xx:
xx: xx P&I   xx: $476.72   xx: $332.68   xx: $144.04   xx %: 43.xx%   xx: xx P&I is $476.72.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx:   xx:    xx %:    xx: xx is 414 xx.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx is PUD. xx: xx:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86182764	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$1,407.87	$1,805.08	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$782.56	4.490%	180	xx	xx	Conventional	Fixed	Refinance	80.000%	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender “xx and xx” for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has not been completed. xx, the assignment is with the “xx and xx”. xx, the  correct assignment should be with the “xx”.
xx is one senior mortgage against the subject property in the favor of  “xx and xx” for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx is one senior hospital medical lien against the borrower in the favor of xx for the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx and second city installment taxes for the year of XXXX have been paid in the amount of $XXX.XX.
xx city installment taxes for the year of XXXX have been paid in the amount o $XXX.XX.
xx city installment taxes for the year of XXXX have been due in the amount of $XXX.XX which was due on xx/xx/XXXX.
xx city installment taxes for the year of XXXX have been delinquent in the amount of $XXX.XX which was due on xx/xx/XXXX and they are good trough date till xx/xx/XXXX.
xx city installment taxes for the year of XXXX have been delinquent in the amount of $XXX.XX which was due on xx/xx/XXXX and they are good trough date till xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is delinquent from X months and next due date is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX with an interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX	xx:xx per the servicing comment as of xx/xx/XXXX, the loan is in the bankruptcy.
xx to the payment history as of xx/xx/XXXX, the borrower is delinquent from X months and next due date is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX with an interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX
xx loan was not modified since origination.
xx borrower xx and xx had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx. xx plan was confirmed on xx/xx/XXXX. xx debtor has promises to pay for trustee in the amount of $XXXX for XX months and $XXXX.XX for XX months. xx POC was filed on xx/xx/XXXX for the secured claim amount is $XX,XXX.XX and the arrearage amount of $X,XXX.XX. xx voluntary petition filed on xx/xx/XXXX. xx value of collateral amount is $XXX,XXX.XX and amount of claim is $XX,XXX.XX.
xx, any foreclosure activity has been found.
xx subject property occupancy is unable to be determined. xx, any damage and repairs have been found.

xx:xx:xx borrower xx and xx had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx. xx plan was confirmed on xx/xx/XXXX. xx debtor has promises to pay for trustee in the amount of $XXXX for XX months and $XXXX.XX for XX months. xx POC was filed on xx/xx/XXXX for the secured claim amount is $XX,XXX.XX and the arrearage amount of $X,XXX.XX. xx voluntary petition filed on xx/xx/XXXX. xx value of collateral amount is $XXX,XXX.XX and amount of claim is $XX,XXX.XX.	xx	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx: xx: xx: 11B003333332333333333333 |---| |----| xx: xx history string is "xx". xx: xx:
xx: xx: xx: 3333333333332333333B0B11   xx:    xx %:    xx: xx history string reversed is "xx".   xx: xx:
xx: xx: xx xx: xx %: xx: xx address street is "xx". xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $38,742.50. The disclosed finance charge of $38,468.50 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
 The finance charge is $38,742.50. The disclosed finance charge of $38,468.50 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "List of servicer disclosure is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan files."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission is missing from the loan files."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL not hand dated by the borrower."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1724573	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,391.03	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$371.42	4.990%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the review of updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX in the favor of xx and xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed.
xx are no active judgments or liens against the subject property or borrower.
xx property taxes of the year XXXX are paid in the amount of $XXXX.XX. xx years taxes are not delinquent.	xx to the payment history as of xx/xx/XXXX, the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with an interest rate of X.XXX%. xx per tape data, the UPB is reflected in the amount of $XX	xx:xx per the servicing comment as of xx/xx/XXXX, the loan is in collection.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX in the amount of $XXX.XX with an interest rate of X.XXX%. xx per tape data, the new UPB is reflected in the amount of $XX
xx loan was not modified since origination.
xx borrower had filed the bankruptcy under chapter-XX with case #xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx debtor has promised to pay for the amount of $XXX.XX for XX months. xx POC was filed on xx/xx/XXXX for the secured claim amount is $XX,XXX.XX and the arrearage amount of $X,XXX.XX.
xx subject property is owner occupied. xx damage and repairs have been found (xx””).

xx:xx:xx to the PACER, the borrower had filed the bankruptcy under chapter-XX with case #xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx debtor was promises to pay for the amount of $XXX.XX for XX months. xx POC was filed on xx/xx/XXXX for the secured claim amount is $XX,XXX.XX and the arrearage amount of $X,XXX.XX.	xx	Affiliated Business Disclosure Credit Application Good Faith Estimate Missing Disclosures Origination Appraisal Right of Rescission	xx: xx: xx per xx: $0.00 xx: $-2849.10 |---| $2849.10 |----| -100.00000% xx: xx advances: xx per payment history is $0.00. xx: xx:
xx: xx MI xx in xx?   xx: xx: xx:    xx %:    xx: xx. xx doc status MI cert in file is not applicable.   xx: xx:
xx: xx: xx: $xx:    xx %:    xx: xx appraised value is unavailable.   xx: xx:
xx: xx: xx: 22B333333333333333333333   xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: 3333333333333333333B3B22 xx: xx %: xx: xx history string reversed is xx. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $20,478.93. The disclosed finance charge of $20,332.25 is not considered accurate because it is understated by more than $100."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan files."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.193% exceeds APR threshold of 4.490% over by +0.703%. The subject loan is non escrowed. Subject loan originated on xx/xx/2012 and the 1 year affirmative defense period has expired.

This loan failed the higher-priced mortgage loan required escrow account test due to the payment of homeowner's insurance and property taxes for properties that are not a condominium, high rise condominium, or planned unit development, or The loan contains a custom fee with an associated attribute of "escrow or reserves" and the fee does not have a dollar value listed; or The payment of property taxes for condominium, or high rise condominium, or planned unit development.

This loan failed the HOEPA higher-priced mortgage loan document type test. The documentation type of the loan was not provided. considered when making any higher-priced mortgage loan."
* Missing Appraisal (Lvl 2)     "An appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."		Critical	Fail	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29518871	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$459.20	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$508.77	3.890%	180	xx	xx	Conventional	Fixed	Refinance	79.674%	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx and lender xx and xx, a xx banking corporation, which was recorded on xx/xx/XXXX. xx chain of assignment is xxomplete as the assignment of mortgage is currently with the “xx and xx, a xx banking corporation“ instead of “xx xx, L.P.”.
xx active liens and judgments have been found on updated title report dated xx/xx/XXXX.
Xst installment of combined tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $XXX.XX.
Xnd installment of combined tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX	xx:xx subject loan is in active bankruptcy. xx of the collection comment states that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX
xx has filed bankruptcy under chapter XX case# xx on xx/xx/XXXX. POC was filed on xx/xx/XXXX which shows that the amount of secured claim is $XX,XXX.XX and the amount of arrearage is $X.XX. xx has filed chapter XX plan on xx/xx/XXXX which states that the debtor shall pay the subject claim direct to subject creditor. xx XX xx was filed on xx/xx/XXXX which states that the debtor chapter XX plan is hereby confirmed. xx debtor is in active bankruptcy.
xx per collection comments subject property has been occupied by the owner and is in average condition.
xx:xx:xx has filed bankruptcy under chapter XX case# xx on xx/xx/XXXX. POC was filed on xx/xx/XXXX which shows that the amount of secured claim is $XX,XXX.XX and the amount of arrearage is $X.XX. xx has filed chapter XX plan on xx/xx/XXXX which states that the debtor shall pay the subject claim direct to subject creditor. xx XX xx was filed on xx/xx/XXXX which states that the debtor chapter XX plan is hereby confirmed. xx debtor is in active bankruptcy.	xx	Affiliated Business Disclosure Credit Application Good Faith Estimate Notice of Servicing Transfer Right of Rescission	xx: xx: xx/xx/2019 xx: xx/xx/2014 |---| 1842 (xx) |----| xx: xx filing date is xx/xx/2019. xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $0.58   xx %: 0.00083%   xx: xx is $69,316.58   xx: xx:
xx: xx: xx: 10B000000000000000000000   xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: 0000000000000000000B0B01   xx:    xx %:    xx: xx history string reversed is xx: xx:
xx: xx: xx: xx %: xx: xx address street is xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and Late Fees Test are failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulation Test failed due to Late Fees Test.
Late Fees Test shows Loan Data 5.000% Comparison Data 2.947% and Variance +2.053%.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to following reason:
1. TILA Finance Charge Test shows Loan Data $22,268.17 Comparison data $22,440.15 and Variance -$171.98.
The finance charge is $22,440.15. The disclosed finance charge of $22,268.17 is not considered accurate because it is understated by more than $100.
2. TILA Foreclosure Rescission Finance Charge Test shows Loan Data $22,268.17 Comparison data $22,440.15 and Variance -$171.98.
The finance charge is $22,440.15. The disclosed finance charge of $22,268.17 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good faith estimate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	Pass	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62099978	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,634.14	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$695.80	3.625%	180	xx	xx	Conventional	Fixed	Cash Out	77.200%	77.200%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	40.963%	First	Final policy	Not Applicable	Not Applicable	07/01/2016	$72,755.79	$406.03	3.625%	$704.35	07/01/2016	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for xx and xx.
xx chain of assignment is not complete. xx required chain assignment is from “MERS as nominee for xx and xx” to “ xx xx LLP”.
xx junior or senior judgments/liens/mortgages:
xx is an active junior xx available in the updated title report in the total amount of $XX,XXX.XX in favor of xx and xx, and it was recorded on xx/xx/XXXX.
xx taxes for year XXXX have been paid in full in the amount of $ X,XXX.XX on xx/xx/XXXX.

xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower has been delinquent for more than XXX days. xx last payment was received in the amount of $XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history is in the amount of $XX	xx:xx loan is in collections. xx servicing comments dated xx/xx/XXXX shows the reason for default is xx.
xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower has been delinquent for more than XXX days. xx last payment was received in the amount of $XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history is in the amount of $XX

xx:xx:xx debtor xx and xx had filed bankruptcy under CH-X with case no# xx on xx/xx/XXXX. xx debtor had discharged on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.	xx agreement was made between borrower and lender on effective date of xx/xx/XXXX.
xx borrower had given promise to pay the UPB of $XX,XXX.XX with interest rate of X.XXX% with P&I of $XXX.XX with fixed amortized type and it was beginning from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.
Good Faith Estimate Missing Initial Closing Disclosure	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx (xx-loan xx)? is "xx". xx: xx:
xx: xx of xx: xx/xx/2016   xx: xx/xx/2016   xx: -19 (xx)   xx %:    xx: xx of xx is "xx/xx/2016".   xx: xx:
xx: xx per xx: $0.00   xx: $-488.74   xx: $488.74   xx %: -100.00000%   xx: xx is "$0.00".   xx: xx:
xx: xx: 180   xx: 122   xx: 58   xx %: 47.xx%   xx: xx is "180".   xx: xx:
xx: xx P&I   xx: $695.80   xx: $704.35   xx: $-8.55   xx %: -1.xx%   xx: xx P&I is " $695.80".   xx: xx:
xx: xx: 3.xx%   xx: 3.xx%   xx: 0.00500%   xx %: 0.00500%   xx: xx is "3.xx %".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is "xx".   xx: xx:
xx: xx: xx xx: xx %: xx: xx is "706 xx. E." xx: xx:	2: Acceptable with Warnings	* ComplianceEase RESPA Test Failed (Lvl 2) "This loan failed the Good Faith Estimate disclosure date test due to one of the following reasons: ( 12 CFR §1024.7 , transferred from 24 CFR §3500.7 , as amended in 2008 ) The loan was audited under the "New Pre-Close or Post-Close Audit" selection from the ComplianceAnalyzer menu, and The loan has a Good Faith Estimate disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); or The Good Faith Estimate disclosure date is after the closing date. FAIL."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance ease risk indicator is moderate due to :
1) RESPA GFE Disclosure Date Test -FAIL
This loan failed the Good Faith Estimate disclosure date test due to one of the following reasons: ( 12 CFR §1024.7 , transferred from 24 CFR §3500.7 , as amended in 2008 ) The loan was audited under the "New Pre-Close or Post-Close Audit" selection from the ComplianceAnalyzer menu, and The loan has a Good Faith Estimate disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); or The Good Faith Estimate disclosure date is after the closing date. FAIL.

2) Initial TIL Disclosure Date Test - FAIL

This loan failed the initial TIL disclosure date test due to one of the following: ( 12 CFR §1026.17(b),1026.19(a) , transferred from 12 CFR §226.17(b) , 226.19(a) , as amended in 2009 )
The date creditor received the application (formerly application date) is on or after July 30, 2009, and: The loan is a mortgage transaction subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.) that is secured by the consumer's dwelling; and The initial TIL disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer's written application FAIL."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the initial TIL disclosure date test due to one of the following: ( 12 CFR §1026.17(b),1026.19(a) , transferred from 12 CFR §226.17(b) , 226.19(a) , as amended in 2009 )
The date creditor received the application (formerly application date) is on or after July 30, 2009, and: The loan is a mortgage transaction subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.) that is secured by the consumer's dwelling; and The initial TIL disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer's written application FAIL."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
																																																																																								* Missing Initial Closing Disclosure (Lvl 2) "List of service provider is missing from the loan file."		Moderate	Pass	Fail	Fail	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98217437	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,789.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$463.18	3.875%	360	xx	xx	Conventional	Fixed	Purchase	92.925%	92.925%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with MERS as nominee for xx and XX which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment is xxomplete as no assignment has been found. xx should be with xx xx, LP.
xx is a junior mortgage open against the subject property in favor of xx of xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes of XXXX have been paid in the amount of $X,XXX.XX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance is in the amount of $XX	xx:xx servicing comment and documents in file reveal that loan is in collections and currently in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX.
xx to the PACER, the debtor (xx) had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.
xx foreclosure proceedings have been found.
xx to collection comment, no damages or repairs have been found.
xx:xx:xx to the PACER, the debtor (xx) had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx	Credit Report Good Faith Estimate Origination Appraisal	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx (xx-xx)? is "xx". xx: xx:
xx: xx: 360   xx: 361   xx: -1   xx %: -0.xx%   xx: xx original maturity term months is "360".   xx: xx:
xx: xx: 3.xx%   xx: 3.xx%   xx: -0.00500%   xx %: -0.00500%   xx: xx stated rate is "3.xx%".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is "xx".   xx: xx:
xx: xx: 000000000010   xx: 000000000000000000000001   xx:    xx %:    xx: xx history string reversed is "000000000010".   xx: xx:
xx: xx xx: xx %: xx: as per xx: xx:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is "Moderate" de to loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. Loan Data: $68,513.53  Comparison Data: $69,544.73 Variance: -$1,031.20"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan files."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60314025	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$204.94	12/03/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$234.96	3.625%	360	xx	xx	Conventional	Fixed	Purchase	35.859%	35.859%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2018	$49,155.13	Not Applicable	3.625%	$194.13	11/01/2018	Financial Hardship	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for xx and xx.

xx chain of mortgage assignment is xxomplete as no assignment has been found. xx should be with xx xx, LP.

xx is a junior mortgage (CommunityLoan (or xx)) open against the subject property in favor of xx of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx is a junior mortgage (CommunityLoan (or xx)) open against the subject property in favor of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx is a junior mortgage (CommunityLoan (or xx)) open against the subject property in favor of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx is a junior mortgage open against the subject property in favor of xx of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.

xx is civil judgment open against the borrower in the amount of $XXX.XX in favor of xx and it was recorded on xx/xx/XXXX.
xx and second combined taxes of XXXX have been paid in the total amount of $XXX.XX.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance is in the amount of $XX	xx:xx servicing comment and documents in file reveal that loan is in collections currently in performing status.
xx payment history dated as of xx/xx/XXXX  reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX.
xx debtor xx, xx. had filed xx under chapter-X on xx/xx/XXXX with the xx# xx. xx case was discharged on xx/xx/XXXX.
xx foreclosure proceedings have been found.
xx to collection comment, no damages or repairs have been found.
xx:xx:xx debtor xx, xx. had filed xx under chapter-X on xx/xx/XXXX with the xx# xx. xx case was discharged on xx/xx/XXXX.
xx loan modification agreement was made between servicer and borrower on xx/xx/XXXX with the new modified unpaid principal balance is $XX xx interest bearing amount was $XX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	Affiliated Business Disclosure Credit Report Good Faith Estimate HUD-1 Closing Statement	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx (xx-xx) is xx: xx:
xx: xx: xx per xx: $0.00   xx: $-60.00   xx: $60.00   xx %: -100.00000%   xx: COrporate advances is $0.00   xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: 8 (xx)   xx %:    xx: xx date of last modification is xx/xx/2018.   xx: xx:
xx: xx per xx: $0.00   xx: $-142.09   xx: $142.09   xx %: -100.00000%   xx: xx advance balance per payment history is $0.00   xx: xx:
xx: xx: 360   xx: 479   xx: -119   xx %: -24.xx%   xx: xx original maturity term months are 360   xx: xx:
xx: xx MI xx in xx?   xx: xx: xx:    xx %:    xx: xx insurance doc status MI cert in file is not applicable   xx: xx:
xx: xx P&I   xx: $234.96   xx: $194.13   xx: $40.83   xx %: 21.03229%   xx: xx P&I is $234.96.   xx: xx:
xx: xx: 3.xx%   xx: 3.xx%   xx: 0.00500%   xx %: 0.00500%   xx: xx stated rate is 3.xx%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string reversed is xx: xx:
xx: xx: xx: xx %: xx: xx address street is xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Point and fees are not visible clearly from the available final copy of"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is moderate due to this loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12646964	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,605.82	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$830.93	7.875%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	06/01/2016	$75,588.11	Not Applicable	3.250%	$400.11	06/01/2016	Financial Hardship	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of xx. of the xx.
xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx” instead of “xx xx LP and xx sachs xx.”
xx active judgments/liens have been found in the updated title report against the borrower/subject property.
xx combined annual taxes for the year XXXX have been paid in full in the amount of $ X,XXX.XX on xx/xx/XXXX.
xx of payment history as of xx/xx/XXXX shows that the loan is currently delinquent for X month and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx of loan file and servicing comment shows that the loan is currently delinquent for X month and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX
xx evidence of post-closing foreclosure or bankruptcy has been found. xx intention is to retain the property.  xx evidence of damage or repair on subject property has been found. xx seems property is in good condition.

xx:xx:xx	xx loan was modified on xx/xx/XXXX with the X step amortization. xx new modified principal balance is $XX xx borrower promised to pay the initial step P&I of $XXX.XX with the new initial step interest rate of X.XXX% beginning from xx/xx/XXXX. xx new maturity date is xx/xx/XXXX.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Initial Closing Disclosure Notice of Servicing Transfer	xx: xx #1 xx: xx: D |---| |----| xx: xx #1 xx is "xx". xx: xx:
xx: xx: xx per xx: $0.00   xx: $-146.64   xx: $146.64   xx %: -100.00000%   xx: xx: xx per xx is "$0.00".   xx: xx:
xx: xx of xx: xx/xx/2016   xx: xx/xx/2016   xx: 23 (xx)   xx %:    xx: xx of xx is "xx/xx/2016".   xx: xx:
xx: xx: 360   xx: 264   xx: 96   xx %: 36.xx%   xx: xx "360".   xx: xx:
xx: xx P&I   xx: $830.93   xx: $409.14   xx: $421.79   xx %: 103.xx%   xx: xx P&I is "$830.93".   xx: xx:
xx: xx: 7.xx%   xx: 3.xx%   xx: 4.xx%   xx %: 4.xx%   xx: xx is "7.xx %".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is "xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is "xx".   xx: xx:
xx: xx: xx: xx %: xx: xx is "2037 xx". xx: xx:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents"
* Missing Initial Closing Disclosure (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The loan is ARM loan originated on xx/xx/1999 and operative index value is unable to be confirmed."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5733571	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$725.20	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	$247.03	4.000%	392		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	09/09/2016	$25,056.70	Not Applicable	4.000%	$247.03	09/01/2016	Financial Hardship	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender xx of xx which was recorded on xx/xx/XXXX. xx chain of the assignment has not been found. xx judgment and liens were open against the borrower. xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX. xx prior years delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is in xx. xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X months and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of. xx current UPB is in the amount of $XX xx to be determined the reason for default. xx subject property has been occupied by the owner. xx per the BPO report dated xx/xx/XXXX located at (xx)states that the subject property needs some exterior repairs in the amount of $XX,XXX.XX. xx comments have been found for damages or repairs. xx:xx:xx	xx loan modification agreement was made between (xx) and (xx) on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Note Notice of Servicing Transfer Origination Appraisal	xx: xx: xx per xx: $0.00 xx: $-99.08 |---| $99.08 |----| -100.00000% xx: xx advace balance per payment history is $0.00 xx: xx: xx: xx per xx: $0.00 xx: $-197.98 xx: $197.98 xx %: -100.00000% xx: xx advance balance xx: xx %: xx: xx: xx:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing, estimated hud-1 and itemization also not found in the loan file." * Note is missing or unexecuted (Lvl 3) "Note agreement is missing from the loan file. The lost note affidavit also has not been found in the loan file. The loan was modified on xx/xx/2016 located at ( xx)."	* Application Missing (Lvl 2) "Final Application is missing from the loan file." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file. So the values are updated as 0.00." * Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$18,500.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66560622	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,660.71	01/06/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,599.54	9.450%	360	xx	xx	Conventional	ARM	Cash Out	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	46.610%	First	Final policy	Not Applicable	Not Applicable	07/01/2016	$193,255.23	Not Applicable	3.500%	$748.65	07/01/2016	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with ‘xx’ and loan amount is $XXX,XXX.XX.
xx chain of assignment is complete. xx assignment is with ‘xx xx, L. P.’. xx is gap between in assignment from ‘xx’ to ‘xx’.
xx judgments and liens found pending are as follows:
xx are two HOA liens open against the subject property in the total amount of $XX,XXX.XX held by ‘NStar xx’ which was recorded xx/xx/XXXX and xx/xx/XXXX respectively.
xx are multiple civil judgments against the borrower which is in the amount of $XX
xx county taxes for XXXX (Xst, Xnd and Xrd installment) have been paid in the amount of $X,XXX.XX.
xx county taxes for XXXX (Xth installment) are due in the amount of $XXX.XX.
xx delinquent taxes have been found for the prior years.
xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower has been delinquent for X months. xx last payment was received in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB as per tape data is $XXX,XXX.XX.	xx:xx:

X. xx notes and comments.xlsx
X. xx.xlsx

xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower has been delinquent for X months. xx last payment was received in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB as per tape data is $XXX,XXX.XX.

xx evidences have been found regarding bankruptcy filing.

xx to the comment dated xx/xx/XXXX, the subject property is owner occupied.
xx to the comment dated xx/xx/XXXX, the borrower's intention is to keep the property.
xx comment dated xx/xx/XXXX shows that reason for default is medical issue.
xx evidences have been found regarding damages/repairs.

xx agreement was made between borrower and lender on effective date of xx/xx/XXXX. xx borrower had given promise to pay the UPB of $XXX,XXX.XX with interest rate of X.XXX% with P&I of $XXX.XX with fixed amortized type and it was beginning from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.
xx loan was modified in XXXX and which was contained the forgiven amount $XXX,XXX.XX.

xx servicing comment and documents in file reveal that loan is in foreclosure since XXXX. xx was referred on xx/xx/XXXX.  xx further information has been found.
xx:xx servicing comment and documents in file reveal that loan is in foreclosure since XXXX. xx was referred on xx/xx/XXXX.  xx further information has been found.
xx:xx	xx agreement was made between borrower and lender on effective date of xx/xx/XXXX. xx borrower had given promise to pay the UPB of $XXX,XXX.XX with interest rate of X.XXX% with P&I of $XXX.XX with fixed amortized type and it was beginning from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.
xx loan was modified in XXXX and which was contained the forgiven amount $XXX,XXX.XX.
Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	xx: xx: xx per xx: $0.00 xx: $-604.92 |---| $604.92 |----| -100.00000% xx: N/A xx: xx:
xx: xx P&I   xx: $2599.54   xx: $748.65   xx: $1850.89   xx %: 247.xx%   xx: P&I is $2,599.54   xx: xx:
xx: xx: 9.xx%   xx: 3.xx%   xx: 5.xx%   xx %: 5.xx%   xx: xx rate is 9.45%   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history is xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history is xx: xx:
xx: xx of xx: xx - xx: xx rate or term   xx:    xx %:    xx: xx of refinance is cash out   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx of transaction is cash out xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate due to,

1. This loan failed the TILA foreclosure rescission finance charge test.

2. This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE TILA Test Failed due to
1. This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $627,872.39. The disclosed finance charge of $627,299.45 is not considered accurate for purposes of rescission because it is understated by more than $35.

2. This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $627,872.39. The disclosed finance charge of $627,299.45 is not considered accurate because it is understated by more than $100."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan rate type is ARM and required 'Loan Program disclosure' is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents"
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11699615	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	xx	$0.00	$1,814.15	01/27/2020	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$813.98	5.625%	360	xx	xx	Conventional	Fixed	Purchase	99.648%	99.648%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	32.588%	First	Final policy	Not Applicable	Not Applicable	09/09/2019	$154,100.18	Not Applicable	5.625%	$1,003.63	10/01/2019	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender “xx”. xx borrower is “xx P. xx” in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx/xx/xx XXXX / XXXX.
xx chain of assignment is completed as to is currently assigned to “xx xx, L.P.”
xx is a HOA lien against the subject property in the amount of $XXX.XX in the favor of "xx of xx (xx. charles)" which was recorded on xx/xx/XXXX.
xx is an active junior credit card judgment against the borrower “xx P. xx” in the amount of $XX,XXX.XX in the favor of “xx xx” which was recorded on xx/xx/XXXX.
xx combined taxes for XXXX have been paid off I  the amount of $X,XXX.XX on xx/xx/XXXX.

xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX to till date. xx loan has been in delinquency for more than X xx. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I is $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx:xx:
COMMENTHISTORY_GS-xx XXXX-xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX to till date. xx loan has been in delinquency for more than X xx. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I is $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.

xx review of collection comment and loan file states that foreclosure was initiated on property in XXXX. xx foreclosure file was referred to attorney on xx/xx/XXXX. xx per comment dated xx/xx/XXXX, the foreclosure sale was scheduled on xx/xx/XXXX. xx comment dated xx/xx/XXXX shows that foreclosure file was put on hold as debtor had filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. xx loan is in active BK case. xx further information is available regarding the foreclosure process.

xx comment dated xx/xx/XXXX shows that reason for default is death of borrower.
xx visible damages/repairs have been found.
xx comment dated xx/xx/XXXX shows that subject property is occupied by unknown party.
xx loan was modified in XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new P&I in the amount of $X,XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the maturity date of xx/xx/XXXX.

xx:xx review of collection comment and loan file states that foreclosure was initiated on property in XXXX. xx foreclosure file was referred to attorney on xx/xx/XXXX. xx per comment dated xx/xx/XXXX, the foreclosure sale was scheduled on xx/xx/XXXX. xx comment dated xx/xx/XXXX shows that foreclosure file was put on hold as debtor had filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. xx loan is in active BK case. xx further information is available regarding the foreclosure process.

xx:xx to the PACER, the borrower had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with its secured amount as $XXX,XXX.XX and the arrearage amount of $XX,XXX.XX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX; however, the unsecured portion is $$X.XX. xx per the chapter XX plan dated xx/xx/XXXX, the debtor shall pay to the trustee $XXX.X per month for XX months. xx plan was confirmed on xx/xx/XXXX. xx MFR was filed on xx/xx/XXXX which was granted on xx/xx/XXXX.	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new P&I in the amount of $X,XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Missing Required State Disclosures	xx: xx of xx: xx/xx/2019 xx: xx/xx/2019 |---| -15 (xx) |----| xx: xx of xx is xx/xx/2019. xx: xx:
xx: xx: 360   xx: 272   xx: 88   xx %: 32.xx%   xx: xx are 360.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -19.xx%   xx: xx is $144,000.0   xx: xx:
xx: xx P&I   xx: $813.98   xx: $1003.63   xx: $-189.65   xx %: -18.xx%   xx: xx P&I is $813.98   xx: xx:
xx: xx: 5.xx%   xx: 5.xx%   xx:    xx %: -0.00500%   xx: xx stated rate is 5.625%   xx: xx:
xx: xx: xx: 11110333333333333B333333   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx: 333333B33333333333311111 xx: xx %: xx: xx is xx. xx: xx:	3: Curable	* Lost Note Affidavit (Lvl 3) "Original note is damaged / lost, and lost note affidavit found in the loan file at locator “XX". However a duplicate copy available in loan files."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Missouri seller-paid points and fees exception test. (MRS § 408.052 1.) This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to

This loan failed the first lien prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien prohibited fees test. (MRS § 408.052 1.) The loan has fees that are prohibited for this license type. No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1% origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties. This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" fields indicate otherwise."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
1. MO Collateral Protection Act Notice
2. Borrower's Choice of Insurer or Agent"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59806932	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$994.45	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$835.99	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	76.136%	76.136%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/17/2018	$114,589.10	$4,698.78	3.750%	$442.34	09/01/2018	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the amount of $xx with xx F/K/A xx and xx W. xx borrower and lender xx of xx, N.A. which was recorded on xx/xx/XXXX.
xx chain of assignment has not been completed as the current assignee is xx xx, LP however, it should be with the "xx".
xx are two civil judgments open against the borrower; first one is in the amount of $XXhich was recorded on xx/xx/XXXX in favor of xx and second one is in the amount of $XXhich was recorded onXX/X/XXXX in favor of xx.
xx is a xx tax lien against the subject property in the amount of $XXX.XX which was recorded on xx/xx/XXXX in favor of xx of xx.
XXXX combined annual taxes have been paid off in the amount of $XXX.XX on xx/xx/XXXX.
xx of payment history provided from xx/xx/XXXX to xx/xx/XXXX reveals that the loan is in performing stage. xx borrower is making regular payments. xx last payment was received on X/XX/xx in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB as of date reflects in the provided payment history is in the amount of $XX and current interest rate as per payment history is X.XXX%.	xx:xx of payment history provided from xx/xx/XXXX to xx/xx/XXXX reveals that the loan is in performing stage. xx borrower is making regular payments. xx last payment was received on X/XX/xx in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB as of date reflects in the provided payment history is in the amount of $XX and current interest rate as per payment history is X.XXX%.
xx evidence of post-closing foreclosure or bankruptcy has been found. xx intention is to retain the property.  xx evidence of damage or repair on subject property has been found. xx seems property is in good condition.

xx:xx:xx	xx modification agreement was made between borrower xx and xx, xx(“servicer”) loan servicer for xx (“xx”) on xx/xx/XXXX. xx per the modified term the new principal balance is $XX. xx promised to pay $XXX.XX monthly with modified interest rate of X.XXX % beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx bearing amount is $XXX,XXX.XX and deferred balance is $X,XXX.XX.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx: xx: xx: xx |---| |----| xx: xx indicator is no. xx: xx:
xx: xx: $4698.78   xx: $4698.73   xx: $0.05   xx %: 0.00106%   xx: xx balance amountt is $4,698.78.   xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -56 (xx)   xx %:    xx: xx date of las modoficaion is xx/xx/2018.   xx: xx:
xx: xx per xx: $0.00   xx: $-271.95   xx: $271.95   xx %: -100.00000%   xx: N/A   xx: xx:
xx: xx: $xx: $xx: $1974.03   xx %: 1.xx%   xx: original appraisal value is $   xx: xx:
xx: xx P&I   xx: $835.99   xx: $442.34   xx: $393.65   xx %: 88.xx%   xx: xx stated P&I is 835.99.   xx: xx:
xx: xx: 6.xx%   xx: 6.xx%   xx: -0.00500%   xx %: -0.00500%   xx: xx stated rate is 6.37%.   xx: xx:
xx: xx: xx: 10002211011101X013333333   xx:    xx %:    xx: xx history string is different from tape data   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string reversed is different from tape data.   xx: xx:
xx: xx of xx: xx: xx - xx: xx %: xx: purpose of refinance per application is unavailable. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final application is missing from the loan file."
* Final TIL Date after actual transaction date (Lvl 2)     "Final TIL date is xx/xx/2007 which is after actual transaction date which is xx/xx/2007."
* Not all borrowers signed TIL (Lvl 2)     "The Final TIL is not signed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "The TIL is not hand dated by borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40799354	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,481.66	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,144.15	7.640%	360	xx	xx	Conventional	Fixed	Cash Out	101.299%	101.299%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/18/2018	$143,166.48	$25,253.58	2.875%	$502.25	11/18/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx of xx.

xx chain of assignment is xxomplete. xx assignment is with ‘U.S. xx, N.A., xx for LSFX xx’. xx last assignment should be with ‘xx xx LP and xx’.

xx is civil judgment against the borrower in amount of $XXX.XX which was recorded on xx/xx/XXXX in the favor of ‘xx xx'.

xx county taxes for XXXX have been paid off in amount of $X,XXX.XX.
xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX to till date. xx loan has been in delinquency for more than X xx. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I is $XXX.XX for the due date of xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX and modified deferred balance is in amount of $XX,XXX.XX.	xx:xx:
xx notes and comments

xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX to till date. xx loan has been in delinquency for more than X xx. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I is $XXX.XX for the due date of xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX and modified deferred balance is in amount of $XX,XXX.XX.
xx was filed by “xx” under the chapter XX case# xx on xx/xx/XXXX. xx D of voluntary petition dated xx/xx/XXXX shows that the amount of secured claim without deducting the value of collateral $XXX,XXX.XX and the value of collateral that supports this claim is $XXX,XXX.XX therefore; the unsecured portion is $XX,XXX.XX. xx POC deadline was set xx/xx/XXXX and creditor has filed POC on xx/xx/XXXX (under deadline) with secured amount is $XXX,XXX.XX and arrearage is $XX,XXX.XX. xx was confirmed on xx/xx/XXXX. MFR was entered on xx/xx/XXXX and ordered on xx/xx/XXXX. xx BK case was discharged on xx/xx/XXXX. xx further details have been found regarding bankruptcy case.
xx evidences have been found regarding foreclosure filing.
xx visible damages have been found in available collection comments.
xx per BPO report dated (located- xx) xx/xx/XXXX, subject property is occupied by owner and no damages are observed.
xx per comment dated xx/xx/XXXX, subject property is occupied by owner.

xx:xx:xx was filed by “xx” under the chapter XX case# xx on xx/xx/XXXX. xx D of voluntary petition dated xx/xx/XXXX shows that the amount of secured claim without deducting the value of collateral $XXX,XXX.XX and the value of collateral that supports this claim is $XXX,XXX.XX therefore; the unsecured portion is $XX,XXX.XX. xx POC deadline was set xx/xx/XXXX and creditor has filed POC on xx/xx/XXXX (under deadline) with secured amount is $XXX,XXX.XX and arrearage is $XX,XXX.XX. xx was confirmed on xx/xx/XXXX. MFR was entered on xx/xx/XXXX and ordered on xx/xx/XXXX. xx BK case was discharged on xx/xx/XXXX. xx further details have been found regarding bankruptcy case.	xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX to the step modification and the rate was starting from X.XXX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XX%.	Affiliated Business Disclosure Credit Application	xx: xx: xx per xx: $0.00 xx: $-533.50 |---| $533.50 |----| -100.00000% xx: xx adv. is $533.50. xx: xx:
xx: xx: $xx: $xx: $3462.78   xx %: 15.xx%   xx: xx amount is $25,253.58.   xx: xx:
xx: xx: xx/xx/2006   xx: xx/xx/2006   xx: -5 (xx)   xx %:    xx: xx payment date is xx/xx/2006.   xx: xx:
xx: xx: 360   xx: 480   xx: -120   xx %: -25.00000%   xx: xx term month is 360   xx: xx:
xx: xx 1 xx: xx/xx/2018   xx: xx/xx/2023   xx: -1795 (xx)   xx %:    xx: MOD step 1 date is xx/xx/2018.   xx: xx:
xx: xx 1 xx: 2.875%   xx: 3.875%   xx: -1.000%   xx %: -1.00000%   xx: MOD step 1rate is 2.875%.   xx: xx:
xx: xx 2 xx: xx/xx/2023   xx: xx/xx/2024   xx: -335 (xx)   xx %:    xx: MOD step 2 date is xx/xx/2023   xx: xx:
xx: xx 2 xx: 3.875%   xx: 4.875%   xx: -1.000%   xx %: -1.00000%   xx: MOD step 2rate us 3.875%   xx: xx:
xx: xx 3 xx: xx/xx/2024   xx: xx/xx/2025   xx: -334 (xx)   xx %:    xx: MOD step 3 date is xx/xx/2024.   xx: xx:
xx: xx 3 xx: 4.875%   xx: 5.875%   xx: -1.000%   xx %: -1.00000%   xx: MOD step 3 rate is 4.875%   xx: xx:
xx: xx 4 xx: xx/xx/2025   xx: xx/xx/2026   xx: -334 (xx)   xx %:    xx: MOD step 4 date is xx/xx/2025.   xx: xx:
xx: xx 4 xx: 5.875%   xx: 6.875%   xx: -1.000%   xx %: -1.00000%   xx: MOD step 4 rare 5.875%.   xx: xx:
xx: xx 5 xx: xx/xx/2026   xx: xx/xx/2027   xx: -334 (xx)   xx %:    xx: MOD step 5 date is xx/xx/2026   xx: xx:
xx: xx 5 xx: 6.875%   xx: 7.875%   xx: -1.000%   xx %: -1.00000%   xx: MOD step 5rate is 6.875%.   xx: xx:
xx: xx 6 xx: xx/xx/2027   xx: xx/xx/2028   xx: -335 (xx)   xx %:    xx: MOD step 6 date is xx/xx/2027.   xx: xx:
xx: xx 6 xx: 7.875%   xx: 8.000%   xx: -0.125%   xx %: -0.xx%   xx: MOD step 6 rate 7.875%   xx: xx:
xx: xx MI xx in xx?   xx: xx: xx:    xx %:    xx: MI insurance is file is N/A.   xx: xx:
xx: xx P&I   xx: $2144.15   xx: $502.25   xx: $1641.90   xx %: 326.xx%   xx: xx P&I is $2,144.15.   xx: xx:
xx: xx: 7.xx%   xx: 10.xx%   xx: -2.xx%   xx %: -2.xx%   xx:    xx: xx:
xx: xx: xx: 333322221B11200333333   xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: 33333320211B122233333 xx: xx %: xx: xx payment strng is xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52185782	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$11,747.00	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,070.79	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	65.200%	65.200%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2013	$143,563.34	$10,860.54	2.000%	$401.86	04/01/2013	Financial Hardship	xx title report as of xx/xx/XXXX shows that the subject mortgage is on Xnd lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $xx with xx,. xx of assignment is xxomplete as current assignee is xx xx. xx should be with xx xx LP. xx is a senior mortgage in the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with MERS as nominee for SIB xx. xx are seven junior civil judgments in the total amount of XXXX.XX. xx estimated tax is $XX,XXX.XX.	xx of payment history as of xx/xx/XXXX shows that the loan is currently in performing stage and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.	xx:xx of loan file and servicing comment shows that the loan is currently in performing stage and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date xx/xx/XXXX. xx UPB as of the date is in the amount of $XX. xx evidence of post-closing foreclosure or bankruptcy has been found. xx intention is to retain the property. xx evidence of damage or repair on subject property has been found. xx seems property is in good condition. xx:xx:xx	xx loan was modified on xx/xx/XXXX with the xx amortization term. xx new principal balance is $XX out of which $XX,XXX.XX has been deferred and the new interest bearing principal amount is $XXX,XXX.XX. xx borrower promised to pay the P&I of $XXX.XX with the new interest rate of X.XXX% beginning from xx/xx/XXXX. xx new maturity date is xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Credit Report Missing Disclosures	xx: xx: xx per xx: $0.00 xx: $-42.00 |---| $42.00 |----| -100.00000% xx: xx: xx per xx is $0.00. xx: xx:
xx: xx per xx: $0.00   xx: $-90.49   xx: $90.49   xx %: -100.00000%   xx: xx per xx is $0.00.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is 360.   xx: xx:
xx: xx: 360   xx: 478   xx: -118   xx %: -24.xx%   xx: xx 360.   xx: xx:
xx: xx MI xx in xx?   xx: xx: xx:    xx %:    xx: xx in xx? is xx.   xx: xx:
xx: xx P&I   xx: $1070.79   xx: $500.57   xx: $570.22   xx %: 113.xx%   xx: xx P&I is $1,070.79.   xx: xx:
xx: xx: 6.xx%   xx: 6.xx%   xx: -0.00500%   xx %: -0.00500%   xx: xx is 6.xx%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx:   xx:    xx %:    xx: xx is 6 xx .   xx: xx:
xx: xx of xx: xx - xx: xx consolidation   xx:    xx %:    xx: xx of xx is xx- xx.   xx: xx:
																																																																																				xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx of xx per HUD-1 xx-xx. xx: xx:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from loan file." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents" * Missing Required Disclosures (Lvl 2) "Settlement Services Providers List (SSPL) disclosure is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file." * Settlement date is different from note date (Lvl 2) "As per final HUD-1 the settlement date is xx/xx/2004 however, the note date is xx/xx/2004."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48861342	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$4,649.72	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,044.92	3.125%	180	xx	xx	Conventional	Fixed	Cash Out	66.964%	66.964%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.648%	First	Final policy	Not Applicable	Not Applicable	01/11/2019	$102,600.84	Not Applicable	3.125%	$374.72	02/01/2019	Financial Hardship	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx and lender MERS as nominee for xx. (xx) which was recorded on xx/xx/XXXX. xx chain of assignment is xxomplete as the assignment of mortgage is currently with the “MERS as nominee for xx. (xx)“ instead of “ xx and xx”.
xx is an active junior mortgage in the amount of $XX,XXX.XX dated xx/xx/XXXX in favor of xx which was recorded on xx/xx/XXXX.
xx active liens and judgments have been found on the updated title report.
Xst installment of xx tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $XXXX.XX.
Xnd installment of xx tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.
xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which was begun on xx/xx/XXXX. xx new UPB is in the amount of $XX. xx interest bearing amount is $XXX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.
xx per collection comments the subject property has been occupied and is in average condition.
xx:xx:xx	xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which was begun on xx/xx/XXXX. xx new UPB is in the amount of $XX. xx interest bearing amount is $XXX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.	Affiliated Business Disclosure Credit Report Good Faith Estimate Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	xx: xx of xx: xx/xx/2019 xx: xx/xx/2019 |---| -26 (xx) |----| xx: xx loan was modified on xx/xx/2019 xx: xx:
xx: xx per xx: $0.00   xx: $-330.00   xx: $330.00   xx %: -100.00000%   xx:    xx: xx:
xx: xx: 180   xx: 478   xx: -298   xx %: -62.xx%   xx: xx original maturity terms are 180 months.   xx: xx:
xx: xx MI xx in xx?   xx: xx: xx:    xx %:    xx: MI certificate is not required.   xx: xx:
xx: xx P&I   xx: $1044.92   xx: $374.72   xx: $670.20   xx %: 178.xx%   xx:    xx: xx:
xx: xx: 3.xx%   xx: 3.xx%   xx: -0.00500%   xx %: -0.00500%   xx: the orignal rate is 3.125%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx history string reversed is xx: xx:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents"
* Missing Required Disclosures (Lvl 2)     "List of Service Provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39276110	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$601.53	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$845.07	4.750%	360	xx	xx	Conventional	Fixed	Refinance	202.611%	202.611%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	41.128%	First	Short Form Policy	Not Applicable	Not Applicable	03/07/2017	$170,165.53	$34,120.53	3.500%	$527.03	04/01/2017	Financial Hardship	xx per review of latest updated title report dated xx/xx/XXXX the loan was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx which was recorded on xx/xx/XXXX under xx/xx# xx. xx chain of assignment has been completed as the mortgage is currently with xx, xx. ("MERS"), xx, xx.
xx active judgments or liens have been found against the borrower or subject property.
xx annual combined taxes of XXXX have been paid in the total amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflected is in the amount of $XX and the deferred balance is $XX,XXX.XX	xx:xx loan is performing and borrower has been making his monthly payments. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflected is in the amount of $XX and the deferred balance is $XX,XXX.XX.
xx loan has been modified twice since origination. xx first mod was made on xx/xx/XXXX which is located at “xx -xx”. xx second time loan has been modified on xx/xx/XXXX with xx between borrower “xx C xx” and lender “xx LLC.” xx new principal balance is $XX. xx promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX. xx lender agreed to defer the principal balance is the amount of $XX,XXX.XX; hence, the balance has been amortized to an interest bearing amount is $XXX,XXX.XX.

xx debtor “xx C xx and xx C xx” had filed bankruptcy under ch#XX with case# xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed by subject creditor on xx/xx/XXXX with the secured claim amount of $XXX,XXX.XX and arrears in the amount of $X,XXX.XX. xx D of xx dated xx/xx/XXXX shows that amount of claim without deduction value of collateral is $XXX,XXX.XX and value of property is $XXX,XXX.XX; therefore the unsecured portion is $XX,XXX.XX. xx per plan dated xx/xx/XXXX debtor shall cure arrears through the plan with monthly payment of $XXX.XX. xx per trustees final report dated xx/xx/XXXX debtor has paid $X,XXX.XX towards the subject creditor xx LLC. xx bankruptcy was dismissed on xx/xx/XXXX for failure to provide the copies of XXXX income tax returns.  xx case was terminated on xx/xx/XXXX

xx:xx:xx debtor “xx C xx and xx C xx” had filed bankruptcy under ch#XX with case# xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed by subject creditor on xx/xx/XXXX with the secured claim amount of $XXX,XXX.XX and arrears in the amount of $X,XXX.XX. xx D of xx dated xx/xx/XXXX shows that amount of claim without deduction value of collateral is $XXX,XXX.XX and value of property is $XXX,XXX.XX; therefore the unsecured portion is $XX,XXX.XX. xx per plan dated xx/xx/XXXX debtor shall cure arrears through the plan with monthly payment of $XXX.XX. xx per trustees final report dated xx/xx/XXXX debtor has paid $X,XXX.XX towards the subject creditor xx LLC. xx bankruptcy was dismissed on xx/xx/XXXX for failure to provide the copies of XXXX income tax returns.  xx case was terminated on xx/xx/XXXX
xx loan has been modified twice since origination. xx first mod was made on xx/xx/XXXX which is located at “xx ”. xx second time loan has been modified on xx/xx/XXXX with xx between borrower “xx C xx” and lender “xx LLC.” xx new principal balance is $XX. xx promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX. xx lender agreed to defer the principal balance is the amount of $XX,XXX.XX; hence, the balance has been amortized to an interest bearing amount is $XXX,XXX.XX.	Credit Report Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx: xx: xx: xx |---| |----| xx: xx is no. xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx is in bankruptcy.   xx: xx:
xx: xx: xx per xx: $0.00   xx: $-86.00   xx: $86.00   xx %: -100.00000%   xx: xx advances recoverable per payment history is $0.00.   xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -80 (xx)   xx %:    xx: xx date of last modification is xx/xx/2017.   xx: xx:
xx: xx: 360   xx: 477   xx: -117   xx %: -24.xx%   xx: xx original maturity term months are 360.   xx: xx:
xx: xx P&I   xx: $845.07   xx: $527.03   xx: $318.04   xx %: 60.xx%   xx: xx stated P&I is $845.07.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx of xx: xx in xx/xx: xx rate or term xx: xx %: xx: xx of refinance per application is cash out - other. xx: xx:	2: Acceptable with Warnings	* LTV or CLTV exceeds 104% (Lvl 2) "Appraisal value is $xx which less than loan amount $xx hence LTV exceeds 80.00%."
* MI, FHA or MIC missing and required (Lvl 2)     "This is conventional loan and LTV exceeds 80.00% hence required MI Cert which is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Servicing Transfer Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26762066	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$500.34	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	54.159%	First	Commitment	Not Applicable	Not Applicable	06/08/2016	$64,662.00	Not Applicable	3.750%	$260.28	08/01/2016	Financial Hardship	“xx title report is not received as of xx/xx/XXXX from ProTitle USA due to county closure (COVID-19); hence title review is not completed in this loan.”	xx of updated payment history dated xx/xx/XXXX shows that the loan is performing and borrower is making his monthly payments. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I is $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX	xx:xx:
xx of updated payment history dated xx/xx/XXXX shows that the loan is performing and borrower is making his monthly payments. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I is $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX
xx was filed by “xx, xx. and xx” under the chapter XX case#xx on xx/xx/XXXX. xx D of voluntary petition dated xx/xx/XXXX shows that the amount of secured claim without deducting the value of collateral $XX,XXX.XX and the value of collateral that supports this claim is $XX,XXX.XX therefore; the unsecured portion is $XX,XXX.XX. xx POC deadline was set xx/xx/XXXX and creditor has filed POC on xx/xx/XXXX (under deadline) with secured amount is $XX,XXX.XX and arrearage is $X,XXX.XX. xx #XX plan was confirmed on xx/xx/XXXX. BK case was dismissed on xx/xx/XXXX and was terminated on xx/xx/XXXX.
xx evidences have been found regarding foreclosure filing.
xx evidences have been found regarding damages/repairs.
xx comment dated xx/xx/XXXX shows that subject property is occupied by owner and borrower’s intention is save property. xx comment dated xx/xx/XXXX shows that reason for default is reduction in income.

xx:xx:xx was filed by “xx, xx. and xx” under the chapter XX case#xx on xx/xx/XXXX. xx D of voluntary petition dated xx/xx/XXXX shows that the amount of secured claim without deducting the value of collateral $XX,XXX.XX and the value of collateral that supports this claim is $XX,XXX.XX therefore; the unsecured portion is $XX,XXX.XX. xx POC deadline was set xx/xx/XXXX and creditor has filed POC on xx/xx/XXXX (under deadline) with secured amount is $XX,XXX.XX and arrearage is $X,XXX.XX. xx #XX plan was confirmed on xx/xx/XXXX. BK case was dismissed on xx/xx/XXXX and was terminated on xx/xx/XXXX.	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Missing Disclosures	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx (xx-xx) is xx. xx: xx:
xx: xx: xx: xx   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx per xx: $0.00   xx: $-212.00   xx: $212.00   xx %: -100.00000%   xx: xx: xx per xx is $0.00.   xx: xx:
xx: xx of xx: xx/xx/2016   xx: xx/xx/2016   xx: -19 (xx)   xx %:    xx: xx date of last xx is xx/xx/2016.   xx: xx:
xx: xx: 360   xx: 480   xx: -120   xx %: -25.00000%   xx: xx maturity term months is 360.   xx: xx:
xx: xx MI xx in xx?   xx: xx: xx:    xx %:    xx: xx MI xx in file is xx.   xx: xx:
xx: xx P&I   xx: $500.34   xx: $260.28   xx: $240.06   xx %: 92.xx%   xx: xx stated P&I is $500.34   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx of xx: xx - xx: xx consolidation   xx:    xx %:    xx: xx of xx is xx- xx.   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx of xx per HUD-1 is xx. xx: xx:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88232489	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$514.87	4.750%	360	xx	xx	Conventional	Fixed	Purchase	94.904%	94.904%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	622	Not Applicable	33.586%	First	Final policy	Not Applicable	Not Applicable	09/01/2019	$94,179.32	Not Applicable	3.250%	$350.86	09/01/2019	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX. xx name is MERS as nominee for xx. xx of mortgage is $XX,XXX.XX.
xx are two junior open mortgages found open.
xx mortgage is in the amount of $XXted xx/xx/XXXX and it was recorded on xx/xx/XXXX. xx name is xx.
xx mortgage is a UCC in favor of xx,  dated xx/xx/XXXX and it was recorded on xx/xx/XXXX. xx of mortgage is unavailable.
xx are no active liens and judgments found open.
xx information is not available in the updated title report.	xx of payment history shows that the borrower is making payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX that was applied for the due date of xx/xx/XXXX. xx next payment is due on xx/xx/XXXX. xx per payment history, the current UPB is $XX,XXX.XX.
xx:xx loan is performing. xx borrower is making payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX that was applied for the due date of xx/xx/XXXX. xx next payment is due on xx/xx/XXXX. xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XXto a step modification and the rate was starting from X.XXX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XX%. xx debtor xx P. xx and xx L. xx had filed the bankruptcy under chapter XX with case#xx on xx/xx/XXXX. xx per Xth amended chapter XX plan dated xx/xx/XXXX, the debtor shall pay $XXX.XXX per month for XX months. xx plan was confirmed on xx/xx/XXXX. xx bankruptcy was dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX. xx, Xth amended plan was filed on xx/xx/XXXX according to which the debtor shall pay $XXX.XX per month to the trustee for XX months. xx bankruptcy was dismissed for the failure to make plan payments. xx MFR was filed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with POC amount of $XX,XXX.XX and amount of arrearage is $X.XX. xx foreclosure activities have been found. xx reason for default is unemployment. xx borrower wants to keep the subject property. xx subject property is owner occupied. xx damages are reported in the comments.

xx:xx:xx debtor xx P. xx and xx L. xx had filed the bankruptcy under chapter XX with case#xx on xx/xx/XXXX. xx per Xth amended chapter XX plan dated xx/xx/XXXX, the debtor shall pay $XXX.XXX per month for XX months to the trustees. xx plan was confirmed on xx/xx/XXXX. xx debtors were dismissed on xx/xx/XXXX and case was terminated on xx/xx/XXXX. xx, Xth amended plan was filed on xx/xx/XXXX according to which the debtor shall pay $XXX.XX per month to the trustee for XX months. xx bankruptcy was dismissed for the failure to make plan payments. xx MFR was filed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with POC amount of $XX,XXX.XX and amount of arrearage is $X.XX.

xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XXto a step modification and the rate was starting from X.XXX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XX%.	xx: xx: 360 xx: 478 |---| -118 |----| -24.xx% xx: xx per xx and xx: xx:
xx: xx 1 xx: xx/xx/2019   xx: xx/xx/2024   xx: -1827 (xx)   xx %:    xx: xx per modification agreement   xx: xx:
xx: xx 1 xx: 3.250%   xx: 4.250%   xx: -1.000%   xx %: -1.00000%   xx: xx per modification agreement   xx: xx:
xx: xx 2 xx: xx/xx/2024   xx: xx/xx/2025   xx: -365 (xx)   xx %:    xx: xx per modification agreement   xx: xx:
xx: xx 2 xx: 4.250%   xx: 5.000%   xx: -0.750%   xx %: -0.xx%   xx: xx per modification agreement   xx: xx:
xx: xx P&I   xx: $514.87   xx: $350.86   xx: $164.01   xx %: 46.xx%   xx: xx per xx.   xx: xx:
xx: xx: 4.xx%   xx: 3.xx%   xx: 1.xx%   xx %: 1.xx%   xx: xx per xx.   xx: xx:
xx: xx: xx: 11B110332100003322321210   xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: 0121232230000012330B1B11   xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx %: xx: N.A. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is moderate as loan is failing for PA License Validation Test."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35424538	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,168.21	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,041.56	4.190%	180	xx	xx	Conventional	Fixed	Refinance	77.222%	77.222%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of xx and xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX. xx chain of the assignment has not been completed. xx, the subject mortgage is with the lender, “xx and xx”. xx last assignment should be xx xx LP or xx.
xx is one senior UCC lien against the borrower, “xx” in the favor of xx which was recorded on xx/xx/XXXX. xx amount of lien has not been mentioned on supportive document.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year delinquent taxes have been found.
xx to the latest payment history as of xx/xx/XXXX, the borrower has been delinquent for X months and the next due date is xx/xx/XXXX. xx last payment was made on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB is reflected in the amount of $XX xx current interest rate is X.XXX% and P&I is $XXXX.XX.	xx:xx loan is currently in bankruptcy and the next due date is xx/xx/XXXX. xx last payment was made on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB is reflected in the amount of $XX xx current interest rate is X.XXX% and P&I is $XXXX.XX. xx loan has not been modified since the origination.
xx foreclosure activity has been observed. xx borrower, “xx ” had filed the bankruptcy under chapter XX with the case#xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx to voluntary petition schedule D, the value of the collateral is $XXX,XXX.XX and the amount of secured claim is $XX,XXX.XX. POC has been filed by the creditor, xx and xx for the secured claim amount of $XX,XXX.XX and the value of arrearage of $X,XXX.XX on xx/xx/XXXX. xx to chapter XX dated xx/xx/XXXX, the debtor shall pay to the trustee in the amount of $X,XXX.XX for XX months. xx arrearage to be paid through the plan is in the amount of $XXxx same plan was confirmed on xx/xx/XXXX. xx’s motion to dismiss the case for failure to make plan payments was filed on xx/xx/XXXX.
xx occupancy of the subject property is unable to be determined from the collection comment. xx comment pertaining damage to the subject property has been observed.

xx:xx:xx borrower, “xx” had filed the bankruptcy under chapter XX with the case#xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx to voluntary petition schedule D, the value of the collateral is $XXX,XXX.XX and the amount of secured claim is $XX,XXX.XX. POC has been filed by the creditor, xx and xx for the secured claim amount of $XX,XXX.XX and the value of arrearage of $X,XXX.XX on xx/xx/XXXX. xx to chapter XX dated xx/xx/XXXX, the debtor shall pay to the trustee in the amount of $X,XXX.XX for XX months. xx arrearage to be paid through the plan is in the amount of $XXxx same plan was confirmed on xx/xx/XXXX. xx’s motion to dismiss the case for failure to make plan payments was filed on xx/xx/XXXX.

xx	Credit Application Good Faith Estimate Initial Escrow Acct Disclosure Missing Required Disclosures Notice of Servicing Transfer Origination Appraisal	xx: xx: xx: 22B233323333210000000000 |---| |----| xx: xx history string is xx. xx: xx:
xx: xx: xx: 0000000002123333233B2B22   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx: xx:    xx %:    xx: xx address street is xx but tape data show
xx: xx of xx: xx-xx: xx rate or term xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $48,606.25. The disclosed finance charge of $48,488.92 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data: $48,488.92 Comparison Data: $48,606.25 Variance: -$117.33.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $48,606.25. The disclosed finance charge of $48,488.92 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $48,488.92 Comparison Data: $48,606.25 Variance: -$117.33."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57449735	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,073.90	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$765.20	4.375%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	630	Not Applicable	42.658%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows, the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX. xx name is MERS as nominee for xx and xx. xx of mortgage is $XXX,XXX.XX.
xx are no active judgments or liens found open.
xx of updated title report dated xx/xx/XXXX shows, the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX. xx name is MERS as nominee for xx and xx. xx of mortgage is $XXX,XXX.XX.
xx are no active judgments or liens found open.
xx combined taxes for XXXX are paid in the amount of $X,XXX.XX. xx is no prior delinquency regarding taxes.

xx of payment history shows, the borrower is not making regular payment and loan is delinquent for X months. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX, which was applied to xx/xx/XXXX payment. xx is next due for xx/xx/XXXX payment. UPB as per payment history is #XXX,XXX.XX.
xx borrower has made payment according to the deferral agreement dated xx/xx/XXXX located at “xx”
xx:xx the loan is in collections.
the borrower is not making regular payment and loan is delinquent for X months. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX, which was applied to xx/xx/XXXX payment. xx is next due for xx/xx/XXXX payment. UPB as per payment history is #XXX,XXX.XX.
xx borrower has made payment according to the deferral agreement dated xx/xx/XXXX located at “xx”
xx foreclosure and bankruptcy activity has been found in the comments and loan file.
xx damages are reported in the comments.
xx of updated title report dated xx/xx/XXXX shows, the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX. xx name is MERS as nominee for xx and xx. xx of mortgage is $XXX,XXX.XX.
xx are no active judgments or liens found open.
xx combined taxes for XXXX are paid in the amount of $X,XXX.XX. xx is no prior delinquency regarding taxes.
xx:xx:xx	xx	xx: xx: 360 xx: 361 |---| -1 |----| -0.xx% xx: xx term per note reflects 360 xx: xx:
xx: xx MI xx in xx?   xx: xx: xx:    xx %:    xx: xx does not reflect MI   xx: xx:
xx: xx P&I   xx: $765.20   xx: $779.57   xx: $-14.37   xx %: -1.xx%   xx: xx reflects P&I as $765.20   xx: xx:
xx: xx: 4.xx%   xx: 4.xx%   xx: -0.00500%   xx %: -0.00500%   xx: xx is 4.375   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Closing Disclosures dated xx/xx/2016 and xx/xx/2016 do not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test. (NC §24-1.1A (c)(1)(b)) The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to a fee increase on CD dated xx/xx/2016. LE dated xx/xx/2016 reflects a Discount Points at $388.00, however, Final CD dated xx/xx/2016 reflects the Discount Points at $957.88. This is a fee increase of $569.88 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Change of Circumstance was not found in file to reset the baseline. Corrected Closing Disclosure, Letter of Explanation, Proof of Delivery, and Refund Check are required."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74551467	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,454.20	01/06/2025	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$385.50	4.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	715	Not Applicable	41.105%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with MERS as nominee for xx and xx.
xx chain of assignment is complete.
xx are no judgments and liens.
xx county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx delinquent taxes have been found for the prior years.
xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower has been delinquent for more than XX days. xx last payment was received in the amount of $XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history is in the amount of $XX	xx:xx loan is in active bankruptcy. xx debtor (xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx and the plan was confirmed on xx/xx/XXXX.
xx-D in xx petition shows that the unsecured amount is $X.XX out of secured claim in the amount of $XX,XXX.XX and the value of collateral is $XXX,XXX.XX.
xx POC was filed on xx/xx/XXXX with the secured claim of $XX,XXX.XX with an arrearage of $X,XXX.XX.
xx servicing comment and documents in file reveal that loan is in foreclosure since XXXX. xx complaint was filed on xx/xx/XXXX.
xx per comment dated xx/xx/XXXX the foreclosure was put on hold due to awaiting funds. xx further information has been found

xx:xx servicing comment and documents in file reveal that loan is in foreclosure since XXXX. xx complaint was filed on xx/xx/XXXX.
xx per comment dated xx/xx/XXXX the foreclosure was put on hold due to awaiting funds. xx further information has been found

xx:xx debtor (xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx and the plan was confirmed on xx/xx/XXXX.
xx-D in xx petition shows that the unsecured amount is  $X.XX out of secured claim in the amount of $XX,XXX.XX and the value of collateral is $XXX,XXX.XX.
xx POC was filed on xx/xx/XXXX with the secured claim of $XX,XXX.XX with an arrearage of $X,XXX.XX.	xx	Missing Disclosures Notice of Servicing Transfer	xx: xx #1 xx: xx: xx |---| |----| xx: xx #1 xx is xx. xx: xx:
xx: xx per xx: $0.00   xx: $-533.64   xx: $533.64   xx %: -100.00000%   xx: xx advance balance per payment history is $0.00.   xx: xx:
xx: xx: 360   xx: 361   xx: -1   xx %: -0.xx%   xx: xx term months is 360.   xx: xx:
xx: xx: xx: 23B332210032333222112322   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx: 2232112223332300122B3B32   xx:    xx %:    xx: xx reversed is xx.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx address street i xx. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "RESPA Originator Compensation Validation Test: FAIL"
* ComplianceEase RESPA Test Failed (Lvl 2)     "RESPA GFE Disclosure Date Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test, RESPA GFE Disclosure Date Test and RESPA Originator Compensation Validation Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test as the finance charge is $65,963.68. The disclosed finance charge of $64,825.30 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test: FAIL            Charged: $64,825.30       Allowed:  $65,963.68        Variance: -$1,138.38"
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Fail	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50409808	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$159.13	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$321.56	4.875%	180	xx	xx	Conventional	Fixed	Purchase	127.132%	127.132%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	812	Not Applicable	22.477%	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2019	$35,967.18	Not Applicable	4.000%	$192.50	10/01/2019	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with MERS as nominee for xx and xx. xx chain of assignment is xxomplete as no assignment has been provided. xx current assignee should be “xx xx LP” and “xx”. xx installment of XXXX xx taxes is due in the amount of $XX.XX. xx prior year delinquent taxes have been found.	xx of payment history shows that the borrower is not making payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX that was applied for the due date of xx/xx/XXXX. xx next payment is due on xx/xx/XXXX. xx per payment history, the current UPB is $$XX,XXX.XX.	xx:xx loan is in collections. xx borrower is not making payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX that was applied for the due date of xx/xx/XXXX. xx next payment is due on xx/xx/XXXX. xx agreement was made between (borrower) and lender on effective date of XX.X.XXXX. xx borrower had given promise to pay the UPB of $XX,XXX.XX with interest rate of X.XX% with P&I of $XXX.XX with fixed amortized type and it was started from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX. xx bankruptcy and foreclosure activities have been found. xx borrower wants to retain the subject property. xx reason for default is illness of primary borrower’s family and excessive obligation. xx per comment, the subject property is owner occupied.
xx:xx:xx	xx agreement was made between (borrower) and lender on effective date of XX.X.XXXX. xx borrower had given promise to pay the UPB of $XX,XXX.XX with interest rate of X.XX% with P&I of $XXX.XX with fixed amortized type and it was started from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX. xx loan has been modified X times since origination.	Final Truth in Lending Discl. Good Faith Estimate Mortgage	xx: xx #1 xx: xx: xx |---| |----| xx: N.A. xx: xx:
xx: xx: 180   xx: 291   xx: -111   xx %: -38.xx%   xx: xx per xx and xx: xx:
xx: xx at xx (xx)   xx: xx: xx:    xx %:    xx: xx per application   xx: xx:
xx: xx P&I   xx: $321.56   xx: $192.50   xx: $129.06   xx %: 67.04415%   xx: xx per xx: xx:
xx: xx: 4.xx%   xx: 4.00000%   xx: 0.xx%   xx %: 0.xx%   xx: xx per xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx:  xx:    xx %:    xx: N.A.   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx of xx per HUD-1 is xx. xx: xx:	3: Curable	* Final TIL Missing or Not Executed (Lvl 3) "Final TIL is missing in the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "Final GFE is missing in the loan file."
* Initial Good Faith Estimate is Missing (Lvl 3)     "Initial GFE is missing in the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 3)     "Initial TIL is missing in the loan file."
* Missing Required Disclosures (Lvl 3)     "List of Service providers is missing in the loan file."
* Mortgage missing / unexecuted (Lvl 3) "Mortgage document is incomplete as some pages from Page#3 to Page#17 are missing. Recording & signature evidence are available."	* LTV Exception =>10% (Lvl 2) "LTV of 127.13% exceeds 100%."
																																																																																								* LTV or CLTV exceeds 104% (Lvl 2) "Appraisal report shows appraisal value $xx. Value used by lender for LTV is $xx. LTV exceeds to 127.132%"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65686111	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,931.80	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,017.04	4.375%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	659	40.090%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with MERS as nominee for xx and xx. xx chain of assignment is xxomplete as no assignment has been provided. xx is a UCC lien in the amount of $X.XX which was recorded on xx/xx/XXXX in favor of ISPC. Xrd and Xth installment of XXXX city taxes are due in the combined amount of $X,XXX.X. xx prior year delinquent taxes have been found.	xx of payment history shows that the borrower is not making payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX that was applied for the due date of xx/xx/XXXX. xx next payment is due on xx/xx/XXXX. xx per payment history, the current UPB is $XXX,XXX.XX.	xx:xx loan is in collections. xx borrower is not making payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX that was applied for the due date of xx/xx/XXXX. xx next payment is due on xx/xx/XXXX. xx loan is not yet modified since origination.. xx debtors xx and xx had filed the bankruptcy under chapter X with case#xx on xx/xx/XXXX. xx debtors were discharged on xx/xx/XXXX and the bankruptcy was terminated on xx/xx/XXXX. xx per xx of intention dated xx/xx/XXXX, the borrower wants to keep the subject property. xx foreclosure activities have been found. xx reason for default is decrease in income. xx per comment, the property is owner occupied.
xx:xx:xx debtors xx and xx had filed the bankruptcy under chapter X with case#xx on xx/xx/XXXX. xx debtors were discharged on xx/xx/XXXX and the bankruptcy was terminated on xx/xx/XXXX. xx per xx of intention dated xx/xx/XXXX, the borrower wants to keep the subject property.	xx	Missing or error on the Rate Lock Mortgage	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx is bankruptcy chapter 7. xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: N.A.   xx: xx:
xx: xx: xx per xx: $0.00   xx: $-13.00   xx: $13.00   xx %: -100.00000%   xx:    xx: xx:
xx: xx: 360   xx: 361   xx: -1   xx %: -0.xx%   xx: xx per xx: xx:
xx: xx: 4.xx%   xx: 4.xx%   xx: -0.00500%   xx %: -0.00500%   xx: xx per xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx: xx %: xx: xx history string is xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Compliance result is Moderate because this loan has failed Initial Closing Disclosure Delivery Date Test and Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test, Reimbursement Date Test.

Final CD is dated xx/xx/2016 and PCCD is dated xx/xx/2018."
* ComplianceEase TILA Test Failed (Lvl 3)     "Post-closing CD not within 60 days of closing.  Notice of creditor knowledge of event not provided, nor was check sent tot he borrower, reason for re-disclosure/LOE or evidence of delivery."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Missing Initial CD to accurately test for TRID tolerance violations."
* Mortgage missing / unexecuted (Lvl 3) "Deed of trust is incomplete as Pages from 5 to 17 are missing."	* Intent to Proceed Missing (Lvl 2) "The Borrower's Intent to proceed is missing in loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28521899	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$395.89	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$341.71	8.000%	360	xx	xx	Conventional	Fixed	Purchase	87.868%	87.868%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2012	$39,051.58	Not Applicable	5.375%	$218.68	05/01/2012	Financial Hardship	xx the review of updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx of xx, national banking association in the amount of $XX,XXX which was recorded on xx/xx/XXXX.
xx chain of assignment has not been completed as currently the subject mortgage is with xx and xx instead of xx.
xx is no active judgments found against either subject property or borrower.
xx property taxes of the year XXXX are paid in the amount of $XXX.XX.
xx years taxes are not delinquent.	xx to the review of latest payment history as of xx/xx/XXXX, the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $$XXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and current interest rate is X.XXX%. xx current UPB is $XX,XXX.XX.	xx:xx the loan is performing. xx to the collection comments as of xx/xx/XXXX, the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $$XXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and current interest rate is X.XXX%. xx current UPB is $XX,XXX.XX. xx evidence of foreclosure has been found either in collection comments or loan file. xx debtor had filed the xx under chapter XX with xx#xx on xx/xx/XXXX. xx, the case was discharged and terminated on xx/xx/XXXX.
xx to the collection comments the subject property is occupied by the owner and is in fair condition with no visible damages.
xx:xx:xx debtor had filed the xx under chapter XX with xx#xx on xx/xx/XXXX. xx, the case was discharged and terminated on xx/xx/XXXX.	xx loan modification was made on xx/xx/XXXX between the borrower and lender. xx per the modification agreement the new modified P&I is $XXX.XX and interest rate is X.XXX%. xx new modified UPB is $XX,XXX.XX. xx first payment begun on xx/xx/XXXX and xx/xx/XXXX will be the new maturity date. xx XXXX the lender acknowledges that the borrower failed to make timely payments. xx, they made deferral agreement by deferring the amount of $XXX.XX and changed the P&I as XXX.XX from XXX.XX. xx other terms of the modification are remain same.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx per xx: $0.00   xx: $-360.00   xx: $360.00   xx %: -100.00000%   xx: xx: xx per payment history is $0.00 but tape data shows ($360.00).   xx: xx:
xx: xx of xx: xx/xx/2012   xx: xx/xx/2012   xx: -44 (xx)   xx %:    xx: xx date of last modification is xx/xx/2012 but tape data shows xx/xx/2012.   xx: xx:
xx: xx: 360   xx: 358   xx: 2   xx %: 0.xx%   xx: xx original maturity term is 360 months but tape data shows 358 months.   xx: xx:
xx: xx: xx/xx/1993   xx: xx/xx/1993   xx: -37 (xx)   xx %:    xx: xx doc date is xx/xx/1993 but tape data shows xx/xx/1993.   xx: xx:
xx: xx P&I   xx: $341.71   xx: $223.11   xx: $118.60   xx %: 53.xx%   xx: xx stated P&I is $341.71 but tape data shows $223.11.   xx: xx:
xx: xx: 8.00000%   xx: 5.xx%   xx: 2.xx%   xx %: 2.xx%   xx: xx stated rate is 8.00000% but tape data shows 5.xx%.   xx: xx:
xx: xx: 12222110mm21   xx: xx:    xx %:    xx: xx history string is 12222110mm21 but tape data shows xx.   xx: xx:
xx: xx: 12mm01122221 xx: xx: xx %: xx: xx history string reversed is 12mm01122221 but tape data shows xx.xx. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11616504	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,842.58	02/29/2020	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,208.75	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	78.970%	78.970%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	07/30/2019	$182,062.03	Not Applicable	4.500%	$818.48	09/01/2019	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with xx and xx M. xx, (borrowers) and (lender) MERS as nominee for xx, which was recorded on xx/xx/XXXX.
xx is gap in chain of assignment from “xx xx” to “xx systems, xx., as nominee for xx”.
xx is xx, xx or attorney lien against the borrower in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX in favor of xx (MCP).

xx is HOA xx against the subject xx in the amount of $XX.XX which was recorded on xx/xx/XXXX in favor of xx.
Xst installment of county taxes for XXXX has been paid off on xx/xx/XXXX in the amount of $XXX.XX.
Xnd installment of county taxes for XXXX is due on xx/xx/XXXX on xx/xx/XXXX in the amount of $XXX.XX.
xx of the payment history provided from xx/xx/XXXX to xx/xx/XXXX reveals that borrower has been the delinquent for X month. xx last payment was received in the total amount of $XXX.XX on xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB as of date reflects in the provided payment history is in the amount of $XX and current interest rate as per payment history is X.XXX%.

xx:xx loan is in active bankruptcy. xx borrower xx had filed bankruptcy under chapter XX with case # xx on xx/xx/XXXX. xx POC was filed by creditor xx LLC on X/XX/XX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $ XX,XXX.XX. xx schedule D of voluntary petition dated xx/xx/XXXX shows amount of secured claim without deducting the value of collateral is $XXX,XXX.XX and value of collateral is $XXX,XXX.XX therefore the unsecured portion is $X,XXX.XX.
xx servicing comments state that the foreclosure was initiated on XXXX. xx per comment dated xx/xx/XXXX, the sale was scheduled on xx/xx/XXXX.  xx per comment dated xx/xx/XXXX, the sale was postponed to xx/xx/XXXX. xx per comment dated xx/xx/XXXX, the foreclosure was put on hold due to loss mitigation. xx comment dated xx/xx/XXXX, the hold was removed because borrower made all X trial payment and the modification agreement was approved. xx comment dated xx/xx/XXXX, the foreclosure was dismissed and the file has been closed.

xx:
xx per servicing comment dated xx/xx/XXXX, the property is owner-occupied.
xx:xx servicing comments state that the foreclosure was initiated on XXXX. xx per comment dated xx/xx/XXXX, the sale was scheduled on xx/xx/XXXX.  xx per comment dated xx/xx/XXXX, the sale was postponed to xx/xx/XXXX. xx per comment dated xx/xx/XXXX, the foreclosure was put on hold due to loss mitigation. xx comment dated xx/xx/XXXX, the hold was removed because borrower made all X trial payment and the modification agreement was approved. xx comment dated xx/xx/XXXX, the foreclosure was dismissed and the file has been closed.
xx:xx borrower xx had filed bankruptcy under chapter XX with case # xx on xx/xx/XXXX. xx POC was filed by creditor xx LLC on X/XX/XX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $ XX,XXX.XX. xx schedule D of voluntary petition dated xx/xx/XXXX shows amount of secured claim without deducting the value of collateral is $XXX,XXX.XX and value of collateral is $XXX,XXX.XX therefore the unsecured portion is $X,XXX.XX.	xx modification agreement was made between borrower and xx on xx/xx/XXXX. xx new modified rate is X.X% and borrower promises to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX. xx new principal balance is $XX. xx interest bearing amount is $XXX,XXX.XX and the maturity date is xx/xx/XXXX. xx for xx is xx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx: xx #1 xx: xx: |---| |----| xx: xx middle name is not applicable. xx: xx:
xx: xx: 360   xx: 480   xx: -120   xx %: -25.00000%   xx: xx maturity term months is 360.   xx: xx:
xx: xx P&I   xx: $1208.75   xx: $818.48   xx: $390.27   xx %: 47.xx%   xx: xx stated P&I is 1,208.75.   xx: xx:
xx: xx: 6.xx%   xx: 6.xx%   xx: -0.00500%   xx %: -0.00500%   xx: xx stated rate is 6.875%.   xx: xx:
xx: xx: 010110MMM233   xx: 10B000033333333333333333   xx:    xx %:    xx: xx history string is different from tape data   xx: xx:
xx: xx: 332MMM011010   xx: 3333333333333333300B0B01   xx:    xx %:    xx: xx history string reversed is different from tape data.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx type is PUD. xx: xx:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR not hand dated by borrower."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98350107	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,997.67	11/21/2024	Unavailable	No	Modification/Short Sale Pending	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$628.73	4.000%	180	xx	xx	Conventional	Fixed	Cash Out	35.865%	35.865%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	23.809%	First	Short Form Policy	Not Applicable	Not Applicable	06/27/2019	$93,632.29	Not Applicable	4.500%	$420.94	07/01/2019	Financial Hardship	xx of updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with ‘xx, N.A.’ in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.

xx chain of assignment is completed. xx last assignment is with ‘ xx’.

 xx is a prior judgment found active against borrower in the amount of $X,XXX.XX in the favor of ‘xx and xx’ which was recorded on xx/xx/XXXX.

xx is one junior judgment against the borrower in the favor of ‘xx’ for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.

xx delinquent taxes have been found.

xx county taxes for XXXX have been paid off in amount of $X,XXX.XX.

xx review of updated title report dated xx/xx/XXXX shows that subject property ownership at the time of loan origination is with ‘xx R. xx, xx B. xx (husband and wife) and xx l. xx (daughter)’ in XXXX. xx that the document (xx#xx) shows that ‘xx R. xx’ (interest in property) had deceased on xx/xx/XXXX. xx loan was originated in XXXX by co-owners ‘xx B. xx and xx l. xx’ which was recorded on xx/xx/XXXX in instru#xx. xx per updated title subject property ownership is with ‘xx R. xx, xx B. xx (husband and wife) and xx l. xx (daughter)’.
xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX to till date. xx loan has been in delinquency for more than X xx. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I is $XXX.XX which was applied for the due date of xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX

xx:xx:
xx XXXX-xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX to till date. xx loan has been in delinquency for more than X xx. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I is $XXX.XX which was applied for the due date of xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX
xx was filed by “xx A. xx” under the chapter XX case#xx on xx/xx/XXXX. xx D of voluntary petition dated xx/xx/XXXX shows that the amount of secured claim without deducting the value of collateral $XX,XXX.XX and the value of collateral that supports this claim is $XXX,XXX.XX therefore; the unsecured portion is $X.XX. xx POC deadline was set xx/xx/XXXX and creditor has filed POC on xx/xx/XXXX under deadline with secured amount is $XXX,XXX.XX and arrearage is $XX,XXX.XX. xx was confirmed on xx/xx/XXXX. xx per final trustee’s report dated xx/xx/XXXX, debtor had paid the arrearage amount of $XX,XXX.XX. BK case was discharged on xx/xx/XXXX and was terminated on xx/xx/XXXX. xx further information has been found regarding BK.
xx review of collection comments and loan file states that foreclosure was initiated on property in XXXX.xx document (xx -xx) shows that foreclosure file was referred to attorney on xx/xx/XXXX. xx foreclosure file was put on hold for loss mitigation. xx modified the loan on xx/xx/XXXX. xx comment dated xx/xx/XXXX show that foreclosure was dismissed on xx/xx/XXXX. xx further details have been found.

xx comment dated xx/xx/XXXX shows that repairs for home heating unit. xx further details have been found damages and repairs.

xx per comment dated xx/xx/XXXX subject property is occupied by owner. xx comment dated xx/xx/XXXX shows that reason for default is car, home heating unit and AC repairs.

xx:xx review of collection comments and loan file states that foreclosure was initiated on property in XXXX.xx document (xx) shows that foreclosure file was referred to attorney on xx/xx/XXXX. xx foreclosure file was put on hold for loss mitigation. xx modified the loan on xx/xx/XXXX. xx comment dated xx/xx/XXXX show that foreclosure was dismissed on xx/xx/XXXX. xx further details have been found.
xx:
xx was filed by “xx A. xx” under the chapter XX case#xx on xx/xx/XXXX. xx D of voluntary petition dated xx/xx/XXXX shows that the amount of secured claim without deducting the value of collateral $XX,XXX.XX and the value of collateral that supports this claim is $XXX,XXX.XX therefore; the unsecured portion is $X.XX. xx POC deadline was set xx/xx/XXXX and creditor has filed POC on xx/xx/XXXX under deadline with secured amount is $XXX,XXX.XX and arrearage is $XX,XXX.XX. xx was confirmed on xx/xx/XXXX. xx per final trustee’s report dated xx/xx/XXXX, debtor had paid the arrearage amount of $XX,XXX.XX. BK case was discharged on xx/xx/XXXX and was terminated on xx/xx/XXXX. xx further information has been found regarding BK.

xx to the modification, the loan was modified on xx/xx/XXXX between the borrower ‘xx A xx’ and ‘xx’. xx new modified principal balance as per modification is in the amount of $XXwith interest rate starting at X.XX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx loan was modified two times.
Good Faith Estimate Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx is yes. xx: xx:
xx: xx per xx: $0.00   xx: $-551.54   xx: $551.54   xx %: -100.00000%   xx: xx advance balance per payment history is $0.00.   xx: xx:
xx: xx: 180   xx: 479   xx: -299   xx %: -62.xx%   xx: xx original xx term months is 180.   xx: xx:
xx: xx MI xx in xx?   xx: xx: xx:    xx %:    xx: xx insurance doc status mi cert in file? not applicable.   xx: xx:
xx: xx at xx (xx)   xx: xx: xx:    xx %:    xx: xx at origination is investor.   xx: xx:
xx: xx P&I   xx: $628.73   xx: $420.94   xx: $207.79   xx %: 49.xx%   xx: xx stated P&I $628.73.   xx: xx:
xx: xx: 2120000MMMMM   xx: xx:    xx %:    xx: xx history string is different from tape data.   xx: xx:
xx: xx: MMMMM0000212   xx: xx:    xx %:    xx: xx history string reversed is different from tape data.   xx: xx:
xx: xx: xx: x   xx:    xx %:    xx: xx address street is xx.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: purpose of transaction per HUD-1 is cash out.   xx: xx:
xx: xx: xx: xx/xx: xx %: xx: xx per application is refinance. xx: xx:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer document is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69693665	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$298.72	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,768.91	5.250%	360	xx	xx	FHA	Fixed	Purchase	90.402%	90.402%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	No	646	627	40.439%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx and xx and lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “MERS as nominee for xx, xx”.
xx active liens and judgments have been found against the borrower or subject property on the updated title report.
xx tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $XXX.XX.	xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.xx% and as per the payment history current UPB is in the amount of $XX.	xx:xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.xx% and as per the payment history current UPB is in the amount of $XX.
xx information has been found regarding the foreclosure proceeding on the subject property.
PACER did not reflect any bankruptcy filed by the borrower,
xx per collection comments the subject property has been occupied by the owner and is in average condition.

xx per the comment dated xx/xx/XXXX, the xx of the FHA has been received in the amount of $XXX.XX on xx/xx/XXXX via xx# xx. xx comment dated xx/xx/XXXX, the loan has been repurchased. xx loan type has been changed and MI payment element has been removed.

xx XXXX:
xx of xx:  "ATX".
xx:  "xx"
xx of xx:  XXX.
xx:xx:xx	xx	Flood Certificate Hazard Insurance Initial 1003_Application Initial Escrow Acct Disclosure Note	xx: xx CLTV xx: 90.402% xx: 88.848% |---| 1.554% |----| 1.xx% xx: xx used for xx: $354,345.00. xx of xx(s): $0.00. xx: $320,336.00. CLTV = 90.402%. xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx: xx is missing   xx: xx:
xx: xx LTV (OLTV)   xx: 90.402%   xx: 88.848%   xx: 1.554%   xx %: 1.xx%   xx: xx used for xx: $354,345.00. xx: $320,336.00. OLTV = 90.402%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 39.082%   xx: 40.440%   xx: -1.358%   xx %: -1.xx%   xx: xx per 1003: 1003 reflects total xx-xx in the amount of $2453.91. xx all REO PITIA payments equal $0.00. xx total of all xx-xx equals; $2338.00. xx verified monthly income equals $xx. xx close DTI xx equals 39.082%.   xx: xx:
xx: xx-xx per 1003   xx: 19.351%   xx: 20.710%   xx: -1.359%   xx %: -1.xx%   xx: xx per 1003: (P&I $1768.91 + xx $ 369.79+ xx $44.17 + xx $0.00 + MI $208.54 + HOA xx $62.50) equals $2453.91. xx verified monthly income equals $xx. xx per 1003 equals 19.351%.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx dated xx/xx/2018 reflects the subject property as a PUD. xx notarized on xx/xx/2019 contains a PUD rider. xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Copy of Note is missing from the loan file, also lost note affidavit is not available in the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by .233%."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "A Copy of Homeownership Counselling Disclosure is missing in the Loan Documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "A Copy of Initial Escrow Disclosure is missing in the Loan Documents."
* Missing flood cert (Lvl 3)     "A Copy of Flood Cert is Missing in the Loan Documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application Incomplete due to missing the Loan Officer's signature."
* Missing proof of hazard insurance (Lvl 3)     "Hazard Insurance Policy is missing in the Loan Documents."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Missing Settlement Services Provider List."			Elevated	Pass	Pass	No Result	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99321288	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,371.76	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,677.64	5.500%	360	xx	xx	Conventional	Fixed	Purchase	96.638%	103.036%	Full Documentation	No	Unavailable	Unavailable	0.350%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	714	692	44.931%	First	Preliminary title policy	Not Applicable	$31,227.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx C xx, and xx M xx and lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX under instrument # XXXX-xx-XX. xx chain of assignment is complete as the assignment of mortgage is currently with the “MERS as nominee for xx, xx”.
xx are two active junior mortgages as follow:
xx is an active junior mortgage in the amount of $ XX,XXX.XX which was recorded on xx/xx/XXXX under instrument # XXXX-xx-XX in favor of MERS as nominee for xx xx.
xx is an active junior mortgage in the amount of $ XX,XXX.XX which was recorded on xx/xx/XXXX under instrument # XXXX-xx-XX in favor of MERS as nominee for xx xx.
xx active liens and judgment have been found against the borrower or the subject property.
Xst installment of combined tax for the year of XXXX-XX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
Xnd installment of combined tax for the year of XXXX-XX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.
xx is no information regarding the foreclosure in the available servicing comments.
PACER did not reflect any bankruptcy filed by the borrower.
xx per collection comments the subject property has been occupied by the owner and is in average condition.
xx per XXXX:
xx of employer is xx and xx and the job title is xx.

xx:xx:xx	xx	Mortgage Insurance	xx: MI xx: xx: xx |---| |----| xx: MI certificate is missing from the loan file. xx: xx:
xx: xx CLTV xx: 103.036%   xx: 104.000%   xx: -0.964%   xx %: -0.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 96.638%   xx: 97.000%   xx: -0.362%   xx %: -0.xx%   xx: xx discrepancy value in xx date is rounded off to nearest.   xx: xx:
xx: xx: 5.xx%   xx: 5.xx%   xx: 0.xx%   xx %: 0.xx%   xx: xx document reflects 5.500%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.930%   xx: 45.400%   xx: -0.470%   xx %: -0.xx%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 41.256% xx: 41.260% xx: -0.004% xx %: -0.00400% xx: xx subject property PITIA (P&I $2677.64 + xx $501.40 + xx $67.25 + xx $0.00 + MI $369.41 + HOA xx $0.00) equals $3615.70. xx verified monthly income equals $xx. xx equals 41.256%. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The Borrower income was $8,764.05 and total expenses are in the amount of $3,886.95 per AUS/DU (XX Page#217) and its recommendation is “Approve/Eligible”. Loan failed QM DTI test as the DTI is 44.931% however DU is Approve/Eligible at 44.35% which voids the AUS approved eligible."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "ComplianceEase risk indicator is Elevated due to loan failed High price test: APR calculated 6.461% APR allowed 5.230% Over by 1.23%. Also, missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 3)     "Loan fails CA AB 260 Higher-Priced Mortgage Loan Test: APR calculated 6.461% APR allowed 5.230% Over by 1.23%. Also, missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s).  Loan is escrowed."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "A Copy Mortgage Insurance certificate is missing in the Loan Documents."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2019. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2019. Note date is xx/xx/2019."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93653522	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,289.30	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,189.32	4.000%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	37.558%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report as of xx/xx/XXXX shows that the subject mortgage is on first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with xx xx. xx assignments have been found.
xx active judgments or liens have been found.
xx estimated tax is $XX,XXX.XX.
xx history as of xx/xx/XXXX shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.
xx evidence of post-closing foreclosure or bankruptcy has been found. xx intention is to retain the property.  xx evidence of damage or repair on subject property has been found. xx seems property is in good condition.

 xx the borrower is self employed as a partner at xx.
xx:xx:xx	xx	xx: xx-xx DTI per 1003 xx: 37.558% xx: 37.560% |---| -0.002% |----| -0.00200% xx: xx close DTI xx: 1003 reflects total xx-xx in the amount of $5804.00. xx all REO PITIA payments equal $5058.27. xx total of all xx-xx equals; $xx. xx verified monthly income equals $43,501.47. xx close DTI xx equals 37.558%. xx: xx:
																																																																																				xx: xx-xx per 1003 xx: 12.579% xx: 12.580% xx: -0.001% xx %: -0.00100% xx: xx per 1003: (P&I $4189.32 + xx $ 1107.44 + xx $175.42 + xx $0.00 + MI $0.00 + HOA xx $0.00) equals $5472.18. xx verified monthly income equals $43,501.47. xx per 1003 equals 12.579%. xx: xx:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11721292	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$437.80	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$382.52	4.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	769	Not Applicable	22.017%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report as of xx/xx/XXXX shows that the subject mortgage is on first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX with MERS as nominee for xx, xx. xx assignments have been found.
xx active judgments or liens have been found.
xx estimated tax is $XXX.XX.
xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX
xx information has been found regarding the foreclosure proceeding on the subject property.
PACER did not reflect any bankruptcy filed by the borrower.
xx per collection comments the subject property has been occupied by the owner and is in average condition.

xx the borrower is not working. xx is retired personnel and getting the pension.

xx:xx:xx	xx	Appraisal (Incomplete)	xx: xx-xx DTI per 1003 xx: 22.017% xx: 22.020% |---| -0.003% |----| -0.00300% xx: 1003 reflects total xx-xx in the amount of $977.68. xx all REO PITIA payments equal $0.00. xx total of all xx-xx equals; $977.68. xx verified monthly income equals $4440.63. xx close DTI xx equals 22.017%. xx: xx:
																																																																																				xx: xx-xx per 1003 xx: 16.184% xx: 16.180% xx: 0.004% xx %: 0.00400% xx: (P&I $382.52 + xx $ 36.49 + xx $74.67 flood xx $0.00 + MI $0.00 + HOA xx $225.00) equals $718.68. xx verified monthly income equals $4440.63. xx per 1003 equals 16.184%. xx: xx:	1: Acceptable				* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 1) "Appraisal report is incomplete. Subject property and comparable property photos are black and white"	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90808893	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$820.36	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$569.80	4.000%	360	xx	xx	FHA	Fixed	Cash Out	86.487%	86.487%	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	681	Not Applicable	52.834%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report as of xx/xx/XXXX shows that the subject mortgage is on first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as nominee for xx, xx. xx assignments have been found. xx active judgments or liens have been found. xx estimated tax is $XXX.XX.	xx history as of xx/xx/XXXX shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.
xx to the collection comment dated xx/xx/XXXX, the roof of the subject property was damaged due to xx. xx on the comments we are unable to confirm the amount of damage. xx details regarding the same are not available. xx, we are unable to confirm whether the damages are repaired or not.

xx: xx.

xx: xx: XXX xx.
xx:xx:xx	xx	Mortgage Insurance Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: MI cert is missing xx: xx:
xx: xx CLTV xx: 86.487%   xx: 85.000%   xx: 1.487%   xx %: 1.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 86.487%   xx: 85.000%   xx: 1.487%   xx %: 1.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 52.834%   xx: 53.760%   xx: -0.926%   xx %: -0.xx%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 35.285% xx: 36.210% xx: -0.925% xx %: -0.xx% xx: (P&I $569.80 + xx $ 65.32 + xx $172.67 + xx $0.00 + MI $77.57 + HOA xx $87.00) equals $972.36. xx verified monthly income equals $2755.72. xx per 1003 equals 35.825%. xx: xx:	3: Curable	* FHA Conditional Commitment missing (Lvl 3) "FHA Conditional commitment is missing from the loan file."
* FHA Disclosure (Lvl 3)     "Below FHA Disclosures missing from the loan file:

1. FHA HUD 92900 A, Addendum to Application (Initial and Final)
2. Important Notice to Homebuyers
3. Informed Consumer Choice
4. Conditional Commitment
5. For your Protection
6. FHA/VA Amendatory Clause
7. CAIVRS Authorization
8. Notice to Home Owner Assumption of HUD/FHA Insured Mortgage
9. FHA 92900 LT
10. Homeownership counselling Disclosure
11. LDP/GSA
12. Appraisal Login page
13. FHA Connection
14. FHA Real Estate Certification"
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance certificate is missing from the Loan File."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the QM DTI Threshold due to a DTI of 50.020%."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed QM DTI test as the DTI is 53.76% however DU is Approve/Eligible at 53.76%."
* Transmittal (1008) is Missing (Lvl 2)     "Missing Final Transmittal Summary.

Resolved:

																																																																																								Document uploaded on Box. (02462176 Coyle 1008.pdf)"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15341123	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$637.70	$1,275.40	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$880.01	5.000%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Unavailable	Unavailable	18.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	43.513%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report as of xx/xx/XXXX shows that the subject mortgage is on first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with xx xx. xx of assignment is complete as current assignee is xx, xx.
xx active judgments or liens have been found.
xx estimated tax is $X,XXX.XX.
Xnd combined tax for the year XXXX is delinquent in the amount of $XXX.XX. xx was due on xx/xx/XXXX.
xx history as of xx/xx/XXXX shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.
xx evidence of post-closing foreclosure or bankruptcy has been found. xx intention is to retain the property.  xx evidence of damage or repair on subject property has been found. xx seems property is in good condition.

xx the borrower is working at xx .
xx:xx:xx	xx	Mortgage Insurance	xx: MI xx: xx: xx |---| |----| xx: xx MI xx. xx: xx:
xx: xx-xx DTI per 1003   xx: 43.513%   xx: 43.510%   xx: 0.003%   xx %: 0.00300%   xx: 1003 reflects total xx-xx in the amount of $1131.35. xx all REO PITIA payments equal $0.00. xx total of all xx-xx equals; $1131.35. xx verified monthly income equals $2600.00. xx close DTI xx equals 43.513%.   xx: xx:
xx: xx-xx per 1003 xx: 43.513% xx: 43.510% xx: 0.003% xx %: 0.00300% xx: (P&I $880.01 + xx $ 91.29 + xx $38.75 + xx $0.00 + MI $81.97 + HOA xx $39.33) equals $1131.35. xx verified monthly income equals $2600.00. xx per 1003 equals 43.513%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan fails Higher Priced Mortgage Loan Test and Safe Harbor Test."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed QM DTI test as the DTI is 43.51% however DU is Approve/Eligible at 43.51%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17258861	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$898.42	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$464.05	4.000%	360	xx	xx	VA	Fixed	Purchase	75.938%	75.938%	Full Documentation	Not Applicable	xx	xx	1.250%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	618	Not Applicable	32.226%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the xx and lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “xx, xx”.
xx active liens and judgments have been found against the borrower or the subject property.
xx tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX
xx information has been found regarding the foreclosure in the available servicing comments.
PACER did not reflect any bankruptcy, filed by the borrower.
xx per collection comments the subject property has been occupied by the owner and is in average condition.
xx per XXXX:
xx of xx:  TE xx:  xx III
xx of xx:  XXX.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx does not require MI. xx: xx:
xx: xx CLTV xx: 75.938%   xx: 75.000%   xx: 0.938%   xx %: 0.xx%   xx: xx used for xx: $128,000.00. xx of xx(s): $0.00. xx: $97,200.00. CLTV = 75.938%.   xx: xx:
xx: xx LTV (OLTV)   xx: 75.938%   xx: 75.000%   xx: 0.938%   xx %: 0.xx%   xx: xx used for xx: $128,000.00. xx: $97,200.00. OLTV = 75.938%.   xx: xx:
xx: xx-xx DTI per 1003 xx: 32.226% xx: 32.230% xx: -0.004% xx %: -0.00400% xx: PITI on the xx is $570.71 + xx at $371.00 equals to $941.71. xx verified income is at $2,922.18. xx DTI is at 32.226%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Compliance failed due to Loan Originator Fee Test failed. The Loan Amount on the loan is $97,200.00, however, the loan originator fee is applied at $1,015.00 which exceeds 1% of the loan amount. Compliance failed for Bonafide Discount Point Fee Test Failed. Discount Point Fee is applied on the loan, however, there is no reduction of interest rate from Initial LE to Revised LE."
																																																																																							* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the North Carolina Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. Prohibited Fees: $700.00 Attorney Fee. A sexx of NMLS Consumer Access on xx/xx/2020 shows the originator has a Residential Mortgage Lender License."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46298513	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,286.73	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$716.09	11.500%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/14/2015	$73,184.29	Not Applicable	3.876%	$300.25	08/01/2015	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of XX,XXX.XX, with xx, xx. with xx# XXX / XX.
xx chain of mortgage assignment is xxomplete. xx assignment is with  xx view xx, xx.xx should be with xx.

xx are liens and judgment as follows:
X) xx is a xx tax lien open against the subject property  in the favor of xx of xx which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
  X) xx are two civil judgments open against the borrower in the favor of xx which were recorded on xx/xx/XXXX and xx/xx/XXXX in the total amount of $X,XXX.XX.

xx city and county taxes of XXXX have been paid in the total amount of $X,XXX.XX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx latest payment history does not reflect current UPB but the provided tape data as of xx/xx/XXXX reflects the UPB in the amount of $XX,XXX.XX.	xx:xx servicing comment and documents in file reveal that loan is in collections and currently in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx latest payment history does not reflect current UPB but the provided tape data as of xx/xx/XXXX reflects the UPB in the amount of $XX,XXX.XX.
xx foreclosure proceedings have been found.
xx bankruptcy filing has been found.
xx to collection comment, no damages or repairs have been found.

xx:xx:xx	xx to the modification xx, the loan was modified on xx/xx/XXXX between the borrower xx and lender xx, LLC. xx new modified principal balance as per modification is in the amount of $XXwith interest rate starting at X.XXX% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx loan was modified once. xx agreement made on xx/xx/XXXX, located at “xx”, past due mortgage payments for the months of xx XXXX to xx XXXX which is total $X,XXX.XX, is deferred and will be due upon maturity of the loan.	Credit Application Origination Appraisal	xx: xx: xx: $1201.00 |---| |----| xx: xx: xx:
xx: xx: xx/xx/2000   xx: xx/xx/2000   xx: -7 (xx)   xx %:    xx: xx per note doc the original note doc date is xx/xx/2000   xx: xx:
xx: xx P&I   xx: $716.09   xx: $597.52   xx: $118.57   xx %: 19.xx%   xx: xx per note document the original stated P&I is $716.09   xx: xx:
xx: xx: 000000000000   xx: CCCCCCCCCCCCC111C1CC1CC1   xx:    xx %:    xx: xx per audit the payment history string is 000000000000.   xx: xx:
xx: xx: 000000000000   xx: 1CC1CC1C111CCC1CCCCCCCCC   xx:    xx %:    xx: xx per audit the payment history string reversed is 000000000000.   xx: xx:
xx: xx: xx:    xx %:    xx: xx per note doc property address street
																																																																																				xx: xx (UPB) per xx: $xx: $xx: $-99.49 xx %: -0.xx% xx: xx per payment history the unpaid current principal balance is $XX xx: xx:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final Application is missing from the loan files." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13012450	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,744.95	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,042.11	1.000%	360	xx	xx	Conventional	ARM	Refinance	64.800%	64.800%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	54.396%	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2015	$339,906.15	Not Applicable	2.000%	$1,075.89	02/01/2015	Financial Hardship	xx title report dated xx/xx/XXXX shows that the mortgage was originated on xx/xx/XXXX with xx E xx (borrower) and (lender) xx, xx., in the amount of $XXX,XXX. xx subject mortgage was recorded on xx/xx/XXXX with the instrument # xx. xx chain of the assignment has been completed. xx current assignment is with xx xx II.
xx is a municipal lien is active against the property (xx-XXXX N xx, xx, IL xx) in the amount of $XXXX per day in favor of xx of xx, which was recorded on xx/xx/XXXX. xx municipal lien has started foreclosure on xx/xx/XXXX with the case# XXMX-xx.

xx annual installments of combined taxes for the year of XXXX have been paid in the amount of $X,XXX.XX. xx current ownership is vested in the name of xx E xx (borrower).

xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per seller’s tape data is in the amount of $XX.	xx:xx review of comments history shows that, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx are no comments found related to the borrower income were impacted due to COVID-19. xx damage or repair to the property has been found.
xx last payment was received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per seller’s tape data is in the amount of $XX.

xx:xx:xx	xx modification agreement was done on xx/xx/XXXX, between the (borrower) xx E xx and the (lender) xx.
xx reason for modification is financial hardship.
xx per the modified terms, the new unpaid principle balance is $XXX,XXX.XX out of which, the borrower promises to pay the interest bearing amount of $XXX,XXX.XX at the interest rate of X% with the modified P&I of $X,XXX.XX.
xx are three steps namely as follows
X) xx the interest rate of X% and P&I of $X,XXX.XX.
X) xx the interest rate of X% and P&I of $X,XXX.XX.
X) xx the interest rate of X.XX% and P&I of $X,XXX.XX.

xx first payment date was due on xx/xx/XXXX and the new maturity date is xx/xx/XXXX.
xx is no deferred balance has been stated.

Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx lender G/L require xx is not applicable however the tape reflects xx. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per ARM note, the loan amortization type is ARM. xx, tape reflects xx.   xx: xx:
xx: xx 1 xx: xx/xx/2015   xx: xx/xx/2020   xx: -1826 (xx)   xx %:    xx: xx per modification agreement, the mod step 1 date is xx/xx/2015. xx, the tape data reflects on xx/xx/2020.   xx: xx:
xx: xx 1 xx: 2.000%   xx: 3.000%   xx: -1.000%   xx %: -1.00000%   xx: xx per modification agreement, the mod step1 rate is 2.00%. xx, the tape data reflects 3.000%.   xx: xx:
xx: xx 2 xx: xx/xx/2020   xx: xx/xx/2021   xx: -366 (xx)   xx %:    xx: xx per modification agreement, the mod step 2 date is xx/xx/2020. xx, the tape data reflects on xx/xx/2021.   xx: xx:
xx: xx 2 xx: 3.000%   xx: 3.750%   xx: -0.750%   xx %: -0.xx%   xx: xx per modification agreement, the mod step1 rate is 3.00%. xx, the tape data reflects 3.750%.   xx: xx:
xx: xx: 000000000000   xx: CCCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx: xx per payment history, the payment history string is 000000000000. xx, the tape data reflects CCCCCCCCCCCCCCCCCCCCCCCCCCCCC.   xx: xx:
xx: xx: 000000000000   xx: CCCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx: xx per payment history, the payment history string is reversed 000000000000. xx, the tape data reflects CCCCCCCCCCCCCCCCCCCCCCCCCCCCC.   xx: xx:
xx: xx of xx: xx - xx: xx in xx/xx:    xx %:    xx: xx 1003 is missing.   xx: xx:
xx: xx: 3 xx: xx: xx %: xx: xx per appraisal report, subject property type is 3 family. xx, the tape data reflects xx. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file. 1. IL Collateral Protection Insurance Notice 2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to be confirmed from the loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19378525	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,599.89	12/02/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,061.76	4.500%	360	xx	xx	FHA	Fixed	Purchase	97.465%	97.465%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	57.158%	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2019	$164,881.35	Not Applicable	4.250%	$848.03	03/01/2019	Financial Hardship	xx title report dated xx/xx/XXXX shows that the mortgage was originated on xx/xx/XXXX with xx R xx and xx (borrower) and (lender) xx, , in the amount of $XXX,XXX. xx subject mortgage was recorded on xx/xx/XXXX with the instrument # xx. xx chain of the assignment has been completed.
xx current assignment is with xx in its xx of xx X xx.
xx is a junior mortgage active in the amount of $XX,XXX.XX, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the instrument #xx in favor of xx of xx and xx.
xx is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/XXXX.
xx annual installments of county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX. xx current ownership is vested in the name of xx R xx (borrower).
xx of xx as of xx/xx/XXXX reveals that the loan is currently performing and the next due for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX. xx payment history does not reflect the current UPB, however as per tape data as of xx/xx/XXXX and the UPB is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is current with the loan.
xx borrower’s prior reason for default is excessive obligation.
xx comment history dated xx/xx/XXXX states that the property had damage. xx, amount of damage and nature of damage has not been found.
xx property has been occupied by the owner himself.
xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX. xx payment history does not reflect the current UPB, however as per tape data as of xx/xx/XXXX and the UPB is in the amount of $XX.

xx:xx:xx	xx to the fixed modification, the loan was modified on xx/xx/XXXX between the borrowers xx with the servicer xx portfolio xx. xx per modification the new modified principal balance is in the amount of $XX with an interest rate of X.XXX % and the P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date is xx/xx/XXXX with total XXX terms. xx is no principal forgiven amount and deferred balance.	Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx: xx of xx: xx/xx/2019 xx: xx/xx/2019 |---| -24 (xx) |----| xx: xx per modiifcation the loan was modified on xx/xx/2019. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx loan is FHA. xx lender requires the mortgage insurance certificate. xx, mortgage insurance certificate is missing from loan file.   xx: xx:
xx: xx: 000000000000   xx: CCCCCCCCCCCCCC32222CCCCC   xx:    xx %:    xx: xx payment history string 000000000000.   xx: xx:
xx: xx: 000000000000   xx: CCCC122223CCCCCCCCCCCCCC   xx:    xx %:    xx: xx payment history string reversed 000000000000.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-276.50 xx %: -0.xx% xx: xx UPB is $161,097.96. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the initial TIL disclosure date test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The date creditor received the application (formerly application date) is on or after July 30, 2009, and: The loan is a mortgage transaction subject to the Real Estate Settlement Procedures  that is secured by the consumer's dwelling; and The initial TIL disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer's written application; and The initial TIL disclosure date is not later than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "As per Note Loan is in FHA in the Final HUD MI value is $154.47.However, MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.  1. Anti-Coercion Notice 2. Title Insurance Disclosure 3. Radon Gas Disclosure 4. Insurance Sales Disclosure."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) ""The Servicing Transfer Disclosure is missing from the loan file. ""		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90858324	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,246.91	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	Unavailable	6.740%	274	xx	xx	HELOC	ARM	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	10/25/2018	$162,403.24	Not Applicable	4.375%	$717.11	10/25/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender xx of xx, N.A in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx#xx.
xx/xx/XXXX, mortgage modification (xx) was made to xxrease amount of mortgage; hence, the total amount of subject mortgage is $XXX,XXX.XX. xx chain of assignment has been completed. xx, the assignment of mortgage is with xx which was recorded on xx/xx/XXXX.
xx are three civil judgments against borrower xx A xx.
X. xx the favor of xx of xx of xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.
X. xx the favor of xx of xx of xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.
X. xx the favor of xx of xx of xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx are two civil judgments against borrower xx.
X. xx the favor of xx xx A/P/O xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
X. xx the favor of xx of xx of xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx is a junior mortgage in the favor of xx, N.A in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx first installment combined taxes have been paid in the amount of $XXX.XX and the second installment taxes are due in the amount of $XXX.XX.
xx annual school taxes for the year XXXX have been paid in the amount of $XXXX.XX.
xx annual village taxes for the year XXXX-XXXX have been paid in the amount of $XXXX.
xx annual village taxes for the year XXXX-XXXX are due in the amount of $XXXX.XX.

xx review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB reflected is in the amount of $XX till the due date of xx/xx/XXXX.	xx:xx review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/XXXX. xx review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB reflected is in the amount of $XX till the due date of xx/xx/XXXX. xx borrower had filed the bankruptcy under chapter X with the case#xx on xx/xx/XXXX and the plan is not confirmed yet. xx date of the last filing the bankruptcy is xx/xx/XXXX. xx comment dated xx/xx/XXXX shows that the borrower’s income is impacted by COVID-19. xx borrower informed that he lost his job, a reduction of hours or temporary unemployment. xx borrower cannot make monthly payment. xx per the comment dated xx/xx/XXXX, ACH has been suppressed due to COVID-19 impact. xx to the modification agreement, the loan was modified on xx/xx/XXXX between the borrower xx and xx of xx N.A. xx loan has been modified once since origination. xx damage and repairs have been found.

xx:xx:xx borrower had filed the bankruptcy under chapter X with the case#xx on xx/xx/XXXX and the plan is not not confirmed yet. xx date of the last filing the bankruptcy is xx/xx/XXXX.	xx to the modification agreement, the loan was modified on xx/xx/XXXX between the borrower xx and xx of xx N.A. xx new modified principal balance is in the amount of $XX with interest rate starting at X.XXX % and the borrower promised to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date is xx/xx/XXXX. xx is no provision for the balloon payment and it does not have modification steps. xx loan has been modified once since origination.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx borrower had filed the bankruptcy under chapter 7 with the case#xx on xx/xx/2020. xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx: xx to the modification agreement, the loan was modified on xx/xx/2018 between the borrower xx and xx of xx N.A.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx/xx/2008   xx: xx/xx/2018   xx: -3892 (xx)   xx %:    xx: xx payment date is xx/xx/2008.   xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $xx %: 20.xx%   xx: xx balance is $xx.   xx: xx:
xx: xx: 000000000121   xx: CCCCCCC1CCCC11CCCC999999   xx:    xx %:    xx: xx history string is 000000000121.   xx: xx:
xx: xx: xx: 999999CCCC11CCCC1CCCCCCC   xx:    xx %:    xx: xx history reversed is xx.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: MI is not applicable.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/2058   xx: 24 (xx)   xx %:    xx: xx maturity date is xx/xx/2058.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-136.26 xx %: -0.xx% xx: UPB is $xx. xx: xx:	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "1.HELOC booklet is missing from the loan file. 2.Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11764498	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	4.500%	Unavailable	xx	xx	HELOC	Revolving	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the mortgage was originated on xx/xx/XXXX with xx W xx and xx L xx (borrower) and (lender) xx of xx, N.A, in the amount of $XXX,XXX. xx subject mortgage was recorded on xx/xx/XXXX with the instrument # xx. xx chain of the assignment has been completed. xx current assignment is with xx xx VI.
xx active liens or judgments have been found.
 xx current ownership is vested in the name of xx W xx and xx L xx (borrower).
xx review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX, in the amount of $X,XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XXX,XXX.XX. xx P&I is $X,XXX.XX and PITI is $X,XXX.XX, with the interest rate of X.XX%.

xx:xx review of comment history shows that the borrower is current with the loan. xx property has been occupied by the owner himself. xx damage or repair to the property has been found. xx next due date is for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX, in the amount of $X,XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XXX,XXX.XX. xx P&I is $X,XXX.XX and PITI is $X,XXX.XX, with the interest rate of X.XX%.
xx comment history dated xx/xx/XXXX shows that the borrower has impacted by xx and he received a deferral beginning with the xx/xx/XXXX payment.  xx subsequent two monthly payments will be deferred in the month they become due.

xx:xx:xx	xx	Affiliated Business Disclosure Credit Application Origination Appraisal	xx: xx: xx: $2165.46 |---| |----| xx: xx. xx: xx:
xx: xx (xx) per xx: $2165.46   xx: $1082.73   xx: $1082.73   xx %: 100.00000%   xx: xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: xx/xx/2005   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2005   xx:    xx %:    xx: xx payment date is unavailable.   xx: xx:
xx: xx: xx: xx/xx/2005   xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: ARM   xx:    xx %:    xx: xx.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: CCCCCCCCCCCC1211CC2C1CC1   xx:    xx %:    xx: xx 0000000000000   xx: xx:
xx: xx: xx: 1CC112CC1121CCCCCCCCCCCC   xx:    xx %:    xx: xx reversed is 0000000000000   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1 xx:    xx %:    xx: xx.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-1324.18 xx %: -1.xx% xx: xx per xx is $105,272.99. xx: xx:	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC booklet and Disbursement sheet/Fees sheet/ Fee statement are missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38380694	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$789.79	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,264.70	5.250%	180	xx	xx	FHA	Fixed	Refinance	74.917%	74.917%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	605	Not Applicable	44.128%	First	Short Form Policy	Not Applicable	Not Applicable	05/18/2016	$125,000.00	Not Applicable	6.000%	$687.76	05/01/2016	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for “xx, DBA xx, xx”. xx chain of assignment has not been completed as the mortgage is currently with xx as xx X xx insyaed of the current assignee xx.
xx is an active junior xx available in the amount of $XX,XXX.XX in favor of MERS as nominee for “xx” and it was recorded on xx/xx/XXXX.
xx subject mortgage is at lower lien position as there are X HOA xx against the subject property in the total amount of $XX,XXX.XX in favor of xx at xx lake xx.
 which were recorded on xx/xx/XXXX and xx/xx/XXXX. xx subject property is located in xx which is super lien state. xx is risk that property can be getting foreclosed due to above unpaid liens. xx can be cured if above unpaid liens paid in full with unpaid interest and late charges.
xx annual county taxes for XXXX have been paid in the amount of $ XXX.XX on xx/xx/XXXX.
xx delinquent taxes have been found for the prior year.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx latest payment history does not reflect current UPB but the provided tape data as of xx/xx/XXXX reflects the UPB in the amount of $XXX,XXX.XX and deferred in the amount of $XX,XXX.XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx latest payment history does not reflect current UPB but the provided tape data as of xx/xx/XXXX reflects the UPB in the amount of $XXX,XXX.XX. xx current UPB reflected is in the amount of $XX
xx latest modification agreement was made on xx/xx/XXXX with xx between borrower “xx W xx” and lender “BSI xx.” xx lender agreed to forgive $X,XXX.XX which exceeds X.XX% of modified principal balance $XXX,XXX.XX and $XX,XXX.XX for HFA/ PR xx. xx new principal balance is $XX. xx promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.
xx per comment dated xx/xx/XXXX the customer has been impacted by COVID -XX through job loss, a reduction of hours or temporary unemployment, and he cannot make his monthly payment. xx received a deferral which begun from xx/xx/XXXX. xx subsequent two monthly payments will be deferred in the month they become due. xx further information has been found.
xx debtor (xx) had filed xx under chapter-X on xx/xx/XXXX with the xx# xx. xx MFR was filed on xx/xx/XXXX. xx debtor had discharged from bankruptcy on xx/xx/XXXX & the case was terminated on xx/xx/XXXX.
xx subject mortgage is at lower lien position as there are X HOA xx against the subject property in the total amount of $XX,XXX.XX in favor of xx which were recorded on xx/xx/XXXX and xx/xx/XXXX. xx subject property is located in xx which is super lien state. xx is risk that property can be getting foreclosed due to above unpaid liens. xx can be cured if above unpaid liens paid in full with unpaid interest and late charges.
xx comments have been found regarding foreclosure proceedings.
xx property is owner occupied and no visible damages were reported.

xx:xx:xx debtor (xx) had filed xx under chapter-X on xx/xx/XXXX with the xx# xx. xx MFR was filed on xx/xx/XXXX. xx debtor had discharged from bankruptcy on xx/xx/XXXX & the case was terminated on xx/xx/XXXX.	xx latest modification agreement was made on xx/xx/XXXX with xx between borrower “xx W xx” and lender “xx.” xx lender agreed to forgive $X,XXX.XX which exceeds X.XX% of modified principal balance $XXX,XXX.XX and $XX,XXX.XX for HFA/ PR xx. xx new principal balance is $XX. xx promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx (xx-xx)? is xx. xx: xx:
xx: xx: xx: $3438.80   xx:    xx %:    xx: xx is $61,191.87.   xx: xx:
xx: xx (xx) per xx: $xx: $2751.04   xx: $xx %: 2124.xx%   xx: xx (xx) per xx is $61,191.87.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L xx? is xx.   xx: xx:
xx: xx: 000000000004   xx: CCCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx: xx is 000000000004.   xx: xx:
xx: xx: xx: CCCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-165.43 xx %: -0.xx% xx: xx (UPB) per xx is $120,885.29. xx: xx:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This is FHA loan and required Mortgage Insurance Certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30471739	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,549.59	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,732.04	10.990%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2018	$129,790.39	$1,253.62	4.250%	$888.66	02/01/2018	Financial Hardship	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx and xx and lender xx of DE xx. which was recorded on xx/xx/XXXX. xx chain of assignment is missing from the updated title report.
xx active liens and judgment have been found against the borrower/subject property on the updated title report.
xx tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $ X,XXX.XX.
xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.
xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which was begun on xx/xx/XXXX. xx new modified principle balance is in the amount of $XX. xx has agreed to defer the amount of $X,XXX.XX from new principle balance. xx the interest bearing amount is $XXX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.
xx information has been found regarding the bankruptcy in the available servicing comments.
xx per comment dated xx/xx/XXXX the borrower has submitted online COVID-19 notification stating that he has been impacted through job loss, a reduction of hours or temporary unemployment, and I cannot make his monthly payment. xx further details have been found regarding the xx-XX in the available servicing comments.

xx:xx:xx	xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which was begun on xx/xx/XXXX. xx new modified principle balance is in the amount of $XX. xx has agreed to defer the amount of $X,XXX.XX from new principle balance. xx the interest bearing amount is $XXX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Origination Appraisal Right of Rescission	xx: xx of xx: xx/xx/2018 xx: xx/xx/2018 |---| -35 (xx) |----| xx: xx date of last modification is xx/xx/2018 xx: xx:
xx: xx 1 xx: xx: xx/xx/2018   xx:    xx %:    xx: xx step 1 date is not applicable.   xx: xx:
xx: xx 1 xx: xx: 6.240%   xx:    xx %:    xx: xx step 1 rate is not applicable.   xx: xx:
xx: xx 2 xx: xx: xx/xx/2019   xx:    xx %:    xx: xx step 2 date is not applicable   xx: xx:
xx: xx 2 xx: xx: 7.240%   xx:    xx %:    xx: xx step 2 rate is not applicable.   xx: xx:
xx: xx 3 xx: xx: xx/xx/2020   xx:    xx %:    xx: xx step 3 date is not applicable.   xx: xx:
xx: xx 3 xx: xx: 7.740%   xx:    xx %:    xx: xx step 3 rate is not applicable.   xx: xx:
xx: xx: 000000000000   xx: CCCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx: xx history string is 000000000000.   xx: xx:
xx: xx: 000000000000   xx: CCCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx: xx history string reversed is 000000000000.   xx: xx:
xx: xx: xx 6 xx4   xx:    xx %:    xx: xx address street is xx  xx   xx: xx:
xx: xx: xx: xx: xx %: xx: xx postal code is xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to the
TILA Finance Charge Test: Fail Loan Data:$434,486.63 Comparison Data: $453,232.83 Variance: -$18,746.20
TILA APR Test:: Fail Loan Data:10.600% Comparison Data: 11.680% Variance: -1.080%"
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to the
TILA Finance Charge Test: Fail Loan Data:$434,486.63 Comparison Data: $453,232.83 Variance: -$18,746.20
TILA APR Test:: Fail Loan Data:10.600% Comparison Data: 11.680% Variance: -1.080%"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92987516	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$772.37	01/14/2025	Not Applicable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	Unavailable	7.000%	300	xx	xx	HELOC	Revolving	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/01/2019	$35,288.11	$320.58	9.500%	$540.60	04/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX, in favor of xx of xx, N.A. recorded in xx# | xx/xx# XXXX-XXXXXXXX XXX / XXX.
xx chain of assignment has been completed. xx current assignment is with xx.
xx active mortgages, liens, and judgments have been found.
xx prior year delinquent taxes have been found. xx combined taxes for the year XXXX have been paid on xx/xx/XXXX in the amount of $XXX.XX.	xx per the review of payment history as of xx/xx/XXXX, the borrower is current with loan payments and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXh an interest rate of X.X%. xx current UPB reflected as per the payment history is in the amount of $XX

xx:xx current loan status is performing. xx per the review of payment history as of xx/xx/XXXX, the borrower is current with loan payments and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXh an interest rate of X.X%. xx current UPB reflected as per the payment history is in the amount of $XX
xx loan was modified on xx/xx/XXXX between the borrower “xx and xx” and lender xx, xx. xx new modified principal balance as per modification is in the amount of $XXof which interest bearing amount is $XX,XXX.XX and deferred balance is $XXX.XX.xx new interest rate is X.X% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.
xx reason for default, subject property occupancy is not mentioned in collection comments.
xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx:xx per the review of collection comments, the foreclosure was initiated in XXXX. xx file was referred to an attorney on xx/xx/XXXX. xx, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/XXXX. xx FC file was closed on xx/xx/XXXX due to modification of loan.
xx:xx to the PACER, the borrowers "xx and xx" had filed for bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx bankruptcy was discharged on xx/xx/XXXX.	xx loan was modified on xx/xx/XXXX between the borrower “xx and xx” and lender xx, xx. xx new modified principal balance as per modification is in the amount of $XXof which interest bearing amount is $XX,XXX.XX and deferred balance is $XXX.XX.xx new interest rate is X.X% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx loan was modified once.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx: ARM xx: xx: xx - XX |---| |----| xx: xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: $320.58   xx: $861.18   xx: $-540.60   xx %: -62.xx%   xx:    xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2019   xx: 10 (xx)   xx %:    xx: xx/xx/2019   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2001   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2001   xx: xx/xx/2001   xx: 58 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: ARM   xx:    xx %:    xx: xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000   xx: CCCCCCCCCCCCC99999856555   xx:    xx %:    xx: 000000000000.   xx: xx:
xx: xx: 000000000000   xx: 55567899999CCCCCCCCCCCCC   xx:    xx %:    xx: 000000000000.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: 1003 missing   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-292.72 xx %: -0.xx% xx: 31,018.65 xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at North Carolina. The following state disclosures are missing from the loan file: 1.Amortization Schedule Disclosure 2.Credit Property Insurance Disclosure 3.Fee Agreement 4.Priority of Security Instrument Disclosure 5.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43123061	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,965.50	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$834.47	3.750%	360		xx	xx		FHA	Fixed		Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	50.197%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX with MERS as nominee for xx, xx in the amount of $XXX,XXX.XX. xx active liens and judgments have been found. xx prior delinquent taxes have been found.
xx of payment history shows that the borrower is making payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX that was applied for the due date of xx/xx/XXXX. xx next payment is due on xx/xx/XXXX. xx per payment history, the current UPB is $XXX,XXX.XX.	xx:xx loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX that was applied for the due date of xx/xx/XXXX. xx next payment is due on xx/xx/XXXX. xx loan has not been modified yet since origination. xx bankruptcy and foreclosure activities have been found. xx per comment dated xx/xx/XXXX, the borrower stated that her income has been impacted due to which she cannot make payments. xx per comment dated xx/xx/XXXX, the borrower received a deferral beginning with the xx/xx/XXXX payment. xx subsequent two monthly payments will be deferred in the month they become due. xx further comments have been found. xx information has been found regarding condition and occupancy of subject property.
xx:xx:xx	xx	Good Faith Estimate Missing or error on the Rate Lock Mortgage Insurance	xx: xx: xx: $2503.41 |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: MI xx required   xx: xx:
xx: xx: 000000000000   xx: CCCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx: xx history string is 000000000000   xx: xx:
xx: xx: 000000000000   xx: CCCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx: xx history string is 000000000000   xx: xx:
xx: xx: xx: xx %: xx: xx per xx. xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing in the loan file."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing in the loan file."
																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "This is FHA loan with LTV of 98.189%. Required FHA MI Certificate is missing in the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61962815	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,260.15	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$739.28	9.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2010	$105,303.87	Not Applicable	5.000%	$597.31	02/01/2010	Financial Hardship	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the instrument #xx and book/page #XXXX/XXXX in the amount of $XX,XXX.XX which is in the favor of MERS as nominee for xx.
xx chain of assignment has been completed as the loan is with the lender itself.
xx is a junior mortgage originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $X,XXX.XX in the favor of xx of xx-xx.
xx are two active civil judgments against the borrower; the first was recorded on xx/xx/XXXX in the amount of $X,XXX.XX which is in the favor of xx of NC xx. xx second was recorded on xx/xx/XXXX in the amount of $XXX.XX which is in the favor of xx of xx of xx.
xx combined annual taxes of XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XXexcluding the deferred amount of $XXX.XX excluding the deferred amount of $X,XXX.XX.	xx:xx loan is currently performing. xx review of payment history as of xx/xx/XXXX shows that the borrower is current with the payments and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied to xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx current UPB in the payment history tape data is reflected in the amount of $XX
xx reason for default is unavailable.
xx latest servicing comment or BPO reports have been found to determine the current occupancy and condition of the subject property. xx damage or repairs have been found.
xx per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-19.

xx:xx:xx	xx modification agreement was made on xx/xx/XXXX between the lender xx and the borrower xx M. xx, xx D. xx. xx per modified terms the borrower promises to pay the modified principal in the amount of $XXX,XXX.XX. xx payments were started from xx/xx/XXXX with the interest rate of X.XXX % and the P&I of $XXX.XX. xx new maturity date is xx/xx/XXXX. xx modification does not contain balloon provision.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx: xx: xx: $2389.24 |---| |----| xx: xx per review, there is no deferred amount found. xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx: xx per review the loan has been modified.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx generated.   xx: xx:
xx: xx: 000000000000   xx: CCCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx: xx reflects the xx as 0000000000000.   xx: xx:
xx: xx: 000000000000   xx: CCCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx: xx reversed is 000000000000.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-263.36 xx %: -0.xx% xx: xx (UPB) per xx tape data is $79,884.98. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67003853	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,773.28	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,247.62	5.375%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	69.738%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx of xx, N.A. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has not been completed. xx, the assignment is from xx solely in its capacity as xx of xx I xx to xx solely in its capacity as xx of xx II xx. xx assignment should be with xx xx II.
xx active liens and judgments have been found against the borrower and property.
xx county taxes of the year XXXX have been paid in the amount of $XXXX.XX.
xx prior years of years of delinquent taxes have been found.
xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX. xx UPB as per tape data is $XXX,XXX.XX.

xx:xx loan is performing. xx borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX. xx UPB as per tape data is $XXX,XXX.XX.
xx post-closing details regarding the bankruptcy have not been found.
xx borrower xx D xx and xx S. xx had filed bankruptcy under chapter XX with the case# xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx per xx’s final report dated xx/xx/XXXX, the debtor had paid the principal in the amount of $XX,XXX.XX.  xx per xx-D of voluntary petition dated xx/xx/XXXX, the amount of claim is $XXX,XXX.XX and value of collateral is $XXX,XXX.XX. xx, the unsecured portion is $XX,XXX.XX. xx debtor and joint debtor were dismissed on xx/xx/XXXX. xx case was terminated on xx/xx/XXXX. xx date of last filing is xx/xx/XXXX.
xx occupancy of the subject property is unable to determine. xx comments were indicating damages and repairs to the subject property.

xx:xx:xx borrower xx D xx and xx S. xx had filed bankruptcy under chapter XX with the case# xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx per xx’s final report dated xx/xx/XXXX, the debtor had paid the principal in the amount of $XX,XXX.XX. xx per xx-D of voluntary petition dated xx/xx/XXXX, the amount of claim is $XXX,XXX.XX and value of collateral is $XXX,XXX.XX. xx, the unsecured portion is $XX,XXX.XX. xx debtor and joint debtor were dismissed on xx/xx/XXXX. xx case was terminated on xx/xx/XXXX. xx date of last filing is xx/xx/XXXX.	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx was in bankruptcy after post loan origination. xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx: xx has not been modified.   xx: xx:
xx: xx: 000000000000   xx: CCCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx: xx history string is 000000000000.   xx: xx:
xx: xx: 000000000000   xx: CCCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx: xx history reversed is 000000000000.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx of transaction per HUD-1 is unavailable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per application is refinance.   xx: xx:
xx: xx: xx/xx/2039   xx: xx/xx/2056   xx: -6332 (xx)   xx %:    xx: xx maturity date is xx/xx/2039.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-222.44 xx %: -0.xx% xx: xx current principal balance per payment history is $261,388.10. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $233,202.91. The disclosed finance charge of $233,140.14 is not considered accurate for purposes of rescission because it is understated by more than $35.
The loan data is $233,140.14 and comparison data is $233,202.91; hence, the variance is -$62.77."
* DTI > 60% (Lvl 2)     "As per Final Application the monthly total income is $7250.00 and monthly expenses are $4432.72. Hence, DTI is greater than the 60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91340973	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,081.27	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$924.09	5.500%	360	xx	xx	FHA	Fixed	Purchase	98.697%	98.697%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	51.879%	First	Final policy	Not Applicable	Not Applicable	08/30/2012	$161,657.35	Not Applicable	4.375%	$807.13	10/01/2012	Financial Hardship	xx to the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.
xx chain of the assignment has been completed and currently the assignment is with xx which was recorded on xx/xx/XXXX.
xx active liens or judgment found.
xx prior years delinquent taxes have been found.
xx to the review of payment history as of xx/xx/XXXX the borrower has been current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX, PITI is $X,XXX.XX and the rate of interest is X.XXX%. xx tape data states that the current UPB is in the amount of $XX till the due date of xx/xx/XXXX.	xx:xx current status of the loan is performing and the next due date for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX, PITI is $X,XXX.XX and the rate of interest is X.XXX%. xx tape data states that the current UPB is in the amount of $XX till the due date of xx/xx/XXXX.
xx loan was modified on xx/xx/XXXX with the fixed amortization type with the new principal balance of $XXX,XXX.XX. xx borrower promises to pay the P&I of $XXX.XX with the new interest rate of X.XXX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.
xx is no foreclosure activity has been found.
xx debtor (xx) had filed xx under chapter-XX with the xx#xx on xx/xx/XXXX and the plan was discharged on xx/xx/XXXX.xx-D in xx petition shows that the unsecured amount is $X.XXX out of secured claim in the amount of $XXX,XXX.XX and the value of collateral is $XXX,XXX.XX.xx POC was filed by the creditor xx with claim#X-X for the secured claim amount of $XXX,XXX.XX and the amount of arrearage is $XX,XXX.XX. xx “xx” has been filed on xx/xx/XXXX with xx#XX states that the chapter XX dated xx/xx/XXXX has been confirmed. xx to this plan the borrower has to pay $XXX.XX per month for XX month and $XXX.XX per month for XX month. xx is a base plan with the debtor paying at least $XX,XXX.XX of disposable income into the plan. xx “xx of xx” dated xx/xx/XXXX with xx#XXX reflect that the xx and xx claim is in the amount of $XXhas been paid in full by xx XX xx.
xx comment dated xx/xx/XXXX reflects that the reason for default is death of daughter of the borrower and his son also has some medical issues.
xx comment dated xx/xx/XXXX shows that the borrower is on worker compensation and no other information has been provided regarding the job type.
xx BPO report  dated xx/xx/XXXX states that the subject property has no visible damages and occupied by the owner.

xx:xx:xx debtor (xx) had filed xx under chapter-XX with the xx#xx on xx/xx/XXXX and the plan was discharged on xx/xx/XXXX.xx-D in xx petition shows that the unsecured amount is $X.XXX out of secured claim in the amount of $XXX,XXX.XX and the value of collateral is $XXX,XXX.XX.xx POC was filed by the creditor  xx with claim#X-X for the secured claim amount of $XXX,XXX.XX and the amount of arrearage is $XX,XXX.XX. xx “xx” has been filed on xx/xx/XXXX with xx#XX states that the chapter XX dated xx/xx/XXXX has been confirmed. xx to this plan the borrower has to pay $XXX.XX per month for XX month and $XXX.XX per month for XX month. xx is a base plan with the debtor paying at least $XX,XXX.XX of disposable income into the plan. xx “xx of xx” dated xx/xx/XXXX with xx#XXX reflect that the xx and xx claim is in the amount of $XXhas been paid in full by xx XX xx. xx debtor was discharged on xx/xx/XXXX and the case got terminated on xx/xx/XXXX.
xx loan was modified on xx/xx/XXXX with the fixed amortization type with the new principal balance of $XXX,XXX.XX. xx borrower promises to pay the P&I of $XXX.XX with the new interest rate of X.XXX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.	Affiliated Business Disclosure Missing Disclosures Mortgage Insurance	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx bankruptcy was filed by the bororwer. xx: xx:
xx: xx: xx:    xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L xx MI? is xx.   xx: xx:
xx: xx: 000000000000   xx: C1CCCCCC1CCCCCC222243445   xx:    xx %:    xx: xx is 000000000000.   xx: xx:
xx: xx: 000000000000   xx: 544312222CCCCC11CCCCCC1C   xx:    xx %:    xx: xx is 000000000000.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-318.86 xx %: -0.xx% xx: xx per xx is $133,605.75. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* MI, FHA or MIC missing and required (Lvl 2)     "FHA MI Certificate is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "The loan was originated on xx/xx/2009 and settled on xx/xx/2009."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10799370	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,682.68	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,301.67	4.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	693	37.868%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with MERS as nominee for xx, xx.

xx chain of assignment is completed as the subject mortgage is currently assigned to “xx” & this AOM was recorded on xx/xx/XXXX.

xx junior or senior judgments/liens/mortgages:

X. xx is an active junior xx of xx lien in the updated title report against the subject property in the amount of $XXX.XX which was recorded on xx/xx/XXXX in favor of “xx of xx of xx & xx.”

xx Xst installment of xx taxes for XXXX-XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX and Xnd installment of $X,XXX.XX has also been paid off on xx/xx/XXXX.

xx prior year delinquent taxes have been found in the updated title report.	xx of updated payment history as of xx/xx/XXXX, the loan is currently performing and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.	xx:xx loan is currently performing and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.

xx borrower (xx.) was working with xx. as an xx for XX months. xx-borrower (xx V xx) was working with xx as an xx. for XXX months.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx: $5206.68 |---| |----| xx: NA xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: MI xx number is mention on the cert as xx but tape shows as xx.   xx: xx:
xx: xx: 000000000000   xx: CCCCCC1CCCCCCCCCCCCCCCCC   xx:    xx %:    xx: PH string is mentioned for 12 months but tape shows it for 24 months.   xx: xx:
xx: xx: 000000000000   xx: CCCCCCCCCCCCCCCCC1CCCCCC   xx:    xx %:    xx: xx PH string is mentioned for 12 months but tape shows it for 24 months.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-446.74 xx %: -0.xx% xx: xx UPB per PH is $240,946.52 but tape shows as $241,393.26. xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by both the Borrowers or memorialized comment by the Loan Officer."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is "Moderate" since this loan failed the TILA finance charge test as the finance charge is $217,047.85. The disclosed finance charge of $216,873.69 is not considered accurate because it is understated by more than $100."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test as the finance charge is $217,047.85. The disclosed finance charge of $216,873.69 is not considered accurate because it is understated by more than $100."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53193541	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$458.45	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$664.06	12.500%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2018	$82,131.20	Not Applicable	5.500%	$628.11	05/01/2018	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX. xx chain of the assignment has not been completed. xx last assignment is from xx, xx., successor by merger to xx, xx. F/K/A xx, xx. to xx, xx, its successors and/or assigns which was recorded on xx/xx/XXXX.xx last assignment should be with xx.
xx are four civil judgments against the borrower “xx, xx A”. xx civil judgment is in the favor of xx xx for the amount of $XXX.XX which was recorded on xx/xx/XXXX, second civil judgment is in the favor of xx for the amount of $XXX.XX which was recorded on xx/xx/XXXX and third and fourth civil judgments are in the favor of xx for the amount of $XXX.XX which was recorded on xx/xx/XXXX and xx/xx/XXXX. xx annual taxes for the year of XXXX is due in the amount of $XXX.XX and xx utilities taxes for the year of XXXX is due in the amount of $XX.XX on xx/xx/XXXX. xx prior year delinquent taxes have been found.
xx to the latest payment history as of xx/xx/XXXX, the loan is currently performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB has not been mentioned in the latest payment history. xx UPB as per tape data is reflected in the amount of $XX xx current interest rate is X.XXX% and P&I is $XXX.XX.	xx:xx loan is currently performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB has not been mentioned in the latest payment history. xx UPB as per tape data is reflected in the amount of $XX xx current interest rate is X.XXX% and P&I is $XXX.XX. xx borrower, "xx" had filed bankruptcy under chapter XX with the case #xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx to voluntary petition schedule D, the value of the collateral is $XX,XXX.XX and the amount of secured claim is $XX,XXX.XX. POC has been filed by the creditor, xx, xx. for the secured claim of $XX,XXX.XX and the amount of arrearage of $XXXX.XX on xx/xx/XXXX. xx for relief from stay was filed on xx/xx/XXXX and order for same was granted on xx/xx/XXXX. xx's final report was filed on xx/xx/XXXX in which the debtor had paid in the amount of $XXX.XX.xx case was discharged on xx/xx/XXXX and was terminated on xx/xx/XXXX.
xx to comment dated xx/xx/XXXX, the borrower has been impacted by COVID and had received a deferral beginning with payment from xx/xx/XXXX. xx subsequent two monthly payments will be deferred. xx to comment dated xx/xx/XXXX, COVID deferral has been discussed. xx seller’ provided tape data, the borrower has agreed to a xx FB with the deferral start date of X/XX/XX and deferral plan next due date of xx/xx/XXXX with the deferred amount of $XXX.XX. xx loan was modified xx/xx/XXXX. xx per modified term, the new principal balance is $XX xx borrower promises to pay the P&I in the amount of $XXX.XX with the modified interest rate of X.XXX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX.
xx to comment dated xx/xx/XXXX, the subject property had damaged due to water. xx borrower was trying to get different insurance which will help with repairing of the roof. xx amount of repair has not been mentioned in the collection comment. xx to comment dated xx/xx/XXXX, the claim on hazard insurance was open and the borrower was waiting for estimate. xx comment dated xx/xx/XXXX states that the repairs were not yet completed. xx to comment dated xx/xx/XXXX, the insurance claim will not be paid. xx further details of completion of work have been found in the collection comment.

xx:xx:xx borrower, "xx" had filed bankruptcy under chapter XX with the case #xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx to voluntary petition schedule D, the value of the collateral is $XX,XXX.XX and the amount of secured claim is $XX,XXX.XX. POC has been filed by the creditor, xx, xx. for the secured claim of $XX,XXX.XX and the amount of arrearage of $XXXX.XX on xx/xx/XXXX. xx for relief from stay was filed on xx/xx/XXXX and order for same was granted on xx/xx/XXXX.
xx's final report was filed on xx/xx/XXXX in which the debtor had paid in the amount of $XXX.XX.
xx case was discharged on xx/xx/XXXX and was terminated on xx/xx/XXXX.	xx loan modification agreement was made between the borrower, “xx” and the lender, “xx, xx.” xx/xx/XXXX.
xx per modified term, the new principal balance is $XX xx borrower promises to pay the P&I in the amount of $XXX.XX with the modified interest rate of X.XXX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX.
Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: yes xx: xx:
xx: xx: xx: $628.11   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -23 (xx)   xx %:    xx: as per loan modification loan agreement .   xx: xx:
xx: xx: xx/xx/1996   xx: xx/xx/1996   xx: -5 (xx)   xx %:    xx: xx per original note   xx: xx:
xx: xx: 000000000000   xx: CC11111CCCCC11111CCCCCCC   xx:    xx %:    xx: xx per payment history borrower is performing with the loan .   xx: xx:
xx: xx: 000000000000   xx: CCCC1CC11111CCCCC11111CC   xx:    xx %:    xx: xx history string reversed is 000000000000.   xx: xx:
xx: xx of xx: xx: xx in xx/xx:    xx %:    xx: xx is missing from loan files.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-280.13 xx %: -0.xx% xx: xx as per tape. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state Virginia. The state disclosures are missing from the loan file.
VA Application Disclosure
Choice of Settlement Agent Disclosure
Disclosure of Charges For Appraisal or Valuation
Copy of Appraisal or Statement of Appraised Value
Affiliated Business Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71890764	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,061.21	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,374.62	5.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Unavailable	Unavailable	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	52.920%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report as of xx/xx/XXXX shows that the subject mortgage is on first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as nominee for xx, xx.
xx assignments have been found.
xx active judgments or liens have been found.
xx estimated tax is $X,XXX.XX.	xx payment history as of xx/xx/XXXX shows that the borrower is performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date on xx/xx/XXXX. xx per payment history tape date the current UPB is in the amount of $XX	xx:xx of loan file and servicing comment shows that the borrower is performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date on xx/xx/XXXX. xx per payment history tape date the current UPB is in the amount of $XX
xx evidence of post-closing foreclosure or bankruptcy has been found. xx intention is to retain the property.  xx evidence of damage or repair on subject property has been found. xx seems property is in good condition.

xx:xx:xx	xx	Affiliated Business Disclosure Good Faith Estimate Mortgage Insurance	xx: MI xx: xx: xx |---| |----| xx: xx insurance form loan file. xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: xx insurance form loan file.   xx: xx:
xx: xx: xx: CC111CC1CCCCCCCC11112122   xx:    xx %:    xx: xx history string xx: xx:
xx: xx: xx: 2212C111CCCCCC1C1CC111CC   xx:    xx %:    xx: xx.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-377.39 xx %: -0.xx% xx: xx current principal balance is amount $217,199.62. xx: xx:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This is a Conventional loan originated on xx/xx/2013 The LTV is 90% hence the MI Cert is required. But MI Cert is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for the Higher-Priced Mortgage Loan Test."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing form loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "Note date is xx/xx/2013, however as per final HUD-1 the settlement date is xx/xx/2013."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46702152	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,989.99	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,364.39	10.490%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2015	$206,366.57	Not Applicable	4.125%	$878.60	04/01/2015	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender "xx, xx." for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx, the assignment is from xx, xx which was recorded on xx/xx/XXXX. xx assignment is missing to xx.
xx is IRS xx against the borrower with the favor of xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx are X state tax liens against the borrower with the favor of xx for the total amount of $X,XXX.XX which was recorded on xx/xx/XXXX and xx/xx/XXXX.
xx are X civil judgments against the borrower in the multiple favors for the total amount of $X,XXX.XX which was recorded on xx/xx/XXXX and xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan was modified. xx was not initiated. xx borrower xx, xx and xx had bankruptcy under chapter XX with the case# xx on xx/xx/XXXX. xx POC was filed by creditor xx, xx on xx/xx/XXXX for the secured claim amount is $XXX,XXX.XX and arrearage amount is $XX,XXX.XX. xx chapterXX plan was filed on xx/xx/XXXX. xx amended chapter XX plan was filed on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx debtor was promised to pay for trustee in the amount of $X,XXX each month from xx XXXX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX. xx, the unsecured portion is $X.XX. xx notice of mortgage payment change was filed on xx/xx/XXXX. xx notice of voluntary conversion from xx XX to xx X on xx/xx/XXXX. xx motion for relief from stay was filed on xx/xx/XXXX and the xx on xx for relief from stay was filed on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and the case was terminated on xx/xx/XXXX. xx subject property is unable to be determined. xx per the comment dated xx/xx/XXXX, the borrower has impacted due to xx-XX. xx borrower has impacted through jobless and reduction of income. xx the borrower has unemployment due to xx-XX. xx borrower said that, he cannot make monthly payment. xx per the comment dated xx/xx/XXXX, the borrower has agreed to xx-XX FB with the deferral plan for the cash submission. xx per the comment dated xx/xx/XXXX, the servicer had offered repayment plan to the borrower. xx comment pertaining damage to the subject property has been observed. xx latest BPO report has been found in the loan file.
xx:xx:xx borrower xx, xx and xx had bankruptcy under chapter XX with the case# xx on xx/xx/XXXX. xx POC was filed by creditor xx, xx on xx/xx/XXXX for the secured claim amount is $XXX,XXX.XX and arrearage amount is $XX,XXX.XX. xx chapterXX plan was filed on xx/xx/XXXX. xx amended chapter XX plan was filed on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx debtor was promised to pay for trustee in the amount of $X,XXX each month from xx XXXX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX. xx, the unsecured portion is $X.XX. xx notice of mortgage payment change was filed on xx/xx/XXXX. xx notice of voluntary conversion from xx XX to xx X on xx/xx/XXXX. xx motion for relief from stay was filed on xx/xx/XXXX and the xx on xx for relief from stay was filed on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.	xx loan was modified since origination. xx borrower has been making the payment as per the modification agreement which was made on xx/xx/XXXX between the borrower "xx E. xx and xx " and lender " xx.,”. xx per the modified terms, the new principal balance is $XX. xx borrower has promised to pay in the amount of $XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx per PACER bankruptcy available in loan file. xx: xx:
xx: xx of xx: xx/xx/2015   xx: xx/xx/2016   xx: -312 (xx)   xx %:    xx: xx. date of xx dated xx/xx/2015.   xx: xx:
xx: xx P&I   xx: $1364.39   xx: $1222.77   xx: $141.62   xx %: 11.xx%   xx: xx original xx P&I amount $1,364.39. xx, the tape reflects 1,222.77.   xx: xx:
xx: xx: xx: C1CC1CCCC1C11CCCCC1CCCCC   xx:    xx %:    xx: he xx reflects the xx as xx.   xx: xx:
xx: xx: xx: CCCCC1CCCCC11CCCCCC1CC1C   xx:    xx %:    xx: xx reversed is xx.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-207.97 xx %: -0.xx% xx: xx current principal balance is $XX. xx: xx:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing form loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kentucky State. The following required state disclosures are missing from the loan file.
1. Insurance Sales
2. Fair Housing Notice
3. Homeownership Protection Center Disclosures
4. Notice of Free Choice of Agent or Insurer
5. VA Application Disclosure
6. Choice of Settlement Agent Disclosure
7. Disclosure of Charges For Appraisal or Valuation
8. Copy of Appraisal or Statement of Appraised Value
9. Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80146094	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,549.13	04/13/2020	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.240%	180	xx	xx	HELOC	Revolving	Refinance	100.000%	100.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with lender xx of xx, NA which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/XXXX.
xx is a hospital lien in the favor of xx, P.A in the amount of $XXXX.XX which was recorded on xx/xx/XXXX.
xx annual combined taxes of XXXX have been paid in the amount of $XXXX.XX.
xx delinquent taxes have been found for the prior year.
xx review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB reflected is in the amount of $XXtill the due date of xx/xx/XXXX.	xx:xx review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/XXXX. xx review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB reflected is in the amount of $XXtill the due date of xx/xx/XXXX. xx foreclosure was initiated and the file was referred to an attorney on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the foreclosure was placed on hold as the loss mitigation application was received. xx comment dated xx/xx/XXXX states that the reason for default was loss of income. xx subject property is owner-occupied. xx borrower intends to keep the property. xx damage and repairs have been found. xx information pertaining to bankruptcy has been found. xx income of the borrower is not impacted by COVID-19.

xx:xx foreclosure was initiated and the file was referred to an attorney on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the foreclosure was placed on hold as the loss mitigation application was received.
xx:xx	xx	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx: xx in xx? xx: xx: xx |---| |----| xx: xx close foreclosure has been found. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx loan is xx.   xx: xx:
xx: xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2006   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: ARM   xx:    xx %:    xx: xx loan is xx.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is xx.   xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx: xx loan is xx.   xx: xx:
xx: xx: xx: CC1CCCCC1CCC8765432CCCCC   xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: xx: CCCC12345678CCC1CCCCC1CC   xx:    xx %:    xx: xx payment history string reversed is xx.   xx: xx:
xx: xx of xx: xx: xx in xx/xx:    xx %:    xx: xx loan is xx.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2031   xx: -3652 (xx)   xx %:    xx: xx maturity date is xx/xx/2021.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-243.85 xx %: -0.xx% xx: N/A xx: xx:	3: Curable	* Missing Required Disclosures (Lvl 3) "Disbursement Sheet is missing from the loan file."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Maryland. The following state disclosures are missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures
8.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95888178	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$3,212.51	$3,212.51	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	4.250%	299	xx	xx	HELOC	ARM	Not Applicable	100.000%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx of xx, N.A. in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx the assignment is from xx of xx, N.A. to xx xx.
xx is one HOA lien against the subject property in the favor of xx of xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx subject mortgage is originated prior. xx is one junior mortgage originated in the favor of xx HL xx. for the amount of $XX,XXX.XX. xx, as per the xx agreement attached with the xx title report xx#XX dated xx/xx/XXXX, the junior lien be superior to the superior lien. xx, as per xx mentioned in the related documents for mortgage, xx of trust xx#xx released on xx/xx/XXXX with the instrument #XXXXR-xx.
xx annual combined taxes of the year XXXX have been past due under-XX-days in the amount of $XXXX.XX which was due on xx/xx/XXXX.
xx prior years of delinquent taxes have been found.
xx per the review of payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current PXI is $XXX.XX and PITI is $XXX.XX. xx UPB as per tape data is $XX,XXX.XX. xx payment change notice is located at "xx".

xx:xx loan is active in collection. xx per the review of payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current PXI is $XXX.XX and PITI is $XXX.XX. xx UPB as per tape data is $XX,XXX.XX. xx payment change notice is located at "xx".
xx per comment dated xx/xx/XXXX, the reason for default is xx of xx and had surgery.
xx loan has not been modified since origination.
xx post-closing details regarding the foreclosure and bankruptcy have not been found.
xx occupancy of the subject property is unable to be determined.
xx per comment dated xx/xx/XXXX, property is located in a disaster area designated by FEMA. xx, xx, and xx (DR-XXXX) xx X declared on xx X, XXXX. xx comments were indicating damages and repairs to the subject property.

xx:xx:xx	xx	Affiliated Business Disclosure ARM Rider Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: MI not required. xx: xx:
xx: xx: xx: xx/xx/2003   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2003   xx:    xx %:    xx: xx rate change date is unavailable.   xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx: xx pay change date is not applicable.   xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx: xx rate change date is not applicable.   xx: xx:
xx: xx: xx: 11C111CCC1C111121C2CCCC1   xx:    xx %:    xx: payment history string is xx.   xx: xx:
xx: xx: xx: 1CCC12C121111CCCCC111C11   xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx is a HELOC loan.   xx: xx:
xx: xx: xx: 1 xx:    xx %:    xx: xx rate adjustment months is not applicable.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-314.10 xx %: -0.xx% xx: UPB per payment history is $38,128.86. xx: xx:	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "This is a HELOC loan. However, HELOC booklet disclosure is missing from the loan files."
* Missing Required Disclosures (Lvl 3) "This is a HELOC loan. However, the Disbursement sheet/Fees sheet/ Fee statement are missing from the loan files."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Minnesota State. The following required state disclosures are missing from the loan file.
1. MN Notice of Right to Discontinue Escrow
2. Interest Rate or Discount Point Agreement
3. Conditional Qualification/Approval Disclosure
4. Insurance Disclosure"
* Mortgage - Missing required ARM Rider (Lvl 2)     "ARM rider is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99608864	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,346.74	01/16/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,217.45	5.000%	360	xx	xx	FHA	Fixed	Refinance	100.000%	100.000%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	46.635%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender "MERS as nominee for MLD xx." for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx is one senior mortgage against the subject property originated on xx/xx/XXXX in the favor of MERS as nominee for xx, xx. for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has not been completed. xx, the assignment is with  xx which was recorded on xx/xx/XXXX. xx last assignment is missing to xx xx II.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of XXXX.XX on xx/xx/XXXX and xx/xx/XXXX. xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the loan is currently performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB has not been mentioned in the latest payment history. xx unpaid principal balance as per tape data is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB has not been mentioned in the latest payment history. xx unpaid principal balance as per tape data is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has not been modified since the origination. xx to document located at “xx.pdf xx#XX”, the foreclosure was initiated in XXXX and the notice of default was filed on xx/xx/XXXX. xx to notice of trustee’s sale located at “xx.pdf xx#XX”, the sale was scheduled for xx/xx/XXXX. xx foreclosure was put on hold due to bankruptcy filing. xx borrower, xx, xx and xx had filed bankruptcy under chapter XX with the case# xx on xx/xx/XXXX. xx to notice of final cure payment was filed on xx/xx/XXXX. xx to trustee’s final report dated xx/xx/XXXX xx#XX, secured claim in the amount of $XXX,XXX.XX and arrearage in the amount of $XX,XXX.XX have been paid to the subject creditor, xx II. xx debtor was discharged on xx/xx/XXXX and the case was terminated on xx/xx/XXXX. xx to comment dated xx/xx/XXXX, the borrower had submitted online COVID-19 notification. xx has impacted through job loss and a reduction of hours or temporary unemployment. xx same comment states that the borrower had ability to make monthly payments. xx to comment dated xx/xx/XXXX, the borrower has been impacted by COVID and had received a deferral which was effective from xx/xx/XXXX.xx subsequent two monthly payments will be deferred. xx to comment dated xx/xx/XXXX, the borrower has agreed to a xx FB plan which was effective from xx/xx/XXXX till xx/xx/XXXX. xx occupancy of the subject property is unable to be determined from the collection comment. xx comment pertaining damage to the subject property has been observed. xx latest BPO report is available in the loan file.
xx:xx per the document located on “xx pg#XX”, the foreclosure was initiated in XXXX and the complaint was filed on xx/xx/XXXX. xx sale was scheduled on xx/xx/XXXX. xx, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/XXXX.
xx:xx borrower, xx, xx and xx had filed bankruptcy under chapter XX with the case# xx on xx/xx/XXXX. xx POC has been filed by creditor, xx of xx, N.A. on xx/xx/XXXX for the secured claim amount of $XXX,XXX.XX and arrearage of $XX,XXX.XX. xx POC xx is xx/xx/XXXX. xx chapter XX plan was filed on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx debtor was promised to pay for trustee in the amount of $X,XXX.XX for XX months and arrearage to be paid through the chapter XX plan is in the amount of $XX xx to voluntary petition schedule D, the value of the collateral is $XXX,XXX.XX and the amount of secured claim is $XXX,XXX.XX. xx to notice of final cure payment was filed on xx/xx/XXXX. xx to trustee’s final report dated xx/xx/XXXX xx#XX, secured claim in the amount of $XXX,XXX.XX and arrearage in the amount of $XX,XXX.XX have been paid to the subject creditor, ABS xx II. xx debtor was discharged on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.	xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx was discharged. xx: xx:
xx: xx: xx: xx, < 60 xx:    xx %:    xx: xx current status is performing.   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx was put on hold due to bankruptcy.   xx: xx:
xx: xx: xx: $1217.45   xx:    xx %:    xx: N/A   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 11CC11CCCCCCCCCCCCC33333   xx:    xx %:    xx: xx history string as xx.   xx: xx:
xx: xx: xx: 33331CCCCCCCCCCCCC11CC11   xx:    xx %:    xx: xx history string reversed is xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-919.73 xx %: -0.xx% xx: xx per the payment history, the current UPB is $182,050.00. xx: xx:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This is FHA Loan. However, MI Certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is Missing"
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing from the loan file. 1. Impound Account Disclosure 2. Cosigner Notice 3. Private Mortgage Insurance Disclosure 4. Earthquake Disclosure for Condominiums 5. Hazard Insurance Disclosure 6. Insurer RecommendationDisclosure 7. CA Fair Lending Notice 8. Anti-Tying Disclosure 9. Privacy Notice 10. Notice of Right to Copy of Appraisal 11. Application for Credit-Married Persons 12. Fair Debt Collection Notice 13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11592221	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,583.50	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,478.84	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	51.472%	First	Final policy	Not Applicable	Not Applicable	02/27/2017	$206,533.94	Not Applicable	4.630%	$1,035.67	04/01/2017	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX with the instrument #xx in the amount of $XXX,XXX.XX with MERS as nominee for xx.
xx chain of assignment has not been completed. xx, the mortgage is with xx , however; the assignment is missing and the lost assignment affidavit is recorded on xx/xx/XXXX.
xx active liens and judgments against the borrower/property.
Xst and Xnd installment combined taxes for the year XXXX have been paid in the total amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the tape data is in the amount of $XX.	xx:xx loan is currently performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the tape data is in the amount of $XX.
xx latest servicing comment or BPO reports have been found to determine the current occupancy and condition of the subject property. xx damage or repairs have been found.
xx per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-19.

xx:xx:xx to the PACER, the borrower had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XXX,XXX.XX and the arrearage amount is $X,XXX.XX. xx chapter XX plan was confirmed on xx/xx/XXXX and the debtor shall pay P&I to the trustee in the amount of $X,XXX.XX for X months, $X,XXX.XX for XX and $X,XXX.XX for X months. xx schedule D of xx does not show any unsecured amount. xx is no comment indicating a cramdown. xx date of last filing is xx/xx/XXXX.	xx loan modification agreement was made between (xx) xx W. xx and xx A. xx and (xx) xx on xx/xx/XXXX. xx borrower promises to pay the new UPB in the amount of $XXX,XXX.XX with interest rate starting at X.XXX% and the modified P&I is in the amount of $XXeginning from xx/xx/XXXX till the maturity date xx/xx/XXXX.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx: xx a xx? xx: xx: xx |---| |----| xx: xx has been modified xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: C11CCC1C2111111124513112   xx:    xx %:    xx: xx: xx:
xx: xx: xx: 2113454211111112C1CCC11C   xx:    xx %:    xx: xx: xx:
xx: xx xx:    xx %:    xx: xx per the note property address street as xx.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-2071.34 xx %: -1.04967% xx: $ xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Data: $340,763.37 Comparison Data: $347,395.69 Variance: -$6,632.32
The finance charge is $347,395.69. The disclosed finance charge of $340,763.37 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: $340,763.37 Comparison Data: $347,395.69 Variance: -$6,632.32
The finance charge is $347,395.69. The disclosed finance charge of $340,763.37 is not considered accurate for purposes of rescission because it is understated by more than $35.
This loan failed the TILA APR test.
Loan Data: 8.227% Comparison Data: 7.566% Variance: +0.661%
The annual percentage rate (APR) is 7.566%. The disclosed APR of 8.227% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following state disclosures are missing from the loan file.
1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60039659	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$683.94	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$615.08	9.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Other	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.734%	First	Final policy	Not Applicable	Not Applicable	07/01/2019	$50,453.48	$712.88	3.375%	$188.98	08/01/2019	Financial Hardship	xx to the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with instrument#xx.

xx of xx has not been completed. xx assignment of mortgage is done with  xx however it should be done with xx xx.

xx active judgments or liens have been found against the borrower/subject property.

xx combined annual installment taxes for the year XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX per the seller’s tape data, the UPB reflected is in the amount of $XX xx UPB as of date is not mentioned in the updated payment history. xx, we have considered the UPB as per tape data. xx borrower has been making payments as per the modification agreement.	xx:xx per the review of the collection comments, the current status of the loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is $XXX.XX and PITI is $XXX.XX. xx per the seller’s tape data, the UPB reflected is in the amount of $XX xx borrower has been making payments as per the modification agreement. xx loan modification agreement was made between borrower xx and xx, xx., (“xx”) on xx/xx/XXXX. xx collection comment dated xx/xx/XXXX states the reason for default is death in the family. xx collection comment dated xx/xx/XXXX states the servicer advised if the XX/XXXX payment is late due to COVID-19 then servicer can review the account and decide if late fees can be waived. xx are no comments found related to the employment details of the borrower. xx collection comment dated xx/xx/XXXX states the subject property is occupied by the owner. xx collection comment dated xx/xx/XXXX states the borrower needs to put a claim in for the repairs that are needed to do with her property. xx also stated that she received a letter with violations form the city. xx collection comment dated xx/xx/XXXX states there is a program in xx. xx borrower informed that she received a check but it wasn't enough to get all the needed repairs done to her home. xx, she used the check and got the repairs done. xx further proceedings found.
xx:xx:xx to PACER, the borrower xx filed bankruptcy chapter-XX with case #xx on xx/xx/XXXX. xx case was dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX. xx last filing date is xx/xx/XXXX.	xx loan modification agreement was made between borrower xx and xx, xx., (“xx”) on xx/xx/XXXX. xx per the modified term the new principal balance $XX,XXX.XX. xx borrower promised to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.

xx $XXX.XX is considered as deferred principal balance. xx deferred principal balance of $XXX.XX will be due as a balloon payment on the modified maturity date.	Credit Report Missing Required State Disclosures Mortgage Insurance	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx is xx. xx: xx:
xx: xx: xx: xx, < 60 xx:    xx %:    xx: xx current legal status is performing.   xx: xx:
xx: xx: $712.88   xx: $1082.69   xx: $-369.81   xx %: -34.xx%   xx: xx balance is $712.88   xx: xx:
xx: xx (xx) per xx: $712.98   xx: $1082.69   xx: $-369.71   xx %: -34.xx%   xx: xx principal is $712.98.   xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2019   xx: -38 (xx)   xx %:    xx: xx/xx/2019   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx require MI is xx..   xx: xx:
xx: xx: xx/xx/2008   xx: xx/xx/2009   xx: -549 (xx)   xx %:    xx: xx payment date is xx/xx/2008.   xx: xx:
xx: xx: 0010011000MM   xx: 1CC11C1C3333211CCC1CCCCC   xx:    xx %:    xx: xx history string is 0010011000MM   xx: xx:
xx: xx: MM0001100100   xx: CCCC11CCC1123333C1C11CC1   xx:    xx %:    xx: xx history string reversed is MM0001100100.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-100.26 xx %: -0.xx% xx: UPB is $49,293.84. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "GSE (Fannie Mae public guidelines) Seller Paid Points and Fees Exception Test: FAIL

GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test: FAIL"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is originated as conventional on xx/xx/2008. As per HUD-1 & final Application shows the MI value is $61.57. However, the MI certificate is missing from the loan file."
																																																																																								* Missing Required State Disclosures (Lvl 2) "The property is located in state of Texas. The following required State Disclosures are missing in the loan file. 1. TX Loan Agreement Notice 2. Commitment Requirement/Anti-Tying 3. TILA Disclosures in Spanish 4. Home Equity Consumer Disclosure 5. Home Equity Loan Interest and Fees Preclosing Disclosure 6. Home Equity Loan Copies of Documents 7. Home Equity Loan Rescission Notice 8. Fair Market Value of Homestead Property Acknowledgment 9. Home Equity Loan Notice of Address for Borrower Notification of Violation 10. Choice of Insurance Notice 11. Collateral Protection Insurance Disclosure 12. Non-Deposit Investment Product Disclosure Are there any promotional materials? 13. Insurance Solicitation/Post Commitment Requirement 14. Construction Loan Disclosure"	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14213837	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,742.91	01/23/2025	XX	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,441.21	4.750%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.249%	First	Final policy	Not Applicable	Not Applicable	07/01/2017	$287,777.92	Not Applicable	3.250%	$1,072.09	08/01/2017	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with MERS as nominee for xx xx. xx chain of assignment has been completed. xx active judgments or liens have been found. xx prior year delinquent taxes have been found.	xx of payment history shows that the borrower is not making payments regularly. xx borrower is delinquent for more than XX days. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX that was applied for the due date of xx/xx/XXXX. xx next payment is due on xx/xx/XXXX. xx per payment history, the current UPB is $XXX,XXX.XX.	xx:xx borrower is not making payments regularly. xx borrower is delinquent for more than XX days. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX that was applied for the due date of xx/xx/XXXX. xx next payment is due on xx/xx/XXXX. xx agreement was made between (borrower) and lender on effective date of xx/xx/XXXX. xx borrower had given promise to pay the UPB of $XXX,XXX.XX with interest rate of X.XX% with P&I of $XXXX.XX with fixed amortized type and it was started from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX. xx bankruptcy activities have been found. xx information has been found regarding condition and occupancy of subject property.
xx:xx per comment dated xx/xx/XXXX, the foreclosure was referred to an attorney on xx/xx/XXXX. xx complaint was filed on xx/xx/XXXX. xx, the foreclosure was placed on hold on xx/xx/XXXX due to loss mitigation process.

xx:xx	xx agreement was made between borrower and lender on effective date of xx/xx/XXXX. xx borrower had given promise to pay the UPB of $XXX,XXX.XX with interest rate of X.XX% with P&I of $XXXX.XX with fixed amortized type and it was started from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Report Good Faith Estimate Mortgage Insurance Notice of Servicing Transfer	xx: xx in xx? xx: xx: xx |---| |----| xx: xx per available comment, the foreclosure was initiated on loan. xx: xx:
xx: xx: xx: $4190.91   xx:    xx %:    xx: xx per xx, there is no deferred balance however, tape reflects $4190.91.   xx: xx:
xx: xx (xx) per xx: $0.00   xx: $4190.91   xx: $-4190.91   xx %: -100.00000%   xx:    xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -108 (xx)   xx %:    xx: xx per xx, the last modification date is xx/xx/2017 however; tape reflects xx/xx/2017.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1132222111112111CCC1C111   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 111CCCCC1112111112222311   xx:    xx %:    xx:    xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-319.11 xx %: -0.xx% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.760%) is exceeded APOR (5.590%) by 0.170%. The APR threshold is 5.590% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.760%    Allowed: 5.590%    Over by: +0.170%

This loan has also failed FHA QM Safe Harbor Test:   Charged: 5.760%    Allowed: 5.240%    Over by: +0.520%"
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: 5.760% Allowed: 5.590% Over by: +0.170%"	* Good Faith Estimate missing or unexecuted (Lvl 2) "GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA loan and MI cert is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1666690	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,732.14	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$815.06	7.820%	360	xx	xx	Conventional	ARM	Purchase	97.000%	97.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	610	Not Applicable	65.906%	First	Final policy	Not Applicable	Not Applicable	12/01/2018	$96,793.08	Not Applicable	5.945%	$768.32	01/01/2019	Financial Hardship	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx and xx L. xx, and lender xx which was recorded on xx/xx/XXXX. xx chain of assignment is missing from the updated title report.
xx active liens and judgments have been found against the borrower or the subject property on the updated title report.
xx combined tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.	xx of the latest XX months payment history shows that the borrower has been delinquent for X month. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX	xx:xx subject loan is in collection. xx of the collection comments states that the borrower has been delinquent for X month. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX
xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which was begun on xx/xx/XXXX. xx new modified principle balance is in the amount of $XXand the interest bearing amount is $XX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.
xx information has been found regarding the xx, xx and xx of xx in the available servicing comments.
xx information has been found regarding the xx-XX FB trail xx in the available servicing comments.
xx per collection comments the subject property has been occupied by the owner and is in average condition.

xx:xx:xx	xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which was begun on xx/xx/XXXX. xx new modified principle balance is in the amount of $XXand the interest bearing amount is $XX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx: xx: xx, 60-119 xx: xx |---| |----| xx: xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2019   xx: -46 (xx)   xx %:    xx: xx per the modification loan was modified on xx/xx/2018. xx, the tape data reflects on xx/xx/2019   xx: xx:
xx: xx P&I   xx: $815.06   xx: $840.91   xx: $-25.85   xx %: -3.07405%   xx: xx per ARM note, original stated P&I is $815.06. xx, the tape data reflects P&I is $840.91.   xx: xx:
xx: xx: xx: 211111CCCCCCCCC433222222   xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: 222232334CCCCCCCCC111112   xx:    xx %:    xx: xx STring xx is xx.   xx: xx:
xx: xx:   xx:    xx %:    xx: xx per ARM note, the subject property address is  xx. xx, the tape data reflects address is    xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-307.95 xx %: -0.xx% xx: xx per xx history is $xx. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to the following factor:
Prohibited Fees First Lien Test is failed.
MO Seller-Paid Points and Fees Exception Test is failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulation Test failed due to following reasons:
1.Prohibited Fees First Lien Test shows that the Loan Data $425.00, Comparison Data $0.00 and Variance +$425.00.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1% origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties.
2. MO Seller-Paid Points and Fees Exception Test is failed."
* DTI > 60% (Lvl 2)     "As per 1003, the total monthly income is $1,492.00 and the total monthly expenses are $1,705.90. However, DTI is greater than 60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87345809	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$680.68	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$653.99	7.500%	360	xx	xx	FHA	Fixed	Purchase	96.425%	96.425%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	595	579	42.971%	First	Commitment	Not Applicable	Not Applicable	11/01/2017	$66,373.78	Not Applicable	5.500%	$542.33	12/01/2017	Financial Hardship	xx dated xx/xx/XXXX reflects the subject mortgage is in Xst lien position. xx chain of assignment is not complete. xx latest assignment is to MidFirst xx dated xx/xx/XXXX and recorded xx/xx/XXXX. xx assignment to xx xx III.
xx are no active judgments or liens found.
xx is $XXX.XX.
xx XXXX xx were paid on xx/xx/XXXX in the amount of $XXX.XX.	xx history as of xx/xx/XXXX reflects the loan is currently XX days delinquent and next due for the xx/xx/XXXX payment. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied to the xx/xx/XXXX payment. xx current UPB as per tape data is $XX,XXX.XX.	xx:xx history as of xx/xx/XXXX reflects the loan is currently XX days delinquent and next due for the xx/xx/XXXX payment. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied to the xx/xx/XXXX payment. xx current UPB as per tape data is $XX,XXX.XX.
A loan modification agreement has been made between borrower and lender effective from xx/xx/XXXX. xx per MOD the new principal balance is $XX xx first payment was started from xx/xx/XXXX and the maturity date is xx/xx/XXXX. xx modified interest rate is X.X% and P&I is $XXX.XX.
xx per servicing comment dated xx/xx/XXXX the borrower’s income has been impacted by xx XX.  xx states that borrower lost job due to xx XX.  xx was offered verbal plan but isn't able to make payments at the moment however comment dated xx/xx/XXXX reflects borrower was set up on a special repayment plan for X months beginning xx/xx/XXXX and last date of plan reflects xx/xx/XXXX.  A payment was received xx/xx/XXXX for $XXX.XX that was applied to the xx/xx/XXXX payment.  xx comment dated xx/xx/XXXX reflects a xx-XX FB plan follow up email was sent.
xx evidence of post-closing BK or FC has been found.
xx is no indication of any property damages found in the servicing comments.
xx:xx:xx	A loan modification agreement has been made between borrower and lender effective from xx/xx/XXXX. xx per MOD the new principal balance is $XX xx first payment was started from xx/xx/XXXX and the maturity date is xx/xx/XXXX. xx modified interest rate is X.X% and P&I is $XXX.XX.	Affiliated Business Disclosure Final Title Policy Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	xx: xx: xx, < 60 xx: xx |---| |----| xx: xx current legal status is xx, < 60 xx. xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -16 (xx)   xx %:    xx: xx loan modification was dated xx/xx/2017.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 2111122211111CCC111C1CCC   xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: CCC11111CCC1111122211112   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx:  xx:    xx %:    xx: xx address was taken from the xx. xx.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-538.69 xx %: -0.xx% xx: xx UPB provided per the tape data is $59,156.45. xx UPB was not provided on the payment history therefore the tape data was used. xx: xx:	3: Curable	* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "The Final Title Policy from origination is missing from the loan file. A copy of the Title Commitment is available in the file located at “xx."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan was originated as an FHA loan with an LTV Ratio of 96.425% however the MI cert is was not located in the file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business Disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "The Final TIL is not hand dated by the borrowers."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70889244	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$713.02	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$704.85	11.490%	360	xx	xx	Conventional	Fixed	Refinance	77.424%	77.424%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	38.395%	First	Final policy	Not Applicable	Not Applicable	02/01/2019	$76,884.36	Not Applicable	3.875%	$315.38	03/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of xx, xx.
xx chain of assignment has not been completed as the subject mortgage is currently assigned to “xx, xx” which was recorded on xx/xx/XXXX instead of “xx xx V.”
xx are prior state tax liens against the borrower "xx" in the favor of "xx of NC" which were recorded on xx/xx/XXXX and xx/xx/XXXX respectively. xx, amount is not available.
xx are X state tax liens against the borrower "xx" in the favor of "xx of NC” which were recorded on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX respectively. xx, amount is not available.
xx annual combined taxes for XXXX have been paid in the amount of $XXX.XX.
xx delinquent taxes have been found for the prior year.
xx dated xx/xx/XXXX reveals that the borrower has been the delinquent for X month and the next due date for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current unpaid principal balance reflected is in the amount of $XX	xx:xx review of the collection comment shows that the loan is in the collection and the next due date for the payment is xx/xx/XXXX. xx dated xx/xx/XXXX reveals that the borrower has been the delinquent for X month and the next due date for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current unpaid principal balance reflected is in the amount of $XX xx review of updated title report dated xx/xx/XXXX shows that co-borrower xx had deceased. xx death certificate is not available. xx to the comment dated xx/xx/XXXX, the subject property is owner-occupied. xx loan was modified on xx/xx/XXXX between the borrower xx and the lender xx, xx. xx loan has been modified twice since origination. xx damage and repairs have been found. xx information pertaining to bankruptcy and foreclosure have been found. xx comments does not show any xx-XX impact and no evidence has been found in available comments regarding current employment of borrower. xx per BPO report (located-xx) dated xx/xx/XXXX, subject property is occupied by owner and no visible damages have been found.
xx:xx:xx	xx loan was modified on xx/xx/XXXX between the borrower xx and the lender xx, xx. xx modified new principal balance is $XXand the interest bearing principal amount is in the amount of $XX xx borrower promised to pay the modified P&I of $XXX.XX with the fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the maturity date of xx/xx/XXXX. xx is no provision for the balloon payment and it does not have modification steps. xx loan has been modified twice since origination. xx loan was modified in XXXX which is located at (xx).	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx: xx: xx: xx |---| |----| xx: xx is xx. xx: xx:
xx: xx: xx, < 60 xx: xx, 60-119 xx:    xx %:    xx: xx legal status is xx, <60 xx.   xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2019   xx: -46 (xx)   xx %:    xx: xx of xx is xx/xx/2019.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: 312221111CCCC555543111CC   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx: CC111345555CCCC111122213   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx   xx:    xx %:    xx: xx is xx  xx.   xx: xx:
xx: xx of xx: xx - xx: xx in xx/xx:    xx %:    xx: xx of xx per xx is xx -xx.   xx: xx:
xx: xx: PUD   xx: xx:    xx %:    xx: xx is PUD.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-138.84 xx %: -0.xx% xx: UPB is $76,064.61. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the first lien lender fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien lender fees test due to one of the following findings.
The loan is a first lien mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of
0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage with a principal amount that is less than $10,000 and the loan charges a lender fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $184,751.40. The disclosed finance charge of $184,371.00 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $184,751.40. The disclosed finance charge of $184,371.00 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC State. The following state disclosures are missing from the loan file.
Credit Property Insurance Disclosure
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55006139	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$565.55	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$801.44	12.310%	360	xx	xx	Conventional	Fixed	Purchase	84.759%	84.759%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2016	$74,525.04	Not Applicable	9.500%	$603.70	05/01/2016	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of xx, xx. for the amount of $XX,XXX.XX which was recorded xx/xx/XXXX.
xx chain of the assignment has not been mentioned in the updated title report. xx, the subject mortgage is xx, xx. xx last assignment should be with xx xx III.
xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.
xx to the latest payment history as of xx/xx/XXXX, the loan is currently performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx UPB has not been mentioned in the latest payment history. UPB as per tape data is reflected in the amount of $XX xx current interest rate is X.XXX% and P&I is $XXX.XX.	xx:xx loan is currently performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx UPB has not been mentioned in the latest payment history. UPB as per tape data is reflected in the amount of $XX xx current interest rate is X.XXX% and P&I is $XXX.XX. xx loan was modified on xx/xx/XXXX. xx to modified terms, the new principal balance is $XX xx promises to pay P&I in the amount of $XXX.XX with the modified interest rate of X.XXX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx foreclosure/bankruptcy activity has been found. xx to comment dated xx/xx/XXXX, the reason for default is unexpected expenses. xx same dated comment states that the subject property is owner occupied. xx to comment dated xx/xx/XXXX, the servicer had called to borrower regarding property damage. xx stated that he had an insurance check which needs to be endorsed. xx further comment regarding nature of damage and amount of estimated damage have been found in the collection comment. xx is unable to be determined whether the repairs have been completed or not. xx to BPO report dated xx/xx/XXXX located at “xx”, the subject property is owner occupied with no visible needed repairs.
xx:xx:xx	xx modification agreement was made between the borrower, "xx" and the lender, "xx, xx." on xx/xx/XXXX. xx to modified terms, the new principal balance is $XX xx promises to pay P&I in the amount of $XXX.XX with the modified interest rate of X.XXX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	xx: xx: xx: xx, < 60 xx |---| |----| xx: xx is xx. xx: xx:
xx: xx: xx: $1811.10   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx of xx: xx/xx/2016   xx: xx/xx/2016   xx: -62 (xx)   xx %:    xx: xx of xx is xx/xx/2016.   xx: xx:
xx: xx: xx: 1C1211CCCCCCCCCC122CCCCC   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx: CCCC1221CCCCCCCCCC1121C1   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx of xx: xx: xx in xx/xx:    xx %:    xx: xx of xx per xx is xx.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx of xx per HUD-1 is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-20.43 xx %: -0.02772% xx: xx per xx is $73,655.36. xx: xx:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed.
According to appraisal report dated xx/xx/1999 located at "xx", this policy does not insure matters of title to the mobile home located on land, including, but not limited to, any prior liens. Property report attached with updated title report shows the subject property type as manufactured home and separate tax assessment for land and improvements. The Affidavit of Affixation has not been found in the loan file. The Alta-7 endorsement for manufactured home does not attached with the title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. According to BPO report dated xx/xx/2020 located at “xx”, the subject property is manufactured home. A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, it is unable to determine whether the home has been attached to the permanent foundation."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Cash out purchase (Lvl 2)     "According to final HUD-1, the purpose of transaction is purchase. However, there is cash to borrower in the amount of $460.50."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $215,548.05. The disclosed finance charge of $213,631.88 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data: $213,631.88 Comparison Data: $215,548.05 Variance:-$1,916.17.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 12.824%. The disclosed APR of 12.590% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data:12.590% Comparison Data: 12.824% Variance:-0.234%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following state disclosures are missing from the loan file:
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit report is missing from loan file."	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47938943	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$542.88	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$762.20	9.500%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	45.396%	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2018	$109,093.88	$1,818.00	3.250%	$399.65	03/01/2018	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with xx, xx. which was recorded on xx/xx/XXXX.

xx chain of assignment has not been completed as currently the assignment is with the “xx” instead of “xx xx III”.
xx active judgments or liens have been found.
xx combined taxes for XXXX have been paid off on xx/xx/XXXX in the amount of $XXX.XX.
xx of the payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history tape data is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.	xx:xx collection comments and payment history shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history tape data is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.
xx latest modification agreement was made on xx/xx/XXXX with xx between borrower “xx” and lender “xx.” xx new principal balance is $XX. xx promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XXX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX. xx lender agreed to defer the principal balance in the amount of $X,XXX.XX hence the loan has been amortized as interest bearing amount is $XXX,XXX.XX.
xx prior modification was made on xx/xx/XXXX which is located at “xx”.
xx foreclosure was not initiated in the loan.
xx bankruptcy was not filed by the borrower.
xx per comment dated xx/xx/XXXX, the RFD is illness of borrower/family.

xx:xx:xx	xx loan has been modified X times since origination. xx latest modification agreement was made on xx/xx/XXXX with xx between borrower “xx” and lender “xx.” xx new principal balance is $XX. xx promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XXX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX. xx lender agreed to defer the principal balance in the amount of $X,XXX.XX hence the loan has been amortized as interest bearing amount is $XXX,XXX.XX.
xx prior modification was made on xx/xx/XXXX which is located at “xxf”.	Affiliated Business Disclosure Credit Report Origination Appraisal	xx: xx: xx: xx, < 60 xx |---| |----| xx: xx legal status is performing. xx: xx:
xx: xx: $1818.00   xx: $3016.95   xx: $-1198.95   xx %: -39.xx%   xx: xx balance amount is $1818.00.   xx: xx:
xx: xx (xx) per xx: $1818.00   xx: $3016.95   xx: $-1198.95   xx %: -39.xx%   xx: xx balance amount per payment history is $1818.00.   xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -6 (xx)   xx %:    xx: xx date of last modification is xx/xx/2018.   xx: xx:
xx: xx: xx: 1111111113C321221CCCCCCC   xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: CCCCCCC122123C1111111111   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx  xx:    xx %:    xx: xx address street is  xx.   xx: xx:
xx: xx of xx: xx: xx in xx/xx:    xx %:    xx: xx of refinance per application is not applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per application is purchase.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-117.33 xx %: -0.xx% xx: UPB per payment history is $104,123.62. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate as this loan failed TILA finance charge test and TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $184,733.85. The disclosed finance charge of $184,601.05 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR§226.23(h)) The finance charge is $184,733.85. The disclosed finance charge of $184,601.05 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit report is missing from loan file."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87667417	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$895.50	04/17/2020	Unavailable	No	Other	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$767.91	10.490%	360	xx	xx	Conventional	Fixed	Cash Out	109.114%	109.114%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2018	$116,989.40	Not Applicable	3.500%	$516.55	03/01/2018	Financial Hardship	xx per the review of the xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx, xx. in the amount of $xx, which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx, the assignment is from xx, xx to  xx, xx, for xx
xx III.
xx is one state tax lien against the borrower xx in the favor of xx of xx. of xx in the amount of $XXXX.XX which was recorded on xx/xx/XXXX. xx warrant for tax amended on xx/xx/XXXX. xx SSN# has not been provided to check the validity of lien.
xx is judgment active in the favor of xx for the amount of $XXXX.XX which was recorded on xx/xx/XXXX.
xx is judgment active in the favor of xx for the amount of $XXXX.XX which was recorded on xx/xx/XXXX.
xx second installment combined taxes of the year XXXX have been due in the amount of $XXX.XX which was due on xx/xx/XXXX.
xx prior taxes have been paid.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX. xx UPB as per tape data is $XXX,XXX.XX.

xx:xx loan is currently performing. xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX. xx UPB as per tape data is $XXX,XXX.XX.
xx per comment dated xx/xx/XXXX, the reason for default is reduced income.
xx per comment dated xx/xx/XXXX, the foreclosure was initiated and referred to an attorney on xx/xx/XXXX. xx per comment dated xx/xx/XXXX, the complaint was filed on xx/xx/XXXX. xx judgment figure data was completed on xx/xx/XXXX. xx was completed on xx/xx/XXXX. xx per comment dated xx/xx/XXXX, the file was reinstated.
xx to the PACER, the borrower xx and xx had filed for bankruptcy under chapter-X with the case# xx on xx. xx schedule-D of xx shows that the amount of claim without deducting the value of the collateral is $XX,XXX.XX and the value of the collateral is $XX,XXX.XX; however, the unsecured portion is $X. xx debtor and joint debtor were discharged on xx/xx/XXXX. xx case was terminated on xx/xx/XXXX. xx date of last filing is xx/xx/XXXX.
xx per comment dated xx/xx/XXXX, the repairs are required to garage. xx per comment dated xx/xx/XXXX, the borrower tried to contact the loss claim department. xx to repair to heavy rain. xx per comment dated xx/xx/XXXX, the repairs are unable to complete due to xx-XX. xx further details have been found. xx per comment dated xx/xx/XXXX, the subject property is owner-occupied.

xx:
xx per comment dated xx/xx/XXXX, the foreclosure was initiated and referred to an attorney on xx/xx/XXXX. xx per comment dated xx/xx/XXXX, the complaint was filed on xx/xx/XXXX. xx judgment figure data was completed on xx/xx/XXXX. xx was completed on xx/xx/XXXX. xx per comment dated xx/xx/XXXX, the file was reinstated.

xx:xx to the PACER, the borrower xx and xx had filed for bankruptcy under chapter-X with the case# xx on xx. xx schedule-D of xx shows that the amount of claim without deducting the value of the collateral is $XX,XXX.XX and the value of the collateral is $XX,XXX.XX; however, the unsecured portion is $X. xx debtor and joint debtor were discharged on xx/xx/XXXX. xx case was terminated on xx/xx/XXXX. xx date of last filing is xx/xx/XXXX.

xx to the modification, the loan was modified on xx/xx/XXXX. xx new modified principal balance as per modification is in the amount of $XX with interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx loan was modified once.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure	xx: ARM xx: xx: LIBOR - 6 month |---| |----| xx: xx per review xx ARM index if given. xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx per review bankruptcy was filed.   xx: xx:
xx: xx: xx: xx, < 60 xx:    xx %:    xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx per review foreclosure was initiated.   xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -55 (xx)   xx %:    xx: xx per modification agreement date is xx/xx/2018.   xx: xx:
xx: xx: xx: ARM   xx:    xx %:    xx: xx per review amortization type is ARM.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 111C1CCCC6C6543233534321   xx:    xx %:    xx: xx per payment history string is xx, the tape data reflects string is xx.   xx: xx:
xx: xx: xx: 1234453323456CCCCCC1C111   xx:    xx %:    xx: xx per payment history string reversed is xx, the tape data reflects string is xx.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx per review HUD 1 purpose is xx out.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-376.59 xx %: -0.xx% xx: xx per payment history, the unpaid current principal balance is $XX. xx, the tape data reflects balance is $112,637.24. xx: xx:	3: Curable	* Lost Note Affidavit (Lvl 3) "The Lost Note Affidavit was found from the loan file located at “xx" which states the original note lost destroyed. However, the copy of note is available."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the prepayment penalty term test.
The loan is a primary residence loan that charges a prepayment penalty with a term exceeding 3 years."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per Note, original loan amount is $XX. As per appraisal report the appraised value is $XX. Hence, the LTV is greater than the 104%."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53770173	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,403.04	05/19/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,146.58	10.890%	360	xx	xx	Conventional	Fixed	Purchase	105.617%	105.617%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	47.989%	First	Final policy	Not Applicable	Not Applicable	08/01/2018	$117,060.34	$9,060.34	4.500%	$485.53	09/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with lender xx, xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx, the mortgage is with xx, xx, its successors and/or assigns which was recorded on xx/xx/XXXX.
xx is a hospital lien in the favor of xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx annual combined taxes of XXXX have been paid in the amount of $XXXX.XX.
xx delinquent taxes have been found for the prior year.
xx review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB reflected is in the amount of $XX till the due date of xx/xx/XXXX.	xx:xx review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/XXXX. xx review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB reflected is in the amount of $XX till the due date of xx/xx/XXXX. xx comment dated xx/xx/XXXX states that the reason for default was medical issue and house repairs. xx nature of damage and estimated cost of repairs have not been found. xx information pertaining to completion of repairs and receipt of an insurance claim has been found. xx per the comment dated xx/xx/XXXX, the subject property is owner-occupied. xx information pertaining to bankruptcy and foreclosure have been found. xx loan modification agreement was made on xx/xx/XXXX between xx and xx, xx. xx loan has been modified twice since origination. xx income of borrower is not impacted by COVID-19.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between xx and xx, xx.
xx new principal balance amount is $XXX,XXX.XX and deferred amount of $xx to be paid at the rate of interest of X.X% and P&I of $XXX.XX from xx/xx/XXXX to xx/xx/XXXX. xx is no provision for the balloon payment and it does not have modification steps. xx loan has been modified twice since origination.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx: xx: xx: xx, < 60 xx |---| |----| xx: xx of xx/xx/2020 payment history the payments are current and loan is performing. xx: xx:
xx: xx: $xx: $xx: $-1456.59   xx %: -13.xx%   xx: xx per the MOD agreement the deferred amount is $9,060.34.   xx: xx:
xx: xx (xx) per xx: $xx: $xx: $-1456.59   xx %: -13.xx%   xx: xx per the MOD agreement the deferred amount is $9,060.34.   xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -28 (xx)   xx %:    xx: xx per the MOD agreement the date is xx/xx/2018.   xx: xx:
xx: xx: xx/xx/2000   xx: xx/xx/2008   xx: -2876 (xx)   xx %:    xx: xx payment date is xx/xx/2000.   xx: xx:
xx: xx: xx: 1CCC1CC112221111CC166666   xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: xx: 6666C1CC111122111CC1CCC1   xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx:   xx:    xx %:    xx: xx property address is  xx.   xx: xx:
xx: xx of xx: xx: xx in xx/xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx per the HUD, the loan is purchase loan.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per the xx, the loan is purchase loan.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-86.14 xx %: -0.08088% xx: UPB is $106,417.18. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test.
 This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per the Note, the loan amount is $XX and the sale price is $XX. Hence, LTV exceeds 104%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Utah. The following state disclosures are missing from the loan file.
1.Fee Disclosure
2.Loan Application Notice
3.Servicer Disclosure
4.Notice of Change of Terms For Open-End Consumer Credit Contract
5.Disclosure of Debtor’s Waiver of Class Action"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43345440	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$538.56	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$532.64	11.600%	360	xx	xx	Conventional	Fixed	Cash Out	97.045%	97.045%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	574	Not Applicable	63.873%	First	Commitment	Not Applicable	Not Applicable	05/01/2018	$54,485.62	Not Applicable	4.000%	$227.72	06/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been completed. xx latest assignment is with xx which was recorded on xx/xx/XXXX. xx, it should be with xx xx III.
xx active xx and xx.
Xst installment of combined jurisdiction tax of XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
Xnd installment of combined jurisdiction tax of XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history tape data is in the amount of $XX

xx:xx per the review of the servicing comments, currently, the loan is in collection and the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history tape data is in the amount of $XX
xx per the comment dated xx/xx/XXXX, the reason for default is an excessive obligation.
xx loan modification agreement was made between (borrower) xx and (xx) xx, xx. on xx/xx/XXXX.
xx subject property has been occupied by the owner. xx latest BPO is not available.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx loan modification agreement was made between (borrower) xx and (xx) xx, xx. on xx/xx/XXXX.
xx borrower promises to pay the new UPB in the amount of $XX,XXX.XX with an annual fixed modified interest rate of X.XX% and new P&I is in the amount of $XXinning from xx/xx/XXXX. xx maturity is xx/xx/XXXX. xx is no provision for the balloon payment. xx, the loan has been modified in the year XXXX.	Affiliated Business Disclosure Missing Required State Disclosures	xx: xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: $683.16   xx:    xx %:    xx: xx balance amount is not applicable.   xx: xx:
xx: xx (xx) per xx: $0.00   xx: $683.16   xx: $-683.16   xx %: -100.00000%   xx:    xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -35 (xx)   xx %:    xx: xx modification is xx/xx/2018.   xx: xx:
xx: xx P&I   xx: $532.64   xx: $484.64   xx: $48.00   xx %: 9.xx%   xx: xx per note, original stated P&I is $532.64. xx, the tape data reflects P&I is $484.64.   xx: xx:
xx: xx: xx: 21221CC22212212222211133   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx: 33111222221221122CC12212   xx:    xx %:    xx: xx reversed is xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx of transaction per HUD-1 is cash out.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-98.92 xx %: -0.xx% xx: xx UPB is $53,403.34. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "IN License Validation Test : Fail.
This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test."
* DTI > 60% (Lvl 2)     "1003 shows borrower income is $2,149.00 and total expenses are $1,372.64. DTI is 63.873%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana state. The following disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form document is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19895674	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,814.40	05/11/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$607.32	5.625%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	34.174%	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2017	$88,532.19	Not Applicable	3.625%	$371.90	07/01/2017	Financial Hardship	xx to the xx-title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, which was recorded on xx/xx/XXXX.
xx chain of assignment has not been completed. xx current assignment is with U.S. xx, xx for xx REO xx III, which was recorded onX/XX/XXXX.
xx is a junior mortgage against the subject property in the favor of xx, in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx are three state tax liens against the borrower xx J. xx in the favor of xx of xx of xx, in the total amount of $X,XXX.XX which were recorded on different dates.
xx is an IRS lien against the borrower in the favor of xx of the xx-xx, in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx is civil judgment against the borrower in the favor of xx and xx, which was recorded on xx/xx/XXXX.
xx second installment taxes of XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year’s delinquent taxes have been found.
xx to the review of payment history as of xx/xx/XXXX, the borrower is delinquent for X month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx current UPB reflected the tape of the payment history is in the amount of $XXtill the due date of xx/xx/XXXX.	xx:xx per the collection comments as of xx/xx/XXXX, the loan is in collections.
xx to the review of payment history as of xx/xx/XXXX, the borrower is delinquent for X month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx current UPB reflected the tape of the payment history is in the amount of $XXtill the due date of xx/xx/XXXX.
xx reason for default is unable to be determined.
xx evidences have been found regarding borrower occupancy and damages/repairs in the comments.
xx:xx:xx	xx modification agreement was signed between the borrower xx and lender xx, xx on xx/xx/XXXX.
xx unpaid principal balance was $XX,XXX.XX with an interest rate of X.XXX%. xx borrower promises to pay the monthly P&I of $XXX.XX beginning from xx/xx/XXXX. xx maturity is xx/xx/XXXX.
Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx: ARM xx: xx: LIBOR - xx XX |---| |----| xx: NA. xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -32 (xx)   xx %:    xx: xx/xx/2017.   xx: xx:
xx: xx: xx: ARM   xx:    xx %:    xx: xx after modification.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2015   xx: 1827 (xx)   xx %:    xx: xx/xx/2020.   xx: xx:
xx: xx: xx: 3333333332322133332C1C11   xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: 11C122333312233333333333   xx:    xx %:    xx: xx.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-114.35 xx %: -0.xx% xx: $85,142.11. xx: xx:	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "As per 1003, the purpose of transaction is Purchase; however, as per HUD-1, there is Cash to in the amount of $146.80"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101)
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to calculate the operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62085809	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,455.74	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$934.66	4.250%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	613	728	42.096%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx xx, a xx.

xx single assignment of mortgage is available in the updated title report. xx chain of assignment is completed as the subject mortgage is still with the lender, MERS as nominee for xx xx, a xx.

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

xx annual combined taxes for XXXX have been paid in full in the amount of $X,XXX.XX  on xx/xx/XXXX.

xx prior year delinquent taxes have been found in the updated title report.

xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.	xx:xx loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.

xx borrower (xx) was working at origination in "xx" for XX months as a xx.
xx co-borrower (xx) was working at origination in "xx" for XX months as a xx.

xx servicing comment dated xx/xx/XXXX states that borrowers have been impacted through job loss, a reduction of hours or temporary unemployment, and they cannot make their monthly payment. xx servicer had sent a xx extension on xx/xx/XXXX but no evidences are available to confirm the current status of xx. xx copy of xx found in the loan file.
																																																																																	xx:xx:xx	xx		xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx: xx: xx per xx: $73.84 xx: $73.34 xx: $0.50 xx %: 0.xx% xx: xx: xx: xx: xx: xx: xx: xx %: xx: xx: xx: xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4207966	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$321.17	12/21/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$434.72	4.250%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	55.237%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the review of updated title report dated xx/xx/XXXX the subject mortgage was originated by xx L. xx on xx/xx/XXXX in favor of MERS as nominee for xx, xx. dba xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX under xx#xx. xx chain of assignment has not been completed as the mortgage is with the lender xx, xx. dba xx instead of the current assignee xx.
xx active judgments or liens have been found against the borrower or subject property.

xx annual combined taxes for XXXX have been paid in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX	xx:xx loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX
xx loan has not been modified since origination.
xx evidences have been found regarding foreclosure proceedings or xx filing.
xx property is owner occupied and no visible damages were reported.
xx the borrower is working at xx as a xx from XX years.
xx:xx:xx	xx	Missing or error on the Rate Lock Missing Required State Disclosures	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 28 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx used for xx: $90,000.00. xx of xx(s): $0.00. xx: $88,369.00. CLTV = 98.188%.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx used for xx: $90,000.00. xx: $88,369.00. CLTV = 98.188%.   xx: xx:
xx: xx: 00000000000XXXXXXXXXXXXX   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: XXXXXXXXXXXXX00000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx %: xx: xx signed on xx/xx/2019 reflects the property address as 1370 xx. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.237% as the Borrower income was $2591.33 and total expenses are in the amount of $1431.37 per calculations AUS recommendation is “Approve/Eligible.”"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by 0.068%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test. The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the closing date. The loan is closed on xx/xx/2019 and PC CD delivery date is xx/xx/2020."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on PC CD as $72,598.79. Calculated Finance Charge is $86361.50, for an under disclosed amount of $13,762.71.  Finance Charge is under disclosed due to unknown reasons."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on final CD dated xx/xx/2019.  LE dated xx/xx/2019 reflects an Appraisal Fee of $0.00, however, final CD dated xx/xx/2019 reflects an Appraisal Fee of $545.00.  This is a fee increase of $545.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in state of IL and required disclosures are missing from the loan file.
IL Collateral Protection Insurance Notice
																																																																																								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47275917	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$164.48	$2,498.64	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,138.92	5.250%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	651	51.416%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx, the subject mortgage is with the lender, “MERS as nominee for xx ".
xx active judgments or liens have been found against the subject property/ the borrower.
xx installment of other taxes for the year of XXXX is delinquent in the amount of $XXX.XX which is good through till xx/xx/XXXX.
xx installment of other taxes for the year of XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
xx to the latest payment history as of xx/xx/XXXX, the loan is currently performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx UPB as per payment history is reflected in the amount of $XX. xx current interest rate is X.XXX% and P&I is $X,XXX.XX.	xx:xx loan is currently performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx UPB as per payment history is reflected in the amount of $XX. xx current interest rate is X.XXX% and P&I is $X,XXX.XX. xx to comment dated xx/xx/XXXX, the subject property is owner occupied. xx comment pertaining damage to the subject property has been observed. xx latest BPO report is available in the loan file.
xx:xx:xx	xx	Missing Required State Disclosures	xx: xx DTI xx: 51.416% xx: 39.693% |---| 11.723% |----| 11.xx% xx: DTI is 51.416% xx: xx:
xx: xx: xx:    xx:    xx %:    xx: xx name is xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 00000XXXXXXXXXXXXXXXXXXX   xx: xx:    xx %:    xx: xx history string is 00000.   xx: xx:
xx: xx: XXXXXXXXXXXXXXXXXXX00000 xx: xx: xx %: xx: xx history string reversed is 00000. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) ""The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.416% as the Borrower income was $4325.10 and total expenses are in the amount of $2223.80 per calculations AUS recommendation is “Approve/Eligible.” ""	* ComplianceEase Exceptions Test Failed (Lvl 3) "Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by .112%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation due to a Lender Credit Decrease on LE dated xx/xx/2019.  LE dated xx/xx/2019 reflects a Non-Specific Lender Credit of $301.00,  however, Revised LE dated xx/xx/2019 reflects the Non-Specific Lender Credit at $0.00 This is a Lender Credit decrease of $301.00 which is considered a Zero Tolerance amount."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Missing COC for fee increase on CD dated xx/xx/2019.  LE dated xx/xx/2019 reflects a Appraisal Fee of $500.00however, CD dated xx/xx/2019 reflects the Appraisal Fee at $540.00  This is a fee increase of $40.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in California state. The following state disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Fair Debt Collection Notice
																																																																																							Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72813792	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$3,287.38	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,217.64	3.490%	360	xx	xx	Conventional	Fixed	Refinance	60.333%	60.333%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	811	786	41.142%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the subject mortgage is with the lender, "MERS as nominee for xx". xx further assignment has been provided in the updated title report.
xx is IRS lien for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX. xx, SSN# of defendant does not match with SSN# of the subject borrower.
xx is request (request for notices) to record a notice of default regarding any of the separate interests governed by the association, xx which was recorded on xx/xx/XXXX. xx amount of default has not been mentioned on the supportive document.
xx is one UCC lien against the borrower, "xx" in the favor of xx, xx which was recorded on xx/xx/XXXX.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $XXXX.XX. xx prior year's delinquent taxes have been found.
xx to the latest payment history as of xx/xx/XXXX, the loan is currently performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx UPB as per the payment history is reflected in the amount of $XX. xx current interest rate is X.XXX% and P&I is $X,XXX.XX.	xx:xx loan is currently performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx UPB as per the payment history is reflected in the amount of $XX. xx current interest rate is X.XXX% and P&I is $X,XXX.XX. xx occupancy of the subject property is unable to be determined from the collection comment. xx comment pertaining damage to the subject property has been observed. xx latest BPO report is available in the loan file.
xx:xx:xx	xx	Missing or error on the Rate Lock Missing Required State Disclosures	xx: xx: xx: xx |---| |----| xx: xx dated xx/xx/2019 and signed at closing, reflects the xx's xx as xx. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 00000000XXXXXXXXXXXXXXXX   xx: xx:    xx %:    xx: xx history string is 000000000.   xx: xx:
xx: xx: XXXXXXXXXXXXXXXX00000000 xx: xx: xx %: xx: xx history string reversed is 000000000. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID fee violation for $3.00 due to fee increase greater than a 10% increase in “creditor's provider fees” in Section E for a Recording Fee ($135.00). Valid COC required to clear violation. Initial LE dated xx/xx/2019 reflects Shoppable Fees totaling $120.00, however, Post Close CD dated xx/xx/2019 reflects Shoppable Fees totaling $135.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID fee violation for $3.00 due to fee increase greater than a 10% increase in “creditor's provider fees” in Section E for a Recording Fee ($135.00). Valid COC required to clear violation. Initial LE dated xx/xx/2019 reflects Shoppable Fees totaling $120.00, however, Post Close CD dated xx/xx/2019 reflects Shoppable Fees totaling $135.00."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in California State. The following state disclosures are missing from the loan file:
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Fair Debt Collection Notice
																																																																																							Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx/xx/2019. Borrower(s) signature date on the Mortgage/Deed of Trust is xx/xx/2019. Note date is xx/xx/2019."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10517505	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,098.00	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,425.31	4.250%	360	xx	xx	FHA	Fixed	Cash Out	86.487%	86.487%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	52.973%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx-xx and lender MERS as nominee for xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “MERS as nominee for xx”.
xx active lien and judgment has been found on the updated title report.
xx certificate has been ordered.
xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.

xx per comment dated xx/xx/XXXX borrower has requested to remove the certified block due to COVID-19. xx dated xx/xx/XXXX states that the forbearance plan for the X months has been provided to borrower which starts from xx/xx/XXXX and end on xx/xx/XXXX for the total amount of $XXXX.XX. xx comment dated xx/xx/XXXX shows that the xx virus payment assistance inquiry has been done.  xx further information has been found regarding the COVID-19 in the available servicing comments.
xx per collection comments the subject property has been occupied by the owner and is in average condition.
xx: xx: xx / xx of xx: XXX xx:xx:xx	xx	Mortgage Insurance	xx: xx DTI xx: 52.973% xx: 52.924% |---| 0.049% |----| 0.04900% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L xx MI? is xx.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 17 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 31 (xx)   xx %:    xx: xx is xx/xx/2020.   xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx: xx is FHA.   xx: xx:
xx: xx CLTV xx: 86.487%   xx: 85.000%   xx: 1.487%   xx %: 1.xx%   xx: xx used for xx: $335,000. xx of xx(s): $0.00. xx: $xx. CLTV = 86.487%.   xx: xx:
xx: xx LTV (OLTV)   xx: 86.487%   xx: 85.000%   xx: 1.487%   xx %: 1.xx%   xx: xx used for xx: $335,000. xx: $xx. OLTV = 86.487%.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx is 000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000 xx: xx: xx %: xx: xx reversed is 000000000000000000000000. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.924% as the Borrower income was $6493.31 and total expenses are in the amount of $3436.52 per calculations AUS recommendation is “Approve/Eligible.”"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Compliance Ease Exception Test failed due to PA License Validation Test, Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test are failed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Compliance failing for State Regulations. PA License Validation Test.  In the state of PA, lender is licensed under state ID#XX. as a Mortgage Lender License per NMLS web site."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Missing valid COC for a fee  increase on Revised LE dated xx/xx/2018.  Initial LE dated xx/xx/2018 reflects Appraisal fee of $485.00, however, Revised LE dated xx/xx/2018l reflects a Appraisal Fee of $495.00.  This is a fee increase of $10.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. A valid COC is required to re-set baseline fee."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MIP certificate is missing."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20133132	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$517.05	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$609.14	3.375%	360	xx	xx	VA	Fixed	Refinance	68.893%	68.893%	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	704	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has not been completed. xx, the subject mortgage is with the lender, "MERS as nominee for xx". xx further assignment has been provided in the updated title report. xx last assignment is missing to "xx".
xx active judgments or liens have been found against the subject property/the borrower.
xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX. xx prior year's delinquent taxes have been found.
xx to the latest payment history as of xx/xx/XXXX, the loan is currently performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx UPB as per the payment history is reflected in the amount of $XX. xx current interest rate is X.XXX% and P&I is $XXX.XX.	xx:xx loan is currently performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx UPB as per the payment history is reflected in the amount of $XX. xx current interest rate is X.XXX% and P&I is $XXX.XX. xx to comment dated xx/xx/XXXX, the subject property is owner occupied. xx comment pertaining damage to the subject property has been observed. xx latest BPO report is available in the loan file.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx G/L xx MI ? is NA. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 31 (xx)   xx %:    xx: xx payment was received on xx/xx/2020.   xx: xx:
xx: xx CLTV xx: 68.893%   xx: 68.550%   xx: 0.343%   xx %: 0.xx%   xx: xx CLTV xx is 137,785.00/200,000.00*100= 68.893%.   xx: xx:
xx: xx LTV (OLTV)   xx: 68.893%   xx: 68.550%   xx: 0.343%   xx %: 0.xx%   xx: xx CLTV xx is 137,785.00/200,000.00*100= 68.893%.   xx: xx:
xx: xx: 0000000   xx: xx:    xx %:    xx: xx history string is 0000000.   xx: xx:
																																																																																				xx: xx: 0000000 xx: xx: xx %: xx: xx history string reversed is 0000000. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69453971	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,649.86	12/23/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,530.19	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	73.659%	73.659%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	732	Not Applicable	46.544%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with MERS as nominee for xx of which was recorded on xx/xx/XXXX. xx chain of mortgage assignment has been completed. xx, the mortgage is with xx. xx active judgments or liens have been found. xx county taxes of XXXX have been paid in the amount of $X,XXX.XX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current UPB reflects in the amount of $XXX,XXX.XX.	xx:xx servicing comment and documents in file reveal that loan is in collections and currently in performing status. xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current UPB reflects in the amount of $XXX,XXX.XX. xx foreclosure proceedings have been found. xx bankruptcy filing has been found. xx per comment dated xx/xx/XXXX, the claim check was received in the amount of $X,XXX.XX for xx damages and the property had damages in xx XXXX. xx documents were requested by loss draft department on xx/xx/XXXX. xx dated xx/xx/XXXX states that the servicer has advised to borrower that claim check# #xx in the amount of X,XXX.XX was sent to borrowers via registered mail. xx also stated that insurance company has been sending claim check around $XX,XXX.XX for supplemental repairs. xx damage amount or estimated repairs cost have been found. xx further details have been found.
xx the borrower is working at xx, LLC as a xx from X.XX years.
xx:xx:xx	xx	Missing DU/GUS/AUS	xx: xx DTI xx: 46.544% xx: 47.259% |---| -0.715% |----| -0.xx% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx: 0000000000XXXXXXXXXXXXXX   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: XXXXXXXXXXXXXX0000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx in file? xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Closing Disclosure dated xx/xx/2018 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a Lender Credit Decrease on CD dated xx/xx/2019.  CD dated xx/xx/2019 reflects a Non-Specific Lender Credit of $5,206.48 .00, however, CD dated xx/xx/2019 reflects the Non-Specific Lender Credit at $5,025.28  This is a Lender Credit decrease of $181.20 which is considered a Zero Tolerance amount."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "Missing AUS Document in the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.259% as the Borrower income was $5,503.36 and total expenses are in the amount of $2600.83 per calculations AUS recommendation is “Approve/Eligible.”"		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99266627	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$700.63	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,428.92	4.250%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	604	590	40.830%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has not been provided with the updated title report. xx mortgage is with original lender “MERS as nominee for xx”.
xx active liens and judgments have been found against the borrower and property.
xx county and city taxes of the year XXXX have been paid in the amount of $XXX.XX.
xx prior years of delinquent taxes have been found.
xx per the review of payment history available from xx/xx/XXXX to xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX. xx UPB as per payment history is $XXX,XXX.XX.	xx:xx loan is currently performing. xx per the review of payment history available from xx/xx/XXXX to xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX. xx UPB as per payment history is $XXX,XXX.XX.
xx the borrower is working at xx as a xx from X years.
xx details regarding the foreclosure and bankruptcy have not been found.
xx occupancy of the subject property is unable to determine. xx comments do not provide any information regarding the damages and repairs to the subject property.

xx:xx:xx	xx	Missing or error on the Rate Lock Missing Required State Disclosures Notice of Servicing Transfer	xx: xx DTI xx: 40.830% xx: 44.777% |---| -3.947% |----| -3.xx% xx: xx: xx:
xx: xx: xx:xx  xx:    xx %:    xx: xx dated xx/xx/2019 and signed at closing, reflects the xx's xx as xx.   xx: xx:
xx: xx: xx: POLL   xx:    xx %:    xx: xx dated xx/xx/2019 and signed at closing, reflects the xx's xx as xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx loan is FHA.   xx: xx:
xx: MI xx: FHA   xx: xx:    xx %:    xx: xx loan is FHA.   xx: xx:
xx: xx CLTV xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx used for xx: $295,825.00. xx of xx(s): $0.00. xx: $290,466.00. CLTV = 98.188%.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx used for xx: $295,825.00. xx: $290,466.00. CLTV = 98.188%.   xx: xx:
xx: xx: 00000000XXXXXXXXXXXXXXXX   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: XXXXXXXXXXXXXXXX00000000 xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by 0.155%."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure to the Borrower(s) on LE dated xx/xx/2019 discloses the loan will not be transferred and the originator will service the loan."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Georgia. The Disclosure of Additional Fees is missing from the loan files."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80803329	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,093.61	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,125.98	4.250%	240	xx	xx	Conventional	Fixed	Refinance	72.734%	72.734%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	No	723	730	32.745%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx for the amount of $XXX,XXX.XX. xx subject mortgage is not yet recorded and recorded copy of mortgage is to follow. xx unrecorded copy of mortgage is attached and xxtracted for reference only.
xx chain of the assignment has been completed. xx, the subject mortgage is with the lender, “MERS as nominee for xx”.
xx active judgments or liens have been found against the subject property/the borrower.
xx and second installments of combined taxes for the year of XXXX have been paid in the amount of $XXXX.XX. xx prior year’s delinquent taxes have been found.
xx to the latest payment history as of xx/xx/XXXX, the payment for the loan has not been initiated. xx payment due date is xx/xx/XXXX. xx principal balance is $XX. xx current interest rate is X.XXX% and P&I is $X,XXX.XX.	xx:xx loan is performing. xx to the latest payment history as of xx/xx/XXXX, the payment for the loan has not been initiated. xx payment due date is xx/xx/XXXX. xx principal balance is $XX. xx current interest rate is X.XXX% and P&I is $X,XXX.XX.xx subject mortgage is not yet recorded and recorded copy of mortgage is to follow.xx occupancy of the subject property is unable to be determined from the collection comment. xx comment pertaining damage to the subject property has been observed. xx latest BPO report is available in the loan file.
xx details have not been mentioned on final loan application dated xx/xx/XXXX. xx same document states that the borrower was getting pension and social security income.
xx:xx:xx	xx	Missing or error on the Rate Lock Missing Required State Disclosures	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: 0XXXXXXXXXXXXXXXXXXXXXXX   xx: 0   xx:    xx %:    xx:    xx: xx:
xx: xx: XXXXXXXXXXXXXXXXXXXXXXX0   xx: 000000000000   xx:    xx %:    xx: xx history string reversed is 0.   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in Wyoming state. Following state disclosures are missing from the loan file:
Insurance Disclosure
																																																																																							Additional Charge for Insurance Disclosure"	* Property is Manufactured Housing (Lvl 2) "Home has been affixed. According to the appraisal report located at xx, the subject property type is manufacture home. Final title policy is missing from the loan file. According to affidavit of affixation available in the loan file located at “xx. The wheels, axles, tow, bar or hitch was removed. The manufactured home is permanently connected to a septic or sewage system. Tax report attached with the updated title report does not reflect property type."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75177545	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,091.50	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$740.95	4.000%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	710	34.517%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with MERS as nominee for xx which was recorded on xx/xx/XXXX with instr# XXXX-xx.
xx chain of mortgage assignment has been completed. xx, the mortgage is with xx.
xx is a junior mortgage open against the subject property in the favor of xx-xx, xx of xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
X) xx is xx of federal tax lien open against the borrower "xx H xx" in the favor of IRS in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
X) xx is civil judgment open against the borrower in the favor of xx M, xx d/b/a xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx county taxes of XXXX have been paid in the amount of $X,XXX.XX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx servicing comment and documents in file reveal that loan is in collections and currently in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.
xx foreclosure proceedings have been found.
xx bankruptcy filing has been found.
xx to collection comment, no damages or repairs have been found.
xx the borrower is working at xx as a xx from XX.XX years.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx by xx: xx/xx/2019 xx: xx/xx/2019 |---| 4 (xx) |----| xx: xx: xx: xx: xx: 000000000XXXXXXXXXXXXXXX xx: xx: xx %: xx: xx: xx: xx: xx: XXXXXXXXXXXXXXX000000000 xx: xx: xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per tape data 3 year proof of continuance of 3 dependents SSI is missing.
Co-Borrower xx has 3 dependents. xx Co-Borrower is getting SSI for these dependents. SSI supporting documents for these dependents are available for only 2019. Supporting documents for 2018 and 2017 are missing in the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s)."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29745138	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,717.87	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,740.13	5.750%	360	xx	xx	FHA	Fixed	Purchase	96.500%	96.500%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	741	725	56.960%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx and xx and lender MERS as nominee for xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “MERS as nominee for xx”.
xx active liens and judgments have been found on the updated title report.
Xst installment of combined tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $XXXX.XX.
Xnd installment of combined tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $XXXX.XX.
Xst installment of combined tax for the year of XXXX is due on xx/xx/XXXX in the amount of $XXXX.XX.
xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.
xx information has been found regarding the COVIDXX in the available servicing comments.
xx per final XXXX, xx employer is xx, LLC, xx is.xx and the xx of xx is XX months.
xx:xx:xx	xx	Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx: xx DTI xx: 56.960% xx: 59.904% |---| -2.944% |----| -2.xx% xx: xx DTI ratio percent is 56.960%. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L xx MI? is yes.   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2020   xx: 1699 (xx)   xx %:    xx:    xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx:    xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $-5218.00   xx %: -1.xx%   xx: xx (or xx) is $xx.   xx: xx:
xx: xx: 000000XXXXXXXXXXXXXXXXXX   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: XXXXXXXXXXXXXXXXXX000000 xx: xx: xx %: xx: xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.657% as the Borrower income was $9117.36 and total expenses are in the amount of $5193.27 per AUS. The AUS recommendation is Approve/Eligible."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Compliance Ease risk indicator is moderate as loan is failing for Lender Credits That Cannot Decrease Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan fails for Post Close CD delivery date of xx/xx/2020, for correction of a clerical error, which is more than 60 days after Consummation date xx/xx/2019."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a Lender Credit Decrease on CD dated xx/xx/2019.  LE dated xx/xx/2019 reflects a Non-Specific Lender Credit of $11,035.00 however, Initial CD dated xx/xx/2019 reflects the Non-Specific Lender Credit at $10,827.10 This is a Lender Credit decrease of $207.09 which is considered a Zero Tolerance amount."
* Higher Price Mortgage Loan (Lvl 3)     "Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s).  Loan is escrowed, APOR exceeded by 0.874%."
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan and required MI cert is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "Disclosure Tracking Summary (pg. 210) reflects a CD dated xx/xx/2019 was sent to borrower, however, Final CD dated xx/xx/2019 is missing in loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64919073	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,322.08	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,888.36	4.750%	360	xx	xx	Conventional	Fixed	Cash Out	68.952%	68.952%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	801	775	36.194%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the review of updated title report dated xx/xx/XXXX the subject mortgage was originated by xx and xx on xx/xx/XXXX in favor of MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx# xx. xx chain of assignment has not been completed as the mortgage is with xx instead of the current assignee xx.

xx is one junior mortgage which was recorded on xx/xx/XXXX in the amount of $XXX,XXX in favor of xx.
xx annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx evidences have been found regarding foreclosure proceedings or xx filing.
xx property is owner occupied and no visible damages were reported.xx the borrower is working at xx LLC as xx/xx from X years.
xx:xx:xx	xx	Affiliated Business Disclosure Missing or error on the Rate Lock Missing Required State Disclosures	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: 000000000000000000XXXXXX   xx: xx:    xx %:    xx: xx per latest pay history string is 000000000000000.   xx: xx:
xx: xx: XXXXXX000000000000000000 xx: xx: xx %: xx: xx per latest pay history string reversed is 000000000000000. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation due to a fee increase on CD dated xx/xx/2018. LE dated xx/xx/2018 reflects a Transfer taxes at $367.00, however, Revised CD dated xx/xx/2018 reflects the Transfer Taxes at $414.00. This is a fee increase of $47.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation due to a fee increase on CD dated xx/xx/2018.  LE dated xx/xx/2018 reflects a appraisal fee at $525.00, however, Revised CD dated xx/xx/2018 reflects the appraisal fee at $1,015.00.  This is a fee increase of $490.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on CD dated xx/xx/2018.  LE dated xx/xx/2018 reflects a Discount Points at $0.00, however, Revised CD dated xx/xx/2018 reflects the Discount Points at $2,262.50.  This is a fee increase of $2,262.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees"
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in state of TN and required disclosures are missing from the loan file.
Placement of Insurance Disclosure
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34491536	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$620.71	3.875%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	799	36.873%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has not been provided with the updated title report. xx mortgage is with original lender “MERS as nominee for xx”.
xx active liens and judgments against the borrower and property have been found.
xx tax details are not available. xx certificate ordered.
xx per the review of payment history available from xx/xx/XXXX to xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is reflected is in the amount of $XX.

xx:xx loan is performing. xx per the review of payment history from xx/xx/XXXX till xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is reflected is in the amount of $XX.
xx per comment dated xx/xx/XXXX, the subject property is owner-occupied. xx comments do not provide any information regarding the damages and repairs to the subject property.

xx:xx:xx	xx	xx: xx by xx: xx/xx/2019 xx: xx/xx/2019 |---| -25 (xx) |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 29 (xx)   xx %:    xx: xx last payment was received on xx/xx/2020.   xx: xx:
xx: xx: 00000000000XXXXXXXXXXXXX   xx: xx:    xx %:    xx: xx payment history string is 000000000.   xx: xx:
xx: xx: XXXXXXXXXXXXX00000000000 xx: xx: xx %: xx: xx payment history reversed string is 0000000000. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Compliance failing for State Regulations. PA License Validation Test. In the state of PA, lender is licensed under state ID#XX. as a xx per NMLS web site."
																																																																																							* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Compliance failing for State Regulations. PA License Validation Test. In the state of PA, lender is licensed under state ID# XX. as a XX per NMLS web site."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31885666	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$7,139.60	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,693.70	3.625%	360	xx	xx	FHA	Fixed	Purchase	91.575%	91.575%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	724	751	54.810%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx and xx K. xx and lender MERS as nominee for JSB xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “MERS as nominee for JSB xx”.
xx are thirteen active senior and one junior civil judgments against the borrower in the total amount of $X,XXX,XXX.XX (which is greater than the original loan amount $XXX,XXX.XX) which were recorded on multiple date in favor of multiple plaintiffs.
xx is an active prior xx support lien against the borrower in the amount of $X.XX which was recorded on xx/xx/XXXX in favor of xx of xx.
xx is an active senior HOA/COA lien against the subject property in the amount of $X.XX which was recorded on xx/xx/XXXX in favor of “xx ("xx") (formerly "xx")”.
Xst installment of county tax for the year of XXXX-XX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
Xnd installment of county tax for the year of XXXX-XX has been paid on xx/xx/XXXX in the amount of $ X,XXX.XX.
xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.
xx information has been found regarding the COVIDXX in the available servicing comments.
xx per collection comments the subject property has been occupied by the owner and is in average condition.
xx per final XXXX, the borrower is self employed.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx DTI xx: 54.810% xx: 54.743% |---| 0.067% |----| 0.06700% xx: xx calculated DTI is 54.867%. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx loan is FHA.   xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx: xx signed on xx/xx/2019 reflects the mortgage type as FHA.   xx: xx:
xx: xx CLTV xx: 91.575%   xx: 90.000%   xx: 1.575%   xx %: 1.xx%   xx: xx used for xx: $645,000.00. xx of xx(s): $0.00. xx: $590,658.00. CLTV = 91.575%.   xx: xx:
xx: xx LTV (OLTV)   xx: 91.575%   xx: 90.000%   xx: 1.575%   xx %: 1.xx%   xx: xx used for xx: $645,000.00. xx: $590,658.00. CLTV = 91.575%.   xx: xx:
xx: xx: 000000XXXXXXXXXXXXXXXXXX   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: XXXXXXXXXXXXXXXXXX000000 xx: xx: xx %: xx: xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.867% as the Borrower income was $10,342.37 and total expenses are in the amount of $5674.58 per calculations AUS recommendation is “Approve/Eligible.”"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test. The loan is closed on xx/xx/2019 and PC CD delivery date is xx/xx/2020."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on PC CD dated xx/xx/2020 as $394,963.36. Calculated Finance Charge is $429,940.03 for an under disclosed amount of $34,976.67.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Missing FHA case number assignment document."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13222765	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,045.15	3.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	787	36.929%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with MERS as nominee for xx which was recorded on xx/xx/XXXX with instr# xx.
xx chain of mortgage assignment has been completed. xx, the mortgage is with xx.
xx active judgments or liens have been found.
xx is not available with updated title report.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx servicing comment and documents in file reveal that loan is in collections and currently in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of  $XXX,XXX.XX.
xx foreclosure proceedings have been found.
xx the borrower is xx.
xx bankruptcy filing has been found.
xx to collection comment, no damages or repairs have been found.

xx:xx:xx	xx	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| 32 (xx) |----| xx: xx per latest payment history. xx: xx:
xx: xx: 0000000XXXXXXXXXXXXXXXXX   xx: xx:    xx %:    xx: xx history string is 0000000   xx: xx:
xx: xx: XXXXXXXXXXXXXXXXX0000000   xx: xx:    xx %:    xx: xx history string reversed is 0000000   xx: xx:
xx: xx: xx: xx %: xx: xx signed on xx/xx/2019 reflects the property address as xx. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the Pennsylvania Mortgage Banker or Correspondent Mortgage Banker License validation test. A sexx of NMLS Consumer Access on xx/xx/2020 shows the originator has a Residential Mortgage Lender License."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to a fee decrease on final CD dated xx/xx/2019. Initial CD dated xx/xx/2019 reflects a lender credit at $5,046.02, however, final CD dated xx/xx/2019 reflects the lender credit at $4,326.82. This is a fee decrease of $719.20 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The ComplianceEase Exceptions Test failed for PA License Validation Test:"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80296805	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$406.23	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$993.01	4.250%	180	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	21.275%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx for the amount of which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx, the subject mortgage is with the lender, “MERS as nominee for xx”.
xx active judgments or liens have been found against the subject property/the borrower.
xx and second installments of combined taxes for the year of XXXX have been paid in the amount of $XXX.XX. xx prior year’s delinquent taxes have been found.
xx to the latest payment history as of xx/xx/XXXX, the loan is currently performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX(PITI) which was applied for the due date of xx/xx/XXXX. xx UPB is reflected in the amount of $XX. xx current interest rate is X.XXX% and P&I is $XXX.XX.	xx:xx loan is currently performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX(PITI) which was applied for the due date of xx/xx/XXXX. xx UPB is reflected in the amount of $XX. xx current interest rate is X.XXX% and P&I is $XXX.XX.xx foreclosure/bankruptcy activity has been found. xx occupancy of the subject property is unable to be determined from the collection comment. xx comment pertaining damage to the subject property has been observed. xx latest BPO report is available in the loan file.
xx per final loan application, the borrower is working with "xx" as "xx" from last XXX months.
xx:xx:xx	xx	xx: xx by xx: xx/xx/2019 xx: xx/xx/2019 |---| 5 (xx) |----| xx: xx by originator is xx/xx/2019. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 30 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: 00000000000XXXXXXXXXXXXX   xx: xx:    xx %:    xx: xx history string is 00000000000.   xx: xx:
xx: xx: XXXXXXXXXXXXX00000000000 xx: xx: xx %: xx: xx history string reversed is 00000000000. xx: xx:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Missing documentation to support assets used for Equity on pending sale of $45,000.00 from Borrower(s) as reflected on the Final loan application."
																																																																																							* Type of Ownership is Leasehold Or Cooperative (Lvl 3) "According to final title policy located at “xx”, the estate or interest in the land that is encumbered by the insured security deed is leasehold interest. The lease agreement is available with the updated title report located at “xx5” which shows the terms of this lease begin on xx. The terms of lease agreement ends before the maturity of the loan."	* Property is Manufactured Housing (Lvl 2) "Home has been affixed. According to the appraisal report located at xx, the policy incorporates Alta 7 endorsement for manufactured housing. However, copy of endorsement is not available in the loan file. According to affidavit of affixation attached along with the mortgage document located at xx, the manufactured home is permanently affixed to a foundation. The wheels, axles, tow, bar or hitch was removed. The manufactured home is permanently connected to a septic or sewage system. According to tax report attached with the updated title report, the subject property is manufacture home with assessments value for improvement only."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18817046	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$15,755.44	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,468.54	4.000%	360	xx	xx	Conventional	Fixed	Refinance	44.032%	44.032%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	738	746	57.497%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with MERS as nominee for xx which was recorded on xx/xx/XXXX with instr# xx.
xx chain of mortgage assignment has been completed. xx, the mortgage is with xx.
xx is a senior mortgage open against the subject property in favor of MERS as nominee for xx in the amount of $XX,XXX.XX which was originated xx/xx/XXXX and recorded on xx/xx/XXXX instr# XX xx.
xx is a junior mortgage open against the subject property in favor of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx and second county taxes have been paid in the total amount of $XX,XXX.XX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx servicing comment and documents in file reveal that loan is in collections and currently in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.
xx foreclosure proceedings have been found.
xx bankruptcy filing has been found.
xx to collection comment, no damages or repairs have been found.

xx:xx:xx	xx	Missing Required State Disclosures	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: 000000XXXXXXXXXXXXXXXXXX   xx: xx:    xx %:    xx: xx history string reversed is 000000   xx: xx:
xx: xx: XXXXXXXXXXXXXXXXXX000000   xx: xx:    xx %:    xx: xx history string is 000000   xx: xx:
xx: xx of xx: xx (GSE definition) xx: xx in xx/xx: xx %: xx: xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 57.497% as the Borrower income was $16,318.80 and total expenses are in the amount of $9382.81 per calculations AUS recommendation is “Approve/Eligible.”"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Compliance Ease risk indicator is moderate as loan is failing for Lender Credits That Cannot Decrease Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a Non specific lender Credit decreases on CD dated xx/xx/2019.  LE dated xx/xx/2019 reflects a Non specific lender credit at $4744. However, Revised Cd dated xx/xx/2019 reflects the Non Specific Lender Credit at $581.22."
* Income documentation does not meet guidelines (Lvl 3) "Borrower 1 income as per Final Transmittal Summery and Final 1003 is $9487.15 But Verified income as per paystub is $6886. Borrower 1 Monthly income is not supported by his YTD income. Also the income of borrower 1 is decreased in 2018 with respect to 2017."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA right of rescission test.
Closed-end"
* Missing Required State Disclosures (Lvl 2)     "Property is located in California state. Following required state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx/xx/2019 . Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2019. Note date is xx/xx/2019."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85235086	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,877.38	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$395.15	4.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	670	674	49.929%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has not been provided with the updated title report. xx mortgage is with original lender “MERS as nominee for xx”.
xx active liens and judgments have been found against the borrower and property.
xx combined taxes of the year XXXX have been paid in the amount of $XXXX.XX.
xx prior years of delinquent taxes have been found.

xx per the review of payment history available from xx/xx/XXXX to xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is reflected in the payment history is in the amount of $XX

xx:xx loan is currently performing. xx per the review of payment history available from xx/xx/XXXX to xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is reflected in the payment history is in the amount of $XX
xx per xx the borrower is currently working in xx as a xx for X years.
xx per comment dated xx/xx/XXXX, the borrower is out of work at this time. xx borrower was called regarding the coronavirus payment assistance inquiry. xx further details are available.
xx details regarding the foreclosure and bankruptcy have not been found.
xx occupancy of the subject property is unable to determine. xx comments do not provide any information regarding the damages and repairs to the subject property.

xx:xx:xx	xx	Missing Required State Disclosures	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx payment history string is 0000000000000000.   xx: xx:
xx: xx: 000000000000000000000000 xx: xx: xx %: xx: xx payment history reversed string is 0000000000000000. xx: xx:	4: Unacceptable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 4) "DTI exceeds 43%. Calculated DTI is 49.929%"	* Income documentation does not meet guidelines (Lvl 3) "Borrower Tips Income $885.26 is not verified due to missing WVOE with YTD Earnings and prior year earnings for Tips Income."	* Missing Required State Disclosures (Lvl 2) "The property is located in state of Florida. The following required State Disclosure is missing in the loan file.
• Title Insurance Disclosure
• Radon Gas Disclosure
• Insurance Sales Disclosure"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.929% as the Borrower income was $3075.72 and total expenses are in the amount of $1535.67 per calculations AUS recommendation is “Approve/Eligible.”"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28731261	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,388.47	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$500.81	3.125%	360	xx	xx	Conventional	ARM	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	25.939%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX with the instrument #xx in the amount of $XXX,XXX.XX with MERS as nominee for xx.
xx assignment has been found hence currently the mortgage is with original lender xx.
xx active liens and judgments against the borrower/property.
xx annual tax for the year XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXPITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is currently performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXPITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx latest servicing comment or BPO reports have been found to determine the current occupancy and condition of the subject property. xx damage or repairs have been found.
xx per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-19.

xx:xx:xx	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx: ARM xx: 2.250% xx: 3.500% |---| -1.250% |----| -1.xx% xx: ARM xx 2.25%. xx: xx:
xx: xx DTI xx: 25.939%   xx: 28.060%   xx: -2.121%   xx %: -2.xx%   xx: xx DTI xx 25.939%.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: LTV is 90% hence we require MI certificate.   xx: xx:
xx: xx: $xx: $1299.00   xx: $xx %: xx.xx%   xx: xx appraisal value is $xx.   xx: xx:
xx: xx P&I   xx: $500.81   xx: $542.47   xx: $-41.66   xx %: -7.xx%   xx: xx stated P&I is $500.81.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx history string as 000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000 xx: xx: xx %: xx: xx history string reversed as 000000000000000000000000. xx: xx:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11825892	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,091.94	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,344.81	3.500%	180	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	32.455%	First	Final policy	Not Applicable	Not Applicable	06/04/2018	$377,849.14	$49,849.14	3.500%	$1,472.87	05/01/2018	Financial Hardship	xx per the updated title report dated xx/xx/XXXX the subject mortgage has originated on xx/xx/XXXX with the lender as MERS as nominee for xx.
xx chain of assignment is complete as the current assignee is xx.
xx judgments or liens found
xx is xx lien recorded on XX/XX/XXX in the amount of $XXX.XX in the favor of xx and xx.
xx is xx of sale for unpaid municipal lien in the amount of XXX.XX on xx/xx/XXXX, the tax certificate was redeemed on xx/xx/XXXX however no release has been filed in county records
xx combined ax for XXXX is paid in the amount of $XXXX.XX.xx utility tax for XXXX in the amount $XX.XX is delinquent for the good thru date of xx/xx/XXXX.
xx per the latest payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx per the collection comments the loan is current and performing. xx per the review of payment history the current UPB is $XXX,XXX.XX plus the deferred amount of $XX,XXX.XX. xx last payment has been received on xx/xx/XXXX in the amount of $XXXX.XX which has been applied for the due date of xx/xx/XXXX, the loan is next due for xx/xx/XXXX. xx of xx/xx/XXXX the loan is current.
xx loan modification agreement was made between xx (borrower) and xx (xx). xx per the modified terms, the new principal balance is $XX with deferred amount of $XX,XXX.XX and interest bearing amount of $XXX,XXX.XX. xx new P&I will be $X,XXX.XX and the interest rate will be X.XX%. xx first payment date is xx/xx/XXXX and the maturity date is xx/xx/XXXX.
xx any damages have been found to the subject property. xx subject property is owner occupied. xx comment found stating that the borrower’s income is impacted due to xx-XX.
xx per the final application at the time of origination, the borrower was working with xx as xx. xx borrower has been working since XX months with this company.
xx:xx:xx	xx loan modification agreement was made between xx (borrower) and xx (xx). xx per the modified terms, the new principal balance is $XX with deferred amount of $XX,XXX.XX and interest bearing amount of $XXX,XXX.XX. xx new P&I will be $X,XXX.XX and the interest rate will be X.XX%. xx first payment date is xx/xx/XXXX and the maturity date is xx/xx/XXXX.	Affiliated Business Disclosure Good Faith Estimate	xx: xx DTI xx: 32.455% xx: 32.450% |---| 0.005% |----| 0.00500% xx: N/A xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2016   xx: 850 (xx)   xx %:    xx: N/A   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 180   xx: 415   xx: -235   xx %: -56.xx%   xx: N/A   xx: xx:
xx: xx P&I   xx: $2344.81   xx: $1472.87   xx: $871.94   xx %: 59.xx%   xx: N/A   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: xx: xx %: xx: N/A xx: xx:	4: Unacceptable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 4) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 4)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TILA finance charge test.
Loan Data $95,352.18 Comparison Data $10,905.18 Variance -$5,553.00
The finance charge is $100,905.18. The disclosed finance charge of $95,352.18 is not considered accurate because it is
understated by more than $100."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing in the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8469216	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,909.77	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$891.56	4.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	652	692	46.313%	First	Final policy	Not Applicable	Not Applicable	05/01/2019	$180,500.23	Not Applicable	4.125%	$768.47	05/01/2019	Financial Hardship	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx N. xx and xx M. xx and lender MERS as nominee for xx xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “xx xx”. xx active lien and judgment have been found on the updated title report. xx of combined tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.	xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx subject loan is in performing.xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX. xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which was begun on xx/xx/XXXX. xx new modified principle balance is in the amount of $XX and the interest bearing amount is $XXX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship. xx per comment dated xx/xx/XXXX, the COVID xx has been sent. xx further information has been found regarding the COVIDXX in the available servicing comments. xx per collection comments the subejct property has been occupied by the owner and is in average condition. xx per final XXXX, the borrower is currently working at "US xx" as a "xx" for XXX months.
xx:xx:xx	xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which was begun on xx/xx/XXXX. xx new modified principle balance is in the amount of $XX and the interest bearing amount is $XXX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.	Affiliated Business Disclosure	xx: xx of xx: 44 xx: 45 |---| -1 |----| -2.xx% xx: xx the xx. xx: xx:
xx: xx DTI xx: 46.313%   xx: 0.000%   xx: 46.313%   xx %: 46.xx%   xx: xx DTI is 46.312%.   xx: xx:
xx: xx: 360   xx: 512   xx: -152   xx %: -29.xx%   xx: xx the xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history.   xx: xx:
xx: xx: xx: 000000000004   xx:    xx %:    xx: xx payment history.   xx: xx:
xx: xx: 468   xx: 467   xx: 1   xx %: 0.xx%   xx: xx the xx.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx the xx the property is a PUD. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Post Closing Disclosure provided for refund of the under disclosure is still under disclosed due to not updating the finance charge amount on page 5 of the disclosure."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan has failed the first lien state prohibited fees test.  No lender shall charge, require, or receive any points or other fees of any nature.  Final CD reflects Points - Loan Discount fee paid by borrower to the lender in the amount of $1,398.10."
* ComplianceEase TILA Test Failed (Lvl 3)     "TILA Finance Charge under disclosed by $296.00; Final CD reflects $140,279.25 however the finance charge is $140,575.25.  A PCCD with refund was provided to the borrower due to this issue on 8/18/16."
* Income documentation does not meet guidelines (Lvl 3)     "Per Tape Data there is an issue with employment status, unable to determine in the imaged file received for this reason."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Missing Affiliated Business Disclosure from file."			Moderate	Pass	Fail	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37309454	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,066.06	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,997.14	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	59.970%	59.970%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	755	Not Applicable	46.491%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with MERS as nominee for xx xx.
xx chain of assignment is complete.
xx judgments and liens found pending are as follows:
xx is junior mortgage against subject property which is in the amount of $XX recorded on xx/xx/XXXX and originated by xx.
xx county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx delinquent taxes have been found for the prior years.
xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower has been making payments regularly. xx last payment was received in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history is in the amount of $XX.	xx:xx borrower is performing.
xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower has been making payments regularly. xx last payment was received in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history is in the amount of $XX.
xx borrower has been working with DER xx as xx from last XX months.

xx:xx:xx	xx	Affiliated Business Disclosure Transmittal (1008)	xx: xx of xx: 25 xx: 26 |---| -1 |----| -3.xx% xx: xx the xx. xx: xx:
xx: xx DTI xx: 46.491%   xx: 0.000%   xx: 46.491%   xx %: 46.xx%   xx: xx was originally approved with a DTI of 46.91%.   xx: xx:
xx: xx: 000000000000000000000000   xx: 000000000000   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 000000000000000000000000   xx: 000000000000   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 335 xx: 334 xx: 1 xx %: 0.xx% xx: xx the xx. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Subject loan exceeds QM DTI threshold of 43%. Subject loan was approved with a DTI of 46.91% however additional debt was not included that increased the DTI to 51.47%."
* Debt Ratio Exception >5% and <10% (Lvl 3)     "Subject loan is a repurchase due to undisclosed liability.  Loan is being repurchased due to incorrect DTI calculation.  Prior to closing the borrower paid off an auto loan and disclosed that he purchased a new auto loan.  The new auto loan was not considered in the DTI calculations.  When adding the new liability the DTI increases to 51.47%, rendering the loan ineligible for delivery to FNMA."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Missing Affiliated Business Disclosure."	* Transmittal (1008) is Missing (Lvl 2) "1008 is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55152390	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,694.35	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,092.67	3.875%	360	xx	xx	Conventional	Fixed	Purchase	77.440%	77.440%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	753	760	44.003%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx and xx and lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “MERS as nominee for xx, xx”.
xx active liens and judgments have been found on the updated title report.
Xst installment of xx tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
Xnd installment of xx tax for the year of XXXX is due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx payment history as of xx/xx/XXXX shows that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XXXX.	xx:xx loan is in performing. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XXXX.
xx per final XXXX, the borrower is a self employed and working at "xx" as a "xx" for XX months.
xx information has been found regarding the COVID-19 in the available servicing comments.
xx per collection comments the subject property has been occupied by the owner and is in average condition.
xx:xx:xx	xx	xx: xx CLTV xx: 77.440% xx: 0.780% |---| 76.660% |----| 76.xx% xx: xx CLTV xx is 77.440%. xx: xx:
xx: xx LTV (OLTV)   xx: 77.440%   xx: 78.000%   xx: -0.560%   xx %: -0.xx%   xx: xx LTV (OLTV) is 77.440%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 40.239%   xx: 0.424%   xx: 39.815%   xx %: 39.xx%   xx: xx-xx DTI per 1003 is 40.239%.   xx: xx:
																																																																																				xx: xx-xx per 1003 xx: 35.176% xx: 0.352% xx: 34.824% xx %: 34.xx% xx: xx-xx per 1003 is 35.176%. xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Subject UPB is $xx with BWR as SE independent contractor owning 30% of xx company. Seller defect states that they were unable to determine BWR income and living in US. Balance of original underwriting process and explanation is suspect. 6 months reserves."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25295381	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,367.24	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,226.78	3.625%	360	xx	xx	Conventional	Fixed	Purchase	96.416%	96.416%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	39.568%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx, xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, assignment is with the lender, “MERS as nominee for xx, xx”.
xx active judgments or liens have been found against the borrower/the subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.
xx to the latest payment history as of xx/xx/XXXX, the loan is currently performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx UPB as per payment history is reflected in the amount of $XX. xx current interest rate is X.xx% and P&I is $X,XXX.XX.	xx:xx loan is currently performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx UPB as per payment history is reflected in the amount of $XX. xx current interest rate is X.xx% and P&I is $X,XXX.XX. xx occupancy of the subject property is unable to be determined from the collection comment. xx comment pertaining damage to the subject property has been observed. xx latest BPO report is available in the loan file.
xx has been working at "xx" as technician from last XX months and X years employed in this profession.
xx:xx:xx	xx	Missing Required State Disclosures Mortgage Insurance	xx: MI xx: xx: GE xx |---| |----| xx: MI cert missing. xx: xx:
xx: MI xx: xx: 0.350%   xx:    xx %:    xx: xx MI cert.   xx: xx:
xx: xx CLTV xx: 96.416%   xx: 0.970%   xx: 95.446%   xx %: 95.xx%   xx: xx used for xx: $279,000. xx of xx(s): $0.00. xx: $xx. CLTV = 96.416%.   xx: xx:
xx: xx LTV (OLTV)   xx: 96.416%   xx: 97.000%   xx: -0.584%   xx %: -0.xx%   xx: xx used for xx: $279,000. xx: $xx. OLTV = 96.416%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 39.568%   xx: 0.395%   xx: 39.173%   xx %: 39.xx%   xx: 1003 reflects total xx-xx in the amount of $711.00. xx all REO PITIA payments equal $0.00. xx total of all xx-xx equals; $2422.43. xx verified monthly income equals $6122.22. xx close DTI xx equals 39.568%.   xx: xx:
xx: xx-xx per 1003 xx: 27.954% xx: 0.279% xx: 27.675% xx %: 27.xx% xx: xx per 1003: (P&I $1226.78 + xx $113.94 + xx $139.13 + xx $0.00 + MI $181.58 + HOA xx $50.00) equals $1711.43. xx verified monthly income equals $6122.22. xx per 1003 equals 27.954%. xx: xx:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance certificate is missing from loan documents."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in South Carolina State. Following state disclosures are missing from the loan file:
 Agent Preference Disclosure
																																																																																							Casualty Insurance Disclosure"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91959868	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,946.06	01/20/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$999.62	4.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	41.957%	First	Final policy	Not Applicable	Not Applicable	02/07/2020	$229,722.29	Not Applicable	5.000%	$1,107.71	02/15/2020	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with xx, A xx and it was recorded on xx/xx/XXXX as xx/xx# XXXX / XXX .

xx chain of assignment has been xxomplete as the subject mortgage is currently assigned to “xx as xx of the xx IV xx ” instead of “xx”.

xx is a “xx lien” against the borrower xx in the favor of A. xx, xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.

xx half city taxes for the year XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX.

xx half city taxes for the year XXXX have been due in the amount of $X,XXX.XX on xx/xx/XXXX.

xx prior year delinquent taxes have been found in the updated report.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx last regular payment (P&I) was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X% which was applied for due date xx/xx/XXXX. xx current UPB as per tape data is in the amount of $XX.	xx:xx servicing comment and documents in file reveals that the loan is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx last regular payment (P&I) was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X% which was applied for due date xx/xx/XXXX. xx current UPB as per tape data is in the amount of $XX & the accrued interest is $XX,XXX.XX.
xx of collection comments & updated report shows foreclosure was initiated by referring to attorney on xx/xx/XXXX. xx per the lis pendence located at “xx”, complaint was filed on xx/xx/XXXX as xx# XXXX-XXXX. xx hearing was scheduled on xx/xx/XXXX which was entered on xx/xx/XXXX with judgment amount $XXX,XXX.XX. xx; the foreclosure actions were placed on hold due to borrower had filed bankruptcy under chapter-XX with case#xx on xx/xx/XXXX.
xx, the property is owner occupied & assumed to be in average condition.
xx to collection comments no damages and repairs have been found.

xx:xx of collection comments & updated report shows foreclosure was initiated by referring to attorney on xx/xx/XXXX. xx per the lis pendence located at “xx”, complaint was filed on xx/xx/XXXX as xx# xx. xx hearing was scheduled on xx/xx/XXXX which was entered on xx/xx/XXXX with judgment amount $XXX,XXX.XX. xx; the foreclosure actions were placed on hold due to borrower had filed bankruptcy under chapter-XX with case#xx on xx/xx/XXXX.
xx:xx per PACER records the debtor “xx” had filed the bankruptcy under chapter XX with the case# xx on xx/xx/XXXX. POC was filed on xx/xx/XXXX with the secured claim amount of $XXX,XXX.XX & the arrearage amount of $XX,XXX.XX. xx per the amended voluntary petition (xx#X) dated xx/xx/XXXX, schedule D reflects secured claim is in the amount of $XX with the supporting value of collateral is $XXX,XXX.XX, so there is no unsecured amount. xx amended plan filed on xx/xx/XXXX has not been confirmed yet. xx MFR has been filed on xx/xx/XXXX which was granted on xx/xx/XXXX. xx bankruptcy case was dismissed on xx/xx/XXXX & fully terminated on xx/xx/XXXX.	xx loan was modified between the borrower “xx (xx L.xx)” and lender “xx, xx” on effective date of xx/xx/XXXX. xx per the loan modification addendum located at “xx” executed on xx/xx/XXXX, UPB increased to $XXX,XXX.XX including the arrears capitalized. xx had given promise to pay P&I in the amount of $X,XXX.XX with the fixed interest rate of X% beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx to this the loan was modified on XXXX.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx had file bankruptcy after loan origination. xx: xx:
xx: xx: xx: DEVITTO   xx:    xx %:    xx: xx reflects the xx's xx as xx.   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx foreclosure was initiated on the subject property.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx does not showing any deferred amount.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx is conventional fixed type of loan.   xx: xx:
xx: xx: 4.xx%   xx: 425.0000%   xx: -420.xx%   xx %: -420.xx%   xx: xx per note, original stated rate is 4.250%. xx, the tape data reflects 425.000%.   xx: xx:
xx: xx: 01000MMMMMMMMMMMMMMMMMMM   xx: 0FFFFFF#####   xx:    xx %:    xx: xx per payment history, the payment history string is 01000MMMMMMMMMMMMMMMMMMM.   xx: xx:
xx: xx: MMMMMMMMMMMMMMMMMMM00010   xx: #####FFFFFF0   xx:    xx %:    xx: xx per payment history, the payment history string reversed is MMMMMMMMMMMMMMMMMMM00010.   xx: xx:
xx: xx: xx/xx/2060   xx: xx/xx/2041   xx: 6619 (xx)   xx %:    xx: xx per modification agreement, stated maturity date is xx/xx/2060. xx, the tape data reflects on xx/xx/2041.   xx: xx:
xx: xx / xx per xx: $xx: $xx: $xx %: 7.xx% xx: xx / xx per xx is $243,531.85. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The Compliance Ease resulted "Moderate" due to the loan is failing for:

TILA Finance Charge Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test
Loan Data : $156,664.38, Comparison Data: $159,644.16 & Variance: -$2,979.78
The finance charge is $159,644.16. The disclosed finance charge of $156,664.38 is not considered accurate because it is understated by more than $100."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Connecticut State. The following required state disclosures are missing from the loan file.
1. Appraisal Disclosure
2. 2nd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure
3. Interest Rate Disclosure
4. Lock-In Agreement Disclosure
5. Payoff Statement Disclosure
6. Legal RepresentationDisclosure
7. Non-Prime HUD ContactDisclosure
8. Non-Prime Notice of Loan Terms Disclosure
9. Interim Financing Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89985008	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$1,087.54	$966.35	01/06/2025	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,012.92	8.990%	360	xx	xx	Conventional	Fixed	Cash Out	69.231%	69.231%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	52.847%	First	Final policy	Not Applicable	Not Applicable	09/25/2019	$133,153.43	Not Applicable	5.000%	$642.06	11/01/2019	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in book xx at page XX, in the amount of $XXX,XXX.XX, with xx.
xx chain of assignment has not been completed. xx last assignment is with xx, xx, as xx of the residential xx V-C. xx should be with xx.
xx subject mortgage is on second lien position as there is an active xx which was recorded prior to the subject mortgage. xx mortgage was recorded on xx/xx/XXXX. xx prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX, in book xx at page XXX. xx satisfaction or release document was found in the loan file stating the previous mortgage has been released.
xx is a credit card judgment against the borrower in the favor of xx xx which was recorded on xx/xx/XXXX with case# CPUX*XX-XXXXXX, in the amount of $XXX.XX.
xx city and county taxes for the year of XXXX have been delinquent in the amount of $X,XXX.XX with the good through date xx/xx/XXXX.
xx city and county taxes for the year XXXX have been paid in the amount of $XXX.XX.
xx city and county taxes for the year of XXXX have been due in the amount of $XXX.XX.
xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX %. xx current UPB reflected as per the payment history tape data is in the amount of $XX.	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx loan was modified twice. xx records for bankruptcy have been found.
xx RFD is unable to be determined. xx evidence of damage or repair to the subject property was found. xx comments have been found stating the borrower’s income has been impacted by COVID-19.

xx:xx per comment dated xx/xx/XXXX, the foreclosure was started in the loan by referring to attorney on xx/xx/XXXX. xx details have been found.
xx:xx	xx modification agreement was made between xx and xx L. xx. on xx/xx/XXXX. xx per the modified term, the new principal balance is $XX. xx borrower promises to pay P&I in the amount of $XXX.XX monthly with a modified interest rate of X.XXX%, beginning from xx/xx/XXXX. xx maturity date isXX/X/XXXX. xx modification does not have a xx provision. xx loan was modified twice.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx: xx in xx? xx: xx: xx |---| |----| xx: xx per comment dated xx/xx/2019, the foreclosure was started in the loan by referring to attorney on xx/xx/2019. xx details have been found. xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx modification doesn't have a deferred balance.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is fixed.   xx: xx:
xx: xx: 8.xx%   xx: 899.0000%   xx: -890.01000%   xx %: -890.01000%   xx: xx per note the original stated rate is 8.990%.   xx: xx:
xx: xx: 0000000010mmmmmmmmmmmmm0   xx: 000000100FFF   xx:    xx %:    xx: xx payment history string is 0000000010mmmmmmmmmmmmm0.   xx: xx:
xx: xx: 0mmmmmmmmmmmmm0100000000   xx: FFF001000000   xx:    xx %:    xx: xx payment history reversed string is 0mmmmmmmmmmmmm0100000000.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx per the HUD-1, the borrower is getting the cash back of more than 2%.   xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2037 xx: 8096 (xx) xx %: xx: xx per modification the stated maturity is on xx/xx/2059. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA APR Test: FAIL
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 9.458%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "Federal TILA
TILA APR Test: FAIL Loan data 0.000% Comparison data 9.458% Variance-9.458%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27327671	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,411.53	01/29/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,034.96	9.650%	360	xx	xx	Conventional	ARM	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	15.359%	First	Short Form Policy	Not Applicable	Not Applicable	12/13/2013	$126,218.78	Not Applicable	3.670%	$458.65	02/01/2014	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx & xx for the amount of$XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has not been completed. xx, the subject mortgage is with “xx, , and xx of the xx V-C” which was recorded on xx/xx/XXXX. xx assignment is missing to “xx”.
xx is junior mortgage against the subject property originated on xx/xx/XXXX in the favor of xx A. xx and xx J. xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx are two state tax liens against the borrower, “xx, xx”. xx is in the amount of $XXn the favor of "xx of xx” which was recorded on xx/xx/XXXX.
xx/unemployment compensation is in the amount of $XXn the favor of "xx of xx” which was recorded on xx/xx/XXXX.
xx city taxes for the year of XXXX have been paid in the amount of $XXXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.
xx to the latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of $XX. xx current interest rate is X.XXX% and P&I is $XXX.XX.	xx:xx loan is currently performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of $XX. xx current interest rate is X.XXX% and P&I is $XXX.XX.
xx loan was modified on xx/xx/XXXX. xx are X steps of interest rate of modification. xx borrower promises to pay P&I in the amount of $XXX.XX with the initial step interest rate of X.XXX% beginning from xx/xx/XXXX. xx modified maturity date is xx/xx/XXXX.
xx new principal balance is $XX. xx lender had forgiven principal balance in the amount of $XX,XXX.XX which exceeds X% of modified principal balance. xx, total unpaid principal balance is due in the amount of $XXX,XXX.XX.
xx to the comment dated xx/xx/XXXX, the foreclosure was initiated and the file was referred to an attorney on xx/xx/XXXX. xx comment dated xx/xx/XXXX states that the file was again referred to an attorney on xx/xx/XXXX. xx to comment dated xx/xx/XXXX, the borrower had made payment in the amount of $xx. xx further comment regarding foreclosure has been found.
xx occupancy of the subject property is unable to be determined from the collection comment. xx comment pertaining damage to the subject property has been observed. xx latest BPO report is available in the loan file.

xx:xx to the comment dated xx/xx/XXXX, the foreclosure was initiated and the file was referred to an attorney on xx/xx/XXXX. xx comment dated xx/xx/XXXX states that the file was again referred to an attorney on xx/xx/XXXX. xx to comment dated xx/xx/XXXX, the borrower had made payment in the amount of $xx. xx further comment regarding foreclosure has been found.
xx:xx	xx modification agreement was made on xx/xx/XXXX between the xx "xx B. xx.” and lender "xx, LLC”. xx per the modified terms, the new principal balance is $XX shall be decreased by $XX,XXX.XX (the amount of unpaid installments, interest, late charges, fees and costs). xx, total unpaid principal balance is due in the amount of $XXX,XXX.XX. xx are X steps of interest rate of modification. xx borrower promises to pay P&I in the amount of $XXX.XX with the initial step interest rate of X.XXX% beginning from xx/xx/XXXX. xx modified maturity date is xx/xx/XXXX.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx: ARM xx: xx: LIBOR - 6 month XX |---| |----| xx: NA xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx to the comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: ARM   xx:    xx %:    xx: xx amortization type is step,   xx: xx:
xx: xx: 12.650%   xx: 3.000%   xx: 9.650%   xx %: 9.xx%   xx: xx rate is 12.650%.   xx: xx:
xx: xx P&I   xx: $458.65   xx: $548.75   xx: $-90.10   xx %: -16.xx%   xx: P&I is $458.65.   xx: xx:
xx: xx: 3.670%   xx: 5.000%   xx: -1.330%   xx %: -1.xx%   xx: xx original rate is 3.670%.   xx: xx:
xx: xx: 9.xx%   xx: 965.0000%   xx: -955.xx%   xx %: -955.xx%   xx: xx interest rate is   xx: xx:
xx: xx: xx:    xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx:    xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: 1 (xx)   xx %:    xx: xx to the comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019.   xx: xx:
xx: xx: xx/xx/2053   xx: xx/xx/2037   xx: 5903 (xx)   xx %:    xx: xx maturity date is   xx: xx:
xx: xx / xx per xx: $xx: $xx: $2478.47 xx %: 2.xx% xx: xx balance is $107,957.43. xx: xx:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The Loan Program Disclosure is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Wisconsin state. Following state disclosures are missing from the loan file:
Explanation of Personal Obligation
Marital Property Act Disclosure
Pre-Application Fee Disclosure
Choice of Insurance Disclosure
Escrow Disclosure
Co-Signer Notice
Tattle Tale Notice under the Marital Property Act"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84491422	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,283.40	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$857.37	8.850%	360	xx	xx	Conventional	ARM	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	48.615%	First	Final policy	Not Applicable	Not Applicable	09/05/2014	$108,710.39	Not Applicable	2.000%	$334.25	10/01/2014	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of ‘xx, xx’.
xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx” instead of “xx”
xx county taxes for XXXX are paid off in the total amount of $X,XXX.X.
xx county (Xst installment) taxes for XXXX have been paid off in the amount of $XXX.XX and Xnd installment is due in the amount of $XXX.XX.
xx prior delinquent taxes have been found.
xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX to till date. xx loan has been in delinquency for more than X xx. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I $XXX.XX which was applied for the due date of xx/xx/XXXX. xx latest payment history does not reflect current UPB but the provided tape data as of xx/xx/XXXX reflects the UPB in the amount of $XX,XXX.XX.	xx:xx:
xx.pdf
 xx

xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX to till date. xx loan has been in delinquency for more than X xx. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I $XXX.XX which was applied for the due date of xx/xx/XXXX. xx latest payment history does not reflect current UPB but the provided tape data as of xx/xx/XXXX reflects the UPB in the amount of $XX,XXX.XX.
xx to the PACER, ‘xx’ (borrower) had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx POC was filed by creditor ‘xx’ on xx/xx/XXXX (under deadline) with secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX. xx-D in xx petition shows that the unsecured amount $ XX,XXX.XX out of secured claim in the amount of $XXX,XXX.XX and the value of collateral is $ XX,XXX.XX. xx was confirmed on xx/xx/XXXX. xx bankruptcy case was discharged on xx/xx/XXXX and was terminated on xx/xx/XXXX.
xx comments does not show any xx-XX impact and no evidence has been found in available comments regarding current employment of borrower.
xx evidences have been found regarding foreclosure filing.
xx per comment dated xx/xx/XXXX a roof of the property need to be repaired however, no more information regarding damages have been found in comments.
xx subject property is occupied by owner.
xx to be determined that reason for default.
xx:xx:xx to the PACER, ‘xx’ (borrower) had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx POC was filed by creditor ‘xx’ on xx/xx/XXXX (under deadline) with secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX. xx-D in xx petition shows that the unsecured amount $ XX,XXX.XX out of secured claim in the amount of $XXX,XXX.XX and the value of collateral is $ XX,XXX.XX. xx was confirmed on xx/xx/XXXX. xx bankruptcy case was discharged on xx/xx/XXXX and was terminated on xx/xx/XXXX.	xx loan was modified on xx/xx/XXXX with the X step amortization with the new principal balance of $XXX,XXX.XX. xx borrower promises to pay for the initial P&I in the amount of $XXX.XX with the new initial step interest rate of X.XX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx: ARM xx: xx: LIBOR - 6 month XX |---| |----| xx: ARM index type is xx applicable. xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx:    xx:    xx %:    xx: xx last name is xx.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balance amount is xx applicable.   xx: xx:
xx: xx per xx: $1243.14   xx: $1243.15   xx: $-0.01   xx %: -0.00080%   xx: xx advance balance per payment history is $1,243.14.   xx: xx:
xx: xx: xx: ARM   xx:    xx %:    xx: xx amortization type is xx.   xx: xx:
xx: xx: 10.850%   xx: 2.000%   xx: 8.850%   xx %: 8.xx%   xx: xx rate at first adjustment is 10.850%.   xx: xx:
xx: xx 3 P&I   xx: $448.61   xx: $448.81   xx: $-0.20   xx %: -0.04456%   xx: xx step 3 P&I is $448.61.   xx: xx:
xx: xx P&I   xx: $334.25   xx: $510.12   xx: $-175.87   xx %: -34.xx%   xx: xx original P$I is 334.25.   xx: xx:
xx: xx: 2.000%   xx: 5.000%   xx: -3.000%   xx %: -3.00000%   xx: xx original rate is 2.000%.   xx: xx:
xx: xx: 8.xx%   xx: 885.0000%   xx: -876.xx%   xx %: -876.xx%   xx: xx stated rate is 8.xx%.   xx: xx:
xx: xx: 1101112233201112233mmm34   xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: 43mmm3322111023322111011   xx: xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx:  xx:    xx %:    xx: xx address street is  xx.   xx: xx:
xx: xx: xx/xx/2053   xx: xx/xx/2036   xx: 6209 (xx)   xx %:    xx: xx maturity date is xx/xx/2053.   xx: xx:
xx: xx: PUD   xx: xx:    xx %:    xx:    xx: xx:
xx: xx / xx per xx: $xx: $xx: $623.80 xx %: 0.xx% xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101) Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to following factor:

This loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101) Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in IN State. The following disclosures are missing from the loan file.

1. Federal Consumer Credit Protection Act Disclosure
2. Insurance Freedom of Choice Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68100398	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,338.44	12/13/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$936.71	6.125%	360	xx	xx	FHA	Fixed	Purchase	99.460%	99.460%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	43.951%	First	Final policy	Not Applicable	Not Applicable	09/01/2016	$178,185.11	$7,035.11	3.250%	$637.60	09/01/2016	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx,N.A. which was recorded on xx/xx/XXXX. xx chain of assignment has been completed.
xx, the mortgage is assigned to xx, xx.
xx active liens or judgments have been found.
xx XXXX real estate taxes are payable in XXXX/XXXX. xx Xst installment taxes are paid.  xx, Xnd installment taxes are due on xx/xx/XXXX.
xx payment history as of xx/xx/XXXX shows that the borrower is delinquent for X xx and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX.xx current UPB per tape data is in the amount of $XX.	xx:xx of xx/xx/XXXX, the loan is in collections and past due from xx/xx/XXXX.
xx last payment was received on xx/xx/XXXX.
xx evidence of foreclosure action was found.
xx evidence of damage or repair to the subject property was found.
xx evidence of bankruptcy filed by the borrower has been found.

xx:xx:xx	xx loan modification agreement was made between xx and xx on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.xx borrower had also promise to pay the deferred balance in the amount of $X,XXX.XX on the maturity date on xx/xx/XXXX.	Affiliated Business Disclosure Notice of Servicing Transfer	xx: xx: xx, < 60 xx: xx, 60-119 xx |---| |----| xx: xx legal status is xx. xx: xx:
xx: xx (xx) per xx: $7035.11   xx: $2345.05   xx: $4690.06   xx %: 199.xx%   xx: xx principal per payment history is $7,035.11   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx is xx: xx:
xx: xx: 6.xx%   xx: 612.5000%   xx: -606.xx%   xx %: -606.xx%   xx: xx stated rate is 6.125%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string MMMMMMMMM1110100220202020   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx string reversed is 202020220010111MMMMMMMMM   xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx: xx date is xx: xx:
xx: xx: xx/xx/2056   xx: xx/xx/2038   xx: 6514 (xx)   xx %:    xx: xx maturity date is audit value is xx/xx/2056   xx: xx:
xx: xx / xx per xx: $xx: $xx: $3839.49   xx %: 2.xx%   xx: xx is $168,946.97   xx: xx:
xx: xx: $7035.11 xx: $0.00 xx: $7035.11 xx %: xx: xx: xx:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3436999	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,348.24	07/14/2020	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$661.82	4.375%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	01/13/2020	$131,027.55	Not Applicable	5.750%	$698.23	02/01/2020	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with MERS as nominee for xx loans xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment is xxomplete. xx, the mortgage is with xx, xx, as xx of the xx V-C. xx should be with xx.
xx active judgments or liens have been found.
xx city and county taxes of XXXX have been paid in the total amount of $X,XXX.XX.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with loan. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx latest payment history does not reflect current UPB but the provided tape data as of xx/xx/XXXX reflects the UPB in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with loan. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX.
xx per comment dated xx/xx/XXXX, the foreclosure was started by referring to attorney. xx dated xx/xx/XXXX states that the foreclosure was closed due to modification was granted.
xx to the PACER, xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $X,XXX.XX. xx per trustees final report dated xx/xx/XXXX, the subject creditor claim principal balance was paid in the amount of $XX,XXX.XX through bankruptcy. xx case was dismissed on xx/xx/XXXX and it was terminated on xx/xx/XXXX.
xx to collection comment, no damages or repairs have been found.
xx the time of origination borrower was working as xx at “xx” from X years X months.
xx:xx per comment dated xx/xx/XXXX, the foreclosure was started by referring to attorney. xx dated xx/xx/XXXX states that the foreclosure was closed due to modification was granted.
xx:xx to the PACER, xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX.
POC was filed on xx/xx/XXXX, in the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $X,XXX.XX. xx per trustees final report dated xx/xx/XXXX, the subject creditor claim principal balance was paid in the amount of $XX,XXX.XX through bankruptcy. xx case was dismissed on xx/xx/XXXX and it was terminated on xx/xx/XXXX.	xx loan modification agreement was made between borrower and servicer on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	Mortgage Insurance	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 4.xx%   xx: 437.5000%   xx: -433.xx%   xx %: -433.xx%   xx:    xx: xx:
xx: xx: 000000MMMMM2212222344MMM   xx: 0100FFF32221   xx:    xx %:    xx:    xx: xx:
xx: xx: MMM4432222122MMMMM000000   xx: 12223FF00010   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2060   xx: xx/xx/2045   xx: 5297 (xx)   xx %:    xx:    xx: xx:
xx: xx / xx per xx: $xx: $xx: $-527.91   xx %: -0.xx%   xx:    xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $10.00 xx %: 0.00765% xx: xx: xx:	4: Unacceptable	* Assets Verification (Lvl 4) "Gifts worth $10,000.00 has been submitted towards closing. However, Donor's bank statement proving Donor's ability is missing from the loan documents."
* Income documentation does not meet guidelines (Lvl 4)     "Source documents to verify the Other Income of $183.00 submitted on the Final application is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 69.301% as the Borrower income was $1,887.51 and total expenses are in the amount of $1,399.66 and the loan was underwritten by AUS/DU (Locator# XX Page#152) and its recommendation is “Approve/Eligible” and DTI is showing in it as 56.02%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the RESPA "Title Services and Lender's Title Insurance" (1101) validation test due to the loan provides a value of $1,351.65 for "Title Services and Lender's Title Insurance." However, the sum of all component fees, $1,401.65, does not equal the value entered for "Title Services and Lender's Title Insurance." There is a difference of $-50.00. This difference is caused due to Seller paid fee $50.00 in section 1101 were entered in the points and fees.

This loan failed the RESPA "Government Recording Charges" (1201) validation test. The loan provides a value of $235.00 for "Government Recording Charges." However, the sum of all component fees, $275.00, does not equal the value entered for "Government Recording Charges." There is a difference of $-40.00. This difference is caused due to Seller paid fees of 40.00 in section 1201 were entered in the points and fees.

This loan failed the RESPA "Required Services That You Can Shop For" (1301) validation test. The loan provides a value of $110.00 for "Required Services That You Can Shop For." However, the sum of all component fees, $105.00, does not equal the value entered for "Required Services That You Can Shop For." There is a difference of $5.00. Home Warranty fee of $5.00 paid by the borrower is not getting tested by the ComplianceEase."
* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is Moderate due to the loan failed following tests:
This loan failed the tax service fee test due to Final HUD-1 reflects Tax service fee of $90.00 charged to the borrower. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance.
Loan failed the Qualified Mortgage Safe Harbor Threshold due to APR Charged: 5.387% APR Threshold: 5.230% Over by: +0.157%. The loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the Higher-Priced Mortgage Loan Test due to APR Charged: 5.387% APR Threshold: 5.230% Over by: +0.157%. The loan is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2599945	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$911.13	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$337.99	8.458%	300	xx	xx	Conventional	Fixed	Cash Out	62.871%	62.871%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/24/2019	$52,399.08	Not Applicable	6.000%	$314.16	10/01/2019	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX with xx, xx.
xx chain of assignment has not been completed. xx, the mortgage is with xx, xx, A xx which was recorded on xx/xx/XXXX. xx should be assigned with xx.
xx is a junior mortgage which was originated on xx/xx/XXXX with lender xx, which was recorded on xx/xx/XXXX as xx# XXXX / XXX in the amount of $xx. xx junior mortgage holder, xx initiated the foreclosure by filing the notice of default on xx/xx/XXXX  which was recorded on xx/xx/XXXX. xx notice of default is filed by the xx on xx/xx/XXXX with case# xx. xx that time of FC initiation the subject loan is with (xx, xx). xx, the name of the subject creditor was not mentioned on the said xx of default.
xx taxes for the subject property were forfeited to the KY xx on xx/xx/XXXX for non-payment of property taxes, for the tax year XXXX. xx the other for the tax year of XXXX.
xx is a real estate tax in the amount of $XXX.XX in the favor of xx which was recorded on xx/xx/XXXX.
xx note states that these taxes have been redeemed. xx, the release was not recorded in county.
xx county and city taxes for the year of XXXX have been paid in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx to payment history as of xx/xx/XXXX, the borrower has been current with the loan and the next due for the payment is xx/xx/XXXX. xx last regular payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied to the due date of xx/xx/XXXX. xx current UPB is not reflected in the payment history, as the tape the UPB is in the amount of $XX	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last regular payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied to the due date of xx/xx/XXXX. xx to PACER xx, the borrower xx and xx had filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx loan was modified twice. xx evidences found in the loan file and servicing comments regarding foreclosure proceedings on the subject property.
xx RFD is unable to be determined. xx evidence of damage or repair to the subject property was found. xx comments have been found stating the borrower’s income has been impacted by COVID-19.

xx:xx:xx to PACER xx, the borrower xx R xx and xx T xx had filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with secured claim in the amount of $XX,XXX.XX and arrearage in the amount of $XX,XXX.XX. xx chapter XX plan was filed on xx/xx/XXXX and it was confirmed on xx/xx/XXXX, the debtor shall pay the trustee the amount of $XXX.XX per month for XX months. xx for xx was filed on xx/xx/XXXX and its order was granted on xx/xx/XXXX.	xx loan modification agreement was signed between the borrower xx & xx and the lender xx, xx, xx trustee of the xx V-C on xx/xx/XXXX. xx UPB is $XX,XXX.XX. xx borrower promises to pay P&I in the amount of $XXX.XX with and interest rate of X.XXX%, beginning from xx/xx/XXXX. xx maturity is xx/xx/XXXX. xx loan was modified twice since the origination.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx to PACER xx, the borrower xx R xx and xx T xx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2018. xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx per the mod, there is no deferred balance amount.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx per the note, there is no xx.   xx: xx:
xx: xx: 8.xx%   xx: 845.7600%   xx: -837.xx%   xx %: -837.xx%   xx: xx per the note, the original stated rate is 8.xx%   xx: xx:
xx: xx: 00012312111mmmmmmm4444mm   xx: xx:    xx %:    xx: xx per the xx history, the string is 001231211MMMMMMM4444MMM   xx: xx:
xx: xx: mm4444mmmmmmm11121321000   xx: xx:    xx %:    xx: xx per the xx history, the string reversed is MMM4444MMMMMMM112132100   xx: xx:
xx: xx:   xx:    xx %:    xx: xx per the note, the property address is 10 xx: xx:
xx: xx: xx/xx/2059   xx: xx/xx/2032   xx: xx (xx)   xx %:    xx: xx per the mod, the sated maturity is xx/xx/2059.   xx: xx:
xx: xx / xx per xx: $xx: $xx: $xx %: 18.08439% xx: xx per the xx history, the total debt is $61,305.64. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81881440	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,021.94	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$536.82	5.000%	360	xx	xx	Conventional	Fixed	Purchase	71.429%	103.571%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	$45,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report as of xx/xx/XXXX shows that the subject mortgage is on first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX
xx of assignment is xxomplete as the current assignee is xx. xx should be with xx.
xx is a junior civil judgment in the total amount of $X,XXX.XX.
xx estimated tax is $X,XXX.XX.
xx history as of xx/xx/XXXX shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.
xx evidence of post-closing foreclosure or bankruptcy has been found. xx intention is to retain the property.  xx evidence of damage or repair on subject property has been found. xx seems property is in good condition.

xx:xx:xx	xx	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx: xx. xx? xx: xx: xx |---| |----| xx: not applicable xx: xx:
xx: xx: 5.00000%   xx: 500.0000%   xx: -495.00000%   xx %: -495.00000%   xx: as per origianl note   xx: xx:
xx: xx: 000001212111011211MMMMMM   xx: xx:    xx %:    xx: xx per payment history   xx: xx:
xx: xx: MMMMMM112110111212100000   xx: xx:    xx %:    xx: xx per payment history   xx: xx:
xx: xx / xx per xx: $xx: $xx: $2237.65 xx %: 2.xx% xx: as per payment xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA APR Test.
Loan data 0.000%, comparison data 5.204% hence the variance is -5.204%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow accounting disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79844699	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,413.44	01/02/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$765.43	8.300%	360	xx	xx	Conventional	ARM	Refinance	51.316%	51.316%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/19/2019	$206,411.17	Not Applicable	6.500%	$1,304.66	06/01/2019	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender xx, xx which was recorded on xx/xx/XXXX. xx chain of assignment has not been completed. xx, the mortgage assignment is with xx, xx. xx is on first lien position. xx active judgments or liens found on the subject property.
xx report, the values are updated as per same.
xx per payment history dated xx/xx/XXXX, the borrower is current with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX(PITI) which was applied for due date xx/xx/XXXX. xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%.xx current UPB reflected as per the payment history is in the amount of $XX. xx UPB as of date is not mentioned in the updated payment history. xx, we have considered the UPB as per tape data.	xx:xx current status of the loan is performing .
xx per payment history dated xx/xx/XXXX, the borrower is current with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX(PITI) which was applied for due date xx/xx/XXXX. xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%.xx current UPB reflected as per the payment history is in the amount of $XX. xx UPB as of date is not mentioned in the updated payment history. xx, we have considered the UPB as per tape data.
xx loan has been modified since the origination.
xx servicing comments dated xx/xx/XXXX the file was referred to foreclosure on xx/xx/XXXX.
xx, no comments have been found regarding the fc.
xx comments have been found regarding the bankruptcy.
xx subject property is in good condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to xx-XX.

xx:xx per collection comments the foreclosure were iniated and refer to attorney on xx/xx/XXXX. xx comments have been found regarding foreclosure.
xx:xx	xx loan modification agreement made between the lender xx,xx and the borrower xx-xx on xx/xx/XXXX with new principal balance of $XXX,XXX.XXand fixed rate of interest X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $X,XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.xx modification does not contain balloon payment.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure	xx: xx: xx: xx, < 60 xx |---| |----| xx: xx legal status is performing. xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: FC is yes   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx amount is N/A.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx at xx (xx)   xx: xx: xx:    xx %:    xx: xx subject property type investment.   xx: xx:
xx: xx: 8.xx%   xx: 830.0000%   xx: -821.xx%   xx %: -821.xx%   xx: xx rate is 8.30%.   xx: xx:
xx: xx: 00000000000000MMMMMMMMMM   xx: xx:    xx %:    xx: xx PH string is 0000000000000000000000000   xx: xx:
xx: xx: MMMMMMMMMM00000000000000   xx: xx:    xx %:    xx: xx PH string is 0000000000000000000000000   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx/xx/2049   xx: xx/xx/2037   xx: 4383 (xx)   xx %:    xx: xx date is xx/xx/2049.   xx: xx:
xx: xx: PUD   xx: xx (1-4 xx)   xx:    xx %:    xx: xx properrt type PUD.   xx: xx:
xx: xx / xx per xx: $xx: $xx: $-3464.58 xx %: -1.xx% xx: xx debt s $200,639.45. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file. However, the initial 1003 copy is available located at xx
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan files."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86055364	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,873.45	01/13/2025	Unavailable	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$801.51	3.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	21.641%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that, subject mortgage with xx I xx and xx (borrower) and xx, N.A. (xx) was originated on xx/xx/XXXX in the amount $XXX,XXX.XX which was recorded on xx/xx/XXXX with instrument# XXXX-xx.

xx of assignment has been completed.
xx taxes for the year XXXX have been paid in the amount $X,XXX.XX. xx any delinquent taxes have been found.

xx ownership of the subject property is vesting in the name xx I xx and xx.
xx to the payment history as of xx/xx/XXXX, the borrower is currently performing. xx last payment was received on xx/xx/XXXX, and the next due date for payment is xx/xx/XXXX. xx P&I amount of $XXX.XX. xx UPB reflected as per the payment history is in the amount of $XX.	xx: xx per payment history, currently the loan status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is currently performing. xx last payment was received on xx/xx/XXXX, and the next due date for payment is xx/xx/XXXX. xx P&I amount of $XXX.XX. xx UPB reflected as per the payment history is in the amount of $XX.
xx per latest servicing comments report, the reason for default for borrower is unable to determine.
xx per comments dated xx/xx/XXXX, the foreclosure sale was scheduled on xx/xx/XXXX; however, the comments dated xx/xx/XXXX, the foreclosure hold due loss mitigation which was placed on xx/xx/XXXX; completed and the file was closed as the process was completed.
xx per comments dated xx/xx/XXXX, the borrower is contesting the modification decision income calculation without asserting a change in circumstances; however, there are no comments reporting this matter has been resolved.
xx per comments dated
xx:xx per comments dated xx/xx/XXXX, the foreclosure sale was scheduled on xx/xx/XXXX; however, the comments dated xx/xx/XXXX, the foreclosure hold due loss mitigation which was placed on xx/xx/XXXX; completed and the file was closed as the process was completed.
xx per comments dated xx/xx/XXXX, the borrower is contesting the modification decision income calculation without asserting a change in circumstances; however, there are no comments reporting this matter has been resolved.
xx per comments dated xx/xx/XXXX, the foreclosure was again initiated and the file was referred to an attorney on xx/xx/XXXX and no hold regarding or  further details regarding this has been found.
xx:xx	xx	Good Faith Estimate	xx: xx in xx? xx: xx: xx |---| |----| xx: xx per review the foreclosure was initiated. xx: xx:
xx: xx: xx: xx/xx/2018   xx:    xx %:    xx: not applicable.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: not applicable.   xx: xx:
xx: xx: 3.xx%   xx: 362.5000%   xx: -358.xx%   xx %: -358.xx%   xx: xx per NOTE, the original stated rate of interest is 3.6250%.   xx: xx:
xx: xx: 000011110000123000MMMMMM   xx: xx:    xx %:    xx: xx per payment history the string is 000000000000000000000000.   xx: xx:
xx: xx: MMMMMM000321000011110000   xx: xx:    xx %:    xx: xx per payment history the string is reversed 000000000000000000000000.   xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: 1 (xx)   xx %:    xx: not applicable.   xx: xx:
xx: xx / xx per xx: $xx: $xx: $392.39 xx %: 0.xx% xx: xx per tape data of payment history the UPB is $xx. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "RESPA "Title Services and Lender's Title Insurance" (1101)
Validation Test:
FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the RESPA "Title Services and Lender's Title Insurance" (1101) validation test.
The loan provides a value of $696.37 for "Title Services and Lender's Title Insurance." However, the sum of all component fees,
$102.89, does not equal the value entered for "Title Services and Lender's Title Insurance." There is a difference of $593.48.
If any "Title Services and Lender's Title Insurance" component fees are provided to ComplianceAnalyzer, then all component fees that contribute to the total "Title Services and Lender's Title Insurance" should be provided and their sum must reflect the total "Title Services and Lender's Title Insurance." This is necessary in order to correctly calculate the loan's finance charge and
APR."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from the loan files."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per NOTE, the Loan was originated on xx/xx/2012. As per HUD-1 settlement and disbursement date is xx/xx/2012."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1568894	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,316.00	10/07/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$282.69	11.956%	240	xx	xx	Conventional	Fixed	Cash Out	28.607%	28.607%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/01/2017	$46,264.54	Not Applicable	4.635%	$212.02	09/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for xx.
xx chain of the assignment has not been completed. xx, the mortgage is with xx, xx, as xx of xx V-C which was recorded on xx/xx/XXXX. xx, the assignment is missing to xx.
xx active judgment or liens have been found.
xx annual taxes of XXXX due in the total amount of $XXXX.XX.
xx annual taxes of XXXX are due in the total amount of $XXX.
xx delinquent taxes have been found for the prior year.

xx review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB reflected is in the amount of $XXtill the due date of xx/xx/XXXX.	xx:xx review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/XXXX. xx review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB reflected is in the amount of $XXtill the due date of xx/xx/XXXX. xx debtor xx and xx-xx had filed bankruptcy under chapter-XX on xx/xx/XXXX with the xx#xx and the plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim of $XX,XXX.XX and an arrearage amount of $XX,XXX.XX. xx bankruptcy was dismissed on xx/xx/XXXX and the case was terminated on xx/xx/XXXX. xx per the document# xx borrower xx L. xx had deceased on xx/xx/XXXX. xx loan was modified on xx/xx/XXXX between the borrower xx xx. xx loan has been modified once since origination. xx damage and repairs have been found.
xx:xx:xx debtor xx and xx-xx had filed bankruptcy under chapter-XX on xx/xx/XXXX with the xx#xx and the plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim of $XX,XXX.XX and an arrearage amount of $XX,XXX.XX. xx bankruptcy was dismissed on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.	xx loan was modified on xx/xx/XXXX between the borrower xx L xx. xx new principal balance is $XXand the interest bearing principal amount is of $XX,XXX.XX. xx borrower promised to pay the P&I of $XXX.XX with the new interest rate of X.XXX % beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX. xx is no provision for the balloon payment and it has X modification steps. xx loan has been modified once since origination.	Credit Application Good Faith Estimate Missing Required State Disclosures	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx close bankruptcy found. xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx P&I   xx: $212.02   xx: $204.81   xx: $7.21   xx %: 3.xx%   xx: xx P&I is $212.02.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx ? is xx.   xx: xx:
xx: xx: 11.xx%   xx: 1195.560%   xx: -1183.xx%   xx %: -1183.xx%   xx: xx 11.xx%.   xx: xx:
xx: xx: 0101011234412340012234MM   xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: MM4322100432144321101010   xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx in xx: $xx: $xx: $1572.28   xx %: 3.xx%   xx: xx in xx.   xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx/xx/2057   xx: xx/xx/2031   xx: xx (xx)   xx %:    xx: xx is xx/xx/2057.   xx: xx:
xx: xx / xx per xx: $xx: $xx: $xx %: 59.xx% xx: $68,977.04. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate as the Loan is failing for State Regulation Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the prohibited fees test.
If the loan is a Consumer Loan (Iowa Code §537.1301(15)) it may charge an "additional charge". (Iowa Code §537.2501 and §537.2507). If the loan is a Home Acquisition Loan (Iowa Code §535.8(1)) the lender may collect fees as allowed by statute. (Iowa Code §535.8(4), Gardin v. Long Beach Mortgage Co. 661 N.W.d2 193) If the loan is a Home Equity Line of Credit (Iowa Code §535.10(1)) the lender may collect fees as allowed by statute. (Iowa Code §535.10(3); §535.8(4), and Gardin v. Long Beach Mortgage Co."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Iowa. The following state disclosures are missing from the loan file.
1.Credit Agreement Disclosure
2.Cosigner Notice
3.Notice to Consumer
4.Compliance with Truth in Lending Act
5.Choice of Insurer Disclosure"
* Not all borrowers signed TIL (Lvl 2)     "The Final TIL is not signed by the borrowers."
* ROR not hand dated by borrower(s) (Lvl 2)     "The ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrowers."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95799091	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$421.82	12/30/2024	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,107.39	10.997%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/26/2019	$92,691.27	Not Applicable	5.000%	$446.95	04/01/2019	Financial Hardship	xx per review of latest updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of ‘xx,xx.’ which was recorded on xx/xx/XXXX under xx/xx# xx XXXX / XXXX. xx chain of assignment has not been completed as the mortgage is currently with “xx, xx, xx V-C ” instead of the current assignee xx. xx active judgments or liens found. XXXX xx taxes are paid in the amount of $XXX.XX on xx/xx/XXXX.	xx per review of latest payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx latest payment history does not reflect current UPB but the provided tape data as of xx/xx/XXXX reflects the UPB in the amount of $XX,XXX.XX.	xx:xx loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx latest payment history does not reflect current UPB but the provided tape data as of xx/xx/XXXX reflects the UPB in the amount of $XX,XXX.XX.
xx comments have been found regarding the reason for default.
xx per collection comments and updated title report, the foreclosure was initiated. xx notice of lis xx located at “xx” was filed on xx/xx/XXXX by the ‘xx.xx final judgment was filed on xx/xx/XXXX.xx per collection comment dated xx/xx/XXXX, the foreclosure sale which was set on xx/xx/XXXX was cancelled as loan modification agreement was made on xx/xx/XXXX .xx further details have been found.
 xx information pertaining to bankruptcy has been found.  xx any damages have been found to the subject property. xx subject property is owner occupied. xx comment found stating that the borrower’s income is impacted due to xx-XX.
xx:xx per collection comments and updated title report, the foreclosure was initiated. xx notice of lis xx located at “xx” was filed on xx/xx/XXXX by the ‘xx.xx final judgment was filed on xx/xx/XXXX.xx per collection comment dated xx/xx/XXXX, the foreclosure sale which was set on xx/xx/XXXX was cancelled as loan modification agreement was made on xx/xx/XXXX .xx further details have been found.
xx:xx	xx to the modification, the loan was modified on xx/xx/XXXX. xx new modified principal balance as per modification is in the amount of $XXwith interest rate starting at X.XX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx loan was modified twice.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx: xx: xx: xx, < 60 xx |---| |----| xx: xx updated as per the available documents. xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx updated as per the available documents.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balance is not available.   xx: xx:
xx: xx: xx/xx/2000   xx: xx/xx/2002   xx: -633 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx: xx updated as per the available documents.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is missing is from loan files.   xx: xx:
xx: xx: 360   xx: 240   xx: 120   xx %: 50.00000%   xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx amort is not applicable.   xx: xx:
xx: xx P&I   xx: $1107.39   xx: $875.91   xx: $231.48   xx %: 26.xx%   xx:    xx: xx:
xx: xx: 10.xx%   xx: 1099.680%   xx: -1088.xx%   xx %: -1088.xx%   xx: xx stated rate is 10.xx%.   xx: xx:
xx: xx: 011111111001100444MMMMMM   xx: xx:    xx %:    xx: xx history string is 011111111001100444MMMMMMMMMM.   xx: xx:
xx: xx: MMMMMM444001100111111110   xx: xx:    xx %:    xx: xx history string is MMMMM44400110011111111.   xx: xx:
xx: xx:   xx:    xx %:    xx: xx updated as per the available documents.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx updated as per the available documents.   xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2022 xx: xx (xx) xx %: xx: xx updated as per the available documents. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "As per review, final application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE risk indicator is Moderate due to

1) TILA Finance Charge Test: Loan data is  $125,365.99, Comparison Data $129,992.82 and Variance -$4,626.83.

2) TILA Foreclosure Rescission Finance Charge Test: Loan data is  $125,365.99, Comparison Data $129,992.82 and Variance -$4,626.83.

3) TILA APR Test:  Loan Data 11.000% Comparison Data 11.866%  Variance -0.866%"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result FAIL Loan Data $125,365.99 Comparison Data $129,992.82 Variance -$4,626.83  TILA Foreclosure Rescission Finance Charge Test: Result FAIL  Loan Data $125,365.99  Comparison Data $129,992.82  Variance -$4,626.83  TILA APR Test: Result FAIL Loan Data 11.000% Comparison Data 11.866%  Variance -0.866%"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "As per review, appraisal report is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.  1. Anti-Coercion Notice 2. Title Insurance Disclosure 3. Radon Gas Disclosure 4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22105119	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,599.71	01/16/2025	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,367.74	5.875%	360	xx	xx	FHA	Fixed	Refinance	72.482%	72.482%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	644	Not Applicable	77.822%	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2020	$251,757.37	Not Applicable	6.500%	$1,473.93	02/01/2020	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, in favor of MERS as nominee for xx. recorded in xx# | xx/xx# xx / XXX.
xx chain of assignment has been not completed. xx from xx, xx, and xx of the xx VB to xx is missing.
xx active mortgages, liens, and judgments have been found.
xx prior year delinquent taxes have been found.
xx per the review of payment history as of xx/xx/XXXX, the borrower is current with a loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXth an interest rate of X.X%. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx current loan status is performing. xx per the review of payment history as of xx/xx/XXXX, the borrower is current with a loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXth an interest rate of X.X%. xx current UPB reflected as per the payment history is in the amount of $XX.
xx loan was modified on xx/xx/XXXX between the borrower xx-xx and lender xx, xx. xx new modified principal balance as per modification is in the amount of $XX with an interest rate of X.X % and the borrower promises to pay P&I in the amount of $XXXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.
xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx comments have been found regarding xx-XX impact.

xx:xx per the review of collection comments, the foreclosure was initiated in XXXX. xx file was referred to an attorney on xx/xx/XXXX. xx FC file was closed as the loan was modified effective xx/xx/XXXX.
xx:xx	xx loan was modified on xx/xx/XXXX between the borrower xx-xx and lender xx, xx. xx new modified principal balance as per modification is in the amount of $XX with an interest rate of X.X % and the borrower promises to pay P&I in the amount of $XXXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.	Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx: xx in xx? xx: xx: xx |---| |----| xx: xx per collection comment the property is active in foreclosure ,xx, the tape data reflects xx. xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx per modification,the mod doesn’t contain deferred balance. xx, the tape data reflects deferred balnce in the amount of $0.   xx: xx:
xx: xx of xx: xx/xx/2020   xx: xx/xx/2020   xx: -15 (xx)   xx %:    xx: xx per modification agreement, the last modified on xx/xx/2020. xx, the tape data reflects on xx/xx/2020.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 5.xx%   xx: 587.5000%   xx: -581.xx%   xx %: -581.xx%   xx: xx per note, originally stated rate is 5.xx%%. however, the tape data reflects 587.50%.   xx: xx:
xx: xx: 000000000000000000000000   xx: 0000FFFFFFFF   xx:    xx %:    xx: xx per xx history string 000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: FFFFFFF00000   xx:    xx %:    xx: xx per xx history string reversed 000000000000000000000000.   xx: xx:
xx: xx: \ xx . xx, the tape data reflects address is 7202 xx.   xx: xx:
xx: xx: xx/xx/2060 xx: xx/xx/2039 xx: 7427 (xx) xx %: xx: xx per note, stated maturity date is xx/xx/2060. xx, the tape data reflects on xx/xx/2039. xx: xx:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per 1003 dated xx/xx/2009, the total monthly income is in the amount of $XXnd the total monthly expenses are in the amount of $4,435.84. Hence, the DTI is calculated as 77.822% which is exceeding 60% DTI limit."
* MI, FHA or MIC missing and required (Lvl 2)     "This is an FHA Loan. The loan was originated on xx/xx/2009 as an FHA loan with case # xx. However, MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file:
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40582960	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$836.00	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$733.13	8.297%	240	xx	xx	Conventional	Fixed	Cash Out	93.202%	93.202%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	34.429%	First	Final policy	Not Applicable	Not Applicable	05/01/2017	$98,868.67	Not Applicable	2.731%	$519.03	05/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX, shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX with xx, xx.
xx chain of assignment has not been completed. xx last assignment is with xx, xx, as owner trustee of the xx V-C, it should be with xx.
xx active liens and judgments have been found.
xx combined jurisdiction tax for the year of XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx to the payment history, the borrower has been delinquent for X month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX.xx UPB reflected as per the payment history tape data is in the amount of $XX	xx:xx review of the collection comment shows that the loan is in active xx.
xx to the payment history, the borrower has been delinquent for X month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX.xx UPB reflected as per the payment history tape data is in the amount of $XX
xx per the servicing comments, current occupancy of the subject property is unable to be determined. xx damages or repairs are found.

xx:xx:xx to the PACER, the borrower xx had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim amount of $XXX,XXX.XX and the amount arrearage is $XX,XXX.XX. xx BK case is active and the date of last filing is xx/xx/XXXX.	xx modification agreement was made between xx, xx and xx, LLC on xx/xx/XXXX. xx borrower promises to pay the new UPB in the amount of $XX,XXX.XX with step interest rate starting from X.XXX% which is step up in X steps and ending at interest rate X.XXX% and the starting P&I is in the amount of $XXinning from xx/xx/XXXX till the maturity date xx/xx/XXXX.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx: xx: xx-xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balance amount is not applicable.   xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx amortization type is step.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. amort potential is not applicable.   xx: xx:
xx: xx: 8.xx%   xx: 829.7000%   xx: -821.xx%   xx %: -821.xx%   xx: xx stated rate 8.xx%.   xx: xx:
xx: xx: 112222222222222222mmmmmm   xx: xx:    xx %:    xx: xx history string is 012222222222222222mmmmmm.   xx: xx:
xx: xx: mmmmmm222222222222222211   xx: xx:    xx %:    xx: xx history string reversed is mmmmmm222222222222222210.   xx: xx:
xx: xx: xx/xx/2038   xx: xx/xx/2025   xx: 4735 (xx)   xx %:    xx: xx maturity date is xx/xx/2038.   xx: xx:
xx: xx / xx per xx: $xx: $xx: $7791.64 xx %: 8.xx% xx: $89,840.09 xx: xx:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This is conventional loan. The LTV is 93.20% and hence the MI certificate is required which is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Oklahoma State. The following state disclosures are missing from the loan file.
1.OK Title protection notice
2.Insurance Disclosure
3.NSF Fee Disclosure
4.Over-the-limit fees
5.Notice of Rights to Obtain a Security Freeze"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40937907	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,502.00	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$292.29	5.000%	360	xx	xx	Conventional	Fixed	Refinance	80.048%	80.048%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	745	Not Applicable	19.684%	First	Final policy	Not Applicable	Not Applicable	09/01/2016	$52,980.25	Not Applicable	5.000%	$255.47	09/01/2016	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $ XX,XXX.XX with xx N.A.

xx chain of assignment has been not completed as the subject mortgage is currently assigned to xx xx instead of xx.

xx is an active  junior xx judgment against the borrower xx L. xx in the amount of $ X,XXX.XX in favor of xx of xx and it was recorded on xx/xx/XXXX.

 xx tax for the year of XXXX have been due in the amount of $XXX.XX.

xx per the review of payment history as of xx/xx/XXXX, the borrower has been current with the loan and the next due date for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $ XXX.XX for the due date of xx/xx/XXXX.xx UPB reflected as per the payment history is in the amount of $XX.
xx:xx review of the collection comment shows that the loan is in active bankruptcy.
xx per the review of payment history as of xx/xx/XXXX, the borrower has been current with the loan and the next due date for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $ XXX.XX for the due date of xx/xx/XXXX.xx UPB reflected as per the payment history is in the amount of $XX.
xx per the servicing comments, current occupancy of the subject property is unable to be determined. xx damages or repairs are found.
xx:xx:xx borrower xx L xx had filed the bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX.xx POC was filed on xx/xx/XXXX with the secured claim of $ XX,XXX.XX and the amount of arrearage is $X,XXX.XX.xx case is active and the date of last filing is xx/xx/XXXX.

xx loan modification agreement was made between on xx/xx/XXXX.xx borrower promises to pay the new UPB in the amount of $XX,XXX.XX with the annual interest rate of X.XX% and the modified P&I is in the amount of $XXinning from xx/xx/XXXX till the maturity date xx/xx/XXXX.	Affiliated Business Disclosure Origination Appraisal	xx: xx: xx-xx: xx |---| |----| xx: xx current xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balance amount is xx applicable   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx petential is not applicable   xx: xx:
xx: xx: 5.00000%   xx: 500.0000%   xx: -495.00000%   xx %: -495.00000%   xx: xx 5.0%   xx: xx:
xx: xx: 00000000000001234M44MMMM   xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: MMMM44M43210000000000000   xx: 000000000001   xx:    xx %:    xx: xx history string reversed is xx: xx:
xx: xx of xx: xx - xx: xx rate or term   xx:    xx %:    xx: xx of xx per application xx -other   xx: xx:
xx: xx: xx: xx/xx/2016   xx:    xx %:    xx: xx date is not applicable   xx: xx:
xx: xx: xx/xx/2056   xx: xx/xx/2041   xx: 5357 (xx)   xx %:    xx: xx maturity date is xx/xx/2056   xx: xx:
xx: xx / xx per xx: $xx: $xx: $xx %: 22.xx% xx: $51,649.02 xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL Loan Comparison Data $90.00 $0.00 Variance+$90.00
The loan failed the prohibited fees test.
Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited:
If the loan is a Consumer Loan (Iowa Code §537.1301(15)) it may charge an "additional charge".
If the loan is a Home Acquisition Loan  the lender may collect fees as allowed by statute.
If the loan is a Home Equity Line of Credit (Iowa Code §535.10(1)) the lender may collect fees as allowed by statute."
* Missing Appraisal (Lvl 2)     "The Appraisal report is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48295449	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,456.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$811.94	5.500%	360	xx	xx	Conventional	Fixed	Cash Out	59.583%	59.583%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	653	Not Applicable	39.209%	First	Final policy	Not Applicable	Not Applicable	07/17/2013	$144,873.65	Not Applicable	5.500%	$747.22	09/01/2013	Financial Hardship	xx updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been completed. xx the assignment is with xx, xx, as xx of the xx V-C, which was recorded on xx/xx/XXXX; however, it should be with xx. xx is a junior mortgage against the subject property in the favor of xx, in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX. xx is a hospital lien in the favor of xx; xx; xx; in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX. xx combined taxes of XXXX have been paid in the amount of $X,XXX.XX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current UPB reflected in the tape of the payment history is in the amount of $XX for the due date of xx/xx/XXXX.
xx:xx per the collection comments as of xx/xx/XXXX, the borrower is current with the loan. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current UPB reflected in the tape of the payment history is in the amount of $XX for the due date of xx/xx/XXXX. xx reason for default is unable to be determined. xx evidences have been found regarding borrower occupancy and damages/repairs in the comments.
xx:xx:xx to the PACER, the borrower xx had filed the bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim amount of $XXX,XXX.XX and the amount of arrearage was $XX,XXX.XX. xx date of last filing is xx/xx/XXXX.	xx modification agreement was signed between the borrower xx A xx and the lender xx on xx/xx/XXXX. xx unpaid principal balance was $XXX,XXX.XX with an interest rate of X.XX%. xx borrower promises to pay the monthly P&I of $XXX.XX beginning from xx/xx/XXXX. xx maturity is xx/xx/XXXX.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx: xx: xx: xx |---| |----| xx: xx. xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balance amount is not applicable.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. amort potential is not applicable.   xx: xx:
xx: xx: 5.xx%   xx: 550.0000%   xx: -544.xx%   xx %: -544.xx%   xx: xx stated rate is 5.xx%.   xx: xx:
xx: xx: 000000000000000012mmmmmm   xx: 000000000000   xx:    xx %:    xx: xx history string is 000000000000000012mmmmmm.   xx: xx:
xx: xx: mmmmmm210000000000000000   xx: 000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2016   xx:    xx %:    xx: xx date is not applicable.   xx: xx:
xx: xx: xx/xx/2053   xx: xx/xx/2040   xx: 4809 (xx)   xx %:    xx: xx maturity date is xx/xx/2053.   xx: xx:
xx: xx / xx per xx: $xx: $xx: $xx %: 22.xx% xx: $166,304.27. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, Loan Data: $150,512.05, Comparison Data: $150,708.73 & Variance -$196.68.
This loan failed the TILA finance charge test.
The finance charge is $150,708.73. The disclosed finance charge of $150,512.05 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $150,708.73. The disclosed finance charge of $150,512.05 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74334002	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,214.39	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$358.93	5.250%	360	xx	xx	Conventional	Fixed	Cash Out	76.471%	76.471%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	53.904%	First	Unavailable	Not Applicable	Not Applicable	10/01/2018	$62,242.32	Not Applicable	5.250%	$310.50	11/01/2018	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on first lien position. xx is one state tax lien against the borrower in the amount of $XXX.XX which was recorded on xx/xx/XXXX in favor of xx of xx of xx. xx is one credit card judgment on the subject property in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx prior year delinquencies have been found.	xx per payment history dated xx/xx/XXXX, the borrower is xx with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX xx UPB as of date is not mentioned in the updated payment history. xx, we have considered the UPB as per tape data.	xx:xx the loan is in performing. xx history is missing from xx/xx/XXXX to xx/xx/XXXX. xx, we require latest XX months payment history. xx history is available from xx/xx/XXXX to xx/xx/XXXX, xx/xx/XXXX to xx/xx/XXXX & xx/xx/XXXX to xx/xx/XXXX. xx per payment history dated xx/xx/XXXX, the borrower is xx with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX xx UPB as of date is not mentioned in the updated payment history. xx, we have considered the UPB as per tape data. xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx comments have been found regarding foreclosure. xx comments are available from xx/xx/XXXX to xx/xx/XXXX. xx, we require latest XX months collection comments. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX, xx/xx/XXXX to xx/xx/XXXX, xx/xx/XXXX to xx/xx/XXXX & xx/xx/XXXX to xx/xx/XXXX respectively. xx bankruptcy has been filed. xx per collection comment the subject property is occupied. xx comment regarding damage and repairs located to the subject property.
xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	xx: xx: xx: |---| |----| xx: xx name is xx. xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balance is $0.00   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx potential is N/A.   xx: xx:
xx: xx: 5.xx%   xx: 525.0000%   xx: -519.xx%   xx %: -519.xx%   xx: xx rate is 5.250%.   xx: xx:
xx: xx: 000000000000000000123MMM   xx: 000000000000   xx:    xx %:    xx: xx history string is 000000000000000000123MMM.   xx: xx:
xx: xx: MMM321000000000000000000   xx: 000000000000   xx:    xx %:    xx: xx history string reversed is MMM321000000000000000000.   xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/2040   xx: 6848 (xx)   xx %:    xx:    xx: xx:
xx: xx / xx per xx: $xx: $xx: $2166.56 xx %: 3.xx% xx: xx debt is $63,612.52 xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $67,083.07. The disclosed finance charge of $66,995.82 is not considered accurate for purposes of rescission because it is understated by more than $35.
																																																																																								The loan data is $66,995.82 and comparison data is $67,083.07; hence, the variance is -$87.25."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55537102	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	No	First	$189.00	$49.16	07/06/2020	XX	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$417.48	6.875%	360	xx	xx	Conventional	Fixed	Refinance	73.046%	73.046%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/28/2016	$57,294.86	Not Applicable	6.875%	$182.12	01/01/2017	Financial Hardship	xx per updated title report dated xx/xx/XXXX, annual combined taxes for XXXX and XXXX are delinquent in the amount of $XXX.XX and good through date for these taxes was xx/xx/XXXX. xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX, with xx, . with xx#XXXX|xx/xx# XXXXX/ XXXXX. xx chain of assignment has not been completed; currently the assignment is with xx, as xx of the xx III xx. xx, it should be with xx. xx is a junior mortgage against the subject property active in the favor of SC xx. recorded on xx/xx/XXXX in the amount of $XX,XXX.XX with xx# xx|xx/xx# XXXX/ XXX. xx is a civil judgment against the borrower active in the favor of Xst xx in the amount of $X,XXX.XX recorded on xx/xx/XXXX. xx combined taxes for the year of XXXX and XXXX are delinquent in the amount of $XXX.XX and good through date for these taxes was xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx per comment history, the loan is in active bankruptcy. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX xx occupancy of the subject property is unable to be determined. xx comments were indicating damages and repairs to the subject property. xx comments does not show any xx-XX impact and no evidence has been found in available comments regarding current employment of borrower.
xx:xx per updated title report, the foreclosure was initiated. xx file was referred to an attorney on xx/xx/XXXX and the complaint was filed on xx/xx/XXXX with case# xx, the foreclosure put on hold due to borrower filed bankruptcy under chapter XX. xx further details have been found.
xx:xx to the PACER, the borrower xx had filed bankruptcy under xx-XX with the xx# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, with the claim amount of $XX,XXX.XX and the arrearage amount is $X,XXX.XX. xx XX plan was confirmed on xx/xx/XXXX. xx debtor shall pay to the trustee the sum of $XXX.XX for XX months under xx XX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XX,XXX.XX and the value of the collateral is $XX,XXX.XX. xx, the unsecured portion is $X,XXX.XX.	xx to the modification, the loan was modified on xx/xx/XXXX between the borrower xx and the lender xx. xx new modified principal balance as per modification is in the $XX,XXX.XX with interest rate starting at X.XXX% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx interest-bearing amount is $XX,XXX.XX. xx is principal forgiven amount is $XX,XXX.XX. xx is no deferred balance.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Right of Rescission	xx: xx: xx: |---| |----| xx: xx per note, borrower xx name is xx. xx, the tape data reflects name is xx of xx L xx. xx: xx:
xx: xx: xx-xx: xx:    xx %:    xx: xx status is xx-xx.   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx foreclosure put on hold due to borrower filed bankruptcy under chapter 13.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balance is not available.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: the loan is fixed rated. xx, xx amort is not applicable.   xx: xx:
xx: xx: 6.xx%   xx: 687.5000%   xx: -680.xx%   xx %: -680.xx%   xx: xx per note, originally stated rate is 6.875%. xx, the tape data reflects 687.xx%.   xx: xx:
xx: xx: 00010101112223334434MMMM   xx: xx:    xx %:    xx: xx per payment history string is 000101011223334434MMMM. xx, the tape data reflects string is xx.   xx: xx:
xx: xx: MMMM43443332221110101000   xx: xx:    xx %:    xx: xx per payment history string reversed is MMMM43443332221110101000. xx, the tape data reflects string is xx.   xx: xx:
xx: xx / xx per xx: $xx: $xx: $xx %: 82.xx%   xx: xx per payment history, total xx is $35,361.89.   xx: xx:
xx: xx: $xx: $0.00   xx: $xx %:    xx: xx per modification the total forgiven principal amount is $36,000.00   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-81.23 xx %: -0.xx% xx: xx per payment history, the current UPB is $19,257.35. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test. Closed-end  The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina. The following required state disclosures are missing from the loan file. 1. Agent Preference Disclosure 2. Casualty Insurance Disclosure 3. Manufactured Home Loan  Disclosures"
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed to the land According to the Appraisal report dated xx/xx/2002 located at “xx” the subject property type is manufactured home. The Alta-7 endorsement for manufactured home does not attached with the title policy also VIN# is not provided with the legal description of the subject mortgage; however, as per the Affixation Affidavit located at: (xx2), the real estate has been permanently affixed to the land with Manufacturer’s xx ."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Truth in lending is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51002535	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$748.15	$1,376.55	12/18/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,023.26	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	78.947%	78.947%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/28/2019	$187,420.11	Not Applicable	6.750%	$1,130.81	06/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as nominee for xx and xx, N.A. with xx# xx | xx/xx# XXX /XXX.

xx chain of assignment has not been completed. xx last assignments is with US xx N.A. recorded on xx/xx/XXXX with xx# xx | xx/xx# XXXX / XXXX. xx last assignee should be xx.

xx is an active junior mortgage in the favor of xx and xx, N.A. recorded on xx/xx/XXXX for the amount of $ XX,XXX.XX.

xx active liens and judgments have been found.

xx annual tax for the year XXXX is delinquent in the amount of $ XXX.XX due on xx/xx/XXXX and good through on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX with the amount of $X,XXX.XX. xx due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXith interest rate of X.XXX %xx UPB as per the latest payment history is unable to determine but UPB as per tape data is in the amount of $XX.	xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX with the amount of $X,XXX.XX. xx due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXith interest rate of X.XXX %xx UPB as per the latest payment history is unable to determine but UPB as per tape data is in the amount of $XX.
xx reason for default is unable to be determined. xx subject property has been occupied by the owner. xx per the comment dated xx/xx/XXXX the subject property had damaged due to hail. xx amount of damage has not been provided. xx further details have been found.

xx:xx foreclosure was initiated in XXXX. xx referral and complaint filed dates are not available. xx per the comment dated xx/xx/XXXX the foreclosure sale was set for xx/xx/XXXX. xx the sale was put on hold due to the loss mitigation on xx/xx/XXXX.
xx:xx	xx to the modification, the loan was modified on xx/xx/XXXX. xx new modified principal balance as per modification is in the amount of $XX with interest rate starting at X.XXX% and the borrower promises to pay P&I in the amount of $X,XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx loan was modified once.	Affiliated Business Disclosure Missing Required State Disclosures Right of Rescission	xx: xx #2 xx: xx: xx |---| |----| xx: xx: xx:
xx: xx #2 xx: xx: xx   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx, < 60 xx:    xx %:    xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 7.xx%   xx: 725.0000%   xx: -717.xx%   xx %: -717.xx%   xx: xx rate as per note is 7.250%   xx: xx:
xx: xx: 01011M01111004M44444MMMM   xx: xx:    xx %:    xx: xx history string is 11011M011110074M44444MMMM   xx: xx:
xx: xx: MMMM44444M40011110M11010   xx: xx:    xx %:    xx: xx history string reversed is MMMM44444M40011110M11011   xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2036 xx: 8247 (xx) xx %: xx: xx date as per mod is xx/xx/2059 xx: xx:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in South Carolina State. The following required state disclosures are missing from the loan file.
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41040128	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,602.18	01/03/2025	XX	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$511.28	6.625%	360	xx	xx	Conventional	Fixed	Purchase	96.999%	96.999%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	45.774%	First	Final policy	Not Applicable	Not Applicable	06/01/2019	$90,071.41	Not Applicable	6.500%	$527.33	07/01/2019	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx of xx, N.A. for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with xx# xx AXX / XXXX.
xx chain of mortgage assignment has not been completed. xx, the assignment is from xx of xx, N.A. to xx, xx, as trustee for xx loan trust A which was recorded on xx/xx/XXXX. xx, the correct assignment should be with the “xx”.
xx is a active xx against the borrower xx A. xx in favor of xx and xx of the xx of xx for the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx is active xx against the borrower in favor of xx LL, which was recorded on xx/xx/XXXX. xx, the amount is unable to be mentioned in the available supporting documents.
xx and second county installments taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx, any prior year delinquent taxes have been found.
xx per the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx current P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is does not reflected in the available payment history. xx per the payment history tape data as of xx/xx/XXXX, the new UPB is reflected in the amount of $XX	xx:xx loan is present status is performing.
xx per the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx current P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is does not reflected in the available payment history. xx per the payment history tape data as of xx/xx/XXXX, the new UPB is reflected in the amount of $XX
xx borrower has been making the payment as per the modification agreement which was made on xx/xx/XXXX between the borrower "xx A. xx" and the lender "xx, xx.  xx per the modified terms, the new principal balance is $XX xx borrower has promised to pay the in the amount of $XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX.
xx foreclosure was initiated in XXXX and the file was referred to an attorney on xx/xx/XXXX. xx complaint was filed on xx/xx/XXXX with the case# D-XXX-CV-XXXX-xx. xx, the foreclosure was put on hold due to borrower had filed bankruptcy on xx/xx/XXXX.
xx per pacer, the borrower xx had bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx chapter XX is converted to chapter X on xx/xx/XXXX. xx schedule D of xx was filed on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.
xx subject property is owner occupied. xx, any damage and repairs have been found. xx, any details have been found regarding COVID-19.

xx:xx foreclosure was initiated in XXXX and the file was referred to an attorney on xx/xx/XXXX. xx complaint was filed on xx/xx/XXXX with the case# D-XXX-CV-XXXX-xx. xx, the foreclosure was put on hold due to borrower had filed bankruptcy on xx/xx/XXXX.
xx:xx per pacer, the borrower xx had bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx chapter XX is converted to chapter X on xx/xx/XXXX. xx schedule D of xx was filed on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.	xx borrower has been making the payment as per the modification agreement which was made on xx/xx/XXXX between the borrower "xx A. xx" and lender "xx, xx. xx per the modified terms, the new principal balance is $XX xx borrower has promised to pay the in the amount of $XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX.
Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx was discharged. xx: xx:
xx: xx: xx per xx: $0.00   xx: $1839.28   xx: $-1839.28   xx %: -100.00000%   xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balance is not applicable.   xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2019   xx: -23 (xx)   xx %:    xx: xx date of last modification is xx/xx/2019.   xx: xx:
xx: xx per xx: $0.00   xx: $960.92   xx: $-960.92   xx %: -100.00000%   xx:    xx: xx:
xx: xx per xx: $0.00   xx: $495.00   xx: $-495.00   xx %: -100.00000%   xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx is not applicable.   xx: xx:
xx: xx: 6.xx%   xx: 662.5000%   xx: -655.xx%   xx %: -655.xx%   xx: xx stated rate 6.2500%.   xx: xx:
xx: xx: xx: 00111111111F   xx:    xx %:    xx: xx history string is diffrent from the tape data.   xx: xx:
xx: xx: xx: F11111111100   xx:    xx %:    xx: xx history string reversed is diffrent from the tape data.   xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2033 xx: xx (xx) xx %: xx: xx maurity date is xx/xx/2059. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.703%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: Loan data: 0.000%, Comparison data: 6.703%, Variance data: -6.703%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62063669	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,215.28	01/02/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$567.57	10.386%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $ XX,XXX.XX, in favor of MERS as nominee for xx. xx in xx# | xx/xx# XXXX / XXXXXX. xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx, xx, recorded on xx/xx/XXXX. xx assignment should be with xx.
xx is an active civil judgment against the borrower recorded on in the amount of which is in the favor of
xx combined annual taxes of XXXX have been paid in the amount of $XXX.XX.
xx combined annual taxes of XXXX have been delinquent in the amount of $XXXX.XX.

xx per payment history dated xx/xx/XXXX, the borrower is current with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX xx UPB as of date is not mentioned in the updated payment history. xx, we have considered the UPB as per tape data.	xx:xx the loan is in performing. xx per payment history dated xx/xx/XXXX, the borrower is current with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX xx UPB as of date is not mentioned in the updated payment history. xx, we have considered the UPB as per tape data. xx comments have been found regarding foreclosure. xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed before deadline. xx date was xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XX,XXX.XX and an arrearage in the amount of $X,XXX.XX. xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XX,XXX.XX and value of collateral that support for this claim was $XX,XXX.XX. xx, unsecured portion remained as $X.XX. xx the xx is not in active status since it was discharged on xx/xx/XXXX and was fully terminated on xx/xx/XXXX. xx per collection comment the subject property is occupied. xx comment regarding damage and repairs located to the subject property.
xx employment related information has been found regarding the borrower.
xx:xx per comments dated xx/xx/XXXX, the foreclosure was initiated and the file was referred to an attorney. xx, the foreclosure is on hold due to bankruptcy filed under chapter-XX with the case#xx on xx/xx/XXXX. xx further details regarding this has been found.
xx:xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed before deadline. xx date was xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XX,XXX.XX and an arrearage in the amount of $X,XXX.XX; the amended POC was filed on xx/xx/XXXX. xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XX,XXX.XX and value of collateral that support for this claim was $XX,XXX.XX. xx, unsecured portion remained as $X.XX. xx the xx is not in active status since it was discharged on xx/xx/XXXX and was fully terminated on xx/xx/XXXX.	xx	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx is xx. xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx per review the foreclosure was intiated.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. amort potential is N/A.   xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $-0.02   xx %: -0.00003%   xx: xx balance is $62,629.98.   xx: xx:
xx: xx: 10.xx%   xx: 1038.600%   xx: -1028.xx%   xx %: -1028.xx%   xx: xx rate is 10.386%.   xx: xx:
xx: xx: xx: 000000000000   xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: 000000000000   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx / xx per xx: $xx: $xx: $3193.61 xx %: 5.xx% xx: xx debt is $59,873.41 xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1/Fee itemization/GFE is also not available in the loan file."	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68943722	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,395.36	01/27/2025	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$744.10	6.500%	360	xx	xx	FHA	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/02/2018	$121,854.17	Not Applicable	6.500%	$713.40	01/01/2019	Financial Hardship	xx updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with xx, xx, which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been completed. xx current assignment is with xx, xx, xx of the xx V-B, which was recorded on xx/xx/XXXX; however, it should be with xx.
xx is a junior mortgage against the subject property in the favor of xx of xx and xx, in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx is a state tax lien against the borrower in favor of xx of xx, in the amount of X,XXX.XX which was recorded on xx/xx/XXXX.
xx combined taxes of XXXX have been paid in the total amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx current UPB reflected in the tape of the payment history is in the amount of $XX.	xx:xx current status of the loan is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX  in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx current UPB reflected in the tape of the payment history is in the amount of $XX.
xx reason for default is unable to be determined.
xx evidences have been found regarding borrower occupancy and damages/repairs in the comments.

xx:xx per comment history dated xx/xx/XXXX, the foreclosure was initiated in XXXX and the file was referred to an attorney on xx/xx/XXXX. xx, the loan was modified on xx/xx/XXXX.
xx:xx per PACER report, the borrower xx and xx had filed the bankruptcy chapter-XX with case # xx on xx/xx/XXXX and plan was confirmed on xx/xx/XXXX. xx of xx was filed on xx/xx/XXXX with the secured claim amount of $XXX,XXX.XX and the amount of arrearage was $XX,XXX.XX. xx case was dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx modification agreement was made between borrower xx J. xx and xx, xx, xx V-B (“xx”) on xx/xx/XXXX. xx per the modified term, the new principal balance was $XXX,XXX.XX. xx borrower promised to pay in the amount $XXX.XX monthly with the modified interest rate of X.XXX % beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.
xx prior modification was done on xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx is xx. xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx: xx#2 name is N/A.   xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx: xx last name is N/A   xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx: xx name is N/A   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balnce is n/a.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx is N/A   xx: xx:
xx: xx: 6.xx%   xx: 650.0000%   xx: -643.xx%   xx %: -643.xx%   xx: xx rate is 6.500%   xx: xx:
xx: xx: 00000000000000000000mmmm   xx: 000000000000   xx:    xx %:    xx: xx history string is 000000000000000000000000000000MMMMM.   xx: xx:
xx: xx: mmmm00000000000000000000   xx: 000000000000   xx:    xx %:    xx: xx history string is MMMM0000000000000000000000000000000.   xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/2039   xx: 7062 (xx)   xx %:    xx: xx date is xx/xx/2058.   xx: xx:
xx: xx / xx per xx: $xx: $xx: $xx %: 13.xx% xx: xx debt/xx as per payment history $xx. xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."	* Application Missing (Lvl 2) "The Final Application/1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is FHA. Appraisal report is missing from the loan file. However, MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Servicing Transfer Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19466448	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,125.14	01/05/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$610.73	12.800%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/24/2020	$74,204.58	Not Applicable	6.000%	$408.28	02/01/2020	Financial Hardship	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx E. xx and xx A. xx and lender MainLine xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “xx xx, as xx of the xx V-B” instead of “xx”.
xx is an active junior mortgage in the amount of $XXXX.XX which was recorded on xx/xx/XXXX in favor of xx.
xx is an active junior mortgage in the amount of $XXXX.XX which was recorded on xx/xx/XXXX in favor of xx.
xx is an active junior mortgage in the amount of $XXXX.XX which was recorded on xx/xx/XXXX in favor of xx.
xx is an active civil judgment against the borrower in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX in favor of AmeriCredit xx, xx GM xx.
xx certificate is to follow.
xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX
xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which was begun on xx/xx/XXXX. xx new modified principle balance is in the amount of $XXand the interest bearing amount is $XX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.
xx per final XXXX, at the time of origination the borrower was working at "xx's xx" as a "xx" for XX months.
xx per collection comments the subject property has been occupied by the owner and is in average condition.

xx:xx of the collection comments states that the foreclosure was initiated on the subject property. xx comments state that foreclosure was placed on hold due to loss mitigation on xx/xx/XXXX and later loan was modified and foreclosure action was closed.
xx:xx	xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which was begun on xx/xx/XXXX. xx new modified principle balance is in the amount of $XXand the interest bearing amount is $XX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.	Affiliated Business Disclosure Loan Program Info Disclosure	xx: ARM xx: xx: LIBOR - 6 month XX |---| |----| xx: xx discrepancy. xx: xx:
xx: xx #2 xx: xx:   xx:    xx %:    xx: xx per note the borrower last name is .   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx per audit loan was in foreclosure.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: ARM   xx:    xx %:    xx: NO discrepancy   xx: xx:
xx: xx: 15.800%   xx: 3.000%   xx: 12.800%   xx %: 12.xx%   xx: xx per audit the max rate at first adjustment is 15.8 %   xx: xx:
xx: xx: 12.xx%   xx: 1280.000%   xx: -1267.xx%   xx %: -1267.xx%   xx: xx per audit the original stated rate is 12.80 %   xx: xx:
xx: xx: xx: 0000FFFF9876   xx:    xx %:    xx: xx per audit the payment history string is xx: xx:
xx: xx: xx: 6789FFF00000   xx:    xx %:    xx: xx per audit the payment history string reversed is xx: xx:
xx: xx of xx: xx rate or term   xx: xx - xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx/xx/2060   xx: xx/xx/2027   xx: xx (xx)   xx %:    xx: xx was modified   xx: xx:
xx: xx / xx per xx: $xx: $xx: $-2154.97 xx %: -2.xx% xx: xx discrepancy. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to following test are failed;
1. TILA Finance Charge Test
2. TILA Foreclosure Rescission Finance Charge Test
3. TILA APR Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to following reason;
1. TILA Finance Charge Test shows loan data $160,567.89 Comparison Data $164,890.42 and Variance -$4,322.53.
The finance charge is $164,890.42. The disclosed finance charge of $160,567.89 is not considered accurate because it is understated by more than $100.

2. TILA Foreclosure Rescission Finance Charge Test shows loan data $160,567.89 Comparison Data $164,890.42 and Variance -$4,322.53.
The finance charge is $164,890.42. The disclosed finance charge of $160,567.89 is not considered accurate for purposes of rescission because it is understated by more than $35.

3. TILA APR Test shows Loan Data 12.749%, Comparison Data 12.985% and Variance -0.236%.
The annual percentage rate (APR) is 12.985%. The disclosed APR of 12.749% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7418561	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$748.08	12/31/2024	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$877.48	7.990%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	52.486%	First	Final policy	Not Applicable	Not Applicable	01/22/2019	$140,668.90	Not Applicable	6.500%	$823.56	02/01/2019	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. for the amount of $ XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has not been completed. xx, the assignment is with xx, xx, as owner trustee of the xx opportunities trust V-B which was recorded on xx/xx/XXXX. xx should be with xx.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.

xx annual county taxes for the year of XXXX have been due in the amount of $XXX.XX.
xx delinquent taxes have been found for the prior year.
xx per the review of payment history as of xx/xx/XXXX, the borrower is regular with his payments and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and an interest rate of X.XXX %. xx current UPB is not reflected in the payment history. xx, tape data shows UPB in the amount of $XXX,XXX.XX.	xx:xx per the collection comment dated as of xx/xx/XXXX, the loan is in collection. xx borrower is regular with his payments and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and an interest rate of X.XXX %. xx current UPB is not reflected in the payment history. xx, tape data shows UPB in the amount of $XXX,XXX.XX.
xx modification agreement was made on xx/xx/XXXX. xx new modified combined principal balance is $XX. xx borrower promises to pay the monthly P&I of $XXX.XX with the interest rate X.XXX %; beginning from xx/xx/XXXX till the maturity date is xx/xx/XXXX.
xx to comment dated xx/xx/XXXX, foreclosure sale date was set for xx/xx/XXXX. xx, the foreclosure file was put on hold on xx/xx/XXXX due to loss mitigation. xx the loan is in collection.
xx to the PACER, the debtor "xx, xx" had filed bankruptcy on xx/xx/XXXX under chapter XX with case# xx. xx last date of filing was on xx/xx/XXXX. xx debtor was dismissed on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.
xx for default is not available in the collection comments.
xx collection comment does not reflect the subject property has been type. xx per the seller tape data the subject property is occupied by unknown party. xx comments have been found regarding the income impacted due to xx-XX. xx, now the borrower is current with the loan.

xx:xx was initiated on the subject property. xx foreclosure was referred to an attorney on xx/xx/XXXX. xx to comment dated xx/xx/XXXX, foreclosure sale date was set for xx/xx/XXXX. xx, the foreclosure file was put on hold on xx/xx/XXXX due to loss mitigation. xx the loan is in collection.
xx:xx to the PACER, the debtor "xx, xx" had filed bankruptcy on xx/xx/XXXX under chapter XX with case# xx. MFR was filed on xx/xx/XXXX. xx POC was filed by the creditor xx, LLC, a xx on xx/xx/XXXX with claim $XXX,XXX.XX and the arrearage amount $X,XXX.XX. xx-D xx petition dated xx/xx/XXXX shows that the unsecured amount is $XX,XXX.XX out of secured claim is in the amount of $XXand the value of collateral is $XXX,XXX.XX.xx last date of filing was on xx/xx/XXXX. xx debtor was dismissed on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.	xx modification agreement was made between the borrower xx and the lender xx, xx, as owner trustee of the xx opportunities trust V-B on xx/xx/XXXX. xx new modified combined principal balance is $XX. xx borrower promises to pay the monthly P&I of $XXX.XX with the interest rate X.XXX %; beginning from xx/xx/XXXX till the maturity date is xx/xx/XXXX.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: BK is post loan origination. xx: xx:
xx: xx: xx: xx, < 60 xx:    xx %:    xx: xx legal status is performing.   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx was initiated on subject property.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: -70 (xx)   xx %:    xx: xx per the collection comment dated xx/xx/2019, the xx sale date was xx/xx/2019.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 7.xx%   xx: 799.0000%   xx: -791.01000%   xx %: -791.01000%   xx: xx stated rate is 7.990%.   xx: xx:
xx: xx: 0100000000000000004MMM4M   xx: xx:    xx %:    xx: xx history string is 1100000000000000004MMM4M.   xx: xx:
xx: xx: M4MMM4000000000000000010   xx: 000000000011   xx:    xx %:    xx: xx history string is M4MMM4000000000000000011.   xx: xx:
xx: xx of xx: xx improvement   xx: xx - xx:    xx %:    xx: xx of refinance per application is home improvement.   xx: xx:
xx: xx: xx/xx/2059   xx: xx/xx/2037   xx: 7823 (xx)   xx %:    xx: xx maturity date is xx/xx/2059.   xx: xx:
xx: xx / xx per xx: $xx: $xx: $1235.88 xx %: 0.xx% xx: xx per the xx histiry the total debt is $140,878.07. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate as this loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prepayment Term Test: FAIL Loan Data 36Months Comparison 0Months Variance 36Months.
This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11267240	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,267.84	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$620.53	6.000%	360	xx	xx	Conventional	Fixed	Cash Out	86.322%	86.322%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	19.790%	First	Final policy	Not Applicable	Not Applicable	09/01/2018	$114,831.58	Not Applicable	5.750%	$611.92	09/01/2018	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with the lender xx xx, xx. for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx.
xx chain of assignment has not been completed. xx, the assignment is with PROF-XXXX-SX xx II, by U.S. xx, as xx which was recorded on xx/xx/XXXX. xx should be with xx.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx annual county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx per the review of payment history as of xx/xx/XXXX, the borrower is regular with his payments and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and an interest rate of X.XXX %. xx current UPB is not reflected in the payment history. xx, tape data shows UPB in the amount of $XXX,XXX.XX.	xx:xx collection comment as of xx/xx/XXXX, shows that the loan is in collection and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and an interest rate of X.XXX %. xx current UPB is not reflected in the payment history. xx, tape data shows UPB in the amount of $XXX,XXX.XX.
xx loan modification agreement was made on xx/xx/XXXX.xx per the modification the new UPB is in the amount of $XX. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX.

xx review of the collection comment shows no indication of post-closing foreclosure activity.
xx bankruptcy filing has been found.
xx per the comment dated xx/xx/XXXX, the reason for default is medical issue with his family. xx collection comment does not reflect the subject property has been type and the condition.  xx latest collection comment does not reflect the information regarding borrower current employment. xx, the comment dated xx/xx/XXXX, states that borrower has been received a deferral payment plan for X months.  xx further details have been found regarding the CovidXX deferral payment plan amount.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower xx M xx and the lender xx, LLC.xx per the modification the new UPB is in the amount of $XX. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer Right of Rescission	xx: xx: xx: $0.00 |---| |----| xx: xx is no deferred balance in the modification. xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx amort is not applicable   xx: xx:
xx: xx: 6.00000%   xx: 600.0000%   xx: -594.00000%   xx %: -594.00000%   xx: xx rate is 6.000%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string reversed xx.   xx: xx:
xx: xx:  xx:    xx %:    xx: xx address street is  xx.   xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/2033   xx: xx (xx)   xx %:    xx: xx stated xx date is xx/xx/2058.   xx: xx:
xx: xx / xx per xx: $xx: $xx: $772.39 xx %: 0.xx% xx: xx per the xx history the xx debt $114,157.55. xx: xx:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "As per Note Loan is in conventional in the Final application MI pay off amount is $53.48, However MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.  1. Anti-Coercion Notice 2. Title Insurance Disclosure 3. Radon Gas Disclosure 4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99285880	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,827.44	08/20/2020	XX	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,182.13	3.875%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	$290,346.59	Not Applicable	6.500%	$1,699.85	12/01/2018	Unavailable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx-xx-xx, xx DBA xx which was recorded on xx/xx/XXXX under xx/xx#XXXX /XXXX. xx chain of assignment has not been completed as the mortgage is currently with xx, xx, as xx of xx VB instead of the current assignee xx. xx is one state tax lien against the borrower in the amount of $X,XXX.XX in favor of xx which was recorded on xx annual county taxes of XXXX have been paid in the amount of $X,XXX.XX. xx prior year delinquent taxes have been found.	xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB is not reflected in the available pay history but the provided tape data as of xx/xx/XXXX shows current UPB in the amount of $XXX,XXX.XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB is not reflected in the available pay history but the provided tape data as of xx/xx/XXXX shows current UPB in the amount of $XXX,XXX.XX.

xx is a FHA fixed rate mortgage with P&I of $X,XXX.XX with the rate of interest X.XXX% and a maturity date of the loan is xx/xx/XXXX. xx P&I as per updated payment history as of xx/xx/XXXX is $X,XXX.XX and interest rate of X.XX%; however, there is a change in P&I and rate of interest with respect to original xx data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xx tape is also providing the information regarding the latest modification which was made on xx/xx/XXXX.

xx per document available with updated title report located at "xx" the foreclosure proceedings were initiated on property. xx complaint was filed on xx/xx/XXXX with case# xx. xx judgment of foreclosure was entered on xx/xx/XXXX. xx, the loan was modified on xx/xx/XXXX. xx further details have been found regarding foreclosure. xx of xx/xx/XXXX the loan is performing and next due date is xx/xx/XXXX.

xx per PACER report no bankruptcy filing has been found since from loan origination.
xx the time of origination borrower is working as “xx” at “xx” for XX months.

xx:
xx per the servicing comment dated xx/xx/XXXX, the reason for default is unemployment.
xx per the servicing comment dated xx/xx/XXXX, the foreclosure demand has been cancelled due to reinstatement.
xx per servicing comment dated xx/xx/XXXX, the property is owner-occupied.

xx:xx per document available with updated title report located at "xx.pdf pg#XX" the foreclosure proceedings were initiated on property. xx complaint was filed on xx/xx/XXXX with case#XXXXCPXXXXXXX. xx judgment of foreclosure was entered on xx/xx/XXXX. xx, the loan was modified on xx/xx/XXXX. xx further details have been found regarding foreclosure. xx of xx/xx/XXXX the loan is performing and next due date is xx/xx/XXXX.
xx:xx	xx is a FHA fixed rate mortgage with P&I of $X,XXX.XX with the rate of interest X.XXX% and a maturity date of the loan is xx/xx/XXXX. xx P&I as per updated payment history as of the date is $X,XXX.XX and interest rate of X.XX%; however, there is a change in P&I and rate of interest with respect to original xx data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xx tape is also providing the information regarding the latest modification which was made on xx/xx/XXXX.	Good Faith Estimate Missing or error on the Rate Lock	xx: xx in xx? xx: xx: xx |---| |----| xx: FC was closed due to mod xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx: UN   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 3.xx%   xx: 387.5000%   xx: -383.xx%   xx %: -383.xx%   xx: original interest rate is 3.875%   xx: xx:
xx: xx: 00123444401100000000mmmm   xx: xx:    xx %:    xx: pay history string is 10123444401100000000mmmm.   xx: xx:
xx: xx: mmmm00000000110444432100   xx: xx:    xx %:    xx: pay history string reversed is mmmm000000110444432101   xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/2045   xx: 5052 (xx)   xx %:    xx: stated maturity is xx/xx/2058.   xx: xx:
xx: xx: PUD   xx: xx:    xx %:    xx: subject property is PUD.   xx: xx:
xx: xx / xx per xx: $xx: $xx: $1724.02 xx %: 0.xx% xx: total debt per pay history is $289,533.00. xx: xx:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost Note Affidavit is located at “xx” which states that original Note has been lost or destroyed. However the true copy of Note is available in the loan file. The loan was modified on xx."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.336% as the Borrower income was $5,541.67 and total expenses are in the amount of $2,567.79 per AUS/DU (Locator#5XX.pdf) and its recommendation is “Approve/Eligible” at a DTI of 46.34%"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing in the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72082210	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,879.01	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,832.73	7.200%	360	xx	xx	Conventional	ARM	Cash Out	84.375%	84.375%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	45.990%	First	Short Form Policy	Not Applicable	Not Applicable	10/17/2018	$253,233.86	Not Applicable	6.000%	$1,393.33	11/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for ‘xx,xx ‘.
xx chain of assignment has been completed.
xx are three civil judgments against the borrower in the favor of different plaintiffs in the amount of $xx which are recorded on different dates.
xx county taxes Xst and Xnd installments of XXXX have been paid in the total amount of $X,XXX.XX
xx utility charges for XXXX are due on xx/xx/XXXX in the amount of $XX.XX.
xx delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is in collection. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX. xx to the PACER report, the borrower xx M.xx had filed for bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx schedule D of xx dated xx/xx/XXXX shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX; therefore, the unsecured portion is $ XX,XXX.XX. xx case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.
xx:xx:xx to the PACER report, the borrower xx M.xx had filed for bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx schedule D of xx dated xx/xx/XXXX shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX; therefore, the unsecured portion is $ XX,XXX.XX. xx case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx loan was modified on xx/xx/XXXX between the xx and the servicer xx, xx. xx new modified principal balance is in the amount of $XX. xx interest bearing amount is $XXX,XXX.XX with interest rate was X.XXX % and the modified P&I is $X,XXX.XX beginning on xx/xx/XXXX to maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Loan Program Info Disclosure	xx: ARM xx: xx: LIBOR - 6 month XX |---| |----| xx: xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is no deferred amount   xx: xx:
xx: xx: xx: ARM   xx:    xx %:    xx:    xx: xx:
xx: xx: 10.200%   xx: 3.000%   xx: 7.200%   xx %: 7.xx%   xx:    xx: xx:
xx: xx: 2   xx: 1   xx: 1   xx %: 100.00000%   xx:    xx: xx:
xx: xx: 7.xx%   xx: 720.0000%   xx: -712.xx%   xx %: -712.xx%   xx: xx per note original rate is 7.20%   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history sytring is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history sytring is xx.   xx: xx:
xx: xx of xx: xx consolidation   xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/2037   xx: 7884 (xx)   xx %:    xx:    xx: xx:
xx: xx: 2 xx: xx:    xx %:    xx:    xx: xx:
xx: xx / xx per xx: $xx: $xx: $-2394.19 xx %: -0.xx% xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL Loan Data : $6.00 Comparison Data:  $0.00  Variance : +$6.00"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80074695	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,525.99	$1,525.99	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$574.41	12.130%	240	xx	xx	Conventional	Fixed	Cash Out	55.045%	55.045%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/01/2018	$70,096.26	Not Applicable	5.500%	$361.54	10/01/2018	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX with lender xx, xx., and it was recorded on xx/xx/XXXX.

xx chain of assignment has not been completed. xx loan is currently the assignment with FV-I xx. in trust for xx xx on xx/xx/XXXX.
xx active judgments or liens found.
xx half of the year of XXXX combined taxes are delinquent in the amount of $XXX.XX due on xx/xx/XXXX, (xx/xx/XXXX)

xx half of the year of XXXX combined taxes are delinquent in the amount of $XXX.XX due on xx/xx/XXXX, (xx/xx/XXXX).

xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next sue date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX with an interest rate of X.XXX%. xx current UPB is reflected in payment history tape for the amount of $XX,XXX.XX.	xx:xx current status of the loan is performing .
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next sue date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX with an interest rate of X.XXX%. xx current UPB is reflected in payment history tape for the amount of $XX,XXX.XX.
xx loan has been modified since the origination.
xx reason for default is unable to be determined.
xx comments  have been found regarding the foreclosure and bankruptcy.
xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to xx-XX.

xx:xx:xx	xx agreement was made between borrower xx and lender xx,xx on xx/xx/XXXX. xx borrower had given promise to pay the UPB of $XX,XXX.XX with interest rate of X.XXX% with P&I of $XXX.XX with fixed amortized type and it was beginning from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.	Credit Application Missing Required State Disclosures	xx: xx: xx: $0.00 |---| |----| xx: xx applicable. xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -4 (xx)   xx %:    xx: xx date of last modification is xx/xx/2018.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: 12.xx%   xx: 1213.000%   xx: -1200.xx%   xx %: -1200.xx%   xx: xx stated rate is 12.xx%.   xx: xx:
xx: xx: 000000000000000000000000   xx: 000000000000   xx:    xx %:    xx: xx history string reversed is 000000000000000000000000M.   xx: xx:
xx: xx: 000000000000000000000000   xx: 000000000000   xx:    xx %:    xx: xx history string reversed is M000000000000000000000000.   xx: xx:
xx: xx: xx/xx/2058 xx: xx/xx/2029 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2018. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Interest Rate Test: FAIL Loan Data  12.130%  Comparison Data  8.500% Variance +3.630%
This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: FAIL Loan Data  12.130%  Comparison Data  8.500% Variance +3.630%
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Ohio. The following required State Disclosure is missing in the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58604337	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,349.29	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,091.51	9.000%	360	xx	xx	Conventional	Fixed	Purchase	89.920%	89.920%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	33.946%	First	Short Form Policy	Not Applicable	Not Applicable	04/28/2020	$564,580.24	$64,580.24	5.000%	$2,410.98	06/01/2020	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with xx and xx with xx# XXXX / XXX.

xx chain of assignment is xxomplete. xx current assignee is “xx”, instated of “xx”.

xx are three HOA liens open against the subject property in the total amount of $XX,XXX.XX held by xx, xx and recorded on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX.

xx are XX junior IRS xx against the borrower which is in the total amount of $XXX,XXX.XX and in the favor of xx.

xx are X xx against the borrower which is in the total amount of $XX,XXX.XX and in the favor of xx of xx.

xx is one xx which is in the amount of $XXnd favor of xx, LIC.

xx annual taxes of XXXX have been paid in the amount of $X,XXX.XX.
Xst and Xnd xx of utility taxes for XXXX have been paid in amount of $XX.XX and $XX.XX.
Xst xx of utility taxes for XXXX have been paid in amount of $XX.XX
Xnd xx of utility taxes for XXXX is delinquent in amount of $X.XX
Xrd xx of utility taxes for XXXX is due in amount of $XX.XX
xx to the payment history as of xx/xx/XXXX, the loan is delinquent for X months. xx last payment was received on xx/xx/XXXX, which was applied to the month of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx to the payment history as of xx/xx/XXXX, the loan is delinquent for X months. xx last payment was received on xx/xx/XXXX, which was applied to the month of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx agreement was made between borrower and lender on effective date of xx/xx/XXXX.
xx borrower had given promise to pay the UPB of $XXX,XXX.XX with interest rate of X.X% with P&I of $X,XXX.XX with fixed amortized type and it was beginning from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.
xx borrower had also given the promise to pay the deferred balance in the amount of $XX,XXX.XX and the maturity date is xx/xx/XXXX. xx UPB that has been amortized is $XXX,XXX.XX as an interest bearing amount.

xx:xx:xx	xx agreement was made between borrower and lender on effective date of xx/xx/XXXX.
xx borrower had given promise to pay the UPB of $XXX,XXX.XX with interest rate of X.X% with P&I of $X,XXX.XX with fixed amortized type and it was beginning from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.
xx borrower had also given the promise to pay the deferred balance in the amount of $XX,XXX.XX and the maturity date is xx/xx/XXXX. xx UPB that has been amortized is $XXX,XXX.XX as an interest bearing amount.
Affiliated Business Disclosure Notice of Servicing Transfer	xx: xx: xx, 60-119 xx: xx |---| |----| xx: xx per audit the current legal status is collection 60-119 days. xx: xx:
xx: xx (xx) per xx: $xx: $0.00   xx: $xx %:    xx: xx per modification the deferred balance is $xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NO discrepancy   xx: xx:
xx: xx: 9.00000%   xx: 900.0000%   xx: -891.00000%   xx %: -891.00000%   xx: xx per note the original stated rate is 9.00%   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per audit the payment history string is xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per audit the payment history string reversed is xx: xx:
xx: xx in xx: $xx: $xx: $xx %: 12.xx%   xx: xx per modification the principal balance stated in mod is $xx: xx:
xx: xx: xx/xx/2060   xx: xx/xx/2038   xx: 7944 (xx)   xx %:    xx: xx per modification the stated maturity date is xx/xx/2060   xx: xx:
xx: xx: PUD   xx: xx:    xx %:    xx: xx per application the property is pud.   xx: xx:
xx: xx / xx per xx: $xx: $xx: $xx %: 14.xx% xx: xx discrepancy xx: xx:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the files."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49747424	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,827.33	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,158.13	13.310%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	04/10/2019	$107,894.29	Not Applicable	5.500%	$556.49	05/01/2019	Financial Hardship	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in favor of xx of xx, xx and it was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with the xx.
xx are two judgments open against the borrower xx in the favor of xx in the total amount of $X,XXX.XX which were recorded on xx/xx/XXXX and xx/xx/XXXX.
xx school, county & city taxes of the year XXXX have been paid in the total amount of $XXXX.XX.

xx per pro- title report, current ownership of subject property is with "with borrowers "xx., xx S. xx, xx and xx J. xx".
xx property was transferred through xx from xx L. xx (grantor) to xx L. D. xx & xx (grantee) and it was recorded on xx/xx/XXXX with xx/xx#QXX/XXX. xx has deceased on xx/xx/XXXX and also xx L. D. xx has deceased on xx/xx/XXXX. xx per administrative letter (doc#xx) filed on xx/xx/XXXX, the property rights goes to list of heirs "xx J. xx; xx L. D. xx, xx., xx; xx S. xx". xx, subject mortgage was originated on XX/XX/XXXXand signed by all.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx latest payment history does not reflect current UPB but the provided tape data as of xx/xx/XXXX reflects the UPB in the amount of $XXX,XXX.XX.	xx:xx is in bankruptcy.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX.
xx per PACER, the debtor (xx ) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX. POC was filed by xx LLC on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $X,XXX.XX. xx amended chapter XX plan was filed on xx/xx/XXXX, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $X,XXX.XX and regular payment will be paid directly to creditor. xx plan was confirmed on xx/xx/XXXX. MFR was filed on xx/xx/XXXX.
xx foreclosure proceedings have been found.
xx to collection comment, no damages or repairs have been found.
xx:xx:xx per PACER, the debtor (xx ) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX. POC was filed by xx on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $X,XXX.XX. xx amended chapter XX plan was filed on xx/xx/XXXX, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $X,XXX.XX and regular payment will be paid directly to creditor. xx plan was confirmed on xx/xx/XXXX. MFR was filed on xx/xx/XXXX.	xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Origination Appraisal	xx: xx: xx-xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balance is N/A.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. amort potential is N/A.   xx: xx:
xx: xx: xx/xx/1997   xx: xx/xx/1997   xx: 124 (xx)   xx %:    xx:    xx: xx:
xx: xx: 13.xx%   xx: 1331.000%   xx: -1317.xx%   xx %: -1317.xx%   xx: xx rate is 13.310%   xx: xx:
xx: xx: xx: 000000000000   xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: 000000000000   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx: xx/xx/2059   xx: xx/xx/2027   xx: xx (xx)   xx %:    xx: xx date is xx/xx/2059.   xx: xx:
xx: xx / xx per xx: $xx: $xx: $xx %: 9.xx% xx: xx debt is $116,032.84. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 14.454%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report at the origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97366622	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,347.51	$1,198.00	12/31/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$736.32	12.230%	240	xx	xx	Conventional	Fixed	Cash Out	67.962%	67.962%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2018	$91,064.32	Not Applicable	6.000%	$501.05	11/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX, with xx., xx the xx/xx/xx# xx.
xx chain of assignment has not been completed. xx last assignment is with xx, xx, and xx of the xx VB. xx, the last assignee should be xx.
xx active liens and judgments are found against borrower.
xx annual installment of combined jurisdiction tax of XXXX has been delinquent in the amount of $X,XXX.XX which was due on xx/xx/XXXX and good through till xx/xx/XXXX.
xx combined taxes for the year XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX xx loan modification agreement was made between (borrower) xx E xx and (xx) xx, xx, on xx/xx/XXXX. xx comments have been found regarding bankruptcy in the latest servicing comments. xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx to collection xx dated xx/xx/XXXX the foreclosure was initiated in XXXX.xx file was referred to attorney was completed on xx/xx/XXXX. xx, according to collection xx dated xx/xx/XXXX the foreclosure was put on hold due to loss mitigation. xx further details have been found.
xx:xx	xx loan modification agreement was made between (borrower) xx E xx and (xx) xx, xx, on xx/xx/XXXX. xx borrower promises to pay the new UPB in the amount of $XX,XXX.XX with an annual fixed modified interest rate of X.XX% and new P&I is in the amount of $XXinning from xx/xx/XXXX. xx maturity is xx/xx/XXXX. xx is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx: xx: xx: xx, < 60 xx |---| |----| xx: xx per xx the current xx status is xx; xx, tape reflects xx. xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx per collection comment the property is active in foreclosure ,xx, the tape data reflects xx.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx per modification,the mod doesn’t contain deferred balance. xx, the tape data reflects deferred balnce in the amount of $0.   xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -16 (xx)   xx %:    xx: xx per modification agreement, the last modified on xx/xx/2018. xx, the tape data reflects on xx/xx/2018.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 12.xx%   xx: 1223.000%   xx: -1210.xx%   xx %: -1210.xx%   xx: xx per note, originally stated rate is 12.2300%. however, the tape data reflects 1,223.00%.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx per xx history string 000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx per xx history string reversed is 000000000000000000000000.   xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/2029   xx: xx (xx)   xx %:    xx: xx per note, stated maturity date is xx/xx/2058. xx, the tape data reflects on xx/xx/2029.   xx: xx:
xx: xx / xx per xx: $xx: $xx: $-26.00 xx %: -0.02883% xx: xx per xx history the total legal balance is $90,129.24. xx, the tape data reflects $90,155.24. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Oklahoma. The following disclosures are missing from the loan file. 1. OK Title protection notice 2. Insurance Disclosure 3. NSF Fee Disclosure 4. Over-the-limit fees 5. Notice of Rights to Obtain a Security Freeze"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55397843	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$402.87	12/19/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$979.57	7.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	147.996%	First	Short Form Policy	Not Applicable	Not Applicable	01/28/2019	$143,881.02	Not Applicable	6.500%	$842.36	03/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with book/ page# XXXX-xx / XX in the amount of $XXX,XXX.XX with lender MERS as nominee for xx.
 xx chain of assignment has not been completed currently the assignment is with “xx, xx, recorded on xx/xx/XXXX.
xx are X active xx, xx against borrower
xx first was recorded on xx/xx/XXXX for  the amount of $XXXX.XX in the favor of xx.
xx second was recorded on xx/xx/XXXX in the favor of xx., however the amount is not mentioned.
xx annual xx and xx taxes for the year XXXX have been paid in the amount of $XXX.XX. xx prior delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in tape for the amount of $XXX,XXX.XX.
xx:xx current status of the loan is performing.
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in tape for the amount of $XXX,XXX.XX.
xx loan has been modified since the origination.
xx process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/XXXX. xx comment dated xx/xx/XXXX the foreclosure has been set for xx/xx/XXXX. xx, the further comment shows the foreclosure has been cancelled. xx borrower xx, xx had filed the bankruptcy under chapter XX with the case #xx on xx/xx/XXXX.  xx current bankruptcy status is case was dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX.
xx reason for default is unable to be determined.
xx occupancy is unable to be determined from the servicing comments. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to xx-XX.

xx:xx process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/XXXX. xx comment dated xx/xx/XXXX the foreclosure has been set for xx/xx/XXXX. xx, the further comment shows the foreclosure has been cancelled.
xx:xx borrower xx, xx had filed the bankruptcy under chapter XX with the case #xx on xx/xx/XXXX. xx current bankruptcy status is case was dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX. xx to voluntary petition schedule D, the value of the collateral is $ $XX,XXX.XX and the amount of secured claim is $XXX,XXX.XX. xx, the unsecured debt should be in the amount of $XX,XXX.XX. xx, schedule D does not show amount of unsecured debt. xx initial chapter XX plan was filed on xx/xx/XXXX as per plan the debtor supposes to pay the trustee the amount of $XXX.XX monthly for XX months. xx amended plan was filed on xx/xx/XXXX which was confirmed on xx/xx/XXXX.	xx modification agreement was made between the lender xx and the borrower xx & xx on xx/xx/XXXX , the new principal balance is in the amount of $XX. xx borrower had promised to pay P&I payment in the amount of $XXX.XX with the rate of X.XX% started from xx/xx/XXXX. xx of this agreement is xx/xx/XXXX. xx modification does not contain balloon payment.	Affiliated Business Disclosure Credit Report	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: /the comments regarding the fc found .   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: 7.xx%   xx: 787.5000%   xx: -779.xx%   xx %: -779.xx%   xx: 7.875%   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx/xx/2059   xx: xx/xx/2037   xx: 7762 (xx)   xx %:    xx: xx/xx/2059   xx: xx:
xx: xx / xx per xx: $xx: $xx: $7562.89 xx %: 5.xx% xx: xx total debt is $150,391.71. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Seller-Paid Points and Fees Exception Test: FAIL
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Seller-Paid Points and Fees Exception Test: FAIL
This loan failed the seller-paid points and fees exception test.

This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* DTI > 60% (Lvl 2)     "The final 1003 shows the total monthly income as $2711.29 and monthly income as $1832.00. Hence, DTI is greater than 60%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38732697	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$1,248.18	$4,421.77	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,034.67	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	60.577%	60.577%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/04/2018	$216,095.06	Not Applicable	5.500%	$1,114.55	01/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as nominee for xx. xx chain of assignment has not been completed. xx, the assignment is with xx savings fund society, xx. xx should be with xx. xx is an active senior xx in the amount of $XXX,XXX.XX in favor of xx" and which was recorded on xx/xx/XXXX. xx taxes for the year XXXX have been delinquent in the amount of $X,XXX.XX which is due on xx/xx/XXXX and good through till xx/xx/XXXX. Xnd installment of xx tax for the year XXXX has been due in the amount of $XXX.XX which is due on xx/xx/XXXX.	xx to the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX.xx UPB reflected as per the payment history is in the amount of $XX.

xx:xx review of the collection comment shows that the loan is performing. xx to the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX.xx UPB reflected as per the payment history is in the amount of $XX. xx per the servicing comments, current occupancy of the subject property is unable to be determined. xx damages or repairs are found.
xx:xx:xx borrower xx, xx. and xx had filed bankruptcy under chapter XX with the case #xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the claim amount of $XXX,XXX.XX and the arrearage is in the amount of $XX xx to the schedule D of the voluntary petition, the value of the collateral is $XXX,XXX.XX the amount of claim is $XXX,XXX.XX. xx, the unsecured portion is $XX,XXX.X. xx case was dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX .	xx loan modification agreement was made on xx/xx/XXXX.xx borrower promises to pay the new UPB in the amount of $XXX,XXX.XX with the annual interest rate of X.XX% and the modified P&I is in the amount of $XXeginning from xx/xx/XXXX till the maturity date xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Right of Rescission	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: 6.xx%   xx: 687.5000%   xx: -680.xx%   xx %: -680.xx%   xx: xx stated rate is 6.xx%.   xx: xx:
xx: xx: 00mm0100000000000000mmmm   xx: xx:    xx %:    xx: xx history string is 00mm0100000000000000mmmm.   xx: xx:
xx: xx: mmmm0000000000000010mm00   xx: xx:    xx %:    xx: xx history string reversed is mmmm0000000000000010mm00.   xx: xx:
xx: xx: xx: xx/xx/2017   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/2036   xx: 8035 (xx)   xx %:    xx: xx maturity date is xx/xx/2058.   xx: xx:
xx: xx / xx per xx: $xx: $xx: $-479.03 xx %: -0.xx% xx: $214,005.04 xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file"	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45684420	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,001.63	08/04/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$721.68	4.260%	360	xx	xx	FHA	Fixed	Purchase	98.671%	98.671%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	37.163%	First	Short Form Policy	Not Applicable	Not Applicable	11/22/2013	$151,653.38	Not Applicable	4.125%	$774.26	01/01/2014	Financial Hardship	xx title report dated xx/xx/XXXX shows that, subject mortgage with (borrower) xx L. xx and the (xx) MERS as nominee for xx and xx was originated on xx/xx/XXXX in the amount $XXX,XXX.XX which was recorded on xx/xx/XXXX with book/page # XXXX/XXX.
xx of assignment has not been completed, last assignee xx is missing and the last assignment was done from xx III, xx I to xx B which was recorded on xx/xx/XXXX.

xx active judgment or lien has not found.
xx combined taxes for the year XXXX have been paid in the amount $X,XXX.XX. xx tax amount is $X,XXX.XX. xx delinquent taxes have been found.
xx ownership of the subject property is vesting in the name xx L. xx (borrower).
xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months. xx last payment was received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per servicing comments, the loan is currently in bankruptcy. xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months. xx last payment was received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx regarding reason for default is not available in latest servicing comments.
xx is making payment as per modification agreement dated xx/xx/XXXX.
xx regarding foreclosure is not available in latest servicing comments.
xx regarding occupancy is not available in latest servicing comments and comments regarding damage to the subject property are not found.

xx:xx:xx to the PACER, the borrower xx had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX and with an arrearage of $X,XXX.XX. xx debtor shall pay the trustee $XXX.XX per week for XX months under chapter XX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX; however, the unsecured portion is $X,XXX.XX. xx is no comment indicating a cram down.	xx loan modification agreement was done between xx L. xx (borrower) and xx & xx (servicer) on xx/xx/XXXX. xx for modification is financial hardship. xx per modification, unpaid principal balance is $XX. xx promises to pay $XXX,XXX.XX with interest rate X.XXX% and P&I $XXX.XX beginning on xx/xx/XXXX. xx maturity date is xx/xx/XXXX.	Affiliated Business Disclosure Good Faith Estimate Mortgage Insurance Notice of Servicing Transfer	xx: xx: xx-xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx of xx: xx/xx/2013   xx: xx/xx/2013   xx: -9 (xx)   xx %:    xx: xx date of last mod is xx/xx/2013.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx/xx/2010   xx: xx/xx/2011   xx: -154 (xx)   xx %:    xx: xx is xx/xx/2010   xx: xx:
xx: xx: 4.xx%   xx: 426.0000%   xx: -421.xx%   xx %: -421.xx%   xx: xx is 4.26%   xx: xx:
xx: xx: 2133M33333333333M3333332   xx: xx:    xx %:    xx: xx is 2133M3333333333333333332   xx: xx:
xx: xx: 2333333M33333333333M3312   xx: xx:    xx %:    xx: xx is 2333333M33333333333M3312   xx: xx:
xx: xx: xx: xx/xx/2017   xx:    xx %:    xx: xx loan has a xx disclosure date that is not within three business days of the loan originator's   xx: xx:
xx: xx / xx per xx: $xx: $xx: $xx %: 7.xx% xx: xx per xx is $141,324.07. xx: xx:	2: Acceptable with Warnings	* ComplianceEase RESPA Test Failed (Lvl 2) "RESPA GFE Disclosure Date Test
The loan has a Good Faith Estimate disclosure date that is not within three business days of the loan originator's application date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Initial TIL Disclosure Date Test
RESPA GFE Disclosure Date Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "Initial TIL Disclosure Date Test
The date creditor received the application (formerly application date) is on or after July 30, 2009."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a FHA loan. LTV at the origination was 100%. The tape data is reflected MI required. Final 1003 reflect monthly MI in the amount of $ $65.18; however, MI certificate is missing in the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Fail	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70933108	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.06	$4,859.25	01/05/2025	XX	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,451.42	4.000%	360	xx	xx	FHA	Fixed	Refinance	100.000%	100.000%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/24/2019	$378,430.41	$138,430.41	5.000%	$1,157.27	07/01/2019	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender
MERS as nominee for xx, xx
which was recorded on xx/xx/XXXX. xx chain of assignment has been completed.
xx current taxes are due in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found pending.	xx payment history dated xx/xx/XXXX shows that the borrower is current with the loan and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx current UPB is in the amount of $XX.	xx:xx loan is performing. xx payment history dated xx/xx/XXXX shows that the borrower is current with the loan and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx current UPB is in the amount of $XX.
xx loan modification agreement was made on xx/xx/XXXX. xx to the modified terms, the new modified principal balance is $XX with deferred balance of $XXX,XXX.XX and interest bearing amount of $XXX,XXX.XX. xx borrower promised to pay $X,XXX.XX monthly with interest rate of X.XX%. xx first modified payment date is xx/xx/XXXX and the maturity is xx/xx/XXXX. xx is no balloon payment.
xx foreclosure was initiated. xx file was referred to an attorney on xx/xx/XXXX. xx complaint was on xx/xx/XXXX with case#F-xx-XX. xx judgment was entered but date is not available. xx foreclosure sale was set for xx/xx/XXXX. xx, the foreclosure was put on hold as borrower filed the bankruptcy chapter XX on xx/xx/XXXX. xx further details have been found.
xx any damages have been found to the subject property. xx subject property is owner occupied. xx comment found stating that the borrower’s income is impacted due to xx-XX.
xx:xx foreclosure was initiated. xx file was referred to an attorney on xx/xx/XXXX. xx complaint was filed on xx/xx/XXXX with case#F-xx-XX. xx judgment was entered but date is not available. xx foreclosure sale was set for xx/xx/XXXX. xx, the foreclosure was put on hold as borrower filed the bankruptcy chapter XX on xx/xx/XXXX. xx further details have been found.
xx:xx debtor had filed bankruptcy dated on xx/xx/XXXX under chapter-XX with case no#xx. xx the xx is not in active status since it was dismissed on xx/xx/XXXX and was fully terminated on xx/xx/XXXX. xx D in voluntary petition dated xx/xx/XXXX states, the amount of claim without deducting value of collateral was $xx and value of collateral that support for this claim was $XXX,XXX.XX . xx, unsecured portion remained as $XXX,XXX.XX. xx creditor had filed the POC on xx/xx/XXXX with secured claim amount of $XXX,XXX.XX and arrearage of $XXX,XXX.XX.	xx loan modification agreement was made on xx/xx/XXXX. xx to the modified terms, the new modified principal balance is $XX with deferred balance of $XXX,XXX.XX and interest bearing amount of $XXX,XXX.XX. xx borrower promised to pay $X,XXX.XX monthly with interest rate of X.XX%. xx first modified payment date is xx/xx/XXXX and the maturity is xx/xx/XXXX. xx is no balloon payment.	Affiliated Business Disclosure Credit Report Good Faith Estimate Mortgage Insurance Origination Appraisal	xx: xx in xx? xx: xx: xx |---| |----| xx: xx in xx. xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2019   xx: 23 (xx)   xx %:    xx: xx date of last modification is xx/xx/2019.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360   xx: 480   xx: -120   xx %: -25.00000%   xx: xx is 360   xx: xx:
xx: xx: $xx: $xx: $-xx %: -4.xx%   xx: xx value is $304,017.00   xx: xx:
xx: xx: 000000000000000000000000   xx: 999FFFFFFFFCCCFCCCCCCCCC   xx:    xx %:    xx: xx history string is 000000000000000000000000   xx: xx:
xx: xx: 000000000000000000000000   xx: CCCCCCCCCCCCCFFFFFF9F999   xx:    xx %:    xx: xx history string reversed is 000000000000000000000000   xx: xx:
xx: xx (xx - UPB) per xx: $xx: $0.00   xx: $xx %:    xx: xx balance is $119,469.68.   xx: xx:
xx: xx (UPB) per xx: $xx: $xx: $-167.75 xx %: -0.07063% xx: UPB is $237,316.26 xx: xx:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Good Faith Estimate is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. The loan was originated on xx/xx/2012 as an FHA loan with case #xx. However, the MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77410721	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,850.28	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,656.25	2.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	51.122%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx K. xx and xx’ in the amount of $XXX,XXX.XX in favor of ‘xx’ which was recorded on xx/xx/XXXX under xx# xx.
 xx chain of assignment has been completed as the mortgage is currently with xx.
xx active judgments or lien have been found against the borrower or subject property.
xx county taxes for XXXX (Xst installment) have been paid off in amount of $X,XXX.XX.
xx county taxes for XXXX (Xnd installment) are due in amount of $X,XXX.XX.
xx per note, first payment date is xx/xx/XXXX. xx per review of latest payment history as of xx/xx/XXXX the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx.pdf and xx - xx.pdf
xx per note, first payment date is xx/xx/XXXX. xx per review of latest payment history as of xx/xx/XXXX the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx loan has not been modified since origination.
xx evidences have been found regarding foreclosure proceedings or xx filing.
xx time of origination borrower was working as xx at “xx” for XX months.

xx:xx:xx	xx	Credit Report	xx: xx: xx: xx |---| |----| xx: xx: xx: xx: xx G/L xx MI? xx: xx: xx: xx %: xx: xx: xx: xx: xx-xx DTI per 1003 xx: 51.122% xx: 51.750% xx: -0.628% xx %: -0.xx% xx: xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.122% as the Borrower income was $7,500.13 and total expenses are in the amount of $3,834.23."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan has failed Lender Credits That Cannot Decrease Test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape data states:- "Loan DTI is 51.75%"
Findings:-
																																																																																							Loan has a qualified mortgage DTI of 51.122% as the Borrower income was $7,500.13 and total expenses are in the amount of $3,834.23."	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36668818	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,718.73	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,594.59	2.750%	360	xx	xx	FHA	Fixed	Refinance	93.000%	93.000%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	46.047%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx W. xx’ in the amount of $XXX,XXX.XX in favor of ‘xx, xx.’ which was recorded on xx/xx/XXXX under xx# xx. xx chain of assignment has been completed as the mortgage is currently with ‘xx, xx.’. xx is senior mortgage against the subject property in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘xx, a public body corporate and politic’. xx active judgments/liens have been found against the subject property/owner. xx county taxes for XXXX (Xst installment) are paid off in the amount of $X,XXX.XX xx county taxes for XXXX (Xnd installment) are paid off in the amount of $X,XXX.XX. xx prior delinquent taxes have been found.	xx first payment date is xx/xx/XXXX. xx payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with current interest rate of X.XX % and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx: xx first payment date is xx/xx/XXXX. xx payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with current interest rate of X.XX % and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX. xx loan has not been modified since origination. xx evidences have been found regarding foreclosure proceedings or xx filing. xx time of origination borrower was working as supervisor at “xx” for X years and X months. xx visible damages are found. xx collection comments are missing. xx COVID review has not been performed.
xx:xx:xx	xx	Credit Report Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: 93.000%   xx: 92.000%   xx: 1.000%   xx %: 1.00000%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 93.000%   xx: 92.000%   xx: 1.000%   xx %: 1.00000%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 46.047%   xx: 46.000%   xx: 0.047%   xx %: 0.04700%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 25.160% xx: 26.000% xx: -0.840% xx %: -0.xx% xx: xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $248,050.64. The disclosed finance charge of $244,858.96 is not considered accurate because it is understated by more than $100. TILA Finance Charge Test is fail. Loan data is $244,858.96 and comparison data is $248,050.64. Hence, the variance is -$3,191.68. This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $248,050.64. The disclosed finance charge of $244,858.96 is not considered accurate for purposes of rescission because it is understated by more than $35. TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is $244,858.96 and comparison data is $248,050.64. Hence, the variance is -$3,191.68."
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan and required MI cert is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.047% as the Borrower income was $8,957.61 and total expenses are in the amount of $4124.75 per AUS/DU (Locator#XX Loan file pdf Page#337) and its recommendation is “Approve/Eligible with 46.05%.”"	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37789763	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$5,750.53	$6,755.76	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$991.96	2.875%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	51.635%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for Leader xx which was recorded on xx/xx/XXXX under xx/xx# RP-XXXX-xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee LeaderOne xx. xx is one junior mortgage which was recorded on xx/xx/XXXX under instru# RP-XXXX-xx in the amount of $X,XXX.XX in favor of xx of xx, N.A., in its capacity as bond trustee, on the behalf and for the benefit of xx of xx and xx. xx active judgments or lien have been found against the borrower or subject property. xx annual xx and xx for XXXX have been delinquent in the total amount of $X,XXX.XX and payable through the date of xx/xx/XXXX. xx annual xx charges for XXXX have been delinquent in the amount of $X,XXX.XX and payable through the date of xx/xx/XXXX.	xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx payment has been received since loan origination as the loan was originated on xx/xx/XXXX with first payment date of xx/xx/XXXX. xx current interest rate is X.xx% and P&I in the amount of $XXX.XX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx payment has been received since loan origination as the loan was originated on xx/xx/XXXX with first payment date of xx/xx/XXXX. xx current interest rate is X.xx% and P&I in the amount of $XXX.XX. xx current UPB reflected is in the amount of $XX. xx loan has not been modified since origination. xx per PACER report borrower has not filed bankruptcy since loan origination. xx evidences have been found regarding the current/prior foreclosure proceedings. xx subject property is owner occupied and no visible damages were reported. xx per comment dated xx/xx/XXXX borrower has been impacted by xx-XX and she recently lost her job due to TKG covid-related downsizing and wanted to defer at least one payment. xx signed forbearance agreement was received by borrower on xx/xx/XXXX which was effective from xx/xx/XXXX to xx/xx/XXXX. xx per latest comment dated xx/xx/XXXX borrower stated that she found new job and will resume payment as of xx/xx/XXXX. xx more details are available. xx the time of loan origination borrower was working as “xx” at “xx” for XX months.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: MI xx: xx: 164.820% |---| |----| xx: xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $4112.00   xx %: 1.xx%   xx:    xx: xx:
xx: xx CLTV xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx:    xx: xx:
xx: xx LTV (OLTV) xx: 98.189% xx: 96.500% xx: 1.689% xx %: 1.xx% xx: xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "per tape seller has a soft second against subject property for $9399. Reason for such second unknown. Elevated to LVL4 for client"
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.635% as the Borrower income was $5200.00 and total expenses are in the amount of $2685.01 per AUS/DU (XX Page#637) and its recommendation is “Approve/Eligible with 51.63%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on PCCD dated xx/xx/2020.  LE dated xx/xx/2020 reflects a Compliance Audit / Quality Control Fee at $50.00, however, PCCD dated xx/xx/2020 reflects the Compliance Audit / Quality Control Fee at $275.00.  This is a fee increase of $50.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. However, as per COC dated xx/xx/2020 located at "xx", Compliance Fee has corrected and applied lender cure for $50.00.  ""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A Rate lock agreement is missing from the loan file"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2700962	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,815.13	12/23/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,139.48	3.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	99.145%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for MERS as nominee for xx, xx., which was recorded on xx/xx/XXXX.
xx are X judgments first in the amount of $XXXX.XX which was recorded on xx/xx/XXXX in the favor of xx xx xx/ xx, L.L.C. and the other in the amount of $XXXX.XX which was recorded on xx/xx/XXXX in the favor of xx, xx.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P& is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX.xx RFD is unable to be determined. xx bankruptcy and foreclosure activity has been found.
xx repairs and damages have been found. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx S. xx has been working at xx LLC as a xx/xx since X years and X months.

xx:xx:xx	xx	Credit Report	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| -4 (xx) |----| xx: xx documents reflect the date xx/xx/2020. xx: xx:
xx: xx-xx DTI per 1003   xx: 97.964%   xx: 98.580%   xx: -0.616%   xx %: -0.xx%   xx: NA   xx: xx:
xx: xx-xx per 1003 xx: 52.889% xx: 53.200% xx: -0.311% xx %: -0.xx% xx: NA xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 97.964% as the Borrower income was $3,973.34 and total expenses are in the amount of $3,892.45 and the loan was underwritten by AUS/DU (Locator#xx Closing and Credit Package.pdf Page#532) and its recommendation is “Approve/Eligible” and DTI is showing in it as 44.51%.
The borrower's Income was calculated incorrectly at origination. After correcting the borrower's income, DTI is increased from 44% to 98%."	* Cash out purchase (Lvl 3) "The Subject loan is a Conventional Purchase Primary, however, the final CD (Locator#XX Closing and Credit Package.pdf Page#89) dated xx/xx/2020 shows the "Cash to Borrower" as $10,402.86 with no EMD."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $1,955.00 on final CD dated xx/xx/2020.
An initial LE dated xx/xx/2020 reflects the Transfer Taxes Fee as $1,468.00, however, the final CD reflected it as $3,423.00. There is a total fee increased of $1,955.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $1,955.00 on final CD dated xx/xx/2020.
An initial LE dated xx/xx/2020 reflects the Transfer Taxes Fee as $1,468.00, however, the final CD reflected it as $3,423.00. There is a total fee increased of $1,955.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."	* DTI > 60% (Lvl 1) "The borrower's DTI is exceeded 60% (97.964%) as the Borrower's income is $3,973.34 and total expenses are in the amount of $3,892.45 and the loan was underwritten by AUS/DU (Locator#XX.pdf Page#532) and its recommendation is “Approve/Eligible” and DTI is showing in it as 44.51%.
The borrower's Income was calculated incorrectly at origination. After correcting the borrower's income, DTI is increased from 44% to 98%.
Resolve:- PerXX
																																																																																									* Missing credit report (Lvl 1) "Credit Report Is Missing"	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72181546	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$5,592.47	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,748.81	2.500%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	13.860%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	54.011%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx which was recorded on xx/xx/XXXX under xx#xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx is one xx against the borrower which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX in favor of xx, L.P. D/B/A xx.

xx annual combined taxes for XXXX have been paid in the total amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and the P&I is $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and the P&I is $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx the time of loan origination borrower was working as “xx” at “xx USA” for XX months.
xx:xx:xx	xx	Credit Report Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1434 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020 xx: xx/xx/2020 xx: 80 (xx) xx %: xx: original xx is xx/xx/2020. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.011% as the Borrower income was $7,313.94 and total expenses are in the amount of $3,950.31 per AUS/DU (XX20024322_Package.pdf page #37) and its recommendation is “Approve/Eligible” at a DTI of 54.01%."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the prohibited fees test. (VA Pamphlet 26-7, Chapter 8.03, VA State Deviation Chart (xx/xx/2017) ) The loan charges one or more unauthorized fees. Certain fees may not be charged to the veteran under any circumstance.

The Borrower has been charged Attorney's Fee at $190.00."
* Loan does not conform to program guidelines (Lvl 3)     "Entitlement was calculated incorrectly.  Guaranty came back at 13.86%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan file."		* Missing credit report (Lvl 1) "Credit Report Is Missing"	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77324416	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,061.03	3.375%	360	xx	xx	Conventional	Fixed	Refinance	92.308%	92.308%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	32.433%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx which was recorded on xx/xx/XXXX under xx/xx# xx/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx are X prior mortgages against the subject property in favor of xx and xx of xx acting by and through the xx of xx and xx.

xx was recorded on xx/xx/XXXX under xx/xx# xx/XXX in the amount of $XX,XXX.XX.
xx was recorded on xx/xx/XXXX under xx/xx# xx/XXX in the amount of $X,XXX.XX.

xx subordination agreements for above both the mortgage are available with updated title report.

xx active judgments or lien have been found against the borrower or subject property.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and the P&I is $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and the P&I is $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx the time of loan origination borrower was working as “xx” at “xx” for XXX month.
xx:xx:xx	xx	Credit Report Missing Initial Closing Disclosure	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: lender required MI is yes. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1476 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 92.308%   xx: 98.077%   xx: -5.769%   xx %: -5.xx%   xx: original CLTV ratio is 92.07%   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 64 (xx)   xx %:    xx: original xx date is xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 32.433%   xx: 41.938%   xx: -9.505%   xx %: -9.xx%   xx: post close DTI per 1003 is 32.433%.   xx: xx:
xx: xx-xx per 1003   xx: 18.312%   xx: 22.048%   xx: -3.736%   xx %: -3.xx%   xx: post close housing ratio per 1003 is 18.321%.   xx: xx:
xx: xx of xx: xx rate or term xx: xx (GSE definition) xx: xx %: xx: purpose of refinance is lower late term. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "CE TRID tolerance test is incomplete since an executed copy of initial Closing Disclosure (CD) is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the AUS/DU recommendation is "Approve/Ineligible" due to exceeding CLTV of 95%. As per Fannie Mae guidelines, the CLTV cannot be exceeded 97% for fixed rate limited cash out refinance transactions."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "An executed copy of initial Closing Disclosure (CD) is missing from the loan file."		* Missing credit report (Lvl 1) "Credit Report Is Missing"	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45370463	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,648.22	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$581.78	3.750%	180	xx	xx	Conventional	Fixed	Purchase	55.172%	55.172%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.763%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx.
xx of assignment has been completed. xx, the mortgage is with xx, which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx combined taxes for the year of XXXX have been paid in the amount of $XXXX.XX. xx prior year delinquent taxes have been found.
xx loan was originated in xx/xx/XXXX. xx payment history is missing from xx/xx/XXXX to xx/xx/XXXX.	xx:xx loan was originated in xx/xx/XXXX. xx payment history is missing from xx/xx/XXXX to xx/xx/XXXX.
xx present status of the loan is unable to determine. xx bankruptcy and foreclosure activity has been found.xx repairs and damages have been found. xx collection comments are missing. xx COVID review has not been performed. xx collection comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx L xx has been working at xx & xx as a xx and xx since X years and X months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: $xx: $xx: $xx %: 7.xx%   xx:    xx: xx:
xx: xx CLTV xx: 55.172%   xx: 55.170%   xx: 0.002%   xx %: 0.00200%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 55.172%   xx: 55.000%   xx: 0.172%   xx %: 0.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 39.763% xx: 0.398% xx: 39.365% xx %: 39.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Appraisal Fee at $550.00, Credit Report Fee at 50.00 and Transfer Taxes at $319.00, however Final CD dated xx/xx/2019 shows Appraisal Fee at $950.00, Credit Report Fee at 54.46 and Transfer Taxes at $638.00. This is a fee increase of $723.46 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "At the time of origination:- Did not verify all assets needed for closing. Total Liquid funds for closing: $2,251.64. Funds needed for closing: $5,001.24. Short funds to close in the amount of $2,749.6. Compensating factor: This is a purchase loan with 45% down payment."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45051923	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,655.43	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$663.63	4.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	49.875%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx xx” for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is from xx, xx which was recorded on xx/xx/XXXX.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx to latest payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and the next due date is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the collection and the next due date is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at the xx as xx from X.XX years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2025 xx: xx/xx/2020 |---| 1506 (xx) |----| xx: xx: xx:
xx: xx-xx DTI per 1003   xx: 49.875%   xx: 49.880%   xx: -0.005%   xx %: -0.00500%   xx:    xx: xx:
xx: xx-xx per 1003   xx: 14.103%   xx: 14.100%   xx: 0.003%   xx %: 0.00300%   xx:    xx: xx:
xx: xx: xx/xx/2050 xx: xx/xx/2050 xx: -304 (xx) xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Purchased property as primary residence, but never occupied. Family member likely residing in the property."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.875% as the Borrower income was $6,725.33 and total expenses are in the amount of $3,354.27 per AUS/DU (Locator#XX4) and its recommendation is “Approve/Eligible” with a DTI of 49.88%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78435530	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$835.28	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$429.41	2.875%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	786	Not Applicable	37.766%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx xx” for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at the xx as xx/xx from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2020   xx: 36 (xx)   xx %:    xx:    xx: xx:
xx: xx: VA   xx: xx:    xx %:    xx:    xx: xx:
xx: xx P&I   xx: $429.41   xx: $529.69   xx: $-100.28   xx %: -18.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 37.766%   xx: 37.770%   xx: -0.004%   xx %: -0.00400%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 26.531% xx: 26.530% xx: 0.001% xx %: 0.00100% xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan is an uninsured VA due to lack of entitlement & converted into Conventional."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock agreement is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73164252	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$696.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$602.45	3.500%	360	xx	xx	VA	Fixed	Purchase	103.600%	103.600%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	Not Applicable	41.448%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx xx which was recorded on xx/xx/XXXX under xx/xx# XXXX / XXXX.
xx chain of assignment has been completed as the mortgage is currently with the current assignee xx xx.

xx active judgments or liens have been found against the name of borrower or subject property.

xx annual xx taxes for XXXX have been paid in the total amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx the time of loan origination borrower was working as “xx” at “USP xx” for XX months.
xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2020 |---| 30 (xx) |----| xx: updated as per available doc review. xx: xx:
xx: xx: VA   xx: xx:    xx %:    xx: updated as per available doc review.   xx: xx:
xx: xx CLTV xx: 103.600%   xx: 104.000%   xx: -0.400%   xx %: -0.xx%   xx: updated as per available doc review.   xx: xx:
xx: xx LTV (OLTV)   xx: 103.600%   xx: 104.000%   xx: -0.400%   xx %: -0.xx%   xx: updated as per available doc review.   xx: xx:
xx: xx-xx DTI per 1003   xx: 41.448%   xx: 41.450%   xx: -0.002%   xx %: -0.00200%   xx: updated as per available doc review.   xx: xx:
xx: xx-xx per 1003 xx: 11.989% xx: 11.990% xx: -0.001% xx %: -0.00100% xx: updated as per available doc review. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and Charges That In Total Cannot Increase More Than 10% Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on Initial CD dated xx/xx/2020.  LE dated xx/xx/2020 reflects an Points - Loan Discount Fee of $575.00, however, Initial CD dated xx/xx/2020 reflects an Appraisal Fee of $575.11.  This is a fee increase of $0.11 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has also failed Charges That In Total Cannot Increase More Than 10% Test.
Comparison Fee Amount is $1,223.00 and Final Fee amount is $1,429.00 this is a increase of $206.00 which is greater than 10%."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Uninsured VA due to lack of entitlement, converted to conventional"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70260998	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,029.36	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$422.29	3.375%	360	xx	xx	Conventional	Fixed	Purchase	96.000%	96.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	682	Not Applicable	38.193%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for xx xx which was recorded on xx/xx/XXXX under xx/xx# XXXX/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx xx.
xx active judgments or liens have been found against the name of borrower or subject property.

xx annual xx taxes for XXXX have been paid in the total amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX

xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.

xx the time of loan origination borrower was working as “xx” at “xx” for XX months.
xx:xx:xx	xx	Credit Application HUD-1 Closing Statement Missing or error on the Rate Lock Note Origination Appraisal	xx: xx of xx: 7 xx: 6 |---| 1 |----| 16.xx% xx: age of loan is 7. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2020   xx: 30 (xx)   xx %:    xx: last payment received date is xx/xx/2021.   xx: xx:
xx: xx P&I   xx: $422.29   xx: $616.11   xx: $-193.82   xx %: -31.xx%   xx: original P&I is $422.29.   xx: xx:
xx: xx-xx DTI per 1003   xx: 38.193%   xx: 38.190%   xx: 0.003%   xx %: 0.00300%   xx: post close DTI per 1003 is 38.193%.   xx: xx:
xx: xx-xx per 1003   xx: 25.473%   xx: 25.470%   xx: 0.003%   xx %: 0.00300%   xx: post close DTI is 25.473%.   xx: xx:
xx: xx: 353 xx: 354 xx: -1 xx %: -0.xx% xx: stated remaining term is 353. xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final Application document provided in the loan file is not hand signed by the borrower, it is electronically signed by the borrower."
* Application Not Signed by All Borrowers (Lvl 3)     "Final Application document provided in the loan file is not hand signed by the borrower, it is electronically signed by the borrower."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Rate Lock Fee at $0.00, however Final CD dated xx/xx/2020 shows Rate Lock Fee at $95.52. This is a fee increase of $95.52 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is not hand signed by the borrower, it is electronically signed by the borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Tape data States:- ran AU as detached instead of attached condo, LTV too high"
* Missing Appraisal (Lvl 3)     "Appraisal Report is missing in the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing in the loan file."
																																																																																							* Note is missing or unexecuted (Lvl 3) "Note document provided in the loan file is a copy of eNote and it is not hand signed by the borrower, it is electronically signed by the borrower."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8476298	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,185.76	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$548.31	5.625%	360		xx	xx		Conventional	Fixed		Purchase	74.414%	74.414%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	730	Not Applicable	25.449%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
 xx prior year delinquent taxes have been found.

xx per the review as of xx/xx/XXXX, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX
xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx evidence for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx repairs and damages have been found. xx borrower xx-xx has been working at xx & xx., as an xx/xx since X years.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 18 xx: 17 |---| 1 |----| 5.xx% xx: xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1459 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 74.414%   xx: 75.000%   xx: -0.586%   xx %: -0.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 74.414%   xx: 75.000%   xx: -0.586%   xx %: -0.xx%   xx:    xx: xx:
xx: xx P&I   xx: $548.31   xx: $657.62   xx: $-109.31   xx %: -16.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 25.449%   xx: 38.890%   xx: -13.441%   xx %: -13.xx%   xx:    xx: xx:
xx: xx-xx per 1003   xx: 5.346%   xx: 13.440%   xx: -8.094%   xx %: -8.xx%   xx:    xx: xx:
xx: xx: 342   xx: 343   xx: -1   xx %: -0.xx%   xx:    xx: xx:
xx: xx: 2 xx: xx: xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject property is 2 unit investment, and the loan was closed at 75% LTV."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34513195	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,910.49	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,617.68	4.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	40.273%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx xx which was recorded on xx/xx/XXXX.
xx is a judgment in the amount of $XXXX which was recorded on xx/xx/XXXX in the favor of xx, xx.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
 xx prior year delinquent taxes have been found.
xx per the review as of xx/xx/XXXX, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx evidence for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx repairs and damages have been found. xx borrower xx S xx has been working at xx/ xx as a xx LLC since X years X months.
xx:xx:xx	xx	xx: xx of xx: 15 xx: 14 |---| 1 |----| 7.xx% xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 31 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 40.273%   xx: 65.880%   xx: -25.607%   xx %: -25.xx%   xx:    xx: xx:
xx: xx-xx per 1003   xx: 38.288%   xx: 38.290%   xx: -0.002%   xx %: -0.00200%   xx:    xx: xx:
xx: xx: 5370 xx: 5370 xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: 345 xx: 346 xx: -1 xx %: -0.xx% xx: xx: xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "As per tape, income used from a business that was terminated, without it, DTI goes to 65.88%, currently has MI but revised ratio has not been reported yet."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71742173	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$714.53	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$591.87	2.875%	360	xx	xx	VA	Fixed	Cash Out	72.049%	72.049%	Full Documentation	Yes	xx	xx	0.640%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	776	731	22.179%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found..
xx taxes for the year of XXXX have been paid in the amount of $XXX.XX. xx prior year delinquent taxes have been found.	xx per the review as of xx/xx/XXXX, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on XX/XXXX which was applied for xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on XX/XXXX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx bankruptcy and foreclosure activity has been found.
xx repairs and damages have been found. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx has been working at xx as a xx since X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 2 xx: 1 |---| 1 |----| 100.00000% xx: xx: xx:
xx: xx #2 xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 33 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 72.049%   xx: 72.050%   xx: -0.001%   xx %: -0.00100%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 72.049%   xx: 72.050%   xx: -0.001%   xx %: -0.00100%   xx:    xx: xx:
xx: xx P&I   xx: $591.87   xx: $792.74   xx: $-200.87   xx %: -25.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 22.179%   xx: 22.180%   xx: -0.001%   xx %: -0.00100%   xx:    xx: xx:
xx: xx-xx per 1003   xx: 14.159%   xx: 14.160%   xx: -0.001%   xx %: -0.00100%   xx:    xx: xx:
xx: xx: 358 xx: 359 xx: -1 xx %: -0.xx% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the loan origination fee test. (

The loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount, or 1% of the unpaid principal balance if the loan is an Interest Rate Reduction Refinance Loan (IRRRL).
In addition to certain itemized fees and charges designated by VA guidelines, the lender may charge the veteran a flat charge not to exceed 1%. The lender's maximum allowable flat charge of 1% is intended to cover all of the lender's costs and services which are not reimbursable as "itemized fees and charges."

The seller, lender, or any other party may pay fees and charges, including discount points, on behalf of the borrower. VA regulations limit charges "made against or paid by" the borrower. They do not limit the payment of fees and charges by other parties."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Loan does not conform to program guidelines (Lvl 3)     "VA entitlement too low, insured at 0.64%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan file."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4822469	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,145.22	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,223.93	2.875%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	20.750%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	797	790	43.134%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx xx” for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of city taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and $XXX.XX on xx/xx/XXXX.
xx and fourth installments of city taxes for the year of XXXX are due in the amount of $XXX.XX on xx/xx/XXXX and $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx payment history is missing. xx unpaid principal balance is reflected in the amount of $XX. xx to be determined current P&I and interest rate.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx payment history is missing. xx unpaid principal balance is reflected in the amount of $XX. xx to be determined current P&I and interest rate. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is retired.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 4 xx: 3 |---| 1 |----| 33.xx% xx: xx: xx:
xx: xx P&I   xx: $1223.93   xx: $1637.29   xx: $-413.36   xx %: -25.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 43.825%   xx: 43.830%   xx: -0.005%   xx %: -0.00500%   xx:    xx: xx:
xx: xx-xx per 1003   xx: 15.818%   xx: 15.820%   xx: -0.002%   xx %: -0.00200%   xx:    xx: xx:
xx: xx: 356 xx: 357 xx: -1 xx %: -0.xx% xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "VA entitlement too low, insured at 20.75%"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.825% as the Borrower income was $10,350.89 and total expenses are in the amount of $4,536.29 per AUS/DU (Locator#XX and its recommendation is “Approve/Eligible” at a DTI of 43.83%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12205959	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$706.00	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$508.88	4.125%	360	xx	xx	Conventional	Fixed	Purchase	92.511%	92.511%	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	741	Not Applicable	36.301%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx xx. xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx xx which was recorded on xx/xx/XXXX. xx is a junior mortgage in the amount of $XXXX which was recorded on xx/xx/XXXX in the favor of xx. xx active judgments or liens have been found. xx taxes for the year of XXXX have been paid in the amount of $XXX.XX. xx prior year delinquent taxes have been found.	xx per the review as of xx/xx/XXXX, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx evidence for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx repairs and damages have been found. xx borrower xx has been working at xx as an xx manager since X years.
xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 33 (xx) |----| xx: xx: xx:
xx: xx CLTV xx: 92.511%   xx: 100.000%   xx: -7.489%   xx %: -7.xx%   xx: xx is 92.511%   xx: xx:
xx: xx LTV (OLTV)   xx: 92.511%   xx: 93.000%   xx: -0.489%   xx %: -0.xx%   xx: ltv is 92.511%   xx: xx:
xx: xx-xx DTI per 1003   xx: 36.301%   xx: 50.560%   xx: -14.259%   xx %: -14.xx%   xx: xx 1008 DTI is 36.301%   xx: xx:
xx: xx-xx per 1003   xx: 32.878%   xx: 32.880%   xx: -0.002%   xx %: -0.00200%   xx: HTI is 32.878%   xx: xx:
xx: xx (HUD-1 xx 101)   xx: $xx: $xx: $500.00   xx %: 0.xx%   xx: xx contract purchase price is xx: xx:
																																																																																				xx: xx: xx/xx/2049 xx: xx/xx/2049 xx: 31 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan is a first lien mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all lender fees exceeds the greater of 0.25% of the principal amount"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90385216	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,581.56	$1,539.23	11/29/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$695.36	3.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	24.475%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx xx which was recorded on xx/xx/XXXX under xx/xx# XXXX/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx xx.
xx active judgments or liens have been found against the name of borrower or subject property.

xx annual xx taxes for XXXX have been delinquent in the total amount of $X,XXX.XX and payable through the date of xx/xx/XXXX.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx the time of loan origination borrower was working as “xx/xx” at “xx” for XX months.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2024 xx: xx/xx/2021 |---| 1415 (xx) |----| xx: xx: xx:
xx: xx-xx DTI per 1003   xx: 24.475%   xx: 24.480%   xx: -0.005%   xx %: -0.00500%   xx:    xx: xx:
xx: xx-xx per 1003   xx: 23.186%   xx: 23.190%   xx: -0.004%   xx %: -0.00400%   xx:    xx: xx:
xx: xx: 2 xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test. (NC §24-1.1A (c)(1)(b))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on Initial CD dated xx/xx/2020.  LE dated xx/xx/2020 reflects an Appraisal Fee of $466.00, however, Initial CD dated xx/xx/2020 reflects an Appraisal Fee of $566.  This is a fee increase of $100.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.  There is a Non-Specific Lender Credit on the Final CD, however, credit is a Non-Specific Credit and cannot be used to cure this violation."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, 2unit exceeded LTV guidelines by the agencies."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90500174	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,032.35	3.500%	360		xx	xx		VA	Fixed		Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	12.810%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	661	Not Applicable	42.222%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx to xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has not been provided with the xx title report. xx, the mortgage is with the original lender “MERS as nominee for xx xx”.
xx active judgments or liens have been found against the borrower and property.
xx first and second installment city taxes of the year XXXX/XXXX are xx.

xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX. xx UPB is reflected in the payment history is in the amount of $XX.	xx:xx loan is currently performing. xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX. xx UPB is reflected in the payment history is in the amount of $XX.
xx the borrower is working at xx/ xx FundN as a xx from X years.
xx loan has not been modified since origination.
xx post-closing details regarding the foreclosure and bankruptcy have not been found.

xx:xx:xx	xx	Affiliated Business Disclosure Initial 1003_Application Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 27 (xx) |----| xx: xx payment received date is xx/xx/2021. xx: xx:
xx: xx P&I   xx: $1032.35   xx: $1299.74   xx: $-267.39   xx %: -20.xx%   xx: xx P7I is $1032.35.   xx: xx:
xx: xx-xx DTI per 1003   xx: 42.222%   xx: 42.220%   xx: 0.002%   xx %: 0.00200%   xx: xx-xx DTI is 42.222%.   xx: xx:
xx: xx-xx per 1003 xx: 20.374% xx: 20.370% xx: 0.004% xx %: 0.00400% xx: xx-xx ratio is 20.374%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $643.72 on final CD dated xx/xx/2020.
An initial LE dated xx/xx/2020 reflects the Lock Extension Fee as $0.00, however, the final CD reflected it as $643.72. There is a total fee increased of $643.72 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $643.72 on final CD dated xx/xx/2020.
An initial LE dated xx/xx/2020 reflects the Lock Extension Fee as $0.00, however, the final CD reflected it as $643.72. There is a total fee increased of $643.72 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "A copy of Homeownership Counseling disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is a VA Purchase Primary. The provided Seller’s tape is showing an alert that the VA entitlement too low & insured at 12.81%"
* Missing Initial 1003_Application (Lvl 3)     "An executed copy of initial 1003 dated xx/xx/2020 is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "The following disclosures are missing from the loan file:

1. Settlement Services Providers List (SSPL) disclosure

2. Fraud Guard Report"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "A copy of Affiliated Business disclosure is missing from the loan file."			Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
877839	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,452.50	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,616.71	4.625%	240	xx	xx	VA	Fixed	Refinance	78.522%	78.522%	Streamline Refinance	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	645	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx subject property and the reason for default are unable to determine. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx as a GM xx from XX.XX years.

xx:xx:xx	xx	Missing or error on the Rate Lock Transmittal (1008)	xx: xx of xx: 20 xx: 19 |---| 1 |----| 5.xx% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 28 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: VA   xx: xx:    xx %:    xx:    xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $0.08   xx %: 0.00003%   xx:    xx: xx:
xx: xx CLTV xx: 78.522%   xx: 85.000%   xx: -6.478%   xx %: -6.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 78.522%   xx: 85.000%   xx: -6.478%   xx %: -6.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 35.150%   xx:    xx %:    xx:    xx: xx:
xx: xx-xx per 1003   xx: xx: 34.320%   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx rate or term   xx: xx in xx/xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2039   xx: xx/xx/2049   xx: -3653 (xx)   xx %:    xx:    xx: xx:
xx: xx: 220 xx: 221 xx: -1 xx %: -0.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $1,212.72 on final CD dated xx/xx/2019. There is a total fee increased of $1,212.72 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $1,212.72 on final CD dated xx/xx/2019. There is a total fee increased of $1,212.72 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan is a VA IRRRL uninsured due to refinance seasoning requirement & converted into Conventional."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock agreement is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "A copy of VA Loan Analysis or Transmittal Summary is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42870244	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$5,519.57	$7,431.02	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,504.11	5.625%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	736	772	61.592%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx sexx was done on the borrower’s name and multiple IRS liens, xx tax liens, and civil judgments were found. xx SSN# is not mentioned. xx, unable to determine whether the liens are against the borrower.
xx taxes for the year of XXXX have been delinquent in the amount of $XXXX.XX.
Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xnd installment taxes for the year of XXXX have been due in the amount of $XXXX.XX.
xx per the tape of payment history as of xx/xx/XXXX, the borrower has been delinquent for XXX+days and the next payment is due for xx/xx/XXXX. xx per the payment history current UPB is in the amount of $XX.	xx:xx loan is currently in collections and the next payment is due for xx/xx/XXXX. . xx records for foreclosure and bankruptcy have been found. xx RFD is xx impact. xx per the comments, the borrower’s income was impacted by xx. xx FB plan as requested an offered. xx the extension was offered. xx further details have been found.
xx repairs and damages have been found. xx borrower xx has been working at xx’s xx as a xx since XX years.

																																																																																	xx:xx:xx	xx		xx: xx (or xx) xx: $xx: $xx |---| $-xx |----| -25.00000% xx: xx: xx: xx: xx-xx DTI per 1003 xx: 33.374% xx: 33.000% xx: 0.374% xx %: 0.xx% xx: xx: xx: xx: xx: xx, (xx) xx: xx xx: xx %: xx: xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is a Conventional Purchase Investment. The provided Seller’s tape is showing an alert that DTI & reserves were not met."		* DTI > 60% (Lvl 1) "Kindly resolve it."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81531946	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$340.39	$2,808.85	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$897.23	4.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	709	Not Applicable	11.727%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX-XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and due in the amount of $X,XXX.XX on xx/xx/XXXX.
xx installments of county taxes for the year of XXXX-XXXX supplemental are due in the total amount of $XXX.XX on xx/xx/XXXX.
xx installments of county taxes for the year of XXXX-XXXX xx are delinquent in the total amount of $XXX.XX till good though dated xx/xx/XXXX.

xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.

xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at the xx as xx from X.XX years.

																																																																																	xx:xx:xx	xx		xx: xx-xx DTI per 1003 xx: 3.178% xx: 11.730% |---| -8.552% |----| -8.xx% xx: NA xx: xx:	1: Acceptable				* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55676281	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,207.21	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,751.88	4.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	685	Not Applicable	45.431%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx is an IRS lien in the amount of $xx which was recorded on xx/xx/XXXX in the favor of xx of the xx - xx.
Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xnd installment taxes for the year of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx loan was originated on xx/xx/XXXX and its first payment begins from xx/xx/XXXX. xx payment history is missing from xx/xx/XXXX to xx/xx/XXXX.	xx:xx to determine the current status of the loan. xx loan was originated on xx/xx/XXXX and its first payment begins from xx/xx/XXXX. xx payment history is missing from xx/xx/XXXX to xx/xx/XXXX.
xx RFD is unable to be determined. xx bankruptcy and foreclosure activity has been found.
xx repairs and damages have been found. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx has been working at xx, xx., as a xx since X years X months.

																																																																																	xx:xx:xx	xx		xx: xx-xx DTI per 1003 xx: 45.431% xx: 45.430% |---| 0.001% |----| 0.00100% xx: NA xx: xx: xx: xx-xx per 1003 xx: 39.613% xx: 39.610% xx: 0.003% xx %: 0.00300% xx: NA xx: xx:	3: Curable		* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.431% as the Borrower income was $8,800.00 and total expenses are in the amount of $4,000.00 per AUS/DU (Locator#XX.pdf Page# 41) and its recommendation is “Approve/Eligible" with 45.45%."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2019. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2019. Note date is xx/xx/2019."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17608774	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,070.17	$5,582.22	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,035.13	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	652	Not Applicable	45.042%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx recorded on XX/XX/xx for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed, no latest assignment has been found.
xx are civil judgments, state tax lien and IRS lien against the borrower.
xx IRS lien recorded on xx/xx/XXXX for the amount of $XX,XXX.XX in the favor of xx of the xx- xx.
xx are X state tax liens recorded on xx/xx/XXXX and xx/xx/XXXX for the total amount of $xx in the favor of xx of xx.
xx are X civil judgments for the total amount of $ xx with different plaintiff’s and recorded on different dates.
XXXX-XXXX taxes are paid in the amount of $XXXX.XX which will due on xx/xx/XXXX. XXXX-XXXX has delinquent for the amount of $XXXX.XX which was due on xx/xx/XXXX and good through as xx/xx/XXXX.
xx loan was originated on xx/xx/XXXX. xx payment history is missing from xx/xx/XXXX to xx/xx/XXXX.	xx:xx loan was originated on xx/xx/XXXX. xx comment history is missing from xx/xx/XXXX to xx/xx/XXXX. xx:xx:xx	xx	3: Curable	* Appraisal not signed (Lvl 3) "Provided Appraisal report is showing that the subject was under went repairs or alterations at origination but no 1004D in the loan file to confirm whether the repairs or alterations are completed."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the appraiser is on "Do Not Use List.""	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.04% as the Borrower income was $13,850.67 and total expenses are in the amount of $6,238.64 and the loan was underwritten by AUS/LP (Locator#9) and its recommendation is “Accept/Eligible” and DTI is showing in it as 45%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61421670	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$832.73	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,846.32	3.375%	180	xx	xx	Conventional	Fixed	Refinance	73.380%	73.380%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	760	51.282%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx.
xx chain of assignment has been completed as currently the assignment is with MERS as nominee for xx.
xx active judgments or liens have been found pending.
xx;
X) xx county taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found pending.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history tape data is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.	xx:xx collection comments and payment history shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history tape data is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.
xx loan has not been modified since origination.
xx application available in the loan file located at (xx) shows that the borrower is self employed and runs the company named xx's xx and xx since X years and X months as a owner.
xx was not initiated in the loan.
xx has not filed bankruptcy.
xx subject property is in average condition. xx visible damages or repairs have been observed in the subject property.
xx:xx:xx	xx	Affiliated Business Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	xx: xx: xx: xx |---| |----| xx: xx: xx: xx: xx: xx/xx/2019 xx: xx/xx/2019 xx: -5 (xx) xx %: xx: xx: xx: xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on Final CD dated xx/xx/2019.  LE dated xx/xx/2019 reflects a Transfer Taxes at $1430.00, however, Final CD dated xx/xx/2019 reflects the Transfer Taxes at $1432.75.  This is a fee increase of $2.75 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Fannie Mae identified a new debt that was not included in the DTI. Towne has attempted to re-qualify the borrower but the DTI still exceeds allowable levels. However, At the time of our review and based on the documents in file, we are unable to match the seller defect and have made the decision to escalate this for client review due to the impact on DTI. As per AUS/DU (Locator#XX bundle  Page#595) and its recommendation is “Approve/Eligible with 49.21%."
* Missing or error on the Rate Lock Document (Lvl 3)     "A Rate lock agreement is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure to the Borrower(s) on LE dated 0xx/xx/2019 discloses the loan will not be transferred and the originator will service the loan."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.213% as the Borrower income was $5574.49 and total expenses are in the amount of $2743.39 per AUS/DU (Locator#XX bundle Page#595) and its recommendation is “Approve/Eligible with 49.21%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "As per Seller tape, Fannie Mae identified a new debt that was not included in the DTI. Towne has attempted to re-qualify the borrower but the DTI still exceeds allowable levels. However, At the time of our review and based on the documents in file, we are unable to match the seller defect and have made the decision to escalate this for client review due to the impact on DTI. As per AUS/DU (Locator#503580 bundle Page#595) and its recommendation is “Approve/Eligible with 49.21%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58817141	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,534.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$684.53	3.625%	360	xx	xx	Conventional	Fixed	Refinance	54.781%	54.781%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	812	Not Applicable	29.429%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage recorded on xx/xx/XXXX with MERS as nominee for xx.
xx chain of assignment has been completed as currently the assignment is with MERS as nominee for xx.
xx active judgments or liens have been found pending.
xx;
X) Xst installment county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
X) Xnd installment county taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found pending.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.	xx:xx collection comments and payment history shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.
xx loan has not been modified since origination
xx application available in the loan file located at (xx) shows that the borrower was working with xx INC since X year as a xx - CR SVCS.
xx was not initiated in the loan.
xx has not filed bankruptcy yet.
xx subject property is in average condition. xx visible damages or repairs have been observed on the subject property.
xx:xx:xx	xx	Notice of Servicing Transfer	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: -5 (xx)   xx %:    xx:    xx: xx:
xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2019) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2019). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2019) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2019). However, the method of delivery is marked as "Personal.""
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "A copy of Notice of Servicing Transfer disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The borrower’s income is not considered for DTI calculations since the provided Seller’s tape is showing an alert that the Borrower left the job prior to closing via settlement agreement. He obtained new job after closing and after first payment was due. Underwriter was able to re-qualify the borrower using this job but Fannie did not accept due to it being after the 1st pay due date."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42656574	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,543.00	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$886.72	3.750%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	785	741	43.196%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx annual installment of town jurisdiction tax of XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
xx annual installment of county jurisdiction tax of XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
xx annual installment of school jurisdiction tax of XXXX/XX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Mortgage Insurance	xx: xx #2 xx: xx: |---| |----| xx: xx. xx: xx:
xx: xx: xx: \   xx:    xx %:    xx: xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx CLTV xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: 98.189%.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: 98.189%.   xx: xx:
xx: xx: 00000000000000000000M0MM   xx: PPPPPPPPPPPPPPPPPP   xx:    xx %:    xx:    xx: xx:
xx: xx: MM0M00000000000000000000 xx: PPPPPPPPPPPPPPPPPP xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the Pennsylvania license validation test. The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.

2. This loan failed the TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" validation test. This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the Pennsylvania license validation test. The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.

2. This loan failed the TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" validation test. This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."
* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "CE TRID Tolerance is incomplete since no initial CD."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.19% as the Borrower income was $3,784.73 and total expenses are in the amount of $1,634.85 and the loan was underwritten by AUS/DU (Locator#XX Page#58) and its recommendation is “Approve/Eligible” and DTI is showing in it as 43.20%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34364496	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,155.15	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,208.94	4.500%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	612	Not Applicable	46.766%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx, xx with xx# xx.

xx chain of assignment has been completed; currently the assignment is with originated lender MERS as nominee for xx, xx.

xx active judgments or liens have been found against the borrower.
xx city taxes of XXXX have been due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx reason for default is unable to be determined from the latest servicing comments.
xx, the borrower is working at the xx LTD as a xx from XX.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx:    xx: xx:
xx: xx: 00000000000000000000M000   xx: PPPPPPPPPPPPPPPPPP   xx:    xx %:    xx:    xx: xx:
xx: xx: 000M00000000000000000000 xx: PPPPPPPPPPPPPPPPPP xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009.

This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.551%) is exceeded APOR (5.450%) by 0.101%. The APR threshold is 5.450% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.551%    Allowed: 5.450%    Over by: +0.101%

and

This loan failed the initial closing disclosure delivery date test due to one of the following findings:-

"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or

"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or

The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on Final CD dated xx/xx/2017.  LE dated xx/xx/2017 does not reflect Appraisal Re-Inspection Fee, however, Final CD dated xx/xx/2017 reflects the Appraisal Re-Inspection Fee at $200.00.  This is a fee increase of $200.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee increase on Final CD dated xx/xx/2017.  LE dated xx/xx/2017 reflects Transfer Taxes at $4980.00, however, Final CD dated xx/xx/2017 reflects the Transfer Taxes at $4981.50.  This is a fee increase of $1.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.551%      Allowed: 5.450%     Over by: +0.101%"
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan and required MI Cert is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Files"			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55831928	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$904.33	$904.33	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$904.04	5.125%	360	xx	xx	FHA	Fixed	Purchase	83.435%	90.972%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	674	26.938%	First	Final policy	Not Applicable	$15,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx., A xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with the instrument# xx.
xx of assignment has been completed. xx assignment is with the xx X xx.
xx are X junior mortgages against the subject property in the different favor for the amount of $XX,XXX, $XXXX and $xx which was recorded on xx/xx/XXXX with the instrument# xx, #xx, #xx respectively.
xx X senior credit card judgments against the borrower in the different favor for the total amount of $XX,XXX.XX which was recorded on xx/xx/XXXX, xx/xx/XXXX, xx/xx/XXXX & xx/xx/XXXX.
xx is one senior xx medical lien against the borrower in the favor of xx for the amount of $XXXX.XX which was recorded on xx/xx/XXXX.
xx are X senior IRS liens against the borrower xx D xx and xx in the favor of xx of the xx for the amount of $XX,XXX.XX and $XX,XXX.XX which was recorded on xx/xx/XXXX and xx/xx/XXXX. xx, the SSN# not matched with the available supporting documents.
xx are junior judgments against the borrower in different favor for the amount of $XXXX.XX and $XXXX.XX which was recorded on xx/xx/XXXX & xx/xx/XXXX.
xx is one junior notice of claim heath lien against the borrower in the favor of xx for the amount of $XXXX.XX which was recorded on xx/xx/XXXX.
xx installment county taxes for the year of XXXX have been paid in the amount of $XXX.XX and the second installment taxes are due in the amount of $XXX.XX. xx, it is unable to determine the due date or good through date from the available tax certificate.

xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx current P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.	xx:xx loan present status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx current P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.
xx, the borrower is working at the xx as a xx from X years X months.
xx per the BPO report dated xx/xx/XXXX which is located at “xx.pdf”, the subject property is owner occupied. xx damage and repairs have been found.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx: xx D xx: xx |---| |----| xx: xx 1003 reflects xx name as xx D xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 90.972%   xx: 100.844%   xx: -9.872%   xx %: -9.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 83.435%   xx: 82.000%   xx: 1.435%   xx %: 1.xx%   xx: xx price and appraisal report value are same as $199,000 so LTV is 83.435   xx: xx:
xx: xx: 0000000000000000MMMM0000   xx: PPPPPPPPPPPPPPPPP   xx:    xx %:    xx:    xx: xx:
xx: xx: 0000MMMM0000000000000000 xx: PPPPPPPPPPPPPPPPP xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date.

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2018) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2018). However, the method of delivery is marked as "Personal."

4. This loan failed the revised closing disclosure delivery date test (waiting period required)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.290%) is exceeded APOR (6.120%) by 0.170%. The APR threshold is 6.120% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL    Charged: 6.290%      Allowed: 6.120%      Over by: +0.170%"
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge is $191,107.68. The disclosed finance charge of $178,467.33 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA APR test. The annual percentage rate (APR) is 6.290%. The disclosed APR of 6.025% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $153.62 on final CD dated xx/xx/2018. There is a total fee increased of $153.62 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL         Charged: 6.290%      Allowed: 6.120%      Over by: +0.170%"
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan is a FHA Purchase and it is uninsurable since DPA was not approved by FHA.  Calculated available for reserves is less than DU calculated reserves by $1,502.99.  Unable to rerun DU after PHE/Cardinal Merger. Due to not being able to run DU, must be repurchased."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The executed copy of Rate Lock agreement is missing from the loan file."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68590478	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,899.15	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,025.02	3.750%	360	xx	xx	FHA	Fixed	Refinance	75.027%	75.027%	Streamline Refinance	xx	xx	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx xx, a xx-owned xx of xx xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx#xx/page#xx/XXX.

xx is no chain of assignment as the subject mortgage is with the original lender.

xx active judgments or liens have been found against the borrower/subject property.

xx combined Xst installment taxes for the year XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and Xnd installment taxes are due in the amount of $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX. xx reason for default is unable to be determined. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx comments have been found regarding the subject property. xx employment details are not available.
xx:xx:xx	xx	Missing Initial Closing Disclosure Missing Initial LE Notice of Servicing Transfer	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: MI xx: xx: 100.000%   xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 75.027%   xx: 75.030%   xx: -0.003%   xx %: -0.00300%   xx: NA   xx: xx:
xx: xx LTV (OLTV)   xx: 75.027%   xx: 75.030%   xx: -0.003%   xx %: -0.00300%   xx: NA   xx: xx:
xx: xx: 000000000000000000000000   xx: PPPPPPPPPPPPPPPP   xx:    xx %:    xx: xx history string 000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000 xx: PPPPPPPPPPPPPPPP xx: xx %: xx: xx history string reversed is 000000000000000000000000. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Case Number for subject loan was pulled too early; loan being paid off was not sufficiently seasoned at time of case number pull."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing in the loan file."
* Missing Initial LE (Lvl 3) "Initial LE is missing in the loan file."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "Initial disclosures are missing hence TRID tolerance test is incomplete."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Document is missing in the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74931086	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,039.00	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,302.05	3.875%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	704	Not Applicable	53.669%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX and recorded on xx/xx/XXXX.
xx chain of assignment has not been completed, no latest assignment has been found.
xx are no active liens and judgments found against the borrower.
xx for the year XXXX-XXXX are paid in the amount of $XX,XXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy.
xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: MI xx: xx: 100.000%   xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 98.189%   xx: 97.840%   xx: 0.349%   xx %: 0.xx%   xx: NA   xx: xx:
xx: xx: xx/xx/2017   xx: xx/xx/2019   xx: -730 (xx)   xx %:    xx: NA   xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 97.840%   xx: 0.349%   xx %: 0.xx%   xx: NA   xx: xx:
xx: xx: xx: PPPPPPPPPPPPPPPP   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: PPPPPPPPPPPPPPPP xx: xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE risk indicator is "Moderate" since this loan failed the prohibited fees test. The loan does charge fee not provided for in this act, which is prohibited.

Prohibited Fees Test: FAIL   Charged: $25.00   Allowed: $0.00 Over by: +$25.00

Prohibited Fees Test Inclusion-

Wire Transfer Fee paid by Borrower: $25.00"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test. The loan does charge fee not provided for in this act, which is prohibited.

Prohibited Fees Test: FAIL   Charged: $25.00   Allowed: $0.00 Over by: +$25.00

Prohibited Fees Test Inclusion-

Wire Transfer Fee paid by Borrower: $25.00"
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan is a FHA Purchase and the HUD identified two missing docs that they needed to complete insurance One, we have received (Appraisal Correction) but we have not been able to confirm whether or not the P&L was Audited or Not.
FINDINGS FROM HUD:   Appraiser to explain why the owner of record on the appraisal form  is different than the contract of sale and deed and CPA must verify the Profit and Loss statement was audited."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.669% as the Borrower income was $7,291.80 and total expenses are in the amount of $3,913.43 and the loan was underwritten by AUS/DU (Locator#XXPage#449) and its recommendation is “Approve/Eligible” and DTI is showing in it as 53.67%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16560738	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,474.70	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$688.57	4.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	776	49.609%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the mortgage was originated on xx/xx/XXXX with xx & xx A. xx (borrower) and (lender) xx, xx, in the amount of $XXX,XXX. xx subject mortgage was recorded on xx/xx/XXXX with the instrument # xx.
xx annual installments of county taxes for the year XXXX have been paid in the amount of $XXXX.XX.

xx review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX, in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XXX,XXX.XX. xx P&I is $XXX.XX and PITI is $XXX.XX, with the interest rate of X.XXX%.

xx:
xx:xx:xx borrower xx had filed the bankruptcy under chapter XX with the xx # xx, dated xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX.
xx POC was filed on xx/xx/XXXX, the amount of claim is $XXX,XXX.XX and amount of arrearage is $XX,XXX.XX. xx schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $XX,XXX and the value of property is $XXX,XXX.
xx is no any evidence of cram down.

xx	Missing Disclosures	xx: xx #2 xx: xx: |---| |----| xx: xx-borrower's last name per the xx is xx. xx: xx:
xx: xx: xx-xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 000000000000000000000000   xx: PPPPPPPPPPPPPPP   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 000000000000000000000000   xx: PPPPPPPPPPPPPPP   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: 49.630%   xx: 49.609%   xx: 0.021%   xx %: 0.02100%   xx: xx income was $1951.09 and total expenses are in the amount of $968.32. DTI is 49.630.   xx: xx:
xx: xx-xx per 1003 xx: 49.630% xx: 49.609% xx: 0.021% xx %: 0.02100% xx: xx income was $1951.09 and total expenses are in the amount of $968.32. DTI is 49.630. xx: xx:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the first lien prohibited fees test. ($1200)"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Missing COC for fees increase on CD dated xx/xx/2018.  LE dated xx/xx/2018 reflects settlement Fee at $250.00 & Title Service Work charge fee at $350.00, however, CD dated xx/xx/2018 reflects the settlement Fee at $395.00 & Title Service Work charge fee at $818.000.  This is a cumulative fee increase of 49.632% in Creditor's Providers Fees which exceeds the 10% tolerance for Creditor's Providers fees and a valid COC is required."
* Income documentation does not meet guidelines (Lvl 3)     "Per Fannie Mae guidelines, verification of a minimum history of tow years of uninterrupted secondary employment income is recommended.  However, income that has been received for a shorter period of time (not less then 12 months) may be considered as acceptable income, as long as there are positive factors to reasonably offset the shorter income history. The WVOE for the borrower's new primary job withxx only supports 5 months working a full-time salaried position with secondary employment.  The borrower does not have a two years history of uninterrupted secondary employment or a full 12 months. The borrower's ability to maintain a consistent level of income while working two jobs was not established and therefore does not support the $1669.79 monthly income used to qualify.  The income rom the borrower's second job with Favazzas Income cannot be utilized for qualifications.""
* Missing Required Disclosures (Lvl 3)     "Service Provider List is Missing from Loan Documents."
																																																																																							* Qualified Mortgage DTI exceeds 43% (Lvl 3) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.630%, the Borrower income was $1951.09 and total expenses are in the amount of $968.32."			Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27697005	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,680.00	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,616.90	4.500%	360	xx	xx	FHA	Fixed	Purchase	98.797%	98.797%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	45.329%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx,
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx  which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX. xx prior year delinquent taxes have been found.
xx per the review as of xx/xx/XXXX, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx present status of the loan and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx records for bankruptcy and foreclosure have been found. xx RFD is curtailment of income. xx repairs and damages have been found. xx per the comment dated xx/xx/XXXX, the borrower’s income was impacted by xx. xx plan was offered.
xx borrower xx has been working at xx of xx., as a xx or X years.

xx:xx:xx	xx	Appraisal (Incomplete) Mortgage Insurance Notice of Servicing Transfer	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: 4   xx: 1   xx: 3   xx %: 300.00000%   xx:    xx: xx:
xx: xx CLTV xx: 98.797%   xx: 96.500%   xx: 2.297%   xx %: 2.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 98.797%   xx: 96.500%   xx: 2.297%   xx %: 2.xx%   xx:    xx: xx:
xx: xx: xx: PPPPPPPPPPPPPP   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: PPPPPPPPPPPPPPP   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 45.337%   xx: 45.329%   xx: 0.008%   xx %: 0.00800%   xx:    xx: xx:
xx: xx-xx per 1003   xx: 41.870%   xx: 41.863%   xx: 0.007%   xx %: 0.00700%   xx:    xx: xx:
xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101) xx: $xx: $xx: $xx %: 900.00000% xx: xx: xx:	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "As per Seller tape, Borrower is renting out lower level as a bed and breakfast. Borrower does occupy first level."	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "As per Appraisal 1004 D located at xx", the home improvements have not been completed as due to weather the additional work cannot be completed."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the TRID disclosure dates and method of delivery validation test.

This loan contains either:
A Revised Loan Estimate Receipt Date that is the same day as the Revised Loan Estimate Delivery Date; or
The Initial Closing Disclosure Receipt Date that is the same day Initial Closing Disclosure Delivery Date; or
The Revised Closing Disclosure Receipt Date that is the same day Revised Closing Disclosure Delivery Date.

However, the method of delivery is marked as "USPS First Class Mail." Please review the loan data to ensure the dates and method of delivery are correct.

This loan failed the TRID disclosure and changed circumstances date validation test.
The changed circumstances date was not provided and the reason for redisclosure is:
A. Changed circumstance affecting settlement charges; or
B. Changed circumstance affecting eligibility; or
C. Revisions requested by the consumer; or
D. Interest rate dependent charges change once the interest rate is locked; or
E. Expiration of initial loan estimate; or
F. Delayed settlement date on a construction loan for new construction transactions only."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on Final CD dated xx/xx/2019.  Revised CD dated xx/xx/2019 reflects a Appraisal Re-Inspection Fee at $150.00, however, Final CD dated xx/xx/2019 reflects the Appraisal Re-Inspection Fee at $175.00.  This is a fee increase of $25.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee increase on Final CD dated xx/xx/2019.  LE dated xx/xx/2019 reflects a Transfer Taxes at $729.00, however, Final CD dated xx/xx/2019 reflects the Transfer Taxes at $1806.46.  This is a fee increase of $1077.46 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan and required MI cert is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure to the Borrower(s) on LE dated xx/xx/2019 discloses the loan will not be transferred and the originator will service the loan."
																																																																																							* Occupancy concerns - (Lvl 3) "As per seller tape , Borrower is renting out lower level as a bed and breakfast. Borrower does occupy first level. Uninsured"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.337% as the Borrower income was $5769.25 and total expenses are in the amount of $2,615.00 per AUS/DU (Locator#XXRESTRICTED Page#761) and its recommendation is “Approve/Eligible with DTI 45.33%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21488570	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,373.76	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,234.96	3.875%	180	xx	xx	VA	Fixed	Cash Out	103.300%	103.300%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	794	807	40.388%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xxand it was recorded on xx/xx/XXXX.
xx chain of assignment has been completed.
xx liens and judgments open as follows:
X) xx is a IRS lien prior to subject mortgage open against the borrower "xx L. xx" in the favor of xx of the xx - xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
X) xx is a state tax lien prior to subject mortgage open against the borrower "xx L. xx" in the favor of xx of xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.
X) xx is a civil judgment prior to subject mortgage open against the borrower in the favor of xx, xx d/b/a easyhome in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
X) xx is a civil judgment open against the borrower in the favor of xx, xx in the amount of $XXXX.XX which was recorded on xx/xx/XXXX.

X)xx is a civil judgment open against the borrower in the favor of xx of xx, N.A. in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
X) xx is a civil judgment open against the borrower in the favor of xx, xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
X) xx is a civil judgment open against the borrower in the favor of xx of xx xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.xx%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.xx%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.

xx per comment dated xx/xx/XXXX, the borrower income has been impacted by xx-XX. xx asked for assistance. xx further details have been found.
xx the time of origination borrower was working as xx at “xx” for X years.
xx:xx:xx	xx	xx: xx (xx) xx: * xx / xx * xx: xx, LLC |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 103.300%   xx: 124.725%   xx: -21.425%   xx %: -21.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 103.300%   xx: 124.725%   xx: -21.425%   xx %: -21.xx%   xx:    xx: xx:
xx: xx: 00000000000000000MMMMMMM   xx: PPPPPPPPPPPPPPP   xx:    xx %:    xx:    xx: xx:
xx: xx: MMMMMMM00000000000000000 xx: PPPPPPPPPPPPPPP xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation due to a fee addition on Initial CD dated xx/xx/2018. LE dated xx/xx/2018 reflects an Appraisal Review Fee of $0.00, however, Initial CD dated xx/xx/2018 reflects an Points - Loan Discount Fee of $125.00. This is a fee increase of $125.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation due to a fee addition on Initial CD dated xx/xx/2018.  LE dated xx/xx/2018 reflects an Points - Loan Discount Fee of $2,754.00, however, Initial CD dated xx/xx/2018 reflects an Points - Loan Discount Fee of $3,187.41.  This is a fee increase of $433.41 for a Non-Shoppable Fee which exceeds the 0% tolerance."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per seller tape, LTV exceeds maximum amount allowed for VA Cash Out Refinances."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77058900	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,728.34	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$850.09	5.500%	360	xx	xx	Conventional	Fixed	Purchase	69.637%	69.637%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	637	Not Applicable	36.444%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx, xx which was recorded on xx/xx/XXXX under xx# XXXX-xx-XX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx active judgments or lien have been found against the borrower or subject property.

xx annual combined taxes for XXXX have been paid in the total amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the rate of interest X.XX% and the P&I is $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the rate of interest X.XX% and the P&I is $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx” at “xx-xx” for XX months.
xx:xx:xx	xx	Notice of Servicing Transfer	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx: 000000000000000000000000   xx: PPPPPPPPPPPPPPP   xx:    xx %:    xx: updated as per review of pay history.   xx: xx:
xx: xx: 000000000000000000000000   xx: PPPPPPPPPPPPPPP   xx:    xx %:    xx: updated as per review of pay history.   xx: xx:
xx: xx-xx DTI per 1003 xx: 36.444% xx: 73.320% xx: -36.876% xx %: -36.xx% xx: post close DTI is 79.411%. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan is a Conventional Investment. The borrower's income was miscalculated at origination. The underwriter at origination had used $3,457.27 but should have used $1,586.64. Revised DTI is 73.32%."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "A copy of Notice of Servicing Transfer disclosure is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7020427	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$812.24	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$894.63	5.250%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	632	694	51.208%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx of assignment has been completed.
xx is one child support lien against the borrower in the favor of xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx installment county taxes for the year of XXXX have been paid in the amount of $XXX.XX and the second installment taxes for the year of XXXX are due in the amount of $XXX.XX which was due on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is delinquent from XX month and the next due date xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX. xx current P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.	xx:xx loan is in the collection.
xx to the payment history as of xx/xx/XXXX, the borrower is delinquent from XX month and the next due date xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX. xx current P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the borrower disputing for payment. xx details have been found regarding dispute matter.
xx per the comment dated xx/xx/XXXX, the borrower’s income impacted by COVID-19 and the borrower is unemployment. xx comment dated xx/xx/XXXX shows the loan is active COVID-19 forbearance plan. xx further details have been found regarding COVID-19. xx, the borrower is working at the xx-xx, xx. as a xx from X years X months.
xx per the BPO report dated xx/xx/XXXX which is located at “xx.pdf”, the subject property is owner occupied. xx damage and repairs have been found.

xx:xx:xx	xx	Mortgage Insurance for LTV>80%	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx:    xx: xx:
xx: xx: 12222111000000MMMMMMMMMM   xx: 1211111PPPPP1   xx:    xx %:    xx:    xx: xx:
xx: xx: MMMMMMMMMM00000011122221   xx: 11PPPPP1111121   xx:    xx %:    xx:    xx: xx:
xx: xx-xx per 1003 xx: 40.459% xx: 40.549% xx: -0.090% xx %: -0.xx% xx: xx: xx:	3: Curable	* Mortgage Insurance Certificate missing (Lvl 3) "As per tape: Uninsurable: LPA flipped to refer at FHA Insuring "other" LPA reading seller credits incorrectly"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan has a qualified mortgage DTI of 54.444%.A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed 43 percent"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 6.654% Allowed: 6.120% Over by: +0.534%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38805198	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,126.32	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,680.40	4.125%	360	xx	xx	VA	Fixed	Refinance	Not Applicable	Not Applicable	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	710	Not Applicable	Not Applicable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found; however, the current assignment is with the lender MERS as nominee for xx.
xx active liens and judgments have been found against the borrower and the property.
xx county taxes for the year XXXX have been paid total  in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.

xx:xx to the review of the servicing comments, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments; however, as per the BPO report dated xx/xx/XXXX located at “xx.pdf”, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Missing or error on the Rate Lock Origination Appraisal	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx CLTV xx: xx: 98.571%   xx:    xx %:    xx: xx appraisal report is missing from the loan file.   xx: xx:
xx: xx LTV (OLTV)   xx: xx: 98.571%   xx:    xx %:    xx: xx appraisal report is missing from the loan file.   xx: xx:
xx: xx: 0000000000000MMM   xx: PPPPPPPPPPPPP   xx:    xx %:    xx: xx payment history string is 000000000000MMM.   xx: xx:
xx: xx: MMM0000000000000 xx: PPPPPPPPPPPPPP xx: xx %: xx: xx payment history string reversed is MMM000000000000. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape Data States :- "VA Refi- we did not wait the 210 days; Loan is insured.""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2019 and the loan closed on xx/xx/2019. No lock extension found."	* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8088311	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,419.68	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,192.76	5.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	709	Not Applicable	49.913%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx is HOA lien against the subject property in the favor of xx for the total amount of $XXX.XX recorded on xx/xx/XXXX.
xx and xx installments of county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and due in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property is unable to be determined. xx per the comment dated xx/xx/XXXX, the reason for default is payment dispute. xx to comment dated xx/xx/XXXX, the subject property had damages. xx property needs repairs. xx per the comment dated xx/xx/XXXX, the next step updated claim in the amount of $X,XXX.XX. xx per the comment dated xx/xx/XXXX, the loss draft check has been received in the amount of $X,XXX.XX on xx/xx/XXXX and the comment dated xx/xx/XXXX loss draft check has been received in the amount of $X,XXX.XX. xx, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. xx details have been found regarding the insurance claim.
xx, the borrower’s employment details are unable to be determined.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx at xx (xx)   xx: xx: xx:    xx %:    xx: xx final application this is xx property.   xx: xx:
xx: xx: 00000000000000M000   xx: PPPPPPPPPPPP   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: 000M00000000000000 xx: PPPPPPPPPPPP xx: xx %: xx: xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan closed using a Reverse Occupancy scheme where a borrower without a Primary Residence liability purchases an investment property using rent from the comparable rent schedule on the appraisal to help qualify for the loan. After closing, the borrower then occupies the property as their primary residence. Without using the rental income to qualify, the DTI would be 49.91%, QM failure."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67455336	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,156.00	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,108.87	3.750%	360	xx	xx	VA	Fixed	Refinance	95.775%	95.775%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	665	Not Applicable	27.291%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found; however, the current assignment is with the lender MERS as nominee for xx.
xx active liens and judgments have been found against the borrower and the property.
xx school taxes for the year XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx county taxes for the year XXXX are due on xx/xx/XXXX in the amount of $XXX.XX.
xx town for the year XXXX are due on xx/xx/XXXX in the amount of XXX.XX.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments; however, as per the BPO report dated xx/xx/XXXX located at “xx.pdf”, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 95.775%   xx: 95.299%   xx: 0.476%   xx %: 0.xx%   xx: xx CLTV ratio percent is 95.775%.   xx: xx:
xx: xx LTV (OLTV)   xx: 95.775%   xx: 95.299%   xx: 0.476%   xx %: 0.xx%   xx: xx LTV ratio percent is 95.775%.   xx: xx:
xx: xx: 00000000000000MM00   xx: PPPPPPPPPPPP   xx:    xx %:    xx: xx payment history string is 00000000000000MM00.   xx: xx:
xx: xx: 00MM00000000000000 xx: PPPPPPPPPPPP xx: xx %: xx: xx payment history string reversed is 00MM0000000000000. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan had failed Charges That In Total Cannot Increase More Than 10% Test and PA License Validation Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That In Total Cannot Increase More Than 10% Test.

Comparable Fee Amount is $2,187.00 and Final Fee amount is $2,506.78 the difference is $319.78 which is greater than 10%."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The VA streamline refinance loan's closing date of (2019-07-15) does not meet the required loan seasoning requirement since it occurs before 210 days after the first payment date. Earliest Date to complete VA IRRRL was 8.2.19"			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37526461	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,312.67	01/14/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$994.49	9.625%	360	xx	xx	Conventional	ARM	Cash Out	78.523%	78.523%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.694%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.	xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in collections.
xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance is in the amount of $XX.

xx per comment dated xx/xx/XXXX, the borrower was disputing for mortgage payments. xx further details have been found.
xx:xx:xx	xx	Loan Program Info Disclosure	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx. xx: xx:
xx: xx: 11.625%   xx: 14.625%   xx: -3.000%   xx %: -3.00000%   xx: xx note document reflects xx rate at first adjustment at 11.625%.   xx: xx:
xx: xx: 11011000120MMMMMMMMM   xx: 1P11PPP21PPP   xx:    xx %:    xx:    xx: xx:
xx: xx: MMMMMMMMM02100011011 xx: PPP12PP111P1 xx: xx %: xx: xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed Qualified Mortgage DTI Threshold Finding due to the loan DTI of 64.815% exceeds QM DTI threshold of 43.00%. Borrowers total monthly income verified is $2388.39 and total debt verified is $1162.96. As a result the DTI of the loan is 48.692%. However, subject loan is ARM and they Complianceease has calculated the PITIA of the loan using highest interest in first five years and hence, ComplianceEase reflects loans DTI at 64.815%. Loan has been underwritten manually."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase test.
Initial LE dated xx/xx/2019 reflects Appraisal Fee at $495.00. However, Final CD dated xx/xx/2019 reflects Appraisal Fee at $500.00. This is an increase of $5.00 for charges that cannot increase test. Valid COC for the increase in fee is missing from the loan documents.
Initial LE dated xx/xx/2019 does not reflect Appraisal Reinspection Fee. Appraisal Reinspection fee of $125.00 was added in Revised LE dated xx/xx/2019. This is an increase of $125.00 for charges that cannot increase test. Valid COC for the addition of fee is missing from the loan documents.
Initial LE dated xx/xx/2019 reflects Credit report fee at $100.00. However, Final CD dated xx/xx/2019 reflects Credit report fee at $162.00. This is an increase of $62.00 for charges that cannot increase test.
Initial LE dated xx/xx/2019 reflects Transfer Taxes at $309.00. However, Final CD dated xx/xx/2019 reflects Transfer Taxes fee at $351.00. This is an increase of $42.00 for charges that cannot increase.
Final CD dated xx/xx/2019 reflects Specific lender credit of only $109 for increase in closing costs above legal limit. However, the cure amount as per Final CD is not sufficient as the total increase of closing costs above legal limit is $234.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM Points and Fees Test due to fees charged $5117.58 Fees Threshold $3992.77 Over by $1724.81. The following list of fees were included in the test: Mortgage Broker Fee (Indirect) $2,340.00 Points - Loan Discount Fee paid by Borrower: $2,777.58."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue; DTI exceeds guidelines. However, supporting documents to verify the issue are missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor Threshold test due to APR Charged 9.772% APR Threshold 5.880% Over by 4.092%. Subject loan is escrowed.

Qualified Mortgage Lending Policy Points and Fees Test due to fees charged $5117.58 Fees Threshold $3992.77 Over by $1724.81. The following list of fees were included in the test: Mortgage Broker Fee (Indirect) $2,340.00 Points - Loan Discount Fee paid by Borrower: $2,777.58."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan test due to APR Charged 9.773% APR Threshold 5.880% Over by 3.893%. Subject loan is escrowed."
																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program disclosure Is Missing From The Loan Documents"		Moderate	Pass	Pass	Pass	Not Tested	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19463286	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,708.77	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,004.64	3.750%	360	xx	xx	VA	Fixed	Purchase	108.465%	108.465%	Full Documentation	Yes	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	Not Applicable	40.262%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of xx, xx DBA xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx subject mortgage is with the lender, "xx, xx DBA xx". xx further assignment has been found.
xx active judgments or liens have been found against the subject property/the borrower.
xx annual taxes for the year of XXXX have been paid in the amount of XXXX.XX on xx/xx/XXXX. xx prior year's delinquent taxes have been found.
xx to the latest payment history as of xx/xx/XXXX, the loan is performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx UPB as per the payment history is reflected in the amount of $XX. xx current interest rate is X.XXX% and P&I is $X,XXX.XX.	xx:xx loan is performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx UPB as per the payment history is reflected in the amount of $XX. xx current interest rate is X.XXX% and P&I is $X,XXX.XX.
xx to BPO report located at "xx.pdf" dated xx/xx/XXXX, the subject property is owner occupied and is in average condition.
xx to comment dated xx/xx/XXXX, the borrower has been impacted xx pandemic. xx to comment dated xx/xx/XXXX, the repayment plan has been offered to borrower for three months which was due from xx/xx/XXXX for the amount of $XXXX.XX. xx to comment dated xx/xx/XXXX, the forbearance plan has been offered for X payments in the amount of $XXXX.XX. xx to comment dated xx/xx/XXXX, the borrower was unemployed with no income. xx comment dated xx/xx/XXXX states that the plan of XX payments in the amount of $XX,XXX.XX has been removed. xx further details have been found.
xx has been working at "xx of xx" as "xx" from last X months.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx: xx, < 60 xx |---| |----| xx: xx as per PH. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx CLTV xx: 108.465%   xx: 105.000%   xx: 3.465%   xx %: 3.xx%   xx: CLTV is 108.465%.   xx: xx:
xx: xx: xx/xx/2015   xx: xx/xx/2015   xx: -1 (xx)   xx %:    xx: xx as per xx.   xx: xx:
xx: xx LTV (OLTV)   xx: 108.465%   xx: 105.000%   xx: 3.465%   xx %: 3.xx%   xx: CLTV is 108.465%.   xx: xx:
xx: xx: xx: 11PPPP1PP1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1PP1PPPP11   xx:    xx %:    xx:    xx: xx:
xx: xx-xx per 1003 xx: 22.203% xx: 22.200% xx: 0.003% xx %: 0.00300% xx: xx ration is 22.203%. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan is a VA Purchase and mix-up with u/w hence, the loan is unsalable"
* Missing or error on the Rate Lock Document (Lvl 3) "The executed copy of Rate Lock agreement is missing from the loan file."	* LTV or CLTV exceeds 104% (Lvl 2) "The subject loan is a VA Purchase. LTV/CLTV of the loan is exceeded 100.00% as the appraised value of the subject property ($xx) is less than the loan amount ($xx)."
																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date is mentioned in the final HUD-1 as xx/xx/2015; however, the original Note date is xx/xx/2015."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18367140	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,489.77	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$857.01	3.875%	360	xx	xx	VA	Fixed	Purchase	83.986%	83.986%	Full Documentation	Yes	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	817	Not Applicable	52.901%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx, xx xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx subject mortgage is with the lender, MERS as nominee for xx, xx DBA xx. xx further assignment has been found.
xx active judgments or liens have been found against the subject property/the borrower.
xx annual taxes for the year of XXXX have been paid in the amount of $XXXX.XX on xx/xx/XXXX. xx prior year's delinquent taxes have been found.
xx to the latest payment history as of xx/xx/XXXX, the loan is performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx UPB as per the payment history is reflected in the amount of $XX. xx current interest rate is X.XXX% and P&I is $XXX.XX.	xx:xx loan is performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX (PITI) which was applied for the due date of xx/xx/XXXX. xx UPB as per the payment history is reflected in the amount of $XX. xx current interest rate is X.XXX% and P&I is $XXX.XX. xx foreclosure/bankruptcy activity has been found. xx loan has not been modified since the origination.
xx to BPO report located at "xx.pdf" dated xx/xx/XXXX, the subject property is owner occupied and is in average condition. xx comment pertaining damage to the subject property has been observed.
xx has been retired and receiving pension.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: 83.986%   xx: 82.949%   xx: 1.037%   xx %: 1.03700%   xx: CLTV is 83.986%.   xx: xx:
xx: xx LTV (OLTV)   xx: 83.986%   xx: 82.949%   xx: 1.037%   xx %: 1.03700%   xx: LTV is 83.986%.   xx: xx:
xx: xx: xx: PPPPP1PPPP   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: PPPP1PPPPP   xx:    xx %:    xx:    xx: xx:
xx: xx-xx per 1003 xx: 44.396% xx: 44.369% xx: 0.027% xx %: 0.02700% xx: xx ratio is 44.396%. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan is a VA Purchase and is an uninsurable since the surviving spouse ineligible for VA loan."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The executed copy of Rate Lock agreement is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE risk indicator is "Elevated" since the loan (VA Purchase Primary) failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.90% as the Borrower income was $2,963.17 and total expenses are in the amount of $1,567.54 and the loan was underwritten by AUS/DU (Locator#XX Page#278) and its recommendation is “Approve/Eligible” and DTI is showing in it as 52.90%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48564300	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,024.12	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,114.71	4.500%	360	xx	xx	Conventional	Fixed	Purchase	71.313%	71.313%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	641	Not Applicable	43.154%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx, xx.dba xx.
xx chain of assignment has been completed as currently the assignment is with MERS as nominee for xx, xx.dba xx.
xx active judgments or liens have been found pending.
xx;
X) xx combined taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found pending.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.	xx:xx collection comments and payment history shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.
xx loan has not been modified since origination.
xx application available in the loan file located at (xx) shows that the borrower was working with xx and xx since X year and X month as a xx.
xx dated xx/xx/XXXX shows that the borrower was impacted due to pandemic. xx same comment further shows the reason for borrower's default as curtailment of income.
xx was not initiated in the loan.
xx has not filed bankruptcy yet.
xx BPO report dated xx/xx/XXXX shows that the subject property is occupied by owner. xx visible signs of damages/needed repairs.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: 30 (xx)   xx %:    xx: xx/xx/2019   xx: xx:
xx: xx: 0000000000000000000   xx: PPPPPPPPPPP   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 0000000000000000000 xx: PPPPPPPPPPP xx: xx %: xx: NA xx: xx:	4: Unacceptable	* DU/GUS/AUS has issues or conditions (Lvl 4) "XX BORROWER DOESN’T MEET MINIMUM FICO SCORE FOR DTI OVER 36%. MUST BE AT LEAST 680."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed the charges that in total cannot increase more than 10% test. The final charges that in total cannot increase more than 10% ($2198.90) exceed the comparable charges ($2487.25) by more than 10% ($288.35)"
* Qualified Mortgage DTI exceeds 43% (Lvl 3) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.154%, the Borrower income was $3345.33 and total expenses are in the amount of $1475.21."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to
																																																																																								correctly perform reimbursement calculations."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38213917	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,129.59	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$870.34	3.875%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	798	46.732%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx, xx.dba xx.
xx active judgments or liens have been found pending.
xx;
X) xx county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found pending.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.	xx:xx collection comments and payment history shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.
xx loan has not been modified since origination.
xx application available in the loan file located at (xx) shows that the borrower was working with xx, INC (xx), since X years as a xx.
xx foreclosure was not initiated in the loan.
xx has not filed bankruptcy yet.
xx subject property is in average condition. xx visible damages or repairs have been observed on the subject property.
xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx:    xx: xx:
xx: xx: 000000000000000000   xx: PPPPPPPPPP   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000   xx: PPPPPPPPPP   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 46.732%   xx: 46.730%   xx: 0.002%   xx %: 0.00200%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 22.805% xx: 22.800% xx: 0.005% xx %: 0.00500% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to one of the following findings:

The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:

"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or

"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or

The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction

The creditor shall ensure that the consumer receives the disclosures required under paraxxh §1026.19(f)(1)(i) no later than three business days before consummation."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, miscalculated income. DTI reflects true DTI."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "The loan is FHA. However MI certificate is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.732% as the Borrower income was $5675.59 and total expenses are in the amount of $2652.29 per AUS/DU (Locator#XXPage#1) and its recommendation is “Approve/Eligible with DTI 46.73%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67604741	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,789.67	4.500%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	672	710	53.282%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx., recorded with the xx#DXXXXXXXXX.

xx chain of assignments found. xx unable to determine last assignee.

xx active liens and judgments have been found against borrower and property.

xx are no prior year real estate delinquencies.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx: 000000000000000000000000   xx: PPPPPPPPP   xx:    xx %:    xx: xx history string is 000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: PPPPPPPPP   xx:    xx %:    xx: xx history string reversal is 000000000000000000000000.   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 53.281% xx: 53.282% xx: -0.001% xx %: -0.00100% xx: DTI is 53.281%. xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "NOV conditions not met and borrower refuses to sign the documents required to reach insurability requirements. Forms not signed are Warranty of Completion and Not Inspected Acknowledgment.- Notes from Investor Demands: NOV conditions not met and borrower refuses to sign the documents required to reach insurability requirements. Forms not signed are Warranty of Completion and Not Inspected Acknowledgment."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to a fee decrease on CD dated xx/xx/2018. LE dated xx/xx/2018 reflects a Lender Credit at $3,091.00, however, Revised CD dated xx/xx/2018 reflects the Lender Credit at $2,878.66. This is a fee decrease of $212.34 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.281% as the Borrower income was $7,542.44 and total expenses are in the amount of $4,018.72 per AUS/DU (Locator XX. #8) and its recommendation is “Approve/Eligible" with 53.28."	* Cash out purchase (Lvl 1) "This is purchase transaction, but cash to borrower amount is $5,273.00"	Moderate	Pass	Pass	No Result	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79425090	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,415.28	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,437.14	4.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	714	Not Applicable	44.630%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, LTD., recorded with the xx/xx/xx# xx /xx /XXXX.

xx chain of assignments found. xx unable to determine last assignee.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx:xx:xx	xx	xx: xx (xx) xx: * xx / xx * xx: xx, LLC |---| |----| xx: xx: xx:
xx: xx: 000000000000000000000000   xx: PPPPPPPPP   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000 xx: PPPPPPPPP xx: xx %: xx: xx: xx:	4: Unacceptable	* Assets Verification (Lvl 4) "Bank statement Balance on Bank statement appears incorrect upon a post purchase due diligence. Full Doc file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "TRID Violation due to a fee addition on Final CD dated xx/xx/2018. LE dated xx/xx/2018 reflects an Transfer Taxes of $1489.00, however, Final CD dated xx/xx/2018 reflects an Transfer Taxes of $3229.13. This is a fee increase of $1740.13 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $263,002.26. Calculated Finance Charge is $263,257.26 for an under disclosed amount of -$255.00.  Reason for Finance Charge under disclosure is unknown reasons."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to a fee addition on Final CD dated xx/xx/2018. LE dated xx/xx/2018 reflects an Transfer Taxes of $1489.00, however, Final CD dated xx/xx/2018 reflects an Transfer Taxes of $3229.13. This is a fee increase of $1740.13 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.63% as the Borrower income was $4,983.33 and total expenses are in the amount of $2092.06 per AUS/DU (Locator#XX Page#42) and its recommendation is “Approve/Eligible with 44.63.”."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15012251	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,939.28	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$774.62	5.875%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	44.686%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for NewTowne xx, recorded with the xx#xx.

xx chain of assignments found. xx unable to determine last assignee.

xx active liens and judgments have been found against borrower and property.

xx Xrd & Xth  installment of xx taxes for the year of XXXX is due in the amount of $ XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	xx: xx (xx) xx: * xx / xx * xx: xx, LLC |---| |----| xx: xx servicer name is not in the list. xx: xx:
xx: xx: 000000000000000000000000   xx: PPPPPPPPP   xx:    xx %:    xx: PH xx is 000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: PPPPPPPPP   xx:    xx %:    xx: PH xx is 000000000000000000000.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.686%   xx: 44.893%   xx: -0.207%   xx %: -0.xx%   xx: DTI xx 1003 is 44.686%   xx: xx:
xx: xx-xx per 1003 xx: 38.014% xx: 38.221% xx: -0.207% xx %: -0.xx% xx: xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "VHDA denied loan due to borrower not 1st time Homebuyer and foreclosure wait period of 4 years was not met. Loan is current."	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation due to a fee addition on Final CD dated xx/xx/2019. The Final CD shows an added fee of $109.00 which did not appear on previous LE or CDs. This is a fee increase of $190.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the initial loan estimate delivery date test .Loan Estimate dated xx/xx/2018 missing."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.68% as the Borrower income was $2698.00 and total expenses are in the amount of $1205.62 per AUS/DU (Locator#XX .pdf #15) and its recommendation is “Approve/Eligible with 44.68.”."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27010119	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,478.06	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,507.39	4.750%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	671	670	39.183%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx, recorded with the xx#xx.

xx chain of assignments found. xx unable to determine last assignee.

xx mortgages, liens and judgments are found against borrower and property is as follows:

X.xx is a junior mortgage active against property in the favor of “xx of the xx of xx, xx and xx of the xx of xx ”, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XX,XXX.XX with xx#xx.
XXXX xx taxes are due on xx/xx/XXXX in the amount of $XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx to the collection comment dated xx/xx/XXXX, the RFD is  impacted by xx-XX pandemic. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx:xx:xx	xx	Mortgage Insurance	xx: xx (xx) xx: * xx / xx * xx: xx, LLC |---| |----| xx: xx is not in list. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 98.188%   xx: 100.427%   xx: -2.239%   xx %: -2.xx%   xx: CLTV is 98.188%   xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: LTV is 98.188%   xx: xx:
xx: xx: 000000000000000000000000   xx: PPPPPPPPP   xx:    xx %:    xx: xx is 0000000000000000000   xx: xx:
xx: xx: 000000000000000000000000   xx: PPPPPPPPP   xx:    xx %:    xx: xx is 0000000000000000000   xx: xx:
xx: xx-xx per 1003 xx: 28.778% xx: 28.780% xx: -0.002% xx %: -0.00200% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.868%      Allowed: 5.140%     Over by: +0.728%"
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance certificate is missing from loan documents."
																																																																																							* Misrepresentation of Income (Lvl 3) "The seller tape states that "INCORRECT INCOME CALCULATION"."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87268046	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,614.87	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,552.41	3.875%	180	xx	xx	Conventional	Fixed	Purchase	70.708%	70.708%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	13.634%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx and xx, xx. DBA xx with xx#xx| xx#xx/XXX.

xx chain of assignment has been completed; currently the assignment is with originated lender MERS as nominee for xx and xx, xx. DBA xx.

xx active judgments or liens have been found against the borrower.
xx county taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx reason for default is unable to be determined from the latest servicing comments.
xx, the borrower is working at the xx as an  xx from XX.X years.

																																																																																	xx:xx:xx	xx			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "Repurchased XX - appraisal issues value not supported". Supporting documents to validate the issues is missing from the loan documents. Appraisal report in file dated xx/xx/2019 reflects an Appraised value of the subject property at $xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81418869	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,846.80	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,191.39	4.375%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	43.879%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx and xx, xx. DBA xx with xx.

xx chain of assignment has been completed; currently the assignment is with originated lender MERS as nominee for xx and xx, xx. DBA xx.

xx active judgments or liens have been found against the borrower.
xx county taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx per the comments dated xx/xx/XXXX, the borrower’s income has been impacted by COVID-19. xx further details have been found.
xx per the comments dated xx/xx/XXXX, the reason for default is curtailment of income.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx and xx as an A xx of xx from X.X years.

																																																																																	xx:xx:xx	xx			2: Acceptable with Warnings			* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the QM DTI Threshold due to a DTI of 43.879%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23242699	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,785.68	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$929.48	5.000%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	35.448%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx and xx, xx. DBA xx with xx.

xx chain of assignment has been completed; currently the assignment is with originated lender MERS as nominee for xx and xx, xx. DBA xx.

xx active judgments or liens have been found against the borrower.
xx county taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is xx-xx and he is working at the xx LLC as a xx from X.X xx.

xx:xx:xx	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Missing document tracking information for Initial CD dated xx/xx/2019. Three Day Mail Method was used and receipt of Initial CD is after receipt date for the following CD dated xx/xx/2019 which was electronically signed on xx/xx/2019.

																																																																																								Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by 0.482. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58362601	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,102.87	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,585.13	3.500%	360	xx	xx	Conventional	Fixed	Refinance	89.141%	89.141%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	41.800%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx. DBA xx, recorded with the xx.

xx chain of assignments found. xx unable to determine last assignee.

xx active liens and judgments have been found against borrower and property.

XXXX xx has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX , the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX , the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

																																																																																	xx:xx:xx	xx		xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| -5 (xx) |----| xx: xx date is xx/xx/2020. xx: xx: xx: xx of xx: xx rate or term xx: xx (GSE definition) xx: xx %: xx: xx of xx is xx rate and term. xx: xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Seller defect shows uncertainty over BWR employment at closing. No VOE, unable to verify. Elevated for client review."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51016755	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,246.75	$2,170.77	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$425.50	3.625%	360	xx	xx	Conventional	Fixed	Refinance	53.011%	53.011%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	763	695	25.253%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on XX/XX/XXXXin the amount of $XX,XXX.XX, with MERS as nominee for xx, xx. DBA xx, recorded with the xx/xx/xx# xx / XXXX.

xx chain of assignments found. xx unable to determine last assignee.

xx active liens and judgments have been found against borrower and property.

XXXX xx has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX , the borrower is current with the loan. xx last payment was received on xx/xx/XXXX , the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX , the borrower is current with the loan. xx last payment was received on  xx/xx/XXXX , the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| -5 (xx) |----| xx: xx per the xx document, the date available is xx/xx/2020. xx: xx:
xx: xx of xx: xx rate or term xx: xx (GSE definition) xx: xx %: xx: xx per the guidelines, the amount given to the borrower is less than $2,000 or 2% of the loan amount. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is $62,185.73. The disclosed finance charge of $61,900.73 is not considered accurate because it is understated by more than $100.

2. This loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test. The finance charge is $62,185.73. The disclosed finance charge of $61,900.73 is not considered accurate because it is understated by more than $100."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the wrong appraisal type was ordered & the loan was being paid off was an FHA Loan."			Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80888207	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,073.42	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$762.62	3.375%	360	xx	xx	Conventional	Fixed	Purchase	92.000%	92.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	30.361%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX, in the amount of $XXX,XXX.XX and which was recorded on xx/xx/XXXX in the favor of “xx, xx., DBA xx” with the xx/xx# .
xx chain of assignment has been completed.
xx active judgments or liens have been found.
xx county taxes for the year of XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX.
xx delinquent taxes have been found for the prior year.
xx per the updated payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX.	xx:xx is in performing status.

xx per the updated payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX.

xx bankruptcy and foreclosure evidence has been found. xx property is occupied by owner.

xx per the collection comments dated xx/xx/XXXX, the FEMA disaster was declared due to “xx ”. xx property has been impacted due to this disaster from the incident period xx/xx/XXXX to xx/xx/XXXX. xx disaster still continued from xx/xx/XXXX and will expire on xx/xx/XXXX. xx, no further details have been noted regarding damage to the subject property.

																																																																																	xx:xx:xx	xx		xx: MI xx: 25.000% xx: 30.000% |---| -5.000% |----| -5.00000% xx: xx per xx data ,MI coverage amount is 30%.xx MI xx reflects as 25%. xx: xx:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52223117	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,219.96	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,377.00	2.500%	360	xx	xx	USDA	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	703	Not Applicable	40.399%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX, in the amount of $XXX,XXX.XX and which was recorded on xx/xx/XXXX in the favor of “xx, xx., DBA xx” with the xx/xx# xx /XXXXX.
xx chain of assignment has been completed.
xx active judgments or liens have been found.
xx county taxes for the year of XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX.
xx delinquent taxes have been found for the prior year.
xx per the updated payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX.	xx:xx is in performing status.

xx per the updated payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX.

xx bankruptcy and foreclosure evidence has been found. xx property is occupied by owner. xx regarding damage or repairs is not available in the latest servicing comments.

xx:xx:xx	xx	Mortgage Insurance	xx: xx CLTV xx: 100.000% xx: 99.571% |---| 0.429% |----| 0.xx% xx: xx CLTV ratio is 100%. xx: xx:
xx: xx LTV (OLTV)   xx: 100.000%   xx: 99.571%   xx: 0.429%   xx %: 0.xx%   xx: xx standard LTV is 100%.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx documents reflects county as XX on XX xx CP pg#17. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Initial LE dated xx/xx/2020 is Missing in loan documents."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance document is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17447943	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$606.88	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$263.43	4.250%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	Manufactured Housing	xx	xx	Investor	Yes	Yes	No	809	Not Applicable	18.886%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx and xx, xx., xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx and xx, xx., xx.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx county annual taxes for the year of XXXX have been paid in the amount of $XXX.XX.
xx prior year’s delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX	xx:xx review of collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX
xx loan was not modified since origination. xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx are no comments found related to the subject property condition.
xx time of origination xx is working in xx as xx from X years.

xx:xx:xx	xx	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| -1 (xx) |----| xx: xx date reflects xx/xx/2020 xx: xx:	3: Curable	* Homeowner's Counseling disclosure is missing. (Lvl 3) "Homeowner's Counseling Disclosure is missing from file."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Closed an investment property on a Manufactured Home."	* Property is Manufactured Housing (Lvl 2) "An appraisal report dated xx/xx/2006 which is located at xx shows the type of subject property as a manufactured home with xx and the date of manufacture is xx/xx/2001, Model# General. . The final title policy is missing from the loan files. VIN# not mentioned on the legal of mortgage. However, the Affidavit of Affixation located at xx shows the home has been affixed to land."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63409083	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,869.45	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,032.05	4.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	683	679	34.882%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx and xx, xx. DBA xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx and xx, xx. DBA xx.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx combined annual taxes for the year of XXXX have been paid in the amount of $XX,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx review of collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination. xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx are no comments found related to the subject property condition.
xx time of origination xx is working in xx as xx from XX years and X months.

xx:xx:xx	xx	xx: xx MI? xx: xx: xx |---| |----| xx: xx: xx: xx: MI xx: xx: 30.000% xx: xx %: xx: xx: xx: xx: xx: xx: xx: xx %: xx: xx reflect county as xx. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Points - Loan Discount Fee at $0.00 and Transfer Taxes at $1,557.00, however Final CD dated xx/xx/2020 shows Points - Loan Discount Fee at $1,048.22 and Transfer Taxes at $1,633.55. This is a fee increase of $1,124.77 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Does not meet FC waiting period"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41235511	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,455.83	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,388.66	4.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	680	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx county taxes for the year of XXXX have been paid in the amount of $XXXX.XX. xx prior year delinquent taxes have been found.
xx per the review as of xx/xx/XXXX, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX.
xx RFD is unable to be determined. xx bankruptcy and foreclosure activity has been found.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx.
xx borrower xx has been working at xx as a xx.

xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx: 2 xx: 1 |---| 1 |----| 100.00000% xx: xx: xx: xx: xx at xx (xx) xx: xx: xx: xx %: xx: xx: xx: xx: xx: 347 xx: 346 xx: 1 xx %: 0.xx% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE risk indicator is "Moderate" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.285%) is exceeded APOR (5.220%) by 0.065%. The APR threshold is 5.220% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL    Charged: 5.285%      Allowed: 5.220%      Over by: +0.065%"
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge is $253,458.75. The disclosed finance charge of $245,740.79 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA APR test. The annual percentage rate (APR) is 5.285%. The disclosed APR of 5.155% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL     Charged: 5.285%      Allowed: 5.220%      Over by: +0.065%"
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the borrower had purchased the subject property as an investment but decided to move into the property, so potential rental income could not be used. Therefore, the borrower's DTI raised over 100%."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "A copy of Affiliated Business disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The borrower’s income is not considered for DTI calculation since the borrower (xx) has been a self-employed with “xx” for last 13 years 11 months as a “xx.”
																																																																																								The borrower’s Business Tax Return for 2018 has been provided in the loan file but there is no copy of Business Tax Return for 2017 in the loan file as we require last 2 years supportive documents to verify borrower’s income."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60710403	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,305.30	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,076.76	4.000%	360	xx	xx	Conventional	Fixed	Cash Out	73.729%	73.729%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	43.485%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst instalment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xnd instalment taxes for the year of XXXX have been due in the amount of $XXXX.XX. xx prior year delinquent taxes have been found.
xx per the review as of xx/xx/XXXX, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx bankruptcy and foreclosure activity has been found.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx.
xx borrower xx has been working at xx., as a  xx for X years X months.

xx:xx:xx	xx	Hazard Insurance Missing or error on the Rate Lock	xx: xx CLTV xx: 73.729% xx: 73.730% |---| -0.001% |----| -0.00100% xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -6 (xx)   xx %:    xx:    xx: xx:
xx: xx LTV (OLTV) xx: 73.729% xx: 73.730% xx: -0.001% xx %: -0.00100% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Revised LE dated xx/xx/2019 shows Points - Loan Discount Fee at $3,806.00, however Final CD dated xx/xx/2020 shows Points - Loan Discount Fee at $3,806.25. This is a fee increase of $0.25 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan file."	* Missing proof of hazard insurance (Lvl 2) "Proof Hazard Insurance is missing in the loan file."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.483% as the Borrower income was $6,400.00 and total expenses are in the amount of $2,783.03 per AUS/DU (Locator#XX 2.pdf page #1) and its recommendation is “Approve/Eligible” at a DTI of 43.48%."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9785966	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,304.60	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,272.50	4.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	43.711%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with xx. xx chain of assignment is complete. xx are no active judgments and liens. xx county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX. xx delinquent taxes have been found for the prior years.	xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.	xx:xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX. xx the time of origination borrower was working with “xx & xx “as “xx “for XX months.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx-xx DTI per 1003 xx: 34.506% xx: 43.711% |---| -9.205% |----| -9.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on Initial CD dated xx/xx/2020.  LE dated xx/xx/2019 reflects a Transfer Taxes at $7289.00, however, Initial CD dated xx/xx/2020 reflects the Transfer Taxes at $14577.50 out of which $$7,288.75 is seller paid.  This is a fee increase of $$7,288.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.711% as the Borrower income was $8756.00 and total expenses are in the amount of $3827.2476 per AUS/DU (Locator#XX Page#1) and its recommendation is “Approve/Eligible with 43.71%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58673087	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,036.29	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,698.96	4.875%	360	xx	xx	Conventional	Fixed	Cash Out	48.571%	48.571%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	37.857%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx lender MERS as nominee for xx DBA xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “MERS as nominee for xx DBA xx”.
xx active lien and judgment have been found on the updated title report.
Xst installment of xx tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
Xnd installment of xx tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.
xx per comment dated xx/xx/XXXX the borrower has requested for mod due to curtailment of income.
xx per collection comments the subject property has been occupied by the owner and is in average condition.

xx:xx:xx	xx	Initial Escrow Acct Disclosure	xx: xx CLTV xx: 48.571% xx: 48.570% |---| 0.001% |----| 0.00100% xx: "xx used for xx: $1,050,000.00 xx of xx(s): $00.00 xx: $510,000.00 CLTV = 48.571%. " xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -10 (xx)   xx %:    xx: xx note date xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV) xx: 48.571% xx: 48.570% xx: 0.001% xx %: 0.00100% xx: "xx used for xx: $1,050,000.00 xx: $510,000.00 CLTV = 48.571%. " xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Revised LE# dated xx/xx/2020 reflects Points - Loan Discount Fee at $530.00. However, Initial CD dated xx/xx/2020 reflects Points - Loan Discount Fee at $530.40 This is fee increase of $0.40 for 0% tolerance test fee and Originator Compensation fee increased in initial CD date xx/xx/2020 at $12,750.00 . Valid COC for the increase in fee amount is missing in the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Result is Moderate as this loan has failed Charges That Cannot Increase Test, TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test, TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $466,919.56 Calculated Finance Charge $479,319.56 for an under disclosed amount of $12,400.00.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Revised LE# dated xx/xx/2020 reflects Points - Loan Discount Fee at $530.00. However, Initial CD dated xx/xx/2020 reflects Points - Loan Discount Fee at $530.40 This is fee increase of $0.40 for 0% tolerance test fee and  Originator Compensation fee increased in initial CD date xx/xx/2020 at $12,750.00 . Valid COC for the increase in fee amount is missing in the loan documents."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow acct disclosure is missing in the loan files."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46308838	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,127.62	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,219.65	5.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	788	Not Applicable	41.685%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx which was recorded on xx/xx/XXXX under xx#xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx active judgments or lien have been found against the borrower or subject property.

xx annual combined taxes for XXXX have been paid in the total amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the rate of interest X.XXX% and the P&I is $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the rate of interest X.XXX% and the P&I is $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx” at “M&V xx” for XX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2019 xx: xx/xx/2019 |---| -3 (xx) |----| xx: xx document reflect note date as xx/xx/2019 xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "CE Risk indicator is "Elevated" due to following factors:

1. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.221%) is exceeded APOR (5.220%) by 0.001%. The APR threshold is 5.220% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL    Charged: 5.221%      Allowed: 5.220%      Over by: +0.001%

2. This loan has points and fees that exceed the points and fees threshold. The loan amount is $XX or more, and the transaction's total points and fees is $7,201.60, which exceeds 3 percent of the total loan amount of $221,847.97.

Qualified Mortgage Lending Policy Points and Fees Test: FAIL   Charged: $7,201.60   Allowed: $6,655.44   Over by: +$546.16"
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL     Charged: Charged: 5.221%      Allowed: 5.220%      Over by: +0.001%"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock agreement is missing from the loan file."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74758900	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,489.36	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,183.92	5.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	655	Not Applicable	30.522%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx DBA xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx is credit card judgment against the borrower in the favor of xx xx for the amount of $XX,XXX.XX recorded on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx subject property is unable to be determined. xx per the comment dated xx/xx/XXXX, the reason for default is curtailment of income. xx foreclosure has been offered. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at the xx as a xx from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.488%) is exceeded APOR (5.270%) by 0.218%. The APR threshold is 5.270% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.488%    Allowed: 0.218  Over By: 0.218%."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.488%      Allowed: 5.270%     Over by: +0.218%"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing in the loan file."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, this loan is not failing Federal, State, or local predatory lending laws. There is no assignee liability since it did not exceed those thresholds.

Charged : $8,314.46  Allowed :  $6,262.89   Over By : +$2,051.57

This loan has also failed Qualified Mortgage Lending Policy Points and Fees Test.

																																																																																								Charged : $8,314.46 Allowed : $6,262.89 Over By : +$2,051.57"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29581056	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,522.29	$7,751.09	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,184.07	4.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	44.150%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx SBA xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments found against the borrower.
XXXX county taxes are paid in the amount of $XXXX.XX. xx, the taxes for the year XXXX and XXXX are delinquent for the amount of $XXXX.XX which were due on xx/xx/XXXX.
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy.
xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| -7 (xx) |----| xx: NA xx: xx: xx: xx-xx DTI per 1003 xx: 44.150% xx: 44.025% xx: 0.125% xx %: 0.xx% xx: N/A xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.297%) is exceeded APOR (5.220%) by 0.077%. The APR threshold is 5.220% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.297%    Allowed: 5.220%    Over by: +0.077%"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed Revised Closing Disclosure Delivery Date Test (No Waiting Period Required)"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Points - Loan Discount Fee at $0.00, however Final CD dated xx/xx/2020 shows Points - Loan Discount Fee at $1,528.23. This is a fee increase of $1,528.23 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.297%      Allowed: 5.220%     Over by: +0.077%

This loan has also failed CA AB 260 Higher-Priced Mortgage Loan Test Charged: 5.297% Allowed: 5.220% Over by: +0.077%"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.150% as the Borrower income was $12,000.00 and total expenses are in the amount of $5,298.03 per AUS/DU (Locator#XX.pdf page #1) and its recommendation is “Approve/Eligible” at a DTI of 44.15%."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64505684	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,289.94	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,059.88	5.000%	360	xx	xx	Conventional	Fixed	Purchase	76.819%	76.819%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	46.461%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx’ in the amount of $XXX,XXX.XX in favor of ‘xx dba xx’ which was recorded on xx/xx/XXXX under xx# xx.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx dba xx’.
xx active judgments/liens have been found against the subject property/owner.
xx prior delinquent taxes have been found.
xx county taxes for XXXX-XXXX (Xst installment) have been found in the amount of $X,XXX.XX.
xx county taxes for XXXX-XXXX (Xnd installment) are due in the amount of $X,XXX.XX.

xx first payment date is xx/xx/XXXX. xx payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx
xx first payment date is xx/xx/XXXX. xx payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.xx per final XXXX, borrower was working as ‘xx’ at ‘xx’ for X years and X months.
xx evidences have been found regarding foreclosure filing and bankruptcy case.
xx visible damages have been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2019 xx: xx/xx/2019 |---| -4 (xx) |----| xx: xx is reflecting this date- xx/xx/2019 xx: xx: xx: xx-xx DTI per 1003 xx: 46.458% xx: 46.461% xx: -0.003% xx %: -0.00300% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2019. Revised LE dated xx/xx/2019 reflects Lender Credit at $1055.00, however, CD dated xx/xx/2019 reflects Lender Credit at $1054.50. This is decrease of $0.50 for fee which has 0% tolerance test.

TRID Violation due to a fee addition on Initial CD dated xx/xx/2019.  The Initial CD shows an added fee of $4,155.20 which is seller paid and did not appear on previous LEs. This is a fee increase of $4155.20 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.458% as the Borrower income was $13,750.00 and total expenses are in the amount of $6388.00 per AUS/DU (Locator#XX		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20706735	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,845.64	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,295.25	4.750%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	46.639%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx and xx’ in the amount of $XXX,XXX.XX in favor of ‘xx dba xx’ which was recorded on xx/xx/XXXX under xx# xx.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx dba xx’.
xx active judgments/liens have been found against the subject property/owner.
xx prior delinquent taxes have been found.
xx county taxes for XXXX-XXXX (Xst installment) have been found in the amount of $X,XXX.XX.
xx county taxes for XXXX-XXXX (Xnd installment) are due in the amount of $X,XXX.XX.
xx first payment date is xx/xx/XXXX. xx payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx

xx first payment date is xx/xx/XXXX. xx payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.xx comment dated xx/xx/XXXX subject property is occupied by owner.
xx per final XXXX, borrower was working as ‘xx’ at ‘xx’ for X years and X months.
xx evidences have been found regarding foreclosure filing and bankruptcy case.
xx visible damages have been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| -6 (xx) |----| xx: xx/xx/2020 xx pg#563 xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.639%, the Borrower income was $7852.00 and total expenses are in the amount of $3662.07 and the loan was underwritten by AUS/DU and its recommendation is "Approve/Eligible" with a DTI of 46.64%"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by the Borrower.State required."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7726495	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,205.87	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,174.49	4.500%	180	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	697	Not Applicable	46.253%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx DBA xx sure xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at the xx, xx. as an xx from XX.XX years.

xx:xx:xx	xx	Missing or error on the Rate Lock Origination Appraisal	xx: xx: xx/xx/2019 xx: xx/xx/2019 |---| -3 (xx) |----| xx: xx reflect xx as xx/xx/2019 on pg#291. xx: xx: xx: xx-xx DTI per 1003 xx: 46.639% xx: 36.622% xx: 10.017% xx %: 10.01700% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date.

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2019) that is after the Revised Closing Disclosure Delivery Date xx/xx/2019). However, the method of delivery is marked as "Personal."

4. This loan failed the revised closing disclosure delivery date test (no waiting period required)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan has points and fees that exceed the points and fees threshold. The loan amount is $XX or more, and the transaction's total points and fees is $10,471.78, which exceeds 3 percent of the total loan amount of $XX.

Qualified Mortgage Lending Policy Points and Fees Test: FAIL    Charged: $10,471.78   Allowed: $8,400.09    Over by: +$2,071.69"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has points and fees that exceed the points and fees threshold. The loan amount is $107,747.00 or more, and the transaction's total points and fees is $10,471.78, which exceeds 3 percent of the total loan amount of $280,002.88.

Qualified Mortgage Lending Policy Points and Fees Test: FAIL    Charged: $10,471.78   Allowed: $8,400.09    Over by: +$2,071.69"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $6,871.45 on final CD dated xx/xx/2019. There is a total fee increased of $6,871.45 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Missing Appraisal (Lvl 3)     "An Appraisal report at origination is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock agreement is missing from the loan file."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54840757	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,044.54	12/26/2024	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,915.27	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	72.692%	72.692%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	678	Not Applicable	47.452%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in favor of xx DBA xx and it was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx active judgments or liens have been found xx installment county taxes of the year XXXX-XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.X%. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in collections. xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.X%. xx current unpaid principal balance is in the amount of $XX. xx the time of origination borrower was working as xx at “xx” for X years.
xx:xx:xx	xx	xx: xx CLTV xx: 72.692% xx: 72.690% |---| 0.002% |----| 0.00200% xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -7 (xx)   xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 72.692%   xx: 72.690%   xx: 0.002%   xx %: 0.00200%   xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 46.680% xx: 44.680% xx: 2.000% xx %: 2.00000% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test. FAIL
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )
The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount. The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount and  This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is $XX or more, and the transaction's total points and fees is $11,081.42, which exceeds 3 percent of the total loan amount of $XX; or The loan amount is less than $XXbut at least $65,939.00, and the transaction's total points and fees is $11,081.42, which exceeds $3,297.00; or The loan amount is less than $65,939.00 but at least $21,980.00, and the transaction's total points and fees is $11,081.42, which exceeds 5 percent of the total loan amount of $366,110.98; or The loan amount is less than $21,980.00 but at least $13,737.00, and the transaction's total points and fees is $11,081.42, which exceeds $1,099.00; or The loan amount is less than $13,737.00 and the transaction's total points and fees is $11,081.42, which exceeds 8 percent of the total loan amount of $XX"
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to a fee increase on Initial CD dated xx/xx/2020. LE dated xx/xx/2020 reflects a Origination Points at $336.000, however, Initial CD dated xx/xx/2020 reflects the Origination Points at $336.42. This is a fee increase of $0.42 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.68% as the Borrower income was $7000.00 and total expenses are in the amount of $3217.59. Per DU (Locator#XX Page#1) and its recommendation is Approve/Eligible with 44.68% DTI."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87958378	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	Unavailable	Unavailable	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,170.04	4.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	723	Not Applicable	42.248%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx DBA which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.
xx active judgments or liens have been found.
xx is not available.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with loan. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with loan. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.

xx the time of origination borrower was working as xx at “xx” for X years X months.
xx:xx:xx	xx	xx: xx: xx/xx/2019 xx: xx/xx/2019 |---| -10 (xx) |----| xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )
The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.
The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.
Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to a fee increase on Initial CD dated xx/xx/2019. LE dated xx/xx/2019 reflects a Origination Points at $7204.00, however, Initial CD dated xx/xx/2019 reflects the Origination Points at $7204.40. This is a fee increase of $0.40 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx/xx/2019. Notary signature date on the Mortgage/Deed of Trust is xx/xx/2019. Note date is xx/xx/2019."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91098363	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,447.93	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,084.02	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	77.586%	77.586%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	36.805%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in favor of xx capital xx and it was recorded on xx/xx/XXXX.
xx chain of assignment has been completed.
xx is a credit card judgment open against the borrower in the favor of xx, xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.
xx the time of origination borrower was working as xx of xx at “xx” for X years X month.
xx to collection comment, no damages or repairs have been found.
xx:xx:xx	xx	xx: xx CLTV xx: 77.586% xx: 77.587% |---| -0.001% |----| -0.00100% xx: "xx used for xx: $580,000.00. xx: $450,000.00. CLTV = 77.586%. " xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -4 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2020.   xx: xx:
																																																																																				xx: xx LTV (OLTV) xx: 77.586% xx: 77.587% xx: -0.001% xx %: -0.00100% xx: "xx used for xx: $580,000.00. xx: $450,000.00. CLTV = 77.586%. " xx: xx:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62804684	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,934.28	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,050.06	3.625%	360	xx	xx	Conventional	Fixed	Purchase	94.948%	94.948%	Full Documentation	No	Not Applicable	Unavailable	30.000%	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	695	678	14.914%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx, xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx installments of city taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and second installments of city taxes for the year of XXXX are due in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx to determine the current P&I and interest rate. xx is missing and tape data does not show the P&I and interest rate.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx to determine the current P&I and interest rate. xx, note is missing and tape data does not show the P&I and interest rate. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx as a xx from X.X years.

xx:xx:xx	xx	Affiliated Business Disclosure
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Mortgage Insurance
Notice of Servicing Transfer	xx: xx: xx: xx/xx/2021 |---| |----| xx: NA xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx: NA   xx: xx:
xx: xx CLTV xx: 94.948%   xx: 95.000%   xx: -0.052%   xx %: -0.05200%   xx: "xx used for xx: $242,500.00 xx of xx(s): $00.00 xx: $230,250.00 CLTV = 94.948%. "   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 49 (xx)   xx %:    xx: xx note document is missing.   xx: xx:
xx: xx LTV (OLTV)   xx: 94.948%   xx: 95.000%   xx: -0.052%   xx %: -0.05200%   xx: "xx used for xx: $242,500.00 xx: $230,250.00 CLTV = 94.948%. "   xx: xx:
xx: xx-xx DTI per 1003   xx: 29.828%   xx: 32.000%   xx: -2.172%   xx %: -2.xx%   xx: NA   xx: xx:
xx: xx-xx per 1003 xx: 20.026% xx: 20.000% xx: 0.026% xx %: 0.02600% xx: NA xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 4.437% APR Threshold 4.430% Over By +0.007%."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID Tolerance Test is incomplete as Initial Disclosures are missing."
* Higher Price Mortgage Loan (Lvl 3)     "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 4.437% APR Threshold 4.430% Over By +0.007%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s)."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling disclosure is missing."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing in the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "There is non occupying co-borrower where we didn't get bank statements to source assets listed on 1003"
* MI, FHA or MIC missing and required (Lvl 3)     "MI Cert is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application/1003 is missing in the loan files."
* Missing Initial LE (Lvl 3)     "Initial LE is missing in the loan files."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing Required Disclosures (Lvl 3)     "Written list of service provider is missing in the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."	* Missing flood cert (Lvl 2) "Flood cert is missing."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance documents missing in the loan files."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure to the Borrower(s) on LE dated xx/xx/2020 discloses the loan will not be transferred and the originator will service the loan."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45635423	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,246.76	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$846.32	3.625%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	677	Not Applicable	41.697%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx.
xx chain of assignment has been completed as currently the assignment is with MERS as nominee for xx.
* xx junior mortgage found opened in the amount of $X,XXX.XX recorded on xx/xx/XXXX which is in the favor of xx of xx, N.A.
xx and xx;
X) xx state tax liens found pending against the borrower recorded on xx/xx/XXXX in the amount of $XX,XXX which are in the favor of xx of CA.
X) xx IRS liens found pending against the borrower recorded on xx/xx/XXXX in the amount of $XX,XXX which are in the favor of  IRS.
X) xx civil judgments found pending against the borrower recorded on xx/xx/XXXX in the amount of XX,XXX.
xx;
X) xx combined taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found pending.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is current X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX .	xx:xx collection comments and payment history shows that the borrower is making regular payments. xx loan payment is current X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.
xx loan has not been modified since origination.
xx application available in the loan file located at (xx) shows that the borrower was working with xx since X months as a xx.
xx was not initiated in the loan.
xx has not filed bankruptcy.
xx subject property is in average condition. xx visible damages or repairs have been observed on the subject property.
xx:xx:xx	xx	Mortgage Insurance	xx: xx #1 xx: xx: M |---| |----| xx: xx: xx:
xx: xx: $xx: $xx: $8000.00   xx %: 4.xx%   xx:    xx: xx:
xx: xx CLTV xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 41.697% xx: 41.700% xx: -0.003% xx %: -0.00300% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date.

3. This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as "Electronic Delivery" and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.935%) is exceeded APOR (4.490%) by 0.345%. The APR threshold is 4.490% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL    Charged: 4.835%      Allowed: 4.490%      Over by: +0.345%"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test. The finance charge is $154,355.57. The disclosed finance charge of $154,254.07 is not considered accurate because it is understated by more than $100."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $68.32 on final CD dated xx/xx/2020.
The provided final CD reflects the cumulative Fees in B section increased of 55.547% with the amount of $68.32 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL     Charged: 4.835%      Allowed: 4.490%      Over by: +0.345%"
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan is un-insurable due to flipping requirements were not met in its entirety. Two appraisals are required to meet guidelines. The appraisals were provided, however one was FHA, and the other was conventional. The values are supported. Conventional appraisal- $198,000 and FHA appraisal- $190,000."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."	* Property is Manufactured Housing (Lvl 2) "The subject property is a Manufactured Home and there is a recorded copy of Manufactured Home Rider (Locator#XX Package.pdf Page#676) with a xx but there is no final Title Policy in the loan file to confirm ALTA -7 for Manufactured Home. The Appraisal report at origination is also stating that the Manufactured Home was attached to the permanent foundation system and towing hitch, wheels, & axles had been removed."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53979880	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$11,229.97	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,145.48	4.375%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	689	44.317%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx as to XX% xx and xx as to a X% xx’ in the amount of $ XXX,XXX.XX in favor of ‘xx’ which was recorded on xx/xx/XXXX under xx # xx / XX.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx’.
xx are X senior mortgage against the subject property the first mortgage was originated on xx/xx/XXXX by ‘xx N. xx, an unmarried man and xx A. xx, an unmarried woman’ which was recorded on xx/xx/XXXX under instrument# xx/xx/XXXX xx / XXX in the favor of ‘xx, xx’  with loan amount of $XXX,XXX.XX. xx senior mortgage was started foreclosure against the subject property in XXXX. xx lis pendens was filed on xx/xx/XXXX, xx/xx/XXXX under case# XX/xx. xx release of pendency was entered on xx/xx/XXXX. xx foreclosure was initiated in XXXX and lis pendens was filed on xx/xx/XXXX under case#xx/XXXX and release of pendens was entered on xx/xx/XXXX.  xx notice is not served to the subject creditor. xx further details have been found regarding foreclosure. xx senior mortgage was originated on xx/xx/XXXX by ‘xx N. xx, an unmarried man and xx A. xx, an unmarried woman’ which was recorded on xx/xx/XXXX under instrument# xx / XXX in the favor of ‘xx, xx’ with loan amount of $XX,XXX.XX. xx third senior mortgage was originated on xx/xx/XXXX by ‘xx’ which was recorded on xx/xx/XXXX under instrument# xx / XX in the favor of ‘xx xx series XXXX’ with loan amount of $XXX,XXX.XX.
xx prior delinquent taxes have been found.
xx combined taxes for XXXX have been paid off in the amount of $X,XXX.XX.
xx combined taxes for XXXX are due in the amount of $X,XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx payment history reflects current UPB amount is in amount of $XXX,XXX.XX.	xx:xx:
xx X.X.XXXX xx.pdf
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx payment history reflects current UPB amount is in amount of $XXX,XXX.XX.
xx loan has not been modified since origination.
xx evidences have been found regarding foreclosure proceedings or xx filing.
xx time of origination borrower was working as ‘xx’ at “xx” for X years.
xx visible damages are found in available collection comments.

xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 9 (xx) |----| xx: xx: xx:
xx: xx-xx DTI per 1003   xx: 44.317%   xx: 41.786%   xx: 2.531%   xx %: 2.xx%   xx: xx as per xx application.   xx: xx:
																																																																																				xx: xx-xx per 1003 xx: 39.481% xx: 36.950% xx: 2.531% xx %: 2.xx% xx: xx COC with the change of loan type changed from FHA to xx: xx:	3: Curable		* The COC is missing (Lvl 3) "Provide COC with the change of loan type changed from FHA to Conventional. Initial LE dated xx/xx/2019 reflects loan type as "FHA". However, revised CD dated xx/xx/2020 reflects loan type as "Conventional"."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35187172	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,432.66	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,028.86	2.875%	360	xx	xx	Conventional	Fixed	Refinance	52.901%	52.901%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	819	813	36.656%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx comments have been found stating the borrower’s income has been impacted by xx. xx borrower xx D xx has been working at xx., as a xx for X year X months.
xx:xx:xx	xx	Missing DU/GUS/AUS	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 7 (xx) |----| xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -5 (xx)   xx %:    xx: xx as per xx.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx as per final application. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the revised closing disclosure delivery date test due to the revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction. Revised CD dated xx/xx/2020 does not reflect a signature; therefore revised loan estimate method of delivery is marked as Mail and used date as xx/xx/2020. The document tracking disclosure was not located."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Missing DU/GUS/AUS as required by Guidelines"
* Required Documentation Missing or Incomplete  (Lvl 3)     "As per tape "The Final CD showed the borrower receiving a principal reduction of $507.70 on a Texas Rate term loan. Principle reduction is not permitted on a TX50a(6) loan per Investor guidelines since it is considered cash back to the borrower.""
																																																																																							* Revised Loan Estimate is missing (Lvl 3) "COC received in file for xx/xx/2020. However, related Loan Estimate is missing in loan file."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56454742	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,156.26	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,725.95	2.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	37.079%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX. xx assignment has been found; however, the current assignment is with the lender MERS as nominee for xx. xx active liens and judgments have been found against the borrower and the property. xx county taxes for the year XXXX have been paid and second installment taxes are due on xx/xx/XXXX in the amount of $X,XXX.XX. xx prior years delinquent taxes have been found.	xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX. xx modification, forbearance details are available in recent collections comments. xx foreclosure activity has been found. xx information pertaining to bankruptcy has been found. xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found. xx per the final XXXX, the borrower is xx at xx fromXXX months.
xx:xx:xx	xx	Initial Escrow Acct Disclosure	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 28 (xx) |----| xx: xx per the lates PH, the last payment was received on xx/xx/2021. xx: xx:
xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: -1 (xx) xx %: xx: xx note doc reflects the date original note date xx/xx/2021. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Revised LE#1 dated xx/xx/2020 reflects Points - Loan Discount Fee at $503.00. However, Initial CD dated xx/xx/2020 reflects Points - Loan Discount Fee at $503.36 This is fee increase of $0.36 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Revised LE#1 dated xx/xx/2020 reflects Points - Loan Discount Fee at $503.00. However, Initial CD dated xx/xx/2020 reflects Points - Loan Discount Fee at $503.36 This is fee increase of $0.36 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Revised LE#1 dated xx/xx/2020 reflects Points - Loan Discount Fee at $503.00. However, Initial CD dated xx/xx/2020 reflects Points - Loan Discount Fee at $503.36 This is fee increase of $0.36 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure Is Missing From The Loan Documents"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Minimum Investment from borrower not met- The loan was closed with insufficient documentation. Gifts from multiple source were received but not documented properly. Interested party contribution of 13.5K from seller and 13K from the realtor. This loan Failed the QC for not meeting the minimum investment requirement per investor guidelines."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7090618	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,181.28	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,211.54	5.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	634	37.674%	First	Final policy	Not Applicable	Not Applicable	10/01/2020	$424,317.14	Not Applicable	3.250%	$1,580.76	11/01/2020	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with the lender “xx” with xx#xx.
xx chain of assignment has been completed.
xx active judgments or liens have been found.
Xnd installment property taxes for the year XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
xx delinquent taxes have been found for the prior year.
xx per the payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX.	xx:xx is in performing status.

xx per the payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX.

xx foreclosure proceedings have been found. xx post-closing bankruptcy activity has been found.

xx per the collection comments dated xx/xx/XXXX, the borrower’s xx for xx is curtailment of income. xx borrower was out of work. xx, unable to confirm exactly the borrower’s income has been impacted due to xx-XX or not.

xx to the collection comments dated xx/xx/XXXX, the property had loss on xx/xx/XXXX due to “xx”. xx insurance claim was filed in the claim amount of $XX,XXX.XX. xx comment dated xx/xx/XXXX shows the check#xx was received on xx/xx/XXXX in the amount of $XX,XXX.XX from “xx”. xx loss was reported to the contractor “xx”. xx comment dated xx/xx/XXXX states that the XXX% inspection work has been done & results received. xx, no exactly comments have been found stated the repairs are completed.

xx:xx:xx	xx modification agreement was made between the borrower “xx-xx and xx” and lender “xx” on the effective date of xx/xx/XXXX. xx borrower has promised to pay the new unpaid principal balance of $XXX,XXX.XX with the fixed interest rate X.XXX% and P&I of $X,XXX.XX that began from the first payment date of xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx forgiven and deferred has been noted.

xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 4 (xx) |----| xx: xx payment received date is xx/xx/2021. xx: xx:
xx: xx: xx/xx/2018   xx: xx/xx/2018   xx: -1 (xx)   xx %:    xx: as per xx doc ,note date reflet 5/XX/18.   xx: xx:
xx: xx: 5.xx% xx: 3.xx% xx: 2.xx% xx %: 2.xx% xx: as per xx doc interest rate reflers 5.5% xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 61.076% as the Borrower income was $15,499.99 and total expenses are in the amount of $9,466.74.
Updated CR Report dated 5/24/18 reflected higher payments for student loans and 3 revolving debts that increased DTI to 61.76%. Also a new credit card with XX reflected on the credit report was not included in DTI."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.797%) is exceeded APOR (6.140%) by 0.657%. The APR threshold is 6.140% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 6.797%    Allowed: 6.140%    Over by: +0.657%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That In Total Cannot Increase More Than 10% Test.
Comparable Fee Amount is $252.00 and Final Fee Amount is $311.00 the difference is of $59.00 which is greater than 10%."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.797%      Allowed: 6.140%     Over by: +0.657%"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Sellers tape reflects the following issue, Repurchased loan due to liabilities - Updated CR Report dated 5/24/18 reflected higher payments for student loans and 3 revolving debts that increased DTI to 61.76%. Also a new credit card with Kohl reflected on the credit report was not included in DTI. The Loan was Self-Reported to FNMA on 10/1/19. DTI = 61.76% **Loan Modification was completed on the loan, borrowers credit score will be impacted by mortgage payment history** New Rate = 3.25% and Maturity Date of xx/xx/2060.Supporting document to validate the issue is missing from the loan documents."	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx/xx/2018 Notary signature date on the Mortgage/Deed of Trust is xx/xx/2018 Note date is xx/xx/2018."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3948266	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,424.28	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,362.50	2.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	Unavailable	Not Applicable	36.499%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx with xx#xx|xx/xx# xx/XXXX. xx chain of assignment has been completed; currently the assignment is with originated lender MERS as nominee for xx. xx active judgments or liens have been found against the borrower. xx taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx, the Xst payment date of this loan is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan. xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx, the Xst payment date of this loan is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX. xx reason for default is unable to be determined from the latest servicing comments. xx evidence has been found regarding damage or repairs in the latest servicing comments. xx, the borrower is self-employment and he is working at the xx as a xx from X.X years.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2024 xx: xx/xx/2021 |---| 1401 (xx) |----| xx: xx to the payment history as of xx/xx/2021, the 1st payment date of this loan is xx/xx/2021. xx: xx:
xx: xx: $xx: $xx: $3000.00   xx %: 0.xx%   xx: xx per xx report (PG#556) xx is $448,000.00.   xx: xx:
xx: xx-xx DTI per 1003   xx: 36.504%   xx: 35.441%   xx: 1.063%   xx %: 1.06300%   xx: xx per the 1003, the DTI is 20.349%.   xx: xx:
																																																																																				xx: xx-xx per 1003 xx: 12.642% xx: 11.579% xx: 1.063% xx %: 1.06300% xx: xx per the 1003, the xx-xx is 14.061%. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per Tape “Business decision to close this unwarrantable Condo - condo unit that is not warrantable under the revised condo/resort guideline.”"	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock document is missing from loan documents."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87983676	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$4,877.21	$12,800.97	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,726.33	2.500%	360	xx	xx	Conventional	Fixed	Purchase	72.632%	72.632%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	810	31.691%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx with xx#XXXX xx|xx/xx# XXXX/XXX.

xx chain of assignment has been completed; currently the assignment is with originated lender MERS as nominee for xx.

xx active judgments or liens have been found against the borrower.
Xrd installment of xx taxes of XXXX/XXXX have been delinquent on xx/xx/XXXX in the amount of $X,XXX.XX whose good through date was xx/xx/XXXX. xx well as Xth installment of town taxes of XXXX/XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
 xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx as a xx of xx from X.X years.

xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 28 (xx) |----| xx: xx to the payment history as of xx/xx/2021, the last payment was received on xx/xx/2021. xx: xx:
xx: xx-xx DTI per 1003   xx: 31.691%   xx: 27.963%   xx: 3.728%   xx %: 3.xx%   xx: xx-xx DTI per 1003 xx 31.691%   xx: xx:
																																																																																				xx: xx-xx per 1003 xx: 26.829% xx: 23.101% xx: 3.728% xx %: 3.xx% xx: xx-xx 1003 xx 26.829% xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that a business decision has been granted to manually underwrite and approve this loan with mortgage late payments due to extenuating circumstances. The subject loan is not salable into the performing secondary market."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53801629	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,177.00	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,921.18	2.750%	360	xx	xx	Conventional	Fixed	Refinance	66.098%	66.098%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	813	Not Applicable	27.397%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx with xx#xx. xx chain of assignment has been completed; currently the assignment is with originated lender MERS as nominee for xx. xx is a senior mortgage against the subject property in the favor of MERS as nominee for xx which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX. xx active judgments or liens have been found against the borrower. Xnd installment of county taxes of XXXX are due on xx/xx/XXXX in the combined amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx, the Xst payment date of this loan is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx borrower is performing with the loan. xx to the payment history tape data as of xx/xx/XXXX, the borrower is performing with the loan. xx, the Xst payment date of this loan is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.“xx is no post-closing bankruptcy and foreclosure activity has been found”. xx, the borrower is working at the xx & xx as a xx from X.X years.
xx:xx:xx	xx	xx: xx: xx: xx/xx/2021 |---| |----| xx: xx to the payment history tape data as of xx/xx/2021, the 1st payment date of this loan is xx/xx/2021. xx: xx:
xx: xx-xx DTI per 1003 xx: 27.530% xx: 27.562% xx: -0.032% xx %: -0.03200% xx: xx per the 1003, the xx-xx DTI is 27.530%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,563.00) exceed the comparable charges ($1,376.00) by more than 10%."
																																																																																							* Property Type unacceptable under guidelines (Lvl 3) "Business Decision to close Unwarrantable condo Loan. Loan doesn't meet new condo guidelines."	* Higher Price Mortgage Loan (Lvl 2) "HPML/HCM is not tested."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83947287	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,999.06	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,276.04	2.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	34.441%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx#xx. xx is no chain of assignment as the subject mortgage is with the original lender. xx active judgments or liens have been found against the borrower/subject property. xx # XX-XX-XXX-XXX-XXXX - xx county Xst installment taxes for the year XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx # XX-XX-XXX-XXX-XXXX - xx county Xst installment taxes for the year XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the first payment due date is xx/xx/XXXX. xx current P&I is in the amount of $XXith interest rate of X.XXX%. xx per the seller’s tape data, the current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the first payment due date is xx/xx/XXXX. xx current P&I is in the amount of $XXith interest rate of X.XXX%. xx per the seller’s tape data, the current UPB reflected is in the amount of $XX.“xx is no post-closing bankruptcy and foreclosure activity has been found”. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx comments have been found regarding the subject property condition.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx-xx DTI per 1003 xx: 34.441% xx: 35.380% |---| -0.939% |----| -0.xx% xx: xx per 1003 equals $8,602.42. xx subject property PITIA equals $2,116.76. xx other monthly payments $846.00. DTI = 34.441%. xx: xx:
xx: xx-xx per 1003   xx: 24.607%   xx: 25.546%   xx: -0.939%   xx %: -0.xx%   xx: xx subject property PITIA equals $2,116.76. xx verified monthly income equals $8,602.42. xx equals XX.XXX%.   xx: xx:
xx: xx: xx (>=9 xx) xx: xx (1-4 xx) xx: xx %: xx: xx dated xx/xx/2020 reflects the subject property as xx. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Closing Disclosure dated xx/xx/2021 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Comments from Bank Tape:- Business Decision to close this Unwarrantable Condo - condo unit that is not warrantable under the revised condo/resort guidelines. The loan is a non-warrantable condo that is not eligible for Agency sale. This was a business decision to close the loan. Since it is a non-warrantable condo, loan will close without MI. The project warranty requirements are waived and the loan is documented for income and assets as per conventional guidelines. Borrower to sign a hold harmless agreement to benefit FIMC with respect to the defects and possible future expenses."		* Missing or error on the Rate Lock Document (Lvl 1) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53715326	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,758.82	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,149.45	3.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	797	766	46.550%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx#RXXXXXXXXXX.

xx is no chain of assignment as the subject mortgage is with the original lender.

xx active judgments or liens have been found against the borrower/subject property.

xx county Xst and Xnd installment taxes for the year XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx comments have been found regarding the subject property condition. xx borrower has been working at xx as xx for X year.
xx:xx:xx	xx	Hazard Insurance Missing Initial LE Missing or error on the Rate Lock	xx: xx #2 xx: xx: xx |---| |----| xx: xx#2 xx name is xx. xx: xx: xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: 28 (xx) xx %: xx: xx payment received date is xx/xx/2021. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the TILA finance charge test. The finance charge is $157,632.02. The disclosed finance charge of $157,254.02 is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test. The finance charge is $157,632.02. The disclosed finance charge of $157,254.02 is not considered accurate because it is understated by more than $100."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase TRID tolerance test is incomplete since an initial LE dated xx/xx/2020 is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that repurchased the subject loan due to Asset misrepresentation - Reverification of the borrower's business assets used for the down payment/closing costs do not reconcile with statements submitted.
The xx statement submitted for the VTEMP, LLC account#1067 (dated xx/xx/2020) states the balance as $146,983. Reverification of this account with xx states the balance on xx/xx/2020 as $46,983.
Assets required, per DU, for the down payment/closing costs are $90,272. The file is short funds to close."
* Missing Initial LE (Lvl 3)     "A copy of initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock agreement is missing from the loan file."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "The subject property's Hazard Insurance Policy is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.55% as the Borrower’s income is $4,466.20 and total expenses are in the amount of $2,079.00 and the loan was underwritten by AUS/LP (Locator#Credit File -XX Page#283) and its recommendation is “ACCEPT” and DTI is showing in it as 47%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73177148	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$393.00	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,100.61	2.875%	180	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	770	792	48.755%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx#xx | xx/xx# XXXX/XXXX.

xx is no chain of assignment as the subject mortgage is with the original lender.

xx active judgments or liens have been found against the borrower/subject property.

xx combined annual installment taxes for the year XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX.“xx is no post-closing bankruptcy and foreclosure activity has been found”. xx reason for default is unable to determine. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx comments have been found regarding the subject property condition.
xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 2 (xx) |----| xx: xx: xx:
xx: xx: 180   xx: 360   xx: -180   xx %: -50.00000%   xx: xx dated xx/xx/2020 reflects xx date of xx/xx/2036. xx, maturity term months as per xx is 180.   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 37.821% xx: 48.755% xx: -10.934% xx %: -10.xx% xx: xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue "Income not documented accurately. Co-borrower pension income not documented accurately. Also, PL statement does not meet investor guidelines . Complete income and expenses was not documented"."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79631055	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$826.30	$1,637.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,055.60	2.875%	360	xx	xx	Conventional	Fixed	Purchase	92.010%	92.010%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	682	41.413%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx#xx | xx. xx is no chain of assignment as the subject mortgage is with the original lender. xx is a junior mortgage that originated on xx/xx/XXXX with lender MERS as nominee for xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX. xx city Xst and Xnd installment taxes for the year XXXX-XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and $XXX.XX on xx/xx/XXXX. xx city Xrd installment taxes for the year XXXX-XXXX are delinquent in the amount of $XXX.XX which is due on xx/xx/XXXX. xx delinquent taxes are good through till xx/xx/XXXX. xx city Xth installment taxes are due in the amount of $XXX.XX on xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX. xx reason for default is unable to determine. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx comments have been found regarding the subject property condition.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 14 (xx) |----| xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE risk indicator is "Moderate" since this loan failed the TILA finance charge test. The finance charge is $137,447.03. The disclosed finance charge of $136,124.89 is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test. The finance charge is $137,447.03. The disclosed finance charge of $136,124.89 is not considered accurate because it is understated by more than $100."
* Loan does not conform to program guidelines (Lvl 3)     "Provided Seller's tape is showing an alert that this loan is not eligible for financing with MA Housing. The subject loan received an AUS approval when the second lien entered as a gift as opposed to DPA. Investor has declined to purchase this loan. MI on the loan is cancelled."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88381644	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$715.03	2.750%	360	xx	xx	Conventional	Fixed	Purchase	94.999%	99.999%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	30.294%	First	Final policy	Not Applicable	$9,218.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx.

xx is no chain of assignment as the subject mortgage is with the original lender.

xx is a junior mortgage that originated on xx/xx/XXXX with lender MERS as nominee for xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.

xx current tax information is not available in the updated title report.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX. xx collection comment dated xx/xx/XXXX states the reason for default is payment dispute. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx comments have been found regarding the subject property condition. xx borrower has been working at xx as xx for X years and Xmonths.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 14 (xx) |----| xx: xx payment received date is xx/xx/2021. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Revised LE#2 dated xx/xx/2020 reflect Flood cert fee at $10.00. However Initial CD dated xx/xx/2020 Flood cert Fee at $10.25. And also Increased in Tax Service Fee at $75.00 Valid COC is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Revised LE#2 dated xx/xx/2020 does not reflects Transfer Taxes.  However, Initial CD dated xx/xx/2020 reflects Transfer Taxes at $841.32. This is a fee increase of $841.32 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised LE#1 dated xx/xx/2020. Initial LE dated xx/xx/2020 does not reflects Administration Fee. However, Revised LE#1 dated xx/xx/2020 reflects Administration Fee at $100.00 This is fee increase of $100.00 for 0% tolerance test fee. And Increased of Bond Fee at $31.00. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue "Invalid AUS Findings - This loan is not eligible for financing with MA Housing.  The loan received an AUS approval when the second lien entered as a gift as opposed to DPA.  Investor has declined to purchase this loan.  MI on loan is canceled." Supporting document to validate the issue is missing from loan documents"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan document."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74340892	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,905.00	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$458.62	6.125%	360	xx	xx	Conventional	Fixed	Refinance	79.453%	79.453%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	42.703%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX with the lender “xx.xx, xx” with xx# xx.
xx chain of assignment has been completed.
xx active judgments or liens have been found.
xx county taxes for the year XXXX have been paid off in the amount of $XXXX.XX on xx/xx/XXXX.
xx delinquent taxes have been found for the prior year.
xx per the payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX	xx:xx is in performing status.

xx per the payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX

xx per the collection comments dated xx/xx/XXXX, the evidence regarding xx-XX email was noted. xx, no exactly income impacted comments have been found.

xx foreclosure and bankruptcy activities have been found. xx to the collection comments, the subject property is occupied by owner and appears to be in average condition with no signs of damage.

xx:xx:xx	xx	xx: xx: 0000000000000000000000 xx: 0000000 |---| |----| xx: xx history string is 00000000000000000000. xx: xx:
xx: xx: 0000000000000000000000   xx: 0000000   xx:    xx %:    xx: xx history stro=ing reversed is 00000000000000000000.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.543%   xx: 49.072%   xx: -4.529%   xx %: -4.xx%   xx: xx per 1003 equals $3999.99. xx subject property PITIA equals $732.72. xx other monthly payments $1024.00. DTI = 43.918%.   xx: xx:
xx: xx-xx per 1003 xx: 18.318% xx: 16.155% xx: 2.163% xx %: 2.xx% xx: xx 1003 xx subject property PITIA equals $732.72. xx verified monthly income equals $3999.99. xx equals 18.318%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing COC for Lender Credits Decrease on CD dated xx/xx/2019. CD dated xx/xx/2019 reflects a Lender Credits of $2.85, however, CD dated xx/xx/2019 does not reflect a Lender Credit."
* Loan does not conform to program guidelines (Lvl 3) "Sell tape reflects the following issue. A recent Credit report obtained reported additional monthly debt with XXthat was not disclosed in the loan documentation. including monthly payments of $465 resulted in a revised DTI of 49.43%. Supporting document to validate the issue is missing from the loan document."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.450%) is exceeded APOR (6.340%) by 0.110%. The APR threshold is 6.340% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 6.450%    Allowed: 6.340%    Over by: +0.110%"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the interest rate test. The loan has an interest rate (6.125%) that does not conform to the requirements (5.250%) for the lender's license type in the PA state."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: 6.450% Allowed: 6.340% Over by: +0.110%"	* ComplianceEase State Regulations Test Failed (Lvl 1) "***CLEARED*** Verified the lender is licensed as a Mortgage Lender and has been since xx/xx/2010 per NMLS."
																																																																																									* Intent to Proceed Missing (Lvl 1) "The Borrower's Intent to proceed is missing in loan file."	Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95798405	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,667.66	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$340.23	4.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	38.153%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on XX/XX/XXXXand was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX, with MERS as nominee for xx.xx, xx, recorded with the xx/xx/xx# xx XXXX /XXXX.

xx chain of assignments found. xx unable to determine last assignee.

xx active liens and judgments have been found against borrower and property.

XXXX xx of Xnd installment  has been due on  xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX , the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX , the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: MI xx: xx: $34.00 |---| |----| xx: NA xx: xx:
xx: xx: 0000000000000000000   xx: 000000000000   xx:    xx %:    xx: 0000000000000000   xx: xx:
xx: xx: 0000000000000000000 xx: 000000000000 xx: xx %: xx: 0000000000000000 xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "Appraisal subject to not completed as required. Loan funded 06.21.2019 - no inspection completed." Supporting Document to validate the issue is missing from the loan documents.

Resolved per xx's Mails."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2019 and the loan closed on xx/xx/2019. No lock extension found."		* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 1) "Loan is older than one year. (Purchase)"	Minimal	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29832942	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,526.56	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,944.20	3.875%	300	xx	xx	Conventional	Fixed	Cash Out	70.205%	70.205%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	775	759	49.817%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx.xx xx., recorded with the xx#xx.

xx chain of assignments found. xx unable to determine last assignee.

xx active liens and judgments have been found against borrower and property.
XXXX xx of Xth installment has been due on xx/xx/XXXX in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.

xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: 0000000000000000000 xx: 500 |---| |----| xx: xx: xx: xx: xx: 0000000000000000000 xx: 0005 xx: xx %: xx: xx: xx: xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "1. This loan failed the initial closing disclosure delivery date test due to initial closing disclosure delivery date is less than six business days before the consummation date, or closing / settlement date. Initial CD dated xx/xx/2019 does not reflect a signature; therefore revised loan estimate method of delivery is marked as Mail and used date as xx/xx/2019. The document tracking disclosure was not located.

2. Loan failed the QM DTI Threshold due to a DTI of 49.817%."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "seller tape reflects the following issue, "As per re-pulled credit report dated xx/xx/2019, additional debt from xx was obtained on 8/19 that is prior to closing (xx/xx/2019) with monthly payment of $447 and balance of $15669 due to which the DTI is increasing from 50.00% to 54.91% and breaching 3% tolerance along with 50%DTI threshold. supporting document to validate the issue from the loan documents"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Undisclosed debt to XX would push LP DTI to 54.91% DTI; seller repurchase over this related issue."	* Missing or error on the Rate Lock Document (Lvl 1) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71985179	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,850.69	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$906.35	4.125%	180	xx	xx	Conventional	Fixed	Cash Out	62.726%	62.726%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	695	647	42.712%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# RP-XXXX-xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.xx, xx.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx combined annual taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx review of collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination. xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx are no comments found related to the subject property condition.
xx time of origination xx is working in xx unable to determine the job type from X year.

xx:xx:xx	xx	xx: xx #2 xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: 000000000000000   xx: 000000000000   xx:    xx %:    xx: xx payment history string 000000000000000.   xx: xx:
xx: xx: 000000000000000 xx: 000000000000 xx: xx %: xx: xx payment history string reversed 000000000000000. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date.

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2190) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2019). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" sine this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $0.10 on revised PCCD dated xx/xx/2020.
An initial LE dated xx/xx/2019 reflects the Credit Report Fee as $19.00, however, the PCCD reflected it as $19.10. There is a total fee increased of $0.10 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $44,334.99. The disclosed finance charge of $44,282.99 is not considered accurate for purposes of rescission because it is understated by more than $35.

2. This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $0.10 on revised PCCD dated xx/xx/2020.
																																																																																							An initial LE dated xx/xx/2019 reflects the Credit Report Fee as $19.00, however, the PCCD reflected it as $19.10. There is a total fee increased of $0.10 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The borrower’s income is not considered for DTI calculations since the Co-borrower was not employed at the time of closing and after excluding that income would cause income to be zero and DTI unable to be calculated."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71450590	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,348.87	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,017.70	3.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	756	Not Applicable	42.155%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx. and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed, no latest assignment has been found.
xx are no active liens and judgments found against the borrower.
xx for the year XXXX are paid in the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX the last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXXX. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing.
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX the last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXXX. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy.
xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

																																																																																	xx:xx:xx	xx		xx: xx: 000000000000000 xx: 00000000000 |---| |----| xx: NA xx: xx: xx: xx: 000000000000000 xx: 00000000000 xx: xx %: xx: NA xx: xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "BWR was not employed at closing so unable to calc DTI. Potential misrepresentation as was not employed for over 2 mos. prior to closing."	* DSCR is less than 1.00 (Lvl 1) "DSCR is Less than 1.00"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38131862	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,119.18	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,713.53	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	69.943%	69.943%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Secondary	Yes	Yes	Yes	692	Not Applicable	81.797%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx.xx, xx which was recorded on xx/xx/XXXX under xx# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx active judgments or lien have been found against the borrower or subject property.

xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx the time of loan origination borrower was owner of “xx” since XXX months.
xx:xx:xx	xx	xx: xx: 000000000 xx: 00000000 |---| |----| xx: updated as per review of available docs. xx: xx:
xx: xx: 000000000   xx: 00000000   xx:    xx %:    xx: updated as per review of available docs.   xx: xx:
xx: xx of xx: xx (GSE definition) xx: xx - xx: xx %: xx: updated as per review of available docs. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 61.256%, the Borrower income was $9641.97 and total expenses are in the amount of $5906.25 and the loan was underwritten by AUS/DU (Locator# XX - loan file.pdf Page#76) and its recommendation is "Approve/Eligible" with a DTI of 47.64%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation due to a Lender Credit Decrease on LE dated xx/xx/2020. Initial LE dated xx/xx/2020 reflects a Non-Specific Lender Credit of $555.00, however, CD dated xx/xx/2020 reflects the Non-Specific Lender Credit at $555.00.  This is a Lender Credit decrease of $555.00 which is considered a Zero Tolerance amount."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Missing valid COC for a fee addition on Revised LE dated xx/xx/2020. Initial LE dated xx/xx/2020 reflects Loan Discount fee of $0.00, however, Final CD dated xx/xx/2020 reflects a Loan Discount Fee of $2042.00. This is a fee increase of $2042.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. A valid COC is required to set baseline fee.

TRID fee violation for $397.00 due to fee increase greater than a 10% increase in “creditor's provider fees” in Section B for a Releases Recording Fee ($500.00 ). Valid COC required to clear violation."
																																																																																							* DTI > 60% (Lvl 3) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 61.256%, the Borrower income was $9641.97 and total expenses are in the amount of $5906.25 and the loan was underwritten by AUS/DU (Locator# 400429914 Felipe - loan file.pdf Page#76) and its recommendation is "Approve/Eligible" with a DTI of 47.64%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Approval DTI 47% incorrect as did not properly account for auto loan; DTI should be 61%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35296828	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$816.67	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$817.29	4.750%	360	xx	xx	Conventional	Fixed	Cash Out	74.607%	74.607%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	646	727	45.178%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx.xx, xx which was recorded on xx/xx/XXXX under xx# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.xx, xx.

xx is one xx against the name of borrower in the total amount of $X,XXX.XX in favor of xx . which was recorded on xx/xx/XXXX.

xx subject mortgage is at second lien position as there is one xx against the subject property in the total amount of $XX,XXX.XX which was recorded on xx/xx/XXXX in favor of xx. xx subject property is located in xx of xx which is xx. xx subject property can be getting foreclosed due to above unpaid lien. xx can be cured by paying off the above unpaid lien with late charge and fees.

xx annual xx for XXXX have been paid in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx” at “xx of xx and xx” for XXX months.

xx:xx:xx	xx	xx: xx: 00000000 xx: 000000000 |---| |----| xx: updated as per review of available docs. xx: xx:
xx: xx: 00000000   xx: 000000000   xx:    xx %:    xx: updated as per review of available docs.   xx: xx:
xx: xx of xx: xx (GSE definition) xx: xx - xx: xx %: xx: updated as per review of available docs. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.178%, the Borrower income was $9641.97 and total expenses are in the amount of $1165.30 and the loan was underwritten by AUS/DU (Locator# XX loan file.pdf Page#41) and its recommendation is "Caution" with a DTI of 45%."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to a fee addition on Revised LE dated xx/xx/2020. The Revised LE shows an added fee of $70.00 which did not appear on previous LEs. This is a fee increase of $70.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Required Documentation Missing or Incomplete  (Lvl 3)     "Missing document tracking information for Initial CD dated xx/xx/2020.

																																																																																							Missing document tracking information for Revised LE dated xx/xx/2020."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by 0.096%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
106093	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$8,690.30	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$973.27	3.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	39.056%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx’ in the amount of $XXX,XXX.XX in favor of ‘xx. xx. xx.’. xx mortgage is not recorded.
xx are X state tax liens against the subject borrower in the total amount of $X,XXX.XX in the favor of ‘xx of xx’ which was recorded on prior to subject mortgage.
xx prior delinquent taxes have been found.
xx county taxes for XXXX (Xst installment) have been paid off in the amount of $X,XXX.XX.
xx county taxes for XXXX (Xnd installment) are due in the amount of $X,XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided tape data of payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx - servicing notes_XXXXXXXXX.pdf

xx first payment date is xx/xx/XXXX. xx provided tape data of payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx loan has not been modified since origination.
xx evidences have been found regarding foreclosure proceedings or xx filing.
xx time of origination borrower was working as ‘xx’ at “xx” for X years.
xx visible damages are found in available collection comments.

xx:xx:xx	xx	Final Title Policy Missing or error on the Rate Lock	xx: MI xx: xx: $100.04 |---| |----| xx: NA xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject mortgage not recorded, may be investment property. May also be contract for deed arrangement based on lack of recording and investment misrepresentation."	* Loan does not conform to program guidelines (Lvl 3) "Comments from Bank Tape:- OCCUPANCY - The subject's occupancy was falsely represented. The subject loan was delivered to Freddie Mac as an owner-occupied transaction: The settlement statement provided in the loan file, indicates a credit applied to the buyer as follows; security deposit for units 1-2 in the amount of $2200; last month's and July rent credit for units 1-3 in the amount of $4426. The subject loan is not acceptable as a manually underwritten loan due to: max LTV (loan to value), on a 2-4- unit investment property is 75% and the current LTV is 95%. Due to the false representation, the LPA Findings is invalidated."
																																																																																							* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "A copy of the Final Title policy is missing in loan documents."		* Missing or error on the Rate Lock Document (Lvl 1) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9382250	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,338.84	12/13/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$419.98	4.750%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	Not Applicable	20.381%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx and xx’ in the amount of $XX,XXX.XX in favor of ‘xx. xx. xx.’ which was recorded on xx/xx/XXXX under xx# xx XXX /XXX.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx. xx. xx’.
xx active judgments/liens have been found against the subject property/owner.
xx prior delinquent taxes have been found.
xx county taxes for XXXX-XXXX (Xst installment) have been paid off in the amount of $XXX.XX.
xx county taxes for XXXX-XXXX (Xnd installment) are due in the amount of $XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided tape data of payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX	xx:xx:
xx
xx first payment date is xx/xx/XXXX. xx provided tape data of payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX
xx loan has not been modified since origination.
xx evidences have been found regarding foreclosure proceedings or xx filing.
xx time of origination borrower was working as ‘xx at “xx” for X years.
xx visible damages are found in available collection comments.

xx:xx:xx	xx	xx: MI xx: xx: $42.94 |---| |----| xx: xx: xx:
xx: xx-xx DTI per 1003   xx: 20.381%   xx: 19.857%   xx: 0.524%   xx %: 0.xx%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 17.866% xx: 17.343% xx: 0.523% xx %: 0.xx% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $78,585.73. The disclosed finance charge of $78,236.21 is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.472%      Allowed: 4.740%   Over by: +0.732%"
																																																																																							* Misrepresentation of Employment (Lvl 3) "Loan Missing FTHB Education Cert. Borrower Unresponsive to requests."			Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24360901	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$257.23	2.875%	360	xx	xx	Conventional	Fixed	Refinance	67.391%	67.391%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	649	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx recorded copy of subject mortgage is available in the loan file (xx) shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX in favor of xx.xx, xx, which was recorded on xx/xx/XXXX with instrument# xx.
xx title report dated xx/xx/XXXX shows that there is an active mortgage prior to subject mortgage has been found. xx was originated on xx/xx/XXXX with xx and xx.xx, xx xx, in the amount of $XX,XXX. xx mortgage was recorded on xx/xx/XXXX with the instrument # xx.
xx updated title does not contain subject mortgage details.
xx current ownership is vested in the name of xx (borrower).
xx review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX, in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XX,XXX.XX. xx P&I is $XXX.XX and PITI is $XXX.XX, with the interest rate of X.XXX%.

xx:xx review of comment history shows that the borrower is current with the loan. xx property is owner occupied. xx damage or repair to the property has been found. xx last payment was received on xx/xx/XXXX, in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XX,XXX.XX. xx P&I is $XXX.XX and PITI is $XXX.XX, with the interest rate of X.XXX%.
xx:xx:xx	xx	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| 2 (xx) |----| xx: xx discrepancies. xx: xx:
xx: xx: 000000   xx: 00000   xx:    xx %:    xx: pay history string is 000000   xx: xx:
xx: xx: 000000   xx: 00000   xx:    xx %:    xx: pay history string is 000000.   xx: xx:
xx: xx-xx DTI per 1003   xx: 10.713%   xx: 11.306%   xx: -0.593%   xx %: -0.xx%   xx: xx discrepancies.   xx: xx:
xx: xx-xx per 1003   xx: 9.442%   xx: 8.921%   xx: 0.521%   xx %: 0.xx%   xx: xx discrepancies.   xx: xx:
xx: xx of xx: xx-xx: xx in xx/xx: xx %: xx: xx discrepancies. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape is showing below issue: Loan closed w/ ineligible LP - unable to obtain approval due to recent Foreclosure in 2017 not meeting Derogatory Credit Event Seasoning. However, At the time of our review and based on the documents in file, we are unable to match the seller defect and have made the decision to escalate this for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan fails for Post Close CD delivery date of xx/xx/2020, for correction of a clerical error, which is more than 60 days after Consummation date xx/xx/2020."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Loan fails for Post Close CD delivery date of xx/xx/2020, for correction of a clerical error, which is more than 60 days after Consummation date xx/xx/2020."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26777836	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,398.05	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$644.43	2.875%	360	xx	xx	Conventional	Fixed	Refinance	57.527%	57.527%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	799	Not Applicable	21.659%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx” for the amount of $XXX,XXX.XX.
xx is an active mortgage prior to the subject xx, in the favor ofXX recorded on xx/xx/XXXX for the amount of $XX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at the xx as xx from XX.XX years.

xx:xx:xx	xx	Appraisal (Incomplete)	xx: xx: 0000 xx: 00000 |---| |----| xx: xx: xx: xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Per Tape data appraisal is reviewed after closing however, it is missing in the loan file."
																																																																																							* Missing Required Disclosures (Lvl 3) "Missing Signed Escrow Waiver. Borrower waived escrows."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58487992	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,982.08	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$549.08	2.750%	360	xx	xx	Conventional	Fixed	Refinance	58.478%	58.478%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.667%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the mortgage was originated on xx/xx/XXXX with xx and xx (borrower) and (lender) xx, in the amount of $XXX,XXX. xx subject mortgage was recorded on xx/xx/XXXX with the instrument # DXXXXXXXXX. xx annual installments of county taxes for the year XXXX have been paid in the amount of $XXXX.XX. xx current ownership is vested in the name of xx and xx (borrower).

xx review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX, in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XXX,XXX. xx P&I is $XXX.XX and PITI is $XXX.XX, with the interest rate of X.XX%.	xx:xx review of comment history shows that the borrower is current with the loan.

xx property is owner occupied. xx damage or repair to the property has been found. xx last payment was received on xx/xx/XXXX, in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XXX,XXX. xx P&I is $XXX.XX and PITI is $XXX.XX, with the interest rate of X.XX%.

																																																																																	xx:xx:xx	xx	Appraisal (Incomplete)		3: Curable		* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Per tape data, appraisal is reviewed after closing, however it is missing in the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18801787	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,757.96	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$991.59	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	54.318%	54.318%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.668%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx.com, xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at the xx A xx as xx-xx from X.XX years.

xx:xx:xx	xx	Origination Appraisal	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to a Lender Credit Decrease on CD Dated xx/xx/2020. LE dated xx/xx/2020 reflects a Non-Specific Lender Credit of $550.00; however, Initial CD dated xx/xx/2020 reflects the Non-Specific lender credit at $0.00. This is a lender Credit decrease of $550.00 which is considered a Zero Tolerance amount."
* Missing Appraisal (Lvl 3)     "As per tape "TX A6 closed w/PIW (no appraisal). TX A6 not eligible for PIW - appraisal dated after Note date"."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81490060	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$3,309.61	$5,803.18	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,283.99	2.625%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	24.154%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the mortgage was originated on xx/xx/XXXX with xx (borrower) and (lender) xx.xx, xx., in the amount of $XXX,XXX. xx subject mortgage was recorded on xx/xx/XXXX with the instrument # xx.

xx prior mortgage was originated on xx/xx/XXXX with xx P. xx & xx and (lender) xx, xx & xx, in the amount of $XXX,XXX. xx mortgage was recorded on xx/xx/XXXX with the instrument # xx. xx release or satisfaction has been found.

xx first installments of county taxes for the year XXXX-XXXX have been paid in the amount of $XXXX.XX. xx second installments of county taxes for the year XXXX-XXXX are delinquent in the amount of $XXXX.XX for the due date of xx/xx/XXXX.
xx first installments of other taxes for the year XXXX-XXXX are delinquent in the amount of $XXX.XX for the due date of xx/xx/XXXX.
xx second installments of other taxes for the year XXXX-XXXX are due in the amount of $XXX.XX for the due date of xx/xx/XXXX.
xx current ownership is vested in the name of xx M xx and xx G xx (borrower).
xx review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX, in the amount of $X,XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XXX,XXX.XX. xx P&I is $X,XXX.XX and PITI is $X,XXX.XX, with the interest rate of X.XXX%.	xx:xx review of comment history shows that the borrower is current with the loan.

xx property is owner occupied. xx damage or repair to the property has been found.
xx last payment was received on xx/xx/XXXX, in the amount of $X,XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XXX,XXX.XX. xx P&I is $X,XXX.XX and PITI is $X,XXX.XX, with the interest rate of X.XXX%.

xx:xx:xx	xx	xx: MI xx: MGIC xx: xx |---| |----| xx: xx per document xx: xx: xx: xx: 0000 xx: 000 xx: xx %: xx: xx pay history string is 0000. xx: xx:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. According to the appraisal report located at “xx” dated xx/xx/2020, the subject property type is manufacture home. However, the Affidavit of Affixation is available in the loan file (xx). However, the document is not executed. The tax certificate attached with updated title report dated xx/xx/2021 shows the separate assessment for land and improvement.
																																																																																						The final title policy is missing. Also, the VIN# is not available in the legal description of the recorded mortgage. Hence, it is unable to determine whether the home has been attached to the permanent foundation."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5156894	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,770.21	$1,770.21	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,399.64	2.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.673%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found; however, the current assignment is with the lender MERS as nominee for xx.xx, xx.
xx active liens and judgments have been found against the borrower and the property.
xx first installment combined taxes for the year XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx second installment combined taxes for the year XXXX are delinquent on xx/xx/XXXX in the amount of $X,XXX.XX and they were good through on xx/xx/XXXX.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.

xx:xx to the review of the servicing comments, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available X months of servicing comments. xx damage pertaining to the subject property has been found.
xx, the borrower is working at xx as a xx, P&D-xx OP from XX  months.

xx:xx:xx	xx	xx: xx: 000 xx: 0000 |---| |----| xx: xx payment history string reversed is 000. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as "Mail" and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the
																																																																																							consummation date. hence Provide missing document tracking information for Initial CD dated xx/xx/2020."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The post-consummation reason for redisclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22640445	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,638.90	12/21/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,187.76	2.875%	180	xx	xx	Conventional	Fixed	Refinance	77.455%	77.455%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.491%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx.com, xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at the xx  xx from X.X years.

xx:xx:xx	xx	Origination Appraisal	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, " TX A6 closed w/PIW (no appraisal). TX A6 not eligible for PIW- appraisal dated after Note date". Appraisal report is missing from the loan documents. Transmittal summary reflects PIW was done, however, PIW disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. Transmittal summary reflects PIW was done, however, PIW disclosure signed by the borrower is missing from the loan documents. Also, subject loans Taxes A6 Home Equity refinance and hence PIW is not eligible on these loans."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52896389	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,359.89	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,149.51	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	53.529%	53.529%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	20.817%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX with the instrument #xx in the amount of $XXX,XXX.XX with xx.xx, xx.
xx chain of assignment has been completed. xx, the mortgage is with xx.xx, xx.
xx active liens and judgments against the borrower/property.
xx annual tax for the year XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is currently performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unavailable.
xx latest servicing comment has been found to determine the current occupancy and condition of the subject property. xx damage or repairs have been found.
xx per the final XXXX the borrower is a self-employed as an xx at the xx and xx,  from XX years.

xx:xx:xx	xx	xx: xx: 00 xx: 000 |---| |----| xx: xx history string is 00. xx: xx:
xx: xx: 00   xx: 0000   xx:    xx %:    xx: xx history string reversed is 00.   xx: xx:
xx: xx of xx: xx in xx/xx: xx - xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	3: Curable		* Does not match the Appraisal Report (Lvl 3) "TX A6 Closed w/PIW (no appraisal). TX A6 not eligible for PIW-appraisal dated after Note date."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93702556	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,272.87	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$832.76	2.375%	180	xx	xx	Conventional	Fixed	Refinance	67.742%	67.742%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	30.647%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx W. xx and xx J. xx’ in the amount of $XXX,XXX.XX in favor of ‘xx.com xx’. xx chain of assignment has been completed as the mortgage is currently with ‘xx.com xx’. xx active judgments/liens have been found against the subject property/owner. xx prior delinquent taxes have been found. xx combined taxes for XXXX are paid off in the amount of $X,XXX.XX. xx school taxes for XXXX are paid off in the amount of $X,XXX.XX.	xx first payment date is xx/xx/XXXX. xx payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx first payment was not received for first due date xx/xx/XXXX. xx current interest rate of X.XXX% and P&I $XXX.XX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx: xx xx first payment date is xx/xx/XXXX. xx payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx first payment was not received for first due date xx/xx/XXXX. xx current interest rate of X.XXX% and P&I $XXX.XX. xx payment history reflects current unpaid principal balance is in the amount of $XX. xx loan has not been modified since origination. xx time of origination borrower was working as ‘xx’ at “xx ” for X years and XX months. xx evidences have been found regarding foreclosure proceedings or xx filing. xx visible damages are found in available collection comments.
xx:xx:xx	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Closing Disclosure dated xx/xx/2020 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
* ComplianceEase TILA Test Failed (Lvl 3)     "Closing Disclosure dated xx/xx/2020 does not reflect a signature and the document tracking disclosure was not located.  Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID.  Document tracker is required to ensure timing and clear timing fail."
* Does not match the Appraisal Report (Lvl 3)     "TX A6 Closed w/PIW (no appraisal). TX A6 not eligible for PIW-Appraisal dated after note date."
																																																																																							* LE/CD Issue date test Fail (Lvl 3) "Closing Disclosure dated xx/xx/2021 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46826885	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,650.16	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$442.12	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	45.652%	45.652%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	28.602%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX. xx chain of assignment has been found; however, the current assignment is with the lender MERS as nominee for xx.xx, xx. xx is an active prior mortgage against the subject property in the favor of xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX. xx active liens and judgments have been found against the borrower and the property. xx combined taxes for the year XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX. xx prior years delinquent taxes have been found.	xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX. xx modification, forbearance details are available in recent collections comments. xx foreclosure activity has been found. xx information pertaining to bankruptcy has been found. xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found. xx, the borrower is working at xx as a xx from XXX months.
xx:xx:xx	xx	Origination Appraisal	xx: xx: 00 xx: 000 |---| |----| xx: xx payment history string is 00. xx: xx: xx: xx: 00 xx: 0000 xx: xx %: xx: xx payment history string reversed is 00. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "***Duplicate Finding***
TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 reflects Credit report Fee at $20.00. However, Initial CD dated xx/xx/2020 Credit report Fee at $20.36. This is the increase of $0.36 for charges that cannot increase 0% tolerance test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "ComplianceEase risk indicator is moderate due to loan failed TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 reflects Credit report Fee at $20.00. However, Initial CD dated xx/xx/2020 Credit report Fee at $20.36. This is the increase of $0.36 for charges that cannot increase 0% tolerance test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 reflects Credit report Fee at $20.00. However, Initial CD dated xx/xx/2020 Credit report Fee at $20.36. This is the increase of $0.36 for charges that cannot increase 0% tolerance test."
* Loan does not conform to program guidelines (Lvl 3)     "TX A6 Closed w/ PIW (no appraisal). TX A6 not eligible for PIW- Appraisal date after note date."
																																																																																							* Missing Appraisal (Lvl 3) "Final Appraisal documents missing from the loan files."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70923736	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,601.21	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$830.77	2.625%	180	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	24.143%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found; however, the current assignment is with the lender MERS as nominee for xx.xx, xx.
xx are five prior judgments against the borrowers which are as follows.
xx is an active credit card judgment against the borrower xx M xx in the favor of the xx xx for the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx is an active hospital judgment against the borrower xx in the favor of xx DDS for the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx is an active credit card judgment against the borrower xx in the favor of the xx of WI xx for the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx is an active hospital judgment against the borrower xx in the favor of xx for the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx is an active credit card judgment against the borrower xx in the favor of the xx of xx, xx for the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx is a judgment (xx/xx lien) against the borrower name xx in the favor of the xx of xx for the amount of $X,XXX.XX which was recorded on xx/xx/XXXX; however, the property address on the document is not matched with the subject property address.
xx combined taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X.XXX.XX.
xx prior years delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.

xx:xx to the review of the servicing comments, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.
xx, the borrower is working at xx of xx as a xx from XXX months.

xx:xx:xx	xx	Origination Appraisal	xx: xx: xx: $xx |---| |----| xx: xx report is missing. xx: xx:
xx: xx CLTV xx: xx: 72.647%   xx:    xx %:    xx: xx report is missing.   xx: xx:
xx: xx LTV (OLTV)   xx: xx: 72.647%   xx:    xx %:    xx: xx report is missing.   xx: xx:
xx: xx: 000   xx: 0000   xx:    xx %:    xx: xx payment history string is 000.   xx: xx:
xx: xx: 000 xx: 00000 xx: xx %: xx: xx payment history string reversed is 000. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $28,114.86 Calculated Finance Charge $29,992.36 for an under disclosed amount of $1,877.50 Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "APR test Fail APR ratio 2.853% and Calculated Threshold test APR 3.083%"
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $28,114.86 Calculated Finance Charge $29,992.36 for an under disclosed amount of $1,877.50  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Revised LE#1 dated xx/xx/2020 does not reflects Lender Broker Fee. However, Initial CD dated xx/xx/2020 reflects Lender Broker Fee at $1,852.50 This is fee increase of $1,852.50 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Missing appraisal. Loan Closed w/ Incorrect loan purpose, no cash out. Transaction is cash-out-upon AUS Correction, PIW was lost."
																																																																																							* Missing Appraisal (Lvl 3) "Final Appraisal documents missing from the loan files."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69254385	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$449.95	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$754.40	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	93.333%	93.333%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.686%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender xx.xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found; however, the current assignment is with the lender xx.xx, xx
xx is an active prior judgment against the borrower xx A. xx in the favor of xx, xx which was recorded on xx/xx/XXXX. xx judgment was listed at the time of serach. xx, the judgment amount is not available.
xx is an active prior mortgage against the subject property in the favor of xx, NA for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx combined taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx prior years delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.

xx:xx to the review of the servicing comments, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.
xx, the borrower is retired from XX months.

xx:xx:xx	xx	Hazard Insurance	xx: MI xx: xx: xx |---| |----| xx: NA xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: $79.80   xx:    xx %:    xx:    xx: xx:
xx: xx: 000   xx: 0000   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: 42.686%   xx: 44.193%   xx: -1.507%   xx %: -1.xx%   xx: NA   xx: xx:
xx: xx-xx per 1003 xx: 20.893% xx: 22.400% xx: -1.507% xx %: -1.xx% xx: NA xx: xx:	3: Curable	* Appraisal dated after closing (Lvl 3) "Appraisal date after closing date."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Revised LE#3 dated xx/xx/2020 reflect Credit report Fee at $20.00. However Initial CD dated xx/xx/2020 Credit report Fee at $20.36. This is increased of $0.36 and Valid COC is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Revised LE#3 dated xx/xx/2020 reflect Credit report Fee at $20.00. However Initial CD dated xx/xx/2020 Credit report Fee at $20.36. This is increased of $0.36 and Valid COC is missing from the loan files."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Revised LE#3 dated xx/xx/2020 reflect Credit report Fee at $20.00. However Initial CD dated xx/xx/2020 Credit report Fee at $20.36. This is increased of $0.36 and Valid COC is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "Loan originated as VA and flipped to conventional. Closed w/ VA appraisal. Upon receipt of conventional appraisal, Value was not supported and LTV now exceeds max allowed for cash out. Note: SSR required conventional and not on VA Appraisal"
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard Insurance missing from the loan files."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33418696	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$588.82	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$475.05	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	65.429%	65.429%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	804	Not Applicable	26.698%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of loan files, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee forXX in the amount of $XXX,XXX.XX. xx is no recorded copy of subject mortgage in the updated title report; however, there is an unrecorded copy of mortgage in the loan file at (xx).

xx active judgments or liens have been found against the borrower/subject property.

xx combined annual installment taxes for the year XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx first due date for payment is xx/xx/XXXX. xx current P&I is in the amount of $XXh interest rate of X.XXX%. xx current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx first due date for payment is xx/xx/XXXX. xx current P&I is in the amount of $XXh interest rate of X.XXX%. xx current UPB reflected is in the amount of $XX. xx reason for default is unable to determine. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx comments have been found regarding the subject property condition. xx, the borrower is working at xx as xx from X year and X months.
																																																																																	xx:xx:xx	xx		xx: xx of xx per HUD-1 xx: xx: xx |---| |----| xx: xx: xx:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20927873	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,925.15	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$973.92	2.125%	180	xx	xx	Conventional	Fixed	Refinance	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	800	798	13.274%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.com, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX with xx. xx is no chain of assignment as the subject mortgage is with the original lender. xx is a senior mortgage that originated on xx/xx/XXXX with lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX. xx combined annual installment taxes for the year XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX current UPB reflected is in the amount of $XX. xx reason for default is unable to determine. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx comments have been found regarding the subject property condition. xx, the borrower is working at xx of xx as xx from XX years and X months.
xx:xx:xx	xx	Missing or error on the Rate Lock Origination Appraisal	xx: xx: 00 xx: 000 |---| |----| xx: xx: xx:
xx: xx: 00   xx: 0000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx per 1003   xx: 10.774%   xx: 10.001%   xx: 0.773%   xx %: 0.xx%   xx:    xx: xx:
xx: xx of xx: xx (GSE definition) xx: xx in xx/xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "ComplianceEase risk indicator is Elevated due to loan failed delivery and timing test for Initial Cd dated xx/xx/2020. Document tracker for Initial CD dated xx/xx/2020 is missing and hence 3 business days were added to the issue date of xx/xx/2020 to get the receipt date of xx/xx/2020 which is less than 3 business days from Consummation date xx/xx/2020."
* Consumer lates exceed guidelines (Lvl 3)     "TX A6 closed w/ PIW (no appraisal). TX A6 not eligible for PIW- appraisal dated after note date. Appraisal is missing from loan document."
* Missing Appraisal (Lvl 3)     "TX A6 closed w/ PIW (no appraisal). TX A6 not eligible for PIW- appraisal dated after note date. Appraisal is missing from loan document."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9839693	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,503.77	12/21/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$790.75	5.625%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	582	Not Applicable	53.754%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX, in the amount of $XXX,XXX.XX and which was recorded on xx/xx/XXXX in the favor of “xx.xx, xx” with the xx/xx# XXXX / XXXX. xx chain of assignment has been completed. xx active judgments or liens have been found. xx property xx for the year of XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX. xx delinquent taxes have been found for the prior year.	xx per the payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX.

xx:xx is in performing status. xx per the payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XX %. xx principal balance reflecting in the payment history is in the amount of $XX. xx foreclosure and bankruptcy activities have been found. xx damage or repairs have been found in the latest servicing comments.
xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A xx: xx:
xx: xx CLTV xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx used for xx: $139,900. xx of xx(a): $0. xx: $137,365. CLTV = 98.188%.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx used for xx: $139,900. xx: $137,365. LTV = 98.188%.   xx: xx:
xx: xx: 00000000000000000000   xx: xx:    xx %:    xx: xx history string is 00000000000000000000.   xx: xx:
xx: xx: 00000000000000000000   xx: xx:    xx %:    xx: xx history string reversed is 00000000000000000000.   xx: xx:
xx: xx-xx DTI per 1003   xx: 53.754%   xx: 49.702%   xx: 4.052%   xx %: 4.05200%   xx: xx per xx data ,xx close DTI is 49.702%.xx documents reflects as 53.754%.   xx: xx:
xx: xx-xx per 1003 xx: 27.429% xx: 23.377% xx: 4.052% xx %: 4.05200% xx: xx per xx data ,xx close DTI is 23.377%.xx documents reflects as 27.429%. xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Seller Tape Reflects the Following Issues, "Missing Borrower items and Builder Doc",Supporting Document to validate the issue is missing from the loan file. Subject property was not complete at closing. File show 98% and the amount to cure is roughly estimated to be less than $5K. No completion cert in file. Elevated for client review."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.754% as the Borrower income was $4,550.00 and total expenses are in the amount of $2,445.82."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.768%) is exceeded APOR (5.620%) by 1.148%. The APR threshold is 5.620% and the subject loan is escrowed one.  Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 6.768%    Allowed: 5.620%    Over by: +1.148%  This loan has also failed FHA QM Safe Harbor Test.  Charged: 6.768%    Allowed: 6.120%    Over by: +0.648%"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan has failed NC Rate Spread Home Loan Test.  This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.  and This loan has failed Bona Fide Discount Points Test.  The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows MERS Registration Fee at $0.00 and Transfer Taxes at $0.00, however Final CD dated xx/xx/2019 shows MERS Registration Fee at $11.95 and Transfer Taxes at $280.00. This is a fee increase of $292.05 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.    Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.768%      Allowed: 5.620%     Over by: +1.148%"
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed Document is missing from the loan file."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance Certificate is missing from loan file."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22284351	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,861.33	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,347.65	4.250%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	637	Not Applicable	44.620%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX, in the amount of $XXX,XXX.XX and which was recorded on xx/xx/XXXX in the favor of “xx.xx, xx” with the xx. xx chain of assignment has been completed. xx active judgments or liens have been found. xx property taxes for the year XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX. xx delinquent taxes have been found for the prior year.	xx per the payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX.	xx:xx is currently in well performing status. xx per the payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX. xx foreclosure and bankruptcy activities have been found. xx property is currently in good condition and occupied by owner. xx damage reported to the property.
xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx. updated as per review. xx: xx:
xx: xx CLTV xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: xx. updated as per review.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: xx. updated as per review.   xx: xx:
xx: xx: 00000000000000000000   xx: 000000000000   xx:    xx %:    xx: xx. updated as per review.   xx: xx:
xx: xx: 00000000000000000000 xx: 000000000000 xx: xx %: xx: xx. updated as per review. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Points - Loan Discount Fee at $2,227.00 and Credit Report Fee at $19.00, however Final CD dated xx/xx/2019 shows Points - Loan Discount Fee at $2,569.61 and Credit Report Fee at $25.80. This is a fee increase of $349.41 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Missing signed termite,vom/vor."	* MI, FHA or MIC missing and required (Lvl 2) "The loan was originated on xx/xx/2019 as FHA. However, required MI Certificate is missing from the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24798585	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,995.79	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,321.93	4.000%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Unavailable	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	612	Not Applicable	47.026%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx. xx, xx. with xx#xx.

xx chain of assignment has been completed; currently the assignment is with originated lender MERS as nominee for xx. xx, xx.

xx active judgments or liens have been found against the borrower.
xx and county taxes of XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the combined amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
 xx reason for default is unable to be determined from the latest servicing comments.
 xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx, the borrower is working at the xx ISD as a xx from X.X years.

xx:xx:xx	xx	Credit Application Initial Escrow Acct Disclosure Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx per the appraisal report, the original CLTV ratio percent is 98.188%.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx per the appraisal report, the original xx LTV is 98.188%.   xx: xx:
xx: xx: 00000000000000   xx: 000000000000   xx:    xx %:    xx: xx per the payment history, the payment history string is 00000000000000.   xx: xx:
xx: xx: 00000000000000 xx: 000000000000 xx: xx %: xx: xx per the payment history, the payment history string reversed is 00000000000000. xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final Application is missing in the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan has failed FHA QM Safe Harbor Test.

Charged  :  5.094%    Allowed  :  5.040%    Over By  :  +0.054%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Points - Loan Discount Fee at $2,406.00, Appraisal Review Fee at $0.00 and Credit Report Fee at $19.00, however Final CD dated xx/xx/2020 shows Points - Loan Discount Fee at $2,406.21, Appraisal Review Fee at $125.00 and Credit Report Fee at $19.10. This is a fee increase of $125.31 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

Charges That In Total Cannot Increase More Than 10% Test
Comparable Fee amount is $3,188.00  Final Fee amount is $3,706.95 which is greater than $518.95 the difference is grater than 10%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape data reflects the following issue, "Does not meet FHA manual u/w guidelines due to several installment late payments reported in the last 24 months. The borrower has 4x3"."	* MI, FHA or MIC missing and required (Lvl 2) "This loan is FHA. Final CD shows escrow for monthly MI in the amount of $191.22. However, Mortgage insurance is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44162961	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,259.02	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,144.27	2.875%	360	xx	xx	VA	Fixed	Refinance	91.023%	91.023%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	754	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX. xx chain of the assignment has been completed. xx latest assignment is xx, xx., xx for xx which was recorded on xx/xx/XXXX. xx active judgments or liens have been found. Xst installment of combined jurisdiction tax of XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX. Xnd installment of combined jurisdiction tax of XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX. xx reason for default is unable to be determined. xx comments have been found regarding bankruptcy in the latest servicing comments. xx comments have been found regarding foreclosure in the latest servicing comments. xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Origination Appraisal Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx G/L xx MI as is not applicable xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $136,174.21 Calculated Finance Charge $136,674.21 for an under disclosed amount of $500.00 Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 reflect Credit report Fee at $20.00. However Initial CD dated xx/xx/2020 Credit report Fee at $20.36 Valid COC is missing from the loan files."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $136,174.21 Calculated Finance Charge $136,674.21 for an under disclosed amount of $500.00  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 reflect Credit report Fee at $20.00. However Initial CD dated xx/xx/2020 Credit report Fee at $20.36 Valid COC is missing from the loan files."
* Document(s) Required by AUS Missing from Loan file (Lvl 3)     "AUS DU/LP is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "We do not meet seasoning requirements."
* Missing Appraisal (Lvl 3)     "Missing Appraisal report from the loan files."
																																																																																							* Missing Required Disclosures (Lvl 3) "VA Guarantee documents missing from the loan files."	* Transmittal (1008) is Missing (Lvl 2) "Missing Final Transmittal Summary 1008 from the loan files"		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60502765	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,912.96	12/02/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,860.73	3.750%	360	xx	xx	VA	Fixed	Refinance	99.206%	99.206%	Full Documentation	Not Applicable	xx	xx	25.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	52.515%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.com, xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx.com, xx. xx active liens and judgments have been found. xx county taxes of XXXX are paid in the amount of $X,XXX.XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX. xx loan has not been modified once since origination. xx, the borrower is working as xx in marine xx from last XX years. xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.
xx:xx:xx	xx	Hazard Insurance Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: 00000000000000000   xx: 000000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 00000000000000000   xx: 000000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The borrower currently has an outstanding VA loan. The entitlement charged on this loan was $44,560. After deducting the $44,560, we don't have enough entitlement available to support our loan. We are short by $8.959."	* ComplianceEase Exceptions Test Failed (Lvl 3) "***Duplicate finding***
TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2019. Revised LE#4 dated xx/xx/2019 reflect Credit report Fee at $19.00. However Initial CD dated xx/xx/2019 Credit report Fee at $19.10. and also pest inspection added in Initial LE  at $150.00 Valid  COC is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "ComplianceEase risk indicator is Moderate due to loan failed TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2019. Revised LE#4 dated xx/xx/2019 reflect Credit report Fee at $19.00. However Initial CD dated xx/xx/2019 Credit report Fee at $19.10. and also pest inspection added in Initial LE  at $150.00 Valid  COC is missing from the loan files."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2019. Revised LE#4 dated xx/xx/2019 reflect Credit report Fee at $19.00. However Initial CD dated xx/xx/2019 Credit report Fee at $19.10. and also pest inspection added in Initial LE  at $150.00 Valid  COC is missing from the loan files."
* Missing proof of hazard insurance (Lvl 3)     "Hazard Insurance Is Missing From The Loan Documents"
* Missing Required Disclosures (Lvl 3) "VA Guarantee doc is missing from the loan files."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.229%, the Borrower income was $2,898.71 and total expenses are in the amount of $3,215.08 + $2,446.00 and the loan was underwritten by AUS/DU (Locator#XX loan file Page#335) and its recommendation is “Approve/Eligible” with a DTI of 52.229%"
* Settlement date is different from note date (Lvl 2)     "Settlement date as per Final CD is xx/xx/2019. However, Note date is xx/xx/2019."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final Transmittal Summary is missing from the loan files."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88760043	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,398.76	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,646.10	3.000%	360	xx	xx	FHA	Fixed	Refinance	91.624%	91.624%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	698	697	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx.
xx chain of assignment has been completed as currently the assignment is with MERS as nominee for xx.
* xx senior mortgage found opened in the amount of $XXX,XXX.XX originated on xx/xx/XXXX and recorded on xx/xx/XXXX which is in the favor of MERS as nominee for xx, A xx.
xx and xx;
X) xx judgment found pending against the borrower in the amount of $X,XXX.XX recorded on xx/xx/XXXX which is in the favor of xx (USA) N.A.
X) xx judgment found pending against the borrower in the amount of $X,XXX.XX recorded on xx/xx/XXXX which is in the favor of xx.
X) xx support lien found pending against the borrower in the amount of $X.XX recorded on xx/xx/XXXX which is in the favor of xx of xx of xx.
X) xx tax lien found pending against the borrower in the amount of $XX.XX recorded on xx/xx/XXXX which is in the favor of xx, xx of the  xx of xx, xx of xx.
X) xx more state tax liens found pending against the borrower recorded on different dates totaling in the amount of $XXX.XX. xx the liens are in the favor of xx, xx of the xx of xx, xx of xx.
X) xx lien found pending against the borrower in the amount of $X.XX recorded on xx/xx/XXXX which is in the favor of xx of xx of xx services.
X) xx judgment found pending against the borrower in the amount of $X,XXX.XX recored on xx/xx/XXXX which is in the favor of xx-
xx.
xx;
X) Xst installment county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
X) Xnd installment county taxes for the year of XXXX are due for the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found pending.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX.xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.	xx:xx collection comments and payment history shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX.xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.
xx loan has not been modified since origination.
xx application available in the loan file located at (xx ) shows that the borrower was working with xx as a certified xx since X years and X months.
xx subject property is in average condition. xx visible damages or repairs have been observed on the subject property.
xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx CLTV xx: 91.624% xx: 90.048% |---| 1.576% |----| 1.xx% xx: xx: xx: xx: xx LTV (OLTV) xx: 91.624% xx: 90.048% xx: 1.576% xx %: 1.xx% xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Uninsurable for FHA streamline seasoning requirements. Loan is 3 days short of FHA required 6 month seasoning prior to case number assignment."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing in the loan file."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of Service Providers is missing in the loan file."		* MI, FHA or MIC missing and required (Lvl 1) "***********QC to Resolve this exception********** This is uninsured FHA loan, hence resolved."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36954389	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$313.32	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$863.19	3.250%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	Not Applicable	51.036%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx” for the amount of $XXX,XXX.XX.
xx is junior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “xx, xx” for the amount of $X,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx history is available till xx/xx/XXXX show next due date is xx/xx/XXXX. xx payment is received on xx/xx/XXXX for due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX.	xx:xx loan is currently in the performing. xx history is available till xx/xx/XXXX show next due date is xx/xx/XXXX. xx payment is received on xx/xx/XXXX for due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx as a xx from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 73 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 98.189%   xx: 99.936%   xx: -1.747%   xx %: -1.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 51.036% xx: 51.049% xx: -0.013% xx %: -0.01300% xx: xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.036% as the Borrower income was $2,765.25 and total expenses are in the amount of $1,411.27."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.437%) is exceeded APOR (4.350%) by 0.087%. The APR threshold is 4.350% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 4.437%    Allowed: 4.350%    Over by: +0.087%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Loan Origination Fee at $1,949.00, however Final CD dated xx/xx/2020 shows Loan Origination Fee at $1,949.30. This is a fee increase of $0.30 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL  Charged: 4.437%    Allowed: 4.350%    Over by: +0.087%"
* Loan does not conform to program guidelines (Lvl 3)     "This loan has a second lien that was a DPA. There was a discrepancy with the 2nd trust loan amount.   Loan was run with DU.  The credit report was already expired at the time the discrepancy was identified.  A new credit report was pulled in order to correct the AUS.  Credit score dropped from 655 to 635 due to the borrower opening up several new student loans, and credit card payments increased slightly.  Loan is now a refer, and the DTI exceeds the FHA max of 50%.  Loan does not have FHA comp factors for the first to be a manual underwrite.  Although 2 of the 4 student loans may be duplicates, even if that is the case, and the 2 lowest credit card balances were paid off, the DTI is over 50% (50.74%) which is a refer."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan file."		* MI, FHA or MIC missing and required (Lvl 1) "***************QC to resolve this exception************** This is uninsured FHA loan, hence resolved."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68222023	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,270.79	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$652.21	2.875%	360	xx	xx	Conventional	Fixed	Refinance	69.251%	69.251%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	45.742%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx history is missing. xx last payment details are unable to determine. xx unpaid principal balance is reflected in the amount of $XX.	xx:xx loan is currently in the performing. xx history is missing. xx last payment details are unable to determine. xx unpaid principal balance is reflected in the amount of $XX. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed. xx-XX attestation copy is located on “xx - xx.pdf xx#XXX”.
xx, the borrower is working at xx as a xx from X.X years.

xx:xx:xx	xx	xx: xx: xx/xx/2020 xx: xx/xx/2021 |---| -7 (xx) |----| xx: xx original xx date is xx/xx/2020 but the tape shows it as xx/xx/2021. xx: xx: xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: NA xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.74% as the Borrower income was $2,909.66 and total expenses are in the amount of $1,330.96 and the loan was underwritten by AUS/DU (Locator#XX - Shipping.pdf Page#1) and its recommendation is “Approve/Ineligible” and DTI is showing in it as 45.74%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $6.60 on PCCD dated xx/xx/2021.
An initial LE dated xx/xx/2020 reflects the Transfer Taxes Fee as $858.00, however, the PCCD reflected it as $864.60. There is a total fee increased of $6.60 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $6.60 on PCCD dated xx/xx/2021.
An initial LE dated xx/xx/2020 reflects the Transfer Taxes Fee as $858.00, however, the PCCD reflected it as $864.60. There is a total fee increased of $6.60 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the Closing error - the loan amount was increased in a last minute and bumped the DTI over 45% and making the AUS ineligible at the current LTV."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19416586	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$3,773.84	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,700.05	2.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	708	41.233%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx, xx.” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx subject mortgage is at lower lien position as there are multiple notice of assessment liens against the subject property in the favor of state of xx recorded on multiple dates.
xx subject mortgage is at lower lien position as there is notice of special tax lien against the subject property in the favor of xx of xx recorded on xx/xx/XXXX.
xx is senior child support lien against the borrower in the favor of xx of xx, xx of child support services recorded on xx/xx/XXXX.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and are due in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at the xx of xx as an xx II from X.X years.

xx:xx:xx	xx	xx: MI xx: xx: $185.05 |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -1 (xx)   xx %:    xx: xx reflect the date xx/xx/2020.   xx: xx:
xx: xx: 357 xx: 1 xx: 356 xx %: xx.00000% xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date.

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal."

4. This loan failed the revised closing disclosure delivery date test (no waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date (xx/xx/2020) is after the consummation date, or closing / settlement date (xx/xx/2020)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is $228,783.52. The disclosed finance charge of $228,383.52 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA Post-Consummation Revised Closing Disclosure Finance Charge Test. The finance charge is $228,721.46. The disclosed finance charge of $228,266.46 is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge is $228,783.52. The disclosed finance charge of $228,383.52 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA Post-Consummation Revised Closing Disclosure Finance Charge Test. The finance charge is $228,721.46. The disclosed finance charge of $228,266.46 is not considered accurate because it is understated by more than $100."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $201.38 on PCCD dated xx/xx/2020.
An initial LE dated xx/xx/2020 reflects the Transfer Taxes Fee as $713.00, however, the PCCD reflected it as $914.38. There is a total fee increased of $201.38 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan didn't meet FC Seasoning requirements."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55287867	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,844.82	2.875%	360	xx	xx	Conventional	Fixed	Purchase	97.725%	97.725%	Full Documentation	Yes	Other	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	35.646%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx for xx, xx.” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx of xx as a xx from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx 1 xx 1 xx: U.S. xx of xx: U.S. xx of xx |---| |----| xx: xx: xx:
xx: xx: xx-xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 97.725%   xx: 96.244%   xx: 1.481%   xx %: 1.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 97.725%   xx: 96.244%   xx: 1.481%   xx %: 1.xx%   xx:    xx: xx:
xx: xx: 354 xx: 2 xx: 352 xx %: xx.00000% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )

The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:
"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
The revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
The revised loan estimate delivery date is on or after the initial closing disclosure delivery date."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $227,151.71. The disclosed finance charge of $226,952.06 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test is fail. Loan data is $226,952.06 and comparison data is $227,151.71. Hence, the variance is -$199.65."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on Initial CD dated xx/xx/2020.  LE dated xx/xx/2020 reflects a Origination Points at $3,335.00, however, Initial CD dated xx/xx/2020 reflects the Origination Points at $3,386.78.  This is a fee increase of $51.78 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee increase on Final CD dated xx/xx/2020.  LE dated xx/xx/2020 reflects a Transfer Taxes at $3,808.00, however, Final CD dated xx/xx/2020 reflects the Transfer Taxes at $3920.90 out of which $112.90 is Lender paid. This is a fee increase of $112.90 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. ""
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Homebuyer Cert was not obtained. However, as per document located at "Rost Credit closing package-Pg#280" Homebuyer Education certification is not needed as LTV is 95 and financed MI."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14180808	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$334.52	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,015.55	4.875%	360	xx	xx	Conventional	Fixed	Refinance	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	27.324%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx for xx, xx.” for the amount of $XXX,XXX.XX. xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found. xx active liens and judgments have been found against the borrower and subject property. xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX. xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX. xx prior year delinquent taxes have been found.	xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx subject property is unable to determine. xx per the comment dated xx/xx/XXXX, the subject property has FEMA disaster moratorium declared on xx/xx/XXXX for coronavirus diseases that began on xx/xx/XXXX till xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the reason for default is curtailment of income. xx per the comment dated xx/xx/XXXX, the subject property has FEMA disaster moratorium declared on xx/xx/XXXX for xx. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx as a xx from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx 1 xx 1 xx: xx: xx |---| |----| xx: xx: xx:
xx: xx 1 xx 1 xx/xx of xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: $79.96   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx improvement   xx: xx-xx:    xx %:    xx:    xx: xx:
xx: xx: 343 xx: 3 xx: 340 xx %: xx.xx% xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, Value not supported."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55468047	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,600.32	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,710.67	3.125%	240	xx	xx	Conventional	Fixed	Cash Out	68.539%	68.539%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	733	49.259%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx, xx.
xx chain of assignment has been completed as currently the assignment is with MERS as nominee for xx,
xx.
* xx senior mortgage found opened in the amount of $XXX,XXX.XX originated on xx/xx/XXXX and recorded on xx/xx/XXXX with MERS as nominee for xx, xx active judgments or liens have been found pending.
xx;
X) Xst installment combined taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
X) Xnd installment combined taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
X) Xst installment utility charges for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
X) Xnd  installment utility charges for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found pending.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.	xx:xx to payment history the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.
xx to perform covid review as the collection comments are missing
xx application available in the loan file located at (xx) shows that borrower was working with xx in sale department since X years and X months.
xx subject property is in average condition. xx visible damages or repairs have been observed on the subject property.
xx:xx:xx	xx	xx: xx-xx DTI per 1003 xx: 49.259% xx: 48.907% |---| 0.352% |----| 0.xx% xx: xx: xx: xx: xx-xx per 1003 xx: 45.145% xx: 44.822% xx: 0.323% xx %: 0.xx% xx: xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.259% as the Borrower income was $5,,274.69 and total expenses are in the amount of $2,598.28 and the loan was underwritten by AUS/DU (Locator#XX closing credit package.pdf Page#213) and its recommendation is “APPROVE/INELIGIBLE” and DTI is showing in it as 48.91%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $0.25 on final CD dated xx/xx/2021.
The revised LE dated xx/xx/2020 reflects the Loan Discount Fee as $4,956.00, however, the final CD reflected it as $4,956.25. There is a total fee increased of $0.25 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $0.25 on final CD dated xx/xx/2021.
The revised LE dated xx/xx/2020 reflects the Loan Discount Fee as $4,956.00, however, the final CD reflected it as $4,956.25. There is a total fee increased of $0.25 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the agency requires 6 months reserves & the borrower doesn't have this."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61029210	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,478.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$547.66	2.875%	360	xx	xx	Conventional	Fixed	Refinance	91.667%	91.667%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	770	795	19.052%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for MERS - xx.
xx chain of assignment has been completed as currently the assignment is with MERS as nominee for MERS - xx.
xx active judgments or liens have been found pending.
xx;
X) Xst installment county taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
X) Xnd installment county taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found pending.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest is X.XXX% with P&I in the amount of $XXX.XX.	xx:xx to payment history the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest is X.XXX% with P&I in the amount of $XXX.XX.
xx to perform covid review as the collection comments are missing.
xx application available in the loan file located at (xx) does not show employment details of the borrower.
xx:xx:xx	xx	xx: xx 1 xx 1 xx: xx: xx |---| |----| xx: xx: xx:
xx: xx 1 xx 1 xx/xx of xx: xx: xx of xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: $33.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx rate or term   xx: xx-xx:    xx %:    xx:    xx: xx:
xx: xx: 357 xx: 1 xx: 356 xx %: xx.00000% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )
The revised closing disclosure delivery does not require a new waiting period and:
The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as "In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on Initial CD dated xx/xx/2020.  LE dated xx/xx/2020 reflects an Appraisal Fee at $550.00, however, Initial CD dated xx/xx/2020 reflects the  Appraisal Fee at $810.00. This is a fee increase of $260.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, Property type never run correctly at 2 units, and LTV is exceeding 85%. Ineligible on two units."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62668898	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,203.75	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$850.53	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	67.213%	67.213%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	40.848%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx, xx.
xx chain of assignment has been completed as currently the assignment is with MERS as nominee for xx, xx.
xx active judgments or liens have been found pending.
xx;
X) xx county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found pending.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.	xx:xx to payment history the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.
xx to perform covid review as the collection comments are missing.
xx application available in the loan file located at (xx) shows that the borrower is self employed and is working as manager since X years and X months with xx LLC.
xx was not initiated in the loan.
xx has not filed bankruptcy yet.
xx:xx:xx	xx	xx: xx 1 xx 1 xx: xx LLC. xx: xx LLC |---| |----| xx: xx: xx:
xx: xx-xx DTI per 1003   xx: 40.848%   xx: 40.845%   xx: 0.003%   xx %: 0.00300%   xx: xx. xx in tape is rounded off.   xx: xx:
xx: xx-xx per 1003   xx: 18.988%   xx: 18.986%   xx: 0.002%   xx %: 0.00200%   xx: xx. xx in tape is rounded off.   xx: xx:
xx: xx: 359 xx: 3 xx: 356 xx %: xx.xx% xx: xx remaining term as per the xx dated xx/xx/2020 with a xx date of xx/xx/2051 is 359. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "***Duplicate Finding***
Loan failed charges that cannot increase test 0% test. Revised LE dated xx/xx/2020 reflects Points - Loan Discount Fee at $2,306.00. However, Final CD dated xx/xx/2020 reflects Points - Loan Discount Fee at $2306.25. This is an increase of $0.25 for charges that cannot increase 0% test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Revised Loan Estimate Delivery Date and Changed Circumstances Date Test due to Revised LE dated xx/xx/2020 is electronically signed on xx/xx/2020 and COC date for the Revised LE is xx/xx/2020. Document tracker showing Revised LE was delivered within 3 business days from the COC dated xx/xx/2020 is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test 0% test. Revised LE dated xx/xx/2020 reflects Points - Loan Discount Fee at $2,306.00. However, Final CD dated xx/xx/2020 reflects Points - Loan Discount Fee at $2306.25. This is an increase of $0.25 for charges that cannot increase 0% test."
																																																																																							* Income documentation does not meet guidelines (Lvl 3) "Available P&L statements are not within 60 days of Note date."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Seller defect shows repurchase over SE income miscalculation. BWR was approved at 40.85% and with inability to determine impact of income miscalculation we have escalated for client review due to potential ATR issue. Also missing SE P&L statements within 60 days to assist with calculations."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72290935	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,144.52	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,114.12	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	69.900%	69.900%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	35.429%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx, xx. xx chain of assignment has been completed as currently the assignment is with MERS as nominee for xx, xx. xx active judgments or liens have been found pending. xx; X) Xst installment county taxes for the year of XXXX-XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. X) Xnd installment county taxes for the year of XXXX-XXXX are due for the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year delinquent taxes have been found pending.	xx history tape data shows the next due date as xx/xx/XXXX. xx unpaid principal balance according to payment history tape data is in the amount of $XX. xx current interest rate is shown as X.XXX%.	xx:xx to payment history tape data the next due date as xx/xx/XXXX. xx unpaid principal balance according to payment history tape data is in the amount of $XX. xx current interest rate is shown as X.XXX%.
xx to perform covid review as collection comments are missing.
xx application available in the loan file located at (xx ) shows that the borrower was working with J xx since XX years as a xx.
xx was not initiated in the loan.
xx has not filed bankruptcy yet.
xx:xx:xx	xx	xx: xx 1 xx 1 xx/xx of xx: xx: xx |---| |----| xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. 2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $185.50 on PCCD dated xx/xx/2020.  The provided final CD reflects the cumulative Fees in B section increased of 56.962% with the amount of $185.50 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $185.50 on PCCD dated xx/xx/2020. The provided final CD reflects the cumulative Fees in B section increased of 56.962% with the amount of $185.50 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88283647	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,040.20	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,331.93	2.625%	180	xx	xx	Conventional	Fixed	Refinance	39.600%	39.600%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	71.339%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx, xx which was recorded on xx/xx/XXXX under xx# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx subject mortgage is at second lien position as there is an active senior xx against the subject property in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx#xx in favor of xx xx, a xx. xx final CD does not reflect any pay off for above said senior mortgage. xx final title policy is missing from the loan file. xx satisfaction of mortgage has not been found. xx can be cured if satisfaction of mortgage is made and recorded.

xx active judgments or lien have been found against the borrower or subject property.

xx annual combined taxes for XXXX have been paid in the total amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the rate of interest X.XXX% and the P&I is $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the rate of interest X.XXX% and the P&I is $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.

xx the time of loan origination borrower was working as “xx” at “xx of xx” for XXX months.

xx comments are not available hence xx-XX review has not been done.

xx:xx:xx	xx	Origination Appraisal	xx: xx CLTV xx: 39.600% xx: 36.000% |---| 3.600% |----| 3.xx% xx: original CLTv % is 39.60%. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2020   xx: 47 (xx)   xx %:    xx: updated as per doc review.   xx: xx:
xx: xx LTV (OLTV)   xx: 39.600%   xx: 36.000%   xx: 3.600%   xx %: 3.xx%   xx: updated as per doc review.   xx: xx:
xx: xx-xx DTI per 1003   xx: 71.339%   xx: 42.178%   xx: 29.161%   xx %: 29.xx%   xx: post close DTI is 71.339%.   xx: xx:
xx: xx of xx: xx (GSE definition) xx: xx-xx: xx %: xx: updated as per doc review. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 71.339% as the Borrower income was $4,722.00 and total expenses are in the amount of $3,368.93. Seller defect shows a liability not included at closing; including this liability DTI 71%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That In Total Cannot Increase More Than 10% Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That In Total Cannot Increase More Than 10% Test.

Comparable Fee Amount is $1,285.00 and Final Fee Amount is $1,510.00, there is a increase of $225.00 which is greater than 10%."
* DTI > 60% (Lvl 3)     "This loan has a qualified mortgage DTI of 71.339% as the Borrower income was $4,722.00 and total expenses are in the amount of $3,368.93."
* Missing Appraisal (Lvl 3)     "Appraisal Report is missing in the loan file."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2021. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2021. Note date is xx/xx/2021."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92715376	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$98.08	$787.46	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,132.23	8.500%	360	xx	xx	Conventional	Fixed	Cash Out	95.000%	95.000%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	656	Not Applicable	48.686%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX. xx assignment has been found; however, the current assignment is with the lender MERS as nominee for xx. xx is an active prior civil judgment against the borrower xx in the favor of the xx of NC in the amount of $XX.XX which was recorded on xx/xx/XXXX. xx county taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXX.XX. xx personal taxes for the year from XXXX-XXXX have been delinquent on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX respectively total in the amount of $XX.XX and they were good through on xx/xx/XXXX.	xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX. xx modification, forbearance details are available in recent collections comments. xx foreclosure activity has been found. xx information pertaining to bankruptcy has been found. xx subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.
 xx per the final XXXX, the borrower is working at the xx of xx as a xx from XX months.
xx:xx:xx	xx	Missing DU/GUS/AUS Mortgage Insurance	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1462 (xx) |----| xx: xx per the latest PH, the last payment was received on xx/xx/2021. xx: xx:
xx: xx: 000000000000000000000000   xx: 00000000000000000000000   xx:    xx %:    xx: xx payment history string is 000000000000000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: 00000000000000000000000   xx:    xx %:    xx: xx payment history string reversed is 000000000000000000000000000000000000.   xx: xx:
xx: xx-xx DTI per 1003 xx: 48.686% xx: 48.690% xx: -0.004% xx %: -0.00400% xx: xx per 1003 equals $3,284.36. xx subject property PITIA equals $1,259.01. xx other monthly payments $340.00. DTI = 48.686%. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the QM DTI Threshold due to a DTI of 48.686%. DU is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $264,197.32. Calculated Finance Charge is $264,239.89 for an under disclosed amount of $42.57. Reason for Finance Charge under disclosure is unknown."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Missing COC for fee increase & fee addition on CD dated xx/xx/2018.  LE dated xx/xx/2018 reflects a Title Closing Protection Letter (CPL) Fee of $65.00; Lender's Title Insurance Policy Fee of $327.00, however, CD dated xx/xx/2018 reflects the Title Closing Protection Letter (CPL) Fee at $67.76; Lender's Title Insurance Policy Fee of $360.08.  The CD dated xx/xx/2018 shows an added Title-Disbursement Fee of $200.00, Title Endorsement Fee of $42.00, Title-Reimbursement of Title Sexx Fee of $125 which did not appear on previous LE or CDs. This is a cumulative fee increase of $402.84 in Creditor's Providers Fees which exceeds the 10% tolerance for Creditor's Providers fees and a valid COC is required.
Also Missing COC for fee addition on CD dated xx/xx/2018.  The CD dated xx/xx/2018 shows an added Appraisal Management Fee of $150.00 which did not appear on previous LE or CDs.  This is a fee increase of $150.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* MI, FHA or MIC missing and required (Lvl 3)     "MI Cert is missing in the loan file (LTV is 95.00%)."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS is missing in the file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (8.790%) is exceeded APOR (6.480%) by 2.310%. The APR threshold is 6.480% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 8.790%    Allowed: 6.480%    Over by: +2.310%"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test. The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 8.790% Allowed: 6.480% Over by: +2.310%"		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36254228	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,982.42	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,979.70	8.000%	360	xx	xx	Conventional	Fixed	Cash Out	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	739	638	48.718%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx. xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX. xx is a junior mortgage which was recorded on xx/xx/XXXX in the favor of xx, xx. xx active judgments or liens have been found. xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX. xx prior year delinquent taxes have been found.	xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx comments have been found stating the borrower’s income have been impacted by xx. xx borrower xx O. xx has been working at xx as a xx for XX years X months.
xx:xx:xx	xx	xx: xx of xx: 22 xx: 21 |---| 1 |----| 4.xx% xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 42 (xx)   xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: 00000000000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: 00000000000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 48.718%   xx: 48.720%   xx: -0.002%   xx %: -0.00200%   xx:    xx: xx:
xx: xx: 338 xx: 339 xx: -1 xx %: -0.xx% xx: xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the QM DTI Threshold due to a DTI of 48.718%. As per 1008 located at "xx)", the loan is manually underwritten."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "1. This loan failed the initial closing disclosure delivery date test due to initial closing disclosure delivery date is less than six business days before the consummation date, or closing / settlement date. Initial CD dated xx/xx/2019 does not reflect a signature; therefore revised loan estimate method of delivery is marked as Mail and used date as xx/xx/2019. The document tracking disclosure was not located.

2. This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, The loan is a higher-priced mortgage loan, as defied in regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR $1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-priced mortgage loan test: Fail Charged: 8.312% Allowed: 6.000% over by: +2.312%

3. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR(8.312%) is exceeded APOR (6.000%) by 2.312%. The APR threshold is 6.000% and the subject loan is escrowed one.

																																																																																							Qualified Mortgage safe harbor threshold: Fail Charged:8.312% Allowed:6.000% Over by: + 2.312%"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32904221	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,514.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$845.77	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	96.000%	96.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	650	704	31.704%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with “xx” with the xx#XXXX-XXXXX.
xx chain of assignment has been completed.
xx judgment details:
X. xx is one senior credit card judgment open against the borrower “xx” in the amount of $XXX.XX in the favor of “xx” & it was recorded on xx/xx/XXXX.
xx property taxes for the year XXXX have been paid off in the total amount of $X,XXX.XX.
xx delinquent taxes have been found for the prior year.
xx per the payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx principal balance reflecting in the payment history is in the amount of $XX.

xx:xx is currently in well performing status.

xx per the payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx principal balance reflecting in the payment history is in the amount of $XX.

xx foreclosure proceedings have been found. xx post-closing bankruptcy activity has been found. xx to the collection comments, no damage or repairs have been found.

xx:xx:xx	xx	Missing or error on the Rate Lock Notice of Servicing Transfer Transmittal (1008)	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 73 (xx) |----| xx: xx. updated as per review. xx: xx:
xx: xx: 00000000000000000000000   xx: 00000000000000000000   xx:    xx %:    xx: xx. updated as per review.   xx: xx:
xx: xx: 00000000000000000000000   xx: 00000000000000000000   xx:    xx %:    xx: xx. updated as per review.   xx: xx:
xx: xx-xx DTI per 1003 xx: 31.704% xx: 48.140% xx: -16.436% xx %: -16.xx% xx: xx. updated as per review. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (7.896%) is exceeded APOR (5.890%) by 2.006%. The APR threshold is 5.890% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 7.896%    Allowed: 5.890%    Over by: +2.006%"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan has failed Prohibited Fees Test.

The loan failed the prohibited fees test.
Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited:
If the loan is a Consumer Loan (Iowa Code §537.1301(15)) it may charge an "additional charge". (Iowa Code §537.2501 and §537.2507).
If the loan is a Home Acquisition Loan (Iowa Code §535.8(1)) the lender may collect fees as allowed by statute. (Iowa
Code §535.8(4), Gardin v. Long Beach Mortgage Co. 661 N.W.d2 193)
If the loan is a Home Equity Line of Credit (Iowa Code §535.10(1)) the lender may collect fees"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Appraisal Re-Inspection Fee at $0.00, however Final CD dated xx/xx/2019 shows Appraisal Re-Inspection Fee at $135.00. This is a fee increase of $135.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has also failed Charges That In Total Cannot Increase More Than 10% Test.
Comparable Fee Amount is $447.00 and Final Fee amount is $962.00 the difference is $515.00 which is greater than 10%."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.896%      Allowed: 5.890%     Over by: +2.006%"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock Agreement is missing in the loan file."
* Transmittal (1008) is Missing (Lvl 3) "(1008) Transmittal Summary is missing from Loan Documents."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, this loan is not failing Federal, State, or local predatory lending laws. There is no assignee liability since it did not exceed those thresholds.

Charged   :  $3,931.20   Allowed  :  $3,493.66   Over By  :  +$437.54

This loan has also failed Qualified Mortgage Lending Policy Points and Fees Test.

Charged   :  $3,931.20   Allowed  :  $3,493.66   Over By  :  +$437.54"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure to the Borrower(s) on LE dated xx/xx/2019 discloses the loan will not be transferred and the originator will service the loan."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55327774	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,938.58	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,454.51	8.750%	360	xx	xx	Conventional	Fixed	Cash Out	96.000%	96.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.480%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx’ in the amount of $XXX,XXX.XX in favor of ‘xx dba xx (FN)’ which was recorded on xx/xx/XXXX under xx# xx. xx chain of assignment has been completed as the mortgage is currently with ‘xx dba xx (FN)’. xx active judgments/liens have been found against the subject property/owner. xx prior delinquent taxes have been found. xx combined taxes for XXXX (Xst installment) have been paid off in the amount of $X,XXX.XX. xx combined taxes for XXXX (Xnd installment) are due in the amount of $X,XXX.XX.	xx first payment date is xx/xx/XXXX. xx provided tape data of payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx: xx first payment date is xx/xx/XXXX. xx provided tape data of payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX. xx loan has not been modified since origination. xx evidences have been found regarding foreclosure proceedings or xx filing. xx time of origination borrower was working as ‘xx of xx’ at “xx” for X months. xx visible damages are found in available collection comments.
xx:xx:xx	xx	Notice of Servicing Transfer Transmittal (1008)	xx: xx: xx/xx/2024 xx: xx/xx/2021 |---| 1460 (xx) |----| xx: xx: xx:
xx: xx: xx: 0000000000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: 00000000000000000000001   xx: 0000000000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 38.480% xx: 48.230% xx: -9.750% xx %: -9.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (8.909%) is exceeded APOR (5.840%) by 3.069%. The APR threshold is 5.840% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 8.909%    Allowed: 5.840%    Over by: +3.069%"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test.

Final CD as disclosed on xx/xx/2019 and PCCD was disclosed 60 days after the final CD on xx/xx/2019."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Points - Loan Discount Fee at $2,730.00, Appraisal Fee at $505.00 and Credit Report Fee $0.00, however Final CD dated xx/xx/2019 shows Points - Loan Discount Fee at $3,900.00, Appraisal Fee at $510.00 and Credit Report Fee $17.80. This is a fee increase of $1,192.80 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summery is missing from loan Documents."	* Higher Price Mortgage Loan (Lvl 2) "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 8.909%      Allowed: 5.840%     Over by: +3.069%"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure to the Borrower(s) on LE dated xx/xx/2019 discloses the loan will not be transferred and the originator will service the loan."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32490824	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,646.38	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,504.08	7.999%	360	xx	xx	Conventional	Fixed	Cash Out	91.111%	91.111%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	671	694	48.913%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX with the instrument #xx and book/page #xx/XXX in the amount of $XXX,XXX.XX with xx.
xx chain of assignment has been completed. xx, the mortgage is with xx.
xx active liens and judgments against the borrower/property.
xx annual tax for the year XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is currently performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unavailable.
xx latest comment has been found to determine the current occupancy and condition of the subject property. xx damage or repairs have been found.
xx per the application the borrower is receiving the social security and pension amount.

xx:xx:xx	xx	Hazard Insurance Notice of Servicing Transfer	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 69 (xx) |----| xx: xx payment received date is xx/xx/2021. xx: xx:
xx: xx CLTV xx: 91.111%   xx: 92.000%   xx: -0.889%   xx %: -0.xx%   xx: xx CLTV ratio percent 91.11%.   xx: xx:
xx: xx LTV (OLTV)   xx: 91.111%   xx: 92.000%   xx: -0.889%   xx %: -0.xx%   xx: xx LTV is 91.11%.   xx: xx:
xx: xx: 00000000000000000000   xx: 000000000000000000   xx:    xx %:    xx: xx history string is 00000000000000000000.   xx: xx:
xx: xx: 00000000000000000000   xx: 000000000000000000   xx:    xx %:    xx: xx history string reversed is 00000000000000000000.   xx: xx:
xx: xx-xx DTI per 1003 xx: 48.913% xx: 48.910% xx: 0.003% xx %: 0.00300% xx: xx DTI per 1003 is 48.913%. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.913% as the Borrower income was $6,908.10 and total expenses are in the amount of $3,378.98 and the loan was manual underwritten."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2019) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2019). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (8.227%) is exceeded APOR (5.660%) by 2.567%. The APR threshold is 5.660% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL     Charged: 8.227%      Allowed: 5.660%      Over by: +2.567%"
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL           Charged: 8.227%      Allowed: 5.660%      Over by: +2.567%"
* Intent to Proceed Missing  (Lvl 3)     "An executed copy of Intent to proceed disclosure is missing from the loan file."
* Missing proof of hazard insurance (Lvl 3)     "The subject property's Hazard Insurance Policy is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "A copy of Notice of Servicing Transfer disclosure is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31417526	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,533.01	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,809.76	6.999%	360	xx	xx	Conventional	Fixed	Cash Out	90.832%	90.832%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	48.104%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx. xx chain of the assignment has been completed. xx active liens and judgments have been found against the borrower and the property. xx Xst half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX. xx Xnd half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX. xx prior year’s delinquent taxes have been found.	xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX. xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.
xx:xx:xx	xx	Missing DU/GUS/AUS Mortgage Insurance Transmittal (1008)	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 61 (xx) |----| xx: NA xx: xx:
xx: xx CLTV xx: 90.832%   xx: 91.000%   xx: -0.168%   xx %: -0.xx%   xx: xx used for xx: $465,000.00. xx of xx(s): $0.00. xx: $422,370.00. CLTV = 90.832%.   xx: xx:
xx: xx LTV (OLTV)   xx: 90.832%   xx: 91.000%   xx: -0.168%   xx %: -0.xx%   xx: xx used for xx: $465,000.00. xx: $422,370.00. LTV = 90.832%.   xx: xx:
xx: xx: 00000000000000000000   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 00000000000000000000   xx: 000000001   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003 xx: 48.104% xx: 48.100% xx: 0.004% xx %: 0.00400% xx: xx per 1003 equals $11,538.80. xx subject property PITIA equals $3,256.60. xx other monthly payments $2,294.00. DTI = 48.104%. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the QM DTI Threshold due to a DTI of 48.104% (AUS & 1008 missing in the loan file)."	* MI, FHA or MIC missing and required (Lvl 3) "MI Cert is missing in the loan file (LTV = 90.832)"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "1008 is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (7.192%) is exceeded APOR (5.600%) by 1.592%. The APR threshold is 5.600% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 7.192%      Allowed: 5.600%     Over by: +1.592%"
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 7.192% Allowed: 5.600% Over by: +1.592%"	* Intent to Proceed Missing (Lvl 1) "The Borrower's Intent to proceed is missing in loan file."	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98194633	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$29.01	$6,388.56	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,496.30	6.999%	360	xx	xx	Conventional	Fixed	Cash Out	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	669	671	43.301%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX. xx chain of the assignment has been found; however, the current assignment is with the lender MERS as nominee for xx. xx active liens and judgments have been found against the borrower and the property. xx installment taxes have been paid and second installment taxes are due on xx/xx/XXXX each in the amount of $X,XXX.XX. xx installment supplemental taxes for the year of XXXX have been delinquent for the amount of $XX.XX and they were good through on xx/xx/XXXX. xx installment taxes are due on xx/xx/XXXX in the amount of $XX.XX.	xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is current with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX. xx foreclosure activity has been found. xx information pertaining to bankruptcy has been found. xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found. xx, the borrower is working at xx or xx and xx as a xx from XX months.
xx:xx:xx	xx	xx: xx: xx/xx/2024 xx: xx/xx/2021 |---| 1460 (xx) |----| xx: xx per the latest PH, the last payment was received on xx/xx/2021. xx: xx:
xx: xx: 00M0000000000000000MMMMM   xx: xx:    xx %:    xx: xx payment history string is 00M00000000000000000000MMMM00.   xx: xx:
xx: xx: MMMMM0000000000000000M00   xx: 000000000001011   xx:    xx %:    xx: xx payment history string reversed is MMMM000000000000000000000M00.   xx: xx:
xx: xx-xx DTI per 1003   xx: 43.301%   xx: 43.300%   xx: 0.001%   xx %: 0.00100%   xx: xx per the final 1003, the DTI per 1003 is 43.301%.   xx: xx:
xx: xx of xx: xx in xx/xx: xx - xx: xx %: xx: NA xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "This loan has a qualified mortgage DTI of 43.301%. A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt
to total monthly income at the time of consummation does not exceed 43 percent. The AUS is missing."	* LE/CD Issue date test Fail (Lvl 3) "Closing Disclosure dated xx/xx/2019 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 7.160% Allowed: 5.270% Over by: +1.890%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52645289	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,090.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,490.56	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	647	49.878%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx chain of the assignment has been found; however, the current assignment is with the lender MERS as nominee for xx.
xx active liens and judgments have been found against the borrower and the property.
xx combined taxes for the year XXXX have been paid in the amount of $X,XXX.XX.
xx first and second installment taxes are due on xx/xx/XXXX and xx/xx/XXXX each in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is current with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the borrower's income was impacted due to the COVID-19. xx further details have been found. xx per the final application, the borrower is self employed as a xx from XXX months.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx per the servicing comment, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	xx: xx: xx: xx |---| |----| xx: xx is xx. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1476 (xx)   xx %:    xx:    xx: xx:
xx: xx: 000000000000000000MMMMMM   xx: 00000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: MMMMMM000000000000000000   xx: 000000000000000   xx:    xx %:    xx: xx per final application.   xx: xx:
xx: xx-xx DTI per 1003 xx: 49.878% xx: 49.880% xx: -0.002% xx %: -0.00200% xx: xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the QM DTI Threshold due to a DTI of 49.878%. The loan is manual underwritten."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "1. This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, The loan is a higher-priced mortgage loan, as defied in regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR $1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-priced mortgage loan test: Fail Charged: 7.580% Allowed: 5.090% over by: +2.490%

2. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR(7.580%) is exceeded APOR (5.090%) by 2.490%. The APR threshold is 5.090% and the subject loan is escrowed one.

Qualified Mortgage safe harbor threshold: Fail Charged:7.580% Allowed:5.090% Over by: + 2.490%"
																																																																																							* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $324,794.10. Calculated Finance Charge is $325,083.50 for an under disclosed amount of -$289.40. Reason for Finance Charge under disclosure due to Points - Loan Discount Fee paid by Borrower as $895.00, Loan Origination Fee paid by Borrower as $5,392.50, Recording Service Fee paid by Borrower as $405.00, Settlement or Closing Fee paid by Borrower as $295.00"			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87099290	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,826.37	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$840.24	5.999%	360	xx	xx	Conventional	Fixed	Cash Out	96.000%	96.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	670	705	48.928%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx to latest payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the collection and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx per the comment dated xx/xx/XXXX, the subject property is owner occupied. xx per the comment dated xx/xx/XXXX, the borrower has been impacted by xx-XX and the borrower is unable to make payment due to COVID-19. xx per the comment dated xx/xx/XXXX, the forbearance plan for X months began on xx/xx/XXXX till xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the borrower is unemployed. xx per the comment dated xx/xx/XXXX, the forbearance plan has been extended. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at the xx as xx from X.XX years.

xx:xx:xx	xx	xx: xx of xx: 11 xx: 14 |---| -3 |----| -21.xx% xx: NA xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 40 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: xx: LLL000000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 0000000000L0LLL   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: 48.928%   xx: 48.930%   xx: -0.002%   xx %: -0.00200%   xx: NA   xx: xx:
xx: xx: 349 xx: 346 xx: 3 xx %: 0.xx% xx: NA xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.928%, the Borrower income was $2,447.13 and total expenses are in the amount of $1,197.34 and loan is manual underwritten."	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $167,366.08 Calculated Finance Charge $167,696.04 for an under disclosed amount of $329.96 Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2019. Revised LE#1 dated xx/xx/2019 reflects Points - Loan Discount Fee at $3,854.00. However, Initial CD dated xx/xx/2019 reflects Points - Loan Discount Fee at $53,854.00. This is fee increase of $0.40 for 0% tolerance test fee and Appraisal fee increased in Initial CD date xx/xx/2019. However revised LE#1 date xx/xx/2019 reflects appraisal fee at $375.00 this increase of $50.00 and New Fees added in initial CD Pest Inspection Fee at$75.00 and Appraisal Review Fee at $125.00 and Valid COC for the increase in fee amount is missing in the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 6.344% APR Threshold 5.140% Over By +1.204%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s)."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48875186	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$852.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,577.48	6.499%	360	xx	xx	Conventional	Fixed	Cash Out	96.000%	96.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	635	Not Applicable	40.680%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx which was recorded on xx/xx/XXXX under xx/xx#XXXX/XXXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx. xx subject mortgage is at second lien position as there is an active senior xx against the subject property in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX under xx in favor of xx. xx final CD does not reflect the pay-off for above said senior mortgage. xx final title policy does not reflect any senior mortgage. xx can be filed. xx satisfaction of mortgage has not been found. xx can be cured if satisfaction of mortgage is made and recorded. xx active judgments or lien have been found against the borrower or subject property. xx annual xx for XXXX have been paid in the amount of $X,XXX.XX. xx prior year delinquent taxes have been found.	xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX. xx loan has not been modified since origination. xx per PACER report borrower has not filed bankruptcy since loan origination. xx evidences have been found regarding the current/prior foreclosure proceedings. xx subject property is owner occupied and no visible damages were reported. xx the time of loan origination borrower was working as “xx-xx” at “xx” for XX months.
xx:xx:xx	xx	Missing or error on the Rate Lock Notice of Servicing Transfer	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1476 (xx) |----| xx: xx: xx: xx: xx: 0000000000000000 xx: 0000000000000 xx: xx %: xx: xx: xx: xx: xx: 0000000000000000 xx: 00000000000000 xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.722%) is exceeded APOR (5.100%) by 1.622%. The APR threshold is 5.100% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 6.722%    Allowed: 5.100%    Over by: +1.622%"
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.722%      Allowed: 5.100%     Over by: +1.622%"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan file."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure to the Borrower(s) on LE dated xx/xx/2019 discloses the loan will not be transferred and the originator will service the loan."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28776092	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,814.52	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,316.19	5.999%	360	xx	xx	Conventional	Fixed	Cash Out	95.457%	95.457%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	635	678	47.626%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx.
xx chain of assignment has been completed as currently the assignment is with MERS as nominee for xx.
xx active judgments or liens have been found pending,
xx;
X) Xnd installment county taxes for the year of XXXX are due for the amount of $X,XXX.XX on xx/xx/XXXX.
X) Xst  installment county taxes for the year of XXXX are due for the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found pending.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is not making regular payments. xx loan payments are currently X months in delinquency. xx next due date is XX/xx. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.	xx:xx collection comments and payment history shows that the borrower is not making regular payments. xx loan payments are currently X months in delinquency. xx next due date is XX/xx. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.
xx loan has not been modified since origination.
xx application available in the loan file located at (xx) shows that the borrower was working with xx in the xx section since X year and XX months.
xx foreclosure was not initiated in the loan.
xx has not filed bankruptcy.
xx comment dated xx/xx/XXXX shows that the borrower was impacted due to covid resulting in reduction of income. xx same dated comment shows that the borrower had requested for covid forbearance plan.
xx subject property is occupied by the owner. xx visible damages or repairs have been observed on the subject property.
xx:xx:xx	xx	Transmittal (1008)	xx: xx of xx: 10 xx: 13 |---| -3 |----| -23.07692% xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2020   xx: 167 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 95.457%   xx: 96.000%   xx: -0.543%   xx %: -0.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 95.457%   xx: 96.000%   xx: -0.543%   xx %: -0.xx%   xx:    xx: xx:
xx: xx: xx: L2100000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 00000000001012L   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 47.626%   xx: 47.630%   xx: -0.004%   xx %: -0.00400%   xx:    xx: xx:
xx: xx: 350 xx: 347 xx: 3 xx %: 0.xx% xx: xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.62% as the Borrower income was $6,416.67 and total expenses are in the amount of $3,056.00."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.294%) is exceeded APOR (5.190%) by 1.104%. The APR threshold is 5.190% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 6.294%    Allowed: 5.190%    Over by: +1.104%"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is $261,063.64 and allowed is $261,202.17 however it is undercharged by $138.53."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.294%      Allowed: 5.190%     Over by: +1.104%"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "1008 is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31535650	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,798.76	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$883.05	3.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx. xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx is a junior mortgage in the amount of $XXXX which was recorded on xx/xx/XXXX in the favor of xx.xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX. xx prior year delinquent taxes have been found.	xx per the review as of xx/xx/XXXX, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx bankruptcy and foreclosure activity has been found. xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx. xx borrower xx has been working at as a xx for X months.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx #1 xx: xx: M |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 29 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 95.000%   xx: 97.850%   xx: -2.850%   xx %: -2.xx%   xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 28 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 36.407%   xx:    xx %:    xx:    xx: xx:
xx: xx-xx per 1003 xx: xx: 27.710% xx: xx %: xx: xx: xx:	3: Curable	* Income documentation does not meet guidelines (Lvl 3) "Last 2 years Tax returns are missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Income did not meet program requirements. As per LP located at "xx, the loan is not eligible for income representation and warranty relief. We are unable to determine borrowers ability to repay as last 2 years Tax returns are missing. At the time of origination, the borrower was employed with xx for 7 months as xx However, prior to this he was working with xx as a Realtor from xx/xx/2018- xx/xx/2020. However, we do not have any documents in the loan file to verify the income trend from that employment. The seller tape also reflects that Income did not meet program requirements. As per LP located at xx", the loan is not eligible for income representation and warranty relief."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "We are unable to determine borrowers ability to repay as last 2 years Tax returns are missing. At the time of origination, the borrower was employed with xx for 7 months as xx However, prior to this he was working with xx. However, we do not have any documents in the loan file to verify the income trend from that employment. The seller tape also reflects that Income did not meet program requirements. As per LP located at "xx", the loan is not eligible for income representation and warranty relief."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82650578	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,232.19	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$488.21	2.750%	300	xx	xx	VA	Fixed	Refinance	Unavailable	Unavailable	Streamline Refinance	xx	xx	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX. xx prior year delinquent taxes have been found.
xx per the review as of xx/xx/XXXX, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx bankruptcy and foreclosure activity has been found.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx.
xx borrower xx A xx employment details are not available.

xx:xx:xx	xx	Affiliated Business Disclosure Missing or error on the Rate Lock Transmittal (1008)	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 28 (xx) |----| xx: xx per the review as of xx/xx/2021, the borrower has been current with the loan and the next payment is due for xx/xx/2021. xx last payment was received in the amount of $674.33 on xx/xx/2021 which was applied for xx/xx/2021. xx: xx:
xx: xx CLTV xx: xx: 72.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -6 (xx)   xx %:    xx: xx original xx doc date is xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV)   xx: xx: 72.000%   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx rate or term   xx: xx in xx/xx:    xx %:    xx:    xx: xx:
xx: xx: 294 xx: 299 xx: -5 xx %: -1.xx% xx: xx per the xx, the stated reminaing term is 294. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "CE risk indicator is "Elevated" since this loan has points and fees that exceed the points and fees threshold. The loan amount is $XX or more, and the transaction's total points and fees is $3,472.35, which exceeds 3 percent of the total loan amount of $XX

Qualified Mortgage Lending Policy Points and Fees Test: FAIL   Charged: $3,472.35   Allowed: $3,297.00   Over by: +$175.35"
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan is VA IRRRL and VA would not insure but interest rate was not lowered by 0.5. The rate was only lowered by 0.25. VA would not insure this loan."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock agreement is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "A copy of Affiliated Business disclosure is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "A copy of VA Loan Analysis or final 1008 (Transmittal Summary) is missing from the loan file."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67330328	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,479.00	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$396.58	2.250%	360	xx	xx	VA	Fixed	Refinance	51.875%	51.875%	Streamline Refinance	Yes	xx	xx	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx updated title report dated xx/xx/XXXX states that the subject mortgage is not found or not recorded.
Xst and Xnd installment taxes or the year of XXXX have been found in the amount of $XXXX. xx prior year delinquent taxes have been found.
xx per the review as of xx/xx/XXXX, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx bankruptcy and foreclosure activity has been found. xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx. xx borrower xx has been working at xx as a xx for X months.
xx:xx:xx	xx	Affiliated Business Disclosure Missing Initial Closing Disclosure Transmittal (1008)	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 32 (xx) |----| xx: xx per the review as of xx/xx/2021, the borrower has been current with the loan and the next payment is due for xx/xx/2021. xx last payment was received in the amount of $841.99 on xx/xx/2021 which was applied for xx/xx/2021. xx: xx:
xx: xx CLTV xx: 51.875%   xx: 53.000%   xx: -1.125%   xx %: -1.xx%   xx: xx missing   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -16 (xx)   xx %:    xx: xx note is dated xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV)   xx: 51.875%   xx: 53.000%   xx: -1.125%   xx %: -1.xx%   xx: xx missing   xx: xx:
xx: xx of xx: xx rate or term xx: xx in xx/xx: xx %: xx: xx per the application, the purpose of refinance is lower rate or term. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase TRID Tolerance Test is incomplete as an initial CD is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is a VA IRRRL. The provided Seller’s tape is showing an alert that extending term greater than 10 years on VA IRRRL is not permitted. VA would not insure loan."
* Missing Initial Closing Disclosure (Lvl 3)     "An initial CD is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "A copy of Affiliated Business disclosure is missing from the loan file."
																																																																																							* ROR Transaction date not consistent with Note and/or HUD (Lvl 3) "ROR Transaction date is mentioned as xx/xx/2020 but the Settlement/Note date is xx/xx/2020."	* Transmittal (1008) is Missing (Lvl 2) "VA Loan Analysis or Transmittal Summary is missing from the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34249700	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,863.15	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,085.42	3.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Other	Unavailable	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	45.073%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX. xx prior year delinquent taxes have been found.
xx per the review as of xx/xx/XXXX, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx bankruptcy and foreclosure activity has been found.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx.
xx borrower xx has been working at xx as an xxfor X years X month.
xx:xx:xx	xx	Missing Disclosures Missing or error on the Rate Lock Mortgage Insurance	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| -30 (xx) |----| xx: xx: xx: xx: xx: xx/xx/2050 xx: xx/xx/2050 xx: -31 (xx) xx %: xx: xx: xx:	3: Curable	* Homeowner's Counseling disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Interest was not collected properly at the time of closing resulting in an incorrect first payment and maturity date on the loan documents. Correcting the interest resulted in the borrower being short required funds to close."
* MI, FHA or MIC missing and required (Lvl 3)     "This is Conventional loan with 95% LTV; however, required MI cert is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "A Rate lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "The list of service provider is missing from the loan file."
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.730% as the Borrower income was $7505.23 and total expenses are in the amount of $3282.03 per AUS/DU (Locator#XX Page#2) and its recommendation is “Approve/Eligible with 43.73%.”"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.730% as the Borrower income was $7505.23 and total expenses are in the amount of $3282.03 per AUS/DU (Locator#Full File- Groth Page#2) and its recommendation is “Approve/Eligible with 43.73%.”"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3953789	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,271.30	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,181.14	2.250%	360	xx	xx	VA	Fixed	Refinance	Unavailable	Unavailable	Streamline Refinance	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx xx.” for the amount of $XXX,XXX.XX. xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found. xx is senior IRS lien against the borrower in the favor of xx of the xx-xx for the amount of $XX,XXX.XX recorded on xx/xx/XXXX. xx is senior credit card judgment against the borrower in the favor of xx of xx, N.A. for the amount of $X,XXX.XX recorded on xx/xx/XXXX. xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year delinquent taxes have been found.	xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed. xx, the borrower is xx disabled from X years.
xx:xx:xx	xx	Missing Initial LE Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 30 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: xx: 103.866%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -6 (xx)   xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: xx: 103.866%   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID Tolerance Test is incomplete since there is no copy of initial LE in the loan file."
* Missing Initial LE (Lvl 3)     "An copy of initial LE is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The subject loan is a VA IRRRL. A copy of final VA Loan Analysis or 1008 (Transmittal Summary) is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89988670	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,051.54	3.125%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	25.803%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx. DBA xx” for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX. xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found. xx active liens and judgments have been found against the borrower and subject property. xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year delinquent taxes have been found.	xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at the xx as an xx from X.XX years.

xx:xx:xx	xx	Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx: xx CLTV xx: 98.188% xx: 96.500% |---| 1.688% |----| 1.xx% xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -3 (xx)   xx %:    xx: original note date is xx/xx/2020 bt tape shows as xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx:    xx: xx:
xx: xx: $1500.00 xx: $1849.21 xx: $-349.21 xx %: -18.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase TRID Tolerance Test is incomplete since a copy of initial CD is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is a FHA Purchase Primary & is not insurable. The provided Seller’s tape is showing an alert that the subject property is a 3-4 unit & its required reserves. The borrower has no additional assets."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "An executed copy of initial 1003 dated xx/xx/2020 is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "A copy of initial CD is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7951163	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,358.32	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$966.83	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	77.091%	77.091%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.395%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx.
xx active liens and judgments have been found.
xx combined annual taxes of XXXX are paid in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx, the borrower is working as xx in xx. from last XX.XX years.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.

xx:xx:xx	xx	Origination Appraisal	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: 77.091%   xx: 77.090%   xx: 0.001%   xx %: 0.00100%   xx: xx per tape data xx CLTV xx is 77.090% xx document is missing from loan documents.   xx: xx:
xx: xx LTV (OLTV)   xx: 77.091%   xx: 77.090%   xx: 0.001%   xx %: 0.00100%   xx: xx per tape data xx CLTV xx is 77.090% xx document is missing from loan documents.   xx: xx:
xx: xx-xx DTI per 1003   xx: 42.395%   xx: 42.400%   xx: -0.005%   xx %: -0.00500%   xx:    xx: xx:
																																																																																				xx: xx-xx per 1003 xx: 17.514% xx: 17.510% xx: 0.004% xx %: 0.00400% xx: xx per xx data , xx-close xx is 17.510%.xx reflects as 17.514%. xx: xx:	3: Curable		* Missing Appraisal (Lvl 3) "Appraisal Report is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65922822	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,707.84	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,690.12	2.750%	360	xx	xx	Conventional	Fixed	Refinance	75.273%	75.273%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	23.291%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx.
xx is a mortgage recorded prior to the subject property in favor of MERS as nominee for xx HomeLoans, xx. in the amount of $XXX,XXX.XX.
xx combined annual taxes of XXXX are paid in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx, the borrower is working as xx in xx of xx from last XX.XX years.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx updated as per doc. xx: xx:
xx: xx CLTV xx: 75.273%   xx: 76.000%   xx: -0.727%   xx %: -0.xx%   xx: xx updated as per doc.   xx: xx:
xx: xx LTV (OLTV)   xx: 75.273%   xx: 76.000%   xx: -0.727%   xx %: -0.xx%   xx: xx updated as per doc.   xx: xx:
xx: xx-xx DTI per 1003   xx: 23.291%   xx: 23.290%   xx: 0.001%   xx %: 0.00100%   xx: xx updated as per doc.   xx: xx:
xx: xx-xx per 1003   xx: 7.027%   xx: 7.030%   xx: -0.003%   xx %: -0.00300%   xx: xx updated as per doc.   xx: xx:
xx: xx of xx: xx in xx/xx: xx - xx:    xx %:    xx: xx updated as per doc.   xx: xx:
																																																																																				xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable				* Higher Price Mortgage Loan (Lvl 1) "HPML/HCM is not Tested."	Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57133192	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,922.05	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,073.77	2.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.193%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx.
xx is a junior mortgage recorded on xx/xx/XXXX against the subject property in favor of xx xx in the amount of $XX,XXX.XX.
xx combined annual taxes of XXXX are paid in the amount of $XX,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx, the borrower is working as xx in xx, LLC from last X.XX years.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx-xx DTI per 1003   xx: 44.193%   xx: 44.000%   xx: 0.193%   xx %: 0.xx%   xx: xx per xx data, DTI is 44.00% xx, xx income as per xx document it reflects as 44.193%.   xx: xx:
xx: xx-xx per 1003 xx: 24.717% xx: 25.000% xx: -0.283% xx %: -0.xx% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan has a qualified mortgage DTI of 44.193%. A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed 43 percent"
* LE/CD Issue date test Fail (Lvl 3)     "Closing Disclosure dated xx/xx/2020 does not reflect a signature and the document tracking disclosure was not located.  Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID.  Document tracker is required to ensure timing and clear timing fail."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the Loan File."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45861198	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,267.52	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$542.79	2.250%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	19.994%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX, in the amount of $XXX,XXX.XX and which was recorded on xx/xx/XXXX in the favor of “xx, xx” with the xx# xx.
xx chain of assignment has been completed.
xx active judgments or liens have been found.
Xst half installment taxes for the year XXXX are due in the amount of $XXX.XX on xx/xx/XXXX.
xx delinquent taxes have been found for the prior year.
xx per the payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX.	xx:xx is in performing status.

xx per the payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX.

xx bankruptcy and foreclosure evidence has been found. xx property is occupied by owner. xx regarding damage or repairs is not available in the latest servicing comments.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx-xx DTI per 1003   xx: 19.994%   xx: 19.990%   xx: 0.004%   xx %: 0.00400%   xx: DTI is 19.994%   xx: xx:
xx: xx-xx per 1003   xx: 11.571%   xx: 11.570%   xx: 0.001%   xx %: 0.00100%   xx: HTI is 11.571%   xx: xx:
																																																																																				xx: xx: xx (>=9 xx) xx: xx (1-4 xx) xx: xx %: xx: xx report subject is xx rise condo. xx: xx:	1: Acceptable				* Cash out purchase (Lvl 1) "VA loan"	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33487130	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,443.77	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,786.07	3.375%	360		xx	xx		Conventional	Fixed		Cash Out	83.299%	83.299%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	25.975%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx R. xx and xx S. xx’ in the amount of $XXX,XXX.XX in favor of ‘xx, xx’ which was recorded on xx/xx/XXXX under xx.
xx chain of assignment has been completed as the mortgage is currently with ‘xx, xx’.
xx active judgments/liens have been found against the subject property/owner.
xx prior delinquent taxes have been found.
xx county taxes for XXXX are paid off in the amount of $X,XXX.XX.
xx first payment date is xx/xx/XXXX. xx payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx notes highlighted.pdf
xx first payment date is xx/xx/XXXX. xx payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx loan has not been modified since origination.
xx evidences have been found regarding foreclosure proceedings or xx filing.
xx time of origination borrower was working as xx information xx at “xx” for X year and X months.
xx visible damages are found in available collection comments.

xx:xx:xx	xx	xx: xx CLTV xx: 83.299% xx: 80.000% |---| 3.299% |----| 3.xx% xx: CLTV is 83.299% xx: xx:
xx: xx LTV (OLTV)   xx: 83.299%   xx: 80.000%   xx: 3.299%   xx %: 3.xx%   xx: LTV is 83.299%   xx: xx:
xx: xx-xx DTI per 1003   xx: 25.975%   xx: 26.000%   xx: -0.025%   xx %: -0.02500%   xx: DTI is 25.975%   xx: xx:
																																																																																				xx: xx-xx per 1003 xx: 14.785% xx: 15.000% xx: -0.215% xx %: -0.xx% xx: HTI is 14.785% xx: xx:	1: Acceptable				* Appraisal dated after closing (Lvl 1) "At time of closing Appraisal Waiver is eligible, Post closing appraisal obtained."	Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78706497	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,306.11	2.750%	360	xx	xx	FHA	Fixed	Purchase	96.662%	96.662%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.579%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx, xx. and xx’ in the amount of $XXX,XXX.XX in favor of ‘xx, xx’ which was recorded on xx/xx/XXXX under xx.
xx chain of assignment has been completed as the mortgage is currently with ‘xx, xx’.
xx active judgments/liens have been found against the subject property/owner.
xx prior delinquent taxes have been found.
xx first payment date is xx/xx/XXXX. xx payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx notes highlighted.pdf
xx first payment date is xx/xx/XXXX. xx payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx loan has not been modified since origination.
xx time of origination borrower was working as ‘xx’ at “xx” for X years.
xx evidences have been found regarding foreclosure proceedings or xx filing.
xx visible damages are found in available collection comments.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: 96.662%   xx: 95.000%   xx: 1.662%   xx %: 1.xx%   xx: CLTV is 96.662%   xx: xx:
xx: xx LTV (OLTV)   xx: 96.662%   xx: 95.000%   xx: 1.662%   xx %: 1.xx%   xx: LTV is 96.662%   xx: xx:
xx: xx-xx DTI per 1003   xx: 47.579%   xx: 47.580%   xx: -0.001%   xx %: -0.00100%   xx: DTI is 47.579%   xx: xx:
																																																																																				xx: xx-xx per 1003 xx: 19.287% xx: 19.290% xx: -0.003% xx %: -0.00300% xx: HTI is 19.287% xx: xx:	2: Acceptable with Warnings			* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.58% as the Borrower income was $9534.27 and total expenses are in the amount of $4536.29 per AUS/DU (Locator#XX) and its recommendation is “Approve/Eligible with 47.58”."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8803469	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,099.47	2.875%	360	xx	xx	Conventional	Fixed	Purchase	37.559%	37.559%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	62.280%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at the xx as an xx from X.X years.

xx:xx:xx	xx	xx: xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2021   xx: -122 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -123 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 62.280%   xx: 40.000%   xx: 22.280%   xx %: 22.xx%   xx:    xx: xx:
xx: xx-xx per 1003   xx: 31.770%   xx: 27.259%   xx: 4.511%   xx %: 4.xx%   xx:    xx: xx:
xx: xx: xx/xx/2050   xx: xx/xx/2050   xx: -122 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: 355 xx: 360 xx: -5 xx %: -1.xx% xx: xx: xx:	4: Unacceptable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 62.280% as the Borrower income was $6,007.79 and total expenses are in the amount of $3,741.65 per AUS/DU (Locator#XX.pdf page #15) and its recommendation is “Approve/Ineligible” at a DTI of 62.28%"	* DTI > 60% (Lvl 3) "This loan has a qualified mortgage DTI of 62.280% as the Borrower income was $6,007.79 and total expenses are in the amount of $3,741.65"			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78435528	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$581.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$654.54	2.500%	360	xx	xx	USDA	Fixed	Purchase	101.010%	101.010%	Full Documentation	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	32.558%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX. xx chain of assignment has not been completed, no latest assignment has been found. xx are no active liens and judgments found against the borrower. xx taxes for the year XXXX are paid in the amount of $XXX.XX. xx prior year tax delinquency has been found.	xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.xx %. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX.	xx:xx to the review of payment history. xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.xx %. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX. xx evidences have been found regarding the foreclosure and bankruptcy. xx occupancy is unable to be determined. xx evidences have been found regarding the damage or repair. xx, no evidences have been found regarding the income impacted due to COVID-19.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: 101.010%   xx: 98.312%   xx: 2.698%   xx %: 2.xx%   xx: "xx used for xx: $168,500.00. xx of xx(s): $00.00 xx: $165,656.00. CLTV = 101.010%. "   xx: xx:
xx: xx LTV (OLTV)   xx: 101.010%   xx: 98.312%   xx: 2.698%   xx %: 2.xx%   xx: "xx used for xx: $168,500.00 xx: $165,656.00 CLTV = 101.010%. "   xx: xx:
xx: xx-xx DTI per 1003 xx: 33.526% xx: 32.453% xx: 1.073% xx %: 1.07300% xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Final CD dated xx/xx/2020. Initial CD dated xx/xx/2020 does not reflect Verification of Mortgage Fee. Final CD dated xx/xx/2020 Verification of Mortgage Fee at $15.00. valid COC is missing in the loan files."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Uninsurable through USDA. Closed as USDA loan."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28230726	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$196.59	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$734.81	3.125%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.348%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed, no latest assignment has been found.
xx are no active liens and judgments found against the borrower.
xx annual taxes for the year XXXX are paid in the amount of $XXX.XX. xx prior year tax delinquency has been found.
xx complete payment is missing from the loan file.	xx:xx completed payment history and comment history is missing , unable to determine the current loan status.
xx evidences have been found regarding the foreclosure and bankruptcy.
xx occupancy is unable to be determined. xx evidences have been found regarding the damage or repair.  xx, no evidences have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx CLTV xx: 98.188% xx: 96.500% |---| 1.688% |----| 1.xx% xx: NA xx: xx: xx: xx LTV (OLTV) xx: 98.188% xx: 96.500% xx: 1.688% xx %: 1.xx% xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.313%) is exceeded APOR (4.270%) by 0.043%. The APR threshold is 4.270% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 4.313%    Allowed: 4.270%    Over by: +0.043%

This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test. (NC §24-1.1A (c)(1)(b))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on Initial CD dated xx/xx/2020.  LE dated xx/xx/2020 reflects an Appraisal Fee at $600.00, however, Initial CD dated xx/xx/2020 reflects the Appraisal Fee at $650.00,.  This is a fee increase of $50.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 4.313%      Allowed: 4.270%     Over by: +0.043%"
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Uninsurable due to an expired appraisal. Appraisal located at "xx" dated xx/xx/2020; however, loan was closed on xx/xx/2020. There is 1004D dated xx/xx/2020 in the loan file which is located at "King Appraisal-Pg#24"."
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan and required MI cert is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "A Rate lock agreement is missing from the loan file."	* Property is Manufactured Housing (Lvl 2) "The subject property type is Manufactured Home.
The affixation document located at (“Ln#XX Pg#12”) shows the subject property type is manufactured home shows the xx and the home will be attached to the permanent foundation.
The subject mortgage originated on xx/xx/2020, however the appraisal report dated xx/xx/2020 located at (xx) shows the design as manufactured home.
The Deed of Trust located at (xx) does not list the VIN# in its description. But, rider shows the “Home will attach to permanent foundation”.  There is Commitment shows the Clause in schedule B “Declaration of affixation to foundation”."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.087% as the Borrower income was $6805.79 and total expenses are in the amount of $3340.73 per AUS/DU (xx) and its recommendation is “Approve/Eligible with 49.087% DTI.”"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19071947	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,133.14	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$377.31	2.750%	360	xx	xx	USDA	Fixed	Refinance	98.387%	98.387%	Streamline Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XX,XXX.XX.
xx chain of assignment has not been completed, no latest assignment has been found.
xx is senior mortgage originated on xx/xx/XXXX for the amount of $XX,XXX.XX with lender MERS as nominee for xx.
xx for the year XXXX are paid in the amount of $XXXX.XX. xx prior tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XX,XXX.XX.	xx:xx per the review of servicing comments. xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XX,XXX.XX.
xx evidences have been found regarding the foreclosure and bankruptcy.
xx occupancy is unable to be determined.

xx:xx:xx	xx	Missing or error on the Rate Lock Origination Appraisal	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 12.933%   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx:    xx %:    xx: NA   xx: xx:
xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: NA xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "This is a USDA loan that the UW did not obtain a Conditional Loan Commitment or run through GUS. This loan is ineligible as a USDA loan and cannot be insured."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan file."	* Missing Appraisal (Lvl 2) "Appraisal report at origination is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98773062	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,896.71	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$944.14	2.500%	360	xx	xx	Conventional	Fixed	Refinance	85.339%	85.339%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	24.632%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx the borrower is working at xx LLC as a xx II/ xx from X.X years.

xx:xx:xx	xx	Origination Appraisal Transmittal (1008)	xx: xx CLTV xx: 85.339% xx: 86.000% |---| -0.661% |----| -0.xx% xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -4 (xx)   xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 85.339%   xx: 86.000%   xx: -0.661%   xx %: -0.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 24.632%   xx: 24.630%   xx: 0.002%   xx %: 0.00200%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 19.716% xx: 19.720% xx: -0.004% xx %: -0.00400% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE result is Moderate as this loan has failed Prohibited Fees First Lien Test, TILA Foreclosure Rescission Finance Charge Test and TILA Finance Charge Test."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan has failed Prohibited Fees First Lien Test

This loan failed the first lien prohibited fees test. (MRS § 408.052 1.)
The loan has fees that are prohibited for this license type.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1% origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties. This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" fields indicate otherwise."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is $104,753.04 and allowed is $105,013.04 however it is undercharged by $260.00."
* Missing Appraisal (Lvl 3)     "Appraisal is missing in the loan file."
* Seller contributions exceed guideline limit (Lvl 3)     "Appraisal completed after note date. Appraisal waiver fell off."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary is missing in the loan file."			Moderate	Pass	Fail	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47128767	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,423.71	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,222.20	2.875%	360	xx	xx	VA	Fixed	Refinance	98.522%	98.522%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx dba xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx dba xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xth and Xrd installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xnd installment taxes for the year of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:
xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx per the comment dated xx/xx/XXXX, the borrower’s income was impacted by xx. xx further details have been found. xx borrower xx has been working at xx as a xx for XX years X months.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -5 (xx)   xx %:    xx: xx per xx reflects xx date as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 0.000%   xx:    xx %:    xx:    xx: xx:
xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That In Total Cannot Increase More Than 10% Test and Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan has failed Prohibited Fees Test.

Borrower has been charged Processing Fee at $50.00

This loan failed the prohibited fees test. (N.J.S.A. §17:11C-74, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) a broker fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
1 Application fee
2 Origination Fee
3 Lock in fee
4 Commitment Fee
5 Warehouse Fee"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That In Total Cannot Increase More Than 10% Test.
Comparable Fee Amount is $843.00 and Final Fee Amount is $4,721.23 the difference is of $3,878.23 which is greater than 10%."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Loan was not seasoned appropriately. Not insured."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28185030	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/23/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$821.49	2.875%	360	xx	xx	Conventional	Fixed	Purchase	94.964%	94.964%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.312%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx, xx dba xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx the borrower’s employment details are unable to be determined.

xx:xx:xx	xx	Hazard Insurance Missing or error on the Rate Lock	xx: MI xx: 30.000% xx: 54.000% |---| -24.000% |----| -24.00000% xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "This was a multi-unit that was closed at 95% instead of the Fannie Mae cap of 85% LTV. Fannie Mae did not approval a single loan waiver. Loan do not meet required reserves either."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2021 and the loan closed on xx/xx/2021. No lock extension found."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.312% as the Borrower income was $3,891.10 and total expenses are in the amount of $1,840.96 per AUS/DU (Locator#XX credit and closing.pdf page #244) and its recommendation is “Approve/Eligible” with a DTI of 47.31%."
* Missing proof of hazard insurance (Lvl 2)     "Proof of Hazard Insurance is missing in the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.312% as the Borrower income was $3,891.10 and total expenses are in the amount of $1,840.96 per AUS/DU (Locator#Wade credit and closing.pdf page #244) and its recommendation is “Approve/Eligible” with a DTI of 47.31%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27378518	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,469.58	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,173.52	3.125%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	35.835%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx” for the amount of $XXX,XXX.XX.
xx is junior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “xx xx” for the amount of $X,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and due in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at the xx of xx from X.X years.

xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: 98.189%   xx: 99.446%   xx: -1.257%   xx %: -1.xx%   xx: xx of xx(s): $8218 xx: xx. sales price: xx CLTV = 101.134%   xx: xx:
xx: xx LTV (OLTV) xx: 98.189% xx: 96.500% xx: 1.689% xx %: 1.xx% xx: "sales xx used for xx: $xx. xx: $xx. CLTV = 98.189%." xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $25.00 on final CD dated 10/02/20220.
An initial LE dated xx/xx/2020 reflects the Appraisal Fee as $500.00, however, the final CD reflected it as $525.00. There is a total fee increased of $25.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $25.00 on final CD dated 10/02/20220.
An initial LE dated xx/xx/2020 reflects the Appraisal Fee as $500.00, however, the final CD reflected it as $525.00. There is a total fee increased of $25.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the Closing docs are dated xx/xx/2020; however, notarized and signed on xx/xx/2020."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71598741	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$780.96	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,566.74	3.250%	360	xx	xx	Conventional	Fixed	Purchase	89.330%	89.330%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	801	812	23.627%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXX.XX.
 xx prior year delinquent taxes have been found.
xx per the review as of xx/xx/XXXX, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined.
xx borrower xx has been working at xx as an xx for X years X months.

xx:xx:xx	xx	xx: xx of xx: 11 xx: 10 |---| 1 |----| 10.00000% xx: xx of loan is 11. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1407 (xx)   xx %:    xx: xx per the review as of xx/xx/2021, the borrower has been current with the loan and the next payment is due for xx/xx/2021. xx last payment was received in the amount of $2,453.63 on xx/xx/2021 which was applied for xx/xx/2021.   xx: xx:
xx: xx CLTV xx: 89.330%   xx: 90.000%   xx: -0.670%   xx %: -0.xx%   xx: "xx used for xx: $475,000.00 xx of xx(s): $00.00 xx: $360,000.00 CLTV = 89.330%. "   xx: xx:
xx: xx LTV (OLTV)   xx: 89.330%   xx: 90.000%   xx: -0.670%   xx %: -0.xx%   xx: "xx used for xx: $475,000.00 xx: $360,000.00 CLTV = 89.330%. "   xx: xx:
xx: xx-xx DTI per 1003   xx: 24.721%   xx: 27.000%   xx: -2.279%   xx %: -2.xx%   xx: NA   xx: xx:
xx: xx: 349 xx: 350 xx: -1 xx %: -0.xx% xx: NA xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Finance charge disclosed on Final CD as $206,661.78 Calculated Finance Charge $208,143.78 for an under disclosed amount of $1,482.00 Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $206,661.78 Calculated Finance Charge $208,143.78 for an under disclosed amount of $1,482.00  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "This is a pending re purchase the appraiser included excess land that was actually part of the encumbered property. We had him correct this but the value did drop from $450K to 403K increasing the LTV from 80% to 89.33%. This is a second home"			Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33068535	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,600.01	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,522.78	4.125%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	723	42.686%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx, xx dba xx which was recorded on xx/xx/XXXX under xx/xx# xx/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx. xx are X xx against the name of borrower in the amount of $X,XXX.XX which were recorded on xx/xx/XXXX & xx/xx/XXXX in favor of xx of xx. xx annual combined taxes for XXXX have been paid in the total amount of $X,XXX.XX. xx prior year delinquent taxes have been found.	xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the rate of interest X.XXX% and the P&I is $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the rate of interest X.XXX% and the P&I is $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX. xx the time of loan origination borrower was working as “xx” at “xx” for XX months. xx loan has not been modified since origination. xx per PACER report borrower has not filed bankruptcy since loan origination. xx evidences have been found regarding the current/prior foreclosure proceedings. xx subject property is owner occupied and no visible damages were reported.
xx:xx:xx	xx	Mortgage Insurance	xx: MI xx: FHA xx: xx |---| |----| xx: xx loan is FHA. xx: xx:
xx: xx CLTV xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx used for xx: $319,999.00. xx of xx(s): $0.00. xx: $314,202.00 CLTV = 98.188%.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx used for xx: $319,999.00. xx: $314,202.00 LTV = 98.188%.   xx: xx:
xx: xx-xx DTI per 1003 xx: 42.686% xx: 42.690% xx: -0.004% xx %: -0.00400% xx: xx. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue; Uninsurable due to 90 day flipping rule. Appraisal logging flagged for flipping, case processing not allowed. Last house sale date xx/xx/2020 and contract date is xx/xx/2020. Loan is uninsured. PMG started servicing xx/xx/2020. PHH took over on xx/xx/2020. January 2021 payment made. 2/1/21 due date - Borrower is current. Upon review of the appraisal report dated xx/xx/2020 available in the loan documents we can see that this is a property flip transaction with a date of prior sale of transfer xx/xx/2020 with a sales price of $123,000.00 and sales price as per final CD is $319,999.00."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance certificate is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed FHA QM Safe Harbor Test due to APR Charged 5.181% APR Threshold 5.020% Over By +0.161%. HPML disclosure signed by the borrower is missing from the loan documents.
Loan failed MD COMAR Higher-Priced Mortgage Loan Test due to APR Charged 5.181% APR Threshold 5.020% Over By +0.161%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2020 reflects Transfer Taxes at $3,120.00. However, Final CD dated xx/xx/2020 reflects Transfer Fee Taxes at $7,039.99 (Transfer Taxes of $3,120.00 Paid by Buyer and $3,919.99 Paid by Seller). This is an increase of $3,919.99 for charges that cannot increase."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher Priced Mortgage Test due to APR Charged 5.181% APR Threshold 4.520% Over By 0.661%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13626519	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,229.13	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$753.02	2.250%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	xx	xx	25.000%	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	743	709	28.432%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
 xx prior year delinquent taxes have been found.
xx per the review as of xx/xx/XXXX, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $XXXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $xx.
xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received in the amount of $XXXX.XX on xx/xx/XXXX which was applied for xx/xx/XXXX.
xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx collection comments are missing. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower X xx M DeRaps has been working at xx., as a xx for X year X months.

xx:xx:xx	xx	Affiliated Business Disclosure Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:	3: Curable	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."	* Property is Manufactured Housing (Lvl 2) "Home is affixed. An Appraisal Report at the origination located at xx shows the type of subject property as a manufactured home. However, the manufacture Home Rider located at” xx pg#24”, states that the property is permanently affixed to the permanently affixed to the foundation."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Missing Final Transmittal Summary."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93224390	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$27,734.73	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,175.80	3.125%	360	xx	xx	Conventional	Fixed	Refinance	74.985%	74.985%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	727	30.184%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx., xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed, no latest assignment has been found.
xx are no active liens and judgments found against the borrower.
xx taxes for the year XXXX are paid in the amount of $XX,XXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in the amount of $XX.	xx:xx current status as per payment history is performing.xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in the amount of $XX.
xx to determine the fc and bankrupcty status.
xx occupancy is unable to be determined due to missing servicing comments. xx to determined to covid impacted status.

xx:xx:xx	xx	Missing DU/GUS/AUS Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 40 (xx)   xx %:    xx: NA   xx: xx:
xx: xx CLTV xx: 74.985%   xx: 74.980%   xx: 0.005%   xx %: 0.00500%   xx: NA   xx: xx:
xx: xx LTV (OLTV)   xx: 74.985%   xx: 74.980%   xx: 0.005%   xx %: 0.00500%   xx: NA   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 30.184% xx: 30.180% xx: 0.004% xx %: 0.00400% xx: NA xx: xx:	3: Curable		* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS/DU is missing in the loan file." * Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary (1008) is missing in the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76677116	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,887.22	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,435.36	2.875%	360	xx	xx	FHA	Fixed	Refinance	Not Applicable	Not Applicable	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX. xx chain of assignment has not been completed, no latest assignment has been found. xx is a senior mortgage originated on xx/xx/XXXX for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX in the favor of MERS as nominee for xx. xx are no active liens and judgment found against the borrower. xx taxes for the year XXXX are paid in the amount of $XXXX.XX. xx prior year tax delinquency has been found.	xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX with an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX with an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX. xx occupancy is unable to be determine as the comments are missing.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx #1 xx: xx: D |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx CLTV xx: xx: 95.140%   xx:    xx %:    xx: NA   xx: xx:
xx: xx LTV (OLTV)   xx: xx: 95.140%   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 40.000%   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx rate or term xx: xx in xx/xx: xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2021) that is after the Revised Closing Disclosure Delivery Date xx/xx/2021). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2021) that is after the Revised Closing Disclosure Delivery Date xx/xx/2021). However, the method of delivery is marked as "Personal.""
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the seasoning documentation are missing. GNMA transactions require that the first payment due date of the current refinance occurs no earlier than 210 days after the first payment due date of the loan paid off through the transaction and that 6 consecutive full monthly payments."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56437198	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$768.16	3.000%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	756	Not Applicable	42.011%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender ‘xx. d/b/a xx’ in amount $XXX,XXX.XX which was recorded on xx/xx/XXXX under instrument# xx XXXX-X /xx.
xx chain of assignment is completed. xx assignment is with ‘xx. d/b/a xx’.
xx active judgments/liens have been found against the subject property/borrower.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx latest payment history reflects the UPB in the amount of $XXX,XXX.XX.	xx:xx:
xx

xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx latest payment history reflects the UPB in the amount of $XXX,XXX.XX.
xx per XXXX, borrower was working as ‘xx’ at ‘xx’ for X year.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available collection comments.

xx:xx:xx	xx	Origination Appraisal	xx: xx: xx: $xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: xx: 69.278%   xx:    xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: xx: 69.278%   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 42.011% xx: 40.132% xx: 1.879% xx %: 1.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed PA License Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed PA License Validation Test and Charges That Cannot Increase Test."
* Loan does not conform to program guidelines (Lvl 3)     "Defect: DU or AUS findings report - PIW finding removed - DU was updated to correct increase in loan amount and PIW was lost.  DU ran on 11/3 and then updated 11/4. Unable to obtain Post-Close appraisal."
* Missing Appraisal (Lvl 3) "Defect: DU or AUS findings report - PIW finding removed - DU was updated to correct increase in loan amount and PIW was lost. DU ran on 11/3 and then updated 11/4. Unable to obtain Post-Close appraisal."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 does not show Points - Loan Discount Fee, however Final CD dated xx/xx/2020 shows Points - Loan Discount Fee at $3.64. This is a fee increase of $3.64 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.
																																																																																								However, Lender has given cure in the amount of $3.64 as credit."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96877954	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Yes	Not Applicable	First	$0.00	$125.33	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$767.59	2.375%	360	xx	xx	VA	Fixed	Refinance	97.387%	97.387%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx C. xx’ in the amount of $XXX,XXX.XX in favor of ‘xx’ which was recorded on xx/xx/XXXX under xx.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx’.
xx active judgments/liens have been found against the subject property/borrower.
xx prior delinquent taxes have been found.
xx combined taxes for XXXX are paid off in the amount of $XXX.XX.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx latest payment history reflects the UPB in the amount of $XXX,XXX.XX.	xx:
xx:
xx.pdf
xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx latest payment history reflects the UPB in the amount of $XXX,XXX.XX.
xx per XXXX, borrower was  retired from X years.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available collection comments.

xx:xx:xx	xx	HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance Note	xx: xx of xx: xx in xx/xx: xx-xx |---| |----| xx: xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note is missing from the loan file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD dated xx/xx/2021 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow account disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, VA loan did not meet seasoning."
* MI, FHA or MIC missing and required (Lvl 3)     "This is VA loan and required MI cert is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A Rate lock agreement is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53535614	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,619.06	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,581.36	3.625%	360	xx	xx	Conventional	Fixed	Refinance	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	127.503%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx and xx’ in the amount of $XXX,XXX.XX in favor of ‘xx’ which was recorded on xx/xx/XXXX under xx# XXXX-xx-X. xx chain of assignment has been completed as the mortgage is currently with ‘xx’. xx active judgments/liens have been found against the subject property/borrower. xx prior delinquent taxes have been found. xx county taxes for XXXX are paid off in the amount of $X,XXX.XX.	xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $XXXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx latest payment history reflects the UPB in the amount of $ XXX,XXX.XX.	xx: xx: xx notes.pdf xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $XXXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx latest payment history reflects the UPB in the amount of $ XXX,XXX.XX. xx per XXXX, borrower was working as owner at ‘xx’ for X years and X months. xx evidences have been found regarding foreclosure process and bankruptcy case. xx visible damages have been found in available collection comments.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: xx rate or term xx: xx-xx |---| |----| xx: xx: xx:	4: Unacceptable	* DTI > 60% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.126% as the Borrower income was $8,720.00 and total expenses are in the amount of $3,918.38 per AUS/DU (Locator#XXLoan File.pdf Page#381) and its recommendation is “Approve/Eligible with 45.126.”"	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test.
This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date. Please review the loan data to ensure the dates are in the correct fields.

This loan failed the reimbursement amount validation test. FAIL
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on LE dated xx/xx/2020.  LE dated xx/xx/2020 reflects an Appraisal Fee at $700.00, however, Initial CD dated 09/29/202 reflects the Appraisal Fee at $975.00.  This is a fee increase of $275.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID fee violation for $436.60 due to fee increase greater than a 10% increase in “creditor's provider fees” in Section B and Section E in the amount of $436.60.  Valid COC required to clear violation."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A Rate lock agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Seller tape shows income incorrectly calculated as BWR 2 was not working at closing. Excluding BWR 2 income, DTI over 100%. Elevated for client review."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37957170	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$10.35	$3,195.78	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$912.35	3.000%	360	xx	xx	Conventional	Fixed	Refinance	77.286%	77.286%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	27.231%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx and xx’ in the amount of $XXX,XXX.XX in favor of ‘xx’ which was recorded on xx/xx/XXXX under xx# XXXX / XXX.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx’.
xx is civil judgment against the subject borrower in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX in the favor of ‘xx & xx’.
xx combined taxes for XXXX are paid off in the amount of $X,XXX.XX.
xx delinquent taxes for XXXX are delinquent in the amount of $XX.XX for due xx/xx/XXXX which are payable through xx/xx/XXXX.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx latest payment history reflects the UPB in the amount of $XXX,XXX.XX.	xx:xx:
xx notes.pdf

xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx latest payment history reflects the UPB in the amount of $XXX,XXX.XX.
xx per XXXX, borrower was working as ‘xx’ at ‘xx’ for XX years.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available collection comments.

xx:xx:xx	xx	Affiliated Business Disclosure Flood Certificate Initial 1003_Application Missing or error on the Rate Lock	xx: xx of xx: xx rate or term xx: xx-xx |---| |----| xx: xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Initial CD is missing from the loan file due to which TRID tolerance test is incomplete."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan file."
* Missing flood cert (Lvl 3)     "Flood cert is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "A Rate lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "The list of service provider is missing from the loan file."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan file."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58456393	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,331.01	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,129.82	4.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	56.396%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment is xxomplete as no assignment has been found. xx should be with xx.
xx is a civil judgment open against the borrower in the favor of xx of xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.xx%. xx current unpaid principal balance reflects in the amount of $X,XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.xx%. xx current unpaid principal balance reflects in the amount of $X,XXX,XXX.XX.
xx:xx:xx	xx	xx: xx of xx: 18 xx: 343 |---| -325 |----| -94.xx% xx: xx: xx:
xx: xx: xx: 000000000000000000NNNNNN   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: NNNNNN000000000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 58.129%   xx: 59.420%   xx: -1.291%   xx %: -1.xx%   xx:    xx: xx:
xx: xx: 342 xx: 360 xx: -18 xx %: -5.00000% xx: xx: xx:	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "As per short form title policy (XX pg#867) at origination, the type ownership is Leasehold."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Finance Charge Test.

The disclosed finance charge is $1,053,463.36 and allowed is $1,054,915.16 however it is undercharged by $1,451.80."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows State Tax/Stamps at $0.00, however Final CD dated xx/xx/2019 shows State Tax / Stamps at $13063.05. This is a fee increase of $13063.05 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.396% as the Borrower income was $20,939.73 and total expenses are in the amount of $12,172.04."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, BWR other mortgage was not included in DTI calc so we are unable to calc ATR."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8318600	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,579.78	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$986.76	4.125%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	100.811%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	34.292%	First	Final policy	Not Applicable	$8,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx latest assignment is with the lender MERS as nominee for xx, xx.
xx is an active junior mortgage against the subject property in the favor of the xx for the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx combined taxes for the year XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx:xx to the review of the servicing comments, the borrower is current with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the borrower's income was impacted due to the COVID-19. xx further details have been found. xx per the final XXXX, the borrower xx is working in  xx as an xx. manager from XX months.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 11 xx: 349 |---| -338 |----| -96.xx% xx: NA xx: xx:
xx: xx CLTV xx: 100.811%   xx: 100.810%   xx: 0.001%   xx %: 0.00100%   xx: xx used for xx: $209,900.00. xx of xx(s): $8,000.00. xx: $203,603.00. CLTV = 100.811%.   xx: xx:
xx: xx LTV (OLTV)   xx: 97.000%   xx: 96.500%   xx: 0.500%   xx %: 0.xx%   xx: xx used for xx: $209,900.00. xx: $203,603.00. CLTV = 97.000%.   xx: xx:
xx: xx: 000MMMM000000   xx: 00000000000NNNNNNNNNNNNN   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 000000MMMM000   xx: NNNNNNNNNNNNN00000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: 34.292%   xx: 34.000%   xx: 0.292%   xx %: 0.xx%   xx: xx per 1003 equals $4,416.53. xx subject property PITIA equals $1,301.52. xx other monthly payments $213.00. DTI = 34.292%.   xx: xx:
xx: xx: 349 xx: 360 xx: -11 xx %: -3.05555% xx: NA xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects following issue, "the borrower asked for FB but has been making their payments. FB is over." required documents to resolve the problem is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 1) "As per the revised scope, updated only Initial LE & Final CD hence TRID Tolerance test is incomplete."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 1) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5288198	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.22	$0.00	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$662.64	5.250%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	626	687	41.762%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment is xxomplete as no assignment has been found. xx should be with xx.
xx installment county taxes of XXXX are delinquent in the amount of $X.XX which were due on xx/xx/XXXX and good through on xx/xx/XXXX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.

xx the time of origination borrower has been retired.
xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx of xx: 23 xx: 337 |---| -314 |----| -93.xx% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: 00000000000000000000000N   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: N00000000000000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 41.762%   xx: 42.000%   xx: -0.238%   xx %: -0.xx%   xx:    xx: xx:
xx: xx: 337 xx: 360 xx: -23 xx %: -6.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and Charges That In Total Cannot Increase More Than 10% Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Points - Loan Discount Fee at $0.00, however Final CD dated xx/xx/2019 shows Points - Loan Discount Fee at $2,245.00. This is a fee increase of $2,245.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has failed Charges That In Total Cannot Increase More Than 10% Test.
Recording Fee was disclosed at $125.00 on initial LE dated xx/xx/2019 and it was disclosed at $220.00 on final CD dated xx/xx/2019. The fee increased by $95.00 which is greater than 10%."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects to the following issue, "Loan closed with Refer findings""
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing in the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21877870	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,454.68	3.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	721	44.410%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx..
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx are X state tax liens in the favor of xx of xx first in the amount of $XXX.XX which was recorded on xx/xx/XXXX and the other in the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx loan is currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx borrower xx has been working at xx as a xx for X years X months.
xx:xx:xx	xx	Affiliated Business Disclosure Missing DU/GUS/AUS	xx: xx of xx: 8 xx: 352 |---| -344 |----| -97.xx% xx: xx of xx is as audit value 8. xx: xx:
xx: xx: 00000000000   xx: 00000000NNNNNNNNNNNNNNNN   xx:    xx %:    xx:    xx: xx:
xx: xx: 00000000000   xx: NNNNNNNNNNNNNNNN00000000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 44.410%   xx: 44.280%   xx: 0.130%   xx %: 0.xx%   xx: xx-xx DTI per 1003 is as xx value 44.410%.   xx: xx:
xx: xx: 352 xx: 360 xx: -8 xx %: -2.xx% xx: xx is as audit value 352. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test, TILA Post-Consummation Revised Closing Disclosure Finance Charge Test and TILA Finance Charge Test"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Post-Consummation Revised Closing Disclosure Finance Charge Test and TILA Finance Charge Test.

The disclosed finance charge is $218,765.09 and allowed is $220,586.89 however it is undercharged by $1,821.80."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows City/County Tax/Stamps at $0.00 and State Tax/Stamps at $0.00, however Final CD dated xx/xx/2020 shows City/County Tax/Stamps at $225.00 and State Tax/Stamps at $511.50. This is a fee increase of $736.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Loan closed with excessive seller credits.
Finding: - As per Final CD dated xx/xx/2020 the amount of seller credit is $8,000.00."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Missing AUS/DU as required by guidelines"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Required Affiliated Business Disclosure missing from loan document."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.410% as the Borrower income was $6,623.21 and total expenses are in the amount of $2,941.35 per AUS/DU (Locator# XX.pdf Page#213) and its recommendation is “Approve/Eligible” at a DTI of 44.28%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45152528	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$516.10	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$667.57	3.375%	360	xx	xx	Conventional	Fixed	Purchase	91.515%	91.515%	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	756	670	41.444%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx. xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx. which was recorded on xx/xx/XXXX. xx is a junior mortgage in the amount of $xx which was recorded on xx/xx/XXXX in the favor of xx. Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXX.XX. xx prior year delinquent taxes have been found.	xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XXX,XXX.XX	xx:xx loan is currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx:xx:xx	xx	Credit Application	xx: xx of xx: 9 xx: 351 |---| -342 |----| -97.xx% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 91.515%   xx: 91.520%   xx: -0.005%   xx %: -0.00500%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 91.515%   xx: 91.520%   xx: -0.005%   xx %: -0.00500%   xx:    xx: xx:
xx: xx: 00000000000   xx: 000000000NNNNNNNNNNNNNNN   xx:    xx %:    xx:    xx: xx:
xx: xx: 00000000000   xx: NNNNNNNNNNNNNNN000000000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 41.444%   xx: 41.000%   xx: 0.444%   xx %: 0.xx%   xx:    xx: xx:
xx: xx: 351 xx: 360 xx: -9 xx %: -2.xx% xx: xx: xx:	3: Curable	* Application Missing (Lvl 3) "The Final 1003 is missing from Loan Document."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "eHP deemed loan ineligible for purchase because the loan amount was changed and eHP did not approve the new loan amount prior to closing."		* Cash out purchase (Lvl 1) "loan is Cash out purchase"	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94338771	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,752.06	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$744.76	5.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Not Applicable	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	658	Not Applicable	39.468%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.
xx active judgments or liens have been found.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.
xx the time of origination borrower has retired.
xx:xx:xx	xx	xx: xx of xx: 18 xx: 342 |---| -324 |----| -94.xx% xx: NA xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 000000000000000000   xx: 000000000000000000NNNNNN   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 000000000000000000   xx: NNNNNN000000000000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: 39.468%   xx: 39.000%   xx: 0.468%   xx %: 0.xx%   xx: NA   xx: xx:
xx: xx: 342 xx: 360 xx: -18 xx %: -5.00000% xx: NA xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Revised LE#3 dated does not reflects Transfer Taxes. However, Initial CD dated xx/xx/2020 reflects Transfer Taxes at $1,204.00. This is a fee increase of $1,204.00 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents"
* Loan does not conform to program guidelines (Lvl 3) "Full review condo, budget does not meet FNMA requirements-HOA would not increase"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 6.316% APR Threshold 5.370% Over By +0.946%."
																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 6.316% APR Threshold 5.370% Over By +0.946%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63359266	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,569.22	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$564.36	3.000%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	41.949%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx.” for the amount of $XXX,XXX.XX. xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found. xx active liens and judgments have been found against the borrower and subject property. xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year delinquent taxes have been found.	xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed. xx, the borrower is working at xx as a xx from X.XX years.
xx:xx:xx	xx	xx: xx of xx: 5 xx: 355 |---| -350 |----| -98.xx% xx: NA xx: xx:
xx: xx P&I   xx: $564.36   xx: $534.36   xx: $30.00   xx %: 5.xx%   xx: NA   xx: xx:
xx: xx: 00000   xx: 00000NNNNNNNNNNNNNNNNNNN   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 00000   xx: NNNNNNNNNNNNNNNNNNN00000   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: 41.949%   xx: 41.950%   xx: -0.001%   xx %: -0.00100%   xx: NA   xx: xx:
xx: xx: 355 xx: 360 xx: -5 xx %: -1.xx% xx: NA xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Qualified Mortgage Lending Policy Points and Fees Test: Loan data $4,006.43, Comparison data $3,965.14 and Variance $41.29."
																																																																																							* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $76,568.48. Calculated Finance Charge $76,743.48 for an under disclosed amount of $175.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, approval did not include BWR car payment. Including auto loan, DTI in excess of 100% and invalid approval. Unable to calc ATR."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84203886	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,013.08	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,069.40	2.625%	360	xx	xx	VA	Fixed	Cash Out	75.001%	75.001%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	676	Not Applicable	33.786%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for TJC xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX	xx:xx loan is currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx borrower xx C. xx employment details have not been provided.
xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx of xx: 1 xx: 359 |---| -358 |----| -99.xx% xx: xx of xx is as audit value 1 in note date xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L require MI is as not applicable   xx: xx:
xx: xx CLTV xx: 75.001%   xx: 75.000%   xx: 0.001%   xx %: 0.00100%   xx: xx CLTV xx is as audit value 75.001%   xx: xx:
xx: xx LTV (OLTV)   xx: 75.001%   xx: 75.000%   xx: 0.001%   xx %: 0.00100%   xx: xx LTV (OLTV) is as audit value 75.001%   xx: xx:
xx: xx: 0000   xx: 0NNNNNNNNNNNNNNNNNNNNNNN   xx:    xx %:    xx:    xx: xx:
xx: xx: 0000   xx: NNNNNNNNNNNNNNNNNNNNNNN0   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 33.786%   xx: 34.000%   xx: -0.214%   xx %: -0.xx%   xx: xx-xx DTI per 1003 is as audit value 33.786%.   xx: xx:
xx: xx of xx: xx consolidation   xx: xx - xx:    xx %:    xx: xx of xx is as final application in xx.   xx: xx:
xx: xx: 359 xx: 360 xx: -1 xx %: -0.xx% xx: xx is as audit value 359. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA Financing of Single Premium Credit Insurance Test. (12 CFR §1026.36 (i))This loan financed at least one single premium credit insurance. A creditor may not finance, directly or indirectly, any premiums or fees for credit insurance in connection with a consumer credit transaction secured by a dwelling (including a home equity line of credit secured by the consumer's principal dwelling)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).
One or more of the final charges exceed the comparable amount. Your total tolerance violation is $479.89."
* Loan does not conform to program guidelines (Lvl 3)     "Insured V.A. Loan-VA Refi Does not meet Ginne Mae 210 Requirement. First payment due date on prior VA loan was August 1st 2020. Subject loan closed on December 16th 2020."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Required Affiliated Business Disclosure missing by loan document."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20067410	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,679.80	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,931.54	4.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	772	Not Applicable	44.517%	First	Commitment	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	4.500%	$1,931.54	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx, and xx’ in the amount of $XXX,XXX.XX in favor of ‘xx, xx.’ which was recorded on xx/xx/XXXX under xx.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx, xx.’.
xx are two IRS liens against the borrower ‘xx’ in the total amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX and xx/xx/XXXX respectively in the favor of ‘xx of the xx-xx’.
xx is civil judgment against the borrower in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX in the favor of ‘xx xx, a xx’.
xx prior delinquent taxes have been found.
xx county taxes for XXXX have been paid off in the amount of $X,XXX.XX.
xx provided tape data of payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received in the amount of $X,XXX.XX with interest rate of X.XX% and P&I is $X,XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX but provided tape data as-of xx/xx/XXXX shows that UPB is in amount of $XXX,XXX.XX.	xx:xx:
xx
xx provided tape data of payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received in the amount of $X,XXX.XX with interest rate of X.XX% and P&I is $X,XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX but provided tape data as-of xx/xx/XXXX shows that UPB is in amount of $XXX,XXX.XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available collection comments.
xx subject property is occupied by borrower in the available collection comments.
xx comment dated xx/xx/XXXX shows that reason for default is COVID-19. xx forbearance plan has been approved to the borrower for X month which was started from xx/xx/XXXX. xx comment dated xx/xx/XXXX shows that borrower was requested forbearance plan extension up to xx/xx/XXXX. xx further details have been found.
xx per XXXX, borrower was working as ‘xx’ at ‘xx’ from X years and X months.

xx:xx:xx	xx is a xx fixed rate mortgage with P&I of $X,XXX.XX with the rate of interest X.XX% and a maturity date of the loan is xx/xx/XXXX. xx is $XXX,XXX.XX and xx balance is $XXX,XXX.XX and as per tape data the loan was modified on xx/xx/XXXX. xx seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xx tape is also providing the information regarding the latest modification.
xx: xx 1 xx per U/W xx: $7476.00 xx: $7201.00 |---| $275.00 |----| 3.xx% xx: xx 1 xx per U/W is as $7476.00 xx: xx:
xx: xx 1 xx 1 xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1432 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: 1 (xx)   xx %:    xx: xx appraisal date is as xx/xx/2019   xx: xx:
xx: xx CLTV xx: 97.000%   xx: 98.000%   xx: -1.000%   xx %: -1.00000%   xx: xx CLTV ratio percent is as 97 %   xx: xx:
xx: xx LTV (OLTV)   xx: 97.000%   xx: 98.000%   xx: -1.000%   xx %: -1.00000%   xx: xx LTV is as 97 %   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 45.489%   xx: 47.227%   xx: -1.738%   xx %: -1.xx%   xx: xx-xx DTI per 1003 is as 45.489 %   xx: xx:
xx: xx: xx: xx/xx/2049   xx:    xx %:    xx:    xx: xx:
xx: xx: 345 xx: 344 xx: 1 xx %: 0.xx% xx: xx is as 345 xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Tax Service Fee at $0.00 and Transfer Taxes at $2,129.00, however Final CD dated xx/xx/2019 shows Tax Service Fee at $93.89 and Transfer Taxes at $4,511.27. This is a fee increase of $2,382.27 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Sellers tape reflects the following issue, Income-Improperly Calculated. Income - Missing Tax Returns. Borrower's 1120S business, Toledo Enterprises, not existence for 5 years. Provide second year of complete business tax returns. The mortgage file lacked the following required documentation: 1)? 2017 personal and business tax returns. A request was made for the missing documentation. To date, however, no response has been received. The subject loan is not eligible for sale to Freddie Mac.Supporting document to validate the issue is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine borrower's ATR Borrower's 2017 Tax Returns are missing in the loan file. Unable to verify the income."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18612605	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,237.52	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$319.67	4.125%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.176%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx,
xx., in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx xx D/B/A xx.

xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX

xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx is retired person and has xx income.

xx:xx:xx	xx	xx: xx 1 xx per U/W xx: $1585.60 xx: $3343.28 |---| $-1757.68 |----| -52.xx% xx: xx: xx:
xx: xx 1 xx 1 xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1422 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 14 (xx)   xx %:    xx: xx document reflects appraisal date xx/xx/2020   xx: xx:
xx: xx CLTV xx: 97.000%   xx: 87.000%   xx: 10.000%   xx %: 10.00000%   xx: "xx used for xx: $74,500.00 xx of xx(s): $00.00 xx: $65,960.00 CLTV = 97.00%. "   xx: xx:
xx: xx LTV (OLTV)   xx: 97.000%   xx: 87.000%   xx: 10.000%   xx %: 10.00000%   xx: "xx used for xx: $74,500.00 xx: $65,960.00 CLTV = 97.000%. "   xx: xx:
xx: xx: 000000000   xx: 000000000XXX   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 000000000   xx: XXX000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.176%   xx: 49.469%   xx: -5.293%   xx %: -5.xx%   xx: xx per loan document DTI is 44.176%   xx: xx:
xx: xx: 352 xx: 351 xx: 1 xx %: 0.xx% xx: NA xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $53,510.24 Calculated Finance Charge $55,407.07 for an under disclosed amount of $1,896.83 Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Revised LE# dated xx/xx/2020 does not reflect Mortgage broker Fee. However, Initial CD dated xx/xx/2020 reflects Mortgage broker Fee at $1,649.00. This is fee increase of $1,649.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "APR test fail Loan data 4.626% and Comparison data 4.861% and Variance -0.235%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.214%, the Borrower income was $3,250.37 and total expenses are in the amount of $469.89 and + $ 996.00 the loan was underwritten by AUS/DU (Locator# XX  Page#98) and its recommendation is “Approve/Eligible” with a DTI of 44.214%"
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Seller defect shows undisclosed auto loan, lack of stability of co-BWR income resulting in inability to rely on file and calculate ATR."		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93847856	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$352.07	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$639.89	3.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	32.367%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx,
xx., in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx#xx/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.

xx per comment dated xx/xx/XXXX borrower has been impacted by xx-XX and reason for default is loss of employment. xx requested the COVID-19 forbearance plan. xx more details are available. xx the time of loan origination borrower was working as “xx” at “xx LLC”.
xx:xx:xx	xx	xx: xx 1 xx 1 xx: xx LLC xx: xx LLC |---| |----| xx: updated as per review of available docs. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1442 (xx)   xx %:    xx: updated as per review of available docs.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 3 (xx)   xx %:    xx: updated as per review of available docs.   xx: xx:
xx: xx CLTV xx: 95.000%   xx: 94.000%   xx: 1.000%   xx %: 1.00000%   xx: updated as per review of available docs.   xx: xx:
xx: xx LTV (OLTV)   xx: 95.000%   xx: 94.000%   xx: 1.000%   xx %: 1.00000%   xx: updated as per review of available docs.   xx: xx:
xx: xx: 00000   xx: 0000XXXXXXXX   xx:    xx %:    xx: updated as per review of available docs.   xx: xx:
xx: xx: 00000   xx: XXXXXXX00000   xx:    xx %:    xx: updated as per review of available docs.   xx: xx:
																																																																																				xx: xx: 356 xx: 355 xx: 1 xx %: 0.xx% xx: updated as per review of available docs. xx: xx:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88927401	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,848.08	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,701.08	4.875%	360	xx	xx	Conventional	Fixed	Purchase	88.000%	88.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx# . xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of XX/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of XX/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx” at “xx ” for XX months.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx 1 xx per U/W xx: xx: $xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1437 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 88.000%   xx: 86.000%   xx: 2.000%   xx %: 2.00000%   xx: xx per xx data, xx CLTV ratio % is 86.000%. xx, as per xx document it reflect as 88.000%.   xx: xx:
xx: xx LTV (OLTV)   xx: 88.000%   xx: 86.000%   xx: 2.000%   xx %: 2.00000%   xx: xx per xx data, xx LTV(CLTV) ratio % is 86.000%. xx, as per xx document it reflect as 88.000%.   xx: xx:
xx: xx: 00000   xx: 0000XXXXXXXX   xx:    xx %:    xx:    xx: xx:
xx: xx: 00000   xx: XXXXXXX00000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 36.058%   xx:    xx %:    xx:    xx: xx:
xx: xx: 356 xx: 355 xx: 1 xx %: 0.xx% xx: xx per xx data, xx is 355 months. xx, in xx document it reflect as 356 months. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.294%) is exceeded APOR (4.550%) by 0.744%. The APR threshold is 4.550% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.294%    Allowed: 4.550%    Over by: +0.744%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows State Tax/Stamps at $0.00, however Final CD dated xx/xx/2020 shows State Tax/Stamps at $2,111.50. This is a fee increase of $2,111.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.294%      Allowed: 4.550%     Over by: +0.744%"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower or memorialized comment by the Loan Officer."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine borrower's ATR Loan Officer provided falsified income and asset documents to qualify this borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32292556	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,602.66	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,553.03	5.250%	360	xx	xx	Conventional	Fixed	Purchase	95.337%	95.337%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	667	Not Applicable	32.383%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx,
xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx current assignment is with the lender MERS as nominee for xx, xx.
xx active liens and judgments have been found against the borrower and the property.
xx county taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.

xx:xx to the review of the servicing comments, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the latest XX months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final XXXX, the borrower xx is working in xx from XX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1454 (xx) |----| xx: xx per the latest PH, the last payment was received on xx/xx/2021. xx: xx:
xx: xx: xx/xx/2018   xx: xx/xx/2018   xx: 22 (xx)   xx %:    xx: xx per the appraisal report, the appraisal date is xx/xx/2018.   xx: xx:
xx: xx CLTV xx: 95.337%   xx: 90.000%   xx: 5.337%   xx %: 5.xx%   xx: xx per the appraisal report, the CLTV ratio percent is 95.337%.   xx: xx:
xx: xx LTV (OLTV)   xx: 95.337%   xx: 90.000%   xx: 5.337%   xx %: 5.xx%   xx: xx per the appraisal report, the LTV ratio percent is 95.337%.   xx: xx:
xx: xx: 000000000000000000000000   xx: 000000000000   xx:    xx %:    xx: xx payment history string is 000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: 000000000000   xx:    xx %:    xx: xx payment history string reversed is 000000000000000000000000.   xx: xx:
xx: xx-xx DTI per 1003   xx: 32.383%   xx: 42.685%   xx: -10.302%   xx %: -10.xx%   xx: xx close DTI per 1003 is 32.383%.   xx: xx:
xx: xx: 334 xx: 333 xx: 1 xx %: 0.xx% xx: xx per the note, the stated remaining term is 334 months. xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Occupancy misrepresentation. Subject approved as OO but is NOO. BWR has never occupied subject. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, this loan is not failing Federal, State, or local predatory lending laws. There is no assignee liability since it did not exceed those thresholds.

Charged  :  $12,355.01   Allowed  :  $8,249.62   Over By  :  +$4,105.39

This loan has also failed Qualified Mortgage Lending Policy Points and Fees Test.

																																																																																								Charged : $12,355.01 Allowed : $8,249.62 Over By : +$4,105.39"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77822883	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,876.68	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,714.99	3.850%	360	xx	xx	Conventional	Fixed	Purchase	91.000%	91.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.751%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx annual installment of county jurisdiction tax of XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for default is the borrower has been impacted by COVID-19.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1431 (xx) |----| xx: NA xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 3 (xx)   xx %:    xx: xx reflects the effective date as xx/xx/2020.   xx: xx:
xx: xx CLTV xx: 91.000%   xx: 89.000%   xx: 2.000%   xx %: 2.00000%   xx: xx used for xx: $402,000.00. xx of xx(s): $0.00. xx: $365,820.00. CLTV = 91.000%.   xx: xx:
xx: xx LTV (OLTV)   xx: 91.000%   xx: 89.000%   xx: 2.000%   xx %: 2.00000%   xx: xx used for xx: $402,000.00. xx: $365,820.00. LTV = 91.000%.   xx: xx:
xx: xx: 000000000000   xx: 00000000000X   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 000000000000   xx: X00000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 349 xx: 348 xx: 1 xx %: 0.xx% xx: NA xx: xx:	2: Acceptable with Warnings	* Fraud Report Alert (Lvl 2) "Missing UW notes clearing the Fraud Guard Alerts (Locator: XX)."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, BWR submitted altered bank statement. Unable to rely on docs to calc ATR."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 1) "As per the revised scope, updated only Initial LE & Final CD hence TRID Tolerance test is incomplete."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60522165	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,582.75	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,294.81	4.450%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	43.956%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx annual installment of combined jurisdiction tax of XXXX has been paid in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx annual installment of utility jurisdiction tax of XXXX has been paid in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1431 (xx) |----| xx: NA xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: 4 (xx)   xx %:    xx: xx reflects the effective date as xx/xx/2019   xx: xx:
xx: xx CLTV xx: 97.000%   xx: 95.000%   xx: 2.000%   xx %: 2.00000%   xx: xx used for xx: $265,000.00. xx of xx(s): $0.00. xx: $257,050.00. CLTV = 97.000%.   xx: xx:
xx: xx LTV (OLTV)   xx: 97.000%   xx: 95.000%   xx: 2.000%   xx %: 2.00000%   xx: xx used for xx: $265,000.00. xx: $257,050.00. LTV = 97.000%.   xx: xx:
xx: xx: 000000000000000000000   xx: 000000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 000000000000000000000   xx: 000000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 342 xx: 341 xx: 1 xx %: 0.xx% xx: NA xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.956% as the Borrower income was $5,000.00 and total expenses are in the amount of $2,197.82 per AUS/DU (Locator#XX pg#127) and its recommendation is “Approve/Eligible with 43.96%.”."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, BWR was not employed at closing. Income misrep via pay stubs submitted. Occupancy misrep as subject is NOO and not OO as submitted."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 1) "As per the revised scope, updated only Initial LE & Final CD hence TRID Tolerance test is incomplete."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76410388	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,882.20	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$698.49	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	22.505%	22.505%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	801	Not Applicable	25.926%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
Xst installment of combined jurisdiction tax of XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
Xnd installment of combined jurisdiction tax of XXXX is due in the amount of $X,XXX.XX which is due on xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for default is excessive obligation.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Origination Appraisal	xx: xx 1 xx per U/W xx: $4163.39 xx: $7288.39 |---| $-3125.00 |----| -42.xx% xx: xx application & AUS/DU dated xx/xx/2019 reflects xx's base income as $4163.39 and bonuses income as $3,125.00 equals total income as $7,288.39.00 xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1442 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx: xx report is not available in the loan file.   xx: xx:
xx: xx CLTV xx: 22.505%   xx: 22.000%   xx: 0.505%   xx %: 0.xx%   xx: xx used for xx: $650,888.00. xx of xx(s): $0.00. xx: $146,484.00. CLTV = 22.505%.   xx: xx:
xx: xx LTV (OLTV)   xx: 22.505%   xx: 22.000%   xx: 0.505%   xx %: 0.xx%   xx: xx used for xx: $650,888.00. xx: $146,484.00. LTV = 22.505%.   xx: xx:
xx: xx: 0000000000000000   xx: 000000000000   xx:    xx %:    xx: 000000000000000   xx: xx:
xx: xx: 0000000000000000   xx: 000000000000   xx:    xx %:    xx: 000000000000000   xx: xx:
xx: xx: 347 xx: 346 xx: 1 xx %: 0.xx% xx: NA xx: xx:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing in loan file."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, undisclosed mortgage may push DTI to over 70%. Unable to rely on docs in file and calc ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12622893	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,007.09	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$397.32	3.375%	360	xx	xx	VA	Fixed	Purchase	103.300%	103.300%	Full Documentation	Not Applicable	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	27.869%	First	Commitment	Not Applicable	Not Applicable	05/01/2016	$87,462.60	Not Applicable	2.000%	$299.23	05/01/2016	Financial Hardship	xx title report dated xx/xx/XXXX shows that the mortgage was originated on xx/xx/XXXX with xx (borrower) and (lender) xx , in the amount of $XX,XXX. xx subject mortgage was recorded on xx/xx/XXXX with the instrument # xx.
xx chain of the assignment has been completed. xx current assignment is with xx, .
xx is a civil judgment in the amount of $XX,XXX.XX in favor of xx, , a limited liability company.
xx annual installments of combined taxes for the year of XXXX have been paid in the amount of $XXXX.XX. xx current ownership is vested in the name of xx (borrower).

xx review of the payment history shows that, the borrower is currently delinquent from more than X months and the next due date is for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX, in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XX,XXX.XX. xx P&I is $XXX.XX and PITI is $XXX.XX, with the interest rate of X%.

xx:xx review of comment history shows that the loan is in collection. xx property is owner occupied. xx damage or repair to the property has been found. xx per comment history dated xx/xx/XXXX, the borrower's reason for default is reduced working hours because of covid XX.
xx last payment was received on xx/xx/XXXX, in the amount of $XXX.XX, which was applied for xx/xx/XXXX.  xx UPB stated in the payment history is $XX,XXX.XX. xx P&I is $XXX.XX and PITI is $XXX.XX, with the interest rate of X %.
xx per comment dated xx/xx/XXXX, the forbearance plan was started on xx/xx/XXXX. xx per comment dated xx/xx/XXXX and xx/xx/XXXX, the FB plan has been extended for X months till xx/xx/XXXX. xx per comment dated xx/xx/XXXX, CARES xx expiring forbearance. xx more information has been found regarding forbearance plan.

xx:xx:xx	xx modification agreement was done on xx/xx/XXXX. xx reason for modification is financial hardship.
xx per the modified terms, the new unpaid principle balance is $XX,XXX.XX out of which, the borrower promises to pay the interest bearing amount of $XX,XXX.XX at the interest rate of X% with the modified P&I of $XXX.XX.
xx first payment date was due on xx/xx/XXXX and the new maturity date is xx/xx/XXXX.
xx is no deferred balance has been stated.
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx: xx: xx: xx, 60-119 xx |---| |----| xx: xx discrepancies. xx: xx:
xx: xx of xx: xx/xx/2016   xx: xx/xx/2016   xx: 38 (xx)   xx %:    xx: doc date of mod is xx/xx/2016.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 24 (xx)   xx %:    xx: xx plan start date is not available.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2020   xx: 124 (xx)   xx %:    xx: xx last payment received date is xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: amortization type is step.   xx: xx:
xx: xx: xx/xx/2013   xx: xx/xx/2013   xx: -63 (xx)   xx %:    xx: xx date is xx/xx/2013.   xx: xx:
xx: xx CLTV xx: 103.300%   xx: 79.000%   xx: 24.300%   xx %: 24.xx%   xx: xx discrepancies.   xx: xx:
xx: xx LTV (OLTV)   xx: 103.300%   xx: 79.000%   xx: 24.300%   xx %: 24.xx%   xx: xx discrepancies.   xx: xx:
xx: xx: 3.xx%   xx: 2.00000%   xx: 1.xx%   xx %: 1.xx%   xx: stated rate is 3.375%   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx pay history string is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx pay history string is xx.   xx: xx:
xx: xx: xx: xx	2: Acceptable with Warnings	* ComplianceEase RESPA Test Failed (Lvl 2) "This loan failed the Good Faith Estimate disclosure date test.
The loan was audited under the "New Pre-Close or Post-Close Audit" selection from the ComplianceAnalyzer menu, and
The loan has a Good Faith Estimate disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); or
The Good Faith Estimate disclosure date is after the closing date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the initial TIL disclosure date test, TILA APR Test and Loan Origination Fee Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The annual percentage rate (APR) is 4.290%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     ""The truth in lending disclosure is missing from the loan file. ""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Moderate	Not Covered	Fail	Fail	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61233610	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,204.84	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,144.86	4.250%	360	xx	xx	Conventional	Fixed	Purchase	79.707%	79.707%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	39.569%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xnd  installment taxes for the year of XXXX have been due in the amount of $XXXX.XX.
 xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:
xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is xx obligation. xx per the comment dated xx/xx/XXXX, the RFD is curtailment of income. xx borrower was offered X months DB plan that began from xx/xx/XXXX. xx further details have been found. xx borrower xx has been working at xx as a xx for X months.

xx:xx:xx	xx	Notice of Servicing Transfer	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 42 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2016   xx: xx/xx/2016   xx: 24 (xx)   xx %:    xx: xx reflects the appraised date as xx/xx/2016.   xx: xx:
xx: xx CLTV xx: 79.707%   xx: 63.000%   xx: 16.707%   xx %: 16.xx%   xx: xx used for xx: $547,000. xx of xx(a): $00000. xx: $436,000. CLTV = 79.707%.   xx: xx:
xx: xx LTV (OLTV)   xx: 79.707%   xx: 63.000%   xx: 16.707%   xx %: 16.xx%   xx: xx used for xx: $547,000. xx: $436,000. LTV = 79.707%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 307 xx: 306 xx: 1 xx %: 0.xx% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE Risk indicator is "Moderate" since this loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $2,328.00 on final CD dated xx/xx/2016.
The initial LE dated xx/xx/2016 reflects the Non-specific Lender Credit as $2,328.00 but the final CD dated xx/xx/2016 reflected it as $0.00. There is a decreased in Non-specific Lender Credit on final CD in the amount of $2,328.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $2,328.00 on final CD dated xx/xx/2016.
The initial LE dated xx/xx/2016 reflects the Non-specific Lender Credit as $2,328.00 but the final CD dated xx/xx/2016 reflected it as $0.00. There is a decreased in Non-specific Lender Credit on final CD in the amount of $2,328.00"	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "A copy of Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, BWR income misrepresentation at closing. No further details provided. Unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49137506	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,032.94	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,291.92	3.500%	360	xx	xx	Conventional	Fixed	Purchase	76.928%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	41.093%	First	Final policy	Not Applicable	$86,728.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx is a junior mortgage in the amount of $xx which was recorded on xx/xx/XXXX in the favor of xx of xx.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is xx to be determined.
xx comments have been found stating the borrower’s income was impacted by xx. xx borrower xx has been working at xx as  xx - xx for X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx 1 xx 1 xx: xx: xx |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx has been xx.   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1445 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 5 (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2020.   xx: xx:
xx: xx CLTV xx: 90.000%   xx: 76.000%   xx: 14.000%   xx %: 14.00000%   xx: xx used for xx:   xx: xx:
xx: xx LTV (OLTV)   xx: 76.928%   xx: 76.000%   xx: 0.928%   xx %: 0.xx%   xx: xx used for xx:   xx: xx:
xx: xx: 00000000000   xx: 0000000000XX   xx:    xx %:    xx:    xx: xx:
xx: xx: 00000000000   xx: XX0000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: 350 xx: 349 xx: 1 xx %: 0.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $150.00 on final CD dated xx/xx/2020.
An initial LE dated xx/xx/2020 reflects the Attorney Fee as $195.00, however, the final CD reflected it as $345.00. There is a total fee increased of $150.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $150.00 on final CD dated xx/xx/2020.
An initial LE dated xx/xx/2020 reflects the Attorney Fee as $195.00, however, the final CD reflected it as $345.00. There is a total fee increased of $150.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The executed copy of Rate Lock agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, seller income not consistent enough to rely on for approval. Income docs submitted do not provide support for income calculation. Unable to rely on income to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35427562	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,303.80	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,446.67	3.700%	360	xx	xx	VA	Fixed	Refinance	Not Applicable	Not Applicable	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx, xx.” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX.xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx per the comment dated xx/xx/XXXX, the subject property is located in FEMA disaster moratorium declared on coronavirus diseases XXXX pandemic and the comment dated xx/xx/XXXX, FEMA moratorium has been expired. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is employment details are unable to be determined.

xx:xx:xx	xx	Credit Report Origination Appraisal	xx: xx 1 xx 1 xx: xx: xx |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1446 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: xx: 99.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: xx: 99.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000   xx: 000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000   xx: 000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 78.277%   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx rate or term   xx: xx in xx/xx:    xx %:    xx:    xx: xx:
xx: xx: 344 xx: 343 xx: 1 xx %: 0.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Credit Report Fee at $22.00, however Final CD dated xx/xx/2019 shows Credit Report Fee at $22.30. This is a fee increase of $0.30 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Guideline Violation-VA/GNMA Refinance Seasoning Violation. new ln# 9754470756."	* Missing Appraisal (Lvl 2) "Appraisal report is missing in loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5038162	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,294.97	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$312.43	3.875%	360	xx	xx	FHA	Fixed	Cash Out	72.220%	72.220%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	517	Not Applicable	48.677%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx#xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of XX/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of XX/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx” at “xx LLC” for XX months.
xx:xx:xx	xx	xx: xx 1 xx per U/W xx: $2779.00 xx: $3332.00 |---| $-553.00 |----| -16.xx% xx: NA xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1445 (xx)   xx %:    xx:    xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx: xx application and 1008 reflects the xx type is FHA.   xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: 8 (xx)   xx %:    xx: xx date is xx/xx/2019.   xx: xx:
xx: xx CLTV xx: 72.220%   xx: 69.000%   xx: 3.220%   xx %: 3.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 72.220%   xx: 69.000%   xx: 3.220%   xx %: 3.xx%   xx: "xx used for xx: $92,000.00 xx: $66,442.00 CLTV = 72.220%. "   xx: xx:
xx: xx: 0000000000012   xx: 0000000002XX   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: XX2000000000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 48.677%   xx: 44.679%   xx: 3.998%   xx %: 3.xx%   xx: NA   xx: xx:
xx: xx of xx: xx - xx: xx consolidation   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 348 xx: 347 xx: 1 xx %: 0.xx% xx: NA xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Revised LE#3 dated xx/xx/2019 reflect Credit report Fee at $22.00. However Initial CD dated xx/xx/2020 Credit report Fee at $22.30.Valid COC is missing from the loan files."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.657%, the Borrower income was $2,779.00 and total expenses are in the amount of $577.72 + $775.00 and the loan was underwritten by AUS/DU (Locator# XX.pdf Pg#Page#221) and its recommendation is “Approve/Eligible” with a DTI of 48.657%"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.657%, the Borrower income was $2,779.00 and total expenses are in the amount of $577.72 + $775.00 and the loan was underwritten by AUS/DU (Locator# XX.pdf Pg#Page#221) and its recommendation is “Approve/Eligible” with a DTI of 48.657%"
																																																																																								* Loan does not conform to program guidelines (Lvl 2) "Seller tape data reflects, "Uninsurable - See Uninsurable reason. ZFHA Invalid / Manual U/W not Allowed." Supporting documents to validate the issue is missing from the Loan Documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99685505	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,403.10	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,405.45	2.875%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	643	Not Applicable	54.005%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx M. xx’ which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘xx, xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx, xx’.
xx prior delinquent taxes have been found.
xx active judgments/liens have been found against the subject property/owner/borrower.
xx county taxes for XXXX have been paid off in the amount of $XXXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx visible damages/repairs have been found.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx subject property is occupied by owner.
xx per XXXX, borrower was working as ‘xx’ at ‘xx ’ from X years and X months.

xx:xx:xx	xx	Final Title Policy	xx: xx 1 xx per U/W xx: $xx: $xx |---| $-1586.00 |----| -15.xx% xx: NA xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1458 (xx)   xx %:    xx: NA   xx: xx:
xx: xx CLTV xx: 98.189%   xx: 96.000%   xx: 2.189%   xx %: 2.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 96.000%   xx: 2.189%   xx %: 2.xx%   xx: "xx used for xx: $350,000.00 xx: $338,751.00. CLTV = 98.189%. "   xx: xx:
xx: xx: 00000   xx: 00000XXXXXXX   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 00000   xx: XXXXXXX00000   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 356 xx: 355 xx: 1 xx %: 0.xx% xx: NA xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated xx/xx/2020. Initial CD dated xx/xx/2020 reflects Transfer Taxes at $1,362.00. However, Final CD dated xx/xx/2020 reflects Transfer Taxes at $5,765.10. This is a fee increase of $4,403.10 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape data reflects following issue "Uninsurable - See Uninsurable reason." No proof is available to validate the issue."
* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "Final Title Policy is missing from the loan documents. However Title Commitment is available at WALCOTT 9707209699.pdf Pg #454"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 3.924% APR Threshold 4.210% Over By - 0.286%."
																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.932%, the Borrower income was $10,338.00 and total expenses are in the amount of $2,172.97 + $ 3,409.00 and the loan was underwritten by AUS/DU (Locator# XX.pdf Page#102) and its recommendation is “Approve/Eligible” with a DTI of 51.932%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74950816	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,981.56	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$850.80	3.625%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	625	644	47.399%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.
xx is a civil judgment open against the borrower in the favor of xx of xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.
xx to collection comment, no damages or repairs have been found.
xx the time of origination borrower was working as xx at “xx” for X years X months.
xx:xx:xx	xx	Notice of Servicing Transfer	xx: xx #2 xx: xx: xx |---| |----| xx: xx: xx:
xx: xx 1 xx 1 xx: xx: xx xx   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1456 (xx)   xx %:    xx:    xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: 5 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 98.188%   xx: 102.000%   xx: -3.812%   xx %: -3.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 102.000%   xx: -3.812%   xx %: -3.xx%   xx:    xx: xx:
xx: xx: 00000000000000   xx: 000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: 00000000000000   xx: 000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: 347 xx: 346 xx: 1 xx %: 0.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Transfer Taxes at $2,356.00, however Final CD dated xx/xx/2019 shows Transfer Taxes at $2,356.22. This is a fee increase of $0.22 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects following issue, "The loan is uninsurable. Case Binder Required Document Missing""	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure to the Borrower(s) on LE dated 11/21/19 discloses the loan will not be transferred and the originator will service the loan."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.399% as the Borrower income was $4,329.79 and total expenses are in the amount of $2,052.26 per AUS/DU (Locator#XXpdf page #185) and its recommendation is “Approve/Eligible” at a DTI of 47.40%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13880487	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,950.04	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,388.15	3.625%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	633	633	50.002%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx, xx. with xx#xx.

xx chain of assignment has been completed; currently the assignment is with originated lender MERS as nominee for xx, xx.

xx are three xx of xx (xx) against the borrower in the favor xx of xx which was recorded on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX(prior to subject mortgage).

xx are two state tax liens against the borrower in the favor of xx of the xx of xx in the combined amount of $X,XXX.XX which was recorded on xx/xx/XXXX and xx/xx/XXXX (prior to subject mortgage).

Xnd installment of county taxes of XXXX have been due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
 xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx per the collection comment dated xx/xx/XXXX, the xx FEMA xx was declared on xx/xx/XXXX for xx XXXX pandemic which started on xx/xx/XXXX. xx, unable to determine whether the borrower’s income has been affected by xx-XX from available collection comments.
xx, the borrower is working at the xx as a xx from X.X years.

xx:xx:xx	xx	Mortgage Insurance Notice of Servicing Transfer	xx: xx 1 xx per U/W xx: $6734.70 xx: $5044.70 |---| $1690.00 |----| 33.xx% xx: NA xx: xx:
xx: xx 1 xx 1 xx: xx: xx of xx:    xx %:    xx: xx per the 1003, the borrower 1 current employer is xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 36 (xx)   xx %:    xx: xx to the payment history as of xx/xx/2021, the last payment was received on xx/xx/2021.   xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx: xx per xx data ,xx type is xx. xx documents reflects as FHA.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 26 (xx)   xx %:    xx: xx per xx data ,xx is xx/xx/2020 .xx documents reflects as xx/xx/2020.   xx: xx:
xx: xx CLTV xx: 98.189%   xx: 97.000%   xx: 1.189%   xx %: 1.xx%   xx: xx used for xx: $310,000. xx of xx(s): $0. xx: $304,385. CLTV = 98.189%.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 97.000%   xx: 1.189%   xx %: 1.xx%   xx: xx used for xx: $310,000.xx: $304,385. LTV = 98.189%.   xx: xx:
xx: xx: 00000000000   xx: 0000000000XX   xx:    xx %:    xx: xx per the payment history, the string is 00000000000.   xx: xx:
xx: xx: 00000000000   xx: XX0000000000   xx:    xx %:    xx: xx per the latest payment history, the string reversed is 00000000000.   xx: xx:
xx: xx-xx DTI per 1003   xx: 49.379%   xx: 49.378%   xx: 0.001%   xx %: 0.00100%   xx: xx per xx data ,xx DTI is 49.378%.xx documents reflects as 49.379%.   xx: xx:
xx: xx: 350 xx: 349 xx: 1 xx %: 0.xx% xx: xx per xx data ,xx term of loan is 349 months.xx it reflects 350 months. xx: xx:	4: Unacceptable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 4) "CE Risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.02% as the Borrower’s income is $6,734.70 and total expenses are in the amount of $3,325.50 and the loan was underwritten by AUS/DU (Locator#XX (1).pdf Page#123) and its recommendation is “Refer/Eligible” and DTI is showing in it as 49.38%."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.02% as the Borrower’s income is $6,734.70 and total expenses are in the amount of $3,325.50 and the loan was underwritten by AUS/DU (Locator#XX(1).pdf Page#123) and its recommendation is “Refer/Eligible” and DTI is showing in it as 49.38%."	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan is uninsurable since the ZFHA is invalid / Manual U/W is not allowed."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of Servicing Transfer disclosure is missing from the loan file."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41474720	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,816.76	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,793.61	2.750%	360	xx	xx	VA	Fixed	Refinance	Not Applicable	Not Applicable	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found; however, the current assignment is with the lender MERS as nominee for xx.
xx active liens and judgments have been found against the borrower and the property.
xx county taxes for the year XXXX have been paid and second installment taxes are due on xx/xx/XXXX each in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx:xx to the review of the servicing comments, the borrower is performing with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final XXXX, the borrower xx is working at xx as a xx president for XX months.

xx:xx:xx	xx	Origination Appraisal	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1429 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: xx: 85.000%   xx:    xx %:    xx: NA.   xx: xx:
xx: xx LTV (OLTV)   xx: xx: 85.000%   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 00000000000   xx: 0000000000XX   xx:    xx %:    xx:    xx: xx:
xx: xx: 00000000000   xx: XX0000000000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 0.000%   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 350 xx: 349 xx: 1 xx %: 0.xx% xx: xx per the note terms, the stated remaining term is 350. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TILA PCCD coverage conflict validation test. The loan contains multiple disclosures, including a Post Consummation Closing Disclosure, and the data required for determining TILA coverage conflicts between the PCCD and the last disclosure given at or prior to consummation."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the late charges test. The loan provides for a late charge that exceeds 4%. A late charge may be collected on any installment received more than 15 days after its due date, provided the loan instruments contain a provision for a late charge. The late charge may not be more than 4% of any installment.

2. This loan failed the grace period test. The loan does not provide a grace period of at least 15 days before assessing a late charge. A late charge may be collected on any installment received more than 15 days after its due date, provided the loan instruments contain a provision for a late charge."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "1. This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located.

2. This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan is a VA IRRRL. The subject loan was violated Refinance Seasoning Rule - The first payment due date reflects in Note as xx/xx/2019, the loan being refinanced would have been seasoned on Mxx 30 2020 (211 days); however; the loan was closed on xx/xx/2019. VA Circular 26-20-16, dated April 20,2020 states, there is no cure for loan seasoning violations therefore; an indemnification agreement for the life of the loan holding VA harmless against any and all claims associated with the VA guaranty is allowed."	* Missing Appraisal (Lvl 2) "Appraisal report is missing in loan file."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29009646	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,226.32	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,350.04	4.125%	360	xx	xx	FHA	Fixed	Refinance	98.431%	98.431%	Streamline Refinance	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx.

xx is no chain of assignment as the subject mortgage is with the original lender.

xx active judgments or liens have been found against the borrower/subject property.

xx combined Xst installment taxes for the year XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and Xnd installment taxes are due in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx comments have been found regarding the subject property condition. xx, the borrower is working with xx as xx.
xx:xx:xx	xx	Origination Appraisal Right of Rescission	xx: xx 1 xx 1 xx: xx: xx schools |---| |----| xx: NA xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1431 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx: xx reflects the mortgage type is FHA.   xx: xx:
xx: xx CLTV xx: 98.431%   xx: 94.000%   xx: 4.431%   xx %: 4.xx%   xx: xx CLTV ratio is 98.431%.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.431%   xx: 94.000%   xx: 4.431%   xx %: 4.xx%   xx: xx LTV (OLTV) ratio is 98.431%.   xx: xx:
xx: xx: 0000000000000000   xx: 000000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 0000000000000000   xx: 000000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 20.000%   xx:    xx %:    xx: UA   xx: xx:
xx: xx: 345 xx: 344 xx: 1 xx %: 0.xx% xx: NA xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape data reflects following issue, "Uninsurable - See Uninsurable reason." No proof is available to validate the issue."
* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 5.167% APR Threshold 4.910% Over By +0.257%."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 5.167% APR Threshold 4.910% Over By +0.257%."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing in loan file."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70280660	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,254.00	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$565.50	3.625%	360		xx	xx		Conventional	Fixed		Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	33.489%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx-xx and xx T. xx’ in the amount of $XXX,XXX.XX in favor of ‘xx, xx dba xx’ which was recorded on xx/xx/XXXX under xx# xx.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx, xx dba xx’.
xx active judgments/liens have been found against the subject property/owner.
xx prior delinquent taxes have been found.
xx tax amount is $X,XXX.XX.

xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX.xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX.xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available collection comments.
xx per XXXX, borrower was working as ‘xx’ at ‘xx’ for XX months.
xx servicing comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx-XX reviewed has not been performed.

xx:xx:xx	xx	Credit Report	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: MI not required on the loan. xx: xx:
xx: xx-xx DTI per 1003   xx: 33.489%   xx: 55.116%   xx: -21.627%   xx %: -21.xx%   xx: as per 1008 application doc & calculated DTI reflect 33.489   xx: xx:
xx: xx-xx per 1003   xx: 18.813%   xx: 30.963%   xx: -12.150%   xx %: -12.xx%   xx:    xx: xx:
xx: xx: 359 xx: 358 xx: 1 xx %: 0.xx% xx: xx per note doc remaining term reflects 359. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has an actual qualified mortgage DTI of 55.116%, the Borrower income was $3,610.25 and total expenses are in the amount of $1989.84 and the loan was underwritten by AUS/DU (Locator# XX PG 491) and its original recommendation is “Approve/Eligible” with a DTI of 33.49%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."
																																																																																							* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "ComplianceEase risk indicator is Moderate due to this loan failed the Pennsylvania license validation test."		* Missing credit report (Lvl 1) "Credit Report Is Missing"	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88675653	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,625.00	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,642.08	2.250%	360	xx	xx	FHA	Fixed	Refinance	97.634%	97.634%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	32.509%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx C. xx and xx’ in the amount of $XXX,XXX.XX in favor of ‘xx, xx dba xx, a xx’ which was recorded on xx/xx/XXXX under xx# xx.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx, xx dba xx, a xx’.
X. xx are X state taxes against the subject mortgage in the total amount of $X,XXX.XX which was recorded on xx/xx/XXXX, xx/xx/XXXX, xx/xx/XXXX respectively in the favor of ‘xx tax xx of the county of xx, xx ’.
X. xx is IRS lien against the subject mortgage in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX in the favor of ‘xx of the xx - xx’.
X. xx is civil judgment against the subject mortgage in the amount of $X.XX which was recorded on xx/xx/XXXX in the favor of ‘xx of xx’.
xx active judgments/liens have been found against the subject property/owner.
xx prior delinquent taxes have been found.
xx county taxes for XXXX (Xst installment) have been paid off $XXX.XX.
xx county taxes for XXXX (Xnd installment) have been due in the amount of $X,XXX.XX.
xx county taxes for XXXX (Xst installment) have been paid off $XXX.XX.
xx county taxes for XXXX (Xnd installment) have been due in the amount of $XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX.xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX  with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX.xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available collection comments.
xx per XXXX, borrower was working at ‘xx’ as ‘xx’ from XX years and X month.
xx servicing comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx-XX reviewed has not been performed.

xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: 97.634%   xx: 95.955%   xx: 1.679%   xx %: 1.xx%   xx: xx used for xx: $440,000.00. xx of xx(s): $0.00. xx: $429,588.00. CLTV = 97.634%.   xx: xx:
xx: xx LTV (OLTV)   xx: 97.634%   xx: 95.955%   xx: 1.679%   xx %: 1.xx%   xx: xx used for xx: $440,000.00. xx: $429,588.00. LTV = 97.634%.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx and xx DU reflect xx in xx/xx. xx(s) received no cash back at closing and paid off no liabilities. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue," Uninsurable by FHA." Supporting documents to validate the issue is missing from the loan documents."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan file"		* Borrower Identity Missing (Lvl 1) "Borrower's photo ID (Driving License) provided in the file has been expired and details on copy of passport are not visible properly."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13159500	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,221.90	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$591.04	3.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	738	Not Applicable	36.188%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx DBA xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx DBA xx.
xx active judgments or lien have been found against the borrower or subject property
xx delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the payments. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is currently performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the payments. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.
xx per the final XXXX the borrower is a self-employed and working as realtor at “xx/xx RE” from X years and X months.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A. xx: xx:
xx: xx-xx DTI per 1003   xx: 36.188%   xx: 37.152%   xx: -0.964%   xx %: -0.xx%   xx: xx-close DTI as per 1003 is 36.188%.   xx: xx:
xx: xx-xx per 1003   xx: 16.825%   xx: 13.347%   xx: 3.478%   xx %: 3.xx%   xx: xx-close xx as per 1003 is 16.825%.   xx: xx:
																																																																																				xx: xx: 357 xx: 356 xx: 1 xx %: 0.xx% xx: xx remaining term months 357 months. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67085633	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,724.87	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$387.30	3.500%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	708	Not Applicable	43.523%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx DBA xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with the book/page #xx/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx DBA xx.
xx active judgments or lien have been found against the borrower or subject property
xx delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the payments. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is currently performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the payments. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX
xx per the final XXXX the borrower is a self-employed at “xx.” from XX years and X months.

																																																																																	xx:xx:xx	xx		xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A. xx: xx: xx: xx: 358 xx: 357 xx: 1 xx %: 0.xx% xx: xx remaining term months are 358 months. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Per tape, "calculated income incorrectly from PL." Subject is NOO and not subject to ATR/QM rules."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.52% as the Borrower income was $15,029.49 and total expenses are in the amount of $6,541.30 per AUS/DU (xx 01012011263707 xx, xx 20210323 .pdf Page#616) and its recommendation is “Approve/Eligible with 43.52%.”."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16482503	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$485.17	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$344.77	3.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	778	788	55.209%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx, xx dba xx” for the amount of $XX,XXX.XX.
xx chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx the borrower is working at xx as a xx from X.X years.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: $xx: $xx: $xx %: 10.00000%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 42.257%   xx: 54.135%   xx: -11.878%   xx %: -11.xx%   xx:    xx: xx:
xx: xx-xx per 1003   xx: 4.253%   xx: 16.537%   xx: -12.284%   xx %: -12.xx%   xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2051 xx: xx/xx/1951 xx: xx (xx) xx %: xx: xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Per tape, subject has P&L issue with either income or documentation; unable to determine from file. Property is NOO and not subject to ATR/QM rules."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47867102	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,049.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$870.41	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	57.971%	57.971%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	716	Not Applicable	36.563%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx, xx dba xx” for the amount of $XXX,XXX.XX.
xx is an active mortgage prior to the subject xx, in the favor of xx recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and due in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx the borrower is working at US xx as a xx from XX.X years.

xx:xx:xx	xx	Origination Appraisal Right of Rescission	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx-xx DTI per 1003   xx: 36.563%   xx: 43.077%   xx: -6.514%   xx %: -6.xx%   xx: xx-xx DTI per 1003 is as 43.064 %   xx: xx:
xx: xx-xx per 1003 xx: 17.823% xx: 20.998% xx: -3.175% xx %: -3.xx% xx: xx-xx housing ratio per 1003 is as 21.002% xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2021 shows Appraisal Fee at $395.00, however Final CD dated xx/xx/2021 shows Appraisal Fee at $660.00. This is a fee increase of $265.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing Appraisal (Lvl 3)     "Original Appraisal Is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right to Rescission is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""Unable to determine borrower's ATR as borrower was not employed at the time of closing." BWR may now be retired per tape but no documentation in file for income calc."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31080287	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,890.04	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$463.32	3.375%	360	xx	xx	Conventional	Fixed	Refinance	56.043%	56.043%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	742	Not Applicable	40.954%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx, xx dba xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx the borrower is working at xx. as a xx/ xx from X.X years.

																																																																																	xx:xx:xx	xx	Hazard Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx: xx: xx-xx DTI per 1003 xx: 42.239% xx: 57.934% xx: -15.695% xx %: -15.xx% xx: xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "This is a Investment loan no QM rules are applied. Tape data states "incorrect income calculation""	* Missing proof of hazard insurance (Lvl 2) "Hazard insurance is missing from loan document."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70357480	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	Unavailable	Unavailable	12/31/2024	Not Applicable	Yes	Borrower is Contesting Foreclosure	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$445.47	4.000%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2020	$114,785.76	Not Applicable	4.500%	$516.03	05/01/2020	Financial Hardship	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with xx, N.A.
xx chain of assignment has been completed as currently the assignment is with xx, recorded on xx/xx/XXXX.
xx active judgments or liens have been found pending.
xx;
xx tax report is attached with UT.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.	xx:xx collection comments and payment history shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.
xx modification agreement was made between the borrower xx and lender xx on the effective date of xx/xx/XXXX.
xx borrower promises to pay the new unpaid principal balance of $XXX,XXX.XX starting from the first payment date of xx/xx/XXXX till the maturity date of xx/xx/XXXX with the interest rate of X.XXX% and P&I of $XXX.XX.
xx process was put on litigation hold. xx more details have been found regarding the foreclosure activity.
xx borrower has not filed bankruptcy yet.
xx BPO report dated xx/xx/XXXX available in the loan file located at (xx) shows that the subject property is occupied by owner. xx subject property is in average condition. xx visible damages or repairs have been observed on the subject property.
xx:xx process was put on litigation hold. xx more details have been found regarding the foreclosure activity.
xx:xx	xx modification agreement was made between the borrower xx and lender xx on the effective date of xx/xx/XXXX.
xx borrower promises to pay the new unpaid principal balance of $XXX,XXX.XX starting from the first payment date of xx/xx/XXXX till the maturity date of xx/xx/XXXX with the interest rate of X.XXX% and P&I of $XXX.XX.	Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx: xx: xx: xx |---| |----| xx: xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2020   xx: xx/xx/2020   xx: -117 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $0.27   xx %: 0.00028%   xx:    xx: xx:
xx: xx of xx: xx rate or term   xx: xx in xx/xx:    xx %:    xx:    xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for TILA APR Test and ROR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 4.072%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30848648	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,651.80	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,078.72	2.875%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	666	Not Applicable	35.950%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx K. xx’ in the amount of $XXX,XXX.XX in favor of ‘xx xx’ which was recorded on xx/xx/XXXX under xx# xx.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx xx’.
xx active judgments/liens have been found against the subject property/owner.
xx prior delinquent taxes have been found.
xx county taxes for XXXX (Xst installment) have been paid off in the amount of $XXX.XX.
xx county taxes for XXXX (Xnd installment) have been due in the amount of $XXX.XX.

xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $XXXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $XXXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx visible damages/repairs have been found.
xx evidences have been found regarding BK case and foreclosure process.
xx has not been modified since origination.
xx per XXXX, borrower is working as ‘xx manager’ at ‘xx’ from X years and XX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| -3 (xx) |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -6 (xx)   xx %:    xx: xx per xx data, xx doc date is xx/xx/2021. xx, in xx document it reflect xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 35.883%   xx: 35.950%   xx: -0.067%   xx %: -0.06700%   xx: xx per xx data, xx-xx DTI per 1003 is 35.950%. xx, in 1003 document it reflect as 35.883%.   xx: xx:
xx: xx-xx per 1003 xx: 28.047% xx: 28.110% xx: -0.063% xx %: -0.06300% xx: xx per xx data, xx-close xx-xx housing ratio per 1003 is 28.110%. xx, in 1003 document it reflect as 28.047%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE result is Moderate as this loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test

The disclosed finance charge is $130,320.17 and allowed is $133,850.97 however it is undercharged by $3,530.80."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Initial CD is missing in the loan file."
* Document(s) Required by AUS Missing from Loan file (Lvl 3)     "AUS/DU is missing in the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Borrower is delinquent and reinstatement interest was included in payoff which is not allowed."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower or memorialized comment by the Loan Officer."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35577068	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,684.51	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,515.83	2.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	Yes	727	Not Applicable	44.180%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under instru# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx xx.
xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx” at “HM xx” for X months.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| -1 (xx) |----| xx: updated as per review of available docs. xx: xx:
xx: xx-xx DTI per 1003   xx: 44.180%   xx: 4418.000%   xx: -4373.820%   xx %: -4373.xx%   xx: updated as per review of available docs.   xx: xx:
xx: xx-xx per 1003   xx: 30.775%   xx: 30.770%   xx: 0.005%   xx %: 0.00500%   xx: updated as per review of available docs.   xx: xx:
xx: xx: 2 xx: xx: xx %: xx: updated as per review of available docs. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the revised closing disclosure delivery date test (waiting period required)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is $217,035.89. The disclosed finance charge of $192,227.29 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA APR test. The annual percentage rate (APR) is 3.711%. The disclosed APR of 3.134% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge is $217,035.89. The disclosed finance charge of $192,227.29 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA APR test. The annual percentage rate (APR) is 3.711%. The disclosed APR of 3.134% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $516.64 on PCCD dated xx/xx/2020. There is a total fee increased of $516.64 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the HO3 showed a 2 unit but the flood showed SFR. Also need the stand-alone policy on the detached garage."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock agreement is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.180% as the Borrower’s income is $7,400.00 and total expenses are in the amount of $3,269.35 and the loan was underwritten by AUS/DU (Locator#XX loan file.pdf Page#80) and its recommendation is “Approve/Eligible” and DTI is showing in it as 44.18%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8233034	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,309.56	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,359.92	3.125%	360	xx	xx	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	52.800%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx and xx w. xx’ in the amount of $XXX,XXX.XX in favor of ‘xx’ which was recorded on xx/xx/XXXX under xx# xx.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx’.
xx active judgments/liens have been found against the subject property/owner.
xx prior delinquent taxes have been found.
xx combined taxes for XXXX have been paid off in the amount of $X,XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided tape data of payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx visible damages/repairs have been found.
xx evidences have been found regarding BK case and foreclosure process.
xx has not been modified since origination.
xx per XXXX, borrower is working as ‘xx ’ at  xx’ from X years and X months.
xx servicing comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx COVID-19 review has not been performed.

xx:xx:xx	xx	xx: xx CLTV xx: 81.400% xx: 80.000% |---| 1.400% |----| 1.xx% xx: "xx used for xx: $390,000.00 xx of xx(s): $00.00 xx: $317,460.00 CLTV = 81.400%. " xx: xx:
xx: xx LTV (OLTV) xx: 81.400% xx: 80.000% xx: 1.400% xx %: 1.xx% xx: "xx used for xx: $390,000.00 xx: $317,460.00 CLTV = 81.400%. " xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Closed with an Expired ID that he cant get renewed due to COVD"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.776%, the Borrower income was $8,774.13 and total expenses are in the amount of $2,054.39 and $2,578.34 the loan was underwritten by AUS/DU (Locator#XX Pg# Page#204) and its recommendation is “Approve/Eligible” with a DTI of 52.776%"
																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.776%, the Borrower income was $8,774.13 and total expenses are in the amount of $2,054.39 and $2,578.34 the loan was underwritten by AUS/DU (XX) and its recommendation is “Approve/Eligible” with a DTI of 52.776%"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3099886	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$7,674.88	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,370.34	2.625%	360	xx	xx	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	659	749	40.839%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx A. xx and xx D. xx, a married couple’ in the amount of $XXX,XXX.XX in favor of ‘xx’ which was recorded on xx/xx/XXXX under xx# xx.XXX xx/ XXXX.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx’.
xx are two senior mortgages against the subject property. xx first mortgage was recorded on xx/xx/XXXX under instrument#  xx in the favor of ‘xx, xx’ in the amount of $XXX,XXX.XX. xx second senior mortgage was recorded on xx/xx/XXXX under instrument# xx.XXX xx/ XXXX in the favor of ‘xx, xx’ in the amount of $XX,XXX.XX.
xx active judgments/liens have been found against the subject property/owner.
xx prior delinquent taxes have been found.
xx county taxes for XXXX have been paid off in the amount of $X,XXX.XX.

xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx visible damages/repairs have been found.
xx evidences have been found regarding BK case and foreclosure process.
xx has not been modified since origination.
xx per XXXX, borrower is working as ‘xx’ at ‘xx’ from X year.
xx servicing comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx COVID-19 review has not been performed.

xx:xx:xx	xx	xx: xx: FHA xx: xx |---| |----| xx: xx per xx data ,xx type is xx. xx documents reflects as FHA. xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 40.839% xx: 37.405% xx: 3.434% xx %: 3.xx% xx: xx per xx data ,xx DTI is 37.405%.xx documents reflects as 41.006%. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape data reflects the issue "MORTGAGE DID NOT REPORT ON CREDIT. UW AND PROCESSOR MISSED THE VOM. WHEN VOM CAME IN 8/30 AND 1/60 LAST 12 MONTHS". Supporting to validate the issue is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42426659	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$846.43	3.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	811	Not Applicable	26.423%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx, xx dba xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx prior year delinquent taxes have been found.

xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx the borrower is working at xx as an xx from X.X years.

xx:xx:xx	xx	xx: xx #1 xx: xx: xx |---| |----| xx: xx dated xx/xx/2020 and signed at closing, reflects the xx and xx . xx: xx:
xx: xx-xx DTI per 1003   xx: 26.423%   xx: 26.420%   xx: 0.003%   xx %: 0.00300%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 23.004% xx: 23.001% xx: 0.003% xx %: 0.00300% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Closing Disclosure dated xx/xx/2020 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:
"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the
																																																																																							consummation date, or closing / settlement date if no consummation date is provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "BWR was not employed at time of closing so ATR unable to calculate."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53280822	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,669.43	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$413.37	2.375%	360	xx	xx	VA	Fixed	Refinance	40.258%	40.258%	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	769	745	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx, xx dba xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx the borrower is working at xx as a xx from X.X years.

xx:xx:xx	xx	Transmittal (1008)	xx: xx CLTV xx: 40.258% xx: 40.058% |---| 0.200% |----| 0.xx% xx: xx per xx data, xx CLTV rato % is 40.058%. xx, as per xx valuation model (AVM) it reflect 40.258%. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -4 (xx)   xx %:    xx: xx per xx data, xx note doc date is xx/xx/2020. xx, in xx document it reflects xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV) xx: 40.258% xx: 40.058% xx: 0.200% xx %: 0.xx% xx: xx per xx data, xx CLTV rato % is 40.058%. xx, as per xx valuation model it reflect 40.258%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the bona fide discount points test. (NC §24-1.1A (c)(1)(b)) The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Closing Disclosure dated xx/xx/2020 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID.  Document tracker is required to ensure timing and clear timing fail."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* Document(s) Required by AUS Missing from Loan file (Lvl 3)     "The AUS document is missing from the loan document."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Missing Final Transmittal Summary in loan file."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28452349	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$871.52	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$335.50	9.500%	360	xx	xx	FHA	Fixed	Not Applicable	90.682%	90.682%	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/14/2017	$35,281.18	Not Applicable	7.250%	$225.68	07/01/2017	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX with the lender “xx., xx.” with xx/xx# XXX / XXX. xx chain of assignment has been completed. xx active judgments or liens have been found. xx property taxes for the year XXXX have been paid off in the amount of $XXX.XX on xx/xx/XXXX. xx delinquent taxes have been found for the prior year.	xx per the payment history as of xx/xx/XXXX, borrower is X month delinquent with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX	xx:xx is in collection.

xx per the payment history as of xx/xx/XXXX, borrower is X month delinquent with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX

xx post-closing bankruptcy activity has been found. xx FC activities have been found.

xx per the collection comments dated xx/xx/XXXX, the borrower’s income has been impacted due to xx-XX. xx further details have been found.

xx to the BPO report dated xx/xx/XXXX located at “xx”, exterior repairs have been noted to the subject property. xx repairs are needed to the roof or gutters (xx). xx estimated cost of repair is $X,XXX. xx, no evidences are available to determine the current repair status, whether it was completed or not.

xx:xx:xx	xx modification agreement was made between the borrower and lender on the effective date of xx/xx/XXXX. xx borrower has promised to pay the new unpaid principal balance of $XX,XXX.XX with the fixed interest rate X.XXX% and P&I of $XXX.XX that began from the first payment date of xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx forgiven and deferred has been noted.	Mortgage Insurance	xx: xx of xx: 314 xx: 317 |---| -3 |----| -0.xx% xx: xx of loan is 314 months. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/1994   xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 25.036%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: N/A   xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2024 xx: xx (xx) xx %: xx: xx per xx, the new maturity date is xx/xx/2057. xx: xx:	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "This loan is FHA but the required MI certificate is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71284010	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$679.51	12/31/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$536.09	8.125%	360	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2018	$57,131.66	Not Applicable	8.125%	$402.61	06/01/2018	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx in amount $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with xx xx, its successors and assigns which was recorded on xx/xx/XXXX.
xx is xx, xx or xx in amount $XXX.XX in favor of xx and xx recorded on xx/xx/XXXX.
XXXX annual county taxes have been paid in amount $XXX.XX.
xx prior year delinquent taxes have been found.	xx payment history as of xx/xx/XXXX shows that the borrower is performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the P&I amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX xx per tape data current xx is X.XXX%.	xx:xx: xx loan is in performing. xx payment history as of xx/xx/XXXX shows that the borrower is performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the P&I amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX xx per tape data current xx is X.XXX%. xx loan modification agreement was made between xx (borrower) and xx LLC on xx/xx/XXXX with the new modified unpaid principal balance is $XX xx interest bearing amount was $XX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX. xx comment dated xx/xx/XXXX reflects that the reason for default was loss first job due to pandemic. xx further information has been found. xx post origination foreclosure and bankruptcy activity have been found. xx per the latest comments, the subject property has been occupied by the owner and is in good condition. xx damages or repairs have been found.
xx: xx.
xx: xx.
xx:
xx per servicing comment dated xx/xx/XXXX, borrower has been impacted by xx-XX.
xx per servicing comments dated xx/xx/XXXX, the subject property has been occupied by owner.
xx:xx:xx	xx loan modification agreement was made between xx (borrower) and xx LLC on xx/xx/XXXX with the new modified unpaid principal balance is $XX xx interest bearing amount was $XX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	xx: xx of xx: 317 xx: 319 |---| -2 |----| -0.xx% xx: xx: xx:
xx: xx #2 xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2024 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50165588	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$870.19	01/28/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$571.34	9.750%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	08/01/2017	$37,454.02	Not Applicable	9.750%	$310.70	08/01/2017	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx. which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on first lien position. xx active judgments or liens found on the subject property.	xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX	xx:xx the loan is in collection.
xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX
xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.
xx comments have been found regarding foreclosure.
xx bankruptcy has been filed.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

																																																																																	xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	Origination Appraisal		2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38774652	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10.51	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$202.77	7.500%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2017	$21,236.12	Not Applicable	7.500%	$139.75	04/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX, with xx of xx , recorded with the xx/xx# XXX / XXXX. xx of assignment has been completed. xx last assignment is with xx.xx is should be with xx xx.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx current status is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX xx borrower has been making payment as per xx modification agreement was made on xx/xx/XXXX.xx agreement made between the borrowers (xx J. xx) and lender is (xx LLC.) xx new modified principal balance as per modification is in the amount of $XXwith interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX . xx maturity date as per loan modification agreement is xx/xx/XXXX. xx to collection comment dated xx/xx/XXXX, the RFD is xx. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property. xx evidence has been found regarding xx and xx. xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs. xx evidence has been found regarding COVID-19.
xx:xx:xx	xx borrower has been making payment as per xx modification agreement was made on xx/xx/XXXX.xx agreement made between the borrowers (xx J. xx ) and lender is (xx LLC.) xx new modified principal balance as per modification is in the amount of $XXwith interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX . xx maturity date as per loan modification agreement is xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 311 xx: 313 |---| -2 |----| -0.xx% xx: NA xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -9 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NAUpdated as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: NANA   xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2025 xx: xx (xx) xx %: xx: xx date is xx/xx/2057. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The appraisal is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52367559	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,407.23	12/18/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$296.07	8.000%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	$3,573.00	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx title report dated xx/xx/XXXX shows that subject mortgage originated on xx/xx/XXXX in the amount of $XX,XXX.XX has been active on the title.
xx, the assignment of mortgage is with xx xx.
xx active judgments or liens found.
xx taxes of XXXX are paid on xx/xx/XXXX.
xx history as of xx/xx/XXXX shows that loan is current and is next due for xx/xx/XXXX. xx last payment was made on xx/xx/XXXX in the amount of $XXXX.XX. xx UPB is $XX,XXX.XXand interest rate is X.XX%	xx:xx is current and borrower is next due for xx/xx/XXXX.
xx last payment was made on xx/xx/XXXX in the amount of $XXXX.XX. xx UPB is $XX,XXX.XXand interest rate is X.XX%
RFD is excessive obligations.
xx evidence of foreclosure action was found.
xx evidence of damage or repair to the subject property was found.
xx:xx:xx	xx per seller's tape data, the loan was modified on xx/xx/XXXX and P&I was changed to $XXX.XX from $XXX.XX. xx, current rate and original rate is same. xx loan modification agreement was found in the loan file.	Origination Appraisal	xx: xx of xx: 305 xx: 307 |---| -2 |----| -0.xx% xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2004   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2025 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20272264	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,553.77	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$393.31	7.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/22/2001	$56,966.86	Not Applicable	7.500%	$423.93	04/01/2001	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX, shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX with xx.

xx chain of assignment has been completed.

xx active judgments or liens found.

xx annual county taxes for the year XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.

xx prior year delinquent taxes have been found.
xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is performing. xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX

xx per comment dated xx/xx/XXXX, the subject property is owner occupied. xx comments pertaining damage to the property were observed.

xx per comment dated xx/xx/XXXX, the subject property is owner occupied.
xx:xx:xx	xx modification agreement was made between xx and xx on xx/xx/XXXX. xx per the modified term, the new principal balance is $XX xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX. xx modification does not have a xx provision. xx loan was modified once since the origination.	Origination Appraisal	xx: xx of xx: 303 xx: 305 |---| -2 |----| -0.xx% xx: xx of loan is 303. xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx deferred balance is $0.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is fixed.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx payment history reversed string is xx.   xx: xx:
xx: xx: xx: xx   xx:    xx %:    xx: xx property street address is xx.   xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx purpose of applicable is not applicable. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56852912	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$914.32	01/27/2025	XX	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$350.87	8.750%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/19/2019	$18,187.34	Not Applicable	4.750%	$84.71	01/01/2020	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx's xx and which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
xx chain of assignment has been completed. xx the assignment is with xx xx which was recorded on xx/xx/XXXX.
xx is a xx has been found pending against the property, in the favor in the favor of “xx” and which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
xx is xx has been found pending against the borrower, in the favor in the favor of “xx & xx PA” and which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
xx is other xx has been found pending against the borrower, in the favor in the favor of “xx NC” and which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
xx for the year of XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found. xx prior year’s delinquent taxes have been found.
xx as of dated xx/xx/XXXX shows the borrower has been the delinquent for + XX days. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date of regular payment is xx/xx/XXXX. xx current P&I is $XX.XX and rate of interest is X.XX %. xx current unpaid principal balance is in the amount of $XX	xx:xx loan is currently in the xx and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current unpaid principal balance is $XX xx current interest rate is X.XX % and P&I is $XX.XX.
xx per comment dated xx/xx/XXXX & xx/xx/XXXX, the reason for default of borrower “xx H. xx” is reduction in his income. xx dated xx/xx/XXXX shows the servicer spoke with borrower regarding xx-xx for repayment plan options but he has declined it. xx further information has been found as the latest servicing comments doesn’t reporting the details regarding xx-XX.
xx modification agreement was made between the xx  (the xx) and xx LLC (the xx) on xx/xx/XXXX.
xx report dated xx/xx/XXXX located on “xx#xx” at xx# XX shows the foreclosure was initiated in the year XXXX. xx complaint was filed against the borrower with the xx # xx on xx/xx/XXXX. xx dated xx/xx/XXXX located at “xx” states, foreclosure referral first step has been completed. xx may be placed on hold due to loss mitigation.
xx post-closing details regarding the bankruptcy have not been found.
xx report dated xx/xx/XXXX located “xx” and comment dated xx/xx/XXXX shows the subject property is owner occupied. xx dated xx/xx/XXXX located on” xx” shows subject property had xx leakage. xx further comment has been found regarding nature and amount of damage. xx, no comment has been found stating that the repair has been completed or not.

xx:xx report dated xx/xx/XXXX located on “xx#xx” at xx# XX shows the foreclosure was initiated in the year XXXX. xx complaint was filed against the borrower with the xx # xx on xx/xx/XXXX. xx dated xx/xx/XXXX located at “xx” states, foreclosure referral first step has been completed. xx may be placed on hold due to loss mitigation. xx further evidences have been found regarding foreclosure in the available comments.
xx:xx	xx modification agreement was made between the xx H. xx (the xx) and xx LLC (the xx) on xx/xx/XXXX. xx new modified rate is X.XX % and borrower promises to pay P&I in the amount of $XX.XX that was beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx current UPB is in the amount of $XX	Origination Appraisal	xx: xx of xx: 301 xx: 304 |---| -3 |----| -0.xx% xx: xx per xx of xx is 301 xx. xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: FC xx has been found in xx and UT.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per PH, xx is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per PH, xx is xx: xx:
xx: xx:   xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2025 xx: xx (xx) xx %: xx: xx per MOD, xx is xx/xx/2055. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9723438	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$649.51	10/22/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$539.45	8.875%	360	xx	xx	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	06/01/2010	$60,495.25	Not Applicable	2.000%	$183.20	07/01/2010	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx.

xx junior or senior judgments/liens/mortgages:

X. xx are X active junior xx liens available in the updated title report against xx, xx and xx in the total amount of $X,XXX.XX in favor of "xx of xx" and it was recorded on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX.

xx Xst installment of xx tax for XXXX has been paid off in the amount of $XXX.XX on xx/xx/XXXX and Xnd installment of $XXX.XX has also been paid off on xx/xx/XXXX.

xx Xst installment of xx tax for XXXX has been paid off in the amount of $XXX.XX on xx/xx/XXXX.
xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx per the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +X months. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is the amount of $XXX.XX and PITI is in the amount of $XXUPB reflected as per the updated payment history is in the amount of $XX
xx loan has been modified on xx/xx/XXXX with the X step amortization with the new principal balance of $XX,XXX.XX. xx borrower promises to pay the initial step P&I of $XXX.XX with the new initial step interest rate of X.XXX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.
xx per the comment date xx/xx/XXXX the subject property has been occupied by the owner.
xx per collection comment dated xx/xx/XXXX shows that the reason for default is xx / xx in xx. xx latest BPO is not available .xx servicing comments do not reflect any damage.

xx:xx:xx to the PACER the borrower xx had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX.xx debtor was dismissed on xx/xx/XXXX.xx case was terminated on xx/xx/XXXX.	xx loan was modified on xx/xx/XXXX with the X step amortization with the new principal balance of $XX,XXX.XX. xx borrower promises to pay the initial step P&I of $XXX.XX with the new initial step interest rate of X.XXX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.	xx: xx of xx: 300 xx: 304 |---| -4 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx is "YES".   xx: xx:
xx: xx: xx: KING   xx:    xx %:    xx: xx is "xx"   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx string is "xx".   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx string reversed is "xx".   xx: xx:
xx: xx: xx   xx:    xx %:    xx: xx is "xx S xx"   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx: xx/xx/2050 xx: xx/xx/2025 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2050. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85638105	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,331.93	12/31/2020	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$249.48	8.000%	360	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	01/01/2015	$22,510.48	Not Applicable	8.000%	$156.52	02/01/2015	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of xx of xx, a xx.

xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx xx” instead of “xx.”

xx junior or senior judgments/liens/mortgages:

X. xx is an active junior xx available in the updated title report in the amount of $XX,XXX.XX in favor of xx and xx, a xx. and it was recorded on xx/xx/XXXX.

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

xx Xst installment of xx tax for XXXX has been paid off in the amount of $XXX.XX on xx/xx/XXXX and Xnd installment of $XXX.XX has also been paid off on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx per the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +X months. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is the amount of $XXX.XX and PITI is in the amount of $XXUPB reflected as per the updated payment history is in the amount of $XXxx loan has been modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.
xx per the comment date xx/xx/XXXX the subject property has been occupied by the owner.
xx per collection comment dated xx/xx/XXXX shows that the reason for default is illness of xx.xx latest BPO is not available .xx servicing comments do not reflect any damage.

xx:xx per the collection comment dated xx/xx/XXXX shows that the xx X xx. xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx:xx to the PACER the borrower xx and xx had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx case was dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX. xx POC is not xx.	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 297 xx: 300 |---| -3 |----| -1.00000% xx: xx not use for xx. xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx is YES   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx in xx is YES   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx string xx is "xx"   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx string xx is "xx"   xx: xx:
xx: xx:  xx:    xx %:    xx: xx street is " xx".   xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2026 xx: xx (xx) xx %: xx: xx date is xx/xx/2055. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "An Appraisal report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2686308	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$229.62	12/12/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$464.49	8.125%	360	xx	xx	Conventional	Fixed	Purchase	89.367%	89.367%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/19/2006	$61,125.33	Not Applicable	8.125%	$516.06	07/01/2006	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx of assignment has been completed. xx assignment is with the “xx xx”.
xx are two junior judgments against the borrower in the favor of xx CorpSolutions xx. for the amount of $XXXX.XX which was recorded on xx/xx/XXXX.
xx combined taxes for the year of XXXX have been paid in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.

xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx current P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX	xx:xx loan present status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx current P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX
xx per the comment dated xx/xx/XXXX, the reason for default is reduction of income due to pandemic. xx further details have been found.
xx per the BPO report dated xx/xx/XXXX which is located at “xx”, the subject property is owner occupied. xx damage and repairs have been found.

xx:xx:xx	xx loan was modified on xx/xx/XXXX between the borrower and the lender. xx per the modified terms, the new principal balance is $XX xx borrower has promised to pay in the amount of $XXX.XX with an interest rate of X.XXX% beginning from xx/xx/XXXX till new maturity date of xx/xx/XXXX.	xx: xx of xx: 297 xx: 300 |---| -3 |----| -1.00000% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/1996   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2006   xx: xx/xx/2006   xx: 18 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2026 xx: xx/xx/2026 xx: 120 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22963749	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$0.00	09/16/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$845.37	7.750%	360	xx	xx	Conventional	Fixed	Not Applicable	78.667%	78.667%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	10/01/2017	$68,877.94	Not Applicable	6.625%	$409.40	10/01/2017	Financial Hardship	xx to the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx financial xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx, the mortgage is with xx
xx is junior mortgage which is originated on xx/xx/XXXX  in the amount of $xx which is recorded on xx/xx/XXXX
xx is junior mortgage which is originated on xx/xx/XXXX  in the amount of $xx which is recorded on xx/xx/XXXX
xx active judgment or liens have been found.
xx review of payment history shows that the borrower is Xmonths with the loan and the next due date for the payment is xx/xx/XXXX . xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX for the due date of xx/xx/XXXX xx UPB reflected is in the amount of $XX,XXX.XX	xx:xx review of payment history shows that the borrower is Xmonths with the loan and the next due date for the payment is xx/xx/XXXX . xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX for the due date of xx/xx/XXXX xx UPB reflected is in the amount of $XXxx loan modification agreement was made between the borrower and the lender on xx/xx/XXXX. xx modified UPB is $xx with an interest rate of X.XXX% and a P&I of $XXX.XX. xx first payment started from xx/xx/XXXX with the maturity date of xx/xx/XXXX. xx is no provision for the balloon payment and it does not have modification steps.
xx to the  updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx financial xx  which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx, the mortgage is with xx
xx is junior mortgage which is originated on xx/xx/XXXX  in the amount of $xx which is recorded on xx/xx/XXXX
xx is junior mortgage which is originated on xx/xx/XXXX  in the amount of $xx which is recorded on xx/xx/XXXX
xx active judgment or liens have been found.

xx:xx:xx	xx loan modification agreement was made between the borrower and the lender on xx/xx/XXXX. xx modified UPB is $xx with an interest rate of X.XXX% and a P&I of $XXX.XX. xx first payment started from xx/xx/XXXX with the maturity date of xx/xx/XXXX. xx is no provision for the balloon payment and it does not have modification steps.	xx: xx of xx: 294 xx: 297 |---| -3 |----| -1.01010% xx: not applicable xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/1996   xx:    xx %:    xx: not applicable   xx: xx:
xx: xx DTI xx: xx: 17.560%   xx:    xx %:    xx: not applicable   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: not applicable   xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -31 (xx)   xx %:    xx: not applicable   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: not applicable   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: not applicable   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: not applicable   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: not applicable   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per PH   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per PH   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: not applicable   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: not applicable   xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: not applicable xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91057613	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,033.29	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$543.08	7.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with CUB xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed.
xx current taxes due is $X,XXX.XX.
xx prior years delinquent taxes have been found pending.	xx payment history dated xx/xx/XXXX shows that the borrower is xx and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX	xx:xx payment history dated xx/xx/XXXX shows that the borrower is xx and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX
xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 288 xx: 290 |---| -2 |----| -0.xx% xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: MMMMMMMMMM1MM1MM111M1M1   xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: 1M1M111MM1MM1MMMMMMMMMM xx: xx' xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36929153	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,892.24	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$546.48	8.125%	360	xx	xx	Conventional	Fixed	Purchase	96.970%	96.970%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2017	$58,276.48	Not Applicable	3.500%	$225.76	04/01/2017	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx of assignment has been completed. xx assignment is with the “xx xx”.
xx active liens and judgments have been found.
xx and second county installment taxes for the year of XXXX-XX are due in the amount of $XXX.XX and $XXX.XX which was due on xx/xx/XXXX and xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx current P&I is $XXX.XX and the interest rate of X.XXXX%. xx new UPB is reflected in the amount of $XX	xx:xx loan present status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx current P&I is $XXX.XX and the interest rate of X.XXXX%. xx new UPB is reflected in the amount of $XX
xx per the comment dated xx/xx/XXXX, the borrower’s income impacted by COVID-19.
xx per the comment dated xx/xx/XXXX, the requesting for insurance for new evaluation for loss draft. xx comment dated xx/xx/XXXX shows the claim was rejected due to not enough to damage.
xx per the exterior BPO report dated xx/xx/XXXX which is located at “xx”, the subject property is owner occupied. xx damage or repairs have been found.

xx:xx:xx	xx loan was modified on xx/xx/XXXX between the lender and the borrower. xx per the modified terms, the new principal balance is $XX xx borrower has promised to pay in the amount of $XXX.XX with an interest rate of X.XXX% beginning from xx/xx/XXXX till new maturity date of xx/xx/XXXX.	xx: xx of xx: 286 xx: 288 |---| -2 |----| -0.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/1997   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 19.788%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2057 xx: xx/xx/2027 xx: xx (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* Zip code given on note conflicts with the code present in Scienna (Lvl 2) "There is variation between the ZIP code mentioned on tax certificate and subject mortgage.
																																																																																								The subject mortgage shows the subject property address as “XX”. However, the updated title report shows the “XX”."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49200503	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,028.17	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$595.45	7.000%	360	xx	xx	Conventional	Fixed	Not Applicable	79.982%	79.982%	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2014	$89,691.72	$25,291.72	4.625%	$294.71	02/01/2014	Financial Hardship	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with lender “xx”.
xx per updated title report document (xx) there are X HOA liens against the subject property in the total amount of $XX,XXX.XX in the favor of “xx I xx's xx” & recorded on different dates. xx subject property address is mentioned on the documents.
xx county taxes for the year XXXX have been paid in full in the amount of $X,XXX.XX on xx/xx/XXXX.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XX xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.	xx:xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XX xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.
xx debtor (xx and xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx# xx.
xx-D in xx petition shows that the unsecured amount X,XXX.XX out of secured claim in the amount of $XX,XXX.XX and the value of collateral is $XX,XXX.XX.
xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim $XX,XXX.XX & with an arrearage of $X,XXX.XX. xx plan was modified by order after confirmation on
xx/xx/XXXX.xx to the debtor's amended chapter-XX plan which was filed on xx/xx/XXXX, the debtor shall make regular ongoing mortgage payment in the amount of $XXX.XX per month for XX months to the trustee.
xx information have been found regarding the current employment, job type and length of employment. xx evidences have been found regarding the foreclosure process. xx visible damages have been found regarding the subject property.
xx:xx:xx debtor (xx and xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx# xx.
xx-D in xx petition shows that the unsecured amount X,XXX.XX out of secured claim in the amount of $XX,XXX.XX and the value of collateral is $XX,XXX.XX.
xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim $XX,XXX.XX & with an arrearage of $X,XXX.XX. xx plan was modified by order after confirmation on
xx/xx/XXXX.xx to the debtor's amended chapter-XX plan which was filed on xx/xx/XXXX, the debtor shall make regular ongoing mortgage payment in the amount of $XXX.XX per month for XX months to the trustee	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX out of which amount of $XX,XXX.XX deferred amount & amount of $XX,XXX.XX is interest bearing amount. xx borrower promises to pay the new P&I in the amount of $XXX.XXwith the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the maturity date of xx/xx/XXXX.	xx: xx of xx: 293 xx: 296 |---| -3 |----| -1.01351% xx: xx of xx is 293 xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/1996   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx is xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360/360   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx is xx: xx:
xx: xx:  xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx: xx/xx/2054 xx: xx/xx/2026 xx: xx (xx) xx %: xx: xx is xx/xx/2054 xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7554657	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$820.99	12/23/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$480.00	7.750%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2017	$41,834.62	Not Applicable	7.750%	$283.06	08/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument# xx in the amount of $XX,XXX.XX in favor of xx-xx & xx.

xx are X civil judgments open against the borrower; first one in the amount of $XXX.XX which was recorded on xx/xx/XXXX in favor of xx and second one is in the amount of $XXh was recorded on xx/xx/XXXX in favor of xx.

XXXX county annual taxes have been paid in the amount of $XXX.XX on xx/xx/XXXX.

xx prior year delinquent taxes have been found in the updated title report.	xx of the payment history dated as of xx/xx/XXXX reveals that borrower has been the delinquent for XX months. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB as of date reflects in the provided payment history is in the amount of $XXand current interest rate as per payment history is X.XXX%.	xx:xx currently is in collections. xx payment history as of xx/xx/XXXX, reveals that the loan has been delinquent for X months and the UPB as of the data is in the amount of $XX
xx modification agreement was made between the borrower and xx on xx/xx/XXXX. xx new modified rate is X.XXX% and borrower promises to pay P&I in the amount of $XXX.XX which was begun on xx/xx/XXXX. xx new principal balance is $XX xx interest bearing amount is $XX,XXX.XX and the maturity date is xx/xx/XXXX. xx for xx is xx.
xx of the payment history dated as of xx/xx/XXXX reveals that borrower has been the delinquent for XX months. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB as of date reflects in the provided payment history is in the amount of $XXand current interest rate as per payment history is X.XXX%.
xx debtor (xx G xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx and the plan was confirmed on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.
xx-D in xx petition shows that the unsecured amount is $X.XXX out of secured claim in the amount of $XX,XXX.XX and with collateral of $XX,XXX.XX. xx plan was confirmed on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.
xx:xx:xx debtor (xx G xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx and the plan was confirmed on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.
xx-D in xx petition shows that the unsecured amount is $X.XXX out of secured claim in the amount of $XX,XXX.XX and with collateral of $XX,XXX.XX. xx plan was confirmed on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx modification agreement was made between the borrower and xx on xx/xx/XXXX. xx new modified rate is X.XXX% and borrower promises to pay P&I in the amount of $XXX.XX which was begun on xx/xx/XXXX. xx new principal balance is $XX xx interest bearing amount is $XX,XXX.XX and the maturity date is xx/xx/XXXX. xx for xx is xx.	xx: xx of xx: 278 xx: 282 |---| -4 |----| -1.xx% xx: xx of xx is 278. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/1997   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: YES.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L xx MI xx.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx is not applicable.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx potential is not applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx but tape data shows xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx but tape data shows xx.   xx: xx:
xx: xx:  xx:    xx %:    xx: xx is  xx.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx of xx is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx of xx is xx.   xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2027 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2057. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27210219	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,102.85	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,290.05	7.500%	360	xx	xx	Conventional	Fixed	Refinance	64.737%	64.737%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/22/2017	$103,871.58	Not Applicable	7.500%	$683.55	01/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $ in favor of xx the state of xx.

xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx xx” instead of “xx.”

xx junior or senior judgments/liens/mortgages:

X. xx is an active junior xx available in the updated title report against xx C xx and xx in the amount of $X,XXX.XX in favor of "xx ." and it was recorded on xx/xx/XXXX.

xx annual xx taxes for XXXX have been paid in full in the amount of $X,XXX.XX on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx per the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +XX months. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is the amount of $XXX.XX and PITI is in the amount of $XXx UPB reflected as per the updated payment history is in the amount of $XX
xx loan has been modified on.
xx per the comment the subject property has been occupied by the owner.
xx per collection comment dated xx/xx/XXXX shows that the reason for default is xx of xx. xx latest BPO is not available .xx servicing comments do not reflect any damage.

xx:xx:xx to the PACER the borrower xx C. xx had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX.xx case was terminated on xx/xx/XXXX. xx is no evidences are found regarding reaffirmation agreement. xx schedule D of xx petition dated xx/xx/XXXX shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX however the unsecured portion is $X.XX there is no comment indication a cram down.	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P & I of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	xx: xx of xx: 274 xx: 278 |---| -4 |----| -1.xx% xx: xx not use for xx. xx: xx:
xx: xx (xx script version)   xx: xx/xx/1997   xx: xx/xx/1997   xx: 6 (xx)   xx %:    xx: xx not use for xx.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx is "xx"   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is "xx".   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx is "xx".   xx: xx:
xx: xx: xx: xx   xx:    xx %:    xx: xx street is "xx".   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2027 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2057 xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90716195	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$827.59	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$572.57	7.375%	360	xx	xx	Conventional	Fixed	Purchase	94.971%	94.971%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/01/2012	$70,407.62	Not Applicable	7.375%	$456.85	05/01/2012	Financial Hardship	xx title report as of xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX with xx. xx is a judgment iao $XXXX.XX.	xx:xx loan is performing. xx bankruptcy foreclosure action has been found in the loan file. xx damage or repairs has been found on the subject property. xx:xx:xx	xx modification agreement was made on xx/xx/XXXX. xx modification interest rate is X.XXX% and borrower has promised to pay P&I in the amount $XXX.XX began on xx/xx/XXXX. xx new principal balance is $XX which is also an interest bearing amount. xx last modified payment will be due on xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 270 xx: 272 |---| -2 |----| -0.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/1998   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2020   xx: 31 (xx)   xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2052 xx: xx/xx/2028 xx: xx (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "An Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74374175	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$768.72	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$748.90	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	No	Unavailable	30.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	12/01/2021	$79,501.21	Not Applicable	6.875%	$522.00	01/01/2016	Financial Hardship	xx title report dated xx/xx/XXXX shows that subject mortgage executed by borrower on xx/xx/XXXX for the amount of $XXX,XXX.XX and recorded on xx/xx/XXXX has been active on the title.
xx, the assignment of mortgage is with xx xx.
xx are X state tax liens active against xx for the total amount of $XXXX.XX which was filed by xx of SC, xx of xx on xx/xx/XXXX, and xx/xx/XXXX respectively.
xx taxes of XXXX are paid on xx/xx/XXXX
xx history as of xx/xx/XXXX shows that loan is current and borrower is next due for xx/xx/XXXX. xx last payment was made on xx/xx/XXXX in the amount of $XXX.XX. xx UPB is $XX,XXX.XX and interest rate is X.XXX%.	xx:xx has been in bankruptcy and borrower is current with loan payment.
xx comment dated xx/xx/XXXX states that property damage was reported due ton hail on xx/xx/XXXX and loss draft check in the amount of $xx was received on xx/xx/XXXX.
RFD is not mentioned in the collection comments.
xx evidence of foreclosure was found.

xx:xx:xx had filed BK under chapter XX, case#xx on xx/xx/XXXX. xx was confirmed on xx/xx/XXXX. xx per plan, xx debtor shall pay to the trustee the sum of $ XXX.XX per month for a period of XX months, unless all allowed claims are fully paid pursuant to the plan.
xx evidence of cram down was found.	xx was modified on xx/xx/XXXX with new UPB of $XX,XXX.XX. xx UPB to be paid with fixed interest at the rate of X.XXX% by making P&I of $XXX.XX from xx/xx/XXXX till xx/xx/XXXX	Mortgage Insurance	xx: xx of xx: 267 xx: 269 |---| -2 |----| -0.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/1998   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 30.700%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2021   xx: xx/xx/2017   xx: 1504 (xx)   xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: RMIC (xx)   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000001121   xx: 00000000000000000002121'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 598   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2045 xx: xx/xx/2028 xx: 6300 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing as the tape data says loan is MI insured."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37180070	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,296.21	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$791.98	8.500%	360	xx	xx	Conventional	Fixed	Refinance	74.638%	74.638%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2012	$111,253.64	Not Applicable	4.375%	$774.02	06/01/2012	Financial Hardship	xx updated on xx/xx/XXXX shows mortgage originated on xx/xx/XXXX between xx and xx, husband and wife and lender xx, xx. on xx/xx/XXXX in the amount of $XXX,XXX with a maturity date of xx/xx/XXXX.

xx chain of assignment is complete and currently assigned to xx, xx.

xx - xx municipal liens on property per updated title report  in super lien state of xx (water / sewer / utility) by  xx, xx., DBA xx.

xx title reflects an unpaid IRS lien of $XX,XXX.XX.

XXXX/XXXX taxes of $X,XXX.XX are paid.	xx of xx/xx/XXXX borrower is X month delinquent for the xx/xx/XXXX due date. xx last payment posted on xx/xx/XXXX and was applied to the xx/xx/XXXX due date. xx UPB at review is $XX,XXX.XX.	xx:xx of xx/xx/XXXX borrower is X month delinquent for the xx/xx/XXXX due date. xx last payment posted on xx/xx/XXXX and was applied to the xx/xx/XXXX due date. xx UPB at review is $XX,XXX.XX.

xx has been modified as of xx/xx/XXXX with an interest bearing balance of $XXX,XXX.XX, fixed rate of X.XXX%, P&I payment of $XXX.XX and maturity date of xx/xx/XXXX. xx first modified payment was due on xx/xx/XXXX.

xx on xx/xx/XXXX state borrower has not yet returned to full time work, and a previous comment indicated it was due to COVID.
xx:xx:xx	xx has been modified as of xx/xx/XXXX with an interest bearing balance of $XXX,XXX.XX, fixed rate of X.XXX%, P&I payment of $XXX.XX and maturity date of xx/xx/XXXX. xx first modified payment was due on xx/xx/XXXX.	xx: xx of xx: 258 xx: 261 |---| -3 |----| -1.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/1999   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2010   xx:    xx %:    xx: xx last filed xx/xx/2020 is more than 10 yrs old.   xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx: xx correct xx name is xx.   xx: xx:
xx: xx DTI xx: xx: 14.122%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: FEAGA   xx:    xx %:    xx: xx correct xx name is xx.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 30 (xx)   xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
																																																																																				xx: xx: xx: 666 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89441432	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,310.44	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$452.73	6.750%	360	xx	xx	Conventional	Fixed	Purchase	96.944%	96.944%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/29/2017	$67,760.40	Not Applicable	3.625%	$267.60	05/01/2017	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX.
xx chain of the assignment has been completed and currently the assignment is with “xx xx, its xx and xx” and it was recorded on xx/xx/XXXX.
xx subject mortgage is at first lien position. xx are two active junior mortgages against the subject property for the total amount of $ xx which is held by different plaintiff and recorded on different dates.
xx active judgments or liens found.
xx prior years delinquent taxes have been found.
xx payment history as of xx/xx/XXXX the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied to the due date xx/xx/XXXX. xx current UPB is in the amount of $XXtill the due date xx/xx/XXXX. xx current P&I is $XXX.XX, PITI is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is performing and the next due date for the payment is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied to the due date xx/xx/XXXX. xx current UPB is in the amount of $XXtill the due date xx/xx/XXXX. xx current P&I is $XXX.XX, PITI is $XXX.XX and interest rate is X.XXX%.
xx loan modification agreement was made between the borrower and lender on xx/xx/XXXX. xx new principal balance is in the amount of $XXand the borrower promises to pay $XXX.XX at the rate of interest X.XXX%. xx payment had begun from xx/xx/XXXX that is to be ended with a maturity date of xx/xx/XXXX.

xx to PACER report the debtor “xx G xx, xx and xx K xx” had filed bankruptcy under chapter XX with case#X-xx on xx/xx/XXXX. xx-D of voluntary petition shows value of collateral is in the amount of $XXand amount of claim is $XX,XXX.XX hence the unsecured portion is $X.XX on xx/xx/XXXX.  xx plan was confirmed on xx/xx/XXXX. xx POC was filed with claim#XX-X by the creditor “xx” for the secured claim amount of $XX,XXX.XX with the amount of arrearage of $XXXX.XX on xx/xx/XXXX.xx plan was confirmed on xx/xx/XXXX. xx debtor has to pay $XXXX.XX per month for XX months. xx “xx XX xx's xx” with doc#XX reflects that the principal has been paid in the amount of $XX,XXX.XX on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX. xx case was terminated on xx/xx/XXXX.

xx comment dated xx/xx/XXXX shows that the borrower’s income has been impacted by COVID-19 hence the borrower is facing financial hardship. xx forbearance plan was approved and starts from xx/xx/XXXX for X months.
xx:xx:xx to PACER report the debtor “xx G xx, xx and xx K xx” had filed bankruptcy under chapter XX with case#X-xx on xx/xx/XXXX. xx-D of voluntary petition shows value of collateral is in the amount of $XXand amount of claim is $XX,XXX.XX hence the unsecured portion is $X.XX on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed with claim#XX-X by the creditor “xx” for the secured claim amount of $XX,XXX.XX with the amount of arrearage of $XXXX.XX on xx/xx/XXXX.xx plan was confirmed on xx/xx/XXXX. xx debtor has to pay $XXXX.XX per month for XX months. xx “xx XX xx's xx” with doc#XX reflects that the principal has been paid in the amount of $XX,XXX.XX on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX. xx case was terminated on xx/xx/XXXX.	xx loan modification agreement was made between the borrower and lender on xx/xx/XXXX. xx new principal balance is in the amount of $XXand the borrower promises to pay $XXX.XX at the rate of interest X.XXX%. xx payment had begun from xx/xx/XXXX that is to be ended with a maturity date of xx/xx/XXXX.	xx: xx of xx: 258 xx: 260 |---| -2 |----| -0.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/1999   xx: xx/xx/1999   xx: 30 (xx)   xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 43.050%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx: xx history string is00000000000000000000000000   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 678   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2029 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23217161	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,205.97	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$588.18	7.625%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/20/2001	$85,777.39	$0.00	7.625%	$622.51	01/01/2002	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX with xx’s xx with xx/xx#XXX/XXX.

xx chain of assignment has been completed; currently the assignment is with xx xx
D/B/A  xx.

xx active judgments or liens have been found against the borrower.
xx county taxes of XXXX have been paid on xx/xx/XXXX in the amount of$X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX
 xx reason for default is unable to be determined from the latest servicing comments.
xx evidence has been found regarding damage or repairs in the latest servicing comments.

xx:xx:xx to the PACER, the borrower had filed xx under chapter-XX on xx/xx/XXXX with the case#xx. xx date of the last filing the bankruptcy is xx/xx/XXXX. xx case was discharged on xx/xx/XXXX and got terminated on xx/xx/XXXX. xx per the chapter XX plan, the debtor shall pay to the xx the sum of the $XXX.XX weekly per month for a period of XX months. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XX,XXX.XX and the value of the collateral is $XX,XXX.XX. xx, the unsecured portion is $X.XX.	xx to the modification, the loan was modified on xx/xx/XXXX between the borrower and the lender. xx new modified principal balance as per modification is in the amount of $XXwith interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx interest-bearing amount is $XX,XXX.XX. xx are no principal forgiven amount and deferred balance.	Origination Appraisal	xx: xx of xx: 259 xx: 261 |---| -2 |----| -0.xx% xx: xx per the note and payment history. xx age of loan is 259. xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx to the PACER, the borrower had filed xx under chapter-13 on with the case#xx. xx date of the last filing the bankruptcy is xx/xx/2010. xx case was discharged on xx/xx/2010 and got terminated on xx/xx/2010.   xx: xx:
xx: xx of xx: xx/xx/2001   xx: xx/xx/2002   xx: -12 (xx)   xx %:    xx: xx per modification agreement, the last modified on xx/xx/2001. xx, the tape data reflects on xx/xx/2002.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx per the xx, the interest calculation type is 360/360.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx is conventional fixed rated loan.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per payment history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per payment history string reversed is xx.   xx: xx:
																																																																																				xx: xx: = xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59473742	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$462.34	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$386.22	7.750%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2013	$46,410.64	Not Applicable	7.750%	$314.02	06/01/2013	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with xx's xx “lender” and was recorded on xx/xx/XXXX. xx chain of assignment is complete. xx assignment from "xx xx" xx to "xx xx" recorded on xx/xx/XXXX. xx county property taxes for the year XXXX was paid on xx/xx/XXXX in the amount of $XXX.XX. xx prior years delinquent taxes found. xx active judgment and liens found on the updated title report.
xx of the payment history provided for the period xx/xx/XXXX till xx/xx/XXXX shows borrower is more than XXX plus days delinquent. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXrent interest rate as per pay history is X.XXX%.
xx:xx servicing comments from xx/xx/XXXX till xx/xx/XXXX and payments are XXX plus days delinquent. xx ability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. xx borrower wants to keep the property.

xx new modified rate is X.XXX%  and borrower promises to pay  P&I in the amount of  $XXX.XX beginning xx/xx/XXXX . xx new principal balance is $XX xx maturity date is xx/xx/XXXX.
 xx last payment received  was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXrent interest   rate as per pay history is X.XXX%.

xx bankruptcy filed by borrower
xx details regarding foreclosure proceeding found in the loan file or collection comment.
xx damage found on the subject property.
xx:xx:xx	xx modification agreement was made between xx and lender xx of xx on xx/xx/XXXX. xx new modified rate is X.XXX% and borrower promises to pay P&I in the amount of $XXX.XX beginning xx/xx/XXXX . xx new principal balance is $XX xx maturity date is xx/xx/XXXX.	xx: xx of xx: 257 xx: 259 |---| -2 |----| -0.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/1999   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx: D   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 36.820%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: =   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2053 xx: xx/xx/2029 xx: xx (xx) xx %: xx: xx: xx:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "An appraisal report is located on “ xx” the subject property as manufactured home. The VIN# is not available in the legal description of the recorded mortgage. The Final title policy does not show the any ALTA endorsement for this manufactured housing. The tax certificate shows the subject property type as manufactured home and the separate tax assessment for land and improvements. The Affidavit of Affixation is not available in the loan file. Therefore, we are not able to verify whether the subject property has been fixed to the permanent foundation or not.""												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63583250	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$857.01	11/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$434.15	7.750%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX with xx with xx/xx#XXX/XXX.

xx chain of assignment has been completed; currently the assignment is with xx xx.

xx active judgments or liens have been found against the borrower.
xx and town taxes of XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the combined amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.

xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 257 xx: 259 |---| -2 |----| -0.xx% xx: xx per the xx and payment history, the age of loan is 257. xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx per the xx, the interest calculation type is 360/360.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx is conventional fixed rated loan.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per the payment history, the string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per the payment history, the string reversed is xx.   xx: xx:
																																																																																				xx: xx of xx: xx: xx rate or term xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44826135	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$648.75	7.250%	360	xx	xx	Conventional	Fixed	Purchase	79.983%	79.983%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/12/2013	$60,766.68	Not Applicable	7.250%	$388.71	07/01/2013	Financial Hardship	xx title report as of xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $xx with xx. xx of assignment is complete as current assignee is xx. xx are no liens on title.	xx dated as of xx/xx/XXXX reveals that the borrower is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date xx/xx/XXXX. xx current P&I is $XXX.XX and rate of interest is X.XXXX%. xx current unpaid principal balance is in the amount of $XX accrual of ($XXX.XX) for a total debt of $xx.	xx:xx: RFD is N/A. xx has not been modified once since origination. RECOMMENDATION: PAYMENT ARRANGEMENT xx:xx:xx	xx loan modification agreement was made between xx O xx and xx B. xx (borrower) and xxxx. on xx/xx/XXXX with the new modified unpaid principal balance is $XX xx interest bearing amount was $XX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	xx: xx of xx: 255 xx: 259 |---| -4 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/1999   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 19.800%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 795   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2053   xx: xx/xx/2029   xx: xx (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: PUD xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56099905	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$312.14	7.625%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2019	$27,441.15	Not Applicable	7.625%	$183.12	11/01/2019	Change ARM Terms	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “xx" in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.	xx:xx loan is performing. xx bankruptcy and foreclosure action has been found in the loan file. xx damage or repairs has been found on the subject property. xx:xx:xx	xx rate modification with a P&I of $XXX.XX and rate of X.XXX% with XXX monthly payments.	xx: xx of xx: 256 xx: 258 |---| -2 |----| -0.xx% xx: xx of xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/1999   xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx/xx/2017   xx:    xx %:    xx: xx date   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L require MI   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx of xx per xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2029 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88209632	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,374.77	12/06/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$606.55	8.750%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of xx for the amount of $XX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx.

xx chain of assignment has been completed.

xx active judgments or liens have been found.
xx property taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx of updated payment history as of xx/xx/XXXX, the borrower is delinquent for X month. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX	xx:xx per comments the loan is in collections.xx of updated payment history as of xx/xx/XXXX, the borrower is delinquent for X month. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX
xx:xx:xx to PACER xx, xx V. xx has filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and the bankruptcy was terminated on xx/xx/XXXX.	xx	Origination Appraisal	xx: xx of xx: 249 xx: 252 |---| -3 |----| -1.xx% xx: 249 xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54371866	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,210.26	11/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$835.84	9.250%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx. which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on first lien position.	xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX	xx:xx the loan is in collection.
xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX
xx bankruptcy has been filed.
xx comments have been found regarding foreclosure.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx	xx	xx: xx of xx: 247 xx: 250 |---| -3 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx: xx: xx' xx: xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39358045	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$916.98	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$384.47	9.750%	360	xx	xx	Conventional	Fixed	Cash Out	58.117%	58.117%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	38.417%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument# xx in the amount of $XX,XXX.XX in favor of xx, a xx.

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

XXXX-XXXX county Xst taxes have been paid in the amount of $XXX.XX on xx/xx/XXXX.

XXXX-XXXX county Xnd taxes have been due off in the amount of $XXX.XX on xx/xx/XXXX.

xx prior year delinquent taxes have been found in the updated title report.	xx of the payment history dated as of xx/xx/XXXX reveals that borrower has been the delinquent for X month. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB as of date reflects in the provided payment history is in the amount of $XXand current interest rate as per payment history is X.XXX%.	xx:xx currently is performing. xx payment history as of xx/xx/XXXX, reveals that the loan has been delinquent for X month and the UPB as of the data is in the amount of $XX
xx of the payment history dated as of xx/xx/XXXX reveals that borrower has been the delinquent for X month. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB as of date reflects in the provided payment history is in the amount of $XXand current interest rate as per payment history is X.XXX%.
xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx evidences are available in the latest XX months servicing comments regarding xx.
xx:xx:xx	xx	xx: xx of xx: 247 xx: 249 |---| -2 |----| -0.xx% xx: xx of xx is 247. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2000   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx DTI xx: 38.417%   xx: 36.000%   xx: 2.417%   xx %: 2.xx%   xx: xx DTI xx percent is not applicable.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L xx MI xx.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx potential is not applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx but tape data shows xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx but tape data shows xx.   xx: xx:
xx: xx:    xx:    xx %:    xx: xx is  xx.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx of xx is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
																																																																																				xx: xx: xx: 618 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5520327	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,032.48	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,131.02	7.000%	360	xx	xx	Conventional	ARM	Purchase	94.444%	94.444%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2017	$67,621.94	Not Applicable	7.500%	$445.00	06/01/2017	Financial Hardship	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender xx and xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with the xx xx, its successors, and assigns which was recorded on xx/xx/XXXX.
xx is an active credit card judgment against the borrower xx in the favor of xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx is an active credit card judgment against the borrower xx in the favor of xx, xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx is an active credit card judgment against the borrower xx in the favor of xx xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx is an active hospital lien open against the borrower xx in the favor of xx xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx combined taxes for the year of XXXX have been paid total in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently delinquent for one month and the next due date is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX
xx:xx to the review of the servicing comments, the loan is in the collection. xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently delinquent for one month and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX
xx per the comment dated xx/xx/XXXX, the borrower's income was impacted due to the COVID-19. xx per the comment dated xx/xx/XXXX, the borrower was approved for the X months of forbearance plan which was started from xx/xx/XXXX to xx/xx/XXXX. xx borrower requested for the three months of forbearance plan which was started from xx/xx/XXXX to xx/xx/XXXX. xx further details have been found.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx per the servicing comments, the subject property has been occupied by the owner.  xx damage pertaining to the subject property has been found.

xx:xx:xx	xx modification agreement was made on xx/xx/XXXX, between the borrower “xx P. xx and xx” and the lender “xx LLC”. xx borrower promises to make a monthly payment of $XXX.XX with the rate of interest of X.X%, beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx new principal balance stated in the xx is in the amount of $XX	xx: xx of xx: 339 xx: 342 |---| -3 |----| -0.xx% xx: NA. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/1991   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx payment history string reversed is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA.   xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2022 xx: xx (xx) xx %: xx: xx per the mod, the stated maturity date is xx/xx/2057. xx: xx:	2: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl 2) "Unable to determine an operative index value since the supportive documents are missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13865216	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$547.85	8.500%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	626	694	Unavailable	First	Unavailable	Not Applicable	Unavailable	09/12/2018	$54,171.80	Not Applicable	8.500%	$397.13	10/01/2018	Change of Terms	xx the updated title report, the subject mortgage is in senior position. xx chain of assignments is complete. xx are current. xx is a defect on the mortgage document. xx wrong county is referenced on the mortgage. xx there is an assignment that is undated.	xx of X/XX/XX, loan is due for xx/xx/XXXX. xx interest rate is X.X%. xx current P&I is $XXX.XX. xx PITI is $XXX.XX. xx UPB is $XX,XXX.XX. xx advance balance is $XXX.XX/. xx debt due is $XX,XXX.XX.	xx:xx notes as of X/XX/XX commencing on xx/xx/XXXX. xx’s willingness and ability to pay is good. xx is performing. xx is a previous resolution of a permanent modification that was successful. xx is no unrepaired property damage. xx borrower was not impacted by COVID-19.
xx:xx:xx	xx had modified original mortgage on xx/xx/XXXX new principal balance of $XX,XXX.XX. xx maturity date is xx/xx/XXXX and new term XXX months. xx of term by XXX months. xx is fixed rate of X.X% with a P&I payment of $XXX.XX beginning on xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 237 xx: 239 |---| -2 |----| -0.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2001   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 39.850%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $-xx %: -25.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000001   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 626   xx: 620   xx: 6   xx %: 0.xx%   xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2031 xx: xx (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40890509	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	xx	$0.00	$1,391.81	09/10/2020	Unavailable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$199.46	8.250%	360	xx	xx	Conventional	Fixed	Purchase	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.
X) xx is a HOA lien open against the subject property in the favor of xx at xx, xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX. xx HOA has started the foreclosure and the xx of xx (xx#xx.pdf xx#XX) was filed by xx at xx on xx/xx/XXXX with the case# xx.
X) xx is a HOA lien open against the subject property in the favor of xx at xx, xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with loan. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with loan. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XX,XXX.XX.

xx per comment dated xx/xx/XXXX, the foreclosure was put on hold for xx-XX forbearance plan from xx/xx/XXXX to xx/xx/XXXX. xx further details have been found.

xx doc locator: xx
xx:xx per comment dated xx/xx/XXXX, the foreclosure was started by referring to attorney. xx was put on hold due to loss mitigation on xx/xx/XXXX. xx further details have been found when the foreclosure was closed.
xx:xx	xx: xx of xx: 234 xx: 238 |---| -4 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2001   xx:    xx %:    xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2031 xx: xx/xx/1931 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93558282	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,126.36	11/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$670.17	8.250%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	606	Not Applicable	33.617%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender ABN xx, xx. in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with xx.

xx chain of assignment has been completed. xx current assignment of mortgage is with xx xx D/B/A xx, its successors and representative and assigns which was recorded on xx/xx/XXXX.

xx is a UCC lien against the borrowers in the favor of xx, xx which was recorded on xx/xx/XXXX and amended on xx/xx/XXXX.

xx county annual installment taxes for the year XXXX are due in the amount of $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX current UPB reflected is in the amount of $XX	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX current UPB reflected is in the amount of $XX xx collection comment dated xx/xx/XXXX states the reason for default is unable to contact with the borrower. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx BPO report (xx) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
xx:xx:xx to the PACER, the borrower xx L. xx and xx R. xx had filed for bankruptcy under chapter-X with the case#xx on xx/xx/XXXX. xx case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx	Origination Appraisal	xx: xx of xx: 235 xx: 237 |---| -2 |----| -0.xx% xx: xx of loan is 235 months. xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: interest calculation type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The subject property appraisal report at origination is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42962872	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$558.46	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$161.43	8.000%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in MERS as nominee for xx's xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx xx.

xx junior or senior judgments/liens/mortgages:
X. xx is an active junior civil judgment available in the updated title report against borrower in the amount of $XX,XXX.XX in favor of xx; xx and it was recorded on xx/xx/XXXX.

xx annual xx taxes for XXXX have been due in the amount of $XXX.XX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) was made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx loan is currently in collections.
xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) was made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX
xx:xx:xx	xx	xx: xx of xx: 233 xx: 236 |---| -3 |----| -1.xx% xx: xx of loan is "233". xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx: xx #2 first name is "xx".   xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx: xx #2 last name is "xx".   xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx: xx#2 middle name is "xx".   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is "360/360".   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx paid through date is "xx".   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx potential? is "xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is "xx".   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is "xx".   xx: xx:
																																																																																				xx: xx: xx: xx %: xx: xx address street is ". xx: xx:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The subject property is a Manufactured Home and VIN/Serial# is not available in the recorded copy of the subject mortgage and no Manufactured Home Affidavit of Affixation is attached with the Mortgage copy. The final title policy also missing from the loan files."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32605078	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$945.67	7.750%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “xx" in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.	xx:xx loan is in collection and borrower is X months delinquent with the loan.
xx bankruptcy and foreclosure action has been found in the loan file.
xx damage or repairs has been found on the subject property.

xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 231 xx: 234 |---| -3 |----| -1.xx% xx: xx of xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx P&I   xx: $945.67   xx: $945.66   xx: $0.01   xx %: 0.00105%   xx: xx P &I   xx: xx:
																																																																																				xx: xx: xx: xx' xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "An Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25695895	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$860.96	12/11/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$447.64	7.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	12.737%	First	Short Form Policy	Not Applicable	Not Applicable	08/28/2018	$57,446.01	Not Applicable	7.500%	$378.04	10/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for xx's xx.

xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx xx” instead of “xx”

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

xx annual xx taxes for XXXX have been paid in full in the amount of $XXX.XX on xx/xx/XXXX.

xx annual xx taxes for XXXX have been paid in full in the amount of $XXX.XX on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX,XXX.XX	xx:xx per the review of the servicing comments the loan is in the xx and the borrower has delinquent with the loan for +XX months. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is the amount of $XXX.XXX and PITI is in the amount of $XX UPB reflected as per the updated payment history is in the amount of $XXxx loan has been modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.
xx per the comment  the subject property has been occupied by the owner.
xx per collection comment dated xx/xx/XXXX shows that the reason for default is xx.xx latest BPO is not available .xx servicing comments do not reflect any damage.

xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	xx: xx of xx: 230 xx: 233 |---| -3 |----| -1.xx% xx: xx not use for xx. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2001   xx: xx/xx/2001   xx: 14 (xx)   xx %:    xx: xx not use for xx.   xx: xx:
xx: xx #1 xx: xx: A   xx:    xx %:    xx: xx#xx is "xx".   xx: xx:
xx: xx DTI xx: 12.737%   xx: 24.020%   xx: -11.283%   xx %: -11.xx%   xx: xx not use for xx.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is "xx".   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is "xx".   xx: xx:
xx: xx:  xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: xx not use for xx.   xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2031 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2058 xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9902682	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,351.81	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$922.05	7.375%	360	xx	xx	Conventional	Fixed	Not Applicable	85.577%	85.577%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2018	$92,504.65	Not Applicable	7.375%	$600.22	08/01/2018	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx’s xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx#xx/XXXX.

xx chain of assignment has been completed. xx current assignment of mortgage is with xx xx, D/B/A xx which was recorded on xx/xx/XXXX.

xx is a junior mortgage that originated on xx/xx/XXXX with lender xx, a xx of xx, N.A. a NATL. ASSN in the amount of $XX,XXX.XX which was recorded on xx/XXXX.

xx county annual installment taxes for the year XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X months with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX current UPB reflected is in the amount of $XX	xx:xx per the review of collection comments, the current status of the loan is in bankruptcy. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X months with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX current UPB reflected is in the amount of $XX xx reason for default is unable to determine. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx BPO report (xx) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
xx:xx:xx to the PACER, the borrower xx had filed for bankruptcy under chapter-XX with case#xx on xx/xx/XXXX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XX,XXX.XX and the value of the collateral is $XXX,XXX.XX; therefore, there is no unsecured portion. xx chapter -XX plan was confirmed on xx/xx/XXXX. xx debtor was supposed to pay the trustee the amount of $XXX.XX per month for XX months under the chapter XX plan. xx of xx filed on xx/xx/XXXX under claim#X-X. xx total amount of secured claim is $XX,XXX.XX and the amount of arrearage is $X,XXX.XX. xx case is active and the last filing date is xx/xx/XXXX.	xx loan modification agreement made between borrower xx (xx) and xx LLC (xx) on xx/xx/XXXX. xx per the modified terms, the new principal balance $XX,XXX.XX. xx borrower promises to pay $XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	xx: xx of xx: 229 xx: 233 |---| -4 |----| -1.xx% xx: xx of xx is 229 months. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2001   xx: xx/xx/2001   xx: 15 (xx)   xx %:    xx: xx date is xx/xx/2001.   xx: xx:
xx: xx #1 xx: xx: B   xx:    xx %:    xx: xx #1 xx name is xx: xx:
xx: xx DTI xx: xx: 12.895%   xx:    xx %:    xx: xx DTI ratio percent is NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360 months.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx paid through date is NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx: xx:    xx:    xx %:    xx: xx city xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 772   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2031 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2058. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46778635	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$921.01	6.750%	360	xx	xx	Conventional	ARM	Purchase	86.061%	86.061%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	* xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $ XXX,XXX.XX in favor of ‘‘xx” with xx
* xx chain of assignment is not completed as the subject mortgage is currently assigned to “ xx residential xx ’’ instead of “xx .”

* xx active judgments/liens have been found in the updated title report against the borrower/subject property.

* xx taxes for XXXX have been paid for the amount of $ X,XXX.XX on xx/xx/XXXX.	* xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due date for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $ X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx servicing comment dated xx/xx/XXXX states that the reason for default of the loan is borrower's curtailment of income/excessive obligation. xx is interested in availing loss mitigation plans due to prevailing xx-XX pandemic condition. xx subject property is self occupied by borrower & is in average condition. xx damages & litigation have been reported *xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due date for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $ X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX
xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx of xx: 232 xx: 235 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2001   xx: xx/xx/2001   xx: 18 (xx)   xx %:    xx:    xx: xx:
xx: ARM xx: 4.750%   xx: 0.000%   xx: 4.750%   xx %: 4.xx%   xx:    xx: xx:
xx: xx DTI xx: xx: 54.782%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000222   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Operative index value is unable to confirm (Lvl 2) "* The operative index value at origination is unable to confirm."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from loan file docs."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6897488	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,271.89	12/26/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$353.90	7.625%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	10/01/2018	$28,474.96	Not Applicable	7.625%	$190.02	11/01/2018	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with xx#xx.

xx chain of assignment has been completed. xx current assignment of mortgage is with xx xx which was recorded on xx/xx/XXXX.

xx active judgments or liens have been found against the borrower/subject property.

xx county Xst and Xnd installment taxes for the year XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX current UPB reflected is in the amount of $XX	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX current UPB reflected is in the amount of $XX xx collection comment dated xx/xx/XXXX states the reason for default is curtailment of income. xx per the collection comment dated xx/xx/XXXX states the borrower’s income impacted by COVID-19 pandemic. xx comments have been found regarding the COVID-19 assistance. xx BPO report (xx) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
xx:xx:xx	xx loan modification agreement made between borrower xx (xx) and xx LLC (xx) on xx/xx/XXXX. xx per the modified terms, the new principal balance $XX,XXX.XX. xx borrower promises to pay $XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 267 xx: 269 |---| -2 |----| -0.xx% xx: xx of xx is 267 months. xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -31 (xx)   xx %:    xx: xx of xx is xx/xx/2018.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx:   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2028 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2058. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The subject property appraisal report at origination is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84038762	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,034.21	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$446.71	6.875%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx C. xx’ in the amount of $XX,XXX.XX in favor of ‘xx, xx’ which was recorded on xx/xx/XXXX under xx.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx xx’.
xx is junior mortgage against the subject property in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX under instrument# XXXX / XXXX in the favor of ‘xx, xx’.
xx is civil judgment against the subject borrower in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX in the favor of ‘xx’.
xx prior delinquent taxes have been found.
xx county taxes for XXXX have been found in the amount of $X,XXX.XX.
xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX. xx delinquency has been done for more than X month. xx last payment was received in the amount of $XXX.XX with interest rate of X.XXX% and P&I is $XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX	xx:xx:
xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX. xx delinquency has been done for more than X month. xx last payment was received in the amount of $XXX.XX with interest rate of X.XXX% and P&I is $XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX
xx comment dated xx/xx/XXXX shows that borrower was behind the payment because she recently had to leave her job due to her mom having cancer.
xx comment dated xx/xx/XXXX shows that borrower’s income has been impacted by COVID-19. xx latest comment dated xx/xx/XXXX shows that reason for default is COVID-19. xx further details have been found.
xx comment dated xx/xx/XXXX shows that subject property is occupied by owner.
xx visible damages have been found in available XX collection comments.
xx evidences have been found regarding foreclosure process and bankruptcy case.

xx:xx:xx	xx	xx: xx of xx: 228 xx: 231 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2001   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 27.380%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: MILEY   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56958515	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,192.56	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$830.02	7.375%	360	xx	xx	Conventional	ARM	Not Applicable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2017	$70,973.50	Not Applicable	3.500%	$274.94	04/01/2017	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx.

xx chain of assignment has not been completed. xx current assignment of mortgage is with xx xx which was recorded on xx/xx/XXXX. xx is break in the chain of assignment between xx to xx., successor in interest by merger to prxxipal residential mortgage, xx.

xx active judgments or liens have been found against the borrower/subject property.

xx county annual installment taxes for the year XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X month with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX current UPB reflected is in the amount of $XX	xx:xx per the review of collection comments, the current status of the loan is in collections. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X month with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX current UPB reflected is in the amount of $XX xx loan was modified on xx/xx/XXXX. xx collection comment dated xx/xx/XXXX states the reason for default is curtailment of income. xx comments have been found regarding the COVID-19 assistance. xx, we are unable to determine whether the borrower’s income has been affected by xx-XX from available collection comments. xx collection comment dated xx/xx/XXXX states the subject property is owner-occupied. xx comments have been found regarding the subject property condition.
xx:xx:xx	xx loan modification agreement made between borrower xx C. xx and xx R. xx (xx) and xx LLC (xx) on xx/xx/XXXX. xx per the modified terms, the new principal balance $XX,XXX.XX. xx borrower promises to pay $XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Note Origination Appraisal	xx: xx of xx: 278 xx: 281 |---| -3 |----| -1.06761% xx: xx of loan is 278 months. xx: xx:
xx: xx DTI xx: xx: 38.490%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/1997   xx:    xx %:    xx: xx original note is missing from the loan files.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 688   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: NA   xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2027 xx: xx (xx) xx %: xx: xx per mod, the stated maturity date is xx/xx/2057. xx: xx:	3: Curable		* Note is missing or unexecuted (Lvl 3) "The original note is missing from the loan files. However, as per the loan modification agreement was made on xx/xx/2017 stated that the loan maturity date is extended to xx/xx/2057."	* Missing Appraisal (Lvl 2) "The subject property appraisal report at origination is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3157332	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,033.83	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$788.31	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	69.767%	69.767%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/09/2017	$104,549.97	Not Applicable	6.875%	$640.24	11/01/2017	Financial Hardship	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx xx, xx, and xx which was recorded on xx/xx/XXXX.
xx is writ of (xx) against the borrower xx in the favor of xx for the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx combined taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx:xx to the review of the servicing comments, the borrower is current with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx modification agreement was made on xx/xx/XXXX, between the borrower “xx” and the lender “xx LLC”. xx borrower promises to make a monthly payment of $XXX.XX with a rate of interest of X.XXX%, beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx new principal balance stated in the xx is in the amount of $XX.	Missing Required State Disclosures	xx: xx of xx: 227 xx: 229 |---| -2 |----| -0.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2001   xx:    xx %:    xx: NA   xx: xx:
xx: xx #1 xx: xx: L   xx:    xx %:    xx: xx per the note, the borrower#1 middle name is xx.   xx: xx:
xx: xx DTI xx: xx: 43.380%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx payment history string reversed is xx.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2032 xx: xx (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Required State Disclosures (Lvl 2) "The subject property is located in GA state. The "Disclosure of Additional Fees" is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39990961	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,608.35	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$791.29	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	45.185%	45.185%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX with the lender “xx” with xx/xx#XXXX / XXX.

xx chain of assignment has been completed.

X. xx is one junior mortgage active against the property in the amount of $XX,XXX.XX in the favor of “xx of xx” which was recorded on xx/xx/XXXX.

X. xx is another junior mortgage active against the property in the amount of $XXX,XXX.XX in the favor of “xx” which was recorded on xx/xx/XXXX.

xx delinquent taxes have been found for the prior year.
xx	xx:xx is in performing status.

xx to the payment history as of xx/xx/XXXX, the borrower is making payments. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx current UPB as of the date is $XX,XXX.XX.

xx post-closing bankruptcy activity has been found.  xx foreclosure activity has been noted.

xx damage or repairs have been found in the latest servicing comments.

xx:xx:xx	xx is conventional fixed mortgage with the original P&I $XXX.XX and the interest rate X.XXXX% with the maturity date xx/xx/XXXX. xx per the payment history as of xx/xx/XXXX, the current P&I is $XXX.XX and the interest rate is X.XXX %. xx, there is decrease in P&I with respect to note data which seems that there would be a possibility of modification. xx modification tape data also reflects the xx effective date is xx/xx/XXXX. xx, the executed modification agreement is missing from the loan file.	xx: xx of xx: 226 xx: 229 |---| -3 |----| -1.xx% xx: N/A xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2001   xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 61.300%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
																																																																																				xx: xx: xx: xx/xx/2032 xx: xx %: xx: xx is missing. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28307284	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$324.10	8.500%	360	xx	xx	Conventional	Fixed	Purchase	96.897%	96.897%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/07/2017	$32,297.99	Not Applicable	4.000%	$134.99	12/01/2017	Financial Hardship	xx title report as of xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX with xx. xx of assignment shows current assignee is xx. xx are no liens or judgments noted on the updated xx. xx property taxes in the amount of $XX.XX are paid.	xx to the pay history as of xx/xx/XXXX, the borrower is due for the xx/xx/XXXX payment. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied to the xx/xx/XXXX payment. xx current UPB is $XX,XXX.XX. xx P&I payments of $XXX.XX are due at a rate of X%.	xx:CH: xx per the review of the servicing comments, currently, the loan is in performing.
xx per the comment dated xx/xx/XXXX, the reason for default is curtailment of income.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx subject loan was modified on xx/xx/XXXX with a new principal balance of $XX,XXX.XX. xx P&I payments of $XXX.XX are due at a rate of X% beginning xx/xx/XXXX until the new stated maturity date of xx/xx/XXXX.	xx: xx of xx: 224 xx: 226 |---| -2 |----| -0.xx% xx: xx info provided xx: xx:
xx: xx DTI xx: xx: 45.920%   xx:    xx %:    xx: xx applicable   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx deferred mod balance   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is a fixed rate   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx pay history provided   xx: xx:
xx: xx: xx: 663   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2032 xx: xx (xx) xx %: xx: xx subject loan was modified which extended the maturity date xx: xx:	2: Acceptable with Warnings			* Property is Manufactured Housing (Lvl 2) "As per the updated title report dated on xx/xx/2021 the subject property is affixed. Updated title report shows VIN number “XX."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5326225	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$615.44	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$417.55	8.000%	Unavailable	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/02/2018	$62,732.73	$3,232.73	4.500%	$267.49	09/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for xx., A xx active judgments/liens have been found in the updated title report against the borrower/subject property.	xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx per updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XXxx shows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX out of which $X,XXX.XXX has been deferred and the new interest bearing principal amount is in the amount of $XX xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX out of which $X,XXX.XXX has been deferred and the new interest bearing principal amount is in the amount of $XX xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	xx: xx of xx: xx: 226 |---| |----| xx: xx applicable. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2002   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx DTI xx: xx: 31.140%   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx/xx/2002   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 360   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: MI xx: xx: PMI   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx history string is 000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx: xx history string reversed is 000000000000000000000000.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: 553   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2032 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2058. xx: xx:	2: Acceptable with Warnings			* Property is Manufactured Housing (Lvl 2) "The subject property is a Manufactured Home and Manufactured Home Affidavit of Affixation (Locator) are attached with the subject mortgage and it has a VINXX										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10875486	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$866.76	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$683.21	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	20.386%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report as of xx/xx/XXXX, the property ownership is on the name of xx and xx the subject mortgage was recorded on xx/xx/XXXX with the xx, xx.
xx chain of assignment is complete as the current assignee is xx xx D/B/A xx.
xx is a junior mortgage lien recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in the favor of xx, xx.
xx judgments and liens.
xx county tax for year XXXX is paid in the amount of $XXX.XX.
xx to the payment history, the current UPB is $XX,XXX.XX. xx last payment has been made in the amount of $XXX.XX, which was applied for the due date of xx/xx/XXXX, the loan is next due for xx/xx/XXXX.xx borrower is X month behind his scheduled payments.	xx:xx to the collection comments the loan is in collections. xx to the payment history, the current UPB is $XX,XXX.XX. xx last payment has been made in the amount of $XXX.XX, which was applied for the due date of xx/xx/XXXX, the loan is next due for xx/xx/XXXX.xx borrower is X month behind his scheduled payments.
xx:xx:xx	xx	xx: xx of xx: 218 xx: 222 |---| -4 |----| -1.xx% xx: N/A xx: xx:
xx: xx (xx script version)   xx: xx/xx/2002   xx: xx/xx/2002   xx: 12 (xx)   xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: 20.386%   xx: 42.750%   xx: -22.364%   xx %: -22.xx%   xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: N/A   xx: xx:
																																																																																				xx: xx: xx: 643 xx: xx %: xx: xx: xx:	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34540651	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,758.35	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$927.21	7.625%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	04/01/2019	$97,342.67	Not Applicable	7.625%	$649.59	05/01/2019	Financial Hardship	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx A xx and xx and lender MERS as nominee for xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “xx xx”.	xx	xx:xx subject loan is in collection. xx of the collection comments states that the borrower has been delinquent for X month and the next due date is xx/xx/XXXX.
xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which began on xx/xx/XXXX. xx new modified principal balance is in the amount of $XXand the interest bearing amount is $XX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.
xx per collection comments the subject property has been occupied by the owner and is in average condition.
xx:xx:xx	xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which began on xx/xx/XXXX. xx new modified principal balance is in the amount of $XXand the interest bearing amount is $XX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.	xx: xx of xx: 218 xx: 221 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2002   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 35.630%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 568   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2032 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8641741	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$369.48	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$515.36	6.875%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/30/2016	$62,175.80	Not Applicable	6.875%	$380.75	01/01/2017	Financial Hardship	xx title report as of xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $xx with xx. xx of assignment is complete as current assignee is xx. xx no junior liens on title.	xx dated as of xx/xx/XXXX reveals that the borrower is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date xx/xx/XXXX. xx current P&I is $XXX.XX and rate of interest is X.xx%. xx current unpaid principal balance is in the amount of $XX accrual of ($XXX.XX) for a total debt of $xx.	xx:xx: RFD is N/A. xx has been modified once since origination: mod dated xx/xx/XXXX w/ xx. - principal balance: $xx - interest rate: X.xx% - P&I: $XXX.XX - first due: xx/xx/XXXX - maturity date: xx/xx/XXXX. RECOMMENDATION: PAYMENT ARRANGEMENT
xx:xx:xx	xx has been modified once since origination: mod dated xx/xx/XXXX w/ xx. - principal balance: $xx - interest rate: X.xx% - P&I: $XXX.XX - first due: xx/xx/XXXX - maturity date: xx/xx/XXXX	xx: xx of xx: 217 xx: 220 |---| -3 |----| -1.xx% xx: N/A xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2002   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
																																																																																				xx: xx: xx/xx/2056 xx: xx/xx/2032 xx: xx (xx) xx %: xx: N/A xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77690750	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$679.53	8.875%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/31/2019	$64,113.29	Not Applicable	8.875%	$488.38	11/01/2019	Financial Hardship	xx active judgments or liens found.	xx:xx loan is in collection. xx bankruptcy and foreclosure action has been found in the loan file. xx damage or repairs has been found on the subject property. xx:xx:xx	xx modification agreement was made on xx/xx/XXXX. xx modification interest rate is X.XXX% and borrower has promised to pay P&I in the amount $XXX.XX began on xx/xx/XXXX. xx new principal balance is $XX which is also an interest bearing amount. xx last modified payment will be due on xx/xx/XXXX.	Note	xx: xx of xx: 218 xx: 221 |---| -3 |----| -1.xx% xx: xx of xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2002   xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx lender G/L xx MI   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 30 (xx)   xx %:    xx: xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2032 xx: xx (xx) xx %: xx: xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "original note is missing from the loan file."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20575829	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$4,625.09	12/15/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,098.89	5.250%	360	xx	xx	Conventional	ARM	Not Applicable	60.303%	60.303%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	09/01/2017	$135,985.95	Not Applicable	4.125%	$578.96	10/01/2017	Financial Hardship	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “xx’s xx" in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment is xxomplete as the current assignment of mortgage is with "xx xx" instead of " xx".
xx taxes for the year of XXXX are due in two installments on xx/xx/XXXX and xx/xx/XXXX in the amount $X,XXX.XX.
xx is an active sewer lien plaintiff by “xx” in the amount $XXX.XX which is recorded on xx/xx/XXXX.
xx are X credit card judgments plaintiff by “xx” and “xx (USA), N.A.” in the amount $XX,XXX.XX and $XX,XXX.XX respectively.
xx is one civil judgment lien plaintiff by “xx” in the amount $XX,XXX.XX which was recorded on xx/xx/XXXX.	xx to the payment history as of dated xx/xx/XXXX, the borrower is performing with the loan. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XXX% and P&I of $XXX.XX, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX.	xx:xx loan is performing.
xx to the payment history as of dated xx/xx/XXXX, the borrower is performing with the loan. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XXX% and P&I of $XXX.XX, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX.
xx:xx:xx	xx modification agreement was made between the borrower “xx” and servicer (xx) “xx LLC” on xx/xx/XXXX. xx modification interest rate is X.XXX% and borrower has promised to pay P&I in the amount $XXX.XX began on xx/xx/XXXX. xx new principal balance is $XX, which is also an interest bearing amount. xx last modified payment will be due on xx/xx/XXXX.	xx: xx of xx: 217 xx: 219 |---| -2 |----| -0.xx% xx: 217 xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2002   xx:    xx %:    xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: 000000000000000000000000   xx: xx:
xx: xx: 000000000000000000000000   xx: 00000000000000000000001'   xx:    xx %:    xx: 000000000000000000000000   xx: xx:
xx: xx: xx: xx   xx:    xx %:    xx: xx change   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: 30 xx:    xx %:    xx: xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/1932 xx: xx (xx) xx %: xx: xx/xx/2057 xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13001849	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,658.84	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$448.22	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	58.333%	58.333%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/10/2013	$62,569.15	$0.00	6.625%	$371.90	02/01/2013	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX, shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX with xx.

xx chain of assignment has not been completed as no assignment has been found.

xx is one junior mortgage active against the subject mortgage in the favor of xx., in the amount of $XX,XXX.XX, originated on xx/xx/XXXX and recorded on xx/xx/XXXX.

xx active judgments or liens found.

xx annual installment of county taxes for the year XXXX has been due in the amount of $X,XXX.XX on xx/xx/XXXX.

xx prior year delinquent taxes have been found.
xx per the review of payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX	xx:xx to servicing comments, the current status of the loan is collection.

xx per the review of payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX

xx modification agreement was made between xx and xx on xx/xx/XXXX. xx per the modified term, the new principal balance is $XX xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX. xx modification does not have a xx provision. xx loan was modified once.

xx to the PACER, the borrower xx A. xx had filed bankruptcy under chapter- X with the case# xx on xx/xx/XXXX. xx case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.

xx per comment dated xx/xx/XXXX, the reason for default is reduction in income due to covid.

xx per comment dated xx/xx/XXXX, approved X months forbearance plan which began from xx/xx/XXXX to xx/xx/XXXX with each in the amount of $XXX.XX.

xx per comment dated xx/xx/XXXX, the subject property is owner occupied and borrower intent to keep the property.
xx:xx:xx to the PACER, the borrower xx A. xx had filed bankruptcy under chapter- X with the case# xx on xx/xx/XXXX. xx case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx modification agreement was made between xx and xx on xx/xx/XXXX. xx per the modified term, the new principal balance is $XX xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX. xx modification does not have a xx provision. xx loan was modified once.	Origination Appraisal	xx: xx of xx: 215 xx: 219 |---| -4 |----| -1.xx% xx: xx of loan is 215. xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx to the PACER, the borrower xx A. xx had filed bankruptcy under chapter- 7 with the case# xx on xx/xx/2011. xx case was discharged on xx/xx/2011 and terminated on xx/xx/2011.   xx: xx:
xx: xx of xx: xx/xx/2013   xx: xx/xx/2013   xx: 9 (xx)   xx %:    xx: xx modification agreement was made on xx/xx/2013.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is fixed.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx payment history reversed string is xx.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx: xx/xx/2053 xx: xx/xx/2032 xx: 7366 (xx) xx %: xx: xx stated maturity date is xx/xx/2053. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5140601	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$785.60	7.740%	360	xx	xx	Conventional	Fixed	Not Applicable	93.019%	93.019%	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with xx, a xx, recorded with the xx/ xx/xx# xx XXXX / xx.

xx of assignment has been completed. xx last assignment is with xx xx
D/B/A xx.

xx mortgages, liens and judgments are found against borrower and property is as follows:

X.xx is a  xx card judgment active against borrower “xx” in the favor of “xx”, which was  recorded on date xx/xx/XXXX in the amount of $XX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for a month. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX	xx:xx current status is collection.
xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for a month. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX
xx to the collection comment dated xx/xx/XXXX,the RFD is xx-XX virus .
xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx:xx:xx	xx	xx: xx of xx: 217 xx: 220 |---| -3 |----| -1.xx% xx: NA. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2002   xx:    xx %:    xx: NA.   xx: xx:
xx: xx DTI xx: xx: 27.893%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: 681   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: NA. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15294902	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$4,668.26	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,104.41	5.250%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2019	$151,172.04	Not Applicable	4.000%	$631.81	05/01/2019	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. in the amount of $ XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# XX xx.
xx chain of assignment has been completed. xx the assignment is with xx xx which was recorded on xx/xx/XXXX.
xx are two xx enforcement liens against the subject property in the total amount of $X,XXX in which was filed by xx of xx and it was recorded on xx/xx/XXXX and xx/xx/XXXX.
xx junior mortgage open against the subject property in the favor of MERS as nominee for xx, a xx of xx, N.A. in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# XX xx.
xx county Xnd installments taxes for the year of XXXX/XXXX have been due in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.

xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx modification agreement was made on xx/xx/XXXX.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx collection comment dated xx/xx/XXXX, states that the borrower’s income has been impacted by covidXX and the borrower states that the reason for default is sick due to covidXX. xx to the collection comment xx/xx/XXXX, the X month’s forbearance plan was offered to the borrower and the plan started from xx/xx/XXXX to xx/xx/XXXX.  xx per the latest collection comment dated xx/xx/XXXX, the forbearance plan extension has been approved by the servicer for X months.
xx are no comments found related to the subject property type and the condition.

xx:xx:xx	xx modification agreement was made on xx/xx/XXXX. xx new modified principal balance is $XX. xx borrower promises to pay the monthly P&I of $XXX.XX with an interest rate X.XXX %; beginning from xx/xx/XXXX till the maturity date is xx/xx/XXXX.	xx: xx of xx: 215 xx: 217 |---| -2 |----| -0.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2002   xx: xx/xx/2002   xx: 5 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 30.760%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $7355.73   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2020   xx: -427 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2002   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 30 xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2033 xx: xx (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65128072	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,596.73	7.000%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/20/2018	$185,746.50	Not Applicable	3.500%	$719.57	02/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with MERS as nominee for “xx” and was recorded on xx/xx/XXXX. xx chain of assignment is complete and last assignee ”xx xx”. xx county property taxes for the year XXXX were due on xx/xx/XXXX in the amount of $XXX.XX. xx year delinquent taxes are paid. xx liens and judgments are active on the title.	xx of the payment history provide from the period xx/xx/XXXX to xx/xx/XXXX shows borrower is X months delinquent. xx last payment received date is xx/xx/XXXX in the amount $ XXXX.XX with interest rate X.X%. xx due date is xx/xx/XXXX. xx UPB reflects in the amount $XXX,XXX.XX.	xx:xx servicing comments from xx/xx/XXXX to xx/xx/XXXX shows that borrower is X months delinquent. xx of the payment history provide from the period xx/xx/XXXX to xx/xx/XXXX shows borrower is X months delinquent. xx last payment received date is xx/xx/XXXX in the amount $ XXXX.XX with interest rate X.X%. xx due date is xx/xx/XXXX. xx UPB reflects in the amount $XXX,XXX.XX. xx foreclosure and bankruptcy activity found. xx damage and repairs found on subject property.

xx:xx:xx	xx loan modification agreement was made between borrower “xxxx, xx, AZ xx” on xx/xx/XXXX. xx modified UPB is $XXX,XXX.XX and borrower promises to pay P&I $XXX.XX with interest rate X.X% from xx/xx/XXXX. xx modified maturity date is xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 213 xx: 217 |---| -4 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2002   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 689   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2033 xx: xx (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61309193	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	11/08/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$916.88	5.875%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/24/2017	$111,033.01	Not Applicable	5.875%	$601.27	03/01/2017	Financial Hardship	xx and xx to the IRS in the amount of $XXX,XXX.XX	xx:xx/xx/XXXX xx to TLO xx/xx/XXXX xx-HomeX xx FLN_XDue_Initial SYSTEMDIAL xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX, new principle balance as per modification is $xx which is also interest bearing amount. xx agrees to pay P.I. in the amount of $XXX.XX with the I.R. of X.XXX% starting from xx/xx/XXXX. xx maturity date is xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 215 xx: 217 |---| -2 |----| -0.xx% xx: xx of xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2002   xx:    xx %:    xx: xx: xx:
xx: xx DTI xx: xx: 39.300%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L xx MI   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2020   xx: 31 (xx)   xx %:    xx: xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx of xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: 618   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2057   xx: xx/xx/2033   xx: xx (xx)   xx %:    xx: xx: xx:
																																																																																				xx: xx: PUD xx: xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52006842	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$902.74	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$744.77	5.375%	360	xx	xx	Conventional	ARM	Not Applicable	79.167%	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	11/01/2018	$94,387.73	Not Applicable	4.625%	$431.95	12/01/2018	Financial Hardship	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# XXXX-xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xst half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx Xnd half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXX.XX.
xx prior year’s delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX	xx:xx to the review of the servicing comments, the loan is currently in collection. xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX
xx comments have been found regarding reason for default.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx to the modification, the loan was modified on xx/xx/XXXX. xx new modified principal balance as per modification is in the amount of $XXwith interest rate starting at X.XXX% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx loan was modified once.	Origination Appraisal	xx: xx of xx: 215 xx: 217 |---| -2 |----| -0.xx% xx: xx of loan is 215. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2002   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2018   xx:    xx %:    xx: NA.   xx: xx:
xx: xx DTI xx: xx: 47.930%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx string reversed is xx.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: 713   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2033 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2058. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66240991	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	11/29/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$931.63	9.990%	360	xx	xx	Conventional	Fixed	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx active judgments or liens found.	xx per payment history as of xx/xx/XXXX, the borrower is delinquent for X month and the next due date is xx/xx/XXXX.	xx:xx per payment history as of xx/xx/XXXX, the borrower is delinquent for X month and the next due date is xx/xx/XXXX. xx:xx:xx	xx	Note Origination Appraisal	xx: xx of xx: 215 xx: 218 |---| -3 |----| -1.xx% xx: xx of xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2002   xx:    xx %:    xx: xx: xx:
xx: xx DTI xx: xx: 40.208%   xx:    xx %:    xx: xx DTI xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2020   xx:    xx %:    xx: xx of xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L xx MI   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2020   xx: 91 (xx)   xx %:    xx: xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: $xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx: xx:
xx: xx: xx: 562   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2032 xx: xx %: xx: xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "original note is missing from the loan file."		* Missing Appraisal (Lvl 2) "Missing Appraisal"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66466689	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$740.51	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$606.27	5.625%	Not Applicable	xx	xx	Conventional	Fixed	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/19/2017	$49,190.60	Not Applicable	5.625%	$257.91	09/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for “xx, N.A”.

X. xx is active IRS xx available in the updated title report against the borrower in the amount of $ XX,XXX.XX in favor of “xx of the xx - xx” and it was recorded on xx/xx/XXXX.

X. xx is active civil judgment available in the updated title report against the borrower in the amount of $ X,XXX.XX in favor of “xx., xx of xx/xx MI xx VISA” and it was recorded on xx/xx/XXXX.

xx annual county taxes for the year XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X months. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XX,XXX.XX.	xx:xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X months. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XX,XXX.XX.
xx per comment dated xx/xx/XXXX RFD of the loan is reduction of income due to covid. xx occupancy status is owner occupied.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new P&I in the amount of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the maturity date of xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: xx: 216 |---| |----| xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2002   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 24.120%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -13 (xx)   xx %:    xx: xx date of last modification is xx/xx/2017.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2003   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 180   xx:    xx %:    xx: NA   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx:    xx:    xx %:    xx: xx address street is    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx postal code is xx.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 637   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2018 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2057. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing in loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35597321	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,103.50	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,118.00	6.125%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/05/2018	$156,813.73	Not Applicable	4.500%	$704.98	10/01/2018	Financial Hardship	xx dated xx/xx/XXXX shows mortggage originated on xx/xx/XXXX between borrowers xx and xx, his wife, not in xx in xx, but in JOINT TENANCY and MERS as nominee for lender xx, in the amount of $XXX,XXX with a maturity date xx/xx/XXXX.

xx in file shows coborrower xx is deceased as of xx/xx/XXXX, yet a partial calim release has not been completed and title still shows as vested to xx as of xx/xx/XXXX.

xx action first taken on xx/xx/XXXX with a filing of xx.LisPendens under case #xx/xx/XXXX.

xx owes the xx of xx of xx $XX,XXX.XX for XXXX,XXXX and XXXX.

XXXX xx taxes are paid in full for $X,XXX.XX.

xx modification is not recorded.	xx pay history borrower is current and performing and next due for the xx/xx/XXXX due date. xx loan will become one month past dues of xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and applied to the xx/xx/XXXX due date.
xx UPB is $XXX,XXX.XX.	xx:xx pay history borrower is current and performing and next due for the xx/xx/XXXX due date. xx loan will become one month past due as of xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and applied to the xx/xx/XXXX due date. xx UPB is $XXX,XXX.XX. xx borrower fell behind as of X/X/xx, however he reinstated and has been mostly consistent making the regular payment.

xx was modified on xx/xx/XXXX with an interest bearing balance of $XXX,XXX.XX.  xx rate was amended to X.XX% fixed until maturity on xx/xx/XXXX.  xx first modified payment of P&I in the amount of $XXX.XX is due on xx/xx/XXXX.

xx in file shows coborrower xx is deceased as of xx/xx/XXXX.

xx action first taken on xx/xx/XXXX with a filing of xx/LisPendens under case #

xx owes the xx of xx of xx $XX,XXX.XX for XXXX,XXXX and XXXX.
xx:xx:xx	xx was modified on xx/xx/XXXX with an interest bearing balance of $XXX,XXX.XX. xx rate was amended to X.XX% fixed until maturity on xx/xx/XXXX. xx first modified payment of P&I in the amount of $XXX.XX is due on xx/xx/XXXX.	Credit Report	xx: xx of xx: 213 xx: 215 |---| -2 |----| -0.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 22.881%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2020   xx: 31 (xx)   xx %:    xx: xx pay history borrower is current and performing and next due for the xx/xx/2021 due date. xx loan will become one month past due as of xx/xx/2021. xx last payment was received on xx/xx/2020 in the amount of $2,622.05 and applied to the xx/xx/2020 due date.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: $xx: $xx: $-xx %: -8.xx%   xx: per application at origination the value used for LTV is $210,000   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx: xx:
xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2033 xx: xx (xx) xx %: xx: xx value is modified maturity date of xx/xx/2058 xx: xx:	1: Acceptable				* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78087721	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,886.00	11/08/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$935.46	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	97.368%	97.368%	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/01/2018	$122,714.97	Not Applicable	4.500%	$551.68	10/01/2018	Financial Hardship	xx per the updated title report as of xx/xx/XXXX, the property ownership is on the name of xx P. xx the subject mortgage was recorded on xx/xx/XXXX with the xx of xx chain of assignment is complete as the current assignee is xx xx D/B/A xx.
xx judgments and liens.
xx annual tax for the year XXXX is due for Xst and Xnd installment in the amount of $XXXX.XX respectively.
xx to the payment history, the current UPB is $XXX,XXX.XX. the last payment has been made on xx/xx/XXXX in the amount of $XXX.XX, which was applied for the due date of xx/xx/XXXX, the loan is next due for xx/xx/XXXX.xx borrower is X month behind his scheduled payments.	xx:xx to the collection comments the loan is performing. xx to the payment history, the current UPB is $XXX,XXX.XX. the last payment has been made on xx/xx/XXXX in the amount of $XXX.XX, which was applied for the due date of xx/xx/XXXX, the loan is next due for xx/xx/XXXX.xx borrower is X month behind his scheduled payments. xx complaint has been filed on xx/xx/XXXX, previous lis pendens filed are on xx/xx/XXXX no xx of lis pendens is found, hence the missing the de-acceleration letter.

xx:xx complaint has been filed on xx/xx/XXXX, previous lis pendens filed are on xx/xx/XXXX no xx of lis pendens is found, hence the missing the de-acceleration letter.
xx:xx	xx loan modification agreement was made on xx/xx/XXXX between xx P. xx and xx LLC.
xx new principal balance amount is $xx to be paid at the rate of interest of X.X% and P&I of $XXX.XX from xx/xx/XXXX to xx/xx/XXXX.
Credit Report Mortgage Insurance	xx: xx of xx: 214 xx: 216 |---| -2 |----| -0.xx% xx: N/A xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2002   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2013   xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 30.270%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: MI xx: xx: RMIC (xx)   xx:    xx %:    xx: N/A   xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 734   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: N/A   xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2033 xx: xx (xx) xx %: xx: N/A xx: xx:	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "The mortgage insurance certificate is not found in the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87949582	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,277.00	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$726.55	6.250%	360	xx	xx	Conventional	Fixed	Purchase	71.689%	71.689%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/18/2018	$87,836.37	Not Applicable	6.250%	$498.68	08/01/2018	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx DBA xx for the amount of $xx.

xx chain of assignment has been completed. xx, the assignment is with the xx xx, its successors and assigns which was recorded on xx/xx/XXXX.

xx liens and judgments have been found.
xx is state tax against the borrower in the favor of xx of xx for the amount of $X.XX which is recorded on xx/xx/XXXX.

xx are six state taxes against the borrower in the favor of xx for the amount of xx which is recorded on different dates.

xx annual taxes of XXXX have been paid in the amount of $XXXX.XX.
xx, any prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx unpaid principal balance is reflected in the amount of $XX xx interest rate is X.XXX% and P&I of $XXX.XX.	xx:xx to latest payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx unpaid principal balance is reflected in the amount of $XX xx interest rate is X.XXX% and P&I of $XXX.XX.

xx information has been found regarding the foreclosure.

xx was not filed.

xx subject property has been occupied by the owner. xx damages or repairs have been found.

xx:xx:xx	xx per the modification agreement which was made on xx/xx/XXXX between the borrower and lender. xx per the modified terms, the new principal balance is $XXrower has promised to pay the in the amount of $XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX.	Credit Report	xx: xx of xx: 212 xx: 215 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2003   xx: xx/xx/2003   xx: 11 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 22.800%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx  xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 773   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2033 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable				* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10621695	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$715.97	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$490.28	6.125%	240	xx	xx	Conventional	Fixed	Not Applicable	85.759%	85.759%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2017	$30,060.73	Not Applicable	6.125%	$168.03	12/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX, with MERS as nominee for xx's xx, recorded with the xx/ xx/xx# xx-xx XXXX/XXX.

xx of assignment has been completed. xx last assignment is with xx xx.

xx active liens and judgments have been found against borrower and property.

xx are no prior year real estate delinquencies.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx current status is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX xx borrower has been making payment as per xx modification agreement was made on xx/xx/XXXX.xx agreement made between the borrowers (xx and xx C. xx) and lender is (xx LLC.) xx new modified principal balance as per modification is in the amount of $XXwith interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per loan modification agreement is xx/xx/XXXX. xx to collection comment dated xx/xx/XXXX,the RFD is borrower is out of xx. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property. xx evidence has been found regarding xx. xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx:xx:xx to the PACER, the borrower “xx and xx” had filed for bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX.xx POC was filed on xx/xx/XXXX, the POC amount is $XX,XXX.XX and the arrearage amount is $XX,XXX.XX. xx debtor shall pay the trustee $X,XXX.XX for XX months under chapter XX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XX,XXX.XX and the value of the collateral is $XX,XXX.XX; however, the unsecured portion is $XX.XX. xx is no comment indicating a cram down. xx plan was confirmed on xx/xx/XXXX.xx the bankruptcy was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx borrower has been making payment as per xx modification agreement was made on xx/xx/XXXX.xx agreement made between the borrowers (xx and xx C. xx) and lender is (xx LLC.) xx new modified principal balance as per modification is in the amount of $XXwith interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per loan modification agreement is xx/xx/XXXX.	Credit Report	xx: xx of xx: 212 xx: 214 |---| -2 |----| -0.xx% xx: NA. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: NA.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx DTI xx: xx: 49.686%   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: MI xx: xx: 12.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: NA.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA.   xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2023 xx: xx (xx) xx %: xx: xx/xx/2057. xx: xx:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. As per the Appraisal report dated xx/xx/2003(XXPG#3847), the subject property is Manufactured Housing. However, the Affidavit of Affixation is not available in the loan file. Short Form policy available in the loan file but no ALTA -7 endorsement attached. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title report does not reflects the VIN# or property type.""			* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63781303	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$2,244.99	$4,489.98	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,241.50	6.375%	360	xx	xx	Conventional	Fixed	Refinance	51.026%	51.026%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with xx xx which was recorded on xx/xx/XXXX.
xx is a judgments which were recorded on xx/xx/XXXX in the favor of xx in the amount of $XXXX.XX.
xx are X municipal liens against the subject property in the favor of xx of xx in the total amount of $XXXX.XX which were recorded on different dates.
xx is a junior mortgage in the amount of $XX,XXX which was recorded on xx/xx/XXXX in the favor of xx, xx.
Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xnd installment taxes for the year of XXXX have been delinquent in the amount of $XXXX.XX.
xx per the review of the payment history, the borrower has been delinquent for XX+days and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx loan is currently in collections and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX.
xx records for bankruptcy and foreclosure have been found. xx comments have been found stating the borrower’s income was impacted by xx. xx repairs and damages have been found.

xx:xx:xx	xx	Credit Report Origination Appraisal	xx: xx of xx: 211 xx: 214 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2003   xx: xx/xx/2003   xx: 32 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx: xx: xx consolidation xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85789906	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,353.84	10/31/2024	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$459.85	6.875%	360	xx	xx	Conventional	Fixed	Refinance	73.684%	73.684%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/16/2018	$68,732.91	Not Applicable	6.875%	$420.90	05/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $xx in favor of xx, xx.

xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx xx” instead of “xx.”

xx junior or senior judgments/liens/mortgages:

X. xx is an active junior xx available in the updated title report against xx in the amount of $XXX.XX in favor of "xx of NC" and it was recorded on xx/xx/XXXX.

X. xx is an active junior xx available in the updated title report against xx in the amount of $X,XXX.XX in favor of "xx" and it was recorded on xx/xx/XXXX.

xx annual xx taxes for XXXX have been paid in full in the amount of $X,XXX.XX on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX
xx:xx per the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +X months. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is the amount of $XXX.XX and PITI is in the amount of $XXUPB reflected as per the updated payment history is in the amount of $XX
xx loan has been modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.xx% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.
xx per the comment date xx/xx/XXXX the subject property has been occupied by the xx- xx or xx party.
xx per collection comment dated xx/xx/XXXX shows that the reason for default is xx of xx.xx latest BPO is not available .xx servicing comments do not reflect any damage.

xx:xx per the collection comment dated xx/xx/XXXX shows that the foreclosure referral step X is completed. xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings
xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.xx% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	Credit Report	xx: xx of xx: 211 xx: 214 |---| -3 |----| -1.xx% xx: xx not use for review xx: xx:
xx: xx (xx script version)   xx: xx/xx/2003   xx: xx/xx/2003   xx: 51 (xx)   xx %:    xx: xx not use for review   xx: xx:
xx: xx DTI xx: xx: 36.920%   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is "xx".   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx is "xx".   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx: xx: 595   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/2033   xx: xx (xx)   xx %:    xx: xx is xx/xx/2058.   xx: xx:
																																																																																				xx: xx: PUD xx: xx: xx %: xx: xx is "PUD". xx: xx:	3: Curable		* Occupancy concerns - (Lvl 3) "As per the comment date xx/xx/2020 the subject property has been occupied by the Non- Owner or Unknown party."		* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29805343	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,008.65	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,258.59	7.500%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/23/2017	$149,989.32	Not Applicable	4.000%	$626.86	05/01/2017	Change of Terms	xx the updated title report, the subject mortgage is not in senior position. xx are XX water liens totaling $X,XXX.XX. xx chain of assignments is complete. xx are current.	xx	xx:xx notes as of xx/xx/XXXX commencing on X/XX/XX. xx’s willingness and ability to pay is poor. xx is in collections. xx is a previous resolution of a permanent modification that was not successful. xx is no unrepaired property damage. xx servicing comment dated X/X/XX, the borrower was impacted by COVID-19. xx is no contested litigation in the file.
xx:xx:xx had filed bankruptcy under xx XX with the xx #xx on xx/xx/XXXX. xx of xx is xx/xx/XXXX. xx of xx is xx/xx/XXXX. xx debt was not reaffirmed.	xx had modified original mortgage on xx/xx/XXXX new principal balance of $XXX,XXX.XX. xx maturity date is xx/xx/XXXX and new term XXX months. xx of term by XXX months. xx is fixed rate of X% with a P&I payment of $XXX.XX beginning on xx/xx/XXXX.	Credit Report	xx: xx of xx: 211 xx: 214 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 718   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2033 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable				* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64263108	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,863.91	11/06/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$740.44	6.000%	360	xx	xx	Conventional	Fixed	Not Applicable	84.014%	84.014%	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2016	$95,833.76	Not Applicable	6.000%	$527.29	07/01/2016	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx/xx#xx/XXX.

xx chain of assignment has not been completed. xx current assignment of mortgage is with xx xx D/B/A xx which was recorded on xx/xx/XXXX. xx, there is break in the chain of assignment between xx xx and xx, xx. as nominee for xx, xx.

xx is a junior mortgage that originated on xx/xx/XXXX with lender xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.

xx combined Xst, Xnd, Xrd installment taxes for the year XXXX have been paid in the amount of $$XXX.XX on xx/xx/XXXX, $XXX.XX on xx/xx/XXXX, and $XXX.XX on xx/xx/XXXX. xx Xth installment taxes are due in the amount of $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X months with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX current UPB reflected is in the amount of $XX	xx:xx per the review of collection comments, the current status of the loan is in collections. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X months with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX current UPB reflected is in the amount of $XX xx loan was modified on xx/xx/XXXX. xx collection comment dated xx/xx/XXXX states the reason for default is illness of the borrower. xx foreclosure was initiated. xx file was referred to attorney on xx/xx/XXXX. xx, the foreclosure proceedings were closed due to the loan was reinstated on xx/xx/XXXX. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx BPO report (xx) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
xx:
xx per the comment dated xx/xx/XXXX, the subject property is owner-occupied.
xx per the comment dated xx/xx/XXXX, the FC has been cancelled due to the loan being reinstated with the $X,XXX.XX amount and X-month RPP plan with the monthly payment of $X,XXX.XX. xx to determine further details.
xx per the comment dated xx/xx/XXXX, the RFD of the borrower is excessive obligations.

xx:xx:xx	xx loan modification agreement made between borrower xx and xx (xx) and xx LLC (xx) on xx/xx/XXXX. xx per the modified terms, the new principal balance $XX,XXX.XX. xx borrower promises to pay $XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	xx: xx of xx: 210 xx: 214 |---| -4 |----| -1.xx% xx: xx of xx is 210 months. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2003   xx: xx/xx/2003   xx: 28 (xx)   xx %:    xx: xx date is xx/xx/2003.   xx: xx:
xx: xx DTI xx: xx: 55.670%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx/xx/2016   xx: xx/xx/2016   xx: -12 (xx)   xx %:    xx: xx date of xx modification is xx/xx/2016   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360/360 months.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: NA   xx: xx:
																																																																																				xx: xx: xx/xx/2056 xx: xx/xx/2033 xx: 8462 (xx) xx %: xx: xx per mod, the stated maturity date is xx/xx/2056. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8947432	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	11/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$614.61	5.875%	360	xx	xx	Conventional	Fixed	Refinance	86.583%	86.583%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “GreenPoint xx, xx." in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment is xxomplete as the current assignment of mortgage is with “xx xx” instead of "xx".
xx tax amount has been given in the amount $X.XX.
xx originated on xx/xx/XXXX in the amount $XX,XXX.XX which was recorded on xx/xx/XXXX with the lender "xx, N.A.".	xx to the payment history as of dated xx/xx/XXXX, the borrower is X month delinquent with the loan. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the interest rate of X.XXX% and P&I of $XXX.XX, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XX,XXX.XX.	xx:xx loan is in collection.
xx to the payment history as of dated xx/xx/XXXX, the borrower is X month delinquent with the loan. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the interest rate  of X.XXX% and P&I of $XXX.XX, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XX,XXX.XX.
xx to the servicing comments dated xx/xx/XXXX, the borrower was impacted by xx-XX. xx comment dated xx/xx/XXXX shows borrower was still unemployed and looking for work. xx requested for forbearance extension from xx/xx/XXXX to xx/xx/XXXX.
xx foreclosure and bankruptcy action has been found in the loan file.
xx damage or repairs has been found on the subject property.
xx:xx:xx	xx	xx: xx of xx: 211 xx: 214 |---| -3 |----| -1.xx% xx: 211 xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: xx: xx:
xx: xx #2 xx: xx: WALTERS   xx:    xx %:    xx: xx: xx:
xx: xx DTI xx: xx: 42.388%   xx:    xx %:    xx: xx: xx:
xx: xx: xx: WALTERS   xx:    xx %:    xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx: xx:
xx: xx:  xx:    xx %:    xx: xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
																																																																																				xx: xx: xx: 756 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73880166	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,277.52	01/14/2025	Unavailable	Not Applicable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$573.81	4.750%	360	xx	xx	Conventional	ARM	Refinance	70.288%	70.288%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/29/2019	$74,621.37	Not Applicable	3.500%	$289.08	07/01/2019	Financial Hardship	xx review of xx report dated xx/xx/XXXX shows that subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX by the lender xx and recorded on xx/xx/XXXX. xx of assignment is xxomplete as assignment is missing to xx or xx. xx taxes for the year XXXX were paid on xx/xx/XXXX. xx active liens and judgments found on the subject property.	xx of payment history as of xx/xx/XXXX shows that borrower is currently X month delinquent with the loan. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx UPB reflected as per pay history is $xx and I.R. is X.XXX%.	xx:xx is currently in collections.
xx of payment history as of xx/xx/XXXX shows that borrower is currently X month delinquent with the loan. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx UPB reflected as per pay history is $xx and I.R. is X.XXX%.
xx comments available form xx/xx/XXXX to xx/xx/XXXX shows that foreclosure was initiated in the loan and referral date is xx/xx/XXXX. xx per comment dated xx/xx/XXXX, foreclosure was closed due to reinstatement.
xx per PACER no bankruptcy has been filed by borrower.
xx pertaining damages and repairs were found to the subject property.
xx:xx comments available form xx/xx/XXXX to xx/xx/XXXX shows that foreclosure was initiated in the loan and referral date is xx/xx/XXXX. xx per comment dated xx/xx/XXXX, foreclosure was closed due to reinstatement.
xx:xx	xx loan modification agreement was made between xx P xx II and xx LLC on xx/xx/XXXX. xx principle balance as per modification is $XX,XXX.XX. xx promises to pay P.I. in the amount of $XXX.XX with the I.R. of X.XXX% starting from xx/xx/XXXX. xx maturity date is xx/xx/XXXX.	xx: xx of xx: 210 xx: 213 |---| -3 |----| -1.xx% xx: 210. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: not applicable.   xx: xx:
xx: xx DTI xx: xx: 34.050%   xx:    xx %:    xx: not applicable.   xx: xx:
xx: xx: xx II   xx: GRANZIN   xx:    xx %:    xx: GranzinII.   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: foreclosure yes.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: not applicable.   xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2019   xx: -2 (xx)   xx %:    xx: xx/xx/2019.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: MI is not applicable.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: not applicable.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: string xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: string reversed is xx.   xx: xx:
xx: xx:   xx:    xx %:    xx:  xx.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: not applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not applicable.   xx: xx:
xx: xx: xx: 45 xx:    xx %:    xx: xx applicable.   xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2033 xx: xx (xx) xx %: xx: xx/xx/2059. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17058694	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$655.68	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$688.62	5.750%	360	xx	xx	Conventional	Fixed	Purchase	87.407%	87.407%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	01/14/2016	$97,314.60	Not Applicable	5.750%	$518.58	02/01/2016	Financial Hardship	xx per the updated title report as of xx/xx/XXXX, the property ownership is on the name of xx and xx S. xx, the subject mortgage was recorded on xx/xx/XXXX with the xx as nominee for xx’s xx.
xx chain of assignment is complete as the current assignee is xx xx D/B/A xx.
xx is a junior mortgage lien recorded on xx/xx/XXXX in the amount of $xx in the favor of xx as nominee for xx, N.A.
xx judgments and liens.
xx is a civil judgment recorded on xx/xx/XXXX in the amount of $xx in the favor of xx.
xx is a civil judgment recorded on xx/xx/XXXX in the amount of $xx in the favor of xx & xx.
xx tax for the year XXXX is paid in the amount of $XXX.XX.
xx to the payment history, the current UPB is $XX,XXX.XX. xx last payment has been made in the amount of $XXX.XX, which was applied for the due date of xx/xx/XXXX, the loan is next due for xx/xx/XXXX.xx borrower is X month behind his scheduled payments.	xx:xx to the collections the loan is in collections. xx to the payment history, the current UPB is $XX,XXX.XX. xx last payment has been made in the amount of $XXX.XX, which was applied for the due date of xx/xx/XXXX, the loan is next due for xx/xx/XXXX.xx borrower is X month behind his scheduled payments.
xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between xx L. xx and xx S. xx and xx LLC.
xx new principal balance amount is $xx to be paid at the rate of interest of X.XX% and P&I of $XXX.XX from XX/XX/XXXXto xx/xx/XXXX.
xx: xx of xx: 209 xx: 212 |---| -3 |----| -1.xx% xx: N/A xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 28.712%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx: xx/xx/2016   xx: xx/xx/2016   xx: 13 (xx)   xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 718   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2056 xx: xx/xx/2033 xx: 8249 (xx) xx %: xx: N/A xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61931722	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	11/14/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$825.31	7.125%	360	xx	xx	Conventional	Fixed	Purchase	94.961%	94.961%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/30/2017	$96,256.71	Not Applicable	7.125%	$606.93	09/01/2017	Extend Term	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “xx’s xx" in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment is xxomplete as the current assignment of mortgage is with "xx xx" instead of "xx or xx".

xx taxes are not given on updated title report.
xx is one active xx lien on the subject property for plaintiff “ xx” in the amount $X,XXX.XX which was recorded on xx/xx/XXXX. xx subject property is located in NY. xx can be possibility of foreclosure due to this unpaid non mortgage lien. xx can be cure by paying the lien with late charges.	xx to the payment history as of dated xx/xx/XXXX, the borrower is performing with the loan. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the interest rate of X.XXX% and P&I of $XXX.XX, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XX,XXX.XX.	xx:xx loan is performing.
xx to the payment history as of dated xx/xx/XXXX, the borrower is performing with the loan. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the interest rate of X.XXX% and P&I of $XXX.XX, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XX,XXX.XX.
xx bankruptcy and foreclosure action has been found in the loan file.
xx damage or repairs has been found on the subject property.

xx:xx:xx	xx modification agreement was made between the borrower “xx” and servicer (xx) “xx LLC” on xx/xx/XXXX. xx modification interest rate is X.XXX% and borrower has promised to pay P&I in the amount $XXX.XX began on xx/xx/XXXX. xx new principal balance is $XX which is also an interest bearing amount. xx last modified payment will be due on xx/xx/XXXX.	xx: xx of xx: 209 xx: 211 |---| -2 |----| -0.xx% xx: 209 xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -2 (xx)   xx %:    xx: xx/xx/2017   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx: xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx: xx:
xx: xx: , # 1-F   xx:    xx %:    xx: xx change   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2033 xx: xx (xx) xx %: xx: xx/xx/2057 xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59251819	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,613.39	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$943.21	7.125%	360	xx	xx	Conventional	Fixed	Refinance	77.778%	77.778%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/21/2012	$141,488.83	Not Applicable	4.625%	$647.49	10/01/2012	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx in amount $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with xx xx D/B/A xx which was recorded on xx/xx/XXXX.
xx are five civil judgments in amount $XX,XXX.XX in favor of xx & xx, xx. recorded on xx/xx/XXXX, xx/xx/XXXX, xx/xx/XXXX, xx/xx/XXXX & xx/xx/XXXX.
xx are five IRS liens in amount $XX,XXX.XX in favor of IRS recorded on xx/xx/XXXX, xx/xx/XXXX, xx/xx/XXXX & xx/xx/XXXX.
xx is state tax lien in amount $XX,XXX.XX in favor of xx of xx recorded on xx/xx/XXXX
XXXX Xst installment city taxes has been paid in amount $XXXX.XX.
XXXX Xnd installment city taxes has been paid in amount $XXXX.XX.
XXXX Xrd installment city taxes has been paid in amount $X,XXX.XX.
XXXX Xth installment city taxes has been due in amount $X,XXX.XX on due dated xx/xx/XXXX.
xx prior year delinquent taxes have been found.	xx payment history as of xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the P&I amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX. xx per tape data current xx is X.XXX%.	xx:xx: xx loan is in collections. xx payment history as of xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the P&I amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX. xx per tape data current xx is X.XXX%. xx post origination foreclosure and bankruptcy activity have been found. xx per the latest comments, the subject property has been occupied by the owner and is in good condition. xx damages or repairs have been found.
xx: xx.
xx: xx.
xx:xx:xx	xx loan modification agreement was made between xx B. xx and xx M. xx (borrowers) and xx xx. on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	xx: xx of xx: 209 xx: 212 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2003   xx: xx/xx/2003   xx: 15 (xx)   xx %:    xx:    xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 28.410%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 666   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2052 xx: xx/xx/2033 xx: 7032 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28783654	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$539.55	12/02/2024	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$244.65	5.625%	360	xx	xx	Conventional	Fixed	Refinance	41.262%	41.262%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with the lender “xx.” for the amount of $XX,XXX.XX and it was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed and currently the assignment is with xx, xx and it was recorded on xx/xx/XXXX.
xx subject mortgage is at first lien position.
xx active judgments or liens found.
xx prior years delinquent taxes have been found.
xx payment history as of xx/xx/XXXX shows that the borrower has been current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied to the due date xx/xx/XXXX. xx current UPB is in the amount of $XXtill the due date xx/xx/XXXX. xx current P&I is $XXX.XX, PITI is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is in foreclosure. xx document located at “xx” reflects the foreclosure was initiated in this loan and the case was referred to an attorney on xx/xx/XXXX. xx further information is available.

xx payment history as of xx/xx/XXXX shows that the borrower has been current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied to the due date xx/xx/XXXX. xx current UPB is in the amount of $XXtill the due date xx/xx/XXXX. xx current P&I is $XXX.XX, PITI is $XXX.XX and interest rate is X.XXX%.

xx is no post-origination bankruptcy record has been found.

xx comment pertaining damage to the subject property have been observed.
xx comments have been found stating that the borrower’s income has been affected by COVID-19

xx:xx document located at “xx” reflects the foreclosure was initiated in this loan and the case was referred to an attorney on xx/xx/XXXX.
xx:xx	xx	xx: xx of xx: 210 xx: 212 |---| -2 |----| -0.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2003   xx: xx/xx/2003   xx: 34 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 20.650%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx was initiated.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx: xx: 608 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74453221	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,403.88	12/25/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$464.93	5.500%	180	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	12/01/2013	$27,888.63	Not Applicable	5.500%	$143.84	12/01/2013	Extend Term	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “xx" in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment is xxomplete as the current assignment of mortgage is with "xx xx" instead of "xx or xx".

xx taxes for year XXXX was paid in the amount $X,XXX.XX.

xx are two active HOA liens on the subject property in the favor of “xx” in the amount $XXX.XX and $XXX.XX which are recorded on xx/xx/XXXX and xx/xx/XXXX respectively. xx subject property is located in SC (xx-super lien state). xx can be possibility of foreclosure due to these unpaid non mortgage liens. xx can be cure by paying the liens with late charges.
xx to the payment history as of dated xx/xx/XXXX, the borrower is performing with the loan. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the interest rate of X.XXX% and P&I of $XXX.XX, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XX,XXX.XX.	xx:xx loan is performing.
xx to the payment history as of dated xx/xx/XXXX, the borrower is performing with the loan. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the interest rate of X.XXX% and P&I of $XXX.XX, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XX,XXX.XX.

xx to the latest BPO located at "xx", the noticeable deferred maintenance around fascia of roof as the fascia wood is exposed and look to be rotting and the landscape is overgrown and inadequately maintained. xx these damages are in the amount $XX,XXX.XX.
xx bankruptcy and foreclosure action has been found in the loan file.
xx:xx:xx	xx modification agreement was made between the borrower “xx ” and servicer (xx) “xx LLC” on xx/xx/XXXX. xx modification interest rate is X.XXX% and borrower has promised to pay P&I in the amount $XXX.XX began on xx/xx/XXXX. xx new principal balance is $XX which is also an interest bearing amount. xx last modified payment will be due on xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 211 xx: 213 |---| -2 |----| -0.xx% xx: 211 xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx: xx:
xx: xx:    xx:    xx %:    xx: xx change   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
																																																																																				xx: xx: xx/xx/2053 xx: xx/xx/2018 xx: xx (xx) xx %: xx: xx/xx/2053 xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "An Appraisal report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67300366	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,000.82	$4,775.80	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$626.17	5.125%	360	xx	xx	Conventional	Fixed	Purchase	58.376%	58.376%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	01/01/2017	$87,375.00	Not Applicable	5.125%	$428.58	02/01/2017	Financial Hardship	xx title report as of xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as nominee for xx.
xx is junior mortgage in the favor of xx recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX.
xx annual tax of XXXX is delinquent on xx/xx/XXXX in the amount of $X,XXX.XX.
xx annual tax of XXXX Xst and Xnd tax has been paid on xx/xx/XXXX and xx/xx/XXXX in the amount of $XXXX.XX and XXXX.XX.
xx annual tax of XXXX Xrd tax has been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx annual tax of XXXX Xth tax is due on xx/xx/XXXX in the amount of $XXXX.XX.
xx to the payment history as of xx/xx/XXXX the last payment received date was unavailable payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXX.XX and PITI is in the amount of $XXX.XX. xx UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is in collection.
xx to the collection comment xx for default is xx-XX.
xx to the payment history as of xx/xx/XXXX the last payment received date was unavailable payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of  $XXX.XX and PITI is in the amount of  $XXX.XX. xx UPB reflected as per the payment history is in the amount of $XX
xx property is owner occupied and in good condition. xx information has been found related damage or repairs.

xx:xx:xx	xx modification agreement was made between xx and xx LLC ., on xx/xx/XXXX. xx per the modified term, the new principal balance $XX,XXX.XX.xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	xx: xx of xx: 207 xx: 210 |---| -3 |----| -1.xx% xx: xx is NA. xx: xx:
xx: xx DTI xx: xx: 50.560%   xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx: xx: $2394.79   xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2020   xx: -1369 (xx)   xx %:    xx: xx date of xx is xx/xx/2017.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L xx MI is NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx paid thorugh date is NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx: $xx: $xx: $-3000.00   xx %: -1.xx%   xx: xx value is $197,000.00.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: PH stirng reversed is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: PH stirng reversed is xx.   xx: xx:
xx: xx:   xx:    xx %:    xx: xx is 102 xx.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx: xx/xx/2057   xx: xx/xx/2033   xx: xx (xx)   xx %:    xx: xx is NA.   xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: NA. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62754218	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,828.86	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$336.55	6.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2014	$46,888.74	Not Applicable	6.625%	$278.70	05/01/2014	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for “xx, xx”.

xx is an active junior xx available in the updated title report in the amount of $ X,XXX.XX in favor of MERS as nominee for “xx, xx” and it was recorded on xx/xx/XXXX.

xx Xnd installment of xx taxes is due in the amount of $ XXX.XX for the year XXXX-XXXX.
xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X month. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $$XX,XXX.XX.	xx:xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X month. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $$XX,XXX.XX.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new P&I in the amount of $XXX.XX with the new fixed interest rate of X.XXX% beginning from X.XXX% to the maturity date of xx/xx/XXXX.	xx: xx of xx: 207 xx: 209 |---| -2 |----| -0.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 31.920%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx:    xx:    xx %:    xx: xx last name is xx.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balance amount is xx applicable.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx:   xx:    xx %:    xx: xx address street xx .   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 741   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2054 xx: xx/xx/2033 xx: 7517 (xx) xx %: xx: xx maturity date is xx/xx/2054. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91242813	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,052.75	5.375%	360	xx	xx	Conventional	Fixed	Refinance	76.423%	76.423%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX,there is a HOA lien against the subject property which in the favor of xx, xx for the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx subject property is located in xx. xx can be cured by paying off the above unpaid lien along with late charges and accrued interest. xx IRS lien against the subject property which is in the favor of xx, xx for the combined amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.	xx:xx per available servicing comments from xx/xx/XXXX to xx/xx/XXXX. xx is X month delinquent with the loan.
xx foreclosure activity in the loan file and no bankruptcy filed by borrower. xx is no pertaining damages found against the subject property.
xx:xx:xx	xx	Note	xx: xx of xx: 206 xx: 209 |---| -3 |----| -1.xx% xx: xx of xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx DTI xx: xx: 36.580%   xx:    xx %:    xx: xx DTI xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx: xx of xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L xx MI   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 30 (xx)   xx %:    xx: xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx of xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx of xx: xx:
xx: xx: xx: 683   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2033 xx: xx %: xx: xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "original note is missing from the loan file."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10850996	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,471.98	01/04/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$589.03	6.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	12/27/2016	$83,113.37	Not Applicable	3.750%	$334.55	01/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for xx, xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx xx d/b/a xx.

xx junior or senior judgments/liens/mortgages:

X. xx is an active junior xx available in the updated title report against xx R xx in the amount of $XX,XXX.XX in favor of "xx" and it was recorded on xx/xx/XXXX.

xx Xst installment of xx tax for XXXX has been paid off in the amount of $XXX.XX on xx/xx/XXXX and Xnd installment of $XXX.XX has been due on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx per the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +X months. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is the amount of $XXX.XX and PITI is in the amount of $XXUPB reflected as per the updated payment history is in the amount of $XX
xx loan has been modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.
xx per the comment  subject property has been occupied by the owner.
xx per collection comment dated xx/xx/XXXX shows that the reason for default is xx / xx in xx.xx latest BPO is not available .xx servicing comments do not reflect any damage.

xx:xx:xx to the PACER the borrower xx R xx and xx J xx had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx debtor was dismissed on xx/xx/XXXX.xx case was terminated on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx schedule D of xx petition dated xx/xx/XXXX shows that the amount of claim without deducting the value of the collateral is $XX,XXX.XX and the value of the collateral is $XX,XXX.XX however the unsecured portion is $X.XX there is no comment indication a cram down.

xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 206 xx: 209 |---| -3 |----| -1.xx% xx: xx not use for xx. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2003   xx: xx/xx/2003   xx: 10 (xx)   xx %:    xx: xx not use for xx.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx #2 xx: xx: WILLIA   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx #2 xx: xx: COLUMBER   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx DTI xx: xx: 45.260%   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: $xx: $xx: $-7335.00   xx %: -7.xx%   xx: xx not use for xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is "xx".   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx is "xx"   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: xx not use for xx.   xx: xx:
																																																																																				xx: xx: xx/xx/2056 xx: xx/xx/1933 xx: xx (xx) xx %: xx: xx is xx/xx/2056. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "An Appraisal report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31585053	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,936.33	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$529.98	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	81.683%	81.683%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	630	596	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report as of xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX with MERS as nominee for xx, .
xx is junior mortgage in the favor of xx recorded on xx/xx/XXXX in the amount of $XX,XXX.X.
xx is a civil judgment in the favor of xx recorded on xx/xx/XXXX in the amount of $XXXX.XX.
xx title report as of xx/xx/XXXX shows, there is xx tax lien in the favor of xx of xx recorded on xx/xx/XXXX in the amount of $XXX.XX.
xx year XXXX county and utilities Xnd tax is due on xx/xx/XXXX in the amount of $XXX.XX and $XX.XX.
xx year XXXX county and utilities Xnd tax is due on xx/xx/XXXX in the amount of $XXX.XX and $XX.XX.
xx to the payment history as of xx/xx/XXXX the last payment received date was unavailable payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXX.XX and PITI is in the amount of $XXX.XX. xx UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is in collection.
xx to the collection comment xx for default is income decrease.
xx to the payment history as of xx/xx/XXXX the last payment received date was unavailable payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of  $XXX.XX and PITI is in the amount of  $XXX.XX. xx UPB reflected as per the payment history is in the amount of $XX
xx property is owner occupied and in good condition. xx information has been found related damage or repairs.

xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 207 xx: 209 |---| -2 |----| -0.xx% xx: xx of xx is 207. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx DTI xx: xx: 40.220%   xx:    xx %:    xx: xx DTI xx is NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx is NA.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: PH string is 000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx: PH string reversed is 000000000000000000000000.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is NA.   xx: xx:
																																																																																				xx: xx: 596 xx: 630 xx: -34 xx %: -5.xx% xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38496679	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	xx	$0.00	$5,934.42	10/13/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$883.09	6.375%	360	xx	xx	Conventional	Fixed	Purchase	90.737%	90.737%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx’s xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX. xx of assignment has been completed. xx assignment is with the xx xx DBA xx. xx is one IRS lien against the borrower xx A. xx in the favor of xx of the xx-xx for the amount of $XXXX.XX which was recorded on xx/xx/XXXX. xx is one state tax lien against the borrower in the favor of xx for the amount of $XXXX.XX which was recorded on xx/xx/XXXX. xx are two HOA liens against the subject property in the favor of xx, xx. for the amount of $XXX.XX and $XXXX.XX which was recorded on xx/xx/XXXX & xx/xx/XXXX. xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is delinquent from X month and then next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx current P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX	xx:xx loan is in the collection. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent from X month and then next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx current P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX xx loan was not modified since origination. xx foreclosure activity has been found. xx bankruptcy details have been found. xx property is owner occupied. xx damage and repairs have been found.
xx:xx:xx	xx: xx of xx: 204 xx: 208 |---| -4 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27286959	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,890.82	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$492.93	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/05/2018	$56,927.44	$0.00	6.750%	$343.48	01/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX, shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX with MERS as nominee for xx.

xx chain of assignment has been completed.

xx active judgments or liens found.

xx Xnd installment of XXXX for county tax is due on xx/xx/XXXX in the amount of $XXX.XX, however, Xst installment county tax was paid on xx/xx/XXXX in the amount of $XXX.XX.

xx prior year delinquent taxes have been found.
xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX	xx:xx to servicing comments, the current status of the loan is performing. xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX

xx modification agreement was made between xx and xx on xx/xx/XXXX. xx per the modified term, the new principal balance is $XX xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX. xx modification does not have a xx provision. xx loan was modified once.

xx per comment dated xx/xx/XXXX, the reason for default is death of primary borrower.

xx latest property inspection report is not available in the loan file to determine current property condition. xx damage and repairs have been found.
xx:xx:xx	xx modification agreement was made between xx and xx on xx/xx/XXXX. xx per the modified term, the new principal balance is $XX xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX. xx modification does not have a xx provision. xx loan was modified once.	Origination Appraisal	xx: xx of xx: 207 xx: 209 |---| -2 |----| -0.xx% xx: xx of loan is 207. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 14.000%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: 4 (xx)   xx %:    xx: xx modification agreement was made on xx/xx/2018.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is fixed.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx payment history reversed string is xx.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 647   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2033 xx: xx (xx) xx %: xx: xx stated maturity date is xx/xx/2058. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53645234	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,572.83	12/09/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$551.31	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	62.963%	62.963%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	42.771%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	6.750%	$637.82	04/01/2009	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX, with MERS as nominee for xx, xx., recorded with the xx/ xx/xx# XXXX-xx.

xx of assignment has been completed. xx last assignment is with xx, xx and xx.
xx mortgages, liens and judgments are found against borrower and property is as follows:
xx are X IRS liens active against borrower “xx J. xx’ in the favor of “xx of the xx - xx”, which was recorded on different dates total in the amount of $XX,XXX.XX with different xx/xx/xx# xx SSN# has not been provided to check the validity of the lien.	xx	xx:xx current status is performing.
xx to the collection comment dated xx/xx/XXXX,the RFD is curtailment of income.
xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx comment has been found regarding xx-XX

xx:xx to the collecting comment dated xx/xx/XXXX, the FC put on hold due to xx. xx the funds are xx and xx on xx XX XXXX .xx the foreclosure action is closed.
xx:xx	xx is a conventional fixed rate mortgage with a P&I of $XXX.XX with the rate of interest X.xx % and a maturity date of xx/xx/XXXX . xx P&I as per payment history tape data is the $XXX.XX and PITI is $XXX.XX and the rate of interest is X.XXX % xx, there is an increased in P&I with respect to xx data which seems that there would be a possible modification. xx modification document is not found in the loan file.	Origination Appraisal	xx: xx of xx: 206 xx: 208 |---| -2 |----| -0.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: NA   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx/xx/2009   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx 1 P&I   xx: xx: $516.66   xx:    xx %:    xx: NA   xx: xx:
xx: xx 2 P&I   xx: xx: $576.49   xx:    xx %:    xx: NA   xx: xx:
xx: xx 3 P&I   xx: xx: $637.82   xx:    xx %:    xx: NA   xx: xx:
xx: xx 5 xx: xx: 0.000%   xx:    xx %:    xx: NA   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 683   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2039 xx: xx/xx/2033 xx: 1977 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41392448	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,228.08	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$466.13	5.875%	360	xx	xx	Conventional	Fixed	Purchase	79.919%	79.919%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	09/28/2017	$66,705.29	Not Applicable	5.875%	$361.23	11/01/2017	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx and was recorded on xx/xx/XXXX with xx# xx#/xx# xx XXX / XXXX in the amount of $XX,XXX.XX

xx of the assignment is complete.

xx active judgments or liens found against the borrower/xx property.

xx Xst combined taxes of XXXX have been due in the amount of $XXX.XX on xx/xx/XXXX.
xx Xnd combined taxes of XXXX have been due in the amount of $XXX.XX on xx/xx/XXXX.

xx prior delinquency taxes are found.

xx to the review of payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected in the amount of $XX	xx:xx current status of the loan is performing.
xx to the review of payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected in the amount of $XX
xx reason for default is loss of curtailment of income.
xx per collection comment dated xx/xx/XXXX, the subject property is owner-occupied.

xx:xx:xx	xx step modification agreement made between borrower xx and xx LLC (“xx”) xx/xx/XXXX. xx per the modified term the new principal balance $XX,XXX.XX. xx promise to pay $XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Final Title Policy Origination Appraisal	xx: xx of xx: 206 xx: 208 |---| -2 |----| -0.xx% xx: 206 xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx DTI xx: xx: 49.580%   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: 00000000000000000000000000000   xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx: 00000000000000000000000000000   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: 685   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2033 xx: xx (xx) xx %: xx: xx/xx/2057. xx: xx:	3: Curable		* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "The final title policy is missing in the loan file. However, values are considered from the commitment."	* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75574245	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$3,317.04	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XX	Not Applicable	No	xx	Not Applicable	$1,883.52	5.875%	180	xx	xx	Conventional	Fixed	Cash Out	60.811%	60.811%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2014	$108,493.95	Not Applicable	5.875%	$587.52	05/01/2014	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx, xx. for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx of assignment has been completed. xx assignment is with the xx xx.
xx are X junior mortgages against the subject property in the favor of xx, xx and xx for the amount of $XX,XXX.XX, $XX,XXX.XX & $XXX,XXX.XX which was recorded on xx/xx/XXXX, xx/xx/XXXX.
xx are two credit card judgments against the borrower in the favor of xx & xx for the amount of $XXX,XXX.XX & $XXX,XXX.XX which was recorded on xx/xx/XXXX & xx/xx/XXXX.
xx is one HOA lien against the subject property in the favor of xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx are two state tax liens against the borrower xx in the favor of xx of xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx is one civil judgment against the borrower in the favor of  xx for the amount of $xx which was recorded on xx/xx/XXXX.
xx installment county taxes for the year of XXXX are due in the amount of $XXXX.XX which was due on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is delinquent from XX months and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx current P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX	xx:xx loan is in the collection.
xx to the payment history as of xx/xx/XXXX, the borrower is delinquent from XX months and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx current P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX
xx borrower had filed bankruptcy under chapter XX on xx/xx/XXXX with the case# xx. xx chapter XX converted to chapter X on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.
xx property is owner occupied. xx damage and repairs have been found.

xx:xx:xx borrower had filed bankruptcy under chapter XX on xx/xx/XXXX with the case# xx. xx chapter XX converted to chapter X on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.	xx loan was modified on xx/xx/XXXX between the borrower and the lender. xx per the modified terms, the new principal balance is $XX. xx borrower has promised to pay in the amount of $XXX.XX with an interest rate of X.XXX% beginning from xx/xx/XXXX till new maturity date of xx/xx/XXXX.	xx: xx of xx: 204 xx: 208 |---| -4 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 64.350%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2054 xx: xx/xx/2018 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92983076	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,604.60	12/31/2024	XX	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$616.27	6.500%	360	xx	xx	Conventional	Fixed	Refinance	67.708%	67.708%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2011	$95,062.75	Not Applicable	6.500%	$556.55	05/01/2011	Financial Hardship	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “xx." in the amount of $XX,XXX.XX which is recorded on xx/xx/XXXX.
xx chain of assignment is complete as the current assignment is with “xx xx.”.
xx taxes for the year of XXXX are paid in the amount $XXX.XX and due taxes for Xnd installment in the year of XXXX amount of $XXX.XX. xx delinquent taxes are found.
xx active xx lien by plaintiff “DIV of xx.” on subject mortgage in the amount of $X,XXX.XX which is recorded on xx/xx/XXXX. xx active xx lien by plaintiff “DIV xx and xx SVS.” on subject mortgage in the amount of $X,XXX.XX which is recorded on xx/xx/XXXX.	xx to the payment history as of dated xx/xx/XXXX, the borrower is delinquent from XX months with the loan. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $XXX.XX with the interest rate of X.XXX% and P&I of $XXX.XX, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XX,XXX.XX.	xx:xx servicing comments from xx/xx/XXXX till xx/xx/XXXX, the loan is in collection.
xx to the payment history as of dated xx/xx/XXXX, the borrower is delinquent from XX months with the loan. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $XXX.XX with the interest rate of X.XXX% and P&I of $XXX.XX, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XX,XXX.XX. xx was initiated and referred to attorney on xx/xx/XXXX located at "xx" and complaint was filed on xx/xx/XXXX located at "xx". xx that xx pendens was discharged on xx/xx/XXXX located at "xx". xx further details found regarding current status of foreclosure. xx bankruptcy filed by borrower and no pertaining damages are found against the subject property.
xx:xx was initiated and referred to attorney on xx/xx/XXXX located at "xx" and complaint was filed on xx/xx/XXXX located at "xx". xx that xx pendens was discharged on xx/xx/XXXX located at "xx". xx further details found regarding current status of foreclosure.
xx:xx	xx modification agreement was made between the borrowers “xx” and “xx” servicer (xx) “xx” on xx/xx/XXXX. xx has promised to pay the principal and interest in the amount of $XXX.XX with the interest rate of X.XXX% on same day of each month till the maturity date. xx new principal balance is $XX, and deferred balance is $ $XXX,XXX.XX and remaining those balance in the amount of $XX,XXX.XX which is also an interest bearing amount. xx last modified payment will be due on xx/xx/XXXX.	xx: xx of xx: 204 xx: 208 |---| -4 |----| -1.xx% xx: xx per tape data, xx of xx is "208"; however, it shows "204". xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: xx per tape data, xx (xx script version) is "xx/xx/2003"; however, it shows "xx".   xx: xx:
xx: xx DTI xx: xx: 42.703%   xx:    xx %:    xx: xx per tape data, xx DTI xx is "42.703%"; however, it shows "xx".   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx per tape data, xx in xx? "xx"; however, it shows "xx".   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx per tape data, xx is "$0.00"; however, it shows "xx".   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx per tape data, xx G/L xx MI? is "xx"; however, it shows "xx".   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx per tape data, xx is "xx"; however, it shows "360/360".   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx per tape data, xx is "xx/xx/2020"; however, it shows "xx".   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx per tape data, xx. xx? is "xx"; however, it shows "xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per tape data, xx is "xx"; however, it shows "xx".   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per xx is "xx"; however, it shows "xx".   xx: xx:
xx: xx:  xx".   xx: xx:
xx: xx: xx:    xx:    xx %:    xx: xx per tape data, xx is ""; however, it shows "xx".   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx per tape data, xx of xx is "xx consolidation"; however, it shows "xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per tape data, xx is "xx"; however, it shows "xx".   xx: xx:
xx: xx: xx: 616   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2051 xx: xx/xx/2033 xx: 6421 (xx) xx %: xx: xx per tape data, xx is "xx/xx/2033"; however, it shows "xx/xx/2051". xx: xx:	3: Curable		* Lost Note Affidavit (Lvl 3) ""Lost note affidavit has been found in the loan file located at "xx" which states that original note has been lost or misplaced. However, copy of note is available in the loan file.""											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66576164	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,851.36	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$889.02	6.375%	360	xx	xx	Conventional	Fixed	Refinance	78.297%	78.297%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/19/2020	$129,271.02	Not Applicable	6.375%	$745.34	02/01/2020	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with xx.
xx chain of assignment is complete.
xx judgments and liens found pending are as follows:
xx is active junior mortgage against subject property which is in the amount of $XXrecorded on xx/xx/XXXX and filed by xx, xx.
xx are three civil judgments against borrower which is in the amount of $XXxx county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX
xx delinquent taxes have been found for the prior years.
xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower has been delinquent for X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.	xx:xx loan is in collection. xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower has been delinquent for X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.
xx to the comment dated xx/xx/XXXX the RFD is curtailment of income. xx further information has been found.

xx:xx:xx	xx agreement was made between borrower and lender on xx/xx/XXXX.
xx borrower has given promise to pay the UPB of $XXX,XXX.XX with interest rate of X.XXX% with P&I of $XXX.XX with fixed amortized type and it began from the first payment date of xx/xx/XXXX that was to be ended with the maturity date of xx/xx/XXXX.
xx: xx of xx: 204 xx: 207 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx:    xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 365/365   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2060   xx: xx/xx/2033   xx: xx (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47088343	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,055.79	$21,118.58	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$708.07	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	62.162%	62.162%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2019	$119,219.78	Not Applicable	4.625%	$545.58	05/01/2019	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as nominee for xx's xx, and it was recorded on xx/xx/XXXX.

xx chain of assignment is xxomplete. xx loan is currently the assignment with xx xx d/b/a xx on xx/xx/XXXX. xx should be assigned with FEMA.

xx is xxtract of judgment open against the borrower "xx" in the amount of $X,XXX.XX with xx xx assignee of xx which was recorded on xx/xx/XXXX.

xx is xxtract of judgment open against the borrower "xx" in the amount of $XXX.XX with xx of xx of xx which was recorded on xx/xx/XXXX.

xx half county taxes of XXXX/XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX.
xx half county taxes of XXXX/XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.

xx any prior year taxes are delinquent as per updated title report.
xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X month and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX.	xx:xx review of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/XXXX. xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X month and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX.

xx foreclosure has been noted.

xx bankruptcy has been filed.

xx agreement was made between borrower and lender on effective date of xx/xx/XXXX. xx borrower had given promise to pay the UPB of $XXX,XXX.XX with interest rate of X.XXX% with P&I of $XXX.XX with fixed amortized type and it was beginning from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.

xx per servicing comment dated xx/xx/XXXX, the borrower has been facing the income problem due to impacted by COVID XX. xx forbearance plan has been sent, which is started from xx/xx/XXXX to xx/xx/XXXX. xx, the comment dated xx/xx/XXXX states that the plan was extended from xx/xx/XXXX to xx/xx/XXXX. xx further details have been found regarding COVID XX.

xx per review of latest servicing comment, the subject property is in average condition and is owner occupied. xx regarding the damage and repair is not available in the latest servicing comments.
																																																																																	xx:xx:xx	xx agreement was made between borrower and lender on effective date of xx/xx/XXXX. xx borrower had given promise to pay the UPB of $XXX,XXX.XX with interest rate of X.XXX% with P&I of $XXX.XX with fixed amortized type and it was beginning from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.		xx: xx a xx ARM? xx: xx: xx |---| |----| xx: xx: xx: xx: xx: xx: 696 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date "xx/xx/2003" is not consistent with note and/or HUD date xx/xx/2003."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50639804	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,986.11	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$938.63	9.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2018	$86,678.56	Not Applicable	9.750%	$719.03	08/01/2018	Financial Hardship	xx to xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx's xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the assignment is from xx xx F/K/A xx xx to xx xx.
xx active judgments or liens have been found.
xx prior years of taxes have been paid.
xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXXX.XX. xx UPB is reflected in the payment history is in the amount of $XX	xx:xx loan is currently performing. xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXXX.XX. xx UPB is reflected in the payment history is in the amount of $XX
xx per comment dated xx/xx/XXXX, the reason for default is loss of income. xx borrower lost his job. xx details regarding the xx plan have not been found.
xx loan was modified on xx/xx/XXXX.
xx post-closing details regarding the foreclosure and bankruptcy have not been found.
xx per comment dated xx/xx/XXXX, the subject property is xx-occupied.
xx damages were reported.

xx:xx:xx	xx agreement was signed between the borrower xx and lender xx LLC on xx/xx/XXXX. xx new modified UPB is $XX,XXX.XX. xx borrower promises to pay the P&I in the amount of $XXX.XX with an interest rate of X.XXX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx is no deferred and forgiven amount.	xx: xx of xx: 240 xx: 242 |---| -2 |----| -0.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2000   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/2030   xx: xx (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20899519	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$1,240.61	$2,481.22	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,369.41	5.875%	360	xx	xx	Conventional	Fixed	Refinance	73.492%	73.492%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/12/2017	$246,585.42	Not Applicable	2.000%	$746.72	08/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for “xx's xx”.

xx is a break in chain of assignment as we required assignment of mortgage from “xx, N.A” to “xx of xx, N.A.”

xx is active xx available in the updated title report against the borrower in the amount of $XXX.XX in favor of “xx of xx” and it was recorded on xx/xx/XXXX.

xx Xnd installment of annual county taxes for the year XXXX-XXXX is delinquent in the amount of $ X,XXX.XX which due on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X month. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XXX,XXX.XX.	xx:xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X month. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XXX,XXX.XX.
xx debtor had filed xx under chapter-XX on xx/xx/XXXX with the xx# xx and plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX  with an arrearage of $X,XXX.XX.
xx:xx:xx debtor had filed xx under chapter-XX on xx/xx/XXXX with the xx# xx and plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX with an arrearage of $X,XXX.XX.	xx loan was modified on xx/xx/XXXX with the X step amortization with the new principal balance of $XXX,XXX.XX. xx borrower promises to pay for the initial P&I in the amount of $ XXX.XX with the new initial step interest rate of X.XX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.	xx: xx of xx: 202 xx: 204 |---| -2 |----| -0.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 46.630%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: 11 (xx)   xx %:    xx: xx date of last modification is xx/xx/2017.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx 5 xx: xx: 0.000%   xx:    xx %:    xx: NA   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: 000000000000000000000001   xx: 00000000000000000000001'   xx:    xx %:    xx: xx history string reversed is 00000000000000000000001.   xx: xx:
xx: xx:    xx:    xx %:    xx: xx address street is  xx.   xx: xx:
xx: xx of xx: xx: xx improvement   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 645   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2034 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2057. xx: xx:	3: Curable		* Incorrect Property address on Note Document. (Lvl 3) "Legal matches subject property but address does not match. Property address mentioned as "XX" instead of "XX											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29007219	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$357.26	6.125%	180	xx	xx	Conventional	Fixed	Cash Out	79.245%	79.245%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2015	$19,014.66	Not Applicable	6.125%	$106.28	12/01/2015	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for xx with instrument # is xx.

xx chain of assignment has been completed. xx last assignment is with xx xx.

xx active liens and judgments.

xx annual county taxes of XXXX have been exempt in the amount of $X.XX.
xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is currently in collection. xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX

xx per servicing comment unable to determine the RFD. xx subject property is occupied by owner. xx no further details have been found. xx damage or repairs have been found.

xx loan was modified on xx/xx/XXXX between the borrowers xx C xx and lender is MERS as nominee for xx, LLC. xx new modified principal balance as per modification is in the amount of $XX xx is no any deferred principal balance. xx interest-bearing amount is $XX,XXX.XX with an interest rate of X.XXX % and the borrower promises to pay P&I in the amount of $XXXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.

xx to the PACER, the borrower xx C. xx and xx filed for bankruptcy under xx-XX with the case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX. xx POC amount of claim is $X,XXX.XX and POC arrearage is $X,XXX.XX. xx schedule D of xx shows that it does not contain the any unsecured portion. xx is no comment indicating a cram-down. xx bankruptcy plan was confirmed on xx/xx/XXXX. xx bankruptcy plan was discharged on xx/xx/XXXX. xx bankruptcy plan was terminated on xx/xx/XXXX.

xx:xx:xx to the PACER, the borrower xx C. xx and xx filed for bankruptcy under xx-XX with the case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX. xx POC amount of claim is $X,XXX.XX and POC arrearage is $X,XXX.XX. xx schedule D of xx shows that it does not contain the any unsecured portion. xx is no comment indicating a cram-down. xx bankruptcy plan was confirmed on xx/xx/XXXX. xx bankruptcy plan was discharged on xx/xx/XXXX. xx bankruptcy plan was terminated on xx/xx/XXXX.

xx loan was modified on xx/xx/XXXX between the borrowers xx C xx and lender is MERS as nominee for xx, LLC. xx new modified principal balance as per modification is in the amount of $XX xx is no any deferred principal balance. xx interest-bearing amount is $XX,XXX.XX with an interest rate of X.XXX % and the borrower promises to pay P&I in the amount of $XXXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.	Missing Required State Disclosures	xx: xx of xx: 202 xx: 204 |---| -2 |----| -0.xx% xx: xx of loan is 202. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 34.610%   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is no any deferred balance.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx lender does not require the MI.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx loan is conventional, fixed, refinance loan.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is not a xx loan.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx the xx is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per xx the xx reversed is xx.   xx: xx:
xx: xx:    xx:    xx %:    xx: xx reflects the subject property address is 297 xx.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx: xx: 645   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2019 xx: xx (xx) xx %: xx: xx reflects the stated maturity date is xx/xx/2055. xx: xx:	2: Acceptable with Warnings			* Missing Required State Disclosures (Lvl 2) "The subject property is located in the AL state. The following state disclosures are missing from the loan file: 1 Choice of Insurer"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6346312	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$795.16	01/08/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$445.63	7.625%	360	xx	xx	Conventional	Fixed	Purchase	95.394%	95.394%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	01/04/2012	$58,065.15	Not Applicable	6.875%	$425.84	02/01/2012	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xxfor the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx of assignment has been completed.
xx prior year delinquent taxes have been found.
xx	xx:xx loan is in the collection.
xx per the comment dated xx/xx/XXXX, the reason for default is illness of family member and the financial ability is unable to pay the payments. xx details have been found regarding borrower income impacted by COVID-19 or not.
xx property is owner occupied. xx damage and repairs have been found.

xx:xx:xx	xx loan was modified on xx/xx/XXXX. xx per the modified terms, the new principal balance is $XX	xx: xx of xx: 203 xx: 206 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 45.550%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2003   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2034 xx: xx/xx/1933 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10941057	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,171.42	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$556.05	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	64.828%	71.724%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$10,000.00	01/01/2015	$95,582.94	Not Applicable	5.875%	$517.61	02/01/2015	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx’s xx in amount $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with xx xx, its successors and xx which was recorded on xx/xx/XXXX.
xx is junior mortgage in amount $XX,XXX.XX in favor of xx's xx recorded on xx/xx/XXXX.
XXXX combined annual taxes have been paid in amount $X,XXX.XX.
xx prior year delinquent taxes have been found.	xx payment history as of xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the P&I amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX xx per tape data current xx is X.XXX%.	xx:xx: xx loan is in collections. xx payment history as of xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the P&I amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX xx per tape data current xx is X.XXX%. xx loan modification agreement was made between xx A. xx (borrower) and xx LLC on xx/xx/XXXX with the new modified unpaid principal balance is $XX xx interest bearing amount was $XX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX. xx post origination foreclosure activity has been found. xx per the latest comments, the subject property has been occupied by the owner and is in good condition. xx damages or repairs have been found.
xx: xx.
xx: xx to PACER, xx borrower (xx R. xx and xx A. xx) have filed the bankruptcy under chapter XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XX,XXX.XX and the arrearage amount is $XX,XXX.XX.  xx bankruptcy was discharged on xx/xx/XXXX also got terminated on xx/xx/XXXX.
xx:xx:xx to PACER, xx borrower (xx R. xx and xx A. xx) have filed the bankruptcy under chapter XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XX,XXX.XX and the arrearage amount is $XX,XXX.XX. xx bankruptcy was discharged on xx/xx/XXXX also got terminated on xx/xx/XXXX.	xx loan modification agreement was made between xx A. xx (borrower) and xx LLC on xx/xx/XXXX with the new modified unpaid principal balance is $XX xx interest bearing amount was $XX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	xx: xx of xx: 200 xx: 203 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2004   xx: xx/xx/2004   xx: 18 (xx)   xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx #2 xx: xx: R   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 43.730%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 643   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2034 xx: 7611 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35042984	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,513.56	01/10/2025	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$799.17	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2015	$121,950.39	Not Applicable	4.000%	$509.68	08/01/2015	Financial Hardship	xx title report as of xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as nominee for xx, A xx.
xx is a xx, is in the favor of xx in the amount of $XX,XXX.XX recorded on xx/xx/XXXX.

xx XXXX Xst tax is due on xx/xx/XXXX in the amount of $XXXX.XX.
xx XXXX Xnd tax is due on xx/xx/XXXX in the amount of $XXXX.XX.
xx to the payment history as of xx/xx/XXXX the last payment received on xx/xx/XXXX payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXX.XX and PITI is in the amount of $XXX.XX. xx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is in collations.
xx to the collection comment xx for default is curtailment of income.
xx to the payment history as of xx/xx/XXXX the last payment received date was unavailable payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of  $XXX.XX and PITI is in the amount of  $XXX.XX. xx UPB reflected as per the payment history is in the amount of $XX.
xx property is owner occupied and in good condition. xx information has been found related damage or repairs.

xx:xx foreclosure was initiated, however the referral date and complaint was filed on xx/xx/XXXX.xx the foreclosure was on hold due to BK was filed on xx/xx/XXXX. xx further information has been found.
xx:xx to the PACER, the borrower xx bankruptcy under chapter-X with the case # xx on xx/xx/XXXX. xx last filing date was xx/xx/XXXX. xx plan was discharged on X/X/xx and terminated on xx/xx/XXXX.	xx modification agreement was made between xx and xx LLC on xx/xx/XXXX. xx per the modified term, the new principal balance $XXX,XXX.XX. xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 201 xx: 204 |---| -3 |----| -1.xx% xx: xx is NA. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2004   xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx was filed.   xx: xx:
xx: xx DTI xx: xx: 31.647%   xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: FC was iniataed.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx require is NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx through date is NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx is NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: PH string reversed is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: PH string reversed is xx.   xx: xx:
xx: xx:   xx:    xx %:    xx: xx street is  xx.   xx: xx:
xx: xx: xx:   xx:    xx %:    xx: xx city is xx.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx: xx: 656   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2034 xx: 7820 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39781502	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$552.49	6.000%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx in the amount of $XXX.XX	xx:xx servicing comments fron xx/xx/XXXX to xx/xx/XXXX, the loan is in collection.
xx is X month delinquent with the loan. xx is no foreclosure activity in the loan file and no bankruptcy filed by borrower.
xx pertaining damages are found against the subject property.
xx:xx:xx	xx	Note	xx: xx of xx: 200 xx: 203 |---| -3 |----| -1.xx% xx: xx of xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2004   xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 30 (xx)   xx %:    xx: xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "original note is missing from the loan file."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36576430	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,671.04	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,721.54	5.750%	360	xx	xx	Conventional	Fixed	Refinance	79.730%	79.730%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2019	$294,556.52	$19,436.52	3.625%	$1,086.51	02/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX in favor of MERS as nominee for xx's xx.

xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx, xx” instead of “xx.”

xx is an active junior xx available in the updated title report in the amount of $XX,XXX in favor of MERS as nominee for xx, xx and it was recorded on xx/xx/XXXX.

xx Xst installment of town tax for XXXX has been paid off in the amount of $X,XXX.XX and Xnd installment of $X,XXX.XX are due.	xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.

xx evidences are available in the latest XX months servicing comments regarding foreclosure proceedings
xx:xx:xx debtor (xx and xx ) had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx and the plan was confirmed on xx/xx/XXXX
xx-D in xx petition shows that the unsecured amount is $X.XXX out of secured claim in the amount of $XXX,XXX.XX and the value of collateral is unavailable.	xx loan was modified on xx/xx/XXXX with the new principal balance of $XXX,XXX.XX out of which $XX,XXX.XX has been deferred and the new interest bearing principal amount $XXX,XXX.XX. xx borrower promises to pay the P&I of $X,XXX.XX with the new interest rate.X.XXX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX	xx: xx of xx: 197 xx: 201 |---| -4 |----| -1.xx% xx: n/a xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2004   xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx DTI xx: xx: 53.330%   xx:    xx %:    xx: n/a   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: n/a   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: n/a   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: 691   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2034 xx: xx (xx) xx %: xx: stated maturity date is xx/xx/2059 xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85307359	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	11/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Unavailable	$1,088.75	4.875%	360	xx	xx	Conventional	ARM	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/19/2016	$242,292.88	Not Applicable	3.750%	$975.29	08/01/2016	Financial Hardship	xx and xx.	xx:xx servicing comments from xx/xx/XXXX to xx/xx/XXXX, the loan is in collection. xx is X month delinquent with the loan. xx is no foreclosure activity in the loan file. xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	Note	xx: xx of xx: 201 xx: 204 |---| -3 |----| -1.xx% xx: xx of xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2004   xx:    xx %:    xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balance xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L xx MI   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 30 (xx)   xx %:    xx: xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx of xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx: xx:
xx: xx: xx: 674   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 30 xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2056 xx: xx/xx/2034 xx: 8186 (xx) xx %: xx: xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "original note is missing from the loan file."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94706383	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,276.39	01/10/2025	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$415.34	5.625%	360	xx	xx	Conventional	Fixed	Refinance	90.188%	90.188%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/16/2018	$59,453.43	Not Applicable	4.625%	$272.08	09/01/2018	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “xx” for the amount of $XX,XXX.XX. xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx is gap in assignment from xx to xx, as successor by merger to xx mortgage company. xx, the assignment is from xx xx recorded on xx/xx/XXXX. xx active liens and judgments have been found against the borrower and subject property. xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year delinquent taxes have been found.	xx to latest payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the collection and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has been modified since origination. xx borrower has been making the payment as per the modification agreement which was made on xx/xx/XXXX between the borrower "xx and xx" and lender "xx LLC”. xx per the modified terms, the new principal balance is $XX xx borrower has promised to pay the amount of $XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX. xx borrower did not file bankruptcy. xx per the comment dated xx/xx/XXXX, the foreclosure referral step X has been completed. xx per the comment dated xx/xx/XXXX, the reason for default is loss of employment. xx per the comment dated xx/xx/XXXX, the borrower has been impacted by COVID-19 and the borrower has been out of work due to COVID-19. xx per the comment dated xx/xx/XXXX, the short term forbearance plan has been approved for X months began on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the subject property is owner occupied. xx comment pertaining damage to the subject property has been observed. xx latest BPO report has been found in the loan file.
xx:xx per the comment dated xx/xx/XXXX, the foreclosure referral step X has been completed.
xx:xx	xx loan has been modified since origination. xx borrower has been making the payment as per the modification agreement which was made on xx/xx/XXXX between the borrower "xx and xx" and lender "xx LLC”. xx per the modified terms, the new principal balance is $XX xx borrower has promised to pay the amount of $XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 197 xx: 201 |---| -4 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2004   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 23.000%   xx:    xx %:    xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -16 (xx)   xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string as xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed as xx: xx:
xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx: xx of xx:    xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 635   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2034 xx: xx (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4137866	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,861.82	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$655.94	5.750%	360	xx	xx	Conventional	Fixed	Refinance	78.328%	78.328%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	46.925%	First	Short Form Policy	Not Applicable	Not Applicable	04/18/2017	$102,931.38	$0.00	4.250%	$446.33	06/01/2017	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for GMAC xx with xx#xx|xx/xx#xx/XXX. xx chain of assignment has been completed; currently the assignment is with xx, xx. xx active judgments or liens have been found against the borrower. Xst and Xnd installment of city taxes of XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for XX months. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX	xx:xx per the comment history, the loan is in collection. xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for XX months. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX xx per the comments dated xx/xx/XXXX, the reason for default is curtailment of income. xx per the comments dated xx/xx/XXXX, the borrower’s income has been impacted due to COVID-19. xx, the servicer provided XX months forbearance plan to the borrower that was started from xx/xx/XXXX to xx/xx/XXXX. xx per the comments dated xx/xx/XXXX, the servicer extended COVID-19 forbearance plan till xx/xx/XXXX. xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx:xx:xx	xx to the modification, the loan was modified on xx/xx/XXXX between the borrower and the lender. xx new modified principal balance as per modification is in the amount of $XX with interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx interest-bearing amount is $XXX,XXX.XX. xx are no principal forgiven amount and deferred balance.	Origination Appraisal	xx: xx of xx: 197 xx: 201 |---| -4 |----| -1.xx% xx: xx per the payment history, the age of loan is 197. xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: xx per xx, the borrower#1 middle name is not mentioned.   xx: xx:
xx: xx: xx:    xx:    xx %:    xx: xx per xx, the borrower last name is xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx per the xx, the interest calculation type is 360/360.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx is conventional fixed rated loan.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per the payment history, the string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per the payment history, the string reversed is xx.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2034 xx: 8401 (xx) xx %: xx: xx per the loan modification, the stated maturity date is xx/xx/2057. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6857769	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,612.08	12/30/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$930.64	4.875%	Not Applicable	xx	xx	Conventional	Fixed	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Unavailable	02/01/2017	$39,265.43	Not Applicable	3.500%	$152.11	03/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of xx of xx, N.A.

xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx xx” instead of “xx.”.

xx is an active junior xx available in the updated title report in the amount of $XX,XXX.XX in favor of xx. and it was recorded on xx/xx/XXXX.

xx is an active junior xx available in the updated title report against xx in the amount of $XX,XXX.XX in favor of "xx, N.A." and it was recorded on xx/xx/XXXX.

xx prior year delinquent taxes have been found in the updated title report.	xx of updated payment history as of xx/xx/XXXX the loan is currently in performing and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX,XXX.XX	xx:xx of updated payment history as of xx/xx/XXXX the loan is currently in performing and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX

xx evidences are available in the latest XX months servicing comments regarding foreclosure proceedings
xx:xx:xx debtor  had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx and the plan was confirmed on xx/xx/XXXX.
xx-D in xx petition shows that the unsecured amount is $X.XX out of secured claim in the amount of $XX,XXX.XX and the value of collateral is $XX,XXX.XX
xx POC was filed on xx/xx/XXXX with the secured claim of $XX,XXX.XX with an arrearage of $X,XXX.XX
xx debtor discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	xx: xx of xx: xx: 200 |---| |----| xx: n/a xx: xx:
xx: xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: n/a   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx/xx/2004   xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: 180   xx:    xx %:    xx: n/a   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx:    xx %:    xx: n/a   xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2019 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2057 xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14639219	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,949.49	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,809.22	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	59.794%	59.794%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	616	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2018	$233,510.07	Not Applicable	4.000%	$975.93	06/01/2018	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx. which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on second lien position. xx is one muni/xx/xx lien found against the subject property in the amount of $XXX.XX which was recorded on xx/xx/XXXX.	xx per payment history dated xx/xx/XXXX, the borrower is delinquent for X month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx the loan is in collection.
xx per payment history dated xx/xx/XXXX, the borrower is delinquent for X month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX.
xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.
xx comments have been found regarding foreclosure.
xx bankruptcy has been filed.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

																																																																																	xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.		xx: xx a xx ARM? xx: xx: xx |---| |----| xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91118861	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$669.72	6.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/01/2011	$100,045.58	Not Applicable	4.625%	$457.84	01/01/2012	Financial Hardship	*xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $ XXX,XXX.XX in favor of ‘‘xx.”

xx chain of assignment is not completed as the subject mortgage is currently assigned to “ xx residential xx xx ’’ instead of “xx .”

xx active judgments/liens have been found in the updated title report against the borrower/subject property.
xx	xx:* xx servicing comment dated xx/xx/XXXX states that the reason for default of the loan is borrower's curtailment of income, excessive obligation.
xx subject property is self occupied by borrower & is in average condition. xx damages & litigation have been reported

xx intends to keep his property &  wishes to further opt for loss mitigation plans.

*xx loan was modified on xx/xx/XXXX with new principal balance of  $ XXX,XXX.XX.
xx borrower promises to pay the new modified P&I of $ XXX.XX with the new fixed interest rate of  X.XXX % beginning from xx/xx/XXXX  to the new maturity date of  xx/xx/XXXX.
xx:xx:xx	*xx loan was modified on xx/xx/XXXX with new principal balance of $ XXX,XXX.XX.
xx borrower promises to pay the new modified P&I of $ XXX.XX with the new fixed interest rate of X.XXX % beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	Affiliated Business Disclosure	xx: xx of xx: 197 xx: 199 |---| -2 |----| -1.00502% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2004   xx: xx/xx/2004   xx: 19 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 63.130%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2011   xx: xx/xx/2011   xx: -12 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 755   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2051 xx: xx/xx/2034 xx: 6362 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from loan file docs."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89207177	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,231.61	10/02/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$612.93	6.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/11/2017	$31,726.41	Not Applicable	6.750%	$191.42	02/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with “lender” xx, xx. xx it was recorded on xx/xx/XXXX. xx chain of assignment is xxomplete. xx chain of assignment goes to xx to xx or xx but the UT shows last assignment from xx xx xx to xx. xx annual county property taxes was paid in the amount of $X.XXX.XX for the date of xx/xx/XXXX.	xx of the payment history provide for the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is currently performing. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXand current interest rate as per pay history is X.XXX%.	xx:xx servicing comments dated on xx/xx/XXXX to xx/xx/XXXX. xx borrower is currently performing. xx willingness to pay is fair. xx comment dated on xx/xx/XXXX /shows that curtailment of income. xx borrower has been facing financial issues. xx comment dated on xx/xx/XXXX shows that borrower has deceased and the date of death is unknown. xx certificate of death is missing. xx comment dated on xx/xx/XXXX shows that calling for hurricane xx to get a new adjuster to access damages for hurricane. xx comment dated in xx/xx/XXXX shows that repairs have been found. xx amount of repair is unknown. xx comment dated on xx/xx/XXXX shows that disaster.
xx modification agreement was made between xx and xx  and lender xx LLC on xx/xx/XXXX.  xx new modified rate is X.XXX % and borrower promises to pay P&I in the amount of $XXX.XX beginning of xx/xx/XXXX. xx new principal balance is $XX xx maturity date is xx/xx/XXXX. xx are no steps in the modification
xx of the payment history provide for the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is currently performing. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXand current interest rate as per pay history is X.XXX%.
xx BK found against borrower.
xx information regarding xx-XX.
xx and repairs have been found on subject property.

xx:xx servicing comments dated on xx/xx/XXXX to xx/xx/XXXX. xx comment dated on xx/xx/XXXX /shows that curtailment of income. xx borrower facing xx issues. xx comment dated on xx/xx/XXXX  shows that borrower deceased , the date of death is unknown. xx certificate of death is missing. xx comment dated on xx/xx/XXXX shows that xx for hurricane xx to get a xx adjuster to access damages for hurricane. xx comment dated in xx/xx/XXXX shows that repairs have been found. xx amount of repair is unknown. xx comment dated on xx/xx/XXXX shows that disaster.
xx more information found regarding foreclosure.
xx:xx	xx modification agreement was made between xx and xx and lender xx LLC on xx/xx/XXXX. xx new modified rate is X.XXX % and borrower promises to pay P&I in the amount of $XXX.XX beginning of xx/xx/XXXX. xx new principal balance is $XX xx maturity date is xx/xx/XXXX. xx are no steps in the modification	Missing Required State Disclosures Origination Appraisal	xx: xx of xx: 195 xx: 197 |---| -2 |----| -1.01522% xx: xx: xx:
xx: xx #1 xx: xx: T   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 54.789%   xx:    xx %:    xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: 10 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 693   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2057 xx: xx/xx/2034 xx: 8158 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located at Louisiana state.
The following state disclosures are missing from the loan file:-
1. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2. Anti-Tying Disclosure
																																																																																								3. Financial Institution Choice of Insurance Disclosure"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94320376	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,672.00	12/19/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,041.19	5.750%	240	xx	xx	Conventional	Fixed	Refinance	88.012%	88.012%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/07/2019	$69,036.66	Not Applicable	5.750%	$367.90	02/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with “lender” xx and was recorded on xx/xx/XXXX. xx chain of assignment is complete. xx chain of assignment goes to xx xx to xx or xx but the UT shows last assignment from xx xx xx and xx to xx xx. xx annual county property taxes was paid in the amount of $X,XXX.XX. xx active judgments and liens are found on updated title.	xx of the payment history provide for the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is XX month delinquent. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXand current interest rate as per pay history is X.XXX%.	xx:xx servicing comments dated on xx/xx/XXXX to xx/xx/XXXX. xx comment dated on xx/xx/XXXX shows that forbearance plan approved because of COVID-19 short term plan. xx plan was begin on xx/xx/XXXX with XX months in the $X.XX monthly payment. xx comment dated on xx/xx/XXXX shows that curtailment of income. xx comment dated on xx/xx/XXXX shows that the forbearance plan was defined. xx comment dated on xx/xx/XXXX shows that initiated disaster.
xx modification agreement was made between xx and xx  and lender xx  LLC on xx/xx/XXXX.  xx new modified rate is X.XXX % and borrower promises to pay P&I in the amount of $XXX.XX beginning of xx/xx/XXXX. xx new principal balance is $XX xx maturity date is xx/xx/XXXX. xx are no steps in the modification.
xx of the payment history provide for the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is XX month delinquent. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXand current interest rate as per pay history is X.XXX%.
xx damages and repairs have been found on subject property.
xx information regarding COVID-19.

xx:xx servicing comments dated on xx/xx/XXXX to xx/xx/XXXX. xx comment dated on xx/xx/XXXX shows that forbearance plan approved because of COVID-19 short term plan. xx plan was begin on xx/xx/XXXX with XX months in the $X.XX monthly payment. xx comment dated on xx/xx/XXXX shows that curtailment of income. xx comment dated on xx/xx/XXXX shows that the forbearance plan was defined. xx comment dated on xx/xx/XXXX shows that initiated disaster.
xx information regarding to foreclosure.

xx:xx	xx modification agreement was made between xx and lender xx LLC on xx/xx/XXXX. xx new modified rate is X.XXX % and borrower promises to pay P&I in the amount of $XXX.XX beginning of xx/xx/XXXX. xx new principal balance is $XX xx maturity date is xx/xx/XXXX. xx are no steps in the modification.	Missing Required State Disclosures	xx: xx of xx: 192 xx: 196 |---| -4 |----| -2.04081% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2004   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 40.100%   xx:    xx %:    xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 707   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2024 xx: xx (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The property is located at "Oklahoma" state.
The following state disclosures are missing from loan file:-
1. OK Title protection notice
2. Insurance Disclosure
3. NSF Fee Disclosure
4. Over-the-limit fees
																																																																																								5. Notice of Rights to Obtain a Security Freeze"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71789335	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,287.60	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$433.58	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/29/2014	$77,123.83	$11,228.83	4.625%	$301.55	06/01/2014	Financial Hardship	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with xx of xx, N.A.
xx chain of assignment has been completed as currently the assignment is with xx xx, xx and xx, recorded on xx/xx/XXXX.
xx active judgments or liens have been found pending.
xx;
X) xx annual taxes for the year of XXXX are due for the amount of $XXX.XX on xx/xx/XXXX.
X) xx county taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
X) xx school taxes for the year of XXXX-XX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found pending.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is not making regular payments. xx loan payments are currently X months in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.	xx:xx collection comments and payment history shows that the borrower is not making regular payments. xx loan payments are currently X months in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.
xx modification agreement was made between the borrower xx J. xx and lender xx LLC on the effective date of xx/xx/XXXX.
xx borrower promises to pay the new unpaid principal balance of $XX,XXX.XX starting from the first payment date of xx/xx/XXXX till the maturity date of xx/xx/XXXX with the interest rate of X.XXX% and P&I of $XXX.XX.
xx amount of $XX,XXX.XX has been deferred from the new UPB which will be paid at the maturity date of xx/xx/XXXX. xx remaining amount of $XX,XXX.XX will the interest bearing amount.
xx foreclosure was not initiated in the loan.
xx borrower xx J. xx had filed bankruptcy under chapter XX with case#xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx plan was later dismissed on xx/xx/XXXX and was later terminated on xx/xx/XXXX.
xx comment dated xx/xx/XXXX shows reason for borrower's default as reduction in hours/pay due to xx-XX. xx dated xx/xx/XXXX shows that the borrower was given xx-XX forbearance plan for X months with the start date of xx/xx/XXXX. xx dated xx/xx/XXXX shows that the covid forbearance plan was extended from xx/xx/XXXX till xx/xx/XXXX. xx comment dated xx/xx/XXXX shows that the covid forbearance plan was again extended from xx/xx/XXXX till xx/xx/XXXX.
xx:xx:xx to PACER, the borrower xx J. xx had filed bankruptcy under chapter XX with case#xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx plan was later dismissed on xx/xx/XXXX and was later terminated on xx/xx/XXXX.
xx POC was filed on xx/xx/XXXX in the claim amount of $XX,XXX.XX with arrearage in the amount of $X,XXX.XX.
xx modification agreement was made between the borrower xx J. xx and lender xx LLC on the effective date of xx/xx/XXXX.
xx borrower promises to pay the new unpaid principal balance of $XX,XXX.XX starting from the first payment date of xx/xx/XXXX till the maturity date of xx/xx/XXXX with the interest rate of X.XXX% and P&I of $XXX.XX.
xx amount of $XX,XXX.XX has been deferred from the new UPB which will be paid at the maturity date of xx/xx/XXXX. xx remaining amount of $XX,XXX.XX will the interest bearing amount.	Mortgage Insurance	xx: xx of xx: 191 xx: 195 |---| -4 |----| -2.05128% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2004   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: RMIC (xx)   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: \  xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2054 xx: xx/xx/2034 xx: 7121 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "This is conventional loan with 100.00% hence, MI certificate is required. But, it is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46146013	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$338.37	01/27/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$533.55	7.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx” for the amount of $XX,XXX.XX.
xx chain of assignment has not been completed. xx assignment is missing from the lender “MERS as nominee for xx”.  xx, the assignment is from xx xx recorded on xx/xx/XXXX.
xx is civil judgment against the borrower for the amount of $XX,XXX.XX on xx/xx/XXXX.
xx are X state tax liens against the borrower in the multiple favors for the total amount of $X,XXX.XX recorded on xx/xx/XXXX and xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx:xx loan is currently in the collection and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has been modified since origination. xx borrower did not file bankruptcy. xx per the notice of lis pendency located on “xx#xx#XX”, the foreclosure was initiated and the borrower has been intends to sale the property. xx further details have been found regarding foreclosure. xx, the loan has been modified on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the borrower has been impacted by COVID-19. xx per the comment dated xx/xx/XXXX, the borrower’s income has been reduced due to COVID-19. xx per the comment dated xx/xx/XXXX, the short term forbearance plan has been approved for X months began on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the forbearance plan has been extended for X months. xx per the comment dated xx/xx/XXXX, the subject property is owner occupied. xx comment pertaining damage to the subject property has been observed. xx latest BPO report has been found in the loan file.
xx:xx per the notice of lis pendency located on “xx#xx#XX”, the foreclosure was initiated and the borrower has been intends to sale the property.  xx further details have been found regarding foreclosure. xx, the loan has been modified on xx/xx/XXXX.
xx:xx	xx is conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.XXX% and a maturity date of xx/xx/XXXX. xx P&I as per payment history is the $XXX.XX and rate of interest is X.XX %, however, there is a reduction in P&I and rate of interest with respect to xx data which seems that there would be a possible modification.
xx per tape data, the loan has been modified on xx/xx/XXXX. xx, the modification is missing from the loan files.
xx: xx of xx: 192 xx: 196 |---| -4 |----| -2.04081% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2004   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 23.190%   xx:    xx %:    xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2017   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 635   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2034 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68742501	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$4,265.06	01/05/2021	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$943.01	6.125%	360	xx	xx	Conventional	Fixed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	First	Final policy	Not Applicable	$38,800.00	06/11/2018	$126,848.27	Not Applicable	4.125%	$540.05	07/01/2018	Financial Hardship	xx review of the updated title report dated XX/XX//XXXX shows that the subject mortgage originated on xx/xx/XXXX with “lender” xx and was recorded on xx/xx/XXXX. xx chain of assignment is xxomplete. xx chain of assignment goes to xxto xx or xx but the UT shows last assignment from xx xx xx and xx to xx. xx annual county property taxes was paid in the amount of $X,XXX.XX. xx active judgments and liens are found on updated title.

xx of the payment history provide for the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is XX month delinquent. xx last payment received was in the amount of $X,XXX.XXon xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX and current interest rate as per pay history is X.XXX%.	xx:xx servicing comment dated on xx/xx/XXXX to xx/xx/XXXX. xx comment dated on xx/xx/XXXX shows that damaged property.xx shows that xx with everything due to truck having to paid for had damage toit. xx comment dated on xx/xx/XXXX shows that xx: MSP platform on xx/xx/XXXX. xx comment dated on xx/xx/XXXX shows that curtailment of income. xx was facing financial issues.
xx modification agreement was made between xx and lender xx LLC on xx/xx/XXXX.  xx new modified rate is X.XXX% and borrower promises to pay P&I in the amount of $XXX.XX beginning of xx/xx/XXXX. xx new principal balance is $XX. xx maturity date is xx/xx/XXXX. xx are no steps in the modification.
xx of the payment history provide for the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is XX month delinquent. xx last payment received was in the amount of $X,XXX.XXon xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX and current interest rate rate as per pay history is X.XXX%.
xx bankruptcy found against borrower.
xx damages and repairs has been found on subject property.
xx information found against xx-XX.
xx:xx servicing comment dated on xx/xx/XXXX to xx/xx/XXXX. xx comment dated on xx/xx/XXXX shows that damaged property.xx shows that xx with everything due to truck having to paid for had damage toit. xx comment dated on xx/xx/XXXX shows that xx:  on xx/xx/XXXX. xx comment dated on xx/xx/XXXX shows that curtailment of income. xx was facing financial issues.
xx information regarding to foreclosure.
xx:xx	xx modification agreement was made between xx and lender xx LLC on xx/xx/XXXX. xx new modified rate is X.XXX% and borrower promises to pay P&I in the amount of $XXX.XX beginning of xx/xx/XXXX. xx new principal balance is $XX. xx maturity date is xx/xx/XXXX. xx are no steps in the modification.	Missing Required State Disclosures	xx: xx of xx: 192 xx: 195 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2004   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 37.360%   xx:    xx %:    xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058 xx: xx/xx/2034 xx: xx (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The property is located at Illinois state.
The following state disclosures are missing from the loan file:-
1. IL Collateral Protection Insurance Notice
																																																																																								2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89902655	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,906.14	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$821.69	6.500%	360	xx	xx	Conventional	ARM	Refinance	74.286%	74.286%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/27/2018	$91,872.23	Not Applicable	4.500%	$413.02	10/01/2018	Financial Hardship	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx D. xx and lender MERS as nominee for xx, which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “xx xx D/B/A xx”.
xx are two active credit card judgments against the borrower in the total amount of $XXXX.XX which was recorded on multiple date in favour of multiple plaintiffs.
Xst installment of xx tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
Xnd installment of xx tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx of the latest XX months payment history shows that the borrower is delinquent for X month. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX	xx:xx subject loan is in collection. xx of the collection comments states that the borrower is delinquent for X month. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX
xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which began on xx/xx/XXXX. xx new modified principal balance is in the amount of $XXand the interest bearing amount is $XX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.
xx per collection comments the subject property has been occupied by the owner and is in average condition.
xx:xx:xx	xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which began on xx/xx/XXXX. xx new modified principal balance is in the amount of $XXand the interest bearing amount is $XX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.	xx: xx of xx: 191 xx: 194 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2004   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 679   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 45 xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2034 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49173656	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$315.52	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$473.23	5.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2019	$76,728.16	Not Applicable	4.625%	$351.13	07/01/2019	Financial Hardship	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with lender “xx”.
xx is an active junior mortgage available in the updated title report in the amount of $XX,XXX.XX in favor of MERS as nominee for “xx & xx” and it was recorded on or xx/xx/XXXX.
xx active judgments/liens have been found in the updated title report against the borrower/subject property.
xx prior year delinquent taxes have been found in the updated title report.
Xst & Xnd instalements of combined taxes for the year XXXX is due in the total amount of $XXX.XX on xx/xx/XXXX & xx/xx/XXXX respectively.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XX xx current interest rate is X.XXXX% with P&I in the amount of $XXX.XX.	xx:xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XX xx current interest rate is X.XXXX% with P&I in the amount of $XXX.XX.

xx information have been found regarding the current employment, job type and length of employment. xx evidences have been found regarding the foreclosure and bankruptcy process. xx visible damages have been found regarding the subject property.

xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX.xx borrower promises to pay the new P&I in the amount of $XXX.XX with the new fixed interest rate of X.XXXX% beginning from xx/xx/XXXX to the maturity date of xx/xx/XXXX.	xx: xx of xx: 192 xx: 194 |---| -2 |----| -1.03092% xx: xx of xx is 192 xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2004   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 37.470%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx is 360/360   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx is xx: xx:
xx: xx:  xx:    xx %:    xx: xx is \ xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 650   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2034 xx: xx (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77492182	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,201.84	$5,986.44	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,730.29	6.500%	360	xx	xx	Conventional	ARM	Purchase	75.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$54,750.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installments of combined jurisdiction tax of XXXX have been paid in the amount of $X,XXX.XX.
Xrd installment of combined jurisdiction tax of XXXX has been delinquent in the amount of $X,XXX.XX which is good through till xx/xx/XXXX.
Xth installment of combined jurisdiction tax of XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower has been delinquent with the loan for X months and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx: xx per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for X months and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for default is loss of income.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 189 xx: 193 |---| -4 |----| -2.07253% xx: 189. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2004   xx:    xx %:    xx: N/A   xx: xx:
xx: ARM xx: 2.250%   xx: 0.000%   xx: 2.250%   xx %: 2.xx%   xx: 2.250%.   xx: xx:
xx: xx DTI xx: xx: 39.190%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2022   xx: xx/xx/2021   xx: 365 (xx)   xx %:    xx: xx/xx/2022.   xx: xx:
xx: xx: xx/xx/2022   xx: xx/xx/2021   xx: 365 (xx)   xx %:    xx: xx/xx/2022.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 682   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx of xx: 30 xx: xx %: xx: xx. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file." * Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to be determined."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77433027	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,215.34	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,321.53	5.375%	360	xx	xx	Conventional	Fixed	Refinance	66.856%	66.856%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2018	$195,931.51	Not Applicable	5.375%	$993.95	05/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows xx subject mortgage was originated on xx/xx/XXXX with the lender xx of xx which was recorded on xx/xx/XXXX.
xx mortgage was originated on xx/xx/XXXX with the lender xx which was recorded on xx/xx/XXXX.
xx chain of the assignment is complete the last assignment is with xx residential mortgage xx which was recorded on xx/xx/XXXX
xx is xx active judgment liens against the borrower in the different plaintiffs different amount and different recording date. xx delinquent taxes have been found for the prior year.
xx per the payment history as of xx/xx/XXXX, the borrower is delinquent for X month and the next due for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX with an interest rate of X.XXX % for the due date of xx/xx/XXXX. xx UPB as of date is in the amount of $XX.	xx:xx loan modification agreement was made between the borrower xx and xx and the lender xx LLC on xx/xx/XXXX. xx modified UPB is $XXX,XXX.XX with an interest rate of X.xx% and a P&I of $XXX.XX. xx first payment started from xx/xx/XXXX with the maturity date of xx/xx/XXXX. xx is no provision for the balloon payment and it does not have modification steps. xx loan has been modified once since origination.
xx:xx:xx	xx loan modification agreement was made between the borrower xx and xx and the lender xx LLC on xx/xx/XXXX. xx modified UPB is $XXX,XXX.XX with an interest rate of X.xx% and a P&I of $XXX.XX. xx first payment started from xx/xx/XXXX with the maturity date of xx/xx/XXXX. xx is no provision for the balloon payment and it does not have modification steps. xx loan has been modified once since origination.	Missing Required State Disclosures	xx: xx of xx: 191 xx: 193 |---| -2 |----| -1.03626% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2004   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 52.453%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 608   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058 xx: xx/xx/2035 xx: 8491 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
																																																																																								4. Copy of Appraisal or Statement of Appraised Value"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96121878	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,840.04	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$836.70	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	65.152%	65.152%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender xx of xx, N. A. which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx xx D/B/A xx which was recorded on xx/xx/XXXX.
xx is a junior mortgage in the favor of xx bank, N. A. in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
Xst installment of county jurisdiction tax of XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
Xnd installment of county jurisdiction tax of XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
xx active judgments or liens have been found.	xx to the payment history as of xx/xx/XXXX, the borrower has been delinquent with the loan for X month and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX	xx:xx per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for X month and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx borrower xx had filed bankruptcy under chapter X with the case # xx on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and the case got terminated on xx/xx/XXXX.	xx	xx: xx of xx: 190 xx: 193 |---| -3 |----| -1.xx% xx: 190. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2004   xx:    xx %:    xx: N/A   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: yes.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx:    xx:    xx %:    xx: xx.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: N/A   xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: N/A xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23690462	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,075.84	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$849.74	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	602	30.916%	First	Final policy	Not Applicable	Not Applicable	06/01/2017	$118,040.51	Not Applicable	5.875%	$639.22	07/01/2017	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx, xx. with instrument # is XXX MXXXX / XXX.

  xx chain of assignment has been completed. xx last assignment is with xx.

  xx liens and judgments:

  xx is one hospital lien which was recorded on xx/xx/XXXX in the amount of $XXX.XX in favor of xx.

xx is another one civil judgment (xx) lien which was recorded on xx/xx/XXXX in the amount of $ X,XXX.XX in favor of xx and xx of AKA xx and xx of xx.

xx is another one civil judgment (xx) lien which was recorded on xx/xx/XXXX in the amount of $XXXX.XX in favor of xx xx AKA xx as xx.

xx is another one civil judgment (xx) lien which was recorded on xx/xx/XXXX in the amount of $XXXX.XX in favor of xx, xx and xx AKA xx, xx and xx, P.A

xx town taxes of XXXX have been due in Xnd installment in the amount of $XXX.XX.

xx town taxes of XXXX have been paid in Xst installment in the amount of $XXX.XX.	xx per the review of payment history as of xx/xx/XXXX, the borrower is delinquent for a month with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is currently in collections. xx per the review of payment history as of xx/xx/XXXX, the borrower is delinquent for a month with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx per servicing comment the reason for default is curtailment of income. xx subject property has been occupied by owner. xx borrower's intention is to keep the property.

xx per servicing comment dated xx/xx/XXXX the borrower is affected by COVID-19. xx no further details have been found.

xx:xx:xx	xx loan was modified on xx/xx/XXXX between the borrowers xx K. xx and xx and lender is xx, LLC. xx new modified principal balance as per modification is in the amount of $XX. xx is no any deferred principal balance. xx interest-bearing amount is $XXX,XXX.XX with an interest rate of X.XXX% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.	Missing Required State Disclosures	xx: xx of xx: 188 xx: 191 |---| -3 |----| -1.xx% xx: xx of loan is 188. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: xx application date is NA.   xx: xx:
xx: xx DTI xx: 30.916%   xx: 31.050%   xx: -0.134%   xx %: -0.xx%   xx: xx application is NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is no any deferred balance.   xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: 6 (xx)   xx %:    xx: xx date of last modification is xx/xx/2017.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx lender does not require the MI.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx loan is conventional, fixed loan.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is not a negam.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx the xx is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per xx the xx reversed is xx.   xx: xx:
xx: xx:   xx:    xx %:    xx: xx reflects the subject property address is 120 xx.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx application is N/A   xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2035 xx: 8128 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Required State Disclosures (Lvl 2) "The subject property is located in the NJ state. The following state disclosures are missing from the loan file: 1. NJ Application Disclosure 2. Delivery Fee Authorization 3. NJ Attorney Disclosure 4. Unacceptability of Insurance Notice 5. Attorney Disclosure II 6. Tax Bill Information 7. Private Well Testing 8. Lock-In Agreement 9. Commitment Disclosures 10. Choice of Insurer Disclosure 11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63697832	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/09/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,077.04	6.500%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with the lender “MERS as xx for xx, xx” for the amount of $XXX,XXX.XX and it was recorded on xx/xx/XXXX
xx chain of the assignment has been completed.
xx subject mortgage is at first lien position.
xx are two active junior judgment’s against the borrower for the amount of $XXXX.XX
xx prior years delinquent taxes have been found.

xx	xx:xx loan is in collection. xx loan has not been modified since origination and currently the borrower has been making payments as per note terms. xx is no post-origination bankruptcy record has been found. xx evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments. xx comment pertaining damage to the subject property have been observed. xx comments have been found stating that the borrower’s income has been affected by COVID-19.
xx:xx:xx	xx	xx: xx of xx: 189 xx: 191 |---| -2 |----| -1.04712% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2005   xx: xx/xx/2005   xx: 6 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 697 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67632887	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,258.37	12/30/2024	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$505.33	6.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for xx's xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx xx.

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

xx annual xx taxes for XXXX have been paid in full in the amount of $XXX.XX on xx/xx/XXXX.

xx annual xx taxes for XXXX have been paid in full in the amount of $X,XXX.XX on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx per the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +X months. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is the amount of $XXXX.XX and PITI is in the amount of $XXUPB reflected as per the updated payment history is in the amount of $XX
xx loan has never been modified since origination.
xx per the comment date xx/xx/XXXX the subject property has been occupied by the owner.
xx per collection comment dated xx/xx/XXXX shows that the reason for default is xx of xx due to xx -XX.xx latest BPO is not available .xx servicing comments do not reflect any damage.

xx:xx per the collection comment dated xx/xx/XXXX shows that the foreclosure referral step X completed.xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx:xx	xx	Final Title Policy	xx: xx of xx: 187 xx: 190 |---| -3 |----| -1.xx% xx: xx not use for xx. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2005   xx: xx/xx/2005   xx: 22 (xx)   xx %:    xx: xx not use for xx.   xx: xx:
xx: xx DTI xx: xx: 37.810%   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx in xx is"xx".   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is "xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
																																																																																				xx: xx: xx: 691 xx: xx %: xx: xx: xx:	3: Curable		* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "Final Title Policy is missing from the loan file. However Title Commitment is present in the loan file with ref. ."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2172187	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,937.37	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,035.95	5.375%	360	xx	xx	Conventional	Fixed	Refinance	66.308%	66.308%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	23.052%	First	Final policy	Not Applicable	Not Applicable	11/01/2010	$184,054.47	$21,432.84	2.000%	$492.46	12/01/2010	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of xx of xx,N.A.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx.

xx junior or senior judgments/liens/mortgages:

X. xx is an active junior xx available in the updated title report in the amount of $XX,XXX.XX in favor of xx. and it was recorded on xx/xx/XXXX.

X. xx is an active junior xx available in the updated title report in the amount of $XX,XXX.XX in favor of xx of xx. and it was recorded on xx/xx/XXXX.

X. xx is an active junior xx available in the updated title report against xx in the amount of $X,XXX.XX in favor of "xx" and it was recorded on xx/xx/XXXX.

X. xx is an active junior xx available in the updated title report against xx in the amount of $X,XXX.XX in favor of "xx" and it was recorded on xx/xx/XXXX.

xx Xst installment of combined tax for XXXX has been paid off in the amount of $X,XXX.XX on xx/xx/XXXX and Xnd installment of $X,XXX.XX has also been paid off on xx/xx/XXXX.

xx Xrd installment of combined tax for XXXX has been paid off in the amount of $X,XXX.XX on xx/xx/XXXX and Xth installment of $X,XXX.XX has also been paid off on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx per the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +X months. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is the amount of $XXX.XX and PITI is in the amount of $XXx UPB reflected as per the updated payment history is in the amount of $XX.
xx loan has been modified on xx/xx/XXXX with the X step amortization with the new principal balance of $XXX,XXX.XX out of which $XX,XXX.XX has been deferred and the new interest bearing principal amount is in the amount of $XX. xx borrower promises to pay the initial step P&I of $XXX.XX with the new initial step interest rate of X.XX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.
xx per the comment date xx/xx/XXXX the subject property has been occupied by the owner.
xx per collection comment dated xx/xx/XXXX shows that the reason for default is xx.xx latest BPO is not available .xx servicing comments do not reflect any damage.

xx:xx:xx	xx loan was modified on xx/xx/XXXX with the X step amortization with the new principal balance of $XXX,XXX.XX out of which $XX,XXX.XX has been deferred and the new interest bearing principal amount is in the amount of $XX. xx borrower promises to pay the initial step P&I of $XXX.XX with the new initial step interest rate of X.XX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.	xx: xx of xx: 188 xx: 191 |---| -3 |----| -1.xx% xx: xx not use for xx. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2005   xx: xx/xx/2005   xx: 16 (xx)   xx %:    xx: xx not use for xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx amortization type is "xx".   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx string reversed is "xx".   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx string reversed is "xx".   xx: xx:
xx: xx:  xx:    xx %:    xx: xx is "80 xx".   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
																																																																																				xx: xx: xx/xx/2050 xx: xx/xx/2035 xx: 5724 (xx) xx %: xx: xx is xx/xx/2050. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42265496	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,478.18	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,692.02	5.500%	360	xx	xx	Conventional	Fixed	Refinance	57.308%	57.308%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2013	$304,445.93	$72,145.93	4.000%	$970.87	12/01/2013	Financial Hardship	xx title report as of xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as nominee for xx.
xx is civil judgment in the amount of $XX,XXX.XX in the favor of xx recorded on xx/xx/XXXX.
xx Xst tax for the year of XXXX-XXXX has been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx Xnd tax for the year of XXXX-XXXX is due on X/XX/XXX in the amount of $XXXX.XX.
xx to the payment history as of xx/xx/XXXX the last payment received date was unavailable payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXX.XX and PITI is in the amount of $XXXX.XX xx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is in collections.
xx to the payment history as of xx/xx/XXXX the last payment received date was unavailable payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of  $XXX.XX and PITI is in the amount of  $XXXX.XX xx UPB reflected as per the payment history is in the amount of $XX.
xx is owner occupied and in good condition. xx information has been found related damage or repairs.

xx:xx:xx	xx modification agreement was made between xx and xx xx, xx., on xx/xx/XXXX. xx per the modified term, the new principal balance $XXX,XXX.XX out of which $XX,XXX.XX will be deferred; hence, interest bearing amount will be $XXX,XXX.XX. xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 187 xx: 190 |---| -3 |----| -1.xx% xx: xx of xx is 187. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx #1 xx: xx: F  xx:    xx %:    xx: xx #1 name is xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx requir eMI is NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx throgh date is NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx NA.-   xx: xx:
xx: xx: xx: xx:    xx %:    xx: PH string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: PH string is xx.   xx: xx:
xx: xx xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is NA.   xx: xx:
																																																																																				xx: xx: xx/xx/2053 xx: xx/xx/2035 xx: 6819 (xx) xx %: xx: xx date is xx/xx/2053. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75165702	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,783.09	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$602.78	5.875%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2016	$77,759.04	Not Applicable	4.000%	$324.98	05/01/2016	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx latest assignment is with xx xx, its xx and xx recorded which was recorded on xx/xx/XXXX. xx active judgments or liens have been found. XXXX xx county taxes has been paid in amount $X,XXX.XX. XXXX xx taxes has been paid in amount $X,XXX.XX. xx prior years delinquent taxes have been found.	xx payment history as of xx/xx/XXXX shows that the borrower is delinquent for XX month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the P&I amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX xx per tape data current xx is X.XXX%.	xx:xx: xx loan is in collection process. xx payment history as of xx/xx/XXXX shows that the borrower is delinquent for XX month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the P&I amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX xx per tape data current xx is X.XXX%. xx loan modification agreement was made between xx L. xx (borrower) and xx LLC on xx/xx/XXXX with the new modified unpaid principal balance is $XX xx interest bearing amount was $XX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX. xx comment dated xx/xx/XXXX reflects that the reason for default was a curtailment of income due to covid XX. xx post origination foreclosure and bankruptcy activity have been found. xx per the latest comments, the subject property has been occupied by the owner and is in good condition. xx damages or repairs have been found.
xx: xx.
xx: xx.
xx:xx:xx	xx loan modification agreement was made between xx L. xx (borrower) and xx LLC on xx/xx/XXXX with the new modified unpaid principal balance is $XX xx interest bearing amount was $XX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	xx: xx of xx: 187 xx: 190 |---| -3 |----| -1.xx% xx: xx of xx is 187 xx: xx:
xx: xx (xx script version)   xx: xx/xx/2005   xx: xx/xx/2005   xx: 20 (xx)   xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 39.840%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx: xx:
xx: xx: xx of xx: 30 xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx/xx/2056   xx: xx/xx/2035   xx: 7671 (xx)   xx %:    xx: xx date is xx/xx/2056.   xx: xx:
																																																																																				xx: xx: PUD xx: xx: xx %: xx: N/A xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81231388	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,288.81	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,498.88	6.000%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/27/2020	$181,841.63	$0.00	6.000%	$1,000.52	03/01/2020	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX, shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, with instrument # xx, in the amount of $XXX,XXX.XX with MERS as nominee for xx's xx.

xx chain of assignment has been completed.
xx is one junior mortgage active against the subject mortgage in the favor of MERS as nominee for xx's xx, in the amount of $XXX,XXX.XX, originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # XXXX-xx.

xx is xx of xx against the borrower in favor of xx xx in the amount of $X,XXX.XX, recorded on xx/xx/XXXX.

xx Xnd installment of county tax for the year XXXX is due in the amount of $X,XXX.XX; however, Xst installment of county taxes was paid on xx/xx/XXXX in the amount of $X,XXX.XX.

xx prior year delinquent taxes have been found.
xx per the review of payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx to servicing comments, the loan is in collection. xx per the review of payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx modification agreement was made between xx and xx on xx/xx/XXXX. xx per the modified term, the new principal balance is $XX. xx borrower promises to pay $X,XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX. xx modification does not have a xx provision. xx loan was modified once.

xx per comment dated xx/xx/XXXX, the reason for default is spouse has reduction in work hours as borrower’s income is xx-XX affected. xx per comment dated xx/xx/XXXX, X month covid short term forbearance plan was approved which will begin from xx/xx/XXXX to xx/xx/XXXX with monthly amount of $X.XX.

xx per comment dated xx/xx/XXXX, the subject property is owner occupied and borrower wants to keep the property. xx comments pertaining damage to the property were observed.

xx foreclosure activity was found.

xx post close bankruptcy record was found.

xx:xx:xx	xx modification agreement was made between xx and xx on xx/xx/XXXX. xx per the modified term, the new principal balance is $XX. xx borrower promises to pay $X,XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX. xx modification does not have a xx provision. xx loan was modified once.	Origination Appraisal	xx: xx of xx: 187 xx: 190 |---| -3 |----| -1.xx% xx: xx of loan is 187. xx: xx:
xx: xx of xx: xx/xx/2020   xx: xx/xx/2020   xx: -17 (xx)   xx %:    xx: xx modification agreement was made on xx/xx/2020.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is fixed.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx payment history reversed string is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx: xx/xx/2060 xx: xx/xx/2035 xx: xx (xx) xx %: xx: xx stated maturity date is xx/xx/2060. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96894832	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$301.60	6.750%	360	xx	xx	Conventional	Fixed	Refinance	84.545%	84.545%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2016	$37,403.35	Not Applicable	6.750%	$225.68	01/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX in favor of MERS as nominee for xx's xx.

xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx xx” instead of “xx.”

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

xx prior year delinquent taxes have been found in the updated title report.	xx of updated payment history as of xx/xx/XXXX, the loan is currently performing and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX,XXX.XX	xx:xx of updated payment history as of xx/xx/XXXX, the loan is currently performing and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX

xx evidences are available in the latest XX months servicing comments regarding foreclosure proceedings and xx filings.

xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	xx: xx of xx: 188 xx: 190 |---| -2 |----| -1.05263% xx: n/a xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx/xx/2016   xx:    xx %:    xx: n/an/a   xx: xx:
xx: xx DTI xx: xx: 31.890%   xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: n/a   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: MI xx: xx: 12.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: n/a   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: 629   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2056 xx: xx/xx/2035 xx: 7915 (xx) xx %: xx: n/a xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18287546	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,355.60	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,208.89	5.750%	180	xx	xx	Conventional	Fixed	Refinance	59.111%	59.111%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/28/2010	$219,661.17	Not Applicable	5.000%	$1,608.26	06/01/2010	Financial Hardship	xx title report as of xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as nominee for xx.
xx is a junior mortgage in the favor of xx, N.A., in the amount of $XXX,XXX.XX recorded on xx/xx/XXXX.
 xx Xst tax of XXXX has been paid on xx/xx/XXXX in the amount of $XXXX.XX. xx Xnd tax of XXXX has been due on xx/xx/XXXX in the amount of $XXXX.XX.

xx to the payment history as of xx/xx/XXXX the last payment received date was unavailable payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXXX.XX and PITI is in the amount of $XXXX.XX. xx UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is performing.
xx to the collection comment xx for default is xx affected.
xx to the payment history as of xx/xx/XXXX the last payment received date was unavailable payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of  $XXXX.XX and PITI is in the amount of  $XXXX.XX. xx UPB reflected as per the payment history is in the amount of $XX
xx is owner occupied and in good condition. xx information has been found related damage or repairs.

xx:xx:xx	xx modification agreement was made between xx and xx xx, xx., on xx/xx/XXXX. xx per the modified term, the new principal balance $XXX,XXX.XX. xx borrower promises to pay $XXXX.XX monthly with a modified interest rate of X.XX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	xx: xx of xx: 188 xx: 190 |---| -2 |----| -1.05263% xx: xx of xx is 188. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx DTI xx: xx: 35.910%   xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx amount is NA.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L xx is NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360/306.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx date is NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx 3 P&I   xx: $1545.47   xx: $1548.47   xx: $-3.00   xx %: -0.xx%   xx: xx P&I is $1545.47.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: PH string is 00000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx: PH stieng reversed is 00000000000000000000000000.   xx: xx:
xx: xx: xx:    xx %:    xx: xx street is  xx.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is NA.   xx: xx:
xx: xx: xx: 591   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2025 xx: xx/xx/2020 xx: 1856 (xx) xx %: xx: xx date is xx/xx/2025. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61742389	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$3,776.37	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,608.98	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2019	$220,628.91	Not Applicable	3.500%	$854.70	10/01/2019	Financial Hardship	xx of updated title report as of xx/xx/XXXX reveals that-

X. xx subject mortgage was originated on xx/xx/XXXX by "MERS as nominee for xx" for the amount of $XXX,XXX.XX and it was recorded on xx/xx/XXXX.

X.  xx chain of assignment is complete as the subject mortgage is currently assigned to "xx xx."

X. xx is an active junior mortgage available against the subject property in the amount of $XX,XXX.XX in favor of "xx" and it was recorded on xx/xx/XXXX.

X. xx is an active civil judgment available against the borrower in the amount of $X,XXX.XX in favor of "xx" recorded on xx/xx/XXXX.

X. xx are two active HOA liens available against the subject property in the total amount of $X,XXX.XX in favor of "xx." latest of which is recorded on xx/xx/XXXX.

X. Xst and Xnd installment of county taxes for the year XXXX have been paid in the total amount of $X,XXX.XX.	xx of updated payment history as of xx/xx/XXXX reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/XXXX. xx last regular payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of date is in the amount of $XX.	xx:xx of updated payment history as of xx/xx/XXXX reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/XXXX. xx last regular payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of date is in the amount of $XX.

xx evidences of active foreclosure and bankruptcy have been found.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with the new principal balance of $XXX,XXX.XX. xx borrower promised to pay the new modified monthly P&I of $XXX.XX with the new interest rate of X.XXXX% beginning from xx/xx/XXXX till xx/xx/XXXX.	xx: xx of xx: 188 xx: 190 |---| -2 |----| -1.05263% xx: 188 xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: xx: xx:
xx: xx DTI xx: xx: 48.100%   xx:    xx %:    xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per pay history   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per pay history   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: 574   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059   xx: xx/xx/2035   xx: xx (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
141972	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,415.10	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,430.51	5.625%	360	xx	xx	Conventional	Fixed	Refinance	70.000%	72.817%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$10,000.00	04/01/2014	$226,218.78	$41,068.78	4.625%	$847.30	05/01/2014	Financial Hardship	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with lender “xx.”
xx is an active junior mortgage available in the updated title report in the amount of $XX,XXX.XX in favor of MERS as nominee for “xx,” and it was recorded on xx/xx/XXXX.
xx is senior/prior xx available in the updated title report in the amount of$XXX,XXX.XX in favor of “xx of the xx" and which was recorded on xx/xx/XXXX. xx, this prior mortgage is not showing in schedule-B of final xx as an exception. xx recorded copy of release or satisfaction has been found in the updated title report.
xx per updated title report, there is an active junior credit card judgment available against the borrower in the amount of $X,XXX.XX in the favor of "xx  & recorded on xx/xx/XXXX.
xx per updated title report, there is an active junior state tax judgment (xx) in the amount of $XXX.XX in the favor of "xx of xx, xx" & recorded on xx/xx/XXXX.
xx Xst installment of xx taxes for XXXX have been paid in full in the amount of $ X,XXX.XX on xx/xx/XXXX and Xnd installment is due in the amount of $X,XXX.XX on xx/xx/XXXX.
xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX months in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.	xx:xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX months in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.
xx information have been found regarding the current employment, job type and length of employment. xx evidences have been found regarding the foreclosure and bankruptcy process. xx visible damages have been found regarding the subject property.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX out of which amount of $XX,XXX.XX deferred amount & amount of $XXX,XXX.XX is interest bearing amount. xx borrower promises to pay the new P&I in the amount of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the maturity date of xx/xx/XXXX.	xx: xx of xx: 186 xx: 190 |---| -4 |----| -2.xx% xx: xx of xx is 186 xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx is 360/360   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx? is xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx is xx: xx:
xx: xx:  xx:    xx %:    xx: xx is xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx/xx/2054   xx: xx/xx/2035   xx: 6940 (xx)   xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx of xx(s) xx: $xx: $xx: $218.00 xx %: 2.xx% xx: xx of xx(s) is #10,000.00 xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98530669	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/18/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$857.73	5.875%	Not Applicable	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	32.151%	First	Final policy	Not Applicable	Not Applicable	03/01/2012	$146,715.64	Not Applicable	4.625%	$671.41	04/01/2012	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX in favor of MERS as nominee for xx, xx d/b/a xx.

xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx xx d/b/a xx” instead of “xx.”

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

xx prior year delinquent taxes have been found in the updated title report.	xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.

xx evidences are available in the latest XX months servicing comments regarding foreclosure proceedings and xx filings.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	Note	xx: xx of xx: xx: 190 |---| |----| xx: n/a xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx DTI xx: 32.151%   xx: 32.150%   xx: 0.001%   xx %: 0.00100%   xx: n/a   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx/xx/2005   xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: n/an/a   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: 360   xx:    xx %:    xx: n/a   xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx: n/a   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx/xx/2005   xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: xx: 646   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2052 xx: xx/xx/2035 xx: 6179 (xx) xx %: xx: stated maturity date is xx/xx/2052 xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note agreement is missing from the loan file."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59593042	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,338.73	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$556.39	6.000%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	08/25/2017	$81,070.92	Not Applicable	2.000%	$338.43	10/01/2017	Financial Hardship	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “PHH xx" in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment is xxomplete as the current assignment of mortgage is with "xx xx" instead of "xx or xx".
xx is one junior xx originated on xx/xx/XXXX with “xx” in the amount $XX,XXX.XX which was recorded on xx/xx/XXXX.	xx:xx is in bankruptcy and borrower is X months delinquent with the payment.
xx to the PACER, the debtor has filed bankruptcy under chapter XX with the case# xx on xx/xx/XXXX.
xx POC deadline was scheduled on xx/xx/XXXX. xx creditor has filed POC with the secured claim amount of $XX,XXX.XX and arrears of $X,XXX.XX on xx/xx/XXXX which is before the deadline. xx POC with the secured claim amount of $XX,XXX.XX and arrears of $X.XX on xx/xx/XXXX which is after the deadline.
xx was confirmed on xx/xx/XXXX. xx to the confirmed plan, the debtor will pay $XXX.XX per month for XX months to the trustee.
xx case is active.

xx foreclosure action has been found in the loan file.
xx damage or repairs has been found on the subject property.

xx:xx:xx to the PACER, the debtor has filed bankruptcy under chapter XX with the case# xx on xx/xx/XXXX.
xx POC deadline was scheduled on xx/xx/XXXX. xx creditor has filed POC with the secured claim amount of $XX,XXX.XX and arrears of $X,XXX.XX on xx/xx/XXXX which is before the deadline. xx POC with the secured claim amount of $XX,XXX.XX and arrears of $X.XX on xx/xx/XXXX which is after the deadline.
xx was confirmed on xx/xx/XXXX. xx to the confirmed plan, the debtor will pay $XXX.XX per month for XX months to the trustee.
xx case is active.	xx modification agreement was made on xx/xx/XXXX. xx modification interest rate is X.XXX% and borrower has promised to pay P&I in the amount $XXX.XX began on xx/xx/XXXX. xx new principal balance is $XX which is also an interest bearing amount. xx interest rate will be changed in X steps. xx last modified payment will be due on xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 185 xx: 188 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -7 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx 5 xx: xx: 0.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2043 xx: xx/xx/2035 xx: 2830 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "An Appraisal report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62301316	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,641.30	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,013.86	7.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/19/2019	$126,959.56	$15,599.56	4.250%	$482.88	08/01/2019	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on first lien position. xx is one IRS/xx lien found on the subject property in the amount of $XX,XXX.XX this was recorded on xx/xx/XXXX. xx is one civil judgment on the subject property in the amount of $X,XXX.XX this was recorded xx/xx/XXXX.	xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX.	xx:xx the loan is in collection.
xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX.
xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.
xx per PACER, the debtor had filed bankruptcy under chapter-X with the case#xx on xx/xx/XXXX. xx the xx is not in active status since it was discharged on xx/xx/XXXX and was fully terminated on xx/xx/XXXX.
xx comments have been found regarding foreclosure.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx per PACER, the debtor had filed bankruptcy under chapter-X with the case#xx on xx/xx/XXXX. xx the xx is not in active status since it was discharged on xx/xx/XXXX and was fully terminated on xx/xx/XXXX.	xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	xx: xx of xx: 186 xx: 189 |---| -3 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 39.300%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 102110121111030010MMMMMM   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: MMMMMM010030111121011201   xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 654   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2035 xx: xx (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6736331	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,272.98	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$415.10	7.375%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	03/01/2019	$47,026.15	Not Applicable	7.375%	$305.13	03/01/2019	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for xx, xx with instrument # is XXXX-xx.

xx chain of assignment has been completed. xx last assignment is with xx xx.

xx liens and judgments:
xx to updated title report dated xx/xx/XXXX there are X special tax liens are:

xx are X special tax liens which were recorded on xx/xx/XXXX and xx/xx/XXXX in the amount of $XXX.XX and $XXX.XX in favor of xx of xx with instrument # is XXXX-xx and XXXX-xx respectively.

xx is another one special tax lien which was dated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XXXX.XX in favor of xx of xx with instrument # is XXXX-xx.

xx county taxes of XXXX/XXXX have been paid in Xst installment in the amount of $XXXX.XX.
xx county taxes of XXXX/XXXX have been due in Xnd installment in the amount of $XXXX.XX.
xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is currently in collections. xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX

xx per servicing comment dated xx/xx/XXXX the reason for default is her mother had passed away. xx subject property has been occupied by owner. xx borrower's intention is to keep the property.

xx loan was modified on xx/xx/XXXX between the borrowers xx P xx and lender is xx LLC. xx new modified principal balance as per modification is in the amount of $XX xx is no any deferred principal balance. xx interest-bearing amount is $XX,XXX.XX with an interest rate of X.XXXX% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.
xx:xx:xx	xx loan was modified on xx/xx/XXXX between the borrowers xx P xx and lender is xx LLC. xx new modified principal balance as per modification is in the amount of $XX xx is no any deferred principal balance. xx interest-bearing amount is $XX,XXX.XX with an interest rate of X.XXXX% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.	Missing Required State Disclosures Origination Appraisal	xx: xx of xx: 187 xx: 189 |---| -2 |----| -1.05820% xx: age of loan is 187. xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is no any deferred balance.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx loan is conventional, fixed loan.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: the loan is not a negam.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx the xx is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per xx the xx reversed is xx.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2035 xx: xx (xx) xx %: xx: xx mod reflects the stated maturity date is xx/xx/2059. xx: xx:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the CA state. The following state disclosures are missing from the loan file:
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer Recommendation Disclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
																																																																																								13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4366162	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$192.48	12/13/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$227.24	7.500%	360	xx	xx	Conventional	Fixed	Purchase	97.598%	97.598%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/20/2013	$34,470.21	$0.00	7.500%	$226.84	08/01/2013	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX with MERS as nominee for xx of xx with xx/xx#XX/xx.

xx chain of assignment has been completed; currently the assignment is with xx xx.

xx active judgments or liens have been found against the borrower.

xx taxes of XXXX are due on xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for XX month. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx per the comment history, the loan is in xx-xx.
xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for XX month. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX
xx per the comments dated xx/xx/XXXX, the borrower filed bankruptcy on xx/xx/XXXX under chapter XX with case#xx.
xx per the comments dated xx/xx/XXXX, the reason for default is curtailment of income.
xx evidence has been found regarding damage or repairs in the latest servicing comments

xx:xx:xx to the PACER, the borrower xx P. xx had filed bankruptcy under xx-XX with the xx#xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the claim amount of $XX,XXX.XX and the arrearage amount is $X.XX. xx XX plan was confirmed on xx/xx/XXXX. xx debtor shall pay to the trustee the sum of $XXX.XX for XX months under xx XX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XX,XXX.XX and the value of the collateral is $XX,XXX.XX. xx, the unsecured portion is $X.XX.	xx loan modification agreement was made between borrower and servicer on xx/xx/XXXX with the new modified unpaid principal balance $XX,XXX.XX. xx interest bearing amount was $XX,XXX.XX with step rate starting interest rate was X.XXX% and the modified P&I was $XXX.XXbeginning on xx/xx/XXXX. xx step rate was in X steps ending at rate X.XXX% and P&I will be $XXX.XX applicable from xx/xx/XXXX to maturity date xx/xx/XXXX. xx are no deferred balance and principal forgiven amount.	xx: xx of xx: 185 xx: 188 |---| -3 |----| -1.xx% xx: xx per the payment history, the age of loan is 185. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 49.340%   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx per the xx, the interest calculation type is 360/360.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per modification agreement, the loan amortization type is xx. xx, the tape data reflects fixed type.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx is conventional fixed rated loan.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per the payment history, the string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per the payment history, the string reversed is xx.   xx: xx:
xx: xx: xx: 704   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2053 xx: xx/xx/2035 xx: 6605 (xx) xx %: xx: xx per the loan modification, the maturity date is xx/xx/2053. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53518334	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,008.70	01/24/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$985.61	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	682	Not Applicable	22.068%	First	Final policy	Not Applicable	Not Applicable	02/09/2015	$145,966.37	Not Applicable	4.375%	$644.53	03/01/2015	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with “lender” xx. and was recorded on xx/xx/XXXX. xx chain of assignment is complete. xx assignment from xx xx f/k/a xx xx xx to xx. xx annual county tax was paid on xx/xx/XXXX with amount of $X,XXX.XX.	xx of the payment history provide for the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is currently performing. xx last payment received was in the amount of $X,XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX and current interest rate as per pay history is X.XXX%.	xx:xx servicing comment dated on xx/xx/XXXX to xx/xx/XXXX. xx current legal status is performing.xx comment dated on xx/xx/XXXX shows borrower facing financia;l issue. RFD was curtailmemt of income, xx comment dated on xx/xx/XXXX shows that death of borrowers family members death.
xx of the payment history provide for the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is currently performing. xx last payment received was in the amount of $X,XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX and current interest rate rate as per pay history is X.XXX%.
xx modification agreement was made between xx L xx and lender xx LLC on xx/xx/XXXX.  xx new modified rate is X.XXX% and borrower promises to pay P&I in the amount of $XXX.XX beginning of xx/xx/XXXX. xx new principal balance is $XX. xx maturity date is xx/xx/XXXX. xx are no steps in the modification.
xx BK found against the borrower.
xx damages and repairs have been found on subject property.
xx information regarding xx-XX.
xx:xx servicing comment dated on xx/xx/XXXX to xx/xx/XXXX. xx comment dated on xx/xx/XXXX shows borrower facing financia;l issue. RFD was curtailmemt of income, xx comment dated on xx/xx/XXXX shows that death of borrowers family members death.
xx:xx	xx modification agreement was made between xx L xx and lender xx LLC on xx/xx/XXXX. xx new modified rate is X.XXX% and borrower promises to pay P&I in the amount of $XXX.XX beginning of xx/xx/XXXX. xx new principal balance is $XX. xx maturity date is xx/xx/XXXX. xx are no steps in the modification.	Missing Required State Disclosures	xx: xx of xx: 185 xx: 187 |---| -2 |----| -1.06951% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: 22.068%   xx: 22.150%   xx: -0.082%   xx %: -0.08200%   xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2035 xx: 7155 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Required State Disclosures (Lvl 2) "The property is located at Delaware state. There are no state disclosures are required for this state."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16942368	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$993.74	12/19/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$615.20	5.875%	360	xx	xx	Conventional	Fixed	Not Applicable	43.882%	43.882%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx’s xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed, currently the assignment is with xx, xx.
xx are X state tax liens, X IRS liens and X hospital judgments against the borrower.
xx IRS liens are in the favor of xx of xx for the total amount of $xx recorded on different dates.
xx state tax liens are in the favor of xx of xx for the total amount of $XXXX.XX recorded on different dates.
xx lien was recorded on xx/xx/XXXX for the amount of $XXXX.XX in the favor of xx.
xx taxes for the year XXXX-XX are paid in the amount of $XX,XXX.XX. xx prior year tax delinquency has been found.
xx	xx:xx current status of the loan is in collection. xx to the payment history as of dated xx/xx/XXXX the borrower had been delinquent for X month and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in the amount of $XX
xx comments have been found regarding the foreclosure and bankruptcy.
xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair.
xx per the servicing comment dated xx/xx/XXXX the borrower's income has been impacted due to COVID-19.

xx:xx:xx	xx	xx: xx of xx: 183 xx: 186 |---| -3 |----| -1.xx% xx: xx discrepancy xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx DTI xx: xx: 57.550%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
																																																																																				xx: xx: xx: 674 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6818951	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,298.98	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,757.95	5.875%	180	xx	xx	Conventional	Fixed	Refinance	85.714%	85.714%	Unavailable	Yes	xx	xx	12.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2017	$177,220.18	Not Applicable	4.250%	$768.46	06/01/2017	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as nominee for xx, and it was recorded on xx/xx/XXXX.

xx chain of assignment is xxomplete. xx loan is currently the assignment with xx, xx, on xx/xx/XXXX. xx should be with FEMA.

xx active judgments or liens found

xx half county taxes of XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX.
xx half county taxes of XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX.

xx any prior year taxes are delinquent as per updated title report.
xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X month and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received xx/xx/XXXX in the amount of $X,XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX.	xx:xx review of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/XXXX. xx debtors "xx and xx" had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX and the case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX. xx reaffirmation agreement was not filed.

xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X month and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received xx/xx/XXXX in the amount of $X,XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX.

xx per servicing comment dated xx/xx/XXXX, the borrower has been facing the income problem due to impacted by COVID XX. xx forbearance plan has been sent, which is started from xx/xx/XXXX to xx/xx/XXXX. xx further details have been found regarding COVID XX.

xx per review of BPO dated xx/xx/XXXX, the subject property is in good condition and is owner occupied. xx regarding the damage and repair is not available in the latest servicing comments.

																																																																																	xx:xx:xx to the PACER, the debtors "xx and xx" had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX and the case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX. xx reaffirmation agreement was not filed.	xx agreement was made between borrower and lender on effective date of xx/xx/XXXX. xx borrower had given promise to pay the UPB of $XXX,XXX.XX with interest rate of X.XXX% with P&I of $XXX.XX with fixed amortized type and it was beginning from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.		xx: xx a xx ARM? xx: xx: xx |---| |----| xx: xx: xx: xx: xx: xx: 688 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23662333	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,564.77	12/19/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$615.20	5.875%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/26/2014	$104,822.30	Not Applicable	2.000%	$407.69	08/01/2014	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument# xx in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx F.A.

xx is one junior mortgage on the subject property in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX in favor of xx, xx. a xx.

xx active judgments or liens found.	xx	xx:xx loan is currently in the bankruptcy and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan was modified.
xx:xx:xx to the PACER, the borrower had filed the bankruptcy under chapter-XX with case #xx on xx/xx/XXXX. xx was confirmed on xx/xx/XXXX. MFR was filed on xx/xx/XXXX. POC was filed on xx/xx/XXXX and POC amount $XX,XXX.XX. xx was approved amount of arrearage $X,XXX.XX. xx's employer shall pay to the trustee the sum of $XXX.XX monthly for XX months.	xx loan modification agreement was made between the borrower xx J. xx and current servicer and agent xx LLC. on xx/xx/XXXX with a new principal balance is $XX to the step modification and the rate was starting from X.XXX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX%.	xx: xx of xx: 183 xx: 187 |---| -4 |----| -2.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 30.000%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx/xx/2014   xx: xx/xx/2014   xx: 25 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2005   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 714   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2042   xx: xx/xx/2035   xx: 2557 (xx)   xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74939284	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,124.36	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,091.28	5.750%	360	xx	xx	Conventional	Fixed	Refinance	79.574%	79.574%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2018	$157,366.89	$9,366.89	4.000%	$618.55	04/01/2018	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX with the instrument #XXXX-xx in the amount of $XXX,XXX.XX with xx.
xx chain of assignment has been completed. xx, the mortgage is with xx xx which was recorded on xx/xx/XXXX.
xx active liens and judgments against the borrower/property.
xx annual tax for the year XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X months. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX excluding the deferred balance of $X,XXX.XX.	xx:xx loan is currently in collections. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X months. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX excluding the deferred balance of $X,XXX.XX.
xx per the comment dated xx/xx/XXXX, the reason for default is reduced income.
xx latest servicing comment or BPO report has been found to determine the current occupancy and condition of the subject property. xx damage or repairs have been found.

xx:xx:xx to the PACER, the borrower had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XXX,XXX.XX and the arrearage amount is $X,XXX.XX. xx chapter XX plan was confirmed on xx/xx/XXXX. xx schedule D of xx does not show any unsecured amount. xx is no comment indicating a cramdown. xx case was discharged on xx/xx/XXXX and was terminated on xx/xx/XXXX.	xx loan modification agreement was made on xx/xx/XXXX with the new principal balance is in the amount of $XX and the borrower promise to pay the new P&I $XXX.XX with the interest rate of X.XX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx interest bearing amount is $XXX,XXX.XX and deferred balance is $X,XXX.XX. xx the loan was modified in the year of XXXX.	xx: xx of xx: 182 xx: 186 |---| -4 |----| -2.xx% xx: xx of loan is 182 months. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2011.   xx: xx:
xx: xx DTI xx: xx: 49.130%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx paid through date is xx/xx/2020.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 667   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2035 xx: 8248 (xx) xx %: xx: xx maturity date is xx/xx/2058. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54721723	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,453.12	01/03/2025	XX	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$808.09	7.375%	360	xx	xx	Conventional	Fixed	Refinance	79.863%	79.863%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.375%	$428.31	09/01/2019	Unavailable	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx with instrument # is xx.

xx chain of assignment has been completed. xx last assignment is with from xx xx.

xx liens and judgments:
xx is one state tax lien which was recorded on xx/xx/XXXX in the amount of $XXX.XX in favor of xx of xx.

xx annual county taxes of XXXX of Xst installment have been paid in the amount of $XXXX.XX.

xx annual county taxes of XXXX of Xnd installment have been paid in the amount of $XXXX.XX.
xx	xx:xx loan is currently in collection. xx to the PACER, the borrower xx had filed for bankruptcy under xx-XX with the case# xx on xx/xx/XXXX. xx POC was not filed.xx is no comment indicating a cram-down. xx is no any reaffirmation agreement was filed. xx schedule D of voluntary petition does not contain any unsecured portion.

xx per servicing comment dated xx/xx/XXXX the reason for default is the borrower is affected by COVID-19.

xx per servicing comment dated xx/xx/XXXX the borrower is affected by COVID-19.xx short term forbearance was approved and forbearance plan was began on xx/xx/XXXX to xx/xx/XXXX. xx forbearance plan was extended. xx no further details have been found.

xx per note the interest rate is X.XXX% and P&I is $XXX.XX and as per modification tape data the modification was done in xx/xx/XXXX with mod starts on xx/xx/XXXX and mod stated maturity date is xx/xx/XXXX.xx per payment history the interest rate is X.XXX% and P&I is $XXX.XX. xx the modification document is missing from the loan file.
xx:xx per updated title report the foreclosure was initiated. xx file referal is unable to determine. xx foreclosure complaint was filed on xx/xx/XXXX.
xx:xx to the PACER, the borrower xx had filed for bankruptcy under xx-XX with the case# xx on
xx/xx/XXXX. xx POC was not filed.xx is no comment indicating a cram-down. xx is  no any reaffirmation agreement was filed.
xx schedule dD of voluntary petition does not contain any unsecured portion.	xx per note the interest rate is X.XXX% and P&I is $XXX.XX and as per modification tape data the modification was done in xx/xx/XXXX with mod starts on xx/xx/XXXX and mod stated maturity date is xx/xx/XXXX.xx per payment history the interest rate is X.XXX% and P&I is $XXX.XX. xx the modification document is missing from the loan file.	Missing Required State Disclosures Origination Appraisal	xx: xx of xx: 182 xx: 185 |---| -3 |----| -1.xx% xx: xx of loan is 182. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 46.529%   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $1823.73   xx:    xx %:    xx: xx is no any deferred balance.   xx: xx:
xx: xx of xx: xx: xx/xx/2019   xx:    xx %:    xx: xx mod is missing.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is not a xx loan.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx the xx is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per xx the xx reversed is xx.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx: xx: 589   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2035 xx: xx (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the IL state. The following state disclosures are missing from the loan file:
IL Collateral Protection Insurance Notice
																																																																																								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85856612	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,809.98	11/22/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,472.18	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2019	$179,048.89	Not Applicable	6.875%	$1,096.45	03/01/2019	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.
X) xx is a civil judgment open against the borrower in the favor of xx, III in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
X) xx is a civil judgment open against the borrower in the favor of xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
X) xx is a civil judgment open against the borrower in the favor of xx. in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month.	xx:xx is in collections.
xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month.

xx per comment dated xx/xx/XXXX, the reason for default is due to xx-XX pandemic. xx further details have been found.

xx borrower had filed bankruptcy under chapter XX on xx/xx/XXXX with the case#xx. xx per trustee final report dated xx/xx/XXXX, the subject creditor claim principal was paid in the amount of $XXX,XXX.XX. xx case was discharged on xx/xx/XXXX.
xx:xx:xx	xx was modified on xx/xx/XXXX with UPB $XXX,XXX.XX.	xx: xx of xx: 183 xx: 186 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2010   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 42.170%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 612   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2035 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64531892	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,596.76	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$709.48	6.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/06/2013	$108,290.28	$14,795.28	4.250%	$405.41	09/01/2013	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX with the instrument #xx and book/page #xx/XXX in the amount of $XXX,XXX.XX with xx X xx.
xx chain of assignment has been completed. xx, the mortgage is with xx xx which was recorded on xx/xx/XXXX.
xx active liens and judgments against the borrower/property.
xx annual tax for the year XXXX has been paid in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for XX days. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XXexcluding the deferred balance of $XX,XXX.XX.	xx:xx loan is currently in collections. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for XX days. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XXexcluding the deferred balance of $XX,XXX.XX.
xx per the comment dated xx/xx/XXXX, the reason for default is curtailment of income.
xx latest servicing comment or BPO report has been found to determine the current occupancy and condition of the subject property. xx damage or repairs have been found.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX the new principal balance is in the amount of $XX and the borrower promise to pay the new P&I $XXX.XX with the interest rate of X.XX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx interest bearing amount is $XX,XXX.XX and deferred balance is $XX,XXX.XX.	xx: xx of xx: 182 xx: 185 |---| -3 |----| -1.xx% xx: xx of loan is 182 months. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 39.950%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx paid through date is xx/xx/2020.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 595   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2053 xx: xx/xx/2035 xx: 6544 (xx) xx %: xx: xx maturity date is xx/xx/2053. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32117417	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,758.78	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$542.24	6.000%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $ XX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx.
xx chain of assignment has not been completed. xx the assignment is with xx xx D/B/A xx which was recorded on xx/xx/XXXX. xx should be with “xx xx”.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx prior year’s delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower has been delinquent for more than thirty days and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX	xx:xx collection comment as of xx/xx/XXXX shows that the loan is in collection. xx per the review of the payment history as of xx/xx/XXXX, the borrower has been delinquent for more than thirty days and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX

xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx collection comment dated xx/xx/XXXX, states that the borrower’s income has been impacted by covidXX and the borrower states that the reason for default is curtailment of income. xx to the collection comment dated xx/xx/XXXX, the X month’s forbearance plan was offered to the borrower and the plan started from xx/xx/XXXX to xx/xx/XXXX.

 xx per the collection comment dated xx/xx/XXXX, the subject property is owner occupied. xx are no comments found related to the subject property condition.

xx:xx:xx	xx	xx: xx of xx: 182 xx: 185 |---| -3 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2005   xx: xx/xx/2005   xx: 12 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2005   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx: xx: 712 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15106185	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$576.56	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,024.63	5.875%	180	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	06/01/2019	$27,429.27	Not Applicable	5.875%	$148.54	05/01/2019	Financial Hardship	xx title report as of xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as nominee for xx, xx.
xx title report as of xx/xx/XXXX shows, there is xx tax lien in the favor of xx of xx, recorded on xx/xx/XXXX in the amount of $XXXX.XX.
xx is a  hospital lien in the favor of xx of xx in the amount of $XXXX.XX recorded on xx/xx/XXXX.
XXXX combined annual tax has in the amount of $XXX.XX recorded on xx/xx/XXXX.
xx to the payment history as of xx/xx/XXXX the last payment received date was unavailable payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXX.XX and PITI is in the amount of $XXX.XX. xx UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is in collections.
xx to the collection comment xx for default is unavailable.
xx to the payment history as of xx/xx/XXXX the last payment received date was unavailable payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of  $XXX.XX and PITI is in the amount of  $XXX.XX. xx UPB reflected as per the payment history is in the amount of $XX
xx is owner occupied and in good condition. xx information has been found related damage or repairs.

xx:xx:xx	xx modification agreement was made between xx and xx of xx, N.A.,on xx/xx/XXXX. xx per the modified term, the new principal balance XX,XXX.XX. xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	xx: xx of xx: 181 xx: 184 |---| -3 |----| -1.xx% xx: xx of xx is 181. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: xx NA.   xx: xx:
xx: xx DTI xx: xx: 21.360%   xx:    xx %:    xx: xx DTI xx is NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx amout of NA.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: does lender G/L xx MI is NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx date is NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx is NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: PH string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: PH string reversed is xx.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx NA.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx NA.   xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2020 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2059. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59920393	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$13,118.81	12/02/2024	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,214.43	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	73.398%	73.398%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	659	705	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2013	$397,940.38	Not Applicable	4.625%	$1,821.09	12/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of xx xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx xx.

xx junior or senior judgments/liens/mortgages:

X. xx is an active junior xx available in the updated title report against xx A xx in the amount of $X,XXX.XX in favor of "xx." and it was recorded on xx/xx/XXXX.

xx	xx:xx per the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +X months. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is the amount of $X,XXX.XX and PITI is in the amount of $XXx UPB reflected as per the updated payment history is in the amount of $XX.
xx loan has been modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $X,XXX.XX with the new fixed interest rate of X.XXXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.
xx per the comment  the subject property has been occupied by the owner.
xx per collection comment dated xx/xx/XXXX shows that the reason for default is xx with the xx.xx latest BPO is not available .xx servicing comments do not reflect any damage.

xx:xx per the collection comment dated xx/xx/XXXX shows that the foreclosure referral step X completed and as per the collection comment dated xx/xx/XXXX shows that the foreclosure has been closed due to loss mitigation.xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx:xx to the PACER the borrower xx and xx had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX.xx case was terminated on xx/xx/XXXX. xx is no evidences are found regarding reaffirmation agreement.	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $X,XXX.XX with the new fixed interest rate of X.XXXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	xx: xx of xx: 181 xx: 184 |---| -3 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2005   xx: xx/xx/2005   xx: 140 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx #2 xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 61.900%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx: xx/xx/2053 xx: xx/xx/2035 xx: 6606 (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45857522	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,335.58	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,555.50	6.375%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/22/2017	$251,209.39	Not Applicable	3.875%	$1,030.46	07/01/2017	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with xx, xx on xx/xx/XXXX. xx chain of assignment is completed.

xx is on second lien position. xx there is one senior mortgage on the subject property in the amount of $XXX,XXX.XX in favor of  xx which was recorded on xx/xx/XXXX.

xx there is one junior mortgage on the subject property in the amount of $XX,XXX.XX in favor of xx., and xx which was recorded on xx/xx/XXXX.

XXXX xx annual taxes are due in the amount of $X,XXX.XX and xx prior years delinquent taxes have been found pending.
xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx current UPB is in the amount of $XX.	xx:xx loan is in collection. xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx current UPB is in the amount of $XX.
xx loan modification agreement was made between (xx) and (xx) on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX and xx amount of $XXX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $X,XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.
xx evidences have been found in last XX months and xx file regarding foreclosure proceedings.
xx had filed bankruptcy under chapter-X with the case#xx on xx/xx/XXXX and bankruptcy was discharged on xx/xx/XXXX and was terminated on xx/xx/XXXX.
xx to latest servicing comments borrower income is impacted by COVID-19 and plan has started on xx/xx/XXXX.

xx:xx:xx had filed bankruptcy under chapter-X with the case#xx on xx/xx/XXXX and bankruptcy was discharged on xx/xx/XXXX and was terminated on xx/xx/XXXX.	xx loan modification agreement was made between (xx) and (xx) on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX and xx amount of $XXX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $X,XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	xx: xx of xx: 180 xx: 183 |---| -3 |----| -1.xx% xx: xx of loan is 180 xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: xx date is not applicable.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx is yes   xx: xx:
xx: xx DTI xx: xx: 38.350%   xx:    xx %:    xx: xx DTI ratio percent is not applicable.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balance amount is not applicable.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx lender G/L require MI is not applicable.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx paid through date is not applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history stringreversed is xx: xx:
xx: xx: xx xx:    xx %:    xx: xx address street is xx xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx of refinance per application is not applicable.   xx: xx:
xx: xx: xx: 758   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2035 xx: 7883 (xx) xx %: xx: xx maturity date is xx/xx/2057 xx: xx:	2: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl 2) "Unable to confirm operative index value"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20665310	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$5,486.47	12/23/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,905.69	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	86.143%	86.143%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx’s xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on second lien position. xx is one HOA lien found on the subject property in the amount of $X,XXX.XX this was recorded on xx/xx/XXXX. xx is one federal tax lien found on the subject property in the amount of $XX,XXX.XX this was recorded on xx/xx/XXXX.	xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X months and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX.	xx:xx the loan is in bankruptcy.
xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X months and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX.
xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX. xx the xx is in active status.
xx comments have been found regarding foreclosure.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX. xx the xx is in active status.	xx is missing from loan file as this is a fixed rate conventional mortgage with P&I of $X,XXX.XX along with interest rate of X.XX% till the maturity date of xx/xx/XXXX.
 xx current P&I as per the latest payment history as of xx/xx/XXXX is $X,XXX.XX and rate of interest is X.XX%, however, there is a reduction in rate of interest with respect to xx data which seems that there may be a possibility of  modification.
xx tape data indicates the latest modification was made on xx/xx/XXXX with the maturity date of xx/xx/XXXX. xx evidence has been found regarding the modification in latest collection comments.
xx: xx of xx: 179 xx: 183 |---| -4 |----| -2.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 38.963%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx/xx/2013   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: PMI   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx: xx: 640 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44206692	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$4,647.22	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$937.42	5.875%	360	xx	xx	Conventional	Fixed	Not Applicable	78.065%	78.065%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with KH xx, L.P which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on second lien position. xx is one HOA lien found on the subject property in the amount of $X,XXX.XX this was recorded on xx/xx/XXXX.	xx per payment history dated xx/xx/XXXX, the borrower is performing with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx the loan is in collection.
xx per payment history dated xx/xx/XXXX, the borrower is performing with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX.
xx bankruptcy has been filed.
xx comments have been found regarding foreclosure.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx	xx is missing from loan file as this is a fixed rate conventional mortgage with P&I of $XXX.XX along with interest rate of X.XXX% till the maturity date of xx/xx/XXXX.
 xx current P&I as per the latest payment history as of xx/xx/XXXX is $XXX.XX and rate of interest is X.XXX%, however, there is a reduction in rate of interest with respect to xx data which seems that there may be a possibility of  modification.
xx tape data indicates the latest modification was made on xx/xx/XXXX with the maturity date of xx/xx/XXXX. xx evidence has been found regarding the modification in latest collection comments.
xx: xx of xx: 182 xx: 184 |---| -2 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 46.250%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx/xx/2017   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 640   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx/xx/2057   xx: xx/xx/2035   xx: 7975 (xx)   xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13942847	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,891.90	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$442.45	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	67.633%	67.633%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	569	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX with xx and was recorded on xx/xx/XXXX with xx in the amount of $ XX,XXX.XX.

xx of the assignment is complete.

xx is one junior mortgage found against the borrower/xx property which was recorded on xx/xx/XXXX in the favor of xx of xx in the amount of XX,XXX.XX.

xx active judgments or liens found.

xx combined annual taxes of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior delinquency taxes are found.

xx to the review of payment history as of xx/xx/XXXX, the borrower is delinquent for X months. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected in the amount of $XX	xx:xx current status of the loan is collection.
xx to the review of payment history as of xx/xx/XXXX, the borrower is delinquent for X months. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected in the amount of $XX
xx reason for default is covid income stalled due to work
 xx per collection comment dated xx/xx/XXXX, the subject property is owner-occupied.

xx:xx:xx	xx is a conventional fixed rate mortgage with a P&I of $XXX.XX and interest rate of X.xx% with maturity date of xx/xx/XXXX. xx current P&I as per payment history is $XXX.XX and rate of interest is X.XXX %. xx per the tape data, the loan has been modified on xx/xx/XXXX and modified principal balance is unknown. xx comments have been found regarding the modification in collection comments.
xx, modification agreement is missing from the loan file
..	Origination Appraisal	xx: xx of xx: 179 xx: 183 |---| -4 |----| -2.xx% xx: 179. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 25.464%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: U/A   xx: xx:
xx: xx of xx: xx: xx/xx/2010   xx:    xx %:    xx: U/A   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: U/A   xx: xx:
xx: xx 1 xx: xx: xx/xx/2010   xx:    xx %:    xx: U/A   xx: xx:
xx: xx 1 P&I   xx: xx: $237.25   xx:    xx %:    xx: U/A   xx: xx:
xx: xx 1 xx: xx: 2.000%   xx:    xx %:    xx: U/A   xx: xx:
xx: xx 2 xx: xx: xx/xx/2015   xx:    xx %:    xx: U/A   xx: xx:
xx: xx 2 P&I   xx: xx: $267.88   xx:    xx %:    xx: U/A   xx: xx:
xx: xx 2 xx: xx: 3.000%   xx:    xx %:    xx:    xx: xx:
xx: xx 3 xx: xx: xx/xx/2016   xx:    xx %:    xx: N/A   xx: xx:
xx: xx 3 P&I   xx: xx: $299.58   xx:    xx %:    xx: U/A   xx: xx:
xx: xx 3 xx: xx: 4.000%   xx:    xx %:    xx: U/A   xx: xx:
xx: xx 4 xx: xx: xx/xx/2017   xx:    xx %:    xx: U/A   xx: xx:
xx: xx 4 P&I   xx: xx: $303.56   xx:    xx %:    xx: U/A   xx: xx:
xx: xx 4 xx: xx: 4.125%   xx:    xx %:    xx: U/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: U/A   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: 179.   xx: xx:
																																																																																				xx: xx: xx: xx/xx/2035 xx: xx %: xx: U/A xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77057587	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$2,240.94	10/01/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$717.27	7.375%	360	xx	xx	Conventional	Fixed	Refinance	77.500%	77.500%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	10/01/2018	$84,812.66	Not Applicable	7.375%	$550.31	11/01/2018	Financial Hardship	xx title report as of xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as nominee for xx and xx .
xx is a xx is in the favor of xx and xx in the amount of $XX,XXX.XX recorded on xx/xx/XXXX.
xx’s civil judgment in the favor of xx recorded on xx/xx/XXXX in the amount of$XXXX.XX.
xx Xst and Xnd tax of XXXX is due on xx/xx/XXXX and xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX the last payment received on xx/xx/XXXX payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXX.XX and PITI is in the amount of $XXX.XX. xx UPB reflected as per the payment history is in the amount of $XX,XXX	xx:xx loan is in collection.
xx to the collection comment xx for default is unavailable.
xx to the payment history as of xx/xx/XXXX the last payment received on xx/xx/XXXX payment applied date was xx/xx/XXXX  and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of  $XXX.XX and PITI is in the amount of  $XXX.XX. xx UPB reflected as per the payment history is in the amount of $XX property is owner occupied and in good condition. xx information has been found related damage or repairs.

xx:xx:xx	xx modification agreement was made between xx and xx LLC .on xx/xx/XXXX. xx per the modified term, the new principal balance $XX,XXX.XX. xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 179 xx: 183 |---| -4 |----| -2.xx% xx: NA. xx: xx:
xx: xx DTI xx: xx: 51.540%   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA.   xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -2 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: PH stirng is xx.   xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2035 xx: 8370 (xx) xx %: xx: NA. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80216014	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$248.47	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$685.23	7.500%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2018	$81,477.74	Not Applicable	7.500%	$536.18	08/01/2018	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx dba xx for the amount of $xx.

xx active liens and judgments have been found against the borrower and subject property.
xx to latest payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx unpaid principal balance is reflected in the amount of $XX xx interest rate is X.XXX % and P&I of $XXX.XX.	xx:xx to latest payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx unpaid principal balance is reflected in the amount of $XX xx interest rate is X.XXX % and P&I of $XXX.XX.

xx per the servicing comment dated xx/xx/XXXX, reason for default is unemployment. xx information has been found regarding the forbearance plan.

xx was not filed.

xx information has been found regarding the foreclosure.

xx subject property has been occupied by the owner. xx damages or repairs have been found.

xx:xx:xx	xx per the modification agreement which was made on xx/xx/XXXX between the borrower and lender. xx per the modified terms, the new principal balance is $XXrower has promised to pay the in the amount of $XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX.	xx: xx of xx: 184 xx: 187 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2005   xx: xx/xx/2005   xx: 42 (xx)   xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 48.090%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000001   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 631   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2035 xx: 8401 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21340483	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$643.32	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$630.06	6.750%	180	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/09/2017	$57,748.98	$57,748.98	4.125%	$245.86	12/01/2017	Financial Hardship	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx xx and recorded on xx/xx/XXXX for the amount of $XX,XXX.XX.
xx chain of assignment has been completed, currently the assignment is with xx, xx.
xx junior mortgage originated on xx/xx/XXXX with lender MERS as nominee for xx xx and recorded on xx/xx/XXXX for the amount of $xx.
here are X state tax liens all are in the favor of xx of xx recorded on different dated for the total amount of $xx.
xx taxes for the year XXXX are paid in the amount of $XXX.XX. xx prior year tax delinquency has been found.
xx	xx:xx current status of the loan is in collection. xx to the payment history as of dated xx/xx/XXXX the borrower had been delinquent for X month and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in the amount of $XX
xx comments have been found regarding the foreclosure and bankruptcy.
xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair.
xx comments have been found regarding the borrower's income has been impacted due to COVID-19.

xx:xx:xx	xx modification agreement was made between the lender xx LLC and the borrower xx on xx/xx/XXXX, the new principal balance as per mod is $XX,XXX.XX.xx first payment was due on xx/xx/XXXX and the maturity date is xx/xx/XXXX. xx modified P&I is in the amount of $XXh an interest rate of X.XXX%.xx modification does not contain balloon payment.	xx: xx of xx: 178 xx: 181 |---| -3 |----| -1.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2014   xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 35.690%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: $xx: $0.00   xx: $xx %:    xx: NA   xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: 39 (xx)   xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 647   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2021 xx: xx (xx) xx %: xx: NA xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38508331	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,928.62	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,422.42	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	54.286%	54.286%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2011	$220,698.67	Not Applicable	6.375%	$1,422.42	08/01/2011	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx. xx with xx # XXXX-xx.
xx chain of assignment has been completed; currently the assignment is with xx D/B/A xx .
xx is a xx lien in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX and filed by xx, A xx with instrument number # xx .	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX xx P&I is in the amount of $XXd PITI is in the amount of $XXx UPB reflected as per the payment history tape data is in the amount of $XX	xx:xx per payment history borrower is current with the loan. xx per collection comment dated xx/xx/XXXX the reason for default of borrower is curtailment of income. xx evidence has been found regarding damage or repairs in the latest servicing comments xx comment has been found stating that borrowers income is impacted due to xx-XX.
xx:xx:xx debtor had filed bankruptcy under chapter-XX on xx/xx/XXXX with the case#xx and the plan was discharged on xx/xx/XXXX.	xx loan modification agreement was made between the borrower xx L. xx and servicer xx of xx, N.A. on xx/xx/XXXX with the new modified unpaid principal balance $XXX,XXX.XX. xx interest bearing amount was $XXX,XXX.XX with step rate starting interest rate was X.XX% and the modified P&I was $XXX.XX beginning on xx/xx/XXXX. xx step rate was in XX steps ending at rate X.XXX% and P&I will be $XXXX.XX applicable from xx/xx/XXXX to maturity date xx/xx/XXXX. xx is no deferred balance and there is no principal forgiven amount.	xx: xx of xx: 179 xx: 181 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2005   xx: xx/xx/2005   xx: 19 (xx)   xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 45.140%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 758   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2042 xx: xx/xx/2036 xx: 2435 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45773737	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,502.00	11/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,314.00	6.750%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2019	$189,762.43	Not Applicable	4.625%	$868.41	02/01/2019	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx's xx with instrument # is xx.

xx chain of assignment has been completed. xx last assignment is with xx xx D/B/A xx.

  xx to updated title report dated xx/xx/XXXX there is one junior mortgage to the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of xx with xx.

xx foreclosure was started in junior mortgage. xx file was refer to attorney is unable to determine. xx foreclosure complaint was filed on xx/xx/XXXX.

xx liens and judgments:

xx is one (xx (or xx)) which was recorded on xx/xx/XXXX in the amount of $xx in favor of xx, xx.

xx is another one (xx (or xx)) which was recorded on xx/xx/XXXX in the amount of $xx in favor of xx.

xx is one IRS lien which was recorded on xx/xx/XXXX in the amount of $xx in favor of xx. xx the borrower’s SSN # is matched. xx county taxes of XXXX of Xst installment have been due in the amount of $XXXX.XX. xx county taxes of XXXX of Xnd installment have been due in the amount of $XXXX.XX.	xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is currently in collections. xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx per servicing comment the reason for default is unemployment, excessive obligations. xx subject property has been occupied by owner. xx borrower's intention is to keep the property.

xx loan was modified on xx/xx/XXXX between the borrowers xx A xx and xx M xx and lender is xx's xx. xx new modified principal balance as per modification is in the amount of $XX. xx is no any deferred principal balance. xx interest-bearing amount is $XXX,XXX.XX with an interest rate of X.XXX% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.

xx:xx:xx	xx loan was modified on xx/xx/XXXX between the borrowers xx A xx and xx M xx and lender is xx's xx. xx new modified principal balance as per modification is in the amount of $XX. xx is no any deferred principal balance. xx interest-bearing amount is $XXX,XXX.XX with an interest rate of X.XXX% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.	Missing Required State Disclosures	xx: xx of xx: 178 xx: 181 |---| -3 |----| -1.xx% xx: xx of loan is 178. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx DTI xx: xx: 54.200%   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is no any deferred balance.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx lender does not require the MI.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx loan is conventional, fixed, purchase loan.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx the xx is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per xx the xx reversed is xx.   xx: xx:
xx: xx:  xx.   xx: xx:
xx: xx: xx: 666   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: xx HUD-1 is N/A.   xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2036 xx: 8401 (xx) xx %: xx: xx reflects the stated maturity date is xx/xx/2059. xx: xx:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in MN State. The following disclosures are missing from the loan file. 1. MN Notice of Right to Discontinue Escrow 2. Interest Rate or Discount Point Agreement 3. Conditional Qualification/Approval Disclosure 4. Insurance Disclosure"
																																																																																								* Operative index value is unable to confirm (Lvl 2) "As per note unable to determine the operative index value."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27813251	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$666.22	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$564.60	6.375%	360	xx	xx	Conventional	Fixed	Purchase	48.656%	48.656%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.375%	$422.31	07/01/2018	Financial Hardship	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in favor of xx and it was recorded on xx/xx/XXXX.
xx chain of assignment has been completed.
xx is a state tax lien open against the borrower in the favor of xx of xx in the amount of $XX.XX which was recorded on xx/xx/XXXX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month.	xx:xx is in collections. xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month. xx:xx:xx	xx per conventional interest only xx interest rate was X.XXX% and P&I was $XXX.XX. xx seller tape and payment history as of xx/xx/XXXX shows current P&I is $XXX.XX and interest rate is X.XXX%. xx tape shows loan was modified on xx/xx/XXXX. xx, the loan modification agreement is missing from the loan file.	xx: xx of xx: 178 xx: 181 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 17.340%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 593   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2036 xx: 8187 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3244672	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$972.79	12/12/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$592.12	7.000%	360	xx	xx	Conventional	Fixed	Refinance	50.857%	50.857%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on XX/XX/XXX with MERS as nominee for xx xx “lender” and was recorded on xx/xx/XXXX. xx chain of assignment is xxomplete.xx chain of assignment is not completed as the subject mortgage is currently assigned to “ xx xx ” instead of “ xx xx.” xx assignment from xx to xx xx recorded on xx/xx/XXXX. xx county property taxes for the year XXXX was paid on xx/xx/XXXX in the amount of $XXX.XX. xx prior years delinquent taxes found. xx following liens and junior mortgage are active on the title:

X-xx is an active  senior state tax lien or warrant  available in the updated title report against  G D. xx: xx E xx  in the amount of $X.XX  in favor of " xx of NC xx of xx " and it was recorded on  xx/xx/XXXX.

X-xx is an active junior xx available in the updated title report in the amount of $ XX,XXX in favor of xx and it was recorded on xx/xx/XXXX.	xx of the payment history provided for the period xx/xx/XXXX till xx/xx/XXXX shows borrower is more than XXX plus days delinquent. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX and current interest rate as per pay history is X.XX%.
xx:xx servicing comments from xx/xx/XXXX till xx/xx/XXXX states that payments are XXX plus days delinquent. xx ability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. xx borrower wants to keep the property.

xx last payment received  was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX and current interest   rate as per pay history is X.XX%.

xx bankruptcy filed by borrower.
xx details regarding foreclosure proceeding found in the loan file or collection comments.
xx damage found on the subject property.

xx:xx:xx	xx	xx: xx of xx: 179 xx: 181 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: 219 xx: 219 NANTUCKET CT   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 630 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57190479	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,534.13	12/05/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,280.63	6.625%	360	xx	xx	Conventional	Fixed	Refinance	40.404%	40.404%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx updated title report dated xx/xx/XXXX shows; the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx.xx recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of the assignment is completed.
xx annual combined taxes of XXXX have been paid in the amount $XXXX.XX. xx delinquent taxes have been found for the prior year.
xx:xx evidence has been found regarding the active bankruptcy in the latest servicing comments.xx, no damage and repairs have been found in the latest servicing comments. xx was initiated as per collection comment.
xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 178 xx: 181 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 64.060%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2019   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 585   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2036 xx: xx (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43739025	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,030.39	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$822.60	6.625%	240	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2019	$57,556.69	Not Applicable	6.625%	$342.11	08/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with MERS as nominee for xx xx a xx “lender” and was recorded on xx/xx/XXXX. xx chain of assignment is xxomplete. xx prior years delinquent taxes found.xx liens and judgments are active :
X)xx/xx lien in the amount of $xx having plaintiff as xx (MCP) and recorded on xx/xx/XXXX.
X)xx/xx lien in the amount of $xx having plaintiff as xx (MCP) and recorded on xx/xx/XXXX.
X)xx/xx lien in the amount of $XXXX.XX having plaintiff as xx and recorded xx/xx/XXXX.
X)xx/xx lien in the amount of $XXX.XX having plaintiff as xx xx and recorded xx/xx/XXXX.
X)xx/xx lien in the amount of $XXXX.XX having plaintiff xx /xx and recorded xx/xx/XXXX.
X)xx/xx lien in the amount of $X.XX having plaintiff xx xx and recorded xx/xx/XXXX..
xx:xx servicing comments from xx/xx/XXXX till xx/xx/XXXX states the loan isperforming. xx ability seems fair as struggling to make payments but it could get to better if an affordable restructure plan put in place. xx borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. xx contact is established.

xx:xx:xx	xx modification agreement was made between xx A xx and xx M xx and lender xx LLC on xx/xx/XXXX. xx new modified rate is X.XXX % and borrower promises to pay P&I in the amount of $XXX.XX beginning xx/xx/XXXX. xx new principal balance is $XXurity date is xx/xx/XXXX. xx will be changed in __ steps.
xx: xx of xx: 180 xx: 182 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 46.960%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 698   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059   xx: xx/xx/2025   xx: xx (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28167423	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/24/2025	XX	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,214.43	6.250%	360	xx	xx	Conventional	Fixed	Purchase	78.185%	78.185%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/25/2020	$351,452.06	$9,841.06	3.750%	$1,375.03	06/01/2020	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with the lender “MERS as xx for xx.,” for the amount of $XXX,XXX.XX and it was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed and currently the assignment is with xx xx D/B/A xx and it was recorded on xx/xx/XXXX.
xx subject mortgage is at first lien position.
xx active judgments or liens found.
xx is required.
xx	xx:xx loan is in collection.
xx foreclosure was initiated in this loan in XXXX and the lis pendens attached with updated title report shows that the complaint was filed with case#xx/XXXX on xx/xx/XXXX. xx foreclosure is in hold for loss mitigation and the loan was modified in XXXX. xx loan modification agreement was made between the borrower and lender on xx/xx/XXXX. xx new principal balance is in the amount of $XX and the lender has agreed to defer the principal balance in the amount of $xx hence the interest-bearing principal balance is $XX. xx borrower promises to pay $XXXX.XX at the rate of interest X.XXX%. xx payment had begun from xx/xx/XXXX that is to be ended with a maturity date of xx/xx/XXXX.
xx:xx foreclosure was initiated in this loan in XXXX and the lis pendens attached with updated title report shows that the complaint was filed with case#xx/XXXX on xx/xx/XXXX. xx foreclosure is in hold for loss mitigation and the loan was modified in XXXX.

xx:xx	xx loan modification agreement was made between the borrower and lender on xx/xx/XXXX. xx new principal balance is in the amount of $XX and the lender has agreed to defer the principal balance in the amount of $xx hence the interest-bearing principal balance is $XX. xx borrower promises to pay $XXXX.XX at the rate of interest X.XXX%. xx payment had begun from xx/xx/XXXX that is to be ended with a maturity date of xx/xx/XXXX.	xx: xx of xx: 179 xx: 181 |---| -2 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2005   xx: xx/xx/2005   xx: 48 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 29.090%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 675   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx: xx/xx/2060 xx: xx/xx/2036 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66389499	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$554.73	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$503.08	7.250%	240	xx	xx	Conventional	Fixed	Not Applicable	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2017	$41,037.26	Not Applicable	7.250%	$262.50	07/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX, with MERS as nominee for xx, xx. xx of xx, recorded with the xx/xx/xx# xx XXXX / XXX.

xx of assignment has been completed. xx last assignment is with xx xx
D/B/A xx.
xx	xx:xx current status is performing.
xx to the collection comment date xx/xx/XXXX, the RFD is xx of income.
 xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx borrower has been making payment as per xx modification agreement was made on xx/xx/XXXX.xx agreement made between the borrowers (xx and xx) and lender is (xx LLC.) xx new modified principal balance as per modification is in the amount of $XXwith interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per loan modification agreement is xx/xx/XXXX.	xx: xx of xx: 180 xx: 182 |---| -2 |----| -1.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: NA   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 23.320%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NANA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 603   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: NA   xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2025 xx: xx (xx) xx %: xx: xx: xx:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. As per the Appraisal report dated xx/xx/2005(XX.pg#1767), the subject property is Manufactured Housing. However, the Affidavit of Affixation is not available in the loan file. The Final title policy available in the loan file but no ALTA -7 endorsement attached. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title report does not reflect the VIN# or property type.""												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
631276	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$632.27	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$308.20	6.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/19/2015	$42,557.80	Not Applicable	6.375%	$245.38	12/01/2015	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with xx of xx “lender” and was recorded on xx/xx/XXXX. xx chain of assignment is complete. xx assignment from xx xx xx to xx recorded on xx/xx/XXXX. xx county property taxes for the year XXXX was paid on xx/xx/XXXX in the amount of $XXX.XX. xx prior years delinquent taxes found.xx active judgement and liens found.
xx of the payment history provided for the period xx/xx/XXXX till xx/xx/XXXX shows borrower is more than XXX plus days delinquent. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXand current interest rate as per pay history is X.XXX%.
xx:xx servicing comments from xx/xx/XXXX till xx/xx/XXXX states that payments are XXX plus days delinquent. xx ability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. xx borrower wants to keep the property.

 xx new modified rate is X.XXX % and borrower promises to pay  P&I in the amount of  $XXX.XX beginning  xx/xx/XXXX . xx new principal balance is $XX xx maturity date is  xx/xx/XXXX.

xx last payment received  was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXand current interest   rate as per pay history is  X.XXX%.

xx bankruptcy filed by borrower.
xx details regarding foreclosure proceeding.
xx damage found on the subject property.

xx:xx:xx	xx modification agreement was made between xx "xx" and lender xx LLC on xx/xx/XXXX .xx new modified rate is X.XXX % and borrower promises to pay P&I in the amount of $XXX.XX beginning xx/xx/XXXX . xx new principal balance is $XX xx maturity date is xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 179 xx: 181 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 36.360%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx:    xx: UGI   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 639   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2036 xx: 7244 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal at the origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42333796	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$866.03	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$422.95	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	65.263%	65.263%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2017	$45,551.12	Not Applicable	7.250%	$291.38	09/01/2017	Financial Hardship	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for E-xx, xx and recorded on xx/xx/XXXX for the amount of $XX,XXX.XX.
xx chain of assignment has been completed, currently the assignment is with xx xx.
xx is civil judgment recorded on xx/xx/XXXX for the amount of $XXXX.XX in the favor of xx, xx.
xx county and xx taxes for the year XXXX are paid in the amount of $XXX.XX. xx prior tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XX current UPB is reflected in payment history for the amount of $XX,XXX.XX.	xx:xx current status of the loan is performing.
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XX current UPB is reflected in payment history for the amount of $XX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx modification agreement was made between the lender xx LLC and the borrower xx on xx/xx/XXXX, the new principal balance as per mod is $XX,XXX.XX. xx first payment was due on xx/xx/XXXX and the maturity date is xx/xx/XXXX. xx modified P&I is in the amount of $XXh an interest rate of X.XXX%. xx modification does not contain balloon payment.	xx: xx of xx: 178 xx: 180 |---| -2 |----| -1.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: NA   xx: xx:
xx: xx #1 xx: xx: L   xx:    xx %:    xx: NA   xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx #2 xx: xx: T   xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 29.230%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 528   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2036 xx: 7852 (xx) xx %: xx: NA xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53303129	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$840.87	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2020	$100,394.65	Not Applicable	6.875%	$653.93	04/01/2020	Financial Hardship	xx title report shows one prior mortgage originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount of $XX,XXX.XX
xx are multiple judgment against borrower xx in the total amount of $XX,XXX.XX which were recorded after the subject mortgage.
xx taxes of XXXX are paid.	xx	xx:xx is in collection and borrower has been delinquent since xx/xx/XXXX payment.
RFD per comment dated xx/xx/XXXX is loss of work due to xx XX.
xx evidence of active foreclosure was found.
xx evidence of damage or repair was found.

xx:xx:xx	xx	xx: xx of xx: 177 xx: 180 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 38.820%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 650   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2060 xx: xx/xx/2036 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95436400	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,136.26	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$454.52	8.250%	360	xx	xx	Conventional	Fixed	Refinance	43.214%	43.214%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/26/2019	$52,169.54	Not Applicable	8.250%	$372.56	10/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with MERS as nominee for xx xx “lender” and was recorded on xx/xx/XXXX.xx chain of assignment is xxomplete. xx county property taxes for the year XXXX were paid on xx/xx/XXXX in the amount of $XXXX.XX. xx prior years delinquent taxes found.xx are no liens and judgments active on the title.	xx of the payment history provided for the period xx/xx/XXXX till xx/xx/XXXX shows borrower is X month delinquent. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX.xx next due date is xx/xx/XXXX.xx UPB reflects in the provided pay history is in the amount of $XXand current interest rate as per pay history is X.XXX%.	xx:xx servicing comments from xx/xx/XXXX till xx/xx/XXXX shows that the loan is delinquent. xx shows the willingness and ability of borrower to pay the payment is poor also its servicer rating did not meet the expectation previously the borrower was offered modification plan by servicer.
xx of the payment history provided for the period xx/xx/XXXX till xx/xx/XXXX shows borrower is X month delinquent.xx last payment received  was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX.xx next due date is xx/xx/XXXX.xx UPB reflects in the provided pay history is in the amount of $XXand current interest rate as per pay history is X.XXX%.
xx comment pertaining foreclosure found in the loan file.
xx bankruptcy found as per PACER.
xx comment pertaining damage to the subject property has been observed.
xx comment regarding curtailment of income found in the loan file.
xx:xx:xx	xx modification agreement was made between xx and xx and lender xx on xx/xx/XXXX.xx new modified rate is X.XXX% and borrower promises to pay P&I in the amount of $XXX.XX beginning xx/xx/XXXX.xx new principal balance is $XXxx maturity date is xx/xx/XXXX.	Missing Required State Disclosures	xx: xx of xx: 174 xx: 178 |---| -4 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 28.020%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 503   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2036 xx: xx (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "Subject property is in state of Illinois and require following disclosures however the disclosures are missing from the loan file.
IL Collateral Protection Insurance Notice
																																																																																								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39446427	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$746.35	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,498.88	Not Applicable	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	06/01/2018	$188,458.12	Not Applicable	4.125%	$802.35	07/01/2018	Financial Hardship	xx and xx in the amount of $XX,XXX.XX	xx:xx/xx/XXXX IVR authenticated caller - ANI xx h/o verified by name last four of ss# email address mail address phone number mmd h/o states account shoud be current h/o transferred to BK dept for furhter assistance
xx/xx/XXXX S:\xx MFR xx\xx-CA-xx/xx/XXXX  $ XXX.XX  X.XXX  $ XXX.XX   $XXX.XX   update    xx/xx/XXXX  $ XXX.XX  X.XXX  $ XXX.XX   $XXX.XX   delete            xx completion of the XXX please create a task XXX using the provided instruction.         COPY/PASTE xx XXX: xx/xx/XXXX escrow effective date needed.     LAD is xx/xx/XXXX.         xx EA run no longer valid due to completed XXX. xx you.         xx update the XX-X-XXXX payment to match the POC filed. P/I$XXX.XX xx$XXX.XX xx$XX.XX xx $XXX.XX

xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	Note Origination Appraisal	xx: xx of xx: 177 xx: 180 |---| -3 |----| -1.xx% xx: xx of xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -10 (xx)   xx %:    xx: xx of xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 30 (xx)   xx %:    xx: xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: 6.00000%   xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx of xx per xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx: xx:
xx: xx: xx: 683   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 45 xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2036 xx: 8156 (xx) xx %: xx: xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "original note is missing from the loan file."	* Missing Appraisal (Lvl 3) "Missing Appraisal"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93285878	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,746.02	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$863.35	6.000%	360	xx	xx	Conventional	Fixed	Refinance	45.714%	45.714%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	678	683	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/05/2014	$131,837.19	Not Applicable	4.500%	$592.69	12/01/2014	Financial Hardship	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx, xx.
xx chain of assignment has been completed.
* xx senior mortgage found opened against the subject property in the amount of $XXX,XXX.XX originated on xx/xx/XXXX and recorded on xx/xx/XXXX which is in the favor of xx.	xx to available collection comments and payment history the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX.	xx:xx to available collection comments and payment history the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX.
xx modification agreement was made between the borrowers xx & xx and lender xx LLC, on the effective date of xx/xx/XXXX.
xx borrower promises to pay the new unpaid principal balance of $XXX,XXX.XX starting from the first payment date of xx/xx/XXXX till the maturity date of xx/xx/XXXX with the interest rate of X.XXX% and P&I of $XXX.XX.
xx was not initiated in the loan.
xx has not file bankruptcy yet.
xx subject property is in average condition. xx visible damages or repairs have been observed on the subject property.
xx:xx:xx	xx modification agreement was made between the borrowers xx & xx and lender xx LLC, on the effective date of xx/xx/XXXX.
xx borrower promises to pay the new unpaid principal balance of $XXX,XXX.XX starting from the first payment date of xx/xx/XXXX till the maturity date of xx/xx/XXXX with the interest rate of X.XXX% and P&I of $XXX.XX.	xx: xx of xx: 177 xx: 179 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx: BURLESON   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 46.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2014   xx: xx/xx/2014   xx: 4 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2054 xx: xx/xx/2036 xx: 6819 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29425612	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,215.70	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$916.26	7.125%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the mortgage was originated on xx/xx/XXXX with xx (borrower) and (lender) xx's xx, in the amount of $XXX,XXX. xx subject mortgage was recorded on xx/xx/XXXX with the instrument # xx.

xx chain of the assignment has been completed. xx current assignment is with xx xx D/B/A xx, xx and xx.

xx annual installments of county taxes for the year XXXX have been paid in the amount of $XXXX.XX. xx current ownership is vested in the name of xx (borrower).

xx review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX, in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XX,XXX.XX. xx P&I is $XXX.XX and PITI is $X,XXX.XX, with the interest rate of X.XXX%.	xx:xx review of comment history shows that the borrower is current with the loan.

xx property is owner occupied. xx damage or repair to the property has been found.
xx last payment was received on xx/xx/XXXX, in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XX,XXX.XX. xx P&I is $XXX.XX and PITI is $X,XXX.XX, with the interest rate of X.XXX%.

xx:xx:xx	xx	xx: xx of xx: 176 xx: 178 |---| -2 |----| -1.xx% xx: xx. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: xx.   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: xx.   xx: xx:
xx: xx DTI xx: xx: 40.730%   xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx:    xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx: xx.   xx: xx:
xx: MI xx: xx: 20.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx pay histroy string is 0000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx: xx pay histroy string is 0000000000000000000000.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: 619   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: xx. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42524020	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$796.74	6.250%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2019	$94,889.10	Not Applicable	6.250%	$538.72	06/01/2019	Financial Hardship	xx title report dated xx/xx/XXXX shows that subject mortgage originated on xx/xx/XXXX for the amount of $XXX,XXX.XX has been active on the title. xx active judgments or liens were found.	xx	xx:xx is in collection and borrower is next due for xx/xx/XXXX payment.
xx evidence of damage or repair was found.
xx evidence of active foreclosure was found.
xx RFD is stated in the recent collection comments.
xx:xx:xx	xx	xx: xx of xx: 176 xx: 178 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 64.870%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 581   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2036 xx: 8430 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95010151	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,435.43	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,291.00	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	79.993%	79.993%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2018	$180,115.74	Not Applicable	4.125%	$910.57	08/01/2018	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx with loan amount $XXX,XXX.XX and which was recorded on xx/xx/XXXX with instrument#xx.
xx chain of mortgage assignment has been completed. xx, the mortgage assignment is with xx xx.
xx active liens and judgments have been found against the borrower and subject property.
xx county taxes for year XXXX have been paid off in the amount of $XXXX.XX.
xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance is in the amount of $XX.	xx:xx

xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance is in the amount of $XX.

xx to the PACER, xx D. xx and xx M. xx-xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX.
xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $XX,XXX.XX.
POC was filed by GMAC xx LLC on xx/xx/XXXX, in the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $X.XX.
xx debtor was discharged on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.

xx loan was modified on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.

xx:xx:xx to the PACER, xx D. xx and xx M. xx-xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX.
xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $XX,XXX.XX.
POC was filed by xx on xx/xx/XXXX, in the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $X.XX.
xx debtor was discharged on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.
xx loan was modified on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	xx: xx of xx: 174 xx: 178 |---| -4 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2006   xx: xx/xx/2006   xx: 31 (xx)   xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 47.470%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 660   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2046   xx: xx/xx/2036   xx: 3621 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55409488	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,568.30	12/02/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$358.07	7.000%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/06/2017	$46,063.77	Not Applicable	7.000%	$286.25	08/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with xx loans xx “xx” and was recorded on xx/xx/XXXX xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx” instead of “xx xx” xx county property tax for the year XXXX was due on xx/xx/XXXX is in the amount of $XXX.XX. xx prior years delinquent taxes found. xx liens and judgments are active on the title	xx of the payment history provide from the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is X month delinquent. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX the next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXrent interest rate as per pay history X.XX%.	xx:xx loan is in collection.
xx modification agreement was made on xx/xx/XXXX in between borrower xx and xx  and xx LLC  (lender). xx new modified rate is X.XX% and borrower promises to pay P&I in the amount of $XXX.XX beginning xx/xx/XXXX. xx new principal balance is $XXurity date is xx/xx/XXXX.
xx of the payment history provide from the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is X month delinquent. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX the next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXrent interest rate as per pay history X.XX%.
xx per servicing comments, the comments are available xx/xx/XXXX and xx/xx/XXXX.  xx per comments dated xx/xx/XXXX reason of default is curtailment of income.
xx and foreclosure activity found on the loan file.
xx damage or repairs found on the subject property.

xx:xx:xx	xx modification agreement was made on xx/xx/XXXX in between borrower xx and xx and xx LLC (lender). xx new modified rate is X.XX% and borrower promises to pay P&I in the amount of $XXX.XX beginning xx/xx/XXXX. xx new principal balance is $XXurity date is xx/xx/XXXX.	xx: xx of xx: 172 xx: 176 |---| -4 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx: GILLESPIE   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 57.970%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: 5 (xx)   xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 689   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2036 xx: 7700 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21788715	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,616.58	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,117.43	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	62.617%	62.617%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2009	$349,197.23	Not Applicable	5.375%	$2,096.36	01/01/2010	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx with loan amount $XXX,XXX.XX and which was recorded on xx/xx/XXXX with instrument# xx.
xx chain of mortgage assignment has been completed. xx, the mortgage assignment is with xx xx D/B/A xx.
xx active liens and judgments have been found against the borrower and subject property.
Xst installments of county taxes for year XXXX have been paid off in the amount of $XXXX.XX.
Xst and Xnd installments of county taxes for year XXXX have been paid off in the amount of $xx.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx: xx

xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.

xx loan was modified on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will beX/X/XXXX.
xx evidence has been found regarding foreclosure and bankruptcy.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will beX/X/XXXX.	xx: xx of xx: 173 xx: 176 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2006   xx: xx/xx/2006   xx: 16 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 64.330%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2009   xx: xx/xx/2009   xx: 42 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 642   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2037 xx: xx/xx/2036 xx: 273 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29764101	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,756.84	01/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,601.54	6.375%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor MERS as nominee for xx for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# .

xx chain of assignment has been completed.

xx is an active junior mortgage against subject property originated on xx/xx/XXXX in the favor MERS as nominee for xxx xx for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# XXXX-xx-XX.

xx are three active xx of xx against subject property in the total amount of $XX,XXX.XX held by xx of the xx of xx  recorded on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX.
xx	xx:xx per servicing comments the loan is in collections. xx evidences are available regarding foreclosure.

xx per comment on xx/xx/XXXX, borrower’s income had been impacted due to xx-XX. xx borrower stated his RFD as curtailment of income. xx short term forbearance was approved.
xx:xx:xx to PACER xx, xx T. xx and xx had filed bankruptcy under chapter XX with case xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX and with $XX,XXX.XX arrears. xx was confirmed on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and the bankruptcy was terminated on xx/xx/XXXX	xx	xx: xx of xx: 174 xx: 177 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 54.068%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2013   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $-xx %: -28.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2036   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8676198	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$469.81	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$570.99	7.000%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	47.523%	First	Final policy	Not Applicable	Not Applicable	08/09/2018	$74,199.08	Not Applicable	7.000%	$570.94	09/01/2018	Financial Hardship	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with lender “xx”.
xx per udpated title report, there is a active junior credit card judgment available against the  borrower in the amount of $X,XXX.XX in the favor of 'xx." & recorded on xx/xx/XXXX.
xx county taxes for the year XXXX have been paid in full in the amount of $XXX.XX on xx/xx/XXXX.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX months in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XX xx current interest rate is X.XX% with P&I in the amount of $XXX.XX.	xx:xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX months in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XX xx current interest rate is X.XX% with P&I in the amount of $XXX.XX.
xx information have been found regarding the current employment, job type and length of employment. xx evidences have been found regarding the foreclosure and bankruptcy process. xx visible damages have been found regarding the subject property

xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new P&I in the amount of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the maturity date of xx/xx/XXXX.	xx: xx of xx: 172 xx: 176 |---| -4 |----| -2.xx% xx: xx of xx is 172 xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx is 360/360   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx? is xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx is xx: xx:
xx: \
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx: xx/xx/2038 xx: xx/xx/2036 xx: 913 (xx) xx %: xx: xx is xx/xx/2038 xx: xx:	2: Acceptable with Warnings			* Property is Manufactured Housing (Lvl 2) "The subject property is a Manufactured Home. Manufactured Home Affidavit of Affixation (XX.pdf pg#29) is attached with the subject mortgage and it has a XX. The final title policy have Alta 7 endorsement to confirm manufactured home."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9163340	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,870.77	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,929.69	$2,544.16	7.125%	360	xx	xx	Conventional	Fixed	Not Applicable	59.091%	59.091%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with
xx chain of assignment is complete.
xx is  ECB lien open against the subject property in the amount of $X,XXX.XX held by xx and recorded on xx/xx/XXXX.

xx per updated title report, annual xx charges of XXXX are delinquent on xx/xx/XXXX in the amount of $ X,XXX.XX with the good though date xx/xx/XXXX.
xx	xx:xx loan is in collection. xx payment history states that the borrower has been delinquent for X month.
xx to the comment dated xx/xx/XXXX FB plan has been extended for X months.  xx further information has been found.

xx:xx:xx	xx conventional fixed rate loan was originated on xx/xx/XXXX with fixed interest at the rate of X.XXX % and P&I in the amount of $X,XXX.XX however latest pay history shows current interest rate that is X.X% and P&I in the amount of $X,XXX.XX. xx tape data shows the loan has been modified on xx/xx/XXXX xx shows the loan has been modified since the origination; however copy of modification agreement is missing from the loan file.	xx: xx of xx: 174 xx: 176 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 46.700%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $5660.19   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 365/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx 1 P&I   xx: xx: $1161.10   xx:    xx %:    xx:    xx: xx:
xx: xx 2 P&I   xx: xx: $1328.55   xx:    xx %:    xx:    xx: xx:
xx: xx 3 P&I   xx: xx: $1503.60   xx:    xx %:    xx:    xx: xx:
xx: xx 4 P&I   xx: xx: $1684.97   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx P&I   xx: $2544.16   xx: $1929.69   xx: $614.47   xx %: 31.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 567   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2036   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93336251	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,485.08	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$924.25	6.750%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	03/01/2018	$116,367.13	Not Applicable	6.750%	$702.11	03/01/2018	Financial Hardship	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.

xx chain of the assignment has not been found.

xx is a junior mortgage active in the favor of xx xx in the amount of $xx recorded on xx/xx/XXXX.

xx is a civil judgment active in the favor of xx xx in the mount of $ X.XX recorded on xx/xx/XXXX.

xx annual taxes of XXXX-XXXX have been due in the amount of $XXXX.XX on xx/xx/XXXX.

xx prior years delinquent taxes have been found.	xx	xx:xx loan is in collection. xx borrower is currently delinquent for XX month.xx next due date for payment is xx/xx/XXXX.
xx per the comment dated xx/xx/XXXX the reason for default is loss of income. xx subject property has been occupied by the owner. xx comments have been found for damage or repairs.
xx:xx:xx to the PACER, the borrower had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx case was discharged on xx/xx/XXXX.	xx to the modification, the loan was modified on xx/xx/XXXX in between the borrower xx A. xx and xx A. xx and lender xx, xx. xx new modified principal balance per modification is in the amount of $XX with interest rate starting at X.XXX % and borrower promises to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX. xx maturity date reflects per modification is xx/xx/XXXX.	xx: xx of xx: 172 xx: 175 |---| -3 |----| -1.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: NA   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 44.820%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2005   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 000000000000000000000001   xx: xx'   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 648   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 45 xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2036 xx: 7885 (xx) xx %: xx: NA xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54522253	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,556.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$610.94	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	50.270%	50.270%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2020	$96,677.99	Not Applicable	6.875%	$662.88	04/01/2020	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx's xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.
X) xx is a IRS lien open against the borrower in the favor of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
X) xx is a civil judgment open against the borrower in the favor of xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.

xx installment county taxes of the year XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx installment county taxes of the year XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with loan. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with loan. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XX,XXX.XX.

xx doc locator: xx
xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with the new modified unpaid principal balance is $XX xx interest bearing amount was $XX,XXX.XX with interest rate X.XXX% and the modified P&I was $XX,XXX.XX.	xx: xx of xx: 173 xx: 175 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 29.180%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2020   xx: xx/xx/2010   xx: 3653 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 608 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47171532	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,637.04	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$750.45	7.875%	360	xx	xx	Conventional	Fixed	Not Applicable	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2013	$106,829.80	Not Applicable	4.000%	$446.48	12/01/2013	Financial Hardship	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with lender “xx.” xx per updated title report, there is active junior civil judgment in the amount of $XXX.XX in the favor of "xx" & recorded on xx/xx/XXXX. Xst installment of town taxes for the year XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX & Xnd installment is due in the amount of $XXX.XX on xx/xx/XXXX.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XXxx current interest rate is X.XX% withP&I in the amount of $XXX.XX.	xx:xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XXxx current interest rate is X.XX% withP&I in the amount of $XXX.XX.
xx debtor (xx G. xx, xx. and xx A. xx  ) had filed xx under chapter-XX on xx/xx/XXXX with the xx# xx.xx to the debtor's modified chapter-XX plan which was filed on xx/xx/XXXX, the debtor shall make regular ongoing mortgage payment in the amount of $X,XXX.XX per week for XX months to the trustee.xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim $XXX,XXX.XX & with an arrearage of $X,XXX.XX.
xx information have been found regarding the current employment, job type and length of employment. xx evidences have been found regarding the foreclosure process. xx visible damages have been found regarding the subject property.

xx:xx:xx debtor (xx G. xx, xx. and xx A. xx ) had filed xx under chapter-XX on xx/xx/XXXX with the xx# xx.xx to the debtor's modified chapter-XX plan which was filed on xx/xx/XXXX, the debtor shall make regular ongoing mortgage payment in the amount of $X,XXX.XX per week for XX months to the trustee.xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim $XXX,XXX.XX & with an arrearage of $X,XXX.XX.	xx loan was modified on xx/xx/XXXX with new principal balance $XXX,XXX.XX.xx borrower promises to pay the new P&I in the amount of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the maturity date of xx/xx/XXXX.	xx: xx of xx: 172 xx: 175 |---| -3 |----| -1.xx% xx: xx of xx is 172 xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx is xx: xx:
xx: xx DTI xx: xx: 24.740%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is $0.00   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx is 360/360   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx? is xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx is xx: xx:
xx: xx: \
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 626   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx: xx/xx/2053 xx: xx/xx/2036 xx: 6332 (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50288416	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/19/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,102.62	6.750%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2014	$234,141.85	$6,155.87	2.000%	$690.40	11/01/2014	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx,xx.

xx junior or senior judgments/liens/mortgages:
X. xx is an active junior mechanic lien available in the updated title report against xx. xx in the amount of $X,XXX.XX in favor of "xx X xx." and it was recorded on xx/xx/XXXX.
xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.	xx:xx per updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.xx shows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/XXXX with the X step amortization with the new principal balance of $XXX,XXX.XX out of which $X,XXX.XX has been deferred and the new interest bearing principal amount is in the amount of $XX. xx borrower promises to pay the initial step P&I of $XXX.XX with the new initial step interest rate of X.XX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with the X step amortization with the new principal balance of $XXX,XXX.XX out of which $X,XXX.XX has been deferred and the new interest bearing principal amount is in the amount of $XX. xx borrower promises to pay the initial step P&I of $XXX.XX with the new initial step interest rate of X.XX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.	xx: xx of xx: 172 xx: 175 |---| -3 |----| -1.xx% xx: xx applicable. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx DTI xx: xx: 47.190%   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: $xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx history string is 000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx: xx history string reversed is 000000000000000000000000.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: 601   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2054 xx: xx/xx/2036 xx: 6666 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1549882	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$385.95	01/01/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$519.17	7.500%	360	xx	xx	Conventional	Fixed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the loan was originated on xx/xx/XXXX with the lender MERS as nominee for xx's xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx are X junior civil judgments against the borrower. xx prior year delinquent taxes have been found.	xx:xx loan is in collection. xx borrower is delinquent for XX days. xx the next due date is xx/xx/XXXX. xx UPB reflected in the amount of $XX xx to the collection comment dated xx/xx/XXXX, the reason for default was health issues. xx subject property was occupied by original owner. xx to determine the current condition.

xx :
xx additional information found in recent collection comments.

xx:xx:xx	xx	xx: xx of xx: 172 xx: 175 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 41.520%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Property is Manufactured Housing (Lvl 2) "Home has been affixed.
																																																																																								According to the seller’s tape data & appraisal report xx), the subject property is Manufactured Housing. Neither VIN# is available in legal description of subject mortgage; nor, ALTA 7 endorsement is incorporated. However, Affixation affidavit is attached with the updated title xx & states wheels have been removed and the home has been affixed permanently to the land."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4523934	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$4,594.37	01/14/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$968.97	6.875%	360	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2011	$154,854.99	Not Applicable	5.000%	$746.71	11/01/2011	Financial Hardship	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, LP in the amount of $XXX,XXX.XX, which was recorded on X/XX/XXX.
xx chain of the assignment has been completed. xx latest assignment is with xx xx which was recorded on xx/xx/XXXX.
xx is an active prior mortgage against the subject property in the favor of xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.

xx is a certificate of tax sale for xx municipal lien (#xx) against the subject property, which was sold to US xx on xx/xx/XXXX in the amount of $XXX.XX which was recorded on xx/xx/XXXX; however, the tax certificate was redeemed on xx/xx/XXXX.
xx is a certificate of tax sale for xx municipal lien (#xx) against the subject property, which was sold to xx on xx/xx/XXXX in the amount of $XXX.XX which was recorded on xx/xx/XXXX.

xx	xx:xx to the review of the servicing comments, the loan is in the collection. xx per the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X month and the next due for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the borrower's income was impacted due to the COVID-19. xx further details have been found.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:
xx additional information found in recent collection comments.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx and xx” and lender “xx”. xx new principal balance is $XX. xx borrower promised to pay the monthly P&I of $XXX.XX beginning from xx/xx/XXXX and the maturity is dated xx/xx/XXXX.

xx: xx of xx: 172 xx: 175 |---| -3 |----| -1.xx% xx: NA. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: NA.   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: NA.   xx: xx:
xx: xx DTI xx: xx: 21.770%   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2006   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: NA.   xx: xx:
																																																																																				xx: xx: xx/xx/2051 xx: xx/xx/2036 xx: 5570 (xx) xx %: xx: NA. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96221691	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,991.37	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$536.61	8.000%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with lender “xx.”	xx	xx:xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XX xx current interest rate is X.XX% with P&I in the amount of $XXX.XX.
xx information have been found regarding the current employment, job type and length of employment. xx evidences have been found regarding the foreclosure and bankruptcy process. xx visible damages have been found regarding the subject property.
xx:xx:xx	xx	xx: xx of xx: 174 xx: 176 |---| -2 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 43.740%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2006   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx is xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 577   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98157601	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,337.37	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$920.32	8.125%	360	xx	xx	Fixed	Purchase	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/09/2017	$149,809.47	$15,409.47	4.125%	$572.20	12/01/2017	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX with the instrument #xx-xx in the amount of $XXX,XXX.XX with xxxx.
xx chain of assignment has been completed.
xx delinquent taxes have been found.
xx	xx:xx loan is currently performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the mortgage payments. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX.
xx reason for default is unavailable.
xx latest servicing comment has been found to determine the current occupancy of the subject property. xx damage or repairs have been found.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with the new principal balance is in the amount of $XX and the borrower promise to pay the new P&I $XXX.XX with the interest rate of X.XXX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx interest bearing amount is $XXX,XXX.XX and deferred balance is $XX,XXX.XX.	xx: xx of xx: 172 xx: 174 |---| -2 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx #1 xx: xx: PAYNE   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 49.960%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: 8 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 566   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2036 xx: 7762 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90800133	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	$890.14	6.875%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	10/01/2019	$121,118.82	Not Applicable	4.000%	$506.20	10/01/2019	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with MERS as nominee for xx.
xx chain of assignment has been completed. xx current assignment is with “xx xx”, which was recorded on xx/xx/XXXX.
xx is no active lien/judgment against the borrower/subject property.
xx delinquent taxes have been found for the prior years.
xx	xx:xx current status of the loan is in collection.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes PI $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx per collection comments review, borrower’s intention is to keep the property. xx subject property is in average condition. xx damage has been noted. xx to comment dated xx/xx/XXXX, borrower was impacted by COVID-19. xx stated the reason for default is health expenses.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower and lender. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XXX,XXX.XX.	xx: xx of xx: 172 xx: 174 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2036 xx: 8431 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
750999	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,633.95	$3,720.96	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$997.10	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	08/01/2014	$140,965.19	Not Applicable	4.625%	$645.10	08/01/2014	Financial Hardship	xx to xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with “xx xx D/B/A xx”
xx are five IRS liens against the borrower xx and xx in the favor of xx. of xx- IRS total for the amount of $XX,XXX.XX which was recorded on different dates.
xx
xx Xrd and Xth combined installment taxes of the year XXXX/XXXX are delinquent in the amount of $X,XXX.XX which were good through till xx/xx/XXXX.

xx	xx:xx loan is currently in collection. xx borrower is currently delinquent for X month and next due date is xx/xx/XXXX.
xx loan was modified on xx/xx/XXXX.
xx post-closing details regarding the foreclosure and bankruptcy have not been found.
xx damages were reported.
xx:xx:xx	xx agreement was signed between the borrower xx & xx P xx and lender xx, LLC on xx/xx/XXXX. xx new modified UPB is $XXX,XXX.XX. xx borrower promises to pay the P&I in the amount of $XXX.XX with an interest rate of X.XXX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX.	xx: xx of xx: 170 xx: 173 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 53.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 742   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2054   xx: xx/xx/2036   xx: 6512 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83475102	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$7,329.73	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,439.74	6.625%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/23/2017	$189,174.95	Not Applicable	6.625%	$1,124.43	07/01/2017	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx, xx. with xx # xx.
xx chain of assignment has been completed; currently the assignment is with xx.
xx to the updated title report dated xx/xx/XXXX, there is a HOA lien against the subject property which in the favor of xx s xx, xx. for the amount of $XXXX.XX which was recorded on xx/xx/XXXX.	xx:xx per payment history borrower is X month delinquent with the loan. xx per collection comment dated xx/xx/XXXX the borrower wages was lost due to covid. xx per collection comment dated xx/xx/XXXX the property is occupied by the borower. xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with the new modified unpaid principal balance $XXX,XXX.XX. xx interest bearing amount was $XXX,XXX.XX. xx interest rate was X.XXXX% and the modified P&I was $XXXX.XX beginning on xx/xx/XXXX to the maturity date xx/xx/XXXX. xx is no deferred balance and there is no principal forgiven amount.	Origination Appraisal	xx: xx of xx: 170 xx: 173 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2006   xx: xx/xx/2006   xx: 11 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 49.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 698   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2036 xx: 7578 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11486159	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,746.03	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,025.00	6.750%	360	xx	xx	Conventional	ARM	Not Applicable	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with the lender “xx, xx.” with xx.

xx chain of assignment has been completed.

xx active judgments or liens have been found.

Xth half xx taxes for the year XXXX are due in the amount of $XXXX.XX on xx/xx/XXXX.

xx delinquent taxes have been found for the prior year.
xx	xx:xx is in collection.

xx to the payment history as of xx/xx/XXXX, the borrower is X month delinquent with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX %. xx current UPB as of the date is $XXX,XXX.XX.

xx post-closing bankruptcy activity has been found. xx foreclosure activity has been noted.

xx damage or repairs have been found in the latest servicing comments.

xx per the collection comments dated xx/xx/XXXX, the borrower’s RFD is loss of income. xx per comment dated xx/xx/XXXX, the RPP was approved for X months with the monthly payment of $X,XXX.XX that began with the first payment date xx/xx/XXXX until xx/xx/XXXX with the down payment of $X,XXX.X which was due on xx/xx/XXXX.

xx:xx:xx	xx is conventional ARM mortgage with the original P&I $X,XXX.XX and the interest rate X.XXX%. xx per the payment history as of xx/xx/XXXX, the current P&I is $X,XXX.XX and the interest rate is X.XXX %. xx, there is decrease in P&I and the rate of interest with respect to note data which seems that there would be a possibility of modification. xx modification tape data also reflects the xx effective date is xx/xx/XXXX. xx, the executed modification agreement is missing from the loan file.	xx: xx of xx: 170 xx: 173 |---| -3 |----| -1.xx% xx: N/A xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 44.060%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx of xx: xx: xx/xx/2012   xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 644   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2036 xx: xx %: xx: xx is missing. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19254114	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,776.16	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,648.43	6.500%	360	xx	xx	Fixed	Purchase	Unavailable	Unavailable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2019	$268,765.95	Not Applicable	6.500%	$1,573.51	07/01/2019	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx.
xx chain of assignment has been completed. xx the assignment is with xx xx
D/B/A xx which was recorded on xx/xx/XXXX.
xx is an active ECB lien against the subject property for non-maintenance of side walk in the amount of $XXX.XX and another ECB lien for failing to eliminate rodent infestation in the amount of $XXX. xx to cure the lien by maintain the side walk area and eliminating rodent infestation.
xx second junior mortgage in the favor of U.S. xx in the amount of XX,XXX.XX which was recorded on xx/xx/XXXX with xx.

xx are two judgments against the borrower xx C xx in the favor of xx A/K/A xx & xx of xx A/K/A for the total amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX and xx/xx/XXXX. xx judgment amount is greater than loan amount ($XXX,XXX.XX).
xx junior mortgage open against the subject property in the favor of xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx.
xx are two mechanic liens against the borrower xx xx which was filed by xx for the total amount of $XXX,XXX.XX which was recorded on different dates.

xx combined all taxes for the year of XXXX have been paid.
xx prior year’s delinquent taxes have been found.

xx per the review of the payment history as of xx/xx/XXXX, the borrower has been delinquent for X months and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the loan is in collection. xx per the review of the payment history as of xx/xx/XXXX, the borrower has been delinquent for X months and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx modification agreement was made on xx/xx/XXXX.
xx review of the collection comment shows no indication of post-closing foreclosure activity.
xx collection comment dated xx/xx/XXXX, states that the borrower’s income has been impacted by covidXX and the borrower states that the reason for default is laid off since mxxXXXX. xx to the collection comment xx/xx/XXXX, the X month’s forbearance plan was offered to the borrower and the plan started from xx/xx/XXXX to xx/xx/XXXX.  xx per the latest collection comment dated xx/xx/XXXX, the forbearance plan extension has been approved by the servicer for X months.
xx per the collection comment dated xx/xx/XXXX, the subject property is owner occupied. xx are no comments found related to the subject property condition.

xx:xx:xx	xx modification agreement was made on xx/xx/XXXX. xx new modified principal balance is $XX. xx borrower promises to pay the monthly P&I of $X,XXX.XX with an interest rate X.XXX %; beginning from xx/xx/XXXX till the maturity date is xx/xx/XXXX.	xx: xx of xx: 170 xx: 173 |---| -3 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2006   xx: xx/xx/2006   xx: 47 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 27.690%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2006   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 680   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2036 xx: 8308 (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6774288	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$2,229.08	12/17/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$620.12	6.375%	240	xx	xx	Conventional	Fixed	Refinance	79.245%	79.245%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2019	$70,325.90	Not Applicable	6.375%	$405.48	06/01/2019	Financial Hardship	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XX,XXX.XX, which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx xx which was recorded on xx/xx/XXXX.
xx are two xxtracts of judgment against the borrower xx a xx and xx, the first in the favor of xx for the amount of $X,XXX.XX which was recorded on xx/xx/XXXX, and the second in the favor of xx, xx xx of GE xx for the amount of $XXXX.XX which were recorded on xx/xx/XXXX and xx/xx/XXXX respectively.
xx is an xx of judgment(HOA lien) open against the subject property in the favor of xx for the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx combined and utility taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX

xx:xx to the review of the servicing comments, the loan is in the collection. xx to a review of the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX
xx per the comment dated xx/xx/XXXX, the borrower's income was impacted due to the COVID-19. xx borrower was approved for the X months of forbearance plan which was started from xx/xx/XXXX to xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the borrower was approved for the X months of an extended plan which was started from xx/xx/XXXX to xx/xx/XXXX. xx further details have been found.
xx information pertaining to bankruptcy has been found.
xx foreclosure activity has been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:
xx additional information found in recent collection comments.
xx:xx:xx	xx modification agreement was made on xx/xx/XXXX, between the borrower “xx and xx” and the lender “xx LLC”. xx borrower promises to make a monthly payment of $XXX.XX with a rate of interest of X.XXX%, beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx new principal balance stated in the xx is in the amount of $XX	xx: xx of xx: 170 xx: 174 |---| -4 |----| -2.xx% xx: NA. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: NA.   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: NA.   xx: xx:
xx: xx DTI xx: xx: 38.443%   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx payment history string reversed is xx.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: NA.   xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2026 xx: xx (xx) xx %: xx: xx per the mod, the stated maturity date is xx/xx/2059. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97051618	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,796.72	01/27/2025	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$398.19	7.000%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/30/2016	$54,877.53	Not Applicable	7.000%	$341.03	03/01/2016	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with the lender “xx of xx, N.A.” for the amount of $XX,XXX.XX and it was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed and currently the assignment is with xx, xx and it was recorded on xx/xx/XXXX.
xx subject mortgage is at first lien position.
xx active judgments or liens found.
xx first installment combined taxes for the year XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and the second installment is due in the amount of $XXX.XX till xx/xx/XXXX.
xx prior years delinquent taxes have been found.
xx to payment history as of xx/xx/XXXX the borrower has been current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied to the due date xx/xx/XXXX. xx current UPB is in the amount of $XXtill the due date xx/xx/XXXX. xx current P&I is $XXX.XX, PITI is $XXX.XX and interest rate is X.XXX%.	xx:xx current status of the loan is foreclosure and the next due date for the payment is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied to the due date xx/xx/XXXX. xx current UPB is in the amount of $XXtill the due date xx/xx/XXXX. xx current P&I is $XXX.XX, PITI is $XXX.XX and interest rate is X.XXX%.

xx loan modification agreement was made between the borrower and lender on xx/xx/XXXX. xx new principal balance is in the amount of $XXand the borrower promises to pay $XXX.XX at the rate of interest X.XXX%. xx payment had begun from xx/xx/XXXX that is to be ended with a maturity date of xx/xx/XXXX.

xx document located at “xx” states that the foreclosure was initiated in this loan in XXXX and the case was referred to an attorney on xx/xx/XXXX. xx comment dated xx/xx/XXXX shows that the reason for default is unemployment. xx further information is available.

xx is no post-origination bankruptcy record has been found.
xx comment pertaining damage to the subject property have been observed.
xx comments have been found stating that the borrower’s income has been affected by COVID-19.

xx:xx document located at “xx” states that the foreclosure was initiated in this loan in XXXX and the case was referred to an attorney on xx/xx/XXXX. xx further information is available.
xx:xx	xx loan modification agreement was made between the borrower and lender on xx/xx/XXXX. xx new principal balance is in the amount of $XXand the borrower promises to pay $XXX.XX at the rate of interest X.XXX%. xx payment had begun from xx/xx/XXXX that is to be ended with a maturity date of xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 171 xx: 173 |---| -2 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2006   xx: xx/xx/2006   xx: 20 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: PMI   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 622   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2056 xx: xx/xx/2036 xx: 7092 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54092670	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,556.46	01/28/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$915.76	6.875%	360	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with xx of xx, N.A. with xx/xx#xx /XXX.
xx chain of assignment has been completed; currently the assignment is with xx xx
D/B/A xx.
xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for XX month. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the loan is in collection.
xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for XX month. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx per the comments dated xx/xx/XXXX, the reason for default is curtailment of income.
xx evidence has been found regarding damage or repairs in the latest servicing comments.

xx:
xx additional information found in recent collection comments.
xx:xx:xx	xx	xx: xx of xx: 170 xx: 173 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx' xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44416272	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$851.23	7.500%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2018	$113,959.28	Not Applicable	4.625%	$521.51	08/01/2018	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx of xx, N.A.
xx chain of assignment has been completed. xx current assignment is with “xx”, which was recorded on xx/xx/XXXX.
xx is no active lien/judgment against the borrower/subject property.
xx taxes have been paid in the amount of $XXX.XX.
xx delinquent taxes have been found for the prior years.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X month and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes PI $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx current status of the loan is in collection.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X month and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes PI $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx per collection comments review, borrower’s intention is to keep the property. xx subject property is in average condition. xx damage has been noted.
xx to comment dated xx/xx/XXXX, borrower was impacted by COVID-19. xx stated the reason for default is unemployment due to covid.
xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx and xx” and lender “xx LLC”. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XXX,XXX.XX.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx and xx” and lender “xx LLC”. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XXX,XXX.XX.	xx: xx of xx: 170 xx: 173 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 36.318%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -10 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 639   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/2036   xx: 7973 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58964177	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,495.12	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$886.85	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	75.000%	75.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the xx title report dated on xx/xx/XXXX there are no delinquent taxes and there is one active liens and judgments against the borrower in the amount of $X,XXX.XX in favor of xx xx. xx of assignment is not complete. xx subject mortgage in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX is on first lien position.	xx per the payment history as of date xx/xx/XXXX the borrower is not delinquent and last payment was received on xx/xx/XXXX for the due date of xx/xx/XXXX in the amount of $X,XXX.XX. xx to payment history next due date is xx/xx/XXXX. xx borrower’s current P&I is in the amount of $XX balance reflecting in payment history is in the amount of $XX	xx:xx dated on xx/xx/XXXX shows that borrower is unable to work and facing financial hardship due to COVID-19. xx to comment dated on xx/xx/XXXX the forbearance plan was start on xx/xx/XXXX. xx are no property damages.
xx:xx:xx	xx	xx: xx of xx: 170 xx: 173 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 46.020%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 0M0M00000000M000M0M00010   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 01000M0M000M00000000M0M0   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 672   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68763853	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,266.46	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$736.81	6.750%	360	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2018	$121,098.72	$26,983.44	4.000%	$393.34	02/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in MERS as nominee for xx, xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx, xx.

xx junior or senior judgments/liens/mortgages:
X. xx is an active junior civil judgment available in the updated title report against borrower in the amount of $X,XXX.XX in favor of xx A. xx and it was recorded on xx/xx/XXXX.

xx annual xx taxes for XXXX have been due in the amount of $X,XXX.XX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) was made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx loan is currently in collections.
xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) was made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX
xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	xx: xx of xx: 169 xx: 172 |---| -3 |----| -1.xx% xx: xx of loan "169". xx: xx:
xx: xx (xx script version)   xx: xx/xx/2006   xx: xx/xx/2006   xx: 3 (xx)   xx %:    xx: xx date (xx script version) "xx/xx/2006".   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: xx #1 middle name is "xx".   xx: xx:
xx: xx DTI xx: xx: 38.520%   xx:    xx %:    xx: xx DTI ratio percent is "xx".   xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2017   xx: 13 (xx)   xx %:    xx: xx date of last modification is "xx/xx/2018".   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is "360/360".   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx paid through date is "xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is "xx".   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is "xx".   xx: xx:
xx: xx:  xx:    xx %:    xx: xx address street is " xx".   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx of refinance per application is "xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per application is "xx".   xx: xx:
xx: xx: xx: 602   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2036 xx: 7762 (xx) xx %: xx: xx maturity date is "xx/xx/2058". xx: xx:	2: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to confirm."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36914512	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,372.05	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$920.88	6.625%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$20,850.00	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, A xx.
xx of assignment has been completed. xx, the mortgage is with xx xx. which was recorded on xx/xx/XXXX.
xx is a junior mortgage in the amount of $xx which was recorded on xx/xx/XXXX in the favor of MERS as nominee for xx, A xx.
xx are X IRS lien sin the favor of xx first in the amount of $xx which was recorded on xx/xx/XXXX and the other in the amount of $xx which was recorded on xx/xx/XXXX.
xx is a state tax lien in the amount of $XX.XX which was recorded on xx/xx/XXXX in the favor of xx of xx.
Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX
xx prior year delinquent taxes have been found.
xx	xx:xx loan is currently in collections and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found.
xx per the comment dated xx/xx/XXXX, the borrower’s income was impacted by xx. xx X months FB plan was offered. xx, it was again extended. xx further details have been found.

xx:xx:xx	xx is xx fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.xx% and a maturity date of X/X/xx. xx P&I as per payment history is $XXX.XX and rate of interest is X.XXX%; however, there is a reduction in P&I with respect to xx data which seems that there would be a possible modification. xx, the modification agreement is missing from the loan file.	xx: xx of xx: 170 xx: 173 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2006   xx: xx/xx/2006   xx: 15 (xx)   xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 20.090%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 733   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2036 xx: 7792 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45841023	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$294.28	10/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$554.40	6.750%	360	xx	xx	Fixed	Purchase	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2019	$102,710.24	$3,510.24	4.250%	$430.15	04/01/2019	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX with book/page #XXXX/xx in the amount of $XX,XXX.XX with xx's xx. xx is an HOA lien on the subject property was recorded on xx/xx/XXXX in the amount of $XXX.XX in favor of xx at xx, xx. xx chain of assignment has been completed. xx taxes are paid.	xx	xx:xx loan is currently in collections. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for XX days. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the reason for default is xx-XX. xx per the comment dated xx/xx/XXXX, the subject property is occupied by the owner. xx damage or repairs have been found.
xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with the new principal balance is in the amount of $XXand the borrower promise to pay the new P&I $XXX.XX with the interest rate of X.XX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx interest bearing amount is $XX,XXX.XX and deferred balance is $X,XXX.XX.	xx: xx of xx: 168 xx: 171 |---| -3 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 25.690%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 716   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2036 xx: 8155 (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13680512	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,566.18	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,077.46	7.375%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2017	$134,921.28	Not Applicable	6.875%	$826.22	04/01/2017	Financial Hardship	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with xx.
xx chain of assignment has been completed as currently the assignment is with xx, recorded on xx/xx/XXXX.
xx active judgments or liens have been found pending.
xx;
xx county taxes for the year of XXXX have been paid.
xx prior year delinquent taxes have been found pending.	xx	xx:xx collection comments and payment history shows that the borrower is not making regular payments. xx loan payment is currently X month in delinquency. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX.
xx modification agreement was made between borrower xx, xx and lender on effective date of xx/xx/XXXX.
xx borrower promises to pay the new unpaid principal balance of $XXX,XXX.XX starting from the first payment date of xx/xx/XXXX till the maturity date of xx/xx/XXXX with the interest rate of X.XXX% and P&I of $XXX.XX.
xx foreclosure was not initiated on the loan.
xx has not filed bankruptcy yet.
xx comment dated xx/xx/XXXX shows reason for borrower's default as no income.
xx subject property is in average condition. xx visible damages or repairs have been observed on the subject property.
xx:xx:xx	xx modification agreement was made between borrower xx, xx and lender on effective date of xx/xx/XXXX.
xx borrower promises to pay the new unpaid principal balance of $XXX,XXX.XX starting from the first payment date of xx/xx/XXXX till the maturity date of xx/xx/XXXX with the interest rate of X.XXX% and P&I of $XXX.XX.	xx: xx of xx: 174 xx: 165 |---| 9 |----| 5.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 50.710%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2006   xx: xx/xx/2007   xx: -365 (xx)   xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 655   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2037 xx: 7244 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46504116	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,042.23	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$929.14	6.500%	360	xx	xx	Fixed	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/07/2018	$123,929.43	Not Applicable	6.500%	$725.55	03/01/2018	Financial Hardship	xx review of the updated title report dated X/XX/XXX shows that the subject mortgage originated on xx/xx/XXXX with xx xx “lender” and was recorded on xx/xx/XXXX.xx chain of assignment is xxomplete. xx assignment from xx to xx xx recorded on xx/xx/XXXX. xx county property taxes for the year XXXX were paid on xx/xx/XXXX in the amount of $XXXX.XX.xx prior years delinquent taxes found. xx are no liens and judgments active on the title.	xx of the payment history provided for the period xx/xx/XXXX till xx/xx/XXXX shows borrower is performing. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX.xx next due date is xx/xx/XXXX.xx UPB reflects in the provided pay history is in the amount of $XX and current interest rate as per pay history is X.XXX %.
xx:xx servicing comments from xx/xx/XXXX till xx/xx/XXXX shows that the loan is performing. xx shows the willingness and ability of borrower to pay the payment is fair also its servicer rating meets the expectation previously the borrower was offered modification plan by servicer.
xx of the payment history provided for the period xx/xx/XXXX till xx/xx/XXXX shows borrower is performing.xx last payment received  was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX.xx next due date is xx/xx/XXXX.xx UPB reflects in the provided pay history is in the amount of $XX and current interest rate as per pay history is X.XXX%.
xx comment pertaining foreclosure found in the loan file.
xx bankruptcy found as per PACER.
xx comment pertaining damage to the subject property has been observed.
xx comment pertaining curtailment of income found in the loan file.
xx:xx:xx	xx modification agreement was made between xx and xx and lender xx financial LLC on xx/xx/XXXX.xx new modified rate is X.XX% % and borrower promises to pay P&I in the amount of $XXX.XX beginning xx/xx/XXXX.xx new principal balance is $XX.xx maturity date is xx/xx/XXXX.	xx: xx of xx: 170 xx: 172 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 53.580%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: \   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 647   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2036 xx: 7793 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69004732	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,043.20	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$888.53	5.625%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2013	$148,964.51	$17,687.41	4.250%	$569.24	02/01/2013	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx,xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx.

xx junior or senior judgments/liens/mortgages:

X. xx is an active junior xx available in the updated title report in the amount of $XXX,XXX.XX in favor of xx and it was recorded on xx/xx/XXXX.

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

xx Xst installment of xx tax for XXXX has been paid off in the amount of $XXX.XX on xx/xx/XXXX and Xnd installment of $XXX.XX has also been due on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.	xx:xx per the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +X months. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is the amount of $XXX.XX and PITI is in the amount of $XXUPB reflected as per the updated payment history is in the amount of $XX
xx loan has been modified on xx/xx/XXXX with the  new principal balance of $XXX,XXX.XX out of which $XX,XXX.XX has been deferred and the new interest bearing principal amount is in the amount of $XX. xx borrower promises to pay the P&I of $XXX.XX with the new interest rate of X.XXX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.
xx per the comment date xx/xx/XXXX the subject property has been occupied by the owner.
xx per collection comment dated xx/xx/XXXX shows that the reason for default is xx / xx income.xx latest BPO is not available .xx servicing comments do not reflect any damage.

xx:xx:xx to the PACER the borrower xx and xx had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX.xx case was terminated on xx/xx/XXXX. xx is no evidences are found regarding reaffirmation agreement. .	xx loan was modified on xx/xx/XXXX with the new principal balance of $XXX,XXX.XX out of which $XX,XXX.XX has been deferred and the new interest bearing principal amount is in the amount of $XX. xx borrower promises to pay the P&I of $XXX.XX with the new interest rate of X.XXX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.	xx: xx of xx: 169 xx: 172 |---| -3 |----| -1.xx% xx: xx not use for xx. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2006   xx: xx/xx/2006   xx: 16 (xx)   xx %:    xx: xx not use for xx.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx DTI xx: xx: 42.150%   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: $xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is "xx".   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx is "xx".   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for xx.   xx: xx:
xx: xx: xx: 615   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2053 xx: xx/xx/2036 xx: 5936 (xx) xx %: xx: xx is xx/xx/2053. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3959054	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$1,121.13	12/17/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,347.98	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report as of xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with xx. xx of assignment shows current assignee is xx. xx are both HOA liens and civil judgments noted on the updated xx. xx property taxes in the amount of $X,XXX.XX are due xx/xx/XXXX.	xx to the pay history as of xx/xx/XXXX, the borrower is due for the xx/xx/XXXX payment. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and was applied to the xx/xx/XXXX payment. xx current UPB is $XXX,XXX.XX. xx P&I payments of $X,XXX.XX are due at a rate of X.XX%.	xx:xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and was applied to the xx/xx/XXXX payment. xx current UPB is $XXX,XXX.XX. xx P&I payments of $X,XXX.XX are due at a rate of X.XX%.
xx:xx:xx	xx	xx: xx of xx: 167 xx: 171 |---| -4 |----| -2.xx% xx: xx relevant xx: xx:
xx: xx: xx: xx/xx/2014   xx:    xx %:    xx: xx was discharged in 2015   xx: xx:
xx: xx DTI xx: xx: 32.608%   xx:    xx %:    xx: xx relevant   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: MI xx required   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is a fixed rate   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx pay history provided   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx pay history provided   xx: xx:
xx: xx: xx: 692   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: no evidence of a concurrent junior lien xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17817253	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$728.25	01/21/2025	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$616.17	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	62.500%	62.500%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2014	$113,242.67	$20,207.67	4.625%	$425.76	04/01/2014	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx’s xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with xx#xx | xx/xx#xx/XXXX.

xx chain of assignment has been completed. xx current assignment of mortgage is with xx xx which was recorded on xx/xx/XXXX.

xx are two child support liens against the borrower in the favor of xx, a minor xx, as next friend and xx, xx which was recorded on xx/xx/XXXX.

xx is credit card judgment against the borrower in the favor of xx  as assignee of GE xx/xx’s xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.

xx county annual installment taxes for the year XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X month with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX current UPB reflected is in the amount of $XX	xx:xx per the review of collection comments, the current status of the loan is in foreclosure. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X month with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX current UPB reflected is in the amount of $XX xx loan was modified xx/xx/XXXX. xx collection comment dated xx/xx/XXXX states the reason for default is servicing problems. xx foreclosure was initiated. xx file was referred to attorney on xx/xx/XXXX. xx further proceedings found. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx BPO report (xx) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
xx:xx foreclosure was initiated. xx file was referred to attorney on xx/xx/XXXX. xx further proceedings found.
xx:xx	xx loan modification agreement made between borrower xx (xx) and xx, LLC (xx) on xx/xx/XXXX. xx per the modified terms, the new principal balance $XXX,XXX.XX. xx borrower promises to pay $XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	xx: xx of xx: 167 xx: 170 |---| -3 |----| -1.xx% xx: xx of xx is 167 months. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2006   xx: xx/xx/2006   xx: 4 (xx)   xx %:    xx: xx date is xx/xx/2006.   xx: xx:
xx: xx DTI xx: xx: 31.670%   xx:    xx %:    xx: NA   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: payment history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: payment history string reversed is xx.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 686   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2054 xx: xx/xx/2036 xx: 6299 (xx) xx %: xx: xx date is xx/xx/2054. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55258798	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$8,879.36	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XX	Not Applicable	No	xx	Not Applicable	$2,369.16	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	74.000%	74.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2020	$357,180.15	$63,735.26	3750.000%	$1,181.19	06/01/2020	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as nominee for xx, and it was recorded on xx/xx/XXXX.

xx chain of assignment is xxomplete. xx loan is currently the assignment with xx xx d/b/a xx on xx/xx/XXXX. xx should be assigned with xx.

xx are two xx/xx liens against the subject property in the totaling amount of $XXX.XX held by xx of xx recorded on xx/xx/XXXX & xx/xx/XXXX respectively.

xx any prior year taxes are delinquent as per updated title report.
xx	xx:xx review of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/XXXX. xx debtor "xx" had filed for bankruptcy under X with the case# xx on xx/xx/XXXX and the case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX. xx reaffirmation agreement was not filed. POC was not filed. MFR was not filed.

xx foreclosure has been noted.

xx bankruptcy has been filed.

xx agreement was made between borrower and lender on effective date of xx/xx/XXXX. xx borrower had given promise to pay the UPB of $XXX,XXX.XX with interest rate of X.XXX% with P&I of $X,XXX.XX with fixed amortized type and it was beginning from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX. xx borrower had also given the promise to pay the deferred balance in the amount of $XX,XXX.XX on the maturity date on xx/xx/XXXX. xx UPB that has been amortized is $XXX,XXX.XX as an interest bearing amount.

xx per review of BPO dated xx/xx/XXXX, the subject property is in average condition and is owner occupied. xx regarding the damage and repair is not available in the latest servicing comments.

xx:xx:xx to the PACER, the debtor "xx" had filed for bankruptcy under X with the case# xx on xx/xx/XXXX and the case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX. xx reaffirmation agreement was not filed. POC was not filed. MFR was not filed.	xx agreement was made between borrower and lender on effective date of xx/xx/XXXX. xx borrower had given promise to pay the UPB of $XXX,XXX.XX with interest rate of X.XXX% with P&I of $X,XXX.XX with fixed amortized type and it was beginning from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX. xx borrower had also given the promise to pay the deferred balance in the amount of $XX,XXX.XX on the maturity date on xx/xx/XXXX. xx UPB that has been amortized is $XXX,XXX.XX as an interest bearing amount.	xx: xx of xx: 168 xx: 170 |---| -2 |----| -1.xx% xx: xx of loan is 168. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: N/A   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx has been closed in 2008.   xx: xx:
xx: xx of xx: xx/xx/2020   xx: xx/xx/2020   xx: 31 (xx)   xx %:    xx: xx date of last modification is xx/xx/2020   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2006   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2060 xx: xx/xx/2036 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2060. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37309622	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,872.66	Unavailable	6.375%	360	xx	xx	Conventional	ARM	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2018	$330,375.97	Not Applicable	3.000%	$1,182.69	08/01/2018	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with MERS as nominee for xx, xx.
xx chain of assignment has been completed. xx current assignment is with “xx”, which was recorded on xx/xx/XXXX.
xx is no active lien/judgment against the borrower/subject property.
xx taxes have been paid in the amount of $XXXX.XX.
xx delinquent taxes have been found for the prior years.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X month and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx current status of the loan is in collection.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X month and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx per collection comments review, borrower’s intention is to keep the property. xx subject property is in average condition. xx damage has been noted.
xx to comment dated xx/xx/XXXX, the borrower was impacted by COVID-19.xx informed the loss of job due to COVID-19. X months forbearance plan was approved on xx/xx/XXXX. xx forbearance plan has been extended for X months on xx/xx/XXXX that began from xx/xx/XXXX to xx/xx/XXXX. xx per comment dated xx/xx/XXXX, borrower stated that she is able to make payments but not the full amount. xx requests a X months RPP plan.
xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx” and lender “xx LLC”. xx borrower promises to make a monthly payment of $X,XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XXX,XXX.XX.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx” and lender “xx LLC”. xx borrower promises to make a monthly payment of $X,XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XXX,XXX.XX.	xx: xx of xx: 167 xx: 170 |---| -3 |----| -1.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: NA   xx: xx:
xx: xx #1 xx: xx: DAVIS   xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 36.580%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $xx:    xx %:    xx: NA   xx: xx:
xx: xx P&I   xx: xx: $1872.66   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 621   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/2036   xx: 7882 (xx)   xx %:    xx: xx maturity date is xx/xx/2058   xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: NA xx: xx:	2: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl 2) "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34498289	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,020.86	12/31/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,932.29	$2,635.33	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	11/01/2017	$33,594.98	$56,834.98	4.125%	$1,165.52	12/01/2017	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx with loan amount $xx and which was recorded on xx/xx/XXXX with instrument# xx / XXX.
xx chain of mortgage assignment has been completed. xx, the mortgage assignment is with xx xx.
xx is xx against the borrower in the favor of xx, NA in the amount of $XXXX.XX which was recorded on xx/xx/XXXX.
Xst , Xnd and Xrd installment of xx for year XXXX has been paid off in eth amount of $ XXXX.XX.
Xth installment of xx taxes for year XXXX is due on xx/xx/XXXX in the amount of $XXXX.XX.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.

xx loan was modified on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx UPB, the principal balance was deferred in the amount of $XX,XXX.XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.

xx per comment dated xx/xx/XXXX, the reason for default is loss of income due to xx-XX. xx, it is unable to determine that the borrower was impacted by xx-XX or not.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx UPB, the principal balance was deferred in the amount of $XX,XXX.XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 168 xx: 170 |---| -2 |----| -1.xx% xx: xx of loan is 168 xx: xx:
xx: xx DTI xx: xx: 28.790%   xx:    xx %:    xx: xx DTI ratio percent is not applicable.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx lender G/L require MI is not applicable   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360   xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: interest paid though date is not applicable   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx amort potential is not applicable.   xx: xx:
xx: xx P&I   xx: $2635.33   xx: $1932.29   xx: $703.04   xx %: 36.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx of refinance per application is not applicable   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx of transaction per HUD-1 is not applicable   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2036 xx: 7640 (xx) xx %: xx: xx maturity date xx/xx/2057 xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78206159	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$534.68	01/05/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$229.93	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	67.308%	67.308%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	12/01/2017	$30,703.45	Not Applicable	6.875%	$188.02	01/01/2018	Financial Hardship	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XX,XXX.XX.
xx chain of assignment has been completed, currently the assignment is with xx xx.
xx is a civil judgment recorded on xx/xx/XXXX in the favor of xx of xx however, the amount is missing.
xx taxes for the year XXXX are paid in the amount of $XXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX the borrower has been delinquent for X month and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XX,XXX.XX.	xx:xx current status of the loan is in collection. xx to the payment history as of dated xx/xx/XXXX the borrower has been delinquent for X month and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XX,XXX.XX. xx comments have been found regarding the foreclosure and bankruptcy.
xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair.  xx per the servicing comment dated xx/xx/XXXX the borrower's income has been impacted due to COVID-19.

xx:xx:xx	xx loan modification agreement was made between the lender xx LLC and the borrower xx E. xx on xx/xx/XXXX.xx new principal balance as per mod $XX,XXX.XX. xx first payment was due on xx/xx/XXXX and the maturity date is xx/xx/XXXX. xx modified P&I is in the amount of $XXh an interest rate of X.XXX%.xx modification does not contain balloon payment.	xx: xx of xx: 167 xx: 170 |---| -3 |----| -1.xx% xx: xx discrepancy xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx #1 xx: E   xx: GAINES   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx DTI xx: xx: 42.037%   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -26 (xx)   xx %:    xx: xx discrepancy   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx:   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2036 xx: 7670 (xx) xx %: xx: xx discrepancy xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79449649	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,604.71	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,362.06	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	52.369%	52.369%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2015	$263,712.93	Not Applicable	4.000%	$1,102.16	08/01/2015	Financial Hardship	xx per the xx title report dated on xx/xx/XXXX there are no delinquent taxes and there isone active state tax liens against the borrower in the amount of $XXX.XX in favor of xx & xx. xx of assignment is also complete. xx subject mortgage in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX is on first lien position.	xx per the payment history as of date xx/xx/XXXX the borrower is not delinquent and last payment was received on xx/xx/XXXX for the due date of xx/xx/XXXX in the amount of $X,XXX.XX. xx to payment history next due date is xx/xx/XXXX. xx borrower’s current P&I is in the amount of $XXxx balance reflecting in payment history is in the amount of $XX.	xx:xx per the payment history as of date xx/xx/XXXX the borrower is not delinquent. xx to comment history borrower is not impacted by the COVID-19 and there are no property damages. xx:xx:xx	xx loan was modified between borrower xx and the lender xx LLC on xx/xx/XXXX. xx per this modification agreement the new principal balance is $XX and borrower promise to pay principal and interest in the amount of $X,XXX.XX with rate of X.XXX%. xx to this agreement new maturity date will be xx/xx/XXXX.	xx: xx of xx: 169 xx: 173 |---| -4 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 64.110%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 640   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2036 xx: 6877 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37342336	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$627.51	6.625%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Yes	xx	xx	20.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	05/01/2015	$90,256.89	$10,531.14	3.000%	$280.49	05/01/2015	Financial Hardship	xx title report as of xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX with xx. xx of assignment shows current assignee is xx. xx are no liens or judgments noted on the updated xx.xx- xx property taxes in the amount of $XXX.XX are paid.	xx to the pay history as of xx/xx/XXXX, the borrower is due for the xx/xx/XXXX payment. xx last payment was received on xx/xx/XXXX and was applied to the xx/xx/XXXX payment. xx current UPB is $XX,XXX.XX. xx P&I payments of $XXX.XX are due at a rate of X%.	xx:xx last payment was received on xx/xx/XXXX and was applied to the xx/xx/XXXX payment. xx current UPB is $XX,XXX.XX. xx reason for default is the borrower is now on fixed/xx income. xx subject loan was modified on xx/xx/XXXX with a new principal balance of $XX,XXX.XX. A deferment amount of $XX,XXX.XX reduces the interest bearing amount to $XX,XXX.XX. xx P&I payments of $XXX.XX are due at a rate of X% until xx/xx/XXXX when the rate increases to X.XX% and the payments increase to $XXX.XX until the new stated maturity date of xx/xx/XXXX. xx borrower filed xx XX on xx/xx/XXXX with case # xx and the plan was confirmed on xx/xx/XXXX. xx filed a POC on xx/xx/XXXX securing a claim in the amount of $XX,XXX.XX and an arrearage of $XXX.XX. xx to the confirmed plan, the borrower is to pay the xx $XXX.XX per month for XX months beginning xx/xx/XXXX.
xx:xx:xx borrower filed xx XX on xx/xx/XXXX with case # xx and the plan was confirmed on xx/xx/XXXX. xx filed a POC on xx/xx/XXXX securing a claim in the amount of $XX,XXX.XX and an arrearage of $XXX.XX. xx to the confirmed plan, the borrower is to pay the xx $XXX.XX per month for XX months beginning xx/xx/XXXX. xx on a notice of payment plan filed by xx on xx/xx/XXXX, the mortgage payment will increase to $XXX.XX on xx XXXX. xx new xx XX repayment plan will increase to $XXX.XX beginning xx/xx/XXXX.	xx subject loan was modified on xx/xx/XXXX with a new principal balance of $XX,XXX.XX. A deferment amount of $XX,XXX.XX reduces the interest bearing amount to $XX,XXX.XX. xx P&I payments of $XXX.XX are due at a rate of X% until xx/xx/XXXX when the rate increases to X.XX% and the payments increase to $XXX.XX until the new stated maturity date of xx/xx/XXXX.	xx: xx of xx: 168 xx: 172 |---| -4 |----| -2.xx% xx: xx relevant xx: xx:
xx: xx DTI xx: xx: 61.154%   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx 5 xx: xx: 0.000%   xx:    xx %:    xx: xx in file does not contain a step 5   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is a fixed rate   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx pay history provided   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx pay history provided   xx: xx:
xx: xx: xx: 609   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2036 xx: 6756 (xx) xx %: xx: xx loan=extended maturity date xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83518869	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/06/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$361.55	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report as of xx/xx/XXXX the subject mortgage is at first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX.
xx of assignment is complete as the current assignee is xx, xx.
xx is a junior credit card judgment in the amount of $X,XXX.XX.
xx tax has been exempt.
xx history as of xx/xx/XXXX shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.
xx evidence of post-closing foreclosure or bankruptcy has been found. xx evidence of damage or repair on subject property has been found. xx per comment dated xx/xx/XXXX the reason for default is curtailment of income.

xx:xx:xx	xx	xx: xx of xx: 168 xx: 170 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 46.700%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7639700	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$648.66	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$860.25	7.750%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2016	$124,200.00	$14,799.75	3.625%	$490.49	12/01/2016	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with xx “xx” and was recorded on xx/xx/XXXX xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx, B.A. ” instead of “xx mortgage xx” xx county property tax for the year XXXX was due on xx/xx/XXXX is the amount of $XXX.XX. xx prior years delinquent taxes found. xx liens and judgments are active on the title:	xx of the payment history provide from the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is performing. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX the next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXrent interest rate as per pay history X.XXX%.	xx: xx loan is in collection. xx per servicing comments, the comments are available xx/xx/XXXX and xx/xx/XXXX. xx borrower is current with the loan.

xx modification agreement was made on xx/xx/XXXX in between borrower xx and xx LLC  (lender). xx new modified rate is X.XXX% and borrower promises to pay P&I in the amount of $XXX.XX beginning xx/xx/XXXX. xx new principal balance is $XXurity date is xx/xx/XXXX

  xx of the payment history provide from the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is performing. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX the next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXrent interest rate as per pay history X.XXX%. xx and foreclosure activity found on the loan file.
xx damage or repairs found on the subject property.
xx:xx:xx	xx modification agreement was made on xx/xx/XXXX in between borrower xx and xx LLC (lender). xx new modified rate is X.XXX% and borrower promises to pay P&I in the amount of $XXX.XX beginning xx/xx/XXXX. xx new principal balance is $XXurity date is xx/xx/XXXX	xx: xx of xx: 168 xx: 170 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 28.575%   xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $0.00   xx: $xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 646   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2056 xx: xx/xx/2036 xx: 7275 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7969098	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$517.81	6.375%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx and lender MERS as nominee for xx's xx, which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “xx xx”.
xx active lien and judgment have been found on the updated title report.
xx	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is performing and the next due date is xx/xx/XXXX.
xx per collection comments the subject property has been occupied by the owner and is in average condition.

xx:xx:xx	xx is a conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.xx% and a maturity date of the loan is xx/xx/XXXX. xx P&I as per updated payment history as of the date the P&I is $XXX.XX and rate of interest is X.XXX%; however, there is a reduction in P&I with respect to original xx data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xx tape is also providing the information regarding the latest modification which was made on xx/xx/XXXX.	xx: xx of xx: 167 xx: 169 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 19.870%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $1369.41   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2015   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 659   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2037 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70517197	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,010.02	12/13/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$935.72	6.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2015	$142,943.96	$6,971.33	2.000%	$411.78	04/01/2015	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with “lender” and was recorded on xx/xx/XXXX. xx chain of assignment is xxomplete. xx chain of assignment goes to xx to xx or xx but the UT shows last assignment from xx xx and xx to xx. xx annual county property taxes were paid in the amount of $X,XXX.XX. xx is a one junior mortgage found on updated title. xx active judgments and liens are found on updated title.
xx of the payment history provide for the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is XX month delinquent. xx last payment received was in the amount of $X,XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXand current interest rate as per pay history is X.XXX%.	xx:xx loan is collection,
xx of the payment history provide for the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is XX month delinquent. xx last payment received was in the amount of $X,XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXand current interest rate as per pay history is X.XXX%.xx servicing comments from xx/xx/XXXX till xx/xx/XXXX shows that there is no foreclosure found against the borrower; however no further information available to understand the current status of foreclosure process.
xx debtor xx and xx  filed xx-XX bankruptcy xx# xx on xx/xx/XXXX and the bk was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX. xx petition filed on xx/xx/XXXX shows amount of secured claim is $XXX,XXX.XX and unsecured portion is $X.XX.xx modification agreement was made between xx F. xx and xx S. xx and lender xx LLC on xx/xx/XXXX.  xx new modified rate is X.XXX % and borrower promises to pay P&I in the amount of $XXX.XX beginning of xx/xx/XXXX. xx new principal balance is $XX. xx deferred  balance is $X,XXX.XX and interest bearing amount is $XXX,XXX.XX.  xx maturity date is xx/xx/XXXX.
xx foreclosure related information found in the loan file.
xx pertaining damages and repairs were found to the subject property.
xx information found regarding COVID-19.

xx:xx:xx and xx filed xx-XX bankruptcy xx# xx on xx/xx/XXXX and the bk was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX. xx petition filed on xx/xx/XXXX shows amount of secured claim is $XXX,XXX.XX and unsecured portion is $X.XX. xx POC with the amount and arrearage amount is unavailable. xx for relief from automatic stay was not filed by debtor.	xx modification agreement was made between xx F. xx and xx S. xx.and lender xx LLC on xx/xx/XXXX. xx new modified rate is X.XXX % and borrower promises to pay P&I in the amount of $XXX.XX beginning of xx/xx/XXXX. xx new principal balance is $XX. xx deferred balance is $X,XXX.XX and interest bearing amount is $XXX,XXX.XX. xx maturity date is xx/xx/XXXX. xx are XX steps in the modification.

Missing Required State Disclosures	xx: xx of xx: 165 xx: 169 |---| -4 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 49.700%   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx 1 P&I   xx: $411.78   xx: $411.76   xx: $0.02   xx %: 0.00485%   xx:    xx: xx:
xx: xx 5 xx: xx: 0.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 666   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2055 xx: xx/xx/2037 xx: 6633 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The property is located at "Wisconsin" state.
The following state disclosures are missing from the loan file:-
1. Explanation of Personal Obligation
2. Marital Property Act Disclosure
3. Choice of Insurance Disclosure
4. Co-Signer Notice
																																																																																								5. Tattle Tale Notice under the Marital Property Act"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37296624	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,774.31	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,600.23	6.375%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2017	$231,716.27	$41,016.27	4.125%	$811.90	11/01/2017	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx/xx#xx/XXX.

xx chain of assignment has been completed. xx current assignment of mortgage is with xx xx which was recorded on xx/xx/XXXX.

xx is a senior mortgage that originated on xx/xx/XXXX with lender xx, xx. in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.

xx is a junior mortgage that originated on xx/xx/XXXX with lender xx, xx. in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx	xx:xx per the review of collection comments, the current status of the loan is in payment plan. xx per the collection comment dated xx/xx/XXXX, the reason for default is curtailment of income due to the borrower’s income impacted by COVID-19 pandemic. xx short form forbearance plan has been approved for X months that began xx/xx/XXXX to xx/xx/XXXX with monthly installment of $X.XX. xx collection comment dated xx/xx/XXXX states the forbearance plan has been xx/xx/XXXX. xx further proceedings found. xx BPO report (xx) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in average condition with no repairs noted.
xx:xx:xx	xx	xx: xx of xx: 166 xx: 169 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2006   xx: xx/xx/2006   xx: 8 (xx)   xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 46.720%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 659   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2037 xx: 7578 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6303203	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$452.68	12/10/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$405.52	6.375%	360	xx	xx	Conventional	Fixed	Purchase	86.667%	86.667%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2017	$57,149.58	Not Applicable	6.375%	$329.51	07/01/2017	Financial Hardship	xx per updated title report as of xx/xx/XXXX the subject mortgage is at first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX.
xx of assignment is complete as the current assignee is xx, xx.
xx active judgments or liens have been found.
xx annual tax is $XXX.XX.
xx history as of xx/xx/XXXX shows that the loan is XX month behind its regular payment. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is XX month behind its regular payment. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.
xx evidence of post-closing foreclosure or bankruptcy has been found. xx evidence of damage or repair on subject property has been found. xx per comment dated xx/xx/XXXX the reason for default is marital problems.

xx:xx:xx	xx latest modification agreement has been made between borrower and lender effective from xx/xx/XXXX. xx per MOD borrower has agreed to pay the interest bearing amount of $XX,XXX.XX with fixed interest rate of X.XXX % and P&I of $XXX.XX. xx payment was started from xx/xx/XXXX and the maturity date is xx/xx/XXXX.	xx: xx of xx: 167 xx: 170 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 17.750%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2057   xx: xx/xx/2036   xx: 7487 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77530296	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/22/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,240.18	6.250%	300	xx	xx	Not Applicable	Fixed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX with the book/page xx in the amount of $XXX,XXX.XX with xx, xx.
xx chain of assignment has been completed.
xx delinquent tax has been found.
xx	xx:
xx loan is currently in collections. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X months. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX.
xx reason for default is unavailable.
xx latest servicing comment has been found to determine the current occupancy of the subject property. xx damage or repairs have been found.

xx:
xx per the comment dated xx/xx/XXXX, the reason for default is the illness of the borrower.
xx per the comment dated xx/xx/XXXX, the servicer provided a X-month repayment plan to the borrower, and it started on xx-XXXX.
xx per the comment dated xx/xx/XXXX, the FC was cancelled.
xx:xx:xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer	xx: xx of xx: 166 xx: 170 |---| -4 |----| -2.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 40.820%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx not use for review. xx: xx:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23876675	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,534.60	11/25/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,810.68	6.125%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2014	$264,071.28	Not Applicable	4.500%	$1,187.17	12/01/2014	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee xx. with xx # xx. xx chain of assignment has been completed; currently the assignment is with xx D/B/A xx .
xx judgment or liens has been found against borrower.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXd PITI is in the amount of $XXx UPB reflected as per the payment history tape data is in the amount of $XX.	xx:xx per payment history borrower is current with the loan. xx evidence has been found regarding damage or repairs in the latest servicing comments. xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx:xx:xx debtor had filed bankruptcy under chapter-XX on xx/xx/XXXX with the case#xx and plan was confirmed on xx/xx/XXXX. xx POC amount was $XXX,XXX.XX and the arrearage amount was $XX,XXX.XX.	xx loan modification agreement was made between the borrower xx and xx and servicer xx LLC. on xx/xx/XXXX with the new modified unpaid principal balance $XXX,XXX.XX. xx interest bearing amount was $XXX,XXX.XX. xx interest rate was X.XXX% and the modified P&I was $XXXX.XX beginning on xx/xx/XXXX maturity date xx/xx/XXXX. xx is no deferred balance and no principal forgiven amount.	xx: xx of xx: 166 xx: 168 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2007   xx: xx/xx/2006   xx: 21 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 57.870%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 679   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2054 xx: xx/xx/2037 xx: 6482 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78344077	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$490.48	6.500%	360	xx	xx	Conventional	Fixed	Refinance	97.000%	97.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2018	$65,153.93	$0.00	6.500%	$381.45	06/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with lender “xx as nominee for xx consultants xx” and was recorded on xx/xx/XXXX. xx prior year delinquent taxes found. xx of mortgage is xxomplete.	xx:xx servicing comments from xx/xx/XXXX to xx/xx/XXXX shows borrower is in collection. xx for default is unemployment and decrease in income comment dated xx/xx/XXXX. xx review of payment history provide for the period xx/xx/XXXX to xx/xx/XXXX shows borrower is X month delinquent to make payment borrower is in collection. xx last payment received on xx/xx/XXXX. xx due date is xx/xx/XXXX. xx UPB reflects in the amount $XX,XXX.XX. xx foreclosure and bankruptcy activity found in the loan file.
xx:xx:xx	xx loan modification agreement was made between borrower and lender ” xx LLC” on xx/xx/XXXX. xx modified UPB is $XX,XXX.XX. xx promises to pay P&I $XXX.XX and interest rate X.XXX%. xx modified maturity date is xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 165 xx: 168 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2037 xx: 7759 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68667003	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,279.31	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$672.33	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/12/2018	$94,588.15	Not Applicable	6.625%	$562.22	07/01/2018	Financial Hardship	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx L xx and xx M xx, xx and xx and xx M xx, A xx and lender xx of xx, N.A, which was recorded on xx/xx/XXXX. xx chain of assignment is complete the assignment of mortgage is currently with the “xx xx”.
xx active lien and judgment have been found on the updated title report.
xx	xx:xx subject loan is in collection. xx of the collection comments states that the borrower has been delinquent for X month and the next due date is xx/xx/XXXX.
xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which began on xx/xx/XXXX. xx new modified principal balance is in the amount of $XXand the interest bearing amount is $XX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.
xx per collection comments the subject property has been occupied by the owner and is in average condition.
xx per collection comments the principle borrower had deceased and there is no death certificate in the loan file.
xx per comment dated xx/xx/XXXX the borrower has been affected by the COVID-19. xx shows that the COVID FB plan has been extended for X months which starts from xx/xx/XXXX and end on xx/xx/XXXX.

xx:xx:xx	xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which began on xx/xx/XXXX. xx new modified principal balance is in the amount of $XXand the interest bearing amount is $XX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.	xx: xx of xx: 165 xx: 168 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 48.110%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 565   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2037 xx: 7790 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56110887	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$0.00	10/09/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$591.24	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2019	$71,709.17	$12,709.17	4.500%	$265.24	07/01/2019	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with MERS as nominee for xx.
xx chain of assignment has been completed. xx current assignment is with “xx D/B/A xx”, which was recorded on xx/xx/XXXX.
xx is a senior mortgage in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX and filed by xx A xx and M xx.
xx taxes have been paid in the amount of $XXX.XX.
xx delinquent taxes have been found for the prior years.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX	xx:xx current status of the loan is in collection.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X months and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX
AS per collection comments review, borrower’s intention is to keep the property. xx subject property is in average condition. xx damage has been noted.
xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx A xx” and lender “xx LLC”. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XX,XXX.XX. xx UPB, the deferred balance amount is $XX,XXX.XX and the interest bearing amount is $XX,XXX.XX.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx A xx” and lender “xx LLC”. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XX,XXX.XX. xx UPB, the deferred balance amount is $XX,XXX.XX and the interest bearing amount is $XX,XXX.XX.	xx: xx of xx: 165 xx: 169 |---| -4 |----| -2.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 27.767%   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2019   xx: -30 (xx)   xx %:    xx: xx of last modification is xx/xx/2019   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string is xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2059   xx: xx/xx/2037   xx: 8186 (xx)   xx %:    xx: xx maturity date is xx/xx/2059   xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: NA xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6362733	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$879.10	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$693.23	6.875%	360	xx	xx	Conventional	Fixed	Refinance	93.077%	93.077%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	02/01/2018	$127,745.36	Not Applicable	4.000%	$533.90	02/01/2018	Financial Hardship	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx’ in the amount of $XXX,XXX.XX in favor of ‘xx xx’ which was recorded on xx/xx/XXXX under xx.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx xx dba xx’.
xx prior delinquent taxes have been found.
xx is civil judgment against the subject borrower in the amount of $XX.XX which was recorded on xx/xx/XXXX in the favor of ‘xx’.
xx county taxes for XXXX have been paid off in the amount of $XXX.X.
xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX. xx delinquency has been done for more than X month. xx last payment was received in the amount of $XXX.XX with interest rate of X.XX% and P&I is $XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx:
xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX. xx delinquency has been done for more than X month. xx last payment was received in the amount of $XXX.XX with interest rate of X.XX% and P&I is $XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available collection comments.
xx comment dated xx/xx/XXXX shows that reason for default is reduced income due to COVID-19.
xx comment dated xx/xx/XXXX shows that subject property is occupied by owner.

xx:xx:xx	xx loan was modified on xx/xx/XXXX with the fixed amortization with the new principal balance of $XXX,XXX.XX and the new interest bearing principal amount is in the amount of $XX. xx borrower promises to pay the P&I of $XXX.XX with the new interest rate of X.XX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.

xx: xx of xx: 165 xx: 168 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 52.200%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: PMI   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 649   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2037 xx: 7639 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16442171	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,287.20	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$472.83	7.750%	360	xx	xx	Conventional	Fixed	Refinance	69.474%	69.474%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with book/page# XXXX / XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for xx, xx.

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

XXXX combined Xst taxes have been paid in the amount of $XXX.XX on xx/xx/XXXX.

XXXX combined Xnd taxes have been due off the amount of $XXX.XX on xx/xx/XXXX.

XXXX combined Xrd taxes have been paid in the amount of $XXX.XX on xx/xx/XXXX.

XXXX combined Xth taxes have been paid in the amount of $XXX.XX on xx/xx/XXXX.

xx prior year delinquent taxes have been found in the updated title report.	xx of the payment history dated as of xx/xx/XXXX reveals that borrower has been the delinquent for XX month. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB as of date reflects in the provided payment history is in the amount of $XXand current interest rate as per payment history is X.XXX%.	xx:xx currently is in collections. xx payment history as of xx/xx/XXXX, reveals that the loan has been delinquent for X month and the UPB as of the data is in the amount of $XX
xx of the payment history dated as of xx/xx/XXXX reveals that borrower has been the delinquent for XX month. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB as of date reflects in the provided payment history is in the amount of $XXand current interest rate as per payment history is X.XXX%.
xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx evidences are available in the latest XX months servicing comments regarding xx.
xx:xx:xx	xx	xx: xx of xx: 166 xx: 169 |---| -3 |----| -1.xx% xx: xx of xx is 166. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx DTI xx: xx: 25.750%   xx:    xx %:    xx: xx DTI xx percent is not applicable.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L xx MI xx.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx potential is not applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx but tape data shows xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx but tape data shows xx.   xx: xx:
xx: xx:    xx:    xx %:    xx: xx is 566 xx.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx of xx is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx of xx is xx.   xx: xx:
																																																																																				xx: xx: xx: 643 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4409459	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$318.34	$3,097.81	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$836.03	6.375%	480	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/09/2019	$179,264.75	Not Applicable	4.625%	$820.37	07/01/2019	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx D/B/A xx-xx. with xx .
xx chain of assignment has been completed; currently the assignment is with xx .
xx active judgments or liens has been found against borrower.	xx:xx per payment history the borrower is X months delinquent with the loan. xx reason for default is unable to determine from latest servicing comments. xx evidence has been found regarding damage or repairs in the latest servicing comments. xx comment has been found stating that borrower’s income is impacted due to xx-XX.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with the new modified unpaid principal balance $XXX,XXX.XX. xx interest bearing amount was $XXX,XXX.XX. xx interest rate was X.XXX% and the modified P&I was $XXX.XX beginning on xx/xx/XXXX to the maturity date xx/xx/XXXX. xx is no deferred balance and there is no principal forgiven amount.	Origination Appraisal	xx: xx of xx: 165 xx: 169 |---| -4 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2006   xx: xx/xx/2006   xx: 22 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 60.420%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2019   xx: -10 (xx)   xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 651   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2047 xx: 4534 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30772493	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,741.05	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$936.47	7.125%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2019	$103,566.06	Not Applicable	7.125%	$653.02	09/01/2019	Financial Hardship	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “xx, N.A." in the amount of $XXX,XXX.XX which is recorded on xx/xx/XXXX.
xx chain of assignment is complete as the current assignment is with “xx xx D/B/A xx. xx and xx”. xx per updated title report xx/xx/XXXX, xx IRS lien (xx of xx for xx) is on the subject property held by "xx of the xx - xx" in the amount of $XXX,XXX.XX which is greater than loan amount recorded on xx/xx/XXXX. xx subject property is located in xx. shows one xx enforcement on the subject property held by "xx of xx." in the amount of $XXX.XX which was recorded on xx/xx/XXXX. xx subject property is located in TX. xx can be possibility of foreclosure due to this unpaid mortgage lien.	xx:xx servicing comments from xx/xx/XXXX to xx/xx/XXXX, the loan is in collection.
xx is X month delinquent with the loan. xx is no foreclosure activity in the loan file and no bankruptcy filed by borrower. xx pertaining damages are found against the subject property.
xx:xx:xx	xx modification agreement was made on xx/xx/XXXX. xx has promised to pay the principal and interest in the amount of $XXX.XX with the interest rate of X.XXX% on same day of each month till the maturity date. xx new principal balance is $XX, which is also an interest bearing amount. xx last modified payment will be due on xx/xx/XXXX.	xx: xx of xx: 164 xx: 167 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 31.390%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 647   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2037 xx: 8188 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13355963	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,757.19	11/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$810.76	$1,043.86	7.375%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	$32,980.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX with xx's xx and was recorded on xx/xx/XXXX with xx# xx#/xx# xx in the amount of $ XXX,XXX.XX.

xx of the assignment is complete.

xx is one junior mortgage found against the subject property/borrower which was recorded on xx/xx/XXXX in the favor of xx, xx in the amount of $ XX,XXX.XX.

xx active judgments or liens found.
xx Xst county taxes of XXXX have been due in the amount of $X,XXX.XX on xx/xx/XXXX.
xx Xnd county taxes of XXXX have been due in the amount of $X,XXX.XX on xx/xx/XXXX
xx prior delinquency taxes are found.
xx to the review of payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected in the amount of $XX.	xx:xx current status of the loan is performing.
xx to the review of payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected in the amount of $XX.
xx reason for default is xx of xx.
xx per collection comment dated xx/xx/XXXX, the subject property is owner-occupied.

xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 163 xx: 166 |---| -3 |----| -1.xx% xx: 163. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx DTI xx: xx: 36.700%   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -24.xx%   xx: xx value is $131,920.00   xx: xx:
xx: xx P&I   xx: $1043.86   xx: $810.76   xx: $233.10   xx %: 28.xx%   xx: P&I is $1,043.86.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx is 00000000000000000000000000   xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx: xx is 00000000000000000000000000   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: 712   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: N/A. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32751784	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$944.98	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,563.42	6.375%	360	xx	xx	Conventional	Fixed	Not Applicable	71.699%	71.699%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	12/03/2013	$237,545.37	Not Applicable	4.125%	$1,322.01	01/01/2014	Financial Hardship	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of xx, xx., in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx# XXXX / XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx .

xx active judgments or lien have been found against the borrower or subject property.

xx annual xx for XXXX have been paid in the amount of $XXX.XX.

xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx latest modification agreement was made on xx/xx/XXXX with step amortization. xx new principal balance is $XX. xx rate was started from X.XXX% with P&I $X,XXX.XX. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX% and P&I $X,XXX.XX.

xx comment dated xx/xx/XXXX stated that borrower has been impacted by xx-XX and requested X months forbearance plan which was approved and begun from xx/xx/XXXX. xx per comment dated xx/xx/XXXX the FB plan extended till xx/xx/XXXX. xx further details have been found.

xx debtor "xx C. xx and xx” had filed the bankruptcy under ch#XX with the case# xx on xx/xx/XXXX. xx D of xx dated xx/xx/XXXX shows that the amount of claim without deduction value of collateral is $XXX,XXX.XX and value of property is $XX,XXX.XX; therefore, the unsecured portion is $XXX,XXX.XX. xx POC was filed by subject creditor on xx/xx/XXXX with the claim amount of $XXX,XXX.XX and arraers in the amount of $X,XXX.XX. xx plan was confirmed on xx/xx/XXXX. xx BK was dismissed on xx/xx/XXXX and case was terminated on xx/xx/XXXX. xx per trustees final report dated xx/xx/XXXX debtor has not paid anything towards the subject creditor.

xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.

xx:xx:xx debtor "xx C. xx and xx” had filed the bankruptcy under ch#XX with the case# xx on xx/xx/XXXX. xx D of xx dated xx/xx/XXXX shows that the amount of claim without deduction value of collateral is $XXX,XXX.XX and value of property is $XX,XXX.XX; therefore, the unsecured portion is $XXX,XXX.XX. xx POC was filed by subject creditor on xx/xx/XXXX with the claim amount of $XXX,XXX.XX and arraers in the amount of $X,XXX.XX. xx plan was confirmed on xx/xx/XXXX. xx BK was dismissed on xx/xx/XXXX and case was terminated on xx/xx/XXXX. xx per trustees final report dated xx/xx/XXXX debtor has not paid anything towards the subject creditor.

xx latest modification agreement was made on xx/xx/XXXX with step amortization. xx new principal balance is $XX. xx rate was started from X.XXX% with P&I $X,XXX.XX. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX% and P&I $X,XXX.XX.	Origination Appraisal	xx: xx of xx: 162 xx: 166 |---| -4 |----| -2.xx% xx: xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 45.890%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal Report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26918977	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,951.45	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,012.40	7.125%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/21/2017	$301,800.50	Not Applicable	4.000%	$1,261.34	04/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx, xx.

xx active judgments/liens have been found in the updated title report against the borrower/subject property.	xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX.xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.	xx:xx per updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX.xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.xx shows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $X,XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.xx debtor (O'brayant) had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx and the plan was not confirmed and debtor was discharged on xx/xx/XXXX also terminated on xx/xx/XXXX.POC was not filed.
xx:xx:xx debtor (O'brayant) had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx and the plan was not confirmed and debtor was discharged on xx/xx/XXXX also terminated on xx/xx/XXXX.POC was not filed.	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $X,XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	xx: xx of xx: 165 xx: 167 |---| -2 |----| -1.xx% xx: xx applicable. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx (xx) is xx.   xx: xx:
xx: xx DTI xx: xx: 54.670%   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx history string is 000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx: xx history string reversed is 000000000000000000000000.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: 639   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2037 xx: 7305 (xx) xx %: xx: xx maturity date is xx/xx/2057. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7707215	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,119.97	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$728.14	6.500%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2015	$107,812.40	Not Applicable	6.500%	$631.20	08/01/2015	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx of assignment has been completed. xx assignment is with the “xx, xx”.
xx is one IRS lien against the borrower xx in the favor of xx of the xx - xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx city taxes for the year of XXXX have been paid in the amount of $XXX.XX and the annual county taxes have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx current P&I is $XXXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.	xx:xx loan present status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx current P&I is $XXXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the borrower had deceased (“xx”). xx, the death certificate and date of death is not found in the available loan files.
xx foreclosure activity has been found.
xx bankruptcy details have been found.
xx property occupancy is unable to be determined. xx damage and repairs have been found.

xx:xx:xx	xx loan was modified on xx/xx/XXXX between the borrower and the lender. xx per the modified terms, the new principal balance is $XX. xx borrower has promised to pay in the amount of $XXX.XX with an interest rate of X.XX% beginning from xx/xx/XXXX till new maturity date of xx/xx/XXXX.	xx: xx of xx: 163 xx: 165 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 29.830%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2015   xx: xx/xx/2015   xx: -8 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 641   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2037 xx: 6635 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62578726	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,432.39	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,997.33	6.500%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/09/2019	$290,277.49	Not Applicable	4.375%	$1,281.75	09/01/2019	Financial Hardship	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “xx, xx." in the amount of $XXX,XXX.XX which is recorded on xx/xx/XXXX.
xx chain of assignment is complete as the current assignment is with “xx xx D/B/A xx. xx and xx”.	xx:xx servicing comments from xx/xx/XXXX to xx/xx/XXXX, the loan is in collection.
xx is X month delinquent with the loan. xx is no foreclosure activity in the loan file. xx bankruptcy filed by borrower also no pertaining damages are found against the subjec property.
xx:xx:xx	xx modification agreement was made on xx/xx/XXXX. xx has promised to pay the principal and interest in the amount of $X,XXX.XX with the interest rate of X.XXX% on same day of each month till the maturity date. xx new principal balance is $XX, which is also an interest bearing amount. xx last modified payment will be due on xx/xx/XXXX. xx loan has been modified in XXXX and XXXX.	xx: xx of xx: 162 xx: 165 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 26.220%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 631   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059   xx: xx/xx/2037   xx: 8127 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82040612	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$13,350.94	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,075.67	6.375%	480	xx	xx	Conventional	Fixed	Not Applicable	78.261%	78.261%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/05/2020	$396,085.53	$71,785.49	3.750%	$1,305.39	07/01/2020	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx, xx which was recorded on xx/xx/XXXX.
xx is a credit card judgment in the favor of xx, N. A. in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx is a credit card judgment in the favor of xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx is a water/sewer lien in the favor of xx of xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX. xx, as per tax collector redemption amount is $X,XXX.XX which is good through till xx/xx/XXXX.
Xst installment of town jurisdiction tax for the year XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
Xnd installment of town jurisdiction tax for the year XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for default is the borrower has been impacted by COVID-19.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx loan modification agreement was made between (borrower) xx F xx and xx S xx and (xx) xx, on xx/xx/XXXX.
xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx loan modification agreement was made between (borrower) xx F xx and xx S xx and (xx) xx, on xx/xx/XXXX.
xx borrower promises to pay the new UPB in the amount of $XXX,XXX.XX with an annual fixed modified interest rate of X.XXX% and new P&I is in the amount of $XXhat began from xx/xx/XXXX. xx maturity is xx/xx/XXXX. xx interest bearing amount is $XXX,XXX.XX and deferred balance in the amount of $XX,XXX.XX. xx is no provision for the balloon payment. xx, the loan has been modified in the year XXXX.	xx: xx of xx: 164 xx: 166 |---| -2 |----| -1.xx% xx: 164. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 38.263%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx: xx/xx/2020   xx: xx/xx/2020   xx: -26 (xx)   xx %:    xx: xx/xx/2020.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 001000MMMMMMM44111111121   xx: xx:    xx %:    xx: 001000MMMMMMM44111111121.   xx: xx:
xx: xx: 12111111144MMMMMMM000100   xx: xx'   xx:    xx %:    xx: 1211111144MMMMMMM000100.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 680   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2060 xx: xx/xx/2047 xx: 4810 (xx) xx %: xx: xx/xx/2060. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91565551	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,208.26	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,971.78	7.500%	360	xx	xx	Conventional	Fixed	Not Applicable	99.471%	99.471%	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2014	$267,676.24	Not Applicable	5.125%	$1,662.61	09/01/2014	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx’s xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx#xx.

xx chain of assignment has been completed. xx current assignment of mortgage is with xx xx which was recorded on xx/xx/XXXX.

xx active judgments or liens have been found against the borrower/subject property.

xx county annual installment taxes for the year XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X month with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is in payment plan. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X month with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX. xx loan was modified on xx/xx/XXXX. xx collection comment dated xx/xx/XXXX states the reason for default is curtailment of income due to the borrower’s income impacted by COVID-19 pandemic. xx short term forbearance plan has been approved for X months that began from xx/xx/XXXX to xx/xx/XXXX with monthly installment of $X.XX. xx collection comment dated xx/xx/XXXX states the forbearance plan has been extended till xx/xx/XXXX. xx further proceedings found. xx BPO report (xx) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
xx:xx:xx	xx loan modification agreement made between borrower xx (xx) and xx LLC (xx) on xx/xx/XXXX. xx per the modified terms, the new principal balance $XXX,XXX.XX. xx borrower promises to pay $X,XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Mortgage Insurance	xx: xx of xx: 162 xx: 165 |---| -3 |----| -1.xx% xx: xx of xx is 162 months. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2007   xx: xx/xx/2007   xx: 8 (xx)   xx %:    xx: xx date is xx/xx/2007.   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 61.230%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx: UA   xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: UA   xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx: UA   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 622   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: NA xx: xx:	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "This loan is originated as conventional on xx/xx/2007. LTV exceeds more than 80% the lender requires a mortgage insurance certificate. However, the MI certificate is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14439586	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,562.75	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$953.93	6.495%	360	xx	xx	Conventional	Fixed	Not Applicable	99.342%	99.342%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2018	$126,803.03	Not Applicable	6.495%	$741.93	07/01/2018	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with the lender “xx a division of xx” with xx#xx.
xx chain of assignment has been completed. xx loan is currently in assignment with “xx xx” recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx county taxes for the year XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX.
xx delinquent taxes have been found for the prior year.
xx per the payment history as of xx/xx/XXXX, borrower is making payments. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of /X/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX.	xx:xx is in performing status.

xx per the payment history as of xx/xx/XXXX, borrower is making payments. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of /X/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX.

xx post-closing bankruptcy activity has been found. xx foreclosure activity has been noted.

xx per the BPO report dated xx/xx/XXXX located at “xx”, the property appears to be in well maintained. xx appears to be in good condition. xx damage was noted.

xx:xx:xx	xx modification agreement was made between the borrower and lender on the effective date of xx/xx/XXXX. xx borrower has promised to pay the new principal balance of $XXX,XXX.XX with the fixed interest rate X.XXX % and P&I of $XXX.XX that began from the first payment date xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx deferred and forgiven has been noted.	xx: xx of xx: 163 xx: 165 |---| -2 |----| -1.xx% xx: N/A xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 63.580%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: PMI   xx:    xx %:    xx: N/A   xx: xx:
xx: MI xx: xx: 20.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 765   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: N/A   xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2037 xx: 7701 (xx) xx %: xx: xx per xx, the maturity date is xx/xx/2058. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44013531	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$11,882.18	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,075.51	6.750%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	07/22/2019	$319,506.43	$26,786.43	4.250%	$1,269.29	08/01/2019	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with xx xx. which was recorded on xx/xx/XXXX.
xx is a junior mortgage in the amount of $XXX,XXX which was recorded on xx/xx/XXXX in the favor of xx.
xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $xx.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx per the review of the PACER report, the borrower xx and xx had filed bankruptcy under chapter XX with the case#xx on xx/xx/XXXX.
xx debtor was discharged on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.

xx per the comment dated xx/xx/XXXX, the borrower’s income was impacted by xx. xx further details have been found.

xx:xx:xx per the review of the PACER report, the borrower xx and xx had filed bankruptcy under chapter XX with the case#xx on xx/xx/XXXX.
xx debtor was discharged on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.
xx modification agreement was signed between the borrower xx and the lender xx, LLC on xx/xx/XXXX. xx UPB is $XXX,XXX.XX. xx borrower promises to pay P&I in the amount of $X,XXX.XX with an interest rate of X.XXX%, beginning from xx/xx/XXXX. xx maturity is xx/xx/XXXX. xx is a deferred balance of $XX,XXX.XX and the interest bearing amount is $XXX,XXX.XX.	Origination Appraisal	xx: xx of xx: 164 xx: 166 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2037 xx: 8126 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "An Appraisal report from origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99224486	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,027.38	11/20/2024	Unavailable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,567.54	6.250%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/10/2018	$350,231.69	$131.69	4.500%	$1,573.92	09/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with “lender” xx and was recorded on xx/xx/XXXX. xx chain of assignment is xxomplete. xx chain of assignment goes to xx xx to xx or xx but the UT shows last assignment from xx xx xx and xx to xx xx. xx annual county property taxes were paid in the amount of $X,XXX.XX.
.. . xx are active judgments and liens are found on updated title.
X.xx state tax lien in the amount of $XX,XXX.XX in the favor of “xx of xx” and recorded on different dates.
X.xx is state tax lien found in updated title in the amount of $XX,XXX.XX in the favor of “xx of xx” and recorded on different dates..
X.xx is civil judgment lien in the amount of $XX,XXX.XX in the favor of   “xx.” and recorded on different dates..
X.xx is civil judgment lien in the amount of $XXX,XXX.XX in the favor of “xx”  and recorded on xx/xx/XXXX.

xx of the payment history provide for the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is currently performing. xx last payment received was in the amount of $X,XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX and current interest rate as per pay history is X.XXX%.	xx:xx loan is performing.
xx review of the payment history provide for the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is currently performing. xx last payment received was in the amount of $X,XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX and current interest rate as per pay history is X.XXX%.
xx loan modification agreement was made between xx and xx   and lender xx LLC on xx/xx/XXXX.  xx new modified rate is X.XXX % and borrower promises to pay P&I in the amount of $X,XXX.XX beginning of xx/xx/XXXX. xx new principal balance is $XX. xx deferred balance is $XXX.XX and interest bearing amount is $XXX,XXX.XX. xx maturity date is xx/xx/XXXX.
xx servicing comments from xx/xx/XXXX till xx/xx/XXXX shows that foreclosure is on hold due to awaiting fund to post. xx comment dated xx/xx/XXXX shows loan placed on hold due to xx. xx reason for foreclosure delay is moratorium. xx for default is unknown.
xx damage pertaining against the subject property.
xx bankruptcy filed by debtor and no liens found.
xx information regarding COVID-19.
xx:xx per servicing comment dated xx/xx/XXXX shows that foreclosure is on hold due to awaiting fund to post. xx comment dated xx/xx/XXXX shows loan placed on hold due to xx. xx reason for foreclosure delay is moratorium. xx for default is unknown. xxand xx pendens not filed by borrower and referral date is unknown.xx further information regarding to foreclosure.
xx:xx	xx modification agreement was made between xx and xx and lender xx LLC on xx/xx/XXXX. xx new modified rate is X.XXX % and borrower promises to pay P&I in the amount of $X,XXX.XX beginning of xx/xx/XXXX. xx new principal balance is $XX. xx deferred balance is $XXX.XX and interest bearing amount is $XXX,XXX.XX. xx maturity date is xx/xx/XXXX. xx are no steps in the modification.	Missing Required State Disclosures	xx: xx of xx: 164 xx: 166 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 30.260%   xx:    xx %:    xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -22 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 657   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058 xx: xx/xx/2037 xx: 7792 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The property is located at "Wisconsin" state.
The following state disclosures are missing from loan file:-
1. Explanation of Personal Obligation
2. Marital Property Act Disclosure
3. Choice of Insurance Disclosure
4. Co-Signer Notice
																																																																																								5. Tattle Tale Notice under the Marital Property Act"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93075934	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,480.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$499.45	6.625%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	09/01/2019	$64,328.34	Not Applicable	6.625%	$382.36	10/01/2019	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “xx, N.A.” for the amount of $XX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is from xx D/B/A xx recorded on xx/xx/XXXX.
xx active liens and judgments have been found against the borrower and subject property.
xx prior year delinquent taxes have been found.
xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has been modified since origination. xx borrower has been making the payment as per the modification agreement which was made on xx/xx/XXXX between the borrower “xx M xx” and lender "xx LLC”. xx per the modified terms, the new principal balance is $XX xx borrower has promised to pay the amount of $XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx per the comment dated xx/xx/XXXX, the reason for default is loss of income and the subject property is owner occupied. xx borrower intends to keep the property. xx to comment dated xx/xx/XXXX, the subject property had damages. xx property needs repairs. xx, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. xx details have been found regarding the insurance claim.
xx:xx:xx	xx loan has been modified since origination. xx borrower has been making the payment as per the modification agreement which was made on xx/xx/XXXX between the borrower “xx M xx” and lender "xx LLC”. xx per the modified terms, the new principal balance is $XX xx borrower has promised to pay the amount of $XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX.	xx: xx of xx: 163 xx: 165 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 31.510%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 638   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2037 xx: 8158 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99227990	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,532.38	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,182.18	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the assignment is from xx xx xx D/B/A xx to xx D/B/A xx.
xx active judgments or liens found.
xx prior years of taxes have been paid.
xx	xx:xx loan is currently in xx. xx borrower is currently delinquent for X month and next due date is xx/xx/XXXX.
xx per comment dated xx/xx/XXXX, the reason for default is xx of income.
xx post-closing details regarding the foreclosure and bankruptcy have not been found.
xx damages were reported.
xx:xx:xx	xx	xx: xx of xx: 161 xx: 164 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 37.420%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 632   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65955117	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,838.74	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$545.63	7.375%	360	xx	xx	Conventional	Fixed	Not Applicable	95.990%	95.990%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	7.375%	$446.64	06/01/2018	Financial Hardship	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx., in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx# XXXX /XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx .

xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX

xx conventional fixed rate loan was originated on xx/xx/XXXX with fixed interest rate of X.XXX% and P&I is in the amount of $XXwever, latest pay history shows current interest rate X.XXX% and P&I in the amount of $XXX.XX. xx is reduction in P&I with respect to xx. xx provided tape reflects that loan was modified on xx/xx/XXXX. xx required xx is missing from the loan file.

xx per comment dated xx/xx/XXXX the borrower has been impacted by xx-XX and the forbearance plan for X months was approved which was begun from xx/xx/XXXX. xx hours were cut due to COVID-19 impact. xx more details are available.

xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.

xx:xx:xx	xx conventional fixed rate loan was originated on xx/xx/XXXX with fixed interest rate of X.XXX% and P&I is in the amount of $XXwever, latest pay history shows current interest rate X.XXX% and P&I in the amount of $XXX.XX. xx is reduction in P&I with respect to xx. xx provided tape reflects that loan was modified on xx/xx/XXXX. xx required xx is missing from the loan file.	xx: xx of xx: 161 xx: 164 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 38.410%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 645   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2037 xx: 7639 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46292505	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,462.95	01/01/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$464.64	7.120%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX with the lender “xx a division of xx” with xx#xx. xx chain of assignment has been completed. xx active judgments or liens have been found. xx delinquent taxes have been found for the prior year.	xx	xx:xx is in collection.

xx to the payment history as of xx/xx/XXXX, the borrower is X month delinquent with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx current P&I is $XXX.XX and the interest rate is X%. xx current UPB as of the date is $XX,XXX.XX.

xx post-closing bankruptcy activity has been found.  xx foreclosure activity has been noted.

xx per the collection comments dated xx/xx/XXXX, the borrower’s RFD is curtailment of income. xx comment dated xx/xx/XXXX shows the borrower is currently under on XX months RPP from the period xx/xx/XXXX through xx/xx/XXXX. xx further details have been found.

xx per the BPO report dated xx/xx/XXXX located at “xx”, the property needs some exterior  paint which requires estimated cost of amount is $X,XXX.XX xx further details have been found.

xx:xx:xx	xx is conventional fixed mortgage with the original P&I $XXX.XX and the interest rate X.XXXX% with the maturity date xx/xx/XXXX. xx per the payment history tape data as of xx/xx/XXXX, the current P&I is $XXX.XX and the interest rate is X.XXX %. xx, there is decrease in P&I and rate with respect to note data which seems that there would be a possibility of modification. xx modification tape data also reflects the xx effective date is xx/xx/XXXX. xx, the executed modification agreement is missing from the loan file.	xx: xx of xx: 161 xx: 164 |---| -3 |----| -1.xx% xx: N/A xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 57.000%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is missing.   xx: xx:
xx: MI xx: xx: PMI   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: N/A   xx: xx:
																																																																																				xx: xx: xx: xx/xx/2037 xx: xx %: xx: xx is missing. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46370401	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,416.50	12/05/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$745.02	6.250%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with xx . “xx” and was recorded on xx/xx/XXXX. xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx. ” instead of “xx . xx county property tax for the year XXXX was paid on X/XX/xx. xx prior years delinquent taxes found. xx following liens and judgments are active on the title: X-xx mortgage which is recorded on xx/xx/XXXX is in the amount of $XXe lander xx, xx	xx of the payment history provide from the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is performing. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX and due date xx/xx/XXXX the next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXrent interest rate as per pay history is X.XXX%.

xx:xx loa is in performing.
xx of the payment history provide from the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is performing. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX and due date xx/xx/XXXX the next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXrent interest rate as per pay history is X.XXX%.
xx per servicing comments, the comments are available X/XX//XXXX and xx/xx/XXXX. xx that  borrower is current with loan.
xx and foreclosure activity found on the loan file.
xx damage or repairs found on the subject property.

xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 162 xx: 164 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 37.815%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 00000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 00000   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 699 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40779055	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	$0.00	$6,660.56	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,806.55	6.875%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/22/2011	$268,963.46	Not Applicable	6.875%	$1,647.06	11/01/2011	Financial Hardship	xx of xx report dated xx/xx/XXXX shows that subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX by xx and recorded on xx/xx/XXXX. xx of assignment is xxomplete as last assignee should be xx or xx. xx taxes for the year XXXX were paid on xx/xx/XXXX.
xx liens and judgments are active on subject property
xx mortgage on subject property originated on xx/xx/XXXX by xx, xx A xx and xx in the amount of $XXXX.XX and recorded on xx/xx/XXXX.
 xx are multiple ECB liens recorded in the amount of $XXX.XX from XXXX to XXXX by xx.
xx are multiple active state tax liens in the amount of $xx recorded from XXXX to XXXX by xx of xx and xx.	xx of payment history as of xx/xx/XXXX shows that borrower is X month delinquent with the loan. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx UPB reflected as per pay history is $XXX,XXX.XX and current I.R. is X.XXX%.	xx:xx is in collections.
xx of payment history as of xx/xx/XXXX shows that borrower is X month delinquent with the loan. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx UPB reflected as per pay history is $XXX,XXX.XX and current I.R. is X.XXX%.
xx per PACER no bankruptcy has been filed by borrower.
xx foreclosure related information found in the loan file.
xx pertaining damages and repairs were found to the subject property.
xx:xx:xx	xx loan modification agreement was made between xx O xx " borrower" and xx of xx N.A. on xx/xx/XXXX. xx principle balance as per modification is $XXX,XXX.XX which is also interest bearing amount. xx agrees to pay P.I. in the amount of $XXXX.XX with the I.R. of X.XXX% starting from xx/xx/XXXX. xx maturity date is xx/xx/XXXX.	xx: xx of xx: 161 xx: 164 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 675   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2051 xx: xx/xx/2037 xx: 5235 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7774495	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,958.00	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$598.11	7.000%	360		xx	xx		Conventional	Fixed		Purchase	96.667%	96.667%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/31/2017	$88,311.57	$18,951.57	3.625%	$273.92	10/01/2017	Financial Hardship
xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx M. xx and xx J. xx’ in the amount of $XX,XXX.XX in favor of ‘xx, xx. dba xx's xx’ which was recorded on xx/xx/XXXX under xx# XXXX-xx/ XX.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx xx dba xx’.
xx active judgments/liens have been found against the subject property/owner.
xx prior delinquent taxes have been found.
xx county taxes for XXXX have been paid off in the amount of $X,XXX.XX.
xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX. xx delinquency has been done for more than X month. xx last payment was received in the amount of $XXX.XX with interest rate of X.XXX% and P&I is $XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX	xx:xx:

xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX. xx delinquency has been done for more than X month. xx last payment was received in the amount of $XXX.XX with interest rate of X.XXX% and P&I is $XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX
xx to the PACER, ‘xx and xx’ (borrower) had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx case was discharged on xx/xx/XXXX and was terminated xx/xx/XXXX.
xx evidences have been found regarding damages/repairs in available XX months.
xx evidences have been found regarding foreclosure process.

xx:xx:xx to the PACER, ‘xx and xx’ (borrower) had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx case was discharged on xx/xx/XXXX and was terminated xx/xx/XXXX.	xx loan was modified on xx/xx/XXXX with the fixed amortization with the new principal balance of $XX,XXX.XX out of which $XX,XXX.XX has been deferred and the new interest bearing principal amount is in the amount of $XX xx borrower promises to pay the P&I of $XXX.XX with the new interest rate of X.XXX % beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.	xx: xx of xx: 161 xx: 163 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 47.980%   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 20.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 627   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2037 xx: 7367 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95828010	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,960.52	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,742.69	8.000%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/12/2017	$216,695.00	Not Applicable	8.000%	$1,506.71	07/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with xx “xx” and was recorded on xx/xx/XXXX xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx, B.A. ” instead of “xx ” xx county property tax for the year XXXX was paid on xx/xx/XXXX is the amount of $XXXX.XX xx prior years delinquent taxes found. xx following liens and judgments are active on the title:
X xx JUDGMENT (xx (or xx)) which is recorded on xx/xx/XXXX is in the amount of $XXth the xx.
xx of the payment history provide from the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is X month delinquent. xx last payment received was in the amount of $XXXX.XX on xx/xx/XXXX for due date xx/xx/XXXX the next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXrent interest rate as per pay history X.XX%.	xx:xx loan is in collection.
xx modification agreement was made on xx/xx/XXXX in between borrower  kimberly xx  and xx LLC  (lender). xx new modified rate is X.XX% and borrower promises to pay P&I in the amount of $XXXX.XX beginning xx/xx/XXXX. xx new principal balance is $XXurity date is xx/xx/XXXX.
xx of the payment history provide from the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is X month delinquent. xx last payment received was in the amount of $XXXX.XX on xx/xx/XXXX for due date xx/xx/XXXX the next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXrent interest rate as per pay history X.XX%.
xx per servicing comments, the comments are available xx/xx/XXXX and xx/xx/XXXX. xx borrower is current with the loan. xx per comments dated xx/xx/XXXX reason of default is medical issue.
xx and foreclosure activity found on the loan file.
xx damage or repairs found on the subject property.

xx:xx:xx	xx modification agreement was made on xx/xx/XXXX in between borrower xx and xx LLC (lender). xx new modified rate is X.XX% and borrower promises to pay P&I in the amount of $XXXX.XX beginning xx/xx/XXXX. xx new principal balance is $XXurity date is xx/xx/XXXX.	xx: xx of xx: 159 xx: 163 |---| -4 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 23   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 32   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:  xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 704   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2037 xx: 7275 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48172362	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	xx	$0.00	$2,953.84	12/31/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$570.31	6.250%	360	xx	xx	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Not Applicable	08/01/2019	$75,328.66	Not Applicable	6.250%	$427.67	09/01/2019	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with xx xx which was recorded on xx/xx/XXXX.
xx is a junior mortgage in the amount of $xx which was recorded on xx/xx/XXXX in the favor of xx.
xx is a HOA lien in the amount of $XXXX.XX which was recorded on xx/xx/XXXX in the favor of xx' xx.
xx is a judgment in the amount of $XXXX.XX which was recorded on xx/xx/XXXX in the favor of xx.
Xst installment taxes for the year of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.	xx	xx:xx present status of the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx records for bankruptcy and foreclosure have been found.
xx comments have been found stating the borrower’s income was impacted by xx. xx repairs and damages have been found.
xx property is owner occupied.

xx:xx:xx	xx modification agreement was signed between the borrower xx Y xx and the lender xx, LLC on xx/xx/XXXX. xx UPB is $XX,XXX.XX. xx borrower promises to pay P&I in the amount of $XXX.XX with an interest rate of X.XXX%, beginning from xx/xx/XXXX. xx maturity is xx/xx/XXXX.	xx: xx of xx: 162 xx: 164 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2037 xx: 8096 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48007576	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,030.47	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$479.02	7.000%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	06/07/2016	$67,031.31	Not Applicable	3.875%	$274.96	07/01/2016	Financial Hardship	as per the update title report dated xx/xx/XXXX.xx annual tax for year XXXX has been paid in amount $XXXX.XX.xx chain of assignment is completed.	xx per the payment history dated xx/xx/XXXX.xx next due date is xx/xx/XXXX.xx payment was received on xx/xx/XXXX.	xx:xx per the collection comment dated xx/xx/XXXX.xx damage found no litigation found.xx to COVID-19 foreberance plan has been extended. xx:xx:xx	xx per the modification agreement dated xx/xx/XXXX.xx new principal balance is xx.xx new interest rate is X.XXX%.xx P&I is XXX.XX.	Origination Appraisal	xx: xx of xx: 162 xx: 165 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 39.139%   xx:    xx %:    xx:    xx: xx:
xx: xx:    xx:    xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: PMI   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 20.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 596   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2056   xx: xx/xx/2037   xx: 6971 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	3: Curable		* Missing Appraisal (Lvl 3) "Appraisal report is missing."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61305246	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,015.87	12/05/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$441.05	6.750%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx R. xx and xx W. xx’ in the amount of $XX,XXX.XX in favor of ‘xx,FBS’ which was recorded on xx/xx/XXXX under xx.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx’.
xx prior delinquent taxes have been found.
xx	xx:xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX. xx delinquency has been done for more than X month. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX.xx payment history reflects current unpaid principal balance is in the amount of $XX
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages repairs have been found in available collection comments.
xx subject property is occupied by owner.

xx:xx:xx	xx	xx: xx of xx: 161 xx: 163 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 34.480%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 698 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70952507	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,314.47	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$713.29	6.875%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/05/2020	$123,183.45	Not Applicable	3.875%	$505.30	01/01/2020	Financial Hardship	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx C. xx’ in the amount of $XXX,XXX.XX in favor of ‘xx’ which was recorded on xx/xx/XXXX under xx.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx xx d/b/a xx’.
xx active judgments/liens have been found against the subject property/owner/borrower.
xx prior delinquent taxes have been found.
xx county taxes for XXXX have been paid off in the amount of $ X,XXX.XX.
xx	xx:xx loan was modified on xx/xx/XXXX with the fixed amortization with the new principal balance of $XXX,XXX.XX and the new interest bearing principal amount is in the amount of $XX. xx borrower promises to pay the P&I of $XXX.XX with the new interest rate of X.XXX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available collection comments.

xx:xx:xx	xx loan was modified on xx/xx/XXXX with the fixed amortization with the new principal balance of $XXX,XXX.XX and the new interest bearing principal amount is in the amount of $XX. xx borrower promises to pay the P&I of $XXX.XX with the new interest rate of X.XXX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.	xx: xx of xx: 161 xx: 163 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 53.230%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: RMIC (xx)   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 620   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2037 xx: 8188 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52369758	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,161.22	01/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$891.82	6.750%	360	xx	xx	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2011	$142,616.46	$28,881.46	5.000%	$548.43	11/01/2011	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx,xx.

xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx xx d/b/a xx” instead of “xx.”

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

xx annual xx taxes for XXXX have been paid in full in the amount of $XXX.XX on xx/xx/XXXX.

xx annual xx taxes for XXXX have been paid in full in the amount of $XXX.XX on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX, the loan is current and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.	xx:xx per the review of the servicing comments the loan is current and the borrower is making regular loan payments. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is the amount of $XXX.XX and PITI is in the amount of $XXUPB reflected as per the updated payment history is in the amount of $XX.
xx loan has been modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.
xx per the comment  the subject property has been occupied by the owner.
xx per collection comment dated xx/xx/XXXX shows that the reason for default is xx of xx.xx latest BPO is not available .xx servicing comments do not reflect any damage.

xx:xx:xx to the PACER the borrower xx had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX.xx case was terminated on xx/xx/XXXX. xx is no evidences are found regarding reaffirmation agreement.	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	xx: xx of xx: 161 xx: 163 |---| -2 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2007   xx: xx/xx/2007   xx: 19 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx #1 xx: A   xx:    xx:    xx %:    xx: xx middle name is "A".   xx: xx:
xx: xx DTI xx: xx: 43.000%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx/xx/2011   xx: xx/xx/2011   xx: -11 (xx)   xx %:    xx: xx date of xx modification is xx/xx/2011   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: MI xx: xx: RMIC (xx)   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 000000000000000000000001   xx: xx:    xx %:    xx: xx history string is "0000000000000000000001".   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is "xx".   xx: xx:
xx: xx:  xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx/xx/2051   xx: xx/xx/2037   xx: 5236 (xx)   xx %:    xx: xx maturity date is xx/xx/2051.   xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55419597	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$269.01	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$583.74	6.750%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/15/2018	$74,336.10	$836.10	4.000%	$307.18	02/01/2018	Financial Hardship	xx to xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the assignment is from xx xx F/K/A xx xx to xx, xx.
xx is an active mortgage prior to the subject xx, in the favor of xx of xx, acting through the xx, xx of xx recorded on xx/xx/XXXX for the amount of $XX,XXX.XX.
xx prior years of taxes have been paid.
xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is reflected in the payment history is in the amount of $XX	xx:
xx loan is currently performing. xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is reflected in the payment history is in the amount of $XX
xx per comment dated xx/xx/XXXX (xx), the short term xx approved beginning from xx/xx/XXXX for X months. xx same dated comment reflects the reason for default is xx-XX impact.
xx borrower xx A xx had filed bankruptcy under chapter-X with the case#xx on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX. xx date of last filing is xx/xx/XXXX.
xx post-closing details regarding the foreclosure have not been found.
xx per comment dated xx/xx/XXXX, the subject property is owner-occupied.

xx:xx:
xx borrower xx A xx had filed bankruptcy under chapter-X with the case#xx on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX. xx date of last filing is xx/xx/XXXX.
xx agreement was signed between the borrower xx A xx and lender xx, LLC on xx/xx/XXXX. xx new modified UPB is $XX,XXX.XX. xx borrower promises to pay the P&I in the amount of $XXX.XX with an interest rate of X.XX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx is a deferred balance in the amount of $XXX.XX. xx, the interest bearing amount is $XX,XXX.XX.

xx: xx of xx: 161 xx: 163 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx is xx rate xx.   xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history reversed string is xx.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/2037   xx: 7489 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79221246	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,040.06	01/10/2025	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,416.09	6.625%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx., xx (F/K/A xx FInancial xx, xx).

xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx xx” instead of “xx.”

 xx are X active IRS liens available in the updated title report against  xx A xx in the total amount of $XX,XXX.XX in favor of "xx of the xx - xx" a.

xx annual xx taxes for XXXX have been paid in full in the amount of $X,XXX.XX on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently performing and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx of updated payment history as of xx/xx/XXXX, the loan is currently performing and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.

xx foreclosure proceedings were initiated on the loan by referring it to xx in XXXX. xx was put on hold on xx/xx/XXXX. xx foreclosure sale was scheduled. xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx:xx foreclosure proceedings were initiated on the loan by referring it to xx in XXXX. xx was put on hold on xx/xx/XXXX. xx foreclosure sale was scheduled. xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx:xx	xx modification agreement is missing from the loan file. xx tape is also providing the information regarding the latest modification which was made on xx/xx/XXXX.	xx: xx of xx: 160 xx: 162 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 58.260%   xx:    xx %:    xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2016   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: PMI   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2037   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: PUD xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79451254	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,651.01	01/15/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,164.52	6.000%	180	xx	xx	Conventional	Fixed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/25/2016	$88,098.59	Not Applicable	6.000%	$631.17	02/01/2016	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx current assignment is with xx.
xx:xx loan is performing. xx per the latest payment history as of xx/xx/XXXX, the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX. xx current unpaid principal balance is $XX
xx damages have been found to the subject property. xx subject property is owner occupied.

xx:
xx per the servicing comments dated xx/xx/XXXX, the borrower is deceased.
xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX. xx to the modified terms, the new modified principal balance is $XX xx borrower promised to pay $XXX.XX monthly with interest rate of X.XX%. xx first modified payment date is xx/xx/XXXX and the maturity is xx/xx/XXXX.	xx: xx of xx: 160 xx: 163 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 33.365%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2036   xx: xx/xx/2022   xx: 4932 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25833003	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,054.53	$2,223.14	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,458.69	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	99.956%	99.956%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2014	$223,437.50	Not Applicable	2.000%	$988.23	10/01/2014	Financial Hardship	xx per the xx title report dated on xx/xx/XXXX there are no delinquent taxes and there are no active liens and judgments against the borrower. xx of assignment is also complete. xx subject mortgage in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX is on first lien position.	xx per the payment history as of date xx/xx/XXXX the borrower is not delinquent and last payment was received on xx/xx/XXXX for the due date of xx/xx/XXXX in the amount of $X,XXX.XX. xx to payment history next due date is xx/xx/XXXX. xx borrower’s current P&I is in the amount of $XXxx balance reflecting in payment history is in the amount of $XX.	xx:xx per the payment history as of date xx/xx/XXXX the borrower is not delinquent. xx are no property damages and borrower is not impacted by the COVID-19. xx:xx:xx	xx loan was modified between borrower xx A. xx and xx and the lender xx LLC on xx/xx/XXXX. xx per this modification agreement the new principal balance is $XX and borrower promise to pay principal and interest in the amount of $XXX.XX with rate of X.XX%. xx to this agreement new maturity date will be xx/xx/XXXX.	xx: xx of xx: 160 xx: 162 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 45.570%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx 1 xx: xx/xx/2014   xx: xx/xx/2014   xx: -30 (xx)   xx %:    xx:    xx: xx:
xx: xx 2 xx: xx/xx/2019   xx: xx/xx/2019   xx: -30 (xx)   xx %:    xx:    xx: xx:
xx: xx 3 xx: xx/xx/2020   xx: xx/xx/2020   xx: -30 (xx)   xx %:    xx:    xx: xx:
xx: xx 4 xx: xx/xx/2021   xx: xx/xx/2021   xx: -30 (xx)   xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 00M000M00M0MM00000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 00000000000MM0M00M000M00   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 642   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2038 xx: xx/xx/2037 xx: 273 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40057054	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,063.69	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$535.88	9.000%	360	xx	xx	Conventional	Fixed	Not Applicable	71.613%	71.613%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/06/2015	$65,478.10	Not Applicable	4.250%	$283.93	05/01/2015	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX. xx chain of the assignment has been completed. xx latest assignment is with xx xx which was recorded on xx/xx/XXXX. xx is a civil judgment in the favor of xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX. xx annual installment of county jurisdiction tax of XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX	xx: xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX xx per the comment dated xx/xx/XXXX, the reason for default is the borrower has been impacted by COVID-19. xx comments have been found regarding bankruptcy in the latest servicing comments. xx comments have been found regarding foreclosure in the latest servicing comments. xx loan modification agreement was made between (borrower) xx and (xx) xx LLC, on xx/xx/XXXX. xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx loan modification agreement was made between (borrower) xx and (xx) xx LLC, on xx/xx/XXXX. xx borrower promises to pay the new UPB in the amount of $XX,XXX.XX with an annual fixed modified interest rate of X.XXXX% and new P&I is in the amount of $XXt began from xx/xx/XXXX. xx maturity is xx/xx/XXXX. xx is no provision for the balloon payment.	xx: xx of xx: 159 xx: 161 |---| -2 |----| -1.xx% xx: 159. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 24.050%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx: xx/xx/2015   xx: xx/xx/2015   xx: -25 (xx)   xx %:    xx: xx/xx/2015.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 509   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2037 xx: 6421 (xx) xx %: xx: xx/xx/2055. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86541206	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,066.85	7.375%	360	xx	xx	Conventional	Fixed	Not Applicable	94.104%	94.104%	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2019	$256,946.46	Not Applicable	4.375%	$1,134.57	08/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in MERS as nominee for xx, xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx xx D/B/A xx.

xx active judgments or liens found.

xx annual xx taxes for XXXX have been due in the amount of $X.XX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently performing and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) was made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.	xx:xx loan is currently in collections.
xx of updated payment history as of xx/xx/XXXX, the loan is currently performing and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) was made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.
xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $X,XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $X,XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	Mortgage Insurance Origination Appraisal	xx: xx of xx: 158 xx: 161 |---| -3 |----| -1.xx% xx: xx of loan is "158". xx: xx:
xx: xx (xx script version)   xx: xx/xx/2007   xx: xx/xx/2007   xx: 18 (xx)   xx %:    xx: xx date (xx script version) is "xx/xx/2007".   xx: xx:
xx: xx DTI xx: xx: 42.670%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balance amount is "xx".   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is "360/360".   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx paid through date is "xx".   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx: xx paid MI? is "xx".   xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: MI company is "xx"   xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx: MI coverage amount is "xx".   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx potential? is "xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is "xx".   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is "xx".   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx of transaction per HUD-1 is "xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per application is "xx".   xx: xx:
xx: xx: xx: 693   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: xx price (HUD-1 xx 101) is "xx".   xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2037 xx: 7973 (xx) xx %: xx: xx maturity date is "xx/xx/2059". xx: xx:	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing from the loan files." * Missing Appraisal (Lvl 2) "Appraisal is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59278948	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,004.21	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,380.21	6.625%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2019	$254,154.94	Not Applicable	4.000%	$1,062.21	06/01/2019	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx xx. xx is on first lien position. xx there is one junior mortgage on the subject property in the amount of $XX,XXX.XX in favor of xx which was recorded on xx/xx/XXXX.	xx per payment history dated xx/xx/XXXX, the borrower is performing with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx the loan is in collection.
xx per payment history dated xx/xx/XXXX, the borrower is performing with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX.
xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XX%. xx borrower promised to pay monthly P&I payment in the amount of $X,XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.
xx comments have been found regarding foreclosure.
xx bankruptcy has been filed.
xx per comment dated xx/xx/XXXX borrower has been impacted by xx-XX. xx stated that she has been sick since xx XXth. xx had to shut down due to COVID-19. xx payment suspension forbearance plan for X months has been approved which has begun from xx/xx/XXXX.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

																																																																																	xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XX%. xx borrower promised to pay monthly P&I payment in the amount of $X,XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.		xx: xx: xx: 701 |---| |----| xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87543574	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,725.12	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,149.63	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2014	$164,193.24	Not Applicable	6.875%	$1,005.47	08/01/2014	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX with xx, xx and was recorded on xx/xx/XXXX with xx# xx#/xx# TXXX / XXXin the amount of $XXX,XXX.XX.

xx of the assignment is complete.

xx active judgments or liens found.

xx county annual taxes of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.

xx prior delinquency taxes are found.
xx:xx current status of the loan is performing.
xx to the review of payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected in the amount of $XX
xx reason for default is xx reduction due to xx.
xx per collection comment dated xx/xx/XXXX, the subject property is owner-occupied.

xx:xx:xx	xx modification agreement made between borrower xx H. xx and xx LLC (“xx”) xx/xx/XXXX. xx per the modified term the new principal balance $XXX,XXX.XX. xx promise to pay $X,XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 159 xx: 161 |---| -2 |----| -1.xx% xx: 159 xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -30.00000%   xx: N/A.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx string is 00000000000000000000000000   xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx: xx string is 00000000000000000000000000   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: 670   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2054 xx: xx/xx/2037 xx: 6147 (xx) xx %: xx: xx/xx/2054. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3019443	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$338.44	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$601.79	7.750%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2018	$74,473.36	Not Applicable	7.750%	$503.90	04/01/2018	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx current assignment is with xx.
xx are X water/sewer liens against the subject property in favor of xx in the total amount of $X,XXX.XX.xx utility taxes for year of XXXX are delinquent in the amount of $X,XXX.XX.
xx:xx loan is performing. xx per the latest payment history as of xx/xx/XXXX, the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX. xx current unpaid principal balance is $XX
xx damage or repair has been found. xx subject property is owner occupied. xx collection comment dated xx/xx/XXXX shows that the borrower’s income has been impacted due to COVID-19. xx further details have been found.
xx loan modification agreement was made on xx/xx/XXXX. xx to the modified terms, the new modified principal balance is $XX xx borrower promised to pay $XXX.XX monthly with interest rate of X.XXX%. xx first modified payment date is xx/xx/XXXX and the maturity is xx/xx/XXXX.
xx per the PACER, the borrower had filed the bankruptcy chapterXX on xx/xx/XXXX with case#xx. xx chapter XX plan was filed by the debtor on xx/xx/XXXX which was confirmed on xx/xx/XXXX. xx to the plan, the borrower shall pay to the trustee $X,XXX.XX for XX months. xx POC was filed on xx/xx/XXXX with secured claim amount of $XX,XXX.XX and arrearage of $X,XXX.XX. xx, the borrower was discharged from bankruptcy on xx/xx/XXXX.
xx:xx:xx per the PACER, the borrower had filed the bankruptcy chapterXX on xx/xx/XXXX with case#xx. xx chapter XX plan was filed by the debtor on xx/xx/XXXX which was confirmed on xx/xx/XXXX. xx to the plan, the borrower shall pay to the trustee $X,XXX.XX for XX months. xx POC was filed on xx/xx/XXXX with secured claim amount of $XX,XXX.XX and arrearage of $X,XXX.XX. xx, the borrower was discharged from bankruptcy on xx/xx/XXXX.	xx loan modification agreement was made on xx/xx/XXXX. xx to the modified terms, the new modified principal balance is $XX xx borrower promised to pay $XXX.XX monthly with interest rate of X.XXX%. xx first modified payment date is xx/xx/XXXX and the maturity is xx/xx/XXXX.	xx: xx of xx: 160 xx: 162 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 25.630%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 599   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2037 xx: 7517 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2398123	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$543.40	11/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$361.38	7.245%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx a division of xx for the amount of $xx.xx chain of assignment has not been found. xx, the assignment is with the xx xx, D/B/A
xx which was recorded on xx/xx/XXXX.

xx active liens and judgments have been found against the borrower and subject property.
xx	xx:xx was not filed.
xx information has been found regarding the foreclosure.
xx subject property has been occupied by the owner. xx damages or repairs have been found.xx to the collection comment dated xx/xx/XXXX, the reason for default was curtailment of income.
xx:xx:xx	xx	xx: xx of xx: 160 xx: 162 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2007   xx: xx/xx/2007   xx: 42 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 30.290%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 643   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91108478	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,764.97	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$984.65	7.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	7.000%	$807.56	10/01/2017	Unavailable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx.

xx chain of assignment has been completed; currently the assignment is with xx xx
D/B/A xx.
xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for XX month. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the loan is in collection.
xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for XX month. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx per the comments dated xx/xx/XXXX, the reason for default is illness of borrower.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.

xx:xx:xx	xx is missing from the loan file. xx is conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.XX% and a maturity date of xx/xx/XXXX. xx current P&I as per payment history is the $XXX.XX and current rate of interest is X.XX%. xx per tape data, the loan has been modified on xx/xx/XXXX. xx, there is a reduction in P&I and rate of interest with respect to xx data which seems that there would be a possible modification.	xx: xx of xx: 158 xx: 161 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx: XX   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 58.600%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2017   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 674   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2037 xx: 7305 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4934828	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$180.61	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$493.05	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2015	$71,051.27	Not Applicable	2.000%	$325.10	10/01/2015	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for xx xx with instrument # is XXXX/XXX.

xx chain of assignment has been completed. xx last assignment is with xx
D/B/A xx.

xx active liens and judgments.

xx annual county taxes of XXXX have been paid in the amount of $XXX.XX.
xx per the review of payment history as of xx/xx/XXXX, the borrower is delinquent for X month with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XX%. xx current UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is currently in collection. xx per the review of payment history as of xx/xx/XXXX, the borrower is delinquent for X month with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XX%. xx current UPB reflected as per the payment history is in the amount of $XX

xx per servicing comment unable to determine the reason for default. xx subject property has been occupied by owner. xx borrower's intention is to keep the property.

xx loan was modified on xx/xx/XXXX between the borrowers xx and lender is MERS as nominee for xx, LLC. xx new modified principal balance as per modification is in the amount of $XX xx is no any deferred principal balance. xx interest-bearing amount is $XX,XXX.XX with an interest rate of X.XX% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.
xx modification contains different interest rate and P&I for specific time periods.

xx to the PACER, the borrower xx had filed for bankruptcy under xx-XX with the case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX. xx POC amount of claim is $XX,XXX.XX and amount of arrearage is $X,XXX.XX. xx schedule D of xx shows that contains the amount of claim is $xx and value of property is $xx. xx the unsecured portion is $xx. xx is no comment indicating a cram-down. xx bankruptcy plan confirmed on xx/xx/XXXX.xx debtor dismissed on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.

xx:xx:xx to the PACER, the borrower xx had filed for bankruptcy under xx-XX with the case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX. xx POC amount of claim is $XX,XXX.XX and amount of arrearage is $X,XXX.XX. xx schedule D of xx shows that contains the amount of claim is $xx and value of property is $xx. xx the unsecured portion is $xx. xx is no comment indicating a cram-down. xx bankruptcy plan confirmed on xx/xx/XXXX.xx debtor dismissed on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.	xx loan was modified on xx/xx/XXXX between the borrowers xx and lender is MERS as nominee for xx, LLC. xx new modified principal balance as per modification is in the amount of $XX xx is no any deferred principal balance. xx interest-bearing amount is $XX,XXX.XX with an interest rate of X.XX% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.
xx modification contains different interest rate and P&I for specific time periods.
Missing Required State Disclosures	xx: xx of xx: 159 xx: 162 |---| -3 |----| -1.xx% xx: xx of loan is 159. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx to the PACER, the borrower xx had filed for bankruptcy under xx-13 with the case# xx on xx/xx/2012. xx POC was filed on xx/xx/2012. xx debtor dismissed on xx/xx/2015 and the case was terminated on xx/xx/2015.   xx: xx:
xx: xx DTI xx: xx: 36.396%   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is no any deferred balance.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx lender does not require the MI.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx loan is conventional, fixed, refinance loan.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx 5 xx: xx: 0.000%   xx:    xx %:    xx: xx modification contains different interest rate and P&I for specific time periods.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is not a xx loan.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx the xx is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per xx the xx reversed is xx.   xx: xx:
xx: xx:    xx:    xx %:    xx: xx reflects the subject property address is  xx.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx: xx: 568   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2038 xx: xx/xx/2037 xx: 243 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Required State Disclosures (Lvl 2) "The subject property is located in the AL state. The following state disclosures are missing from the loan file: 1 Choice of Insurer"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36601642	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$584.68	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$776.39	7.375%	360	xx	xx	Conventional	Fixed	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx and lender MERS as nomineefor xx, xx., which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “xx xx D/B/A xx”.	xx	xx:xx subject loan is in performing. xx of the collection comments states that the borrower has been performing and the next due date is xx/xx/XXXX.
xx per collection comments the subject property has been occupied by the owner and is in average condition.
xx per comment dated xx/xx/XXXX the borrower has been affected by the COVID-19. xx shows that the FB plan has been provided to borrower which starts from xx/xx/XXXX for X months.
xx:xx:xx	xx is a conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.xx% and a maturity date of the loan is xx/xx/XXXX. xx P&I as per updated payment history as of the date the P&I is $XXX.XX and rate of interest is X.XXX%; however, there is a reduction in P&I with respect to original xx data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xx tape is also providing the information regarding the latest modification which was made on xx/xx/XXXX.	xx: xx of xx: 159 xx: 161 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 51.710%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2014   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 609   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2037 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3464135	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,427.78	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,663.26	7.000%	360	xx	xx	Conventional	Fixed	Not Applicable	64.935%	64.935%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2017	$233,852.17	Not Applicable	7.000%	$1,391.09	11/01/2017	Financial Hardship	xx to the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee xx xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx, the mortgage is with xx xx
xx is IRS lien in the favor of xx of the treasury internal revenue service in the amount of $xx is state tax lien in the amount of $XXXX.XX in the favor of DIV xx taxation
xx are X civil judgments in the favor of xx bank in the amount of $XXXX.XX and $XXXX.XX
xx review of payment history shows that the borrower is X month delinquent with the loan and the next due date for the payment is xx/xx/XXXX . xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX for the due date of xx/xx/XXXX xx UPB reflected is in the amount of $XX	xx:xx review of payment history shows that the borrower is X month delinquent with the loan and the next due date for the payment is xx/xx/XXXX . xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX for the due date of xx/xx/XXXX xx UPB reflected is in the amount of $XX
xx loan modification agreement was made between the borrower and the lender on xx/xx/XXXX. xx modified UPB is $xx with an interest rate of X.XX% and a P&I of $XXXX.XX. xx first payment started from xx/xx/XXXX with the maturity date of xx/xx/XXXX. xx is no provision for the balloon payment and it does not have modification steps.
xx to the  updated title report dated xx/xx/XXXX  shows that the subject mortgage was originated on xx/xx/XXXX  with lender MERS as nominee xx LLC which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx, the mortgage is with xx LLC
xx is IRS lien in the favor of xx of the treasury internal revenue service in the amount of $xx is state tax lien in the amount of $XXXX.XX in the favor of DIV xx taxation
xx are X civil judgments in the favor of xx bank in the amount of $XXXX.XX and $XXXX.XX

xx:xx:xx	xx loan modification agreement was made between the borrower and the lender on xx/xx/XXXX. xx modified UPB is $xx with an interest rate of X.XX% and a P&I of $XXXX.XX. xx first payment started from xx/xx/XXXX with the maturity date of xx/xx/XXXX. xx is no provision for the balloon payment and it does not have modification steps.	xx: xx of xx: 160 xx: 162 |---| -2 |----| -1.xx% xx: not applicable xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: not applicable   xx: xx:
xx: xx DTI xx: xx: 53.987%   xx:    xx %:    xx: not applicable   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: not applicable   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: not applicable   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: not applicable   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: not applicable   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: not applicable   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per PH   xx: xx:
xx: xx: 000000000000000000000001   xx: xx'   xx:    xx %:    xx: xx per PH   xx: xx:
xx: xx: xx of xx: MARLTON   xx:    xx %:    xx: not applicable   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: not applicable   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: not applicable   xx: xx:
xx: xx: xx: xx:    xx %:    xx: not applicable   xx: xx:
xx: xx: xx: 615   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2037 xx: 7427 (xx) xx %: xx: not applicable xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80386548	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$317.06	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$405.55	7.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/31/2014	$58,938.13	$10,638.13	4.625%	$221.03	02/01/2014	Financial Hardship	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “xx, xx dba xx" in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment is xxomplete as the current assignment of mortgage is with "xx xx" instead of "xx or xx".	xx:xx loan is in collection and borrower is X months delinquent with the payment.
xx for default is unable to determine for latest servicing comments.
xx to the PACER, the debtor has filed bankruptcy under chapter XX with the case# xx on xx/xx/XXXX.
xx to the schedule D (xx#X) which was filed on xx/xx/XXXX, the value of subject property is $XX,XXX.XX and amount of claim is $XX,XXX.XX. xx, the unsecured amount is $X,XXX.XX.
xx POC deadline was scheduled on xx/xx/XXXX. xx creditor has filed POC with the secured claim amount of $XX,XXX.XX and arrears of $X.XX on xx/xx/XXXX which is before the deadline. xx POC with the secured claim amount of $XX,XXX.XX and arrears of $X.XX on xx/xx/XXXX which is after the deadline. xx case was discharged.
xx case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.
xx foreclosure action has been found in the loan file.
xx damage or repairs has been found on the subject property.

xx:xx:xx to the PACER, the debtor has filed bankruptcy under chapter XX with the case# xx on xx/xx/XXXX.
xx to the schedule D (xx#X) which was filed on xx/xx/XXXX, the value of subject property is $XX,XXX.XX and amount of claim is $XX,XXX.XX. xx, the unsecured amount is $X,XXX.XX.
xx POC deadline was scheduled on xx/xx/XXXX. xx creditor has filed POC with the secured claim amount of $XX,XXX.XX and arrears of $X.XX on xx/xx/XXXX which is before the deadline. xx POC with the secured claim amount of $XX,XXX.XX and arrears of $X.XX on xx/xx/XXXX which is after the deadline. xx case was discharged.
xx case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx modification agreement was made on xx/xx/XXXX. xx modification interest rate is X.XXX% and borrower has promised to pay P&I in the amount $XXX.XX began on xx/xx/XXXX. xx new principal balance is $XX in which an interest bearing balance is $XX,XXX.XX and deferred balance is $XX,XXX.XX. xx last modified payment will be due on xx/xx/XXXX.	xx: xx of xx: 158 xx: 162 |---| -4 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 44.080%   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 605   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2054 xx: xx/xx/2037 xx: 5997 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22070807	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$1,506.92	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,107.30	8.250%	360	xx	xx	Fixed	Cash Out	85.000%	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/03/2013	$301,144.24	Not Applicable	4.000%	$1,258.60	11/01/2013	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with MERS as nominee for xx,xx “lender” and was recorded on xx/xx/XXXX. xx chain of assignment is complete. xx assignment from xx xx xx to xx xx recorded on xx/xx/XXXX. xx county property taxes for the year XXXX was paid on xx/xx/XXXX in the amount of $XXXX.XX. xx prior years delinquent taxes found. xx following liens and judgments are active on the title

X-:xx is an active junior HOA xx available in the updated title report against xx and xx in the amount of $XXX.XX in favor of "xx HOA " and it was recorded on xx/xx/XXXX.	xx of the payment history provided for the period xx/xx/XXXX tilX/X/XXXX shows borrower is more than XXX plus days delinquent. xx last payment received was in the amount of $XXXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXd current interest rate as per pay history is X.XX%.
xx:xx servicing comments from xx/xx/XXXX till xx/xx/XXXX states the loan is in active bankruptcy and payments are XXX plus days delinquent. xx ability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. xx borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. xx contact is established.

xx new modified rate is X.XXX % and borrower promises to pay  P&I in the amount of  $XXXX.XX  beginning  xx/xx/XXXX . xx new principal balance is $XXurity date isXX/X/XXXX.

xx last payment received  was in the amount of $XXXX.XX  on xx/xx/XXXX  for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXd current interest  rate as per pay history is X.XX%.

xx and xx B. xx  filed xx-XX bankruptcy xx#xx  on xx/xx/XXXX  and the plan was confirmed on xx/xx/XXXX. xx petition filed on xx/xx/XXXX  shows amount of secured claim $XXX,XXX and unsecured portion $XX,XXX.

xx details regarding foreclosure was found in the loan file.
xx damage on subject property found on the loan file or servicing comments.

xx:xx:xx and xx B. xx filed xx-XX bankruptcy xx#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx petition filed on xx/xx/XXXX shows amount of secured claim $XXX,XXX and unsecured portion $XX,XXX.	xx modification agreement was made between xx and xx and lender xx home xx on xx/xx/XXXX. xx new modified rate is X.XXX % and borrower promises to pay P&I in the amount of $XXXX.XX beginning xx/xx/XXXX . xx new principal balance is $XXurity date isXX/X/XXXX.
xx: xx of xx: 159 xx: 161 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 39.122%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2013   xx: xx/xx/2013   xx: -29 (xx)   xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: 2552 xx: 2552 OAKLEAF CIR   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 543   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2053 xx: xx/xx/2037 xx: 5874 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72638822	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$620.43	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$259.44	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	61.538%	61.538%	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/26/2019	$33,626.44	Not Applicable	6.750%	$202.89	09/01/2019	Financial Hardship	xx title report dated xx/xx/XXXX shows that subject mortgage originated on xx/xx/XXXX with lender, xx, N.A. in the amount of $XX,XXX.XX has been active on the title.
xx, the assignment is with xx xx.
 xx active judgments or liens were found.
xx taxes of XXXX are paid.	xx history as of xx/xx/XXXX shows that loan is current and borrower is next due for xx/xx/XXXX payment. xx last payment was made on xx/xx/XXXX in the amount of $XXX.XX. xx UPB is $xx and interest rate is X.XXX%.

xx:xx is in collections and borrower is next due for xx/xx/XXXX payment.
xx last payment was made on xx/xx/XXXX in the amount of $XXX.XX. xx UPB is $xx and interest rate is X.XXX%.
xx evidence of active foreclosure was found in the collection comments.
xx evidence of damage or repair to the subject property was found.

xx:xx:xx	xx was modified on xx/xx/XXXX with new UPB of $XX,XXX.XX to be paid with interest at the fixed rate of X.XXX% by making P&I of $XXX.XX from xx/xx/XXXX till xx/xx/XXXX.	xx: xx of xx: 162 xx: 164 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 47.900%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 652   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2037 xx: 8096 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79078929	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$946.08	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$447.50	7.500%	Not Applicable	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	01/01/2019	$72,300.16	Not Applicable	4.000%	$302.17	01/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx ” instead of “xx.”

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

xx prior year delinquent taxes have been found in the updated title report.	xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX,XXX.XX	xx:xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX

xx evidences are available in the latest XX months servicing comments regarding foreclosure proceedings and xx filings.
xx:xx:xx debtor (xx L xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx.
xx-D in xx petition shows that the unsecured amount is $X,XXX.XX out of secured claim in the amount of $XX,XXX.XX and the value of collateral is $XX,XXX.XX
xx debtor discharged on xx/xx/XXXX.	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	xx: xx of xx: xx: 161 |---| |----| xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 43.890%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 360   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: RMIC (xx)   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 622   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2037 xx: 7761 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39873470	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,137.41	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$915.97	8.125%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	8.125%	$803.72	07/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with xx a division of xx, recorded with the xx/ xx/xx.

xx of assignment has been completed. xx last assignment is with xx xx,xx and xx.xx there is break in assignment between xx, LP FKA xx LP to xx xx.
xx	xx:xx current status is collection.
xx to the collection comment dated xx/xx/XXXX,the borrower is lost his job due to xx.
xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx:xx:xx	xx is a conventional fixed rate mortgage with a P&I of $XXX.XX with the rate of interest X.xx % and a maturity date of xx/xx/XXXX. xx P&I as per payment history tape data is the $XXX.XX and PITI is $X,XXX.XX and the rate of interest is X.XXX % xx, there is an decreased in P&I with respect to xx data which seems that there would be a possible modification. xx modification document is not found in the loan file.	xx: xx of xx: 157 xx: 160 |---| -3 |----| -1.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx/xx/2007   xx: xx/xx/2007   xx: -127 (xx)   xx %:    xx: NA   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 43.880%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx: NA   xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 604   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2037 xx: 7548 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* ComplianceEase TILA Test Failed (Lvl 2) "TILA APR Test is fail. Loan data is 10.199% and comparison data is 8.204%. The variance is +1.995%."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54342783	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,316.33	01/04/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,593.89	$1,961.71	6.500%	360	xx	xx	Conventional	ARM	Purchase	87.187%	87.187%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2017	$243,041.79	$0.00	4.000%	$1,015.77	05/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX, shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx, xx.
xx chain of assignment has been completed.
xx active judgments or liens found.
xx Xnd installment of XXXX-XXXX for county tax is due on xx/xx/XXXX in the amount of $X,XXX.XX, however, Xst installment county tax was paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx	xx:xx to servicing comments, the current status of the loan is collection.

xx per comment dated xx/xx/XXXX, the reason for default is unemployment due to covid. xx per comment dated xx/xx/XXXX, X months short term forbearance plan was approved which began from xx/xx/XXXX.

xx per comment dated xx/xx/XXXX, the subject property is owner occupied. xx comments pertaining damage to the property were observed.

xx per the modification agreement dated xx/xx/XXXX, the UPB is in the amount of $XX without any deferred balance. xx borrower promises to pay $X,XXX.XX with a modified interest of X.XXX% starting xx/xx/XXXX till xx/xx/XXXX. xx modification do not have a xx provision. xx loan was modified twice since origination.

xx:
xx per the servicing comment dated xx/xx/XXXX, the reason for default is unemployment due to the borrower’s disability.
xx per the servicing comment dated xx/xx/XXXX, the bankruptcy under chapter X with case # xx was discharged on xx/xx/XXXX.

xx:xx:xx	xx per the modification agreement dated xx/xx/XXXX, the UPB is in the amount of $XX without any deferred balance. xx borrower promises to pay $X,XXX.XX with a modified interest of X.XXX% starting xx/xx/XXXX till xx/xx/XXXX. xx modification do not have a xx provision. xx loan was modified twice since origination.	Origination Appraisal	xx: xx of xx: 157 xx: 160 |---| -3 |----| -1.xx% xx: 157 xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: N/AN/A   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 52.440%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360   xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: RMIC (xx)   xx:    xx %:    xx: N/A   xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx P&I   xx: $1961.71   xx: $1593.89   xx: $367.82   xx %: 23.07687%   xx: $1,961.71   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: N/A   xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2037 xx: 7122 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62389411	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,948.26	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$935.28	6.750%	360	xx	xx	Conventional	Fixed	Refinance	68.667%	68.667%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/17/2017	$157,549.23	$12,429.23	4.125%	$617.84	12/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX, shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx.
xx chain of assignment has been completed.
xx is a state tax lien against the borrower in favor of xx of xx in the amount of $XXX.XX recorded on xx/xx/XXXX.
xx Xnd installment of XXXX for county tax is due on xx/xx/XXXX in the amount of $X,XXX.XX, however, Xst installment county tax was paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx	xx:xx to servicing comments, the current status of the loan is performing.

xx comments pertaining damage to the property were observed.

xx foreclosure activity was found.

xx post close bankruptcy record was found.

xx per the modification agreement dated xx/xx/XXXX, the UPB is in the amount of $XX with deferred balance of $XX,XXX.XX. xx borrower promises to pay $XXX.XX with a modified interest of X.XXX% starting xx/xx/XXXX till xx/xx/XXXX. xx modification do not have a xx provision. xx loan was modified twice since origination.
xx:xx:xx	xx per the modification agreement dated xx/xx/XXXX, the UPB is in the amount of $XX with deferred balance of $XX,XXX.XX. xx borrower promises to pay $XXX.XX with a modified interest of X.XXX% starting xx/xx/XXXX till xx/xx/XXXX. xx modification do not have a xx provision. xx loan was modified twice since origination.	Credit Report	xx: xx of xx: 157 xx: 159 |---| -2 |----| -1.xx% xx: 157 xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: N/A   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 25.090%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -45 (xx)   xx %:    xx: xx/xx/2017   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 644   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2037 xx: 7305 (xx) xx %: xx: xx/xx/2057. xx: xx:	1: Acceptable				* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31732383	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$574.60	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,042.53	7.245%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	xx	20.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2015	$148,971.03	Not Applicable	3.120%	$770.54	05/01/2015	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with the lender “xx” with xx#xx.
xx chain of assignment has been completed. xx, the loan assignment is with “xx xx” recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx county and other taxes for the year XXXX have been paid off in the total amount of $XXX.X.
xx delinquent taxes have been found for the prior year.
xx per the payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx principal balance reflecting in the payment history is in the amount of $XX.	xx:xx is in performing status.

xx per the payment history as of xx/xx/XXXX, borrower is current with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx principal balance reflecting in the payment history is in the amount of $XX.

xx per the collection comments dated xx/xx/XXXX, the co-borrower’s income has been impacted due to xx-XX. xx further details have been found.

xx post-closing bankruptcy activity has been found. xx FC activities have been found.

xx per the BPO report dated xx/xx/XXXX located at “xx”, the property appears to be in well maintained condition with no signs of damage.

xx:xx:xx	xx loan was modified between the borrower and lender with an effective date of xx/xx/XXXX and a new principal balance is $XX to a step modification and the rate was starting from X.XXX% and borrower has promised to pay P&I in the amount of $XXX.XX that began on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX%. xx forgiven and deferred has been noted.	Credit Report Mortgage Insurance	xx: xx of xx: 159 xx: 161 |---| -2 |----| -1.xx% xx: xx of loan is 159 months. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 63.000%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx, the loan amortization type is step.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
																																																																																				xx: xx: xx: 664 xx: xx %: xx: xx: xx:	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "The loan is conventional and LTV exceeds 96.77%. Seller’s tape data reflects MI related details. Hence, the MI certificate is required and which is missing from the loan file."		* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55368662	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,425.93	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,184.58	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	52.707%	52.707%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/22/2019	$189,123.03	Not Applicable	4.000%	$790.42	05/01/2019	Financial Hardship	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx xx which was recorded on xx/xx/XXXX.
xx is an active senior mortgage prior to the subject xx, xx the favor of xx, xx which was recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx is an active junior mortgage against the subject property in the favor of xx, xx which was recorded on xx/xx/XXXX for the amount of $XX,XXXX.XX.
xx	xx:xx to the review of the servicing comments, the loan is in the collection. xx per the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X month and the next due for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for the default of the borrower was the loss of income and medical issues; however, no further details related to COVID-19 have been found.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx modification agreement was made on xx/xx/XXXX, between the borrower “xx D. xx” and the lender “xx LLC”. xx borrower promises to make a monthly payment of $XXX.XX with a rate of interest of X.XX%, beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx new principal balance stated in the xx is in the amount of $XX.	Credit Report	xx: xx of xx: 156 xx: 159 |---| -3 |----| -1.xx% xx: NA. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: NA.   xx: xx:
xx: xx DTI xx: xx: 47.850%   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2007   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: 621   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2037 xx: 7821 (xx) xx %: xx: NA. xx: xx:	3: Curable		* Missing credit report (Lvl 3) "Credit Report Is Missing"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47525135	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,634.60	12/31/2024	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,305.67	7.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	05/26/2020	$184,671.34	$21,071.34	3.750%	$658.53	06/01/2020	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx., for the amount of $XXX,XXX.XX and it was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed.
xx subject mortgage is at first lien position.
xx active judgments or liens found.
xx prior years delinquent taxes have been found.
xx	xx:xx loan is in collection. xx comment dated xx/xx/XXXX shows that the borrower’s income was reduced due to COVID-19. xx further information is available.
xx loan modification agreement was made between the borrower and lender on xx/xx/XXXX. xx new principal balance is in the amount of $XX and the lender agreed to defer the principal balance in the amount of $XX,XXX.XX hence the interest-bearing principal balance is $XX. xx borrower promises to pay $XXX.XX at the rate of interest X.XXX%. xx payment had begun from xx/xx/XXXX that is to be ended with a maturity date of xx/xx/XXXX.

xx comment dated xx/xx/XXXX shows that the foreclosure process has been completed and file has been closed. xx dismissal is required.

xx:xx comment dated xx/xx/XXXX shows that the foreclosure process has been completed and file has been closed. xx dismissal is required.
xx:xx	xx loan modification agreement was made between the borrower and lender on xx/xx/XXXX. xx new principal balance is in the amount of $XX and the lender agreed to defer the principal balance in the amount of $XX,XXX.XX hence the interest-bearing principal balance is $XX. xx borrower promises to pay $XXX.XX at the rate of interest X.XXX%. xx payment had begun from xx/xx/XXXX that is to be ended with a maturity date of xx/xx/XXXX.	Credit Report	xx: xx of xx: 157 xx: 159 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2007   xx: xx/xx/2007   xx: 142 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 35.590%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx/xx/2020   xx: xx/xx/2020   xx: 25 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: FHA   xx: MGIC   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2007   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 653   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2060 xx: xx/xx/2037 xx: 8217 (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable				* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74751449	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,217.90	7.750%	360	xx	xx	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	59.446%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with MERS as nominee for xx, xx.
xx chain of assignment has been completed.
xx are X state tax liens against the borrower in the total amount of xx which was recorded on different dates and filed by xx.
xx delinquent taxes have been found for the prior years.
xx	xx:xx current status of the loan is in collection.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X month and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes PI $X,XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx per collection comments review, borrower’s intention is to keep the property. xx subject property is in average condition. xx damage has been noted.

xx:xx:xx	xx	Credit Report	xx: xx (xx script version) xx: xx: xx/xx/2007 |---| |----| xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 20.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 625   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable				* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13101250	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,681.45	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$649.51	5.875%	360	xx	xx	Conventional	Fixed	Refinance	77.872%	77.872%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	678	Not Applicable	48.688%	First	Final policy	Not Applicable	Not Applicable	09/01/2017	$94,344.50	Not Applicable	5.875%	$510.90	10/01/2017	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx#xx.

xx chain of assignment has been completed. xx current assignment of mortgage is with xx DBA xx which was recorded on xx/xx/XXXX.

xx active judgments or liens have been found against the borrower/subject property.

xx county annual installment taxes for the year XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X month with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX	xx:xx per the review of collection comments, the current status of the loan is collections. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X month with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX. xx loan was modified on xx/xx/XXXX. xx per the collection comment dated xx/xx/XXXX, the reason for default is unemployment due to the borrower’s income impacted by COVID-19 pandemic. xx forbearance plan has been approved for X months that began from xx/xx/XXXX to xx/xx/XXXX with monthly installment of $X.XX. xx collection comment dated xx/xx/XXXX states the forbearance plan has been extended till xx/xx/XXXX. xx further proceedings found. xx BPO report (xx) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
xx:xx:xx	xx loan modification agreement made between borrower xx II (xx) and xx LLC (xx) on xx/xx/XXXX. xx per the modified terms, the new principal balance $XX,XXX.XX. xx borrower promises to pay $XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	xx: xx of xx: 156 xx: 159 |---| -3 |----| -1.xx% xx: xx of xx is 156 months. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2007   xx: xx/xx/2007   xx: 64 (xx)   xx %:    xx: xx date is xx/xx/2007.   xx: xx:
xx: xx DTI xx: 48.688%   xx: 48.690%   xx: -0.002%   xx %: -0.00200%   xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: 1 (xx)   xx %:    xx: xx date of last modification is xx/xx/2017.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: interest calculation type is 360/360 .   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2037 xx: 7244 (xx) xx %: xx: xx date is xx/xx/2057. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92455123	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$403.78	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$582.07	6.625%	360	xx	xx	Conventional	Fixed	Refinance	87.408%	87.408%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	12.043%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $xx. xx chain of assignment has been completed. xx, the assignment is with the xx xx D/B/A xx which was recorded on xx/xx/XXXX.	xx	xx:xx per the servicing comment dated xx/xx/XXXX, reason for default is xx obligations.
xx was not filed.
xx information has been found regarding the foreclosure.
xx subject property has been occupied by the owner.
xx damages or repairs have been found
xx:xx:xx	xx is conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.XXX% and a maturity date of xx/xx/XXXX. xx P&I as per payment history is the $XXX.XX and rate of interest is X.XXX %, however, there is a reduction in P&I with respect to xx data which seems that there would be a possible modification. xx per tape data, the loan has been modified on xx/xx/XXXX.	Credit Report	xx: xx of xx: 156 xx: 158 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2007   xx: xx/xx/2007   xx: 9 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: 12.043%   xx: 40.740%   xx: -28.697%   xx %: -28.xx%   xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2017   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 633   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2037 xx: 7152 (xx) xx %: xx: xx: xx:	1: Acceptable				* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20956275	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,485.68	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,152.90	7.555%	360	xx	xx	Conventional	Fixed	Refinance	82.828%	82.828%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/30/2018	$155,788.47	Not Applicable	4.180%	$668.65	05/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with “lender” xx and was recorded on xx/xx/XXXX. xx chain of assignment is xxomplete. xx chain of assignment goes to xx xx to xx or xx but the UT shows last assignment from xx xx xx and xx to xx xx. xx annual county property taxes were paid in the amount of $X,XXX.XX.
xx are XX judgments found on updated title.
X. xx is a one judgment which is in the amount of $XXhe favor of "xx" and it was recorded on xx/xx/XXXX
X. xx is a second  judgment which is in the amount of $XX the favor of "xx funding xx" and it was recorded on xx/xx/XXXX.
X. xx is a third judgment which is in the amount of $XXthe favor of "xx of xx" and it was recorded on xx/xx/XXXX.	xx of the payment history provide for the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is XX month delinquent. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX and current interest rate as per pay history is X.XXX%.	xx:xx servicing comment dated on xx/xx/XXXX to xx/xx/XXXX. xx is currently in collection. xx willingness to pay is poor.xx and xx filed xx-XX bankruptcy xx# xx on xx/xx/XXXX and the bk was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX. xx petition filed on xx/xx/XXXX shows amount of secured claim and unsecured portion is unknown. xx debtor filed POC on xx/xx/XXXX with the amount of $XXX,XXX.XX and arrearage amount $XX,XXX.XX. xx for relief from automatic stay was filed by debtor on xx/xx/XXXX.
xx modification agreement was made between xx and xx C. xx and lender xx LLC on xx/xx/XXXX.  xx new modified rate is X.XXX % and borrower promises to pay P&I in the amount of $XXX.XX beginning of xx/xx/XXXX. xx new principal balance is $XX. xx maturity date is xx/xx/XXXX. xx are no steps in the modification.
xx of the payment history provide for the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is XX month delinquent. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX and current interest rate as per pay history is X.XXX%.
xx foreclosure found against borrower.
xx damages and repairs has been found on subject property.
xx information regarding COVID-19.

xx:xx:xx and xx filed xx-XX bankruptcy xx# xx on xx/xx/XXXX and the bk was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX. xx petition filed on xx/xx/XXXX shows amount of secured claim and unsecured portion is unknown. xx debtor filed POC on xx/xx/XXXX with the amount of $XXX,XXX.XX and arrearage amount $XX,XXX.XX. xx for relief from automatic stay was filed by debtor on xx/xx/XXXX.

xx modification agreement was made between xx and xx C. xx and lender xx LLC on xx/xx/XXXX. xx new modified rate is X.XXX % and borrower promises to pay P&I in the amount of $XXX.XX beginning of xx/xx/XXXX. xx new principal balance is $XX. xx maturity date is xx/xx/XXXX. xx are no steps in the modification.

Credit Report Missing Required State Disclosures	xx: xx of xx: 155 xx: 159 |---| -4 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 44.740%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -2 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 620   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058 xx: xx/xx/2037 xx: 7456 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The property located at Utah state
The state disclosures are missing from loan file:-
1. Fee Disclosure
2. Loan Application Notice
3. Servicer Disclosure
																																																																																								4. Notice of Change of Terms For Open-End Consumer Credit Contract"	* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14291397	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$920.01	6.250%	Not Applicable	xx	xx	Conventional	Fixed	Refinance	85.840%	85.840%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	74.988%	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2015	$67,279.88	Not Applicable	6.250%	$381.97	12/01/2015	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with MERS as nominee for xx, xx.
xx chain of assignment has been completed.
xx delinquent taxes have been found for the prior years.
xx	xx:xx current status of the loan is performing.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes PI $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX
xx per collection comments review, borrower’s intention is to keep the property. xx subject property is in average condition. xx damage has been noted.
xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx G xx” and lender “xx LLC”. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XX,XXX.XX.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx G xx” and lender “xx LLC”. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XX,XXX.XX.	xx: xx of xx: xx: 158 |---| |----| xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: 74.988%   xx: 54.410%   xx: 20.578%   xx %: 20.xx%   xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2008   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 180   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 657   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2055   xx: xx/xx/2022   xx: xx (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
530557	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$1,383.83	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,168.06	6.500%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/24/2017	$192,902.86	$60,000.00	2.000%	$402.46	06/01/2017	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as nominee for xx, xx, and it was recorded on xx/xx/XXXX.

xx chain of assignment is xxomplete. xx loan is currently the assignment with xx xx on xx/xx/XXXX. xx should be assigned with xx.

xx are XX HOA xx (HOA xx/COA xx) with xx and xx. X, recorded on multiple dates, in the totaling amount of $XXXX.XX respectively.

xx any prior year taxes are delinquent as per updated title report.
xx	xx:xx review of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/XXXX.

xx foreclosure has been noted.

xx bankruptcy has been filed.

xx per servicing comment dated xx/xx/XXXX, the borrower has been facing the income problem due to impacted by COVID XX. xx forbearance plan has been sent, which is started from xx/xx/XXXX to xx/xx/XXXX. xx comment dated xx/xx/XXXX, the FB plan has been extended from xx/xx/XXXX to xx/xx/XXXX. xx further details have been found regarding COVID XX.

xx per review of BPO dated xx/xx/XXXX, the subject property is in average condition and is owner occupied. xx regarding the damage and repair is not available in the latest servicing comments.

xx:xx:xx	xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX to a step modification and the rate was starting from X% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX xx rate changes in X steps ending at X.XXX%. xx borrower had also given the promise to pay the deferred balance in the amount of $XX,XXX.XX on the maturity date on xx/xx/XXXX. xx UPB that has been amortized is $XXX,XXX.XX as an interest bearing amount.	Credit Report	xx: xx of xx: 154 xx: 157 |---| -3 |----| -1.xx% xx: xx of loan is 154. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: N/A   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 48.581%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: $xx: $0.00   xx: $xx %:    xx: xx balance in the amount of $60,000.00.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx amortization type is xx: xx:
xx: xx 5 xx: xx: 0.000%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: PH string is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: PH string reversed is xx.   xx: xx:
xx: xx: xx: 633   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2038 xx: 7060 (xx) xx %: xx: xx maturity date is xx/xx/2057. xx: xx:	1: Acceptable				* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1700427	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$0.00	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,253.98	6.250%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2019	$51,418.93	Not Applicable	6.250%	$291.93	03/01/2019	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with MERS as nominee for xx, xx.
xx chain of assignment has been completed.
xx delinquent taxes have been found for the prior years.
xx	xx:xx current status of the loan is performing.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes PI $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX
xx per collection comments review, borrower’s intention is to keep the property. xx subject property is in average condition. xx damage has been noted.
xx to comment dated xx/xx/XXXX, borrower was impacted by COVID-19. xx plan has been extended for X months that begin on xx/xx/XXXX.
xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx B xx” and lender “xx LLC”. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XX,XXX.XX.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx B xx” and lender “xx LLC”. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XX,XXX.XX.	Credit Report	xx: xx of xx: 155 xx: 157 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 43.200%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 655   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059   xx: xx/xx/2023   xx: xx (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable				* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58998421	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,172.32	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,739.05	5.750%	360	xx	xx	Conventional	Fixed	Refinance	62.408%	62.408%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Title Sexx	Not Applicable	Not Applicable	08/01/2015	$255,366.25	Not Applicable	4.125%	$1,087.21	09/01/2015	Financial Hardship	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of  assignment has been completed, currently the assignment is with xx, xx.
xx are X state tax liens all are in the favor of xx of the xx of xx for the total amount of $xx recorded on different dates.
xx civil judgment was recorded on xx/xx/XXXX for the amount of $XXXX.XX in the favor of xx of xx.
xx child support lien was recorded on xx/xx/XXXX in the favor of xx of xx, the amount is unavailable.
xx for the year XXXX-XXXX are paid in the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX the borrower has been delinquent for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is in collection.
xx to the payment history as of dated xx/xx/XXXX the borrower has been delinquent for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average  condition. xx comments have been found regarding the property damage or repair. xx per the servicing comment dated xx/xx/XXXX the borrower's income has been impacted due to COVID-19.

xx:xx:xx	xx modification agreement was made between the lender xx, LLC and the borrower xx G. xx on xx/xx/XXXX , the new principal balance as per mod is $XXX,XXX.XX. xx first payment was due on xx/xx/XXXX and the maturity is xx/xx/XXXX. xx modified P&I is in the amount of $XXth an interest rate of X.XXX%. xx modification does not contain balloon payment.	Credit Report	xx: xx of xx: 153 xx: 157 |---| -4 |----| -2.xx% xx: xx discrepancy xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx DTI xx: xx: 50.130%   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx of xx: xx/xx/2015   xx: xx/xx/2020   xx: -1734 (xx)   xx %:    xx: xx discrepancy   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: SAN YSIDRO   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: 576   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2038 xx: 6421 (xx) xx %: xx: xx discrepancy xx: xx:	1: Acceptable				* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52789513	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$0.00	12/11/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$726.44	6.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx title report as of xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as for xx of xx, N.A.
xx are two judgment in the favor of xx-O xx, xx and xx and xx recorded on xx/xx/XXXX and xx/xx/XXXX in the amount f$XX,XXX.XX and $XX,XXX.XX receptively.
XXXX city Xst and Xnd tax has been paid on xx/xx/XXXX and xx/xx/XXXX in the amount t of $XXX.XX.
XXXX city Xrd tax has been paid on xx/xx/XXXX in the amount of $XXX.XXXX city Xth tax is due on xx/xx/XXXX in the amount of $XXX.XX.
xx	xx:xx loan is in collection.
xx to the collection comment xx for default is COVID virus.
xx property is owner occupied and in good condition. xx information has been found related damage or repairs.

xx:xx:xx	xx is conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.XXX% and a maturity date of xx/xx/XXXX. xx P&I as per payment history is the $XXX.XX and rate of interest is X.XXX% however, there is a different in P&I and rate of interest with respect to xx data. xx the modification is missing from the loan file.	xx: xx of xx: 154 xx: 158 |---| -4 |----| -2.xx% xx: NA. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: NA.   xx: xx:
xx: xx DTI xx: xx: 18.240%   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA.   xx: xx:
xx: xx of xx: xx: xx/xx/2019   xx:    xx %:    xx: NA.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: 653   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2037 xx: xx %: xx: NA. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99457811	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,691.28	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$308.45	6.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	4.685%	First	Final policy	Not Applicable	Not Applicable	12/01/2019	$41,883.31	Not Applicable	6.500%	$245.21	12/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX, with MERS as nominee for xx, xx, recorded with the xx/ xx/xx# xx XXX-XX /XXXX.

xx of assignment has been completed. xx last assignment is with xx xx
D/B/A xx.

xx active liens and judgments have been found against borrower and property.

xx are no prior year real estate delinquencies.	xx	xx:xx to the collection comment date xx/xx/XXXX, the RFD is curtailment of income.
xx current status is performing.
xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx borrower has been making payment as per xx modification agreement was made on xx/xx/XXXX.xx agreement made between the borrowers (xx) and lender is (xx LLC.) xx new modified principal balance as per modification is in the amount of $XXwith interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per loan modification agreement is xx/xx/XXXX.	Credit Report Origination Appraisal	xx: xx of xx: 155 xx: 157 |---| -2 |----| -1.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: 4.685%   xx: 36.440%   xx: -31.755%   xx %: -31.xx%   xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2019   xx: -29 (xx)   xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx: NA   xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: 701   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059   xx: xx/xx/2038   xx: 7974 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: PUD xx: xx: xx %: xx: NA xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The Appraisal report is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42212617	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	11/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$522.05	7.870%	360	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/01/2019	$62,449.26	Not Applicable	7.875%	$428.37	10/01/2019	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with the lender “MERS as xx for xx, xx” for the amount of $XX,XXX.XX and it was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed.
xx subject mortgage is at first lien position.
xx active judgments or liens found.
xx are exempt.
xx	xx:xx loan is in collection. xx loan modification agreement was made between the borrower and lender on xx/xx/XXXX. xx new principal balance is in the amount of $XXand the borrower promises to pay $XXX.XX at the rate of interest X.XXX%. xx payment had begun from xx/xx/XXXX that is to be ended with a maturity date of xx/xx/XXXX/
xx is no post-origination bankruptcy record has been found.
xx evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xx comment pertaining damage to the subject property have been observed.
xx comments have been found stating that the borrower’s income has been affected by COVID-19.

xx:xx:xx	xx loan modification agreement was made between the borrower and lender on xx/xx/XXXX. xx new principal balance is in the amount of $XXand the borrower promises to pay $XXX.XX at the rate of interest X.XXX%. xx payment had begun from xx/xx/XXXX that is to be ended with a maturity date of xx/xx/XXXX/	Credit Report	xx: xx of xx: 154 xx: 156 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2008   xx: xx/xx/2007   xx: 15 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 30.070%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 7.xx%   xx: 7.xx%   xx: -0.00500%   xx %: -0.00500%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 578   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2038 xx: 7882 (xx) xx %: xx: xx: xx:	1: Acceptable				* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27292145	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,261.46	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$364.08	6.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2018	$49,569.15	Not Applicable	6.500%	$290.21	07/01/2018	Financial Hardship	xx title report as of xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX with MERS as nominee for xx of xx, N.A.
xx is junior mortgage in the favor of xx of xx, N.A. recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
xx Xst tax  of XXXX has been paid on xx/xx/XXXX in the amount of $XXX.XX. county Xnd tax of XXXX is due on xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX the last payment received on xx/xx/XXXX payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXX.XX and PITI is in the amount of $XXX.XX. xx UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is in collection.
xx to the collection comment xx for default is xx-XX.
xx to the payment history as of xx/xx/XXXX the last payment received on xx/xx/XXXX payment applied date was xx/xx/XXXX  and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of  $XXX.XX and PITI is in the amount of  $XXX.XX. xx UPB reflected as per the payment history is in the amount of $XX
xx property is owner occupied and in good condition. xx information has been found related damage or repairs.

xx:xx:xx	xx modification agreement was made between xx and xx LLC .on xx/xx/XXXX.xx per the modified term, the new principal balance $XX,XXX.XX. xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Credit Report	xx: xx of xx: 153 xx: 156 |---| -3 |----| -1.xx% xx: NA. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: NA.   xx: xx:
xx: xx DTI xx: xx: 53.390%   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA.   xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -11 (xx)   xx %:    xx: xx date of mod is xx/xx/2018.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 30/360   xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: PH string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: PH string is xx.   xx: xx:
xx: xx:  xx:    xx %:    xx: xx address street is  xx.   xx: xx:
xx: xx: xx: 700   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/2038   xx: 7425 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: NA. xx: xx:	1: Acceptable				* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87760358	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$486.48	$901.76	01/26/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$238.76	7.250%	360	xx	xx	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XX,XXX.XX, which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx xx which was recorded on xx/xx/XXXX.
xx	xx:xx to the review of the servicing comments, the borrower is current with the loan. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is in the amount of $XX
xx per the comment dated xx/xx/XXXX, the borrower's income was impacted due to the COVID-19. xx further details have been found.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx: xx of xx: 154 xx: 156 |---| -2 |----| -1.xx% xx: NA. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: NA.   xx: xx:
xx: xx DTI xx: xx: 14.820%   xx:    xx %:    xx: NA.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA.   xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx: NA.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2008   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA.   xx: xx:
																																																																																				xx: xx: xx/xx/2038 xx: xx/xx/1938 xx: xx (xx) xx %: xx: NA. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18929787	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$682.81	11/07/2020	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$546.85	6.125%	360	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	06/04/2020	$78,071.41	$6,071.41	3.750%	$289.82	07/01/2020	Financial Hardship	xx to xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the assignment is from xx, xx, by xx xx F/K/A xx, xx D/B/A xx, xx to xx xx D/B/A xx.
xx is one IRS lien against the borrower in the favor of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx installment combined taxes of the year XXXX are due in the amount of $XXX.XX which was due on xx/xx/XXXX.
xx:xx loan is currently in xx. xx borrower is currently delinquent for X month and next due date is xx/xx/XXXX.
xx per comment dated xx/xx/XXXX, the reason for default is loss of income. xx details regarding the xx plan have not been found.
xx loan was modified on xx/xx/XXXX.
xx post-closing details regarding the bankruptcy have not been found.
xx per comment dated xx/xx/XXXX, the foreclosure was initiated and referred to an attorney on xx/xx/XXXX. xx further details have been found.
xx damages were reported.

xx:xx per comment dated xx/xx/XXXX, the foreclosure was initiated and referred to an attorney on xx/xx/XXXX. xx further details have been found.
xx:xx	xx loan modification agreement was signed between the borrower xx E xx and lender xx on xx/xx/XXXX. xx new modified UPB is $XX,XXX.XX. xx is a deferred balance in the amount of $XXXX.XX. xx, the interest bearing amount is $XX,XXX.XX. xx borrower promises to pay the P&I in the amount of $XXX.XX with an interest rate of X.XXX% beginning from xx/xx/XXXX till the maturity date is xx/xx/XXXX.	xx: xx of xx: 152 xx: 155 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2008   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2016   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 46.940%   xx:    xx %:    xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2020   xx: xx/xx/2020   xx: -13 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:  xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2060   xx: xx/xx/1938   xx: xx (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57770595	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$930.00	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$828.64	6.500%	360	xx	xx	Conventional	Fixed	Refinance	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/02/2013	$141,154.51	$27,764.51	4.000%	$473.90	12/01/2013	Financial Hardship	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “xx, xx" in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment is xxomplete as the current assignment of mortgage is with "xx xx D/B/A xx" instead of "xx or xx".	xx:xx loan is in collection and borrower is X months delinquent with the payment.

xx per comment dated xx/xx/XXXX, borrower is affected due to COVID-19.
xx foreclosure action has been found in the loan file.
xx damage or repairs has been found on the subject property.
xx to the PACER, the debtor has filed bankruptcy under chapter XX with the case# xx on xx/xx/XXXX. xx case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.

xx:xx:xx to the PACER, the debtor has filed bankruptcy under chapter XX with the case# xx on xx/xx/XXXX. xx case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx modification agreement was made on xx/xx/XXXX. xx modification interest rate is X.XXX% and borrower has promised to pay P&I in the amount $XXX.XX began on xx/xx/XXXX. xx new principal balance is $XX, in which an interest bearing balance is $XXX,XXX.XX and deferred balance is $XX,XXX.XX. xx last modified payment will be due on xx/xx/XXXX.	xx: xx of xx: 152 xx: 156 |---| -4 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2008   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 23.230%   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 722   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2053   xx: xx/xx/2038   xx: 5752 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: PUD xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46158895	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,603.92	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,044.99	7.375%	360	xx	xx	Conventional	Fixed	Refinance	55.018%	55.018%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/13/2018	$113,121.45	Not Applicable	4.375%	$746.35	08/01/2018	Financial Hardship	xx to the updated title report dated xx/xx/XXXX. xx claimable active judgments or liens have been found.	xx	xx:xx per servicing comments the loan is in collections. xx evidences are available regarding foreclosure and bankruptcy.
xx per comment on xx/xx/XXXX, borrower’s income had been impacted due to xx-XX
xx:xx:xx	xx loan was modified on xx/xx/XXXX with fixed rate with new principal balance in the amount of $XXX,XXX.XX. xx borrower had promised to pay P&I payment in the amount of $XXX.XX with the rate of X.XXX% started from xx/xx/XXXX. xx of this agreement is xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 151 xx: 154 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2008   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 42.050%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 562   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2036 xx: xx/xx/2038 xx: -486 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33545257	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$462.85	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$404.53	6.250%	360	xx	xx	Conventional	Fixed	Refinance	65.050%	65.050%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/30/2017	$78,694.63	$8,523.25	4.125%	$298.75	01/01/2018	Financial Hardship	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender xx xx and recorded on xx/xx/XXXX for the amount of $XX,XXX.XX.
xx chain of assignment has been completed, currently the assignment is with xx, xx.
xx are no active liens and judgments found against the borrower.
xx taxes for the year XXXX are due in the amount of $XXX.XX.
xx	xx:xx current status of the loan is in collection. xx to the payment history as of dated xx/xx/XXXX the borrower has been delinquent for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXXX%. xx current UPB is reflected in payment history for the amount of $ $XX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx per the servicing comment dated xx/xx/XXXX the borrower's income impacted due to COVID-19.

xx:xx:xx borrower xx had filed bankruptcy under chapter XX with case#xx and the case was discharge on xx/xx/XXXX.	xx modification agreement was made between the lender xx, LLC and the borrower xx on xx/xx/XXXX , the new principal balance as per mod is $XX,XXX.XX.xx first payment was due on xx/xx/XXXX and the maturity dated is xx/xx/XXXX. xx amount of $XX,XXX.XX is the interest bearing amount and $xx is the deferred amount. xx modified P&I is in the amount of $XXh an interest rate of X.XXX%.	xx: xx of xx: 150 xx: 154 |---| -4 |----| -2.xx% xx: xx discrepancy xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2008   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx DTI xx: xx: 37.030%   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: 691   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2038 xx: 7184 (xx) xx %: xx: xx discrepancy xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
488184	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$397.57	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	05/01/2014	$81,004.88	$13,140.75	2.000%	$205.51	06/01/2014	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX with xx, xx and was recorded on xx/xx/XXXX with xx# xx#/xx# xx in the amount of $XX,XXX.XX.

xx of the assignment is complete.

xx active judgments or liens found against the borrower/xx property.

xx prior delinquency taxes are found.

xx to the review of payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected in the amount of $XX	xx:xx current status of the loan is performing.
xx to the review of payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected in the amount of $XX
xx reason for default is loss of income.
xx per collection comment, the subject property is owner-occupied.

xx:xx:xx	xx loan modification agreement was made between the borrower xx R. xx and the lender xx LLC on xx/xx/XXXX. xx per the modified term the new principal balance $XX,XXX.XX. xx promise to pay $XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX. xx interest-bearing amount is $XX,XXX.XX and deferred balance in the amount of $XX,XXX.XX. xx is no provision for the balloon payment.	Origination Appraisal	xx: xx of xx: 151 xx: 154 |---| -3 |----| -1.xx% xx: xx of losn is 151. xx: xx:
xx: xx of xx: xx/xx/2014   xx: xx/xx/2014   xx: -31 (xx)   xx %:    xx: xx date is xx/xx/2014.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx history string is 0000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx: xx history string is 0000000000000000000000.   xx: xx:
																																																																																				xx: xx: xx/xx/2054 xx: xx/xx/2038 xx: 5874 (xx) xx %: xx: xx date is xx/xx/2054. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34108373	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,620.04	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$875.77	7.500%	360	xx	xx	Conventional	Fixed	Purchase	94.994%	94.994%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2014	$169,367.66	Not Applicable	2.000%	$667.67	10/01/2014	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on first lien position. xx active judgments or liens found on the subject property.	xx per payment history dated xx/xx/XXXX, the borrower is performing with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx the loan is in collection.
xx per payment history dated xx/xx/XXXX, the borrower is performing with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX.
xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX to the step modification and the rate was starting from X.XX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX%.
xx comments have been found regarding foreclosure.
xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed before the deadline. xx date was xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX. xx the xx is not in active status since it was terminated on xx/xx/XXXX.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed before the deadline. xx date was xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX. xx the xx is not in active status since it was terminated on xx/xx/XXXX.	xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX to the step modification and the rate was starting from X.XX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX%.	xx: xx of xx: 152 xx: 154 |---| -2 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2008   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 48.540%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 605   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2042 xx: xx/xx/2038 xx: 1430 (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44577231	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,041.16	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$174.74	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/01/2013	$27,618.26	Not Applicable	6.875%	$169.13	10/01/2013	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx. which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on first lien position. xx active judgments or liens found on the subject property.	xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX	xx:xx the loan is in collection.
xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX
xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XXto the step modification and the rate was starting from X.XXX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX%.
xx comments have been found regarding foreclosure.
xx bankruptcy has been filed.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx	xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XXto the step modification and the rate was starting from X.XXX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX%.	xx: xx of xx: 151 xx: 154 |---| -3 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2008   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 42.550%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx 3 xx: xx/xx/2053   xx: xx/xx/1953   xx: xx (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx 5 xx: xx: 0.000%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 759   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2053 xx: xx/xx/2038 xx: 5632 (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14786427	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,570.59	12/25/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,711.10	$2,356.70	5.750%	360	xx	xx	Conventional	ARM	Not Applicable	86.048%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as nominee for xx, xx, and it was recorded on xx/xx/XXXX.

xx chain of assignment is xxomplete. xx loan is currently the assignment with XX, xx d/b/a xx on xx/xx/XXXX. xx should be assigned with xx.

xx is a state tax lien of ‘xx of xx DOL’ against the borrower ‘xx, xx.’ in the amount of $X.XX which was recorded on xx/xx/XXXX.

xx any prior year taxes are delinquent as per updated title report.
xx	xx:xx review of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/XXXX. xx debtor "xx" had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx date of last filing bankruptcy is xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XXX,XXX.XX and the arrearage amount is $X,XXX.XX. MFR was filed on xx/xx/XXXX & it has been granted on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX & and the case has been terminated on xx/xx/XXXX.

xx foreclosure has been noted.

xx per review of BPO dated xx/xx/XXXX, the subject property is in average condition and is owner occupied. xx regarding the damage and repair is not available in the latest servicing comments

xx:-
xx per the servicing comment dated xx/xx/XXXX, the reason for default is unemployment.
xx per servicing comment dated xx/xx/XXXX, the borrower has filed a claim for damage. xx borrower filed insurance claim for loss amount $X,XXX.XX. xx per comment dated xx/xx/XXXX, this amount to be used for needed repairs. xx further information regarding damaged or repairs found in comments.
xx per servicing comment dated xx/xx/XXXX, the property is owner-occupied.

xx:xx:xx to the PACER, the debtor "xx" had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx date of last filing bankruptcy is xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XXX,XXX.XX and the arrearage amount is $X,XXX.XX. MFR was filed on xx/xx/XXXX & it has been granted on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX & and the case has been terminated on xx/xx/XXXX.	xx is conventional ARM rate mortgage with P&I of $X,XXX.XX with the rate of interest X.XXX% and a maturity date of xx/xx/XXXX. xx P&I as per payment history is the $X,XXX.XX and rate of interest is X.XXX% & maturity date is xx/xx/XXXX, however, there is a reduction in P&I and rate of interest with respect to xx data which seems that there would be a possible modification.	Origination Appraisal	xx: xx of xx: 152 xx: 154 |---| -2 |----| -1.xx% xx: xx of loan is 152 xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx has been closed in 2018.   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 34.600%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $xx:    xx %:    xx: xx missing.   xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx: xx missing.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360   xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: xx only for first 120 months.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx: N/A   xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2008   xx:    xx %:    xx: N/A   xx: xx:
xx: xx P&I   xx: $2356.70   xx: $1711.10   xx: $645.60   xx %: 37.xx%   xx: xx standard P&I is $2356.70.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: PH string is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: PH string reversed is xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 45 xx:    xx %:    xx: N/A   xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2038 xx: 7488 (xx) xx %: xx: xx date is xx/xx/2058. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "An appraiser report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37468736	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$842.20	10/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$762.04	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	71.605%	71.605%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	09/01/2016	$104,848.60	Not Applicable	6.875%	$642.06	10/01/2016	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx, xx with instrument # is xx XXXX /
XXXX.

xx chain of assignment has been completed. xx last assignment is with xx
D/B/A xx.

xx liens and judgments:

xx are X state tax liens which were recorded on xx/xx/XXXX and xx/xx/XXXX the total in the amount of $XXXX.XX in favor of xx of xx is X IRS liens which was recorded on xx/xx/XXXX in the amount of $xx in favor of xx of the xx-xx.

xx is X state tax lien which was recorded on xx/xx/XXXX in the amount of $XXXX.XX in favor of xx G xx.

xx annual county taxes of XXXX of have been paid in the amount of $XXX.XX.
xx per the review of payment history as of xx/xx/XXXX, the borrower is delinquent for X month with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX% xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is currently in collection. xx per the review of payment history as of xx/xx/XXXX, the borrower is delinquent for X month with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX% xx current UPB reflected as per the payment history is in the amount of $XX.

xx per servicing comment dated xx/xx/XXXX the reason for default is borrower is affected by COVID-19.xx short term forbearance was approved and began on xx/xx/XXXX to xx/xx/XXXX. xx no further details have been found. xx subject property has been occupied by owner. xx borrower's intention is to keep the property.

xx per servicing comment dated xx/xx/XXXX the borrower is affected by COVID-19.xx short term forbearance was approved and began on xx/xx/XXXX to xx/xx/XXXX. xx no further details have been found.

xx loan was modified on xx/xx/XXXX between the borrowers xx and lender is MERS as nominee for xx, LLC. xx new modified principal balance as per modification is in the amount of $XX. xx is no any deferred principal balance. xx interest-bearing amount is $XXX,XXX.XX with an interest rate of X.XXX% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.

xx:xx:xx	xx loan was modified on xx/xx/XXXX between the borrowers xx and lender is MERS as nominee for xx, LLC. xx new modified principal balance as per modification is in the amount of $XX. xx is no any deferred principal balance. xx interest-bearing amount is $XXX,XXX.XX with an interest rate of X.XXX% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.	Credit Report Missing Required State Disclosures	xx: xx of xx: 150 xx: 153 |---| -3 |----| -1.xx% xx: xx of loan is 150. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2008   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx DTI xx: xx: 51.650%   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is no any deferred balance.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx lender does not require the MI.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx loan is conventional, fixed, refinance loan.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is not a xx loan.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx the xx is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per xx the xx reversed is xx.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx: xx: 608   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2056 xx: xx/xx/2038 xx: 6698 (xx) xx %: xx: xx reflects the stated maturity date is xx/xx/2056. xx: xx:	2: Acceptable with Warnings			* Missing Required State Disclosures (Lvl 2) "The subject property is located in AL State. The following disclosures are missing from the loan file. 1. Choice of Insurer"	* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55721238	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,353.24	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,306.97	6.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	698	736	30.552%	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx, xx.

xx chain of assignment is not completed as the subject mortgage is currently assigned to “xx xx d/b/a xx” instead of “xx.”

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

xx prior year delinquent taxes have been found in the updated title report	xx of updated payment history as of xx/xx/XXXX, the loan is currently performing and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $$X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx of updated payment history as of xx/xx/XXXX, the loan is currently performing and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $$X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.

xx evidences are available in the latest XX months servicing comments regarding foreclosure proceedings and xx filings.
xx:xx:xx	xx P&I as per updated payment history as of the date is $X,XXX.XX and rate of interest is X.XXX%; however, there is a reduction in P&I and rate of be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xx tape is also providing the information regarding the latest modification which was made on xx/xx/XXXX.	xx: xx (xx script version) xx: xx: xx/xx/2008 |---| |----| xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx: \   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2017   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: APOPKA   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2038 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6082824	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$9,606.52	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,400.49	5.625%	360	xx	xx	Conventional	Fixed	Refinance	63.182%	63.182%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor xx of xx; N.A. for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx.

xx chain of assignment has been completed.

xx is an active junior mortgage against subject property originated on xx/xx/XXXX in the favor xx W. xx and xx M. xx, xx of the xx W. xx, and xx M. xx, for the amount of $XX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# XXXX-xx-XX.

 xx are several active xx/xx/xx against subject property in the total amount of $X,XXX.XX recorded on different dates.
xx are two xx of xx of xx against subject property in the total amount of $XXX.XX recorded on xx/xx/XXXX and xx/xx/XXXX.
xx	xx:xx per servicing comments the loan is in collections. xx evidences are available regarding foreclosure and bankruptcy
xx:xx:xx to PACER xx, xx had filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. xx POC was not filed. xx debtor was dismissed on xx/xx/XXXX and the bankruptcy was terminated on xx/xx/XXXX.	xx	Origination Appraisal	xx: xx of xx: 149 xx: 153 |---| -4 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2008   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx: \   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 41.820%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2017   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 703   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2038   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46161969	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$700.99	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$255.21	7.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	16.749%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	7.000%	$224.83	04/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX, with MERS as nominee for xx, xx., recorded with the xx# xx.

xx of assignment has been completed. xx last assignment is with xx xx.
xx	xx:xx current status is collection.
xx to the collection comment date xx/xx/XXXX, the RFD is curtailment of income.
xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx:xx:xx	xx is a conventional fixed rate mortgage with a P&I of $XXX.XX with the rate of interest X.XXX% and a maturity date of xx/xx/XXXX. xx P&I as per payment history tape data is the $XXX.XX and PITI is $XXX.XX and the rate of interest is X.XXX % .xx tape data shows loan was modified on xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 150 xx: 152 |---| -2 |----| -1.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx/xx/2008   xx: xx/xx/2008   xx: -2 (xx)   xx %:    xx: NA   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: 16.749%   xx: 16.750%   xx: -0.001%   xx %: -0.00100%   xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 665   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058 xx: xx/xx/2038 xx: 7213 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ).
Loan data is 7.440% and comparison data is $7.245%. The variance is 0.195%."
																																																																																								* Missing Appraisal (Lvl 2) "The Appraisal report is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77711457	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$661.14	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$499.42	6.750%	360	xx	xx	Conventional	Fixed	Refinance	44.000%	44.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2016	$73,600.57	Not Applicable	6.750%	$444.07	08/01/2016	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on second lien position. xx there is one senior mortgage on the subject property in the amount of $XX,XXX.XX in favor of xx Xst credit xx which was recorded on xx/xx/XXXX.	xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX	xx:xx the loan is in collection.
xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX
xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.
xx per PACER, the debtor had filed bankruptcy under chapter-X with the case#xx on xx/xx/XXXX. xx the xx is not in active status since it was discharged on xx/xx/XXXX and was fully terminated on xx/xx/XXXX.
xx comments have been found regarding foreclosure.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx per PACER, the debtor had filed bankruptcy under chapter-X with the case#xx on xx/xx/XXXX. xx the xx is not in active status since it was discharged on xx/xx/XXXX and was fully terminated on xx/xx/XXXX.	xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	xx: xx of xx: 148 xx: 151 |---| -3 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2008   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 26.290%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 626   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2056 xx: xx/xx/2038 xx: 6575 (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22566780	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,700.19	12/14/2024	XX	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,051.09	6.875%	360	xx	xx	Conventional	Fixed	Refinance	64.000%	64.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/16/2016	$160,263.17	Not Applicable	6.875%	$981.41	06/01/2016	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in MERS as nominee for xx, xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx xx.

xx active judgments or liens found.

xx annual xx taxes for XXXX have been due in the amount of $X,XXX.XX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) was made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.	xx:xx loan is currently in collections.
xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) was made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.
xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.
xx foreclosure proceedings were initiated on the loan by referring it to attorney case# xx and complaint was filed on xx/xx/XXXX. xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx:xx foreclosure proceedings were initiated on the loan by referring it to attorney case# xx and complaint was filed on xx/xx/XXXX. xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	xx: xx of xx: 147 xx: 150 |---| -3 |----| -2.00000% xx: xx of loan is "147". xx: xx:
xx: xx (xx script version)   xx: xx/xx/2008   xx: xx/xx/2008   xx: 20 (xx)   xx %:    xx: xx date (xx script version) is "xx/xx/2008".   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: xx #1 middle name is "xx".   xx: xx:
xx: xx DTI xx: xx: 50.690%   xx:    xx %:    xx: xx DTI ratio percent is "xx".   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx in foreclosure? is "xx".   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balance amount is "xx".   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx lender G/L require MI? is "xx".   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is "360/360".   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx paid through date is "xx".   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. amort potential? is "xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is "xx".   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is "xx".   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx of refinance per application is "xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per application is "xx".   xx: xx:
xx: xx: xx: 629   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2056 xx: xx/xx/2038 xx: 6483 (xx) xx %: xx: xx maturity date is "xx/xx/2056". xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33651194	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$935.26	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$465.14	7.000%	180	xx	xx	Conventional	Fixed	Refinance	69.000%	69.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	05/13/2019	$34,074.01	Not Applicable	7.000%	$211.75	04/01/2019	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX. xx assignment of mortgage is completed. xx last assignment is with xx. xx are no active liens and judgments have been found. xx delinquent taxes have been found.	xx:xx loan is in collections. xx FC & BK activity found. xx to the collection comment dated xx/xx/XXXX, the property needs some repairs. xx, unable to determine the cause & nature of damage. xx loan has been modified on xx/xx/XXXX with principal balance of $XX,XXX.XX with interest rate of X% and P&I $XXX.XX from xx/xx/XXXX till xx/xx/XXXX. xx to the collection comment dated xx/xx/XXXX, the RFD was COVID.
xx:xx:xx	xx loan has been modified on xx/xx/XXXX with principal balance of $XX,XXX.XX with interest rate of X% and P&I $XXX.XX from xx/xx/XXXX till xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 146 xx: 149 |---| -3 |----| -2.01342% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2008   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 45.500%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2019   xx: 42 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 603   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2023 xx: xx (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52844010	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,575.66	12/19/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,965.19	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	69.845%	69.845%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with ABN xx, xx., recorded with the xx# xx.

xx are X  IRS lien active against borrower “xx E xx” in the favor of “xx of the xx-xx”, xx was recorded on different dates total  in the amount of $XXX,XXX.XX with different  xx/xx/xx#.

xx of assignment has been completed. xx last assignment is with xx xx.
xx	xx:xx current status is performing.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 153 xx: 155 |---| -2 |----| -1.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 39.223%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NAUpdated as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
																																																																																				xx: xx: xx: 790 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24832598	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$291.80	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$398.67	7.250%	240	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	725.000%	$229.91	11/01/2017	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX with MERS as nominee for Xst xx/xx. of xx with xx# xx|xx/xx#xx/XXX. xx chain of assignment has been completed; currently the assignment is with originated lender MERS as nominee for Xst xx/xx. of xx. xx active judgments or liens have been found against the borrower. xx taxes of XXXX have been paid on xx/xx/XXXX in the amount of $XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx per the comment history, the borrower is performing with the loan. xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX xx per the comments dated xx/xx/XXXX, the reason for default is curtailment of income. xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx:xx:xx	xx is missing from the loan file. xx is conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.XX% and a maturity date of xx/xx/XXXX. xx current P&I as per payment history is the $XXX.XX and current rate of interest is X.XX%. xx per tape data, the loan has been modified on xx/xx/XXXX. xx, there is a reduction in P&I and rate of interest with respect to xx data which seems that there would be a possible modification.	xx: xx of xx: 147 xx: 149 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2008   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 25.390%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2017   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 686   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2028 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55809162	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,656.59	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$257.91	7.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/05/2015	$43,096.46	$7,003.08	2.000%	$109.30	12/01/2015	Financial Hardship	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender xx of xx, NA in the amount of $XX.XXX.XX, which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx xx which was recorded on xx/xx/XXXX.
 xx active liens and judgments have been found against the borrower and the property.
xx county  taxes for the year of XXXX have been paid  and first installment taxes for the year of XXXX have been paid.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX

xx:xx to the review of the servicing comments, the loan is in the collection. xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX
xx per the comment dated xx/xx/XXXX, the reason for default was an excessive obligation.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:xx:xx to the PACER report, the borrower “xx” had filed for bankruptcy under xx-XX with case# xx on xx/xx/XXXX. xx comment has been found indicating a cram-down. xx last filing date of bankruptcy was xx/xx/XXXX. xx bankruptcy was discharged on xx/xx/XXXX and fully terminated on xx/xx/XXXX.	xx modification agreement was made on xx/xx/XXXX, between the borrower “xx Y. xx” and the lender “xx LLC”. xx borrower promises to make a monthly payment of $XXX.XX with the rate of interest X.XX%, beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx new principal balance stated in the xx is in the amount of $XX xx lender had deferred the amount of $X,XXX.XX from the new principal balance. xx, the interest-bearing amount is $XX,XXX.XX. xx modification does not contain any balloon provision.	xx: xx of xx: 145 xx: 147 |---| -2 |----| -1.xx% xx: NA. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2008   xx:    xx %:    xx: NA.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx DTI xx: xx: 43.180%   xx:    xx %:    xx: NA.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 0000000000000000011MMMMM   xx: xx:    xx %:    xx: xx payment history string is 0000000000000000000011MMMMMMM.   xx: xx:
xx: xx: MMMMM1100000000000000000   xx: xx'   xx:    xx %:    xx: xx payment history string reversed is MMMMMMM1100000000000000000000.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: 672   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2038 xx: 6209 (xx) xx %: xx: xx per the note, the stated maturity date is xx/xx/2055. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30506210	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,998.99	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$902.84	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/26/2017	$126,452.97	Not Applicable	6.625%	$751.62	11/01/2017	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with the lender “xx, xx” with xx# xx.
xx chain of assignment has been completed.
xx active judgments or liens have been found.
xx county taxes for the year XXXX have been paid off in the amount of $XXXX.XX on xx/xx/XXXX.
xx delinquent taxes have been found for the prior year.
xx per the payment history as of xx/xx/XXXX, borrower is X months delinquent with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX.	xx:xx is in collection.

xx per the payment history as of xx/xx/XXXX, borrower is X months delinquent with the loan. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX.

xx post-closing bankruptcy activity has been found. xx foreclosure activity has been noted.

xx per the collection comments dated xx/xx/XXXX, the borrower’s income has been impacted due to xx-XX. xx further details have been found.

xx damage was noted on the property.

xx:xx:xx	xx modification agreement was made between the borrower and lender on the effective date of xx/xx/XXXX. xx borrower has promised to pay the new principal balance of $XXX,XXX.XX with the fixed interest rate X.XXX % and P&I of $XXX.XX that began from the first payment date xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx deferred and forgiven has been noted.	xx: xx of xx: 138 xx: 142 |---| -4 |----| -2.xx% xx: xx's N/A xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2009   xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx DTI xx: xx: 45.480%   xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx: xx: 657   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2039 xx: 6758 (xx) xx %: xx: xx as per xx. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89608806	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,004.78	10/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,259.52	4.875%	360	xx	xx	Conventional	Fixed	Refinance	68.000%	68.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx of xx, N.A.
xx of assignment has been completed. xx, the mortgage is with xx xx which was recorded on xx/xx/XXXX.
xx is a judgment in the amount of $XXX.XX which was recorded on xx/xx/XXXX in the favor of xx of xx – xx.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX
xx prior year delinquent taxes have been found.
xx	xx:xx loan is currently in collections and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for bankruptcy and foreclosure have been found.
xx comments have been found stating the borrower’s income was impacted by xx. xx repairs and damages have been found.
xx property is owner occupied.

xx:xx:xx	xx	xx: xx of xx: 136 xx: 140 |---| -4 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2009   xx: xx/xx/2009   xx: 90 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 42.040%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 800 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42913268	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,601.72	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,735.72	4.375%	180	xx	xx	Conventional	Fixed	Refinance	57.924%	57.924%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	4.375%	$590.86	06/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx xx., recorded with the xx# xx.

xx chain of assignments found. xx unable to determine last assignee.

xx active liens and judgments have been found against borrower and property.

xx are no prior year real estate delinquencies.
xx	xx:xx current status is performing.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx is a conventional fixed rate mortgage with a P&I of $X,XXX.XX with the rate of interest X.xx %and a maturity date of xx/xx/XXXX. xx P&I as per payment history tape data is the $XXX.XX and PITI is $X,XXX.XX and the rate of interest is X.XXX % xx, there is an decreased in P&I with respect to xx data which seems that there would be a possible modification. xx modification document is not found in the loan file.	Origination Appraisal	xx: xx of xx: 137 xx: 139 |---| -2 |----| -1.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2009   xx:    xx %:    xx: NA   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 41.130%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx/xx/2017   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 624   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2024 xx: xx (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38909300	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,077.53	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,360.40	5.125%	360	xx	xx	Fixed	Purchase	98.805%	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$10,007.87	08/09/2018	$223,172.38	Not Applicable	5.125%	$1,094.67	09/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with MERS as nominee for xx “lender” and was recorded on xx/xx/XXXX. xx chain of assignment is complete. xx assignment from xx xx xx to xx xx recorded on xx/xx/XXXX. xx county property taxes for the year XXXX was paid on xx/xx/XXXX in the amount of $XXXX.XX. xx prior years delinquent taxes found.
xx of the payment history provided for the period xx/xx/XXXX till xx/xx/XXXX shows borrower is more than XXX plus days delinquent. xx last payment received was in the amount of $XXXX.XX on xx/xx/XXXX for due date xx/xx/XXXX.xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX and current interest rate as per pay history is X.XXX%.
xx:xx servicing comments from xx/xx/XXXX till xx/xx/XXXX states the loan is in active bankruptcy and payments are XXX plus days delinquent. xx ability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. xx borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. xx contact is established.

xx new modified rate is X.XXX % and borrower promises to pay  P&I in the amount of  $XXXX.XX beginning  xx/xx/XXXX. xx new principal balance is $XX. xx maturity date is  xx/xx/XXXX.

xx last payment received  was in the amount of $XXXX.XX on xx/xx/XXXX for due date  xx/xx/XXXX.xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX  and current interest  rate as per pay history is  X.XXX%.

xx and xx  filed xx- XX bankruptcy xx#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx petition filed on  xx/xx/XXXX shows amount of secured claim  $XXX,XXX .

xx details regardin foreclosure proceeding found in loan file or servicing comments.
xx damage found on the subject property.

xx:xx:xx and xx  filed xx- XX bankruptcy xx#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx petition filed on  xx/xx/XXXX shows amount of secured claim  $XXX,XXX .
xx modification agreement was made between xx and xx and lender xx LLC on xx/xx/XXXX. xx new modified rate is X.XXX % and borrower promises to pay P&I in the amount of $XXXX.XX beginning xx/xx/XXXX. xx new principal balance is $XX. xx maturity date is xx/xx/XXXX.
xx: xx of xx: 138 xx: 140 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2009   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 42.560%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: 8 (xx)   xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2039 xx: 7001 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28875674	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,580.95	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$701.60	6.500%	360	xx	xx	Fixed	Refinance	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the mortgage was originated on xx/xx/XXXX with xx D. xx and xx (borrower) and (lender) xx, xx in the amount of $XXX,XXX. xx subject mortgage was recorded on xx/xx/XXXX with the instrument # xx. xx chain of the assignment has been completed. xx current assignment is with xx xx.	xx	xx:xx review of comment history shows that the loan is in collection. xx comment history dated xx/xx/XXXX shows that the borrower's income has been impacted by covid.
xx property is owner occupied. xx damage or repair to the property has been found.

xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 135 xx: 138 |---| -3 |----| -2.xx% xx: xx discrepancies. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2009   xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx DTI xx: xx: 46.080%   xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx of xx: xx: xx/xx/2019   xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: xx/xx/2009   xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: 000000000000000000000001   xx: xx'   xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: 649   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2039 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96769744	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,851.92	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,266.42	6.000%	360	xx	xx	Fixed	Refinance	94.868%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/20/2017	$201,457.75	Not Applicable	4.000%	$841.97	12/01/2017	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX with the book/page #XXX/XXXX in the amount of $XXX,XXX.XX with xx, xx.
xx chain of assignment has been completed.
xx delinquent taxes have been found.
xx	xx:xx loan is currently in collections. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for XX days. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX.
xx per the comment dated xx/xx/XXXX, the reason for default is loss of xx due and loss of income to xx-XX.
xx latest servicing comment has been found to determine the current occupancy of the subject property. xx damage or repairs have been found.

xx:xx:xx to the PACER, the borrower had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx schedule D of xx shows claim in the amount of $XXX,XXX.XX and the value of collateral is $XXX,XXX.XX hence an unsecured amount is $XX,XXX.XX. xx is no comment indicating a cramdown. xx case was discharged on xx/xx/XXXX and was terminated on xx/xx/XXXX.	xx loan modification agreement was made on xx/xx/XXXX with the new principal balance is in the amount of $XX and the borrower promise to pay the new P&I $XXX.XX with the interest rate of X.XX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx interest bearing amount is $XXX,XXX.XX.	xx: xx of xx: 134 xx: 137 |---| -3 |----| -2.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2009   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx #1 xx: xx: INGLE   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 109.333%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 479   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2039 xx: 6636 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2279801	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$2,166.86	$8,754.53	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Unavailable	$1,700.63	5.375%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the mortgage was originated on xx/xx/XXXX with xx J. xx & xx (borrower) and (lender) xx of xx, NA, in the amount of $XXX,XXX. xx subject mortgage was recorded on xx/xx/XXXX with the instrument # xx.
xx chain of the assignment has been completed. xx current assignment is with xx xx.
xx is certificate of sale for unpaid municipal lien in the amount of $XXX.XX, which is not yet redeemed. xx was recorded on xx/xx/XXXX in favor of xx, xx of xx of xx.
xx is another certificate of tax sale for unpaid real estate lien, which was recorded xx/xx/XXXX in favor of xx, xx

xx second installments of county taxes for the year of XXXX are delinquent in the amount of $XXXX.XX for the due date of xx/xx/XXXX. xx current ownership is vested in the name of xx J. xx and xx (borrower).

xx	xx:xx review of comment history shows that the loan is in collection. xx property has been occupied by the owner himself. xx damage or repair to the property has been found. xx per comment history dated xx/xx/XXXX, the borrower's income has been affected by covid XX.
xx borrower xx had filed the bankruptcy under chapter XX with the xx # xx, dated xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX and it was discharged on xx/xx/XXXX.
xx schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $XXX,XXX and the value of property is $XXX,XXX out of which $XX,XXX is unsecured.
xx is no any evidence of cram down.

..
xx:xx:xx borrower xx had filed the bankruptcy under chapter XX with the xx # xx, dated xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX and it was discharged on xx/xx/XXXX.
xx schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $XXX,XXX and the value of property is $XXX,XXX out of which $XX,XXX is unsecured.
xx is no any evidence of cram down.
xx	Origination Appraisal	xx: xx of xx: 133 xx: 136 |---| -3 |----| -2.xx% xx: xx discrepancies. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx DTI xx: xx: 68.280%   xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: $xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx pay history string is xx.   xx: xx:
xx: xx: 000000000000000000000001   xx: xx'   xx:    xx %:    xx: xx pay history string is 000000000000000000000000001.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: 714   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2039 xx: xx %: xx: xx discrepancies. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46854251	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,004.44	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,604.93	5.875%	360	xx	xx	Conventional	Fixed	Refinance	69.092%	69.092%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/11/2014	$425,252.64	Not Applicable	4.625%	$1,946.08	09/01/2014	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX with the instrument #xx in the amount of $XXX,XXX.XX with xx, xx, A xx.
xx chain of assignment has been completed.
xx delinquent taxes have been found.
xx	xx:xx loan is currently in collections. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for XX days. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX.
xx per the comment dated xx/xx/XXXX, the reason for default is curtailment of income due to xx-XX.
xx latest servicing comment has been found to determine the current occupancy of the subject property. xx damage or repairs have been found.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with the new principal balance is in the amount of $XX and the borrower promise to pay the new P&I $X,XXX.XX with the interest rate of X.XXX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx interest bearing amount is $XXX,XXX.XX.	xx: xx of xx: 134 xx: 137 |---| -3 |----| -2.xx% xx: xx not use for review. xx: xx:
xx: xx #1 xx: xx: \   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx/xx/2014   xx: xx/xx/2014   xx: 10 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx: xx/xx/2054 xx: xx/xx/2039 xx: 5448 (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77681334	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$501.85	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$996.74	5.875%	360	xx	xx	Conventional	Fixed	Refinance	72.944%	72.944%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/26/2015	$161,826.25	Not Applicable	5.875%	$876.33	05/01/2015	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX.XX which was recorded on xx/xx/XXXX.
xx of assignment has been completed. xx assignment is with the xx.
xx active judgments or liens found.
xx installment city taxes for the year of XXXX are due in the amount of $XXX.XX which was due on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx	xx:xx loan present status is performing.
xx loan was modified in XXXX.
xx bankruptcy details have been found.
xx foreclosure activity has been found.
xx property is owner occupied. xx damage and repairs have been found.

xx:xx:xx	xx loan was modified on xx/xx/XXXX. xx per the modified terms, the new principal balance is $XX. xx borrower has promised to pay in the amount of $XXX.XX with an interest rate of X.XXX% beginning from xx/xx/XXXX till xx/xx/XXXX.	xx: xx of xx: 134 xx: 136 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2009   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 56.210%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2015   xx: xx/xx/2015   xx: -6 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2009   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 759   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2039 xx: 5661 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84389555	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,478.32	5.375%	360	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	12/01/2018	$230,199.71	Not Applicable	5.375%	$1,167.79	11/01/2019	Financial Hardship	xx title report showsmultiple judgment lien which are imposed on the subject property for the total amount of $XX,XXX.XX which were recorded on xx/xx/XXXX under xx#xx, xx/xx/XXXX under xx#xx.
xx, multiple IRS lien against borrower in the total amount of $XXX,XXX.XX which were recorded on XXX/XXXX and xx/xx/XXXX
xx title report shows multiple state tax liens against borrower in the total amount of $xx which were recorded on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX .
xx	xx:xx is current and borrower is next due for xx/xx/XXXX payment.
RFD per comment dated xx/xx/XXXX us illness of borrower/ family member.
xx evidence of active foreclosure was found.
xx evidence of damage or repair was found.

xx:xx:xx	xx	xx: xx of xx: 126 xx: 128 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 41.700%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 700   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2040 xx: 6757 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36069085	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,901.99	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$808.16	4.500%	360	xx	xx	Fixed	Refinance	77.805%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with MERS as nominee for xx of xx “lender” and was recorded on xx/xx/XXXX. xx chain of assignment is complete. xx assignment from xx xx xx to xx xx recorded on xx/xx/XXXX. xx county property taxes for the year XXXX was paid on xx/xx/XXXX in the amount of $XXXX.XX. xx prior years delinquent taxes found. xx active liens and judgement found on the subject property.
xx of the payment history provided for the period xx/xx/XXXX till xx/xx/XXXX shows borrower is more than XXX plus days delinquent. xx last payment received was in the amount of $XXXX.XXon xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX and current interest rate as per pay history is X.XXX%.
xx:xx servicing comments from xx/xx/XXXX till xx/xx/XXXX states the loan is in active bankruptcy and payments are XXX plus days delinquent. xx ability seems low as struggling to make payments since but it could get to better if an affordable restructure plan put in place. xx borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. xx contact is established.

xx last payment received  was in the amount of $XXXX.XXon xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is  xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX  and current interest rate  as per pay history is X.XXX%.

xx  filed xx-XX bankruptcy xx#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx petition filed on  xx/xx/XXXX  shows amount of secured claim  $XXX,XXX . xx for relief from automatic stay was filed on xx/xx/XXXX.

xx details regarding foreclosure proceeding found in loan file and servicing comments.
xx damage found on the subject property.
xx:xx:xx  filed xx-XX bankruptcy xx#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx petition filed on  xx/xx/XXXX  shows amount of secured claim  $XXX,XXX . xx for relief from automatic stay was filed on xx/xx/XXXX.
xx	xx: xx of xx: 117 xx: 121 |---| -4 |----| -3.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2010   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 34.470%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 709 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85444050	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,547.23	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,105.10	5.250%	240	xx	xx	Conventional	Fixed	Refinance	91.111%	91.111%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/11/2019	$154,765.57	$4,845.57	4.625%	$686.08	05/01/2019	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for EverHome xx with xx/xx#XXXX/XX.

xx chain of assignment has been completed; currently the assignment is with xx, xx, its xx and xx.

xx are two multiple judgments against the borrower in the favor of xx and xx, xx which was recorded on xx/xx/XXXX and xx/xx/XXXX in the combined amount of $X,XXX.XX.

xx county taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.
xx per the comments dated xx/xx/XXXX, the reason for default is xx.
xx evidence has been found regarding damage or repairs in the latest servicing comments.

xx:xx:xx	xx to the modification, the loan was modified on xx/xx/XXXX between the borrower and the lender. xx new modified principal balance as per modification is in the amount of $XX with interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx interest-bearing amount is $XXX,XXX.XX. xx deferred balance is $X,XXX.XX. xx is no principal forgiven amount.	xx: xx of xx: 114 xx: 116 |---| -2 |----| -1.xx% xx: xx per the payment history, the age of loan is 114. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2011   xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 50.750%   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2019   xx: 10 (xx)   xx %:    xx: xx per the loan modification, the loan was modified on xx/xx/2019.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx per the note, the interest calculation type is 360/360.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx is conventional fixed rated loan.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per the payment history, the string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per the payment history, the string reversed is xx.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 547   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2031 xx: xx (xx) xx %: xx: xx per the loan modification, the stated maturity is xx/xx/2059. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52556832	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,995.78	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,148.69	3.562%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2019	$107,755.69	Not Applicable	3.562%	$421.45	09/01/2019	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx in amount $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with xx xx D/B/A xx which was recorded on xx/xx/XXXX.
xx judgments and liens have been found.
xx prior year delinquent taxes have been found.	xx	xx:xx: xx loan is currently in bankruptcy. xx payment history as of xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the P&I amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX. xx per tape data current xx is X.XXX%. xx loan modification agreement was made between xx R. xx AKA xx and xx C. xx (borrowers) and xx LLC on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX. xx post origination foreclosure activity has been found. xx per the latest comments, the subject property has been occupied by the owner and is in good condition. xx damages or repairs have been found.
xx: xx: xx to the PACER, the borrower (xx and xx) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XXX,XXX.XX and the arrearage amount is $XX,XXX.XX.  xx per xx XX xx, the debtor shall pay to the trustee $XXX.XX for XX months. xx is no comment indicating a cram down.
xx:xx:xx to the PACER, the borrower (xx and xx) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XXX,XXX.XX and the arrearage amount is $XX,XXX.XX. xx per xx XX xx, the debtor shall pay to the trustee $XXX.XX for XX months. xx is no comment indicating a cram down.	xx loan modification agreement was made between xx R. xx AKA xx and xx C. xx (borrowers) and xx LLC on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	xx: xx of xx: 102 xx: 105 |---| -3 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2012   xx: xx/xx/2012   xx: 9 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 31.100%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2012   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx improvement   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 674   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2027 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49232231	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,608.48	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,607.95	4.625%	360	xx	xx	Conventional	Fixed	Not Applicable	74.201%	74.201%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/16/2019	$356,630.30	Not Applicable	4.625%	$1,632.04	11/01/2019	Financial Hardship	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx , xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed, currently the assignment is with for xx , xx.
xx are X xx judgments, X UCC lien against the borrower.
xx civil judgments for the total amount of $xx recorded on different dates with different plaintiff’s.
xx UCC  lien is in the favor of xx of the xx, xx for the total amount of $X.XX recorded on xx/xx/XXXX.
xx taxes for the year XXXX-XX are paid in the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx	xx:xx current status of the loan is in collection. xx to the payment history as of dated xx/xx/XXXX the borrower had been delinquent for X month and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in the amount of $XX.
xx comments have been found regarding the foreclosure and bankruptcy.
xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx per the servicing comment dated xx/xx/XXXX the borrower's income has been impacted due to COVID-19.

xx:xx:xx	xx modification agreement was made between the lender xx, LLC and the borrower xx on xx/xx/XXXX, the new principal balance as per mod is $XXX,XXX.XX. the first payment was due on xx/xx/XXXX and the maturity date is xx/xx/XXXX. xx modified P&I is in the amount of $XXth an interest rate of X.XXX%.	xx: xx of xx: 100 xx: 103 |---| -3 |----| -2.xx% xx: xx discrepancy xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2012   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2019   xx: -15 (xx)   xx %:    xx: xx discrepancy   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx P&I   xx: $1607.95   xx: $1670.95   xx: $-63.00   xx %: -3.xx%   xx: xx discrepancy   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2042 xx: 6301 (xx) xx %: xx: xx discrepancy xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12441210	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,251.52	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,497.17	4.000%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to the updated title report dated xx/xx/XXXX, the loan was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx is a state tax lien against the borrower in the favor of xx of county of xx for the amount of $XXX.XX which was recorded on xx/xx/XXXX. xx is a IRS lien against the borrower in the favor of xx of the xx- IRS for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX. xx is a water/sewer lien against the subject property in the favor of xx which was recorded on xx/xx/XXXX for the amount of $XXX.XX.	xx:xx loan is in collection. xx borrower is delinquent for X months and the next due date was xx/xx/XXXX. xx UPB is reflected in the amount of $XX. xx FC & BK activity has been found. xx to the collection comment dated xx/xx/XXXX, the RFD is excessive obligations. xx to the collection comment dated xx/xx/XXXX, the subject property was occupied by owner.
xx:xx:xx	xx loan was originated on xx/xx/XXXX as conventional with the rate of interest X% and P&I of $X,XXX.XX. xx, there is a reduction in P&I. xx last payment was received in the amount of $X,XXX.XX with rate of interest of X%. xx per seller’s tape data, the loan has been modified on xx/xx/XXXX. xx, the loan modification agreement is missing from the loan file.	Origination Appraisal	xx: xx of xx: 100 xx: 103 |---| -3 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2012   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 32.784%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2015   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2012   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 771   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2042 xx: 4687 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40251247	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$5,173.80	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$629.10	3.500%	180	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	04/20/2019	$57,241.87	Not Applicable	3.500%	$221.75	05/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for xx.

xx junior or senior judgments/liens/mortgages:
X. xx are active junior xx/xx lien available in the updated title report against xx M. xx and xx E.xx in the total amount of $XXX.XX in favor of "xx of xx of xx of xx" and it was recorded respectively on xx/xx/XXXX,xx/xx/XXXX,xx/xx/XXXX,xx/xx/XXXX,xx/xx/XXXX and xx/xx/XXXX respectively.	xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx per updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XXtIt shows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was offered a permanent modification plan by servicer as he loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.xx comment dated on xx/xx/XXXX state that borrower's income is impacted by xx-XX.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	xx: xx of xx: 99 xx: 101 |---| -2 |----| -1.xx% xx: xx applicable. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2012   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx DTI xx: xx: 30.890%   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx history string is 000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx: xx history string reversed is 000000000000000000000000.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx: 639   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2027 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2059. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12818427	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$883.35	01/02/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$439.94	4.000%	360	xx	xx	Conventional	Fixed	Not Applicable	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX, shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in book XXX at page XX, in the amount of $XX,XXX.XX with xx.

xx chain of assignment has been completed.

xx active judgments or liens found.

xx annual installment of combined taxes for the year XXXX is paid in the amount of $XXX.XX on xx/xx/XXXX.

xx prior year delinquent taxes have been found.
xx per the review of payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is in bankruptcy. xx per the review of payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX

xx to the PACER, the borrower xx had filed bankruptcy under chapter- XX with the case# xx on xx/xx/XXXX. xx POC was filed by xx xx on xx/xx/XXXX, with the claim amount of $XX,XXX.XX and the arrearage amount is $X,XXX.XX. xx chapter XX plan was confirmed on xx/xx/XXXX. xx schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $XX,XXX.XX and the value of the collateral is $XXX,XXX.XX. xx, the unsecured portion is $X.XX.

xx foreclosure was initiated in the loan by referring to attorney on xx/xx/XXXX and the complaint was filed on xx/xx/XXXX. xx, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/XXXX. xx further details have been found.
xx:xx foreclosure was initiated in the loan by referring to attorney on xx/xx/XXXX and the complaint was filed on xx/xx/XXXX. xx, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/XXXX. xx further details have been found.
xx:xx to the PACER, the borrower xx had filed bankruptcy under chapter- XX with the case# xx on xx/xx/XXXX. xx POC was filed by xx xx on xx/xx/XXXX, with the claim amount of $XX,XXX.XX and the arrearage amount is $X,XXX.XX. xx chapter XX plan was confirmed on xx/xx/XXXX. xx schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $XX,XXX.XX and the value of the collateral is $XXX,XXX.XX. xx, the unsecured portion is $X.XX.	xx	xx: xx of xx: 98 xx: 101 |---| -3 |----| -2.xx% xx: xx of loan is 98. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2012   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: xx middle name is unavailable.   xx: xx:
xx: xx DTI xx: xx: 40.560%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx foreclosure was initiated in the loan by referring to attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. xx, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2016. xx further details have been found.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is fixed.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx payment history reversed string is xx.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 686   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43222205	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,919.76	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$762.60	4.125%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with xx xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst installment taxes for the year of XXXX have been paid in the amount of $XXX.XX.
Xnd installment taxes for the year of XXXX have been due in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx	xx:xx loan is currently in collections and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found.
xx per the comment dated xx/xx/XXXX, the borrower’s income was impacted by xx. xx X months FB plan was offered. xx, it was again extended. xx further details have been found.

xx:xx:xx	xx is xx fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.xx% and a maturity date of xx/xx/XXXX. xx P&I as per payment history is $XXX.XX and rate of interest is X.XXX%; however, there is a reduction in P&I with respect to xx data which seems that there would be a possible modification. xx, the modification agreement is missing from the loan file.	xx: xx of xx: 95 xx: 99 |---| -4 |----| -4.04040% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2012   xx: xx/xx/2012   xx: 6 (xx)   xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 29.255%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2017   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 692   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2042 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60316915	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,901.20	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,740.38	4.125%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/18/2019	$321,873.41	Not Applicable	4.125%	$1,370.36	05/01/2019	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with xx. xx chain of assignment is complete.	xx	xx:xx loan is in collection. xx payment history states that the borrower has been delinquent for X months. xx further information has been found. xx:xx:xx	xx agreement was made between borrower and lender on xx/xx/XXXX.
xx borrower has given promise to pay the UPB of $XXX,XXX.XX with interest rate of X.XXX% with P&I of $X,XXX.XX with fixed amortized type and it began from the first payment date of xx/xx/XXXX that was to be ended with the maturity date of xx/xx/XXXX.
xx: xx of xx: 96 xx: 99 |---| -3 |----| -3.03030% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2012   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 135.390%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 365/365   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 720   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2042 xx: 5995 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32702919	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$2,594.66	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,036.64	3.875%	420	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2017	$211,695.13	Not Applicable	3.875%	$868.37	07/01/2017	Financial Hardship	xx title report as of xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as for xx, xx.xx is a HOA lien in the favor of xx ., recorded on xx/xx/XXXX in the amount of $XXX.XX.
xx are two credit card judgments in the favor of xx xx recorded on xx/xx/XXXX and xx/xx/XXXX in the amount of $XXX.XX and $XXXX.XX.
XXXX county Xst tax been paid on xx/xx/XXXX in the amount of $XXXX.XX and XXXX county Xnd tax is due on xx/xx/XXXX in the amount of $XXXX.XX.
xx	xx:xx loan is in collection. xx to the collection comment xx for default is xx. xx property is owner occupied and in good condition. xx information has been found related damage or repairs. xx:xx:xx	xx modification agreement was made between xx and xx LLC .on xx/xx/XXXX.xx per the modified term, the new principal balance $XXX,XXX.XX xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	xx: xx of xx: 95 xx: 99 |---| -4 |----| -4.04040% xx: NA. xx: xx:
xx: xx: xx: xx/xx/2013   xx:    xx %:    xx: NA.   xx: xx:
xx: xx DTI xx: xx: 42.900%   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA.   xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -25 (xx)   xx %:    xx: NA.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 420   xx: 360   xx: 60   xx %: 16.xx%   xx: NA.   xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx: NA.NA.   xx: xx:
xx: MI xx: xx: 20.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2012   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA.   xx: xx:
xx: xx:  xx:    xx %:    xx: NA.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 729   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2042 xx: 5326 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16313719	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,866.18	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,638.12	4.125%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with lender “xx.”
xx per updated title report (xx) there are X state tax liens against the subject borrower in the total amount of $XX,XXXX.XX in the favor of different plaintiffs & recorded on different dates.
xx is an active junior mortgage available in the updated title report in the amount of $XX,XXX.XX in favor of MERS as nominee for “xx.” and it was recorded on or xx/xx/XXXX.	xx	xx:xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XX% with P&I in the amount of $X,XXX.XX.
xx information have been found regarding the current employment, job type and length of employment. xx evidences have been found regarding the foreclosure and bankruptcy process. xx visible damages have been found regarding the subject property.
xx:xx:xx	xx	xx: xx of xx: 97 xx: 99 |---| -2 |----| -2.02020% xx: xx not use for review. xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx: xx not use for review/   xx: xx:
xx: xx DTI xx: xx: 303.460%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: MI xx: xx: RMIC (xx)   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2012   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 660   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2042 xx: xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73061483	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$453.71	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$902.72	3.990%	300	xx	xx	Fixed	Refinance	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX with xx.
xx chain of assignment has been completed.
xx delinquent taxes have been found.
xx	xx:xx loan is currently in bankruptcy. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for XX days. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX.
xx reason for default is unavailable.
xx latest servicing comment has been found to determine the current occupancy of the subject property. xx damage or repairs have been found.

xx:xx:xx to the PACER, the borrower had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XXX,XXX.XX and the arrearage amount is $X,XXX.XX. xx chapter XX plan was confirmed on xx/xx/XXXX and the debtor shall pay P&I to the trustee in the amount of $X,XXX.XX for XX months. xx schedule D of xx shows the claim in the amount of $XXX,XXX.XX and the value of collateral is $XX,XXX.XX hence an unsecured amount is $XX,XXX.XX. xx is no comment indicating a cramdown. xx the loan is in active xx.	xx	xx: xx of xx: 96 xx: 99 |---| -3 |----| -3.03030% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2012   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 23.760%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx: xx: 720 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80500894	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$2,984.83	$6,755.00	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$794.81	3.500%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX. xx assignment of mortgage is completed. xx last assignment was with xx xx D/B/A xx. xx are X judgments against the borrower. xx combined annual taxes for the year XXXX were delinquent in the amount of $X,XXX.XX.	xx:xx loan is in bankruptcy. xx to the seller’s tape data of payment history as of xx/xx/XXXX, the borrower is delinquent for X months and the next due date was xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx UPB reflected in the amount of $XX. xx A. xx and xx M. xx (borrower/debtor) had filed bankruptcy under chapter XX with the case#xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx to the amended chapter XX plan (xx#XX) which was filed on xx/xx/XXXX, the debtor shall pay total base amount of $XX,XXX.XX. xx deadline to file POC was set on xx/xx/XXXX. xx creditor xx, LLC had filed POC on xx/xx/XXXX with a secured claim of $XXX,XXX.XX & arrears of $X,XXX.XX. RFD is not available. xx FC activity has been found. xx to determine the current condition and occupancy of the property.
xx:xx:xx A. xx and xx M. xx (borrower/debtor) had filed bankruptcy under chapter XX with the case#xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx to the amended chapter XX plan (xx#XX) which was filed on xx/xx/XXXX, the debtor shall pay total base amount of $XX,XXX.XX. xx deadline to file POC was set on xx/xx/XXXX. xx creditor xx, LLC had filed POC on xx/xx/XXXX with a secured claim of $XXX,XXX.XX & arrears of $X,XXX.XX.	xx	Origination Appraisal	xx: xx of xx: 96 xx: 99 |---| -3 |----| -3.03030% xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2012   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49054727	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,378.03	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$746.68	3.990%	240	xx	xx	Conventional	Fixed	Refinance	99.149%	99.149%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2018	$107,774.66	Not Applicable	3.990%	$449.76	04/01/2018	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx#xx | xx/xx#xx/XXXX.

xx chain of assignment has been completed. xx current assignment of mortgage is with xx DBA xx which was recorded on xx/xx/XXXX.

xx is a junior mortgage that originated on xx/xx/XXXX with lender MERS as nominee for xx, xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX. xx junior mortgage is subordinated with the subject mortgage which was recorded on xx/xx/XXXX.	xx	xx:xx per the review of collection comments, the current status of the loan is in bakruptcy. xx reason for default is unable to determine. xx to the PACER, the borrower xx had filed for bankruptcy under chapter-XX with case#xx on xx/xx/XXXX. xx case is active and the last filing date is xx/xx/XXXX. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx collection comment dated xx/xx/XXXX states the subject property had some damages and lost draft check sent requested in the amount of $X,XXX.XX. xx further proceedings found. xx BPO report (xx) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
xx:xx:xx to the PACER, the borrower xx had filed for bankruptcy under chapter-XX with case#xx on xx/xx/XXXX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX; therefore, there is no unsecured portion. xx chapter -XX plan was confirmed on xx/xx/XXXX. xx debtor was supposed to pay the trustee the amount of $XXX.XX bi-weekly for XX months under the chapter XX plan. xx of xx filed on xx/xx/XXXX under claim#X-X. xx total amount of secured claim is $XXX,XXX.XX and the amount of arrearage is $X,XXX.XX. xx case is active and the last filing date is xx/xx/XXXX.	xx	xx: xx of xx: 96 xx: 99 |---| -3 |----| -3.03030% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx/xx/2012   xx: xx/xx/2012   xx: 10 (xx)   xx %:    xx: NA   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 31.550%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: 10 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 738   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2032 xx: xx (xx) xx %: xx: NA xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,622.67	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33957437	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$5,418.18	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$754.79	4.375%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx#xx.

xx chain of assignment has been completed. xx current assignment of mortgage is with xx DBA xx which was recorded on xx/xx/XXXX .

xx active judgments or liens have been found against the borrower/subject property.
xx:xx per the review of collection comments, the current status of the loan is in bankruptcy. xx reason for default is unable to determine. xx to the PACER, the borrower xx McQueen had filed for bankruptcy under chapter-XX with case#xx on xx/xx/XXXX. xx case is active and the last filing date is xx/xx/XXXX. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx BPO report (xx) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in average condition with no repairs noted.
xx:xx:xx to the PACER, the borrower xx had filed for bankruptcy under chapter-XX with case#xx on xx/xx/XXXX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX; therefore, there is no unsecured portion. xx chapter -XX plan was confirmed on xx/xx/XXXX. xx debtor was supposed to pay the trustee the amount of $XXX.XX per month for XX months under the chapter XX plan. xx of xx filed on xx/xx/XXXX under claim#X-X. xx total amount of secured claim is $XXX,XXX.XX and the amount of arrearage is $XXX.XX. xx case is active and the last filing date is xx/xx/XXXX.	xx	xx: xx of xx: 96 xx: 98 |---| -2 |----| -2.04081% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx/xx/2012   xx: xx/xx/2012   xx: 6 (xx)   xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 39.160%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: PMI   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
																																																																																				xx: xx: xx: 574 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13132192	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,245.44	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$754.92	3.500%	180	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/27/2020	$71,477.46	Not Applicable	3.500%	$276.90	03/01/2020	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with xx. xx chain of assignment is complete. xx is one xx/xx/xx open against the subject property in the amount of $X,XXX.XX held by xx of xx and recorded on xx/xx/XXXX.	xx	xx:xx loan is in collection. xx payment history states that the borrower has been delinquent for X month. xx to the comment dated xx/xx/XXXX the RFD is unemployment of borrower. xx FB plan has been started form XX/XX/XX to XX/XX/XX. xx further information has been found. xx:xx:xx	xx agreement was made between borrower and lender on xx/xx/XXXX. xx borrower has given promise to pay the UPB of $XX,XXX.XX with interest rate of X.XX% with P&I of $XXX.XX with fixed amortized type and it began from the first payment date of xx/xx/XXXX that was to be ended with the maturity date of xx/xx/XXXX.	xx: xx of xx: 99 xx: 101 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 66.577%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2020   xx: xx/xx/2020   xx: -182 (xx)   xx %:    xx:    xx: xx:
xx: xx: 365/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 597   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2060 xx: xx/xx/2027 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59781034	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,620.60	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,385.09	3.500%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2017	$153,142.26	Not Applicable	3.500%	$593.26	06/01/2017	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx current assignment is with xx.
xx:xx loan is performing. xx per the latest payment history as of xx/xx/XXXX, the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan modification agreement was made on xx/xx/XXXX. xx to the modified terms, the new modified principal balance is $XX. xx borrower promised to pay $XXX.XX monthly with interest rate of X.XX%. xx first modified payment date is xx/xx/XXXX and the maturity is xx/xx/XXXX.
xx any damages have been found to the subject property. xx subject property is owner occupied. xx collection comment dated xx/xx/XXXX shows that the borrower has been impacted by the COVID-19 and laid off from work. xx further details have been found.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX. xx to the modified terms, the new modified principal balance is $XX. xx borrower promised to pay $XXX.XX monthly with interest rate of X.XX%. xx first modified payment date is xx/xx/XXXX and the maturity is xx/xx/XXXX.	xx: xx of xx: 93 xx: 97 |---| -4 |----| -4.xx% xx: xx: xx:
xx: xx DTI xx: xx: 7.094%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 628   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2028 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40821494	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,223.23	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,306.98	4.125%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	124.622%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	$66,400.00	03/01/2015	$266,590.61	Not Applicable	4.500%	$1,198.49	03/01/2015	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor MERS as nominee for xx. for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx.

xx chain of assignment has been completed.

 xx is an active junior mortgage against property originated on xx/xx/XXXX in the favor MERS as nominee for xx, xx for the amount of $XX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx. xx mortgage was recorded prior to the subject mortgage. xx the subordination agreement was recorded on xx/xx/XXXX.
 xx liens or judgments have been found
xx	xx:xx per servicing comments the loan is in active bankruptcy. xx P xx has filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX and with $X,XXX.XX arrears. xx to schedule D, the value of the collateral is $ XXX,XXX.XX and the amount of secured claim is $ XXX,XXX.XX. xx, the unsecured debt remains as in the amount of $ X,XXX.XX. xx plan has not been confirmed yet. xx loan is in active bankruptcy.
xx per comment on xx/xx/XXXX, borrower’s income had been impacted due to xx-XX. xx borrower stated his RFD as curtailment of income. xx short term forbearance was approved.
xx:xx:xx to PACER xx, xx P xx has filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX and with $X,XXX.XX arrears. xx to schedule D, the value of the collateral is $ XXX,XXX.XX and the amount of secured claim is $ XXX,XXX.XX. xx, the unsecured debt remains as in the amount of $ X,XXX.XX. xx plan has not been confirmed yet. xx loan is in active bankruptcy.	xx loan was modified on xx/xx/XXXX with fixed rate with new principal balance in the amount of $XXX,XXX.XX. xx borrower had promised to pay P&I payment in the amount of $X,XXX.XX with the rate of X.XXX% started from xx/xx/XXXX. xx of this agreement is xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 94 xx: 97 |---| -3 |----| -3.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2012   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 103.300%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $xx %: 24.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 631   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2055   xx: xx/xx/2043   xx: 4414 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: $xx: $xx: $3931.50 xx %: 6.xx% xx: xx: xx:	2: Acceptable with Warnings			* LTV or CLTV exceeds 104% (Lvl 2) "LTV /CLTV is exceeded more than 104%." * Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53990949	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,805.96	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$578.89	3.990%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX with the lender “xx.” with xx | xx/xx# DXXXX-xx / XXXX.

xx chain of assignment has been completed.

xx active judgments or liens have been found.

xx delinquent taxes have been found for the prior year.
xx	xx:xx is in collection.

xx to the payment history as of xx/xx/XXXX, the borrower is X months delinquent with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx current P&I is $XXX.XX and the interest rate is X.XXX %. xx current UPB as of the date is $XXX,XXX.XX.

xx post-closing bankruptcy activity has been found.  xx foreclosure activity has been noted.

xx damage or repairs have been found in the latest servicing comments.

xx RFD is unable to be determined.

xx:xx:xx	xx is conventional fixed mortgage with the original P&I $XXX.XX and the interest rate X.XXX% with the maturity date xx/xx/XXXX. xx per the payment history tape data as of xx/xx/XXXX, the current P&I is $XXX.XX and the interest rate is X.XXX%. xx, there is decrease in P&I with respect to note data which seems that there would be a possibility of modification. xx modification tape data also reflects the xx effective date is xx/xx/XXXX. xx, the executed modification agreement is missing from the loan file.	xx: xx of xx: 93 xx: 97 |---| -4 |----| -4.xx% xx: N/A xx: xx:
xx: xx DTI xx: xx: 266.680%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 727   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2043 xx: xx %: xx: xx is missing. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38704664	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,535.01	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$837.57	3.990%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor MERS as nominee for xx. for the amount of $XXX.XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx.

xx chain of assignment has been completed.

xx liens or judgments have been found
xx	xx:xx per servicing comments the loan is in collections. xx evidences are available regarding foreclosure and bankruptcy.
xx:xx:xx to PACER xx, xx and xx had filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX and with $XXX.XX arrears. xx plan was confirmed on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and the bankruptcy was terminated on xx/xx/XXXX.	xx	Origination Appraisal	xx: xx of xx: 95 xx: 97 |---| -2 |----| -2.06185% xx: xx: xx:
xx: xx DTI xx: xx: 39.730%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: RMIC (xx)   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $xx %: 6.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 692 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48375066	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,316.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$975.03	4.250%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with xx xx.
xx chain of assignment is complete.

xx judgments and liens found pending are as follows:
xx is junior mortgage against subject property which is in the amount of $XXrecorded on xx/xx/XXXX and filed by xx.

xx title report dated xx/xx/XXXX shows there are six HOA liens open against the subject property in the amount of $X,XXX held by xx, xx.xx subject property is located in xx (xx- super lien state).
xx	xx: xx loan is in collection. xx payment history states that the borrower has been delinquent for X months. xx further information has been found. xx:xx:xx	xx conventional fixed rate loan was originated on xx/xx/XXXX with fixed interest at the rate of X.XX % and P&I in the amount of $XXX.XX however latest pay history shows current interest rate that is X.XX% and P&I in the amount of $XXX.XX. xx tape data shows the loan has been modified on xx/xx/XXXX. xx shows the loan has been modified since the origination; however copy of modification agreement is missing from the loan file.	xx: xx of xx: 94 xx: 97 |---| -3 |----| -3.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2012   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 33.260%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx:    xx: xx:
xx: xx: 365/365   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 515   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2043   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3961180	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,346.01	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,513.97	3.990%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	124.369%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	$77,370.00	07/01/2019	$308,529.06	Not Applicable	3.990%	$1,287.54	07/01/2019	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor MERS as nominee for xx. for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx.
xx chain of assignment has been completed.

xx is an active junior mortgage against property originated on xx/xx/XXXX in the favor xx, N.A. for the amount of $XX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx. xx mortgage was recorded prior to the subject mortgage. xx the subordination agreement was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx	xx:xx per servicing comments the loan is in collections. xx evidences are available regarding foreclosure and bankruptcy. xx per comment on xx/xx/XXXX, borrower’s income had been impacted due to xx-XX. xx borrower stated his RFD as curtailment of income. xx short term forbearance was approved.
xx:xx:xx to PACER xx, xx had filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XXand with $X,XXX.XX arrears. xx plan was confirmed on xx/xx/XXXX. xx debtor was dismissed onX/XX/XXXX and the bankruptcy was terminated on xx/xx/XXXX.	xx loan was modified on xx/xx/XXXX with fixed rate with new principal balance in the amount of $XXX,XXX.XX. xx borrower had promised to pay P&I payment in the amount of $X,XXX.XX with the rate of X.XXX% started from xx/xx/XXXX. xx of this agreement is xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 94 xx: 97 |---| -3 |----| -3.xx% xx: xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 97.100%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $xx %: 30.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 603   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2043 xx: 5995 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* LTV or CLTV exceeds 104% (Lvl 2) "LTV or CLTV exceeds 104%." * Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63741162	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$11,256.02	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,988.42	3.990%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2015	$444,886.27	Not Applicable	4.250%	$1,929.12	05/01/2015	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX with xx. and was recorded on xx/xx/XXXX with xx in the amount of $XXX,XXX.XX

xx of the assignment is complete.

xx active judgments or liens found against the borrower/xx property.

xx Xst town taxes of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx Xnd town taxes of XXXX have been due in the amount of $X,XXX.XX on xx/xx/XXXX.
xx Xrd town taxes of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx Xth town taxes of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.

xx prior delinquency taxes are found.
xx to the review of payment history as of xx/xx/XXXX, the borrower is delinquent for X month. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected in the amount of $XX.	xx:xx current status of the loan is collection.
xx to the review of payment history as of xx/xx/XXXX, the borrower is delinquent for X month. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected in the amount of $XX.
xx reason for default is unable to be determined.
xx per collection comment dated, the subject property is owner-occupied.

xx:xx:xx	xx modification agreement made between borrower xx R. xx and xx I. xx and xx LLC (“xx”) xx/xx/XXXX. xx per the modified term the new principal balance $XXX,XXX.XX. xx borrower promise to pay $X,XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 93 xx: 97 |---| -4 |----| -4.xx% xx: xx of loan is 93. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2012   xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 20.498%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx: xx/xx/2015   xx: xx/xx/2015   xx: -30 (xx)   xx %:    xx: xx date is xx/xx/2015.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx date is N/A.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: $xx: $xx: $xx %: 4.xx%   xx: xx value is $415,000.00   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 703   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2043 xx: 4473 (xx) xx %: xx: xx date is xx/xx/2055. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55662704	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,984.92	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,376.85	3.750%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2019	$271,408.76	Not Applicable	3.750%	$1,092.49	02/01/2019	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx., MML XXXX with instrument # is xx.

xx chain of assignment has been completed. xx last assignment is with from xx xx

xx active liens and judgments.

xx annual county taxes of XXXX/XXXX of Xst installment have been paid in the amount of $XXX.XX.
xx annual county taxes of XXXX/XXXX of Xnd installment have been due in the amount of $XXX.XX.
xx	xx:xx loan is currently in collection.

xx per servicing comment dated xx/xx/XXXX the reason for default is borrower is affected by COVID-19. xx subject property has been occupied by owner. xx borrower's intention is to keep the property.

xx per servicing comment dated xx/xx/XXXX the borrower is affected by COVID-19.xx short term forbearance was approved and forbearance plan was extended began on xx/xx/XXXX to xx/xx/XXXX. xx no further details have been found.

xx loan was modified on xx/xx/XXXX between the borrowers xx A. xx and lender is xx, LLC. xx new modified principal balance as per modification is in the amount of $XX. xx is no any deferred principal balance. xx interest-bearing amount is $XXX,XXX.XX with an interest rate of X.XX% and the borrower promises to pay P&I in the amount of $X,XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.

xx:xx:xx	xx loan was modified on xx/xx/XXXX between the borrowers xx A. xx and lender is xx, LLC. xx new modified principal balance as per modification is in the amount of $XX. xx is no any deferred principal balance. xx interest-bearing amount is $XXX,XXX.XX with an interest rate of X.XX% and the borrower promises to pay P&I in the amount of $X,XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.	Missing Required State Disclosures Origination Appraisal	xx: xx of xx: 95 xx: 97 |---| -2 |----| -2.06185% xx: xx of loan is 95. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2012   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx DTI xx: xx: 53.380%   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx: xx: $2184.98   xx:    xx %:    xx: xx is no any deferred balance.   xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2020   xx: -670 (xx)   xx %:    xx: xx date of last modification is xx/xx/2019.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx loan is conventional, fixed, refinance loan.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is not a xx loan.   xx: xx:
xx: xx: $xx: $xx: $xx %: 38.xx%   xx: xx report at the time of origination is missing from the loan file.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx the xx is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per xx the xx reversed is xx.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx: xx: 778   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2043 xx: 5844 (xx) xx %: xx: xx mod reflects the stated maturity date is xx/xx/2059. xx: xx:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the CA state. The following state disclosures are missing from the loan file:
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
																																																																																								13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61625185	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,520.41	3.750%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/27/2019	$293,090.44	$16,429.44	3.750%	$1,113.63	03/01/2019	Financial Hardship	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed, no latest assignment has been found.
xx are X civil judgments for the total amount of $XXXX.XX recorded on different dates and different plaintiff’s.
xx tax information has been found.
xx:xx per the servicing comment dated xx/xx/XXXX the borrower's income has been impacted due to COVID-19.
xx current status of the loan is in collection. xx to the payment history as of dated xx/xx/XXXX the borrower had been delinquent for X month and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in the amount of $XX.xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx per the servicing comment dated xx/xx/XXXX the borrower's income has been impacted due to COVID-19.

xx:xx:xx	xx modification agreement was made between the lender xx and the borrower xx on xx/xx/XXXX, the new principal balance as per mod is $XXX,XXX.XX. xx first payment was due on xx/xx/XXXX and the maturity date is xx/xx/XXXX. xx modified P&I is in the amount of $XXth an interest rate of X.XXX%.	xx: xx of xx: 94 xx: 97 |---| -3 |----| -3.xx% xx: xx discrepancy xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2012   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx DTI xx: xx: 156.370%   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: $xx: $xx: $-xx %: -34.xx%   xx: xx discrepancy   xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2020   xx: -554 (xx)   xx %:    xx: xx discrepancy   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: 593   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2043 xx: 5875 (xx) xx %: xx: xx discrepancy xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82169143	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,202.26	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$679.24	4.125%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, xx liens or judgments have been found	xx	xx:xx per servicing comments the loan is in bankruptcy. xx, xx and xx has filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX and with $X,XXX.XX arrears. xx plan was confirmed on xx/xx/XXXX. xx loan is in active bankruptcy.
xx:xx:xx to PACER xx, xx and xx has filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX and with $X,XXX.XX arrears. xx plan was confirmed on xx/xx/XXXX. xx loan is in active bankruptcy.	xx	Origination Appraisal	xx: xx of xx: 93 xx: 97 |---| -4 |----| -4.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2012   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 45.700%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: RMIC (xx)   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $xx %: 25.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 632 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21360198	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,663.90	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$925.78	3.625%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2018	$182,915.47	Not Applicable	3.625%	$722.38	07/01/2018	Financial Hardship	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed, currently the assignment is with xx, xx.
xx taxes for the year XXXX are paid in the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx	xx:xx current status of the loan is in collection. xx to the payment history as of dated xx/xx/XXXX the borrower has been delinquent for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx per the servicing comments dated xx/xx/XXXX the income impacted due to COVID-19.

xx:xx:xx	xx modification agreement was made between the lender xx LLC and the borrower xx on xx/xx/XXXX, the new principal balance as per mod is $XXX,XXX.XX.xx first payment was due on xx/xx/XXXX and the maturity date is xx/xx/XXXX. xx modified P&I is in the amount of $XXh an interest rate of X.XXX%.	xx: xx of xx: 93 xx: 97 |---| -4 |----| -4.xx% xx: xx discrepancy xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2012   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx DTI xx: xx: 130.170%   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancy   xx: xx:
xx: xx: xx: 516   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2043 xx: 5660 (xx) xx %: xx: xx discrepancy xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60258300	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$250.35	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$345.98	3.875%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/12/2018	$67,831.40	$355.70	3.875%	$276.78	07/01/2018	Extend Term	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “xx." in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignment found but assignment of xx should be with "xx or xx".
xx active judgments or liens have been found.	xx:xx loan is in collection and borrower is X months delinquent with the payment.

xx to the latest comments dated xx/xx/XXXX, the reason for default is COVID-19.
xx per comment dated xx/xx/XXXX, the covid FB plan extension is from xx/xx/XXXX to xx/xx/XXXX.

xx:xx:xx	xx modification agreement was made on xx/xx/XXXX. xx modification interest rate is X.XXX% and borrower has promised to pay P&I in the amount $XXX.XX began on xx/xx/XXXX. xx new principal balance is $XX in which an interest bearing balance is $XX,XXX.XX and deferred balance is $XXX.XX. xx last modified payment will be due on xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 92 xx: 96 |---| -4 |----| -4.xx% xx: xx: xx:
xx: xx #1 xx: xx: HICKS   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 54.425%   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 682   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2043 xx: 5599 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "An Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30104738	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,213.46	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$714.67	3.990%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/07/2018	$138,739.09	Not Applicable	3.990%	$713.89	07/01/2018	Extend Term	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “xx." in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignment found but assignment of xx should be with "xx or xx".	xx:xx loan is in collection and borrower is X months delinquent with the payment.
xx to the latest comment dated xx/xx/XXXX, the reason for default is COVID-19.
xx per comment dated xx/xx/XXXX, the covid FB plan extension is from xx/xx/XXXX to xx/xx/XXXX.
xx bankruptcy and foreclosure action has been found in the loan file.
xx damage or repairs has been found on the subject property.

xx:xx:xx	xx modification agreement was made on xx/xx/XXXX. xx modification interest rate is X.XXX% and borrower has promised to pay P&I in the amount $XXX.XX began on xx/xx/XXXX. xx new principal balance is $XX, which is also an interest bearing amount. xx last modified payment will be due on xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 93 xx: 96 |---| -3 |----| -3.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2013   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 34.538%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 667   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2044 xx: xx/xx/2043 xx: 516 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "An Appraisal report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57371532	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,885.02	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,833.56	4.125%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/26/2019	$330,860.79	Not Applicable	4.125%	$1,408.63	10/01/2019	Financial Hardship	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “xx." in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment is xxomplete as the current assignment of mortgage is with "xx xx D/B/A xx" instead of "xx or xx".
xx is one junior xx originated on xx/xx/XXXX with “xx, xx.” in the amount $XX,XXX.XX which was recorded on xx/xx/XXXX. xx agreement is recorded on xx/xx/XXXX which mention the new deed of trust will be prior and superior in all aspects and with regard to all funds advanced thereunder to the lien of the existing deed of trust.
xx:xx loan is in collection and borrower is X months delinquent with the loan.

xx reason for default is unable to determine.
xx bankruptcy and  foreclosure action has been found in the loan file.
xx damage or repairs has been found on the subject property.

xx:xx:xx	xx modification agreement was made on xx/xx/XXXX. xx modification interest rate is X.XXX% and borrower has promised to pay P&I in the amount $X,XXX.XX began on xx/xx/XXXX. xx new principal balance is $XX, which is also an interest bearing amount. xx last modified payment will be due on xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 93 xx: 96 |---| -3 |----| -3.xx% xx: xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 44.950%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2019   xx: 25 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 663   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2043 xx: 6056 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "An Appraisal report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96459581	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,655.91	12/13/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$958.45	3.990%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with xx. xx chain of assignment is complete.	xx	xx:xx loan is in collection. xx payment history states that the borrower has been delinquent for Xmonth.
xx to the comment dated xx/xx/XXXX the RFD is unemployment of borrower. xx further information has been found.

xx:xx:xx	xx conventional fixed rate loan was originated on xx/xx/XXXX with fixed interest at the rate of X.XXX% and P&I in the amount of $XXX.XX however latest pay history shows current interest rate that is X.XXX% and P&I in the amount of $XXX.XX. xx shows the loan has been modified since the origination; however copy of modification agreement is missing from the loan file.	xx: xx of xx: 94 xx: 96 |---| -2 |----| -2.08333% xx: xx: xx:
xx: xx DTI xx: xx: 49.930%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2019   xx:    xx %:    xx:    xx: xx:
xx: xx: 365/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 652   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2043 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51165672	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,687.08	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$596.05	3.990%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx. in amount $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with xx D/B/A xx which was recorded on xx/xx/XXXX.
xx active judgments and liens have been found.
XXXX Xst installment county taxes have been paid in amount $X,XXX.XX.
XXXX Xnd installment county taxes have been paid in amount $X,XXX.XX.
xx prior year delinquent taxes have been found.	xx payment history as of xx/xx/XXXX shows that the borrower is delinquent for XX months and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the P&I amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX. xx per tape data current xx is X.XXX%.	xx:xx: xx loan is in collections. xx payment history as of xx/xx/XXXX shows that the borrower is delinquent for XX months and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the P&I amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX. xx per tape data current xx is X.XXX%. xx post origination foreclosure activity has been found. xx to PACER, xx borrower (xx) had filed the bankruptcy under chapter X with the case#xx on xx/xx/XXXX. xx bankruptcy was discharged on xx/xx/XXXX also got terminated on xx/xx/XXXX. xx per the latest comments, the subject property has been occupied by the owner and is in good condition. xx damages or repairs have been found.
xx: xx.
xx: xx to PACER, xx borrower (xx) had filed the bankruptcy under chapter X with the case#xx on xx/xx/XXXX. xx bankruptcy was discharged on xx/xx/XXXX also got terminated on xx/xx/XXXX.
xx:xx:xx to PACER, xx borrower (xx) had filed the bankruptcy under chapter X with the case#xx on xx/xx/XXXX. xx bankruptcy was discharged on xx/xx/XXXX also got terminated on xx/xx/XXXX.	xx	Origination Appraisal	xx: xx of xx: 93 xx: 96 |---| -3 |----| -3.xx% xx: N/A xx: xx:
xx: xx (xx script version)   xx: xx/xx/2013   xx: xx/xx/2013   xx: 5 (xx)   xx %:    xx: N/A   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx available is loan file.   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 31.540%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: $xx: $xx: $-xx %: -14.xx%   xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx reversed xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: N/A   xx: xx:
																																																																																				xx: xx: xx: 563 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96551338	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,856.89	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$683.15	4.625%	300	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report as of xx/xx/XXXX the subject mortgage is at first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX.
xx of assignment is complete as the current assignee is xx xx.
xx active judgments or liens have been found.
xx annual tax is $X,XXX.XX.
xx history as of xx/xx/XXXX shows that the loan is X months behind its regular payment. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is X months behind its regular payment. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.
xx evidence of post-closing foreclosure or bankruptcy has been found. xx evidence of damage or repair on subject property has been found. xx per comment dated xx/xx/XXXX the reason for default is COVID-19 impact.

xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 92 xx: 96 |---| -4 |----| -4.xx% xx: xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 39.665%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $xx %: 11.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 762 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40259064	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$610.97	$1,221.94	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$901.23	3.990%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/28/2019	$170,029.32	Not Applicable	3.990%	$709.56	02/01/2019	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx., with instrument # is xx.

xx chain of assignment has been completed. xx last assignment is with xx
D/B/A xx.

xx liens and judgments:
xx to updated title report dated xx/xx/XXXX there is one water/sewer lien which was recorded on xx/xx/XXXX in the amount of $XXX.XX in favor of xx with xx # or xx#
or xx/. xx subject property is located in xx which is a super lien state. xx is a risk of property getting foreclosed. xx can be cured by paying off the lien along with interest and late charges.

xx annual county taxes of XXXX of have been paid in Xst installment in the amount of $XXX.XX. xx annual county taxes of XXXX of have been past due in Xnd installment in the amount of $XXX.XX.
xx	xx:xx loan is currently in collection. xx per servicing comment dated xx/xx/XXXX the reason for default is borrower impacted by COVID-19. xx subject property has been occupied by owner. xx borrower's intention is to keep the property.

xx per servicing comment dated xx/xx/XXXX the borrower is affected by COVID-19.xx short term forbearance was approved and forbearance plan was extended began on xx/xx/XXXX to xx/xx/XXXX. xx no further details have been found.

xx loan was modified on xx/xx/XXXX between the borrowers xx and xx  and lender is MERS as nominee for xx, LLC. xx new modified principal balance as per modification is in the amount of $XX. xx is no any deferred principal balance. xx interest-bearing amount is $XXX,XXX.XX with an interest rate of X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.
xx:xx:xx	xx loan was modified on xx/xx/XXXX between the borrowers xx and xx and lender is MERS as nominee for xx, LLC. xx new modified principal balance as per modification is in the amount of $XX. xx is no any deferred principal balance. xx interest-bearing amount is $XXX,XXX.XX with an interest rate of X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.	Missing Required State Disclosures Origination Appraisal	xx: xx of xx: 91 xx: 95 |---| -4 |----| -4.xx% xx: xx of loan is 91. xx: xx:
xx: xx DTI xx: xx: 46.510%   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is no any deferred balance.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx loan is conventional, fixed, refinance loan.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is not a xx loan.   xx: xx:
xx: xx: $xx: $xx: $xx %: 31.xx%   xx: xx appraisal is missing from the loan file.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx the xx is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per xx the xx reversed is xx.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx: xx: 502   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2043 xx: 5785 (xx) xx %: xx: xx reflects the stated maturity date is xx/xx/2059. xx: xx:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the CA state. The following state disclosures are missing from the loan file:
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
																																																																																								13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18615753	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,474.24	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$646.65	4.125%	360	xx	xx	Conventional	Fixed	Not Applicable	117.145%	117.145%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2015	$133,703.25	$6,381.00	4.500%	$572.39	01/01/2015	Financial Hardship	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx., in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx#xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx xx.
xx annual xx for XXXX have been paid in the amount of $ XXXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX and the deferred balance is $X,XXX.XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX and the deferred balance is $X,XXX.XX.

xx loan modification agreement was made on xx/xx/XXXX with xx. xx new principal balance is $XX from which lender agreed to defer the principal balance in the amount of $X,XXX.XX hence the interest bearing amount is $XXX,XXX.XX. xx borrower promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.

xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with xx. xx new principal balance is $XX from which lender agreed to defer the principal balance in the amount of $X,XXX.XX hence the interest bearing amount is $XXX,XXX.XX. xx borrower promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 93 xx: 95 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx DTI xx: xx: 55.290%   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: PMI   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 20.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 758   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2054 xx: xx/xx/2043 xx: 4293 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* LTV or CLTV exceeds 104% (Lvl 2) "As per appraisal report the appraised value is $113897.79 which is less than original loan amount hence LTV exceeds 100.00%."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal Report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93858096	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,653.97	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$551.46	4.250%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	03/01/2015	$120,371.66	$14,668.52	4.375%	$466.74	03/01/2015	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with the lender “xx xx” with xx# xx.
xx chain of assignment has been completed.
xx active judgments or liens have been found.
Xnd half county taxes for the year XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
xx delinquent taxes have been found for the prior year.
xx per the payment history as of xx/xx/XXXX, borrower is making payments. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx principal balance reflecting in the payment history is in the amount of $XX	xx:xx is in performing status.

xx per the payment history as of xx/xx/XXXX, borrower is making payments. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx principal balance reflecting in the payment history is in the amount of $XX

xx post-closing bankruptcy activity has been found. xx foreclosure activity has been noted.

xx per the collection comments dated xx/xx/XXXX, the RFD is loss of income.

xx per the BPO report dated xx/xx/XXXX located at “xx”, the property appears to be occupied and in average condition with no repairs needed.

xx:xx:xx	xx modification agreement was made between the borrower and lender on the effective date of xx/xx/XXXX. xx borrower has promised to pay the new principal balance of $XXX,XXX.XX with the fixed interest rate X.XXX % and P&I of $XXX.XX that began from the first payment date xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx per xx, the deferred balance is $XX,XXX.XX and the interest bearing amount is $XXX,XXX.XX. xx forgiven has been noted.	Origination Appraisal	xx: xx of xx: 93 xx: 95 |---| -2 |----| -2.xx% xx: N/A xx: xx:
xx: xx DTI xx: xx: 28.000%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx: xx/xx/2015   xx: xx/xx/2015   xx: -23 (xx)   xx %:    xx: xx effective date is xx/xx/2015.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 681   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2043 xx: 4355 (xx) xx %: xx: xx maturity date is xx/xx/2055. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45520078	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$951.60	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$757.08	3.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2019	$139,134.42	Not Applicable	3.875%	$570.73	08/01/2019	Financial Hardship	xx per updated title report date dX/XX/XXX.xx are no active lien aginst the borrwer.xx of assignment is complteted.xx are no annual tax deliquent.	xx per the xx history dated xx/xx/XXXX.xx next due date is xx/xx/XXXX.xx last payment was received on xx/xx/XXXX.xx UPB is $XXX,XXX.XX.	xx:xx per the collection xx dated xx/xx/XXXX.xx borrwer is affected by COVID-19.xx damage found no litigation found no foreberance found. xx:xx:xx	xx per the modification agreement dated xx/xx/XXXX.xx new interest rate is X.XXX% the new P&I is XXX.XX.xx date is xx/xx/XXXX	xx: xx of xx: 93 xx: 96 |---| -3 |----| -3.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2013   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: jr   xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 54.330%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: JR   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000001   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: ,   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 766   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059   xx: xx/xx/2043   xx: 6025 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: PUD xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63883081	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,576.95	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$623.07	3.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX.xx are no active jugment found.xx chain of assignmnet is completed.xx annual tax for year XXXX has been paid in amount $XXXX.XX.	xx per payment history dated xx/xx/XXXX.xx next due date is xx/xx/XXXX.xx last payment was received on xx/xx/XXXX.xx UPB is $XXX,XXX.XX.	xx:xx per xx comment dated xx/xx/XXXX.xx damage found no litigation found, no foreberance found.xx borrwer is not impacted by COVID-19 xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 93 xx: 95 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2013   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 93.190%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 742   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	3: Curable		* Missing Appraisal (Lvl 3) "The appraisal report is missing."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73302945	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,233.22	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,130.01	4.375%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/12/2017	$214,278.99	Not Applicable	4.250%	$929.16	08/01/2017	Financial Hardship	xx of updated title report as of xx/xx/XXXX reveals that-

X. xx subject mortgage was originated on xx/xx/XXXX by "MERS as nominee for xx." for the amount of $XXX,XXX.XX and it was recorded on xx/xx/XXXX.

X. xx chain of assignment is xxomplete as the subject mortgage is not yet assigned to any entity.

X. xx active judgments or liens have been found.

X. Xst installment of xx taxes and xx taxes for the year XXXX were paid on xx/xx/XXXX in the total amount of $X,XXX.XX and the Xnd installment of both taxes also have been paid in the same amount on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX reveals that loan is currently in delinquency for X month and the next due for the regular payment is xx/xx/XXXX. xx last regular payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of date is in the amount of $XX.	xx:xx of updated payment history as of xx/xx/XXXX reveals that loan is currently in delinquency for X month and the next due for the regular payment is xx/xx/XXXX. xx last regular payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of date is in the amount of $XX.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with the new principal balance of $XXX,XXX.XX. xx borrower promised to pay the new modified monthly P&I of $XXX.XX with the new interest rate of X.XXX % beginning from xx/xx/XXXX till xx/xx/XXXX.	xx: xx of xx: 91 xx: 95 |---| -4 |----| -4.xx% xx: 91 xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: xx: xx:
xx: xx DTI xx: xx: 45.860%   xx:    xx %:    xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per pay history   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: 693   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2057   xx: xx/xx/2043   xx: 5236 (xx)   xx %:    xx: xx/xx/2057   xx: xx:
																																																																																				xx: xx: xx: PUD xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59241893	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$941.77	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$652.71	4.125%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2019	$124,994.04	Not Applicable	4.125%	$532.16	04/01/2019	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx., with instrument # is xx.

xx chain of assignment has been completed. xx last assignment is with xx
D/B/A xx.

xx liens and judgments:

xx annual county taxes of XXXX of have been paid in Xst and Xnd installment in the amount of $XXX.XX.
xx	xx:xx loan is currently in collection.

xx per servicing comment dated xx/xx/XXXX the reason for default is borrower impacted by COVID-19. xx subject property has been occupied by owner. xx borrower's intention is to keep the property.

xx per servicing comment dated xx/xx/XXXX the borrower is affected by COVID-19.xx short term forbearance was approved and forbearance plan was extended began on xx/xx/XXXX to xx/xx/XXXX. xx no further details have been found.

xx loan was modified on xx/xx/XXXX between the borrowers xx D. xx and lender is MERS as nominee for xx, LLC. xx new modified principal balance as per modification is in the amount of $XX. xx is no any deferred principal balance. xx interest-bearing amount is $XXX,XXX.XX with an interest rate of X.XXX% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.
xx:xx:xx	xx loan was modified on xx/xx/XXXX between the borrowers xx D. xx and lender is MERS as nominee for xx, LLC. xx new modified principal balance as per modification is in the amount of $XX. xx is no any deferred principal balance. xx interest-bearing amount is $XXX,XXX.XX with an interest rate of X.XXX% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX.	Missing Required State Disclosures Origination Appraisal	xx: xx of xx: 90 xx: 94 |---| -4 |----| -4.xx% xx: xx of loan is 90. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2013   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx DTI xx: xx: 23.700%   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is no any deferred balance.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx loan is conventional, fixed, refinance loan.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx loan is not a xx loan.   xx: xx:
xx: xx: $xx: $xx: $xx %: 35.xx%   xx: xx appraisal is missing.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx the xx is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per xx the xx reversed is xx.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx: xx: 564   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2043 xx: 5813 (xx) xx %: xx: xx mod reflects the stated maturity date is xx/xx/2059. xx: xx:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the CA state. The following state disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure for Condominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
																																																																																								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60835232	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,465.83	12/11/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,236.58	3.625%	240	xx	xx	Conventional	Fixed	Refinance	85.940%	85.940%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “xx." in the amount of $XXX,XXX.XX which is recorded on xx/xx/XXXX.
xx chain of assignment is complete as the current assignment is with “xx xx D/B/A xx. xx and xx”. xx active IRS lien by plaintiff “xx.” on subject mortgage in the amount of $XX,XXX.XX which is recorded on xx/xx/XXXX and xx by plaintiff “xx of xx.” on subject mortgage in the amount of $XX,XXX.XX which is recorded on xx/xx/XXXX.	xx:xx servicing comments from xx/xx/XXXX to xx/xx/XXXX, the loan is in collection.
xx was initiated and referred to attorney on xx/xx/XXXX. xx further details found regarding current status of foreclosure. xx is delinquent from X month with the loan. xx bankruptcy filed by borrower.
xx pertaining damages are found against the subject property.
xx:xx was initiated and referred to attorney on xx/xx/XXXX. xx further details found regarding current status of foreclosure.
xx:xx	xx	Origination Appraisal	xx: xx of xx: 91 xx: 94 |---| -3 |----| -3.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2013   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 37.140%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 659 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55734389	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,963.56	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,877.36	3.875%	240	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2017	$310,558.42	Not Applicable	4.250%	$1,346.64	08/01/2017	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX with xx, xx. and was recorded on xx/xx/XXXX with xx# xx#/xx# xx in the amount of $XXX,XXX.XX.

xx of the assignment is complete.

xx active judgments or liens found against the borrower/xx property.

xx Xst county taxes of XXXX/XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx Xnd county taxes of XXXX/XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx Xrd county taxes of XXXX/XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx Xth county taxes of XXXX/XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.

xx prior delinquency taxes are found.
xx to the review of payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected in the amount of $XX.	xx:xx current status of the loan is performing.
xx to the review of payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected in the amount of $XX.
xx reason for default is unable to be determined.
xx per collection comment, the subject property is owner-occupied.

xx:xx:xx	xx modification agreement made between borrower xx and xx LLC (“xx”) xx/xx/XXXX. xx per the modified term the new principal balance $XXX,XXX.XX. xx promise to pay $X,XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 92 xx: 94 |---| -2 |----| -2.xx% xx: N/A. xx: xx:
xx: xx DTI xx: xx: 43.998%   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -31 (xx)   xx %:    xx: xx date is xx/xx/2017.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: $xx: $xx: $xx %: 73.xx%   xx: xx value is $313,200.00   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx history string is 00000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: 00000000000000000000001'   xx:    xx %:    xx: xx history string is 00000000000000000000000.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: 616   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2033 xx: xx (xx) xx %: xx: xx date is xx/xx/2057. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3293633	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,052.90	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,428.03	4.125%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with the lender “xx.” with xx.
xx chain of assignment has been completed.
xx active judgments or liens have been found.
xx taxes for the year XXXX-XX have been paid off in the total amount of $X,XXX.X.
xx delinquent taxes have been found for the prior year.
xx per the payment history as of xx/xx/XXXX, borrower is making payments. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX.	xx:xx is in performing status.

xx per the payment history as of xx/xx/XXXX, borrower is making payments. xx last regular (P&I) payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX %. xx principal balance reflecting in the payment history is in the amount of $XX.

xx BK & FC have been noted.

xx damage or repairs have been found in the latest servicing comments.

xx per the collection comments dated xx/xx/XXXX, the RFD is reduction in income. xx further details have been found.

xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 92 xx: 94 |---| -2 |----| -2.xx% xx: xx's N/A xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2013   xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx DTI xx: xx: 37.320%   xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx: xx's N/A   xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx's N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx's N/A   xx: xx:
																																																																																				xx: xx: xx: 724 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38669709	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,912.53	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$947.36	3.990%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2015	$198,312.69	Not Applicable	4.500%	$891.54	03/01/2015	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx. for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx of assignment has been completed. xx assignment is with the xx xx D/B/A xx.
xx is one senior mortgage against the subject property in the favor of xx of xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx active judgments or liens found.
xx	xx:xx loan present status is performing.
xx loan was modified on xx/xx/XXXX.
xx bankruptcy details have been found.
xx foreclosure activity has been found.
xx property is owner occupied.  xx damage and repairs have been found.
xx per the comment dated xx/xx/XXXX, the borrower’s impacted by COVID-19. xx plan has been approved for XX months which was beginning on xx/xx/XXXX.

xx:xx:xx	xx loan was modified on xx/xx/XXXX. xx per the modified terms, the new principal balance is $XX.	Origination Appraisal	xx: xx of xx: 92 xx: 94 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2013   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 80.198%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2013   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 508   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2043 xx: 4324 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76470531	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,650.40	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$806.34	3.990%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/15/2017	$160,906.74	Not Applicable	3.500%	$623.34	03/01/2017	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx. and was recorded on xx/xx/XXXX with xx# xx#/xx# xx XXXX /XXXX in the amount of $XXX,XXX.XX

xx of the assignment is complete.

xx active judgments or liens found against the borrower/xx property.

xx Xst county taxes of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx Xnd county taxes of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.

xx prior delinquency taxes are found.

xx to the review of payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected in the amount of $XX.	xx:xx current status of the loan is xx.
xx to the review of payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected in the amount of $XX.
xx reason for default is car repair.
xx per collection comment dated xx/xx/XXXX, the subject property is owner-occupied.

xx:xx:xx per PACER report, the borrower xx filed bankruptcy chapter-XX with case #xx on xx/xx/XXXX. xx motion for relief from stay filed on xx/xx/XXXX. xx confirmed chapter-XX debtor was supposed to pay the trustee the amount of $XXX.XX for XX months and $XXX.XX for XX months. xx of xx filed on xx/xx/XXXX. xx total amount of claim is $XXX,XXX.XX and the amount of arrearage is $X,XXX.XX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX; however, the unsecured portion is $ X.XX.	xx modification agreement made between borrower`s xx L. xx and xx LLC (“xx”) on xx/xx/XXXX. xx per the modified term the new principal balance $XXX,XXX.XX. xx borrower promise to pay $XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 90 xx: 93 |---| -3 |----| -3.xx% xx: xx of loan is 90 xx: xx:
xx: xx DTI xx: xx: 34.887%   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: $xx: $xx: $-570.59   xx %: -0.xx%   xx: xx value is $169,100.00   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx histroy string is 00000000000000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx: xx histroy string is 00000000000000000000000000000000000.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: 550   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2043 xx: 5025 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48085597	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,585.16	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$624.52	4.250%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with xx xx which was recorded on xx/xx/XXXX.
xx is a senior mortgage in the amount of $XX,XXX which was recorded on xx/xx/XXXX in the favor of xx-xx, xx.
xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx	xx:
xx present status of the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx records for bankruptcy and foreclosure have been found.
xx per the comments, the borrower’s income was impacted by xx. xx X months FB plan was offered. xx, it was extended. xx further details have been found.  xx repairs and damages have been found.
xx property is owner occupied.

xx:xx:xx	xx is xx fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.xx%and a maturity date of xx/xx/XXXX. xx P&I as per payment history is $XXX.XX and rate of interest is X.XXX%; however, there is a reduction in P&I and rate with respect to xx data which seems that there would be a possible modification. xx, the modification agreement is missing from the loan file.	xx: xx of xx: 90 xx: 92 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx DTI xx: xx: 30.200%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 623   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2043 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20761128	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,468.54	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$926.08	4.250%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor MERS as nominee for xx for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx / XXXX.

xx chain of assignment has been completed.

xx is an active junior mortgage against property originated on xx/xx/XXXX in the favor xx union of xx, a xx for the amount of $XX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx XXX / XXX.xx mortgage was recorded prior to the subject mortgage. xx the subordination agreement was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx	xx:xx per comments the borrower is performing. xx evidences of bankruptcy and foreclosure have been found. xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 90 xx: 92 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx DTI xx: xx: 37.904%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $xx %: 21.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 651   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42547541	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,067.26	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,099.36	4.250%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor MERS as nominee for xx. for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx.

xx chain of assignment has been completed.

xx is an active IRS xx against the borrower in the amount of $XX,XXX.XX held by xx of the xx - xx recorded on xx/xx/XXXX.
xx	xx:xx per comments the loan is in collections. xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 89 xx: 92 |---| -3 |----| -3.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2013   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 80.032%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $xx %: 41.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 654   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2043 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24979725	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,865.80	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$526.36	Not Applicable	180	xx	xx	Conventional	Fixed	Refinance	73.371%	73.371%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2015	$66,865.26	Not Applicable	264.070%	$3.62	08/01/2015	Financial Hardship	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of “xx” in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX under xx. xx.
xx are X xx liens recorded against the borrower in the total amount of $X,XXX.XX in the favor of xx of xx of xx and which was recorded on xx/xx/XXXX, xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX respectively.
xx is senior xx liens recorded against the borrower in the total amount of $X,XXX.XX in the favor of xx of xx of xx which was recorded on xx/xx/XXXX,
xx is IRS lien recorded against the borrower in the amount of $XX,XXX.XX in the favor of xx of the xx-xx which was recorded on xx/xx/XXXX.
XXXX xx is due for xx/xx/XXXX in the amount of $XXX.XX,
xx	xx:xx loan is currently in the xx and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current unpaid principal balance is $XX xx current interest rate is X.XX % and P&I is $XXXa.XX. xx modification agreement was made between the xx (the xx) and xx LLC (the xx) on xx/xx/XXXX. xx new modified rate is X.XX % and borrower promises to pay P&I in the amount of $XXX.XX that was beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx current UPB is in the amount of $XX xx dated xx/xx/XXXX states, loan file unable to refer to foreclosure due to COVID XX xx. xx further details have been found regarding foreclosure. BPO report dated xx/xx/XXXX located on (X.X.X.XXX xx) shows subject property is xx. xx is a two story home that has been maintained, full basement. xx has been maintained no repairs or upgrades noted that would add value to subject property. xx comment pertaining damage to the subject property has been observed. xx comment found stating that the borrower’s income is impacted due to xx-XX.
xx:xx:xx	xx modification agreement was made between the xx (the xx) and xx LLC (the xx) on XXX/XX/XXXX. xx new modified rate is X.XX % and borrower promises to pay P&I in the amount of $XXX.XX that was beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx current UPB is in the amount of $XX	xx: xx of xx: 89 xx: 92 |---| -3 |----| -3.xx% xx: xx: xx:
xx: xx DTI xx: xx: 42.720%   xx:    xx %:    xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: 3.xx%   xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: PH xx is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: PH xx is xx.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: 573   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2028 xx: xx (xx) xx %: xx: xx per MOD xx is xx/xx/2055. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98274764	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,695.18	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,029.64	4.125%	360	xx	xx	Conventional	Fixed	Not Applicable	142.584%	142.584%	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2018	$196,184.13	$8,184.13	4.125%	$800.40	10/18/2021	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx#xx | xx/xx#xx/XXXX.

xx chain of assignment has been completed. xx current assignment of mortgage is with xx DBA xx which was recorded on xx/xx/XXXX.

xx active judgments or liens have been found against the borrower/subject property.

xx combined annual installment taxes for the year XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X months with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is in payment plan. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X months with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX. xx loan was modified on xx/xx/XXXX. xx per the collection comment dated xx/xx/XXXX, the reason for default is unemployment due to the borrower’s income impacted by COVID-19 pandemic. xx short term forbearance plan has been approved for X months that began from xx/xx/XXXX to xx/xx/XXXX with monthly installment of $X.XX. xx collection comment dated xx/xx/XXXX states the forbearance plan has been extended till xx/xx/XXXX. xx further proceedings found. xx BPO report (xx) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
xx:xx:xx to the PACER, the borrower xx had filed for bankruptcy under chapter-X with the case#xx on xx/xx/XXXX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX; therefore, there is unsecured portion of $XX,XXX.XX. xx case was discharged on xx/xx/XXXX and not yet terminated. xx last filing date is xx/xx/XXXX.	xx loan modification agreement was made between xx (xx) and xx LLC (xx) on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx amount of $X,XXX.XX from the new principal balance is deferred and an interest bearing principal balance is $XX. xx borrower promises to pay $XXX.XX monthly with modified interest rate of X.XXX%. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	Mortgage Insurance	xx: xx of xx: 88 xx: 92 |---| -4 |----| -4.xx% xx: xx of loan is 88 months. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2013   xx: xx/xx/2013   xx: 44 (xx)   xx %:    xx: xx date is xx/xx/2013.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx #1 xx: xx: SENCIO   xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 44.030%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx: UA   xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx: UA   xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx: UA   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 554   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/2043   xx: 5571 (xx)   xx %:    xx: xx date is xx/xx/2058.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx property type is PUD. xx: xx:	2: Acceptable with Warnings	* LTV or CLTV exceeds 104% (Lvl 2) "As per appraisal report at origination, the appraised value is $149,000.00 and the original balance is $121,450.00. Hence, the LTV or CLTV exceeds 104%."
																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "This loan is originated as conventional on xx/xx/2013. LTV exceeds more than 80% the lender requires a mortgage insurance certificate. However, the MI certificate is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44736642	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,807.21	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$485.31	4.375%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx L. xx and lender MERS as nominee for xx xx, which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “xx xx D/B/A xx”.
xx is an active senior mortgage with subordinate agreement in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX in favour of xx.
xx active lien and judgment have been found on the updated title report.	xx	xx:xx subject loan is in collection. xx of the collection comments states that the borrower has been delinquent for X months.
xx per comments the subject property has been occupied by the owner and is in average condition.
xx per comment dated xx/xx/XXXX shows that the borrower has been affected by the COVID-19. xx dated xx/xx/XXXX shows that the COVID-19 FB plan has been extended for X months which start from xx/xx/XXXX.
xx:xx:xx	xx	xx: xx of xx: 87 xx: 91 |---| -4 |----| -4.xx% xx: xx: xx:
xx: xx DTI xx: xx: 43.700%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:  xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 787   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48291276	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$515.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$351.50	4.375%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2019	$64,725.56	Not Applicable	4.375%	$285.80	03/01/2019	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor MERS as nominee for xx. for the amount of $XX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx.

xx chain of assignment has been completed.

xx active judgments or liens have been found.
xx property taxes for the year of XXXX-XXXX have been paid in the amount of $ XXX.XX.
xx of updated payment history as of xx/xx/XXXX, the borrower is making payment regularly. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX	xx:xx per comments the borrower is performing. xx of updated payment history as of xx/xx/XXXX, the borrower is making payment regularly. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX
xx:xx:xx	xx loan was modified on xx/xx/XXXX with fixed rate with new principal balance in the amount of $XX,XXX.XX. xx borrower had promised to pay P&I payment in the amount of $XXX.XX with the rate of X.XXX% started from xx/xx/XXXX. xx of this agreement is xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 89 xx: 91 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2013   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 29.320%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $-xx %: -14.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 619   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2043 xx: 5694 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30015235	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,963.08	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$843.19	4.625%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor MERS as nominee for xx, xx for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx .

xx chain of assignment has been completed.
xx active judgments or liens have been found.
xx property taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx of updated payment history as of xx/xx/XXXX, the borrower is making payment regularly. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX.	xx:xx per comments the borrower is performing. xx of updated payment history as of xx/xx/XXXX, the borrower is making payment regularly. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX.
xx:xx:xx	xx	Final Title Policy Origination Appraisal	xx: xx of xx: 88 xx: 90 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx #1 xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 32.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $xx %: 9.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 670 xx: xx %: xx: xx: xx:	3: Curable		* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "The final Title policy is missing in the loan file. The commitment report is available in the loan file."	* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81569083	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$291.10	01/17/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$661.66	4.250%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/07/2017	$126,523.24	Not Applicable	4.000%	$528.79	01/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with “lender” xx and was recorded on xx/xx/XXXX. xx chain of assignment is complete. xx chain of assignment goes to xx xx to xx or xx but the UT shows last assignment from xx xx xx and xx to xx xx. xx annual county property taxes were paid in the amount of $XXX.XX. xx are XX active judgments and one IRS and HOA lien found on updated title.	xx of the payment history provide for the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is XX month delinquent. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX and current interest rate as per pay history is X.XXX%.	xx:xx servicing comment dated on xx/xx/XXXX to xx/xx/XXXX. xx loan is in collection. xx willingness to pay is poor. xx comment dated on xx/xx/XXXX shows curtailment of income. xx was also facing financial issue. xx comment dated on xx/xx/XXXX shows that claim funds are disbursed in increments and funds can be released once the repairs are completed.
xx modification agreement was made between xx and lender xx LLC on xx/xx/XXXX.  xx new modified rate is X.XXX % and borrower promises to pay P&I in the amount of $XXX.XX beginning of xx/xx/XXXX. xx new principal balance is $XX. xx maturity date is xx/xx/XXXX. xx are no steps in the modification.
xx of the payment history provide for the period of xx/xx/XXXX till xx/xx/XXXX shows borrower is XX month delinquent. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX and current interest rate as per pay history is X.XXX%.
xx bankruptcy and foreclosure found against borrower.
xx damages and repairs have been found on subject property.
xx information regarding xx-XX.

xx:xx servicing comment dated on xx/xx/XXXX to xx/xx/XXXX. xx comment dated on xx/xx/XXXX shows curtailment of income. xx was also facing financial isssue. xx comment dated on xx/xx/XXXX shows that claim funds are disbursed in increments and funds can be released once the repairs are completed.
xx more information regarding to foreclosure.
xx:xx	xx modification agreement was made between xx and lender xx LLC on xx/xx/XXXX. xx new modified rate is X.XXX % and borrower promises to pay P&I in the amount of $XXX.XX beginning of xx/xx/XXXX. xx new principal balance is $XX. xx maturity date is xx/xx/XXXX. xx are no steps in the modification.	Missing Required State Disclosures Origination Appraisal	xx: xx of xx: 87 xx: 90 |---| -3 |----| -3.xx% xx: xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 21.250%   xx:    xx %:    xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 673   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2057 xx: xx/xx/2043 xx: 5236 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located at "Illinois' state.
The following state disclosure are missing from loan file:-
1. IL Collateral Protection Insurance Notice
																																																																																								2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22321670	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,092.45	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$649.35	4.990%	240	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2018	$85,442.63	Not Applicable	4.990%	$411.44	05/01/2018	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor MERS as nominee for xx., for the amount of $ XX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx

xx chain of assignment has been completed.

xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx of updated payment history as of xx/xx/XXXX, the borrower is making payments regularly. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX	xx:xx per comments the borrower is current.xx of updated payment history as of xx/xx/XXXX, the borrower is making payments regularly. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX
xx:xx:xx	xx loan was modified on xx/xx/XXXX with fixed rate with new principal balance in the amount of $XX,XXX.XX. xx borrower had promised to pay P&I payment in the amount of $XXX.XX with the rate of X.XXX% started from xx/xx/XXXX. xx of this agreement is xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 87 xx: 89 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2013   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 124.360%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $xx %: 21.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 751   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2033 xx: xx (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56166656	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$476.56	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$507.74	5.125%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/20/2020	$87,892.73	Not Applicable	5.125%	$431.12	07/01/2018	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor MERS as nominee for xx, xx for the amount of $XX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx.

xx chain of assignment has been completed.
xx active judgments or liens have been found.
xx property taxes for the year of XXXX have been paid in the amount of $XXX.XX
xx of updated payment history as of xx/xx/XXXX, the borrower is making payment regularly. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX	xx:xx per comments the borrower is performing. xx of updated payment history as of xx/xx/XXXX, the borrower is making payment regularly. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX

xx:xx:xx	xx loan was modified on xx/xx/XXXX with fixed rate with new principal balance in the amount of $XX,XXX.XX. xx borrower had promised to pay P&I payment in the amount of $XXX.XX with the rate of X.XXX% started from xx/xx/XXXX. xx of this agreement is xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 87 xx: 89 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 47.832%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $2876.06   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $7345.43   xx %: 8.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 617   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2043 xx: 5387 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11067740	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,090.12	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$755.86	5.125%	300	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/06/2017	$124,288.78	Not Applicable	3.625%	$490.85	03/01/2017	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor MERS as nominee for xx., for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx.

xx chain of assignment has been completed.

xx are two active judgments against the borrower held xx recorded on xx/xx/XXXX and xx/xx/XXXX in the amount of $XX,XXX.XX

xx taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx of updated payment history as of xx/xx/XXXX, the borrower is delinquent for X month. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX.	xx:xx per comments the loan is in collections.xx of updated payment history as of xx/xx/XXXX, the borrower is delinquent for X month. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX.

xx per comment on xx/xx/XXXX, borrower’s income had been impacted due to xx-XX.. xx short term forbearance was approved.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with fixed rate with new principal balance in the amount of $XXX,XXX.XX. xx borrower had promised to pay P&I payment in the amount of $XXX.XX with the rate of X.XXX% started from xx/xx/XXXX. xx of this agreement is xx/xx/XXXX.	xx: xx of xx: 84 xx: 87 |---| -3 |----| -3.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2013   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 58.350%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 20.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $xx %: 30.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 661   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2038 xx: 6667 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44761202	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,514.78	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$743.55	5.250%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	111.140%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$15,000.00	06/28/2018	$132,031.90	Not Applicable	4.125%	$743.04	08/01/2018	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor MERS as nominee for xx., for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx.

xx chain of assignment has been completed.

xx is an active junior mortgage against the property originated on xx/xx/XXXX in the amount of $XX,XXX.XX held by MERS as xx, xx. A fed xx recorded on xx/xx/XXXX with inst| book/page no# xx. xx subordination agreement was recorded on xx/xx/XXXX between MERS as xx, xx. A fed xx and MERS as nominee for xx.

xx are three active xx/xx/xx against the property held by xx of the xx of xx recorded on xx/xx/XXXX,xx/xx/XXXX and xx/xx/XXXX in the amount of $X,XXX.XX

xx taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.

xx of updated payment history as of xx/xx/XXXX, the borrower is making payment regularly.  xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX.
xx:xx per comments the borrower is current. xx review of updated payment history as of xx/xx/XXXX, the borrower is making payment regularly. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX.
xx per comment on xx/xx/XXXX, borrower’s income had been impacted due to xx-XX.. xx short term forbearance was approved.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with fixed rate with new principal balance in the amount of $XXX,XXX.XX. xx borrower had promised to pay P&I payment in the amount of $XXX.XX with the rate of X.XXX% started from xx/xx/XXXX. xx of this agreement is xx/xx/XXXX.	xx: xx of xx: 86 xx: 88 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2013   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 88.619%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $2972.16   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2020   xx: -826 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $xx %: 101.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 664   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2041   xx: xx/xx/2043   xx: -852 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: $xx: $xx: $3220.50 xx %: 27.xx% xx: xx: xx:	2: Acceptable with Warnings			* LTV or CLTV exceeds 104% (Lvl 2) "LTV / CLTV has been exceeds more than 104%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42375592	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,013.25	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,093.08	4.875%	360	xx	xx	Conventional	Fixed	Not Applicable	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX with the lender “xx.” with xx | xx/xx#xx / XXX.

xx chain of assignment has been completed.

xx is one HOA lien which was active against the subject property in the amount of $XX.XX in the favor of “xx” which was recorded on xx/xx/XXXX.

xx delinquent taxes have been found for the prior year.
xx	xx:xx is in collection.

xx to the payment history as of xx/xx/XXXX, the borrower is X month delinquent with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX. xx current P&I is $XXX.XX and the interest rate is X.XXX %. xx current UPB as of the date is $XXX,XXX.XX.

xx post-closing bankruptcy activity has been found.  xx foreclosure activity has been noted.

xx damage or repairs have been found in the latest servicing comments.

xx per the collection comments dated xx/xx/XXXX, the RFD is unemployment.

xx:xx:xx	xx is conventional fixed mortgage with the original P&I $X,XXX.XX and the interest rate X.xx% with the maturity date xx/xx/XXXX. xx per the payment history as of xx/xx/XXXX, the current P&I is $XXX.XX and the interest rate is X.XXX %. xx, there is decrease in P&I and rate of interest with respect to note data which seems that there would be a possibility of modification. xx modification tape data also reflects the xx effective date is xx/xx/XXXX. xx, the executed modification agreement is missing from the loan file.	xx: xx of xx: 84 xx: 87 |---| -3 |----| -3.xx% xx: N/A xx: xx:
xx: xx DTI xx: xx: 44.240%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx of xx: xx: xx/xx/2017   xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is missing.   xx: xx:
xx: MI xx: xx: RMIC (xx)   xx:    xx %:    xx: N/A   xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is missing.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 584   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2043 xx: xx %: xx: xx is missing. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60948225	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,656.14	12/14/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,533.30	4.990%	360	xx	xx	Conventional	Fixed	Not Applicable	100.687%	100.687%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx for the amount of XXX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx.

xx chain of assignment has been completed.

xx is an active IRS xx / USA / DoJ against the property held by xx recorded on xx/xx/XXXX in the total amount of $XXX,XXX.XX.

xx property taxes for the year of XXXX have been paid in the amount of $ X,XXX.XX.

xx annual utility charges for the year of XXXX are delinquent in the amount of $XXX.XX. xx good through is xx/xx/XXXX.
xx of updated payment history as of xx/xx/XXXX, the borrower is delinquent for X month. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX.	xx:xx per comments the loan is in collections.xx of updated payment history as of xx/xx/XXXX, the borrower is delinquent for X month. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX.

xx per comment on xx/xx/XXXX, borrower’s income had been impacted due to xx-XX. xx short term forbearance was approved. xx plan began on xx/xx/XXXX.

xx:-
xx per the servicing comment dated xx/xx/XXXX, the reason for default is curtailment of income.
xx to servicing comments dated xx/xx/XXXX, the subject property needed repairs. xx details are available regarding the estimated repair cost. xx is no evidence to confirm the current status of repairs in the latest XX months of collection comments.
xx per servicing comment dated xx/xx/XXXX, the property is renter-occupied.
xx:xx:xx	xx	xx: xx of xx: 83 xx: 86 |---| -3 |----| -3.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2013   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 22.830%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17751073	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$891.42	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$605.82	4.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with xx. xx chain of assignment is complete.	xx	xx:xx loan is in collection. xx payment history states that the borrower has been delinquent for X months.
xx to the comment dated xx/xx/XXXX the RFD is curtailment of income. xx FB plan has been started on xx/xx/XXXX. xx further information has been found.

xx:xx:xx to the PACER report, the debtor had filed the bankruptcy under the chapter-X case# xx on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and case has been terminated on xx/xx/XXXX.	xx conventional fixed rate loan was originated on xx/xx/XXXX with fixed interest at the rate of X.XXX % and P&I in the amount of $XXX.XX however latest pay history shows current interest rate that is X.xx% and P&I in the amount of $XXX.XX. xx shows the loan has been modified since the origination; however copy of modification agreement is missing from the loan file.	xx: xx of xx: 81 xx: 85 |---| -4 |----| -4.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2013   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 143.950%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2017   xx:    xx %:    xx:    xx: xx:
xx: xx: 365/365   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 722   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2044 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19300067	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,784.80	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,707.62	4.750%	360	xx	xx	Fixed	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2019	$350,320.38	$35,120.38	4.125%	$1,341.95	04/01/2019	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx.” for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is from xx mortgage servicing recorded on xx/xx/XXXX.
xx is IRS lien against the borrower in the favor of xx of the treasury-xx for the amount of $XX,XXX.XX recorded on xx/xx/XXXX.
xx are X credit card judgments recorded on xx/xx/XXXX and xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has been modified since origination. xx borrower has been making the payment as per the modification agreement which was made on xx/xx/XXXX between the borrower "xx and xx A xx” and lender "xx LLC”. xx per the modified terms, the new principal balance is $XX with the deferred principal balance is $XXand the interest bearing principal balance is $XX. xx borrower has promised to pay the amount of $X,XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx per the comment dated xx/xx/XXXX, the reason for default is loss of work and the borrower has been impacted by COVID-19. xx per the comment dated xx/xx/XXXX, the foreclosure referral step X has been completed. xx comment pertaining damage to the subject property has been observed. xx latest BPO report has been found in the loan file.
xx:xx:xx	xx loan has been modified since origination. xx borrower has been making the payment as per the modification agreement which was made on xx/xx/XXXX between the borrower "xx and xx A xx” and lender "xx LLC”. xx per the modified terms, the new principal balance is $XX with the deferred principal balance is $XXand the interest bearing principal balance is $XX. xx borrower has promised to pay the amount of $X,XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX.	xx: xx of xx: 83 xx: 85 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx DTI xx: xx: 74.040%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2013   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 589   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2044 xx: 5538 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52921144	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$926.12	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XX	Not Applicable	Yes	xx	Not Applicable	$787.16	4.990%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with xx..
xx chain of assignment is complete.
xx are two HOA liens open against the subject property in the total amount of $ XXX held by xx.
xx	xx:xx loan is in collection. xx payment history states that the borrower has been delinquent for X month.
xx to the comment dated xx/xx/XXXX the FB plan has been approved for X month and started from xx/xx/XXXX. xx further information has been found.

xx:xx:xx to the PACER report, the debtor had filed the bankruptcy under the chapter-X case# xx on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and case has been terminated on xx/xx/XXXX.	xx conventional fixed rate loan was originated on xx/xx/XXXX with fixed interest at the rate of X.XXX % and P&I in the amount of $XXX.XX however latest pay history shows current interest rate that is X.XXX% and P&I in the amount of $XXX.XX. xx shows the loan has been modified since the origination; however copy of modification agreement is missing from the loan file.	xx: xx of xx: 83 xx: 85 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 29.360%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx:    xx: xx:
xx: xx: 365/365   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000001201   xx: 00000000000000000000201'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 621   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2044   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47736638	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,874.18	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,334.97	4.125%	360	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	90.991%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx current assignment is with xx.	xx:xx loan is in bankruptcy. xx per the latest payment history as of xx/xx/XXXX, the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX. xx current unpaid principal balance is $XX. xx to the PACER, the borrower had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx last date of filing is xx/xx/XXXX. xx damages or repairs have been found. xx subject property is owner occupied. xx collection comment dated xx/xx/XXXX shows that the borrower’s income has been impacted due to COVID-19. xx further details have been found.
xx:xx:xx to the PACER, the borrower had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx D of voluntary petition shows the amount of claim as $XXX,XXX.XX and collateral value as $XX,XXX.XX. xx, the unsecured portion is $XXX,XXX.XX. xx chapter XX plan was filed on xx/xx/XXXX which was confirmed on xx/xx/XXXX. xx per the plan, the borrower shall pay to the trustee $X,XXX.XX for XX months. xx creditor had filed the first POC on xx/xx/XXXX with secured claim amount of $XXX,XXX.XX and arrearage of $XX,XXX.XX. xx, the amended POC was filed on xx/xx/XXXX with secured claim amount of $XXX,XXX.XX and arrearage of $XX,XXX.XX. xx last date of filing is xx/xx/XXXX.	xx	xx: xx of xx: 80 xx: 84 |---| -4 |----| -4.xx% xx: xx: xx:
xx: ARM xx: xx: 9.125%   xx:    xx %:    xx:    xx: xx:
xx: ARM xx: xx: 0.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2024   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2014   xx: xx/xx/2020   xx: -2434 (xx)   xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 9.125%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 2.250%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000012   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 2.000%   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx (GSE definition)   xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 2.000%   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 652 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* DTI > 60% (Lvl 2) "1008 shows borrower income is $2,416.67 and total expenses are $2,198.95 DTI is 90.991%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72167883	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,405.10	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,828.41	4.875%	360	xx	xx	Conventional	Fixed	Refinance	76.778%	76.778%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	43.845%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of xx bank with loan amount $XXX,XXX.XX and which was recorded on xx/xx/XXXX with instrument# xx.
xx chain of assignment has not been found. xx, it should be with xx.
xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of xx bank with loan amount $XXX,XXX.XX and which was recorded on xx/xx/XXXX with instrument# xx / XXX.
xx chain of assignment has not been found. xx, it should be with xx D/B/A xx.
xx	xx:xx per comment dated xx/xx/XXXX, the reason for default is xx of borrower. xx evidence has been found regarding foreclosure and bankruptcy. xx:xx:xx	xx	xx: xx of xx: 79 xx: 82 |---| -3 |----| -3.xx% xx: xx as per document. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2014   xx: xx/xx/2014   xx: 12 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: 43.845%   xx: 43.220%   xx: 0.625%   xx %: 0.xx%   xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx as per document.   xx: xx:
xx: xx of xx: xx: xx/xx/2019   xx:    xx %:    xx: xx as per document.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx as per document.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx as per document.   xx: xx:
xx: xx: xx/xx/2014   xx: xx/xx/2020   xx: -2406 (xx)   xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: xx as per document.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per document.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per document.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx as per document.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per document.   xx: xx:
xx: xx:
xx: xx of xx: xx (GSE definition)   xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 677   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2044 xx: xx %: xx: xx as per document. xx: xx:	1: Acceptable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 1) "This loan has a qualified mortgage DTI of 43.845%.
A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed 43 percent, calculated in accordance with Appendix Q.

Qualified Mortgage DTI Threshold Test: FAIL Loan data: 43.845% Comparison data : 43.000% Variance : +0.845%"
																																																																																									* Settlement date is different from note date (Lvl 1) "Final HUD 1 reflects closing date as xx/xx/2014. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2014. Note date is 37/2014."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23206181	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$3,531.30	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$786.63	4.500%	360	xx	xx	Conventional	Fixed	Refinance	112.016%	112.016%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	Unavailable	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	20.752%	First	Short Form Policy	Not Applicable	Not Applicable	09/19/2018	$173,243.08	$33,261.76	4.500%	$629.30	11/01/2018	Financial Hardship	xx of updated title report as of xx/xx/XXXX reveals that-

X. xx subject mortgage was originated on xx/xx/XXXX by "MERS as nominee for xx, xx." for the amount of $XXX,XXX.XX and it was recorded on xx/xx/XXXX.

X. xx chain of assignment is complete as the subject mortgage is currently assigned to "xx".

X. xx is an active HOA lien available against the subject property in the amount of $X,XXX.XX in favor of "xx, xx." recorded on xx/xx/XXXX.

X. xx are X active state tax liens available against the borrower in the total amount of $XX,XXX.XX. xx lien holder for every lien is different and each lien was recorded on date.	xx:xx loan is currently in bankruptcy and under delinquency for X month.

xx to PACER xx, xx (debtor) had filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX and with the arrearage of $XX,XXX.XX. xx XX plan was filed on xx/xx/XXXX, amended on xx/xx/XXXX and confirmed on xx/xx/XXXX. xx for xx was filed on xx/xx/XXXX and order was granted on this motion on xx/xx/XXXX. xx more evidences are available regarding current bankruptcy status.

xx evidences of active foreclosure have been found.
xx:xx:xx to PACER xx, xx (debtor) had filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX and with the arrearage of $XX,XXX.XX. xx XX plan was filed on xx/xx/XXXX, amended on xx/xx/XXXX and confirmed on xx/xx/XXXX. xx for xx was filed on xx/xx/XXXX and order was granted on this motion on xx/xx/XXXX. xx more evidences are available regarding current bankruptcy status.	xx loan was modified on xx/xx/XXXX with the new principal balance of $XXX,XXX.XX out of which $XX,XXX.XX has been deferred. xx, the new interest bearing principal is in the amount of $XX. xx borrower promised to pay the new modified monthly P&I of $XXX.XX with the new interest rate of X.XXX% beginning from xx/xx/XXXX till xx/xx/XXXX.	xx: xx of xx: 78 xx: 81 |---| -3 |----| -3.xx% xx: 78 xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: xx: xx:
xx: xx DTI xx: 20.752%   xx: 62.498%   xx: -41.746%   xx %: -41.xx%   xx: xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360   xx: xx:
xx: xx: xx/xx/2014   xx: xx/xx/2020   xx: -2376 (xx)   xx %:    xx: xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx: xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per pay history   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per pay history   xx: xx:
xx: xx: 1014 xx: 1014 SAWMILL RD, # 7   xx:    xx %:    xx: 1014 xx: xx:
xx: xx of xx: xx in xx/xx: xx rate or term   xx:    xx %:    xx: xx: xx:
xx: xx: xx: 467   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2044 xx: 5266 (xx) xx %: xx: xx/xx/2058 xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68248110	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,017.86	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,618.36	4.625%	240	xx	xx	Conventional	Fixed	Not Applicable	97.180%	97.180%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	4.625%	$985.87	Unavailable	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx xx, recorded with the xx# xx.

xx of assignment has been completed. xx last assignment is with xx xx
D/B/A xx.
xx	xx:xx current status is performing.
xx to the collection comment dated xx/xx/XXXX,the RFD is unemployed   due to xx-XX virus.
xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx:xx:xx	xx is a conventional fixed rate mortgage with a P&I of $X,XXX.XX with the rate of interest X.xx % and a maturity date of xx/xx/XXXX. xx P&I as per payment history tape data is the $XXX.XX and PITI is $X,XXX.XX and the rate of interest is X.XXX %.xx, there is an decreased in P&I with respect to xx data which seems that there would be a possible modification. xx modification document is not found in the loan file.	Origination Appraisal	xx: xx of xx: 76 xx: 79 |---| -3 |----| -3.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2014   xx:    xx %:    xx: NA   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 126.133%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 607   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2034 xx: xx (xx) xx %: xx: NA xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93616159	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$1,124.41	$1,124.41	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,315.50	4.500%	240	xx	xx	Conventional	Fixed	Refinance	98.721%	98.721%	Unavailable	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	138.400%	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2020	$338,193.77	$5,873.77	3.750%	$1,337.67	07/01/2020	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx xx. for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.XX,
xx of assignment has been completed. xx assignment is with the xx xx.
xx are two junior credit card judgments against the borrower for the amount of $XXX.XX which was recorded on xx/xx/XXXX & xx/xx/XXXX.
xx are X senior judgments liens against the borrower in the favor of xx, xx. and xx, xx for the amount of $XXX.XX and $XX,XXX.XX which was recorded on xx/xx/XXXX & xx/xx/XXXX.
xx is one senior state tax lien against the borrower in the favor of xx. of xx for the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx are X municipal liens against the subject property in the favor of xx for the total amount of $XX,XXX.XX which was recorded on different dates. xx, the subject property address is not matched with the available supporting documents.
xx town taxes for the year of XXXX are past due (under XX days) for the amount of $XX.XX which was due on xx/xx/XXXX.
xx county taxes for the year of XXXX are past due (under XX days) for the amount of $XXXX.XX which was due on xx/xx/XXXX.
xx other taxes for the year of XXXX are past due (under XX days) for the amount of $XX.XX which was due on xx/xx/XXXX.

xx	xx:xx loan is in the collection.
xx loan was modified on xx/xx/XXXX between the borrower and the lender. xx per the modified terms, the new principal balance is $XX. xx deferred principal balance is $XXd the interest bearing amount is $XXX,XXX.XX. xx borrower has promised to pay in the amount of $XXXX.XX with an interest rate of X.XXX% beginning from xx/xx/XXXX till xx/xx/XXXX.
xx property is owner occupied.  xx damage and repairs have been found.
xx per the comment dated xx/xx/XXXX, the reason for default is COVID-19.

xx:xx:xx	xx loan was modified on xx/xx/XXXX between the borrower and the lender. xx per the modified terms, the new principal balance is $XX. xx deferred principal balance is $XXd the interest bearing amount is $XXX,XXX.XX. xx borrower has promised to pay in the amount of $XXXX.XX with an interest rate of X.XXX% beginning from xx/xx/XXXX till xx/xx/XXXX.	Missing DU/GUS/AUS Origination Appraisal	xx: xx of xx: 76 xx: 79 |---| -3 |----| -3.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2014   xx: xx/xx/2014   xx: 158 (xx)   xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: xx middle name is not available as per the xx.   xx: xx:
xx: xx DTI xx: 138.400%   xx: 138.401%   xx: -0.001%   xx %: -0.00100%   xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx through date is N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: ARM is not applicable as xx is missing in the file   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx is N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:   xx:    xx %:    xx: xx as per the xx is 1898 xx.   xx: xx:
xx: xx of xx: xx (GSE definition)   xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 560   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2060 xx: xx/xx/2034 xx: xx (xx) xx %: xx: xx per the file is xx is xx/xx/2034 xx: xx:	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "DU/GUS/AUS copies are missing in the file."
																																																																																							* The Final Inspection Report is Missing (Lvl 3) "A copy of final Appraisal is missing in the final."	* DTI > 60% (Lvl 2) "1003 shows borrower income is $3,467.00 and total expenses are $4,798.34. DTI is 138.401%." * Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14807632	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$499.66	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$394.75	5.125%	360	xx	xx	Fixed	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx / XXXXX.
xx chain of assignment has been completed. xx the assignment is with xx
D/B/A xx which was recorded on xx/xx/XXXX.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx county taxes are paid.
xx prior year’s delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower has been delinquent for X months and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX	xx:xx collection comment as of xx/xx/XXXX shows that the loan is in collection. xx per the review of the payment history as of xx/xx/XXXX, the borrower has been delinquent for X months and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX
xx modification agreement was made on xx/xx/XXXX.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx collection comment dated xx/xx/XXXX, states that the borrower’s income has been impacted by covidXX. xx per the collection comment dated xx/xx/XXXX, the short term forbearance plan was offered to the borrower and the plan started from xx/xx/XXXX.
xx collection comment dated xx/xx/XXXX, states that the reason for default is home repair. xx, the details regarding the damage and the estimated damage amount are not available. xx are no comments found related to the subject property type and the condition.

xx:xx:xx	xx is xx rate mortgage with the rate of interest X.xx % and a maturity date of xx/xx/XXXX. xx per the xx data the original P&I is $XXX.XX and an interest rate of X.xx %. xx per payment history is $XXX.XX and rate of interest is X.XXX %; however, there is a reduction in P&I with respect to xx data which seems that there would be a possible modification.
xx per the tape data the loan was modified on xx/xx/XXXX. xx, the loan modification agreement is missing from the loan file.
xx: xx of xx: 76 xx: 79 |---| -3 |----| -3.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2014   xx: xx/xx/2014   xx: 160 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 93.663%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx/xx/2017   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 595   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2044 xx: xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40021354	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,013.96	11/21/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,151.07	4.375%	240	xx	xx	Conventional	Fixed	Not Applicable	116.329%	116.329%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report shows that subject mortgage originated on xx/xx/XXXX for the amount of $XXX,XXX.XX has been active on the title.
xx active judgments or liens were found.
xx taxes of XXXX-XX are due on xx/xx/XXXX for the amount of$XXXX.XX.	xx	xx:xx is current and borrower is next due for xx/xx/XXXX payment. xx evidence of active foreclosure was found. xx evidence of damage or repair was found. xx:xx:xx	xx	xx: xx of xx: 76 xx: 78 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2014   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 22.436%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 20.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 607 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* LTV or CLTV exceeds 104% (Lvl 2) "As per seller's tape, the appraised value is less than loan amount. Hence, LTV exceeds 100.00%"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80955084	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,097.58	$1,097.58	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$962.50	4.990%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	13.941%	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2016	$177,836.38	Not Applicable	3.875%	$729.48	08/01/2016	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx servicing xx with loan amount $XXX,XXX.XX and which was recorded on xx/xx/XXXX with instrument# xx. xx chain of mortgage assignment has been completed. xx, the mortgage assignment is with xx D/B/A xx. xx active liens and judgments have been found against the borrower and subject property. xx county taxes for year XXXX was delinquent in the amount of $XXX.XX on xx/xx/XXXX till good through date xx/xx/XXXX. xx personal taxes for year XXXX was delinquent in the amount of $XXX.XX on xx/xx/XXXX till good through date xx/xx/XXXX.	xx	xx:xx to the PACER, xx and xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $X.XX. POC was filed by xx LLC on xx/xx/XXXX, in the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $XXXX.XX. xx loan was modified on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.
xx:xx:xx to the PACER, xx and xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $X.XX. POC was filed by xx LLC on xx/xx/XXXX, in the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $XXXX.XX.	xx loan was modified on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	Hazard Insurance Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance for LTV>80%	xx: xx of xx: 74 xx: 77 |---| -3 |----| -3.xx% xx: xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: 13.941%   xx: 18.595%   xx: -4.654%   xx %: -4.xx%   xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx in xx/xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 690   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2056 xx: xx/xx/2044 xx: 4321 (xx) xx %: xx: xx: xx:	3: Curable	* Hazard Insurance (Lvl 3) "Please provide HOI Document for Subject property"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Please provide Homeownership Document Missing"
* Missing or error on the Rate Lock Document (Lvl 3)     "Please Provide Rate lock Agreement"
* Mortgage Insurance Certificate missing (Lvl 3) "Please provide Mortgage Insurance Document."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed for initial TIL disclosure date test as initial TIL is missing."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS Document Missing"
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance is missing from loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40358577	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$744.59	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$601.18	4.875%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx/xx#xx.

xx chain of assignment has been completed. xx current assignment of mortgage is with xx DBA xx which was recorded on xx/xx/XXXX.

xx active judgments or liens have been found against the borrower/subject property.	xx	xx:xx per the review of collection comments, the current status of the loan is in collections. xx reason for default is unable to determine. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx BPO report (xx) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in average condition with no repairs noted.
xx:xx:xx to the PACER, the borrower xx and xx had filed for bankruptcy under chapter-XX with case#xx on xx/xx/XXXX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX; therefore, there is no unsecured portion. xx chapter -XX plan was confirmed on xx/xx/XXXX. xx debtor was supposed to pay the trustee the amount of $XXX.XX per month for XX months under the chapter XX plan. xx of xx filed on xx/xx/XXXX under claim#X-X. xx total amount of secured claim is $XXX,XXX.XX and the amount of arrearage is $XXX.XX. xx case is active and the last filing date is xx/xx/XXXX.

xx	xx: xx of xx: 73 xx: 76 |---| -3 |----| -3.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx/xx/2014   xx: xx/xx/2014   xx: 76 (xx)   xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 41.539%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx: NA   xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
																																																																																				xx: xx: xx: 581 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97135961	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,609.12	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,476.41	4.990%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	0.000%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx.
xx chain of assignment has been completed. xx the assignment is with xx
D/B/A xx which was recorded on xx/xx/XXXX.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx county second installments taxes for the year of XXXX have been due in the amount of $ X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx are no comments found related to the subject property type and the condition.

xx:xx:xx	xx	Affiliated Business Disclosure Good Faith Estimate Origination Appraisal	xx: xx of xx: 73 xx: 75 |---| -2 |----| -2.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2014   xx: xx/xx/2014   xx: 36 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: 0.000%   xx: 71.421%   xx: -71.421%   xx %: -71.xx%   xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx/xx/2014   xx: xx/xx/2020   xx: -2192 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx/xx/2014   xx: xx/xx/2014   xx: -1 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx in xx/xx: xx rate or term   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 614 xx: xx %: xx: xx: xx:	3: Curable	* Good Faith Estimate missing or unexecuted (Lvl 3) "Final Good Faith Estimate is missing."
* Homeowner's Counseling disclosure is missing. (Lvl 3)     "Homeownership counseling is missing."
* Missing Appraisal (Lvl 3)     "Appraisal document is missing."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Business Affiliate business disclosure is missing."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11671790	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,941.24	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,082.55	4.375%	180	xx	xx	Fixed	Refinance	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx xx in amount $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with xx xx which was recorded on xx/xx/XXXX.
xx is senior mortgage in amount $XXX,XXX.XX in favor of xx, a federal association recorded on xx/xx/XXXX.
xx prior year delinquent taxes have been found.	xx	xx:xx:xx loan is active in bankruptcy. xx payment history as of xx/xx/XXXX shows that the borrower is delinquent for XX month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the P&I amount of $X,XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX xx per tape data current xx is X.XXX%. xx to the PACER report, the borrower (xx) had filed bankruptcy under xx XX with xx #xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC filed on xx/xx/XXXX with the secured amount of $XXX,XXX.XX and the amount of arrearage is $X,XXX.XX. xx to the chapter XX plan debtor (borrower) will pay to the U.S. xx the sum of $X,XXX.XX for XX months. xx of xx filed on xx/xx/XXXX states that the date of payment change is XX/XX/xx and the new total payment is $X,XXX.XX. xx post origination foreclosure activity has been found. xx per the latest comments, the subject property has been occupied by the owner and is in good condition. xx damages or repairs have been found.
xx: xx: xx to the PACER report, the borrower (xx) had filed bankruptcy under xx XX with xx #xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX.  xx POC filed on xx/xx/XXXX with the secured amount of $XXX,XXX.XX and the amount of arrearage is $X,XXX.XX. xx to the chapter XX plan debtor (borrower) will pay to the U.S. xx the sum of $X,XXX.XX for XX months. xx of xx filed on xx/xx/XXXX states that the date of payment change is XX/XX/xx and the new total payment is $X,XXX.XX.
xx:xx:xx to the PACER report, the borrower (xx) had filed bankruptcy under xx XX with xx #xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC filed on xx/xx/XXXX with the secured amount of $XXX,XXX.XX and the amount of arrearage is $X,XXX.XX. xx to the chapter XX plan debtor (borrower) will pay to the U.S. xx the sum of $X,XXX.XX for XX months. xx of xx filed on xx/xx/XXXX states that the date of payment change is XX/XX/xx and the new total payment is $X,XXX.XX.	xx	xx: xx of xx: 70 xx: 73 |---| -3 |----| -4.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2014   xx: xx/xx/2014   xx: 152 (xx)   xx %:    xx:    xx: xx:
xx: xx #1 xx: R   xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 40.442%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2014   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 637   xx:    xx %:    xx:    xx: xx:
xx: xx: PUD   xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37619041	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$102.88	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$540.43	4.750%	360	xx	xx	Fixed	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on XX/XX/XXX with xx xx. xx on xx/xx/XXXX. xx chain of assignment is completed.	xx	xx:xx loan is performing. xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current UPB is in the amount of $XX
xx is a conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.xx% and a maturity date of the loan is xx/xx/XXXX. xx P&I as per updated payment history as of the date is $XXX.XX and rate of interest is X.XXX%; however, there is a reduction in P&I and rate of interest with respect to original xx data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
 xx evidences have been found in last XX months and xx file regarding foreclosure proceedings.
xx evidences have been found in the loan file and latest XX months servicing comments regarding bankruptcy filing.

xx:xx:xx	xx is a conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.xx% and a maturity date of the loan is xx/xx/XXXX. xx P&I as per updated payment history as of the date is $XXX.XX and rate of interest is X.XXX%; however, there is a reduction in P&I and rate of interest with respect to original xx data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	xx: xx of xx: 70 xx: 73 |---| -3 |----| -4.xx% xx: xx of loan is 70 xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2014   xx:    xx %:    xx: xx date is xx applicable.   xx: xx:
xx: xx DTI xx: xx: 46.204%   xx:    xx %:    xx: xx DTI ratio percent is xx applicable.   xx: xx:
xx: xx: xx: $xx:    xx %:    xx: xx balance amount is unavailable.   xx: xx:
xx: xx of xx: xx: xx/xx/2017   xx:    xx %:    xx: xx date of last modification is unavailable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx calculation type is xx applicable.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx paid through date is xx applicable.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx amortization type is unavailable.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx.amort potential is xx applicable.   xx: xx:
xx: xx: xx: xx/xx/2014   xx:    xx %:    xx: xx note doc date is not applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx of refinance per application is xx applicable.   xx: xx:
xx: xx: xx: 524   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2045   xx:    xx %:    xx: xx maturity date is unavailable.   xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx balance of junior lien is xx applicable. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7843267	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,300.42	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,365.61	4.750%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	12/01/2019	$246,609.42	Not Applicable	3.875%	$1,023.89	01/01/2020	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx xx with loan amount $XXX,XXX.XX and which was recorded on xx/xx/XXXX with instrument# xx.
xx chain of mortgage assignment has been completed. xx, the mortgage assignment is with xx D/B/A xx.
xx is prior mortgage against the subject property which was subordinated on xx/xx/XXXX.
xx is a junior mortgage against the subject property which was originated on xx/xx/XXXX in the favor of MERS as nominee for xx, NA in the amount of $XX,XXX.XX and recorded on xx/xx/XXXX with instrument# xx.
xx active liens and judgments have been found against the borrower and subject property.
xx	xx:xx to the PACER, xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX.
xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $X.XX.
POC was filed by XX LLC d/b/a xx on xx/xx/XXXX, in the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $XXXX.XX.

xx per comment dated xx/xx/XXXX, the reason for default is xx in income.
xx:xx:xx to the PACER, xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX.
xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $X.XX.
POC was filed by XX LLC d/b/a xx on xx/xx/XXXX, in the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $XXXX.XX.
xx loan was modified on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	xx: xx of xx: 69 xx: 72 |---| -3 |----| -4.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2014   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 83.382%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2020   xx: -61 (xx)   xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 699   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059   xx: xx/xx/2045   xx: 5416 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79896931	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,037.25	4.875%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with MERS as nominee for xx xx.
xx chain of assignment has been completed.
xx is a junior mortgage in the amount of $XX,XXX.XX in the favor of MERS as nominee for xx, a xx of xx, N.A. which was recorded on xx/xx/XXXX. xx subordinate document is located at “xx#xx.pdf xx# XX”.
xx is another junior mortgage in the amount of $XX,XXX.XX in the favor of xx. which was recorded on xx/xx/XXXX.
xx is a HOA lien against the subject property in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX and filed by xx.
xx taxes have been paid.
xx delinquent taxes have been found for the prior years.
xx	xx:xx current status of the loan is in collection.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X month and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes PI $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx per collection comments review, borrower’s intention is to keep the property. xx subject property is in average condition. xx damage has been noted.
xx to comment dated xx/xx/XXXX, borrower was impacted by COVID-19. xx stated reason for default is hardship. xx plan has been extended for X months from xx/xx/XXXX to xx/xx/XXXX.

xx:xx:xx	xx is conventional fixed rate note with P&I of $X,XXX.XX with the rate of interest X.xx % and a maturity date of xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes PI $XXX.XX with the rate of interest X.XXX %. xx is a reduction in P&I and rate with respect to xx data which seems that there would be a possible modification. xx agreement is missing in the file.	xx: xx of xx: 69 xx: 72 |---| -3 |----| -4.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2014   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 110.435%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2017   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx 1 xx: xx: xx/xx/2017   xx:    xx %:    xx:    xx: xx:
xx: xx 1 P&I   xx: xx: $602.86   xx:    xx %:    xx:    xx: xx:
xx: xx 1 xx: xx: 2.000%   xx:    xx %:    xx:    xx: xx:
xx: xx 2 xx: xx: xx/xx/2022   xx:    xx %:    xx:    xx: xx:
xx: xx 2 P&I   xx: xx: $700.38   xx:    xx %:    xx:    xx: xx:
xx: xx 2 xx: xx: 3.000%   xx:    xx %:    xx:    xx: xx:
xx: xx 3 xx: xx: xx/xx/2023   xx:    xx %:    xx:    xx: xx:
xx: xx 3 P&I   xx: xx: $763.86   xx:    xx %:    xx:    xx: xx:
xx: xx 3 xx: xx: 3.625%   xx:    xx %:    xx:    xx: xx:
xx: xx 5 xx: xx: 0.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 660   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2045   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68527106	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$9,441.74	11/13/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,034.42	4.750%	360	xx	xx	Conventional	Fixed	Refinance	89.032%	89.032%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.398%	First	Final policy	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor MERS as nominee for xx xx for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx. xx chain of assignment has been completed. xx are three active xx/xx/xx against subject borrower in the total amount of $X,XXX.XX held by xx, xx recorded on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX. xx are three active HOA xx /COA xx against subject borrower in the total amount of $XXX.XX held by xx of xx, xx recorded on xx/xx/XXXX and xx/xx/XXXX.	xx	xx:xx per comments the loan is in collections. xx per comment on xx/xx/XXXX, borrower’s income had been impacted due to xx-XX. xx borrower stated his RFD as curtailment of income. xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 69 xx: 72 |---| -3 |----| -4.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2015   xx: xx/xx/2014   xx: 197 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: 35.398%   xx: 35.585%   xx: -0.187%   xx %: -0.xx%   xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 628   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2045   xx:    xx %:    xx:    xx: xx:
xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	3: Curable	* Document(s) Required by AUS Missing from Loan file (Lvl 3) "Required Verified Aus document missing from the Loan Document"	* ComplianceEase RESPA Test Failed (Lvl 2) "This loan failed the Good Faith Estimate disclosure date test as GFE is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ).
Loan data is $343,021.50 and comparison data is $343,158.37. The variance is -$136.87.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ).
Loan data is $343,021.50 and comparison data is $343,158.37. The variance is -$136.87."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing in the loan file."		Moderate	Pass	Fail	Fail	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21950853	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,194.86	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,785.34	4.500%	240	xx	xx	Conventional	Fixed	Refinance	68.475%	85.441%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.640%	First	Short Form Policy	Not Applicable	$69,918.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx xx, recorded with the xx/xx/xx# xx /xx.

xx of assignment has been completed. xx last assignment is with xx xx
D/B/A xx.
X.xx is a junior mortgage active against property in the favor of xx, N.A.which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $ XX,XXX.XX with xx.

XXXX xx of Xnd installment has been due on xx/xx/XXXX in the amount of $ X,XXX.XX.	xx	xx:xx current status is collection.
xx to the collection comment dated xx/xx/XXXX,the borrower wife is impacted by xx-XX and she is sick  due  xx-XX virus.
xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 68 xx: 71 |---| -3 |----| -4.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx/xx/2015   xx: xx/xx/2014   xx: 211 (xx)   xx %:    xx: NA   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: 47.640%   xx: 33.573%   xx: 14.067%   xx %: 14.06700%   xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2015   xx: xx/xx/2020   xx: -2072 (xx)   xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx: xx-xx: xx rate or term   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 529 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ).

Loan data is $146,298.05 and comparison data is $148,020.33. The variance is -$1,722.28.

TILA Foreclosure Rescission Finance Charge Test is fail.
Loan data is $146,298.05 and comparison data is $148,020.33. The variance is -$1,722.28."
																																																																																								* Missing Appraisal (Lvl 2) "The Appraisal report is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67393158	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$768.40	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$334.41	4.500%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX; the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx xx for the amount of $xx. xx chain of assignment has been completed. xx, the assignment with the xx which was recorded on xx/xx/XXXX.	xx	xx:xx borrower xx A. xx and xx M. xx had bankruptcy under chapter XX with the case#xx on xx/xx/XXXX. xx was confirmed on xx/xx/XXXX. xx POC was filed by creditor on xx/xx/XXXX for the secured claim amount is $xx and arrearage amount is $XX.XX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. xx, the unsecured portion is $X.XXX.

xx to the collection comment dated xx/xx/XXXX, reason for default is financial hardship due to COVID-19.

xx information has been found regarding the foreclosure.

xx subject property has been occupied by the owner. xx damages or repairs have been found.

xx:xx:xx borrower xx A. xx and xx M. xx had bankruptcy under chapter XX with the case#xx on xx/xx/XXXX. xx was confirmed on xx/xx/XXXX. xx POC was filed by creditor on xx/xx/XXXX for the secured claim amount is $xx and arrearage amount is $XX.XX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. xx, the unsecured portion is $X.XXX.	xx	xx: xx of xx: 67 xx: 71 |---| -4 |----| -5.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2015   xx: xx/xx/2014   xx: 215 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 118.719%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 630 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80582099	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,523.80	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,575.47	4.000%	360	xx	xx	Conventional	Fixed	Cash Out	72.527%	72.527%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	52.777%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx and xx’ which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘xx’ with loan amount of $XXX,XXX.XX. xx is junior mortgage against the subject property which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘’xx, a xx nonprofit public benefit’ with loan amount of $X,XXX.XX. xx is junior mortgage against the subject property which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘’xx, a xx nonprofit public benefit’ with loan amount of $X,XXX.XX. xx chain of assignment has been completed as the mortgage is currently with ‘xx’. xx prior delinquent taxes have been found.	xx	xx:xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX. xx delinquency has been done for more than X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX.xx payment history reflects current unpaid principal balance is in the amount of $XX. xx evidences have been found regarding foreclosure process and bankruptcy case. xx subject property is occupied by owner. xx visible damages have been found. xx comment dated xx/xx/XXXX shows that reason for default is loss of income due to COVID-19. xx forbearance plan has been offered to the borrower. xx latest comment dated xx/xx/XXXX shows that forbearance plan has been extended for X months. xx further details have been found.
xx:xx:xx	xx is conventional type with fixed rate loan. xx to the note, rate of interest is X.XX% and P&I $X,XXX.XX. xx the payment history shows that current interest rate X.XX% and P&I $X,XXX.XX same as the note. xx the tape data reflects the loan has been modified on xx/xx/XXXX. xx modification document is missing from the loan file.	Good Faith Estimate	xx: xx of xx: 68 xx: 72 |---| -4 |----| -5.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2015   xx: xx/xx/2015   xx: 14 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: 52.777%   xx: 42.490%   xx: 10.287%   xx %: 10.xx%   xx:    xx: xx:
xx: xx: xx: $6301.88   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2015   xx: xx/xx/2020   xx: -2069 (xx)   xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 693 xx: xx %: xx: xx: xx:	3: Curable	* Good Faith Estimate missing or unexecuted (Lvl 3) "Final Good Faith Estimate is missing."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ).

Loan data is $238,834 and comparison data is $239,701. The variance is -$867.

TILA Foreclosure Rescission Finance Charge Test is fail.
																																																																																								Loan data is $238,834 and comparison data is $239,701. The variance is -$867.."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87567396	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$18,946.38	12/21/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,405.74	4.000%	240	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx, LP with loan amount $xx and which was recorded on xx/xx/XXXX with instrument# xx /.
xx chain of mortgage assignment has been completed. xx, the mortgage assignment is with xx xx.
xx active liens and judgments have been found against the borrower and subject property.
xx	xx:
xx:xx:xx to the PACER, xx S. xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX.
xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $X.XX.
POC was filed by xx LLC fka xx LLC on xx/xx/XXXX, in the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $XXXX.XX.
xx	xx: xx of xx: 68 xx: 71 |---| -3 |----| -4.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2015   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 31.232%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 662 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64787382	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,817.52	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$690.41	4.500%	180	xx	xx	Conventional	Fixed	Cash Out	69.961%	69.961%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.434%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument# XXXX-XXXXXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for xx xx.	xx	xx:xx currently is in bankruptcy. xx payment history as of xx/xx/XXXX, reveals that the loan has been delinquent for XX months and the UPB as of the data is in the amount of $XX
xx debtor (xx A. xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx# xx and the plan was confirmed on xx/xx/XXXX.
xx-D in xx petition shows that the unsecured amount is $X.XX out of secured claim in the amount of $XX,XXX.XX and with collateral of $XXX,XXX.XX. xx plan was confirmed on xx/xx/XXXX.
xx POC was filed on xx/xx/XXXX with the secured claim of $XX,XXX.XX with an arrearage of $X,XXX.XX.
xx:xx:xx debtor (xx A. xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx# xx and the plan was confirmed on xx/xx/XXXX.
xx-D in xx petition shows that the unsecured amount is $X.XX out of secured claim in the amount of $XX,XXX.XX and with collateral of $XXX,XXX.XX. xx plan was confirmed on xx/xx/XXXX.
xx POC was filed on xx/xx/XXXX with the secured claim of $XX,XXX.XX with an arrearage of $X,XXX.XX.	xx	xx: xx of xx: 66 xx: 70 |---| -4 |----| -5.xx% xx: N/A. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2015   xx: xx/xx/2014   xx: 85 (xx)   xx %:    xx: N/A.   xx: xx:
xx: xx DTI xx: 44.434%   xx: 44.536%   xx: -0.102%   xx %: -0.xx%   xx: N/A.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx/xx/2015   xx: xx/xx/2020   xx: -2010 (xx)   xx %:    xx: N/A.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: xx as per xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx of xx: xx - xx: xx consolidation   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: 664 xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "1)This loan has a qualified mortgage DTI of 44.434%. A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed 43 percent, calculated in accordance with Appendix Q.

Loan Data : 44.434% , Comparison Data: 43.000%, Variance : +1.434%

																																																																																							2)In this file ComplianceEase Risk Indicator is "Elevated"."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64999624	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,796.91	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$733.81	3.990%	240	xx	xx	Conventional	Fixed	Refinance	79.962%	79.962%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx#xx/xx#XXXX/XXX.

xx chain of assignment has been completed. xx current assignment of mortgage is with xx DBA xx which was recorded on xx/xx/XXXX.

xx active judgments or liens have been found against the borrower/subject property.
xx	xx:xx per the review of collection comments, the current status of the loan is payment plan. xx per the collection comment dated xx/xx/XXXX, the reason for default is curtailment of income due to the borrower’s income impacted by COVID-19 pandemic. xx short form forbearance plan has been approved for X months that began xx/xx/XXXX to xx/xx/XXXX with monthly installment of $X.XX. xx collection comment dated xx/xx/XXXX states the forbearance plan has been extended till xx/xx/XXXX. xx further proceedings found. xx BPO report (xx) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in average condition with no repairs noted.
xx:xx:xx	xx	xx: xx of xx: 68 xx: 70 |---| -2 |----| -2.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2015   xx:    xx %:    xx: NA   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 51.455%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: JR   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: LAREDO   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
																																																																																				xx: xx: xx: 626 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84879716	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,380.62	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$546.21	4.500%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx tree xx xx with loan amount $xx and which was recorded on xx/xx/XXXX with instrument# xx.
xx chain of mortgage assignment has been completed. xx, the mortgage assignment is with xx D/B/A xx.
xx is a prior mortgage against the subject property subordinated on xx/xx/XXXX. xx prior mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx, NA in the amount of $XX,XXX.XX and recorded on xx/xx/XXXX with instrument# xx.
xx active liens and judgments have been found against the borrower and subject property.
xx	xx:xx to the PACER, xx and xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX.
xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $X.XX.
POC was filed by xx LLC on xx/xx/XXXX, in the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $XXX.XX.

xx:xx:xx to the PACER, xx and xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX.
xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $X.XX.
POC was filed by xx LLC on xx/xx/XXXX, in the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $XXX.XX.
xx	xx: xx of xx: 66 xx: 70 |---| -4 |----| -5.xx% xx: xx: xx:
xx: xx DTI xx: xx: 45.660%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 704   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61581685	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$863.41	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$370.75	4.125%	180	xx	xx	Conventional	Fixed	Refinance	66.645%	66.645%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	10.872%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with xx.

xx chain of assignment has been completed. xx current assignment of mortgage is with xx DBA xx which was recorded on xx/xx/XXXX.

xx active judgments or liens have been found against the borrower/subject property.	xx	xx:xx per the review of collection comments, the current status of the loan is in payment plan. xx per the collection comment dated xx/xx/XXXX, the reason for default is curtailment of income due to the borrower’s income impacted by COVID-19 pandemic. xx short form forbearance plan has been approved for X months that began xx/xx/XXXX to xx/xx/XXXX with monthly installment of $X.XX. xx collection comment dated xx/xx/XXXX states the forbearance plan has been extended till xx/xx/XXXX. xx further proceedings found. xx BPO report (xx) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in average condition with no repairs noted.
xx:xx:xx	xx is conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.XXX% and a maturity date of xx/xx/XXXX. xx current P&I as per payment history is the $XXX.XX and current rate of interest is X.XXX%. xx, there is a reduction in P&I with respect to xx data which seems that there would be a possible modification. xx per tape data, the loan has been modified on xx/xx/XXXX however the modification agreement is missing from the loan file.	Final Title Policy Initial 1003_Application Origination Appraisal	xx: xx of xx: 64 xx: 68 |---| -4 |----| -5.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx/xx/2015   xx: xx/xx/2015   xx: 48 (xx)   xx %:    xx: NA   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: 10.872%   xx: 35.120%   xx: -24.248%   xx %: -24.xx%   xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx in xx/xx: xx rate or term   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2058 xx: xx/xx/2030 xx: xx (xx) xx %: xx: NA xx: xx:	3: Curable	* Credit report incomplete (Lvl 3) "Credit report document is missing in this file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "HOI document is missing"
* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3)     "Provide Final Title Policy."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Missing Initial 1003 in this document."	* Borrower Identity Missing (Lvl 2) "Provide Borrower government id." * Missing Appraisal (Lvl 2) "The subject property appraisal report at origination is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52018028	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,371.88	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$540.30	3.750%	360	xx	xx	Conventional	Fixed	Refinance	161.263%	161.263%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2019	$108,055.83	Not Applicable	3.875%	$443.24	05/01/2019	Financial Hardship	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx xx in the amount of $XXX,XXX.XX which was recorded on X/xx under xx/xx# xx/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.xx% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.xx% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan modification agreement was made on xx/xx/XXXX with xx. xx new principal balance is $XX. xx borrower promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XXX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.

xx per comment dated xx/xx/XXXX RFD is reduction in income due to xx-XX. xx more details are available regarding xx impact.

xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with xx. xx new principal balance is $XX. xx borrower promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XXX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 66 xx: 69 |---| -3 |----| -4.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2015   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 59.864%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 3.xx%   xx: 3.xx%   xx: -0.xx%   xx %: -0.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 675   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2045 xx: 5083 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* LTV or CLTV exceeds 104% (Lvl 2) "Appraisal Report at origination is missing from the loan file hence appraised value considered from tape data that is in the amount of $XXwhich is less than original loan amount. Hence CLTV exceeds 104.00%."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal Report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89347085	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,034.52	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$908.34	4.990%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	4.990%	$784.11	04/01/2020	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.
xx is a junior mortgage open against the subject property in favor of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX. xx agreement was recorded on xx/xx/XXXX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months.	xx:xx is in collections.
xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months.

xx per comment dated xx/xx/XXXX, the borrower income has been impacted by xx-XX. xx X months forbearance plan was approved beginning from xx/xx/XXXX. xx per comment dated xx/xx/XXXX, the plan was extended from xx/xx/XXXX to xx/xx/XXXX. xx further details have been found.
xx:xx:xx	xx per conventional interest only xx interest rate was X.XX% and P&I was $XXX.XX. xx seller tape and payment history as of xx/xx/XXXX shows current P&I is $XXX.XX and interest rate is X.XX%. xx tape shows loan was modified on xx/xx/XXXX. xx, the loan modification agreement is missing from the loan file.	xx: xx of xx: 64 xx: 68 |---| -4 |----| -5.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2015   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 43.528%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 675   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2060   xx: xx/xx/2045   xx: 5387 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66289738	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$331.21	4.125%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	Not Applicable	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with MERS as nominee for xx xx.
xx chain of assignment has been completed.
xx is a junior mortgage in the amount of $XX,XXX.XX in the favor of xx, xx which was recorded on xx/xx/XXXX. xx subordinate document is located at “xx#xx.pdf xx# XX”.
xx taxes have been paid.
xx delinquent taxes have been found for the prior years.
xx	xx:xx current status of the loan is in collection.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X month and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes PI $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX
xx per collection comments review, borrower’s intention is to keep the property. xx subject property is in average condition. xx damage has been noted.
xx to comment dated xx/xx/XXXX, borrower was impacted by COVID-19. xx stated reason for default is covid.

xx:xx:xx	xx is conventional fixed rate note with P&I of $XXX.XX with the rate of interest X.xx % and a maturity date of xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes PI $XXX.XX with the rate of interest X.XXX %. xx is a reduction in P&I with respect to xx data which seems that there would be a possible modification. xx agreement is missing in the file.	xx: xx of xx: 65 xx: 68 |---| -3 |----| -4.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2015   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 52.513%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 2   xx: 1   xx: 1   xx %: 100.00000%   xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2030   xx:    xx %:    xx:    xx: xx:
xx: xx: 2 xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47303278	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$11,389.39	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,756.91	4.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument# xx in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx, xx.

 xx are X state tax liens open against the borrower; first one in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX in favor of xx. of xx - xx and second one is in the amount of $XXhich was recorded on xx/xx/XXXX in favor of xx. of xx - xx.

xx is one junior mortgage open against the property in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX in favor of xx.	xx	xx:xx currently is in collections. xx payment history as of xx/xx/XXXX, reveals that the loan has been delinquent for XX month and the UPB as of the data is in the amount of $XX.
xx is a conventional fixed rate mortgage with P&I of $X,XXX.XX with the rate of interest X.XXX% and a maturity date of the loan is xx/xx/XXXX. xx P&I as per updated payment history as of the date is $X,XXX.XX and rate of interest is X.XXX%; however, there is a reduction in P&I and rate of interest with respect to original xx data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xx:xx:xx	xx is a conventional fixed rate mortgage with P&I of $X,XXX.XX with the rate of interest X.XXX% and a maturity date of the loan is xx/xx/XXXX. xx P&I as per updated payment history as of the date is $X,XXX.XX and rate of interest is X.XXX%; however, there is a reduction in P&I and rate of interest with respect to original xx data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	xx: xx of xx: 64 xx: 67 |---| -3 |----| -4.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2015   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 44.884%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx/xx/2017   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 678   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2045 xx: 4383 (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81093872	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,135.60	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$421.40	4.375%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx xx in the amount of $XX,XXX.XX, which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx xx which was recorded on xx/xx/XXXX.
xx was a senior mortgage prior to the subject mortgage in the favor of MERS as nominee for xx, xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX; however, the senior mortgage was subordinated with the subject mortgage.
xx	xx:xx to the review of the servicing comments, the loan is in the collection. xx per the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X month and the next due for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB is in the amount of $XX
xx to determine the reason for the default from the available servicing comments.
xx information pertaining to bankruptcy has been found.
xx foreclosure activity has been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	xx: xx of xx: 63 xx: 66 |---| -3 |----| -4.xx% xx: NA. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2015   xx:    xx %:    xx: NA.   xx: xx:
xx: xx DTI xx: xx: 81.969%   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2015   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: 700   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: NA. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79145361	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,937.95	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$837.24	3.875%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/01/2018	$109,845.36	Not Applicable	3.875%	$450.58	09/01/2018	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx xx with xx#xx.

xx chain of assignment has been completed; currently the assignment is with xx xx D/B/A xx, its successors and assigns.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx per the comments dated xx/xx/XXXX, the reason for default is curtailment of income.
xx per the comments dated xx/xx/XXXX, the borrower’s income has been impacted due to COVID-19. xx, the servicer provided XX months forbearance plan to the borrower that was started from xx/xx/XXXX to xx/xx/XXXX. xx per the comments dated xx/xx/XXXX, the servicer extended COVID-19 forbearance plan till xx/xx/XXXX.
xx evidence has been found regarding damage or repairs in the latest servicing comments

xx:xx:xx	xx to the modification, the loan was modified on xx/xx/XXXX between the borrower and the lender. xx new modified principal balance as per modification is in the amount of $XX with interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx interest-bearing amount is $XXX,XXX.XX. xx are no principal forgiven amount and deferred balance.	xx: xx of xx: 65 xx: 67 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2015   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 59.885%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 541   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2030 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70720546	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,864.75	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,120.70	3.875%	180	xx	xx	Conventional	Fixed	Refinance	88.228%	88.228%	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	34.868%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for “xx xx”.
xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X months. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XXX,XXX.XX.	xx:xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X months. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XXX,XXX.XX.
xx per comment dated xx/xx/XXXX RFD of the loan is xx-XX. xx occupancy status is homeowner occupied.
xx:xx:xx	xx	xx: xx of xx: 62 xx: 66 |---| -4 |----| -6.06060% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx/xx/2015   xx: xx/xx/2015   xx: 57 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx of xx: xx in xx/xx: xx rate or term   xx:    xx %:    xx: NA   xx: xx:
																																																																																				xx: xx: xx: 759 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Initial Good Faith Estimate is Missing (Lvl 2) "Initial GFE is Missing."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42830710	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,219.42	01/13/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,263.91	3.750%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with xx xx D/B/A xx.
xx active judgments or liens have been found.
xx installment county taxes are due in the amount of $XXXX.XX which was due on xx/xx/XXXX.
xx	xx:
xx loan is currently in foreclosure. xx borrower is currently delinquent for X months and next due date is xx/xx/XXXX.
xx employment details are not available.
xx per comment dated xx/xx/XXXX, the reason for default is xx. xx details regarding xx plan have not been found.
xx loan has not been modified since origination.
xx per comment dated xx/xx/XXXX, the foreclosure referral step completed. xx further details have been found.
xx post-closing details regarding the bankruptcy have not been found.
xx damages were reported.

xx:xx per comment dated xx/xx/XXXX, the foreclosure referral step completed. xx further details have been found.
xx:xx	xx	xx: xx of xx: 62 xx: 66 |---| -4 |----| -6.06060% xx: xx: xx:
xx: xx DTI xx: xx: 29.938%   xx:    xx %:    xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 601   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85583821	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,749.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$661.51	4.875%	360	xx	xx	Conventional	Fixed	Refinance	83.329%	83.329%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	60.287%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx, xx” for the amount of $XXX,XXX.XX. xx chain of assignment has been completed. xx the assignment is from xx xx recorded on xx/xx/XXXX. xx active liens and judgments have been found against the borrower and subject property. xx prior year delinquent taxes have been found.	xx:xx loan is currently in the bankruptcy and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified since origination. xx foreclosure was not initiated. xx borrower xx, xx and xx had bankruptcy under chapter XX with the case# xx on xx/xx/XXXX. xx POC was filed by creditor xx LLC on xx/xx/XXXX for the secured claim amount is $XXX,XXX.XX and arrearage amount is $X,XXX.XX. xx, the POC deadline dated xx/xx/XXXX. xx chapter XX was filed on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx debtor has promised to pay the amount of $XXX.XX for XX months. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX. xx, the unsecured portion is $X.XX. xx notice of mortgage payment change was filed on xx/xx/XXXX. xx notice of final cure payment was filed on xx/xx/XXXX. xx date of last filing is xx/xx/XXXX. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed. xx latest BPO report has been found in the loan file.
xx:xx:xx borrower xx, xx and xx had bankruptcy under chapter XX with the case# xx on xx/xx/XXXX. xx POC was filed by creditor xx LLC on xx/xx/XXXX for the secured claim amount is $XXX,XXX.XX and arrearage amount is $X,XXX.XX. xx, the POC deadline dated xx/xx/XXXX. xx chapter XX was filed on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx debtor has promised to pay the amount of $XXX.XX for XX months. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX. xx, the unsecured portion is $X.XX. xx notice of mortgage payment change was filed on xx/xx/XXXX. xx notice of final cure payment was filed on xx/xx/XXXX. xx date of last filing is xx/xx/XXXX.	xx	Origination Appraisal	xx: xx of xx: 62 xx: 65 |---| -3 |----| -4.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2015   xx: xx/xx/2015   xx: 44 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: 60.287%   xx: 61.813%   xx: -1.526%   xx %: -1.xx%   xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2015   xx: xx/xx/2020   xx: -1888 (xx)   xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx in xx/xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 555   xx:    xx %:    xx:    xx: xx:
xx: xx of xx(s) xx: xx: $5949.00 xx: xx %: xx: xx: xx:	3: Curable	* Missing Appraisal (Lvl 3) "A copy of the Appraiser's is missing in loan documents."	* DTI > 60% (Lvl 2) "1008 shows borrower income is $5,750.00 and total expenses are $3,466.52. DTI is 60.287%."
																																																																																								* Initial Good Faith Estimate is Missing (Lvl 2) "Initial Good Faith Estimate Missing In Loan Document"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82165960	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,282.82	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$529.42	3.750%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	02/01/2019	$60,671.88	$26,741.88	3.750%	$233.47	02/01/2019	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with MERS as nominee for xx xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.	xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months.	xx:xx is in collections.
xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months.

xx per comment dated xx/xx/XXXX, the borrower income has been impacted by xx-XX. xx per comment dated xx/xx/XXXX, the reason for default is due to loss of income. xx X months forbearance plan was approved beginning from xx/xx/XXXX. xx per comment dated xx/xx/XXXX, the plan was extended from xx/xx/XXXX to xx/xx/XXXX. xx further details have been found.
xx:xx:xx to the PACER, borrower had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx case was discharged on xx/xx/XXXX.	xx was modified on xx/xx/XXXX with UPB $XX,XXX.XX.	xx: xx of xx: 61 xx: 65 |---| -4 |----| -6.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2015   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 89.276%   xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $2671.88   xx: $xx %: 900.xx%   xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 20.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 569   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2030 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1769125	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$14,095.18	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,034.14	4.000%	180	xx	xx	Conventional	Fixed	Refinance	51.814%	68.318%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	$87,591.00	12/01/2019	$262,285.75	Not Applicable	4.000%	$1,096.19	12/01/2019	Financial Hardship	xx review of the updated title report dated XX/XX/XXXXshows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx, recorded with the xx.

xx of assignment has been completed. xx last assignment is with xx, xx.
xx is a junior mortgage active against property in the favor of “xx of xx, N.A.”, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX with xx.
XXXX xx of Xnd installment has been due on xx/xx/XXXX in the amount of $X,XXX.XX.	xx	xx:xx current status is performing.
xx to the collection comment date xx/xx/XXXX, the RFD is xx of income.
xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx borrower has been making payment as per xx modification agreement was made on xx/xx/XXXX.xx agreement made between the borrowers (xx) and lender is (xx LLC.) xx new modified principal balance as per modification is in the amount of $XX with interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $X,XXX.XX beginning from xx/xx/XXXX. xx maturity date as per loan modification agreement is xx/xx/XXXX.	Origination Appraisal	xx: xx of xx: 62 xx: 64 |---| -2 |----| -3.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2015   xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 75.152%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 587   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2030 xx: xx (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43007361	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,792.45	10/28/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,359.88	4.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.961%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx. xx chain of assignment has been completed. xx current assignment of mortgage is with xx DBA xx which was recorded on xx/xx/XXXX. xx active judgments or liens have been found against the borrower/subject property.	xx	xx:xx per the review of collection comments, the current status of the loan is performing. xx collection comment dated xx/xx/XXXX states the reason for default is curtailment of income. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx BPO report (xx) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in average condition with no repairs noted.
xx:xx:xx	xx	xx: xx of xx: 63 xx: 65 |---| -2 |----| -3.07692% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx/xx/2015   xx: xx/xx/2015   xx: 178 (xx)   xx %:    xx: NA   xx: xx:
xx: xx DTI xx: 37.961%   xx: 38.081%   xx: -0.120%   xx %: -0.xx%   xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA   xx: xx:
																																																																																				xx: xx: xx: 698 xx: xx %: xx: xx: xx:	1: Acceptable					Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27852498	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,221.26	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$244.04	4.875%	360	xx	xx	Conventional	Fixed	Refinance	46.346%	46.346%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	48.016%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for MERS as nominee for xx xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx# XXXX / XXXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX

xx debtor " xx” had filed the bankruptcy under ch#XX with the case# xx on xx/xx/XXXX. xx POC was filed by subject creditor on xx/xx/XXXX with the claim amount of $XX,XXX.XX and arrears in the amount of $X,XXX.XX. xx last date of filing is xx/xx/XXXX. xx plan has not been confirmed yet.

xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.

xx:xx:xx debtor " xx” had filed the bankruptcy under ch#XX with the case# xx on xx/xx/XXXX. xx POC was filed by subject creditor on xx/xx/XXXX with the claim amount of $XX,XXX.XX and arrears in the amount of $X,XXX.XX. xx last date of filing is xx/xx/XXXX. xx plan has not been confirmed yet.	xx	Origination Appraisal	xx: xx of xx: 60 xx: 64 |---| -4 |----| -6.xx% xx: xx as per document xx: xx:
xx: xx (xx script version)   xx: xx/xx/2015   xx: xx/xx/2015   xx: 57 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: 48.016%   xx: 52.474%   xx: -4.458%   xx %: -4.xx%   xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx as per document   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx as per document   xx: xx:
xx: xx: xx/xx/2015   xx: xx/xx/2020   xx: -1827 (xx)   xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx in xx/xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 648   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx as per document xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal Report at origination is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65458499	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,702.40	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,994.81	4.375%	240	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx updated title report dated xx/xx/XXXX shows the subject property was originated on xx/xx/XXXX, in the favor of MERS as nominee for xx and xx recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of the assignment is completed.
xx annual combined taxes of XXXX have been paid in the amount $XX,XXX.XX. xx delinquent taxes have been found for the prior year.
xx:xx evidence has been found regarding the active bankruptcy in the latest servicing comments.xx, no damage and repairs have been found in the latest servicing comments. xx was initiated as per collection comment.
xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 61 xx: 64 |---| -3 |----| -4.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2015   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 48.309%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 696   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2035 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20088564	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,476.54	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,790.31	4.000%	360	xx	xx	Conventional	Fixed	Refinance	57.692%	57.692%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.711%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx the loan is in collection. xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X months and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX. xx bankruptcy has been filed. xx comments have been found regarding foreclosure. xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.	xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X months and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX.	xx:xx the loan is in collection. xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X months and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX. xx bankruptcy has been filed. xx comments have been found regarding foreclosure. xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.
xx:xx:xx	xx	xx: xx of xx: 58 xx: 62 |---| -4 |----| -6.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2015   xx: xx/xx/2015   xx: -34 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx/xx/2015   xx: xx/xx/2020   xx: -1766 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx (GSE definition)   xx: xx - xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 674 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ).

Loan data is $272,183.19  and comparison data is $275,865.07. The variance is -$3,681.88.

TILA Foreclosure Rescission Finance Charge Test is fail.
																																																																																								Loan data is $272,183.19 and comparison data is $275,865.07. The variance is -$3,681.88."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3669530	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,789.14	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,306.77	5.125%	360	xx	xx	Conventional	Fixed	Cash Out	76.190%	76.190%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.107%	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2018	$248,358.37	Not Applicable	5.125%	$1,218.21	02/01/2018	Financial Hardship	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx xx which was recorded on xx/xx/XXXX.

xx	xx:xx to the review of the servicing comments, the loan is in the collection. xx per the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X months and the next due for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the borrower's income was impacted due to the COVID-19. xx borrower was approved for the X months of forbearance plan which was started from xx/xx/XXXX to xx/xx/XXXX. xx further details have been found.
xx information pertaining to bankruptcy has been found.
xx foreclosure activity has been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx” and the lender “xx LLC”. xx new principal balance is $XX. xx borrower promised to pay the monthly P&I of $X,XXX.XX with the fixed rate of interest of X.XXX% beginning from xx/xx/XXXX and the maturity is dated xx/xx/XXXX.

xx: xx of xx: 59 xx: 63 |---| -4 |----| -6.xx% xx: NA. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2015   xx: xx/xx/2015   xx: 14 (xx)   xx %:    xx: NA.   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: NA.   xx: xx:
xx: xx DTI xx: 35.107%   xx: 34.788%   xx: 0.319%   xx %: 0.xx%   xx: NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx/xx/2015   xx: xx/xx/2020   xx: -1796 (xx)   xx %:    xx: NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: xx as per xx.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: 625   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2045 xx: 4444 (xx) xx %: xx: NA. xx: xx:	3: Curable		* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2015. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2015. Note date is xx/xx/2015."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10779538	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,214.36	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$761.61	4.750%	360	xx	xx	Conventional	Fixed	Refinance	48.667%	48.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	34.915%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with xx xx which was recorded on xx/xx/XXXX.
xx is a senior mortgage in the amount of $xx in the favor of xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xnd installment taxes for the year of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx	xx:xx loan is currently is collections and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx comments have been found stating the borrower’s income was impacted by xx. xx repairs and damages have been found.
xx repairs and damages have been found.

xx:xx:xx	xx	xx: xx of xx: 59 xx: 62 |---| -3 |----| -4.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2015   xx: xx/xx/2015   xx: 94 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: 34.915%   xx: 23.001%   xx: 11.914%   xx %: 11.xx%   xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx (GSE definition)   xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 633 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28318738	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,596.35	12/20/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$878.15	4.625%	360	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	14.719%	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2018	$166,539.48	Not Applicable	4.625%	$762.13	03/01/2018	Financial Hardship	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX. xx chain of the assignment has been completed. xx latest assignment is with xx xx which was recorded on xx/xx/XXXX.	xx	xx:xx to the review of the servicing comments, the loan is in collection. xx per the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X month and the next due for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB is in the amount of $XX. xx information pertaining to bankruptcy has been found. xx foreclosure activity has been found. xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.
xx:
xx per the comment dated xx/xx/XXXX, the borrower xx was deceased on xx/xx/XXXX.
xx per the comment dated xx/xx/XXXX, the investor provided a repayment plan to the borrower, and it begins in xx-XXXX.
xx per the comment dated xx/xx/XXXX, the reason for default is the death of the borrower.
xx per the comment dated xx/xx/XXXX, the FC was initiated on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the FC sale scheduled on xx/xx/XXXX was cancelled. xx per the comment dated xx/xx/XXXX, the FC was cancelled on xx/xx/XXXX.
xx per the comment dated xx/xx/XXXX, the BK chapter XX with case # xx was discharged on xx/xx/XXXX.
xx per the comment dated xx/xx/XXXX, the loan was modified on xx/xx/XXXX with new P&I X,XXX.XX. xx details are not available.
xx per the comment dated xx/xx/XXXX, the servicer provided X month deferment to the borrower. xx details are not provided.
xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx” and the lender “xx LLC”. xx new principal balance is $XX. xx borrower promised to pay the monthly P&I of $XXX.XX with the fixed rate of interest of X.XXX% beginning from xx/xx/XXXX and the maturity is dated xx/xx/XXXX.	Initial Escrow Acct Disclosure	xx: xx of xx: 58 xx: 61 |---| -3 |----| -4.xx% xx: NA. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2015   xx: xx/xx/2015   xx: 20 (xx)   xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2018   xx:    xx %:    xx: NA.   xx: xx:
xx: xx DTI xx: 14.719%   xx: 14.552%   xx: 0.167%   xx %: 0.xx%   xx: NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx/xx/2016   xx: xx/xx/2020   xx: -1766 (xx)   xx %:    xx: NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: xx per xx team   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA.   xx: xx:
xx: xx of xx: xx (GSE definition)   xx: xx rate or term   xx:    xx %:    xx: NA.   xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2046 xx: 4414 (xx) xx %: xx: NA. xx: xx:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Missing Signed Initial Escrow disclosure" * ROR not hand dated by borrower(s) (Lvl 3) "ROR are not executed by the borrower"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63696811	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,534.89	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$462.21	3.490%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	Not Applicable	54.652%	First	Short Form Policy	Not Applicable	Not Applicable	08/02/2019	$60,137.56	Not Applicable	3.490%	$232.61	09/01/2019	Financial Hardship	xx updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx xx which was recorded on xx/xx/XXXX. xx chain of the assignment is completed. xx annual combined taxes of XXXX have been paid in the amount $X,XXX.XX. xx delinquent taxes have been found for the prior year.	xx:xx evidence has been found regarding the active bankruptcy in the latest servicing comments.xx, no damage and repairs have been found in the latest servicing comments. xx was initiated as per collection comment.
xx:xx:xx	xx loan modification agreement was made between the borrower xx and xx B. xx and the lender xx LLC on xx/xx/XXXX. xx modified UPB is $XX,XXX.XXwith an interest rate ofX.XXX% and a P&I of$XXX.XX. xx first payment started from xx/xx/XXXX with the maturity date of xx/xx/XXXX. xx is no provision for the balloon payment and it does not have modification steps. xx loan has been modified once since origination.	Missing or error on the Rate Lock Notice of Servicing Transfer Origination Appraisal	xx: xx of xx: 57 xx: 61 |---| -4 |----| -6.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2015   xx: xx/xx/2015   xx: 155 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: 54.652%   xx: 57.122%   xx: -2.470%   xx %: -2.xx%   xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: PMI   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx-xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 666   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2031 xx: xx (xx) xx %: xx: xx: xx:	3: Curable	* Hazard Insurance (Lvl 3) "Please provide Latest month HOI Document for Subject property"
* Missing or error on the Rate Lock Document (Lvl 3)     "Please provide Rate-Lock Agreement Document"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Please provide Servicing Transfer Document"	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the Dual Broker Compensation Test. (12 CFR §1026.36(d)(2))
This loan has borrower paid broker compensation of $832.50 and broker compensation paid by another party of $42.50.
This loan contains compensation to the broker from both the borrower and lender for loan origination activities. If any loan originator receives compensation directly from a consumer in a consumer credit transaction secured by a dwelling, no loan originator shall receive compensation, directly or indirectly, from any other person other than the consumer in connection with the transaction for loan origination activities."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2015 reflects transfer fee at $195.00. CD dated xx/xx/2015 reflects transfer tax fee at $205.00. This is an increase in fee of $10 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69211303	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,720.98	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$689.01	4.375%	360	xx	xx	Conventional	Fixed	Refinance	64.137%	64.137%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	No	No	Unavailable	Not Applicable	41.545%	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2018	$139,043.61	Not Applicable	4.375%	$613.96	07/01/2018	Financial Hardship	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx xx which was recorded on xx/xx/XXXX.
xx is an active junior mortgage against the subject property in the favor of xx and xx for the amount of $X,XXXX.XX which was recorded on xx/xx/XXXX.

xx	xx:xx to the review of the servicing comments, the loan is in the collection. xx per the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X months and the next due for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the borrower's income was impacted due to the COVID-19. xx borrower was approved for the X months of forbearance plan which was started from xx/xx/XXXX to xx/xx/XXXX.
xx information pertaining to bankruptcy has been found.
xx foreclosure activity has been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:xx:xx
xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx B. xx and xx” and the lender “xx LLC”. xx new principal balance is $XX. xx borrower promised to pay the monthly  P&I of $XXX.XX with the fixed rate of interest of X.XXX% beginning from xx/xx/XXXX and the maturity is dated xx/xx/XXXX.
xx: xx of xx: 56 xx: 60 |---| -4 |----| -6.xx% xx: NA. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2016   xx: xx/xx/2015   xx: 194 (xx)   xx %:    xx: NA.   xx: xx:
xx: xx DTI xx: 41.545%   xx: 65.775%   xx: -24.230%   xx %: -24.xx%   xx: NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA.   xx: xx:
xx: xx of xx: xx-xx: xx rate or term   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: 648   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2046 xx: 4503 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50636132	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,099.00	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$977.96	4.250%	180	xx	xx	Conventional	Fixed	Cash Out	75.145%	75.145%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.107%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with xx of xx. xx on xx/xx/XXXX xx chain of assignment is completed.	xx	xx:xx loan is performing. xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx current UPB is in the amount of $XX
xx/xx/TPP: xx evidences found in the loan xx and the latest XX months servicing comments regarding current or prior loan modification xx further evidences available in the last XX months servicing comments regarding whether borrower made all the plan payments.
xx evidences have been found in last XX months and xx file regarding foreclosure proceedings.
xx had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $X,XXX.XX no further detail available bankruptcy.

xx:xx:xx had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $X,XXX.XX no further detail available bankruptcy.	xx	xx: xx of xx: 57 xx: 61 |---| -4 |----| -6.xx% xx: xx of loan is 57 xx: xx:
xx: xx (xx script version)   xx: xx/xx/2015   xx: xx/xx/2015   xx: 46 (xx)   xx %:    xx: xx date is not applicable   xx: xx:
xx: xx DTI xx: 44.107%   xx: 38.528%   xx: 5.579%   xx %: 5.xx%   xx: xx DTI xx percent is not applicable   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx lender G/L require MI is not applicable   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is not applicable   xx: xx:
xx: xx: xx/xx/2016   xx: xx/xx/2020   xx: -1735 (xx)   xx %:    xx: xx paid through date is not applicable   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx.amort potential is not applicable   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx: xx:
xx: xx of xx: xx improvement   xx: xx - xx:    xx %:    xx: xx of refinance per application is not applicable   xx: xx:
																																																																																				xx: xx: xx: 654 xx: xx %: xx: xx: xx:	1: Acceptable					Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5303079	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,296.00	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$392.65	3.375%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	112.418%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx xx in the amount of $ XX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx xx. xx should be with xx xx.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx prior year’s delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower has been delinquent for X months and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX	xx:xx collection comment as of xx/xx/XXXX shows that the loan is in collection. xx per the review of the payment history as of xx/xx/XXXX, the borrower has been delinquent for X months and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx collection comment dated xx/xx/XXXX, states that the borrower’s income has been impacted by covidXX. xx details regarding the loss mitigation are not available.
xx per the collection comment dated xx/xx/XXXX, the subject property is owner occupied. xx are no comments found related to the subject property the condition.

xx:xx:xx	xx	xx: xx of xx: 56 xx: 59 |---| -3 |----| -5.08474% xx: xx not use for review. xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: 112.418%   xx: 112.419%   xx: -0.001%   xx %: -0.00100%   xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx/xx/2016   xx: xx/xx/2020   xx: -1706 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx:xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx-xx: xx rate or term   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 535 xx: xx %: xx: xx: xx:	4: Unacceptable	* ComplianceEase State Regulations Test Failed (Lvl 4) "State specific fee has been included in the closing disclosure so the State Regulations test is failed"
																																																																																						* DTI > 60% (Lvl 4) "Borrower monthly income is less than the total monthly debt so the DTI > 60%"	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "All the fees are moved from Section C to Section B in the closing disclosure, hence the TRID Tolerance test is failed"	* ComplianceEase Exceptions Test Failed (Lvl 2) "TRID Tolerance test is failed, hence the ComplianceEase Exceptions test is failed"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 1) "TRID Tolerance test is failed so the Risk Indicator is Moderate"	Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36321746	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,211.86	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$498.74	3.875%	180	xx	xx	Conventional	Fixed	Refinance	72.727%	72.727%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	120.537%	First	Commitment	Not Applicable	Not Applicable	09/01/2019	$58,815.93	Not Applicable	3.875%	$241.26	10/01/2019	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on first lien position.	xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X months and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX	xx:xx the loan is in collection.
xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X months and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX
xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.
xx bankruptcy has been filed.
xx comments have been found regarding foreclosure.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	xx: xx of xx: 54 xx: 58 |---| -4 |----| -6.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2016   xx: xx/xx/2016   xx: 34 (xx)   xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: 120.537%   xx: 120.511%   xx: 0.026%   xx %: 0.02600%   xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 2103332212222210MMMMMM44   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 44MMMMMM0122222122333012   xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx in xx/xx: xx rate or term   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 640   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2031 xx: xx (xx) xx %: xx: xx not use for review. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "1. Missing COC for fee increase on CD dated xx/xx/2016. LE dated xx/xx/2016 reflects a Loan Origination fee of $168.00, however, CD dated xx/xx/2016 reflects the Loan Origination fee at $170.00. This is a fee increase of $2.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.
2. Missing COC for fee increase on CD dated xx/xx/2016.  LE dated xx/xx/2016 reflects an Appraisal Fee of $450.00, however, CD dated xx/xx/2016 reflects the Loan Appraisal Fee at $700.00.  This is a fee increase of $250.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.
3. Missing COC for fee increase on CD dated xx/xx/2016.  LE dated xx/xx/2016 reflects an Credit Report Fee of $16.00, however, CD dated xx/xx/2016 reflects the Credit Report fee at $15.58.  This is a fee decrease of $0.42 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.
4. Missing COC for fee increase on CD dated xx/xx/2016.  LE dated xx/xx/2016 reflects a Flood Certification Fee of $4.00, however, CD dated xx/xx/2016 reflects the Loan Flood Certification at $4.40.  This is a fee increase of $0.40 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.
5. Missing valid COC for a fee increase on CD dated xx/xx/2016. CD dated xx/xx/2016 reflects Title examination Fee, however, CD dated xx/xx/2016 reflects a Title examination Fee of $245.00. This is a fee increase of $245.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. A valid COC is required to re-set baseline fee."	* DTI > 60% (Lvl 2) "1003 shows borrower income is $1,500.00 and total expenses are $1,808.06 DTI is 120.511%."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The subject property is a Manufactured Home and there is a recorded copy of Manufactured Home Rider (Locator# XX_XX Pg#703) and Manufactured Home Affidavit of Affixation (Locator# XXPg#707) are attached with the subject mortgage and it has a VIN#XX but no final title policy is available in the loan file to confirm ALTA-7 for Manufactured Home. The Appraisal report at origination is showing that the subject property has been attached to the permanent foundation system and towing wheels and axles have been removed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70182398	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,343.43	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$704.56	4.250%	360	xx	xx	Conventional	Fixed	Refinance	67.043%	67.043%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2018	$146,909.39	Not Applicable	4.250%	$637.03	09/01/2018	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx xx in amount $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignment was shown as per the updated title report.
xx is senior mortgage open found in the amount of $XX,XXX.XX in favor of xx of xx, NA which was recorded on xx/xx/XXXX.  xx, the mortgage was subordinate on xx/xx/XXXX which was recorded on xx/xx/XXXX.
xx prior year delinquent taxes have been found.	xx:xx: xx review of the servicing comments shows that the loan is in collections. xx payment history as of xx/xx/XXXX shows that the borrower is delinquent for XX months and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the P&I amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX. xx per tape data current xx is X.XXX%. xx loan modification agreement was made between xx and xx (borrowers) and xx LLC on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX. xx post origination foreclosure and bankruptcy activity have been found. xx per the latest comments, the subject property has been occupied by the owner and is in good condition. xx damages or repairs have been found..
xx: xx: xx:xx:xx	xx loan modification agreement was made between xx and xx (borrowers) and xx LLC on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	Affiliated Business Disclosure Final 1003_Application Initial 1003_Application Missing Final Closing Disclosure Missing Initial Closing Disclosure Missing Initial LE	xx: xx of xx: 52 xx: 55 |---| -3 |----| -5.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2016   xx: xx/xx/2016   xx: 8 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 35.515%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 611   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058 xx: xx/xx/2046 xx: 4414 (xx) xx %: xx: xx: xx:	3: Curable	* Document(s) Required by AUS Missing from Loan file (Lvl 3) "Required document Aus Finding Missing In Loan Document"
* Missing Final 1003_Application (Lvl 3)     "Final Application 1003 missing in loan document"
* Missing Final Closing Disclosure (Lvl 3)     "A Copy Of The Final Closing Disclosure missing from the Loan Document"
* Missing Initial 1003_Application (Lvl 3)     "A copy of the Initial Application missing in loan document"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The Affiliated Business Disclosure missing in loan Document"
* The final 1008 is missing (Lvl 3) "Missing Final Transmittal Summary in loan file"	* Missing Initial Closing Disclosure (Lvl 2) "A Copy Of the Intinal Closing Disclosure missing from the Loan Document"
* Missing Initial LE (Lvl 2)     "A copy Of the Initial Loan Estimate missing From The Loan Document"
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Required Verification Income & Credit report missing in loan document"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40524918	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,881.46	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$763.49	4.250%	360	xx	xx	Conventional	Fixed	Refinance	81.719%	81.719%	Full Documentation	Yes	xx	xx	25.760%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	46.673%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx xx.
xx of assignment has been completed. xx, the mortgage is with xx xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd taxes for the year of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx:xx loan is currently is bankruptcy-delinquent and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx per the review of the PACER report, the borrower xx O. xx and xx J. xx had filed bankruptcy under chapter XX with the case#xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX.
xx comments have been found stating the borrower’s income was impacted by xx. xx repairs and damages have been found.
xx borrower X xx O. xx has been working at xx as a xx for XX years and the borrower X xx J. xx has been working at xx LLC as a xx for X years.
xx:xx:xx per the review of the PACER report, the borrower xx O. xx and xx J. xx had filed bankruptcy under chapter XX with the case#xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with is secured amount as $xx and its arrearage amount is $XXXX.XX.
xx plan was confirmed on xx/xx/XXXX.
xx	xx: xx of xx: 51 xx: 55 |---| -4 |----| -7.xx% xx: xx: xx:
xx: xx DTI xx: 46.673%   xx: 46.531%   xx: 0.142%   xx %: 0.xx%   xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: 25.760%   xx: 35.000%   xx: -9.240%   xx %: -9.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx (GSE definition)   xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 663 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))
A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was
																																																																																								not provided to the borrower within three business days after the interest rate was locked on xx/xx/2016, xx/xx/2016 and xx/xx/2016."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65580352	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,636.92	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,254.50	4.625%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on first lien position.	xx per payment history dated xx/xx/XXXX, the borrower is performing with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx the loan is in collection.
xx per payment history dated xx/xx/XXXX, the borrower is performing with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX.
xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $XXX.XX. xx the xx is not in active status since it was terminated on xx/xx/XXXX.
xx comments have been found regarding foreclosure.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $XXX.XX. xx the xx is not in active status since it was terminated on xx/xx/XXXX.	xx	Mortgage Insurance for LTV>80% Notice of Servicing Transfer	xx: xx of xx: 52 xx: 54 |---| -2 |----| -3.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2016   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 71.378%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 000000000000000000000001   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 682 xx: xx %: xx: xx: xx:	3: Curable	* Mortgage Insurance Certificate missing (Lvl 3) "Please provide Mortgage Insurance For Subject property"
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Please provide Servicing Transfer Document"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64717624	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,348.78	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$831.38	4.250%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	52.972%	First	Commitment	Not Applicable	Not Applicable	05/01/2019	$165,515.62	$12,131.62	4.250%	$665.10	05/01/2019	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx xx with xx#xx|xx/xx#XXXX/XXXX.

xx chain of assignment has been completed; currently the assignment is with xx xx D/B/A xx.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.
xx per the comments dated xx/xx/XXXX, the reason for default is curtailment of income due to COVID-19.
xx evidence has been found regarding damage or repairs in the latest servicing comments

xx:xx:xx	xx to the modification, the loan was modified on xx/xx/XXXX between the borrower and the lender. xx new modified principal balance as per modification is in the amount of $XX with interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx interest-bearing amount is $XXX,XXX.XX. xx is no principal forgiven amount. xx deferred balance is $XX,XXX.XX.	xx: xx of xx: 51 xx: 53 |---| -2 |----| -3.xx% xx: xx: xx:
xx: xx DTI xx: 52.972%   xx: 85.185%   xx: -32.213%   xx %: -32.xx%   xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:
xx: xx of xx: xx (GSE definition)   xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 539   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2046 xx: 4595 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed for TILA finance charge test and TILA Foreclosure Rescission Finance Charge.
Loan data is $131,032.46 and comparison data is $131,863.38. The variance is -$830.92."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase test. LE dated xx/xx/2016 does not reflects points - loan discount fee, Title Endorsement Fee, Title-Assessment, and State Tax/Stamps.  Final CD dated xx/xx/2016 reflects  points - loan discount fee, Title Endorsement Fee, Title-Assessment, State Tax/Stamps at $152.10, $142.00, $3.28 and $591.50.

																																																																																								Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2016 reflects Credit Report fee at $18.00 and Flood cert at $4.00. CD dated xx/xx/2016 reflects Credit Report fee at $18.18 and Flood cert at $4.40 . This is an increase in fee of $889.46 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90709291	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,148.96	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$783.17	4.250%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Not Applicable	Not Applicable	Unavailable	Not Applicable	16.985%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX with the lender “xx xx.” with xx# xx.

xx chain of assignment has been completed.

xx active judgments or liens have been found.

xx delinquent taxes have been found for the prior year.
xx	xx:xx is in performing status.
xx BK & FC has been found.
xx damage or repairs have been found in the latest servicing comments.
xx per the collection comments dated xx/xx/XXXX, the borrower’s income has been impacted due to xx-XX. xx forbearance plan has been offered to the borrower which began from xx/xx/XXXX until xx/xx/XXXX. xx further details have been found.

xx:xx:xx	xx is conventional fixed mortgage with the original P&I $XXX.XX and the interest rate X.XXX% with the maturity date xx/xx/XXXX. xx per the payment history tape data as of xx/xx/XXXX, the current P&I is $XXX.XX and the interest rate is X.XXX %. xx, there is decrease in P&I and rate with respect to note data which seems that there would be a possibility of modification. xx modification tape data also reflects the xx effective date is xx/xx/XXXX. xx, the executed modification agreement is missing from the loan file.	Origination Appraisal	xx: xx of xx: 50 xx: 52 |---| -2 |----| -3.xx% xx: xx. updated as per review. xx: xx:
xx: xx (xx script version)   xx: xx/xx/2016   xx: xx/xx/2016   xx: 82 (xx)   xx %:    xx: xx. updated as per review.   xx: xx:
xx: xx DTI xx: 16.985%   xx: 19.312%   xx: -2.327%   xx %: -2.xx%   xx: xx. updated as per review.   xx: xx:
xx: xx: xx: $xx:    xx %:    xx: xx. updated as per review.   xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx: xx. updated as per review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx. updated as per review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx. updated as per review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx. updated as per review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx. updated as per review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx. updated as per review.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. updated as per review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx. updated as per review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx. updated as per review.   xx: xx:
xx: xx of xx: xx-xx: xx rate or term   xx:    xx %:    xx: xx. updated as per review.   xx: xx:
xx: xx: xx: 626   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2046 xx: xx %: xx: xx. updated as per review. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64274320	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$9,291.50	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,001.15	3.625%	360	xx	xx	Conventional	Fixed	Refinance	57.770%	57.770%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.345%	First	Final policy	Not Applicable	Not Applicable	04/01/2019	$225,100.74	Not Applicable	3.625%	$888.98	05/01/2019	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx#xx.

xx chain of assignment has been completed. xx current assignment of mortgage is with xx xx which was recorded on xx/xx/XXXX.

xx is one HOA lien against the subject property is in the favor of xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx	xx:xx per the review of collection comments, the current status of the loan is collections. xx collection comment dated xx/xx/XXXX states the reason for default is curtailment of income due to the borrower’s income impacted by COVID-19 pandemic. xx, the collection comment dated xx/xx/XXXX states the COVID-19 hardship has been resolved. xx further proceedings found. xx BPO report (xx) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in average condition with no repairs noted.
xx:xx:xx	xx	xx: xx of xx: 49 xx: 52 |---| -3 |----| -5.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx/xx/2016   xx: xx/xx/2016   xx: 19 (xx)   xx %:    xx: NA   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: 31.345%   xx: 31.222%   xx: 0.123%   xx %: 0.xx%   xx: NA   xx: xx:
xx: xx: xx: $7707.85   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2020   xx: -549 (xx)   xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2016   xx: xx/xx/2020   xx: -1492 (xx)   xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 7425 xx F-6   xx: 7425 SUNSET HEIGHTS CIR, # F-6   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx in xx/xx: xx rate or term   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 630   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2046 xx: 4565 (xx) xx %: xx: NA xx: xx:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4134571	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,792.23	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$447.83	11.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2017	$40,190.35	Not Applicable	10.125%	$345.22	09/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of xx, xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx xx.

xx junior or senior judgments/liens/mortgages:
X. xx is an active mortgage available in the updated title report against subject property in the amount of $X,XXX.XX in favor of xx of xx it was originated on xx/xx/XXXX recorded on xx/xx/XXXX.

xx annual xx taxes for XXXX have been due in the amount of $X,XXX.XX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) was made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx loan is currently in collections.
xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) was made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX
xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of XX.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of XX.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	xx: xx of xx: 264 xx: 268 |---| -4 |----| -1.xx% xx: xx of loan is "264". xx: xx:
xx: xx (xx script version)   xx: xx/xx/1998   xx: xx/xx/1998   xx: 104 (xx)   xx %:    xx: xx date (xx script version) is "xx/xx/1998".   xx: xx:
xx: xx DTI xx: xx: 49.480%   xx:    xx %:    xx: xx DTI ratio percent is "xx".   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balance amount is "xx".   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is "360/360".   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx paid through date is "xx".   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: MI xx is "xx".   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. amort potential? is "xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is "xx".   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is "xx".   xx: xx:
xx: xx:   xx:    xx %:    xx: xx address street is " xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx postal code is "xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per application is "xx".   xx: xx:
xx: xx: xx: 625   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2028 xx: xx (xx) xx %: xx: xx maturity date is "xx/xx/2057". xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34970436	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,479.00	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$865.28	7.500%	360	xx	xx	Conventional	Fixed	Refinance	75.000%	75.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	09/04/2015	$100,146.18	Not Applicable	7.500%	$659.03	10/01/2015	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with xx xx which was recorded on xx/xx/XXXX.
xx is a judgment which were recorded on xx/xx/XXXX in the favor of xx,
xx in the amount of $xx.
xx is a judgments in the amount of $xx which was recorded on xx/xx/XXXX in the favor of xx.
xx is an IRS lien in the favor of xx in the amount of $xx which was recorded on xx/xx/XXXX.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.
xx prior year delinquent taxes have been found.	xx per the review of the payment history, the borrower has been delinquent for XX+days and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XX,XXX.XX.	xx:xx loan is currently in collections and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the borrower’s income was impacted by xx. xx FB plan was offered that began from xx/xx/XXXX. xx, it was again extended till xx/xx/XXXX. xx further details have been found. xx repairs and damages have been found.
xx:xx:xx	xx modification agreement was signed between the borrower xx M. xx & xx A. xx and the lender xx, LLC on xx/xx/XXXX. xx UPB is $XXX,XXX.XX. xx borrower promises to pay P&I in the amount of $XXX.XX with an interest rate of X.XXX%, beginning from xx/xx/XXXX. xx maturity is xx/xx/XXXX.	xx: xx of xx: 215 xx: 218 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2002   xx: xx/xx/2002   xx: 26 (xx)   xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 21.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 523   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2032 xx: 8309 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43503003	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$982.90	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$431.18	7.125%	360	xx	xx	Conventional	Fixed	Refinance	74.419%	74.419%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2013	$69,621.12	Not Applicable	7.125%	$438.98	12/01/2013	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx’s xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on first lien position. xx active judgments or liens found on the subject property.	xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX	xx:xx the loan is in collection.
xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX
xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.
xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XX,XXX.XX and an arrearage in the amount of $X,XXX.XX. xx the xx is not in active status since it was dismissed on xx/xx/XXXX and was fully terminated on xx/xx/XXXX.
xx comments have been found regarding foreclosure.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XX,XXX.XX and an arrearage in the amount of $X,XXX.XX. xx the xx is not in active status since it was dismissed on xx/xx/XXXX and was fully terminated on xx/xx/XXXX.	xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	xx: xx of xx: 216 xx: 219 |---| -3 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2002   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 29.000%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx: xx/xx/2053 xx: xx/xx/2032 xx: 7670 (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86760524	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,293.46	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$238.76	7.250%	360	xx	xx	Conventional	Fixed	Refinance	28.689%	28.689%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	06/22/2020	$25,853.25	Not Applicable	7.250%	$165.38	07/01/2020	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx. which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on first lien position. xx active judgments or liens found on the subject property.	xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX	xx:xx the loan is in collection.
xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX
xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.
xx per PACER, the debtor had filed bankruptcy under chapter-X with the case#xx on xx/xx/XXXX. xx the xx is not in active status since it was discharged on xx/xx/XXXX and was fully terminated on xx/xx/XXXX.
xx comments have been found regarding foreclosure.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx per PACER, the debtor had filed bankruptcy under chapter-X with the case#xx on xx/xx/XXXX. xx the xx is not in active status since it was discharged on xx/xx/XXXX and was fully terminated on xx/xx/XXXX.	xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	xx: xx of xx: 212 xx: 215 |---| -3 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 26.000%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 1010000MMMMMMMMMMMM44231   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 13244MMMMMMMMMMMM0000101   xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 553   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2060 xx: xx/xx/2033 xx: xx (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85858682	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,190.98	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$410.91	8.000%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report as of xx/xx/XXXX, the property ownership is on the name of xx B. xx the subject mortgage was recorded on xx/xx/XXXX with the xx.
xx chain of assignment is complete as the current assignee is xx xx.
xx combined tax for the year XXXX is paid in the amount of $XXXX.XX.
xx	xx:xx loan is performing. xx last payment was made for the due date of xx/xx/XXXX. xx loan is next due for xx/xx/XXXX. xx current UPB is $XX,XXX.XX. xx:xx:xx	xx	xx: xx of xx: 214 xx: 216 |---| -2 |----| -0.xx% xx: N/A xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2002   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: $xx: $xx: $-xx %: -34.xx%   xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: N/A   xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: N/A xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89918969	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,704.93	12/06/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,116.78	6.875%	360	xx	xx	Conventional	Fixed	Purchase	87.674%	87.674%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	xx per the updated title report as of xx/xx/XXXX, the property ownership is on the name of xx L xx the subject mortgage was recorded on xx/xx/XXXX with the xx as nominee for xx., a xx.
xx chain of assignment is complete as the current assignee is xx xx.
xx combined tax for the year XXXX is paid in the amount of $XXXX.XX.
xx	xx:xx loan is in collections. xx last payment was made for the due date of xx/xx/XXXX. xx loan is next due for xx/xx/XXXX. the current UPB is $XXX,XXX.XX. xx:xx:xx	xx	xx: xx of xx: 210 xx: 213 |---| -3 |----| -1.xx% xx: N/A xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2011   xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 63.950%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx: xx: xx/xx/2016   xx:    xx %:    xx: N/A   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx 1 xx: xx: xx/xx/2016   xx:    xx %:    xx: N/A   xx: xx:
xx: xx 1 P&I   xx: xx: $624.48   xx:    xx %:    xx: N/A   xx: xx:
xx: xx 1 xx: xx: 2.000%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx 2 xx: xx: xx/xx/2021   xx:    xx %:    xx: N/A   xx: xx:
xx: xx 2 P&I   xx: xx: $715.20   xx:    xx %:    xx: N/A   xx: xx:
xx: xx 2 xx: xx: 3.000%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx 3 xx: xx: xx/xx/2022   xx:    xx %:    xx: N/A   xx: xx:
xx: xx 3 P&I   xx: xx: $773.78   xx:    xx %:    xx: N/A   xx: xx:
xx: xx 3 xx: xx: 3.625%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx 5 xx: xx: 0.000%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 570   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx/xx/2033 xx: xx %: xx: N/A xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73308580	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	$0.00	$2,324.21	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$901.50	5.875%	360	xx	xx	Conventional	Fixed	Purchase	100.656%	100.656%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/08/2013	$147,798.73	$44,339.62	4.250%	$448.62	02/01/2013	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx of assignment has been completed.
xx are X HOA lien against the subject property in the favor xx, xx. of for the total amount of $XXXX.XX which was recorded on different dates.
xx are two junior civil judgment against the borrower for the amount of $XXXX.XX and $XX,XXX.XX.
xx prior year delinquent taxes have been found.
xx	xx:xx loan is in the collection. xx delinquent from XX month.
xx loan was modified on xx/xx/XXXX.
xx bankruptcy details have been found.
xx foreclosure activity has been found.
xx per the comment dated xx/xx/XXXX, the borrower’s income impacted by COVID-19. xx forbearance plan has been approved for XX months which was started from xx/xx/XXXX.
xx property is owner occupied. xx damage and repairs have been found.

xx:xx:xx	xx loan was modified on xx/xx/XXXX. xx per the modified terms, the new principal balance is $XX. xx interest bearing amount is $XXX,XXX.XX and the deferred principal balance is $XX	xx: xx of xx: 208 xx: 210 |---| -2 |----| -0.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 26.320%   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: PMI   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $1000.00   xx %: 0.xx%   xx:    xx: xx:
xx: xx: xx: xx/xx/2003   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 658   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2053 xx: xx/xx/2033 xx: 7093 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72587148	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$441.01	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$755.44	6.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	$27,591.80	Unavailable	Unavailable	05/01/2012	Unavailable	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on first lien position. xx is one xx/xx/xx lien found on the subject property in the amount of $X,XXX.XX this was recorded on xx/xx/XXXX.	xx is missing from loan file as this is a fixed rate conventional mortgage with P&I of $XXX.XX along with interest rate of X.XX% till the maturity date of xx/xx/XXXX.
 xx current P&I as per the latest payment history as of xx/xx/XXXX is $XXX.XX and rate of interest is X.XXX%, however, there is a reduction in rate of interest with respect to xx data which seems that there may be a possibility of  modification.
xx tape data indicates the latest modification was made on xx/xx/XXXX with the maturity date of xx/xx/XXXX. xx evidence has been found regarding the modification in latest collection comments.
xx:xx the loan is in collection.
xx per payment history dated xx/xx/XXXX, the borrower is performing with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX
xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $X,XXX.XX. xx the xx is not in active status since it was discharged on xx/xx/XXXX and was fully terminated on xx/xx/XXXX.
xx comments have been found regarding foreclosure.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $X,XXX.XX. xx the xx is not in active status since it was discharged on xx/xx/XXXX and was fully terminated on xx/xx/XXXX.	xx is missing from loan file as this is a fixed rate conventional mortgage with P&I of $XXX.XX along with interest rate of X.XX% till the maturity date of xx/xx/XXXX.
 xx current P&I as per the latest payment history as of xx/xx/XXXX is $XXX.XX and rate of interest is X.XXX%, however, there is a reduction in rate of interest with respect to xx data which seems that there may be a possibility of  modification.
xx tape data indicates the latest modification was made on xx/xx/XXXX with the maturity date of xx/xx/XXXX. xx evidence has been found regarding the modification in latest collection comments.
xx: xx of xx: 209 xx: 211 |---| -2 |----| -0.xx% xx: xx not use for review. xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx: xx: xx/xx/2012   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx: xx/xx/2052 xx: xx/xx/2033 xx: 6849 (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94628926	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,833.08	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$518.88	6.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/07/2019	$73,129.85	$12,029.85	4.625%	$279.61	03/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument# xx in the amount of $XX,XXX.XX in favor of MERS as nominee for xx. xx active judgments or liens found. XXXX xx Xnd taxes have been due in the amount of $XXX.XX and due date on xx/xx/XXXX. xx prior years delinquent taxes have been found pending.	xx dated as of xx/xx/XXXX the delinquency has been done for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date xx/xx/XXXX. xx current P&I is $XXX.XX and rate of interest is X.XXX%. xx current unpaid principal balance is in the amount of $XX	xx:xx currently is in collection. xx payment history as of xx/xx/XXXX, reveals that the loan has been delinquent for X months and the UPB as of the data is in the amount of $XX xx loan modification agreement was made between the borrower xx M xx and current servicer and agent xx LLC. on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx borrower had also promise to pay the deferred balance in the amount of $XX,XXX.XX on the maturity date on xx/xx/XXXX. xx dated as of xx/xx/XXXX the delinquency has been done for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date xx/xx/XXXX. xx current P&I is $XXX.XX and rate of interest is X.XXX%. xx current unpaid principal balance is in the amount of $XX xx to the PACER, the borrower had filed the bankruptcy under chapter-XX with case #xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. MFR was filed on xx/xx/XXXX. POC was filed on xx/xx/XXXX and POC amount $XX,XXX.XX. xx was approved amount of arrearage $XX,XXX.XX. xx's employer shall pay to the trustee the sum of $XXX.XX per month. xx dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX. xx per collection comment the subject property is occupied by owner and the property is in good condition and well maintained. xx comment regarding damage and repairs located to the subject property.
xx:xx:xx to the PACER, the borrower had filed the bankruptcy under chapter-XX with case #xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. MFR was filed on xx/xx/XXXX. POC was filed on xx/xx/XXXX and POC amount $XX,XXX.XX. xx was approved amount of arrearage $XX,XXX.XX. xx's employer shall pay to the trustee the sum of $XXX.XX per month. xx dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx loan modification agreement was made between the borrower xx M xx and current servicer and agent xx LLC. on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx borrower had also promise to pay the deferred balance in the amount of $XX,XXX.XX on the maturity date on xx/xx/XXXX.	xx: xx of xx: 207 xx: 210 |---| -3 |----| -1.xx% xx: xx of loan 207 xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 36.270%   xx:    xx %:    xx: xx DTI ratio percent is not applicable   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx potential is not applicable   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 603   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2033 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2059 xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69951776	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,633.36	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,292.07	7.875%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/19/2019	$217,394.25	Not Applicable	4.250%	$942.67	10/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with book/page# xx in the amount of $XXX,XXX.XX in favor of MERS as nominee xx, xx.

xx is one credit card judgment open against the borrower in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX in favor of xx.

XXXX county Xst taxes have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.

XXXX county Xnd taxes have been due off in the amount of $X,XXX.XX on xx/xx/XXXX.

xx prior year delinquent taxes have been found in the updated title report.	xx of the payment history dated as of xx/xx/XXXX reveals that borrower has been the delinquent for XX month. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB as of date reflects in the provided payment history is in the amount of $XX and current interest rate as per payment history is X.XXX%.	xx:xx currently is in collections. xx payment history as of xx/xx/XXXX, reveals that the loan has been delinquent for XX month and the UPB as of the data is in the amount of $XX.
xx modification agreement was made between the borrower and xx on xx/xx/XXXX. xx new modified rate is X.XXX% and borrower promises to pay P&I in the amount of $XXX.XX which was begun on xx/xx/XXXX. xx new principal balance is $XX. xx interest bearing amount is $XXX,XXX.XX and the maturity date is xx/xx/XXXX. xx for xx is xx.
xx of the payment history dated as of xx/xx/XXXX reveals that borrower has been the delinquent for XX month. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB as of date reflects in the provided payment history is in the amount of $XX and current interest rate as per payment history is X.XXX%.
xx debtor (xx J. xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx. xx debtor was dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX.
xx-D in xx petition shows that the unsecured amount is $X.XXX out of secured claim in the amount of $XXX,XXX.XX and with collateral of $XXX,XXX.XX. xx debtor was dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX.
xx:xx:xx debtor (xx J. xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx. xx debtor was dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX.
xx-D in xx petition shows that the unsecured amount is $X.XXX out of secured claim in the amount of $XXX,XXX.XX and with collateral of $XXX,XXX.XX. xx debtor was dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx modification agreement was made between the borrower and xx on xx/xx/XXXX. xx new modified rate is X.XXX% and borrower promises to pay P&I in the amount of $XXX.XX which was begun on xx/xx/XXXX. xx new principal balance is $XX. xx interest bearing amount is $XXX,XXX.XX and the maturity date is xx/xx/XXXX. xx for xx is xx.	xx: xx of xx: 206 xx: 209 |---| -3 |----| -1.xx% xx: xx of xx is 206. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: xx #1 xx is xx.   xx: xx:
xx: xx DTI xx: xx: 44.030%   xx:    xx %:    xx: xx DTI xx percent is not applicable.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: PMI   xx:    xx %:    xx: MI xx is xx.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx potential is not applicable.   xx: xx:
xx: xx: xx: $xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx but tape data shows xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx but tape data shows xx.   xx: xx:
xx: xx:   xx:    xx %:    xx: xx is  xx.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: xx of xx is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx: xx: 618   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2033 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2059.. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86100171	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$720.23	$1,440.46	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$328.07	7.375%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/24/2019	$42,400.16	Not Applicable	7.735%	$275.11	10/01/2019	Financial Hardship	xx per updated title report as of xx/xx/XXXX the subject mortgage is at first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX.
xx of assignment is complete as the current assignee is xx xx.
xx active judgments or liens have been found.
xx annual tax is $X,XXX.XX.
xx history as of xx/xx/XXXX shows that the loan is X month behind its regular payment. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is X month behind its regular payment. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.
xx evidence of post-closing foreclosure or bankruptcy has been found.  xx per comment dated xx/xx/XXXX the reason for default is COVID-19 impact.

xx:xx:xx	xx latest modification agreement has been made between borrower and lender effective from xx/xx/XXXX. xx per MOD borrower has agreed to pay the interest bearing amount of $XX,XXX.XX with fixed interest rate of X.XXX % and P&I of $XXX.XX. xx payment was started from xx/xx/XXXX and the maturity date is xx/xx/XXXX.	xx: xx of xx: 202 xx: 205 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2003   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx: TURNER   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 44.140%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 571   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2034 xx: xx (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67331206	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,205.07	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$397.89	7.500%	360	xx	xx	Conventional	Fixed	Not Applicable	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx xx, xx. which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on first lien position.	xx	xx:xx the loan is in collection.
xx per payment history dated xx/xx/XXXX, the borrower is performing with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX
xx comments have been found regarding foreclosure.
xx bankruptcy has been filed.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx	xx is missing from loan file as this is a fixed rate conventional mortgage with P&I of $XXX.XX along with interest rate of X.XX% till the maturity date of xx/xx/XXXX.
 xx current P&I as per the latest payment history as of xx/xx/XXXX is $XXX.XX and rate of interest is X.XXX%, however, there is a reduction in rate of interest with respect to xx data which seems that there may be a possibility of  modification.
xx tape data indicates the latest modification was made on xx/xx/XXXX with the maturity date of xx/xx/XXXX. xx evidence has been found regarding the modification in latest collection comments.
xx: xx of xx: 199 xx: 201 |---| -2 |----| -0.xx% xx: xx not use for review xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2004   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx: xx: xx/xx/2015   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx DTI xx: xx: 43.910%   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx of xx: xx: xx/xx/2014   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review   xx: xx:
xx: MI xx: xx: PMI   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx 1 xx: xx: xx/xx/2014   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx 1 P&I   xx: xx: $256.25   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx 1 xx: xx: 3.125%   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx 2 xx: xx: xx/xx/2019   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx 2 P&I   xx: xx: $285.63   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx 2 xx: xx: 4.125%   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review   xx: xx:
xx: xx: xx: 567   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: xx not use for review   xx: xx:
																																																																																				xx: xx: xx/xx/2045 xx: xx/xx/2034 xx: 3929 (xx) xx %: xx: xx not use for review xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43499847	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,909.36	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$347.88	6.250%	360	xx	xx	Conventional	Fixed	Purchase	82.482%	82.482%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/14/2017	$33,840.28	Not Applicable	6.250%	$192.12	10/01/2017	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx, xx. for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx are X HOA liens against the subject property in the favor of xx, xx. for the total amount of $XXXX.XX which was recorded on different dates.
xx prior year delinquent taxes have been found.

xx	xx:xx loan is in the collection.
xx per the comment dated xx/xx/XXXX, the borrower trouble for payments due to COVID-19. xx further details have been found regarding COVID-19.
xx foreclosure activity has been found.
xx bankruptcy details have been found.
xx property is owner occupied. xx damage and repairs have been found.

xx:xx:xx	xx loan was modified on xx/xx/XXXX. xx per the modified terms, the new principal balance is $XX	xx: xx of xx: 194 xx: 197 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2004   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 41.270%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: 13 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2004   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2034 xx: 8401 (xx) xx %: xx: xx: xx:	3: Curable		* Lost Note Affidavit (Lvl 3) "The affidavit of lost assignment is located at “xx”."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86585013	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,782.21	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,154.47	6.125%	360	xx	xx	Conventional	Fixed	Not Applicable	95.960%	95.960%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2013	$169,774.08	Not Applicable	4.000%	$709.55	12/01/2013	Financial Hardship	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx. xx and lender MERS as nominee for xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “MERS as nominee for xx”.
xx active lien and judgment have been found on the updated title report.
xx county tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.
xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which began on xx/xx/XXXX. xx new modified principal balance is in the amount of $XX and the interest bearing amount is $XXX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.
xx per collection comments the subject property has been occupied by the owner and is in average condition.
xx per comment dated xx/xx/XXXX the COVID-19 FB plan has been extended for X months which start from xx/xx/XXXX and end on xx/xx/XXXX.
xx:xx:xx	xx agreement was made between borrower and lender on xx/xx/XXXX. xx new modified interest rate is X.XXX% and P&I is $XXX.XX which began on xx/xx/XXXX. xx new modified principal balance is in the amount of $XX and the interest bearing amount is $XXX,XXX.XX. xx new maturity date is xx/xx/XXXX. xx reason for modification is financial hardship.	xx: xx of xx: 190 xx: 192 |---| -2 |----| -1.04166% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2004   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 32.240%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2013   xx: xx/xx/2013   xx: 4 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx P&I   xx: $1154.47   xx: $1154.46   xx: $0.01   xx %: 0.00086%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:  xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 632   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2053   xx: xx/xx/2035   xx: 6848 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $7500.00 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89204576	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,796.54	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,392.69	5.775%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	09/01/2010	$222,670.85	Not Applicable	2.000%	$679.88	09/01/2010	Financial Hardship	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx. xx are X credit card judgments against the name of borrower in the amount of $X,XXX.XX in favor of xx NA which were recorded on xx/xx/XXXX and xx/xx/XXXX. xx is one xx against the name of borrower in the amount of $X,XXX.XX in favor of xx SOM which was recorded on xx/xx/XXXX. xx subject property is at lower lien position as there are X one HOA xx against the subject property in the amount of $X,XXX.XX in favor of xx which were recorded on xx/xx/XXXX and xx/xx/XXXX. xx subject property is located in xx which is super lien state. xx is risk that property can be getting foreclosed due to above unpaid liens. xx can be cured if above unpaid liens paid in full with unpaid interest and late charges. xx annual xx for XXXX have been paid in the amount of $X,XXX.XX. xx prior year delinquent taxes have been found.	xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX. xx latest modification agreement was made on xx/xx/XXXX with step amortization. xx new principal balance is $XX. xx rate was started from X.XX% with P&I $XXX.XX. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XX% and P&I $XXX.XX. xx per comment dated xx/xx/XXXX borrower has been impacted by the xx-XX pandemic and requested X months FB plan which was approved and begun from xx/xx/XXXX. xx per comment dated xx/xx/XXXX the FB plan extended till xx/xx/XXXX. xx more details are available. xx per PACER report borrower has not filed bankruptcy since loan origination. xx evidences have been found regarding the current/prior foreclosure proceedings. xx subject property is owner occupied and no visible damages were reported.
xx:xx:xx	xx latest modification agreement was made on xx/xx/XXXX with step amortization. xx new principal balance is $XX. xx rate was started from X.XX% with P&I $XXX.XX. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XX% and P&I $XXX.XX.	Origination Appraisal	xx: xx of xx: 184 xx: 187 |---| -3 |----| -1.xx% xx: updated as per review of available doc. xx: xx:
xx: xx #1 xx: M   xx:    xx:    xx %:    xx: updated as per review of available doc.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: updated as per review of available doc.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: updated as per review of available doc.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: updated as per review of available doc.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
																																																																																				xx: xx: xx/xx/2050 xx: xx/xx/2035 xx: 5329 (xx) xx %: xx: updated as per review of available doc. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal Report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89387798	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,786.85	6.875%	360	xx	xx	Conventional	ARM	Cash Out	59.130%	59.130%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	11/01/2017	$323,108.43	$30,308.43	4.000%	$1,223.72	12/01/2017	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with MERS as nominee for xx.
xx chain of assignment has been completed. xx current assignment is with “xx xx”, which was recorded on xx/xx/XXXX.
xx is no active lien/judgment against the borrower/subject property.
xx taxes have been paid in the amount of $X,XXX.XX.
xx delinquent taxes have been found for the prior years.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X months and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes PI $X,XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx current status of the loan is in collection.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X months and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes PI $X,XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx per collection comments review, borrower’s intention is to keep the property. xx subject property is in average condition. xx damage has been noted.
xx to comment dated xx/xx/XXXX, borrower’s income has been impacted by COVID-19. xx stated reason for default as reduction of income due to covid XX. xx term forbearance plan for X months has been approved that begin on xx/xx/XXXX. xx per latest comment dated xx/xx/XXXX, borrower stated the reason for default is job loss.
xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx” and lender “xx LLC”. xx borrower promises to make a monthly payment of $X,XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XXX,XXX.XX. xx UPB, the deferred balance amount is $XX,XXX.XX and the interest bearing amount is $XXX,XXX.XX.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx” and lender “xx LLC”. xx borrower promises to make a monthly payment of $X,XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XXX,XXX.XX. xx UPB, the deferred balance amount is $XX,XXX.XX and the interest bearing amount is $XXX,XXX.XX.	xx: xx of xx: 180 xx: 184 |---| -4 |----| -2.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 40.510%   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 532   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 45 xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2057   xx: xx/xx/2035   xx: 8067 (xx)   xx %:    xx: NA   xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: NA xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91078378	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$606.47	12/30/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$583.16	7.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.370%	$277.63	09/01/2019	Unavailable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, SSB in the amount of $XX,XXX.XX, which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx xx which was recorded on xx/xx/XXXX.
xx	xx:xx to the review of the servicing comments, the borrower is current with the loan. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is in the amount of $XX
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:xx:xx to the PACER report, the borrower “xx” had filed for bankruptcy under xx-XX with case#xx on xx/xx/XXXX. xx bankruptcy case was dismissed on xx/xx/XXXX and the case was fully terminated on xx/xx/XXXX.	xx is a conventional fixed-rate mortgage with a P&I of $XXX.XX with a rate of interest of X.XX% and a maturity date of xx/xx/XXXX. xx P&I as per payment history is the $XXX.XX rate of interest is X.XXX%; however, there is a reduction in P&I and rate of interest with respect to xx data which seems that there would be a possible modification. xx per tape data, the loan was modified on xx/xx/XXXX with the new maturity date of xx/xx/XXXX.	xx: xx of xx: 184 xx: 186 |---| -2 |----| -1.07526% xx: NA. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx: NA.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx DTI xx: xx: 50.090%   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA.   xx: xx:
xx: xx of xx: xx: xx/xx/2019   xx:    xx %:    xx: NA.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2005   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA.   xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/1935 xx: xx (xx) xx %: xx: NA. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58688427	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$616.27	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$604.62	8.000%	360	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2016	$75,265.83	Not Applicable	8.000%	$523.33	02/01/2016	Financial Hardship	xx per the xx title report dated on xx/xx/XXXX there are no delinquent taxes and there are no active liens and judgments against the borrower. xx of assignment is also complete. xx subject mortgage in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX is on first lien position.	xx per the payment history as of date xx/xx/XXXX the borrower has been delinquent for one month and last payment was received on xx/xx/XXXX for the due date of xx/xx/XXXX in the amount of $XXX.XX. xx to payment history next due date is xx/xx/XXXX. xx borrower’s current P&I is in the amount of $XX balance reflecting in payment history is in the amount of $XX	xx:xx per the payment history borrower has been delinquent for one month and according to the collection comment dated on xx/xx/XXXX the reason for default was reduction in income. comment dated on xx/xx/XXXX shows the forbearance plan was started on xx/xx/XXXX. xx are no property damages.
xx:xx:xx	xx loan was modified between borrower xx D. xx and xx and the lender xx LLC on xx/xx/XXXX. xx per this modification agreement the new principal balance is $XXand borrower promise to pay principal and interest in the amount of $XXX.XX with rate of X.XXX %. xx to this agreement new maturity date will be xx/xx/XXXX.	xx: xx of xx: 179 xx: 182 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2005   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 42.040%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2016   xx: xx/xx/2016   xx: -4 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 522   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2056 xx: xx/xx/2035 xx: 7367 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62801985	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,476.60	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$358.21	7.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx , xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.
xx is a junior mortgage open against the subject property in favor of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx is a civil judgment open against the borrower in the favor of xx xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX	xx:xx is in collections.
xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX

xx doc locator: xx
xx:xx:xx	xx	xx: xx of xx: 176 xx: 179 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 49.560%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 642   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81359936	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$465.79	8.250%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx per the updated title report as of xx/xx/XXXX, the property ownership is on the name of xx S. xx-xx the subject mortgage was recorded on xx/xx/XXXX with the xx as nominee for xx.
xx chain of assignment is complete as the current assignee is xx xx.
xx county for the year is not provided.
xx	xx:xx loan is performing. the last payment was amde for the due date of xx/xx/XXXX, the next due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX. xx:xx:xx	xx	xx: xx of xx: 177 xx: 179 |---| -2 |----| -1.xx% xx: N/A xx: xx:
xx: xx: xx: xx/xx/2010   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx: xx: xx/xx/2017   xx:    xx %:    xx: N/A   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
																																																																																				xx: xx: xx: xx/xx/2036 xx: xx %: xx: N/A xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32330801	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$653.51	7.125%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/30/2010	$94,751.76	Not Applicable	2.000%	$324.17	05/01/2010	Financial Hardship	xx:
xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with MERS as nominee for xx, xx.
xx chain of assignment has been completed. xx current assignment is with “xx xx”, which was recorded on xx/xx/XXXX.
xx is no active lien/judgment against the borrower/subject property.
xx taxes have been paid in the amount of $XXXX.XX.
xx delinquent taxes have been found for the prior years.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes PI $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX	xx:xx current status of the loan is performing.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes PI $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX
xx per collection comments review, borrower’s intention is to keep the property. xx subject property is in average condition. xx to comment dated xx/xx/XXXX, borrower stated account got behind due to home repairs. xx detailed information is available in the latest XX months servicing comment that confirm the nature of damage, estimate of the repair cost and current status of the repairs.
xx to comment dated xx/xx/XXXX, borrower’s income has been impacted by COVID-19. xx stated that reason for default is unemployment.
xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx II” and lender “xx”. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, which will get change in X steps till the maturity date of xx/xx/XXXX. xx stated in the modification is $XX,XXX.XX.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx II” and lender “xx”. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, which will get change in X steps till the maturity date of xx/xx/XXXX. xx stated in the modification is $XX,XXX.XX.	xx: xx of xx: 177 xx: 179 |---| -2 |----| -1.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 49.840%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx: NA   xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 646   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2043   xx: xx/xx/2036   xx: 2740 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: NA xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93061174	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,902.19	12/12/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,247.37	6.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2015	$338,469.83	Not Applicable	4.000%	$1,414.60	08/01/2015	Financial Hardship	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in favor of xx a division of xx of xx and it was recorded on xx/xx/XXXX.
xx chain of assignment has been completed.
xx is a junior mortgage open against the subject property in favor of xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx is a credit card judgments open against the borrower in the favor of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx and second county taxes of the year XXXX are due on xx/xx/XXXX & xx/xx/XXXX in the total amount of $X,XXX.XX.
xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in collections.
xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX.

xx per comment (xx) dated xx/xx/XXXX, the borrower income has been impacted by xx-XX. xx X months forbearance plan was approved beginning from xx/xx/XXXX. xx per comment dated xx/xx/XXXX, the plan was extended from XX/XX/XX to XX/XX/XX. xx further details have been found.

xx doc locator:xx
xx:xx:xx	xx was modified on xx/xx/XXXX with UPB $XXX,XXX.XX.	xx: xx of xx: 175 xx: 178 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2015   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 57.820%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 652   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2036 xx: 7030 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11915809	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$612.00	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$311.94	6.375%	360	xx	xx	Conventional	Fixed	Purchase	90.909%	90.909%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2014	$46,477.42	Not Applicable	6.375%	$267.98	08/01/2014	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx of xx, N.A. in amount $XX,XXX.XX which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage is with xx d/b/a xx which was recorded on xx/xx/XXXX. xx active judgments and liens have been found. XXXX annual county taxes have been paid in amount $XXX.XX. xx prior year delinquent taxes have been found.	xx payment history as of xx/xx/XXXX shows that the borrower is performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the P&I amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX xx per tape data current xx is X.XXX%.	xx:xx: xx loan is in performing. xx payment history as of xx/xx/XXXX shows that the borrower is performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the P&I amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX xx per tape data current xx is X.XXX%. xx loan modification agreement was made between xx (borrower) and xx LLC on xx/xx/XXXX with the new modified unpaid principal balance is $XX xx interest bearing amount was $XX,XXX.XX with interest rate X.XXX % and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX. xx comment dated xx/xx/XXXX reflects that the reason for default was borrower is out of work due to covid XX. xx post origination foreclosure and bankruptcy activity have been found. xx per the latest comments, the subject property has been occupied by the owner and is in good condition. xx damages or repairs have been found.
xx: xx.
xx: xx.
xx:xx:xx	xx loan modification agreement was made between xx (borrower) and xx LLC on xx/xx/XXXX with the new modified unpaid principal balance is $XX xx interest bearing amount was $XX,XXX.XX with interest rate X.XXX % and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	xx: xx of xx: 175 xx: 177 |---| -2 |----| -1.xx% xx: N/A xx: xx:
xx: xx (xx script version)   xx: xx/xx/2006   xx: xx/xx/2006   xx: 19 (xx)   xx %:    xx: N/A   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 23.600%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx: N/A   xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: N/A   xx: xx:
																																																																																				xx: xx: xx/xx/2054 xx: xx/xx/2036 xx: 6635 (xx) xx %: xx: stated maturity xx is xx/xx/2054. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36297925	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$898.46	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$252.82	7.000%	360	xx	xx	Conventional	Fixed	Not Applicable	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2010	$39,073.49	Not Applicable	4.875%	$208.21	05/01/2010	Financial Hardship	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with lender “xx of xx, NA.”
X) xx is an active junior mortgage available in the updated title report in the amount of $XX,XXX.XX in favor of MERS as nominee for “xx of xx, NA” and it was recorded on or XX/xx.
Xst installment of county taxes for the year XXXX have been paid in full in the amount of $XXX.XX on xx/xx/XXXX & Xnd installment is due in the amount of $XXX.XX on xx/xx/XXXX.
xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XX xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.	xx:xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XX xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.
xx information have been found regarding the current employment, job type and length of employment. xx evidences have been found regarding the foreclosure and bankruptcy process. xx visible damages have been found regarding the subject property.
xx:xx:xx	xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XXto a step modification and the rate started from X.XX% and borrower had given promise to pay P&I in the total amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX%.	xx: xx of xx: 173 xx: 175 |---| -2 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 46.420%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx is xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 659   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9662716	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,913.53	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$624.54	7.125%	360	xx	xx	Conventional	Fixed	Purchase	79.983%	79.983%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/07/2010	$94,770.89	$0.00	3.250%	$449.42	08/01/2010	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX with xx a division of xx of xx with xx# xx.

xx chain of assignment has been completed; currently the assignment is with xx xx
D/B/A  xx.

xx active judgments or liens have been found against the borrower.
Xst and Xnd installment of county taxes of XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the combined amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for XX month. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx per the comment history, the loan is in bankruptcy.
xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for XX month. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX
xx per the comments dated xx/xx/XXXX, the borrower filed bankruptcy on xx/xx/XXXX under chapter XX with case#xx.
xx per the comments dated xx/xx/XXXX, the reason for default is excessive obligation.
 xx evidence has been found regarding damage or repairs in the latest servicing comments.

xx:xx:xx to the PACER, the borrower had filed bankruptcy under xx-XX with the xx# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX. xx the amended POC was filed on xx/xx/XXXX, with the claim amount of $XX,XXX.XX and the arrearage amount is $X,XXX.XX. xx XX plan was confirmed on xx/xx/XXXX. xx debtor shall pay to the trustee the sum of $XXX.XX per week for XX months under xx XX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XX,XXX.XX and the value of the collateral is $XXX,XXX.XX. xx, the unsecured portion is $X.XX.	xx loan modification agreement was made between borrower and servicer on xx/xx/XXXX with the new modified unpaid principal balance $XX,XXX.XX. xx interest bearing amount was $XX,XXX.XX with step rate starting interest rate was X.XXX% and the modified P&I was $XXX.XX beginning on xx/xx/XXXX. xx step rate was in X steps ending at rate X.XXX% and P&I will be $XXX.XX applicable from xx/xx/XXXX to maturity date xx/xx/XXXX.	xx: xx of xx: 172 xx: 175 |---| -3 |----| -1.xx% xx: xx per xx and the latest payment history, the age of loan is 172. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 45.110%   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: LTV is lower than 80%. xx, the require MI is not applicable.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx per the xx, the xx calculation type is 360/360.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per modification agreement, the loan amortization type is xx. xx, the tape data reflects fixed type.   xx: xx:
xx: xx 5 xx: xx: 0.000%   xx:    xx %:    xx: xx are only 3 step in the modification.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx is conventional fixed rated loan.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per payment history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per payment history string reversed is xx.   xx: xx:
xx: xx: xx: 741   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2036 xx: xx/xx/2036 xx: 31 (xx) xx %: xx: xx per modification, stated maturity date is xx/xx/2036. xx, the tape data reflects on xx/xx/1936. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16306967	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,368.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$709.49	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	11/04/2014	$109,853.91	Not Applicable	4.500%	$493.86	12/01/2014	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx xx D/B/A xx which was recorded on xx/xx/XXXX.
xx is a credit card judgment in the favor of xx xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx are X state tax liens in the favor of xx of xx in the total amount of $X,XXX.X which was recorded on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX.
Xst installment of county jurisdiction tax of XXXX/XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
Xnd installment of county jurisdiction tax of XXXX/XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower has been delinquent with the loan for X months and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for X months and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for default is the borrower has been impacted by COVID-19.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx loan modification agreement was made between (borrower) xx and (xx) xx LLC, on xx/xx/XXXX.
xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx loan modification agreement was made between (borrower) xx and (xx) xx LLC, on xx/xx/XXXX.
xx borrower promises to pay the new UPB in the amount of $XXX,XXX.XX with an annual fixed modified interest rate of X.XXX% and new P&I is in the amount of $XXt began from xx/xx/XXXX. xx maturity is xx/xx/XXXX. xx is no provision for the balloon payment.	xx: xx of xx: 169 xx: 172 |---| -3 |----| -1.xx% xx: 169. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 47.410%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx: N/A   xx: xx:
xx: MI xx: xx: 20.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 637   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2054   xx: xx/xx/2036   xx: 6605 (xx)   xx %:    xx: xx/xx/2054.   xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: N/A xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52924130	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$959.70	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$459.19	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the xx title report dated on xx/xx/XXXX there are no delinquent taxes and there are two judgments against the borrower xx E. xx in the amount of $X,XXX.XX and $X,XXX.XX. xx of assignment is also complete. xx subject mortgage in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX is on first lien position.	xx per the payment history as of date xx/xx/XXXX the borrower is not delinquent and last payment was received on xx/xx/XXXX for the due date of xx/xx/XXXX in the amount of $XXX.XX. xx to payment history next due date is xx/xx/XXXX. xx borrower’s current P&I is in the amount of $XX balance reflecting in payment history is in the amount of $XX	xx:xx per the payment history as of date xx/xx/XXXX the borrower is not delinquent. xx to the collection comment dated on xx/xx/XXXX the borrower is impacted by the COVID-19. xx is not working due to COVID-19. xx are no property damages. xx dated on xx/xx/XXXX shows forbearance plan is ready but further details are not mentioned in the collection comments.
xx:xx:xx	xx	xx: xx of xx: 170 xx: 172 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 42.330%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 674   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87271450	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,023.86	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$493.18	7.180%	360	xx	xx	Conventional	Fixed	Refinance	88.780%	88.780%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender xx a division of xx in the amount of $XX,XXX.XX, which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx xx which was recorded on xx/xx/XXXX.
 xx are multiple state tax liens open against the borrower xx J. xx in the favor of xx of xx of xx for the total amount of $XX,XXX.XX which were recorded on different dates.
xx	xx:xx to the review of the servicing comments, the loan is in bankruptcy. xx per the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X month and the next due for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is in the amount of $XX
xx to determine the reason for the default from the available servicing comments.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:xx:xx to the PACER report, the borrower “xx” had filed for bankruptcy under xx-XX with case#xx on xx/xx/XXXX, and the plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the POC amount of $XX,XXX.XX and the amount of arrearage is $X,XXX.XX. xx per the order confirming the chapter XX plan the debtor was supposed to pay the trustee in the amount of $X,XXX.XX for the period of XX. xx comment has been found indicating a cram-down. xx last filing date of bankruptcy was xx/xx/XXXX.	xx	xx: xx of xx: 167 xx: 170 |---| -3 |----| -1.xx% xx: NA. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: NA.   xx: xx:
xx: xx DTI xx: xx: 15.410%   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx/xx/2006   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA.   xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: NA.   xx: xx:
																																																																																				xx: xx: xx: 652 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73894978	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,420.70	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$465.51	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	79.022%	79.022%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	08/01/2015	$73,199.30	Not Applicable	4.125%	$311.64	09/01/2015	Financial Hardship	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with lender “xx.”
xx per updated title report, there is a active junior credit card judgment available against the borrower I the amount of $X,XXX.XX in the favor of “xx xx” & recorded on xx/xx/XXXX.
Xst installment of combined taxes for the year XXXX have been paid in full in the amount of $X,XXX.XX on xx/xx/XXXX & Xnd installment is due in the amount of $XXX.XX on xx/xx/XXXX.
xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XX xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.	xx:xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XX xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.
xx debtor (xx W. xx) had filed xx under chapter-X on xx/xx/XXXX with the xx# xx.
 xx-D in xx petition shows that the unsecured amount $X,XXX.XX out of secured claim in the amount of $XX,XXX.XX and the value of collateral is $X,XXX.XX. xx debtor had discharged from the bankruptcy on xx/xx/XXXX & terminated on xx/xx/XXXX.

xx information have been found regarding the current employment, job type and length of employment. xx evidences have been found regarding the foreclosure process. xx visible damages have been found regarding the subject property.

xx:xx:xx debtor (xx W. xx) had filed xx under chapter-X on xx/xx/XXXX with the xx# xx.
xx-D in xx petition shows that the unsecured amount $X,XXX.XX out of secured claim in the amount of $XX,XXX.XX and the value of collateral is $X,XXX.XX. xx debtor had discharged from the bankruptcy on xx/xx/XXXX & terminated on xx/xx/XXXX.
xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX.xx borrower promises to pay the new P&I in the amount of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the maturity date of xx/xx/XXXX.	xx: xx of xx: 166 xx: 169 |---| -3 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx is xx: xx:
xx: xx DTI xx: xx: 55.680%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx is xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: 672   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2037 xx: 6786 (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7952446	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$192.17	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,142.05	7.305%	360	xx	xx	Conventional	Fixed	Not Applicable	99.107%	99.107%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2010	$164,002.31	Not Applicable	4.555%	$887.57	08/01/2010	Financial Hardship	xx of updated title report dated X/XX/XXXXshows the subject mortgage was originated on xx/xx/XXXX with xx a division of xx and was recorded on xx/xx/XXXX with xx# xx#/xx# xx in the amount of $XXX,XXX.XX.

xx of the assignment is complete.

xx active judgments or liens found against the borrower/xx property.

xx Xst county taxes of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx Xst county taxes of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx Xnd county taxes of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.

xx prior delinquency taxes are found.
xx to the review of payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected in the amount of $XX.	xx:xx current status of the loan is performing.
xx to the review of payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected in the amount of $XX.
xx reason for default is loss of income
xx per collection comment dated xx/xx/XXXX, the subject property is owner-occupied.

xx:xx:xx	xx modification agreement made between borrower xx C. xx and xx LLC (“xx”) xx/xx/XXXX. xx per the modified term the new principal balance $XXX,XXX.XX. xx promise to pay $XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	xx: xx of xx: 167 xx: 170 |---| -3 |----| -1.xx% xx: xx of loan is 167. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2006   xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 58.360%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx histroy string is 000000000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx: xx histroy string is 000000000000000000000000000000.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 575   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: N/A   xx: xx:
																																																																																				xx: xx: xx/xx/2037 xx: xx/xx/2036 xx: 62 (xx) xx %: xx: xx date is xx/xx/2037. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11857489	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$622.90	10/11/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$276.83	6.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	01/01/2017	$39,274.99	Not Applicable	3.500%	$152.15	02/01/2017	Financial Hardship	xx of updated title report dated X/XX/XXXXshows the subject mortgage was originated on xx/xx/XXXX with xx, xx. and was recorded on xx/xx/XXXX with xx in the amount of $XX,XXX.XX. xx of the assignment is complete. xx active judgments or liens found against the borrower/xx property. xx Xst city taxes of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX. xx Xnd city taxes of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX. xx prior delinquency taxes are found.	xx to the review of payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected in the amount of $XX	xx:xx current status of the loan is performing. xx to the review of payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected in the amount of $XX xx reason for default is xx-XX. xx per collection comment dated xx/xx/XXXX, the subject property is owner-occupied.
xx:xx:xx per PACER report, the borrower xx A. xx and xx L. xx filed bankruptcy chapter-X with case #xx on xx/xx/XXXX. xx bankruptcy case was discharged on xx/xx/XXXX and fully terminated on xx/xx/XXXX.	xx modification agreement made between borrower xx and xx LLC (“xx”) xx/xx/XXXX. xx per the modified term the new principal balance $XX,XXX.XX. xx promise to pay $X,XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Final Title Policy	xx: xx of xx: 162 xx: 165 |---| -3 |----| -1.xx% xx: xx of loan is 162. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx is YES.   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: N/A.   xx: xx:
xx: xx DTI xx: xx: 24.900%   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx: N/A.   xx: xx:
xx: MI xx: xx: 20.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx string is 0000000000000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx'   xx:    xx %:    xx: xx string is 0000000000000000000000000000000000.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: 618   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2037 xx: 7185 (xx) xx %: xx: xx date is xx/xx/2057. xx: xx:	3: Curable		* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "The final title policy is missing in the loan file. However, values are considered from the commitment."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60018853	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$890.48	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$575.64	6.625%	360	xx	xx	Conventional	Fixed	Purchase	98.999%	98.999%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	53.208%	First	Final policy	Not Applicable	Not Applicable	08/01/2016	$81,083.37	Not Applicable	6.625%	$481.98	09/01/2016	Financial Hardship	xx per the updated title report dated xx/xx/XXXX.xx are no active jugmant against the borrwer .xx chain of assignment is completed.xx annual atx for yaer XXXX hass been paid in full in the amount of $XXX.XX.	xx per the payment history dated xx/xx/XXXX.xx next due date is xx/xx/XXXX.xx last payment was received on xx/xx/XXXX.xx UPB is $XX,XXX.XX.	xx:xx per the collecction comment date dXX/XX/XXXX. xx damge ound no litigation found no foreberance found.xx borrwer income is not affected by COVID-19
xx:xx:xx was filed on xx/xx/XXXX.xx was terminated on xx/xx/XXXX.xx bk was filed under chapter X.	xx per the modification agreement dated xx/xx/XXXX.xx new interest rate is X.XXX%.xx new p&i is XXX.XX.xx maturity date is xx/xx/XXXX	Origination Appraisal	xx: xx of xx: 163 xx: 165 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: 53.208%   xx: 54.750%   xx: -1.542%   xx %: -1.xx%   xx:    xx: xx:
xx: xx: xx: $2032.92   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $-900.00   xx %: -1.00111%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 609   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2056   xx: xx/xx/2037   xx: 7032 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	3: Curable		* Missing Appraisal (Lvl 3) "Appraisal report is missing."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86580939	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,662.59	11/27/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,508.51	7.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	No	xx	Unavailable	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/06/2014	$215,960.60	Not Applicable	4.625%	$988.30	11/01/2014	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with xx
D/B/A xx which was recorded on xx/xx/XXXX.
xx are X IRS liens in the favor of xx of the xx - xx in the amount of $XXXX.XX which was recorded on xx/xx/XXXX and the other in the amount of $xx which was recorded on xx/xx/XXXX.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loans is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx per the review of the PACER report, the borrower xx had filed bankruptcy under chapter XX with the case#xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX.
xx RFD is unable to be determined. xx repairs and damages have been found. xx comments have been fund stating the borrower’s income was impacted by xx.

xx:xx:xx per the review of the PACER report, the borrower xx had filed bankruptcy under chapter XX with the case#xx on xx/xx/XXXX. xx per the voluntary petition, the amount of claim is $xx and the value of collateral is $XXX,XXX. xx, the unsecured portion is $XXXX. xx POC was filed on xx/xx/XXXX with its secured amount as $xx and the arrearage amount is $xx. xx per the chapter XX plan filed, the debtor shall pay the trustee the amount of $XXX for XX months.
xx plan was confirmed on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX.
xx modification agreement was signed between the borrower xx and the lender xx tree xx LLC on xx/xx/XXXX. xx UPB is $XXX,XXX.XX. xx borrower promises to pay P&I in the amount of $XXX.XX with an interest rate of X.XXXX%, beginning from xx/xx/XXXX. xx maturity is xx/xx/XXXX.	Affiliated Business Disclosure Mortgage Insurance	xx: xx of xx: 162 xx: 164 |---| -2 |----| -1.xx% xx: xx of loan is 162 xx: xx:
xx: xx (xx script version)   xx: xx/xx/2007   xx: xx/xx/2007   xx: 12 (xx)   xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: xx borrower's middle name is not applicable.   xx: xx:
xx: xx DTI xx: xx: 47.649%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx per the mod, there is no deferred balance.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx per the note, there is no xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per the xx history, the string is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per the xx history, the string reversed is xx: xx:
xx: xx: xx: 580   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2054 xx: xx/xx/2037 xx: 6331 (xx) xx %: xx: xx per the xx, the maturity is xx/xx/2054. xx: xx:	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "The loan type is conventional. As per the application, the MI fees is $312.08. Tape reflects MI certificate is required. However, the MI certificate is missing from the loan file."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11224133	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,308.37	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,097.07	7.500%	360	xx	xx	Conventional	Fixed	Refinance	65.375%	65.375%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2009	$157,859.53	Not Applicable	2.000%	$493.79	01/01/2010	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with xx, xx.
xx chain of assignment is complete.
xx are no active judgments and liens.
xx county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX
xx delinquent taxes have been found for the prior years.
xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower has been delinquent for X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.	xx:xx loan is in collection. xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower has been delinquent for X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.
RFD has not been found in the comments. xx further information has been found.

xx:xx:xx to the PACER report, the debtor had filed the bankruptcy under the chapter-X case# xx on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and case was terminated on xx/xx/XXXX.	xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX to a step modification and the rate started from X.XX% and borrower had given promise to pay P&I in the total amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX%.	xx: xx of xx: 163 xx: 166 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 58.320%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 365/365   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 537   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2048 xx: xx/xx/2037 xx: 3927 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36903480	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,458.21	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,157.39	6.875%	480	xx	xx	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	635	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2015	$187,165.23	Not Applicable	4.250%	$811.59	01/01/2016	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in MERS as nominee for xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx xx.

xx active judgments or liens have been found.

xx annual xx taxes for XXXX have been due in the amount of $X,XXX.XX.
xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) was made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.	xx:xx loan is currently in collections.
xx of updated payment history as of xx/xx/XXXX, the loan is currently delinquent for X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) was made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.
xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	xx: xx of xx: 161 xx: 164 |---| -3 |----| -1.xx% xx: xx of loan is "161". xx: xx:
xx: xx (xx script version)   xx: xx/xx/2007   xx: xx/xx/2007   xx: 21 (xx)   xx %:    xx: xx date (xx script version) is "xx/xx/2007".   xx: xx:
xx: xx #1 xx: K   xx:    xx:    xx %:    xx: xx #1 middle name is .   xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx: xx #2 xx name is "xx".   xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx: xx #2 last name is "xx".   xx: xx:
xx: xx DTI xx: xx: 64.020%   xx:    xx %:    xx: xx DTI ratio percent is "xx".   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balance amount is "xx".   xx: xx:
xx: xx of xx: xx/xx/2015   xx: xx/xx/2015   xx: 1 (xx)   xx %:    xx: xx date of last modification is "xx/xx/2015".   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx lender G/L require MI? is "xx".   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is "360/360".   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx paid through date is "xx".   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx: MI xx is "xx".   xx: xx:
xx: MI xx: xx: 20.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. amort potential? is "xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string reversed is "xx".   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is "xx".   xx: xx:
xx: xx:   xx:    xx %:    xx: xx address street is " xx"   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per application is "xx".   xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2047 xx: 3105 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35334628	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,252.49	7.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/12/2017	$171,888.84	$37,500.00	3.500%	$520.61	08/01/2017	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with MERS as nominee for xx, xx.
xx chain of assignment has been completed. xx current assignment is with “xx xx, A xx”, which was recorded on xx/xx/XXXX.
xx are X state tax liens against the borrower in the total amount of $XXXX.XX which was recorded on different dates and filed by xx of xx.
xx taxes have been paid in the amount of $XXXX.XX.
xx delinquent taxes have been found for the prior years.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes PI $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx current status of the loan is performing.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes PI $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx per collection comments review, borrower’s intention is to keep the property. xx subject property is in average condition. xx damage has been noted.
xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx” and lender “xx LLC”. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XXX,XXX.XX. xx UPB, the deferred balance amount is $XX,XXX.XX and the interest bearing amount is $XXX,XXX.XX.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx” and lender “xx LLC”. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XXX,XXX.XX. xx UPB, the deferred balance amount is $XX,XXX.XX and the interest bearing amount is $XXX,XXX.XX.	xx: xx of xx: 160 xx: 162 |---| -2 |----| -1.xx% xx: NA xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: NA   xx: xx:
xx: xx #1 xx: K   xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx DTI xx: xx: 62.860%   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx: NA   xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 655   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2037 xx: 7274 (xx) xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23266750	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,464.60	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,106.12	6.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of xx with loan amount $XXX,XXX.XX and which was recorded on xx/xx/XXXX with instrument#xx.
xx chain of mortgage assignment has been completed. xx, the mortgage assignment is with xx xx.
xx active liens and judgments have been found against the borrower and subject property.
xx	xx:xx per comment dated xx/xx/XXXX, the reason for default is reduction in income. xx, it is unable to confirm that the borrower was impacted by COVID-19 or not.
xx evidence has been found regarding foreclosure and bankruptcy.

xx:xx:xx	xx	xx: xx of xx: 159 xx: 162 |---| -3 |----| -1.xx% xx: xx of loan is xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: xx date is not applicable   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2016   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx lender G/L require MI is not applicable   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: interest paid though date is not applicable   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx: MI xx is not applicable   xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx amort potential is not applicable.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per application is not applicable   xx: xx:
																																																																																				xx: xx: xx: xx/xx/2037 xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15208868	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,192.69	12/14/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,537.83	8.500%	360	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	03/01/2017	$279,803.84	$79,000.00	2.000%	$608.09	03/01/2017	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx. which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on first lien position. xx active judgments or liens found on the subject property.	xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X months and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX.	xx:xx the loan is in collection.
xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X months and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX.
xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX to the step modification and the rate was starting from X.XX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX%.
xx comments have been found regarding foreclosure.
xx bankruptcy has been filed.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx	xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX to the step modification and the rate was starting from X.XX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX%.	xx: xx of xx: 159 xx: 162 |---| -3 |----| -1.xx% xx: xx not use for review. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx DTI xx: xx: 57.990%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: $xx: $0.00   xx: $xx %:    xx: xx not use for review.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx 5 xx: xx: 0.000%   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx not use for review.   xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: xx not use for review.   xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/1937 xx: xx (xx) xx %: xx: xx not use for review. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71477372	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$947.03	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$731.90	7.300%	480	xx	xx	Conventional	ARM	Cash Out	65.000%	65.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2010	$116,061.26	Not Applicable	4.175%	$509.89	02/01/2010	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with MERS as nominee for xx “lender” and was recorded on xx/xx/XXXX.xx chain of assignment is xxomplete. xx county property taxes for the year XXXX were paid on xx/xx/XXXX in the amount of $XXX.XX and on xx/xx/XXXX in the amount of $XXX.XX.xx prior years delinquent taxes found. xx following liens and judgments are active on the title:
X)xx in the amount of $XXXX.XX having plaintiff as RF & P xx and recorded on xx/xx/XXXX.
X)xx in the amount of $XXX.XX having plaintiff as xx FCU and recorded on xx/xx/XXXX.
X)xx in the amount of $XXX.XX having plaintiff as xx and recorded on xx/xx/XXXX.
X)xx in the amount of $XXXX.XX having plaintiff as xx FCU and recorded on xx/xx/XXXX.
xx is a junior mortgage in the updated title in the amount of $xx which was recorded on xx/xx/XXXX.	xx of the payment history provided for the period xx/xx/XXXX till xx/xx/XXXX shows borrower is performing. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX.xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXand current interest rate as per pay history is X.XXX%.	xx:xx servicing comments from xx/xx/XXXX till xx/xx/XXXX shows that loan is performing. xx shows the willingness and ability of borrower to pay the payment is fair also its servicer rating did meet the expectation previously the borrower was offered modification plan by servicer.
xx of the payment history provided for the period xx/xx/XXXX till xx/xx/XXXX shows borrower is performing. xx last payment received was in the amount of $XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX.xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XXand current interest rate as per pay history is X.XXX%.
xx comment pertaining foreclosure found in the loan file.
xx B xx filed xx-XX bankruptcy xx#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx for relief from automatic stay was filed on XX/XX/XX.xx per case summary the current status of bankruptcy is standard discharged and file terminated.
xx comment pertaining damage to the subject property has been observed.

xx:xx:xx B xx filed xx-XX bankruptcy xx#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx for relief from automatic stay was filed on XX/XX/XX. xx per case summary, the current status of bankruptcy is standard discharged and file terminated.	xx modification agreement was made between xx B xx and lender xx on xx/xx/XXXX. xx new modified rate is X.XXX% and borrower promises to pay P&I in the amount of $XXX.XX beginning xx/xx/XXXX.xx new principal balance is $XX.xx maturity date is xx/xx/XXXX.xx will be changed in X steps.
Missing Required State Disclosures	xx: xx of xx: 159 xx: 161 |---| -2 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 36.970%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx P&I   xx: $731.90   xx: $731.80   xx: $0.10   xx %: 0.01366%   xx:    xx: xx:
xx: xx: 000000000000000000001111   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 553   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 45 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "Subject property is in the state of Virginia and required following disclosures however the disclosures are missing from the loan file.
VA Application Disclosure
Choice of Settlement Agent Disclosure
Disclosure of Charges for Appraisal or Valuation
Copy of Appraisal or Statement of Appraised Value
																																																																																								Affiliated Business Disclosure"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54188463	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,738.08	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$692.70	6.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/18/2018	$92,256.91	Not Applicable	6.750%	$556.64	03/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument# xx in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx, xx.

xx is one junior mortgage on the subject property in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX in favor of xx, xx.

xx active judgments or liens found.

xx prior years delinquent taxes have been found pending.	xx dated as of xx/xx/XXXX the delinquency has been done for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date xx/xx/XXXX. xx current P&I is $XXX.XX and rate of interest is X.XXX%. xx current unpaid principal balance is in the amount of $XX	xx:xx currently is in collections. xx payment history as of xx/xx/XXXX, reveals that the loan has been delinquent for X month and the UPB as of the data is in the amount of $XX
xx loan modification agreement was made between the borrower xx and current servicer and agent xx LLC. on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.
xx dated as of xx/xx/XXXX the delinquency has been done for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date xx/xx/XXXX. xx current P&I is $XXX.XX and rate of interest is X.XXX%. xx current unpaid principal balance is in the amount of $XX
xx to the PACER, the borrower had filed the bankruptcy under chapter-X with case #xx on xx/xx/XXXX. xx was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.

xx per collection comment the subject property is occupied by owner and the property is in good condition and well maintained. xx comment regarding damage and repairs located to the subject property.
xx:xx:xx to the PACER, the borrower had filed the bankruptcy under chapter-X with case #xx on xx/xx/XXXX. xx was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx loan modification agreement was made between the borrower xx and current servicer and agent xx LLC. on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	xx: xx of xx: 157 xx: 160 |---| -3 |----| -1.xx% xx: xx of loan is 157 xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: xx date (xx script version) is not applicable   xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx (xx-loan origination)? is yes   xx: xx:
xx: xx #1 xx:  xx:    xx:    xx %:    xx: xx #1 middle name is    xx: xx:
xx: xx DTI xx: xx: 59.830%   xx:    xx %:    xx: xx DTI ratio percent is not applicable   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx balance amount is not applicable   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx paid through date is not applicable   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. amort potential? is not applicable   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per application is not applicable   xx: xx:
xx: xx: xx: 622   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2058 xx: xx/xx/2037 xx: 7428 (xx) xx %: xx: xx maturity date is xx/xx/2058 xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86495214	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,722.63	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$638.55	8.125%	360	xx	xx	Conventional	Fixed	Purchase	44.103%	44.103%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX with xx and was recorded on xx/xx/XXXX with xx# xx#/xx# xx /XXXX in the amount of $XX,XXX.XX.

xx of the assignment is complete.

xx is one active judgment or lien found against the borrower/xx property which was recorded on xx/xx/XXXX in the favor of xx, N.A., a national xx.

xx Xst county taxes of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx Xnd county taxes of XXXX have been due in the amount of $XXX.XX on xx/xx/XXXX.

xx prior delinquency taxes are found.
xx to the review of payment history as of xx/xx/XXXX, the borrower is delinquent for X month. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected in the amount of $XX	xx:xx current status of the loan is collection.
xx to the review of payment history as of xx/xx/XXXX, the borrower is delinquent for X month. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected in the amount of $XX
xx reason for default is covid.
xx per collection comment dated xx/xx/XXXX, the subject property is owner-occupied.

xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 156 xx: 159 |---| -3 |----| -1.xx% xx: 156. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx: N/A.   xx: xx:
xx: xx DTI xx: xx: 46.400%   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx string is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx string is xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A.N/A.   xx: xx:
																																																																																				xx: xx: xx: 527 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81188037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,645.92	12/04/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,307.20	8.250%	360	xx	xx	Conventional	Fixed	Refinance	87.879%	87.879%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/04/2018	$153,954.64	Not Applicable	8.250%	$1,099.45	07/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx xx D/B/A xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx for the year XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for default is marital difficulties.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx loan modification agreement was made between (borrower) xx and xx and (xx) xx LLC, on xx/xx/XXXX.
xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx loan modification agreement was made between (borrower) xx and xx and (xx) xx LLC, on xx/xx/XXXX.
xx borrower promises to pay the new UPB in the amount of $XXX,XXX.XX with an annual fixed modified interest rate of X.XXX% and new P&I is in the amount of $XXhat began from xx/xx/XXXX. xx maturity is xx/xx/XXXX. xx is no provision for the balloon payment.	xx: xx of xx: 156 xx: 158 |---| -2 |----| -1.xx% xx: 156. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: N/A   xx: xx:
xx: xx DTI xx: xx: 31.940%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A   xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: 3 (xx)   xx %:    xx: xx/xx/2018.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx: N/A   xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 01000111223234211201200M   xx: xx:    xx %:    xx: 01000111223234211201200M.   xx: xx:
xx: xx: M00210211243232211100010   xx: xx'   xx:    xx %:    xx: M00210211243232211100010.   xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: 632   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/2037   xx: 7487 (xx)   xx %:    xx: xx/xx/2058.   xx: xx:
																																																																																				xx: xx: PUD xx: xx: xx %: xx: PUD. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88061681	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,303.02	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$444.61	9.750%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/13/2014	$50,101.31	Not Applicable	9.750%	$415.62	01/01/2014	Financial Hardship	xx title report dated xx/xx/XXXX shows that the mortgage was originated on xx/xx/XXXX with xx and xx (borrower) and (lender) xx, xx, in the amount of $XX,XXX. xx subject mortgage was recorded on xx/xx/XXXX with the instrument # xx.
xx chain of the assignment has been completed. xx current assignment is with xx.

xx is a municipal judgment in the amount of $XX,XXX.XX in favor of xx; xx; xx -xx; xx; xx; xx; xx, which was recorded on xx/xx/XXXX.
xx are five IRS liens active in the total amount of $XXX,XXX.XX in favor of xx of the xx - xx.
xx are multiple judgments in the total amount of $XX,XXX.XX in favor of different xx's.
xx annual installments of county taxes for the year of XXXX have been paid in the amount of $XXXX.XX. xx current ownership is vested in the name of xx and xx (borrower).
xx review of the payment history shows that, the borrower is currently delinquent from more than X months and the next due date is for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX, in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XX,XXX.XX. xx P&I is $XXX.XX and PITI is $XXX.XX, with the interest rate of X.XXX %.

xx:xx review of comment history shows that the loan is in collection. xx reason for default is unable to be determined.

xx property has been occupied by the owner himself. xx damage or repair to the property has been found.
xx last payment was received on xx/xx/XXXX, in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XX,XXX.XX. xx P&I is $XXX.XX and PITI is $XXX.XX, with the interest rate of X.XXX %.

xx:xx:xx	xx modification agreement was done on xx/xx/XXXX. xx reason for modification is financial hardship.
xx per the modified terms, the new unpaid principle balance is $XX,XXX.XX out of which, the borrower promises to pay the interest bearing amount of $XX,XXX.XX at the interest rate of X.XX% with the modified P&I of $XXX.XX.
xx first payment date was due on xx/xx/XXXX and the new maturity date is xx/xx/XXXX.
xx is no deferred balance has been stated.
Origination Appraisal	xx: xx of xx: 158 xx: 160 |---| -2 |----| -1.xx% xx: xx discrepancies. xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx DTI xx: xx: 28.510%   xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx of xx: xx/xx/2014   xx: xx/xx/2020   xx: -2516 (xx)   xx %:    xx: xx discrepancies.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 12.000%   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx pay history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx pay history string is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: 584   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2054 xx: xx/xx/2037 xx: 5936 (xx) xx %: xx: xx discrepancies. xx: xx:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55552000	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,805.82	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,272.50	7.875%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Full Documentation	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	43.270%	First	Short Form Policy	Not Applicable	Not Applicable	08/23/2017	$204,224.18	$36,945.18	3.250%	$623.18	10/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with MERS as nominee for xx “lender” and was recorded on xx/xx/XXXX.xx chain of assignment is xxomplete. xx county property taxes for the year XXX were paid on xx/xx/XXXX in the amount of $XXXX.XX. xx prior years delinquent taxes found. xx following liens and judgments are active on the title:
X) xx in the amount of $XXXX.XX having plaintiff as xx USA NA and recorded on xx/xx/XXXX.
X) IRS lien in the amount of $xx having plaintiff as xx of xx-xx and recorded on xx/xx/XXXX.
xx of the payment history provided for the period xx/xx/XXXX till xx/xx/XXXX shows borrower is performing. xx last payment received was in the amount of $X,XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX.xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX and current interest rate as per pay history is X.XXX%.
xx:xx servicing comments from xx/xx/XXXX till xx/xx/XXXX shows that loan is performing. xx shows the willingness and ability of borrower to pay the payment is fair also its servicer rating meets the expectation previously the borrower was offered modification plan by servicer.
xx of the payment history provided for the period xx/xx/XXXX till xx/xx/XXXX shows borrower is performing. xx last payment received was in the amount of $X,XXX.XX on xx/xx/XXXX for due date xx/xx/XXXX.xx next due date is xx/xx/XXXX. xx UPB reflects in the provided pay history is in the amount of $XX and current interest rate as per pay history is X.XXX%.
xx comment pertaining foreclosure found in the loan file.
xx and xx filed xx-XX bankruptcy xx#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX.xx petition filed on xx/xx/XXXX.  xx for relief from automatic stay was filed on xx/xx/XXXX. xx per case summary the current status of bankruptcy is standard discharged and case terminated.
xx comment pertaining repair or damage found in the loan file.

xx:xx:xx and xx filed xx-XX bankruptcy xx#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX.xx petition filed on xx/xx/XXXX. xx for relief from automatic stay was filed on xx/xx/XXXX. xx per case summary the current status of bankruptcy is standard discharged and case terminated.	xx modification agreement was made between xx and xx and lender xx LLC on xx/xx/XXXX.xx new modified rate is X.XXX% and borrower promises to pay P&I in the amount of $XXX.XX beginning xx/xx/XXXX.xx new principal balance is $XX.xx maturity date is xx/xx/XXXX.	Missing Required State Disclosures	xx: xx of xx: 154 xx: 157 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx: L   xx:    xx %:    xx:    xx: xx:
xx: xx #2 xx: xx: L   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2007   xx: xx/xx/2007   xx: 18 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: \
xx: xx of xx: xx in xx/xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2057 xx: xx/xx/2038 xx: 7183 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "Subject property is in state of Louisiana and required following disclosures however the disclosures are missing from the loan file.
Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
Anti-Tying Disclosure
																																																																																								Financial Institution Choice of Insurance Disclosure"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85537630	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,693.40	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,667.66	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	69.697%	69.697%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	516	47.030%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx J. xx and xx V. xx and lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “MERS as nominee for xx, xx”.
xx active lien and judgment have been found on the updated title report.
xx tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx of the latest XX months payment history shows that the borrower is delinquent for X month. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx subject loan is in collection. xx of the collection comments states that the borrower is delinquent for X month. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.
xx per collection comments the subject property has been occupied by the owner and is in average condition.

xx:xx:xx	xx	xx: xx of xx: 151 xx: 154 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2007   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: V   xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: 47.030%   xx: 45.840%   xx: 1.190%   xx %: 1.xx%   xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx:   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx - xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8161928	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$3,608.76	12/17/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,965.84	5.750%	240	xx	xx	Conventional	Fixed	Cash Out	70.886%	70.886%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	774	719	31.832%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx. for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx.

xx chain of assignment has been completed.
xx is an active senior mortgage against the property originated on xx/xx/XXXX in the favor of xx F.S.B. for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx.

xx is another active senior mortgage against the property originated on xx/xx/XXXX in the favor of xx F.S.B. for the amount of $XX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx.

xx active judgments or liens have been found.
xx property taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx of updated payment history as of xx/xx/XXXX, the borrower is delinquent for X month. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX.

xx:xx per comments the loan is in comments. xx of updated payment history as of xx/xx/XXXX, the borrower is delinquent for X month. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX.

xx:xx:xx	xx	xx: xx of xx: 148 xx: 151 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2008   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx: DIAZ   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: 31.832%   xx: 62.339%   xx: -30.507%   xx %: -30.xx%   xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: 719 xx: 721 xx: -2 xx %: -0.xx% xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44016788	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,195.04	12/28/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	5.125%	360	xx	xx	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee forxx, xx dba CMG xx in amount $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with xx xx which was recorded on xx/xx/XXXX.
xx active judgments and liens have been found.
XXXX annual county taxes have been paid in amount $XX,XXX.XX.
XXXX annual other taxes have been paid in amount $X,XXX.XX.
xx prior year delinquent taxes have been found.	xx payment history as of xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the P&I amount of $X,XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX. xx per tape data current xx is X.XXX%.	xx:xx: xx loan is in collections. xx payment history as of xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the P&I amount of $X,XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX. xx per tape data current xx is X.XXX%. xx post origination foreclosure and bankruptcy activity have been found. xx per the latest comments, the subject property has been occupied by the owner and is in good condition. xx damages or repairs have been found.
xx: xx.
xx: xx.

xx:
xx additional information found in recent collection comments.
xx:xx:xx	xx	Note Origination Appraisal	xx: xx of xx: 81 xx: 84 |---| -3 |----| -3.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2014   xx: xx/xx/2014   xx: 7 (xx)   xx %:    xx:    xx: xx
xx: xx #1 xx: xx: GOMEZ   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 33.740%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2014   xx:    xx %:    xx:    xx: xx:
xx: xx P&I   xx: xx: $1911.15   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note is missing from the loan file. Modification/ AOT/ COT/ Loss note affidavit also missing from the loan file."		* Missing Appraisal (Lvl 2) "Appraisal is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31511953	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,285.35	4.625%	360	xx	xx	Conventional	Fixed	Purchase	89.286%	89.286%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with MERS as nominee for xx, xx. dba CMG xx.
xx chain of assignment has been completed.
xx taxes have been paid.
xx	xx:xx current status of the loan is performing.
xx to a review of the payment history tape as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes PI $X,XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx per collection comments review, borrower’s intention is to keep the property. xx subject property is in average condition. xx damage has been noted.

xx:xx:xx	xx	Credit Report	xx: xx of xx: 75 xx: 77 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2014   xx:    xx %:    xx:    xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx #2 xx: xx: S   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 44.120%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 25.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 733   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable				* Missing credit report (Lvl 1) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64198645	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$341.62	12/03/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$293.75	5.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	5.000%	$259.13	07/01/2016	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX with MERS as nominee for xx, xx with xx# xx.

xx chain of assignment has been completed; currently the assignment is with originated lender MERS as nominee for xx, xx.

Xst and Xnd installment of xx taxes of XXXX are due on xx/xx/XXXX and xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for XX month. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx per the comment history, the loan is in collection.
xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for XX month. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.

xx:xx:xx	xx is missing from the loan file. xx is conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.XXX% and a maturity date of xx/xx/XXXX. xx current P&I as per payment history is the $XXX.XX and current rate of interest is X.XXX%. xx per tape data, the loan has been modified on xx/xx/XXXX. xx, there is a reduction in P&I and rate of interest with respect to xx data which seems that there would be a possible modification.	Credit Report	xx: xx of xx: 74 xx: 77 |---| -3 |----| -3.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2014   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 39.857%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2016   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 646   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2056 xx: xx/xx/2044 xx: 4291 (xx) xx %: xx: xx: xx:	1: Acceptable				* Missing credit report (Lvl 1) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61899758	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,995.37	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$575.84	4.625%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.625%	$479.77	Unavailable	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx, xx with xx/xx#XXXX/XXXX.

xx chain of assignment has been completed; currently the assignment is with xx, xx.
xx to the payment history seller tape data as of xx/xx/XXXX, the borrower is currently delinquent for XX month. xx last payment received date is unable to determine, which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx to the payment history seller tape data as of xx/xx/XXXX, the borrower is currently delinquent for XX month. xx last payment received date is unable to determine, which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.
xx comment history is missing from the loan file.

xx:xx:xx	xx is missing from the loan file. xx is conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.XXX% and a maturity date of xx/xx/XXXX. xx current P&I as per payment history is the $XXX.XX and current rate of interest is X.XXX%. xx per tape data, the loan has been modified on xx/xx/XXXX. xx, there is a reduction in P&I and rate of interest with respect to xx data which seems that there would be a possible modification.	Credit Report	xx: xx of xx: 66 xx: 69 |---| -3 |----| -4.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2015   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 26.872%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 621   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2060 xx: xx/xx/2045 xx: 5449 (xx) xx %: xx: xx: xx:	1: Acceptable				* Missing credit report (Lvl 1) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14501112	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$5,858.20	11/29/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,278.41	4.500%	300	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with xx xx which was recorded on xx/xx/XXXX.
xx are multiple water/sewer liens in the total amount of $xx  in the favor of  xx and xx,
xx and xx of the xx which were recorded different dates.
xx is a judgment in the favor of xx of xx which was recorded on xx/xx/XXXX
Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xnd installment taxes for the year of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx payment history is missing from the loan. xx payment history is missing from xx/xx/XXXX to xx/xx/XXXX.	xx:xx loan is currently is collections and the next payment is due for xx/xx/XXXX. xx last payment details have not been mentioned. xx records for foreclosure have been found. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx:xx:xx	xx is xx fixed rate mortgage with P&I of $X,XXX.XX with the rate of interest X.XXX% and a maturity date of xx/xx/XXXX. xx P&I as per payment history is $X,XXX.XX and rate of interest is X.XXX% ; however, there is a reduction in P&I with respect to xx data which seems that there would be a possible modification. xx, the modification agreement is missing from the loan file	Affiliated Business Disclosure
Credit Application
Credit Report
Final 1003_Application
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Missing HUD
Note
Notice of Servicing Transfer
Origination Appraisal	xx: xx of xx: 66 xx: 69 |---| -3 |----| -4.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2014   xx:    xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 42.193%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 627   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2040 xx: xx %: xx: xx: xx:	3: Curable	* Final TIL Missing or Not Executed (Lvl 3) "Final TIL is missing."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "Final GFE is missing."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "HUD is missing."
* Missing Appraisal (Lvl 3)     "Appraisal document is missing."
* Missing Final 1003_Application (Lvl 3)     "Final 1003 is missing."
* Missing flood cert (Lvl 3)     "Flood certificate is missing."
* Missing HUD (Lvl 3)     "HUD document is missing."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance is missing."
* Note is missing or unexecuted (Lvl 3)     "Note document is missing."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Service transfer document is missing."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate business disclosure is missing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "All income related documents and credit report is missing."	* Missing credit report (Lvl 1) "credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36254822	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,072.96	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$359.49	4.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx of xx, xx, dba xx” for the amount of $XX,XXX.XX.
xx chain of assignment has been completed. xx the assignment is from xx xx D/B/A shellpoint mortgage servicing recorded on xx/xx/XXXX.
xx active liens and judgments have been found against the borrower and subject property.
xx prior year delinquent taxes have been found.
xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has been modified. xx collection comments are missing. xx COVID review has not been performed.
xx:xx:xx	xx	Affiliated Business Disclosure Credit Application Credit Report Note Notice of Servicing Transfer	xx: xx of xx: 66 xx: 68 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2015   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 43.056%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2019   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2015   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: 5309 xx# 3   xx: 5309 WINFIELD WAY, # 3   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 686   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2045   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx (1-4 xx) xx: xx %: xx: xx: xx:	3: Curable	* Hazard Insurance (Lvl 3) "Hazard Policy is missing."
* Note is missing or unexecuted (Lvl 3)     "Note Document is missing."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Service transfer document is missing."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate business disclosure is missing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "All document related to income and credit report is missing."	* Missing credit report (Lvl 1) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18696558	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,177.54	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,010.69	3.375%	180	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx S xx, xx and lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “xx, xx D/B/A xx”.	xx	xx:xx subject loan is in collection. xx comments are missing from the loan. xx it unable to determine whether the borrower has been impacted by the COVID or not.
xx:xx:xx has filed bankruptcy under chapter XX case# xx on xx/xx/XXXX. POC was filed on xx/xx/XXXX which states that the amount of secured claim is $XXX,XXX.XX and the amount of arrearage is $X,XXX.XX. xx was confirmed on xx/xx/XXXX. xx debtor is in active bankruptcy.	xx	Credit Report	xx: xx of xx: 66 xx: 69 |---| -3 |----| -4.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx: xx/xx/2015   xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 41.838%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 35.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 781 xx: xx %: xx: xx: xx:	1: Acceptable				* Missing credit report (Lvl 1) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14857676	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$736.51	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$514.14	4.625%	360	xx	xx	Conventional	Fixed	Cash Out	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with xx xx. which was recorded on xx/xx/XXXX.
xx are X judgments in the favor of xx first in the amount of $xx whch was recorded on xx/xx/XXXX and the other in the amount of $xx which was recorded on xx/xx/XXXX.
xx county taxes for the year of XXXX have been paid in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx	xx:xx loan is currently in performing and the next payment is due for xx/xx/XXXX. xx last payment details have not been mentioned. xx records for foreclosure have been found. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx:xx:xx	xx	Credit Report Initial 1003_Application Initial Escrow Acct Disclosure Missing Final Closing Disclosure Missing Initial Closing Disclosure Note Origination Appraisal	xx: xx of xx: 30 xx: 32 |---| -2 |----| -6.xx% xx: xx: xx:
xx: xx (xx script version)   xx: xx/xx/2018   xx: xx/xx/2018   xx: 15 (xx)   xx %:    xx:    xx: xx:
xx: xx #1 xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx DTI xx: xx: 24.628%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx a xx ARM?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2018   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 761 xx: xx %: xx: xx: xx:	3: Curable	* Hazard Insurance (Lvl 3) "Hazard insurance is missing."
* Income documentation does not meet guidelines (Lvl 3)     "All income related documents is missing."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing."
* Missing Appraisal (Lvl 3)     "Appraisal is missing."
* Missing Final Closing Disclosure (Lvl 3)     "Final Closing disclosure is missing."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 is missing."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing."
																																																																																							* Note is missing or unexecuted (Lvl 3) "Note is missing."		* Missing credit report (Lvl 1) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73404153	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,189.14	$1,129.75	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$272.00	5.625%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	724	Not Applicable	43.010%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for SecurityNational xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX under instru# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx annual xx for XXXX have been delinquent in the amount of $X,XXX.XX and payable through the date of xx/xx/XXXX.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX

xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was CEO of “xx” since XXX months.
xx:xx:xx	xx	xx: xx: xx: xx |---| |----| xx: updated as per review of available doc. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1417 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2019 xx: xx/xx/2019 xx: -5 (xx) xx %: xx: updated as per review of available doc. xx: xx:	2: Acceptable with Warnings			* Loan does not conform to program guidelines (Lvl 2) "The provided Seller’s tape is showing an alert that the unable to obtain Condominium approval."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56321093	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,587.31	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$420.76	5.750%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	672	Not Applicable	41.573%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx annual installment of county jurisdiction tax of XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX
xx reason for default is unable to be determined.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
																																																																																	xx:xx:xx	xx		xx: xx: xx: xx |---| |----| xx: yes. xx: xx: xx: xx: xx/xx/2025 xx: xx/xx/2021 xx: 1428 (xx) xx %: xx: xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan is unsolvable due to the interest rate."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14265976	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,196.29	$4,575.74	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$763.22	6.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	688	Not Applicable	15.516%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx annual installment of county jurisdiction tax of XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx annual installment of city jurisdiction tax of XXXX has been delinquent in the amount of $X,XXX.XX which was due on xx/xx/XXXX and good through till xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
																																																																																	xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx: xx |---| |----| xx: xx. xx: xx: xx: xx: xx/xx/2025 xx: xx/xx/2021 xx: 1421 (xx) xx %: xx: xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "The executed copy of Rate Lock agreement is missing from the loan file."	* Loan does not conform to program guidelines (Lvl 2) "The provided Seller’s tape is showing an alert that the subject loan is unsolvable due to the interest rate."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73979694	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$21,076.46	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,871.90	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	42.631%	42.631%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	36.466%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $X,XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found; however, the current assignment is with the lender MERS as nominee for xx.
xx is an active prior mortgage against the subject property in the favor of xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx active liens and judgments have been found against the borrower and the property.
xx first installment and second installment county taxes for the year of XXXX are de on xx/xx/XXXX and xx/xx/XXXX respectively each in the amount of $XX,XXX.XX.
xx prior years delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XXXX.
xx:xx to the review of the servicing comments, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XXXX.
xx per the comment dated xx/xx/XXXX, the borrower did not make the xx, xx payment due to the COVID-19; however, no further details related to COVID-19 have been found. xx per the final XXXX, the borrower is the owner of xx for XX months.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	xx: xx: xx: xx |---| |----| xx: xx (xx pg# 4) & xx CD (xx pg# 642) reflects xx as xx. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1403 (xx)   xx %:    xx: xx per the latest PH, the last payment was received on xx/xx/2021.   xx: xx:
xx: xx: xx/xx/2020 xx: xx/xx/2020 xx: -5 (xx) xx %: xx: xx (xx pg# 604) reflects note doc date as xx/xx/2020. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "ComplianceEase risk indicator is moderate due to loan failed Initial Loan Estimate delivery and timing test. Initial Loan Estimate dated xx/xx/2019 is hand signed on xx/xx/2019. Document tracker showing that Initial LE was delivered within 3 business days is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed TRID Tolerance Charges That Cannot Increase Test and Charges That In Total Cannot Increase More Than 10% Test as a result of loan failing Initial Loan Estimate delivery and timing test. Initial Loan Estimate dated xx/xx/2019 is hand signed on xx/xx/2019. Document tracker showing that Initial LE was delivered within 3 business days is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue "Declined by US Bank due to borrower not making their May and June payments due to COVID-19" to resolve the issue supported documents are missing from loan documents"			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30017157	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$407.56	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$927.81	2.625%	360		xx	xx		USDA	Fixed		Purchase	100.000%	100.000%	Full Documentation	Yes	Not Applicable	xx	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	29.590%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx’ which was recorded on xx/xx/XXXX under instrument# XXXX / XX in the favor of ‘xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx’.
xx active judgments/liens have been found against the subject property/owner/borrower.
xx prior delinquent taxes have been found.
xx combined taxes for XXXX have been paid off in the amount of $XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.xx % and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly.  xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.xx % and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available.
xx per XXXX, borrower was working as ‘xx’ at ‘xx/ xx’ from XX years and XX months.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx per tape data ,xx required MI certificate.xx reflects MI certificate doesn't required. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per tape data,xx account indicate "xx".xx CD reflects it "xx".   xx: xx:
																																																																																				xx: xx: xx/xx/2025 xx: xx/xx/2021 xx: 1416 (xx) xx %: xx: xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that subject loan is unsolvable due to the rural housing monthly MI not being disclosed."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25638527	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,934.17	2.250%	360	xx	xx	VA	Fixed	Refinance	78.207%	78.207%	Streamline Refinance	Not Applicable	xx	xx	25.000%	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	715	784	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favour of MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under instru# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx active judgments or lien have been found against the borrower or subject property.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx/xx” at “xx” for XXX months.
xx:xx:xx	xx	Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx: xx:    xx %:    xx: updated as per review of available doc   xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1401 (xx)   xx %:    xx: last payment was received on xx/xx/2021   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -7 (xx)   xx %:    xx: loan was originated on xx/xx/2020   xx: xx:
xx: xx-xx DTI per 1003 xx: xx: 0.000% xx: xx %: xx: NA xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Loan is unsolvable due to not meeting GinnieMae Seasoning requirement. We are short 32 days."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Missing Final Transmittal Summary."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64148164	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,203.79	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,019.04	2.990%	360	xx	xx	Conventional	Fixed	Refinance	92.516%	92.516%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	25.476%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found; however, the current assignment is with the lender xx, xx.
xx is an active civil judgment against the borrower filed by xx for the amount of $X.XX which was recorded on xx/xx/XXXX.
xx first installment and second installment county taxes for the year of XXXX are due on xx/xx/XXXX and xx/xx/XXXX respectively each in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.

xx:xx to the review of the servicing comments, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final XXXX, the borrower is owner of xx LLC from XX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx CLTV xx: 92.516% xx: 93.000% |---| -0.484% |----| -0.xx% xx: xx used for xx: $775,000.00. xx of xx(s): $0.00. xx: $717,000.00. CLTV = 92.516%. xx: xx:
xx: xx LTV (OLTV)   xx: 92.516%   xx: 93.000%   xx: -0.484%   xx %: -0.xx%   xx: xx used for xx: $775,000.00. xx: $717,000.00. LTV = 92.516%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 25.476%   xx: 0.255%   xx: 25.221%   xx %: 25.xx%   xx: xx per 1003 equals $16,200.17. xx subject property PITIA equals $3,881.23. xx other monthly payments $246.00. DTI = 25.476%.   xx: xx:
xx: xx-xx per 1003   xx: 23.958%   xx: 0.240%   xx: 23.718%   xx %: 23.xx%   xx: xx subject property PITIA equals $3,881.23. xx verified monthly income equals $16,200.17. xx equals 23.958%.   xx: xx:
xx: xx of xx: xx in xx/xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx and xx DU reflect xx in xx/xx. xx(s) received no cash back at closing and paid off no liabilities. xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO but tape shows NOO. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing valid COC for a fee increase on CD dated xx/xx/2020. LE dated xx/xx/2020 reflects a Points - Loan Discount Fee of $6,256.00, however, CD dated xx/xx/2020 reflects the Points - Loan Discount Fee at $6,273.75. This is a fee increase of $17.75 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3) "Comments from Bank Tape:- Loan was presented as an owner occupied limited cash out refinance however the appraisal was marked tenant occupied. Could not resolve the occupancy and loan does not meet LTV requirements for an investment refi. **FICO - borrower is current on subject and has no other debts reporting on new credit report however the borrower does have several collection accounts noted as "disaster" with IC Systems (broadband) - collections range from $55.00 to $400 each/1 account with XX $0.00 balance - no there derogatory credit exists."	* Missing or error on the Rate Lock Document (Lvl 1) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
																																																																																									* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62189181	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,456.24	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,002.62	3.000%	360	xx	xx	Conventional	Fixed	Purchase	95.960%	95.960%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	27.883%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found; however, the current assignment is with the lender xx, xx.
xx active liens and judgments have been found.
xx first installment has been paid and the second installment county taxes for the year of XXXX are due on xx/xx/XXXX each in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.

xx:xx to the review of the servicing comments, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final XXXX, the borrower is working in xx as a xx III from XX months.

xx:xx:xx	xx	Mortgage Insurance	xx: xx CLTV xx: 95.960% xx: 96.000% |---| -0.040% |----| -0.04000% xx: xx used for xx: $495,000.00. xx of xx(s): $0.00. xx: $475,000.00. CLTV = 95.960%. xx: xx:
xx: xx LTV (OLTV)   xx: 95.960%   xx: 96.000%   xx: -0.040%   xx %: -0.04000%   xx: xx used for xx: $495,000.00. xx: $475,000.00. LTV = 95.960%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 27.883%   xx: 0.280%   xx: 27.603%   xx %: 27.xx%   xx: xx per 1003 equals $11,055.05. xx subject property PITIA equals $2,716.17. xx other monthly payments $366.32. DTI = 27.883%.   xx: xx:
xx: xx-xx per 1003   xx: 24.569%   xx: 0.250%   xx: 24.319%   xx %: 24.xx%   xx: xx subject property PITIA equals $2,716.17. xx verified monthly income equals $11,055.05. xx equals 24.569%.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx dated xx/xx/2020 reflects the subject property as a PUD. xx notarized on xx/xx/2020 contains a PUD rider. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issues, "LP required a homebuyer education certificate and it was not obtained until post-closing. Once reviewed for an exception from FHLMC it was discovered the loan does not meet Imagin HomePossible program requirements. The LTV was initially 95% however the appraised value came in slightly lower therefore the revised LTV increased to 95.96 which then required the HBEC however it also required the loan to then meet Imagin HomePossible guidelines and the income exceeds the limits for HomePossible guidelines. Program is C30 Imagin No MI," Supporting document to validate the issue is missing from loan documents."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI Cert is missing in the loan file."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49191555	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,339.92	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$800.58	3.000%	360	xx	xx	VA	Fixed	Refinance	81.849%	81.849%	Streamline Refinance	No	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	779	795	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX with instr#xx.
xx chain of mortgage assignment has been completed.
xx active judgments or liens found.

xx is a senior mortgage open against the subject property in favor of xx, L.P. a xx partnership in the amount of $XXX,XXX.XX which was originated xx/xx/XXXX and recorded on xx/xx/XXXX with instr#xx.

xx instalment county taxes of the year XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx instalment county taxes of the year XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.

xx the time of origination borrower was working as xx at “xx management” for X years X months.
xx:xx:xx	xx	Mortgage Insurance Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: MI xx: VA   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx CLTV xx: 81.849%   xx: 81.850%   xx: -0.001%   xx %: -0.00100%   xx: xx used for xx: $232,000.00. xx of xx(s): $0.00. xx: $189,889.00. CLTV = 81.849%.   xx: xx:
xx: xx LTV (OLTV)   xx: 81.849%   xx: 81.850%   xx: -0.001%   xx %: -0.00100%   xx: xx used for xx: $232,000.00. xx: $189,889.00. LTV = 81.849%.   xx: xx:
xx: xx of xx: xx in xx/xx: xx rate or term xx: xx %: xx: xx and xx DU reflect xx in xx/xx. xx(s) received no cash back at closing and paid off no liabilities. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Comments from Bank Tape: VA with LGC: VA IRRRL that went from 15 years to 30 years which is not allowed per VA guidelines. Hold Harmless executed with VA"
* MI, FHA or MIC missing and required (Lvl 3)     "MI Cert missing in the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Missing Final Transmittal Summary (VA Loan Analysis)."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52526140	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Unavailable	$0.00	$5,851.45	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,540.50	2.250%	360	xx	xx	VA	Fixed	Refinance	Unavailable	Unavailable	Streamline Refinance	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	755	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the subject mortgage was not found or not recorded. xx title does not subject mortgage as open. xx recorded/unrecorded copy of subject mortgage is attached with pro-title report.
xx CD shows payoff toward senior mortgage in the amount of $XXX,XXX.XX. xx title report shows senior mortgage open in the favor of xx in the amount of $XXX,XXX.XX which was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX.

xx active judgments or liens found.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status. xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX. xx the time of origination borrower was working as xx at “xx” for X years X months.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: MI xx: VA   xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: xx: 101.580%   xx:    xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: xx: 101.580%   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx in xx/xx: xx rate or term xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test, TILA Foreclosure Rescission Finance Charge Test and TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Foreclosure Rescission Finance Charge Test and TILA Finance Charge Test.  The disclosed finance charge is $157,927.23 and allowed is $159,882.27 however it is undercharged by $1,955.04."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Points - Loan Discount Fee at $3,016.00 and Funding, Wire, or Disbursement Fee at $2,001.00, however Final CD dated xx/xx/2020 shows Loan Discount Fee at $3,022.59 and Funding, Wire, or Disbursement Fee at $2,005.04.00. This is a fee increase of $10.63 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed Document is missing from the Loan File."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "VA with LGC: IRRRL seasoning was not met. * Hold Harmless executed with VA"			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79874560	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$7,283.22	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,623.40	2.250%	360	xx	xx	VA	Fixed	Refinance	39.618%	39.618%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	802	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.
xx is a state tax lien open against the borrower in the favor of xx of the xx of xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.

xx the time of origination borrower income source was  xx.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx is not required. xx: xx:
xx: MI xx: VA   xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 39.618%   xx: 39.620%   xx: -0.002%   xx %: -0.00200%   xx: xx. xx in tape is rounded off.   xx: xx:
xx: xx LTV (OLTV)   xx: 39.618%   xx: 39.620%   xx: -0.002%   xx %: -0.00200%   xx: xx. xx in tape is rounded off.   xx: xx:
																																																																																				xx: xx of xx: xx-xx: xx rate or term xx: xx %: xx: xx per loan application xx of application no cash-out. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape issue reflects, " VA with LGC:IRRRL seasoning was not met. *Hold Harmless executed with VA". In this loan the waiting period is not satisfied as the First payment of existing mortgage xx/xx/2020 is less than 210 days from Closing date of loan xx/xx/2020."	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx/xx/2020. Notary signature date on the Mortgage/Deed of Trust is xx/xx/2020. However, Note date is xx/xx/2020."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13640205	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,421.09	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	80.357%	80.357%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	804	763	49.613%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX. xx chain of mortgage assignment has been completed. xx active judgments or liens found.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status. xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX. xx the time of origination borrower was working as xx at “xx of xx” for X years X months.
xx:xx:xx	xx	xx: xx: $xx: $xx |---| $-xx |----| -6.xx% xx: xx is as $420,000.00. xx: xx:
xx: xx CLTV xx: 80.357%   xx: 75.000%   xx: 5.357%   xx %: 5.xx%   xx: xx CLTV xx is as 80.357%.   xx: xx:
xx: xx LTV (OLTV)   xx: 80.357%   xx: 75.000%   xx: 5.357%   xx %: 5.xx%   xx: xx LTV (OLTV) is as 80.357%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 49.613%   xx: 0.500%   xx: 49.113%   xx %: 49.xx%   xx: xx-xx DTI per 1003 is as xx 49.113%   xx: xx:
xx: xx-xx per 1003 xx: 28.973% xx: 0.290% xx: 28.683% xx %: 28.xx% xx: xx-xx per 1003 is as xx 28.683%. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50% as the Borrower’s income is $6,555.34 and total expenses are in the amount of $3,252.30 and the loan was underwritten by AUS/DU (Locator#XX Credit File.pdfPage#314) and its recommendation is “Approve/Eligible” and DTI is showing in it as 50%."	* Appraisal dated after closing (Lvl 3) "Provided appraisal dated xx/xx/2021 after the closing date (xx/xx/2020)."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $0.12 on final CD dated xx/xx/2020.  The initial LE dated xx/xx/2020 reflects the Non-specific Lender Credit as $922.00 but the final CD dated xx/xx/2020 reflected it as $921.88. There is a decreased in Non-specific Lender Credit on final CD in the amount of $0.12."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $0.12 on final CD dated xx/xx/2020.  The initial LE dated xx/xx/2020 reflects the Non-specific Lender Credit as $922.00 but the final CD dated xx/xx/2020 reflected it as $921.88. There is a decreased in Non-specific Lender Credit on final CD in the amount of $0.12."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing the following alerts- 1. subject loan submitted through LP as Home Improvement/Cash Out and should have been cash out - ACE was allowed as Home Improvement but when LP was fixed - ACE was lost. 2. Post-closing appraisal was ordered and value is lower ($420,000) so LTV is now over 80% (80.35%) max for Cash Out."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47975956	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$211.04	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$931.83	3.500%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	650	Not Applicable	52.934%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.
xx active judgments or liens found.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status. xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX. xx the time of origination borrower was working as xx at “xx LLC” for X years X months.
xx:xx:xx	xx	Initial Escrow Acct Disclosure Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 52.934%   xx: 0.529%   xx: 52.405%   xx %: 52.xx%   xx:    xx: xx:
xx: xx-xx per 1003   xx: 30.004%   xx: 0.300%   xx: 29.704%   xx %: 29.xx%   xx:    xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on CD dated xx/xx/2020.  LE dated xx/xx/2020 reflects a Origination Points at $259.00, however, CD dated xx/xx/2020 reflects the Origination Points at $1296.96.  This is a fee increase of $1037.96 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee addition on Revised LE dated xx/xx/2020.  The Revised LE dated xx/xx/2020 shows an added fee Transfer Taxes of $783.00 which did not appear on previous LE. The Final CD dated xx/xx/2020 shows fee Transfer Taxes of $784.40. This is a fee increase of $784.40 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow account Disclosure Document is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Uninsured FHA. Invalid SSN. Supporting documents to validate the issue is missing from loan file."
* MI, FHA or MIC missing and required (Lvl 3) "This is FHA loan and required MI cert is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is "Moderate" as this loan failed the qualified mortgage DTI threshold test & failed Charges That Cannot Increase Test."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.934% as the Borrower income was $4204.08 and total expenses are in the amount of $2225.39 per AUS/DU (LocatorXX) and its recommendation is “Approve/Eligible with 52.93%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78455534	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,801.79	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$720.18	2.812%	360	xx	xx	Conventional	Fixed	Cash Out	58.333%	58.333%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	683	783	12.989%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. xx the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx of assignment has been completed.
xx active liens and judgments have been found.
xx annual taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.

xx to the payment history as of xx/xx/XXXX, the borrower is making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx current P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.	xx:xx loan present status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx current P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.
xx, the borrower is working at the xx of xx, LLC as a VP xx from X.XX years.
xx property occupancy is unable to be determined in the available servicing comments. xx damage and repairs have been found.

xx:xx:xx	xx	xx: xx CLTV xx: 58.333% xx: 58.330% |---| 0.003% |----| 0.00300% xx: xx: xx:
xx: xx LTV (OLTV)   xx: 58.333%   xx: 58.330%   xx: 0.003%   xx %: 0.00300%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 12.989%   xx: 13.000%   xx: 12.859%   xx %: 12.xx%   xx: xx per 1003 equals $16,626.18. xx subject property PITIA equals $1,403.51. xx other monthly payments $756.09. DTI = 12.989%.   xx: xx:
xx: xx-xx per 1003   xx: 8.442%   xx: 8.000%   xx: 8.362%   xx %: 8.xx%   xx: xx subject property PITIA equals $1,403.51. xx verified monthly income equals $16,626.18. xx equals 8.442%.   xx: xx:
xx: xx of xx: xx - xx: xx in xx/xx:    xx %:    xx: xx and xx DU reflect xx. xx(s) paid of liabilities totaling $0.00 and received $19,613.09   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx and xx DU reflects purpose of transaction as xx. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Initial CD is missing in the loan file hence TRID Tolerance test is incomplete."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape data reflects following issue, "LP rendered an ACE however they are not valid for TX 50 (a)(6) loans therefore the loan is not safeable. No appraisal obtained." No proof is available to validate the issue."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87267469	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$453.07	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,520.11	2.750%	180	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	712	48.897%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx, xx.” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx the borrower is working at xx as a xx from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx #1 xx: xx: C |---| |----| xx: xx reflect xx in xx: xx:
xx: xx #2 xx: xx: S   xx:    xx %:    xx: xx reflect xx in xx.   xx: xx:
xx: xx: 180   xx: 360   xx: -180   xx %: -50.00000%   xx: xx reflects the xx as 180.   xx: xx:
xx: xx-xx DTI per 1003   xx: 48.897%   xx: 0.480%   xx: 48.417%   xx %: 48.xx%   xx:    xx: xx:
xx: xx: xx: xx: xx %: xx: xx reflect xx in xx document. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "co borrower has limited credit history" Supporting document to validate the issue is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2020 and the loan closed on xx/xx/2020. No lock extension found."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.897% as the Borrower income was $4,438.33 and total expenses are in the amount of $2,170.20 per AUS/LP (Locator# XX Page#256) and its recommendation is “Accept with 49.00.”."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49175290	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$210.18	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$918.74	3.250%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	658	669	50.936%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx and xx N. xx’ in the amount of $XXX,XXX.XX in favor of ‘xx, xx.dba xx’ which was recorded on xx/xx/XXXX under xx# xx /XXXX. xx chain of assignment has been completed as the mortgage is currently with ‘xx, xx.dba xx’. xx active judgments/liens have been found against the subject property/owner. xx prior delinquent taxes have been found. xx county taxes for XXXX are paid off in the amount of $XXX.XX.	xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx: NOTS XX GUEVAREZ.pdf xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX. xx evidences have been found regarding foreclosure process and bankruptcy case. xx visible damages have been found in available collection comments. xx per XXXX, borrower was working as ‘xx’ at ‘xx’ for X years and X months.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1422 (xx)   xx %:    xx: NA   xx: xx:
xx: xx LTV (OLTV) xx: 98.188% xx: 96.500% xx: 1.688% xx %: 1.xx% xx: "xx used for xx: $215,000.00 xx: $211,105.00. CLTV = 98.188%. " xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Revised LE#2 dated xx/xx/2020 reflects Transfer Taxes at $2,666.00. However, Initial CD dated xx/xx/2020 reflects Transfer Taxes at $2,666.41. This is a fee increase of $0.41 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "RECERT OF AVALUE WASNT OBTAINED PRIOR TO EXPIRATION OF THE APPRAISAL REPORT"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 4.570% APR Threshold 4.550% Over By +0.020%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s)."
																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.897%, the Borrower and Co-Borrower income was $3,582.00 + 835.59 and total expenses are in the amount of $1,288.95 + $951.00 and the loan was underwritten by AUS/DU (Locator#XX Page#1) and its recommendation is “Approve/Eligible” with a DTI of 50.897%"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89337687	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,257.02	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$692.26	3.250%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	655	Not Applicable	25.075%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx B. xx and xx’ in the amount of $XXX,XXX.XX in favor of ‘xx, xx.dba xx’ which was recorded on xx/xx/XXXX under xx.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx, xx.dba xx’.
xx active judgments/liens have been found against the subject property/owner.
xx prior delinquent taxes have been found.
xx combined taxes for XXXX are paid off in the amount of $X,XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:

NOTES HIPP.pdf
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available collection comments.
xx per XXXX, borrower was working as xx at ‘xx’ from X years and X months.

xx:xx:xx	xx	Mortgage Insurance Notice of Servicing Transfer	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1420 (xx)   xx %:    xx:    xx: xx:
xx: xx LTV (OLTV) xx: 98.188% xx: 96.500% xx: 1.688% xx %: 1.xx% xx: xx per xx data, xx LTV (CLTV) is 96.500%. xx, as per calculation it reflect 98.188% xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.

2. This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test. The post-consummation reason for redisclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test. The post-consummation reason for redisclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "A copy of Homeownership Counseling disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the gift funds were improperly sourced. The subject loan was in forbearance (expired xx/xx/2021)."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "A copy of  Settlement Services Providers List (SSPL) disclosure is missing from the loan fi"
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "A copy of Notice of Servicing Transfer disclosure is missing from the loan file."			Moderate	Pass	Fail	No Result	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81858145	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,304.25	01/13/2025	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,989.54	5.500%	360	xx	xx	FHA	Fixed	Unavailable	Unavailable	Unavailable	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Unavailable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	43.458%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx of updated title report as of xx/xx/XXXX reveals that-

X. xx subject mortgage was originated on xx/xx/XXXX by "MERS as nominee for xx." for the amount of $XX,XXXX.XX and it was recorded on xx/xx/XXXX.

X. xx chain of assignment is xxomplete as the subject mortgage is currently assigned to "xx, xx, xx of xx " instead of "xx xx".

X. xx is an active credit card judgment available against the borrower in the amount of $X,XXX.XX in favor of "xx xx" and it was recorded on xx/xx/XXXX.

X. xx is an active credit card judgment is available against the borrower in favor of "xx NA" recorded on xx/xx/XXXX.

X. Xst & Xnd installment of combined taxes for the year XXXX and Xrd & Xth installment of combined taxes for the year XXXX have been paid in the total amount of $X,XXX.XX.	xx of updated payment history as of xx/xx/XXXX reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/XXXX. xx last regular payment (P&I) of xx/xx/XXXX was received in the amount of $X,XXX.XX. xx UPB as of date is in the amount of $XX.	xx:xx of updated payment history as of xx/xx/XXXX reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/XXXX. xx last regular payment (P&I) of xx/xx/XXXX was received in the amount of $X,XXX.XX. xx UPB as of date is in the amount of $XX.

xx foreclosure of the subject property has begun. xx foreclosure was referred to attorney. xx foreclosure sale was scheduled for xx/xx/XXXX. xx, it got canceled and the foreclosure was put on hold due to bankruptcy filing by the borrower. xx more evidences are available regarding current bankruptcy status.

xx to PACER xx, xx (debtor) had filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX and with the arrearage of $XXX,XXX.XX. xx XX plan was filed on xx/xx/XXXX. xx, debtor was dismissed from the bankruptcy on xx/xx/XXXX and the case was closed on xx/xx/XXXX. xx more evidences are available regarding current bankruptcy status.
xx:xx foreclosure of the subject property has begun. xx foreclosure was referred to attorney. xx foreclosure sale was scheduled for xx/xx/XXXX. xx, it got canceled and the foreclosure was put on hold due to bankruptcy filing by the borrower. xx more evidences are available regarding current bankruptcy status.
xx:xx to PACER xx, xx (debtor) had filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX and with the arrearage of $XXX,XXX.XX. xx XX plan was filed on xx/xx/XXXX. xx, debtor was dismissed from the bankruptcy on xx/xx/XXXX and the case was closed on xx/xx/XXXX. xx more evidences are available regarding current bankruptcy status.	xx is a conventional fixed rate mortgage with P&I of $X,XXX.XX with the rate of interest X.XXXX% and a maturity date of the loan is xx/xx/XXXX. xx P&I as per updated payment history as of the date is $X,XXX.XX and rate of interest is X.XXX%; however, there is a reduction in P&I and rate of interest with respect to original xx data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xx tape is also providing the information regarding the latest modification which was made on xx/xx/XXXX and the servicing comment dated xx/xx/XXXX is also stating that the loan terms have been changed through xx.
xx is a servicing comment history (xx# xx) which shows that the loan was modified on X/X/ XXXX with the principal balance of $XXX,XXX.XX with fixed rate of X.XXX%. xx Xst modified payment was begun from xx/xx/XXXX and the new maturity date of the loan would be xx/xx/XXXX.

Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	xx: xx of xx: xx: xx/xx/2020 |---| |----| xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx: xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx: FHA   xx: xx:
xx: xx P&I   xx: $1989.54   xx: $2190.00   xx: $-200.46   xx %: -9.xx%   xx: $1,989.54   xx: xx:
xx: xx: 5.xx%   xx: 5.00000%   xx: 0.xx%   xx %: 0.xx%   xx: 5.5000%   xx: xx:
xx: xx in xx: xx: $xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx/xx/2038   xx:    xx %:    xx:    xx: xx:
xx: xx: PUD xx: xx: xx %: xx: PUD xx: xx:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The subject property is located in New Jersey which has unlimited assignee liability of High Cost Loans and HUD-1/ FCD is missing to test the compliance."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and Fee Itemization are missing."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing."	* Missing credit report (Lvl 1) "Credit report I missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58718399	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,416.58	11/27/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$597.22	11.340%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	$85,620.93	Unavailable	5.500%	$488.30	Unavailable	Unavailable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument# xx in the amount of $XX,XXX.XX in favor of xx II.

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

XXXX combined Xst taxes have been paid in the amount of $XXX.XX on xx/xx/XXXX.

XXXX combined Xnd taxes have been paid in the amount of $XXX.XX on xx/xx/XXXX.

XXXX combined Xrd taxes have been paid in the amount of $XXX.XX on xx/xx/XXXX.

XXXX combined Xth taxes have been due off in the amount of $XXX.XX on xx/xx/XXXX.

xx prior year delinquent taxes have been found in the updated title report.	xx of the payment history dated as of xx/xx/XXXX reveals that borrower has been the delinquent for X month. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB as of date reflects in the provided payment history is in the amount of $XXand current interest rate as per payment history is X.XXX%.	xx:xx currently is performing. xx payment history as of xx/xx/XXXX, reveals that the loan has been delinquent for X month and the UPB as of the data is in the amount of $XX
xx is a conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest XX.XXX% and a maturity date of the loan is xx/xx/XXXX. xx P&I as per updated payment history as of the date is $XXX.XX and rate of interest is X.XXX%; however, there is a reduction in P&I and rate of interest with respect to original xx data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xx of the payment history dated as of xx/xx/XXXX reveals that borrower has been the delinquent for X month. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB as of date reflects in the provided payment history is in the amount of $XXand current interest rate as per payment history is X.XXX%.
xx to the updated title review dated xx/xx/XXXX the foreclosure was initiated against the subject property. xx complaint file was filed on xx/xx/XXXX with instrument# xx. xx foreclosure proceedings were placed on hold when the borrower was bankruptcy filed under chapter-XX on xx/xx/XXXX.  xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings. xx loan is currently performing.
xx debtor (xx L. xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx and the debtor was dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX.
xx POC was filed on xx/xx/XXXX with the secured claim of $XX,XXX.XX with an arrearage of $XX,XXX.XX.
xx:xx to the updated title review dated xx/xx/XXXX the foreclosure was initiated against the subject property. xx complaint file was filed on xx/xx/XXXX with instrument# xx. xx foreclosure proceedings were placed on hold when the borrower was bankruptcy filed under chapter-XX on xx/xx/XXXX.  xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings. xx loan is currently performing.
xx:xx debtor (xx L. xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx and the debtor was dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX.
xx POC was filed on xx/xx/XXXX with the secured claim of $XX,XXX.XX with an arrearage of $XX,XXX.XX.	xx is a conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest XX.XXX% and a maturity date of the loan is xx/xx/XXXX. xx P&I as per updated payment history as of the date is $XXX.XX and rate of interest is X.XXX%; however, there is a reduction in P&I and rate of interest with respect to original xx data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report Origination Appraisal	xx: xx of xx: xx: xx/xx/2020 |---| |----| xx: xx of xx is xx. xx: xx:
xx: xx: xx: $xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx P&I   xx: $597.22   xx: $488.30   xx: $108.92   xx %: 22.xx%   xx: xx P&I is 597.22.   xx: xx:
xx: xx: 11.xx%   xx: 5.xx%   xx: 5.xx%   xx %: 5.xx%   xx: xx is 11.xx%.   xx: xx:
xx: xx: xx: xx/xx/2050 xx: xx %: xx: xx is xx. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit report I missing from loan file."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51680979	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$822.66	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$783.41	6.750%	360	xx	xx	FHA	Fixed	Cash Out	83.878%	83.878%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	33.474%	First	Final policy	Not Applicable	Not Applicable	07/01/2017	$43,000.00	$0.00	4.625%	$221.08	08/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX, shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, with instrument xx, in the amount of $XXX,XXX.XX with MERS as nominee for xx.

xx chain of assignment has not been completed as the assignment is missing between xx. to xx of
xx, xx.

xx are multiple state tax liens against the borrower in favor of xx of xx for the total amount of $XX,XXX.XX recorded on different dates.

xx are multiple federal tax liens against the borrower in favor of xx for the total amount of $XX,XXX.XX recorded on different dates.

xx are multiple civil judgments against the borrower in favor of different plaintiffs for the total amount of $XXX,XXX.XX recorded on different dates.

xx Xst and Xnd installment of county taxes for the year XXXX has been paid in the amount of $X,XXX.XX.

xx Xst installment of county tax for the year XXXX has been paid in the amount of $XXX.XX.

xx prior year delinquent taxes have been found.
xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX	xx:xx to servicing comments, the current status of the loan is performing.

xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX

xx modification agreement was made between xx and xx on xx/xx/XXXX. xx per the modified term, the new principal balance is $XX xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX. xx modification does not have a xx provision. xx loan was modified four times since origination.

xx to the PACER, the borrower xx and xx W xx had filed bankruptcy under chapter- XX with the case# xx on xx/xx/XXXX. xx POC was filed by xx of xx, N.A. on xx/xx/XXXX, with the claim amount of $XXX,XXX.XX and the arrearage amount is $X,XXX.XX. xx chapter XX plan was confirmed on xx/xx/XXXX. xx schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX. xx, the unsecured portion is $XX,XXX.XX. xx is no comment indicating a cram down. xx case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.

xx comments pertaining damage to the property were observed.

xx foreclosure activity was found.

xx:xx:xx to the PACER, the borrower xx and xx W xx had filed bankruptcy under chapter- XX with the case# xx on xx/xx/XXXX. xx POC was filed by xx of xx, N.A. on xx/xx/XXXX, with the claim amount of $XXX,XXX.XX and the arrearage amount is $X,XXX.XX. xx chapter XX plan was confirmed on xx/xx/XXXX. xx schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX. xx, the unsecured portion is $XX,XXX.XX. xx is no comment indicating a cram down. xx case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx modification agreement was made between xx and xx on xx/xx/XXXX. xx per the modified term, the new principal balance is $XX xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX. xx modification does not have a xx provision. xx loan was modified four times since origination.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	xx: xx: xx to determine xx: xx LLC |---| |----| xx: xx to determine. xx: xx:
xx: xx: $xx: $xx: $2662.76   xx %: 6.xx%   xx: xx interest bearing amount is $43,000.00.   xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx: xx is FHA xx.   xx: xx:
xx: xx P&I   xx: $783.41   xx: $221.08   xx: $562.33   xx %: 254.xx%   xx: xx stated P&I is $783.41.   xx: xx:
xx: xx: 6.xx%   xx: 4.xx%   xx: 2.xx%   xx %: 2.xx%   xx: xx rate is 6.750%.   xx: xx:
xx: xx in xx: $xx: $xx: $2662.76 xx %: 6.xx% xx: xx balance in modification is $43,000.00. xx: xx:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit report I missing from loan file."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27474556	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,582.56	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,318.40	5.500%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	622	Not Applicable	35.561%	First	Final policy	Not Applicable	Not Applicable	Unavailable	$245,000.00	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with xx, xx which was recorded on xx/xx/XXXX.
xx are X state tax liens in the favor of xx
 in the total amount of $xx which were recorded on different dates.
xx are X judgments in the total amount of $XXXX.XX which were recorded on different dates in the favor of xx and LVNV xx.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.	xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx loan is currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx comments have been found stating the borrower’s income was impacted by xx. xx repairs and damages have been found.
xx borrower xx E xx has been working at xx as a xx/xx for XX years.

xx:xx:xx	xx is xx fixed rate mortgage with P&I of $X,XXX.XX with the rate of interest X.xx% and a maturity date of xx/xx/XXXX. xx P&I as per payment history is $X,XXX.XX; however, there is a reduction in P&I with respect to xx data which seems that there would be a possible modification. xx, the modification agreement is missing from the loan file.	Mortgage Insurance	xx: xx: xx to xx: xx LLC |---| |----| xx: xx: xx:
xx: xx of xx: xx: xx/xx/2021   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx:    xx: xx:
xx: xx P&I   xx: $1318.40   xx: $1416.77   xx: $-98.37   xx %: -6.xx%   xx:    xx: xx:
xx: xx: xx: xx/xx/2049   xx:    xx %:    xx:    xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.856%) is exceeded APOR (5.660%) by 1.196%. The APR threshold is 5.660% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.518%    Allowed: 5.470%    Over by: +0.048%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2017. CD dated xx/xx/2017 reflects Lender Credit at $3059.95, however, Revised LE dated 12/20/202017 reflects Lender Credit at $3060.00. This is decrease of $0.05 for fee which has 0% tolerance test."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.518%      Allowed: 5.470%     Over by: +0.048%"
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "This is FHA loan and required MI cert is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94218930	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,023.69	3.250%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	47.567%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx mortgage company, xx., A xx” for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is from xx xx recorded on xx/xx/XXXX.
xx active liens and judgments have been found against the borrower and subject property.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx per the comment dated xx/xx/XXXX, the borrower is unemployed and the borrower has been impacted by xx-XX. xx per the comment dated xx/xx/XXXX, the forbearance plan for X months began on xx/xx/XXXX till xx/xx/XXXX for the amount of $X,XXX.XX. xx per the comment dated xx/xx/XXXX, the forbearance plan has been extended till xx/xx/XXXX for the amount of $X,XXX.XX. xx per the comment dated xx/xx/XXXX, the COVID-19 deferral has been approved for next due date is xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the reason for default is excessive obligation. xx subject property is unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx per the final application, the borrower is working at xx, xx. as a xx from X.X years.
xx, the borrower is unemployed.

																																																																																	xx:xx:xx	xx	Origination Appraisal Right of Rescission	xx: xx: xx to determine xx: xx LLC |---| |----| xx: NA xx: xx: xx: xx: xx: $xx: xx %: xx: xx: xx: xx: xx in xx: xx: $xx: xx %: xx: xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.567%, the Borrower income was $9,170.00 and total expenses are in the amount of $4,361.86 and the loan was underwritten by AUS/DU (Locator# XX.pdf Pg# Page#10) and its recommendation is “Approve/Eligible” with a DTI of 47.567%."	* Missing Appraisal (Lvl 3) "Missing Final Appraisal report from the loan files." * Right of Rescission missing or unexecuted (Lvl 3) "Right of Rescission missing or un executed from the loan files."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19021302	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,203.57	$2,407.14	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,610.72	3.750%	360	xx	xx	Conventional	Fixed	Refinance	33.429%	33.429%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Secondary	Yes	Yes	No	812	802	41.396%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx xx” for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx assignments have been found.
xx is senior state tax lien against the borrower in the favor of “xx tax collector of the county of santa clara, state of xx” for the amount of $XX.XX recorded on xx/xx/XXXX.
xx installments of county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx installments of county taxes for the year of XXXX are past due (under XX days) in the amount of $X,XXX.XX on xx/xx/XXXX.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx per the comment dated xx/xx/XXXX, the subject property is located in FEMA disaster moratorium declared on xx/xx/XXXX for coronavirus disease XXXX pandemic starting on xx/xx/XXXX and the comment dated xx/xx/XXXX, FEMA moratorium has been expired. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working xx and xx asfrom X.XX years.

xx:xx:xx	xx	Initial Escrow Acct Disclosure Missing or incomplete ROR/RTC Origination Appraisal	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1432 (xx) |----| xx: NA xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx appraisal from the loan files   xx: xx:
xx: xx CLTV xx: 33.429%   xx: 38.644%   xx: -5.215%   xx %: -5.xx%   xx: xx appraisal from the loan files   xx: xx:
xx: xx LTV (OLTV)   xx: 33.429%   xx: 38.644%   xx: -5.215%   xx %: -5.xx%   xx: xx appraisal from the loan files   xx: xx:
xx: xx: 000000000000000   xx: 0XXXXXXXXXX0   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: 41.396%   xx: 70.930%   xx: -29.534%   xx %: -29.xx%   xx: NA   xx: xx:
xx: xx-xx per 1003   xx: 13.661%   xx: 23.410%   xx: -9.749%   xx %: -9.xx%   xx: NA   xx: xx:
xx: xx of xx: xx - xx: xx in xx/xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date xx/xx/2020 is more than 60 calendar days after the consummation date xx/xx/2019."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Finance charge disclosed on Final CD as $232,744.91 Calculated Finance Charge $233,053.00 for an under disclosed amount of $308.09  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $232,744.91 Calculated Finance Charge $233,053.00 for an under disclosed amount of $308.09  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Final Closing Disclosure dated xx/xx/2019. Initial LE dated xx/xx/2019 reflects Lender Credit at $1,055.00, however, Final CD dated xx/xx/2019 reflects Lender Credit at $00.00. This is decrease of $1,055.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow acct is missing from the loan files."
* Missing Appraisal (Lvl 3)     "Final Appraisal report is missing from the loan files."
																																																																																							* Missing or incomplete Right of Rescission (Lvl 3) "Right of Rescission is missing from the loan files."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, subject DTI exceeded GSE guidelines. Unable to rely on file and unable to calc ATR."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5629115	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,293.70	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,190.74	2.875%	360	xx	xx	Conventional	Fixed	Refinance	56.619%	56.619%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	744	813	39.779%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx, and xx and xx, and xx and xx’ which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘xx. dba xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx. dba xx’.
xx is state tax lien against the subject borrower in the amount of $XXX.XX which was recorded on xx/xx/XXXX in the favor of ‘xx, xx of the xx of xx, xx of xx’.
xx prior delinquent taxes have been found.
xx county taxes for XXXX have been paid off in the amount of $X,XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available.
xx per XXXX, borrower was working as xx at ‘xx’ from X years.

xx:xx:xx	xx	Origination Appraisal	xx: xx: xx/xx/2024 xx: xx/xx/2021 |---| 1456 (xx) |----| xx: NA xx: xx:
xx: xx CLTV xx: 56.619%   xx: 59.792%   xx: -3.173%   xx %: -3.xx%   xx: xx is missing from the loan files.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 4 (xx)   xx %:    xx: NA   xx: xx:
xx: xx LTV (OLTV)   xx: 56.619%   xx: 59.792%   xx: -3.173%   xx %: -3.xx%   xx: xx is missing from the loan files.   xx: xx:
xx: xx: 000   xx: XXXXXXXXXX00   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: 39.779%   xx: 39.841%   xx: -0.062%   xx %: -0.06200%   xx: NA   xx: xx:
xx: xx-xx per 1003 xx: 35.332% xx: 35.387% xx: -0.055% xx %: -0.05500% xx: NA xx: xx:	3: Curable	* Appraisal dated after closing (Lvl 3) "AS per tape date Appraisal dated after closing."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Finance charge disclosed on Final CD as $142,011.00 Calculated Finance Charge $142,444.16 for an under disclosed amount of $433.16.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $142,011.00 Calculated Finance Charge $142,444.16 for an under disclosed amount of $433.16.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Final Closing Disclosure dated xx/xx/2020. Revised LE#2  dated xx/xx/2020 reflects Lender Credit at $1,071.00, however, Final CD dated xx/xx/2020 reflects Lender Credit at $1,071.00. This is decrease of $1,071.00 ($0.20) for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "LPA cert date after note date"
* Missing Appraisal (Lvl 3)     "Appraisal is missing from the loan files."
																																																																																							* Settlement date is different from note date (Lvl 3) "Settlement date is different from note date."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90680162	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$907.97	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$822.55	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	797	812	37.150%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx xx, dated xx/xx/XXXX’ which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘xx. dba xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx. dba xx’.
xx active judgments/liens have been found against the subject property/borrower/owner.
xx prior delinquent taxes have been found.
xx county taxes for XXXX have been paid off in the amount of $XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx

xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available.
xx per XXXX, borrower was working as owner at ‘xx.’ from X years.

xx:xx:xx	xx	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1462 (xx) |----| xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -288 (xx)   xx %:    xx: xx reflects original appraisal date as xx/xx/2020.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -7.xx%   xx: xx reflects original appraisal value as xx.   xx: xx:
xx: xx: 00000000000   xx: X00000000000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 37.150%   xx: 37.217%   xx: -0.067%   xx %: -0.06700%   xx: xx-xx DTI per 1003 is as 37.150%.   xx: xx:
																																																																																				xx: xx-xx per 1003 xx: 23.485% xx: 23.527% xx: -0.042% xx %: -0.04200% xx: xx-xx per 1003 is as 23.485%. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Sellers tape reflects the following issue, Aged note, no investor take out."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57477068	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$893.80	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$804.43	3.990%	360		xx	xx		Conventional	Fixed		Cash Out	74.978%	74.978%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	797	812	37.221%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx and xx, xx, dated xx/xx/XXXX’ which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘xx. dba xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx. dba xx’.
xx active judgments/liens have been found against the subject property/borrower/owner.
xx prior delinquent taxes have been found.
xx county taxes for xx have been paid off in the amount of $XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available.

xx:xx:xx	xx	Credit Application Initial Escrow Acct Disclosure Missing or incomplete ROR/RTC	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1462 (xx) |----| xx: NA xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -303 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: $xx: $xx: $-xx %: -7.xx%   xx: xx document (xx-xx pg# 366) reflects appraised amount $225,000.00   xx: xx:
xx: xx: 000000000000 xx: X00000000000 xx: xx %: xx: NA xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final application hand signed by borrower is missing from loan document."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow acct is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue "Aged note, no investor take out" supporting documents to validate the issue is missing from loan documents."
																																																																																							* Missing or incomplete Right of Rescission (Lvl 3) "Right of Rescission is missing from the loan files."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7209986	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,248.05	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$509.75	2.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Not Applicable	Not Applicable	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	796	Not Applicable	39.073%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender xx.
xx junior mortgage open against the subject property in the favor of xx in the amount of $X,XXX.XX  which was recorded on xx/xx/XXXX  with xx | xx/xx# xx.
xx combined annual taxes for the year of XXXX have been due in the amount of $X,XXX.XX.
xx combined annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.

xx prior year’s delinquent taxes have been found.

xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx review of collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination. xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx are no comments found related to the subject property condition.
xx time of origination xx is working in xx’s xx as a xx from X years and X months.

xx:xx:xx	xx	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1416 (xx) |----| xx: xx: xx:
xx: xx CLTV xx: 97.000% xx: 102.000% xx: -5.000% xx %: -5.00000% xx: "xx used for xx: $135,000.00 xx of xx(s): $00.00 xx: $129,010.00 CLTV = 97.00%. " xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2021. Revised LE#1 dated xx/xx/2021 reflect Flood Certification Fee at $10.00 However Initial CD dated xx/xx/2021 Flood Certification Fee at $10.25. and also Increased in Mortgage Broker fee at $10,000.00 Valid COC is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2021. Revised LE#1 dated xx/xx/2021 reflects Loan Origination Fee at $2,580.00. However, Initial CD dated xx/xx/2021 reflects Loan Origination Fee at $2,580.20 This is fee increase of $0.20 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2021. Revised LE#1 dated xx/xx/2021 reflects Loan Origination Fee at $2,580.00. However, Initial CD dated xx/xx/2021 reflects Loan Origination Fee at $2,580.20 This is fee increase of $0.20 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, AUS invalid and undisclosed debts not included in DTI. While they may be a non applicant spouse, we do not have details. Unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56046849	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,008.30	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,385.04	3.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	716	777	49.825%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX-xx have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx per the comment dated xx/xx/XXXX, the subject property is located in FEMA disaster area was declared on xx/xx/XXXX. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx  as a teacher from X.XX years.

xx:xx:xx	xx	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1403 (xx) |----| xx: xx: xx:	4: Unacceptable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.825%, the Borrower income was $9,664.08 and total expenses are in the amount of $2,176.60 + $2,638.53 and the loan was underwritten by AUS/DU (Locator#) and its recommendation is “Approve/Eligible” with a DTI of 49.825%"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $203,433.24 Calculated Finance Charge $203,933.24 for an under disclosed amount of $500.00 Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $203,433.24 Calculated Finance Charge $203,933.24 for an under disclosed amount of $500.00  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Revised LE#1 dated xx/xx/2020 reflect Flood Cert Fee at $10.00. However Initial CD dated xx/xx/2020 Flood Cert Fee at $10.25.  this is the Increased of $0.25 and Valid  COC is missing from the loan files."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Sellers tape reflects the following issue, Repurchased loan due to loan file documentation revealed an outstanding federal tax lien in the amount of $58,353, which was required to be paid off at or prior to closing. The loan documentation did not contain any evidence that the lien had been satisfied. In addition, a sexx of public records revealed the pre-foreclosure sale that was completed on December 28,2017. The lender is required to verify that a sufficient time has elapsed since the significant derogatory credit event(s). The subject loan disbursed on September 11, 2020. The required waiting period was not met. Supporting document to validate the issue is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35218749	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$304.70	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,225.54	3.250%	360	xx	xx	Conventional	Fixed	Purchase	88.000%	91.520%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	48.635%	First	Final policy	Not Applicable	$11,264.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx” for the amount of $XXX,XXX.XX.
xx are X junior mortgage was found, first with the lender “xx and xx” recorded on xx/xx/XXXX for the amount of $XX,XXX.XX and second with the favor of “xx” recorded on xx/xx/XXXX for the amount of $XX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and due in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx.com xx LLC as an aroa manager, operations from X.X years.

xx:xx:xx	xx	xx: xx: xx/xx/2024 xx: xx/xx/2021 |---| 1401 (xx) |----| xx: xx: xx:
xx: xx CLTV xx: 91.520%   xx: 102.145%   xx: -10.625%   xx %: -10.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 48.635% xx: 49.241% xx: -0.606% xx %: -0.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $31.00 on final CD dated xx/xx/2020.
The provided final CD reflects the cumulative Fees in B section increased of 25.500% with the amount of $31.00 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $31.00 on final CD dated xx/xx/2020.
The provided final CD reflects the cumulative Fees in B section increased of 25.500% with the amount of $31.00 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.63% as the Borrower’s income is $3,958.33 and total expenses are in the amount of $1,925.13. and the loan was underwritten by AUS/DU (Locator# XX) and its recommendation is “Approve/Eligible” and DTI is showing in it as 48.63%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, AUS invalid. BWR has 2 subordinated financings, one of which for $34K was not included in DTI. Unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55193301	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,204.92	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$643.28	3.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	16.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	687	Not Applicable	29.199%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx” for the amount of $XXX,XXX.XX.
xx is junior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “xx” for the amount of $X,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx-xx e-commerce as a xx load from X.X years.

xx:xx:xx	xx	Transmittal (1008)	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1411 (xx) |----| xx: xx: xx:
xx: xx CLTV xx: 95.000%   xx: 98.800%   xx: -3.800%   xx %: -3.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 29.199%   xx: 33.091%   xx: -3.892%   xx %: -3.xx%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 21.015% xx: 24.908% xx: -3.893% xx %: -3.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.480%) is exceeded APOR (4.210%) by 0.270%. The APR threshold is 4.210% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL     Charged: 4.480%      Allowed: 4.210%      Over by: +0.270%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $256.25 on final CD dated xx/xx/2021. There is a total fee increased of $256.25 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL       Charged: 4.480%      Allowed: 4.210%      Over by: +0.270%"
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the original Investor (FL Housing) rejected the loan for purchase due to invalid AUS Findings - AUTOMATED UNDERWRITING: FINDINGS ERROR: Loan was approved though LP as (Home Possible or N/A) which isn't accepted in this HFA's bond program. Only Home Possible Advantage for HFAs is accepted."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "A copy of final 1008 is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32520984	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,961.84	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,671.04	2.875%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	30.524%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx” for the amount of $XXX,XXX.XX.
xx is an active mortgage prior to the subject xx, in the favor of xx recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx of xx-xx of xx as a xx from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1403 (xx) |----| xx: xx: xx:
xx: xx: $xx: $xx: $-xx %: -16.xx%   xx: xx report dated xx/xx/2020 reflects the appraised value as $xx   xx: xx:
xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: -5 (xx) xx %: xx: xx reflects the xx as xx/xx/2021. xx: xx:	3: Curable	* Appraisal Value (Lvl 3) "Appraisal report in the loan file reflects appraised value as $xx however AUS/LP dated xx/xx/2021 reflects appraised value as $xx"
* Loan does not conform to program guidelines (Lvl 3)     "Comments from Bank Tape:- The value was submitted higher and then came in much lower and was not changed in the system to the lower value in UW, prior to CTC. The loan closed with the wrong LTV and now the LTV is much over 80%. This was approved with a value of xx. The appraisal shows $xx."
																																																																																							* The final 1008 is missing (Lvl 3) "Transmittal summary in the loan file reflects total primary housing expenses as $2,806.87 however final loan application dated xx/xx/2021 reflects $1,989.79."		* Missing or error on the Rate Lock Document (Lvl 1) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53745518	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$676.19	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$503.05	3.125%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	32.974%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx is senior credit card judgment against the borrower in the favor of xx for the amount of $XXX.XX recorded on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%.

xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx per the comment dated xx/xx/XXXX, the subject property is owner occupied. xx reason for default is unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx, P.C. / xx as xx from X.X years.

xx:xx:xx	xx	Mortgage Insurance	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1408 (xx) |----| xx: NA xx: xx:
xx: xx CLTV xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx used for xx: $119,600.00. xx of xx(s): $0.00. xx: $117,433.00. CLTV = 98.188%.   xx: xx:
xx: xx LTV (OLTV) xx: 98.188% xx: 96.500% xx: 1.688% xx %: 1.xx% xx: xx used for xx: $119,600.00. xx: $117,433.00. LTV = 98.188%. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "Repurchased loan due to loan being Uninsurable - Loan was not approved through TOTAL Scorecard. AUS was not run through DU or LP prior to final approval." To Validate the above issue related doc are missing from the loan documents."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI Cert is missing in the loan file."		* Cash out purchase (Lvl 1) "Final CD dated xx/xx/2020 reflects cash to borrower $2.60."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75823435	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,088.42	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,114.63	3.125%	360	xx	xx	FHA	Fixed	Purchase	98.189%	101.134%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	660	726	44.997%	First	Final policy	Not Applicable	$7,806.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx., DBA xx” for the amount of $XXX,XXX.XX.
xx is junior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “xx of the city of xx, xx” for the amount of $X,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx is UCC statement against the borrower in the favor of xx, xx. recorded on xx/xx/XXXX.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and due in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx as xx from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx of xx: 2 xx: 1 |---| 1 |----| 100.00000% xx: NA xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is escrowed & escrow disclosure is available in the file.   xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1428 (xx)   xx %:    xx: NA   xx: xx:
xx: xx CLTV xx: 101.134%   xx: 99.446%   xx: 1.688%   xx %: 1.xx%   xx: xx used for xx: $265,000.00. xx of xx(a): $7,806.00. xx: $260,200.00. CLTV =101.134%.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -4 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: xx used for xx: $265,000.00. xx: $260,200.00. LTV =101.134%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.997%   xx: 59.397%   xx: -14.400%   xx %: -14.xx%   xx: xx per 1003 equals $6,787.29. xx subject property PITIA equals $1,441.03. xx other monthly payments $1,613.06. DTI = 44.997%.   xx: xx:
xx: xx: 358 xx: 359 xx: -1 xx %: -0.xx% xx: NA xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Comments from Bank Tape:- Defect: FHA - not eligible for insuring. Co- Borrower passed away. Loan ineligible as her income was used to qualify. Once her income and debts are removed DTI is at 59.397 which exceeds maximum. " Co-BWR passed away after closing so technically, the DTI at time of origination was accurage."
* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from loan document."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.71% as the Borrower income was $6,787.29 and total expenses are in the amount of $3,054.09 per AUS/DU (Locator#XXpdf pg#47) and its recommendation is “Approve/Eligible with 45.00%.”."	* Cash out purchase (Lvl 1) "Final CD dated xx/xx/2020 reflects cash to borrower as $116.78."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 1) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52365067	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,507.52	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$419.86	9.490%	120	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/23/2019	$24,925.62	Not Applicable	6.000%	$276.73	11/01/2019	Financial Hardship	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with lender “xx.”
xx active judgments/liens have been found in the updated title report against the borrower/subject property.
xx combined taxes for the year XXXX have been paid in full in the amount of $X,XXX.XX on xx/xx/XXXX.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XXxx current interest rate is X.XX% with P&I in the amount of $XXX.XX.	xx:xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX.xx current unpaid principal balance according to payment history is in the amount of $XXxx current interest rate is X.XX% with P&I in the amount of $XXX.XX.
xx information have been found regarding the current employment, job type and length of employment. xx evidences have been found regarding the foreclosure and bankruptcy process. xx visible damages have been found regarding the subject property.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new P&I in the amount of XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx: xx: xx/xx/2011 xx: xx/xx/2011 |---| 2 (xx) |----| xx: xx is xx/xx/2011 xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 28 (xx)   xx %:    xx: xx is xx/xx/2021   xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $0.51   xx %: 0.00157%   xx: xx is $32,466.51   xx: xx:
xx: xx P&I   xx: $419.86   xx: $276.73   xx: $143.13   xx %: 51.xx%   xx: xx P&I is $419.86   xx: xx:
xx: xx: 9.xx% xx: 6.00000% xx: 3.xx% xx %: 3.xx% xx: xx is 9.4900% xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "The initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69339392	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$702.24	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$919.69	11.180%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx, xx. in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with xx#xx.

xx chain of assignment has been completed. xx current assignment of mortgage is with xx xx as trustee of xx A which was recorded on xx/xx/XXXX.

xx are two civil judgments against the borrower xx E. xx. xx Xst civil judgment in the favor of J. L. xx., xx. in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX and Xnd civil judgment in the favor of xx of xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.

xx city Xst installment taxes for the year XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and Xnd installment taxes are due in the amount of $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX current UPB reflected is in the amount of $XX	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX which was applied to xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX current UPB reflected is in the amount of $XX xx collection comment dated xx/xx/XXXX states the reason for default is distant employment transfer. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx comments have been found regarding the subject property condition.
xx:xx:xx to the PACER, the borrower xx, xx. had filed for bankruptcy under chapter-XX with case#xx on xx/xx/XXXX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XX,XXX.XX and the value of the collateral is $XX,XXX.XX; therefore, there is unsecured portion of $X,XXX.XX. xx POC was not filed until the case is dismissed. xx case was dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx is conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest XX.XXX% and a maturity date of xx/xx/XXXX. xx current P&I as per payment history is the $XXX.XX and current rate of interest is X.XXX%. xx, there is a reduction in P&I and rate of interest with respect to xx data which seems that there would be a possible modification. xx, the modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx: xx: xx/xx/2009 xx: xx/xx/2009 |---| 11 (xx) |----| xx: xx per note, the first payment date is xx/xx/2009. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 29 (xx)   xx %:    xx: xx payment received date is unavailable.   xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $0.98   xx %: 0.00102%   xx: xx per note, the xx balance is $95,216.98   xx: xx:
xx: xx P&I   xx: $919.69   xx: $665.43   xx: $254.26   xx %: 38.xx%   xx: xx per note, the original stated P&I is $919.69.   xx: xx:
xx: xx: 11.xx%   xx: 6.00000%   xx: 5.xx%   xx %: 5.xx%   xx: xx per note, the original xx is 11.180%.   xx: xx:
xx: xx:
xx: xx: xx: xx/xx/2038 xx: xx %: xx: xx per note, the stated maturity date is xx/xx/2039. xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of amount financed are missing in the loan file."	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The subject property appraisal report at origination is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45333267	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$330.69	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$411.14	11.190%	240	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX with lender xx, xx. on xx/xx/XXXX with xx# XXX / XXXin the amount of $ XX,XXX.XX.

xx of the assignment is complete.

xx active judgments or liens found.

xx combined annual taxes of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx combined annual taxes of XXXX have been exempted.

xx prior delinquency taxes are found.	xx to the review of payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX UPB reflected in the amount of $XX
xx:xx current status of the loan is performing.
xx to the review of payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX UPB reflected in the amount of $XX
xx reason for default is unable to be determined.
xx per collection comment, the subject property is owner-occupied.
xx comments have been found regarding the damaged.
xx comments have been found regarding the litigation.

xx:xx:xx per PACER report, the borrower xx filed bankruptcy chapter-XX with case #xx on xx/xx/XXXX. xx case was discharged onXX/XX/XXXX and fully terminated onXX/XX/XXXX.	xx is a conventional fixed rate mortgage with a P&I of $XXX.XX and interest rate of XX.XXX% with maturity date of xx/xx/XXXX. xx current P&I as per payment history is $XXX.XX and rate of interest is X.XXX %. xx, the note original balance is $XX,XXX.XX and the payment history the principal balance is $XX.
xx there is a possible modification. xx the mod is missing from the loan file.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx: xx: xx/xx/2010 xx: xx/xx/2010 |---| 8 (xx) |----| xx: xx payment date is xx/xx/2010. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 29 (xx)   xx %:    xx: xx recevied date is xx/xx/2021.   xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $0.89   xx %: 0.00226%   xx: xx balanc eis $39,337.89.   xx: xx:
xx: xx P&I   xx: $411.14   xx: $392.60   xx: $18.54   xx %: 4.xx%   xx: P&I is 411.14.   xx: xx:
xx: xx: 11.xx%   xx: 3.xx%   xx: 7.xx%   xx %: 7.xx%   xx: xx is 11.19%.   xx: xx:
xx: xx: xx: xx/xx/2031 xx: xx %: xx: xx: xx:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. The appraisal report is missing from loan file. According to the seller's tape data, the subject property type is manufactured house. Final title policy is missing from the loan file. Also, the VIN# is not available in the legal description of the recorded mortgage.
Affidavit of affixation is missing from the loan file. However, the BPO report states, Mobile home has been identified on the subject property. Hence, it is unable to determine whether the home has been attached to the permanent foundation."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Application/1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "The Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The Initial Truth In Lending is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87168023	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$192.06	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$730.31	4.750%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# XXXXXX XXXX / XXX.
xx chain of assignment has been completed. xx the assignment is with xx  which was recorded on xx/xx/XXXX.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx Xst, Xnd, Xrd, Xth installments taxes for the year of XXXX have been paid in the total amount of $XXXX.XX.
xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX.
xx prior year’s delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic.
xx is no details regarding the borrower’s employment due to the final application is missing from the loan files.
xx are no comments found related to the subject property type and the condition.

xx:xx:xx	xx	Affiliated Business Disclosure
Final 1003_Application
Flood Certificate
Hazard Insurance
Initial 1003_Application
Missing DU/GUS/AUS
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	xx: xx #2 xx: xx: |---| |----| xx: xx #1 xx is as xx. xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx is as not applicable   xx: xx:
xx: xx: 000000000000000000000000   xx: CCCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000 xx: CCCCCCCCCCCCCCCCCCCCCCCC xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed RESPA "Government Recording Charges" (1201) Validation Test, Qualified Mortgage Balloon Payment Test, GSE (Freddie Mac public guidelines) Balloon Payment Test and GSE (Freddie Mac public guidelines) Amortization Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.804%) is exceeded APOR (4.590%) by 0.214%. The APR threshold is 4.590% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 4.804%    Allowed: 4.590%    Over by: +0.214%"
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 4.804%      Allowed: 4.590%     Over by: +0.214%"
* Initial Good Faith Estimate is Missing (Lvl 3)     "Initial Good Faith Estimate is missing from loan file"
* Initial Truth in Lending Disclosure is Missing (Lvl 3)     "Initial Truth in Lending Disclosure is missing from loan file"
* Missing Appraisal (Lvl 3)     "Appraisal report at the time of origination is missing in the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Missing AUS as required by guidelines"
* Missing Final 1003_Application (Lvl 3)     "Missing Final 1003 Application as per loan document"
* Missing Initial 1003_Application (Lvl 3)     "Missing Initial 1003 Application as per loan document"
* The final 1008 is missing (Lvl 3)     "The Final 1008 is missing from loan file"
* Transmittal (1008) is Missing (Lvl 3) "Transmittal (1008) is missing in the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan has failed TILA Right of Rescission Test as ROR is missing in the loan file."
* Missing flood cert (Lvl 2)     "Flood Certificate is missing in the loan file."
* Missing proof of hazard insurance (Lvl 2)     "Proof of Hazard Insurance is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Missing from loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission missing from loan file"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53515930	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,578.04	01/20/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,342.51	6.000%	120	xx	xx	Conventional	Fixed	Cash Out	73.443%	73.443%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/18/2019	$218,168.32	Not Applicable	6.000%	$1,342.51	08/18/2019	Financial Hardship	xx per the updated title report as of xx/xx/XXXX, the subject mortgage was recorded on xx/xx/XXXX with the xx for the amount of $XXX,XXX.XX.
xx chain of assignment is currently with xx.
xx is a xx against the borrower xx which was recorded on xx/xx/XXXX in the amount of $XXXX.XX in the favor of xx, xx.
xx is an IRS lien open against the borrower xx recorded on xx/xx/XXXX in the amount of $xx in the favor of the xx of xx.
xx county tax for the year XXXX is paid in the amount of $X,XXX.XX.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.

xx:xx to the review of the servicing comments, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx information pertaining to bankruptcy has been found.
xx per the BPO report dated xx/xx/XXXX located at “xx”, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:xx foreclosure was initiated. xx foreclosure was referred to an attorney on xx/xx/XXXX and the complaint was filed on xx/xx/XXXX; however, the foreclosure file was put on hold as the loan was approved for loss mitigation on xx/xx/XXXX,the loan was modified on xx/xx/XXXX.
xx:xx	xx loan modification agreement was made on xx/xx/XXXX between xx M. xx, xx, and xx P. xx, and xx. xx new principal balance amount is $XXX,XXX.XX. xx borrower promised to pay with the rate of interest X.XX% and the P&I is $X,XXX.XX which was beginning from xx/xx/XXXX to the maturity date xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Right of Rescission	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A xx: xx:
xx: xx: 120   xx: 457   xx: -337   xx %: -73.xx%   xx: xx per the note, the loan maturity term months is 120.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx/xx/2009   xx: xx/xx/2006   xx: 982 (xx)   xx %:    xx: appraial report is missing.   xx: xx:
xx: xx: 0MMMMMMMM0M0M0M0M00000MM   xx: XXXXXXXXXXXXXXXXXXXXXCCC   xx:    xx %:    xx: xx payment history string is 00000000000000000000000.   xx: xx:
xx: xx: MM00000M0M0M0M0MMMMMMMM0 xx: CCCXXXXXXXXXXXXXXXXXXXXX xx: xx %: xx: xx payment history string is 00000000000000000000000. xx: xx:	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost-note affidavit dated xx/xx/2020 was found at location " affidavit of lost promissory note.pdf" showing original note was misplaced, lost or destroyed."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE failed to moderate due to the following tests.
TILA APR test.
TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $126,432.39. The disclosed finance charge of $125,831.50 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data $125,831.50 Comparison Data $126,432.39 Variance -$600.89.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $126,432.39. The disclosed finance charge of $125,831.50 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $125,831.50 Comparison Data $126,432.39 Variance -$600.89."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62731482	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,755.96	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,736.85	4.750%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Unavailable	Unavailable	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, N.A..
xx of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xrd and Xth installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xnd installment taxes for the year of XXXX have been due in the amount of $XXXX.XX.

Xst installment utility charges for the year of XXXX have been paid in the amount of $XXX.XX
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx comments have been found stating the borrower’s income was impacted by xx. xx repairs and damages have been found.

xx:xx:xx	xx	Affiliated Business Disclosure
Credit Application
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing DU/GUS/AUS
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Mortgage Insurance	xx: xx #2 xx: xx: |---| |----| xx: xx: xx:
xx: xx: xx: xx, < 60 xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: XXXXXXXXXXXXXXXXXXXXXXXC   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: CXXXXXXXXXXXXXXXXXXXXXXX xx: xx %: xx: xx: xx:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "CE could not be run as final CD is missing. Property is located in the State of NJ."	* Application Missing (Lvl 3) "Final Application is missing from Loan Document."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing in the loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "MI is missing from Loan Document."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU is missing from Loan Document."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 is missing from Loan Document."
* Missing Required Disclosures (Lvl 3)     "Missing Settlement Services Provider List."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from Loan Document."	* Missing flood cert (Lvl 2) "Flood Certificate is missing from Loan Document."
* Missing Initial LE (Lvl 2)     "Initial L E is missing from Loan Document."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate Lock agreement is missing from Loan Document."
* Missing proof of hazard insurance (Lvl 2)     "Hazard Insurance is missing from Loan Document."
																																																																																								* The final 1008 is missing (Lvl 2) "Final 1008 is missing from Loan Document."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33668036	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,264.40	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$639.52	4.250%	360	xx	xx	Conventional	Fixed	Refinance	33.163%	33.163%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report as of xx/xx/XXXX the subject mortgage is at first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX.
xx of assignment is complete as the current assignee is xx.
xx is a junior mortgage in the amount of $XX,XXX.XX
xx active judgments or liens have been found.
xx annual tax is $XX,XXX.XX.
xx history as of xx/xx/XXXX shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.
xx evidence of post-closing foreclosure or bankruptcy has been found. xx evidence of damage or repair on subject property has been found. xx RFD has been found in the latest XX months servicing comment.
xx:xx:xx	xx	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx: xx #2 xx: xx: |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: XXXXXXXXXXXXXXXXXXXXXXXC   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000 xx: CXXXXXXXXXXXXXXXXXXXXXXX xx: xx %: xx: xx: xx:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State (New Jersey) which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* Good Faith Estimate missing or unexecuted (Lvl 3) "Final GFE is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD and Fee itemization are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6500137	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$405.17	4.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.501%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx.
xx of assignment has been completed. xx, the mortgage is with HVRML xx XXXX-X which was recorded on xx/xx/XXXX.
xx is a junior mortgage in the amount of $XXXX which was recorded on xx/xx/XXXX in the favor of xx of xx, a xx municipal corporation.
xx active judgments or liens have been found.
xx taxes information is not mentioned.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx per the comment dated xx/xx/XXXX, the RFD is unemployment. xx further details have been found.
xx borrower xx S. xx has been working at xx health xx as a xx/ xx for X months

xx:xx:xx	xx	Affiliated Business Disclosure
Good Faith Estimate
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Disclosures
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal	xx: xx #2 xx: xx: |---| |----| xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: CCCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: CCCCCCCCCCCCCCCCCCCCCCCC xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed PA License Validation Test.

The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed PA License Validation Test."
* Document(s) Required by AUS Missing from Loan file (Lvl 3)     "AUS Document is missing From the Loan Documents"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "homeownership Counseling Organizations Disclosure is missing From the Loan Documents"
* Missing Appraisal (Lvl 3)     "Appraisal Document is missing from the Loan Documents"
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 Application Document is missing from the Loan Documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the Loan Documents"
* Missing Required Disclosures (Lvl 3)     "Settlement Service Providers List is missing from the Loan Documents."
* The final 1008 is missing (Lvl 3) "Final 1008 Transmittal Summary is missing From the Loan Documents"	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final Good Faith Estimate Document is missing from the Loan Documents"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure Document is missing from the Loan Documents"
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial Good Faith Estimate Document is missing from the Loan Documents"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial Truth In Lending Disclosure Document is missing from the Loan Documents"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice Of Servicing Transfer Document is missing From the Loan Documents"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Document is missing from the Loan Documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16397502	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,800.04	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$702.32	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	56.000%	56.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	645	Not Applicable	35.396%	First	Final policy	Not Applicable	Not Applicable	05/06/2020	$150,533.29	Not Applicable	3.250%	$655.13	06/01/2020	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx.
xx chain of assignment has been completed. xx the assignment is with xx xx which was recorded on xx/xx/XXXX.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx Xst, Xrd, Xth installments taxes for the year of XXXX/XXXX have been paid in the total amount of $XXXX.XX.
xx Xnd installment taxes for the year of XXXX have been due in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx modification agreement was made between the borrower xx A. xx  unmarried with the xx the xx on xx/xx/XXXX.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic.
xx the time of origination xx is working in NJ  as a xx from X year.
xx are no comments found related to the subject property type and the condition.

xx:xx:xx	xx modification agreement was made between the borrower xx A. xx unmarried with the xx the xx on xx/xx/XXXX. xx new modified principal balance is $XX. xx borrower promises to pay the monthly P&I of $XXX.XX with an interest rate X.XXX %; beginning from xx/xx/XXXX till the maturity date is xx/xx/XXXX.	Affiliated Business Disclosure	xx: xx #2 xx: xx: |---| |----| xx: xx is no 2nd xx on final application and final note. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: XXXXXXXXXXXXXXXXXXXXXXXC   xx:    xx %:    xx: xx payment history string xx.   xx: xx:
xx: xx: xx: CXXXXXXXXXXXXXXXXXXXXXXX xx: xx %: xx: xx payment history string reversed xx. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised LE#1 dated xx/xx/2016. Initial LE dated xx/xx/2016 does not reflects Lock in Fee. However, Revised LE#1 dated xx/xx/2016 reflects Lock in Fee at $750.00 This is fee increase of $750.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised CD#1 dated xx/xx/2016. Initial CD dated xx/xx/2016 does not reflects Price Level Adjustment. However, Revised CD#1 dated xx/xx/2016 reflects Price Level Adjustment at $1,155.00. This is fee increase of $1,155.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Prohibited Fees Test: Loan Data $1,165.00, Comparison Data $0.00 and Variance +$1,165.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised CD#1 dated xx/xx/2016. Initial CD dated xx/xx/2016 does not reflects Price Level Adjustment. However, Revised CD#1 dated xx/xx/2016 reflects Price Level Adjustment at $1,155.00. This is fee increase of $1,155.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling disclosure is missing in the loan files."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Missing affiliate disclosure from the loan files."			Moderate	Pass	Pass	No Result	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96121866	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$313.22	01/14/2025	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$857.55	8.600%	360	xx	xx	Conventional	Fixed	Cash Out	84.848%	84.848%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	617	590	29.872%	First	Short Form Policy	Not Applicable	Not Applicable	08/08/2016	$132,066.38	Not Applicable	8.600%	$1,115.85	10/01/2016	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with “lender” xx of xx, xx for the amount of $XXX,XXX.XX and it was recorded on xx/xx/XXXX.
xx chain of assignments has been completed. xx latest assignment is with xx which was recorded on xx/xx/XXXX.
xx are two IRS liens open against the borrower xx xx in the favor of the xx of xx for the total amount of $XX,XXX.XX which were recorded on xx/xx/XXXX and xx/xx/XXXX.
xx is a state tax lien open against the borrower xx  in the favor of the xx of xx for the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx combined taxes for the year XXXX have been paid on xx/xx/XXXX for the amount of $XXX.XX.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.X%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.

xx:xx to the review of the servicing comments, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.X%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx per servicing comment dated xx/xx/XXXX. the reason for the default of the borrower was the curtailment of income; however, no comments related to the COVID-19 have been found.
xx information pertaining to bankruptcy has been found.
xx per the BPO report located at “xx”, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:
xx per the review of the servicing comments, the foreclosure was initiated. xx foreclosure file was referred to an attorney on xx/xx/XXXX and the foreclosure sale date was scheduled for xx/xx/XXXX; however, the foreclosure file was put on hold as the borrower reinstated her account by paying off the due amount of $XX,XXX.XX.

xx:xx	xx loan modification agreement was made between xx D. xx and xx W. xx and lender LLP xx on xx/xx/XXXX. xx new modified rate is X.XXX% and the borrower promises to pay P&I in the amount of $X,XXX.XX beginning of xx/xx/XXXX. xx new principal balance is $XX. xx maturity date is xx/xx/XXXX.	Affiliated Business Disclosure Missing Required State Disclosures Note Notice of Servicing Transfer	xx: xx of xx: xx/xx/2016 xx: xx/xx/2016 |---| -24 (xx) |----| xx: xx per tape xx doc date is xx/xx/2016 but its xx/xx/2016. xx: xx:
xx: xx: 360   xx: 264   xx: 96   xx %: 36.xx%   xx: xx per tape loan ori. maturity term is 264 but its 360.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx per tape xx. xx potential is xx but its not applicable.   xx: xx:
xx: xx: xx/xx/2008   xx: xx/xx/2008   xx: -5 (xx)   xx %:    xx: xx per tape original xx date is xx/xx/2008 ut its xx/xx/2008.   xx: xx:
xx: xx: xx: xx/xx/2008   xx:    xx %:    xx: xx document is missing.   xx: xx:
xx: xx: xx: 9369FFFC369FFF99FFFFF6CC   xx:    xx %:    xx: xx per tape PH string is "9369FFFC369FFF99FFFFF6CC"xx its "xx".   xx: xx:
xx: xx: xx: CC6FFFFF9FFFF963CFF69639   xx:    xx %:    xx: xx per tape PH string reverse is "CC6FFFFF9FFFF963CFF69639" xx its "xx"   xx: xx:
xx: xx: xx: xx: xx %: xx: xx is prepayment rider. xx: xx:	3: Curable	* Note is missing or unexecuted (Lvl 3) "Original note document is missing from the loan file; however, the loan was modified on xx/xx/2016 with the modified principal balance $132,066.38 and new maturity date is xx/xx/2038."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE failed to moderate due to the TILA Foreclosure Rescission Finance Charge Test and Prepayment Term Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Prepayment Term Test: FAIL Loan Data 36Months Comparison Data 0Months Variance 36Months."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $205,054.17. The disclosed finance charge of $205,014.42 is not considered accurate for purposes of rescission because it is understated by more than $35
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $205,014.42 Comparison Data $205,054.17 Variance -$39.75."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at "Alabama" state. The "Choice of Insurer" state disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23978209	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,095.38	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$778.01	4.375%	360	xx	xx	VA	ARM	Refinance	89.043%	89.043%	Unavailable	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/01/2020	$150,663.31	Not Applicable	3.500%	$676.55	01/01/2021	Financial Hardship	xx updated title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx & xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx current assignment is with the lender xx which was recorded on xx/xx/XXXX. xx is an active judgment against the borrower xx A xx II in the amount of $X,XXX.XX in favor of xx, xx which was recorded on xx/xx/XXXX. xx first installment count taxes for the year of XXXX have been paid xx/xx/XXXX and the second installment taxes are due on xx/xx/XXXX each in the amount of $X,XXX.XX. xx prior years delinquent taxes have been found.	xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.

xx:xx to the review of the servicing comments, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
 xx per the comment dated xx/xx/XXXX, the borrower's income was impacted due to the COVID-19. xx borrower was approved for the loan modification and the first modified payment was started on xx/xx/XXXX. xx further details have been found.
xx foreclosure activity has been found.
xx per the BPO report dated xx/xx/XXXX located at “xx”, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:xx:xx to the PACER report, the borrowers “xx, II and xx” had filed for bankruptcy under xx-XX with case# xx on xx/xx/XXXX, and the plan was confirmed xx/xx/XXXX. xx POC was filed by the creditor xx, xx on xx/xx/XXXX with the POC amount of $XXX,XXX.XX and the amount of arrearage is $X,XXX.XX. xx per the order confirming the chapter XX plan the debtor was supposed to pay to the trustee arrearage in the amount of $X,XXX.XX for the period of XX months for the total amount of $XX,XXX.XX to the trustee. xx comment has been found indicating a cram-down. xx MFR was filed on xx/xx/XXXX. xx last filing date of bankruptcy was xx/xx/XXXX.	xx loan was modified between borrower xx A xx II and the lender xx, LLC on xx/xx/XXXX. xx per this modification agreement, the new principal balance is $XX, and the borrower promise to pay principal and interest in the amount of $XXX.XX with a rate of X.XXX %. xx first payment was started on xx/xx/XXXX and the maturity date is xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx: xx #2 xx: xx: |---| |----| xx: NA. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx/xx/2009   xx: xx/xx/2003   xx: 2019 (xx)   xx %:    xx: xx report is missing.   xx: xx:
xx: xx: 00MM0MMMMMMMMMM211M00000   xx: 9999999999999999999999CC   xx:    xx %:    xx: xx payment history string is 00mm0mmmmmmm211m0000.   xx: xx:
xx: xx: 00000M112MMMMMMMMMM0MM00 xx: CC9999999999999999999999 xx: xx %: xx: xx payment history string reversed is 0000M112MMMMMMMMMMMMMMM0MM00. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "The CE failed to Elevated due to the loan origination Fee Test.
failed the loan origination fee test. FAIL
The loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount, or 1% of the unpaid principal balance if the loan is an Interest Rate Reduction Refinance Loan (IRRRL).
In addition to certain itemized fees and charges designated by VA guidelines, the lender may charge the veteran a flat charge not to exceed 1%. The lender's maximum allowable flat charge of 1% is intended to cover all of the lender's costs and services which are not reimbursable as "itemized fees and charges."
The seller, lender, or any other party may pay fees and charges, including discount points, on behalf of the borrower. VA regulations limit charges "made against or paid by" the borrower. They do not limit the payment of fees and charges by other parties.
Loan Origination Fee Test: FAIL Loan Data $2,253.75 Comparison Data $1,558.21 Variance +$695.54."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78359700	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,246.24	12/04/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$722.78	8.500%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Unavailable	No	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2016	$81,857.21	Not Applicable	3.875%	$384.92	09/01/2016	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with xx of xx. xx chain of assignment is complete. xx judgments and liens found pending are as follows: xx is active junior mortgage against subject property which is in the amount of $XXrecorded on xx/xx/XXXX and filed by xx xx. xx are XX junior civil judgments against borrower which is in the amount of $XX xx county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX. xx delinquent taxes have been found for the prior years.	xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XX,XXX.XX.	xx:xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XX,XXX.XX. xx to the comment dated xx/xx/XXXX the fire document has been received on xx/xx/XXXX. xx further information has been found. xx further information has been found.
xx:xx:xx	xx agreement was made between borrower and lender on xx/xx/XXXX. xx borrower has given promise to pay the UPB of $XX,XXX.XX with interest rate of X.XXX% with P&I of $XXX.XX with fixed amortized type and it began from the first payment date of xx/xx/XXXX that was to be ended with the maturity date of xx/xx/XXXX.	Credit Application Mortgage Insurance Origination Appraisal	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: CCCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000 xx: CCCCCCCCCCCCCCCCCCCCCCCC xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 (Application) is missing from the loan file."
* Cash out purchase (Lvl 2)     "This is cash out purchase transaction of $50.00"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is VA. MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is xx/xx/1996 and note date is xx/xx/1996."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54804299	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$114.32	$0.00	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$169.79	7.620%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	20.564%	First	Final policy	Not Applicable	Not Applicable	04/13/2016	$21,422.65	Not Applicable	3.875%	$163.23	06/01/2016	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX with xx, a xx, and it was recorded on xx/xx/XXXX.
xx chain of assignment is complete. xx loan is currently the assignment with xx, xx on xx/xx/XXXX.
xx active judgments or liens found
xx half county taxes of XXXX have been paid off in the amount of $XXX.XX on xx/xx/XXXX
xx half county taxes of XXXX are delinquent in the amount of $XXX.XX, with the good through date of xx/xx/XXXX.
xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XX,XXX.XX.	xx:xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XX,XXX.XX.
xx:xx:xx	xx agreement was made between borrower and lender on effective date of xx/xx/XXXX. xx borrower has given promise to pay the UPB of $XX,XXX.XX with interest rate of X.XXX% with P&I of $XXX.XX with fixed amortized type and it was beginning from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx: xx #2 xx: xx: |---| |----| xx: N/A xx: xx:
xx: xx: xx:   xx:    xx %:    xx: xx first name is xx: xx:
xx: xx of xx: xx/xx/2016   xx: xx/xx/2016   xx: -18 (xx)   xx %:    xx: xx date of last modification is xx/xx/2016.   xx: xx:
xx: xx: 360   xx: 171   xx: 189   xx %: 110.xx%   xx: xx original maturity term months is 360.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: XXCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx: PH string is 000000000011111112222MMM   xx: xx:
xx: xx: xx: CCCCCCCCCCCCCCCCCCCCCCXX xx: xx %: xx: PH string reversed is MMM222211111110000000000 xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is conventional and LTV is greater than 80%. The MI certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit  report is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NM State. The following state disclosures are missing from the loan file:
Freedom to Choose Insurance Company and Insurance Professional"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56466625	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,992.00	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,078.22	3.625%	360	xx	xx	Conventional	Fixed	Purchase	96.500%	96.500%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	36.907%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report as of xx/xx/XXXX the subject mortgage is at first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX. xx of assignment is complete as the current assignee is xx. xx is a junior xx tax line in the amount of $XXX.XX in favor of xx and xx which was recorded on xx/xx/XXXX. xx annual tax is $XX,XXX.XX.	xx history as of xx/xx/XXXX shows that the loan is XX months behind its regular payment. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is XX months behind its regular payment. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX. xx evidence of post-closing foreclosure has been found. xx evidence of damage or repair on subject property has been found. xx RFD has been found in the latest XX months servicing comment.
xx:xx:xx debtor (xx I xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx# xx. xx BK plan was confirmed on xx/xx/XXXX. POC was filed on xx/xx/XXXX with POC amount of $XXX,XXX.XX and arrearage of $XX,XXX.XX. xx to the debtor's chapter-XX plan which was filed on xx/xx/XXXX, the debtor shall make regular ongoing mortgage payment in the amount of $XXX.XX per month for XX months to the trustee starting from xx/xx/XXXX. xx is still in active BK.	xx	Affiliated Business Disclosure Final Title Policy Good Faith Estimate Notice of Servicing Transfer	xx: xx #2 xx: xx: |---| |----| xx: xx #2 xx is xx: xx:
xx: xx: $xx: $xx: $xx %: 122.xx%   xx: xx is xx: xx:
xx: xx: xx-xx: xx:    xx %:    xx: xx is xx-xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx? is xx: xx:
xx: xx: xx/xx/2012   xx: xx/xx/2011   xx: 331 (xx)   xx %:    xx: xx is xx/xx/2012   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx: xx:
xx: xx: xx: xx %: xx: xx is 76 xx: xx:	3: Curable	* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "Final Title Policy is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is failed for TILA Finance Charge Test and Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for the prohibited fees test. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA Finance Charge Test. The finance charge is $153,633.50. The disclosed finance charge of $153,268.50 is not considered accurate because it is understated by more than $100."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52503740	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,901.37	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$943.84	2.250%	360	xx	xx	VA	Fixed	Refinance	88.185%	88.185%	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	692	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with
MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment county taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the first payment is due for xx/xx/XXXX. xx payments have not been received. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx payments have not been received.xx RFD is unable to be determined. xx property is owner occupied.
xx borrower xx employment details have not been provided.

xx:xx:xx	xx	Missing or error on the Rate Lock Right of Rescission	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx: xx: xx: xx/xx/2025 xx: xx/xx/2021 xx: 1403 (xx) xx %: xx: xx: xx: xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Ce result is Moderate as this loan has failed TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and Charges That Cannot Increase Test, Charges That In Total Cannot Increase More Than 10% Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is $94,530.01 and allowed is $100,702.99 however it is undercharged by $6,172.98.

This loan has failed TILA APR Test
Disclosed APR is 2.301% Allowed is 2.488% Under Disclosed by 0.187%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2021 shows Points - Loan Discount Fee at $0.00 and Mortgage Broker Fee at $0.00, however Final CD dated xx/xx/2021 shows Points - Loan Discount Fee at $585.20 and Mortgage Broker Fee at $6,172.98. This is a fee increase of $6758.18 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Sellers tape reflect the following issue, VA not insurable (< 120 days seasoning)."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing in the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72221675	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,319.43	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,306.77	2.250%	360	xx	xx	VA	Fixed	Refinance	97.676%	97.676%	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “xx, xx” for the amount of $XXX,XXX.XX.
xx is an active mortgage prior to the subject xx, in the favor of MERS as nominee for xx, xx dba theLender recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and due in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower’s employment details are unable to be determined.

xx:xx:xx	xx	Credit Report	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx: xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: 35 (xx) xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is moderate as this loan has failed Charges That In Total Cannot Increase More Than 10% Test and Charges That Cannot Increase Test"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Points - Loan Discount Fee at $0.00 and Broker Compensation at $0.00, however Final CD dated 1./15/2021 shows Points - Loan Discount Fee at $88.89 and Broker Compensation at $7,691.99. This is a fee increase of $7807.16 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has failed Charges That In Total Cannot Increase More Than 10% Test.
Comparable Fee Amount is $550.00 and Final Fee Amount is $1,400.00 the difference is of $850.00 which is greater than 10%."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "VA not insurable (< 120 days seasoning)"	* Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18319973	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,323.41	$2,369.84	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,289.51	2.250%	360	xx	xx	VA	Fixed	Refinance	Not Applicable	Not Applicable	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	699	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx, xx.” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx is senior state tax lien against the borrower in the favor of xx of xx and xx for the amount of $X,XXX.XX recorded on xx/xx/XXXX.
xx installments of county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx installments of county taxes for the year of XXXX are delinquent in the amount of $X,XXX.XX on xx/xx/XXXX till good though dated xx/xx/XXXX.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has not been modified since origination. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is retired from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx CLTV xx: xx: 100.867% |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -4 (xx)   xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: xx: 100.867%   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test. FAIL
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $133,248.67. The disclosed finance charge of $128,605.74 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test is fail. Loan data is $128,605.74 and comparison data is $133,248.67. Hence, the variance is -$4,642.93.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $133,248.67. The disclosed finance charge of $128,605.74 is not considered accurate for purposes of rescission because it is understated by more than $35.

TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is $128,605.74 and comparison data is $133,248.67. Hence, the variance is -$4,642.93."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2021. Revised CD dated xx/xx/2021 reflects Lender Credit at $212.53, however, Initial LE dated xx/xx/2020 reflects Lender Credit at $715.00. This is decrease of $502.47 for fee which has 0% tolerance test.

TRID fee violation for $66.60 due to fee increase greater than a 10% increase in “creditor's provider fees” in Section E for a Recording Fee ($66.60 )."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement signed by the Borrower is missing from the Loan Documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39996402	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,590.38	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,586.66	2.250%	360	xx	xx	VA	Fixed	Refinance	Unavailable	Unavailable	Streamline Refinance	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx, xx.” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx is senior civil judgment against the borrower in the favor of xx and xx recorded on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx per seller tape data, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx history is missing. xx to be determined the current P&I and the interest rate. xx unpaid principal balance is reflected in the amount of $XX.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx history is missing. xx to be determined the current P&I and the interest rate. xx unpaid principal balance is reflected in the amount of $XX. xx loan has not been modified since origination. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is retired from X.XX years.

xx:xx:xx	xx	Credit Report Transmittal (1008)	xx: xx CLTV xx: xx: 101.002% |---| |----| xx: xx missing xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -4 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021   xx: xx:
xx: xx LTV (OLTV)   xx: xx: 101.002%   xx:    xx %:    xx: xx missing   xx: xx:
xx: xx of xx: xx - xx: xx-xx: xx %: xx: xx 1003 xx of xx as 'xx-xx'. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised CD dated xx/xx/2021. Initial LE xx/xx/2020  dated reflects Transfer Taxes at $150.00. However, Initial CD dated xx/xx/2021 reflects Transfer Taxes at $249.14. This is a fee increase of $99.14 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 3)     "The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised CD dated xx/xx/2021. Initial LE xx/xx/2020  dated reflects Transfer Taxes at $150.00. However, Initial CD dated xx/xx/2021 reflects Transfer Taxes at $249.14. This is a fee increase of $99.14 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Missing Transmittal summary from the loan files."	* Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38503045	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,074.46	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,561.05	2.375%	360	xx	xx	FHA	Fixed	Refinance	90.260%	90.260%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	639	Not Applicable	52.564%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx’ in the amount of $XXX,XXX.XX in favor of ‘xx, xx. dba xx.’ which was recorded on xx/xx/XXXX under xx# XXXX-xx.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx, xx. dba xx’
xx is xx estate lien against the subject property in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX under instrument# XXXX-xx in the favor of ‘xx of the xx of xx, xx of xx’.
xx are two state tax liens against the borrower in the total amount of $X,XXX.XX ‘xx A. xx, xx of xx, xx of xx’ which was recorded on xx/xx/XXXX and xx/xx/XXXX.
xx is IRS lien against the borrower in the amount of $XX,XXX.XX in the favor of ‘xx of the xx-xx’ which was recorded on xx/xx/XXXX.
xx is civil judgment against the borrower in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX in the favor of ‘xx’.
xx is civil judgment against the borrower in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX in the favor of ‘xx, xx’.
xx prior delinquent taxes have been found.
xx county taxes for XXXX are paid off in the amount of $X,XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available.
xx per XXXX, borrower was working as ‘xx’ at ‘xx’ from X years and X months.

xx:xx:xx	xx	Mortgage Insurance Notice of Servicing Transfer	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx: xx: xx: xx/xx/2025 xx: xx/xx/2021 xx: 1436 (xx) xx %: xx: xx: xx: xx: xx LTV (OLTV) xx: 90.260% xx: 88.708% xx: 1.552% xx %: 1.xx% xx: xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Loan approved as OO but may be NOO per tape. No further details provided."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. 6This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal."

4. This loan failed the revised closing disclosure delivery date test (no waiting period required)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $0.12 on revised PCCD dated xx/xx/2021.
An initial LE dated xx/xx/2020 reflects the Loan Discount Fee as $9,720.00, however, the revised PCCD reflected it as $9,720.12. There is a total fee increased of $0.12 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $0.12 on revised PCCD dated xx/xx/2021.
An initial LE dated xx/xx/2020 reflects the Loan Discount Fee as $9,720.00, however, the revised PCCD reflected it as $9,720.12. There is a total fee increased of $0.12 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "A copy of Notice of Servicing Transfer disclosure is missing from the loan file."
* Qualified Mortgage DTI exceeds 43% (Lvl 3)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.832% as the Borrower’s income is $6,054.52 and total expenses are in the amount of $3,182.48. and the loan was underwritten by AUS/DU (Locator#XX.pd  Page#01) and its recommendation is “Approve/Eligible” and DTI is showing in it as 52.56%."
																																																																																							* ROR Transaction date not consistent with Note and/or HUD (Lvl 3) "The transaction date is mentioned in ROR/NRTC as xx/xx/2020 but the Note/Closing date is xx/xx/2020."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, income calculation issues noted but details not available in file. Loan was approved at 52%. Unable to rely on docs in file and calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
816332	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,400.17	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,457.42	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	52.117%	52.117%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	714	49.077%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX for the amount of $XXX,XXX.XX with lender ‘xx. dba supreme xx’ which was recorded on xx/xx/XXXX under xx# xx.
 xx chain of assignment has been completed as the mortgage is currently with ‘xx. xx’
xx are no active judgments/liens have been found against the subject property/owner/borrower.
xx combined taxes for XXXX are paid off in the amount of $X,XXX.XX. xx prior delinquent taxes have been found.

xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX, the last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXXX. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX, the last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXXX. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 72 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -5 (xx)   xx %:    xx: xx note doc date xx/xx/2020   xx: xx:
xx: xx-xx DTI per 1003 xx: 49.077% xx: 54.511% xx: -5.434% xx %: -5.xx% xx: NA xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan has a qualified mortgage DTI of 49.077%. DU report located at pg. #18 reflects recommendation as Approve/Eligible at 49.08%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, undisclosed $795 auto loan would push DTI in excess of 60%. Loan was approved at 54%. Unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58518594	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,412.02	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,588.61	2.250%	360	xx	xx	VA	Fixed	Refinance	102.617%	102.617%	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	Not Applicable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX for the amount of $XXX,XXX.XX with lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
 xx chain of assignment has not been completed, no latest assignment has been found.
xx are no active judgments/liens have been found against the subject property/owner/borrower.
xx city taxes for the year XXXX are paid off in the amount of $XXXX.XX. xx prior delinquent taxes have been found.
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX. xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.
xx:xx:xx	xx	Initial 1003_Application Missing or error on the Rate Lock	xx: xx of xx: xx in xx/xx: xx-xx |---| |----| xx: xx reflect xx in xx/xx. xx(s) received no cash back at closing and paid off no liabilities. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing COC for Lender Credits Decrease on CD dated xx/xx/2020. LE dated xx/xx/2020 reflects a Lender Credits of $4,040.00, however, CD dated xx/xx/2020 does not reflects a Lender Credits."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue, "Did not meet VA seasoning. "Supporting document to validate the issue is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
																																																																																							* VA 26-6393 - VA Loan Analysis - Missing completed Section F -Disposition of Application and Underwriter Certification, Signature of Underwriter, date, and Final Action. (Lvl 3) "VA Loan Analysis is missing in the loan file."	* Missing Initial 1003_Application (Lvl 2) "Initial loan application is not signed by LO."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50769466	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$3,325.75	12/11/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$997.45	6.750%	360	xx	xx	FHA	Fixed	Purchase	99.215%	99.215%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	575	Not Applicable	46.393%	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2011	$151,226.71	Not Applicable	4.750%	$788.81	06/01/2011	Financial Hardship	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx which was recorded on xx/xx/XXXX under xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee DHI xx.

xx subject mortgage is at second lien position as there is one HOA xx against the subject property in favor of xx, xx., which was recorded on xx/xx/XXXX. xx subject property is located in xx. xx is risk that property can be getting foreclosed due to above unpaid lien. xx can be cured if above unpaid lien paid in full with unpaid interest and late charges.

xx annual xx for XXXX have been paid off in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan modification agreement was made on xx/xx/XXXX with xx. xx new principal balance is $XX. xx borrower promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.

xx borrower had filed the xx on xx/xx/XXXX under chapter XX with case number xx and plan was confirmed on xx/xx/XXXX. xx per the POC dated xx/xx/XXXX the amount of claim is $XXX,XXX.XX and amount of arrearage is $XX,XXX.XX. xx bankruptcy was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX. xx per trustees final report dated xx/xx/XXXX the debtor has paid off the arrears in the total amount $XX,XXX.XX.
xx:xx:xx borrower had filed the xx on xx/xx/XXXX under chapter XX with case number xx and plan was confirmed on xx/xx/XXXX. xx per the POC dated xx/xx/XXXX the amount of claim is $XXX,XXX.XX and amount of arrearage is $XX,XXX.XX. xx bankruptcy was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX. xx per trustees final report dated xx/xx/XXXX the debtor has paid off the arrears in the total amount $XX,XXX.XX.	xx loan modification agreement was made on xx/xx/XXXX with xx. xx new principal balance is $XX. xx borrower promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx: xx: xx: Chapter13 |---| |----| xx: updated as per review of available docs. xx: xx:
xx: xx: xx, < 60 xx: xx:    xx %:    xx: updated as per review of available docs.   xx: xx:
xx: xx of xx: xx/xx/2011   xx: xx/xx/2011   xx: 8 (xx)   xx %:    xx: updated as per review of available docs.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: updated as per review of available docs.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 19 (xx)   xx %:    xx: updated as per review of available docs.   xx: xx:
xx: xx: 360   xx: 403   xx: -43   xx %: -10.xx%   xx: updated as per review of available docs.   xx: xx:
xx: xx: xx/xx/2007   xx: xx/xx/2324   xx: -xx (xx)   xx %:    xx: updated as per review of available docs.   xx: xx:
xx: xx-xx DTI per 1003   xx: 46.393%   xx: 4639.300%   xx: -4592.907%   xx %: -4592.xx%   xx: updated as per review of available docs.   xx: xx:
xx: S&C xx: xx: xx/xx/2015 xx: xx %: xx: updated as per review of available docs. xx: xx:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This is FHA loan and the required MI Certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following State Disclosure is missing from the loan file. 1.TX Loan Agreement Notice 2.Commitment Requirement/Anti-Tying 3.TILA Disclosures in Spanish 4.Home Equity Consumer Disclosure 5.Home Equity Loan Interest and Fees Preclosing Disclosure   6.Home Equity Loan Copies of Documents 7.Home Equity Loan Rescission Notice 8.Fair Market Value of Homestead Property Acknowledgment 9.Home Equity Loan Notice of Address for Borrower Notification of Violation 10.Choice of Insurance Notice 11.Collateral Protection Insurance Disclosure 12.Non-Deposit Investment Product Disclosure Are there any promotional materials? 13.Insurance Solicitation/Post Commitment Requirement 14.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96645782	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$1,046.40	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$810.83	4.875%	360	xx	xx	VA	Fixed	Purchase	102.149%	102.149%	Full Documentation	No	xx	xx	0.500%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	625	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/24/2014	$152,181.46	Not Applicable	4.875%	$878.59	04/01/2014	Financial Hardship	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx which was recorded on xx/xx/XXXX under xx/xx# XXXX/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx subject mortgage is at lower lien position as there are multiple HOA xx against the subject property in favor of xx's xx which were recorded in between xx/xx/XXXX to xx/xx/XXXX. xx subject property is located in  xx which is xx. xx is risk that property can be getting foreclosed due to above unpaid liens. xx can be cured if above unpaid liens paid in full with unpaid interest and late charges.

xx annual xx for XXXX have been paid off in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per provided tape data as of xx/xx/XXXX, the loan is performing and the next due date for regular payment is xx/xx/XXXX. xx last regular payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with P&I $XXX.XX and rate of interest X.XXX%. xx UPB as of the date is in the amount of $XX.	xx:xx per provided tape data as of xx/xx/XXXX, the loan is performing and the next due date for regular payment is xx/xx/XXXX. xx last regular payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with P&I $XXX.XX and rate of interest X.XXX%. xx UPB as of the date is in the amount of $XX.
xx loan modification agreement was made on xx/xx/XXXX with xx. xx new principal balance is $XX. xx borrower promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XXX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.

xx borrower had filed the xx on xx/xx/XXXX under chapter X with case number xx and plan was confirmed on xx/xx/XXXX. xx per the POC the amount of claim is $XXX,XXX.XX and amount of arrearage is $XX,XXX.XX. xx to xx the value of collateral is $XXX,XXX.XX and amount of claim is $XXX,XXX.XX therefore the unsecured portion is $XX,XXX.XX. xx was converted into chapter XX from chapter X on xx/xx/XXXX. xx per trustees final report dated xx/xx/XXXX the debtor has paid off the arrears in the amount of $XX,XXX.XX and principal in the amount of $XX,XXX.XX. xx BK was discharged on xx/xx/XXXX.
xx:xx:xx borrower had filed the xx on xx/xx/XXXX under chapter X with case number xx and plan was confirmed on xx/xx/XXXX. xx per the POC the amount of claim is $XXX,XXX.XX and amount of arrearage is $XX,XXX.XX. xx to xx the value of collateral is $XXX,XXX.XX and amount of claim is $XXX,XXX.XX therefore the unsecured portion is $XX,XXX.XX. xx was converted into chapter XX from chapter X on xx/xx/XXXX. xx per trustees final report dated xx/xx/XXXX the debtor has paid off the arrears in the amount of $XX,XXX.XX and principal in the amount of $XX,XXX.XX. xx BK was discharged on xx/xx/XXXX.	xx loan modification agreement was made on xx/xx/XXXX with xx. xx new principal balance is $XX. xx borrower promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XXX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx: xx: xx: Chapter13 |---| |----| xx: updated as per review of available docs. xx: xx:
xx: xx: xx: xx/xx/2021   xx:    xx %:    xx: updated as per review of available docs.   xx: xx:
xx: xx: xx, < 60 xx: xx:    xx %:    xx: updated as per review of available docs.   xx: xx:
xx: xx of xx: xx/xx/2014   xx: xx/xx/2014   xx: -8 (xx)   xx %:    xx: updated as per review of available docs.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: updated as per review of available docs.   xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1404 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2009   xx: xx/xx/2316   xx: -xx (xx)   xx %:    xx: updated as per review of available docs.   xx: xx:
xx: xx-xx DTI per 1003   xx: 34.530%   xx: 3453.000%   xx: -3418.470%   xx %: -3418.xx%   xx: updated as per review of available docs.   xx: xx:
xx: S&C xx: xx: xx/xx/2015 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This is VA Loan and the required MI Certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "the subject property is located in WV State and the following required State Disclosures are missing from the loan file.
1.WV Collateral Protection Insurance Notice 1
2.Co-Signer Notice
3.Financial Institution Insurance Disclosure
4.Non-Deposit Investment Product Disclosure
5.Financial Institution Insurance Disclosure
6.Non-Deposit Investment Product Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34474915	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$0.00	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,697.56	3.875%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	631	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	03/01/2016	$377,992.81	Not Applicable	3.875%	$1,591.15	03/01/2016	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on XX/XX/XXXXin the favor MERS as nominee for xx for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx.

xx chain of assignment has been completed.
xx is an active HOA xx / COA lien against subject property in the total amount of $X,XXX.XX held by xx recorded on xx/xx/XXXX
xx per tape of payment history as of xx/xx/XXXX, the borrower is delinquent for XX months. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with rate of X.XXX%for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX.	xx:xx loan is in bankruptcy. xx per tape of payment history as of xx/xx/XXXX, the borrower is delinquent for XX months. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with rate of X.XXX%for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX.
xx has filed bankruptcy under chapter XX with case xx on xx/xx/XXXX.   xx POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX and with $XX,XXX.XX arrears. xx plan was confirmed on xx/xx/XXXX. xx debtor is in active bankruptcy.
xx:xx:xx to PACER xx, xx has filed bankruptcy under chapter XX with case xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX and with $XX,XXX.XX arrears. xx plan was confirmed on xx/xx/XXXX. xx debtor is in active bankruptcy.	xx loan was modified on xx/xx/XXXX with fixed rate with new principal balance in the amount of $XXX,XXX.XX. xx borrower had promised to pay P&I payment in the amount of $X,XXX.XX with the rate of X.XXX% started from xx/xx/XXXX. xx of this agreement is xx/xx/XXXX	Affiliated Business Disclosure Final Truth in Lending Discl. Mortgage Insurance Notice of Servicing Transfer	xx: xx: xx: Chapter13 |---| |----| xx: xx: xx:
xx: xx: xx-xx: xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360   xx: 502   xx: -142   xx %: -28.xx%   xx:    xx: xx:
xx: xx: xx/xx/2011   xx: xx/xx/2891   xx: -xx (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 58.311%   xx: 5831.100%   xx: -5772.789%   xx %: -5772.xx%   xx:    xx: xx:
xx: S&C xx: xx: xx/xx/2016 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the late fees test.

This loan failed the prepayment penalty fee test."
* ComplianceEase RESPA Test Failed (Lvl 2)     "This loan failed the RESPA originator compensation validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is Moderate.

This loan failed the TILA APR test. The annual percentage rate (APR) is 3.943%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the RESPA originator compensation validation test.

This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the late fees test.

This loan failed the prepayment penalty fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment penalty fee test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. The annual percentage rate (APR) is 3.943%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing in the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial TIL is missing in the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a VA loan originated on xx/xx/2011. The MI certificate is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing in the loan file."		Moderate	Not Covered	Fail	Fail	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27439091	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,236.17	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,072.73	4.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	36.124%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx A. xx’ which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘DHI xx’.
 xx active judgments liens have been found against the borrower/owner/subject property.
xx prior delinquent taxes have been found.
xx combined taxes for XXXX have been paid off in the amount of $X,XXX.XX.
xx school taxes for XXXX have been paid off in the amount of $X,XXX.XX.
xx first payment date xx/xx/XXXX. xx provided tape data of payment xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX. xx delinquency has been done for more than X month. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx first payment date xx/xx/XXXX. xx provided tape data of payment xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX. xx delinquency has been done for more than X month. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available.
xx review of collection comments dated xx/xx/XXXX show that loan is in active forbearance plan due to COVID-19. xx further details have been found.
xx per XXXX, borrower was working as ‘xx of xx at ‘xx’ from X month.

xx:xx:xx	xx	xx: xx: xx/xx/2017 xx: xx/xx/2543 |---| -xx (xx) |----| xx: xx per xx data ,xx is xx/xx/2543 .xx documents reflects as xx/xx/2017. xx: xx:
xx: xx-xx DTI per 1003 xx: 36.124% xx: 3612.400% xx: -3576.276% xx %: -3576.xx% xx: xx per xx data ,xx DTI is 3612.400%.xx documents reflects as 36.124%. xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject originated as OO but per tape is clearly NOO. BWR never moved in. 3rd party has utilities in their name. Elevated for client review."	* Intent to Proceed Missing (Lvl 3) "Intent to Proceed Document is missing from the loan document."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE result is Moderate as this loan has failed TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA Finance Charge Test.

																																																																																								The disclosed finance charge is $173,570.59 and allowed is $173,959.62 however it is undercharged by $389.03."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78660437	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,866.77	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,366.15	3.750%	360	xx	xx	Conventional	Fixed	Purchase	76.623%	76.623%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	47.192%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for DHI xx, xx.” for the amount of $XXX,XXX.XX.
xx is junior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX/XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and $XXX.XX on xx/xx/XXXX.
xx and fourth installments of county taxes for the year of XXXX/XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx to tape data shows as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx M xx as xx and xx from X.XXX years.

xx:xx:xx	xx	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1432 (xx) |----| xx: xx: xx:
xx: xx: xx/xx/2017   xx: xx/xx/2967   xx: -xx (xx)   xx %:    xx: xx report xx is xx.   xx: xx:
xx: xx-xx DTI per 1003 xx: 47.192% xx: 4719.200% xx: -4672.008% xx %: -4672.00800% xx: xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Per tape, subject was approved as OO but may be NOO. BWR refinanced another property at same time but lender was not able to clear that subject is OO and other would be NOO. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test:."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2017 shows Transfer Taxes at $986.00, however Final CD dated xx/xx/2017 shows Transfer Taxes at $1,963.50. This is a fee increase of $977.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.192% as the Borrower income was $8,194.47 and total expenses are in the amount of $3,867.12 per AUS/DU (Locator#XX) and its recommendation is “Approve/Eligible” at a DTI of 47.19%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12636529	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,662.58	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,519.21	5.000%	360	xx	xx	Conventional	Fixed	Purchase	68.193%	68.193%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	630	Not Applicable	45.189%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst installment county taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xnd Xst installment county taxes for the year of XXXX have been due in the amount of $XXXX.XX.
 xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is xx. xx per the comment dated xx/xx/XXXX, the borrower’s income was impacted by xx. xx FB plan was offered.
xx further details have been found. xx borrower xx L xx has been working xx as xx , xx for X years X months.

xx:xx:xx	xx	Fraud Report Missing Missing Initial Closing Disclosure	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 27 (xx) |----| xx: NA xx: xx:
xx: xx: xx/xx/2018   xx: xx/xx/3044   xx: -xx (xx)   xx %:    xx: xx reflects the effective date as xx/xx/2018.   xx: xx:
xx: xx-xx DTI per 1003   xx: 45.189%   xx: 4518.900%   xx: -4473.711%   xx %: -4473.xx%   xx: xx per UW equals $4,620.29. xx subject property PITIA equals $1,971.85. xx other monthly payments $116.00. DTI = 45.189%.   xx: xx:
xx: xx in file? xx: xx: xx: xx %: xx: NA xx: xx:	3: Curable	* Fraud Report Missing (Lvl 3) "Missing Fraud Report"
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from the loan documents."
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2018. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2018. Note date is xx/xx/2018."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.189% as the Borrower income was $4,620.29 and total expenses are in the amount of $2,087.85 per AUS/DU (Locator#XX1 (1).pdf pg#166) and its recommendation is “Refer/Eligible with 45.19%.”."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, BWR was not employed at closing. Loan was approved at 45%; excluding that misrepresented income, DTI may have been over 55. Unable to calc ATR."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 1) "As per the revised scope, updated only Initial LE & Final CD hence TRID Tolerance test is incomplete."
																																																																																									* Intent to Proceed Missing (Lvl 1) "The Borrowers Intent to proceed is missing in loan file."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51106232	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,270.05	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$945.18	5.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	754	Not Applicable	47.833%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx. xx of assignment has been completed. xx, the mortgage is with xx. which was recorded on xx/xx/XXXX. xx active judgments or liens have been found. xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX. xx prior year delinquent taxes have been found.	xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for bankruptcy and foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied. xx repairs and damages have been found. xx comments have been found stating the borrower’s income was impacted by xx.xx borrower xx B xx has been working at xx as a xx for X years X months.
xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 24 (xx) |----| xx: xx: xx:
xx: xx: xx/xx/2018   xx: xx/xx/2510   xx: -xx (xx)   xx %:    xx: xx per xx data, xx is xx/xx/2510. xx, in xx document it reflect xx/xx/2018.   xx: xx:
xx: xx-xx DTI per 1003 xx: xx: 4783.300% xx: xx %: xx: xx per xx data, xx-xx per 1003 is 4,783.300%. xx, as per calculation in xx it reflect 47.833%. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $167,444.73. The disclosed finance charge of $167,294.73 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test is fail. Loan data is $167,294.73 and comparison data is $167,444.73. Hence, the variance is -$150.00."
* Income documentation does not meet guidelines (Lvl 3) "Tax return for 2016 year is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "We are unable to calculate the income. As per AUS, most recent 2 year Tax returns were required to support the borrower's income. However, we have only 2017 Tax return.
																																																																																								Tax return for 2016 year is missing from the loan file. As per Seller tape, Income xx/xx/2020- Loan was an involuntary repurchase due to income."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59198610	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,074.63	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,138.86	4.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	49.766%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX.xx records for bankruptcy and foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied. xx repairs and damages have been found. xx comments have been found stating the borrower’s income was impacted by xx.
xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 27 (xx) |----| xx: xx: xx:
xx: xx: xx/xx/2018   xx: xx/xx/2647   xx: -xx (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2018.   xx: xx:
xx: xx-xx DTI per 1003 xx: 49.766% xx: 4976.600% xx: -4926.834% xx %: -4926.xx% xx: xx primary housing exp after sujb loan is $ 1539.32 xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE result is Moderate as this loan has failed Bona Fide Discount Points Test."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan has failed Bona Fide Discount Points Test.

This loan failed the bona fide discount points test. (NC §24-1.1A (c)(1)(b))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "RID-Closing escalated issue to resolutions. Unable to document final cd signed prior to consummation. we funded the loan with the disbursement CD executed 1/11/18.Per the closing attorney, the final cd was signed at closing; however, it was shredded and replaced with the corrected disbursement CD.""	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.766% as the Borrower income was $3,402.55 and total expenses are in the amount of $1,693.32 per AUS/DU (Locator#XX) and its recommendation is “Approve/Eligible” at a DIT of 49.77%."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx/xx/2019 Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2019. Note date is xx/xx/2019."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71829701	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,381.87	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$447.93	3.750%	180	xx	xx	Conventional	Fixed	Purchase	21.874%	21.874%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	786	Not Applicable	49.536%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx E. xx’ which was recorded on xx/xx/XXXX under instrument# XXXX-xx in the favor of ‘xx’ with loan amount of $ XX,XXX.XXXX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx’.
 xx active judgments liens have been found against the borrower/owner/subject property.
xx prior delinquent taxes have been found.
xx combined taxes for XXXX have been paid off in the amount of $X,XXX.XX.
xx first payment date xx/xx/XXXX. xx provided tape data of payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX	xx:xx:
xx first payment date xx/xx/XXXX. xx provided tape data of payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available.
xx per XXXX, borrower was not working. xx borrower is retired person and he has been received the pension/ social security disability income.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2019 xx: xx/xx/2680 |---| -xx (xx) |----| xx: xx per appraisal doc locator(XX_1) appraisal date reflect 6/18/19 xx: xx:
xx: xx-xx DTI per 1003 xx: 49.536% xx: 4936.100% xx: -4886.564% xx %: -4886.xx% xx: as per 1008 & final xx doc audit calculate DTI reflect 49.536% xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Finance Charge Test.

The disclosed finance charge is $19,474.33 and allowed is $19,609.03 however it is undercharged by $134.70."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2018 shows Points - Loan Discount Fee at $0.00, however Final CD dated xx/xx/2019 shows Points - Loan Discount Fee at $153.99. This is a fee increase of $153.99 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing from loan file"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.536% as the Borrower income was $5,644.63 and total expenses are in the amount of $2,796.15 per AUS/DU (Locator#XX) and its recommendation is “Approve/Eligible” at a DTI of 49.54%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, income calculation error. Loan approved at 49.54%. Details not in file. Unable to calc ATR."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24954131	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,664.12	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,396.71	3.750%	360	xx	xx	FHA	Fixed	Purchase	98.189%	101.530%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	676	Not Applicable	43.240%	First	Final policy	Not Applicable	$10,264.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for DHI xx, xx.” for the amount of $XXX,XXX.XX.
xx is junior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “xx, xx” for the amount of $XX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx are X senior IRS liens against the borrower in the favor of “xx of the xx-xx” for the total amount of $XX,XXX.XX recorded on xx/xx/XXXX.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to tape data shows as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx subject property and the reason for default are unable to be determined. xx per the comment dated xx/xx/XXXX, the COVID-19 exit plan-deferral payment has been approved. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx as xx from XX.X years.

xx:xx:xx	xx	Affiliated Business Disclosure Flood Certificate Initial Escrow Acct Disclosure Missing or error on the Rate Lock Transmittal (1008)	xx: xx (xx) per xx: $0.00 xx: $xx |---| $-xx |----| -100.00000% xx: xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2743   xx: -xx (xx)   xx %:    xx: xx per xx report(PG#46) xx date is xx/xx/2019.   xx: xx:
xx: xx-xx DTI per 1003 xx: 43.240% xx: 4324.000% xx: -4280.760% xx %: -4280.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Loan Origination Fee at $4,245.00 and Transfer Taxes at $323.00, however Final CD dated xx/xx/2019 shows Loan Origination Fee at $4,446.06 and Transfer Taxes at $338.25. This is a fee increase of $216.31 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing from loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue,"10/31/19 - Loan was repurchased due to being an uninsured due to unacceptable source of funds. The DPA 2nd lien was disclosed incorrectly and therefore could not be sold.  As a result, since we funded the DPA, this caused an unacceptable source of funds on the FHA loan and made it uninsurable.
Unable to cure - DPA 2nd Note need to be modified to 2.5% to match LE/CD and moved to portfolio.  1st Lien FHA loan is not insurable.""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Required Affiliated Business Disclosure is missing from loan file."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal 1008 is missing from loan file."	* Missing flood cert (Lvl 2) "Flood Certificate is missing from loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock document is missing from loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.240% as the Borrower income was $7,539.17 and total expenses are in the amount of $3,259.91 per AUS/DU (Locator#1XX and its recommendation is “Approve/Eligible” at a DTI of 43.24%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90178853	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,174.43	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$590.66	5.625%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	643	Not Applicable	39.752%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under instru#xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per provided tape data as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX	xx:xx per provided tape data as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX

xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx” at “xx and xx” for X months.

xx:xx:xx	xx	Missing Initial LE	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2186   xx: -xx (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 39.752% xx: 3856.200% xx: -3816.448% xx %: -3816.xx% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.824%) is exceeded APOR (5.640%) by 1.184%. The APR threshold is 5.640% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 6.824%    Allowed: 5.640%    Over by: +1.184%

This loan has also failed FHA QM Safe Harbor Test     Charged: 6.824%    Allowed: 6.134%    Over by: +0.690%"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Initial LE is missing hence, TRID tolerance test is incomplete."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.824%      Allowed: 5.640%     Over by: +1.184%"
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed Document is missing from the Loan File."
* Loan does not conform to program guidelines (Lvl 3)     "Tape data states the issue with the loan is "4/29/20 - Repu due for 5/1/20. Voluntary uninsured."."
																																																																																							* Missing Initial LE (Lvl 3) "Initial LE is missing in the loan file."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15520716	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,970.25	12/09/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,135.39	4.250%	360	xx	xx	Conventional	Fixed	Purchase	96.500%	96.500%	Full Documentation	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	611	Not Applicable	28.678%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx#-xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.
xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per provided tape data as of xx/xx/XXXX the loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per provided tape data as of xx/xx/XXXX the loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx” at “xx of xx” for XX months.

xx:xx:xx	xx	xx: xx: xx/xx/2019 xx: xx/xx/2562 |---| -xx (xx) |----| xx: xx report date xx/xx/2019 xx: xx: xx: xx-xx DTI per 1003 xx: 34.513% xx: 3297.500% xx: -3262.987% xx %: -3262.xx% xx: NA xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $179,411.33. Calculated Finance Charge $179,580.33 for an under disclosed amount of $169.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "Customer Service-9/11/19 - this loan closed as business decision told hold in portfolio, as Customer service," Supporting document to validate the issue is missing from loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16466344	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,003.23	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,341.30	3.375%	360	xx	xx	Conventional	Fixed	Purchase	96.623%	96.623%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Unavailable	663	700	46.803%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee DHI xx, xx. xx are X judgments against the name of borrower as follow. xx was recorded on xx/xx/XXXX in the amount of $X,XXX.XX in favor of xx xx. xx was recorded on xx/xx/XXXX in the amount of $X,XXX.XX in favor of xx xx. xx is one xx against the name of borrower in the amount of $XXX.XX which was recorded on xx/xx/XXXX in favor of xx. xx annual xx for XXXX have been paid in the amount of $X,XXX.XX. xx prior year delinquent taxes have been found.	xx per provided tape data as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per provided tape data as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx” at “xx” for X months.
xx:xx:xx	xx	Affiliated Business Disclosure Flood Certificate Initial Escrow Acct Disclosure Missing Disclosures Missing or error on the Rate Lock Transmittal (1008)	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1436 (xx) |----| xx: xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2773   xx: -xx (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 49.692% xx: 4967.600% xx: -4917.908% xx %: -4917.xx% xx: NA xx: xx:	4: Unacceptable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.803%, the Borrower income was $4,752.26 and total expenses are in the amount of $1,625.55 + $735.95 and the loan was underwritten by AUS/DU (Locator# ) and its recommendation is “Refer with Caution” with a DTI of 46.803%"	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership Counseling Disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue, "Customer Service-9/26/19 - this loan closed as a business decision to hold in portfolio, as Customer Service. "Supporting document to validate the issue is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood Cert is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "List of Service Provider is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliate business disclosure is missing from the loan files."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal summary is missing from the loan files."			Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13142215	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,846.06	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,521.76	4.000%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Investor	No	Not Applicable	Not Applicable	802	Not Applicable	51.644%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx, xx and lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “MERS as nominee for xx, xx”.
Xst installment of county tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
Xnd installment of county tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.
xx per collection comments the subject property has been occupied by the owner and is in average condition.
xx:xx:xx	xx	Affiliated Business Disclosure Flood Certificate Initial Escrow Acct Disclosure Missing Disclosures Missing or error on the Rate Lock Transmittal (1008)	xx: xx: xx/xx/2019 xx: xx/xx/3063 |---| -xx (xx) |----| xx: xx reflects the date effective date as xx/xx/2019. xx: xx:
xx: xx-xx DTI per 1003 xx: 52.835% xx: 5294.100% xx: -5241.265% xx %: -5241.xx% xx: xx: xx:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "A copy of Homeownership Counseling disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "A copy of Initial Escrow Account disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that this loan was closed as a business decision to hold in Portfolio as Customer Service."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "A copy of  Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "A copy of Affiliated Business disclosure is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "A copy of final 1008 (Transmittal Summary) is missing from the loan file."	* Missing flood cert (Lvl 2) "A copy of Flood Insurance Certificate is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2107394	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,612.35	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,165.44	3.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	737	765	36.904%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx and lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the xx, xx”.
xx active lien and judgment have been found on the updated title report.
xx county tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx subject loan is in active bankruptcy. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.
xx per collection comments the subject property has been occupied by the owner and is in average condition.
xx has filed bankruptcy under chapter XX case#xx on xx/xx/XXXX. POC was filed on xx/xx/XXXX which shows that the amount of claim is $XXX,XXX.XX and the amount of arrearage is $X.XX. xx was confirmed on xx/xx/XXXX. xx borrower is in active bankruptcy.
xx:xx:xx has filed bankruptcy under chapter XX case#xx on xx/xx/XXXX. POC was filed on xx/xx/XXXX which shows that the amount of claim is $XXX,XXX.XX and the amount of arrearage is $X.XX. xx was confirmed on xx/xx/XXXX. xx borrower is in active bankruptcy.	xx	xx: xx: xx: Chapter13 |---| |----| xx: NA xx: xx:
xx: xx: xx-xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1438 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2641   xx: -xx (xx)   xx %:    xx: xx date xx/xx/2019   xx: xx:
xx: xx-xx DTI per 1003 xx: 53.781% xx: 5378.100% xx: -5324.319% xx %: -5324.xx% xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $165,086.10 Calculated Finance Charge $166,002.33 for an under disclosed amount of $916.23.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2019. Revised LE#1 dated xx/xx/2019 does not reflect. However, Initial CD dated xx/xx/2019 reflects Transfer Taxes at $995.30. This is a fee increase of $995.30 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Customer Service-9/27/19 -this loan closed as a business decision to hold in portfolio as Customer Service."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25844168	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,757.95	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,624.53	3.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	46.076%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx installment of combined jurisdiction tax of XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
																																																																																	xx:xx:xx	xx		xx: xx: xx/xx/2019 xx: xx/xx/2954 |---| -xx (xx) |----| xx: xx/xx/2019. xx: xx: xx: xx-xx DTI per 1003 xx: 46.076% xx: 4607.600% xx: -4561.524% xx %: -4561.xx% xx: 46.076%. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Rejected due to unacceptable source of funds. Reject Comments: Borrower has large deposit of $4,690 not sourced; documentation obtained post-closing reflects funds were from an unsecured loan. Borrower transferred $3,766 of the loan funds into his Mom's account on the same day; however, his Mom is also the gift donor who provided a $5,000 gift the same month from the same account. Unable to cure unacceptable source of funds."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.076% as the Borrower income was $8,000.00 and total expenses are in the amount of $3,686.06 per AUS/DU (Locator#XX_Submission_1.pdf Page#178) and its recommendation is “Approve/Eligible” at a DTI of 46.08%."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68958179	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,516.02	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,562.71	3.375%	360		xx	xx		VA	Fixed		Purchase	103.300%	103.300%	Full Documentation	Not Applicable	xx	xx	Unavailable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	694	719	46.157%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx and xx’ which was recorded on xx/xx/XXXX under instrument# XXXX-xx in the favor of ‘xx, xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx, xx.
xx is child support lien against the borrower which was recorded on xx/xx/XXXX in the favor of 'xx of xx'.
xx county taxes for XXXX-XXXX have been paid off in the amount of $X,XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available.
xx per XXXX, borrower was not working. xx borrower is retired person and he has been received the ‘xx/ xx/ xx/ xx’.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: MI is not required. xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1405 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2839   xx: -xx (xx)   xx %:    xx: xx appraisal date is as xx/xx/2019.   xx: xx:
xx: xx-xx DTI per 1003 xx: 46.157% xx: 4603.700% xx: -4557.543% xx %: -4557.xx% xx: xx-xx DTI per 1003 is as 46.157%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows City/County Tax/Stamps at $0.00, however Final CD dated xx/xx/2019 shows City/County Tax/Stamps at $376.75. This is a fee increase of $376.75 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Sellers tape reflects the following issue, Uninsured-Loan was purchased due to not being insure. Loan was voluntary uninsured."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.157% as the Borrower income was $5,629.38 and total expenses are in the amount of $2,598.33 per AUS/DU (Locator#XXn.pdf Page#217) and its recommendation is “Approve/Eligible” at a DTI of 46.16%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67590892	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,383.12	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,557.67	4.250%	360		xx	xx		FHA	Fixed		Purchase	98.188%	98.188%	Full Documentation	Not Applicable	xx	xx	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	629	649	48.862%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx and xx, xx’ which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘xx, xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx, xx.
xx active judgments/liens have been found against the subject property/owner/borrower.
xx combined taxes for XXXX have been paid off in the amount of $X,XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided tape data of payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx first payment date is xx/xx/XXXX. xx provided tape data of payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available.
xx comment dated xx/xx/XXXX shows that reason for default is curtailment of income. xx comment dated xx/xx/XXXX shows that borrower was affected by COVID-19. xx further details have been found regarding COVID-19.
xx per XXXX, borrower was working at ‘xx ISD’ as ‘xx’ from X months.

xx:xx:xx	xx	xx: xx #2 xx: xx: xx |---| |----| xx: xx: xx:
xx: xx #2 xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx does not required MI.   xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1426 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2822   xx: -xx (xx)   xx %:    xx: xx appraised value is as xx/xx/2019.   xx: xx:
xx: xx-xx DTI per 1003 xx: 48.862% xx: 4886.200% xx: -4837.338% xx %: -4837.xx% xx: xx-xx DTI per 1003 is as 48.862%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.262%) is exceeded APOR (5.140%) by 0.122%. The APR threshold is 5.140% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.252%    Allowed: 5.140%    Over by: +0.122%"
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.262%      Allowed: 5.140%     Over by: +0.122%"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Sellers tape reflects the following issue,Uninsured-7/17/20-Repu due to delq.uninsured.Due for5/1/20 at repurchase and 8/1/20 at transfer."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.862% as the Borrower income was $12,433.47 and total expenses are in the amount of $6,075.28 per AUS/DU (Locator#XXn.pdf Page#157) and its recommendation is “Approve/Eligible” at a DTI of 48.86%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77050225	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,217.43	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,071.52	3.500%	360		xx	xx		FHA	Fixed		Purchase	98.189%	98.189%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	627	644	49.888%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx O. xx and xx A. xx’ which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘xx, xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx, xx.
xx active judgments/liens have been found against the subject property/owner/borrower.
xx combined taxes for XXXX have been paid off in the amount of $X,XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided tape data of payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx first payment date is xx/xx/XXXX. xx provided tape data of payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available.
xx per XXXX, borrower was working at ‘xx’ as ‘xx’ from X year and X months.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1449 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2570   xx: -xx (xx)   xx %:    xx: xx appraisal reflects appraisal date xx/xx/2019.   xx: xx:
xx: xx-xx DTI per 1003 xx: 49.888% xx: 4988.800% xx: -4938.912% xx %: -4938.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test.

Final CD was disclosed on xx/xx/2019 and PCCD was disclosed after 60 days of final CD on xx/xx/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Points - Loan Discount Fee at $0.00 and Loan Origination Fee at $3,095.00, however Final CD dated xx/xx/2019 shows Points - Loan Discount Fee at $1,491.39 and Loan Origination Fee at $3,095.19. This is a fee increase of $1,491.58 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue "Uninsured-xx/xx/2020 - Repurchase due to voluntary uninsured. Due for xx/xx/2020""	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.888% as the Borrower income was $5,129.81 and total expenses are in the amount of $1,076.00 per AUS/DU (Locator#XX Page#154) and its recommendation is “Approve/Eligible” at a DTI of 49.89%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49763886	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,848.63	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,230.82	3.750%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	33.533%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx-xx. xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx, xx. xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property. xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX. xx prior year’s delinquent taxes have been found.	xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx are no comments found related to the subject property condition.
xx time of origination xx is working in xx as a xx III from X years and X months.

xx:xx:xx	xx	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1433 (xx) |----| xx: xx is xx/xx/2021. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2650   xx: -xx (xx)   xx %:    xx: xx per xx date xx/xx/2650, but xx value is xx/xx/2020   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 33.533% xx: 3353.300% xx: -3319.767% xx %: -3319.xx% xx: xx per xx data post close DTI is 3353.300% , but xx audit value is 33.533%. xx: xx:	3: Curable		* Intent to Proceed Missing (Lvl 3) "Intent to Proceed is missing from Loan Document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53666045	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,153.38	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,090.26	3.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	757	Not Applicable	49.982%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx /
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx, xx.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx Xst and Xnd installments taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.

xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx are no comments found related to the subject property condition.
xx time of origination xx is working in xx of xx as xx from XX years and X months.

xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 20 (xx) |----| xx: xx last payment was received on xx/xx/2021. xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/3241   xx: -xx (xx)   xx %:    xx: xx per xx data, xx date is xx/xx/3241. xx, in xx document it reflect xx/xx/2019.   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 49.982% xx: 4998.100% xx: -4948.118% xx %: -4948.xx% xx: xx per xx data, xx-xx DTI per 1003 is 4,998.100%. xx, in xx document it reflect 49.982%. xx: xx:	3: Curable		* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.631%, the Borrower income was $9,732.67 and total expenses are in the amount of $3,197.59 + $1,667.00 and the loan was underwritten by AUS/DU (Locator# ) and its recommendation is “Approve/Eligible” with a DTI of 49.982%"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, undisclosed auto loan at closing. BWR approved at 49.82% and with new debt DTI may have been over 55%. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25625159	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,116.12	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,179.04	3.250%	360	xx	xx	FHA	Fixed	Purchase	98.189%	102.940%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	677	43.641%	First	Final policy	Not Applicable	$13,109.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. L.P. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# XXXX-xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx, xx. L.P.
xx are X junior mortgages against the property which are as follows,
xx junior mortgage open against the subject property in the favor of MERS as nominee for xx Lxx for the amount of $X,XXX.XX  which was recorded on xx/xx/XXXX with xx | xx/xx# XXXX-xx.
xx junior mortgage open against the subject property in the favor of MERS as nominee for xx Lxx in the amount of $X,XXX.XX  which was recorded on xx/xx/XXXX with xx | xx/xx# XXXX-xx.
xx is child support lien against the borrower xx which was filed by xx of xx and it was recorded on xx/xx/XXXX.
xx first and second installment taxes of XXXX have been paid in the total amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.

xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx time of origination xx is working in xx as xx from X years.
xx collection comment dated xx/xx/XXXX, states that the borrower’s income has been impacted by covidXX; also the borrower states that the borrower was laid off due to the xx. xx per the collection comment dated xx/xx/XXXX, X month’s forbearance plan was offered to the borrower and the borrower agreed to a X months FB plan. xx payment plan was start from xx/xx/XXXX to xx/xx/XXXX.
xx to the collection comment dated xx/xx/XXXX, the subject property had water damage. xx estimated damage amount is not stated in the collection comment. xx details are not available. xx, any details pertaining repairs or claim are not found in the available collection comments.
xx are no comments found related to the subject property type and the condition.

xx:xx:xx	xx	Appraisal (Incomplete) Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 33 (xx)   xx %:    xx: xx received date is xx/xx/2021.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2655   xx: -xx (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 43.641%   xx: 4364.100%   xx: -4320.459%   xx %: -4320.xx%   xx: xx primary housing expenses is $ 1737.44 after subj loan   xx: xx:
xx: xx:   xx:    xx %:    xx: xx reflect property address street is  N xx.   xx: xx:
xx: xx in file? xx: xx: xx: xx %: xx: xx. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "The appraisal is made subject to completion but 1004D is missing from the loan document."
* MI, FHA or MIC missing and required (Lvl 3) "As per Note Loan is in FHA, the MI certificate is require. However, MI certificate is missing from the loan file."	* Cash out purchase (Lvl 2) "The subject loan is purchase case, however final cd date xx/xx/2020 reflect cash to in the amount of $2499.00"
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.641% as the Borrower income was $4623.02 and total expenses are in the amount of $2017.53 per AUS/DU (xx) and its recommendation is “Approve/Eligible with 43.64%."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of xx/xx/2020. Trust is Note date is xx/xx/2020."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44828284	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,966.02	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,267.47	3.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	44.763%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx, xx.
xx is UCC lien against the borrower xx-xx in the favor of xx which was recorded on xx/xx/XXXX. xx the amount is $X.XX.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.

xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx time of origination xx is working in xx as xx from X year and X months.
xx collection comment dated xx/xx/XXXX, states that the borrower’s income has been impacted by covidXX; also the borrower states that the reason for default is unemployed. xx per the collection comment dated xx/xx/XXXX, X month’s forbearance plan was offered to the borrower and the borrower agreed to a X months FB plan. xx payment plan was start from xx/xx/XXXX to xx/xx/XXXX.
xx are no comments found related to the subject property type and the condition.

xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 24 (xx) |----| xx: xx per the payment history the last payment was received date is xx/xx/2021. xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2699   xx: -xx (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2019.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.763%   xx: 4469.300%   xx: -4424.537%   xx %: -4424.xx%   xx: xx primary housing exp $ 1744.07 after subj loan   xx: xx:
xx: xx in file? xx: xx: xx: xx %: xx: xx per the collection comment dated xx/xx/2020, 3 month’s forbearance plan was offered to the borrower and the borrower agreed to a 3 months FB plan. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $179,613.25. The disclosed finance charge of $177,604.95 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test is fail. Loan data is $177,604.95 and comparison data is $179,613.25. Hence, the variance is -$2,008.30"
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape, COVID-19-FB-investor reject due to COVID-19 FB Plan. Supporting documents to validate the this issue is missing from the loan document."
																																																																																							* Missing Required Disclosures (Lvl 3) "The certificate of completion (' was completed on xx/xx/2020 which is after closing date xx/xx/2020."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.76% as the Borrower income was $5317.00 and total expenses are in the amount of $2580.07 per AUS/DU (Locator#XXubmission_1 (1) Page#141) and its recommendation is “Approve/Eligible with 44.76%.”"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81637609	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,509.92	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,204.18	3.875%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	724	720	21.501%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx /
XXX.
xx assignment found in the updated title, however, the subject mortgage is with the original lender xx, xx.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.

xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx time of origination xx is working in xx as xx from X year and X months.
xx collection comment dated xx/xx/XXXX, states that the borrower’s income has been impacted by covidXX. xx per the collection comment dated xx/xx/XXXX, X-X month’s forbearance plan was offered to the borrower. xx details regarding the loss mitigation are not available.
xx are no comments found related to the subject property type and the condition.

xx:xx:xx	xx	xx: xx #1 xx: xx: xx |---| |----| xx: xx per the original xx document the borrower #1 xx is not available. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 26 (xx)   xx %:    xx: xx per the payment history the last payment was received date is xx/xx/2021.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2622   xx: -xx (xx)   xx %:    xx: xx per appraisal doc locator(xx) appraisal date reflect xx/xx/2020   xx: xx:
xx: xx-xx DTI per 1003   xx: 21.501%   xx: 2146.800%   xx: -2125.299%   xx %: -2125.xx%   xx: xx per xx & 1008, calculated DTI reflect 21.501%   xx: xx:
xx: xx in file? xx: xx: xx: xx %: xx: xx per the collection comment dated xx/xx/2020, 3-6 month’s forbearance plan was offered to the borrower. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is $193,322.08. The disclosed finance charge of $192,697.08 is not considered accurate because it is understated by more than $100.

2. This loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
																																																																																							* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TILA finance charge test. The finance charge is $193,322.08. The disclosed finance charge of $192,697.08 is not considered accurate because it is understated by more than $100."	* Loan does not conform to program guidelines (Lvl 2) "The provided Seller’s tape is showing an alert that the subject loan is aged."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64091507	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$835.63	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,141.16	3.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	734	Unavailable	44.204%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
 xx county taxes for the year of XXXX have been paid in the amount of $XXX.XX. xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx per the comments, the borrower’s income was impacted by xx. xx further details have been found. xx borrower xx has been working at xx markets as a xx. for X months.
xx:xx:xx	xx	xx: xx: xx/xx/2024 xx: xx/xx/2021 |---| 1421 (xx) |----| xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2622   xx: -xx (xx)   xx %:    xx: xx report (xx   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.204%   xx: 4420.400%   xx: -4376.196%   xx %: -4376.xx%   xx:    xx: xx:
xx: xx: 3646 xx:	3: Curable	* Intent to Proceed Missing (Lvl 3) "An executed copy of Intent to proceed disclosure is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.20% as the Borrower’s income is $5,656.58 and total expenses are in the amount of $2,500.43 and the loan was underwritten by AUS/DU (Locator#XX8) and its recommendation is “Approve/Eligible” and DTI is showing in it as 44.20%."
																																																																																								* Loan does not conform to program guidelines (Lvl 2) "The provided Seller’s tape is showing an alert that the subject loan is aged."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83569887	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$949.11	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,803.82	4.000%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	714	Unavailable	44.774%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with as nominee for xx, xx. xx of assignment has been completed. xx, the mortgage is with as nominee for xx, xx. which was recorded on xx/xx/XXXX. xx active judgments or liens have been found. xx county taxes for the year of XXXX have been paid in the amount of $XXX.XX. xx prior year delinquent taxes have been found.	xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $XXXX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx per the comments, the borrower’s income was impacted by xx. xx further details have been found. xx borrower xx has been working at xx as a RN, xx BSN for X months.
xx:xx:xx	xx	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1438 (xx) |----| xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2967   xx: -xx (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 44.774% xx: 4477.400% xx: -4432.626% xx %: -4432.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and method of delivery validation test. The Revised Closing Disclosure Receipt Date that is the same day Revised Closing Disclosure Delivery Date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the TRID disclosure dates and method of delivery validation test. The Revised Closing Disclosure Receipt Date that is the same day Revised Closing Disclosure Delivery Date."
* Intent to Proceed Missing  (Lvl 3)     "An executed copy of Intent to proceed disclosure is missing from the loan file."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan was repurchased to sell to FNMA, but FNMA would not accept."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.77% as the Borrower’s income is $9,391.71 and total expenses are in the amount of $4,205.03 and the loan was underwritten by AUS/DU (Locator#XX Page#184) and its recommendation is “Approve/Eligible” and DTI is showing in it as 44.77%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6276664	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,869.90	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,128.38	3.625%	360	xx	xx	FHA	Fixed	Purchase	98.188%	102.116%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	631	645	55.612%	First	Final policy	Not Applicable	$9,897.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx, xx.
xx junior mortgage open against the subject property in the favor of xx of xx, N.A. in its capacity as bond trustee for the amount of $X,XXX.XX which was  recorded on xx/xx/XXXX with xx | xx/xx# xx.
xx annual taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.

xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of X/X/XXXXshows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx collection comment dated xx/xx/XXXX, states that the borrower’s income has been impacted by covidXX, also the borrower states that reason for default is unemployment. xx per the collection comment dated xx/xx/XXXX, X month’s forbearance plan was offered to the borrower. xx details regarding the xx plan are not available.
xx are no comments found related to the subject property condition.
xx time of origination xx is working in xx/ xx as xx from X years and X month.

xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: MI certificate is missing from the loan file. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1442 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2595   xx: -xx (xx)   xx %:    xx: xx per the appraisal report the appraisal date is xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 55.612%   xx: 5561.200%   xx: -5505.588%   xx %: -5505.xx%   xx: xx per the xx application the xx-close DTI is 55.612%.   xx: xx:
xx: xx in file? xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* Cash out purchase (Lvl 3) "As per loan documents, the loan is purchase. The Final CD reflects that cash out in the amount of $500.00."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $200,412.42. The disclosed finance charge of $200,247.44 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test is fail. Loan data is $200,247.44 and comparison data is $200,412.42. Hence, the variance is -$164.98."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed document is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape, Uninsured Co-borrower lost her job after closing due to COVID-19 and borrowers no longer qualify. Unable to sell bond loan or DPA 2nd lien, and loan is uninsurable. However, at the time of our review and based on the documents in file, we are unable to match the seller defect and have made the decision to escalate this for client review due to the impact on DTI. As per AUS/DU (Locator#XX) and its recommendation is “Approve/Eligible with 55.61%."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "This is a FHA loan and required MI cert is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.612% as the Borrower income was $3920.09 and total expenses are in the amount of $2180.03 per AUS/DU (Locator#XX) and its recommendation is “Approve/Eligible with 55.61%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14203678	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,057.44	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,131.94	2.625%	360		xx	xx		VA	Fixed		Purchase	103.600%	103.600%	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	790	795	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
 xx county taxes for the year of XXXX have been paid in the amount of $XXXX.XX. xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx per the comments, the borrower’s income was impacted by xx. xx further details have been found. xx borrower xx has been working at xx/ xx as an xx II
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 28 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2647   xx: -xx (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 34.434% xx: 3242.000% xx: -3207.566% xx %: -3207.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Dated (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Dated (xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the prohibited fees test. The loan charges one or more unauthorized fees. Certain fees may not be charged to the veteran under any circumstance, inclusive below-

Prohibited Fees Test Inclusion-

Attorney's Fee (Closing Agent Only) paid by Borrower: $600.00"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan is a VA uninsured - GNMA bought out due to uninsured."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99675548	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$472.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$925.92	3.625%	360	xx	xx	USDA	Fixed	Purchase	101.010%	101.010%	Full Documentation	Yes	Not Applicable	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	627	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx comments have been found stating the borrower’s income was impacted by xx. xx repairs and damages have been found.
xx borrower xx has been working as a xx for X years X months
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 27 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2450   xx: -xx (xx)   xx %:    xx: xx per loan file xx date as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003 xx: 34.414% xx: 3441.400% xx: -3406.986% xx %: -3406.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Dated (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Dated (xx/xx/2020). However, the method of delivery is marked as "Personal."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the first lien lender fees test since the loan is a first lien mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150.

2. This loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "1. This loan failed the first lien lender fees test since the loan is a first lien mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150.

2. This loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan is a USDA Purchase Primary and was repurchased due to uninsurable."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84934690	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,937.81	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$907.28	2.750%	360	xx	xx	USDA	Fixed	Purchase	101.010%	101.010%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	756	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx. xx of assignment has been completed. xx, the mortgage is with xx. which was recorded on xx/xx/XXXX. xx active judgments or liens have been found. xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX. xx charges for the year of XXXX have been paid in the amount of $XXX.XX. xx charges for the year of XXXX have been paid in the amount of $XXX.XX. xx prior year delinquent taxes have been found.	xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied. xx comments have been found stating the borrower’s income was impacted by xx. xx repairs and damages have been found.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 28 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2505   xx: -xx (xx)   xx %:    xx: xx per the document original appraisal date is xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003 xx: 43.562% xx: 4356.200% xx: -4312.638% xx %: -4312.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID Post-Consummation Event Validation Test. This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the TRID Post-Consummation Event Validation Test. This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that GNMA Buyout due to uninsured."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.56% as the Borrower’s income is $5,308.01 and total expenses are in the amount of $2,312.28 and the loan was underwritten by GUS (Locator#XX) and its recommendation is “ACCEPT/ELIGIBLE” and DTI is showing in it as 43.56%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46842029	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$729.50	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,547.78	4.375%	360	xx	xx	Conventional	Fixed	Purchase	96.875%	100.750%	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	815	Not Applicable	34.982%	First	Commitment	Not Applicable	$12,400.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx. xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX. xx is a hospital lien which was recorded on xx/xx/XXXX in the favor of xx. xx taxes for the year of XXXX have been paid in the amount of $XXX.XX. xx prior year delinquent taxes have been found.	xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied. xx comments have been found stating the borrower’s income was impacted by xx. xx repairs and damages have been found. xx borrower xx G xx has been working at xx as a xx for XX years XX months.
xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 11 (xx) |----| xx: xx per the xx is xx/xx/2021 xx-xx pg#550 xx showing xx/xx/2021. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.762%) is exceeded APOR (4.220%) by 0.542%. The APR threshold is 5.660% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 4.762%    Allowed: 4.220%    Over by: +0.542%"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $263,979.12. The disclosed finance charge of $263,164.12 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test is fail. Loan data is $263,164.12 and comparison data is $263,979.12. Hence, the variance is -$815.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID fee violation for $9.00 due to fee increase greater than a 10% increase in “creditor's provider fees” in Section E for a Recording Fee ($75.00) ."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 4.762%      Allowed: 4.220%     Over by: +0.542%"
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Not eligible for DPA program as borrower currently owns another residential property."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2021. Notary's signature date on the Mortgage/Deed of Trust as1/18/2021. Note date is xx/xx/2021."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4570850	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$7,424.68	$13,424.07	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,909.40	2.750%	360	xx	xx	VA	Fixed	Purchase	91.260%	91.260%	Full Documentation	Not Applicable	xx	xx	10.320%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	738	Not Applicable	28.316%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx,
xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xnd installment school taxes for the year of XXXX have been delinquent in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $X,XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx comments have been found stating the borrower’s income was impacted by xx. xx repairs and damages have been found.
xx borrower xx has been working at xx as a xx of xx.

xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 42 (xx)   xx %:    xx: xx reflects xx as xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV)   xx: 91.260%   xx: 90.000%   xx: 1.260%   xx %: 1.xx%   xx:    xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx reflects xx as PUD. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the loan origination fee test. (VA Pamphlet 26-7, Chapter 8.02, VA State Deviation Chart (xx/xx/2017) )
The loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount, or 1% of the unpaid principal balance if the loan is an Interest Rate Reduction Refinance Loan (IRRRL).
In addition to certain itemized fees and charges designated by VA guidelines, the lender may charge the veteran a flat charge not to exceed 1%. The lender's maximum allowable flat charge of 1% is intended to cover all of the lender's costs and services which are not reimbursable as "itemized fees and charges."
The seller, lender, or any other party may pay fees and charges, including discount points, on behalf of the borrower. VA regulations limit charges "made against or paid by" the borrower. They do not limit the payment of fees and charges by other parties."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on CD dated xx/xx/2020.  LE dated xx/xx/2020 reflects a Transfer Taxes at $8401.00, however, Initial CD dated xx/xx/2020 reflects the Transfer Taxes at $12,354.94.  This is a fee increase of $3953.94 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2020. Initial LE dated xx/xx/2020 reflects Lender Credit at $16,247.00, however, Initial CD dated xx/xx/2020 reflects Lender Credit at $16,246.79. This is decrease of $0.21 for fee which has 0% tolerance test."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, the UW used the wrong property from the COe on her worksheet. The entitlement on the property that was sold has been restored, but due to this issue, we do not have enough entitlement for the loan that just closed."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Required Affiliated Business Disclosure document is missing from loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62452331	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,699.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$360.96	2.875%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	797	Not Applicable	47.456%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx is a senior mortgage which was recorded on xx/xx/XXXX in the favor of MERS as nominee for xx, xx in the amount of $xx.
xx taxes for the year of XXXX have been paid in the amount of $XXX.XX.
xx school taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower is now current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx per the comments, the borrower’s income was impacted by xx. xx borrower was offered FB plan that began from xx/xx/XXXX in the amount of $XXX.XX. xx, it was extended till xx/xx/XXXX. xx further details have been found.
xx repairs and damages have been found.
xx borrower xx has been working at xx as a CNA for X yearsX month.

xx:xx:xx	xx	Missing or error on the Rate Lock Origination Appraisal	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| 42 (xx) |----| xx: xx reflects the xx as xx/xx/2020. xx: xx:
xx: xx LTV (OLTV)   xx: 100.000%   xx: 87.000%   xx: 13.000%   xx %: 13.00000%   xx: "xx used for xx: $87,000. xx: $87,000. LTV = 100%. "   xx: xx:
xx: xx P&I   xx: $360.96   xx: $611.50   xx: $-250.54   xx %: -40.xx%   xx: xx P&I in xx of $360.96   xx: xx:
xx: xx-xx DTI per 1003 xx: 47.456% xx: 54.000% xx: -6.544% xx %: -6.xx% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE result is Moderate as this loan has failed TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and Qualified Mortgage DTI Threshold Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is $47,653.04 and allowed is $48,825.54 however it is undercharged by $1,172.50."
* Loan does not conform to program guidelines (Lvl 3)     "The Borrower does not have sufficient income to support the total monthly obligations, DTI outside of guidelines."
* Missing Appraisal (Lvl 3)     "Appraisal Report is missing in the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by the Borrower."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.456% as the Borrower income was $2,490.66 and total expenses are in the amount of $1,181.97 per AUS/LP (Locator#XXP Page#562) and its recommendation is “Accept/Eligible” at a DTI of 47%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per seller tape, the file shows 47% DTI but the tape shows 54%. Details not provided but 54% would be QM violation. Unable to verify tape, unable to calc ATR."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5061626	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,796.41	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,078.30	3.000%	360	xx	xx	VA	Fixed	Refinance	100.000%	100.000%	Full Documentation	Yes	xx	xx	Unavailable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	657	656	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx comments have been found stating the borrower’s income was impacted by xx. xx repairs and damages have been found.
xx borrower xx employment details have not been mentioned.

xx:xx:xx	xx	Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: MI xx: xx: 0.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 12 (xx)   xx %:    xx:    xx: xx:
xx: xx P&I   xx: $2078.30   xx: $2461.23   xx: $-382.93   xx %: -15.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 0.000%   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx:    xx %:    xx:    xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $262,529.69. The disclosed finance charge of $255,926.03 is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR§226.23(h) ) The finance charge is $262,529.69. The disclosed finance charge of $255,926.03 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Loan does not conform to program guidelines (Lvl 3)     "This is not insured as we cannot insure it due to the 210 days not being met."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Missing Final Transmittal Summary."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30783693	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$911.82	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,379.46	3.625%	360		xx	xx		Conventional	Fixed		Refinance	60.496%	60.496%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	812	814	30.254%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx D. xx and xx D. xx, husband and wife’ which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx’.
xx is civil judgment against the subject borrower in the amount of $XXXX.XX which was recorded on xx/xx/XXXX in the favor of ‘xx RV xx’.
xx prior delinquent taxes have been found.
xx combined taxes for XXXX have been paid off in the amount of $X,XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $XXXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx

xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $XXXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available.
xx per XXXX, borrower was not working as he received pension TRS and IRA XXXdistribution.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: MI xx: xx: 0.000%   xx:    xx %:    xx:    xx: xx:
xx: xx at xx (xx)   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2020   xx: 58 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 30.254%   xx: 44.987%   xx: -14.733%   xx %: -14.xx%   xx:    xx: xx:
																																																																																				xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx: xx:	4: Unacceptable	* Property Type unacceptable under guidelines (Lvl 4) "Per tape, subject is a commercial investment property. BWR is retired. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80503662	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,271.70	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,104.41	5.250%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	708	50.916%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with
MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx are X judgments.
Xst and Xnd instalment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx loan is currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx comments have been found stating the borrower’s income was impacted by xx. xx repairs and damages have been found.
xx borrower xx has been working at xx., as a xx for X years.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: 00000000001234400000NNNN   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: NNNN00000343210000000000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 50.916% xx: 44.900% xx: 6.016% xx %: 6.01600% xx: xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.916% as the Borrower income was $4,800.69 and total expenses are in the amount of $2,444.33.
																																																																																						A recent credit report obtained by Fannie Mae reported additional monthly debt with XX was not disclosed in the loan documentation. Including a monthly payment(s) of $289 resulted in a revised DTI of 50.92%."				Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54046411	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,733.32	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$964.54	2.875%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Not Applicable	687	Unavailable	57.632%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx, a xx.
xx of assignment has been completed. xx, the mortgage is with
MERS as nominee for xx, xx, a xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx city taxes for the year of XXXX have been paid in the amount of $XXX.XX.
xx county taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx loan is currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx has been working at WDS xx as an xx for X years.

xx:xx:xx	xx	Flood Certificate HUD-1 Closing Statement Initial 1003_Application Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: "xx used for xx: $236,769. xx of xx(s):$000. xx: $232,480. CLTV = 98.189%. "   xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: "xx used for xx: $236,769. xx: $232,480. LTV = 98.189%. "   xx: xx:
xx: xx: 00000   xx: 000NNNNNNNNNNNNNNNNNNNNN   xx:    xx %:    xx:    xx: xx:
xx: xx: 00000   xx: NNNNNNNNNNNNNNNNNNN0N000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 57.632% xx: 50.420% xx: 7.212% xx %: 7.xx% xx: xx: xx:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership Counseling Disclosure is missing from loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing from loan document."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Closing documents have MIP for 11 years and should have been life of loan.  FHA uninsured. No supportive documents in the loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan and required mortgage insurance certificate is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 Application is missing from loan document."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from loan file."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from loan file."
* Settlement date is different from note date (Lvl 3) "Final CD is missing from the loan file. Notary signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."	* Missing flood cert (Lvl 2) "Flood cert is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 57.632% as the Borrower income was $8243.20 and total expenses are in the amount of $4750.70 per AUS/DU (Locator#XX-Pg#41) and its recommendation is “Approve/Eligible with 57.63%.”"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45979251	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,089.27	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$930.05	2.625%	360	xx	xx	FHA	Fixed	Refinance	97.703%	97.703%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	667	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with
MERS as nominee for xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx has been working at xx as a xx for X years X months.

xx:xx:xx	xx	Affiliated Business Disclosure Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: 97.703%   xx: 96.020%   xx: 1.683%   xx %: 1.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 97.703%   xx: 96.020%   xx: 1.683%   xx %: 1.xx%   xx:    xx: xx:
xx: xx: 0000   xx: 00NNNNNNNNNNNNNNNNNNNNNN   xx:    xx %:    xx:    xx: xx:
xx: xx: 0000 xx: NNNNNNNNNNNNNNNNNNNNNN00 xx: xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape,

"UNINSURED FHA LOAN--FHA Streamline / closed without an FHA streamline case number.

There are no income or asset documents, nor was an appraisal done.

The value on the tape is from their 2019 purchase." to validate the issue document is missing from loan document."
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan and required Mortgage Insurance is missing from loan document."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from loan document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96876891	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,829.70	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,375.13	3.250%	360	xx	xx	VA	Fixed	Refinance	90.278%	90.278%	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	787	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with
MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment received details have not been provided. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment received details have not been provided. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx employment details have not been provided

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: 90.278%   xx: 89.000%   xx: 1.278%   xx %: 1.xx%   xx: xx per xx data 89%. but xx value is 90.278%   xx: xx:
xx: xx LTV (OLTV)   xx: 90.278%   xx: 89.000%   xx: 1.278%   xx %: 1.xx%   xx: xx per xx data 89%. but xx value is 90.278%   xx: xx:
xx: xx: 00000000000000   xx: 000000000000NNNNNNNNNNNN   xx:    xx %:    xx:    xx: xx:
xx: xx: 00000000000000 xx: NNNNNNNNNNNN000000000000 xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and method of delivery validation test.
This loan contains either:
A Revised Loan Estimate Receipt Date that is the same day as the Revised Loan Estimate Delivery Date; or
The Initial Closing Disclosure Receipt Date that is the same day Initial Closing Disclosure Delivery Date; or
The Revised Closing Disclosure Receipt Date that is the same day Revised Closing Disclosure Delivery Date.
However, the method of delivery is marked as "USPS First Class Mail." Please review the loan data to ensure the dates and method of delivery are correct."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Per tape, loan was closed with incorrect term."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86134636	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,973.00	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,094.71	3.875%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	40.545%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx NE.
xx of assignment has been completed. xx, the mortgage is with
MERS as nominee for xx NE which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx county taxes for the year of XXXX have been paid in the amount of $XXXX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx borrower xx A xx has been working at xx., as a xx for X years X months.

xx:xx:xx	xx	Affiliated Business Disclosure Missing or error on the Rate Lock	xx: xx: 0000000000000000000 xx: 0000000000000000NNNNNN |---| |----| xx: xx: xx:
xx: xx: 0000000000000000000   xx: NNNNNN0000000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 40.545% xx: 40.550% xx: -0.005% xx %: -0.00500% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Compliance failing for State Regulations. PA License Validation Test."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue, "The reason for the kickback is due to the fact that the borrower received a gift from their employer, but it fails this guideline “the program is an established company program, not just an accommodation developed for an individual employee," Supporting document to validate the issue is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock agreement is missing from loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate Business Disclosure document is missing from loan documents."		* ComplianceEase Exceptions Test Failed (Lvl 1) "Compliance failing for State Regulations. PA License Validation Test."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45737200	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$2,006.77	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$583.38	4.750%	180		xx	xx		Conventional	Fixed		Cash Out	55.556%	55.556%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	704	699	122.566%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, A xx, xx.
xx of assignment has been completed. xx, the mortgage is with
MERS as nominee for xx, A xx, xx which was recorded on xx/xx/XXXX.
xx is a senior mortgage in the amount of $XX,XXX which was recorded on xx/xx/XXXX in the favor of MERS as nominee for xx's xx.
xx is a state tax lien in the amount of $XXXX which was recorded on xx/xx/XXXX in the favor of xx of xx.
Xst and Xnd installment county taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx utility charges for the year of XXXX have been paid in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.

xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment received details have not been provided. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XX,XXX.XX.
xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment received details have not been provided. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx has been working at xx as a xx for X years X months.

xx:xx:xx	xx	Missing or error on the Rate Lock Origination Appraisal	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx per xx, MI is not required. xx, in xx document it reflect as not applicable xx: xx:
xx: xx CLTV xx: 55.556%   xx: 55.560%   xx: -0.004%   xx %: -0.00400%   xx: xx per xx, xx CLTV ratio % is 55.560%. xx, in xx document it reflect 55.556%.   xx: xx:
xx: xx LTV (OLTV)   xx: 55.556%   xx: 55.560%   xx: -0.004%   xx %: -0.00400%   xx: xx per xx, xx LTV (CLTV) is 55.560%. xx, in xx document it reflect 55.556%.   xx: xx:
xx: xx-xx DTI per 1003 xx: 122.566% xx: 49.590% xx: 72.976% xx %: 72.xx% xx: xx per xx, xx-xx DTI per 1003 is 49.590%. xx, in xx document it reflect 49.589%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2018 shows Property Condition Report at $0.00, however Final CD dated xx/xx/2019 shows Property Condition Report at $145.00. This is a fee increase of $145.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing Appraisal (Lvl 3)     "A copy of Appraisal document  is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by the Borrower(s). State required."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, incorrect income calc and undisclosed debt would push DTI to over 120%. Details not in file. Unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96946333	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,723.39	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,144.50	2.625%	360	xx	xx	VA	Fixed	Refinance	83.809%	83.809%	Streamline Refinance	Not Applicable	xx	xx	25.000%	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	706	787	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx., in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under instru#xx-XXXXXXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx are X UCC judgments against the name of borrower in favor of xx, xx and amount mentioned as $X.XX which was recorded in between xx/xx/XXXX-xx/xx/XXXX.

xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per provided tape data as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx required latest comment history is missing hence xx-XX review has not been performed.

xx per provided tape data as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx evidence of employment has been found.

xx:xx:xx	xx	Missing or error on the Rate Lock Transmittal (1008)	xx: xx of xx: 2 xx: 1 |---| 1 |----| 100.00000% xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx CD(PG#1)xx account xx is xx.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -4 (xx)   xx %:    xx: xx (PH#138) note date is xx/xx/2020.   xx: xx:
xx: xx of xx: xx in xx/xx: xx rate or term   xx:    xx %:    xx:    xx: xx:
xx: xx: 358 xx: 359 xx: -1 xx %: -0.xx% xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape data reflects following issue, " VA IRRRL that does not meet HUD seasoning requirements. Less than 6 months. We do not have the LDC" Supporting document to validate the issue is missing from loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Missing Final Transmittal Summary."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock Document is missing from loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70264399	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,212.52	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,049.10	3.875%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	703	42.874%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx, xx” for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx per the comment dated xx/xx/XXXX, the reason for default is excessive obligation and the comment dated xx/xx/XXXX, the subject property is owner occupied. xx borrower intends to keep the property. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx. as xx from X.X years.

																																																																																	xx:xx:xx	xx			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape data states issue with loan is "Roundpoint repurchase 9/11/20 due to FNMA not accepting appraisal. No bldg. permits located but repair items noted on appraisal not structural but cosmetic - sheetrock, flooring, etc. and appraiser provided a thorough response""			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34705258	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,167.99	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$393.15	3.990%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	49.926%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx, xx” for the amount of $XX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed. xx latest collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx as xx from X.XX years.

xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx: xx/xx/2019 xx: xx/xx/2019 |---| 30 (xx) |----| xx: xx payment date is as xx/xx/2019. xx: xx:
xx: xx-xx DTI per 1003 xx: 49.926% xx: 42.234% xx: 7.692% xx %: 7.xx% xx: xx-xx DTI per 1003 is as 49.926%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Charges That In Total Cannot Increase More Than 10% Test: Loan Data $91.00, Comparison Data $88.00 and Variance $3.00"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Required Affiliated business disclosure is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.439%, the Borrower income was $1,800.26 and total expenses are in the amount of $592.79 and the loan was underwritten by AUS/DU (Locator# XX) and its recommendation is “Approve/Eligible” with a DTI of 49.93%"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.439%, the Borrower income was $1,800.26 and total expenses are in the amount of $592.79 and the loan was underwritten by AUS/DU (Locator# XX0) and its recommendation is “Approve/Eligible” with a DTI of 49.93%"
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per seller tape, undisclosed debts at closing would push DTI over at least 50% as loan was approved without the debts at 49.93%. Details not in file. Unable to calc ATR."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84489991	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,845.81	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$337.37	4.875%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	780	808	28.977%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx, xx” for the amount of $XX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of combined taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and due in the amount of $XXX.XX on xx/xx/XXXX.
xx and fourth installments of combined taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and $XXX.XX on xx/xx/XXXX.
xx installments of utility taxes for the year of XXXX are due in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and interest rate is X.XXX%. xx loan has not been modified. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx subject property and the reason for default are unable to be determined. xx to comment dated xx/xx/XXXX, the subject property had damages. xx property needs repairs. xx loss draft check has been received on xx/xx/XXXX with the check# xx in the amount of $X,XXX.XX. xx, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. xx details have been found regarding the insurance claim.
xx, the borrower is working at xx pl at ni um xx as xx from X.XX years.

xx:xx:xx	xx	Initial 1003_Application	xx: xx-xx DTI per 1003 xx: 27.319% xx: 25.546% |---| 1.773% |----| 1.xx% xx: NA xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue "incorrect appraisal type for covid overlays re purchase FHLMC." to validate the issue no supporting is missing from loan document."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial Application not signed."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40092266	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$946.22	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$254.61	3.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	678	Not Applicable	39.096%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX with instr#xx. xx chain of mortgage assignment has been completed. xx is a hospital lien open against the borrower in the favor of xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently performing. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XX,XXX.XX.	xx:xx of updated payment history as of xx/xx/XXXX, the loan is currently performing. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XX,XXX.XX. xx collections comments are not available. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx, we require collections comments in recent XX months after loan origination. xx the time of origination borrower was working as xx at “xx” for XX years X months.
xx:xx:xx	xx	xx: xx: xx: xx |---| |----| xx: xx: xx: xx: xx: xx/xx/2020 xx: xx/xx/2020 xx: 18 (xx) xx %: xx: xx per loan document is showing xx/xx/2020, xx data is showing date xx/xx/2020 xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).
One or more of the final charges exceed the comparable amount. Your total tolerance violation is $10.10."
* Higher-Priced Mortgage Loan test Fail (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.010%     Allowed: 4.530%     Over by: +0.480%"
* HOEPA Points and Fees Test Fail (Lvl 3)     "This loan failed the QM points and fees test due to one of the following findings: ( Freddie Mac Bulletin 2013-16 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount. The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount."
* LE/CD Issue date test Fail (Lvl 3)     "Closing Disclosure dated xx/xx/2020 does not reflect a signature and the document tracking disclosure was not located.  Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID.  Document tracker is required to ensure timing and clear timing fail."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The seller Concessions were too high."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2154542	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,623.46	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$785.83	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	84.135%	84.135%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	776	Not Applicable	19.808%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.
xx active judgments or liens found.

xx installment county taxes of the year XXXX were due on xx/xx/XXXX in the amount of $XXX.XX.
xx installment county taxes of the year XXXX are due on xx/xx/XXXX in the amount of $XXX.XX.

xx of updated payment history as of xx/xx/XXXX, the loan is currently performing. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XXX,XXX.XX.	xx:xx is in performing status.
xx of updated payment history as of xx/xx/XXXX, the loan is currently performing. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XXX,XXX.XX.

xx collections comments are not available. xx comments are missing from xx/xx/XXXX  to xx/xx/XXXX. xx, we require collections comments in recent XX months after loan origination.

xx the time of origination borrower was working as xx at “xx” for XX years.
xx:xx:xx	xx	xx: xx: xx: xx |---| |----| xx: xx has been xx. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 19 (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2020.   xx: xx:
xx: xx CLTV xx: 84.135%   xx: 74.468%   xx: 9.667%   xx %: 9.xx%   xx: xx used for xx:   xx: xx:
																																																																																				xx: xx LTV (OLTV) xx: 84.135% xx: 74.468% xx: 9.667% xx %: 9.xx% xx: xx used for xx: xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that appraised value was not updated, so LTV became 84.135%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52380982	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$676.20	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$842.35	3.000%	360	xx	xx	USDA	Fixed	Purchase	101.010%	101.010%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	29.383%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.
xx is a hospital lien prior to subject mortgage open against the borrower in the favor of xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently performing. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx of updated payment history as of xx/xx/XXXX, the loan is currently performing. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.

xx collections comments are not available. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx, we require collections comments in recent XX months after loan origination.
xx-XX review has not been performed.

xx the time of origination borrower was working as xx at “xx" for X year X months.
xx:xx:xx	xx	Credit Report Missing or error on the Rate Lock Mortgage Insurance	xx: xx of xx: 2 xx: 0 |---| 2 |----| xx: NA xx: xx:
xx: xx #1 xx: L xx: xx:    xx %:    xx: xx dated xx/xx/2021 and signed at closing, reflects the xx's xx as L xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is escrowed & escrow disclosure is available in the loan file.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 21 (xx)   xx %:    xx: xx reflects the effective date as xx/xx/2020.   xx: xx:
xx: xx CLTV xx: 101.010%   xx: 100.908%   xx: 0.102%   xx %: 0.xx%   xx: "xx used for xx: $197,800.00 xx of xx(s): $0.00. xx: $199,797.00. CLTV = 101.010%.   xx: xx:
xx: xx LTV (OLTV)   xx: 101.010%   xx: 100.908%   xx: 0.102%   xx %: 0.xx%   xx: "xx used for xx: $197,800.00 xx: $199,797.00. LTV = 101.010%.   xx: xx:
xx: xx: 358 xx: 360 xx: -2 xx %: -0.xx% xx: NA xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Comments from Bank Tape:- Credit report expired before funding and wasn't caught. Uninsured."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI Cert is missing in the loan file."	* Missing credit report (Lvl 2) "credit report is missing in loan file."	* Missing or error on the Rate Lock Document (Lvl 1) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31807774	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,303.32	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,286.40	3.375%	180	xx	xx	Conventional	Fixed	Cash Out	80.667%	80.667%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	40.468%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.
xx active judgments or liens found.
xx of updated payment history as of xx/xx/XXXX, the loan is currently performing. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx of updated payment history as of xx/xx/XXXX, the loan is currently performing. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.

xx collections comments are not available. xx comments are missing from xx/xx/XXXX  to xx/xx/XXXX. xx, we require collections comments in recent XX months after loan origination.
xx-XX review has not been performed.

xx the time of origination borrower was working as xx at “xx & xx, xx” for X years X months.

xx:xx:xx	xx	Final Title Policy Mortgage Insurance	xx: xx: xx: xx |---| |----| xx: xx is escrowed & escrow disclosure is available in the loan file. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 15 (xx)   xx %:    xx: xx reflects the effective date as xx/xx/2020.   xx: xx:
xx: xx CLTV xx: 80.667%   xx: 72.600%   xx: 8.067%   xx %: 8.06700%   xx: xx used for xx: $225,000.00. xx of xx(s): $0.00. xx: $181,500.00. CLTV = 80.667%.   xx: xx:
xx: xx LTV (OLTV) xx: 80.667% xx: 72.600% xx: 8.067% xx %: 8.06700% xx: xx used for xx: $225,000.00. xx: $181,500.00. LTV = 80.667%. xx: xx:	3: Curable	* Appraisal Value (Lvl 3) "Appraisal report dated xx/xx/2020 reflects the appraised value as $xx however AUS/1008/Final CD reflects the appraised value as $xx"
* Loan does not conform to program guidelines (Lvl 3)     "Comments from Bank Tape: Appraised value was not updated so LTV 72.6%"
* MI, FHA or MIC missing and required (Lvl 3)     "MI Cert is missing in the loan file."
																																																																																							* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "A copy of the Final Title policy is missing in loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29434381	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$14,706.57	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,713.51	3.625%	360	xx	xx	Conventional	Fixed	Refinance	64.324%	69.703%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	38.745%	First	Short Form Policy	Not Applicable	$49,750.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx of assignment has been completed.
xx is one senior mortgage against the subject property in the favor of xx, N.A. for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx active liens and judgments have been found.
xx and second installment city taxes for the year of XXXX have been paid in the amount of $XXXX.XX & $XXXX.XX.
xx prior year delinquent taxes have been found.
xx of updated payment history as of xx/xx/XXXX, the loan is currently performing. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XXX,XXX.XX.	xx:xx loan present status is performing.
xx of updated payment history as of xx/xx/XXXX, the loan is currently performing. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XXX,XXX.XX.
xx are missing. xx COVID review has not been performed.
xx, the borrower is working at the xx as a xx from XX years XX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx: xx |---| |----| xx: xx is escrowed & escrow disclosure is available in the loan file. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 28 (xx)   xx %:    xx: xx reflects the effective date as xx/xx/2020.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 41.128%   xx: 45.466%   xx: -4.338%   xx %: -4.xx%   xx: xx per 1003 equals $17,555.11. xx subject property PITIA equals $4,784.05. xx other monthly payments $2,436.00. DTI = 41.128%.   xx: xx:
xx: xx-xx per 1003   xx: 27.252%   xx: 25.841%   xx: 1.411%   xx %: 1.xx%   xx: xx subject property PITIA equals $4,784.05. xx verified monthly income equals $17,555.11. xx equals 27.252%.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx and xx DU reflect xx in xx/xx. xx(s) received no cash back at closing and paid off no liabilities. xx: xx:	3: Curable	* DU/GUS/AUS has issues or conditions (Lvl 3) "Final DU incomplete. Final DU reflects monthly principle & interest at $2,816.72per month, however, the note reflects monthly principle & interest at $2,713.51 per month."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Comments from Bank Tape: Credit report expired before funding and wasn't caught"		* Missing or error on the Rate Lock Document (Lvl 1) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78009592	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$65.89	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,089.00	2.875%	360	xx	xx	Conventional	Fixed	Purchase	79.984%	79.984%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx of assignment has been completed.
xx active liens and judgments have been found.
xx county taxes for the year of XXXX have been paid in the amount of $XX.XX.XX.
xx of updated payment history as of xx/xx/XXXX, the loan is currently performing. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XXX,XXX.XX.	xx:xx loan present status is performing.
xx of updated payment history as of xx/xx/XXXX, the loan is currently performing. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XXX,XXX.XX.
xx are missing. xx COVID review has not been performed.
xx, the borrower is working at the xx as a xx from XX years X months.
xx to the updated title report dated xx/xx/XXXX (pg#X), the tax note shows the subject property is vacant at the time of most recent tax bill.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 4 xx: 2 |---| 2 |----| 100.00000% xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per the xx CD, the escrow account is available.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 14 (xx)   xx %:    xx: xx per the appraisal document available in the file, the xx date is 10/20/20.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -3 (xx)   xx %:    xx: xx per the NOTE document, the xx date is xx/xx/2020.   xx: xx:
xx: xx: 356 xx: 358 xx: -2 xx %: -0.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the federal undiscounted rate validation test. The loan charges a bona fide discount fee without any reduction of the interest rate from the undiscounted rate. The interest rate should be less than the undiscounted rate if a bona fide loan discount fee is charged.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. 6This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal."

4. This loan failed the undiscounted rate validation test. The loan charges a bona fide discount fee without any reduction of the interest rate from the undiscounted rate. The interest rate should be less than the undiscounted rate if a bona fide loan discount fee is charged.

5. This loan failed the revised closing disclosure delivery date test (waiting period required)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $707.00 on final CD dated xx/xx/2020. There is a total fee increased of $707.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the revised closing disclosure delivery date test (no waiting period required)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $707.00 on final CD dated xx/xx/2020. There is a total fee increased of $707.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock agreement is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.98% as the Borrower’s income is $6,630.00 and total expenses are in the amount of $3,247.20 and the loan was underwritten by AUS/DU (Locator#XXf Page#630) and its recommendation is “Approve/Eligible” and DTI is showing in it as 48.98%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, there is a discrepancy in income. Loan was approved at 48%. Details of income issue not in file. Unable to calc ATR."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48441759	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,314.34	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,503.26	3.500%	240	xx	xx	Conventional	Fixed	Refinance	86.400%	86.400%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	40.609%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx of assignment has been completed.
xx is one senior state tax lien against the borrower xx for the amount of $XXXX.XX which was recorded on xx/xx/XXXX.
xx to fourth combined installment taxes for the year of XXXX-XX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.

xx of updated payment history as of xx/xx/XXXX, the loan is currently performing. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XXX,XXX.XX.	xx:xx loan present status is performing.
xx of updated payment history as of xx/xx/XXXX, the loan is currently performing. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XXX,XXX.XX.
xx are missing. xx COVID review has not been performed.
xx, the borrower is working at the xx of xx as a xx from XX years.
xx property occupancy is unable to be determined.

xx:xx:xx	xx	xx: xx: xx: xx |---| |----| xx: xx per xx showing in data xx #199 xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 46 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -5 (xx)   xx %:    xx: xx per xx/xx/2020 in loan file, xx data showing date is xx/xx/2020   xx: xx:
xx: xx-xx DTI per 1003   xx: 40.609%   xx: 40.357%   xx: 0.252%   xx %: 0.xx%   xx: xx per DTI per 1003 is as reflects on loan file 40.609%, however show xx data 40.357%.   xx: xx:
xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. 6This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate since this loan failed the prohibited fees test. The loan does charge fee(s) not provided for in this act, which is prohibited.

Prohibited Fees Test: FAIL    Charged: $818.72    Allowed: $0.00    Over by: +$818.72

Prohibited Fees Test Inclusion-

Notice of Settlement Fee paid by Borrower: $20.00
Prepaid Interest paid by Borrower: $198.80
Reconveyance Fee paid by Borrower: $75.00
Title Closing Protection Letter (CPL) paid by Borrower: $75.00
Utility Fee Seller to Borrower paid by Borrower: $449.92"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test. The loan does charge fee(s) not provided for in this act, which is prohibited.

Prohibited Fees Test: FAIL    Charged: $818.72    Allowed: $0.00    Over by: +$818.72

Prohibited Fees Test Inclusion-

Notice of Settlement Fee paid by Borrower: $20.00
Prepaid Interest paid by Borrower: $198.80
Reconveyance Fee paid by Borrower: $75.00
Title Closing Protection Letter (CPL) paid by Borrower: $75.00
Utility Fee Seller to Borrower paid by Borrower: $449.92"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the revised closing disclosure delivery date test (no waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date."
* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the FHA appraisal wanted repair but this is a Conventional loan."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $15.75 on final CD dated xx/xx/2020.
																																																																																								An initial LE dated xx/xx/2020 reflects the Credit Report Fee as $100.00, however, the final CD reflected it as $115.75. There is a total fee increased of $15.75 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees. However, there is a Non-specific Lender Credit has been provided in final CD for $15.75 to cure it."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41808025	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$728.47	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$313.05	3.500%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	36.948%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx, xx.
xx chain of assignment has been completed as currently the assignment is with xx, xx.
xx active judgments or liens have been found pending.
xx;
X) xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found pending.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.	xx:xx collection comments and payment history shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.
xx application available in the loan file located at xx shows that the borrower was getting income from xx securities in the amount of $X,XXX.XX.
xx loan has not been modified since origination.
xx was not initiated in the loan.
xx has not filed bankruptcy.
xx property is in average condition. xx visible damages or repairs have been observed on the subject property.

xx:xx:xx	xx	Final Title Policy Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	xx: xx (xx script version) xx: xx/xx/2020 xx: xx/xx/2020 |---| 35 (xx) |----| xx: xx application reflects the application xx as xx/xx/2020. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: MI xx: $0.00   xx: $1199.00   xx: $-1199.00   xx %: -100.00000%   xx: NA   xx: xx:
xx: MI xx: FHA   xx: xx:    xx %:    xx: xx is a FHA loan.   xx: xx:
xx: MI xx: xx: 85.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx: xx application dated xx/xx/2020 reflects the xx as FHA.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: xx used for xx: $71,000.00. xx: $69,714.00. CLTV = 98.189%.   xx: xx:
xx: xx: 000000   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 000000   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003 xx: 36.948% xx: 33.438% xx: 3.510% xx %: 3.xx% xx: xx per 1003 equals $1,370.67. xx property PITIA equals $478.43. xx other monthly payments $28.00. DTI = 36.948%. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Appraisal expired at time of closing."
* MI, FHA or MIC missing and required (Lvl 3)     "MI Cert is missing in the loan file."
* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3)     "A copy of the Final Title policy is missing in loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Missing Initial Application signed by the LO."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing Required Disclosures (Lvl 3)     "Home Loan Toolkit is missing in the loan file."
* TILA Finance Charge (Lvl 3) "Finance charge disclosed on Final CD as $46,121.57. Calculated Finance Charge is $55,643.31 for an under disclosed amount of $9,521.74. Reason for Finance Charge under disclosure is unknown."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.733%) is exceeded APOR (4.690%) by 0.043%. The APR threshold is 4.690% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 4.733%    Allowed: 4.690%    Over by: +0.043%"
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 4.733% Allowed: 4.690% Over by: +0.043%"	* Cash out purchase (Lvl 1) "Final CD dated xx/xx/2020 reflects cash to borrower as $675.17."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18942350	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	Unavailable	Unavailable	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$570.06	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	78.125%	78.125%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Unavailable	Unavailable	Primary	Yes	Yes	No	717	Not Applicable	42.353%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx.
xx chain of assignment has been completed, as currently the assignment is with xx.
xx active judgments or liens have been found pending.

xx: xx: xx (xx report not attached)	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.	xx:xx collection comments and payment history shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.
xx loan has not been modified since origination.
xx application available in the loan file located at xx shows that the borrower was working with xx since XX years as an xx.

xx was not initiated in the loan.
xx has not filed bankruptcy yet.
xx property is in average condition. xx visible damages or repairs have been observed on the subject property.

xx:xx:xx	xx	HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	xx: xx (xx script version) xx: xx/xx/2020 xx: xx/xx/2020 |---| 41 (xx) |----| xx: xx application is dated xx/xx/2020 xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1397 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx: xx report is not available.   xx: xx:
xx: xx: 00000000   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 00000000 xx: xx: xx %: xx: NA xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Closing Disclosure is missing in the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Comments from Bank Tape:- Cash out Refi; Exterior only appraisal"
* Missing Appraisal (Lvl 3)     "Appraisal is missing from loan documents."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial 1003 is not signed by Loan originator."	* State License Validation Test Fail (Lvl 2) "Compliance failing for State Regulations. PA License Validation Test. In the state of PA, lender is licensed under state ID# 20799. as a Mortgage Lender per NMLS web site."	* Appraisal not dated (Lvl 1) "Appraisal report is missing in the loan file."	Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44226666	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,025.72	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,215.94	3.990%	360	xx	xx	Conventional	Fixed	Refinance	56.667%	56.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	775	Not Applicable	47.103%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx.
xx chain of assignment has been completed as currently the assignment is with xx.
xx active judgments or liens have been found pending.
xx;
X) Xst and Xnd installment county taxes for the year of XXXX have been paid in the total amount of $X,XXX.XX.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.	xx:xx collection comments and payment history shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.
xx loan has not been modified since origination.
xx application available in the loan file located at xx shows that the borrower was working with xx, INC since X years and XX months as a xx was not initiated in the loan.
xx has not filed bankruptcy yet.
xx property is in average condition. xx visible damages or repairs have been observed on the subject property.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx (xx script version) xx: xx/xx/2019 xx: xx/xx/2019 |---| 65 (xx) |----| xx: xx per application xx/xx/2019 xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: MI is not required.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx documents reflects xx escrow account.   xx: xx:
xx: xx: 00000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 00000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 47.103%   xx: 51.591%   xx: -4.488%   xx %: -4.xx%   xx: xx close DTI as per 1003 is 47.103 due to the verifed income is $4,766.68 and total monthly debt verified is $2,245.25.   xx: xx:
xx: xx:     xx %:    xx: xx address street as per xx document is  xx.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx per application refinance purpose is "xx". xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.103%, the Borrower income was $4,766.68 and total expenses are in the amount of $2,245.25 and the loan was underwritten by AUS/DU (Locator# XX pg. #301) and its recommendation is “Approve/Eligible” with a DTI of 47.103%. Seller tape reflects the following issue, "Undisclosed liability; Revised DTI 51.19%"."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, there was an undisclosed debt at closing. Loan was approved at 47% but with debt would be over 51%. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44527678	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,844.31	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,240.78	3.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Secondary	Yes	Yes	No	700	742	38.597%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx for the year XXXX/XXXX have been paid in the total amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx per the comment dated xx/xx/XXXX, the subject property is vacant. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Origination Appraisal	xx: xx (xx script version) xx: xx/xx/2020 xx: xx/xx/2020 |---| 114 (xx) |----| xx: xx date is as xx/xx/2020. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 21 (xx)   xx %:    xx: xx/xx/2021.   xx: xx:
xx: xx: 0000000000MM   xx: xx:    xx %:    xx: 0000000000MM.   xx: xx:
xx: xx: MM0000000000   xx: xx:    xx %:    xx: MM0000000000.   xx: xx:
xx: xx-xx DTI per 1003 xx: 37.256% xx: 37.280% xx: -0.024% xx %: -0.02400% xx: xx-xx DTI per 1003 is as 37.256%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is moderate as this loan has failed Prohibited Fees Test and Charges That Cannot Increase Test."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan has failed Prohibited Fees Test.

This loan failed the prohibited fees test. (N.J.S.A. §17:11C-74, N.J.A.C. §§3:1-16.2) The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) a broker fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
1 Application fee
2 Origination Fee
3 Lock in fee
4 Commitment Fee
5 Warehouse Fee
6 Discount Points"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Mortgage Broker Fee at $0.00, however Final CD dated xx/xx/2020 shows Mortgage Broker Fee at $4,018.80. This is a fee increase of $4,018.80 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Sellers tape reflects the following issue,PIW Eligibility lost."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal is missing in the loan file."			Moderate	Not Covered	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49013214	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,566.69	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,038.08	2.990%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	759	Not Applicable	45.107%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found; however, the current assignment is with the lender MERS as nominee for xx.
xx active liens and judgments have been found against the borrower and the property.
xx combined taxes for the year of XXXX have been paid total in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.

xx:xx to the review of the servicing comments, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx information pertaining to bankruptcy has been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final XXXX, the borrower “xx” is working in xx, xx as a xx r from X months.

xx:xx:xx	xx	Origination Appraisal	xx: xx (xx script version) xx: xx/xx/2020 xx: xx/xx/2020 |---| 42 (xx) |----| xx: xx per xx/xx/2020 in final application xx #58 xx date is xx/xx/2020 xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 14 (xx)   xx %:    xx: xx per the latest PH, the last payment was receivd on xx/xx/2021.   xx: xx:
xx: MI xx: 35.000%   xx: 82.000%   xx: -47.000%   xx %: -47.00000%   xx: MI doc reflects the coverage as 35%   xx: xx:
xx: xx: 000   xx: xx:    xx %:    xx: xx payment history string is 0000.   xx: xx:
xx: xx: 000   xx: xx:    xx %:    xx: xx payment history string reversed is 0000.   xx: xx:
xx: xx-xx DTI per 1003 xx: 44.353% xx: 44.239% xx: 0.114% xx %: 0.xx% xx: xx-xx DTI per 1003 is as 55.405% xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TILA APR Test: Loan Data 3.530%, Comparison data 3.689% and Variance -0.159%"
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $285,430.71 Calculated Finance Charge $296,447.46 for an under disclosed amount of $11,016.75.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Revised CD#1 dated xx/xx/2020. Initial CD  dated xx/xx/2020 does not reflect Mortgage Broker Fee. However Revised CD#1 dated xx/xx/2020 Mortgage Broker Fee at $8,000.00 and Valid  COC is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "Missing home buyers education cert"
																																																																																							* Missing Appraisal (Lvl 3) "As per Appraisal Document missing in loan document"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.107%, the Borrower and Co-Borrower income was $10,686.62 and total expenses are in the amount of $3,020.42 + 1,719.43 and the loan was underwritten by AUS/DU (Locator#2) and its recommendation is “Approve/Eligible” with a DTI of 45.107%"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44981135	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,790.36	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,163.55	4.500%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	792	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.

xx chain of assignment has been found.

xx are X certificate of tax lien active in the favor of xx, xx of the xx of xx, xx of xx in the amount of $XXXX.XX recorded on xx/xx/XXXX. xx subject property address does not match hence not consider.

xx Xst and Xnd installment of tax of XXXX/XXXX have been paid in the amount of $XXXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.

xx per the comment dated xx/xx/XXXX the reason for default is decreased income due to COVID-19. xx subject property has been occupied by the owner. xx comments have been found.

xx:xx:xx	xx	Notice of Servicing Transfer	xx: xx (xx script version) xx: xx/xx/2020 xx: xx/xx/2019 |---| 44 (xx) |----| xx: xx: xx:
xx: xx #2 xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 15.054%   xx: 45.848%   xx: -30.794%   xx %: -30.xx%   xx:    xx: xx:
xx: xx: xx- xx: xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, EPD late with first 3 payments."
* Loan has escrow holdback. No proof it was released (Lvl 3)     "Final TRID reflects a holdback fee of $1650.00. Missing escrow holdback agreement."
																																																																																							* Loan has escrow holdback. No proof it was released (Lvl 3) "Final TRID reflects a holdback fee of $1650.00. Missing escrow holdback agreement."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71473024	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,552.24	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,462.85	3.625%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Yes	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	632	611	54.960%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.

xx chain of assignment has been found.

xx active liens and judgments have been found.

xx Xst and Xnd installment of tax of XXXX/XXXX have been paid in the amount of $XXXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.

xx per the comment dated xx/xx/XXXX the reason for default is unemployment. xx subject property has been occupied by the owner. xx comments have been found for damage or repairs.
xx:xx:xx	xx	Transmittal (1008)	xx: xx (xx script version) xx: xx/xx/2020 xx: xx/xx/2019 |---| 48 (xx) |----| xx: xx date is as xx/xx/2020. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1404 (xx)   xx %:    xx: NA   xx: xx:
xx: MI xx: $xx: $xx: $-0.03   xx %: -0.00032%   xx: MI and funding fee financed amount is as $0.   xx: xx:
xx: MI xx: $xx: $xx: $-0.15   xx %: -0.00161%   xx: MI and funding fee total amount is as $5400.38.   xx: xx:
xx: MI xx: FHA   xx: xx:    xx %:    xx: MI xx is as FHA.   xx: xx:
xx: MI xx: xx: 85.000%   xx:    xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: "xx used for xx: $550,000.00. xx: $540,038.00 CLTV = 98.189%. "   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003 xx: 54.960% xx: 55.885% xx: -0.925% xx %: -0.xx% xx: NA xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date xx/xx/2020 is more than 60 calendar days after the consummation date xx/xx/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Initial Closing Disclosure dated xx/xx/2019. Revised LE dated xx/xx/2019 reflects Lender Credit at $3,661.00, however, Initial CD dated reflects Lender Credit at $756.05. This is decrease of $2,904.95 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "Sellers tape reflects the following issue,90 day property flip. Supporting document to validate the issue is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal summary is missing due to all borrower income not reflects on transmittal summary and DTI is more than the 100%"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.189%, the all Borrower income was $7,811.91 and total expenses are in the amount of $3,387.44 + $906.00 and the loan was underwritten by AUS/DU (Locator# XX pdf Page#993) and its recommendation is “Approve/Eligible” with a DTI of 54.96%"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65325373	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,545.20	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,542.77	3.250%	240	xx	xx	Conventional	Fixed	Refinance	85.000%	85.000%	Full Documentation	Yes	Other	xx	6.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	44.506%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx /financial xx which was recorded on xx/xx/XXXX.

xx chain of assignment has been found.

xx active liens and judgments have been found.

xx annual tax of XXXX has been paid in the amount of $XXXX.XX on xx/xx/XXXX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined. xx comments have been found for damage or repairs.
xx:xx:xx	xx	Missing Initial LE Missing or error on the Rate Lock	xx: xx (xx script version) xx: xx/xx/2020 xx: xx/xx/2020 |---| 69 (xx) |----| xx: xx application reflects application date xx/xx/2020 xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1405 (xx)   xx %:    xx:    xx: xx:
xx: MI xx: xx: xx/xx/2022   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: 6.000%   xx: 17.000%   xx: -11.000%   xx %: -11.00000%   xx: xx document reflects MI coverage 6.00%   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: 00000000011   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 44.493%   xx: 49.532%   xx: -5.039%   xx %: -5.03900%   xx:    xx: xx:
xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx: xx:	4: Unacceptable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 4) ""CE risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.493% as the Borrower’s income is $6,434.42 and total expenses are in the amount of $2,862.84 and the loan was underwritten by AUS/LP (Locator#XX Page#280) and its recommendation is “Caution/Ineligible” and DTI is showing in it as 50%." Subject DTI may be higher due to seller defect that income was misrepresented and there are undisclosed liabilities."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase did not test TRID Tolerance test due to missing initial Loan Estimate from the loan file."
* Missing Initial LE (Lvl 3)     "An executed copy of initial Loan Estimate is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47513929	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,844.00	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,746.48	4.500%	180	xx	xx	Conventional	Fixed	Purchase	77.390%	77.390%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	794	777	65.056%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.

xx chain of assignment has been found.

xx is a real estate lien active in the favor of xx of xx in the amount of $XXXX.XX recorded on xx/xx/XXXX.

xx are multiple civil judgments active in the favor of different plaintiff total in the amount of $ xx.

xx annual tax of XXXX has been paid in the amount of $XXXX on xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.

xx reason for default is unable to be determined. xx subject property has been occupied by the owner. xx comments have been found for damage or repairs.
xx:xx:xx	xx	xx: xx (xx script version) xx: xx/xx/2019 xx: xx/xx/2019 |---| 66 (xx) |----| xx: xx: xx:
xx: xx #2 xx: xx: xx:    xx %:    xx: xx document reflects xx #2 xx name as "xx".   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1430 (xx)   xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 38.351%   xx: 59.108%   xx: -20.757%   xx %: -20.xx%   xx:    xx: xx:
																																																																																				xx: xx: 2833 S xx: xx: xx %: xx: xx document reflects property street address "xx". xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the rental income was calculated incorrectly; so, the revised DTI is 54.06%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, BWR rental income incorrectly calculated. DTI may be over 54%. Unable to rely on docs in file and unable to calc ATR."	* DTI > 60% (Lvl 1) "The subject loan is an Investment & DTI is exceeded 60%."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15423190	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$285.60	$5,111.24	10/23/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,811.44	2.625%	360	xx	xx	Conventional	Fixed	Purchase	98.043%	98.043%	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	43.260%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report as of xx/xx/XXXX the subject mortgage is at first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX.
xx assignments have been found.
xx active judgments or liens have been found.
xx annual tax is $X,XXX.XX.
xx history as of xx/xx/XXXX shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.
xx evidence of post-closing foreclosure or bankruptcy has been found. xx evidence of damage or repair on subject property has been found. xx RFD has been found.
xx is working with xx parts xx as a marketing person. xx tenure has not been found.
xx:xx:xx	xx	Missing Initial Closing Disclosure Notice of Servicing Transfer Origination Appraisal	xx: xx (xx script version) xx: xx/xx/2020 xx: xx/xx/2020 |---| 40 (xx) |----| xx: xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1332 (xx)   xx %:    xx:    xx: xx:
xx: MI xx: xx: xx/xx/2028   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: 35.000%   xx: 63.000%   xx: -28.000%   xx %: -28.00000%   xx: xx per data MI coverage is 63%, but the xx value is 35%   xx: xx:
xx: xx: 0000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 0000 xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test.
This loan contains either:
A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; or
The Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; or
The Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date.
However, the method of delivery is marked as "Personal." Please review the loan data to ensure the dates and method of delivery are correct."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 3.436%. The disclosed APR of 3.244% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test is fail. Loan data is 3.244% and comparison data is 3.436%. Hence, the variance is -0.192%.

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $251,314.54. The disclosed finance charge of $238,600.92 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test is fail. Loan data is $238,600.92 and comparison data is $251,314.54. Hence, the variance is -$12,713.62."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Initial CD is missing due to which TRID tolerance test is incomplete."
* DU/GUS/AUS has issues or conditions (Lvl 3)     "xx" recommendation is Approve/Ineligible with DTI 24.68% because LTV cannot exceed 97% for fixed rate purchase or single construction to permanent transactions secured by 1-4 unit principal residence."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, LTV 98% unable to obtain MI."
* Missing Appraisal (Lvl 3)     "Appraisal is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."	* Missing Initial Closing Disclosure (Lvl 2) "Initial CD is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2953843	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,907.10	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,214.90	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	55.667%	55.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	798	Not Applicable	49.832%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report as of xx/xx/XXXX the subject mortgage is at first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX.
xx assignments have been found.
xx active judgments or liens have been found.
xx annual tax is $X,XXX.XX.
xx history as of xx/xx/XXXX shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.
xx evidence of post-closing foreclosure or bankruptcy has been found. xx evidence of damage or repair on subject property has been found. xx RFD has been found.xx is working with xx as a RA since last XXX months.
xx:xx:xx	xx	Missing Initial Closing Disclosure Missing or error on the Rate Lock Origination Appraisal	xx: xx (xx script version) xx: xx/xx/2020 xx: xx/xx/2019 |---| 101 (xx) |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx need.   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1403 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 49.832% xx: 55.395% xx: -5.563% xx %: -5.xx% xx: xx housing expenses after subj loan is $ 2650.88 xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID Tolerance test is incomplete due to Missing Initial CD in loan file."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from loan document."
* Missing Initial Closing Disclosure (Lvl 3) "Missing initial closing disclosure."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.832% as the Borrower income was $6,455.50 and total expenses are in the amount of $3,216.88 per AUS/DU (Locator#XX Page#682) and its recommendation is “Approve/Eligible with 49.832%.”."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, rental income incorrectly calculated. Loan was approved at 49.8% but may be over 55% due to error. Unable to rely on file and unable to calc ATR."	* Missing or error on the Rate Lock Document (Lvl 1) "Missing a Rate Lock Agreement signed by the Borrower(s)."
																																																																																									* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020.Note date is xx/xx/2020."	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52006621	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,186.00	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,288.31	2.875%	240	xx	xx	Conventional	Fixed	Refinance	90.717%	90.717%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.363%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with xx point financial corporation. xx chain of assignment is complete. xx are no active judgments and liens. xx county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX. xx delinquent taxes have been found for the prior years.	xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.	xx:xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX. xx time of origination the borrower is working with xx as xx for XX months.
xx:xx:xx	xx	Origination Appraisal	xx: xx (xx script version) xx: xx/xx/2020 xx: xx/xx/2020 |---| 52 (xx) |----| xx: xx 1003 xx reflects xx as xx/xx/2020. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1405 (xx)   xx %:    xx:    xx: xx:
xx: MI xx: 25.000%   xx: 16.000%   xx: 9.000%   xx %: 9.00000%   xx: MI xx MI xx % as 25.000%   xx: xx:
xx: xx LTV (OLTV)   xx: 90.717%   xx: 88.038%   xx: 2.679%   xx %: 2.xx%   xx: xx used for xx: $460,000. xx: $417,300. LTV = 90.717%.   xx: xx:
xx: xx: 00000XXXXXXXXXXXXXXXXXXX   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: XXXXXXXXXXXXXXXXXXX00000 xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)
(1)(ii) )

The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:

"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or

"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or

The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction
The creditor shall ensure that the consumer receives the disclosures required under paraxxh §1026.19(f)(1)(i) no later than three business days before consummation"
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, PIW Eligibility lost."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file."	* Final Application Incomplete (Lvl 2) "Final 1003 is not hand signed by the borrower."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18761561	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,072.02	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,383.46	3.250%	360	xx	xx	FHA	Fixed	Purchase	98.144%	98.144%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	32.022%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with home point financial xx.
xx chain of assignment is complete.
xx are no active judgments and liens.
xx county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX
xx delinquent taxes have been found for the prior years.
xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.	xx:xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.
xx the time of origination borrower was working with “xx “as “xx “for XX months.

xx:xx:xx	xx	xx: xx (xx script version) xx: xx/xx/2020 xx: xx/xx/2020 |---| 41 (xx) |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx is FHA and xx is available in loan documents.   xx: xx:
xx: MI xx: $5467.35   xx: $5467.00   xx: $0.35   xx %: 0.00640%   xx:    xx: xx:
xx: MI xx: FHA   xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: MI xx: xx: 85.000%   xx:    xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 98.144%   xx: 96.456%   xx: 1.688%   xx %: 1.xx%   xx:    xx: xx:
xx: xx: 001000XXXXXXXXXXXXXXXXXX   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: XXXXXXXXXXXXXXXXXX000100   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* LE/CD Issue date test Fail (Lvl 3) "Closing Disclosure dated xx/xx/2020 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per seller tape, Borrower has multiple FHA loans. However, no supportive documents are available in the loan file."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7547188	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,172.11	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$854.59	2.875%	360	xx	xx	Conventional	Fixed	Refinance	76.007%	76.007%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	813	Not Applicable	40.423%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with xx.

xx chain of assignment is complete.
xx are no active judgments and liens.
xx county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX
xx delinquent taxes have been found for the prior years.
xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.	xx:xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.
xx the time of origination borrower was working with “XX “as “xx “for XX months.

xx:xx:xx	xx	HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock	xx: xx (xx script version) xx: xx/xx/2020 xx: xx/xx/2020 |---| 77 (xx) |----| xx: xx application reflects the xx as xx/xx/2020. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1394 (xx)   xx %:    xx:    xx: xx:
xx: xx: 000000XXXXXXXXXXXXXXXXXX   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: XXXXXXXXXXXXXXXXXX000000   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: 40.423%   xx: 40.825%   xx: -0.402%   xx %: -0.xx%   xx: NA   xx: xx:
xx: xx: 301 xx: 301 xx:    xx %:    xx: xx signed on xx/xx/2020 reflects the property address as 301 xx.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx and xx DU reflect xx in xx/xx. xx(s) received no cash back at closing and paid off no liabilities. xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as 2nd home but tape shows occupancy misrep. Quick XX sexx shows property appears to be in resort type area; may be investment property. Escalated for client review. DTI 41%."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Closing Disclosure is missing from loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Missing Initial Application dated xx/xx/2020 signed by the LO."
																																																																																							* Missing Required Disclosures (Lvl 3) "As per the COC (Locator:XX.) dated xx/xx/2020, LE/CD is missing in the loan file"	* Appraisal dated after closing (Lvl 2) "Appraisal report available in the file is dated xx/xx/2020 however loan closing date is xx/xx/2020."	* Missing or error on the Rate Lock Document (Lvl 1) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33310631	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,405.59	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$962.75	3.500%	360	xx	xx	Conventional	Fixed	Purchase	95.289%	95.289%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	732	Not Applicable	48.077%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx and lender MERS as nominee for xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “MERS as nominee for xx”. xx active lien and judgment have been found on the updated title report. Xnd installment of xx tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX. Xst installment of xx tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.	xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX. xx per collection comments the subject property has been occupied by the owner and is in average condition.
xx:xx:xx	xx	Origination Appraisal	xx: xx (xx script version) xx: xx/xx/2020 xx: xx/xx/2020 |---| 41 (xx) |----| xx: xx date is as xx/xx/2020. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1402 (xx)   xx %:    xx:    xx: xx:
xx: MI xx: xx: xx/xx/2028   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: 25.000%   xx: 53.000%   xx: -28.000%   xx %: -28.00000%   xx: MI xx amount is as 25.000%.   xx: xx:
xx: xx: 0000XXXXXXXXXXXXXXXXXXXX   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: XXXXXXXXXXXXXXXXXXXX0000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 48.077% xx: 48.005% xx: 0.072% xx %: 0.07200% xx: xx-xx DTI per 1003 is as 47.268%. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.077% as the Borrower income was $3352.40 and total expenses are in the amount of $1611.74 per AUS/DU (Locator#XX Page#433) and its recommendation is “Approve/ineligible with 48.08%."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test.( 12
CFR §1026.19(f)(2)(iv) )

The post-consummation reason for redisclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided. Changes due to clerical errors. A creditor does not violate §1026.19(f)(1)(i) if the disclosures provided under §1026.19(f)(1)(i)
contain non-numeric clerical errors, provided the creditor delivers or places in the mail corrected disclosures no later than 60 days after consummation.

This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)
(1)(ii) )

The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:

"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or

"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or

The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction

The creditor shall ensure that the consumer receives the disclosures required under paraxxh §1026.19(f)(1)(i) no later than three business days before consummation."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $144,930.37. The disclosed finance charge of $144,727.37 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test is fail. Loan data is $144,727.37 and comparison data is $144,930.37. Hence, the variance -$203.00."
																																																																																							* Missing Appraisal (Lvl 3) "Original Appraisal is missing from the loan file."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37867287	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,969.34	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,415.79	3.000%	360	xx	xx	Conventional	Fixed	Refinance	97.119%	97.119%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	674	32.646%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx and xx and lender MERS as nominee for xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “MERS as nominee for xx”.
xx active lien and judgment have been found on the updated title report.
Xst installment of combined tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
Xnd installment of combined tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX.
xx per comments the subject property has been occupied by the owner and is in average condition.

xx:xx:xx	xx	Notice of Servicing Transfer	xx: xx (xx script version) xx: xx/xx/2020 xx: xx/xx/2020 |---| 90 (xx) |----| xx: xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1411 (xx)   xx %:    xx:    xx: xx:
xx: MI xx: xx: xx/xx/2025   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: 25.000%   xx: 115.000%   xx: -90.000%   xx %: -90.00000%   xx: xx per data MI coverage is 115% , but xx audit value is 25%.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -7.xx%   xx: xx per xx data xx value is xx, but xx value is xx.   xx: xx:
xx: xx: 0000XXXXXXXXXXXXXXXXXXXX   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: XXXXXXXXXXXXXXXXXXXX0000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* Appraisal dated after closing (Lvl 3) "Provided Appraisal report is dated as xx/xx/2020 which is after the subject loan Closing date, xx/xx/2020."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is $342,316.58. The disclosed finance charge of $329,576.88 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA APR test. The annual percentage rate (APR) is 3.557%. The disclosed APR of 3.416% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge is $342,316.58. The disclosed finance charge of $329,576.88 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA APR test. The annual percentage rate (APR) is 3.557%. The disclosed APR of 3.416% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $1,928.91 on final CD dated xx/xx/2020.
The revised CD dated xx/xx/2020 reflects the Non-specific Lender Credit as $1,928.91 but the final CD dated xx/xx/2020 reflected it as $0.00. There is a decreased in Non-specific Lender Credit on final CD in the amount of $1,928.91."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the PIW eligibility was lost. The traditional Appraisal received deceasing in value; revised LTV is 97%."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of Servicing Transfer disclosure is missing from the loan file."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34710335	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,597.56	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$596.27	5.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	No	No	664	Not Applicable	42.070%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report as of xx/xx/XXXX the subject mortgage is at first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX.
xx assignments have been found.
xx active judgments or liens have been found.
xx annual tax is $X,XXX.XX.
xx history as of xx/xx/XXXX shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.
xx evidence of post-closing foreclosure or bankruptcy has been found. xx evidence of damage or repair on subject property has been found. xx RFD has been found.
xx is working with xx as xx  since last XXX months.
xx:xx:xx	xx	Notice of Servicing Transfer	xx: xx (xx script version) xx: xx/xx/2019 xx: xx/xx/2019 |---| 34 (xx) |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1431 (xx)   xx %:    xx:    xx: xx:
xx: xx: 000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 3591 xx 129 xx: 3591 xx: xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan is ineligible for Condo project 51% are investor owned."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "A copy of Notice of Servicing Transfer disclosure is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15588825	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,825.70	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,866.95	2.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	43.519%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx of assignment has been completed.
xx active liens and judgments have been found.
xx combined taxes for the year of XXXX have been paid in the amount of $xx. xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx P&I is $XXXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.	xx:xx loan present status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx P&I is $XXXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.
xx, the borrower is working at the xx as a xx from X years.
xx property occupancy is unable to be determined in the available servicing comments. xx damage and repairs have been found.

xx:xx:xx	xx	xx: xx of xx: 6 xx: 5 |---| 1 |----| 20.00000% xx: xx of loan as per xx dated xx/xx/2020 is 6. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1404 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 43.519%   xx: 43.510%   xx: 0.009%   xx %: 0.00900%   xx: xx. xx in tape is rounded off.   xx: xx:
xx: xx-xx per 1003   xx: 42.359%   xx: 42.350%   xx: 0.009%   xx %: 0.00900%   xx: xx. xx in tape is rounded off.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per xx document is xx.   xx: xx:
xx: xx: 354 xx: 355 xx: -1 xx %: -0.xx% xx: xx remaining term as per xx dated xx/xx/2020 is 354. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.519%, the Borrower income was $7,500.00 and total expenses are in the amount of $3,263.96 and the loan was underwritten by DU (Locator- PC - Complete Closed Loan page #573) and its recommendation is “Approve/Ineligible” with a DTI of 43.52%."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Initial Closing Disclosure delivery and timing test due to Initial Closing Disclosure dated xx/xx/2020 does not have borrowers signature and document tracker proving the date and time of delivery is missing from the loan documents. Hence, 3 business days were added to issue date xx/xx/2020 to get a receipt date of xx/xx/2020 which is less than 3 business days from the consummation date xx/xx/2020."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $212,089.13. Calculated Finance Charge $212,307.13 for an under disclosed amount of $218.00.  Reason for Finance Charge under disclosure is due to Attorney Document Preparation of $150.00 paid by the borrower is not tested as a prepaid finance charged."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "2 unit C/O closed at 90%- max 85% allowed. Borrower converted to 1 unit". At the time of closing number of unit submitted to DU report dated xx/xx/2020 for approval was 1 with LTV/CLTV at 90.00% and the DU was Approve/Eligible but in the post close DU dated xx/xx/2020 after submitting the number of units 2 the DU report reflects Approve/Ineligible due to the loan is ineligible for a 2 unit property at 90% LTV/CLTV."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test due to Credit report fee of $17.00 disclosed on Final CD paid by the Lender was not disclosed of Initial LE.
																																																																																								Loan failed charges that cannot increase in total more than 10% by $201.00 test due to Release recording of $85.00 paid by Seller and Recording Fee of $190.00 paid by Seller were not disclosed on the Initial Loan Estimate."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37345024	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$876.88	2.875%	360	xx	xx	Conventional	Fixed	Purchase	92.132%	92.132%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	760	737	40.149%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx of assignment has been completed.
xx active liens and judgments have been found.
xx certificate is required.
xx to the payment history as of xx/xx/XXXX, the borrower is making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx current P&I is $XXX.XX and the interest rate of X.XXX%. xx current UPB is reflected in the amount of $XX.	xx:xx loan present status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx current P&I is $XXX.XX and the interest rate of X.XXX%. xx current UPB is reflected in the amount of $XX.
xx, the borrower is working at the xx as a xx from X years.
xx property occupancy is unable to be determined in the available servicing comments. xx damage and repairs have been found.

xx:xx:xx	xx	xx: xx of xx: 2 xx: 1 |---| 1 |----| 100.00000% xx: xx per xx of xx is 2 xx data showing is 1. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1429 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 40.149%   xx: 40.140%   xx: 0.009%   xx %: 0.00900%   xx: xx discrepancy. xx in tape is rounded off.   xx: xx:
xx: xx-xx per 1003   xx: 39.849%   xx: 39.840%   xx: 0.009%   xx %: 0.00900%   xx: xx discrepancy. xx in tape is rounded off.   xx: xx:
xx: xx: 358 xx: 359 xx: -1 xx %: -0.xx% xx: xx per xx is 358 xx data showing is 359. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Initial CD delivery and timing test. Initial CD dated xx/xx/2020 does have borrower sign and document tracker showing the time and delivery date is missing from the loan documents. Hence, 3 business days were added to issue date xx/xx/2020 to get a receipt date of xx/xx/2020 which is less than 3 business days from the Consummation date xx/xx/2020."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $111,141.58. Calculated Finance Charge $111,566.58 for an under disclosed amount of -$425.00.  Reason for Finance Charge under disclosure is due to Title Escrow Doc Prep Fee not tested as a Finance charge."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test due to increase in the following fees:
Initial LE dated xx/xx/2020 does not reflect Appraisal Re-inspection Fee. Initial CD dated xx/xx/2020 reflects the addition of Appraisal Re-inspection fee of $150.00. This is an increase of $150.00 for charges that cannot increase. COC dated xx/xx/2020 for the addition of fees is not getting tested due to loan failed Initial CD delivery and timing test.

Initial LE dated xx/xx/2020 reflects Mortgage Insurance Application Fee at $2709.00. Initial CD dated xx/xx/2020 reflects the increase of Mortgage Insurance Application Fee at $3614.09. This is an increase of $905.09 for charges that cannot increase. COC dated xx/xx/2020 for the addition of fees is not getting tested due to loan failed Initial CD delivery and timing test.

Initial LE dated xx/xx/2020 does not reflect Compliance Audit / Quality Control Fee. Revised LE dated xx/xx/2020 reflects the addition of Compliance Audit / Quality Control Fee at $200.00. This is an increase of $200.00 for charges that cannot increase COC for the addition of fee is missing from loan documents.

Initial LE dated xx/xx/2020 does not reflect Funding Fee. Revised LE dated xx/xx/2020 reflects the addition of Funding Fee at $250.00. This is an increase of $250.00 for charges that cannot increase. COC for the addition of fee is missing from loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "It was underwritten Conv so docs are Conv. We had taken an FHa lock with TSHA. We aren't able to convert it to FHA due to the grant, ratio and rate". Secondary loan of down payment assistance program from TSAHC was approved as FHA loan. However, subject loan was originated and closed as Conventional loan."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed charges that cannot increase in total more than 10% test. Initial LE dated xx/xx/2020 does not reflects Releases Recording of $85.00 Paid by Seller. Initial CD dated xx/xx/2020 reflects the addition of Releases Recording of $85.00 Paid by Seller. This is an increase of $29.00 for charges that cannot increase more than 10%. COC for the addition of fees is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53931913	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$433.77	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$559.81	4.500%	360		xx	xx		VA	Fixed		Purchase	102.300%	102.300%	Full Documentation	Yes	xx	xx	25.000%	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	603	Not Applicable	31.277%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx W. xx and xx M. xx’ which was recorded on xx/xx/XXXX under instrument# XXXX-XXXXXXXX XXX /XXX in the favor of ‘xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx’.
xx active judgments/liens have been found against the subject property/owner/borrower.
xx prior delinquent taxes have been found.
xx county taxes for XXXX have been paid off in the amount of $XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available.
xx per XXXX, borrower was working as ‘xx’ at ‘xx’ from X months.
xx servicing comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx COVID-19 review has not been performed.

xx:xx:xx	xx	Missing or error on the Rate Lock Transmittal (1008)	xx: xx CLTV xx: 102.300% xx: 100.000% |---| 2.300% |----| 2.xx% xx: xx used for xx: $108,000. xx of xx(s): $000. xx: $110,484. CLTV = 102.300%. xx: xx:
xx: xx LTV (OLTV)   xx: 102.300%   xx: 100.000%   xx: 2.300%   xx %: 2.xx%   xx: "xx used for xx: $108,000. xx: $110,484. LTV = 102.300%. "   xx: xx:
xx: xx-xx DTI per 1003 xx: 32.146% xx: 32.192% xx: -0.046% xx %: -0.04600% xx: NA xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Uninsurable due to CAIVRS was not clear before funding."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from loan document."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary is missing from the loan files."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50061030	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,598.36	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,120.26	3.125%	360	xx	xx	VA	Fixed	Refinance	87.171%	87.171%	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	Yes	772	726	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx,
xx., DBA: xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx., DBA: xx., which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.	xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
 xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower X xx E. xx has been retired for X years and the borrower X xx B xx has been retired for X years.

xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx CLTV xx: 87.171% xx: 86.738% |---| 0.433% |----| 0.xx% xx: xx per xx data, xx CLTV xx % is 86.738%. xx, xx value reflect 87.171%. xx: xx:
xx: xx LTV (OLTV)   xx: 87.171%   xx: 86.738%   xx: 0.433%   xx %: 0.xx%   xx: xx per xx data, xx LTV(CLTV) xx % is 86.738%. xx, xx value reflect 87.171%.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx:    xx %:    xx:    xx: xx:
xx: xx: 350 xx: 2 xx: 348 xx %: xx.00000% xx: xx per xx data, xx is 2. xx, in xx document it reflect 350. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed the lender credits that cannot decrease test. (12 CFR §1026.19(e)(3)(i))
The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($2,017.13). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.

An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i)."
* Loan does not conform to program guidelines (Lvl 3)     "Uninsurable- VA Hard stop the prior loan term is 180. IRRRL cannot have a loan term more than 10 years greater than the loan being paid off and we funded a 30 year loan."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "A copy of Affiliated Business Disclosure document is missing from the loan document."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56032103	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,701.21	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,018.62	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	671	Not Applicable	42.750%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for LeaderOne xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for LeaderOne xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst, Xnd, Xrd and Xth installment county taxes for the year of XXXX have been paid in the amount of XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been delinquent for XX+days and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx loan is currently in collections and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for bankruptcy and foreclosure have been found. xx RFD is unable to be determined. xx repairs and damages have been found.xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.xx borrower xx P xx has been working xx as a xx for X years
																																																																																	xx:xx:xx	xx			1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77207053	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,274.23	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$581.82	2.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	767	680	42.264%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for LeaderOne xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for LeaderOne xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX xx records for bankruptcy and foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied. xx repairs and damages have been found. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.xx borrower xx has been working xx for XX month
xx:xx:xx	xx	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2021. Initial LE dated xx/xx/2021 reflect HOA Cert Fee at $250.00 However Initial CD dated xx/xx/2021 HOA Cert Fee at $324.45 Valid COC is missing from the loan files."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Prohibited Fees First Lien Test:   Loan Data $374.02  Comparison Data  $0.00 Variance $374.02.

The loan has fees that are prohibited for this license type.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1% origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties. This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" fields indicate otherwise."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2021. Initial LE dated xx/xx/2021 does not reflects Rate Lock Fee, However, Initial CD dated xx/xx/2021 reflects Rate Lock Fee at $103.08 This is fee increase of $103.08 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Final Rate lock agreement is missing from the loan files."			Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26436963	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,818.86	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,606.43	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	59.985%	61.204%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	Yes	798	707	34.161%	First	Preliminary title policy	Not Applicable	$8,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report as of xx/xx/XXXX the subject mortgage is at Xnd lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX.
xx assignments have been found.
xx is a senior mortgage in favor of xx., a xx corporation which was recorded on xx/xx/XXXX. xx mortgage amount has not been listed on mortgage.
xx annual tax is $X,XXX.XX.
xx history as of xx/xx/XXXX shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.
xx evidence of post-closing foreclosure or bankruptcy has been found. xx evidence of damage or repair on subject property has been found. xx is working with xx & xx as a xx since last XXX months.
xx:xx:xx	xx	Final Title Policy Missing or error on the Rate Lock	xx: xx: xx: $xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: 61.204%   xx: 69.632%   xx: -8.428%   xx %: -8.xx%   xx: xx used for xx: $656,000.00. xx of xx(s): $8,000.00. xx: $393,500.00. CLTV = 61.204%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -6 (xx)   xx %:    xx: xx per xx document () original xx date is xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV) xx: 59.985% xx: 57.868% xx: 2.117% xx %: 2.xx% xx: xx used for xx: $656,000.00. xx: $393,500.00. LTV = 59.985%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing COC for Lender Credits Decrease on CD dated xx/xx/2021. CD dated xx/xx/2021 reflects a Lender Credits of $484.01, however, CD dated xx/xx/2021 does not reflects a Lender Credits."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue , " loan closed with ineligible subordinate financing: the subordinate financing included a shared equity provision loan does not require amortized repayments." to validate this issue required documents are missing from loan file."
* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3)     "A copy of the Final Title policy is missing in loan documents."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Flood Insurance Policy is missing in the loan file."		* Missing or error on the Rate Lock Document (Lvl 1) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22697729	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,665.35	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,112.71	3.125%	360	xx	xx	Conventional	Fixed	Purchase	96.922%	96.922%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	26.937%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx# xx/XXXXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.
xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx of xx” at “xx of xx” for XX months.
xx:xx:xx	xx	Missing or error on the Rate Lock	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed new waiting period requirement for Revised CD dated xx/xx/2021 due to receipt date xx/xx/2021 of Revised CD dated xx/xx/2021 is less than 3 business days from the Consummation date. Also, the changes disclosed on Revised CD xx/xx/2021 before Consummation causes the APR to become inaccurate and hence requires new 3 business day waiting period before consummation."
* Loan does not conform to program guidelines (Lvl 3)     "Sellers tape reflects the following issue, "APR change > 0.125% and change was not disclosed 3 business days prior to closing. The rate had increased on this file for which an incorrect COC reason was used which in turn did not notify us of a closing date violation. The earliest date for this loan to have closed was Jan 12th and the borrowers signed Jan 11. We did not provide the 3 days notice prior to the consummation". Loan failed new waiting period requirement for Revised CD dated xx/xx/2021 due to receipt date xx/xx/2021 of Revised CD dated xx/xx/2021 is less than 3 business days from the Consummation date. Also, the changes disclosed on Revised CD xx/xx/2021 before Consummation causes the APR to become inaccurate and hence requires new 3 business day waiting period before consummation."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrowers is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98518944	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$70.00	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$906.30	2.750%	360	xx	xx	VA	Fixed	Cash Out	60.822%	60.822%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	766	Not Applicable	20.779%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under instru# xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $XX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx is retired person.
xx:xx:xx	xx	xx: xx: xx: xx |---| |----| xx: xx: xx: xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: -5 (xx) xx %: xx: xx per xx data ,xx is xx/xx/2021 .xx documents reflects as xx/xx/2021. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the revised loan estimate delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)
(A) - (C), (E), (F) , and (D) as amended in 2015 , and 12 CFR §1026.19(e)(4)(i) )
The revised loan estimate delivery date is either:
Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; or
FAIL
Before the creditor receives information sufficient to establish that a changed circumstance has occurred.
This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)
(4)(i) (revised loan estimate disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on CD dated xx/xx/2020.  LE dated xx/xx/2020 reflects a Credit Report Fee at $24.00, however, Revised LE dated xx/xx/2020 reflects the Credit Report Fee at $24.02.  This is a fee increase of $0.02$ for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, the VA Initial Cash Out Comparison Disclosure was not sent out within 3 days of application date; this VA requirement will not be met so we will not be able to guarantee this loan."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23775341	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,290.62	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,665.80	3.000%	360	xx	xx	Conventional	Fixed	Refinance	77.110%	77.110%	Full Documentation	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	685	Not Applicable	41.100%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx of assignmet has been completed.
xx is one senior mortgage against the subject property in the favor of xx, xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx are X state tax liens against the borrower xx A xx in the favor of xx of the xx of xx and xx of xx and xx for the amount of $XXXX.XX, $XXXX.XX & XXXX.XX which was recorded on xx/xx/XXXX, xx/xx/XXXX & xx/xx/XXXX.
xx is one senior credit card judgment against the borrower in the favor of xx for the amount of $XXXX.XX which was recorded on xx/xx/XXXX.
xx and second installment taxes for the year of XXXX-XX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the seller tape data as of xx/xx/XXXX, the next due date is xx/xx/XXXX. xx new UPB is reflected in the amount of $XX.	xx:xx per the seller tape data as of xx/xx/XXXX, the next due date is xx/xx/XXXX. xx new UPB is reflected in the amount of $XX.
xx, the borrower is working at the xx as a xx from X years X months.

xx:xx:xx	xx	Missing or error on the Rate Lock Origination Appraisal	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| -6 (xx) |----| xx: xx reflects the date xx/xx/2021 xx: xx: xx: xx of xx: xx - xx: xx-xx: xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The initial closing disclosure delivery date is either:
Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; or
Before the creditor receives information sufficient to establish that a changed circumstance has occurred."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2021. Revised LE#1 dated xx/xx/2021 reflect Credit report Fee at $24.00. However Initial CD dated xx/xx/2021 Credit report Fee at $24.02. and Valid  COC is missing from the loan files."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects Points - Loan Discount Fee at $5,682.00. However, Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at $5,753.93 This is fee increase of $71.93 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Loan closed as limited cash out with a PIW; however, loan was also paying off a PACE lien that was not inputted correctly; once DU was updated; PW is lost and an appraisal is required"
* Missing Appraisal (Lvl 3)     "Appraisal Report is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement Document is missing From The loan Documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50042309	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,868.04	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$973.70	3.125%	360	xx	xx	Conventional	Fixed	Refinance	74.281%	74.281%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	683	Not Applicable	24.691%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.
xx active judgments or liens found.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.
xx:xx:xx	xx	Missing or error on the Rate Lock Right of Rescission	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| -7 (xx) |----| xx: xx is as xx/xx/2021. xx: xx: xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx of xx per application is xx rate or term. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan passed the TILA APR test due to the disclosed annual percentage rate (APR) of 9.377% is considered accurate because it is not more than 1/8 of 1 percentage point above or below the APR of 6.112% as determined in accordance with the actuarial method."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan passed the TILA APR test due to the disclosed annual percentage rate (APR) of 9.377% is considered accurate because it is not more than 1/8 of 1 percentage point above or below the APR of 6.112% as determined in accordance with the actuarial method."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that there is no Hazard Insurance due to open claim starting xx/xx/2021."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "An executed copy of ROR/NRTC is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64099654	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,590.62	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,733.17	2.500%	180	xx	xx	Conventional	Fixed	Refinance	81.168%	81.168%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	784	Not Applicable	43.184%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with xx, xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.
xx active judgments or liens found.

xx installment combined taxes of XXXX were due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx installment combined taxes of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.

xx the time of origination borrower was working as xx at “xx” for X months.
xx:xx:xx	xx	Origination Appraisal	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx: xx: MI xx: xx: 6.000% xx: xx %: xx: xx: xx: xx: xx: xx/xx/2020 xx: xx/xx/2020 xx: -1 (xx) xx %: xx: xx date is xx/xx/2020. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan amount was increased without rerunning AUS; once AUS was run with ltv over 75% PIW was lost; because loan is for an investment property loan only qualified under DU's high ltv refinance which requires the existing MI to be transferred; MI policy was terminated due to loan being paid off prior to the transfer."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report at origination is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96562039	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,798.25	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$529.12	2.750%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Alternative	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	657	Not Applicable	38.745%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx., xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx., xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx county taxes for the year of XXXX have been paid in the amount of $XXX.XX
xx school taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx utility taxes for the year of XXXX have been paid in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx records for bankruptcy and foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied. xx repairs and damages have been found. xx comments have been found stating the borrower’s income was impacted by xx.
xx borrower xx has been working xx as a xx for X year X months

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx of xx: 5 xx: 4 |---| 1 |----| 25.00000% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1393 (xx)   xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $7000.00   xx %: 5.xx%   xx:    xx: xx:
xx: xx CLTV xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 38.745%   xx: 38.740%   xx: 0.005%   xx %: 0.00500%   xx:    xx: xx:
xx: xx: 355 xx: 356 xx: -1 xx %: -0.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Dated (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Dated (xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan is failed for FHA QM Safe Harbor Test as APR 4.146%) is varied APOR (4.960%) by 0.814%. The APR threshold is 4.960% and the subject loan is escrowed one.

FHA QM Safe Harbor Test: FAIL    Charged: 4.146%      Allowed: 4.960%      Varied by: +0.814%

2. This loan failed the FHA QM rebuttable presumption test The points and fees exceed the HUD qualified mortgage points and fees threshold due to the loan amount is $XXor more, and the transaction's total points and fees is $5,472.59, which exceeds 3 percent of the total loan amount of $XX

3. This loan failed the TILA finance charge test. The finance charge is $87,918.19. The disclosed finance charge of $87,375.34 is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge is $87,918.19. The disclosed finance charge of $87,375.34 is not considered accurate because it is understated by more than $100.

2. This loan has points and fees that exceed the points and fees threshold. The loan amount is $109,898.00 or more, and the transaction's total points and fees is $5,472.59, which exceeds 3% of the total loan amount of $121,055.59."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan is a FHA purchase & that was a property flip. The both FHA case# and 2 appraisals were ordered. The Case# was cancelled and ordered a new case# a week later. The branch asked previous appraisers to correct the appraisals with the new case number (using same appraisers). Appraisal#2 never got corrected prior to closing the loan and when it was caught, the appraiser on the 2nd appraisal did a new appraisal based on a refinance now and dated after closing.
FHA was contacted to fix in their FHAC system for us. They responded that this was a material defect and there is no fix to the current case# and is not insurable."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock agreement is missing from the loan file."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23724424	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,238.39	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$857.74	3.250%	360	xx	xx	FHA	Fixed	Refinance	94.754%	94.754%	Alternative	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	Not Applicable	45.727%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx., xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx., xx which was recorded on xx/xx/XXXX.
xx are X IRS liens in the favor of xx of xx in the total amount of $XXXX.XX which were recorded on xx/xx/XXXX and xx/xx/XXXX.
Xst and Xnd installment county taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
 Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment received details have not been provided. xx current P&I is $XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:
xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment received details have not been provided.  xx records for bankruptcy and foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied. xx repairs and damages have been found. xx comments have been found stating the borrower’s income was impacted by xx.xx borrower xx D xx employment details have not been mentioned.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx of xx: 7 xx: 6 |---| 1 |----| 16.xx% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2021   xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 94.754%   xx: 93.120%   xx: 1.634%   xx %: 1.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 94.754%   xx: 93.120%   xx: 1.634%   xx %: 1.xx%   xx:    xx: xx:
xx: xx P&I   xx: $857.74   xx: $842.99   xx: $14.75   xx %: 1.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 45.727%   xx: 45.730%   xx: -0.003%   xx %: -0.00300%   xx:    xx: xx:
xx: xx: 353 xx: 354 xx: -1 xx %: -0.xx% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is $147,006.56. The disclosed finance charge of $145,321.57 is not considered accurate because it is understated by more than $100.

2. This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test. The post-consummation reason for redisclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date."
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge is $147,006.56. The disclosed finance charge of $145,321.57 is not considered accurate because it is understated by more than $100.

2. This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test. The post-consummation reason for redisclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date."
* Intent to Proceed Missing  (Lvl 3)     "An executed copy of Intent to proceed disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan can not get insured with FHA as the appraisal was expired prior to the underwriters DE Endorsement of Approval. Can not order an appraisal post Note per FHA/HUD."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock agreement is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.73% as the Borrower’s income is $4,843.58 and total expenses are in the amount of $2,214.84 and the loan was underwritten by AUS/DU (Locator#XX.pdf Page#314) and its recommendation is “Approve/Eligible” and DTI is showing in it as 45.73%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36133849	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,800.63	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,345.44	3.875%	360	xx	xx	Conventional	Fixed	Refinance	71.530%	71.530%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	720	710	39.418%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with MERS as nominee for xx which was recorded on xx/xx/XXXX. xx chain of mortgage assignment has been completed. xx active judgments or liens found. xx installment county taxes of the year XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status. xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX. xx to collection comment, no damages or repairs have been found. xx the time of origination borrower was retired.
xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 59 (xx) |----| xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails Qualified Mortgage Points and fees test due to the loan amount exceeds $105,158 and the fees charged to the Borrower(s) exceed 3% the loan amount. The Note reflects a loan amount of $286,120.00. Fees charged to the Borrower(s) equal $9,750.97 which equal 3.408% of the loan amount."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing valid COC for a fee increase on CD dated xx/xx/2020. LE dated xx/xx/2019 reflects a Points - Loan Discount Fee of $8,157.00, however, CD dated xx/xx/2020 reflects the Points - Loan Discount Fee at 9,750.97. This is a fee increase of $1,593.97 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* Property is Manufactured Housing (Lvl 2) "The home is affixed. According to appraisal (doc# xx) report dated xx/xx/2008, the subject property is manufactured house. Manufactured home rider is attached with subject mortgage document which shows serial no:xx. Affixation affidavit is also attached mortgage document which shows home is affixed to land."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, subject was repurchased from FNMA over undisclosed liabilities. Loan was approved at 39%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90342282	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,927.90	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$651.63	4.500%	240	xx	xx	Conventional	Fixed	Cash Out	41.200%	41.200%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	653	Not Applicable	44.550%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx of assignment has been completed.
xx is one junior mortgage against the subject property in the favor of xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx and second county installment taxes have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.

xx per the payment history as of xx/xx/XXXX, the borrower is current making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX	xx:xx loan present status is performing.
xx per the payment history as of xx/xx/XXXX, the borrower is current making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX
xx, the borrower collecting the xx and disability income.
xx property occupancy is unable to be determined. xx damage and repairs have been found.

xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 31 (xx) |----| xx: NA xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx and xx DU reflect xx. xx(s) paid of liabilities totaling $92,530.80 and received $3,666.59. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.929%) is exceeded APOR (4.730%) by 0.199%. The APR threshold is 4.730% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 4.929%    Allowed: 4.730%    Over by: +0.199%"
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 4.929%      Allowed: 4.730%     Over by: +0.199%"
* Property is Manufactured Housing (Lvl 2)     "The home is affixed to the land. The appraisal report at the time of origination dated xx/xx/2019 located at “Yates Appraisal” reflects that the subject property type is manufactured home, however the appraisal report also states that the manufactured home has been attached to permanent foundation system and wheels, axles has been removed. As per the affidavit of affixation document which is located at “XX Pkg 2 pg#135”, the subject property permanently attached to the land with the serial# XX A&B”. The legal description does not show the VIN# and the final title policy located at “XX Pkg 1-pg#277” created with ALTA7 but the related copy is not attached with title policy."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.550% as the Borrower income was $2,204.65 and total expenses are in the amount of $982.18 per AUS/DU (Locator#Yates Pkg 2.pdf pg#247) and its recommendation is “Approve/Eligible with 44.55%.”."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, subject was repurchased from FNMA over undisclosed liabilities. Loan was approved at 44.55%. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97819033	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,802.28	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$719.89	2.875%	120	xx	xx	Conventional	Fixed	Cash Out	50.000%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	814	812	12.813%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignment has been found.
xx active liens and judgments have been found.
xx county taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX	xx:xx loan present status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX
xx, the borrower is working at the xx and disability income.
xx property occupancy is unable to be determined. xx damage and repairs have been found.

xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 63 (xx) |----| xx: NA xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx and xx DU reflect xx. xx(s) paid of liabilities totaling $55,478.74 and received $11,999.89. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing valid COC for a fee increase on CD dated xx/xx/2020. LE dated xx/xx/2020 reflects a Appraisal Fee of $725.00, however, CD dated xx/xx/2020 reflects the Appraisal Fee at $850.00. This is a fee increase of $125.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflect the following issue, "incorrect first payment date. "Supporting document to validate the issue is missing from the loan document."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. The appraisal report at the time of origination dated xx/xx/2020 located at “Wulk Appraisal” reflects that the subject property type is manufactured home, however the appraisal report also states that the manufactured home has been attached to permanent foundation system and wheels, axles has been removed. As per the affidavit of affixation document which is located at “xx”, the subject property permanently attached to the land with the serial# “xx”. The legal description does not show the VIN# and the final title policy located at “xx” created with ALTA7 but the related copy is not attached with title policy."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53137910	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,658.28	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$755.91	3.625%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	2 Family	xx	xx	Investor	Yes	No	No	732	Not Applicable	44.293%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx’ which was recorded on xx/xx/XXXX under instrument# XXXX-xx in the favor of ‘xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx’.
xx active judgments/liens have been found against the subject property/owner.
xx prior delinquent taxes have been found.
xx combined taxes for XXXX have been paid off in the amount of $ X,XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available.
xx per XXXX, borrower was working as ‘xx’ at ‘xx & xx, Lxx’ from X years.

																																																																																	xx:xx:xx	xx		xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1431 (xx) |----| xx: xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, Underwritten as a 1 unit - exceeds allowable LTV. As per Appraisal which is located at "Armendariz Appraisal" subject property has 2 unit."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87846670	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,674.07	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,451.35	4.124%	360	xx	xx	Conventional	Fixed	Cash Out	59.900%	59.900%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	809	Not Applicable	30.146%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.
 xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx Xst installments taxes of XXXX have been paid in the amount of $X,XXX.XX.
xx Xnd installments taxes of XXXX have been due in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the PITI is $X,XXX.XX. xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the PITI is $X,XXX.XX. xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic.
xx final application does not reflect the borrower employment details.
xx are no comments found related to the subject property type and the condition.

xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 28 (xx) |----| xx: xx: xx:
xx: xx: 0000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 0000000000000000   xx: 000000000001   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx (GSE definition)   xx: xx-xx:    xx %:    xx: xx per final application document xx of xx is xx-xx in xx#54   xx: xx:
																																																																																				xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx per the final HUD-1 the received cashout amount. xx: xx:	2: Acceptable with Warnings			* Loan does not conform to program guidelines (Lvl 2) "The provided Seller’s tape is showing an alert that the subject loan was EPD. However, it’s been paid and loan is current now."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55639003	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,182.38	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$846.90	2.625%	240	xx	xx	Conventional	Fixed	Refinance	79.000%	79.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	748	Not Applicable	47.396%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx, xx.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.

xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the PITI is $X,XXX.XX. xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx originated on xx/xx/XXXX. xx collection comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx per the review of the loan files and payment history, the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the PITI is $X,XXX.XX. xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic.
xx time of origination xx is working in xx as xx from X years and X months.
xx are no comments found related to the subject property type and the condition.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1410 (xx)   xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx-xx DTI per 1003   xx: 47.396%   xx: 54.760%   xx: -7.364%   xx %: -7.xx%   xx: xx per the xx application the xx-close DTI is 47.396%.   xx: xx:
xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.396% as the Borrower income was $2946.67 and total expenses are in the amount of $1396.60 per AUS/DU (Locator#XXPage#105) and its recommendation is “Approve/Eligible with 47.40%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "As per seller tape, Omitted liability in error making DTI to be over 70%. However, at the time of our review and based on the documents in file, we are unable to match the seller defect and have made the decision to escalate this for client review due to the impact on DTI. As per AUS/DU (Locator#XX Page#105) and its recommendation is “Approve/Eligible with 47.40%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19938798	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,359.93	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,222.57	4.000%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	688	731	41.262%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for bankruptcy and foreclosure have been found. xx property is owner occupied. xx repairs and damages have been found.
xx per the comment dated xx/xx/XXXX, the RFD is reduction of hours. xx FB plan was offered. xx further details have been found.

xx borrower xx has been working at xx USA as a xx for X year X month

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx: xx: MI xx: xx: xx: xx %: xx: xx: xx: xx: MI xx: xx: 25.000% xx: xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue "Borrower did not complete homebuyer education course from a HUD agency.""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock is missing from loan document."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77392202	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$830.10	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$723.14	3.625%	360	xx	xx	VA	Fixed	Purchase	102.300%	102.300%	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	656	Not Applicable	35.100%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx and xx’ which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘xx, a division of xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx, a division of xx’’.
xx active judgments/liens have been found against the subject property/owner.
xx prior delinquent taxes have been found.
xx county taxes for XXXX have been paid off in the amount of $XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx comment dated xx/xx/XXXX shows that subject property has damaged due to hurricane. xx comment dated xx/xx/XXXX shows that repairs are not completed and second time roof was damaged due to rain. xx further details have been found regarding estimated repair cost and repairs are done or not.
xx per XXXX, borrower was working as ‘xx’ at ‘xx’ from XX years and X month.

xx:xx:xx	xx	Transmittal (1008)	xx: xx 1 xx 1 xx/xx of xx: xx: maintenance supe |---| |----| xx: NA xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: MI is xx required in this loan document.   xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $3565.00   xx %: 2.xx%   xx: xx reflects $ xx and it tape data is $ xx.   xx: xx:
xx: xx CLTV xx: 102.300%   xx: 100.000%   xx: 2.300%   xx %: 2.xx%   xx: xx CLTV xx is 102.300% and it reflects as 100.000%.   xx: xx:
xx: xx LTV (OLTV)   xx: 102.300%   xx: 100.000%   xx: 2.300%   xx %: 2.xx%   xx: xx LTV is 102.300% and it reflects as 100.000%.   xx: xx:
xx: xx-xx DTI per 1003 xx: 35.100% xx: 35.274% xx: -0.174% xx %: -0.xx% xx: xx DTI per 1003 is 35.100% and it reflects 35.274%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Revised LE#2 dated xx/xx/2020 reflects Points - Loan Discount Fee at $198.00. However, Initial CD dated xx/xx/2020 reflects Points - Loan Discount Fee at $198.21. This is fee increase of $0.21 for 0% tolerance test fee. Valid COC is available on Pg#609 but not mentioned clearly increased of fee."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary is missing from the loan files."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81363816	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$11.29	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$535.21	2.875%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	27.910%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	734	Not Applicable	49.000%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, division of xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, division of xx which was recorded on xx/xx/XXXX.
xx is a senior mortgage in the amount of $xx which was recorded on xx/xx/XXXX which was recorded on xx & xx.
xx is a judgment in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX in the favor of xx. xx was renewed on xx/xx/XXXX and again renewed on xx/xx/XXXX.
xx taxes for the year of XXXX have been paid in the amount of $XX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx records for bankruptcy and foreclosure have been found. xx property is owner occupied. xx repairs and damages have been found.
xx comments have been found stating the borrower’s income was impacted by xx.
xx borrower xx has been working at xx of xx as a xx for X years X month

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx #1 xx: xx: xx |---| |----| xx: xx: xx:
xx: xx 1 xx 1 xx: xx of xx: xx of xx:    xx %:    xx:    xx: xx:
xx: xx 1 xx 1 xx/xx of xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI? xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Finance Charge Test.

The disclosed finance charge is $63,676.24 and allowed is $64,004.56 however it is undercharged by $328.32."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Points - Loan Discount Fee at $0.00, however Final CD dated xx/xx/2020 shows Points - Loan Discount Fee at $728.85. This is a fee increase of $728.85 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue "The loan closed with an expired credit report." 55710724132_Brooks pg.# 98 reflects credit report date xx/xx/2020"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock is missing from loan document."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.000% as the Borrower income was $3,525.12 and total expenses are in the amount of $1,727.32 per AUS/DU (Locator#XX Page#328) and its recommendation is “Approve/Eligible” at a DTI of 49.00%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9301801	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,949.08	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,354.20	2.625%	360	xx	xx	FHA	Fixed	Purchase	97.755%	97.755%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	43.535%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx, xx’ which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx’.
xx active judgments/liens have been found against the subject property/owner.
xx prior delinquent taxes have been found.
xx combined taxes for XXXX have been paid off in the amount of $ X,XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available.
xx per XXXX, borrower was working as ‘xx’ at ‘xx’ from X months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx 1 xx 1 xx/xx of xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: MI xx: FHA   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $5798.00   xx %: 1.xx%   xx: xx per xx data xx is xx , but xx value is xx.   xx: xx:
xx: xx CLTV xx: 97.755%   xx: 96.074%   xx: 1.681%   xx %: 1.xx%   xx: xx per xx CLTV ratio percent 96.074% , but xx audit value is 97.755%.   xx: xx:
xx: xx LTV (OLTV) xx: 97.755% xx: 96.074% xx: 1.681% xx %: 1.xx% xx: xx per xx LTV ratio percent 96.074% , but xx audit value is 97.755%. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Down Payment can't be sourced. Loan will not be insurable with FHA."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Document."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.535%, the Borrower income was $7,083.34 and total expenses are in the amount of $2,076.70 + $1,007.00 and the loan was underwritten by AUS/DU (Locator# XX) and its recommendation is “Approve/Eligible” with a DTI of 43.535%"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29494158	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$812.55	2.375%	360	xx	xx	USDA	Fixed	Purchase	101.000%	101.000%	Full Documentation	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	28.516%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes of XXXX have been to follow in the amount of $X.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx aka ASP as xx from XX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx 1 xx 1 xx: xx aka ASP xx: xx aka |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $2069.00   xx %: 0.xx%   xx: xx per the NOTe document loan amount is $xx.   xx: xx:
xx: xx CLTV xx: 101.000%   xx: 100.999%   xx: 0.001%   xx %: 0.00100%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 101.000%   xx: 100.999%   xx: 0.001%   xx %: 0.00100%   xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 28.516% xx: 25.966% xx: 2.550% xx %: 2.xx% xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan was closed with an expired Credit Report."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock agreement is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62475509	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,636.10	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$370.25	5.125%	360	xx	xx	Conventional	ARM	Cash Out	60.714%	60.714%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	737	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the xx title report dated on xx/xx/XXXX there are no delinquent taxes and there is one state tax lien against the borrower in the amount of $X,XXX.XX in favor of xx. xx of assignment is also complete. xx subject mortgage in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX is on first lien position.	xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XX,XXX.XX.	xx:xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XX,XXX.XX.
RFD has not been found in the comments. xx further information has been found.

xx:xx:xx	xx	Credit Application Missing Required State Disclosures	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 7.125%   xx: 11.125%   xx: -4.000%   xx %: -4.00000%   xx:    xx: xx:
xx: xx: 3.125%   xx: 6.000%   xx: -2.875%   xx %: -2.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2018   xx: 1096 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: CCCCCCCCCCCCCCCCCCCC1111   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 1111CCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx:    xx: xx:
xx: xx: 1.000%   xx: 2.000%   xx: -1.000%   xx %: -1.00000%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 21.188%   xx:    xx %:    xx:    xx: xx:
xx: xx: 1.000%   xx: 2.000%   xx: -1.000%   xx %: -1.00000%   xx:    xx: xx:
xx: xx: 12 xx: 84 xx: -72 xx %: -85.xx% xx: xx: xx:	3: Curable	* Type of Ownership is Leasehold Or Cooperative (Lvl 3) "As per the final title policy located at "xx" the ownership is leasehold."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MD State. The following state disclosures are missing from the loan file:
Affidavit of Consideration
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
																																																																																								* Operative index value is unable to confirm (Lvl 2) "Operative Index Value us unable to be determined."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73453962	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,287.92	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,754.35	6.875%	360	xx	xx	Conventional	ARM	Purchase	90.000%	90.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	27.459%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX. xx chain of the assignment has been completed. xx latest assignment is with xx, xx which was recorded on xx/xx/XXXX. xx active liens and judgments have been found against the borrower and the property. xx county taxes for the year XXXX-XX have been paid for the total amount of X,XXX.XX. xx prior years delinquent taxes have been found.	xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx:xx to the review of the servicing comments, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX. xx per the comment dated xx/xx/XXXX, the borrower’s income was impacted due to COVID-19. xx borrower told that his store was closed due to shuxxown. xx further details have been found. xx per the final XXXX, the borrower xx is self-employed and he is the owner of xx for XX months. xx information pertaining to bankruptcy has been found. xx modification, forbearance details are available in recent collections comments. xx foreclosure activity has been found. xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.
xx:xx:xx	xx	Final Title Policy Initial Escrow Acct Disclosure Missing DU/GUS/AUS	xx: xx REO xx? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: 6.875%   xx: 5.000%   xx: 1.875%   xx %: 1.xx%   xx: xx per xx note doc at pg #495 min rate first adjustment reflect 6.875%   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 1131231C123112CCCCCCCCCC   xx:    xx %:    xx: xx payment history string reversed is xx.   xx: xx:
xx: xx: xx: CCCCCCCCC1211321C1331311   xx:    xx %:    xx: xx payment history string reversed is xx.   xx: xx:
xx: xx: 12 xx: 60 xx: -48 xx %: -80.00000% xx: xx per ARM note doc at pg#494 rate adjustment months reflect 12 months. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised LE dated xx/xx/2019. Initial LE dated xx/xx/2018 reflects Points - Loan Discount Fee at $5,264.00. However, Revised LE dated xx/xx/2019 reflects Points - Loan Discount Fee at $6,646.55. This is fee increase of $1,382.55 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Act Disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Sellers tape reflects the following issue,---TRID, ATR Fail-- ."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS DU/LP is missing from the loan files."
* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3)     "Final Title policy missing from the loan documents. However preliminary title report is available at pg#267"
* Missing Required Disclosures (Lvl 3)     "Last page of CD date xx/xx/2019 is missing from the loan files."
																																																																																							* Settlement date is different from note date (Lvl 3) "Settlement date is xx/xx/2019 different from note date xx/xx/2019."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 7.237% APR Threshold 6.390% Over By +0.847%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50415987	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,431.70	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$775.83	6.250%	360	xx	xx	FHA	Fixed	Purchase	99.216%	99.216%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	580	Not Applicable	48.067%	First	Final policy	Not Applicable	Not Applicable	03/01/2017	$118,001.88	Not Applicable	3.500%	$502.20	03/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX, shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx.

xx chain of assignment has been completed.

xx is one junior mortgage active in the favor of xx of xx and xx in the amount of $XX,XXX.XX, originated on xx/xx/XXXX and recorded on xx/xx/XXXX.

xx are X civil judgments against the borrower in favor of xx & xx and xx in the total amount of $X,XXX.XX.

xx is state tax lien against the borrower in favor of xx of xx in the amount $XX,XXX.XX on xx/xx/XXXX.

xx Xst, Xnd, Xrd and Xh installment of combined taxes for the year XXXX-XXXX have been paid in the amount of $X,XXX.XX.

xx prior year delinquent taxes have been found.
xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx to servicing comments, the current status of the loan is performing.

xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx foreclosure activity was found.

xx post close bankruptcy record was found.

xx per comment dated xx/xx/XXXX, the reason for default is curtailment of income.

xx per comment dated xx/xx/XXXX, the subject property is owner occupied. xx comments pertaining damage to the property were observed.
xx:xx:xx	xx modification agreement was made between xx and xx on xx/xx/XXXX. xx per the modified term, the new principal balance is $XX and lender agrees to forgive $X,XXX.XX. xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX. xx modification does not have a xx provision. xx loan was modified once.	Affiliated Business Disclosure Missing Required State Disclosures	xx: xx (CE, S&P) xx: 360 xx: 397 |---| -37 |----| -9.xx% xx: xx term are 360. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx/xx/2008   xx: xx/xx/2017   xx: -3347 (xx)   xx %:    xx: xx payment date is xx/xx/2008.   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360   xx: 397   xx: -37   xx %: -9.xx%   xx: xx original maturity terms are 360.   xx: xx:
xx: xx CLTV xx: 99.216%   xx: 97.750%   xx: 1.466%   xx %: 1.xx%   xx: xx CLTV xx is 99.216%.   xx: xx:
xx: xx LTV (OLTV)   xx: 99.216%   xx: 97.750%   xx: 1.466%   xx %: 1.xx%   xx: xx standard LTV(OLTV) is 99.216%.   xx: xx:
xx: xx: xx: CCCCC1112122222222121CCC   xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: xx: CCC1212222222212111CCCCC   xx:    xx %:    xx: xx payment history reversed string is xx.   xx: xx:
xx: xx-xx DTI per 1003 xx: 48.067% xx: 42.190% xx: 5.877% xx %: 5.xx% xx: xx-close DTI per 1003 is 48.067%. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Secondary Market Exceptions and Loan Conditions
Seller-Paid Points and Fees Exception Test: FAIL
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     ""This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* ComplianceEase State Regulations Test Failed (Lvl 2)     "State Regulations Restricted Fees
Prohibited Fees Test: Fail
This loan failed the prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
1 a credit report fee;
2 appraisal fee;
3 application fee;
4 commitment fee;
5 warehouse fee;
6 discount points;
7 lock-in fee;
8 a service fee not to exceed $25.00 to cancel the mortgage; and
9 fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:
1 overnight delivery, messenger, fax, and other special delivery fees;
2 flood certification fees;
3 pest inspection or certification fees;
4 final inspection fee;
5 outside counsels' fees as permitted by N.J.S.A. §46:10A-6;
6 certified check fees;
7 credit report and appraisal update fees;
8 not more than one-year of mortgage insurance premiums;
9 survey fees;
10recording fees;
11title and title sexx fees, including title insurance premiums;
12taxes;
13tax service fees;
14radon test fees;
15other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81203793	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$302.76	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$660.01	12.210%	360	xx	xx	Conventional	Fixed	Cash Out	86.535%	86.535%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/07/2017	$61,473.32	Not Applicable	11.208%	$609.69	03/01/2017	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the xx. for the amount of $xx which was recorded on xx/xx/XXXX with xx.
xx active liens or judgments have been found against the borrower/the subject property.
xx chain of assignment has been completed. xx last assignment is from xx view xx IVA, xx to xx D/B/A xx, not in its individual capacity but solely in its capacity as certificate trustee for NNPL xx XXXX-X which was recorded on xx/xx/XXXX.

xx taxes of the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX on xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $xx.	xx:xx the loan is performing.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX on xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XXs not filed.
xx information has been found regarding the foreclosure.
xx subject property has been occupied by the owner. xx damages or repairs have been found.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower and lender. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of XX.XXX% beginning from xx/xx/XXXX to the maturity date of xx/xx/XXXX. xx is principal forgiven amount is given in the amount of $XXXX.XX. xx; the amount of forgiven exceeds X% limit of the modified principal balance.	Credit Application Credit Report	xx: xx (CE, S&P) xx: 360 xx: 305 |---| 55 |----| 18.03278% xx: xx erm months is 360. xx: xx:
xx: xx: xx:    xx:    xx %:    xx: xx last name is xx.   xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -22 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2010   xx: xx/xx/2017   xx: -2616 (xx)   xx %:    xx:    xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360   xx: 305   xx: 55   xx %: 18.03278%   xx: xx original maturity term months 360.   xx: xx:
xx: xx: xx: C11CCC1211CCC111111C1C1C   xx:    xx %:    xx: xx received string is different from the tape data.   xx: xx:
xx: xx: xx: C1C1C1111C1CCC1121C1C11C   xx:    xx %:    xx: xx received string reversed is different from the tape data.   xx: xx:
xx: xx of xx: xx: xx - xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is moderate."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease state regulations test is failed.
This loan failed the TILA finance charge test.

The finance charge is $174,765.75. The disclosed finance charge of $174,454.14 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.

The finance charge is $174,765.75. The disclosed finance charge of $174,454.14 is not considered accurate for purposes of rescission because it is understated by more than $35.

This loan failed the TILA right of rescission test.

The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."	* Missing credit report (Lvl 1) "Credit report is missing from loan file."	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3715290	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,934.00	12/04/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$523.53	7.375%	360	xx	xx	Conventional	Fixed	Refinance	84.222%	84.222%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	673	Not Applicable	36.365%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “xx." in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment is complete as the current assignment is with “xx, xx”.
xx taxes for the year of XXXX are due in the amount $X,XXX.XX. xx prior delinquent taxes have been found.
xx active judgments or liens have been found.	xx to the payment history as of dated xx/xx/XXXX, the borrower is performing with the loan. xx next due date is xx/xx/XXXX and the last payment received is unable to determine. xx last payment was received in the amount $XXX.XX with the interest rate X.XXX% and P&I of $XXX.XX, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XX,XXX.XX.	xx:xx loan is performing.
xx to the payment history as of dated xx/xx/XXXX, the borrower is performing with the loan. xx next due date is xx/xx/XXXX and the last payment received is unable to determine. xx last payment was received in the amount $XXX.XX with the interest rate X.XXX% and P&I of $XXX.XX, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XX,XXX.XX.
xx to the PACER, the debtor has filed bankruptcy under chapter X with the case# xx on xx/xx/XXXX.
xx documents are restricted by court.
xx case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.
xx foreclosure action has been found in the loan file.
xx damage or repairs has been found on the subject property.

xx:xx:xx to the PACER, the debtor has filed bankruptcy under chapter X with the case# xx on xx/xx/XXXX.
xx documents are restricted by court.
xx case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx:    xx:    xx %:    xx: xx last name is "xx".   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 0MM120123444412123232012   xx: 12312222323121234FFFC121   xx:    xx %:    xx: PH string is MMM120123444412123232012.   xx: xx:
xx: xx: 210232321214444321021MM0   xx: 121CFFF43212132322231321   xx:    xx %:    xx: PH string reversed is 210232321214444321021MMM.   xx: xx:
xx: xx: xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan is failed for IN License Validation Test:
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase Risk Indicator is "Moderate" as the loan is failed for Exceptions test."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is conventional and LTV exceeds 80.00%. However, the MI certificate is required which is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State, below required state disclosures are missing from the loan file-

1-Federal Consumer Credit Protection Act Disclosure.
2-Insurance Freedom of Choice Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82701888	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,673.78	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$770.38	4.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	622	26.800%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx is a junior mortgage in the favor of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx jurisdiction taxes for the year XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for default is curtailment of income. xx borrower has been impacted by COVID-19.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Appraisal (Incomplete) Missing Initial Closing Disclosure	xx: xx REO xx? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 0001110110000011MMMMMMMM   xx: CCCCCCCCC1CCCCCCCC111CCC   xx:    xx %:    xx: 0001110110000011MMMMMMMM.   xx: xx:
xx: xx: MMMMMMMM1100000110111000   xx: CCC111CCCCCCCC1CCCCCCCCC   xx:    xx %:    xx: MMMMMMMM1100000110111000.   xx: xx:
xx: xx-xx DTI per 1003 xx: 26.800% xx: 26.769% xx: 0.031% xx %: 0.03100% xx: xx per UW equals $6,426.07. xx subject property PITIA equals $1,490.16. xx other monthly payments $232.00. DTI = 26.800%. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "All comparable photos are missing in the appraisal report."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "As per the revised scope, updated only Initial LE & Final CD hence TRID Tolerance test is incomplete."
* Loan does not conform to program guidelines (Lvl 3)     "Comments from Bank Tape:- ATR Fail"
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial Closing Disclosure is missing from Loan Document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84448021	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/03/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$448.15	8.430%	360	xx	xx	Conventional	ARM	Cash Out	85.036%	85.036%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2018	$63,788.71	Not Applicable	5.650%	$349.15	09/01/2018	Financial Hardship	xx per updated title report as of xx/xx/XXXX the subject mortgage is at first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX. xx of assignment is complete as the current assignee is xx. xx is a junior civil judgment in the amount of $XXX.XX. xx annual tax has been exempt.	xx history as of xx/xx/XXXX shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX. xx evidence of post-closing foreclosure or bankruptcy has been found. xx evidence of damage or repair on subject property has been found. xx per comment dated xx/xx/XXXX the reason for default is COVID-19 impact.
xx:xx:xx	xx latest modification agreement has been made between borrower and lender effective from xx/xx/XXXX. xx per MOD borrower has agreed to pay the interest bearing amount of $XX,XXX.XX with fixed interest rate of X.XXX % and P&I of $XXX.XX. xx payment was started from xx/xx/XXXX and the maturity date is xx/xx/XXXX.	Credit Application Credit Report	xx: xx (CE, S&P) xx: 360 xx: 480 |---| -120 |----| -25.00000% xx: xx: xx:
xx: xx: xx/xx/2003   xx: xx/xx/2018   xx: -5527 (xx)   xx %:    xx:    xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360   xx: 480   xx: -120   xx %: -25.00000%   xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: 2334CCCCCCCC1C1CCCCCC1CC   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: 000000000000000000000000 xx: CC1CCCCCC1C1CCCCCCC34332 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."	* Missing credit report (Lvl 1) "Credit report is missing from loan file."	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45250293	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,056.33	4.990%	360	xx	xx	Conventional	Fixed	Refinance	110.056%	110.056%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	684	58.336%	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2015	$210,862.47	Not Applicable	4.375%	$931.08	01/01/2015	Change of Terms	xx title report as of xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with xx. xx of assignment shows current assignee is xx. xx are no liens or xx .	xx review of payment history shows that the borrower is X month delinquent with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX xx UPB reflected is in the amount of $XXX,XXX.XX	xx:xx review of payment history shows that the borrower is X month delinquent with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX xx UPB reflected is in the amount of $XXX,XXX.XX servicing comment dated xx/xx/XXXX, borrower income was impacted by COVID-19 and placed on forbearance until xx/xx/XXXX..
xx borrower had filed the bankruptcy under chapter XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX.  xx POC was filed on xx/xx/XXXX with the secured claim amount of $XXXX.XX  and the arrearage amount is $X.XX.  xx , xx has discharged on xx/xx/XXXX and terminated on  xx/xx/XXXX
xx:xx:xx borrower had filed the bankruptcy under chapter XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim amount of $XXXX.XX and the arrearage amount is $X.XX. xx , xx has discharged on xx/xx/XXXX and terminated on xx/xx/XXXX	xx subject loan was modified on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX. xx P&I payments of $XXX.XX are due at a rate of X.XXX% beginning xx/xx/XXXX until the new stated maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Good Faith Estimate Notice of Servicing Transfer	xx: xx (CE, S&P) xx: 360 xx: 480 |---| -120 |----| -25.00000% xx: not applicable xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: not applicable   xx: xx:
xx: xx: xx/xx/2011   xx: xx/xx/2015   xx: -1188 (xx)   xx %:    xx: not applicable   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: not applicable   xx: xx:
xx: xx: 360   xx: 480   xx: -120   xx %: -25.00000%   xx: not applicable   xx: xx:
xx: xx CLTV xx: 110.056%   xx: 130.726%   xx: -20.670%   xx %: -20.xx%   xx: not applicable   xx: xx:
xx: xx: xx: CCCCCCCCCCCCCCCCC111CC12   xx:    xx %:    xx: xx per PH   xx: xx:
xx: xx: 000000000000000000000011   xx: 21CC111CCCCCCCCCCCCCCCCC   xx:    xx %:    xx: xx per PH   xx: xx:
xx: xx-xx DTI per 1003 xx: 58.485% xx: 59.060% xx: -0.575% xx %: -0.xx% xx: not applicable xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) ""This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Good faith estimate is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "A uniform Appraisal report is missing in the loan file, however, values are updated as per 1008 and the appraisal value is $xx and the loan amount is $xx therefore, LTV / LTV shows 117.790% which exceeds 104%."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11197921	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,313.13	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$527.91	4.750%	360	xx	xx	Conventional	Fixed	Refinance	74.963%	74.963%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	39.990%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, DBA xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx I, U.S. xx, xx which was recorded on xx/xx/XXXX.
xx jurisdiction taxes for the year XXXX-XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX
xx reason for default is unable to be determined.
xx borrower xx L xx had filed bankruptcy under chapter XX with the case # xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx debtor was standardly discharged on xx/xx/XXXX and the case got terminated on xx/xx/XXXX.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx borrower xx L xx had filed bankruptcy under chapter XX with the case # xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx debtor was standardly discharged on xx/xx/XXXX and the case got terminated on xx/xx/XXXX.	xx	Hazard Insurance Initial 1003_Application	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L does not require MI.   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 000000000000000000000000   xx: CCCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx: 000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000   xx: CCCCCCCCCCCCCCCCCCCCCCCC   xx:    xx %:    xx: 000000000000000000000000.   xx: xx:
xx: xx-xx DTI per 1003 xx: 39.593% xx: 53.575% xx: -13.982% xx %: -13.xx% xx: xx's income is $1979.00 and the after subjects payments is $687.40 and the total debts payable is $961.00. xx: xx:	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Loan Originators Signature is Missing from Initial 1003 application."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE result is Moderate as this loan has failed TILA Foreclosure Rescission Finance Charge Test and TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is $91,349.02 and allowed is $91,591.48 however it is undercharged by $242.46."
* Loan does not conform to program guidelines (Lvl 2)     "Seller tape reflects the following issue: Legacy Deals----- ATR Fail---- Supporting documents to validate the issue is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard Insurance is Missing from Loan Documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31392125	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$6,225.17	02/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$675.54	4.750%	360	xx	xx	Conventional	ARM	Refinance	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	29.363%	First	Short Form Policy	Not Applicable	Not Applicable	11/14/2016	$110,284.37	Not Applicable	3.625%	$435.54	12/01/2016	Financial Hardship	xx of updated title report as of xx/xx/XXXX reveals that-

X. xx subject mortgage was originated on xx/xx/XXXX by "MERS as nominee for xx" for the amount of $XXX,XXX.XX and it was recorded on xx/xx/XXXX.

X. xx chain of assignment is complete as the subject mortgage is currently assigned to "xx as xx".

X. xx active judgments or liens have been found.

X. Xst and Xnd installment of city taxes for the year XXXX have been paid in the total amount of $X,XXX.XX.
xx of updated payment history as of xx/xx/XXXX reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/XXXX. xx last regular payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of date is in the amount of $XX.	xx:xx loan is currently in performing state and the next due for the regular payment is xx/xx/XXXX. xx last regular payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of date is in the amount of $XX.

xx to PACER xx, xx L xx (debtor) had filed bankruptcy under chapter X with case# xx on xx/xx/XXXX. xx, the debtor was discharged from the bankruptcy on xx/xx/XXXX and the case was closed on xx/xx/XXXX. xx more evidences are available regarding current bankruptcy status.
xx:xx:xx to PACER xx, xx L xx (debtor) had filed bankruptcy under chapter X with case# xx on xx/xx/XXXX. xx, the debtor was discharged from the bankruptcy on xx/xx/XXXX and the case was closed on xx/xx/XXXX. xx more evidences are available regarding current bankruptcy status.	xx loan was modified thrice since the origination on xx/xx/XXXX with the new principal balance of $XXX,XXX.XX. xx borrower promised to pay the new modified monthly P&I of $XXX.XX with the new modified interest rate of X.XXX % beginning from xx/xx/XXXX till xx/xx/XXXX.	Affiliated Business Disclosure	xx: xx (CE, S&P) xx: 360 xx: 480 |---| -120 |----| -25.00000% xx: 360 xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx/xx/2003   xx: xx/xx/2016   xx: -4993 (xx)   xx %:    xx: xx/xx/2003   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: 360   xx: 480   xx: -120   xx %: -25.00000%   xx: 360   xx: xx:
xx: xx: xx: C1CCCCC1111CCCCCCCCC1CC1   xx:    xx %:    xx: xx per pay history   xx: xx:
xx: xx: xx: 1CC1CCCCCCCCC1111CCCCC1C   xx:    xx %:    xx: xx per pay history   xx: xx:
xx: xx-xx DTI per 1003   xx: 29.030%   xx: 29.360%   xx: -0.330%   xx %: -0.xx%   xx: 29.030%   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Operative index value is unable to confirm (Lvl 2) "Operative Index Value is unable to confirm."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39185053	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$734.00	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$594.89	11.630%	240	xx	xx	Conventional	Fixed	Cash Out	61.472%	61.472%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	538	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	03/07/2020	$42,951.37	Not Applicable	7.250%	$392.09	04/01/2020	Financial Hardship	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.

xx chain of assignment has been completed. xx latest assignment is with xx, xx, xx V-C recorded on xx/xx/XXXX.

xx active liens and judgments have been found.

xx annual taxes of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior years taxes have been found delinquent.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX

xx reason for default is unable to be determined. xx subject property has been occupied by the owner. xx comments have been found for damage or repairs.
xx:xx:xx to the PACER, the borrower had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the claim amount of $XX,XXX.XX and arrearage amount $XX,XXX.XX. xx plan was confirmed on xx/xx/XXXX. xx debtor shall pay to the trustee $XXX.XX weekly. xx case was dismissed on xx/xx/XXXX.	xx to the modification, the loan was modified on xx/xx/XXXX in between the borrower and lender. xx new modified principal balance per modification is in the amount of $XXwith interest rate starting at X.XXX % and borrower promises to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX. xx maturity date reflects per modification is xx/xx/XXXX.	Credit Application	xx: xx (CE, S&P) xx: 240 xx: 180 |---| 60 |----| 33.xx% xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2007   xx: xx/xx/2020   xx: -4604 (xx)   xx %:    xx:    xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 240   xx: 180   xx: 60   xx %: 33.xx%   xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: 1112345678999CCC1C111111   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: 111111C1C9C9998765412111   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: $88,331.12 Comparison Data: $88,366.84 Variance: -$35.72"
																																																																																								* Property is Mobile Home (Lvl 2) "As per the appraisal report the property is manufactured home and it shows that the manufactured home is fixed to permanent foundation; However the final title policy is missing from the loan file. As per the updated title report dated xx/xx/2021 shows that the manufactured home is fixed to permanent foundation and the affidavit of affixture is located at xx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37724054	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$522.89	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$604.70	10.950%	360	xx	xx	Conventional	Fixed	Refinance	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	48.180%	First	Final policy	Not Applicable	Not Applicable	02/10/2014	$75,917.82	Not Applicable	4.750%	$353.59	03/01/2014	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX with xx. a xx., and it was recorded on xx/xx/XXXX.

xx chain of assignment is xxomplete. xx loan is currently the assignment with xx. a xx. xx should be assigned with xx.

xx is a junior mortgage originated on xx/xx/XXXX in the amount of $XX,XXX.XX with xx. a xx, and it was recorded on xx/xx/XXXX.

xx active judgments or liens found

xx combined taxes of XXXX have been paid off in the amount of $XXX.XX on xx/xx/XXXX.

xx any prior year taxes are delinquent as per updated title report.
xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X month and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX	xx:xx review of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/XXXX. xx debtor "xx" had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx date of last filing bankruptcy is xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XX,XXX.XX and the arrearage amount is $X,XXX.XX. xx debtor was dismissed and the case has been terminated on xx/xx/XXXX.
xx foreclosure has been noted.

xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X month and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX

xx subject property is in average condition and is owner occupied. xx regarding the damage and repair is not available in the latest servicing comments.

xx:xx:xx to the PACER, the debtor "xx" had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx date of last filing bankruptcy is xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XX,XXX.XX and the arrearage amount is $X,XXX.XX. xx debtor was dismissed and the case has been terminated on xx/xx/XXXX.	xx agreement was made between borrower and lender on effective date of xx/xx/XXXX. xx borrower had given promise to pay the UPB of $XX,XXX.XX with interest rate of X.XXX% with P&I of $XXX.XX with fixed amortized type and it was beginning from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is "Moderate", due to
TILA Finance Charge Test:
TILA Foreclosure Rescission Finance Charge Test:
First Lien Lender Fees Test:"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for
First Lien Lender Fee Test:
The loan data is $470.00, the comparison data is $159.38, and the variance is +$310.62"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for
TILA Finance Charge Test:
The loan data is $156,359.14, the comparison data is $156,839.14, and the variance is -$480.00

TILA Foreclosure Rescission Finance Charge Test:
The loan data is $156,359.14, the comparison data is $156,839.14, and the variance is -$480.00"
* DTI > 60% (Lvl 2)     "Final application docs show the value, the total income of borrower is $2,746.52 and total debt is $2,199.34. So, the DTI is greater than the 60%. Per Note at origination, the interest rate is fixed at 10.9500%. The loan has been modified trice since origination and as per latest modification agreement the P&I is $353.59."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit report is missing from loan file."	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85379420	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,459.80	02/11/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,576.63	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	65.753%	65.753%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	17.495%	First	Final policy	Not Applicable	Not Applicable	03/01/2014	$241,758.23	Not Applicable	2.375%	$1,156.71	03/01/2014	Financial Hardship	xx of updated title report as of xx/xx/XXXX reveals that-

X. xx subject mortgage was originated on xx/xx/XXXX by "xx, xx xx A DBA xx" for the amount of $XXX,XXX.XX and it was recorded on xx/xx/XXXX.

X. xx chain of assignment is complete as the subject mortgage is currently assigned to "xx I, U.S. xx, xx".

X. xx active judgments or liens have been found.

X. xx county taxes for the year XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX reveals that loan is currently in delinquency for X month and the next due for the regular payment is xx/xx/XXXX. xx last regular payment (P&I) was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of date is in the amount of $XX.	xx:xx of updated payment history as of xx/xx/XXXX reveals that loan is currently in delinquency for X month and the next due for the regular payment is xx/xx/XXXX. xx last regular payment (P&I) was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of date is in the amount of $XX.

xx to PACER xx, xx (debtor) had filed bankruptcy under chapter X with case# xx on xx/xx/XXXX. xx, debtor was discharged from the bankruptcy on xx/xx/XXXX and the case was closed on xx/xx/XXXX. xx further evidence was available regarding current bankruptcy status.

xx:
xx per the servicing comment dated xx/xx/XXXX, the bankruptcy under chapter X with case # xx was discharged.
xx:xx:xx to PACER xx, xx (debtor) had filed bankruptcy under chapter X with case# xx on xx/xx/XXXX. xx, debtor was discharged from the bankruptcy on xx/xx/XXXX and the case was closed on xx/xx/XXXX. xx further evidences are available regarding current bankruptcy status.	xx loan was modified on xx/xx/XXXX with the step amortization and with the new principal balance of $XXX,XXX.XX. xx borrower promised to pay the new modified monthly P&I of $X,XXX.XX with the new modified interest rate of X.XXX beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX.	xx: xx (CE, S&P) xx: 360 xx: 270 |---| 90 |----| 33.xx% xx: 360 xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx/xx/2006   xx: xx/xx/2014   xx: -2738 (xx)   xx %:    xx: xx/xx/2006   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: 360   xx: 270   xx: 90   xx %: 33.xx%   xx: 360   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: 12221239122C23334CCC1C11   xx:    xx %:    xx: xx per pay history   xx: xx:
xx: xx: xx: 11C1CCC43232C22193222221   xx:    xx %:    xx: xx per pay history   xx: xx:
xx: xx-xx DTI per 1003   xx: 59.024%   xx: 17.500%   xx: 41.524%   xx %: 41.xx%   xx: 59.024%   xx: xx:
																																																																																				xx: xx: N3345 xx: N3345 E xx: xx %: xx: xx correctly xx: xx:	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28284670	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,888.07	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,696.83	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	79.819%	79.819%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	46.851%	First	Final policy	Not Applicable	Not Applicable	Unavailable	$226,929.45	Not Applicable	4.000%	$948.43	01/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx, as owner trustee.

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

xx Xst installment of xx tax for XXXX has been paid off in the amount of $XXX.XX on xx/xx/XXXX and Xnd installment of $XXX.XX has also been paid off on xx/xx/XXXX.

xx Xrd installment of xx tax for XXXXhas been paid off in the amount of $X,XXX.XX on xx/xx/XXXX and Xth installment of $XXX.XX has also been paid off on xx/xx/XXXX.

xx of updated payment history as of xx/xx/XXXX, the loan is current and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.	xx:xx per the review of the servicing comments the loan is current and the borrower is making regular loan payments. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is X/X/XXX. xx P&I is the amount of $XXX.XX and PITI is in the amount of $XXx UPB reflected as per the updated payment history is in the amount of $XX
xx loan has been modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.
xx per the comment  the subject property has been occupied by the owner.
xx per collection comment xx to xx the reason of xx.xx latest BPO is not available .xx servicing comments do not reflect any damage.

xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Report	xx: xx (CE, S&P) xx: 360 xx: 625 |---| -265 |----| -42.xx% xx: xx are 360 xx: xx:
xx: xx of xx: xx: xx/xx/2018   xx:    xx %:    xx: xx of xx is xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L xx MI is "xx".   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: xx REO xx is "xx".   xx: xx:
xx: xx: 360   xx: 625   xx: -265   xx %: -42.xx%   xx: xx are 360   xx: xx:
xx: xx: xx: 11111119CCC111111111111C   xx:    xx %:    xx: xx is "xx".   xx: xx:
xx: xx: xx: C111111111111CCC91111111   xx:    xx %:    xx: xx "xx".   xx: xx:
xx: xx-xx DTI per 1003   xx: 46.851%   xx: 46.446%   xx: 0.405%   xx %: 0.xx%   xx: xx DTI per 1003 is 39.157 %   xx: xx:
xx: xx: 1 xx: 1 xx: xx %: xx: xx is "1 xx". xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is "Moderate"."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance ease TILA Test failed."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit report is missing from loan file."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31594538	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,190.88	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$921.34	5.625%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	37.426%	First	Final policy	Not Applicable	Not Applicable	08/14/2017	$155,011.75	Not Applicable	5.625%	$812.73	09/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx I, U.S. xx, xx which was recorded on xx/xx/XXXX.
xx is a state tax lien in the favor of xx of the xx of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx is a HOA lien in the favor of xx, xx xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx is a HOA lien in the favor of xx & xx, xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx is a HOA foreclosure in the favor of xx, xx, of xx and xx, xx. xx for xx' xx which was recorded on xx/xx/XXXX. xx amount is unavailable.
xx jurisdiction taxes for the year XXXX-XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for default is property problem.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx loan modification agreement was made between (borrower) xx and (xx) xx, xx. on xx/xx/XXXX.
xx per the comment dated xx/xx/XXXX, the subject property has been occupied by unknown party. xx per the comment dated xx/xx/XXXX, the subject property was flooded and they were living somewhere else for few months while fixing and family medical issue and the borrower is now furloughed COVID-19 and XX days FB plan explained to borrower. xx further details have been found.
xx:xx:xx	xx loan modification agreement was made between (borrower) xx and (xx) xx, xx. on xx/xx/XXXX.
xx borrower promises to pay the new UPB in the amount of $XXX,XXX.XX with an annual fixed modified interest rate of X.XXX% and new P&I is in the amount of $XXt began from xx/xx/XXXX. xx maturity is xx/xx/XXXX. xx is no provision for the balloon payment.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	xx: xx (CE, S&P) xx: 360 xx: 480 |---| -120 |----| -25.00000% xx: 360. xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -22 (xx)   xx %:    xx: xx/xx/2017.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx/xx/2010   xx: xx/xx/2017   xx: -2466 (xx)   xx %:    xx: xx/xx/2010.   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360   xx: 480   xx: -120   xx %: -25.00000%   xx: 360.   xx: xx:
xx: xx: xx: 21222C193456789CCCC123CC   xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: CC321CCCC787654391C22212   xx:    xx %:    xx: xx.   xx: xx:
xx: xx-xx DTI per 1003   xx: 37.836%   xx: 39.466%   xx: -1.630%   xx %: -1.xx%   xx: 37.836%.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: PUD. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 6.097% Variance -6.097%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.097%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The subject property is located in California. The following disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD, the settlement date is xx/xx/2010 which is not aligned with the note date xx/xx/2021."	* Missing credit report (Lvl 1) "Credit report is missing from loan file."	Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16315994	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,533.52	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,935.83	3.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	38.340%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx.
xx is a state tax lien against the borrower in favor of xx of xx of xx in the amount of $XX,XXX.XX.
xx annual county taxes of XXXX are due in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx, the borrower is retired and getting income via pension.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.
xx:xx:xx	xx	xx: xx of xx: 40 xx: 4 |---| 36 |----| 900.00000% xx: xx: xx:
xx: xx-xx DTI per 1003   xx: 38.340%   xx: 86.949%   xx: -48.609%   xx %: -48.xx%   xx:    xx: xx:
xx: xx-xx per 1003   xx: 36.158%   xx: 82.000%   xx: -45.842%   xx %: -45.xx%   xx:    xx: xx:
																																																																																				xx: xx: 320 xx: 321 xx: -1 xx %: -0.xx% xx: xx: xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, BWR income and assets were misrepresented. Tape shows DTI over 89%. Unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32949550	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,863.50	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,698.67	4.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	706	747	45.396%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with xx, xx D/B/A xx which was recorded on xx/xx/XXXX.

xx active judgments or liens have been found.
Xst and Xnd  installment county taxes for the year of XXXX have been due in the amount of $xx.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx comments have been found stating the borrower’s income was impacted by xx. xx repairs and damages have been found.
xx borrower xx has been working at xx, xx., as a for XX years  X months

xx:xx:xx	xx	Missing Initial Closing Disclosure	xx: xx of xx: 23 xx: 5 |---| 18 |----| 360.00000% xx: xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1408 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 45.396%   xx: 44.302%   xx: 1.094%   xx %: 1.xx%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 45.396% xx: 43.886% xx: 1.510% xx %: 1.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed Initial Closing Disclosure Delivery Date Test"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Points - Loan Discount Fee at $2,038.00, however Final CD dated xx/xx/2019 shows Points - Loan Discount Fee at $3,325.69. This is a fee increase of $1,287.69 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue, "INCOME-Resexx confirmed that this borrower was not employed as disclosed as of the closing date..Liabilities-The subject loan application reflects two revolving debts that were omitted from the liabilities, with XX With monthly payment of $46 per month and xx bank with monthly payment of $16 per month. The file did not contain supporting documentation for the omission of these liabilities"."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial Closing Disclosure is missing in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine Borrowers ATR as borrower was not employed at the time of closing."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47062686	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,593.68	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$950.17	5.000%	360	xx	xx	Conventional	Fixed	Purchase	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	788	Not Applicable	2.906%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with xx, xx which was recorded on xx/xx/XXXX.

xx active judgments or liens have been found.
Xst, Xnd, Xrd and Xth installment county taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx per the comment dated xx/xx/XXXX, the borrower’s income was impacted by xx. xx FB plan was offered that began from xx/xx/XXXX to xx/xx/XXXX.
 xx repairs and damages have been found.

xx:xx:xx	xx	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure	xx: xx of xx: 18 xx: 5 |---| 13 |----| 260.00000% xx: xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1403 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 29.056% xx: 92.043% xx: -62.987% xx %: -62.xx% xx: xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final Application is missing from the loan Documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure is missing from loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure document is missing from the documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, subject is OO and not NOO as approved. BWR is living at property and tax bills confirms that. Unable to calc ATR as unable to use rental income as not NOO property. Tape shows DTI may be in excess of 90%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62218420	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,350.00	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$910.31	2.875%	360	xx	xx	VA	Fixed	Refinance	99.731%	99.731%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx..
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.
xx are three judgments against the borrower xx as follows,
xx first judgment is in the favor of xx for the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx second judgment is in the favor ofxx, N.A. for the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx third judgment is in the favor of xx which was recorded on xx/xx/XXXX, however the amount is not available.

xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX.

xx prior year’s delinquent taxes have been found.

xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the PITI is $X,XXX.XX. xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the PITI is $X,XXX.XX. xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic.
xx final application does not reflect the borrower’s employment details.
xx are no comments found related to the subject property type and the condition.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A. xx: xx: xx: xx: xx/xx/2020 xx: xx/xx/2020 xx: -5 (xx) xx %: xx: xx per xx document the original xx date is xx/xx/2020. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal.""
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan was refinanced prior to the 210 day window."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12823406	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,408.12	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$970.78	2.625%	360	xx	xx	VA	Fixed	Refinance	75.531%	75.531%	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	789	786	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx#xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.
xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx evidence of employment has been found.
xx:xx:xx	xx	Final 1003_Application Missing Final Closing Disclosure	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1369 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx document reflects xx as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 75.531%   xx: 75.150%   xx: 0.381%   xx %: 0.xx%   xx: original standard LTV is 75.531%.   xx: xx:
																																																																																				xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: purpose of refinance per 1003 is lower rate term. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, VA Case # ordered as a C/O with appraisal, loan is an IRRRL, we have a call into VA to see if they will transfer case over as we cannot currently insure as is, loan was pulled from Investor as well 3/24 VA will not transfer the case #." to validate the issue document is missing from loan document."	* Missing Final 1003_Application (Lvl 2) "Final application is electronically signed by the borrower." * Missing Final Closing Disclosure (Lvl 2) "Final CD is electronically signed by the borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77800901	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$760.52	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$844.47	2.250%	360		xx	xx		FHA	Fixed		Purchase	98.188%	98.188%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	49.289%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx’ which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx’.
xx active judgments/liens have been found against the subject property/owner.
xx county taxes for XXXX have been paid off in the amount of $$XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx loan file.pdf #pgX
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available.
xx per XXXX, borrower was working at ‘xx, LLC’ as ‘xx’ from X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1390 (xx)   xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 49.289%   xx: 49.280%   xx: 0.009%   xx %: 0.00900%   xx:    xx: xx:
xx: xx-xx per 1003   xx: 46.258%   xx: 46.250%   xx: 0.008%   xx %: 0.00800%   xx:    xx: xx:
xx: xx: 3079 1/2 xx: 3079 xx: xx %: xx: xx document reflects property address " xx". xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2021 shows Loan Origination Fee at $2,171.00 and Transfer Taxes at $0.00, however Final CD dated xx/xx/2021 shows Loan Origination Fee at $2,171.25 and Transfer Taxes at $22.50. This is a fee increase of $22.75 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue "FHA uninsurable due to appraiser not being a FHA approved""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock hand signed by borrower is missing from loan document."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.289% as the Borrower income was $2,508.00 and total expenses are in the amount of $1,236.18 per AUS/DU (Locator#XX loan file.pdf Page#61) and its recommendation is “Approve/Eligible” at a DTI of 49.29%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96069916	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,955.82	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,505.74	3.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	747	Not Applicable	40.480%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx R. xx’ which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx’.
xx active judgments/liens have been found against the subject property/owner.
xx county taxes for XXXX have been paid off in the amount of $X,XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $XXXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx loan file.pdf #pgX
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $XXXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found in available.
xx per XXXX, borrower was working at ‘xx’ as ‘xx’ from XX months and X months.

xx:xx:xx	xx	Affiliated Business Disclosure Appraisal (Incomplete)	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1373 (xx) |----| xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -1 (xx)   xx %:    xx: xx reflects xx date as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 40.480%   xx: 48.300%   xx: -7.820%   xx %: -7.xx%   xx: xx per 1003 application report, the total xx income is $11,715.67 and total xx expenses are $4171.00. xx , DTI is 51.821%.   xx: xx:
xx: xx-xx per 1003 xx: 16.219% xx: 21.590% xx: -5.371% xx %: -5.xx% xx: xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Appraisal report is Subject to completion. However, 1004D Appraisal Completion certificate is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on Revised LE  dated xx/xx/2020.  LE dated xx/xx/2020 reflects a Origination Points at $984.00, however, Revised LE dated xx/xx/2020 reflects the Origination Points at $1392.00 The Final CD reflects Points - Loan Discount Fee at $1,391.94. This is a fee increase of $407.94 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee increase on Initial CD dated xx/xx/2020.  LE dated xx/xx/2020 reflects a Appraisal Fee at $550.00, however, Initial CD dated xx/xx/2020 reflects the Appraisal Fee at $625.00. This is a fee increase of $75.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee increase on Initial CD dated xx/xx/2020.  LE dated xx/xx/2020 reflects a Credit Report Fee at $35.00, however, Initial CD dated xx/xx/2020 reflects the Credit Report Fee at $35.30. This is a fee increase of $0.30 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "BWR SE income docs not in file. Matches tape. Unable to rely on file. Unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95480465	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,474.64	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$814.44	2.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	813	779	44.968%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx# XXXX/XXXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.
xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “VP HR” at “DFA xx” for XXX months.
xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx #1 xx: xx: v |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1370 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -1 (xx)   xx %:    xx: original xx is xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.968%   xx: 44.960%   xx: 0.008%   xx %: 0.00800%   xx: post close DTI is 34.377%.   xx: xx:
xx: xx-xx per 1003 xx: 9.828% xx: 9.820% xx: 0.008% xx %: 0.00800% xx: post close housing ratio is 9.828%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on CD dated xx/xx/2021.  LE dated xx/xx/2021 reflects an Appraisal Fee at $450.00, however, Initial CD dated xx/xx/2021 reflects the Appraisal Fee at $550.00.  This is a fee increase of $100.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee addition on Initial CD dated xx/xx/2021.  The Initial CD shows an added fee Transfer Taxes of $2959.25 which did not appear on previous LE or CDs.  This is a fee increase of $2959.25 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape, cannot get a full condo approval. Condo review cannot be completed as property is in a result as it is in a resort."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure document is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.968% as the Borrower income was $18,330.49 and total expenses are in the amount of $8242.49 per AUS/DU (Locator#XX loan file Page#61) and its recommendation is “Approve/Eligible with 44.97%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31204143	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,154.67	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,340.24	2.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	801	23.698%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.
xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx” at “xx of xx” for XXX months.
xx:xx:xx	xx	Origination Appraisal	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1368 (xx) |----| xx: xx: xx:
xx: xx-xx DTI per 1003   xx: 23.696%   xx: 24.950%   xx: -1.254%   xx %: -1.xx%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 15.820% xx: 17.077% xx: -1.257% xx %: -1.xx% xx: xx per tape data xx-close xx is 17.077% ,but xx value is 15.820%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID fee violation for $268.50 due to fee increase greater than a 10% increase in “creditor's provider fees” in Section B for a Settlement or Closing Fee ($400.00). Valid COC required to clear violation."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, XML used is for the wrong borrower and property, the appraisal itself is for a completely different borrower. In fact, it’s actually the seller’s appraisal and was completed for a refinance transaction"
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal is missing from the loan file. Available Appraisal is for a completely different borrower."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49751597	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$3,035.02	01/16/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,429.33	4.250%	180	xx	xx	Conventional	Fixed	Cash Out	74.219%	74.219%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.082%	First	Final policy	Not Applicable	Not Applicable	12/21/2019	$207,548.79	Not Applicable	6.000%	$1,393.90	01/01/2020	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# XXXX-xx.
xx chain of assignment is completed; the last assignment was with xx, D/B/A xx trust as owner trustee of the xx opportunities xx V which was recorded on xx/xx/XXXX.
xx are three HOA xx against the subject property (xx- XXXX xx, xx CA xx) xx the favor of xx. X which was recorded on different dates for the total amount of $X,XXX.XX.
xx is a water/sewer lien active against subject property in the amount of $X,XXX.XX in the favor of xx of xx which was recorded on xx/xx/XXXX.
xx is IRS xx against the name of borrower xx F xx & xx U xx in favor of xx of the xx - xx the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx first, second installments taxes for the year of XXXX-XXXX have been paid in the total amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.

xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx agreement was made on xx/xx/XXXX.
 xx per the collection comment dated xx/xx/XXXX, the foreclosure was initiated in XXXX. xx file was referred to an attorney on xx/xx/XXXX. xx, the collection comment dated xx/xx/XXXX; the foreclosure was put on hold due to the trial modification plan. xx seller tape reflects the foreclosure sale was scheduled on xx/xx/XXXX. xx to be confirm the further foreclosure proceedings and outcome of foreclosure sale.
 xx information pertaining to bankruptcy has been found.
xx collection comment dated xx/xx/XXXX, states that the borrower’s income has been impacted by covidXX. xx per the collection comment dated xx/xx/XXXX, X month’s xx modification plan was offered to the borrower. xx payment plan was start from xx/xx/XXXX to xx/xx/XXXX and the comment states that the xx has been completed.
xx to the collection comments, the subject property is owner occupied.  xx damages or repairs have been found.
xx time of origination xx is working in xx as xx from XX years and XX months.

xx:xx per the collection comment dated xx/xx/XXXX, the foreclosure was initiated in XXXX. xx file was referred to an attorney on xx/xx/XXXX. xx, the collection comment dated xx/xx/XXXX; the foreclosure was put on hold due to the trial modification plan. xx details regarding the foreclosure process are not available. xx seller tape reflects the foreclosure sale was scheduled on xx/xx/XXXX.
xx:xx	xx modification agreement was made between the borrower xx and xx U xx with the xx on xx/xx/XXXX. xx new modified principal balance is $XX. xx borrower promises to pay the monthly P&I of $X,XXX.XX with an interest rate X.XXX %; beginning from xx/xx/XXXX till the maturity date is xx/xx/XXXX.	Hazard Insurance Missing or error on the Rate Lock	xx: xx: xx: xx, < 60 xx |---| |----| xx: xx collection comment as of xx/xx/2021 shows that the borrower is performing with the loan. xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx per the collection comment dated xx/xx/2019, the foreclosure was initiated in 2019. xx file was referred to an attorney on xx/xx/2019.   xx: xx:
xx: xx P&I   xx: $1393.90   xx: $1148.68   xx: $245.22   xx %: 21.xx%   xx: xx per the modification the borrower promises to pay the monthly P&I of $1,393.90.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string reversed xx.   xx: xx:
xx: xx in xx: $xx: $xx: $-1221.73   xx %: -0.xx%   xx: xx new modified principal balance is $XX.   xx: xx:
xx: xx: xx/xx/2059   xx: xx/xx/2031   xx: xx (xx)   xx %:    xx: xx maturity date is xx/xx/2059.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx is xx. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2016 shows Credit Report Fee at $22.00, however Final CD dated xx/xx/2016 shows Credit Report Fee at $34.25. This is a fee increase of $12.25 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Intent to Proceed Missing  (Lvl 3)     "ITP is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "rate lock agreement is missing from the loan file."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2016. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2016 Note date is xx/xx/2016."	* Missing proof of hazard insurance (Lvl 2) "Hazard insurance is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14171193	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$73,623.70	$10,556.13	04/23/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$4,434.15	7.250%	360	xx	xx	Conventional	Fixed	Purchase	69.149%	69.149%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	5.611%	First	Short Form Policy	Not Applicable	Not Applicable	06/30/2020	$664,460.70	Not Applicable	4.875%	$3,149.19	07/01/2020	Lower Interest Rate	xx-title report dated xx/xx/XXXX shows that subject mortgage originated on xx/xx/XXXX for the amount of $XXX,XXX.XX has been active on the title.
xx, the assignment is with xx.

xx are X IRS liens active against borrower, xx R. xx in the total amount of $XX,XXX.XX which was recorded on xx/xx/XXXX and xx/xx/XXXX respectively.
xx are multiple state tax liens active against borrower, xx R. xx in the total amount of $XX,XXX.XX in the favor of xx of xx.
xx taxes of XXXX are due on xx/xx/XXXX in the amount of $XX,XXX.XX.	xx as of xx/xx/XXXX reveals that the borrower has been delinquent for X months. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX. xx current P&I is $X,XXX.XX, and rate of interest is X.XXX%. xx current unpaid principal balance is in the amount of $XX	xx:xx is in collection and borrower is next due for xx/xx/XXXX payment. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX. xx evidence of foreclosure action was found in the collection comments.
xx was modified on xx/xx/XXXX with xx, FCI xx.  xx new principal balance per modification is in the amount of $XX to be paid at the rate of X.XXX% beginning from xx/xx/XXXX to the stated maturity date xx/xx/XXXX.

xx:
xx per the comment dated xx/xx/XXXX, the loan was modified on xx/xx/XXXX. xx per the modified term, the new principal balance is $XX. xx monthly P&I is $X,XXX.XX with an interest rate of X.XXX% beginning on xx/xx/XXXX and a maturity date of xx/xx/XXXX.
xx per the comment dated xx/xx/XXXX, the servicer provided a X-month trial plan to the borrower, and it starts from xx/xx/XXXX to xx/xx/XXXX.
xx per the comment dated xx/xx/XXXX, the year XXXX-XXXX Xst half taxes are delinquent in the amount of $XX,XXX.XX, which is payable on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the year XXXX Xnd half taxes are due in the amount of $XX,XXX.XX, which is due on the good-through date xx/xx/XXXX.
xx per the comment dated xx/xx/XXXX, the year XXXX Xst half county taxes are delinquent in the amount of $XX,XXX.XX, which is payable on xx/xx/XXXX, and XXXX Xnd half county taxes are delinquent in the amount of $XX,XXX.XX, which is payable on xx/xx/XXXX.
xx:xx:xx had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX and the bankruptcy was xx on xx/xx/XXXX.	xx was modified on xx/xx/XXXX with xx, FCI xx. xx new principal balance per modification is in the amount of $XX to be paid at the rate of X.XXX% beginning from xx/xx/XXXX to the stated maturity date xx/xx/XXXX. xx will make monthly payments of PITI $X,XXX.XX and continuing thereafter.	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx had filed bankruptcy under chapter-7 with the case# 1:11-bk-xx on xx/xx/2011 and the xx was xx on xx/xx/2011. xx: xx:
xx: xx: xx, 60-119 xx: xx:    xx %:    xx:    xx: xx:
xx: xx (xx) per xx: $xx: $0.00   xx: $xx %:    xx: xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx N/A   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 30 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is reversed   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx applicable   xx: xx:
xx: xx: xx/xx/2060 xx: xx/xx/2039 xx: 7791 (xx) xx %: xx: xx changed maturity date to xx/xx/2060. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE is moderate due to failure of TILA Finance Charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $949,967.89. The disclosed finance charge of $949,857.76 is not considered accurate because it is
																																																																																								understated by more than $100."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35141240	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$7,562.91	$5,594.00	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,547.47	4.375%	360	xx	xx	FHA	Fixed	Refinance	96.856%	96.856%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	59.731%	First	Short Form Policy	Not Applicable	Not Applicable	05/12/2020	$325,000.00	$119,990.99	5.000%	$1,567.14	06/01/2020	Financial Hardship	xx per updated title report as of xx/xx/XXXX the subject mortgage is at first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX.
xx of assignment is complete as the current assignee is xx saving fund society.
xx is a junior hospital lien in the amount of $XXX.XX.
xx annual tax is $X,XXX.XX.
xx history as of xx/xx/XXXX shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.
xx evidence of post-closing foreclosure or bankruptcy has been found. xx evidence of damage or repair on subject property has been found.  xx RFD has been found in the latest XX months servicing comment.
xx:xx:xx	xx latest modification agreement has been made between borrower and lender effective from xx/xx/XXXX. xx per MOD borrower has agreed to pay the interest bearing amount of $XXX,XXX.XX with fixed interest rate of X.XX % and P&I of $X,XXX.XX. xx payment was started from xx/xx/XXXX and the maturity date is xx/xx/XXXX. xx deferred amount is $XXX,XXX.XX.	Final Truth in Lending Discl. Mortgage Insurance Origination Appraisal Right of Rescission	xx: xx: xx: xx |---| |----| xx: xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 7 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: 0000000FFFFF   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: FFFFF0000000   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx rate or term   xx: xx in xx/xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2018   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2060   xx: xx/xx/2042   xx: 6575 (xx)   xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $-0.99 xx %: -0.00082% xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase RESPA Test Failed (Lvl 2) "This loan is failed for the Good Faith Estimate disclosure date test.
The loan has a Good Faith Estimate disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for Tax Service Fee Test.
The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. The loan was originated on xx/xx/2012. MI Cert is required but MI Cert is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Pass	Fail	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22732934	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,571.01	12/04/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$422.93	7.606%	240	xx	xx	Conventional	Fixed	Cash Out	34.040%	34.040%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/21/2019	$61,134.73	Not Applicable	7.000%	$379.91	12/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of MERS as nominee for xx,xx.

xx junior or senior judgments/liens/mortgages:
X.xx is an active junior xx available in the updated title report in the amount of $XX,XXX.XX in favor of MERS as nominee for xx of xx, A municipal xx and it was recorded on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx per updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XXxx shows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.xx foreclosure proceedings were initiated on the loan by referring it to xx on xx/xx/XXXX. xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx:xx foreclosure proceedings were initiated on the loan by referring it to xx on xx/xx/XXXX. xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Flood Certificate Notice of Servicing Transfer	xx: xx #2 xx: xx: ESTATE OF |---| |----| xx: xx#2 xx name is xx. xx: xx:
xx: xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx: xx (or xx): xx: xx by xx:    xx %:    xx: xx occupancy is owner or former : xx.   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 30 (xx)   xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2018   xx: xx/xx/2018   xx: 1 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2027 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2059. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is "Moderate" as ComplianceEase TILA test failed as this loan failed the TILA right of rescission test.The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed as this loan failed the TILA right of rescission test.The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90652377	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$4,008.78	04/05/2021	XX	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,413.56	8.983%	360	xx	xx	Conventional	Fixed	Cash Out	60.672%	60.672%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	36.134%	First	Short Form Policy	Not Applicable	Not Applicable	07/17/2018	$136,965.20	Not Applicable	6.000%	$753.60	08/01/2018	Financial Hardship	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with the lender “xx”.
xx chain of the assignment has been completed and currently the assignment is with “xx, D/B/A xx as xx of the xx V” and it was recorded on xx/xx/XXXX.
xx subject mortgage is at lower lien position as there are total X active xx liens against the subject property which is held by “xx's xx” for the amount of $XXX.XX and it was recorded on different dates. xx there is a lien the supportive document reflects status as “xx”.
xx is an active “xx “for xx against the subject property which is held by “xx/DPIE” for the amount of $XXX.XX and it was recorded on xx/xx/XXXX.
xx county first and second installment taxes for the year XXXX-XXXX have been paid in the amount of $XXXX.XX.
xx prior years delinquent taxes have been found.
xx to payment history as of xx/xx/XXXX the borrower has been delinquent with the loan from X months and the next due date for the payment is X/X/XXXXThe last payment was recovered in the amount of $XXXX.XX on xx/xx/XXXX which was applied to the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX till the due date xx/xx/XXXX. xx current P&I is $XXX.XX, PITI is $X,XXX.XX and interest rate is X.XXX%.	xx:xx current status of the loan is foreclosure and the next due date for the payment is xx/xx/XXXX. xx last payment was recovered in the amount of $XXXX.XX on xx/xx/XXXX which was applied to the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX till the due date xx/xx/XXXX. xx current P&I is $XXX.XX, PITI is $X,XXX.XX and interest rate is X.XXX%.
xx loan modification agreement was made between the borrower “xx J xx” and the lender “xx” on xx/xx/XXXX. xx per this agreement the new unpaid principal balance is in the amount of $XX and the borrower has promises to pay monthly payment in the amount of $XXX.XX at the rate of interest X.XXX%. xx payment had begun from xx/xx/XXXX that is to be ended with a maturity date of xx/xx/XXXX.
xx reason for default is unable to determine from the collection comments.
XXXX at the time of origination is reflects that the borrower was working in”xx” as a “xx” since XXX moths.
xx is no post-origination bankruptcy record has been found.
xx foreclosure was initiated in this loan in XXXX with case# CAEFXX-xx on xx/xx/XXXX and the service was completed on xx/xx/XXXX.
xx comment pertaining damage to the subject property has been observed.
xx comments have been found stating that the borrower’s income has been affected by COVID-19.

xx:xx foreclosure was initiated in this loan in XXXX with case# xx on xx/xx/XXXX and the service was completed on xx/xx/XXXX. xx further information is available.
xx:xx	xx loan modification agreement was made between the borrower “xx J xx” and the lender “xx” on xx/xx/XXXX. xx per this agreement the new unpaid principal balance is in the amount of $XX and the borrower has promises to pay monthly payment in the amount of $XXX.XX at the rate of interest X.XXX%. xx payment had begun from xx/xx/XXXX that is to be ended with a maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx: xx: xx: xx, < 60 xx |---| |----| xx: xx legal status is foreclosure. xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx discrepancy.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 30 (xx)   xx %:    xx: xx history is till xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string reversed is xx: xx:
xx: xx of xx: xx consolidation   xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2019   xx: 685 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058 xx: xx/xx/2038 xx: 7325 (xx) xx %: xx: xx maturity date is xx/xx/2058. xx: xx:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit located at “xx” states that the original note has been misplaced and/or lost."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71581745	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$825.32	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$451.56	8.375%	360	xx	xx	FHA	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	603	Not Applicable	31.316%	First	Short Form Policy	Not Applicable	Not Applicable	10/23/2019	$48,616.30	Not Applicable	6.500%	$284.63	11/01/2019	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx. which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx. xx is on first lien position. xx active judgments or liens found on the subject property.	xx payment history dated xx/xx/XXXX shows that the borrower is performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX	xx:xx the loan is in performing.
xx payment history dated xx/xx/XXXX shows that the borrower is performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX
xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.
xx bankruptcy has been filed.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx: xx. xx? xx: xx: xx |---| |----| xx: xx. amort is N/A. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 5 (xx)   xx %:    xx: PH as of date is xx/xx/2021.   xx: xx:
xx: xx: 000000000110001110MMMMM0   xx: xx:    xx %:    xx: PH string is 00000000110001110MMMMMM0   xx: xx:
xx: xx: 0MMMMM011100011000000000   xx: xx:    xx %:    xx: PH string is 00000000110001110MMMMMM0   xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx: xx date is N/A.   xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2030 xx: xx (xx) xx %: xx: xx date is xx/xx/2059. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test. The annual percentage rate (APR) is 8.680%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. The annual percentage rate (APR) is 8.680%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from loan files."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA Loan and required MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8801031	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$4,084.56	12/19/2024	Not Applicable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$664.30	5.875%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	47.490%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee forxx,xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx.

xx junior or senior judgments/liens/mortgages:

X. xx is an active junior xx available in the updated title report in the amount of $XX,XXX.XX in favor of xx N.A. and it was recorded on xx/xx/XXXX.

X. xx is an active junior HOA xx available in the updated title report against xx in the amount of $X,XXX.XX in favor of "xx." and it was recorded on xx/xx/XXXX.

X. xx is an active junior xx available in the updated title report against xx D. xx in the amount of $XXX,XXX.XX in favor of "xx" and it was recorded on xx/xx/XXXX.

xx annual xx taxes for XXXX/XXXX have been paid in full in the amount of $X,XXX.XX on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX, the loan is current and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.	xx:xx per the review of the servicing comments the loan is in the active xx and the borrower is making regular loan payments. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is the amount of $X,XXX.XX and PITI is in the amount of $XXx UPB reflected as per the updated payment history is in the amount of $XX.
xx loan has never been modified since origination.
xx per the comment date xx/xx/XXXX the subject property has been occupied by the tenant.
xx to xx the reason for default.xx latest BPO is not available .xx servicing comments do not reflect any damage.

xx:xx foreclosure proceedings were initiated on the loan by referring it to xx. xx foreclosure has been placed on hold due to the borrower xx D. xx had filed bankruptcy under chapter-XX and then converted in to the chapter-X with the case# xx on xx/xx/XXXX.xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx:xx to the PACER the borrower xx D. xx had filed bankruptcy under chapter-XX and then converted in to the chapter-X with the case# xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the claim amount of $XXX,XXX.XX and the amount of arrearage is $XX,XXX.XX. xx schedule D of xx petition dated xx/xx/XXXX shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX however the unsecured portion is $X.XX.	xx	Affiliated Business Disclosure Origination Appraisal	xx: xx: xx-xx: xx |---| |----| xx: xx is "xx". xx: xx:
xx: xx: xx: xx by xx:    xx %:    xx: xx is "xx".   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx in xx? is "xx".   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx? is "xx".   xx: xx:
xx: xx: xx: $xx:    xx %:    xx: verified   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1373 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is "xx".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string reversed is "xx".   xx: xx:
																																																																																				xx: xx: xx: xx %: xx: verified xx: xx:	3: Curable		* Missing Appraisal (Lvl 3) "doc missing"	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21421445	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Yes	Other	$0.00	$1,856.65	03/19/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$497.99	7.250%	60	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2018	$37,853.47	Not Applicable	2.000%	$114.63	01/01/2018	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx of the xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx. xx is on other lien position. xx are two water/sewer liens found on the subject property in the total amount of $X,XXX.XX this was recorded on xx/xx/XXXX & xx/xx/XXXX respectively. xx are X municipal liens found on the subject property this was recorded on xx/xx/XXXX, xx/xx/XXXX, xx/xx/XXXX & xx/xx/XXXX respectively. xx are two credit card judgments found in the total amount of $X,XXX.XX this was recorded on xx/xx/XXXX & xx/xx/XXXX respectively. xx are X civil judgment found in the total amount of $XX,XXX.XX.	xx payment history dated xx/xx/XXXX shows that the borrower is performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX	xx:xx the loan is in collection.
xx payment history dated xx/xx/XXXX shows that the borrower is performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX
xx loan was modified on xx/xx/XXXX with the X step amortization with the new principal balance of $XX,XXX.XX. xx borrower promises to pay the step P&I of $XXX.XX with the new step interest rate of X.XX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX. xx per modification agreement, lender has decided to forgive the principal amount of $xx from UPB which exceeds the modified UPB by more than X%.
xx bankruptcy has been filed.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx	xx loan was modified on xx/xx/XXXX with the X step amortization with the new principal balance of $XX,XXX.XX. xx borrower promises to pay the step P&I of $XXX.XX with the new step interest rate of X.XX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX. xx per modification agreement, lender has decided to forgive the principal amount of $xx from UPB which exceeds the modified UPB by more than X%.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are missing from the loan file."	* Application Missing (Lvl 2) "Loan application (1003) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is not dated as; an Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state MD. However below required state disclosures are missing from the loan file.
1-Affidavit of Consideration
2-Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
3-Balloon Payment
4-No Escrow Account
5-Mandatory Binding Arbitration Disclosures
6-Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1046035	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$1,571.73	$6,286.92	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,154.10	8.375%	360	xx	xx	FHA	Fixed	Purchase	100.000%	100.000%	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/17/2020	$245,889.82	Not Applicable	5.000%	$1,185.67	10/01/2020	Change of Terms	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX with MERS as nominee for MERS as nominee for xx, xx and was recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignments is complete. xx last assignment is with the xx, as owner xx which was recorded on xx/xx/XXXX.

xx are two junior mortgages against the subject property, the first in the favor of xx E. xx for the amount of $X,XXX.XX which was recorded on xx/xx/XXXX and the second in the favor of the xx of xx and xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.

xx are six notices of assessment liens(COA liens) open against the subject property each was filed by xx for the total amount of  $XX,XXX.XXwhich were recorded on different dates.

xx second town taxes of XXXX have been delinquent for the total amount of $X,XXX.XX which were good through on xx/xx/XXXX.
xx first town taxes for the year XXXX have been paid total in the amount of $X,XXX.XX.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.

xx:xx to the review of the servicing comments, the borrower is current with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx per the servicing comments, the subject property has been occupied by the owner with the average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx
xx modification agreement was made on xx/xx/XXXX, between the borrower “xx and xx” and the lender “xx”. xx borrower promises to make a monthly payment of $X,XXX.XX with a rate of interest of X.XX%, beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX.  xx new principal balance stated in the modification is in the amount of $XX.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx: xx: xx: xx, < 60 xx |---| |----| xx: xx borrower is curren with the loan. xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1388 (xx)   xx %:    xx: xx per the latest PH, the payment history as of date is xx/xx/2021.   xx: xx:
xx: xx: 0M000MMMMMMMMMM101010000   xx: 1000FFFF9876   xx:    xx %:    xx: xx payment history string is 0M000MMMMMMMMMMMMMMM1010000.   xx: xx:
xx: xx: 000010101MMMMMMMMMM000M0   xx: 6789FFF00001   xx:    xx %:    xx: xx payment history string reversed is 000010101MMMMMMMMMMMM0000M0.   xx: xx:
xx: xx: xx/xx/2060 xx: xx/xx/2030 xx: xx (xx) xx %: xx: xx per the mod, the maturity date is xx/xx/2060. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE failed to moderate due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 8.414%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data 0.000% Comparison Data 8.414% Variance -8.414%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA loan; however, the MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51254211	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,683.88	$0.00	01/06/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$605.16	7.625%	360	xx	xx	Conventional	ARM	Cash Out	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	36.577%	First	Short Form Policy	Not Applicable	Not Applicable	06/28/2019	$110,690.64	Not Applicable	6.500%	$648.05	08/01/2019	Financial Hardship	xx to the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx, the mortgage is with xx  xx
xx is state tax lien in the favor of commonwealth of xx division of unemployment insurance
xx county annual taxes of year XXXX is delinquent in the amount of $XXXX.XX and xx city xx taxes of year XXXX is also delinquent in the amount of $XXX.XX
xx review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX . xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX xx UPB reflected is in the amount of $xx	xx:xx review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX . xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX xx UPB reflected is in the amount of $XXa previous resolution of a permanent modification that was successful. xx is no unrepaired property damage. xx borrower was not impacted by COVID-19.
xx had filed bankruptcy under xx XX with the xx #xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed by on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX. xx of xx is NA.  xx of xx is xx/xx/XXXX.
xx:xx wasinitiated  however foreclosure process is on hold due to xx.
xx:xx had filed bankruptcy under xx XX with the xx #xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed by on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX. xx of xx is NA. xx of xx is xx/xx/XXXX.	xx had modified original mortgage on xx/xx/XXXX new principal balance of $$XXX,XXX.XX. xx maturity date is xx/xx/XXXX and new term XXX months. xx of term by XXX months. xx is fixed rate of X.X% with a P&I payment of $XXX.XX beginning on xx/xx/XXXX.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	xx: xx: xx: |---| |----| xx: xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: yes   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: ARM   xx:    xx %:    xx: as per mod   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1388 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: 0000FFFFF987   xx:    xx %:    xx: AS per PH   xx: xx:
xx: xx: xx: 789FFFF00000   xx:    xx %:    xx: AS per PH   xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2034 xx: xx (xx) xx %: xx: as per mod xx: xx:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "RoR document is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30658111	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,237.58	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,234.95	8.630%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/04/2020	$169,591.86	Not Applicable	5.000%	$817.77	08/01/2020	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx. which was recorded on xx/xx/XXXX. xx chain of assignment has been completed.
 xx current taxes due is $XXXX.XX.
xx prior years delinquent taxes have been found pending.	xx payment history dated xx/xx/XXXX shows that the borrower is xx and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX as per tape data.	xx:xx borrower had filed bankruptcy dated on xx/xx/XXXX under chapter-X with case no# xx. xx the xx is not in active status since it was discharged on xx/xx/XXXX and was fully terminated on xx/xx/XXXX. xx comments have been found regarding foreclosure. xx damage or repairs found on the subject property.
xx:xx:xx borrower had filed bankruptcy dated on xx/xx/XXXX under chapter-X with case no# xx. xx the xx is not in active status since it was discharged on xx/xx/XXXX and was fully terminated on xx/xx/XXXX.	xx loan modification agreement was made between (xx) and (xx) on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $-294.54   xx %: -0.xx%   xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1400 (xx)   xx %:    xx:    xx: xx:
xx: xx: 000000000MMMMMMMMMMMMMMM   xx: 0110000FFFFF   xx:    xx %:    xx:    xx: xx:
xx: xx: MMMMMMMMMMMMMMM000000000   xx: FFFFF0010110   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx in xx/xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2060   xx: xx/xx/2037   xx: 8372 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: $4017.41 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Loan Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing in the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35076824	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,383.02	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$779.58	5.000%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	62.757%	First	Final policy	Not Applicable	Not Applicable	09/13/2019	$153,170.10	Not Applicable	5.000%	$738.58	10/01/2019	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with xx.
xx chain of assignment is xxomplete as the current assignees xx instead of xx saving xx.
xx are no active judgments and liens.
xx county taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx delinquent taxes have been found for the prior years.
xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.	xx:xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.
RFD has not been found in the comments. xx further information has been found.

xx:xx:xx	xx agreement was made between borrower and lender on xx/xx/XXXX.
xx borrower has given promise to pay the UPB of $XXX,XXX.XX with interest rate of X.XX% with P&I of $XXX.XX with fixed amortized type and it began from the first payment date of xx/xx/XXXX that was to be ended with the maturity date of xx/xx/XXXX.
Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer	xx: xx. xx? xx: xx: xx |---| |----| xx: xx applicable xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 30 (xx)   xx %:    xx: xx per tape data payment xx as of date xx/xx/2021 but loan review shows xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per the tape data,t payment received date is "xx/xx/2020"; however, the payment history review shows "xx/xx/2029".   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per the tape data, payment history string received is "xx"; however, the payment history review shows "xx".   xx: xx:
xx: xx: xx   xx:    xx %:    xx: xx per tape data xx street is " xx   xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2040 xx: 7123 (xx) xx %: xx: xx per the tape data, stated maturity date is "xx/xx/2021"; however, the xx review shows "xx/xx/2059 xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are missing from the loan file."	* DTI > 60% (Lvl 2) "DTI is greater than 60%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial good faith estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OK State. The following state disclosures are missing from the loan file:
1-OK Title protection notice
2-Insurance Disclosure
3-NSF Fee Disclosure
4-Over-the-limit fees
5-Notice of Rights to Obtain a Security Freeze"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47173220	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	03/25/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,040.69	11.990%	360	xx	xx	Conventional	ARM	Cash Out	67.500%	67.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	51.121%	First	Final policy	Not Applicable	Not Applicable	03/01/2020	$194,053.28	Not Applicable	6.500%	$1,136.10	04/01/2020	Financial Hardship	xx to the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with lender xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx, the mortgage is with xx savings fund society ,xx
xx active judgment or liens have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX xx P&I is in the amount of $XXd PITI is in the amount of $XXx UPB reflected as per the payment history tape data is in the amount of $XX.	xx:xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX xx P&I is in the amount of $XXd PITI is in the amount of $XXx UPB reflected as per the payment history tape data is in the amount of $XX.
xx borrower had filed the bankruptcy under chapter XX with the case#xx on xx/xx/XXXX  and the plan was confirmed on xx/xx/XXXX  xx POC was filed on xx/xx/XXXX.xx has dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX.
xx to the  updated title report dated xx/xx/XXXX  shows that the subject mortgage was originated on xx/xx/XXXX with lender XX  which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx, the mortgage is with xx savings fund society ,xx
xx active judgment or liens have been found.

xx:
xx FC was initiated. xx per the comment dated xx/xx/XXXX, the summary judgment was filed with the court on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the FC was cancelled due to reinstatement.
xx per the comment dated xx/xx/XXXX, the FC was reinitiated on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the FC was on hold due to BK filed on xx/xx/XXXX.
xx per the comment dated xx/xx/XXXX, the BK xx # xx was filed on xx/xx/XXXX, and the POC was filed on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the MFR was filed on xx/xx/XXXX.
xx per the comment dated xx/xx/XXXX, the borrower's income was impacted by the xx-XX.
xx:xx were initiated however currently on hold due to bankruptcy filing under chapter XX.
xx:xx borrower had filed the bankruptcy under chapter XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX xx POC was filed on xx/xx/XXXX.xx has dismissed on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx loan modification agreement was made on xx/xx/XXXX with the new modified unpaid principal balance $XXX,XXX.XX. xx interest bearing amount was $XXX,XXX.XXwith interest rate X.XXX% and the modified P&I was $XXXX.XX beginning on xx/xx/XXXX to maturity date xx/xx/XXXX. xx is no deferred and there is no principal forgiven amount.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: yes xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: yes   xx: xx:
xx: xx of xx: xx/xx/2020   xx: xx/xx/2020   xx: -6 (xx)   xx %:    xx: as per mod   xx: xx:
xx: xx: xx: ARM   xx:    xx %:    xx: as per mod   xx: xx:
xx: xx: xx/xx/2005   xx: xx/xx/2005   xx: -8 (xx)   xx %:    xx: as per appraisal   xx: xx:
xx: xx: xx: 000110110FFF   xx:    xx %:    xx: xx per latest payment history string   xx: xx:
xx: xx: xx: FFF011001000   xx:    xx %:    xx: xx per latest payment history string   xx: xx:
xx: xx of xx: xx rate or term   xx: xx - xx:    xx %:    xx: as per hud   xx: xx:
xx: xx: xx/xx/2060 xx: xx/xx/2035 xx: xx (xx) xx %: xx: as per mod xx: xx:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The loan program disclosure is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business form is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89127550	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$5,070.04	$2,169.00	12/31/2024	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$845.85	9.175%	360	xx	xx	Conventional	ARM	Cash Out	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	576	Not Applicable	34.477%	First	Short Form Policy	Not Applicable	Not Applicable	12/11/2013	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with the lender “MERS as nominee for xx” for the amount of $XXX,XXX.XX and it was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed and currently the assignment is with “xx, and xx of the xx V-D” and it was recorded on xx/xx/XXXX.
xx subject mortgage is at lower lien position as there are two active xx liens are against the subject property which is held by xx of xx for the total amount of $XXXX.XX and it was recorded on xx/xx/XXXX & xx/xx/XXXX.
xx is an active water/sewer/utility liens is against the subject property for water which is held by xx of xx for the amount of $XXXX.XX and it was recorded on xx/xx/XXXX respectively.
xx other civil judgment, municipal liens and the IRS liens mentioned in the report is not against the subject property and primary borrower.
xx annual county taxes for the year XXXX is delinquent in the amount of $XXXX.XX which was due on xx/xx/XXXX and was good through till xx/xx/XXXX.

xx payment history as of xx/xx/XXXX shows that the borrower has been current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied to the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XXtill the due date xx/xx/XXXX. xx current P&I is $XXX.XX, PITI is $XXX.XX and interest rate is X.XXX%.	xx:xx current status of the loan is bankruptcy and the next due date for the payment is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied to the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XXtill the due date xx/xx/XXXX. xx current P&I is $XXX.XX, PITI is $XXX.XX and interest rate is X.XXX%. xx reason for default is unable to determine. xx to PACER report the debtor had filed bankruptcy under xx XX with the xx #xx on xx/xx/XXXX. xx proof of claim was filed by the creditor with claim#X-X “xx” for the secured claim amount of $XXX,XXX.XX with the amount of arrearage of $XX,XXX.XX on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx per the plan the debtor has to pay $XXX.XX per month for XX months. xx of mortgage payment change filed on xx/xx/XXXX reflects that the new monthly payment is $XXXX.XX which starts from xx/xx/XXXX. xx foreclosure was initiated in this loan in XXXX and the case was referred to an attorney on xx/xx/XXXX. xx foreclosure was placed on hold as the debtor had filed bankruptcy under xx XX with the xx #xx on xx/xx/XXXX. xx comment pertaining damage to the subject property has been observed. xx comments have been found stating that the borrower’s income has been affected by COVID-19.
xx:  xx foreclosure was initiated in this loan in XXXX and the case was referred to an attorney on xx/xx/XXXX. xx foreclosure was placed on hold as the debtor had filed bankruptcy under xx XX with the xx #xx on xx/xx/XXXX.
xx:xx to PACER report the debtor had filed bankruptcy under xx XX with the xx #xx on xx/xx/XXXX. xx proof of claim was filed by the creditor with claim#X-X “xx” for the secured claim amount of $XXX,XXX.XX with the amount of arrearage of $XX,XXX.XX on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx per the plan the debtor has to pay $XXX.XX per month for XX months. xx of mortgage payment change filed on xx/xx/XXXX reflects that the new monthly payment is $XXXX.XX which starts from xx/xx/XXXX.	xx	xx: ARM xx: 4.515% xx: 451.500% |---| -446.985% |----| -446.xx% xx: xx: xx:
xx: ARM xx: 12.175%   xx: 7.000%   xx: 5.175%   xx %: 5.xx%   xx:    xx: xx:
xx: ARM xx: 4.515%   xx: 4.660%   xx: -0.145%   xx %: -0.xx%   xx:    xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx (xx) per xx: $0.00   xx: $xx: $-xx %: -100.00000%   xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 31 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 30 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx: xx:	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
206283	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$1,831.99	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,569.55	8.375%	360	xx	xx	Conventional	ARM	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	601	Not Applicable	36.213%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx dba xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx.
xx chain of assignment is completed; the last assignment was with xx, as owner trustee of the xx V-D, its successors and assigns which was recorded on xx/xx/XXXX.
xx are two HOA xx against the subject property (xx- XXXX S XXXth xx #XXX, xx, WA xx) xx the favor of xx at the xx and xx L. xx, xx, xx at the xx, xx. which was recorded on xx/xx/XXXX and xx/xx/XXXX for the total amount of $XXXX.XX.
xx is a xx in the favor of HSBC xx, N.A. for the amount of $X,XXX.XX and it was recorded on xx/xx/XXXX which is prior to the subject mortgage recorded on xx/xx/XXXX.

xx first installments taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx second installments taxes for the year of XXXX have been due in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower has been delinquent for X month and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.

xx:xx servicing comment and documents in file reveal that loan is in an active bankruptcy. xx to the PACER, the borrower xx, xx-xx had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx chapter XX plan was confirmed on xx/xx/XXXX. xx POC bar date xx/xx/XXXX. xx creditor xx had filed POC on xx/xx/XXXX which is not within XX days of the xx filing. xx last date of filing is on xx/xx/XXXX. xx the loan is an active bankruptcy.
xx borrower has been delinquent for X month and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx foreclosure proceedings have been found in the recent XX months.
xx to the collection comments, the subject property is owner occupied.  xx damages or repairs have been found.
xx BPO report is not available in the loan file.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic.
xx time of origination xx is working in USPS as GRP LDR xx from XX years and X months.

xx:xx:xx to the PACER, the borrower xx, xx-xx had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx chapter XX plan was confirmed on xx/xx/XXXX. xx per the chapter XX plan the borrower will pay to the trustee $X,XXX.XX for XX months. xx POC was filed by the creditor xx on xx/xx/XXXX with the claim amount of $XXX,XXX.XX and the amount of arrearage as $X,XXX.XX. xx schedule D of xx shows that does not contain any unsecured portion. xx is no comment indicating a cram-down. xx last date of filing is on xx/xx/XXXX. xx the loan is an active bankruptcy.	xx	Hazard Insurance Missing DU/GUS/AUS Missing or error on the Rate Lock	xx: ARM xx: 3.500% xx: 350.000% |---| -346.500% |----| -346.xx% xx: xx ARM xx as 3.50%. xx: xx:
xx: ARM xx: 13.375%   xx: 5.000%   xx: 8.375%   xx %: 8.xx%   xx: xx as 13.375%.   xx: xx:
xx: ARM xx: 6.375%   xx: 4.875%   xx: 1.500%   xx %: 1.xx%   xx: xx as 6.375%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 14 (xx)   xx %:    xx: xx per the review of the payment history as of xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string xx.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx payment history string reversed xx. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (8.583%) is exceeded APOR (6.250%) by 2.333%. The APR threshold is 6.250% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 8.583%    Allowed: 6.250%    Over by: +2.333%"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is $286,214.11 and allowed is $362,754.81 however it is undercharged by $76,540.70.

This loan as also failed TILA APR Test.  Disclosed APR  :  7.414%  Allowed  :  8.583%  Under Disclosed By  :  1.169%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2018 shows Points - Loan Discount Fee at $1,820.00, Appraisal Fee at $725.00, Condo/PUP HOA Questionnaire at $250.00, Credit Report Fee at $59.00 and Transfer Taxes at $0.00, however Final CD dated xx/xx/2018 shows points - Loan Discount Fee at $2,065.00, Appraisal Fee at $750.00.00, Condo/PUP HOA Questionnaire at $320.00, Credit Report Fee at $61.75 and Transfer Taxes at $10.00. This is a fee increase of $352.75 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has also failed Charges That In Total Cannot Increase More Than 10% Test.
Comparable Fee Amount is $978.00 and Final Fee Amount is $1,193.29 the difference is of $215.29 which is greater than 10%."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 8.583%      Allowed: 6.250%     Over by: +2.333%"
* Loan does not conform to program guidelines (Lvl 3)     "Section 32 Violation:: NO -------  Origination State High Cost:: N/A ----------COVID Comment:: n/a

Section 32 Violation:: NO -------  Origination State High Cost:: N/A ----------COVID Comment:: n/a"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Missing a required document to verify Final DTI."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement Hand Signed by Borrower is missing from loan document."	* Missing proof of hazard insurance (Lvl 2) "Hazard Insurance Certificate is missing from loan document."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46723687	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,141.23	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$828.08	3.250%	360	xx	xx	FHA	ARM	Purchase	82.727%	82.727%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	634	Not Applicable	35.856%	First	Final policy	Not Applicable	Not Applicable	02/01/2019	$215,779.21	$68,904.23	3.250%	$842.89	02/01/2019	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx N.A. in the amount of XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the assignment is with the xx, and xx of xx V-D.
xx is an active junior mortgage against the property, in the amount of $XX,XXX.XX in favor of V which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found against the borrower and property.
xx and xx of xx taxes for the year XXXX has been paid in the total amount of $X,XXX.XX. xx and xx of xx taxes for the year XXXX has been paid in the amount of $X,XXX.XX. xx prior year’s delinquent taxes have been found.
xx per the latest payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current rate of xx is X.XX% and xx is in the amount of $XX.	xx:xx loan is currently in the performing status.

xx per the latest payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX. xx modification agreement was made between the xx (the xx) and xx (the xx) on xx/xx/XXXX. xx new modified rate is X.XX % and borrower promises to pay P&I in the amount of $XXX.XX that was beginning on xx/xx/XXXX till the new maturity date of xx/xx/XXXX. xx current UPB is in the amount of $XX out of which $XX,XXX.XX has been deferred and the new interest bearing principal amount is in the amount of $XX.
xx occupancy of the subject property is not reflected in the latest XX months comments.
xx comment pertaining damage to the subject property has been observed.
xx:xx:xx	xx modification agreement was made between the xx (the xx) and xx (the xx) on xx/xx/XXXX. xx new modified rate is X.XX % and borrower promises to pay P&I in the amount of $XXX.XX that was beginning on xx/xx/XXXX till the new maturity date of xx/xx/XXXX. xx current UPB is in the amount of $XX out of which $XX,XXX.XX has been deferred and the new interest bearing principal amount is in the amount of $XX.	Document Showing a Index Numerical Value Good Faith Estimate Loan Program Info Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx: xx: xx: xx, < 60 xx |---| |----| xx: xx per CH loan is performing. xx: xx:
xx: xx (xx) per xx: $xx: $xx: $3712.54   xx %: 5.xx%   xx: xx is $68,904.23.   xx: xx:
xx: xx of xx: xx/xx/2019   xx: xx/xx/2019   xx: 31 (xx)   xx %:    xx: xx date of MOD is xx/xx/2019.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 30 (xx)   xx %:    xx: PH is availbale till xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per PH xx is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per PH xx is xx.   xx: xx:
xx: xx in xx: $xx: $xx: $xx %: 11.xx%   xx: xx per MOD xx is $215,779.21.   xx: xx:
xx: xx: xx/xx/2049   xx: xx/xx/2040   xx: 3106 (xx)   xx %:    xx: xx is xx/xx/2049.   xx: xx:
xx: xx: $0.00 xx: $xx: $-xx %: -100.00000% xx: xx per MOD is $0.00. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "The complianceEase Exceptions Test Failed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The complianceEase Risk Indicator is "Moderate"."
* ComplianceEase TILA Test Failed (Lvl 2)     "The complianceEase TILA Test Failed."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The Final GFE is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Loan Program Disclosure is missing from loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan was originated on xx as FHA with the xx. Final 1003 shows MI Fees as $77.21 and Final HUD-1 show MI fess is $360.00. Hence, required MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Illinois State. The following state disclosures are missing in the loan file;
1) IL Collateral Protection Insurance Notice
2) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of Servicing transfer document is missing from loan file."
																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Operative Index Value is unable to be confirmed from supportive documents available in the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5952199	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$3,345.93	$0.00	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$929.21	5.375%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	43.698%	First	Final policy	Not Applicable	Not Applicable	11/01/2017	$133,000.00	Not Applicable	3.250%	$578.82	11/01/2017	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with MERS as nominee for xx.
xx chain of assignment is complete.
xx judgments and liens found pending are as follows:
xx is one xx/xx/xx open against the subject property in the amount of $XXX.XX held by xx of xx and recorded on xx/xx/XXXX.
xx are four state tax liens against borrower which is in the amount of $XXand filed by xx of xx.
Xst installment of county taxes for the year of XXXX and Xnd installment of county taxes for the year of XXXX are delinquent in the total amount of $X,XXX.XX with the good through date of $xx/xx/XXXX.
xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.	xx:xx loan is in bankruptcy. xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.
xx to the PACER report, the debtor had filed the bankruptcy under the chapter-XX case# xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX.
RFD has not been found in the comments. xx further information has been found.

xx:xx:xx to the PACER report, the debtor had filed the bankruptcy under the chapter-XX case# xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx amended chapter-XX plan debtor was supposed to pay the trustee the amount of $XXX.XX for XX months. xx POC was filed on xx/xx/XXXX. xx POC amount is $XXX,XXX.XX and total arrearage amount is $XX,XXX.XX.	xx agreement was made between borrower and lender on xx/xx/XXXX.
xx borrower has given promise to pay the UPB of $XXX,XXX.XX with interest rate of X.XXX% with P&I of $XXX.XX with fixed amortized type and it began from the first payment date of xx/xx/XXXX that was to be ended with the maturity date of xx/xx/XXXX.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx: xx. xx? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1374 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: 000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2047 xx: xx/xx/2039 xx: 3045 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "The MI certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in IL State. The following state disclosures are missing from the loan file:
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68355751	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,126.20	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,369.00	6.840%	480	xx	xx	Conventional	ARM	Cash Out	86.009%	86.009%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2015	$216,190.51	$32,190.51	3.250%	$685.48	06/01/2015	Financial Hardship	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of xx X, xx., which was recorded on xx/xx/XXXX under xx/xx# xx-XXXXXXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, D/B/A xx as xx of the xx V-D.

xx subject property is at lower lien position as there are X xx against the subject property in the amount of $X,XXX.XX in favor of xx which were recorded on xx/xx/XXXX and xx/xx/XXXX. xx subject property is located in NV xx. xx is risk that property can be getting foreclosed due to above unpaid liens. xx can be cured if above unpaid liens paid in full with unpaid interest and late charges.

xx is one water/sewer xx against the subject property in the amount of $XXX.XX in favor of xx, xx., DBA xx which was recorded on xx/xx/XXXX. xx subject property is located in NV xx. xx is risk that property can be getting foreclosed due to above unpaid lien. xx can be cured if above unpaid lien paid in full with unpaid interest and late charges.
xx annual xx for XXXX have been paid off in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX and the deferred balance is $XX,XXX.XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX and the deferred balance is $XX,XXX.XX.

xx loan modification agreement was made on xx/xx/XXXX with xx. xx total unpaid principal balance is $XX from which lender agreed to defer the principal balance of $XX,XXX.XX hence the interest-bearing amount is $XXX,XXX.XX. xx borrower promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XXX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.

xx per comment dated xx/xx/XXXX the borrower has been impacted by xx-XX and out of work since xx/xx/XXXX. xx comment dated xx/xx/XXXX shows that xx-XX deferment was approved. xx more details are available.

xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with xx. xx total unpaid principal balance is $XX from which lender agreed to defer the principal balance of $XX,XXX.XX hence the interest-bearing amount is $XXX,XXX.XX. xx borrower promised to pay P&I in the amount of $XXX.XX with new interest rate of X.XXX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.	Credit Application Origination Appraisal	xx: xx: xx: ARM |---| |----| xx: xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1394 (xx)   xx %:    xx:    xx: xx:
xx: xx: 1222222211311111mmmmmmmm   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: mmmmmmmm1111131122222221   xx: xx:    xx %:    xx:    xx: xx:
xx: xx in xx: $xx: $xx: $xx %: 17.xx%   xx:    xx: xx:
xx: xx of xx: xx rate or term   xx: xx - xx:    xx %:    xx: xx of xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx: xx:
																																																																																				xx: xx: xx/xx/2055 xx: xx/xx/2047 xx: 2902 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * Missing Appraisal (Lvl 2) "Appraisal Report at origination is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79280126	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$535.85	11/13/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$659.51	6.000%	360	xx	xx	Conventional	Fixed	Cash Out	73.333%	73.333%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	629	652	23.859%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX. xx chain of assignment has been completed, currently the assignment is with xx. xx is junior mortgage originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XX,XXX.XX. xx are no active liens and judgments found against the borrower. xx taxes for the year XXXX are paid in the amount of $XXX.XX. xx prior tax delinquency has been found.	xx to the payment history as of dated xx/xx/XXXX the borrower regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX with an interest rate of X.XX%. xx current UPB is reflected in the payment history for the amount of $XX,XXX.XX.	xx:xx current status of the loan is in active bankruptcy.
xx to the payment history as of dated xx/xx/XXXX the borrower regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX with an interest rate of X.XX%. xx current UPB is reflected in the payment history for the amount of $XX,XXX.XX.
xx comments have been regarding the foreclosure. xx borrower xx D. xx and xx T. xx, xx had filed bankruptcy under xx XX with the xx #xx on XX/X/XX and the plan was confirmed on X/XX/XX. POC was filed by on X/XX/XX, in the secured claim amount $XX,XXX.XX and an arrearage in the amount of $XX,XXX.XX. xx of xx was on X/XX/XX.
xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx borrower xx D. xx and xx T. xx, xx had filed bankruptcy under xx XX with the xx #xx on XX/X/XX and the plan was confirmed on X/XX/XX. POC was filed by on X/XX/XX, in the secured claim amount $XX,XXX.XX and an arrearage in the amount of $XX,XXX.XX. xx of xx was on X/XX/XX. xx petition schedule D shows the amount of claim $XX,XXX.XX , the value of collateral is $XX,XXX.XX and the unsecured portion is $XX,XXX.XX. xx current status of the loan is plan confirmed.	xx	Affiliated Business Disclosure Notice of Servicing Transfer	xx: xx: xx/xx/2018 xx: xx/xx/2018 |---| -10 (xx) |----| xx: NA xx: xx:
xx: xx #2 xx: xx.   xx:   xx:    xx %:    xx: NA   xx: xx:
xx: xx #2 xx: T.   xx: T   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 30 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: xx-xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 30 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx consolidation xx: xx - xx: xx %: xx: NA xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $131,605.03 Comparison Data $131,675.53 Variance -$70.50
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $131,605.03 Comparison Data $131,675.53 Variance -$70.50
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $131,675.53. The disclosed finance charge of $131,605.03 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44349270	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$0.00	01/14/2025	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,384.96	8.165%	360	xx	xx	Conventional	ARM	Cash Out	77.108%	77.108%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	641	Not Applicable	54.310%	First	Final policy	Not Applicable	Not Applicable	11/19/2019	$400,000.00	Not Applicable	5.000%	$1,928.79	01/01/2020	Change of Terms	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on XX/XX/XXXXin the amount of $XXX,XXX.XX in favor of MERS as nominee for xx xx, xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx, as owner trustee of xx V-D.

xx are XX HOA liens available in the updated title report against xx in the total amount of $XX,XXX.XX in favor of "xx's xx."

xx is an active junior xx available in the updated title report against xx in the amount of $X,XXX.XX in favor of "xx" and it was recorded on xx/xx/XXXX.

xx annual xx taxes for XXXX have been paid in full in the amount of $X,XXX.XX on xx/xx/XXXX.

xx of updated payment history as of xx/xx/XXXX, the loan is currently performing and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx of updated payment history as of xx/xx/XXXX, the loan is currently performing and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX

xx is no unrepaired property damage.  xx borrower was not impacted by COVID-19.

xx foreclosure proceedings were initiated on the loan by referring it to xx in year XXXX. xx sale was scheduled on xx/xx/XXXX. xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx:xx foreclosure proceedings were initiated on the loan by referring it to xx in year XXXX. xx sale was scheduled on xx/xx/XXXX. xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx:xx had filed bankruptcy under xx X with the xx #xx on xx/xx/XXXX. xx was discharged on X/XX/XX.	xx loan was modified on xx/xx/XXXX with the new principal balance of $XXX,XXX.XX. xx borrower promises to pay the P&I of $X,XXX.XX with the new interest rate of X.XXX% beginning from xx/xx/XXXX and the new maturity date is xx/xx/XXXX	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx (xx) per xx: $xx: $xx: $-xx %: -50.00000%   xx: xx: xx:
xx: xx: xx: ARM   xx:    xx %:    xx: xx amortization type is fixed   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1388 (xx)   xx %:    xx: xx history as of date is xx/xx/2021   xx: xx:
xx: xx: 000000000000000000000000   xx: 000000000000   xx:    xx %:    xx: xx history string is 000000000000000000000   xx: xx:
xx: xx: 000000000000000000000000   xx: 000000000000   xx:    xx %:    xx: xx history string reversed is 000000000000000000000   xx: xx:
xx: xx:  xx:    xx %:    xx: xx address street is  xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx city is xx: xx:
xx: xx of xx: xx in xx/xx: xx - xx:    xx %:    xx: xx of refinance per application is change in rate/term   xx: xx:
xx: xx: xx/xx/2059   xx: xx/xx/2036   xx: xx (xx)   xx %:    xx: xx maturity date is xx/xx/2059   xx: xx:
xx: xx: PUD   xx: xx (1-4 xx)   xx:    xx %:    xx: xx property type   xx: xx:
																																																																																				xx: xx: $0.00 xx: $xx: $-xx %: -100.00000% xx: xx: xx:	2: Acceptable with Warnings			* DSCR is less than 1.00 (Lvl 2) "The DSCR calculations were less than $1.00."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51752802	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,621.40	01/05/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$974.45	11.500%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2015	$151,974.30	Not Applicable	2.000%	$83.50	03/01/2015	Financial Hardship	xx per review of updated title report dated xx/xx/XXXX, subject mortgage was originated on xx/xx/XXXX with the lender “xx, xx." in the amount of $XX,XXX.XX which is recorded on xx/xx/XXXX.
xx chain of assignment is complete as the current assignment is with “xx”.
xx taxes for the year of XXXX are paid in the amount $X,XXX.XX.	xx to the payment history as of dated xx/xx/XXXX, the borrower is performing with the loan. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the interest rate of X.XXX% and P&I of $XX.XX, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XX,XXX.XX.

xx:xx loan is in xx.
xx to the PACER, the debtor had filed for bankruptcy under xx-XX with the case# xx on xx/xx/XXXX. xx to the schedule D (xx#X) which was filed on xx/xx/XXXX, the value of subject property is $XX,XXX.XX and amount of claim is $XX,XXX.XX. xx, the unsecured amount is $X.XX.
xx subject creditor had filed the POC for the secured claim amount of $XX,XXX.XX and the amount of arrearage of $XX,XXX.XX on xx/xx/XXXX which is before the deadline.
xx was confirmed on xx/xx/XXXX. xx to the confirmed plan, the debtor will pay $XXX.XX per month for XX months to the trustee. xx for relief from automatic stay was filed on xx/xx/XXXX.
xx case is active.
xx to the payment history as of dated xx/xx/XXXX, the borrower is performing with the loan. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the interest rate of X.XXX% and P&I of $XX.XX, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XX,XXX.XX.
xx to the servicing comments, the foreclosure action was initiated in the loan file. xx per comment dated xx/xx/XXXX, the judgment hearing date is xx/xx/XXXX. xx went on hold due to bankruptcy filed by debtor on xx/xx/XXXX. xx further information available regarding foreclosure.
xx damage or repairs has been found on the subject property.
xx:xx to the servicing comments, the foreclosure action was initiated in the loan file. xx per comment dated xx/xx/XXXX, the judgment hearing date is xx/xx/XXXX. xx went on hold due to bankruptcy filed by debtor on xx/xx/XXXX. xx further information available regarding foreclosure.
xx:xx to the PACER, the debtor had filed for bankruptcy under xx-XX with the case# xx on xx/xx/XXXX. xx to the schedule D (xx#X) which was filed on xx/xx/XXXX, the value of subject property is $XX,XXX.XX and amount of claim is $XX,XXX.XX. xx, the unsecured amount is $X.XX.
xx subject creditor had filed the POC for the secured claim amount of $XX,XXX.XX and the amount of arrearage of $XX,XXX.XX on xx/xx/XXXX which is before the deadline.
xx was confirmed on xx/xx/XXXX. xx to the confirmed plan, the debtor will pay $XXX.XX per month for XX months to the trustee. xx for relief from automatic stay was filed on xx/xx/XXXX.
xx case is active.	xx modification agreement was made on xx/xx/XXXX. xx modification interest rate is X.XXX% and borrower has promised to pay P&I in the amount $XX.XX began on xx/xx/XXXX. xx new principal balance is $XX, in which an interest bearing amount is $XX,XXX.XX and principal forgiven amount is $XXX,XXX.XX which is exceeds X% of xx principal amount. xx last modified payment will be due on xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx: xx: xx-xx: xx |---| |----| xx: xx-xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx per the comment FC is xx but its xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per tape loan xx. type is xx but its xx documentation.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1380 (xx)   xx %:    xx: xx per tape PH as of date is xx/xx/2021 but it shows xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per tape PH string is "xx" but its "xx"   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per tape string reversed is "xx" but its "xx"   xx: xx:
xx: xx in xx: $xx: $xx: $xx %: 732.xx%   xx: $151,974.30   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: xx: xx:
xx: xx: xx/xx/2037 xx: xx/xx/2037 xx: 92 (xx) xx %: xx: xx per tape stated maturity date is xx/xx/2037 but its xx/xx/2037. xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are missing from the loan file."	* Application Missing (Lvl 2) "Loan application (1003) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in WI State. However, below required state disclosures are missing from the loan file.
1. Explanation of Personal Obligation
2. Marital Property Act Disclosure
3. Choice of Insurance Disclosure
4. Co-Signer Notice
5. Tattle Tale Notice under the Marital Property Act"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4129791	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$4,393.49	$4,393.49	11/04/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$982.81	6.125%	360	xx	xx	Conventional	Fixed	Cash Out	67.396%	67.396%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	604	Not Applicable	59.942%	First	Short Form Policy	Not Applicable	Not Applicable	06/17/2020	$223,025.97	Not Applicable	6.500%	$1,305.72	02/01/2020	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX with xx of xx, N.A.
xx chain of assignment has not been completed. xx, the mortgage is with xx, DBA xx, xx but xx for xx, A xx which was recorded on xx/xx/XXXX.
xx active liens and judgments against the borrower/property.
xx annual tax for the year XXXX is delinquent in the amount of $X,XXX.XX which was due on xx/xx/XXXX and good through by xx/xx/XXXX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXxx UPB reflected as per the tape data is in the amount of $XX.	xx:xx loan is currently performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXxx UPB reflected as per the tape data is in the amount of $XX.
xx reason for default is unavailable.
xx latest servicing comment or BPO report has been found to determine the current occupancy and condition of the subject property. xx damage or repairs have been found.

xx:xx:xx to the PACER, the borrower had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx schedule D of xx does not show any unsecured amount. xx case was discharged on xx/xx/XXXX and was terminated on xx/xx/XXXX.	xx loan modification agreement was made on xx/xx/XXXX with the new principal balance is in the amount of $XX and the borrower promise to pay the new P&I $X,XXX.XX with the interest rate of X.XX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx interest bearing amount is $XXX,XXX.XX.	Affiliated Business Disclosure Notice of Servicing Transfer	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. xx: xx:
xx: xx #2 xx: xx:   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx:    xx:    xx %:    xx: xx first name is xx.   xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx: xx evidence has been found.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 30 (xx)   xx %:    xx: xx history as of date is xx/xx/2021.   xx: xx:
xx: xx: xx: 00102102FFFF   xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: FFFF20110100   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx: xx: xx  xx:    xx %:    xx: xx address street is xx.   xx: xx:
xx: xx of xx: xx consolidation   xx: xx - xx:    xx %:    xx: xx of refinance as per application is debt consolidation.   xx: xx:
xx: xx: xx/xx/2060   xx: xx/xx/2038   xx: 7915 (xx)   xx %:    xx: xx maturity date is xx/xx/2060.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx property type is PUD. xx: xx:	2: Acceptable with Warnings	* Final TIL Date after actual transaction date (Lvl 2) "As per the note the transaction date is xx/xx/2008, however; as per the final TIL the transaction date is xx/xx/2008 which is after the actual transaction date."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49085006	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,469.00	$0.00	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$399.74	10.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Unavailable	$34,048.09	Not Applicable	5.000%	$182.78	04/01/2020	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.

xx chain of assignment has been completed. xx latest assignment is with xx, xx of xx V-D recorded on xx/xx/XXXX.

xx is a civil judgment active in the favor of xx in the amount of $XXX.XX recorded xx/xx/XXXX.

xx is a credit card judgment active in the favor of autovest in the amount of $X.XX recorded on xx/xx/XXXX.

xx is a credit card judgment active in the favor of xx in the amount of $X.XX recorded on xx/xx/XXXX.

xx annual taxes of XXXX have been delinquent in the amount of $XXX.XX on xx/xx/XXXX.
xx annual taxes of XXXX have been delinquent in the amount of $XXX.XX on xx/xx/XXXX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX

xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX

xx per the comment dated xx/xx/XXXX the reason for default is loss of income due to COVID-19. xx subject property has been occupied by the owner. xx comments have been found for damage or repairs.
xx:xx:xx	xx is conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest XX.XXX% and a maturity date of xx/xx/XXXX. xx P&I as per payment history is the $XXX.XX and the rate of interest is X.XX%. xx, there is an decreased in P&I and rate of interest with respect to xx data which seems that there would be a possible modification. xx per tape data, the loan has been modified on xx/xx/XXXX. xx modification document is not found in the loan file.	Credit Application Credit Report HUD-1 Closing Statement	xx: xx of xx: xx: xx/xx/2020 |---| |----| xx: xx of xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx: xx:
																																																																																				xx: xx: xx/xx/2050 xx: xx/xx/2037 xx: 4564 (xx) xx %: xx: xx: xx:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * Missing credit report (Lvl 2) "Credit report is missing in loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33338325	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,415.88	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$312.10	4.200%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	630	Not Applicable	55.516%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx /XXX.
xx chain of assignment is completed; the last assignment was with xx which was recorded on xx/xx/XXXX.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx Xst and Xnd installments taxes for the year of XXXX have been paid in the total amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.	xx	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx to the PACER, xx, xx (borrower) had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx bankruptcy was discharged on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx are no comments found related to the subject property condition.
xx time of origination xx is working in xx as xx from XX years.

xx:xx:xx to the PACER, xx, xx (borrower) had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx D in a voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting the value of the collateral was $XX,XXX.XX and value of the collateral that support for this claim was $XX,XXX.XX. xx, the unsecured portion remains as $XX,XXX.XX.
xx bankruptcy was discharged on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.
xx	Mortgage Insurance	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx to the PACER, xx, xx (borrower) had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2017. xx: xx:
xx: xx: xx: xx, < 60 xx:    xx %:    xx: xx collection comment as of xx/xx/2021 shows that the borrower is performing with the loan.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx per xx. xx is not xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 1 (xx)   xx %:    xx: xx last payment was received on xx/xx/2021 .   xx: xx:
xx: xx: 000000000000000012MMMMMM   xx: xx:    xx %:    xx: xx payment history string 000000000000000012MMMMMM.   xx: xx:
xx: xx: MMMMMM210000000000000000 xx: xx: xx %: xx: xx payment history string reversed MMMMMM210000000000000000. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.446% as the Borrower income was $2,551.94 and total expenses are in the amount of $752.00."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan has failed FHA QM Safe Harbor Test.

Charged  :  5.325%   Allowed  :  5.130%   Over By  :  0.195%."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "As per Note Loan is in FHA, the MI certificate is require. However, MI certificate is missing from the loan file."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11156510	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$4,396.52	$4,237.40	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,016.83	4.750%	360	xx	xx	FHA	Fixed	Purchase	97.464%	97.464%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	46.136%	First	Final policy	Not Applicable	Not Applicable	10/28/2020	$263,984.16	Not Applicable	5.000%	$1,272.92	11/01/2020	Extend Term	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx of xx, xx. which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx. xx is on first lien position. xx is one UCC mortgage found on the subject property in the amount of $X.XX this was recorded on xx/xx/XXXX. XXXX county annual taxes have been delinquent in the amount of $X,XXX.XX on xx/xx/XXXX.	xx payment history dated xx/xx/XXXX shows that the borrower is performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX.	xx:xx the loan is in bankruptcy.
xx payment history dated xx/xx/XXXX shows that the borrower is performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX.
xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XX%. xx borrower promised to pay monthly P&I payment in the amount of $X,XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.
xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX. xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remained as $XX,XXX.XX. xx is currently on active bankruptcy.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX. xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remained as $XX,XXX.XX. xx is currently on active bankruptcy.	xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XX%. xx borrower promised to pay monthly P&I payment in the amount of $X,XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	Credit Report Mortgage Insurance	xx: xx: xx-xx: xx |---| |----| xx: xx: xx:
xx: xx (xx) per xx: xx: $0.00   xx:    xx %:    xx: xx is N/A.   xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx is N/A.   xx: xx:
xx: xx: 00001MMM1200100001244444   xx: xx:    xx %:    xx: PH string is 4444421000010021MMM1000.   xx: xx:
xx: xx: 4444421000010021MMM10000   xx: xx:    xx %:    xx: PH string is 4444421000010021MMM1000.   xx: xx:
xx: xx: xx/xx/2060 xx: xx/xx/2041 xx: 6970 (xx) xx %: xx: xx date is xx/xx/2060. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the RESPA "Initial Deposit for Your Escrow Account" (1001) validation test. The loan provides a value of $2,699.00 for "Initial Deposit for Your Escrow Account." However, the sum of all component fees, $183.66, is less than the value entered for "Initial Deposit For Your Escrow Account." There is a difference of $2,515.34. Because ComplianceAnalyzer does not accept a value for aggregate adjustment, an amount which is always negative or zero, the amount in "Initial Deposit for Your Escrow Account" should be greater than or equal to the sum of any "Initial Deposit for Your Escrow Account" component fees. If any "Initial Deposit for Your Escrow Account" component fees are provided to ComplianceAnalyzer, then all component fees (other than aggregate adjustment) that contribute to the total "Initial Deposit for Your Escrow Account" should be provided and their sum must reflect the total "Initial Deposit for Your Escrow Account." This is necessary in order to correctly calculate the loan's finance charge and APR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the RESPA "Initial Deposit for Your Escrow Account" (1001) validation test. The loan provides a value of $2,699.00 for "Initial Deposit for Your Escrow Account." However, the sum of all component fees, $183.66, is less than the value entered for "Initial Deposit For Your Escrow Account." There is a difference of $2,515.34. Because ComplianceAnalyzer does not accept a value for aggregate adjustment, an amount which is always negative or zero, the amount in "Initial Deposit for Your Escrow Account" should be greater than or equal to the sum of any "Initial Deposit for Your Escrow Account" component fees. If any "Initial Deposit for Your Escrow Account" component fees are provided to ComplianceAnalyzer, then all component fees (other than aggregate adjustment) that contribute to the total "Initial Deposit for Your Escrow Account" should be provided and their sum must reflect the total "Initial Deposit for Your Escrow Account." This is necessary in order to correctly calculate the loan's finance charge and APR."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA Loan and required MI certificate is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing in loan file."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96002139	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,681.42	04/26/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$818.26	4.400%	480	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/30/2017	$182,193.95	$6,129.26	2.000%	$551.73	12/01/2017	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx. xx is on third lien position. xx is one active water/sewer lien found on the subject property in the amount of $X,XXX.XX this was recorded on xx/xx/XXXX.xx is one active municipal code lien found on the subject property in the amount of $X,XXX.XX this was recorded on xx/xx/XXXX.xx is one credit card judgment found on the subject property in the amount of $X,XXX.XX this was recorded on xx/xx/XXXX. xx are X state tax liens found on the subject property in the total amount of $XXX.XX this was recorded on xx/xx/XXXX & xx/xx/XXXX respectively.	xx payment history dated xx/xx/XXXX shows that the borrower is performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX.	xx:xx the loan is in bankruptcy.
xx payment history dated xx/xx/XXXX shows that the borrower is performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX.
xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX to the step modification and the rate was starting from X.XX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX%. xx borrower had also promise to pay the deferred balance in the amount of $X,XXX.XX on the maturity date on xx/xx/XXXX. xx lender agrees to immediately forgive the amount of $X,XXX.XX which exceeds X% of loan amount.
xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX. xx is currently on active bankruptcy.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:
xx per the servicing comment dated xx/xx/XXXX, the reason for default is excessive obligations.
xx per servicing comment dated xx/xx/XXXX, the bankruptcy with case# xx was discharged on xx/xx/XXXX.

xx:xx:xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX. xx is currently on active bankruptcy.	xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX to the step modification and the rate was starting from X.XX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX%. xx borrower had also promise to pay the deferred balance in the amount of $X,XXX.XX on the maturity date on xx/xx/XXXX. xx lender agrees to immediately forgive the amount of $X,XXX.XX which exceeds X% of loan amount.	Affiliated Business Disclosure Credit Application Good Faith Estimate Missing Required State Disclosures Origination Appraisal	xx: xx: xx-xx: xx |---| |----| xx: xx status is BK-xx. xx: xx:
xx: xx: xx/xx/2010   xx: xx/xx/2010   xx: 14 (xx)   xx %:    xx: xx rate change date is xx/xx/2010.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 26 (xx)   xx %:    xx: PH string is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: PH string is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: PH string is xx.   xx: xx:
xx: xx: xx/xx/2057 xx: xx/xx/2050 xx: 2762 (xx) xx %: xx: xx date is xx/xx/2057. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final(1003) is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the RESPA "Title Services and Lender's Title Insurance" (1101) validation test.
The loan provides a value of $1,470.00 for "Title Services and Lender's Title Insurance." However, the sum of all component fees, $1,395.00, does not equal the value entered for "Title Services and Lender's Title Insurance." There is a difference of
$75.00.
If any "Title Services and Lender's Title Insurance" component fees are provided to ComplianceAnalyzer, then all component fees that contribute to the total "Title Services and Lender's Title Insurance" should be provided and their sum must reflect the total "Title Services and Lender's Title Insurance." This is necessary in order to correctly calculate the loan's finance charge and
APR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance risk indicator is "Moderate" as loan is failing for-

1-Initial TIL Disclosure Date Test
2-Prepayment Term Test.
3-Documentation Type Test.
4-RESPA "Title Services and Lender's Title Insurance" (1101) Validation Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the documentation type test. (205 ILCS 635/5-6(b))
The loan's document type is "No Documentation," "No Asset Verification," "No Asset or Income Verification," "No Income
Verification," or "Reduced," or the document type is not provided.
PLEASE NOTE: This result is not a determination that the licensee verified the borrower's ability to repay a residential mortgage loan based on Public Act 095-0691.
For all residential mortgage loans made by a licensee, the borrower's income and financial resources must be verified by tax returns, payroll receipts, bank records, or other reasonably reliable methods, based upon the circumstances of the proposed loan. Nothing in this Section shall be construed to limit a licensee's ability to rely on criteria other than the borrower's income and financial resources to establish the borrower's reasonable ability to repay a residential mortgage loan; however, such other criteria must be verified through reasonably reliable methods and documentation. A statement by the borrower to the licensee of the borrower's income and resources is not sufficient to establish the existence of the income or resources when verifying the reasonable ability to pay. Stated income should be accepted only if there are mitigating factors that clearly minimize the need for direct verification of ability to repay."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the initial TIL disclosure date test due to one of the following: ( 12 CFR §1026.17(b),1026.19(a) , transferred from 12 CFR §226.17(b) , 226.19(a) , as amended in 2009 )
The date creditor received the application (formerly application date) is on or after July 30, 2009, and:
The loan is a mortgage transaction subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.) that is secured by the consumer's dwelling; and
The initial TIL disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer's written application; and
The initial TIL disclosure date is not later than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction.
Or, the application date of the loan is before July 30, 2009, and
The loan is a "residential mortgage transaction" subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601
et seq.); and
The initial TIL disclosure date is before consummation or three business days after the creditor receives the consumer's written application, whichever is earlier.
This calculations takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to
FAIL
§1026.19(a)(1)(i) (early disclosures three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE  is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "As subject property is located in Illinois state which is a super lien state and following disclosures are missing from the loan file-

1-IL Collateral Protection Insurance Notice.
2-Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75410114	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,003.69	4.750%	360	xx	xx	FHA	Fixed	Purchase	98.671%	98.671%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.050%	First	Final policy	Not Applicable	Not Applicable	09/10/2020	$167,210.04	Not Applicable	5.000%	$806.28	10/01/2020	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx., xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx current assignment is with xx.
xx are no active liens and judgments.
xx per the latest payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is performing. xx per the latest payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx any damages have been found to the subject property. xx subject property is owner occupied. xx comment found stating that the borrower’s income is impacted due to xx-XX.
xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX. xx to the modified terms, the new modified principal balance is $XX. xx borrower promised to pay $XXX.XX monthly with interest rate of X.XX%. xx first modified payment date is xx/xx/XXXX and the maturity is xx/xx/XXXX.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	xx: xx. xx? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 1 (xx)   xx %:    xx:    xx: xx:
xx: xx: 000000000000000000MMMMMM   xx: 00000FFFFFFF   xx:    xx %:    xx:    xx: xx:
xx: xx: MMMMMM000000000000000000   xx: FFFFFFF00000   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx: xx:
xx: xx: xx/xx/2060 xx: xx/xx/2040 xx: 7275 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 4.784%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 4.784%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The Initial Truth In Lending is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. However, the MI certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7584169	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,940.80	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$775.86	5.750%	360	xx	xx	FHA	Fixed	Purchase	95.647%	95.647%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	30.030%	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2018	$151,434.66	Not Applicable	2.114%	$495.54	10/01/2018	Lower Interest Rate	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with xx. xx MI.
xx chain of assignment has been completed as currently the assignment is with xx on xx/xx/XXXX.
xx active judgments or liens have been found pending.
xx;
X) Xnd installment combined taxes for the year of XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
X) Xst installment combined taxes for the year of XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found pending.
xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.	xx:xx collection comments and payment history shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.
xx step modification agreement was made between the borrower xx L xx and lender xx, LLC.
xx modification agreement was made on effective date of xx/xx/XXXX with the new unpaid principal balance of $XXX,XXX.XX. xx borrower promises to pay the new unpaid principal balance starting with the first payment date of xx/xx/XXXX till the maturity date of xx/xx/XXXX beginning with the step rate of X.XXX% and P&I of $XXX.XX. xx rate is in X steps which end with X.XXX%.
xx addition the lender has agreed to forgive the amount of $XX,XXX.XX.
xx was not initiated in the loan.
xx has not filed bankruptcy yet.
xx subject property is in average condition. xx visible damages or repairs have been observed on the subject property.

xx:xx:xx	xx step modification agreement was made between the borrower xx L xx and lender xx, LLC.
xx modification agreement was made on effective date of xx/xx/XXXX with the new unpaid principal balance of $XXX,XXX.XX. xx borrower promises to pay the new unpaid principal balance starting with the first payment date of xx/xx/XXXX till the maturity date of xx/xx/XXXX beginning with the step rate of X.XXX% and P&I of $XXX.XX. xx rate are in X steps which ends with X.XXX%.
xx addition the lender has agreed to forgive the amount of $XX,XXX.XX.	Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Notice of Servicing Transfer	xx: xx: xx: xx, < 60 xx |---| |----| xx: xx: xx:
xx: xx 1 P&I   xx: $495.12   xx: $495.54   xx: $-0.42   xx %: -0.08475%   xx:    xx: xx:
xx: xx 3 xx: xx/xx/2021   xx: xx/xx/2024   xx: -1096 (xx)   xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx: xx:
xx: xx: xx/xx/2003   xx: xx/xx/2003   xx: -1 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1388 (xx)   xx %:    xx:    xx: xx:
xx: xx: 001110101100100M1234M121   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 121M4321M001001101011100   xx: xx:    xx %:    xx:    xx: xx:
xx: xx in xx: $xx: $xx: $xx %: 8.xx%   xx:    xx: xx:
xx: xx: xx/xx/2051 xx: xx/xx/2033 xx: 6362 (xx) xx %: xx: xx changed date. xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD-1 or itemization of points and fess are also not available in the loan file."	* Missing credit report (Lvl 2) "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27439536	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$0.00	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,227.01	12.990%	360	xx	xx	Conventional	ARM	Cash Out	69.375%	69.375%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	59.837%	First	Commitment	Not Applicable	Not Applicable	07/23/2009	$113,394.83	Not Applicable	9.600%	$319.54	08/01/2009	Financial Hardship	xx of updated title report as of xx/xx/XXXX reveals that-

X. xx subject mortgage was originated on xx/xx/XXXX by "MERS as nominee for xx" for the amount of $XXX,XXX.XX and it was recorded on xx/xx/XXXX.

X. xx chain of assignment is complete as the subject mortgage is currently assigned to "xx".

X. xx is an active code enforcement lien available against the subject property in the amount of $X,XXX.XX in favor of "xx of xx, xx" and it was recorded on xx/xx/XXXX.

X. xx is an active water/sewer lien available against the subject property in the amount of $X,XXX.XX in favor of "xx" and it was recorded on xx/xx/XXXX.

X. xx are two active child support liens available against the borrower in the total amount of $X,XXX.XX in favor of "PA xx. of xx" recorded on xx/xx/XXXX.

X. xx county taxes for the year XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.	xx of updated payment history as of xx/xx/XXXX reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/XXXX. xx last regular payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of date is in the amount of $XX	xx:xx of updated payment history as of xx/xx/XXXX reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/XXXX. xx last regular payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of date is in the amount of $XX

xx to PACER xx, xx R xx (debtor) had filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. POC was filed on xx/xx/XXXX with the secured claim of $XX,XXX.XX and with the arrearage of $XX,XXX.XX. xx XX plan was filed on xx/xx/XXXX, amended on xx/xx/XXXX and confirmed on xx/xx/XXXX. xx more evidences are available regarding current bankruptcy status.
xx:xx:xx to PACER xx, xx R xx (debtor) had filed bankruptcy under chapter XX with case# xx on xx/xx/XXXX. POC was filed on xx/xx/XXXX with the secured claim of $XX,XXX.XX and with the arrearage of $XX,XXX.XX. xx XX plan was filed on xx/xx/XXXX, amended on xx/xx/XXXX and confirmed on xx/xx/XXXX. xx more evidences are available regarding current bankruptcy status.	xx loan was modified on xx/xx/XXXX with the new principal balance of $XXX,XXX.XX. xx borrower promised to pay the new modified monthly P&I of $XXX.XX with the new interest rate of X.XXXX% beginning from xx/xx/XXXX till xx/xx/XXXX.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure	xx: xx: xx-xx: xx |---| |----| xx: xx-xx: xx:
xx: xx of xx: xx/xx/2009   xx: xx/xx/2016   xx: -2560 (xx)   xx %:    xx: xx/xx/2009   xx: xx:
xx: xx: xx: ARM   xx:    xx %:    xx: xx: xx:
xx: xx: xx/xx/2009   xx: xx/xx/2016   xx: -2557 (xx)   xx %:    xx: xx/xx/2009   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1395 (xx)   xx %:    xx: xx/xx/2021   xx: xx:
xx: xx: 1122112112111MMMMM4MMMMM   xx: xx:    xx %:    xx: xx per pay history   xx: xx:
xx: xx: MMMMM4MMMMM1112112112211   xx: xx:    xx %:    xx: xx per pay history   xx: xx:
xx: xx in xx: $xx: $xx: $xx %: 23.xx%   xx: $113,394.83   xx: xx:
xx: xx: xx: xx/xx/2017   xx:    xx %:    xx: xx: xx:
xx: xx: xx/xx/2039 xx: xx/xx/2036 xx: 1246 (xx) xx %: xx: xx/xx/2039 xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase Risk Indicator is "Elevated"-

This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* GSE Points and Fees Test Violations (Lvl 2)     "ComplianceEase GSE Test Failed-

This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing."
* Missing credit report (Lvl 2)     "Credit report is missing  in loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value is unable to confirm."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67454558	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,857.31	12/27/2024	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,150.21	7.250%	180	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/04/2016	$36,974.68	Not Applicable	4.500%	$166.22	12/01/2016	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with xx's xx, and it was recorded on xx/xx/XXXX.

xx chain of assignment is xxomplete. xx loan is currently the assignment with xx, as owner trustee of xx V-D on X/xx. xx should be assigned with xx.

xx active judgments or liens found

xx combined taxes of XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX

xx any prior year taxes are delinquent as per updated title report.	xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X month and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX	xx:xx review of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/XXXX. xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X month and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX
xx to the review of latest collection comments the foreclosure was accelerated in the loan. xx servicing comment dated xx/xx/XXXX states that the foreclosure has been closed due to loan was reinstated. xx details regarding the foreclosure are not available.

xx bankruptcy has been filed.

xx subject property is in average condition and is owner occupied. xx regarding the damage and repair is not available in the latest servicing comments.
xx:xx to the review of latest collection comments the foreclosure was accelerated in the loan. xx servicing comment dated xx/xx/XXXX states that the foreclosure has been closed due to loan was reinstated. xx details regarding the foreclosure are not available.
xx:xx	xx agreement was made between borrower and lender on effective date of xx/xx/XXXX. xx borrower had given promise to pay the UPB of $XX,XXX.XX with interest rate of X.XXX% with P&I of $XXX.XX with fixed amortized type and it was beginning from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/settlement statement and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraiser report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60463460	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,490.12	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,160.33	7.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Reduced	No	Unavailable	Unavailable	35.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/04/2016	$176,161.36	Not Applicable	4.625%	$806.16	09/01/2016	Financial Hardship	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with lender “xx.”
xx per updated title report document xx there are X HOA liens against the subject property in the total amount of $XX,XXX.XX in the favor of “xx.” & recorded xx/xx/XXXX & xx/xx/XXXX. xx subject property address is mentioned on the documents.
xx county taxes for the year XXXX is due in the total amount of $XXX.XX on xx/xx/XXXX.
xx school taxes for the year XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
xx utilities taxes for the year XXXX is due in the total amount of $XXX.XX on xx/xx/XXXX.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX. xx current unpaid principal balance according to payment history is in the amount of $XX.xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.	xx:xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX. xx current unpaid principal balance according to payment history is in the amount of $XX.xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.
xx debtor (xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx# xx.
xx-D in xx petition shows that the unsecured amount $X.XX out of secured claim in the amount of $XXX,XXX.XX and the value of collateral is $XXX,XXX.XX. xx POC was filed on xx/xx/XXXX with the secured claim $XXX,XXX.XX & with an arrearage of $XX,XXX.XX. xx to the debtor's amended chapter-XX plan which was filed on xx/xx/XXXX, the debtor shall make regular ongoing mortgage payment in the amount of $X,XXX.XX per month for XX months to the trustee starting on xx/xx/XXXX.
xx information have been found regarding the current employment, job type and length of employment. xx evidences have been found regarding the foreclosure process. xx visible damages have been found regarding the subject property.
xx:xx:xx debtor (xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx# xx.
xx-D in xx petition shows that the unsecured amount $X.XX out of secured claim in the amount of $XXX,XXX.XX and the value of collateral is $XXX,XXX.XX. xx POC was filed on xx/xx/XXXX with the secured claim $XXX,XXX.XX & with an arrearage of $XX,XXX.XX. xx to the debtor's amended chapter-XX plan which was filed on xx/xx/XXXX, the debtor shall make regular ongoing mortgage payment in the amount of $X,XXX.XX per month for XX months to the trustee starting on xx/xx/XXXX.	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX xx borrower promises to pay the new P&I in the amount of $XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the maturity date of xx/xx/XXXX..	Affiliated Business Disclosure Credit Report Mortgage Insurance Notice of Servicing Transfer	xx: xx: xx-xx: xx |---| |----| xx: xx is xx-xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: MI xx is xx: xx:
xx: MI xx: xx: UGI   xx:    xx %:    xx: MI xx is xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx: xx. xx? is xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1391 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx: xx:
xx: xx: xx: xx   xx:    xx %:    xx: xx is xx: xx:
xx: xx: xx/xx/2056   xx: xx/xx/2035   xx: 7640 (xx)   xx %:    xx: xx is xx/xx/2056   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx is PUD xx: xx:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "Mortgage Insurance Certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25067745	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$137.93	$23.42	02/09/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$762.93	9.541%	360	xx	xx	Conventional	Fixed	Refinance	77.939%	77.939%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/12/2020	$126,460.11	Not Applicable	4.000%	$528.53	07/01/2020	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed.
xx current taxes due is $XX.XX.
xx prior years delinquent taxes have been found pending.	xx payment history dated xx/xx/XXXX shows that the borrower is xx and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx current UPB is in the amount of $XX.	xx:xx payment history dated xx/xx/XXXX shows that the borrower is xx and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx current UPB is in the amount of $XX.

xx borrower had filed bankruptcy dated on xx/xx/XXXX under chapter-XX with case no# xx. xx the xx is not in active status since it was dismissed on xx/xx/XXXX and was fully terminated on xx/xx/XXXX.
xx:xx:xx borrower had filed bankruptcy dated on xx/xx/XXXX under chapter-XX with case no# xx. xx the xx is not in active status since it was dismissed on xx/xx/XXXX and was fully terminated on xx/xx/XXXX.	xx loan modification agreement was made between (xx) and (xx) on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx. xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/1999   xx: xx/xx/1999   xx: 1 (xx)   xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $xx %: 27.xx%   xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -31 (xx)   xx %:    xx:    xx: xx:
xx: xx: 00000000MM00000000000000   xx: 21111111FFFF   xx:    xx %:    xx:    xx: xx:
xx: xx: 00000000000000MM00000000   xx: FFFF11111112   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2060 xx: xx/xx/2029 xx: xx (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The loan application is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26135147	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,397.32	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,211.68	3.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	747	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with MERS as nominee for xx, xx.
xx chain of assignment is complete.
xx are no judgments and liens.
xx county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx delinquent taxes have been found for the prior years.
xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.	xx:xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.
xx the time of origination borrower was working with “xx's xx & xx “as “xx“ for XX months.

xx:xx:xx	xx	Missing DU/GUS/AUS	xx: xx: xx: xx |---| |----| xx: xx per tape data xx is NO, but xx audit value YES. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 58 (xx)   xx %:    xx: xx per xx data xx is xx/xx/2020, but xx value is xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003 xx: xx: 36.076% xx: xx %: xx: xx per xx data xx-close DTI per 1003 is 36.076%, but xx value is 35.091%. xx: xx:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership Counselling Disclosure is missing from Loan Document."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS/DU is missing from Loan Document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ") "Unable to determine borrower's ATR as borrower left the job before closing. Per tape, BWR DTI would have been 78% without the job at closing."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68187571	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$290.80	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$280.64	3.375%	360	xx	xx	Conventional	Fixed	Purchase	69.000%	69.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	46.588%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx and lender MERS as nominee for xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “MERS as nominee for xx”.
xx combined tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx of the latest XX months payment history shows that the borrower is due for his first payment and the due date is xx/xx/XXXX. xx current P&I is $XXX.XX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is due for his first payment and the due date is xx/xx/XXXX. xx current P&I is $XXX.XX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX
xx per collection comments the subject property has been occupied by the owner and is in average condition.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx: xx: xx: xx: xx/xx/2021 xx: xx %: xx: NA xx: xx:	4: Unacceptable	* ComplianceEase Exceptions Test Failed (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.309%, the Borrower income was $2,008.50 and total expenses are in the amount of $709.71 + $226.00 and the loan was underwritten by AUS/DU (Locator# 0) and its recommendation is “Approve/Eligible” with a DTI of 48.309%"
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.309%, the Borrower income was $2,008.50 and total expenses are in the amount of $709.71 + $226.00 and the loan was underwritten by AUS/DU (Locator# ) and its recommendation is “Approve/Eligible” with a DTI of 48.309%"	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $44,505.91 Calculated Finance Charge $44,780.93 for an under disclosed amount of $275.02. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated xx/xx/2021. Revised LE#1 dated xx/xx/2021 reflects Transfer Taxes at $392.00 However, Final CD dated reflects Transfer Taxes at $993.21. This is a fee increase of $601.21 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents.

TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2021. Revised LE#1 dated xx/xx/2021 reflect Flood Cert Fee at $10.00. However Initial CD dated xx/xx/2021 Flood Cert Fee at $10.25. Valid COC is missing from the loan files."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Unwarrantable Condo-Business Decision to close Unwarrantable condo loan. Loan doesn't meet new condo guidelines-loan was impacted by FNMA change with application 12-7 and after"			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81236698	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,655.38	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$353.62	3.500%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	801	803	18.426%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the borrower xx J. xx and lender MERS as nominee for xx which was recorded on xx/xx/XXXX. xx chain of assignment is complete as the assignment of mortgage is currently with the “MERS as nominee for xx”.
Xst installment of county tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $XXX.XX.
Xnd installment of county tax for the year of XXXX has been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx of the latest XX months payment history shows that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX	xx:xx subject loan is in performing. xx of the collection comments states that the borrower is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the month of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current interest rate is X.XXX% and as per the payment history current UPB is in the amount of $XX
xx per collection comments the subject property has been occupied by the owner and is in average condition.
xx:xx:xx	xx	Notice of Servicing Transfer	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx per xx CD not MI amount so xx is not applicable MI, xx reflected xx. xx: xx: xx: xx: xx/xx/2025 xx: xx/xx/2021 xx: 1398 (xx) xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available).This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $48,554.85 Calculated Finance Charge $49,304.85 for an under disclosed amount of $750.00  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 reflects Flood Cert Fee at $10.00. However Initial CD dated xx/xx/2020 Flood Cert Fee at $10.25 Valid COC is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "TRID-Violation- Co-borrower was added to the loan AFTER the initial closing disclosure went out and waiting period was not met"
* Loan has escrow holdback. No proof it was released (Lvl 3)     "As per Final CD reflecting L Section in adjustments Amount LocatorXX#5"
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of Servicing Transfer missing in loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87808188	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,111.70	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,343.93	5.375%	360	xx	xx	Conventional	Fixed	Refinance	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	742	Not Applicable	57.618%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report as of xx/xx/XXXX the subject mortgage is at first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX. xx assignments have been found. xx is a junior mortgage in the amount of $X,XXX,XXX.XX in favor of xx, xx an xx which was recorded on xx/xx/XXXX. xx is a junior civil judgment in the amount of $XX,XXX.XX. xx annual tax is $X,XXX.XX.	xx history as of xx/xx/XXXX shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX. xx evidence of post-closing foreclosure or bankruptcy has been found. xx evidence of damage or repair on subject property has been found. xx is working with MWMXGP LLC as an xx since last XX months.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1372 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: -1 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 44.586%   xx: 44.203%   xx: 0.383%   xx %: 0.xx%   xx:    xx: xx:
xx: xx-xx per 1003   xx: 21.071%   xx: 20.890%   xx: 0.181%   xx %: 0.xx%   xx:    xx: xx:
xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* Income documentation does not meet guidelines (Lvl 3) "Required documents (Mortgage Statement, Tax information sheets and Hazard Insurance) to verify and support the rental income of following rental properties are missing from the loan file. XX
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per seller tape, the loan have below issues:- Repurchased loan due to Income / Debt / DTI and Credit Errors - Income Not Documented - Rental Income/Loss (revised income of $14,209.63) - Omission of Debts Documentation Missing (include monthly debt of $2,374) - Undisclosed Mortgage(s) - all of these factors change the DTI = 91.32%. In addition, The loan documentation revealed a federal income tax debt that was required to be paid in full at or prior to closing. There was no evidence of an approved installment agreement. The loan documentation did not contain any evidence that the account was paid in full. Required documents (Mortgage Statement, Tax information sheets and Hazard Insurance) to verify and support the rental income of following rental properties are missing from the loan file. This is Investment loan so we did not perform ATR on investment loans."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66782525	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,134.90	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,368.90	5.000%	360	xx	xx	Conventional	Fixed	Refinance	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	734	Not Applicable	36.370%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report as of xx/xx/XXXX the subject mortgage is at first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX.
xx assignments have been found.
xx is a junior mortgage in the amount of $X,XXX,XXX.XX in favor of xx, xx an xx which was recorded on xx/xx/XXXX.
xx is a junior civil judgment in the amount of $XX,XXX.XX.
xx annual tax is $X,XXX.XX.
xx history as of xx/xx/XXXX shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.
xx evidence of post-closing foreclosure or bankruptcy has been found. xx evidence of damage or repair on subject property has been found. xx is working with MWMXGP LLC as an xx since last XX months.
xx:xx:xx	xx	Notice of Servicing Transfer	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx is not getting paid in final URLA. xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: -1 (xx)   xx %:    xx: xx doc date reflects xx/xx/2019 and tape data reflects xx/xx/2019.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: NA xx: xx:	3: Curable	* Income documentation does not meet guidelines (Lvl 3) "Required documents (Mortgage Statement, Tax information sheets and Hazard Insurance) to verify and support the rental income of following rental properties are missing from the loan file.

XX
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue: Re purchased loan due to income / Debt /DTI and Credit Errors - Income Not Documented - Rental Income/Loss $14,209.63- Omission of Debts Documentation Missing - Undisclosed Mortgage(s) - all of these factors change the DTI = 132.08% in addition, The loan documentation reviewed a federal income tax debt that was required to be paid in full at or prior to closing. There was no evidence of an approved installment agreement. The loan documentation did not contain any evidence that the account was paid in full. Supporting documents to validate the issue is missing from the loan documents.

Required documents (Mortgage Statement, Tax information sheets and Hazard Insurance) to verify and support the rental income of following rental properties are missing from the loan file. This is Investment loan so we did not perform ATR on investment loans."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of Servicing Transfer is Missing from Loan Documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45724127	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,240.80	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$492.90	2.875%	180	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.674%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report as of xx/xx/XXXX the subject mortgage is at first lien position. xx mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX.
xx assignments have been found.
xx active judgments or liens have been found.
xx annual tax is $X,XXX.XX.
xx history as of xx/xx/XXXX shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is in performing stage. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.
xx evidence of post-closing foreclosure or bankruptcy has been found. xx evidence of damage or repair on subject property has been found. xx RFD has been found in the latest XX months servicing comment.
xx is working with xx & xx as a HAVC xx since last XX months.
xx:xx:xx	xx	Credit Report	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx: xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: 32 (xx) xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $90.25 on final CD dated xx/xx/2020. There is a total fee increased of $90.25 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $90.25 on final CD dated xx/xx/2020. There is a total fee increased of $90.25 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the borrower does not qualify - The borrower does not meet manual underwriting guidelines. The DU findings were Out of Scope. The borrower does not qualify as there are no credit scores, non-traditional credit was not provided and DTI exceeds 36% for Manual UW."	* Missing credit report (Lvl 2) "Credit report is missing in loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73706650	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	No	Other	$0.00	$12,139.58	04/16/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,805.85	5.375%	360	xx	xx	Conventional	Fixed	Cash Out	78.121%	78.121%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	21.932%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx K. xx and xx T. xx, III’ which was recorded on xx/xx/XXXX under instrument# XXXX-xx / XX in the favor of ‘xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has not been completed as the mortgage is currently with ‘J.P. xx’ instated of ‘xx’.
xx are two xx against the subject property in the total amount of $XX,XXX.XX in the favor of ‘xx of xx’ which was recorded on xx/xx/XXXX and xx/xx/XXXX.
xx is IRS lien against the borrower in the amount of $XXX,XXX.XX in the favor of ‘xx of the xx- xx’ which was recorded on xx/xx/XXXX.
xx is state tax lien against the borrower in the amount of $XX,XXX.XX in the favor of ‘xx of xx’ which was recorded on xx/xx/XXXX.
xx prior delinquent taxes have been found.
xx county taxes for XXXX have been paid off in the amount of $X,XXX.XX.
xx city taxes for XXXX have been paid off in the amount of $XX,XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is now performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process.
xx visible damages have been found in available.
xx comment dated xx/xx/XXXX shows that borrower’s income has been impacted by COVID-19 pandemic. xx forbearance plan was approved for X months and which was started from xx/xx/XXXX. xx comment dated xx/xx/XXXX shows that reason for default is unemployment due to COVID-19. xx further details have been found.
xx per XXXX, borrower was working as ‘CEO’ at ‘xx’ from X years.

xx:xx:xx	xx	Notice of Servicing Transfer	xx: xx #2 xx: xx: xx |---| |----| xx: as per note only one borrower is there. xx: xx:
xx: xx #2 xx: xx: xx:    xx %:    xx: as per note only one borrower is there.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 331 xx: 332 xx: -1 xx %: -0.xx% xx: as per note stated remaining term is 331 xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on Revised LE dated xx/xx/2018.  The Revised LE shows an added fee Points - Loan Discount Fee of $510.00 which did not appear on previous LE. The Final CD dated xx/xx/2018 reflects Points - Loan Discount Fee at $509.74. There is no Valid COC in the loan file.  This is a fee increase of $509.74 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee increase on Final CD dated xx/xx/2018.  LE dated xx/xx/2018 reflects a Transfer Taxes at $1920.00, however, Final CD dated xx/xx/2018 reflects the Transfer Taxes at $2040.00.  This is a fee increase of $120.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

																																																																																							TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2018. Initial LE dated xx/xx/2018 reflects Lender Credit at $2451.00, however, Final CD dated xx/xx/2018 reflects Lender Credit at $0.00. This is decrease of $2451.00 for fee which has 0% tolerance test."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure to the Borrower(s) on LE dated xx/xx/2018 discloses the loan will not be transferred and the originator will service the loan."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33587513	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,548.14	12/13/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$933.90	3.499%	360	xx	xx	Conventional	Fixed	Refinance	66.032%	66.032%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	45.065%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of combined taxes of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and due in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx as xx from XX.XX years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: 66.032%   xx: 66.000%   xx: 0.032%   xx %: 0.03200%   xx: "xx used for xx: $315,000.00 xx of xx(s): $00.00 xx: $208,000.00 CLTV = 66.032%. "   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2021   xx: -6 (xx)   xx %:    xx: xx reflects note date as xx/xx/2020   xx: xx:
xx: xx LTV (OLTV)   xx: 66.032%   xx: 66.000%   xx: 0.032%   xx %: 0.03200%   xx: xx report reflects appraisal value as $xx and xx amount is $xx hence calculated LTV is 66.032%   xx: xx:
xx: xx-xx DTI per 1003 xx: 45.065% xx: 37.450% xx: 7.615% xx %: 7.xx% xx: xx 1003 reflects xx as $1365.49 and total non-xx as $1851 hence calculated DTI is 88.682%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised LE dated xx/xx/2020. Initial LE dated xx/xx/2020 does not reflect Loan Origination Fee. However, Revised LE dated xx/xx/2020 reflect Loan Origination Fee at $520.00 This is fee increase of $520.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is Available but not mentioned clearly."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue, "closed as no cash out, but was a cash out. did not meet Fanie Mae guidelines for cash out refi within 12 months of purchase." Supporting document to validate the issue is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.065%, the Borrower income was $3,627.00 and total expenses are in the amount of $1,365.49 + $269.00 and the loan was underwritten by AUS/DU (Locator# XXpdf Pg#145) and its recommendation is “Approve/Eligible” with a DTI of 45.065%"		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83649147	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,185.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,283.33	2.375%	360	xx	xx	VA	Fixed	Refinance	100.999%	100.999%	Streamline Refinance	No	xx	xx	25.000%	Not Applicable	PUD	Not Applicable	Not Applicable	Primary	Yes	Yes	No	801	743	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx annual taxes of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is retired from X.XX months.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx #1 xx: xx: G |---| |----| xx: xx dated xx/xx/2020 and signed at closing, reflects the xx's xx as xx. xx: xx:
xx: xx #2 xx: xx: xx:    xx %:    xx: xx dated xx/xx/2020 and signed at closing, reflects the xx-xx's xx as xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020 xx: xx/xx/2021 xx: -6 (xx) xx %: xx: xx reflects the xx as xx/xx/2020. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Comments from Bank Tape:- Not enough seasoning on an IRRRL before we refinanced it."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI Cert is missing in the loan file."		* Missing or error on the Rate Lock Document (Lvl 1) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36173261	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$63.86	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,131.11	2.625%	360	xx	xx	USDA	Fixed	Purchase	100.995%	100.995%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.718%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for K. xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for K. xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
 xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx has been working at xx as a xx for X year.

xx:xx:xx	xx	Credit Report Missing or error on the Rate Lock Mortgage Insurance	xx: xx #1 xx: xx: M |---| |----| xx: xx dated xx/xx/2021 and signed at closing, reflects the xx's xx as xx. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is escrowed & escrow disclosure is available in the loan file.   xx: xx:
xx: xx CLTV xx: 100.995%   xx: 99.161%   xx: 1.834%   xx %: 1.xx%   xx: xx used for xx: $278,842.00. xx of xx(s): $0.00. xx: $281,616.00. CLTV = 100.995%.   xx: xx:
xx: xx LTV (OLTV)   xx: 100.995%   xx: 99.161%   xx: 1.834%   xx %: 1.xx%   xx: xx used for xx: $278,842.00. xx: $281,616.00. LTV = 100.995%.   xx: xx:
xx: xx: 2.xx% xx: 4.xx% xx: -2.00000% xx %: -2.00000% xx: xx dated xx/xx/2021 reflects xx as 2.625%. xx: xx:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "MI Cert is missing in the loan file."	* Loan does not conform to program guidelines (Lvl 2) "Seller Tape data Reflects the Following Issues,"USDA loan closed without Conditional Commitment Cannot insure. "Supporting Document (Conditional Commitment) to validate the issue is available in the loan file )."
* Missing credit report (Lvl 2) "Credit Report is missing"	* Cash out purchase (Lvl 1) "Final CD reflects cash to borrower as $8,338.83."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 1) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14497865	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,229.93	3.500%	360	xx	xx	Conventional	Fixed	Purchase	79.997%	79.997%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	684	674	40.778%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for K. xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for K. xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes have been exempted.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
 xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.

xx:xx:xx	xx	Credit Application HUD-1 Closing Statement	xx: xx #1 xx: xx: M |---| |----| xx: xx dated xx/xx/2021 and signed at closing, reflects the xx's xx as xx. xx: xx:
xx: xx #2 xx: xx: R   xx:    xx %:    xx: xx dated xx/xx/2021 and signed at closing, reflects the xx-xx's xx as xx.   xx: xx:
xx: xx-xx DTI per 1003   xx: 40.778%   xx: 40.773%   xx: 0.005%   xx %: 0.00500%   xx: xx per UW equals $8,861.01. xx subject property PITIA equals $2,015.35. xx other monthly payments $1,598.00.00. DTI = 40.778%.   xx: xx:
xx: xx-xx per 1003 xx: 22.744% xx: 22.741% xx: 0.003% xx %: 0.00300% xx: xx subject property PITIA (P&I $1,229.93 + xx $608.42 + xx $102.00 + xx $0.00 + MI $0.00 + HOA xx $75.00) equals $2,015.35. xx verified monthly income equals $8,861.01. xx equals 22.744%. xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final loan application (1003) is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "QM Points and fee cure no longer permitted." Final CD is missing from the loan file so unable to test the CE."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95553827	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,622.00	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,201.20	2.250%	360	xx	xx	VA	Fixed	Refinance	Not Applicable	Not Applicable	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
 xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the first payment is due for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $xx.	xx:xx present status of the loan is in performing and the first payment is due for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined.
xx comments have been found stating the borrower’s income was impacted by xx. xx borrower  xx employment details have not been found.

xx:xx:xx	xx	Affiliated Business Disclosure Credit Report Initial 1003_Application	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx: xx: xx LTV (OLTV) xx: xx: 102.052% xx: xx %: xx: xx: xx: xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "UNINSURABLE - VA seasoning requirement not met. 189 days instead of 210. (xx/xx/2020 - xx/xx/2021)."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is missing from the loan Documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure document is missing from the loan Documents."	* Missing credit report (Lvl 2) "Credit Report is missing."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11736694	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,583.00	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$868.90	4.000%	360	xx	xx	Conventional	Fixed	Refinance	74.286%	74.286%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	806	Not Applicable	48.392%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx for XXXX/XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.	xx	xx:xx per the review of the servicing comments, currently, the loan is in performing and the reason for default is unable to be determined.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| -6 (xx) |----| xx: xx reflects the xx as xx/xx/2020. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -15 (xx)   xx %:    xx: xx reflects the effective date as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 39.450%   xx: 47.095%   xx: -7.645%   xx %: -7.xx%   xx: xx per UW equals $15,416.66. xx subject property PITIA equals $1,378.54. xx other monthly payments $6,081.92.00. DTI = 48.392%.   xx: xx:
																																																																																				xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx and xx DU reflect xx in xx/xx. xx(s) received no cash back at closing and paid off no liabilities. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Comments from Bank Tape:- Borrower not employed at time of close. Has $80K in verified assets."	* Excessive DTI (Lvl 2) "DTI is 48.392% as the Borrower income was $15,416.66 and total expenses are in the amount of $7,460.46 per AUS/DU (Locator#XXpg#531) and its recommendation is “Approve/Eligible with 48.39%.”."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85828572	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,588.24	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$663.14	3.375%	360	xx	xx	Conventional	Fixed	Refinance	75.377%	75.377%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	793	773	49.636%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx. for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx are X senior state tax liens against the borrower in the favor of xx of xx of xx for the total amount of $X,XXX.XX recorded on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX.
xx and second installments of combined taxes for the year of XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx and xx as xx from XX months.

xx:xx:xx	xx	xx: xx 1 xx per U/W xx: $xx: $xx |---| $-xx |----| -53.xx% xx: xx documents submitted support xx's monthly qualifying base income as $9,457.10. xx: xx:
xx: xx-xx DTI per 1003   xx: 44.151%   xx: 49.636%   xx: -5.485%   xx %: -5.xx%   xx: xx per UW equals $20,290.43. xx subject property PITIA equals $1,112.99. xx other monthly payments $8,958.33. DTI = 49.636%.   xx: xx:
																																																																																				xx: xx of xx: xx in xx/xx: xx rate or term xx: xx %: xx: xx and xx DU reflect xx in xx/xx. xx: xx:	3: Curable		* Does not match the Appraisal Report (Lvl 3) "Uniform Residential Appraisal Report (Form 70) is required as per the AUS dated xx/xx/2021. However appraisal report provided in the loan file is completed on form 2055."	* Excessive DTI (Lvl 2) "DTI is 49.636% as the Borrower income was $20,290.43 and total expenses are in the amount of $10,071.32 per AUS/LP (Locator#XXpdf pg#249) and its recommendation is “Accept with 50%.”."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64751536	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,458.48	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,143.03	2.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	51.291%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, a division of xx. xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, a division of xx. which was recorded on xx/xx/XXXX. xx active judgments or liens have been found. Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX. Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX. xx prior year delinquent taxes have been found.	xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.xx borrower xx A xx has been working at xx as a xx leader, xx for XX years X months.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx (xx script version) xx: xx/xx/2021 xx: xx/xx/2021 |---| 50 (xx) |----| xx: xx per tape data xx is xx/xx/2021 , but xx is xx/xx/2021. xx: xx:
xx: xx-xx DTI per 1003   xx: 51.291%   xx: 51.000%   xx: 0.291%   xx %: 0.xx%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 13.849% xx: 13.850% xx: -0.001% xx %: -0.00100% xx: xx per tape data xx is 13.850%, but xx value is 13.849%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2021 shows Transfer Taxes at $3.00, however Final CD dated xx/xx/2021 shows Transfer Taxes at $1,160.50. This is a fee increase of $1,157.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock Agreement is missing from Loan Document."
																																																																																							* Qualified Mortgage DTI exceeds 43% (Lvl 3) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.291% as the Borrower income was $12,793.91 and total expenses are in the amount of $6,562.17."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, post close QC showed 51% DTI versus approval at 49%. Miscalculation details not provided. Unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66321573	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,639.44	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$888.45	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	62.798%	62.798%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx, xx.
xx is prior mortgage against the subject property recorded on xx/xx/XXXX in the favor of xx-xx for the amount of $XX,XXX.XX with xx/xx# xx.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.

xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the PITI is $X,XXX.XX. xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the PITI is $X,XXX.XX. xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx are no comments found related to the subject property condition.
xx final application is missing from the loan files, hence unable to determine the borrower’s employment details.

xx:xx:xx	xx	Credit Application Missing or error on the Rate Lock Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A. xx: xx:
xx: xx CLTV xx: 62.798%   xx: 75.812%   xx: -13.014%   xx %: -13.01400%   xx: xx CLTV is 62.798%.   xx: xx:
xx: xx-xx DTI per 1003 xx: 31.365% xx: 29.709% xx: 1.656% xx %: 1.xx% xx: xx application is missing from loan document. xx: xx:	3: Curable	* Application Missing (Lvl 3) "A copy of final 1003 is missing from the loan file."
* Appraisal dated after closing (Lvl 3)     "Provided Appraisal report (Locator# XX) in the loan file is dated xx/xx/2019 after the closing date of the loan, xx/xx/2021."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the initial closing disclosure delivery date and changed circumstances date test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is $112,851.66. The disclosed finance charge of $112,703.66 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $112,851.66. The disclosed finance charge of $112,703.66 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge is $112,851.66. The disclosed finance charge of $112,703.66 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $112,851.66. The disclosed finance charge of $112,703.66 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $263.85 on final CD dated 0xx/xx/2021. There is a total fee increased of $263.85 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees.

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $7.20 on final CD dated xx/xx/2020.
The provided final CD reflects the cumulative Fees in B section increased of 13.830% with the amount of $7.20 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was lost appraisal waiver due to LTV & the Post-Closing Appraisal value was completed &the value came back at $xx, but post-closing appraisal cannot be completed on a Texas 50(a)(6) loan."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock agreement is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "A copy of final 1008 (Transmittal Summary) is missing from the loan file."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18725264	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,717.18	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,121.87	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	787	42.072%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx, xx.
xx are two prior mortgages against the subject property as follows,
xx recorded on xx/xx/XXXX in the favor of xx H. xx, xx, of the xx H. xx dated xx/xx/XXXX for the amount of $XX,XXX.XX with xx/xx# xx.
xx recorded on xx/xx/XXXX in the favor of MERS as nominee for xx, xx., A xx NMLS: XXXX for the amount of $XXX,XXX.XX with xx/xx# xx.
xx is UCC lien against the borrower xx M xx in the favor of xx which was recorded on xx/xx/XXXX. xx, the amount is $X.XX.
xx first and second installments taxes for the year of XXXX have been paid in the total amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the PITI is $X,XXX.XX. xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the PITI is $X,XXX.XX. xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx are no comments found related to the subject property condition.
xx time of origination xx is working in xx ne xx and xx as a xx from XX years and X month.

xx:xx:xx	xx	Missing or error on the Rate Lock Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: $xx: $xx: $8000.00   xx %: 2.xx%   xx:    xx: xx:
xx: xx CLTV xx: 80.000%   xx: 81.939%   xx: -1.939%   xx %: -1.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 80.000%   xx: 81.939%   xx: -1.939%   xx %: -1.xx%   xx:    xx: xx:
xx: xx: 359 xx: 360 xx: -1 xx %: -0.xx% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "CE Risk indicator is "Elevated" since this loan has points and fees that exceed the points and fees threshold. The loan amount is $XX0 or more, and the transaction's total points and fees is $8,930.37, which exceeds 3% of the total loan amount of $XX9."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was changed from “rate and term” to “cash out”. An exterior only appraisal was completed at origination.  A full appraisal was completed with the post close value of XX & LTV over 80% on  a cash out loan."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock agreement is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Underwriting Transmittal (1008) is missing from the loan file. Provided 1008 (Locator#XX6) only having borrower's income with DTI of 83% but co-borrower's Income is not provided in it. There is a copy of final AUS/DU (Locator#XXClosingDocs.pdf Page#328 xx/xx/2021 having DTI of 42%."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31092847	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,768.47	2.990%	360	xx	xx	Conventional	Fixed	Refinance	64.615%	64.615%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	751	724	34.893%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx, xx.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx Xst installments taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx Xnd installments taxes for the year of XXXX have been due in the amount of $X,XXX.XX.
xx Xst and Xnd installments taxes for the year of XXXX have been paid in the amount of $xx prior year’s delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the PITI is $X,XXX.XX. xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.

xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the PITI is $X,XXX.XX. xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx are no comments found related to the subject property condition.
xx final application is missing from the loan files, hence unable to determine the borrower’s employment details.

xx:xx:xx	xx	Credit Application HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A. xx: xx:
xx: xx CLTV xx: 64.615%   xx: 64.616%   xx: -0.001%   xx %: -0.00100%   xx: xx CLTV is 64.615%.   xx: xx:
xx: xx LTV (OLTV)   xx: 64.615%   xx: 64.616%   xx: -0.001%   xx %: -0.00100%   xx: xx LTV is 64.615%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.425%   xx: 43.625%   xx: 0.800%   xx %: 0.xx%   xx: xx post-close DTI is 44.425%.   xx: xx:
xx: xx of xx: xx rate or term   xx: xx in xx/xx:    xx %:    xx: xx 1003 xx the xx of xx as xx- xx.   xx: xx:
xx: xx: 359 xx: 360 xx: -1 xx %: -0.xx% xx: xx as xx/xx/2051. xx: xx:	3: Curable	* Application Missing (Lvl 3) "A copy of final 1003 is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Provided final CD (Locator#XX  Page#86) is not having 2nd page from the loan file which is having Points & Fee."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the Appraisal Waiver was expired & the Appraisal was not completed."
* Missing Appraisal (Lvl 3)     "An Appraisal report at origination is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock agreement is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3)     "A copy of final 1008 (Transmittal Summary) is missing from the loan file."
																																																																																							* Unable to run Compliance Testing (Lvl 3) "Unable to run ComplianceEase since provided final CD (Locator#XX Page#86) is not having 2nd page from the loan file which is having Points & Fee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20046553	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,173.12	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,445.41	3.250%	360	xx	xx	Conventional	Fixed	Purchase	87.400%	87.400%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	44.834%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx. for the amount of $XXX,XXX.XX. xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found. xx active liens and judgments have been found against the borrower and subject property. xx and second installments of combined taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and due in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year delinquent taxes have been found.	xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx-xx as owner from XXX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 32 (xx) |----| xx: xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock Agreement is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.834% as the Borrower income was $4,929.58 and total expenses are in the amount of $2,210.12 per AUS/LP (Locator#XX Page#114) and its recommendation is “Accept/Eligible” at a DTI of 45%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Loan approved/eligible at 45%. Tape shows repurchase due to SE income miscalculation with related MI cancelation. Details not in file. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27366695	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,369.85	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,092.06	2.375%	181	xx	xx	VA	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	795	30.923%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.	xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.
xx:
xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
 xx comments have been fund stating the borrower’s income was impacted by xx. xx borrower xx has been working at xx as a xx / xx for X year X months.

xx:xx:xx	xx	Appraisal (Incomplete) Initial 1003_Application	xx: xx #1 xx: xx: H |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx need   xx: xx:
xx: xx: xx/xx/2025 xx: xx/xx/2021 xx: 1376 (xx) xx %: xx: xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2021. xx last payment was received on xx/xx/2021 in the amount of $2,491.73 which was applied for xx/xx/2021. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Appraisal incomplete due to Market Conditions Addendum is missing. AUS approval in file states that an Market Condition Addendum is required."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on LE dated xx/xx/2020.  LE dated xx/xx/2020 reflects a Origination Points at $5199.30, however, CD dated xx/xx/2021 reflects the Origination Points at $5199.30.  This is a fee increase of $0.30 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape, C/O VA > 90% - would require 3.18M Spec pool - we don't have enough loans to Pool - meets all VA guidelines. As per Appraisal, Appraised value is $318,000.00 and loan amount is $318,000.00 due to which LTV is 100%."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Loan originator sign is missing from the Initial 1003 Application."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50324254	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$792.12	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$940.11	3.250%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	674	638	32.862%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx. for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx as xx from XXX months.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| -1 (xx) |----| xx: xx: xx:
xx: xx CLTV xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: xx, xx price is $xx. xx document, xx value is $225,000.00.   xx: xx:
xx: xx LTV (OLTV) xx: 98.189% xx: 96.500% xx: 1.689% xx %: 1.xx% xx: xx, xx price is $220,000.00. xx document, xx value is $225,000.00. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per seller tape, unable to get MIC due to CAIVRS- Dept of Ed. Mortgage insurance certificate is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan and Mortgage insurance certificate is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by the Borrower(s)."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41820369	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,836.84	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$738.25	4.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	677	753	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage originated on xx/xx/XXXX by xx’ in the favor of “xx, xx” which was recorded on xx/xx/XXXX under instrument# xx with loan amount of $XXX,XXX.XX.
xx chain of assignment is complete and the last assignee is “xx, xx’”.
xx is HOA lien against the subject property in the amount of $XXX.XX which was recorded on
xx active judgments/liens have been found against the subject property/borrower/owner.
xx county taxes for XXXX are due in the amount of $X,XXX.XX.
xx prior delinquent taxes have been found.
xx first payment date is xx/xx/XXXX. xx provided tape data of payment history dated as of xx/xx/XXXX reveals that the loan is performing.
xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:
xx first payment date is xx/xx/XXXX. xx provided tape data of payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found.
xx per XXXX, borrower was working as ‘xx’ at ‘xx’ from X year.
xx servicing comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx COVID-19 review has not been performed.

xx:xx:xx	xx	xx: xx: $xx: $xx |---| $5000.00 |----| 3.xx% xx: xx per xx document appraised value is $xx. xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 36.148%   xx:    xx %:    xx:    xx: xx:
xx: xx-xx per 1003 xx: xx: 17.182% xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.642%) is exceeded APOR (5.210%) by 0.432%. The APR threshold is 5.210% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.642%    Allowed: 5.210%    Over by: +0.432%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That In Total Cannot Increase More Than 10% Test.

																																																																																							Recording fee was disclosed at $50 on initial LE dated xx/xx/2019 and it was disclosed at $100.00 on PCCD xx/xx/2020. The difference is of $50.00 which is greater than 10%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine borrower's ATR as borrower is not employed per tape, repurchase results."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80618454	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,105.25	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,064.62	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	45.521%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.
xx is a HOA lien against the subject property (xx S xx, xx, KS xx) in the favor of first service xx, xx., xx for "xx. for the amount of $XXX.XX.which was recorded on xx/xx/XXXX.
xx Xst and Xnd installment taxes for the year of XXXX have been paid in the total amount of $X,XXX.XX.

xx prior year’s delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.

xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx collection comment dated xx/xx/XXXX, states that the borrower’s income has been impacted by covidXX and also the borrower states that the reason for default is xx. xx collection comment dated xx/xx/XXXX states that the X months forbearance plan was offered to the borrower. xx payment plan was start from xx/xx/XXXX. xx to the collection comment dated xx/xx/XXXX, the existing plan has been extended for X months from xx/xx/XXXX to xx/xx/XXXX.
xx are no comments found related to the subject property condition.
xx time of origination xx is working in xx & xx as owner of the company from XX years.

xx:xx:xx	xx	Missing DU/GUS/AUS	xx: xx: xx/xx/2016 xx: xx/xx/2016 |---| -4 (xx) |----| xx: xx reflects the xx as xx/xx/2016. xx: xx:
xx: xx-xx DTI per 1003   xx: 45.521%   xx: 45.560%   xx: -0.039%   xx %: -0.03900%   xx: xx income $5361.80   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx purpose of transaction is cashout. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.521% as the Borrower income was $5361.80 and total expenses are in the amount of $2,440.74. AUS at the time of origination missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on CD dated xx/xx/2016.  CD dated xx/xx/2016 reflects a Transfer Taxes at $330.00, however, Revised CD dated xx/xx/2016 reflects the Transfer Taxes at $339.60.  This is a fee increase of $9.60 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Credit Run after closing to obtain LP Accept and WF will not accept. Credit report prior to closing is available in the loan file. There is also a credit report dated xx/xx/2017 in the loan file located at "xx" with reference id xx which is after closing date xx/xx/2016. The Post close LP and Post close 1008 both reflecting the same reference id #3714746 for credit report. However, AUS and 1008 prior to closing date are missing from the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "At the time of origination, Final AUS(LP/DU) is missing from the loan file."
																																																																																							* The final 1008 is missing (Lvl 3) "At the time of origination, Final 1008 is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73362244	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,662.20	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,027.75	2.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	809	740	53.244%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx Xst, Xnd installments taxes for the year of XXXX have been paid in the total amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.

xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx are no comments found related to the subject property condition.
xx final application does not reflect the borrower’s employment details.

xx:xx:xx	xx	Appraisal (Incomplete) Initial 1003_Application	xx: xx: xx. xx: xx |---| |----| xx: xx per the original document the borrower name is xx. xx: xx:
xx: xx P&I   xx: $1027.75   xx: $1028.00   xx: $-0.25   xx %: -0.02431%   xx: xx per note original stated P&I is $1027.75.   xx: xx:
xx: xx-xx DTI per 1003 xx: 53.244% xx: 53.320% xx: -0.076% xx %: -0.07600% xx: xx per the xx application the xx-close DTI is 53.244%. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.244% as the Borrower income was $6466.79 and total expenses are in the amount of $3443.20 per AUS/DU (Locator#XX Page#363) and its recommendation is “Caution with 53.24%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. This loan failed the closing or reimbursement date validation test. FAIL The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on Final CD dated xx/xx/2020.  The Final CD shows an added fee Transfer Taxes of $2650.00 which did not appear on previous LE or CDs.  This is a fee increase of $2650.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Copy of initial 1003 is incomplete from available loan documents"	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 2) "Market condition addendum is missing in appraisal"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58417367	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,216.06	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,815.48	3.140%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	628	Not Applicable	35.193%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with xx, A xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx charges for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for bankruptcy have been found. xx foreclosure was initiated and the file was referred to an attorney on xx/xx/XXXX.
xx RFD is unable to be determined. xx property is owner occupied.
xx per the comments, the borrower’s income was impacted by xx. xx FB plan was offered. xx further details have been found.
xx borrower xx has been working at xx as a xx for X months.

xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: MI xx: 49-49-6-xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003 xx: 35.193% xx: 35.190% xx: 0.003% xx %: 0.00300% xx: xx per UW equals $14,270.09. xx subject property PITIA equals $2,872.10. xx other monthly payments $2,150.00. DTI = 35.193%. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "EPD during first four months and 90 days or more delinquent. .*********Reclassified from performing to Delinquent 9/4." Supporting document to validate the issue is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "MI Cert is missing in the loan file."
* Missing Required Disclosures (Lvl 3) "Your Home loan Toolkit / Acknowledgement / Disclosure Tracking is missing in the loan file."	* Cash out purchase (Lvl 1) "Final CD dated xx/xx/2017 reflects Cash to Borrower as $132.22."
																																																																																									* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 1) "As per the revised scope, updated only Initial LE & Final CD hence TRID Tolerance test is incomplete."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2712809	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,916.22	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$647.75	3.125%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	656	Not Applicable	55.172%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, A xx.
xx of assignment has been completed. xx, the mortgage is with xx, A xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx charges for the year of XXXX have been delinquent in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx records for bankruptcy and foreclosure have been found.
xx RFD is unable to be determined. xx property is owner occupied. xx borrower xx B xx has been working at xx as a xx for X year X months.

xx:xx:xx	xx	Affiliated Business Disclosure Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: MI xx: 244-xx-703   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx used for xx: $154,000.00. xx: $151,210.00. CLTV = 98.188%.   xx: xx:
xx: xx-xx DTI per 1003 xx: 55.172% xx: 55.170% xx: 0.002% xx %: 0.00200% xx: xx per UW equals $2,841.63. xx subject property PITIA equals $975.79. xx other monthly payments $592.00. DTI = 55.172%. xx: xx:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "MI Cert is missing in the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated business Disclosure is missing from the loan documents."
* The Initial HUD/VA Addendum xx incomplete and not signed by the borrower (Lvl 3) "HUD/VA Addendum xx A (Initial and Final) missing in the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.780% as the Borrower income was $2,841.63 and total expenses are in the amount of $1,567.79 per AUS/DU (LocatorXX pg#648) and its recommendation is “Approve/Eligible with 55.17%.”."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 1) "As per the revised scope, updated only Initial LE & Final CD hence TRID Tolerance test is incomplete."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84220659	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,701.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,071.65	3.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	754	794	37.361%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.

xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx are no comments found related to the subject property condition.
xx final application does not reflect the borrower’s employments details.

xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx-xx DTI per 1003 xx: 37.361% xx: 37.360% |---| 0.001% |----| 0.00100% xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated xx/xx/2020. Initial CD dated xx/xx/2020 reflect Transfer Taxes at $265.00. However, Final CD dated xx/xx/2020 reflect Transfer Taxes at $670.65. This is a fee increase of $405.65 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $157,482.07 Calculated Finance Charge $157,607.07 for an under disclosed amount of $125.00  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 reflect credit report fee at $48.00. However Initial CD dated xx/xx/2020 Credit report Fee at $72.00 This is increased of $24.00 and also increased in Mortgage insurance Fee at $140.00 in the final CD date xx/xx/2020. Valid COC is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape data reflects following issue, "Active Forbearance Plan - Loan repurchased from PCB"."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business disclosure is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25766000	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,018.55	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$475.45	2.990%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	35.911%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, A xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, A xx which was recorded on xx/xx/XXXX.
xx are states tax liens, IRS and judgments. xx, the SSN# is not matching.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx records for bankruptcy and foreclosure have been found.
xx RFD is unable to be determined. xx property is owner occupied. xx comments have been fund stating the borrower’s income was impacted by xx. xx borrower xx J xx II has been working at xx as a xx for X years X months.

xx:xx:xx	xx	xx: xx: xx II xx: xx |---| |----| xx: xx as per xx and final xx. xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx: xx and transmittal reflect FHA loan   xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx:    xx: xx:
xx: xx P&I   xx: $475.45   xx: $467.00   xx: $8.45   xx %: 1.xx%   xx: xx and xx application reflects original stated P&I $475.45   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 35.911% xx: 35.910% xx: 0.001% xx %: 0.00100% xx: NA xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Seller tape reflects the following issue: XX found. Cannot insure with HUD.********. Supporting documents to validate the issue is missing from the loan documents."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34281280	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,970.20	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,582.50	2.625%	360	xx	xx	Conventional	Fixed	Refinance	71.636%	71.636%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.747%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx, xx.” for the amount of $XXX,XXX.XX.
xx is junior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “xx, xx” for the amount of $XX,XXX.XX. xx, the subordinate document located on “xx#xx#XX”.
xx chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX/XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is retired from X.XX years.

xx:xx:xx	xx	Credit Report Missing or error on the Rate Lock Origination Appraisal	xx: xx of xx: 1 xx: 2 |---| -1 |----| -50.00000% xx: NA xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1375 (xx)   xx %:    xx: NA   xx: xx:
xx: xx CLTV xx: 71.636%   xx: 81.707%   xx: -10.071%   xx %: -10.07100%   xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx document (xx Legal_PG#1) xx date is xx/xx/2021.   xx: xx:
xx: xx of xx: xx - xx: xx-xx: xx %: xx: NA xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects following issue, " Borrower out of foreclosure: only 5 yrs and 9 months."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.747%, the Borrower income was $8,605.93 and total expenses are in the amount of $3,025.06 + $1,084.00 and the loan was underwritten by AUS/DU (Locator#XX Credit.pdf Pg#) and its recommendation is “Approve/Eligible” with a DTI of 48%"
* Missing credit report (Lvl 2)     "credit report is missing in loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from loan document."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69177472	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,907.35	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,053.33	3.000%	360	xx	xx	Conventional	Fixed	Purchase	96.500%	96.500%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xrd and Xth installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
 xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.

xx:xx:xx	xx	Credit Application Initial Escrow Acct Disclosure Missing Disclosures Note	xx: xx of xx: 0 xx: 1 |---| -1 |----| -100.00000% xx: xx: xx:
xx: MI xx: xx: 56.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2021   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 37.444%   xx:    xx %:    xx:    xx: xx:
xx: xx: 360 xx: 359 xx: 1 xx %: 0.xx% xx: xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note is missing from the loan file."	* Application Missing (Lvl 3) "Final Application is missing from the loan document."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan has failed Prohibited Fees Test.

The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) a broker fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
1 Application fee
2 Origination Fee
3 Lock in fee
4 Commitment Fee
5 Warehouse Fee
6 Discount Points"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Appraisal Fee at $500.00, however Final CD dated xx/xx/2021 shows Appraisal Fee at $505.00. This is a fee increase of $5.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing in the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue, "First time home buyer but counseling never completed prior to closing"."
																																																																																							* Missing Required Disclosures (Lvl 3) "Initial Escrow Acct Disclosure is missing from loan Document."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21031408	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,846.49	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$760.55	2.750%	360	xx	xx	Conventional	Fixed	Refinance	96.924%	96.924%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	806	810	41.943%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx school taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx taxes for the year of XXXX have been paid in the amount of $XX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
 xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx S LaVorgia has been working at xx  as a xx/ xx for X years X xx.
xx:xx:xx	xx	xx: xx of xx: 5 xx: 6 |---| -1 |----| -16.xx% xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 42 (xx)   xx %:    xx:    xx: xx:
xx: MI xx: 30.000%   xx: 28.000%   xx: 2.000%   xx %: 2.00000%   xx: xx reflects MI xx percentage as 30%.   xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $3698.00   xx %: 2.02516%   xx: xx document reflects original balance as $186,300.   xx: xx:
xx: xx CLTV xx: 96.924%   xx: 95.000%   xx: 1.924%   xx %: 1.xx%   xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -5 (xx)   xx %:    xx: xx document reflects xx date as xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV)   xx: 96.924%   xx: 95.000%   xx: 1.924%   xx %: 1.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 41.943%   xx: 45.288%   xx: -3.345%   xx %: -3.xx%   xx:    xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Loan amount raised without new AUS/TX File"
* The final 1008 is missing (Lvl 3)     "Available transmittal summary having loan amount different than original loan amount.
																																																																																							locator : LaVorgna Legal pg#317"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18910572	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,692.54	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,212.48	2.750%	360	xx	xx	Conventional	Fixed	Refinance	74.250%	74.250%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	778	Not Applicable	49.630%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx active judgments or lien have been found against the borrower or subject property.

xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx is retired person.
xx:xx:xx	xx	xx: xx #1 xx: xx: D |---| |----| xx: xx but xx. xx: xx:
xx: xx-xx DTI per 1003   xx: 49.630%   xx: 50.847%   xx: -1.217%   xx %: -1.xx%   xx: xx is $3795.02 and xx is $1515.48 and the xx is $368.00.   xx: xx:
xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: purpose of refinance per 1003 is lower rate term. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID fee violation for $505.40 due to fee increase greater than a 10% increase in “creditor's provider fees” in Section B for a Lender's Title Insurance Policy ($560.00). Valid COC required to clear violation."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.630% as the Borrower income was $3795.02 and total expenses are in the amount of $1883.48 per AUS/LP (Locator#XX PACKAGE Page#81) and its recommendation is “Accept with DTI 50%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, a liability at closing would have pushed the DTI over 50%. Unable to verify details and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21730590	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,186.50	$1,113.11	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$641.84	2.850%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	37.686%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx active judgments or lien have been found against the borrower or subject property.

xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx annual xx for XXXX have been delinquent in the amount of $X,XXX.XX and payable through the date of xx/xx/XXXX.
xx per provided tape data the loan is performing and next due date is xx/xx/XXXX. xx last payment received date is not available but the payment was received in the amount of $XXX.XX with the rate of interest as X.XX%. xx current UPB is $XXX,XXX.XX.	xx:xx per provided tape data the loan is performing and next due date is xx/xx/XXXX. xx last payment received date is not available but the payment was received in the amount of $XXX.XX with the rate of interest as X.XX%. xx current UPB is $XXX,XXX.XX.

xx the time of loan origination borrower was doing “xx” at “xx jeep xx” for XX months.
xx required comment history is missing hence xx-XX review has not been performed.

xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.

xx:xx:xx	xx	Affiliated Business Disclosure	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Initial LE dated reflect Transfer Taxes at $863.00. However, Initial CD dated xx/xx/2020 reflect Transfer Taxes at $1.973.60. This is a fee increase of $1,110.60 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 reflect Points - Loan Discount Fee at $110.00. However, Initial CD dated xx/xx/2020 reflect Points - Loan Discount Fee at $110.19 This is fee increase of $0.19 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflects the following issues, "Aged out," Supporting document to validate the issue is missing from loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate Business Disclosure is missing from loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16558133	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$517.09	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$839.46	2.875%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	704	Not Applicable	37.197%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx’ which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘xx’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx’.
xx active judgments/liens have been found against the subject property/owner/borrower.
xx prior delinquent taxes have been found.
xx county taxes for XXXX have been paid off in the amount of $XXX.XX.

xx first payment date is xx/xx/XXXX. xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX. xx delinquency has been done for more than X month. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with current interest rate of X.xx % and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx first payment date is xx/xx/XXXX. xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX. xx delinquency has been done for more than X month. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with current interest rate of X.xx % and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found.
xx has not been modified since origination.
xx per XXXX, borrower was working as ‘xx’ at ‘xx’ from X years and X months.
xx servicing comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx COVID-19 review has not been performed.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx CLTV xx: 97.000% xx: 99.910% |---| -2.910% |----| -2.xx% xx: "xx used for xx: $209,000.00 xx of xx(s): $0.00. xx: $202,332.00 CLTV = 97.000%. " xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Final CD dated xx/xx/2020. Initial CD dated xx/xx/2020 reflect Credit repot Fee at $28.00. However Final CD dated xx/xx/2020 Credit repot Fee at $30.55. Valid COC is missing from the loan files."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Final CD dated xx/xx/2020. Initial CD dated xx/xx/2020 reflect Credit repot Fee at $28.00. However Final CD dated xx/xx/2020 Credit repot Fee at $30.55. Valid COC is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "Housing loan w/ 2nd loan actually a grant. Did not qualify for the program."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Final rate lock agreement is missing from the loan files."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90372358	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,416.00	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,101.53	3.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	788	37.740%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX by ‘xx T. xx and xx I. xx’ which was recorded on xx/xx/XXXX under instrument# xx X in the favor of ‘xx.’ with loan amount of $XXX,XXX.XX.
xx chain of assignment has been completed as the mortgage is currently with ‘xx.’.
xx active judgments/liens have been found against the subject property/owner/borrower.
xx prior delinquent taxes have been found.
xx combined taxes for XXXX have been paid off in the amount of $X,XXX.XX.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with current interest rate of X.X% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with current interest rate of X.X% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found.
xx has not been modified since origination.
xx per XXXX, borrower was working as ‘xx’ at ‘xx’ from XX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| -1 (xx) |----| xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller Tape Reflects Following Issues " New Appraisal was done after Closing to get an SSR. Fannie did not grant an exception, and will not purchase loan.", However after closing appraisal is at Rhodes-Credit Pkg.pdf Pg#65."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by the Borrower from the Loan Documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61654680	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,114.69	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$601.09	3.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	99.910%	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	763	Not Applicable	32.096%	First	Final policy	Not Applicable	$4,016.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx D/B/A xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx is a junior mortgage in the amount of $XXXX which was recorded on xx/xx/XXXX in the favor of xx.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.	xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XXX,XXX.XX.	xx:
xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
 xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx P xx, xx has been working at xx and xx., as a xx for XX years X months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx: xx |---| |----| xx: xx the xx of xx and xx. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -1 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 99.910% xx: 102.820% xx: -2.910% xx %: -2.xx% xx: xx used for xx: $138,000. xx of xx(s): $4,016. xx: $133,860. CLTV = 99.910%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) )
The revised closing disclosure delivery requires a new waiting period and

The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:
"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or

"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or

The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.
Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)
(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A)
:(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.
(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.
(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.

The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than three business days before consummation."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $94,169.52. The disclosed finance charge of $93,694.52 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test is fail. Loan data is $93,694.52 and comparison data is $94,169.52. Hence, the variance is -$475.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on CD dated xx/xx/2020.  The CD shows an added fee Transfer Taxes of $966.00 which did not appear on previous LE's. This is a fee increase of $966.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape, Florida bond loan that Florida housing decided not to buy, no real issues with it."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement Hand Signed by Borrower is missing from loan document."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73831649	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,746.00	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,877.36	5.000%	360	xx	xx	Conventional	Fixed	Purchase	84.277%	84.277%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	676	Not Applicable	53.635%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx is a judgment which was recorded on xx/xx/XXXX in the favor of xx, xx.
Xst, Xnd,Xrd and Xth installment taxes for the year of XXXX/XXXX have been paid in the amount of $xx.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment received details have not been missing. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment received details have not been missing. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied. xx borrower xx has been working at xx as an xx for X years X months.
 xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.

xx:xx:xx	xx	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx: xx: xx: xx |---| |----| xx: xx per xx CD $ 1008 xx account indicator reflect "YES". xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1353 (xx)   xx %:    xx: NA   xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $-xx %: -3.xx%   xx: xx per note doc at pg#547 xx balance reflect $xx: xx:
xx: xx CLTV xx: 84.277%   xx: 88.000%   xx: -3.723%   xx %: -3.xx%   xx: xx per xx doc xx $xx & xx $xx & xx $xx CLTV reflect 84.277%   xx: xx:
xx: xx LTV (OLTV)   xx: 84.277%   xx: 88.000%   xx: -3.723%   xx %: -3.xx%   xx: xx per xx doc xx $xx & xx $xx & xx $xx LTV reflect 84.277%   xx: xx:
xx: xx-xx DTI per 1003 xx: 53.635% xx: 53.480% xx: 0.155% xx %: 0.xx% xx: NA xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.635%, the Borrower income was $10,465.08 and total expenses are in the amount of $3,860.59 + $1,752.33 and the loan was underwritten by AUS/DU (Locator#XX pg#79) and its recommendation is “Approve/Eligible” with a DTI of 53.635%"
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, seller defect due to MI recalculating income to over 53%. Details not in file. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67239958	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$10,161.42	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,016.94	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	74.910%	79.844%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	763	748	36.163%	First	Final policy	Not Applicable	$41,000.00	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.xx, xx
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx.xx, xx which was recorded on xx/xx/XXXX.
xx is a junior mortgage in the favor of xx in the amount of $xx which were recorded on xx/xx/XXXX.
xx is  a municipal lien in the amount of $XXXX.XX which was recorded on xx/xx/XXXX in the favor of xx (PACE) xx. xx was amended on xx/xx/XXXX.
xx county taxes for the year of XXXX have been paid in the amount of $xx.
xx prior year delinquent taxes have been found.	xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for bankruptcy and foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied. xx repairs and damages have been found. xx per the comment dated xx/xx/XXXX, the borrower’s income was impacted by xx.
xx X months xx plan was offered. xx it extended for X months. xx further details have been found.
xx borrower xx  R xx has been working at xx as an xx for X years X months.

xx:xx:xx
xx is xx fixed rate mortgage with P&I of $X,XXX.XX with the rate of interest X.xx% and a maturity date of  xx/xx/XXXX. xx P&I as per payment history is $X,XXX.XX and rate of interest is X.XXX%; xx, there is a reduction in P&I with respect to xx data which seems that there would be a possible modification. xx modification agreement is missing from the loan file.
Missing or error on the Rate Lock	xx: xx of xx: xx: xx/xx/2021 |---| |----| xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx modification agreement is missing from the loan file.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2050 xx: xx %: xx: xx modification agreement is missing from the loan file. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2020. Revised LE dated xx/xx/2020 reflects Lender Credit at $510.00, however, Revised CD dated xx/xx/2020 reflects Lender Credit at $0.00. This is decrease of $510.00 for fee which has 0% tolerance test.

TRID Violation due to a fee increase on CD dated xx/xx/2020.  LE dated xx/xx/2019 reflects a Credit Report Fee at $19.00, however, CD dated xx/xx/2020 reflects the Credit Report Fee at $19.10.  This is a fee increase of $0.10 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "As per Seller tape, Borrower Default - Early Payment Default -Funded and went into COVID 19 Forbearance. No supportive documents are in the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75292654	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,961.67	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,178.80	3.125%	360	xx	xx	Conventional	Fixed	Refinance	74.409%	74.409%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	738	778	30.250%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX by ‘xx-xx’ in favor of ‘xx.xx.xx’ which was recorded on xx/xx/XXXX under instrument# xx with loan amount of $XXX,XXX.XX.
xx chain of assignment is xxomplete. xx current assignee is with ‘xx.xx.xx’.
xx active judgments/liens have been found against the subject property/owner/borrower.
xx county taxes for XXXX are paid off in the amount of $XX,XXX.XX.
xx prior delinquent taxes have been found.

xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx:xx:
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx per XXXX, borrower was working at ‘xx-xx’ as ‘xx’ from XX years and X months.
xx visible damages/repairs have been found in available collection comments.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: xx (GSE definition) xx: xx in xx/xx |---| |----| xx: xx of xx application is cash out limited as per final 1003. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test.

Final CD was disclosed on xx/xx/2020 and PCCD was disclosed on xx/xx/2021 the difference is of more than 60 days."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Points - Loan Discount Fee at $11,946.00 and Credit Report Fee at $20.00, however Final CD dated xx/xx/2021 shows Points - Loan Discount Fee at $11,988.90 and Transfer Taxes at $20.36. This is a fee increase of $43.26 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflect the following issue," Credit eligibility - borrower does not meet investor derogatory credit guideline of delinquent accounts not to exceed 1 within a 24 month period, borrower had 5 mortgages late in 2019.""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on11/23/2020 and the loan closed onxx/xx/2020. No lock extension found."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27004163	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$982.40	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,520.87	4.250%	360	xx	xx	Conventional	Fixed	Purchase	81.796%	81.796%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	765	44.690%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx.xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx#xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.xx, xx.

xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx the time of loan origination borrower was working as “xx” at “xx of xx” for XXX months.
xx:xx:xx	xx	xx: xx-xx DTI per 1003 xx: 44.690% xx: 44.699% |---| -0.009% |----| -0.00900% xx: xx per UW equals $19,710.00. xx subject property PITIA equals $4,571.62. xx other monthly payments $3,349.00. DTI = 40.186%. xx: xx:
xx: xx-xx per 1003 xx: 23.194% xx: 23.193% xx: 0.001% xx %: 0.00100% xx: xx subject property PITIA (P&I $3,520.87 + xx $931.92 + xx $118.83 + xx $0.00 + MI $0.00 + HOA xx $0.00) equals $4,571.62. xx verified monthly income equals $19,710.00. xx equals 23.194%. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.69% as the Borrower income was $19,710.00 and total expenses are in the amount of $8808.39. The loan is manually underwritten with DTI 40.186%."	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "Income/Employment - Income not documented - retirement/pension/social security. - This loan was delivered with DTI of 40.18%; however, this DTI was incorrect since the full Housing payment on the departure residence was not included in the liabilities. The borrower took a HELOC on the departure residence (funds used to purchase the subject property) and they did not calculate the HELOC payment as required by Investor. Investor requires that we use 1% of the full HELOC line amount as the monthly payment; the underwriter used monthly payment of $2,298 which is the actual monthly payment, but we need to use $3,000 since the full line amount is $300,000. Once we add $3000 to the liabilities the DTI is 44.69%. This is a Jumbo loan with max DTI of 3%." Supporting document to validate the issue is missing from the loan documents."
* Required Documentation Missing or Incomplete (Lvl 3) "Missing a required document to verify Final DTI. Missing mortgage statement, hazard insurance policy and property tax statement for REO property located at xx."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 1) "As per the revised scope, updated only Initial LE & Final CD hence TRID Tolerance test is incomplete."
																																																																																									* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72415713	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,326.12	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,084.46	1.750%	180	xx	xx	Conventional	Fixed	Refinance	69.714%	69.714%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Unavailable	xx	Primary	Yes	Yes	No	809	Not Applicable	27.330%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX by ‘xx M. xx’ in favor of ‘xx.xx.xx’ which was recorded on xx/xx/XXXX under instrument# xx / XXX with loan amount of $XXX,XXX.XX.
xx chain of assignment is xxomplete. xx current assignee is with ‘xx.xx.xx’.
xx active judgments/liens have been found against the subject property/owner/borrower.
xx combined taxes for XXXX are paid off in the amount of $XX,XXX.XX.
xx prior delinquent taxes have been found.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx per XXXX, borrower was working at ‘xx’ as ‘MD-xx’ from XX years and X months.
xx visible damages/repairs have been found in available collection comments.

xx:xx:xx	xx	Final Title Policy Initial Escrow Acct Disclosure Missing or error on the Rate Lock Origination Appraisal	xx: xx-xx DTI per 1003 xx: 27.330% xx: 20.526% |---| 6.804% |----| 6.xx% xx: xx per UW equals $37,851.00. xx subject property PITIA equals $3,945.58. xx other monthly payments $6,399.00. DTI = 27.330%. xx: xx:
xx: xx-xx per 1003 xx: 10.424% xx: 11.345% xx: -0.921% xx %: -0.xx% xx: xx subject property PITIA (P&I $3084.46 + xx $816.67 + xx $44.45 + xx $0.00 + MI $0.00 + HOA xx $0.00) equals $3945.58. xx verified monthly income equals $37,851.00. xx equals 10.424%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Points and fees test due to the loan amount exceeds $105,158 and the fees charged to the Borrower(s) exceed 3% the loan amount. The Note reflects a loan amount of $488,000.00. Fees charged to the Borrower(s) equal $21,393.16 which equal 4.3838% of the loan amount."
* Document(s) Required by AUS Missing from Loan file (Lvl 3)     "Missing a required document to verify Final DTI.  Missing mortgage statement, hazard insurance policy and tax statement for REO property located at XX."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Acct Disclosure/waiver is missing in the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape data reflects following issue "Missing appraisal - loan closed w/ PIW - LP and DU require full appraisal.". However , supporting document to validate the issue is missing from loan files."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing in the loan file."
* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3)     "A copy of the Final Title policy is missing in loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2020 and the loan closed on xx/xx/2020. No lock extension found."		* Intent to Proceed Missing (Lvl 1) "The Borrower's Intent to proceed is missing in loan file."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46801466	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,895.71	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,156.27	2.875%	180	xx	xx	Conventional	Fixed	Refinance	78.558%	78.558%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.271%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx.xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx#xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per provided tape data as of xx/xx/XXXX the loan is performing. xx next due date is xx/xx/XXXX. xx last payment received date not provided. xx current P&I is in the amount of $XXith interest rate of X.XXX%. xx current UPB reflected is in the amount of $XX.	xx:xx per provided tape data as of xx/xx/XXXX the loan is performing. xx next due date is xx/xx/XXXX. xx last payment received date not provided. xx current P&I is in the amount of $XXith interest rate of X.XXX%. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx” at “xx NA LLC” for XXX months.
xx:xx:xx	xx	Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from loan file."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Loan approve/eligible at 40.27%. Tape shows co-BWR was not employed at closing and primary BWR income was declining year to year. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88234545	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,282.91	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,905.57	2.750%	180	xx	xx	Conventional	Fixed	Refinance	73.125%	73.125%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	721	Not Applicable	46.078%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx.xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx# XXXX-xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.xx, xx.

xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx” at “xx” for XX months.
xx:xx:xx	xx	xx: xx-xx DTI per 1003 xx: 46.078% xx: 46.163% |---| -0.085% |----| -0.08500% xx: xx per UW equals $8,030.00. xx subject property PITIA equals $2,354.07. xx other monthly payments $1,346.00. DTI = 46.078%. xx: xx:
xx: xx-xx per 1003 xx: 29.316% xx: 29.466% xx: -0.150% xx %: -0.xx% xx: xx subject property PITIA (P&I $1,905.57 + xx $265.66 + xx $117.42 + xx $0.00 + MI $0.00 + HOA xx $65.42) equals $2,354.07. xx verified monthly income equals $8,030.00. xx equals 29.316%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Closing Disclosure dated xx/xx/2020 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing COC for Lender Credits Decrease on CD dated xx/xx/2020. LE dated xx/xx/2020 reflects a Lender Credits of $450.00, however, CD dated xx/xx/2020 does not reflects a Lender Credits."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.078% as the Borrower income was $8,030.00 and total expenses are in the amount of $3,700.07 per AUS/DU (Locator#XX loan file.pdf pg#48) and its recommendation is “Approve/Eligible with 46.08%.”."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Loan approve/eligible at 46.08%. Tape shows SE income mistakenly included in DTI and excluding that may rise DTI to 82%. Unable to rely on docs in file and unable to calc ATR."	* Intent to Proceed Missing (Lvl 1) "Intent to proceed is missing in the loan file."	Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67869334	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,842.09	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$875.74	3.500%	240	xx	xx	Conventional	Fixed	Refinance	92.638%	92.638%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	58.055%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx.xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx# XXX/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.xx, xx.

xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx is retired person.
xx:xx:xx	xx	xx: MI xx: 30.000% xx: 20.000% |---| 10.000% |----| 10.00000% xx: xx per MI certificate (xx ) MI coverage xx is 30%. xx: xx:
xx: xx-xx DTI per 1003   xx: 58.055%   xx: 36.088%   xx: 21.967%   xx %: 21.xx%   xx: NA   xx: xx:
xx: xx of xx: xx (GSE definition)   xx: xx in xx/xx:    xx %:    xx: xx per xx 1003 (xx) xx of refinance is xx cash out.   xx: xx:
xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx per final xx ( xx form xx ) located on (xx - loan file_PG#7) any other junior xx not shown in B section of title policy. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 58.055%, the Borrower income was $3,664.59 and total expenses are in the amount of $1,233.47 + $793.48 and the loan was underwritten by AUS/DU (Locator# XX - loan file_PG#48) and its recommendation is “Approve/Eligible” with a DTI of 36.09%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Revised LE#2 dated xx/xx/2020 reflect Credit report Fee at $20.00. However Initial CD dated xx/xx/2020 Credit report Fee at $20.36. Valid COC is missing from the loan files."	* Intent to Proceed Missing (Lvl 2) "Intent to Proceed is Missing from loan file."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Loan approve/eligible at 36%. Tape shows prior mortgage not paid off at closing and DTI may rise over 53%. Unable to rely on docs in file and unable to calc ATR"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19699967	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,051.85	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,320.61	3.375%	240	xx	xx	Conventional	Fixed	Cash Out	76.629%	76.629%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	720	49.813%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “MERS as nominee for xx.xx, xx” for the amount of $XXX,XXX.XX.
xx is an active mortgage prior to the subject xx, in the favor of xx recorded on xx/xx/XXXX for the amount of $XX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx is senior credit card judgment against the borrower in the favor of xx assignee for the amount of $XX,XXX.XX on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $X.XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property is unable to be determined. xx per the comment dated xx/xx/XXXX, the borrower has been impacted by COVID-19. xx forbearance plan for X months began on xx/xx/XXXX till xx/xx/XXXX. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx as xx from XX months.

xx:xx:xx	xx	xx: xx: xx, xx. xx: xx |---| |----| xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Dated (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Dated (xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the first lien prohibited fees test. The loan has fees that are prohibited for this license type.

Prohibited Fees First Lien Test: FAIL    Charged: $2,569.21   Allowed: $0.00   Over by: +$2,569.21"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the first lien prohibited fees test. The loan has fees that are prohibited for this license type.

Prohibited Fees First Lien Test: FAIL    Charged: $2,569.21   Allowed: $0.00   Over by: +$2,569.21"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test. The post-consummation reason for redisclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the borrower and Mortgage Eligibility - Delinquent at or before delivery. The subject loan does not comply with the requirements of FHLMC Bulletins 2020-12, 2020-17, 2020-19, and 2020-23 regarding mortgages in a COVID-19 forbearance."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.81% as the Borrower’s income is $15,858.73 and total expenses are in the amount of $7,899.72 and the loan was underwritten by AUS/LP (Locator#XX loan file.pdf Page#50) and its recommendation is “Accept/Eligible” and DTI is showing in it as 49.81%."		Moderate	Pass	Fail	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65817655	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,625.52	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$879.61	2.125%	360	xx	xx	Conventional	Fixed	Refinance	36.000%	36.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	692	Not Applicable	49.172%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX by ‘xx, xx’ in favor of ‘xx.xx.xx’ which was recorded on xx/xx/XXXX under instrument# xx with loan amount of $XXX,XXX.XX.
xx chain of assignment is xxomplete. xx current assignee is with ‘xx.xx.xx’.
xx active judgments/liens have been found against the subject property/owner/borrower.
xx county taxes for XXXX are paid off in the amount of $X,XXX.XX.
xx prior delinquent taxes have been found.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that first payment is not received. xx current interest rate of X.XXX % and P&I $XXX.XX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that first payment is not received. xx current interest rate of X.XXX % and P&I $XXX.XX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx per XXXX, borrower was not working. xx borrower is retired and he has been received ‘xx’ from X months.
xx visible damages/repairs have been found in available collection comments.

xx:xx:xx	xx	xx: xx: $xx: $xx |---| $-xx |----| -7.xx% xx: xx report is not available in the loan file. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Points and fees test due to the loan amount exceeds $105,158 and the fees charged to the Borrower(s) exceed 3% the loan amount. The Note reflects a loan amount of $234,000.00. Fees charged to the Borrower(s) equal $10,032.28 which equal 4.287% of the loan amount."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "Missing Appraisal - loan closed with incorrect loan amount - when corrected, PIW lost - unable to obtain approval w/PIW" Supporting document to validate the issue is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the TRID Post-Consummation Event Validation Test. This loan has a post-consummation event date that occurs on the closing date or consummation date of the loan."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.172% as the Borrower income was $7,701.61 and total expenses are in the amount of $3,787.05 per AUS/DU (Locator#XX loan file.pdf pg#48) and its recommendation is “Accept with 49%.”."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55093959	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,167.35	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,235.34	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	46.915%	46.915%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	809	799	53.357%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX by ‘xx W. xx and xx E. xx’ in favor of ‘xx.xx.xx’ which was recorded on xx/xx/XXXX under instrument# xx with loan amount of $XXX,XXX.XX.
xx chain of assignment is xxomplete. xx current assignee is with ‘xx.xx.xx’.
xx active judgments/liens have been found against the subject property/owner/borrower.
xx county taxes for XXXX are paid off in the amount of $X,XXX.XX.
xx prior delinquent taxes have been found.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX % and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX % and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx per XXXX, borrower was not working. xx borrower is retired and he has been received ‘xx/xx/xx’ from X years.
xx visible damages/repairs have been found in available collection comments.

xx:xx:xx	xx	xx: xx-xx DTI per 1003 xx: 53.364% xx: 58.908% |---| -5.544% |----| -5.xx% xx: xx: xx:
xx: xx-xx per 1003   xx: 7.793%   xx: 13.610%   xx: -5.817%   xx %: -5.xx%   xx:    xx: xx:
xx: xx of xx: xx - xx: xx in xx/xx:    xx %:    xx: xx per xx (1003) reflects xx of xx is xx-xx.   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal.""	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is “Moderate” since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.357% as the Borrower’s income is $6,910.12 and total expenses are in the amount of $3,687.54 and the loan was underwritten by AUS/LP (Locator# XX- loan file.pdfPage#50) & its recommendation is “Accept/Eligible” and DTI is showing in it as 45%."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.357% as the Borrower’s income is $6,910.12 and total expenses are in the amount of $3,687.54 and the loan was underwritten by AUS/LP (Locator# XX- loan file.pdfPage#50) & its recommendation is “Accept/Eligible” and DTI is showing in it as 45%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Loan approved accept/eligible at 45%. Tape shows multiple underwriting errors and DTI may be over 55%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96201570	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$1,990.57	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$456.38	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	55.000%	55.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	Yes	Yes	No	681	Not Applicable	20.502%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignment has been found.
xx is one HOA lien against the subject property in the favor of xx, xx. for the amount of $XXXX.XX which was recorded on xx/xx/XXXX.
xx county taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.	xx:xx loan present status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.
xx, the borrower is working at the xx of xx as a xx from XX years X months.
xx property occupancy is unable to be determined. xx damage and repairs have been found.

xx:xx:xx	xx	Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	xx: xx: xx: $xx |---| |----| xx: xx report is not available in the loan file. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Closing Disclosure dated xx/xx/2020 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue, "Loan closed w/o appraisal or PIW approval. PIW was lost when loan amount was increased and LP was not rerun." Supporting document to validate the issue is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing in the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock provided expired on xx/xx/2020 and the loan closed on xx/xx/2020. No lock extension found."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal (1008) summary is missing in the loan file."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13249782	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,323.00	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,876.11	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	46.710%	46.710%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	755	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignments have been found.
xx is one junior mortgage against the subject property in the favor of xx of PA for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx active liens and judgments have been found.
xx status shows the as “xx”.
xx to the payment history as of xx/xx/XXXX, the borrower is making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx P&I is $XXXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.	xx:xx loan present status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx P&I is $XXXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.
xx, the borrower is working at the xx as a xx of HR from X year X months.
xx property occupancy is unable to be determined. xx damage and repairs have been found.

xx:xx:xx	xx	Affiliated Business Disclosure Initial 1003_Application Missing Initial Closing Disclosure Missing Initial LE Missing Required Disclosures Notice of Servicing Transfer Origination Appraisal	xx: xx-xx DTI per 1003 xx: xx: 51.591% |---| |----| xx: xx: xx: xx: xx-xx per 1003 xx: xx: 38.948% xx: xx %: xx: xx: xx: xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed PA License Validation Test.

The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as This loan has failed PA License Validation Test."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Test is Incomplete as initial disclosures are missing."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed document is missing from loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from loan documents."
* Missing Required Disclosures (Lvl 3)     "Required Disclosure Service Provider List is missing from loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate Business Disclosure is missing from loan documents."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of service transfer is missing from loan documents."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Borrower started new job during loan processing. Unable to rely on documents in file and unable to calculate ATR. DTI may rise over 55%."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69694305	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,965.26	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,057.98	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	55.435%	55.435%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	673	Not Applicable	50.846%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX.
xx assignments have been completed.
xx active liens and judgments have been found.
xx is one senior mortgage against the subject property in the favor of xx and xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx and second county installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.

xx to the payment history as of xx/xx/XXXX, the borrower is making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX with an interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.	xx:xx loan present status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX with an interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.
xx, the borrower is working at the KB xx as a xx from X months.
xx property occupancy is unable to be determined. xx damage and repairs have been found.

xx:xx:xx	xx	Missing DU/GUS/AUS Origination Appraisal Transmittal (1008)	xx: xx-xx DTI per 1003 xx: 50.846% xx: 50.402% |---| 0.444% |----| 0.xx% xx: xx per 1003 equals $4,513.17. xx subject property PITIA equals $2,294.75. xx other monthly payments $0.00. DTI = 50.846%. xx: xx:
xx: xx-xx per 1003   xx: 50.846%   xx: 50.402%   xx: 0.444%   xx %: 0.xx%   xx: xx subject property PITIA (P&I $1,057.98 + xx $663.77 + xx $20.00 + xx $0.00 + MI $0.00 + HOA xx $553.00) equals $2294.75. xx verified monthly income equals $4,513.17. xx equals 50.846%.   xx: xx:
xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx title is missing in the loan file. xx: xx:	3: Curable	* Income documentation does not meet guidelines (Lvl 3) "Missing evidence to verify two years of employment history."
* LOE (Lvl 3)     "Missing LOE for large gaps in employment."
* Missing Appraisal (Lvl 3)     "A copy of Appraisal Report is missing in loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Final AUS/DU is missing in the loan file. AUS/DU available in the loan file does not reflect subject's HOI, Taxes and HOA."
* No evidence of required debt payoff (Lvl 3)     "Evidence of payoff is missing in the loan file for "XX
* Transmittal (1008) is Missing (Lvl 3) "Final 1008 is missing in the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the QM DTI Threshold due to a DTI of 50.846% and Final DU is missing from the loan file."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, post close QC showed that DTI may exceed 50% as lack of employment stability. Unable to rely on docs in file and unable to calc ATR"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97293560	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$14,134.06	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,017.03	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	78.333%	78.333%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	691	669	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with MERS as nominee for xx which was recorded on xx/xx/XXXX with instr#xx.
xx is a senior mortgage open against the subject property in the favor of xx in the amount of $XXX,XXX.XX which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instr#xx.

xx are liens and judgments prior to subject mortgage open as follows:
X) xx is a IRS lien open against the borrower in the favor of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
X) xx is a civil judgment open against the borrower in the favor of xx of the state xx in the amount of $XXXX.XX which was recorded on xx/xx/XXXX.
X) xx is a civil judgment open against the borrower in the favor of xx in the amount of $XXXX.XX which was recorded on xx/xx/XXXX.
X) xx is a civil judgment open against the borrower in the favor of xx of in the amount of $XX.XX which was recorded on xx/xx/XXXX.
X) xx is a hospital lien open against the borrower in the favor of xx and xx in the amount of $XXXX.XX which was recorded on xx/xx/XXXX.
X) xx are two civil judgments open against the borrower in the favor of xx of xx in the total amount of $XXX.XX which were recorded on xx/xx/XXXX
X) xx are four civil judgments open against the borrower in the favor of xx of xx and xx in the total amount of $XX,XXX.XX which were recorded on xx/xx/XXXX.
X) xx are nine civil judgments open against the borrower in the favor of xx of the xx in the total amount of $XXX.XX which were recorded on xx/xx/XXXX.
X) xx are nineteen civil judgments open against the borrower in the favor of xx of the xx & xx in the total amount of $X,XXX.XX which were recorded on xx/xx/XXXX.
XX) xx are nineteen civil judgments open against the borrower in the favor of xx of the xx of the xx in the total amount of $XXXX.XX which were recorded on xx/xx/XXXX.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.

xx the time of origination borrower was retired.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| -4 (xx) |----| xx: xx per xx doc at pg#585 xx note doc date reflect 4/20/20 xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 44.978%   xx:    xx %:    xx:    xx: xx:
xx: xx-xx per 1003   xx: 35.047%   xx: 34.499%   xx: 0.548%   xx %: 0.xx%   xx: xx per xx application nd 1008 DTI reflect 35.047%.   xx: xx:
xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx per xx form title policy at pg#3 junior lien doesn't reflect .xx $xx balance is payoff in xx & credit report . xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Appraisal Fee at $450.00, Credit Report Fee at $20.00, Document Signing Fee at $0.00 and Transfer Taxes at $3,290.00, however Final CD dated xx/xx/2020 shows Appraisal Fee at $548.00, Credit Report Fee at $20.36, Document Signing Fee at $130.00 and Transfer Taxes at $4,399.00. This is a fee increase of $1,337.36 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, this loan is not failing Federal, State, or local predatory lending laws. There is no assignee liability since it did not exceed those thresholds.

Charged  :  $14,746.07    Allowed  :  $12,220.54    Over By  :  +$2,525.53

This loan has also failed Qualified Mortgage Lending Policy Points and Fees Test.

Charged  :  $14,746.07    Allowed  :  $12,220.54    Over By  :  +$2,525.53"
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, there are undisclosed liabilities that caused re-purchase. Subject was approved at 44.98%. Unable to rely on documents in file and unable to calculate ATR. DTI may be in excess of 55%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27498578	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$8,799.69	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,143.53	3.500%	360	xx	xx	Conventional	Fixed	Refinance	74.899%	74.899%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	758	Not Applicable	8.519%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.
xx active judgments or liens found.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.
xx the time of origination borrower was working as xx at “xx” for X years X months.
xx:xx:xx	xx	xx: xx-xx DTI per 1003 xx: 92.346% xx: 81.417% |---| 10.929% |----| 10.xx% xx: xx: xx:
xx: xx-xx per 1003   xx: 83.746%   xx: 73.835%   xx: 9.911%   xx %: 9.xx%   xx: xx-xx per 1003 is as 35.042%.   xx: xx:
xx: xx of xx: xx (GSE definition) xx: xx in xx/xx: xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject property is an Investment. The provided Seller’s tape is showing an alert that the borrower’s income was calculated incorrectly at origination.

1. The borrower’s base income from “Cong Neshomah” was included in the DTI calculation. The calculation of this income as $1,500 was incorrect. Therefore, the revised total monthly income of $976.36 resulted in a revised DTI of 86.67%.

																																																																																							2. The borrower’s Rental Income/Loss was calculated incorrectly at origination. The borrower owned rental properties. The lender included rental income of $2,737.34 in the debt to income ratio (DTI) calculation. Based on the documentation provided, the recalculated rental income was $494.08. Therefore, the revised total monthly income of $3,116.34 resulted a revised DTI of 86.67%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30697581	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,279.56	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,201.17	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Unavailable	Unavailable	Primary	Yes	Yes	No	796	790	24.514%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been completed.
xx active judgments or liens found.
xx installment county taxes of the year XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.
xx the time of origination borrower was working as xx at “xx” for X years.
xx:xx:xx	xx	Origination Appraisal	xx: xx: xx: $xx |---| |----| xx: xx report is not available in the loan file. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "Loan closed LP w/PIW as no cash out refi - transaction is cash out, when AUS corrected PIW was lost." Supporting document to validate the issue is missing from the loan documents."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing in the loan file."		* Appraisal not dated (Lvl 1) "Appraisal report is missing in the loan file."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75378185	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,264.86	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,971.65	2.500%	360	xx	xx	Conventional	Fixed	Refinance	79.206%	79.206%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Unavailable	Unavailable	Primary	Yes	Yes	No	797	Not Applicable	33.482%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the mortgage was originated on xx/xx/XXXX with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of mortgage assignment has been xx.
xx are judgments prior to subject mortgage open as follows:
X) xx is a civil judgment open against the borrower in the favor of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
X) xx are two civil judgments open against the borrower in the favor of xx in the amount of $XX,XXX.XX which were recorded on xx/xx/XXXX & xx/xx/XXXX.
X) xx is a civil judgment open against the borrower in the favor of xx & xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
X) xx is a civil judgment open against the borrower in the favor of xx B xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.
X) xx is a civil judgment open against the borrower in the favor of xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.

xx the time of origination borrower was working as xx at “xx” for X years XX months.
xx:xx:xx	xx	Missing DU/GUS/AUS Origination Appraisal Transmittal (1008)	xx: xx: xx: $xx |---| |----| xx: xx/xx missing in the loan file. xx CD & DU reflects estimated property value as $xx. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller Tape reflects following issue "Loan closed w/o appraisal or PIW approval. PIW was lost when loan amount was increased and LP was not reran." to validate the issue valid document is missing from the loan Document."
* Missing Appraisal (Lvl 3)     "Appraisal report and/or Property Inspection Waiver is missing in the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Final AUS/DU is missing in the loan file. AUS/DU available in the loan file reflects the loan amount as $472,000.00 whereas note dated xx/xx/2021 reflects loan amount as $499,000.00. Also final 1003 reflects mo. HOA payment as $97.00 however same is not reflected in the AUS."
* Required Documentation Missing or Incomplete  (Lvl 3)     "Missing evidence to verify subject's monthly HOA payment as reflected on final 1003."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal (1008) is missing in the loan file."		* Appraisal not dated (Lvl 1) "Appraisal report/waiver is missing in the loan file."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22131245	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$763.38	3.500%	360	xx	xx	Conventional	Fixed	Refinance	56.667%	56.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	630	Not Applicable	35.828%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found; however, the current assignment is with the lender xx.xx.
xx active liens and judgments have been found against the borrower and the property.
xx tax certificate is not available.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $ $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $ $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the X months of collection comments. xx damage pertaining to the subject property has been found.
xx per the final XXXX, the borrower xx is working in xx and xx as a nurse from XX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: $xx: $xx |---| $xx |----| 58.xx% xx: xx: xx:
xx: xx CLTV xx: 56.667%   xx: 89.947%   xx: -33.280%   xx %: -33.xx%   xx:    xx: xx:
xx: xx LTV (OLTV) xx: 56.667% xx: 89.947% xx: -33.280% xx %: -33.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan has failed PA License Validation Test.

This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111) The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test and TILA Post-Consummation Revised Closing Disclosure Finance Charge Test.

The disclosed finance charge is $108,685.93 and allowed is $108,869.58 however it is undercharged by $183.65."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Credit Report Fee at $20.00, however Final CD dated xx/xx/2021 shows Credit Report Fee at $20.36. This is a fee increase of $0.36 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has failed Charges That In Total Cannot Increase More Than 10% Test.
Comparable Fee Amount is $2,026.00 and Final Fee Amount Is $2,705.80, the difference is of $679.80, which is greater than 10%."
* Loan does not conform to program guidelines (Lvl 3)     "Sellers tape reflects the following issue, Appraisal - Appraisal not complete or compliant.------------   Loan closed w/o appraisal or PIW approval. PIW was lost when loan amount was increased and LP was not reran."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32326331	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,098.63	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$820.02	2.990%	360	xx	xx	Conventional	Fixed	Purchase	92.738%	92.738%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	Yes	689	Not Applicable	35.965%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found; however, the current assignment is with the lender xx.
xx active liens and judgments have been found against the borrower and the property.
xx county taxes for XXXX-XX have been paid for the amount of $X,XXX.XX.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $ $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $ $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the X months of collection comments. xx damage pertaining to the subject property has been found.
xx per the final XXXX, the borrower xx is working in xx as an xx from XXX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: MI xx: 30.000% xx: 20.000% |---| 10.000% |----| 10.00000% xx: MI xx in the loan file reflects the coverage xx as 30%. xx: xx:
xx: xx CLTV xx: 92.738%   xx: 95.000%   xx: -2.262%   xx %: -2.xx%   xx: xx used for xx: $210,000. xx of xx(s): $000. xx: $194,750. CLTV = 92.738%.   xx: xx:
xx: xx LTV (OLTV) xx: 92.738% xx: 95.000% xx: -2.262% xx %: -2.xx% xx: xx used for xx: $210,000. xx: $194,750. LTV = 92.738%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )

The revised closing disclosure delivery does not require a new waiting period and:
The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as "In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or

The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.
Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paraxxh, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on CD dated xx/xx/2021.  LE dated xx/xx/2020 reflects a Credit Report fee at $20.00, however, Initial CD dated xx/xx/2021 reflects the Credit Report Fee at $20.36.  This is a fee increase of $0.36 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee addition on LE dated xx/xx/2021.  The LE dated xx/xx/2021 shows an added fee IBTS Report Fee of $225.00 which did not appear on previous LE. This is a fee increase of $225.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee addition on CD dated xx/xx/2021.  The LE dated xx/xx/2021 shows an added fee Transfer Taxes of $1950.00 which did not appear on previous LE. This is a fee increase of $1950.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, Property Eligibility - Ineligible manufactured housing.-----      Loan closed w/ incorrect property type as SFR Detached - Subject actually Manufactured multi-wide. When property type corrected AUS approval was lost. However, at the time of our review and based on the documents in file, we are unable to match the seller defect and have made the decision to escalate this for client review."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement in the loan file located at PG#333 reflects the expiration of rate lock agreement on xx/xx/2021. However, Note Document reflects Closing date as xx/xx/2021."	* Property is Manufactured Housing (Lvl 2) "Home is affixed to the land. An Appraisal Report located at xx shows the type of subject property as a manufactured home with xx. The manufacturer's name was Clayton Home in 2000 and the model# is Dream 2000. Affidavit of Affixation is not available in the loan file. Also, the VIN# is not available in the legal description of the recorded mortgage; however, the ALTA 7 Endorsement is attached to the final title policy located at “xx.”. The tax certificate attached to the updated title report shows that the subject property type is “Manufactured Home”."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48866538	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,747.94	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,147.43	2.500%	360	xx	xx	Conventional	Fixed	Refinance	57.505%	57.505%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	789	733	41.555%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx xx which was recorded on xx/xx/XXXX. xx chain of assignment has been found. xx active liens and judgments have been found. xx annual taxes of XXXX have been paid in the amount of $xx on xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX. xx subject property has been occupied by the owner. xx comments have been found for damage or repairs.
																																																																																	xx:xx:xx	xx			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Appraisal report is not available in the loan file and LP dated xx/xx/2021 reflects appraisal waiver. However per the seller tape "Borrower and Mortgage Eligibility - TX 50(a)(6) requirements not met. -- TX A6 closed w/o appraisal - PIW not allowed on TX A6 - Appraisal dated after note date"."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56385718	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,072.29	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,311.21	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	49.915%	49.915%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	728	Not Applicable	49.982%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx xx which was recorded on xx/xx/XXXX.

xx chain of assignment has been found.

xx active liens and judgments have been found.

xx annual taxes of XXXX have been paid in the amount of $xx on xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx subject property has been occupied by the owner. xx comments have been found for damage or repairs.

xx:xx:xx	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "As per seller tape, Borrower Not Employed Active - According to the loan documentation, the borrower was employed by XX and income from this employment was included in the debt-to-income ratio (DTI) calculation. Research confirmed that this borrower(s) was not employed as disclosed as of the closing date. Excluding the income resulted in revised total monthly income of $3,784.75 and a revised DTI of 68.59%. However, at the time of our review and based on the documents in file, we are unable to match the seller defect and have made the decision to escalate this for client review due to the impact on DTI. As per AUS/DU (Locator#XX Page#398) and its recommendation is “Accept" with 50.00%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the TRID Post-Consummation Event Validation Test.
This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan.
Please review the loan data to ensure the dates are in the correct fields."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)
(1)(ii) )

The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:

"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or

"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or

The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction
The creditor shall ensure that the consumer receives the disclosures required under paraxxh §1026.19(f)(1)(i) no later than three business days before consummation."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to a fee increase on CD dated xx/xx/2020. LE dated xx/xx/2020 reflects a Credit Report Fee at $20.00, however, CD dated xx/xx/2020 reflects the Credit Report Fee at $20.36. This is a fee increase of $0.36 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Loan approved as accept at 50%. Per tape, BWR was not employed at closing and DTI may be in excess of 68%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93533000	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,756.27	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,858.72	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	72.848%	72.848%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	695	706	30.807%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx xx which was recorded on xx/xx/XXXX.

xx chain of assignment has been found.

xx active liens and judgments have been found.

xx annual taxes of XXXX have been paid in the amount of $xx on xx/xx/XXXX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.

xx reason for default is unable to be determined. xx subject property has been occupied by the owner. xx comments have been found for damage or repairs.
xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: xx - xx: xx in xx/xx |---| |----| xx: xx per 1003 purpose of refinance is no cash-out xx: xx: xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan didn't meet TX 50(a)(6) requirements & TX A6 loan was closed without Appraisal - PIW is not allowed on TX A6 - Appraisal dated after note date."
																																																																																							* Missing Appraisal (Lvl 3) "A copy of Appraisal Report at origination is missing from loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72455899	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,092.55	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,233.07	2.625%	360	xx	xx	Conventional	Fixed	Refinance	68.989%	68.989%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	717	703	43.912%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx is a senior mortgage active in the favor of xx, in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx borrower xx has been working at xx of xx as a xx for X years X months.
xx comments have been found regarding reason for default.
xx foreclosure activity has been found.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Appraisal (Incomplete) Missing or error on the Rate Lock Origination Appraisal	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Available appraisal from loan document is after closing date."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Revised LE#2 dated xx/xx/2020 reflect Credit report Fee at $20.00. However Initial CD dated xx/xx/2020 Credit report Fee at $20.36. Valid COC is missing from the loan files."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed is missing from loan document."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue " Appraisal- appraisal not complete or compliant.----- TX A6 closed w/o appraisal - PIW not allowed on TX A6- appraisal dated after note date " appraisal is after closing date."
* Missing Appraisal (Lvl 3)     "Final Appraisal missing from the loan files."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Hand signed rate lock is missing from loan document."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.912%, the Borrower income was $7,473.75 and total expenses are in the amount of $2,280.91 + $1,001.00 and the loan was underwritten by AUS/DU (Locator# XX- loan file pg#53) and its recommendation is “Approve/Eligible” with a DTI of 44.00%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13070350	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,773.86	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,328.03	2.375%	360	xx	xx	Conventional	Fixed	Refinance	74.875%	74.875%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	760	Not Applicable	22.853%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xst half taxes for the year of XXXX-XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx Xnd half taxes for the year of XXXX-XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx borrower xx has been working at xx & xx as xx for X years X months.
xx comments have been found regarding reason for default.
xx foreclosure activity has been found.

xx:xx:xx	xx	Origination Appraisal	xx: xx: xx: xx |---| |----| xx: xx of xx reflect the property county xx. xx: xx:
xx: xx of xx: xx (GSE definition) xx: xx in xx/xx: xx %: xx: xx per xx data ,xx of xx is change in xx /xx. xx documents reflects as xx out. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2021. Initial LE dated xx/xx/2020 reflect Credit report Fee at $20.00. However Initial CD dated xx/xx/2021 Credit report Fee at $20.36. Valid COC is missing from the loan files."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed Document is missing from the loan document."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape Reflects the Following Issues, "Borrower and Mortgage Eligibility - LTV/CLTV/HCLTV calculated incorrectly.----  Loan amount exceeds max. Incorrect County for subject was used. With correct County, loan amount exceeds max."Supporting Document to validate the issue is missing from the loan documents."
																																																																																							* Missing Appraisal (Lvl 3) "Final Appraisal report is missing from the loan files."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8883816	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,844.74	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,147.73	3.375%	360	xx	xx	Conventional	Fixed	Refinance	77.391%	77.391%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	757	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. in the amount of $XXX,XXX.XX, which was recorded on xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xst half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx Xnd half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx borrower xx has been working at xx. as  xx for X years X months.
xx comments have been found regarding reason for default.
xx foreclosure activity has been found.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Origination Appraisal	xx: xx-xx DTI per 1003 xx: xx: 42.207% |---| |----| xx: NA xx: xx:
xx: xx-xx per 1003   xx: xx: 32.584%   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx (GSE definition) xx: xx in xx/xx: xx %: xx: xx as per xx application. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 reflect Credit report Fee at $20.00. However Initial CD dated xx/xx/2020 Credit report Fee at $20.36. Valid COC is missing from the loan files."
																																																																																							* Missing Appraisal (Lvl 3) "Final appraisal report is missing from the loan files."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to verify the Borrower Income, because borrower was not employed at closing."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61598193	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,325.18	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,368.51	2.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	Yes	732	Not Applicable	41.877%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xst half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx Xnd half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx Xrd half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx Xth half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx borrower xx has been working at xx. as xx for X months.
xx comments have been found regarding reason for default.
xx foreclosure activity has been found.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from loan file. However rate lock date is taken from the Rate lock conformation document which is located on (xx)."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""Unable to validate the Borrower Income. Rental income not eligible for use per tape. Unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12566184	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,031.26	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,204.13	2.750%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	777	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.xx, xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active liens and judgments have been found.
xx annual installment of county jurisdiction tax of XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Origination Appraisal	xx: MI xx: 25.000% xx: 20.000% |---| 5.000% |----| 5.00000% xx: xx reflects MI xx as 25.000%. xx: xx:
xx: xx of xx: xx rate or term xx: xx in xx/xx: xx %: xx: xx application reflects xx of xx as xx-xx. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test. The post-consummation reason for redisclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date.

2. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test. The post-consummation reason for redisclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was closed on xx/xx/2020; funded on xx/xx/2020; and was sold on xx/xx/2020 to FHLMC.  Wire returned and then loan was re-funded again."
																																																																																							* Missing Appraisal (Lvl 3) "A copy of Appraisal report at origination is missing from the loan file."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63250463	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$21,435.28	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,389.73	3.125%	360	xx	xx	Conventional	Fixed	Purchase	140.873%	140.873%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	789	779	26.754%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.xx, xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active liens and judgments have been found.
xx for the year XXXX/XXXX have been paid in the amount of $XX,XXX.XX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner. xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Initial Escrow Acct Disclosure	xx: MI xx: 30.000% xx: 20.000% |---| 10.000% |----| 10.00000% xx: xx reflects coverage xx as 30%. xx: xx:
xx: xx CLTV xx: 140.873%   xx: 93.660%   xx: 47.213%   xx %: 47.xx%   xx: 140.873%.   xx: xx:
xx: xx LTV (OLTV)   xx: 140.873%   xx: 93.660%   xx: 47.213%   xx %: 47.xx%   xx: 140.873%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 36.093%   xx: 35.045%   xx: 1.048%   xx %: 1.04800%   xx: 36.093%.   xx: xx:
xx: xx-xx per 1003 xx: 17.790% xx: 13.187% xx: 4.603% xx %: 4.xx% xx: 17.790%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Prohibited Fees Test, Charges That In Total Cannot Increase More Than 10% Test, Charges That Cannot Increase Test and TILA Finance Charge Test."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan has failed Prohibited Fees Test.

This loan failed the prohibited fees test. (N.J.S.A. §17:11C-74, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) a broker fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
1 Application fee
2 Origination Fee
3 Lock in fee
4 Commitment Fee
5 Warehouse Fee"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Finance Charge Test.

The disclosed finance charge is $336,519.05 and allowed is $338,657.59 however it is undercharged by $2,138.54."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Mortgage Broker Fee at $0.00, Credit Report Fee at $ 60.00, Processing Fee at $0.00, Renovation Consultant Fee at $0.00 and Transfer Taxes at $0.00, however Final CD dated xx/xx/2021 shows Mortgage Broker Fee at $15,000.00, Credit Report Fee at $ 61.08, Processing Fee at $795.00, Renovation Consultant Fee at $1,000.00, Transfer Taxes st $3,176.60. This is a fee increase of $19,972.68 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has also failed Charges That In Total Cannot Increase More Than 10% Test.
Comparable Fee Amount is $380.00 and Final Fee Amount is $472.00, the difference is of $92.00, which is greater than 10%."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account Disclosure is missing from the loan Documents."	* LTV or CLTV exceeds 104% (Lvl 2) "As per Note, the loan amount is $557,859.00 and as per Final Closing Disclosure sales value is $396,000,000. and the LTV is 140.873%. And CLTV is 140.873 .Hence, the CLTV/LTV is greater than 100%."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36042028	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,632.66	3.000%	360	xx	xx	Conventional	Fixed	Purchase	93.993%	93.993%	Full Documentation	Yes	xx	Unavailable	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	797	779	41.595%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx# xx/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx active judgments or lien have been found against the borrower or subject property.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx” at “xx of xx” for XX months.
xx-XX review has not been performed on this loan as latest servicing comments are missing.
xx:xx:xx	xx	Affiliated Business Disclosure Final 1003_Application Initial 1003_Application Missing or error on the Rate Lock	xx: xx CLTV xx: 93.993% xx: 93.990% |---| 0.003% |----| 0.00300% xx: xx used for xx: $412,000.00. xx of xx(s): $0.00. xx: $387,250.00. CLTV = 93.993%. xx: xx:
xx: xx LTV (OLTV)   xx: 93.993%   xx: 93.990%   xx: 0.003%   xx %: 0.00300%   xx: xx used for xx: $412,000.00. xx of xx(s): $0.00. xx: $387,250.00. CLTV = 93.993%.   xx: xx:
xx: xx P&I   xx: $1632.66   xx: $4632.66   xx: $-3000.00   xx %: -64.xx%   xx: xx reflects the xx P&I as $1,632.66.   xx: xx:
xx: xx-xx DTI per 1003   xx: 41.595%   xx: 43.410%   xx: -1.815%   xx %: -1.xx%   xx: xx per UW equals $11,878.33. xx subject property PITIA equals $2,293.85. xx other monthly payments $2,647.00. DTI = 41.595%.   xx: xx:
xx: xx-xx per 1003 xx: 19.311% xx: 20.000% xx: -0.689% xx %: -0.xx% xx: xx subject property PITIA equals $2,293.85. xx verified monthly income equals $11,878.33. xx equals 19.311%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Closing Disclosure dated xx/xx/2020 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure is missing in the loan file."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing in the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing Required Disclosures (Lvl 3)     "Your Home loan Toolkit and List of service providers is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."	* Loan does not conform to program guidelines (Lvl 2) "Seller tape reflects the following issue, "Conditions not cleared for MI/Has no MI". Supporting document (MI Cert) to validate the issue is available in the loan documents."
																																																																																								* Missing Final 1003_Application (Lvl 2) "Occupancy is primary however question "M" under declarations section on final 1003 indicates that the borrower is not intend to occupy the property."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15402607	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,560.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$463.76	3.000%	360	xx	xx	Conventional	Fixed	Purchase	50.000%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	809	Not Applicable	44.606%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX with the interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX with the interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx” at “xx” for XX months.
xx-XX review has not been performed on this loan as latest comment history is missing.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx-xx DTI per 1003 xx: 44.606% xx: 44.610% xx: -0.004% xx %: -0.00400% xx: xx per UW equals $2,742.23. xx subject property PITIA equals $721.21. xx other monthly payments $502.00. DTI = 44.606%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing COC for fee increase on LE dated xx/xx/2020. LE dated xx/xx/2020 reflects a Points - Loan Discount Fee of $250.00, however, LE dated xx/xx/2020 reflects the Points - Loan Discount Fee at $275.00. This is a fee increase of $25.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.606% as the Borrower income was $2,742.23 and total expenses are in the amount of $1,223.21 per AUS/DU (Locator#XXpdf pg#2) and its recommendation is “Approve/Eligible with 44.61%.”."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Loan was approved at 44.61%. Per tape, timeshare debt was not paid off and was not included in DTI calc. Unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7650463	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,033.69	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$793.57	3.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	44.665%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.

xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx IT xx/xx from X.X years.

xx:xx:xx	xx	xx: xx-xx DTI per 1003 xx: 44.665% xx: 44.670% |---| -0.005% |----| -0.00500% xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated xx/xx/2020. Revised CD dated xx/xx/2020 does not reflect Transfer Taxes. However, Final CD dated xx/xx/2020 reflect Transfer Taxes at $1,707.00. This is a fee increase of $1,707.00 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.665%, the Borrower income was $4,168.93 and total expenses are in the amount of $1,557.17 + $304.00 and the loan was underwritten by AUS/DU (Locator# XXpdf Pg#5) and its recommendation is “Approve/Eligible” with a DTI of 44.66%"
																																																																																								* Loan does not conform to program guidelines (Lvl 2) "Seller Tape reflects, "Aged Note". However to validate this issue no document is found."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32841023	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$364.31	$695.50	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$242.89	3.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	742	Not Applicable	37.269%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX by ‘xx and xx’ in favor of ‘xx’ which was recorded on xx/xx/XXXX under instrument# xx with loan amount of $XX,XXX.XX. xx chain of assignment is xxomplete. xx current assignee is with ‘xx’. xx active judgments/liens have been found against the subject property/owner/borrower. xx county taxes for XXXX (Xst installment) are delinquent in the amount of $XXX.XX which are payable through xx/xx/XXXX. xx county taxes for XXXX (Xnd installment) are due in the amount of $XXX.XX.	xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX	xx:xx: xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX xx evidences have been found regarding xx case and foreclosure process. xx visible damages have been found. xx loan was not modified since origination. xx servicing comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx COVID-19 review has not been performed. xx per XXXX, borrower was working at ‘xx’ as ‘xx’ from XX years.
xx:xx:xx	xx	xx: xx-xx DTI per 1003 xx: 27.745% xx: 37.280% |---| -9.535% |----| -9.xx% xx: xx-xx DTI per 1003 is as 34.138%. xx: xx:
xx: xx-xx per 1003   xx: 6.381%   xx: 9.520%   xx: -3.139%   xx %: -3.xx%   xx: xx-xx per 1003 is as 6.381%.   xx: xx:
xx: xx: 6412 xx: 6412 xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on Initial CD dated xx/xx/2020.  The Initial CD xx/xx/2020 shows an added fee of Transfer Taxes of $252.00 which did not appear on previous LE's. This is a fee increase of $252.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Sellers tape reflects the following issue, Flood insurance was not in place. We have flood insurance now. The Flood insurance was supposed to be paid at closing to XX. However, the Policy was canceled for lack of payment. A check was sent on 09/30 and it has not cleared. Later, a new check was cut in the amount of $493.75 to XX ad prior check was canceled. The new check was issued on xx/xx/2021."			Moderate	Not Covered	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50816494	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,431.77	4.000%	360	xx	xx	Conventional	Fixed	Purchase	74.994%	74.994%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	679	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes information is not mentioned.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx working details of borrower xx have not been found.

xx:xx:xx	xx	Initial 1003_Application Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: 74.994%   xx: 74.990%   xx: 0.004%   xx %: 0.00400%   xx: "xx used for xx: $399,900. xx of xx(s): $000. xx: $299,900. CLTV = 74.994%. "   xx: xx:
xx: xx LTV (OLTV)   xx: 74.994%   xx: 74.990%   xx: 0.004%   xx %: 0.00400%   xx: "xx used for xx: $399,900. xx: $299,900. LTV = 74.994%. "   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 77.310%   xx:    xx %:    xx:    xx: xx:
xx: xx-xx per 1003   xx: xx: 18.300%   xx:    xx %:    xx:    xx: xx:
xx: xx: 338 xx: 351 xx: -13 xx %: -3.xx% xx: xx document reflects xx date as xx/xx/2049. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test, Consummation or Reimbursement Date Validation Test and PA License Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Transfer Taxes at $8,998.00, however Final CD dated xx/xx/2019 shows Transfer Taxes at $17,995.50. This is a fee increase of $8,997.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement Hand Signed by Borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape is showing DTI over 77% as discrepancy on DTI. Unable to rely on docs in file and unable to calc ATR"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42488938	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,947.90	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$564.74	3.000%	360		xx	xx		Conventional	Fixed		Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	25.000%			Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	760	761	46.798%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xnd installment taxes for the year of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX.xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.

xx:xx:xx	xx	xx: xx-xx DTI per 1003 xx: 46.798% xx: 46.800% |---| -0.002% |----| -0.00200% xx: NA xx: xx:
xx: xx-xx per 1003 xx: 27.189% xx: 27.190% xx: -0.001% xx %: -0.00100% xx: xx per xx data, xx-xx ratio per 1003 reflect 27.190%. xx, xx 1003 document reflect 27.189%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Initial LE dated does not reflect Transfer Taxes . However, Initial CD dated xx/xx/2020 reflect Transfer Taxes at $586.50 This is a fee increase of $60.50 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 reflect Appraisal report Fee at $468.00. However Initial CD dated xx/xx/2020 Appraisal report Fee at $517.50 Valid COC is missing from the loan files."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "HomePossible 2 Unit at 95%. FHLMC Changed guidelines to 85% LTV"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.798%, the Borrower income was $3,311.73 and total expenses are in the amount of $900.43 + $649.39 and the loan was underwritten by AUS/DU (Locator# XX.pdf Pg#3) and its recommendation is “Approve/Eligible” with a DTI of 47.00%"		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9946074	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$76.29	$1,005.75	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$273.63	3.625%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	786	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx installments of county taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx installments of county taxes for the year of XXXX are delinquent in the amount of $XX.XX on xx/xx/XXXX till good through dated xx/xx/XXXX.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx as xx IVI xx from X.X years.

xx:xx:xx	xx	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx: xx: xx, xx. xx: xx |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 18.371%   xx: 18.370%   xx: 0.001%   xx %: 0.00100%   xx: xx per 1003 post-close DTi is 13.466%   xx: xx:
xx: xx-xx per 1003 xx: 8.669% xx: 8.670% xx: -0.001% xx %: -0.00100% xx: xx per 1003 post-close DTi is 8.669% xx: xx:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "An executed copy of Initial Escrow Account disclosure is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock agreement is missing from the loan file."	* Loan does not conform to program guidelines (Lvl 2) "The provided Seller’s tape is showing an alert that subject loan has aged Note."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73080556	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,897.38	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$514.68	4.125%	360	xx	xx	Conventional	Fixed	Purchase	73.239%	73.239%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	767	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX by ‘xx J. xx’ in favor of ‘xx’ which was recorded on xx/xx/XXXX under instrument# xx with loan amount of $XXX,XXX.XX.
xx chain of assignment is xxomplete. xx current assignee is with ‘xx’.
xx active judgments/liens have been found against the subject property/owner/borrower.
xx combined taxes for XXXX (Xst installment) are paid off in the amount of $ X,XXX.XX.
xx combined taxes for XXXX (Xnd installment) are due in the amount of $X,XXX.XX.
xx delinquent taxes have been found.	xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx tape data reflects the next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx tape data reflects the next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding xx case and foreclosure process.
xx visible damages have been found.
xx loan was not modified since origination.
xx servicing comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx COVID-19 review has not been performed.
xx per XXXX, borrower was working at ‘xx’ as ‘xx/ xx’ from XX years.

xx:xx:xx	xx	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: 73.239%   xx: 73.240%   xx: -0.001%   xx %: -0.00100%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 73.239%   xx: 73.240%   xx: -0.001%   xx %: -0.00100%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 49.305%   xx: 36.570%   xx: 12.735%   xx %: 12.xx%   xx:    xx: xx:
xx: xx-xx per 1003   xx: 15.413%   xx: 14.920%   xx: 0.493%   xx %: 0.xx%   xx:    xx: xx:
xx: xx: 353 xx: 355 xx: -2 xx %: -0.xx% xx: xx: xx:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account disclosure is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock agreement is missing from the loan file."	* Loan does not conform to program guidelines (Lvl 2) "The provided Seller’s tape is showing an alert that the subject loan has an aged Note."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39834586	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,037.30	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$989.52	2.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	773	792	40.689%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx#xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx is one prior judgment against the name of borrower in the amount of $XX,XXX.XX in favor of xx which was recorded on xx/xx/XXXX.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx” at xx for XX months.
xx-XX review has not been performed on this loan as the latest comment history is missing.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx-xx DTI per 1003 xx: 40.689% xx: 40.600% |---| 0.089% |----| 0.xx% xx: xx per UW equals $11,308.80. xx subject property PITIA equals $1,428.00. xx other monthly payments $3,173.40.00. DTI = 40.689%. xx: xx:
xx: xx-xx per 1003 xx: 12.627% xx: 12.540% xx: 0.087% xx %: 0.xx% xx: xx subject property PITIA (P&I $989.52 + xx $344.94 + xx $45.75 + xx $0.00 + MI $45.71 + HOA xx $2.08) equals $1,428.00. xx verified monthly income equals $11,308.80. xx equals 12.627%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Closing Disclosure dated xx/xx/2020 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue, "Aged Note" Supporting document to validate the issue is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."			Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95156383	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,087.80	$948.28	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$687.69	3.125%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# XXXX-xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xnd half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXX.XX.
xx Xst half taxes for the year of XXXX have been delinquent on xx/xx/XXXX in the amount of $X,XXX.XX and good through date was xx/xx/XXXX.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx loan is currently in collection. xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx borrower xx M. xx has been working at xx. as a xx for XX months.
xx RFD is unable to be determined. xx property is owner occupied.
xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx-xx DTI per 1003 xx: 39.226% xx: 39.230% |---| -0.004% |----| -0.00400% xx: xx: xx: xx: xx-xx per 1003 xx: 28.007% xx: 28.010% xx: -0.003% xx %: -0.00300% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $662.50 on final CD dated xx/xx/2020.
An initial LE dated xx/xx/2020 reflects the Transfer Taxes Fee as $0.00, however, the final CD reflected it as $662.50. There is a total fee increased of $662.50 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $662.50 on final CD dated xx/xx/2020.
An initial LE dated xx/xx/2020 reflects the Transfer Taxes Fee as $0.00, however, the final CD reflected it as $662.50. There is a total fee increased of $662.50 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate lock agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63145245	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,165.56	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$479.32	3.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	762	755	17.243%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx. xx active judgments or lien have been found against the borrower or subject property. xx annual xx for XXXX have been paid in the amount of $X,XXX.XX. xx prior year delinquent taxes have been found.	xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX with the interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX with the interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX. xx loan has not been modified since origination. xx per PACER report borrower has not filed bankruptcy since loan origination. xx evidences have been found regarding the current/prior foreclosure proceedings. xx subject property is owner occupied and no visible damages were reported. xx the time of loan origination borrower was xx and working as “xx” at “xx “since XXX months. xx-XX review has not been performed on this loan as latest comment history is missing.
xx:xx:xx	xx	Appraisal (Incomplete)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx-xx DTI per 1003   xx: 13.700%   xx: 22.070%   xx: -8.370%   xx %: -8.xx%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 6.963% xx: 6.960% xx: 0.003% xx %: 0.00300% xx: xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Appraisal Report is incomplete in the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Per tape, Aged Note. However, no supportive documents have been found in the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57517705	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	Unavailable	Unavailable	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,893.22	3.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx.
xx chain of assignment has been completed as currently the assignment is with MERS as nominee for xx.
xx active judgments or liens have been found pending.
xx report is unavailable.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.	xx:xx collection comments and payment history shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.
xx loan has not been modified since origination.
xx application available in the loan file located at xx) shows that the borrower is self employed and was working with xx & xx since last XX years as xx/xx.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx data reflects that MI is YES but the xx data reflects xx MI payments. xx: xx:
xx: xx-xx DTI per 1003   xx: 48.726%   xx: 51.820%   xx: -3.094%   xx %: -3.xx%   xx: xx income is $7882.00 and the after subject proposed amount is $3025.62 and the debt amount is $815.00.   xx: xx:
xx: xx-xx per 1003 xx: 38.386% xx: 38.390% xx: -0.004% xx %: -0.00400% xx: xx income is $7882.00 and the after subject proposed amount is $3025.62 and the debt amount is $815.00. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the Pennsylvania license validation test. The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $6,362.00 on final CD dated xx/xx/2020.
An initial LE dated xx/xx/2019 reflects the Transfer Taxes Fee as $6,563.00, however, the final CD reflected it as $12,925.00. There is a total fee increased of $6,362.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $6,362.00 on final CD dated xx/xx/2020.
An initial LE dated xx/xx/2019 reflects the Transfer Taxes Fee as $6,563.00, however, the final CD reflected it as $12,925.00. There is a total fee increased of $6,362.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
																																																																																							* Qualified Mortgage DTI exceeds 43% (Lvl 3) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.726% as the Borrower’s income is $7,882.00 and total expenses are in the amount of $3,840.62 and the loan was underwritten by AUS/LP (Locator#XX.pdf Page#2) & its recommendation is “Accept/Eligible” and DTI is showing in it as 49%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Loan approved at 49%. Tape is showing student loan was not paid off and DTI may be over 52%. Unable to calc ATR"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93327290	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,684.73	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$682.50	2.875%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	698	Not Applicable	43.268%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xnd installment taxes for the year of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx borrower xx has been working at xx as a xx for X xx.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx per loan document is MI certificate not applicable xx: xx:
xx: xx-xx DTI per 1003   xx: 43.300%   xx: 36.250%   xx: 7.050%   xx %: 7.05000%   xx: xx original T&I for the debt ratio: $682.50 (xx $370.91 + xx $67.42) equals $1121.83 + xx non mortgage debts 218 = DTI 43.300%. [xx there is no MI, no xx or no HOA use 0.00 for that amount.]   xx: xx:
xx: xx-xx per 1003 xx: 36.255% xx: 0.300% xx: 35.955% xx %: 35.xx% xx: xx per xx per 1003 is as 36.255%, xx data is showing 0.300%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test.

Final CD was disclosed on xx/xx/2020 and after more than 60 days the PCCD was disclosed on xx/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows State Tax/Stamps at $0.00, however Final CD dated xx/xx/2021 shows State Tax/Stamps at $940.00. This is a fee increase of $940.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape is showing following issue "Aged Note""			Moderate	Not Covered	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76457205	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,518.34	$2,760.58	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$331.91	2.875%	360	xx	xx	Conventional	Fixed	Purchase	55.172%	55.172%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	773	Not Applicable	47.544%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX by ‘xx’ in favor of ‘xx’ which was recorded on xx/xx/XXXX under instrument# xx with loan amount of $XX,XXX.XX. xx chain of assignment is xxomplete. xx current assignee is with ‘xx’. xx active judgments/liens have been found against the subject property/owner/borrower. xx county taxes for XXXX (Xst installment) are delinquent in the amount of $X,XXX.XX for xx/xx/XXXX which are payable through xx/xx/XXXX. xx county taxes for XXXX (Xnd installment) are due in the amount of $X,XXX.XX.	xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX	xx:xx: xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX xx evidences have been found regarding xx case and foreclosure process. xx visible damages have been found. xx loan was not modified since origination. xx servicing comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx COVID-19 review has not been performed. xx per XXXX, borrower was working at ‘xx.xx’ as ‘FC I’ from X months.
xx:xx:xx	xx	Missing or error on the Rate Lock Origination Appraisal	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: MI is not required in the loan documenxxs. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2021   xx: -365 (xx)   xx %:    xx: xx is as xx/xx/2020.   xx: xx:
xx: xx: $xx: $xx: $xx %: 10.xx%   xx: xx value is as 145,000.00.   xx: xx:
xx: xx CLTV xx: 55.172%   xx: 61.070%   xx: -5.898%   xx %: -5.xx%   xx: xx CLTV xx is as 55.172%.   xx: xx:
xx: xx LTV (OLTV)   xx: 55.172%   xx: 61.070%   xx: -5.898%   xx %: -5.xx%   xx: xx LTV is as 55.172%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 47.544%   xx: 48.580%   xx: -1.036%   xx %: -1.03600%   xx: xx-xx DTI per 1003 is as 48.576%.   xx: xx:
xx: xx-xx per 1003 xx: 28.515% xx: 29.550% xx: -1.035% xx %: -1.03500% xx: xx-xx 1003 is as 29.547%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. This loan failed the closing or reimbursement date validation test. FAIL The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on Final CD dated xx/xx/2020.  The Final CD shows an added fee Transfer Taxes of $580.50 which is seller paid and did not appear on previous LE or CDs.  This is a fee increase of $580.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Per seller tape, Aged Note. Supporting document to validate the issue is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.544% as the Borrower income was $2535.00 and total expenses are in the amount of $1205.25 per AUS/DU (Locator#MXX Page#2) and its recommendation is “Approve/Eligible with 48.58%."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77789193	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,042.68	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,070.94	3.125%	360	xx	xx	Conventional	Fixed	Purchase	90.909%	90.909%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	37.174%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx.
xx chain of the assignment has been completed.
xx is judgment active against the borrower prior to our subject mortgage in the favor of xx, xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx Xst half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx Xnd half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx of loan is currently performing. xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx employment details are not mentioned in URLA.
xx RFD is unable to be determined. xx property is owner occupied.
xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx CLTV xx: 90.909% xx: 91.000% |---| -0.091% |----| -0.xx% xx: "xx used for xx: $275,000.00 xx of xx(s): $00.00 xx: $250,000.00 CLTV = 86.207%. " xx: xx:
xx: xx LTV (OLTV)   xx: 90.909%   xx: 90.910%   xx: -0.001%   xx %: -0.00100%   xx: "xx used for xx: $275,000.00 xx: $250,000.00 CLTV = 86.207%. "   xx: xx:
xx: xx-xx DTI per 1003   xx: 37.174%   xx: 37.170%   xx: 0.004%   xx %: 0.00400%   xx: NA   xx: xx:
xx: xx-xx per 1003 xx: 28.581% xx: 28.580% xx: 0.001% xx %: 0.00100% xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Revised LE dated does not reflect Transfer Taxes at $00.00. However, Initial CD dated xx/xx/2020 reflect Transfer Taxes at $2,494.00. This is a fee increase of $2,494.00 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Revised LE#1 dated xx/xx/2020 reflect Appraisal report Fee at $468.00. However Initial CD dated xx/xx/2020 Appraisal report Fee at $470.00 Valid COC is missing from the loan files."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised LE#1 dated xx/xx/2020. Initial LE dated xx/xx/2020 reflect Points - Loan Discount Fee at $290.00. However, Revised LE dated xx/xx/2020 reflect Points - Loan Discount Fee at $312.50. This is fee increase of $22.50 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue "Aged Note""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock is missing from loan document."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96081849	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$427.12	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$436.02	4.750%	391	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2019	$47,601.47	$4,033.03	4.125%	$331.73	09/01/2019	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument# xx in the amount of $XX,XXX.XX in favor of xx.

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

XXXX combined Xst taxes have been paid in the amount of $XXX.XX on xx/xx/XXXX.

XXXX combined Xnd taxes have been paid in the amount of $XXX.XX on xx/xx/XXXX.

xx prior year delinquent taxes have been found in the updated title report.	xx of the payment history dated as of xx/xx/XXXX reveals that borrower has been the delinquent for X month. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB as of date reflects in the provided payment history is in the amount of $XXand current interest rate as per payment history is X.XXX%.	xx:xx loan is performing. xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current UPB is in the amount of $XX
xx loan modification agreement was made between (xx) and (xx) on XX,XXX.XX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.xx borrower has also promise to pay the deferred balance in the amount of $X,XXX.XX on the maturity date on xx/xx/XXXX.
xx of the payment history dated as of xx/xx/XXXX reveals that borrower has been the delinquent for X month. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB as of date reflects in the provided payment history is in the amount of $XXand current interest rate as per payment history is X.XXX%.
xx evidences have been found in last XX months and xx file regarding foreclosure proceedings.
xx evidences are available in loan file and in the latest servicing comments regarding xx.

xx:xx:xx	xx modification agreement was made between the borrower and xx on xx/xx/XXXX. xx new modified rate is X.XXX% and borrower promises to pay P&I in the amount of $XXX.XX which was begun on xx/xx/XXXX. xx new principal balance is $XX xx has agreed to defer the amount of $X,XXX.XX from the unpaid principal balance. xx interest bearing amount is $XX,XXX.XX and the maturity date is xx/xx/XXXX. xx for xx is xx.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1379 (xx) |----| xx: xx is xx/xx/2021. xx: xx:
xx: xx: 391   xx: 175   xx: 216   xx %: 123.xx%   xx: xx origina maturity term months is 391   xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $0.34   xx %: 0.00075%   xx: xx balance is $44,896.34   xx: xx:
xx: xx P&I   xx: $436.02   xx: $331.73   xx: $104.29   xx %: 31.xx%   xx: xx stated P&I is $436.02   xx: xx:
xx: xx: 4.xx%   xx: 4.xx%   xx: 0.xx%   xx %: 0.xx%   xx: xx stated rate is 4.xx%   xx: xx:
xx: xx: xx: xx %: xx: xx address street is xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15166441	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,665.46	01/20/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$478.74	9.326%	240	xx	xx	Conventional	Fixed	Cash Out	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with xx, xx., and it was recorded on xx/xx/XXXX.
xx chain of assignment has been completed and currently the assignment is with “U.S. xx, xx, as xx of xx xx” and it was recorded on xx/xx/XXXX.
xx subject mortgage is at first lien position. xx is no active judgment or lien found.
xx XXXX combined annual taxes have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior years delinquent taxes have been found.
xx payment history as of xx/xx/XXXX shows that the borrower has been current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which <was applied to the due date xx/xx/XXXX. xx current unpaid principal balance s in the amount of $XX,XXX.XX till the due date xx/xx/XXXX. xx current P&I is $XXX.XX, PITI is $XXX.XX and interest rate is X.XXX%.	xx:xx current status of the loan is collection and the next due date for the payment is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which <was applied to the due date xx/xx/XXXX. xx current unpaid principal balance s in the amount of $XX,XXX.XX till the due date xx/xx/XXXX. xx current P&I is $XXX.XX, PITI is $XXX.XX and interest rate is X.XXX%.
xx is a conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.xx% and a maturity date of the loan is xx/xx/XXXX. xx P&I as per updated payment history as of the date is $XXX.XX and rate of interest is X.xx%; however, there is a reduction in P&I and rate of interest with respect to original xx data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.

xx comment dated xx/xx/XXXX shows that the reason for default is curtailment of income.
xx foreclosure was initiated in this loan and the case was referred to an attorney on xx/xx/XXXX. xx latest comment dated xx/xx/XXXX shows that the sale is scheduled for xx/xx/XXXX. xx the foreclosure is placed on hold for loss mitigation. xx further information is available.

xx:xx foreclosure was initiated in this loan and the case was referred to an attorney on xx/xx/XXXX. xx latest comment dated xx/xx/XXXX shows that the sale is scheduled for xx/xx/XXXX. xx the foreclosure is placed on hold for loss mitigation. xx further information is available.
xx:xx	xx is a conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.xx% and a maturity date of the loan is xx/xx/XXXX. xx P&I as per updated payment history as of the date is $XXX.XX and rate of interest is X.xx%; however, there is a reduction in P&I and rate of interest with respect to original xx data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 47 (xx) |----| xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx amortization type is unavailable.   xx: xx:
xx: xx: 240   xx: 243   xx: -3   xx %: -1.xx%   xx: xx original maturity term months is 240   xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $0.37   xx %: 0.00071%   xx: xx balance is $51,990.37   xx: xx:
xx: xx: xx/xx/2007   xx: xx/xx/2003   xx: 1302 (xx)   xx %:    xx: xx note doc date is xx/xx/2007   xx: xx:
xx: xx P&I   xx: $478.74   xx: $375.51   xx: $103.23   xx %: 27.xx%   xx: xx stated P&I is $478.74   xx: xx:
xx: xx: 9.xx%   xx: 3.xx%   xx: 6.07640%   xx %: 6.07640%   xx: xx stated rate is 9.xx%   xx: xx:
xx: xx: xx: xx/xx/2052 xx: xx %: xx: xx maturity date is unavailable. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83602321	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,410.96	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$876.80	11.740%	240	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	$79,042.27	Unavailable	3.000%	$351.91	Unavailable	Financial Hardship	xx review of the xx title report dated XX/XX/XXXXreflects that the subject mortgage was originated on xx/xx/XXXX with the lender xx. in the amount of $XX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX

xx:xx to the review of the servicing comments, the loan is currently in collection. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX
xx per servicing comment dated xx/xx/XXXX, the borrower's income is impacted by xx-XX. xx plan was approved. xx, no further details have been found.
xx per comment dated xx/xx/XXXX, reason for default was xx.
xx foreclosure activity has been found.
xx per the servicing comments, the subject property has been occupied by the unknown and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx is conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest XX.xx % and a maturity date of xx/xx/XXXX. xx P&I as per payment history is the $XXX.XX and rate of interest is X.XXX%, however, there is a reduction in P&I and rate of interest with respect to xx data which seems that there would be a possible modification. xx servicing comment dated X/X/XXXXreflects that the loan was modified on xx/xx/XXXX. xx, no further details have been found.

Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1386 (xx) |----| xx: xx: xx:
xx: xx: 240   xx: 335   xx: -95   xx %: -28.xx%   xx:    xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $0.75   xx %: 0.00116%   xx:    xx: xx:
xx: xx: xx/xx/2009   xx: xx/xx/1999   xx: 3628 (xx)   xx %:    xx:    xx: xx:
xx: xx P&I   xx: $876.80   xx: $351.91   xx: $524.89   xx %: 149.xx%   xx:    xx: xx:
xx: xx: 11.xx%   xx: 3.00000%   xx: 8.xx%   xx %: 8.xx%   xx:    xx: xx:
xx: xx: xx: xx/xx/2049 xx: xx %: xx: xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97202597	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,742.42	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$645.02	2.750%	360	xx	xx	Conventional	Fixed	Refinance	83.158%	83.158%	Full Documentation	Yes	Not Applicable	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.813%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx, xx, dba xx.
xx chain of assignment has been completed as currently the assignment is with xx, xx, dba xx, recorded on xx/xx/XXXX.
xx and xx;
X) xx UUC mortgage found opened in the amount of $X.XX recorded on xx/xx/XXXX which is in the favor of xx.
xx;
X) xx county taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
X) xx county taxes of the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found pending.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.	xx:xx collection comments and payment history shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.
xx loan has not been modified since origination.
xx application is missing from the loan file. xx, unable to find borrower's employment details.
xx subject property is occupied by owner. xx visible damages or repairs have been observed on the subject property.
xx:xx:xx	xx	Credit Application Fraud Report Missing HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Note Origination Appraisal Right of Rescission	xx: xx #2 xx: xx: xx |---| |----| xx: xx 1008 reflects the xx as xx. xx: xx:
xx: xx-xx DTI per 1003   xx: 47.813%   xx: 46.500%   xx: 1.313%   xx %: 1.xx%   xx: xx 1008 reflects DTI as 47.813%.   xx: xx:
xx: xx-xx per 1003   xx: 18.992%   xx: 17.679%   xx: 1.313%   xx %: 1.xx%   xx: xx 1008 reflects housing ratio as 18.992%   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx 1008 document reflect xx. xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Original Note document is missing from the loan file."	* Application Missing (Lvl 3) "Final Application is missing from the loan file."
* Credit report incomplete (Lvl 3)     "Credit Report is missing from the loan file."
* Fraud Report Missing  (Lvl 3)     "Fraud Report is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, Loan underwritten with MI cert monthly should have been written with yearly premium. MI still in effect. As per 1008 located at "xx reflects that MI payment plan is Annual with $395.00."
* Missing Appraisal (Lvl 3)     "Appraisal is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan file."
* Mortgage Riders incomplete / inaccurate (Lvl 3)     "Renewal and Extension Rider is missing from the loan file."
* Required Documentation Missing or Incomplete  (Lvl 3)     "Government ID card of borrower is missing from the loan file."
* Reverification within 10 days is missing (Lvl 3)     "Missing Verbal Verification."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of Rescission document is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19105858	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,063.44	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,200.94	2.625%	Unavailable	xx	xx	Conventional	Fixed	Refinance	70.853%	70.853%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	37.110%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx, xx.
xx chain of assignment has been completed as currently the assignment is with MERS as nominee for xx, I xx.
xx active judgments or liens have been found pending.
xx;
X) Xst installment combined taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
X) Xnd installment combined taxes for the year of XXXX are due for the  amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found pending.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.	xx:xx collection comments and payment history shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.
xx loan has not been modified since origination.
xx application is missing from the loan file. xx, unable to provide borrower's employment details.
xx subject property is occupied by owner. xx visible damages or repairs have been observed on the subject property.
xx:xx:xx	xx	Credit Application Fraud Report Missing HUD-1 Closing Statement Missing or error on the Rate Lock Note Right of Rescission	xx: xx #2 xx: xx: xx |---| |----| xx: xx: xx: xx: xx: xx: 360 xx: xx %: xx: xx: xx: xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Original Note Document is missing from loan File."	* Application Missing (Lvl 3) "Final 1003 Application is missing from loan file."
* Fraud Report Missing  (Lvl 3)     "Fraud Report is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing from loan file."
* Loan does not conform to program guidelines (Lvl 3)     "As per tape, Loan disp/funded 1 day prior to actual funding date due to error counting rescission date due to Veteran Holiday. To validate the issue valid document that showing closing date is missing from loan documents. Final CD is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from loan file."
* Required Documentation Missing or Incomplete  (Lvl 3)     "Required documents are missing from the loan file for Rental property "1919 Faircloth Rd":-

Mortgage Statement

Hazard Insurance Policy"
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of Rescission is missing from loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60697460	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,522.53	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,228.80	4.625%	360	xx	xx	Conventional	Fixed	Refinance	78.994%	78.994%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	42.272%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx DBA xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx is a child support lien in the favor of xx which was recorded on xx/xx/XXXX. xx, the amount is unavailable.
xx jurisdiction taxes for the year XXXX/XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.	xx latest payment history is missing from the loan file.	xx:xx latest comment history is missing from the loan file. xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx CLTV xx: 78.994% xx: 78.990% |---| 0.004% |----| 0.00400% xx: xx per appraisal doc appraised value is $xx & loan amount is $xx .xx CLTV reflect 78.994% xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2020   xx: -10 (xx)   xx %:    xx: xx per note doc note date reflect 12/23/19 at pg#345   xx: xx:
xx: xx LTV (OLTV) xx: 78.994% xx: 78.990% xx: 0.004% xx %: 0.00400% xx: xx per appraisal doc appraised value is $xx & loan amount is $xx .xx LTV reflect 78.994% xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Credit Report Fee at $100.00, however Final CD dated xx/xx/2019 shows Credit Report Fee at $115.73. This is a fee increase of $15.73 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23699946	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,180.67	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,209.00	4.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	751	Not Applicable	45.305%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx
DBA xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx is judgment active prior to our subject mortgage in the favor of GCFS, xx., a xx in the amount of $XXXX.XX which was recorded on xx/xx/XXXX.
xx is judgment active prior to our subject mortgage in the favor of xx in the amount of $XXXX.XX which was recorded on xx/xx/XXXX.
xx Xst half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx Xnd half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx borrower xx has been working at xx for X year.
xx comments have been found regarding reason for default.
xx foreclosure activity has been found.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2019 xx: xx/xx/2019 |---| -2 (xx) |----| xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows State Tax/Stamps at $0.00, however Final CD dated xx/xx/2019 shows State Tax/Stamps at $3,679.20. This is a fee increase of $3,679.20 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan Documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.305% as the Borrower income was $13,500.00 and total expenses are in the amount of $6,116.20 per AUS/DU (LocatorXX Page#1) and its recommendation is “Approve/Eligible” at a DTI of 45.30"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4678027	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,255.62	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,641.78	3.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	No	No	709	Not Applicable	44.226%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx
DBA xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# XXXX-xx.
xx chain of the assignment has been completed.
xx is UCC lien active in the favor of xx, NA in the amount of $X.XX which was recorded on xx/xx/XXXX.
xx Xst half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx Xnd half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx Xnd half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXX.XX.
xx Xnd half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx borrower xx has been working at xx as xx of xx for X year X months.
xx comments have been found regarding reason for default.
xx foreclosure activity has been found.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| -8 (xx) |----| xx: xx as per xx: xx: xx: xx-xx DTI per 1003 xx: 26.539% xx: 44.226% xx: -17.687% xx %: -17.xx% xx: NA xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.878%, the Borrower income was $15,000.00 and total expenses are in the amount of $2,376.92 + $1,604.00 and the loan was underwritten by AUS/DU (Locator#XX pg#1) and its recommendation is “Approve/Eligible” with a DTI of 44.23%"		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74846675	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,014.24	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,471.71	4.125%	360	xx	xx	Conventional	Fixed	Purchase	93.236%	93.236%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	37.843%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx
DBA xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# XXXX-xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xst half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx Xnd half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx borrower xx has been working at xx, xx. as xx for X year.
xx comments have been found regarding reason for default.
xx foreclosure activity has been found.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx CLTV xx: 93.236% xx: 93.240% |---| -0.004% |----| -0.00400% xx: "xx used for xx: $547,000.00. xx: $510,000.00. LTV = 93.236% and CLTV = 93.236%. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -9 (xx)   xx %:    xx: xx reflets xx date as xx/xx/2020.   xx: xx:
																																																																																				xx: xx LTV (OLTV) xx: 93.236% xx: 93.240% xx: -0.004% xx %: -0.00400% xx: "xx used for xx: $547,000.00. xx: $510,000.00. LTV = 93.236%. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23917260	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,979.88	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,809.85	5.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Alternative	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	700	Not Applicable	41.051%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx
DBA xx in the amount of $XXX,XXX.XX, which was recorded on xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XX,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx borrower xx N. xx has been worked at xx, LLC as xx for X years.
xx comments have been found regarding reason for default.
xx foreclosure activity has been found.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx: xx |---| |----| xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.891%) is exceeded APOR (5.140%) by 0.751%. The APR threshold is 5.660% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.891%    Allowed: 5.140%    Over by: +0.751%

************************
This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))
The loan amount is $107,747.00 or more, and the transaction's total points and fees is $10,078.31, which exceeds 3 percent of the total loan amount of $324,837.53; or
The loan amount is less than $107,747.00 but at least $64,648.00, and the transaction's total points and fees is
$10,078.31, which exceeds $3,232.00; or

The loan amount is less than $64,648.00 but at least $21,549.00, and the transaction's total points and fees is
$10,078.31, which exceeds 5 percent of the total loan amount of $324,837.53; or
The loan amount is less than $21,549.00 but at least $13,468.00, and the transaction's total points and fees is
$10,078.31, which exceeds $1,077.00; or

The loan amount is less than $13,468.00 and the transaction's total points and fees is $10,078.31, which exceeds 8 percent of the total loan amount of $324,837.53"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on CD dated xx/xx/2019.  LE dated xx/xx/2019 reflects a Origination Points at $1065.19, however, CD dated xx/xx/2019 reflects the Origination Points at $1065.19.  This is a fee increase of $0.19 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )
The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.
The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.
Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.
Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.891%      Allowed: 5.140%     Over by: +0.751%"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement document is missing from the loan Documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65805284	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,221.14	$0.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,494.11	4.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	28.869%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx
DBA xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx.
xx chain of the assignment has been completed.
xx are two state tax liens active against the borrower in the favor of xx of xx and xx amount of $XX,XXX.XX which was recorded on xx/xx/XXXX and xx/xx/XXXX.
xx is judgment active in the favor of xx in the amount of $X.XX which was recorded on xx/xx/XXXX.
xx other taxes for the year of XXXX have been delinquent on xx/xx/XXXX in the amount of $XXX.XX.
xx other taxes for the year of XXXX have been delinquent on xx/xx/XXXX in the amount of $XX.XX.
xx Xst half taxes for the year of XXXX-XXXX have been delinquent on xx/xx/XXXX in the amount $XXX.XX.
xx Xnd half taxes for the year of XXXX-XXXX have been delinquent on xx/xx/XXXX in the amount of $XXX.XX. xx were good through on xx/xx/XXXX.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:`xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx borrower xx has been worked at xx as xx for X years.
xx comments have been found regarding reason for default.
xx foreclosure activity has been found.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2019 xx: xx/xx/2019 |---| -4 (xx) |----| xx: xx as 12/23/19. xx: xx: xx: xx-xx DTI per 1003 xx: 28.869% xx: 30.696% xx: -1.827% xx %: -1.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on Initial CD dated xx/xx/2019.  The Final CD shows an added fee Transfer Taxes of $346.50.00 which did not appear on previous LE's. This is a fee increase of $346.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock document is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25321034	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,661.78	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,632.52	2.625%	180	xx	xx	Conventional	Fixed	Refinance	62.428%	62.428%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	811	805	46.317%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx., which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
 xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx has been working at XXX xx., as a xx for XX year.

xx:xx:xx	xx	Missing or error on the Rate Lock Notice of Servicing Transfer	xx: xx: xx/xx/2024 xx: xx/xx/2021 |---| 1340 (xx) |----| xx: xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2021. xx last payment was received on xx/xx/2021 xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -6 (xx)   xx %:    xx: xx per note doc note date reflect 3/30/21 at locator (xx pg# 1)   xx: xx:
xx: xx-xx DTI per 1003   xx: 45.528%   xx: 56.477%   xx: -10.949%   xx %: -10.xx%   xx: AS per 1008 DTI reflect 44.584%.   xx: xx:
xx: xx of xx: xx (GSE definition) xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE result is Moderate as this loan has failed TILA Foreclosure Rescission Finance Charge Test and TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Foreclosure Rescission Finance Charge Test and TILA Finance Charge Test.

The disclosed finance charge is $116,290.85 and allowed is $116,601.53 however it is undercharged by $310.68."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.528% as the Borrower income was $10,157.07 and total expenses are in the amount of $4,624.34 per AUS/DU (Locator#XX  Page#78) and its recommendation is “Approve/Eligible” at a DTI of 45.53%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, file missing SE income docs. 1003 shows BWR as manager of store and not SE. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61384057	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,374.60	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,481.17	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	29.750%	29.750%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	735	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
 xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx D. DeGuzman has been working at xx & xx, LLC for X years X xx.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| -5 (xx) |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -4 (xx)   xx %:    xx: xx data reflects xx as 4/2/21 whereas xx reflects xx date as 3/29/21.   xx: xx:
xx: xx-xx DTI per 1003 xx: xx: 40.294% xx: xx %: xx: xx tape dta provides DTI as 40.294%, but 1003 reflects it as 43.454% xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2021 shows Appraisal Fee at $525.00, however Final CD dated xx/xx/2021 shows Appraisal Fee at $535.00. This is a fee increase of $10.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine borrower's ATR as Only one year's (2019) tax returns are available in the loan file. 2 yrs are generally required."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8618054	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$971.58	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$348.88	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	718	Not Applicable	32.440%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx loan was originated on xx/xx/XXXX and the first payment is due for xx/xx/XXXX.	xx:xx loan was originated on xx/xx/XXXX and the first payment is due for xx/xx/XXXX. . xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx borrower xx has been working at xx, LLC as a xx for X years X xx.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: 2 xx: 1 |---| 1 |----| 100.00000% xx: xx of xx reflect in xx report. xx: xx: xx: xx-xx DTI per 1003 xx: 35.356% xx: 27.338% xx: 8.018% xx %: 8.01800% xx: xx is $7405.45 xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "LTV of 75 exceed max of 70 for 2 family cash out refi.""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91830056	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,918.05	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,557.06	3.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	645	654	35.125%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.

xx chain of assignment has been found.

xx are multiple IRS liens active but SSN# does not match.
xx are multiple xx tax liens active but SSN# does not match.

xx are multiple child support liens active against the borrower xx.

xx Xst and Xnd installment of tax for the year of XXXX have been paid in the amount of $XXXX.XX on xx/xx/XXXX.
xx history is missing from the loan file.	xx:xx history is missing from the loan file. xx:xx:xx	xx	Affiliated Business Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| -3 (xx) |----| xx: xx document reflects note date as xx/xx/2021 xx: xx:
xx: xx-xx DTI per 1003   xx: 35.125%   xx: 0.343%   xx: 34.782%   xx %: 34.xx%   xx:    xx: xx:
xx: xx: xx: SANB xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and Charges That In Total Cannot Increase More Than 10% Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2021 reflects Loan Origination Fee at $5,201.00. However, Revised CD dated xx/xx/2021 reflects Loan Origination Fee at $5,201.25. This is an increase of $0.25 for charges that cannot increase 0% Tolerance tests.

Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2021 does not reflects City/County Tax/Stamps. However, Revised CD dated xx/xx/2021 reflects the addition of City/County Tax/Stamps fee at $401.50. This is an increase of $401.50 for charges that cannot increase 0% Tolerance tests. Valid COC for the addition of City/County Tax/Stamps fee is missing from the loan documents. ( Final Cd reflects City/County Tax/Stamps fee paid by Seller)

Loan failed charges that cannot increase in total more than 10% tolerance test. Total of fees in Section C & Recording Fee on Initial LE dated xx/xx/2021 is at $2,292.00. However, total of fees in Section C & Recording Fee on Revised CD dated xx/xx/2021 is at $3,499.00. This is an increase of $977.80 for charges that cannot increase in total more than 10% tolerance test. ( Final CD reflects title related and recording fees in the amount of $1187.50 paid by Seller)"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue "LOST APPROVE ELIGIBLE FANNIE"."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "DU/GUS/AUS is missing from loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from loan document."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from loan document."	* Settlement date is different from note date (Lvl 2) "Original Note document reflects note date as xx/xx/2021 and Mortgage document reflects closing date as xx/xx/2021"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61039208	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,707.00	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$895.97	4.375%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.

xx chain of assignment has been found.
xx active liens and judgments have been found.
xx annual taxes of XXXX have been paid in the amount of $XXXX.XX on xx/xx/XXXX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.

xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.

xx:xx:xx	xx	xx: xx: xx: xx |---| |----| xx: xx reflect xx as xx. xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: -11 (xx)   xx %:    xx: xx the xx as xx/xx/2019.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: xx: 33.000% xx: xx %: xx: xx 1003 xx DTI as 34.116%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Finance Charge Test.

The disclosed finance charge is $156,962.66 and allowed is $157,349.84 however it overcharged or undercharged by $387.18."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Transfer Taxes at $197.00, however Final CD dated xx/xx/2019 shows Transfer Taxes at $457.00. This is a fee increase of $260.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflects following issue " New Creditor - cable collection showed up on credit report post-close ""
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 0xx/xx/2019. Notary signature date on the Mortgage/Deed of Trust is xx/xx/2019. Note date is xx/xx/2019."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94007581	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$570.16	3.875%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	33.368%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx..
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes have been exempted.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
 xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx has been working at xx. as an xx for X month.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx-xx DTI per 1003 xx: 33.368% xx: 0.318% |---| 33.050% |----| 33.05000% xx: xx T&I for xx: (xx $145.63+ xx $148.42 +MI $56.58.total of all xx-xx $260.99 xx income verified is $3541.67.xx-xx 1003 is33.368%. xx: xx:
																																																																																				xx: xx-xx per 1003 xx: 25.999% xx: 0.260% xx: 25.739% xx %: 25.xx% xx: xx T&I for xx: (xx $145.63+ xx $148.42 +MI $56.58.xx income verified is $3541.67.xx-xx 1003 is 25.999%. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* Loan does not conform to program guidelines (Lvl 2) "The provided Seller’s tape is showing an alert that ran findings without the HFA community second indicator, when reran with indicator findings referred."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12650906	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,822.00	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$659.91	4.000%	360	xx	xx	Conventional	Fixed	Refinance	97.000%	97.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	24.989%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
 xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.

xx:xx:xx	xx	xx: xx-xx DTI per 1003 xx: 24.989% xx: 0.250% |---| 24.739% |----| 24.xx% xx: NA xx: xx:
xx: xx-xx per 1003   xx: 21.317%   xx: 0.213%   xx: 21.104%   xx %: 21.xx%   xx: NA   xx: xx:
																																																																																				xx: xx: 350 xx: 349 xx: 1 xx %: 0.xx% xx: NA xx: xx:	3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "Prohibited Fees Test: Loan Data $365.00 Comparison data $00.00 Variance $365.00"			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25980763	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$304.90	$361.28	12/13/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,885.59	2.375%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	49.034%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx..
xx of assignment has been completed. xx, the mortgage is MERS as nominee for xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst installment taxes for the year of XXXX have been paid in the amount of $XXX.XX.
Xnd installment taxes for the year of XXXX xx have been paid in the amount of $XX.XX.
Xst installment taxes for the year of XXXX xx have been delinquent in the amount of $XX.XX.
Xnd installment taxes for the year of XXXX have been delinquent in in the amount of $XXX.XX
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
 xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx borrower xx has been working at ADC xx as a xx for X years X months.

xx:xx:xx	xx	Mortgage Insurance	xx: xx CLTV xx: 98.189% xx: 0.965% |---| 97.224% |----| 97.xx% xx: xx per xx CLTV is 98.189% xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 0.965%   xx: 97.224%   xx %: 97.xx%   xx: xx per appraisal LTV is 98.189%   xx: xx:
xx: xx-xx DTI per 1003   xx: 49.034%   xx: 0.490%   xx: 48.544%   xx %: 48.xx%   xx: as per 1003 DTI is 49.034%   xx: xx:
xx: xx-xx per 1003 xx: 41.459% xx: 0.415% xx: 41.044% xx %: 41.04400% xx: xx per 1003 housing ratio is 41.459%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2021) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2021). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $61.00 on final CD dated xx/xx/2021.
The revised LE dated xx/xx/2021 reflects the Non-specific Lender Credit as $1,819.00 but the final CD dated xx/xx/2021 reflected it as $0.00. There is a decreased in Non-specific Lender Credit on final CD in the amount of $61.00.

2. This loan failed the revised closing disclosure delivery date test (no waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the revised closing disclosure delivery date test (no waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $61.00 on final CD dated xx/xx/2021.
The revised LE dated xx/xx/2021 reflects the Non-specific Lender Credit as $1,819.00 but the final CD dated xx/xx/2021 reflected it as $0.00. There is a decreased in Non-specific Lender Credit on final CD in the amount of $61.00."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was calculated on 2021 max loan amount instead of 2020.."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.03% as the Borrower’s income is $7,366.67 and total expenses are in the amount of $3,612.17 and the loan was underwritten by AUS/DU (Locator#XX Page#13) & its recommendation is “Approve/Eligible” and DTI is showing in it as 49.03%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79308165	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,155.00	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,129.84	2.625%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	43.908%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes information is not mentioned.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
 xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx borrower xx has been working at xx HealthCare as a xx for X months.

xx:xx:xx	xx	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| 35 (xx) |----| xx: xx per xx data ,xx is xx/xx/2020 .xx documents reflects as xx/xx/2020. xx: xx:
xx: xx-xx DTI per 1003 xx: 44.242% xx: 0.431% xx: 43.811% xx %: 43.xx% xx: xx per xx data ,xx DTI is 0.431%.xx documents reflects as 44%. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.24% as the Borrower’s income is $5,546.66 and total expenses are in the amount of $2,453.94 and the loan was underwritten by AUS/LP but no such copy is in the loan file to confirm its recommendation; however, provided final 1008 (Locator# XX.pdf Page#1) is showing the borrowers' DTI is 44.24% at origination."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the Pennsylvania license validation test (PA HB 2179 Section 6111). The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $2,900.00 on final CD dated xx/xx/2020.
An initial LE dated xx/xx/2020 reflects the Transfer Taxes Fee as $2,900.00, however, the final CD reflected it as $5,800.00. There is a total fee increased of $2,900.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $2,900.00 on final CD dated xx/xx/2020.
An initial LE dated xx/xx/2020 reflects the Transfer Taxes Fee as $2,900.00, however, the final CD reflected it as $5,800.00. There is a total fee increased of $2,900.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that this is a Home Ready loan but the Counseling Certificate was never done."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "A copy of AUS/LP is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95284954	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,758.46	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,718.43	2.500%	360	xx	xx	VA	Fixed	Refinance	98.286%	98.286%	Streamline Refinance	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	712	731	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx of xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx of xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $xx.
xx prior year delinquent taxes have been found.	xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in currently in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx borrower xx has been working at xx of xx as a xx for X years X months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -10 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 0.000%   xx:    xx %:    xx: xx reflects xx as 10/30/20.   xx: xx:
xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan is a VA IRRRL & it does not meet 210 seasoning requirement."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "The subject property is located in CA State. The transaction date of the subject loan is mentioned in provided ROR/NRTC as xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62398884	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,930.51	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$442.60	3.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	662	725	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx. D/B/A xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx as xx from X months.

xx:xx:xx	xx	xx: xx of xx: 1 xx: 0 |---| 1 |----| xx: xx of the loan is 1 but tape shows as 0. xx: xx:
xx: xx-xx DTI per 1003   xx: 55.464%   xx: 55.000%   xx: 0.464%   xx %: 0.xx%   xx: xx DTI is 55.464% but the tape shows as 55.000%.   xx: xx:
xx: xx: 359 xx: 360 xx: -1 xx %: -0.xx% xx: xx terms are stated as 359 months but tape shows as 360 months. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.46% as the Borrower’s income is $7,338.00 and total expenses are in the amount of $4,069.97 and the loan was underwritten by AUS/DU (Locator#XX_XX_pdf Page#492) & its recommendation is “Approve/Ineligible” and DTI is showing in it as 55.46%.

The provided Seller’s tape is showing an alert that the subject loan was closed at 45% DTI as Approve/Eligible."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. 2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $759.35 on final CD dated xx/xx/2021. Provided initial LE dated xx/xx/2021 reflects the Transfer Taxes Fee as $591.00, however, the final CD reflected it as $1,350.35. There is a total fee increased of $759.35 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $759.35 on final CD dated xx/xx/2021. Provided initial LE dated xx/xx/2021 reflects the Transfer Taxes Fee as $591.00, however, the final CD reflected it as $1,350.35. There is a total fee increased of $759.35 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25300479	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,795.25	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,020.98	2.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	780	723	40.113%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx. for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx of xx as xx from XXX months.

xx:xx:xx	xx	xx: xx: 1 xx: 2 |---| -1 |----| -50.00000% xx: xx reflects xx type as xx (1-4 xx). xx: xx:
xx: xx-xx DTI per 1003   xx: 25.892%   xx: 43.830%   xx: -17.938%   xx %: -17.xx%   xx: xx per 1003 xx report the total monthly income is $26,465.31 and the total monthly expenses are $13,528.24. DTI is 40.113%.   xx: xx:
xx: xx-xx per 1003 xx: 12.282% xx: 12.280% xx: 0.002% xx %: 0.00200% xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 does not reflect Transfer Taxes . However, Initial CD dated xx/xx/2020 reflects Transfer Taxes at $1,850.00 This is a fee increase of $1,850.00 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Revised LE#2 dated xx/xx/2020 reflect Points - Loan Discount Fee at $10,863.00. However, in Initial CD dated xx/xx/2020 reflect Points - Loan Discount Fee at $10,863.20 This is fee increase of $0.20 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflects the following issue is "Chase is applying their 35% max DTI overlay due to 12% of the borrowers total income is SE for a partnership on rental income
																																																																																							" Supportive Document to validate the issue is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "DTI discrepancy in file. UW at 41 but tape shows manual 43.83% which would be a QM exception. Unable to rely on docs in file and unable to calc ATR."		Moderate	Not Covered	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17114390	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,367.21	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$722.04	2.500%	360	xx	xx	VA	Fixed	Refinance	71.663%	71.663%	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	809	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx. D/B/A xxfor the amount of $XXX,XXX.XX. xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found. xx active liens and judgments have been found against the borrower and subject property. xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year delinquent taxes have been found.	xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed. xx, the borrower is working at xx from XXX months.
xx:xx:xx	xx	xx: xx #1 xx: xx: M |---| |----| xx: xx: xx:
xx: xx 1 xx 1 xx/xx of xx: xx-E7   xx: xx - E7   xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 71.663%   xx: 71.306%   xx: 0.357%   xx %: 0.xx%   xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -6 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV)   xx: 71.663%   xx: 71.306%   xx: 0.357%   xx %: 0.xx%   xx:    xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Per tape, VA - not eligible for loan guarantee. Prior loan was a 15 year fixed Mortgage, new Mortgages cannot exceed 25 years; this loan closed with 30 year term."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the loan origination fee test. (VA Pamphlet 26-7, Chapter 8.02, VA State Deviation Chart (xx/xx/2017) )
The loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount, or 1% of the unpaid principal balance if the loan is an Interest Rate Reduction Refinance Loan (IRRRL).
In addition to certain itemized fees and charges designated by VA guidelines, the lender may charge the veteran a flat charge not to exceed 1%. The lender's maximum allowable flat charge of 1% is intended to cover all of the lender's costs and services which are not reimbursable as "itemized fees and charges."

The seller, lender, or any other party may pay fees and charges, including discount points, on behalf of the borrower. VA regulations limit charges "made against or paid by" the borrower. They do not limit the payment of fees and charges by other
																																																																																								parties."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33226166	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,588.91	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,342.05	5.000%	360	xx	xx	VA	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Yes	xx	xx	14.400%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	629	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx which was recorded on xx/xx/XXXX under instru# XXXX-xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx is one credit card judgment against the name of borrower in favor of xx which was recorded on xx/xx/XXXX but amount of judgment has not been provided.

xx annual xx for XXXX have been paid off in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx is xx.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx document is missing from the loan documents. xx: xx:
xx: MI xx: 06-06-6-xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2018   xx: xx/xx/2020   xx: -843 (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2018.   xx: xx:
xx: xx: $xx: $xx: $xx %: 9.xx%   xx: xx reflects appraisal value as xx.   xx: xx:
xx: xx-xx DTI per 1003 xx: 41.112% xx: 41.110% xx: 0.002% xx %: 0.00200% xx: xx 1003 reflect post - close DTI as 41.112% xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the prohibited fees test. (VA Pamphlet 26-7, Chapter 8.03, VA State Deviation Chart (xx/xx/2017)). The loan charges one or more unauthorized fees. Certain fees may not be charged to the veteran under any circumstance including below mentioned one-

Prohibited Fees Test Inclusion-

Attorney's Fee (Closing Agent Only) paid by Borrower: $559.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $25.00 on final CD dated xx/xx/2018. There is a total fee increased of $25.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees.

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $492.50 on final CD dated xx/xx/2018.
The final CD reflects the cumulative Fees in B section increased of 29.352% with the amount of $492.50 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan is a VA Refinance & rolling 30 days, history and notes provided."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4861363	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,078.91	12/21/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$617.65	3.500%	360	xx	xx	FHA	Fixed	Refinance	94.860%	94.860%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	611	Not Applicable	22.970%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx which was recorded on xx/xx/XXXX under xx/xx# xx/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx active judgments or liens have been found against the name of borrower or subject property.

xx annual xx for XXXX have been paid off in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx” at “xx” for XXX months.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx per loan document final application MI payment reflects, lender G/L require MI xx yes, MI certificate is missing and xx date is reflected xx. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2021   xx: -416 (xx)   xx %:    xx: xx per loan document appraisal report dated is xx/xx/2020, however appraisal report date is reflected in xx data showing dated is xx/xx/2021   xx: xx:
xx: xx: $xx: $xx: $-xx %: -8.xx%   xx: xx per loan document xx is $XX locator =XX75, however appraised value is reflected $159,000.00 in xx.   xx: xx:
xx: xx-xx DTI per 1003   xx: 22.970%   xx: 18.470%   xx: 4.500%   xx %: 4.xx%   xx: xx subject property PITIA (P&I $ 617.65 + xx $ 85.08 + xx $67.33 + xx $0.00 + MI $89.33 + HOA xx $0) equals $859.39. xx verified monthly income equals $1168.39. xx equals 22.970%.   xx: xx:
xx: xx of xx: xx-xx: xx in xx/xx: xx %: xx: xx per xx of xx is provider xx-xx, xx of xx is reflected xx in xx in xx/xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Transfer Taxes at $413.00, however Final CD dated xx/xx/2020 shows Transfer Taxes at $414.00. This is a fee increase of $1.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Over-mortgaged, appraised value utilized instead of purchase price - property acquired < 12 months prior to refinance"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82015303	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,475.42	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,182.66	2.625%	360	xx	xx	Conventional	Fixed	Refinance	57.175%	57.175%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	741	Not Applicable	49.777%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX by ‘xx D xx and xx.’ in favor of ‘xx, xx.’ which was recorded on xx/xx/XXXX under instrument# XXXX-xx-XX with loan amount of $XXX,XXX.XX.
xx chain of assignment is xxomplete. xx current assignee is with ‘xx, xx’.
xx are two state tax liens against the subject borrower in the amount of $X,XXX.X which was recorded on xx/xx/XXXX and xx/xx/XXXX in the favor ‘xx of the xx of xx’.
xx county taxes for XXXX are paid off in the amount of $X,XXX.XX.
xx prior delinquent taxes have been found.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount $XXX,XXX.XX.	xx:xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount $XXX,XXX.XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx per XXXX, borrower was working at ‘xx/ xx’ as ‘xx’ from X years.
xx visible damages have been found in available collection comments.
xx per document (located-xx - xx.pdf), they do not have servicing comments till xx/xx/XXXX.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx per xx data, xx doesn't require MI. xx, xx reflect xx. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -156 (xx)   xx %:    xx: xx per xx data, xx date reflect xx/xx/2020. xx, xx document reflect xx/xx/2020.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -19.xx%   xx: xx per xx data,xx value reflect $640,000.00. xx, xx document reflect $515,000.000.   xx: xx:
xx: xx-xx DTI per 1003   xx: 49.777%   xx: 49.780%   xx: -0.003%   xx %: -0.00300%   xx: xx PITI for xx: (xx $370.25 + xx $95.25 + P&I $1,182.66 ) + other monthly debts:$767.00 equals $2,415.84.   xx: xx:
xx: xx: 1900 E xx: 1900 xx: xx %: xx: xx per xx data, xx reflect 1900 xx. xx, xx document reflect 1900 E xx. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Revised LE#2 dated xx/xx/2020 does not reflect Appraisal report Fee. However Initial CD dated xx/xx/2020 Appraisal report Fee at $625.00. Valid COC is missing from the loan files."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated xx/xx/2020. Initial LE dated xx/xx/2020 reflect Points - Loan Discount Fee at $1,935.00. However, Final CD dated xx/xx/2020 reflect Points - Loan Discount Fee at $1,958.09. This is fee increase of $23.09 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller Tape reflects following issues: "2 separate Accessory units. One was not given any value however FNMA/FHLMC only allows a max of 1 ADU.""	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.777%, the Borrower income was $4,853.33 and total expenses are in the amount of $1,648.84 + $767.00 and the loan was underwritten by AUS/DU (Locator#XX Pg#5) and its recommendation is “Approve/Eligible” with a DTI of 50%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17290971	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,824.52	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,288.56	3.990%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	49.590%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX by ‘xx and xx’ in favor of ‘xx, xx.’ which was recorded on xx/xx/XXXX under instrument# xx with loan amount of $XXX,XXX.XX.
xx chain of assignment is xxomplete. xx current assignee is with ‘xx, xx’.
xx active judgments/liens have been found against the subject property/owner/borrower.
xx county taxes for XXXX are paid off in the amount of $X,XXX.XX.
xx prior delinquent taxes have been found.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx comment dated xx/xx/XXXX shows that forbearance plan has been started from xx/xx/XXXX to xx/xx/XXXX. xx comment dated xx/xx/XXXX shows that reason for default is impacted from COVID-19. xx comment dated xx/xx/XXXX shows that forbearance plan was cancelled. xx further details have been found.
xx per XXXX, borrower was working at ‘xx, xx’ as ‘xx’ from X years and X months.
xx comment dated xx/xx/XXXX shows that subject property is occupied by borrower.

xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2020   xx: -550 (xx)   xx %:    xx: xx in loan documents reflects xx date as xx/xx/2019.   xx: xx:
xx: xx: $xx: $xx: $2500.00   xx %: 0.xx%   xx: xx in loan documents reflects xx as $276,000.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx in loan documents reflects xx type as PUD. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $190.61 on final CD dated xx/xx/2019.
Provided initial LE dated xx/xx/2018 reflects the Transfer Taxes Fee as $3,223.00, however, the final CD reflected it as $3,413.61. There is a total fee increased of $190.61 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $190.61 on final CD dated xx/xx/2019.
Provided initial LE dated xx/xx/2018 reflects the Transfer Taxes Fee as $3,223.00, however, the final CD reflected it as $3,413.61. There is a total fee increased of $190.61 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was downgraded, PL less 120 days and refund tax returns are missing."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.12% as the Borrower’s income is $5,677.27 and total expenses are in the amount of $2,815.33 and the loan was underwritten by AUS/DU (Locator#XXpdf Page#9) & its recommendation is “Approve/Eligible” and DTI is showing in it as 49.59%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84940727	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,034.39	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,107.65	2.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	743	706	52.539%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx, xx dba xx DBA xx which was recorded on xx/xx/XXXX under xx/xx# DXXXXXXXXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx active judgments or liens have been found against the name of borrower or subject property.

xx annual xx for XXXX have been paid off in the amount of $XX,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was working as “xx” at “xx, xx” for XX months.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2021   xx: -144 (xx)   xx %:    xx: xx document reflects appraised date on xx/xx/2020   xx: xx:
xx: xx: $xx: $xx: $-5000.00   xx %: -0.xx%   xx: xx document reflects appraised value $635,000.00   xx: xx:
xx: xx-xx DTI per 1003   xx: 52.539%   xx: 52.530%   xx: 0.009%   xx %: 0.00900%   xx: "xx original T&I for the debt ratio: (xx $826.04 + xx $172.15 + xx $00.00 + MI $00.00 + HOA xx $8.33 ) equals $1006.52"   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx document reflects property is PUD xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.539% as the Borrower income was $15,720.00 and total expenses are in the amount of $8,259.17."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Appraisal Fee at $500.00, however Final CD dated xx/xx/2020 shows Appraisal Fee at $650.00. This is a fee increase of $150.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75649243	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,783.38	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,613.95	3.000%	360	xx	xx	Conventional	Fixed	Refinance	57.674%	57.674%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	679	Not Applicable	42.564%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx. D/B/A xx for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is from xx, xx recorded on xx/xx/XXXX.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the collection and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx as xx/CEO from XX months.

xx:xx:xx	xx	Affiliated Business Disclosure
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Disclosures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Note
Notice of Servicing Transfer
Right of Rescission	xx: xx: xx, < 60 xx: xx |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1398 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2021   xx: -165 (xx)   xx %:    xx: xx the date effective date as xx/xx/2020.   xx: xx:
xx: xx: $xx: $xx: $xx %: 5.xx%   xx: xx reflects the appraised value as $1,075,000.00.   xx: xx:
xx: xx-xx DTI per 1003   xx: 42.564%   xx: 42.560%   xx: 0.004%   xx %: 0.00400%   xx: xx 1003 reflects as xx - close DTI as 42.564%.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx 1003 reflects purpose of loan as xx.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx 1003 reflects xx of loan as xx. xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Only First Page of Note Document is present in Loan File."	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership Counseling Document is missing from the Loan Documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing from the Loan Documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing from the Loan Documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "DU/GUS/AUS Document is missing from the Loan Documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from the Loan Documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from the Loan Documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement signed by the Borrower is Missing From the Loan Documents."
* Missing Required Disclosures (Lvl 3)     "List of Service Providers Document is missing from the Loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from the Loan Documents."	* Missing flood cert (Lvl 2) "Flood Certificate Document is missing from the Loan Documents."
* Missing proof of hazard insurance (Lvl 2)     "Valid Hazard Insurance Policy is missing From the Loan Documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the Loan Documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission Document is missing from the Loan Documents."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""Unable to determine borrower's ATR as Tax Returns of year 2019 are missing in the loan file." Tape shows did not use 2019 Sched E loss and DTI may be in excess of 68%. Unable to rely on docs in file and unable to calc ATR."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9918520	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,113.01	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$953.24	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	54.941%	54.941%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	772	804	27.533%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the collection and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx, xx.  as xx from XXX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx, < 60 xx: xx |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: A   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -47 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2021   xx: -138 (xx)   xx %:    xx: xx per appraisal , appraisal date is xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 27.533%   xx: 27.530%   xx: 0.003%   xx %: 0.00300%   xx: xx per 1003 xx-close DTI is 27.533%.   xx: xx:
xx: xx of xx: xx - xx: xx in xx/xx:    xx %:    xx: xx per 1003 purpose os refinance is cash out-other.   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $113,445.32. The disclosed finance charge of $113,288.32 is not considered accurate because it is understated by more than $100.  TILA Finance Charge Test is fail. Loan data is $113,288.32 and comparison data is $113,445.32. Hence, the variance is -$157.00.   This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $113,445.32. The disclosed finance charge of $113,288.32 is not considered accurate for purposes of rescission because it is understated by more than $35.  TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is $113,288.32 and comparison data is $113,445.32. Hence, the variance is -$157.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on CD dated xx/xx/2020.  LE dated xx/xx/2020 reflects a Document Preparation Fee  at $150.00, however, CD dated xx/xx/2020 reflects the Document Preparation Fee at $200.00.  This is a fee increase of $50.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee increase on CD dated xx/xx/2020.  LE dated xx/xx/2020 reflects a Credit Report Fee  at $50.00, however, CD dated xx/xx/2020 reflects the Credit Report Fee at $66.00.  This is a fee increase of $16.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee increase on CD dated xx/xx/2020.  LE dated xx/xx/2020 reflects a Points - Loan Discount Fee  at $1459.00, however, CD dated xx/xx/2020 reflects the Points - Loan Discount Fee at $1459.38.  This is a fee increase of $0.38 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape data reflects following issue "Texas cash out without a full interior/exterior appraisal.""
* Missing or error on the Rate Lock Document (Lvl 3)     "Copy of borrower signed rate lock agreement is missing from loan files."
																																																																																							* Missing Required Disclosures (Lvl 3) "Copy of Home loan toolkit is missing from loan files."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45749289	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,156.95	2.375%	360	xx	xx	VA	Fixed	Refinance	85.669%	85.669%	Full Documentation	No	xx	xx	25.000%	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	751	Not Applicable	36.992%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx prior year delinquent taxes have been found.

xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx as xx from XX months.

xx:xx:xx	xx	Missing DU/GUS/AUS Mortgage Insurance Transmittal (1008)	xx: xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: 85.669%   xx: 85.250%   xx: 0.419%   xx %: 0.xx%   xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 1 (xx)   xx %:    xx: xx per the xx document, the date is xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 85.669%   xx: 85.250%   xx: 0.419%   xx %: 0.xx%   xx: NA   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 36.992% xx: 36.990% xx: 0.002% xx %: 0.00200% xx: NA xx: xx:	3: Curable		* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS DU/LP is missing from the loan files." * Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary is missing from the loan files."	* MI, FHA or MIC missing and required (Lvl 2) "The loan type is VA. MI certificate is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38182908	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,176.16	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,629.17	2.875%	360	xx	xx	Conventional	Fixed	Refinance	53.064%	53.064%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	801	Not Applicable	46.601%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with as MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with as MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xndinstallment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx repairs and damages have been found. xx comments have been found stating the borrower’s income was impacted by xx. xx working details of the borrower xx have not been found.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx LTV (OLTV)   xx: 53.064%   xx: 53.060%   xx: 0.004%   xx %: 0.00400%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 46.601%   xx: 0.480%   xx: 46.121%   xx %: 46.xx%   xx:    xx: xx:
xx: xx of xx: xx-xx: xx in xx/xx: xx %: xx: xx of xx is xx-xx (xx Qian_PG#27) xx: xx:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing in the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "This is a investment loan.

																																																																																							Tape data states the issue with the loan is "DTI exceeds the tolerance limit due to miss calculation of Social Security Income""											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92342618	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$980.45	$2,860.36	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,493.96	3.125%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	720	Not Applicable	46.209%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with as MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with as MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
 Xnd installment taxes for the year of XXXX have been due in the amount of $XXX.XX.
Xst installment taxes for the year of XXXX have been delinquent in the amount of $XXX.XX.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx property is owner occupied. xx comments have been found stating the borrower’s income was impacted by xx.
xx borrower xx R xx has been working at xx as a xx for X years.

xx:xx:xx	xx	Initial 1003_Application	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx-xx DTI per 1003 xx: 48.999% xx: 0.470% xx: 48.529% xx %: 48.xx% xx: xx payments as $3423.67 with xx expenses as $2712.00. xx monthly income verified is $12,522.01 hence xx-close DTI per 1003 is 49%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test. FAIL
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Post close Closing Disclosure dated xx/xx/2020. Revised LE dated xx/xx/2020 reflects Lender Credit at $4,504.00, however, Revised PCCD dated xx/xx/2020 reflects Lender Credit at $4125.00. This is decrease of $379.00 for fee which has 0% tolerance test.

TRID Violation due to a fee increase on PCCD dated xx/xx/2020.  LE dated xx/xx/2020 reflects a Transfer Taxes at $2,020.00, however, PCCD dated xx/xx/2020 reflects the Transfer Taxes at $2045.50. This is a fee increase of $25.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID fee violation for $1082.90 due to fee increase greater than a 10% increase in “creditor's provider fees” in Section C for a Settlement  Fee ($1095.00), Title Processing Fee ($45.00.)  Valid COC required to clear violation."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed document is missing from the loan documents."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial 1003 is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 47%. Per tape, taxes and insurance were not included in calculations. DU may be invalid and DTI may be over 50%. Unable to rely on docs in file and unable to calc ATR"		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16056910	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,587.44	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$927.55	2.500%	360	xx	xx	Conventional	Fixed	Purchase	54.912%	54.912%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	48.659%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with as MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with as xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx property is owner occupied. xx comments have been found stating the borrower’s income was impacted by xx.
xx borrower xx has been working at xx of xx of the xx for X year X months.

xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: $xx: $xx: $xx %: 2.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 54.912%   xx: 54.910%   xx: 0.002%   xx %: 0.00200%   xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 48.659% xx: 0.487% xx: 48.172% xx %: 48.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and Charges That In Total Cannot Increase More Than 10% Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Points - Loan Discount Fee at $0.00, however Final CD dated xx/xx/2021 shows Points - Loan Discount Fee at $3,544.72. This is a fee increase of $3,544.72 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has also failed Charges That In Total Cannot Increase More Than 10% Test.
Recording Fee was disclosed on initial LE as $430.00 and it was disclosed on final CD as $649.00 the difference is of $219.00 which is greater than 10%."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate Business Disclosure is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 48.65%. Tape shows income miscalculation with wrong taxes. DU may be invalid and DTI may be over 50%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38779531	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,900.18	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,145.83	3.625%	360		xx	xx		Conventional	Fixed		Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	784	795	39.641%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with as MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with as MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
 Xnd installment taxes for the year of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx property is owner occupied. xx comments have been found stating the borrower’s income was impacted by xx.
xx borrower xx has been working at xx as a xx for XX years X months.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: 2   xx: 1   xx: 1   xx %: 100.00000%   xx: xx per appraisal number of units is 2.   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 29.730% xx: 0.396% xx: 29.334% xx %: 29.xx% xx: xx per 1003 DTI is 29.334%. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per seller tape data reflects following issue "The subject Property is a multi unit investment property, 2 units have 75% LTVs."."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61184168	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,680.98	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,026.24	2.875%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	752	752	36.085%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx,
xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx# xx/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.

xx the time of loan origination borrower was working as “xx” at “xx” for XX months.
xx required servicing comments are missing hence xx-XX review has not been performed.
xx:xx:xx	xx	xx: xx: xx, < 60 xx: xx |---| |----| xx: xx: xx: xx: xx: 355 xx: 360 xx: -5 xx %: -1.xx% xx: xx per tape data, xx remaining term reflect 360. xx, audit data reflect 355. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Credit Report Fee at $48.00, however Final CD dated xx/xx/2020 shows Credit Report Fee at $48.40. This is a fee increase of $0.48 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31921001	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,790.54	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,009.76	2.750%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	769	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx,
xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx#XXXX/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx active judgments or lien have been found against the borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx the time of loan origination borrower was working as “xx” at “xx” for XX months.
xx:xx:xx	xx	Missing Initial Closing Disclosure	xx: xx of xx: 0 xx: 1 |---| -1 |----| -100.00000% xx: xx: xx: xx: xx-xx DTI per 1003 xx: xx: 33.641% xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE result is Moderate as this loan has failed Prohibited Fees Test and TILA Finance Charge Test."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan has failed Prohibited Fees Test.

The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) a broker fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
1 Application fee
2 Origination Fee
3 Lock in fee
4 Commitment Fee
5 Warehouse Fee
6 Discount Points"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Finance Charge Test.

The disclosed finance charge is $348,701.38 and allowed is $348,914.38 however it is undercharged by $213.00."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Test is incomplete as initial CD is missing."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Copy of initial closing disclosure is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Loan approved at 33.64% but income miscalculation per tape. Bonus income that was used was not supported. Unable to rely on docs in file and unable to calc ATR."		Moderate	Not Covered	Fail	Pass	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50335524	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$897.50	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$631.58	3.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	741	Not Applicable	42.689%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx# xx /XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx subject mortgage is at second lien position as there is an active senior xx against the subject property in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx# XXXX/XXX in favor of xx, a xx of xx, N.A. xx final CD does not reflect pay off for above said senior mortgage. xx final title policy is missing from the loan file. xx satisfaction of mortgage has not been found. xx can be cured if satisfaction of mortgage is made and recorded.

xx is one xx which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX in favor of xx, a xx.

xx annual xx for XXXX have been paid in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX with the interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX with the interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx the time of loan origination borrower was working as “xx” at “xx/xx” for XX months.
xx:xx:xx	xx	Final Title Policy Missing Disclosures Mortgage Insurance	xx: xx CLTV xx: 97.000% xx: 100.880% |---| -3.880% |----| -3.xx% xx: "xx used for xx: $145,000.00 xx of xx(s): $00.00. xx: $140,650.00 CLTV = 97.000%. " xx: xx:
xx: xx-xx DTI per 1003   xx: 42.628%   xx: 42.689%   xx: -0.061%   xx %: -0.06100%   xx: NA   xx: xx:
xx: xx: 359 xx: 360 xx: -1 xx %: -0.xx% xx: xx per xx data ,xx term of loan is 360 months.xx it reflects 359 months. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2021. Initial LE dated xx/xx/2021 reflect Technology Service Fee at $93.00. However Initial CD dated xx/xx/2021 Technology Service Fee at $93.25 Valid COC is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2021. Initial LE dated xx/xx/2021 reflect Credit report Fee at $24.00. However Initial CD dated xx/xx/2021 Credit report Fee at $24.20. Valid COC is missing from the loan files."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Final CD dated xx/xx/2021. Initial LE dated xx/xx/2021 does not reflect Compliance Fee. However Final CD dated xx/xx/2021 Compliance Fee at $75.00 Valid COC is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape data reflects the following  issue, "Subject property is a non-warrantable condo". Supporting document to validate the issue are missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance Certificate is missing from loan documents."
* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3)     "Final Title Policy missing from loan document."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit is missing from the loan document."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99728262	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,515.81	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,553.50	2.875%	180	xx	xx	Conventional	Fixed	Cash Out	62.167%	62.167%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	42.077%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx is an active mortgage prior to the subject xx, in the favor of MERS as nominee for xx, xx. recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx are X senior civil judgments against the borrower in the multiple favors for the total amount of $XX,XXX.XX recorded on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx as xx from XXX months.

xx:xx:xx	xx	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx: xx of xx: 0 xx: 1 |---| -1 |----| -100.00000% xx: NA xx: xx: xx: xx-xx DTI per 1003 xx: 49.829% xx: 53.736% xx: -3.907% xx %: -3.xx% xx: NA xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Subject DU ineligible due to DTI over 53.7% per tape."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Initial Closing Disclosure is missing from the loan files."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID Tolerance failed due to Initial Closing Disclosure is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from the loan files."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan amount."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14622240	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,754.86	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,116.81	3.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.240%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx as xx from X months.

xx:xx:xx	xx	Credit Report	xx: xx: xx/xx/2020 xx: xx/xx/2021 |---| -335 (xx) |----| xx: xx: xx:
xx: xx-xx DTI per 1003   xx: 47.240%   xx: 48.000%   xx: -0.760%   xx %: -0.xx%   xx:    xx: xx:
xx: xx-xx per 1003   xx: 34.328%   xx: 35.000%   xx: -0.672%   xx %: -0.xx%   xx:    xx: xx:
xx: xx: 349   xx: 360   xx: -11   xx %: -3.05555%   xx:    xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx per the available appraisal, the property type is PUD xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE Risk indicator is "Moderate" since this loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal.""	* Missing credit report (Lvl 2) "Credit Report Missing in the loan file."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.24% as the Borrower’s income is $4,027.27 and total expenses are in the amount of $1,902.49 and the loan was underwritten by AUS/DU (Locator#
XX Docs.pdf) & its recommendation is “Approve/Eligible” and DTI is showing in it as 47.24%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 47%. Per tape, post close QC shows bank statements do not match BWR income of $1000 per week. There is a Q as to BWRs employer too. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97857925	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,665.12	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,221.29	3.250%	360	xx	xx	Conventional	Fixed	Refinance	51.045%	51.045%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	769	Not Applicable	18.184%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx., xx. for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx history is missing. xx to tape latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received is unable to be determined. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is unable to be determined and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx history is missing. xx last payment was received is unable to be determined. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is unable to be determined and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx.com as CEO from XXX months.

xx:xx:xx	xx	Origination Appraisal	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: 51.045%   xx: 51.090%   xx: -0.045%   xx %: -0.04500%   xx:    xx: xx:
xx: xx LTV (OLTV) xx: 51.045% xx: 51.090% xx: -0.045% xx %: -0.04500% xx: xx: xx:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from loan file."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58185954	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,885.26	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,059.23	2.250%	360	xx	xx	VA	Fixed	Refinance	85.543%	85.543%	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	704	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with as xx, xx.
xx of assignment has been completed. xx, the mortgage is with as xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.xx prior year delinquent taxes have been found.
xx per the tape of the payment history, the borrower has been delinquent for XX+days and the next payment is due for xx/xx/XXXX. xx last payment received details have not been found. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in collections and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx property is owner occupied. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX
xx borrower xx D xx has been working at xx as an xx for X year X months.

xx:xx:xx	xx	Missing Disclosures Missing or error on the Rate Lock Origination Appraisal	xx: xx of xx: 1 xx: 3 |---| -2 |----| -66.xx% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 85.543%   xx: 85.540%   xx: 0.003%   xx %: 0.00300%   xx: xx per xx document dated as xx/xx/2021 reflects the loan amount is $xx and xx per xx dated as xx/xx/2021 reflects xx value as $323,941.00. xx, the LTV is 85.543% and CLTV is 85.543%.   xx: xx:
xx: xx LTV (OLTV) xx: 85.543% xx: 85.540% xx: 0.003% xx %: 0.00300% xx: xx per xx document dated as xx/xx/2021 reflects the loan amount is $277,108.00 and xx per xx dated as xx/xx/2021 reflects xx value as $323,941.00. xx, the LTV is 85.543%. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Per tape, GNMA kicked out loan from pool as it did not meet the 210 day seasoning requirement. Borrower modified loan in Oct 2020 and the 210 days should have started from this date and not date of original mortgage , Supportive document to validate the issue is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your Home loan Toolkit is missing from the loan file."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88145257	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,985.18	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,054.59	3.750%	360	xx	xx	FHA	Fixed	Purchase	98.153%	98.153%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	607	664	45.750%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, MERS as nominee for xx.

xx chain of assignment has been completed; currently, the assignment is with originated lender “MERS as nominee for xx, xx.”.

xx is a credit card judgment against the borrower in the favor of xx, xx, which was recorded on xx/xx/XXXX (xx to subject mortgage) in the amount of $X,XXX.XX.

Xst and Xnd instalment town taxes of XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the total amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx. as a xx relation marketing from X.X years.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: 98.153%   xx: 96.500%   xx: 1.653%   xx %: 1.xx%   xx: xx used for xx: $232,000. xx of xx(s): $000. xx: $227,716. CLTV = 98.153%.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.153%   xx: 96.500%   xx: 1.653%   xx %: 1.xx%   xx: xx used for xx: $232,000. xx: $227,716. LTV = 98.153%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 45.750%   xx: 46.000%   xx: -0.250%   xx %: -0.xx%   xx: xx T&I for xx: (xx $248.77 + xx $94.08 + xx $00 + MI $157.20 + HOA xx $00 ) equals $1,554.64 and total of other debts $1,066.45. xx income verified is $5,729.10. xx, xx DTI per 1003 is 45.750%.   xx: xx:
xx: xx-xx per 1003 xx: 27.136% xx: 27.000% xx: 0.136% xx %: 0.xx% xx: xx T&I for xx: (xx $248.77 + xx $94.08 + xx $00 + MI $157.20 + HOA xx $00 ) equals $1,554.64 and total xx income verified is $5,729.10. xx, xx per 1003 is 27.136%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Final Closing Disclosure dated xx/xx/2021. Initial LE dated xx/xx/2021 reflect Lender Credit at $581.00, however, Final CD dated xx/xx/2021 reflect Lender Credit at $580.68 . This is decrease of $0.32 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflects following issue.
																																																																																							Case # pulled to early as property is considered a flip. Property sold within 90 days of new FHA case #. HUD will not insure loan. To Validate the issue valid document is missing from loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 4.796% APR Threshold 4.640% Over By +0.156%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s)."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86112565	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,088.55	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,145.06	3.500%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	793	Not Applicable	46.453%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, MERS as nominee for xx.

xx chain of assignment has been completed; currently, the assignment is with originated lender “MERS as nominee for xx”.

xx active judgments or liens have been found against the borrower.
Xst and Xnd instalment county taxes of XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the total amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx. as a xx from X.XX years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1338 (xx) |----| xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -16 (xx)   xx %:    xx: xx per note doc at pg#453 xx note date reflect xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 32.164%   xx: 87.000%   xx: -54.836%   xx %: -54.xx%   xx: xx T&I for xx: (xx $340.74+ xx $56.42+MI $76.50,flood insurance $0.00+ HOA xx $48.00, xx total of all xx-xx $177.xx income $$$3,968.98   xx: xx:
xx: xx-xx per 1003   xx: 27.704%   xx: 87.000%   xx: -59.296%   xx %: -59.xx%   xx: xx T&I for xx: (xx $340.74+ xx $56.42+MI $76.50,flood insurance $0.00+ HOA xx $48.00, xx primary housing expenses after subj loan is $1100.xx income $$$3,968.98.   xx: xx:
xx: xx: 357 xx: 356 xx: 1 xx %: 0.xx% xx: NA xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Sellers tape reflects the following issue, Incorrect rental Income used resulting DTI of 85%"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, incorrect rental income used in DTI calculation. DTI may be 85%. Unable to rely on docs in file and unable to calc ATR."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98476576	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$7,123.92	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,180.92	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	66.470%	66.470%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx. xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx. xx senior mortgage originated on xx/xx/XXXX with the lender xx, N.A. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX. xx to the xx (xx#XXXXX_Pg#XX), the senior mortgage was subordinated and the lien of the subordinate mortgage be taken as xx to the xx of the subject mortgage. xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX. xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX. xx prior year’s delinquent taxes have been found.	xx per the review of the payment history as of xx/xx/XXXX, the borrower has been delinquent for XX months and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.

xx:xx collection comment as of xx/xx/XXXX shows that the loan is in collection. xx borrower has been delinquent for XX months and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX. xx loan was not modified since origination. xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found. xx time of origination xx is working in xx head xx as xx from X years and XX months. xx collection comment dated xx/xx/XXXX, states that the borrower’s income has been impacted by covidXX. xx same collection comment states that the forbearance plan was offered to the borrower. xx, further details regarding the forbearance plan are not available. xx are no comments found related to the subject property type and condition.
xx:xx:xx	xx	xx: xx of xx: 0 xx: 15 |---| -15 |----| -100.00000% xx: xx of xx is 0. xx: xx:
xx: xx CLTV xx: 66.470%   xx: 94.235%   xx: -27.765%   xx %: -27.xx%   xx: xx reflects CLTV as "94.235%" but as per xx it is "66.470%"   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 47.419%   xx:    xx %:    xx: NA   xx: xx:
																																																																																				xx: xx-xx per 1003 xx: xx: 47.419% xx: xx %: xx: xx reflects xx ratio as "47.419%" but as per xx it is "41.403%" xx: xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14130564	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$733.80	3.250%	360	xx	xx	Conventional	Fixed	Refinance	89.212%	89.212%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.276%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx.
xx active liens and judgments have been found.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx, the borrower is working as xx in xx from XX years.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.
xx:xx:xx	xx	Credit Report Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx: xx of xx: xx in xx/xx: xx-xx |---| |----| xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )
The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.
The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.
Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.
Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae.

This loan failed the QM points and fees test due to one of the following findings: ( Freddie Mac Bulletin 2013-16 )
The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.

The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.
Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Freddie Mac.
Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Freddie Mac."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Initial LE and Initial CD are missing from the loan file due to which TRID tolerance test is incomplete to test."
* DU/GUS/AUS has issues or conditions (Lvl 3)     "As per AUS/LP dated xx/xx/2020 which is located at "xx", subject property is Single family detached. However, Appraisal located at "Allen Full Loan Pkg- due diligence-Pg#74" subject property is Condo."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, cannot return AUS to correct to the condo. It was run incorrectly as a SFR. Loan is insured with Genworth Single premium. As per AUS/LP dated xx/xx/2020 which is located at "Allen Full Loan Pkg- due diligence-Pg#115", subject property is Single family detached. However, Appraisal located at "Allen Full Loan Pkg- due diligence-Pg#74" subject property is Condo."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "A Rate lock agreement is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice Of service Transfer is missing from the loan Document."	* Missing credit report (Lvl 2) "Credit Report Missing in the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.276% as the Borrower income was $5509.42 and total expenses are in the amount of $2604.62 per AUS/LP (Locator#XX Page#113) and its recommendation is “Accept with 47%..”"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52974541	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,766.24	12/04/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$687.13	5.000%	360	xx	xx	Conventional	Fixed	Refinance	73.143%	91.029%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	691	Not Applicable	Unavailable	First	Final policy	Not Applicable	$31,300.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor MERS as nominee for H & R xx for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx.

xx chain of assignment has not been completed.

xx is an active junior mortgage against subject property originated on xx/xx/XXXX in the favor xx, a xx for the amount of $XX,XXX.XX recorded on xx/xx/XXXX with inst| book/page xx subordination agreement was recorded on xx/xx/XXXX between xx with instrument no# xx.

xx active judgments or liens have been found.

xx Xst installment of property taxes for the year of XXXX has been paid in the total amount of $ XXX.XX on xx/xx/XXXX.

Xnd installment of property taxes for the year of XXXX is due in the amount of $xx on xx/xx/XXXX.
xx of updated payment history as of xx/xx/XXXX, the borrower is making payment regularly. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX	xx:xx per comments the borrower is performing. xx of updated payment history as of xx/xx/XXXX, the borrower is making payment regularly. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX
xx:xx:xx to PACER xx, xx has filed bankruptcy under chapter XX with case xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX and with $X,XXX.XX arrears. xx to schedule D, the value of the collateral is $XXX,XXX.XX and the amount of secured claim is $XXX,XXX.XX. xx, the unsecured debt remains as in the amount of $X,XXX.XX. xx plan was confirmed on xx/xx/XXXX.xx loan is in active bankruptcy.	xx	Affiliated Business Disclosure Origination Appraisal	xx: xx: xx: xx, < 60 xx |---| |----| xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 73.143%   xx: 71.980%   xx: 1.163%   xx %: 1.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx(s) xx: $xx: $xx: $620.00 xx %: 2.02086% xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance ease risk indicator is Moderate.

This loan failed the TILA finance charge test.
The finance charge is $119,712.21. The disclosed finance charge of $119,459.46 is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $119,712.21. The disclosed finance charge of $119,459.46 is not considered accurate because it is understated by more than $100."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing in the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date is different than note date. As per HUD-1 statement the settlement date is xx/xx/2009 and the note date is xx/xx/2009."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53775954	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,325.73	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$954.00	9.940%	360	xx	xx	Conventional	Fixed	Cash Out	79.989%	79.989%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2021	$123,447.66	Not Applicable	2.720%	$376.63	04/01/2021	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx. which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx the assignment is with xx; N.A. xx is on first lien position. xx are two civil judgments found on the subject property in the total amount of $XXX.XX this was recorded on xx/xx/XXXX & xx/xx/XXXX respectively.	xx per payment history dated xx/xx/XXXX, the borrower is performing with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx the loan is in performing.
xx per payment history dated xx/xx/XXXX, the borrower is performing with loan for a month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX.
xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.
xx bankruptcy has been filed.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	Credit Application Right of Rescission	xx: xx: xx: xx |---| |----| xx: xx: xx: xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $226,309.03. The disclosed finance charge of $170,089.47 is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $226,309.03. The disclosed finance charge of $170,089.47 is not considered accurate because it is understated by more than $100."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20380185	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,285.32	01/03/2025	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,292.84	3.375%	180	xx	xx	Conventional	Fixed	Cash Out	62.331%	62.331%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	461	492	26.614%	First	Final policy	Not Applicable	Not Applicable	06/01/2017	$284,056.43	Not Applicable	5.500%	$1,612.84	07/01/2017	Financial Hardship	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx and xx in amount $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with xx, N.A. which was recorded on xx/xx/XXXX.

X) xx are five state tax liens open against the borrower in the favor of xx of NC xx of xx in the total amount of $ XX,XXX.XX which were recorded on different dates.
X) xx are four civil judgments open against the borrower in the favor of xx B&T xx in the total amount of $XXX,XXX.XX which were recorded on different dates.
X) xx is a state tax lien open against the borrower in the favor of NC xx of xx of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
X) xx are two civil judgments open against the borrower in the favor of xx  xx in the total amount of $xx which were recorded on xx/xx/XXXX and xx/xx/XXXX.
X) xx is a civil judgment open against the borrower in the favor of xx in the amount of $ XX,XXX.XX which was recorded on xx/xx/XXXX.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with loan. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with loan. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.

xx per comment dated xx/xx/XXXX, the borrower income has been impacted by xx-XX pandemic. xx per comment dated xx/xx/XXXX, the xx-XX deferment was processed. xx X months forbearance plan was approved from xx/xx/XXXX to xx/xx/XXXX. xx per comment dated xx/xx/XXXX, the borrower is still impacted by xx-XX. xx dated xx/xx/XXXX states that the borrower lost his job due to xx-XX. xx per comment dated xx/xx/XXXX, the reason for default is unemployment. xx further details have been found.
xx:xx per comment dated xx/xx/XXXX, the foreclosure was started by referring to attorney. xx was put on hold due to loss mitigation. xx further details have been found.
xx:xx	xx loan modification agreement was made between xx M. xx and xx M. xx (borrowers) and xx on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XXX% and the modified P&I was $X,XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	xx: xx: xx: xx, < 60 xx |---| |----| xx: xx legal status is performing. xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx available in loan file.   xx: xx:
xx: xx: xx: $3225.68   xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 180   xx: 421   xx: -241   xx %: -57.xx%   xx: N/A   xx: xx:
xx: xx LTV (OLTV)   xx: 62.331%   xx: 65.640%   xx: -3.309%   xx %: -3.xx%   xx: xx LTV is 62.331%   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx reversed xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: N/A xx: xx:	2: Acceptable with Warnings	* Initial Truth in Lending Disclosure is Missing (Lvl 2) "Initial TIL is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower however date is printed on ROR."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52112825	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$754.70	05/20/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$500.85	12.260%	360	xx	xx	Conventional	Fixed	Cash Out	43.419%	43.419%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx, xx. a xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx of assignment been completed.
xx active liens and judgments have been found.
Xst and Xnd combined installment taxes for the year of XXXX have been paid in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx P&I is $XXX.XX and the interest rate of XX.XXX%. xx new UPB is reflected in the amount of $XX	xx:xx loan present status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx P&I is $XXX.XX and the interest rate of XX.XXX%. xx new UPB is reflected in the amount of $XX
xx per the comment dated xx/xx/XXXX, the borrower wife is out of work due to pandemic. xx loan is active in the COVID-19 forbearance plan.
xx property occupancy is unable to be determined. xx damage and repairs have been found.

xx:
xx foreclosure was initiated in XXXX with the loan. xx per servicing comments dated xx/xx/XXXX, the foreclosure sale was scheduled for xx/xx/XXXX. xx per servicing comment dated xx/xx/XXXX, the foreclosure case has been cancelled on xx/xx/XXXX due to reinstatement.
xx per servicing comments dated xx/xx/XXXX, the subject property has been occupied by owner.
xx per servicing comment dated xx/xx/XXXX, borrower has been impacted by xx-XX.
xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx: xx: $500.85 |---| |----| xx: xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 43.419%   xx: 36.000%   xx: 7.419%   xx %: 7.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16983542	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,520.31	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$739.45	10.930%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Commitment	Not Applicable	Not Applicable	12/01/2018	$78,734.70	Not Applicable	8.000%	$770.67	01/01/2019	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx, LP with loan amount $XX,XXX.XX and which was recorded on xx/xx/XXXX with instrument# xx.

xx chain of mortgage assignment has been completed. xx, the mortgage assignment is with xx, NA.

xx is a junior mortgage against the subject property which was originated on xx/xx/XXXX in the favor of MERS as nominee for xx, LP in the amount of $XX,XXX.XX and recorded on xx/xx/XXXX with instrument# xx.
xx active liens and judgments have been found against the borrower and subject property.
xx county taxes for year XXXX have been paid off in the amount of $XXXX.XX.
xx payment history dated as of X/XX/xx reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance is in the amount of $XX	xx:xx payment history dated as of X/XX/xx reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance is in the amount of $XX

xx per comment dated xx/xx/XXXX, the borrower was impacted by COVID-19. xx per comment dated xx/xx/XXXX, the RFD is xx of income.

xx evidence has been found regarding bankruptcy and foreclosure.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with the new modified unpaid principal balance is $XX xx interest bearing amount was $XX,XXX.XX with interest rate X.XX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	Affiliated Business Disclosure	xx: xx: xx: $4550.34 |---| |----| xx: xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2019   xx: -31 (xx)   xx %:    xx:    xx: xx:
xx: xx: 360   xx: 382   xx: -22   xx %: -5.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 80.000%   xx: 42.880%   xx: 37.120%   xx %: 37.xx%   xx:    xx: xx:
xx: xx: 21123100012100000102100m   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: m00120100000121000132112   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is different from note date."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25759696	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$227.25	9.125%	360	xx	xx	Conventional	Fixed	Cash Out	49.000%	49.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2018	$20,440.96	Not Applicable	2.625%	$68.83	12/01/2018	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with xx., A xx. xx chain of assignment has been completed. xx current assignment is with “xx”, which was recorded on xx/xx/XXXX. xx is no active lien/judgment against the borrower/subject property. xx taxes have been exempt for year XXXX. xx delinquent taxes have been found for the prior years.	xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX	xx:xx current status of the loan is performing.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX
xx per collection comments review, borrower’s intention is to keep the property. xx subject property is in average condition. xx damage has been noted.
xx to comment dated xx/xx/XXXX, subject property is reported as damaged. xx company states that the damages are not covered. xx are not due to a storm or hurricane. xx per BPO report dated xx/xx/XXXX, xx property appears in need of a new roof, garage door sand fence repair. xx is some discoloration on the brick siding GLA and room count are estimates based on aerial view and neighboring houses. xx parish does not provide GLA or room count on their tax forms. xx conforms to the neighborhood. xx and landscaping are well maintained.
xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx and xx of xx” and lender “xx,xx.”. xx borrower promises to make a monthly payment of $XX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XX,XXX.XX.
xx evidence of bankruptcy and foreclosure has been found in the latest XX months comment.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx and xx of xx” and lender “xx,xx.”. xx borrower promises to make a monthly payment of $XX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XX,XXX.XX.	Affiliated Business Disclosure Notice of Servicing Transfer	xx: xx: xx: $0.00 |---| |----| xx: NA xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -30 (xx)   xx %:    xx: xx of last mod is xx/xx/2018.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx amortization type is step.   xx: xx:
xx: xx: 360   xx: 666   xx: -306   xx %: -45.xx%   xx: xx original maturity term months are 360.   xx: xx:
xx: xx LTV (OLTV)   xx: 49.000%   xx: 24.910%   xx: 24.090%   xx %: 24.xx%   xx: xx standard LTV ia 49.00%   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx of transaction per HUD-1 is cash-out.   xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/1958   xx: xx (xx)   xx %:    xx: xx maturity date is xx/xx/2058.   xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: NA xx: xx:	2: Acceptable with Warnings			* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer Document is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3374280	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$27,100.42	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,819.53	4.375%	307	xx	xx	Conventional	Fixed	Purchase	66.812%	66.812%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	786	21.242%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with as xx.
xx of assignment has been completed. xx, the mortgage is with xx N.A. xx for xx which was recorded on xx/xx/XXXX.
xx are X junior mortgages first in the amount of $xx which was recorded on xx/xx/XXXX in the favor of xx., a xx corporation and the other in the amount of $XXX,XXX which was recorded on xx/xx/XXXX in the favor of xx xx.
xx active judgments and liens have been found.
Xst, Xnd, Xrd and Xth installment taxes for the year of XXXX have been due in the amount of $xx.
xx for the year of XXXX have been delinquent in the amount of $XXX.XX.
xx per the review of the payment history, the borrower has been delinquent for X months and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $X,XXX,XXX.XX.	xx:xx present status of the loan is in collections and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unemployed. xx property is owner occupied. xx per the comment dated xx/xx/XXXX, the borrower’s income was impacted by xx. xx payment for xx/xx/XXXX was deferred. xx X months FB plan was offered. xx further details have been found.

xx borrower xx has been working at xx for X months

xx:xx:xx	xx	Initial Escrow Acct Disclosure	xx: xx DTI xx: 21.242% xx: 25.400% |---| -4.158% |----| -4.xx% xx: xx primary housing exp after subj loan is $ xx & xx-xx payments $446. xx: xx:
xx: xx: xx: $3819.53   xx:    xx %:    xx:    xx: xx:
xx: xx: 307   xx: 308   xx: -1   xx %: -0.xx%   xx: xx maturity term indicate 307 xx.   xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $xx %: 232.xx%   xx: xx is $ xx as per closing documents.   xx: xx:
xx: xx LTV (OLTV)   xx: 66.812%   xx: 63.240%   xx: 3.572%   xx %: 3.xx%   xx: xx used for xx: $XXX,XXXX.   xx: xx:
xx: xx: xx: 5432100000100000xxxxxxxx   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xxxxxxx0000010000014345'   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx of xx lien is not reflect in the final title policy. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised CD dated xx/xx/2018. Initial LE dated xx/xx/2018 reflect Transfer Taxes at $52,323.00. However, Revised CD dated xx/xx/2018 reflect Transfer Taxes at $56,147.50 This is a fee increase of $3,824.50 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $1,022,676.80. Calculated Finance Charge $1,189,107.51 for an under disclosed amount of $166,430.71  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Revised CD dated xx/xx/2018. Initial CD dated xx/xx/2018 reflect Appraisal report review Fee at $115.00 However Revised CD dated xx/xx/2018 Appraisal report review Fee at $125.00 Valid COC is missing from the loan files."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Disclosure is missing from the loan document."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71851592	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/02/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,175.91	5.000%	360	xx	xx	FHA	Fixed	Purchase	98.671%	98.671%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	637	Not Applicable	44.672%	First	Final policy	Not Applicable	Not Applicable	10/01/2018	$215,243.44	Not Applicable	5.125%	$1,055.78	10/01/2018	Financial Hardship	xx to xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the assignment is from XXXX xx II to xx, N.A., as xx for xx. xx is one junior mortgage against the subject property in the favor of xx of xx and xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX. xx taxes are to follow.	xx per the review of payment as of xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx loan is currently performing. xx per the review of payment as of xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX. xx UPB is $XXX,XXX.XX.
xx loan was modified in XXXX.
xx per document located at xx, the foreclosure was initiated and referred to an attorney on xx/xx/XXXX. xx complaint was filed on xx/xx/XXXX.
xx post-closing details regarding the bankruptcy have not been found.
xx per comment dated xx/xx/XXXX, the borrower received loss draft check. xx per comment dated xx/xx/XXXX, the subject property has damages due to xx. xx date of loss was xx/xx/XXXX. xx per comment dated xx/xx/XXXX, the borrower has received loss draft check from state farm in the amount of $xx. xx details regarding repairs have not been found.
xx:xx per document located at xx, the foreclosure was initiated and referred to an attorney on xx/xx/XXXX. xx complaint was filed on xx/xx/XXXX.
xx:xx	xx loan modification agreement was signed between the borrower xx E xx and lender xx, LLC on xx/xx/XXXX. xx new modified UPB is $XXX,XXX.XX. xx borrower promises to pay the P&I in the amount of $XXXX.XX with an interest rate of X.XXX% beginning from xx/xx/XXXX till the maturity date is xx/xx/XXXX. xx is no deferred and forgiven amount.	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	xx: xx in xx? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is no xx balance.   xx: xx:
xx: xx: 360   xx: 576   xx: -216   xx %: -37.xx%   xx: xx terms are 360.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.671%   xx: 89.610%   xx: 9.061%   xx %: 9.06100%   xx: xx LTV is 98.671%.   xx: xx:
xx: xx: 00000000000000000000mmmm   xx: 000000000000000000000000   xx:    xx %:    xx: xx history string is 0000000000000000000mmmm.   xx: xx:
xx: xx: mmmm00000000000000000000   xx: 00000000000000000000000'   xx:    xx %:    xx: xx history reversed string is mmmm0000000000000000000.   xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/1958   xx: xx (xx)   xx %:    xx: xx maturity date is xx/xx/2058.   xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test.
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Pennsylvania license validation test."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is FHA. However, MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,103.07	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96860269	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,953.30	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,186.80	6.000%	360	xx	xx	FHA	Fixed	Purchase	98.974%	98.974%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	628	681	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2015	$203,762.13	Not Applicable	3.375%	$774.15	08/01/2015	Financial Hardship	xx to xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the assignment is from U.S. xx of xx, xx. xx for xx to xx, N.A., xx xx.
xx is one junior mortgage against the subject property in the favor of xx of xx and xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx prior years of taxes have been paid.
xx per the review of payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and pITI is $XXXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx loan is currently in collection. xx per the review of payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and pITI is $XXXX.XX. xx UPB is $XXX,XXX.XX.
xx per comment dated xx/xx/XXXX, the xx-XX deferment processed. xx per comment dated xx/xx/XXXX, the reason for default is xx of income.
xx details regarding the foreclosure and bankruptcy have not been found.
xx per comment dated xx/xx/XXXX, the subject property is xx-occupied.
xx damages were reported.
xx:xx:xx	xx agreement was signed between the borrowers xx C xx & xx-xx and lender xx loans, xx. on xx/xx/XXXX. xx new modified UPB is $XXX,XXX.XX. xx borrower promises to pay the P&I in the amount of $XXX.XX with an interest rate of X.XXX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx is no deferred and forgiven amount.	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	xx: xx: xx: $774.15 |---| |----| xx: xx is no deferred balance. xx: xx:
xx: xx of xx: xx/xx/2015   xx: xx/xx/2015   xx: -31 (xx)   xx %:    xx: xx. date is xx/xx/2015.   xx: xx:
xx: xx: 360   xx: 566   xx: -206   xx %: -36.xx%   xx: xx original xx term months are 360.   xx: xx:
xx: xx 1 xx: xx/xx/2015   xx: xx/xx/2015   xx: 31 (xx)   xx %:    xx: xx. step 1 date is xx/xx/2015.   xx: xx:
xx: xx 2 xx: xx/xx/2055   xx: xx/xx/1955   xx: xx (xx)   xx %:    xx: xx. step 2 date is 0   xx: xx:
xx: xx LTV (OLTV)   xx: 98.974%   xx: 75.720%   xx: 23.254%   xx %: 23.xx%   xx: xx LTV is 98.974%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history reversed string is xx.   xx: xx:
xx: xx: xx/xx/2055   xx: xx/xx/1955   xx: xx (xx)   xx %:    xx: xx maturity date is xx/xx/2055.   xx: xx:
xx: xx of xx(s) xx: xx: $5800.00 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "The loan is FHA. However, MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56773383	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,357.17	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$749.42	4.500%	360	xx	xx	FHA	Fixed	Purchase	99.266%	99.266%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	637	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor MERS as nominee for xx for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no#xx.

xx chain of assignment has not been completed.

xx is an active judgment against borrower held by xx recorded on xx/xx/XXXX.

 xx property taxes for the year of XXXX have been paid in the total amount of $X,XXX.XX.
xx of updated payment history as of xx/xx/XXXX, the borrower is making payment regularly. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX.	xx:xx per comments the borrower is performing. xx of updated payment history as of xx/xx/XXXX, the borrower is making payment regularly. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX.

xx and xx had filed bankruptcy under chapter XX with case xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX and with $X,XXX.XX arrears. xx plan was confirmed onXX/X/XXXX. xx per xx’s xx the principal amount of $XX,XXX.XX has been paid by plan. xx debtors were discharged on xx/xx/XXXX and the bankruptcy was terminated on xx/xx/XXXX.
xx:xx:xx to PACER xx, xx and xx had filed bankruptcy under chapter XX with case xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the secured claim of $XXX,XXX.XX and with $X,XXX.XX arrears. xx plan was confirmed onXX/X/XXXX. xx per xx’s xx the principal amount of $XX,XXX.XX has been paid by plan. xx debtors were discharged on xx/xx/XXXX and the bankruptcy was terminated on xx/xx/XXXX.	xx	Affiliated Business Disclosure Good Faith Estimate Mortgage Insurance Notice of Servicing Transfer	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 99.266%   xx: 73.800%   xx: 25.466%   xx %: 25.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "The final GFE is missing in the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a FHA loan originated on xx/xx/2010. The MI certificate is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing in the loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48100221	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,572.46	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,734.69	$2,503.94	4.875%	360	xx	xx	Conventional	ARM	Purchase	79.992%	94.988%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$80,050.00	11/01/2015	$468,514.39	Not Applicable	2.875%	$1,643.63	11/01/2015	Financial Hardship	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx which was recorded on xx/xx/XXXX under xx# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, N.A., xx for xx.

xx is one HOA xx against the subject property in the amount of $X,XXX.XX in favor of xx which was recorded on xx/xx/XXXX. xx subject property is located in VA xx. xx is risk that property can be getting foreclosed due to above unpaid lien. xx can be cured if above unpaid lien paid in full with unpaid interest and late charges.

xx is one junior mortgage against the subject property in the amount of $XXX,XXX.XX in favor of xx which was recorded on xx/xx/XXXX under xx#xx.

xx annual xx for XXXX have been paid off in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan modification agreement was made on xx/xx/XXXX with xx. xx total unpaid principal balance is $XX. xx borrower promised to pay P&I in the amount of $X,XXX.XX with new interest rate of X.XXX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.

xx comment dated xx/xx/XXXX states that borrower has been impacted by pandemic and as per comment dated xx/xx/XXXX the inspection temporarily suppressed due to active FB plan.xx latest comment dated xx/xx/XXXX shows that the reason for default is illness of borrower. xx more details are available.

xx borrower "xx H xx" had filed the bankruptcy under chapter XX with the case# xx on xx/xx/XXXX. xx POc was filed by subject creditor on xx/xx/XXXX $XXX,XXX.XX and the arrears in the amount of $X,XXX.XX. xx plan was not confirmed and the bankruptcy was xx on xx/xx/XXXX. xx case was terminated on xx/xx/XXXX.
xx:xx:xx borrower "xx H xx" had filed the bankruptcy under chapter XX with the case# xx on xx/xx/XXXX. xx POc was filed by subject creditor on xx/xx/XXXX $XXX,XXX.XX and the arrears in the amount of $X,XXX.XX. xx plan was not confirmed and the bankruptcy was xx on xx/xx/XXXX. xx case was terminated on xx/xx/XXXX.	xx loan modification agreement was made on xx/xx/XXXX with xx. xx total unpaid principal balance is $XX. xx borrower promised to pay P&I in the amount of $X,XXX.XX with new interest rate of X.XXX%. xx first payment had begun from xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360   xx: 480   xx: -120   xx %: -25.00000%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 79.992%   xx: 61.280%   xx: 18.712%   xx %: 18.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx' xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60354085	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,314.44	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$474.90	5.875%	360	xx	xx	Conventional	ARM	Refinance	77.600%	77.600%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	718	743	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor MERS as nominee for xx, a xx of xx, N.A. for the amount of $XX,XXX.XX recorded on xx/xx/XXXX with inst| book/page no# xx.

xx chain of assignment has not been completed.

xx active judgments or liens have been found.

xx Xst installment of property taxes for the year of XXXX has been paid in the total amount of $ X,XXX.XX on xx/xx/XXXX.

Xnd installment of property taxes for the year of XXXX is due in the amount of $ X,XXX.XX on xx/xx/XXXX.
xx of updated payment history as of xx/xx/XXXX, the borrower is making payment regularly. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX	xx:xx per servicing comments the borrower is performing. xx of updated payment history as of xx/xx/XXXX, the borrower is making payment regularly. xx next regular payment is due on xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with rate of X.XXX% for the due date of xx/xx/XXXX. xx per history the UPB is in the amount of $XX

xx per comment on xx/xx/XXXX, the borrower is impacted by xx-XX. xx further information is available regarding this.
xx:xx:xx	xx	xx: xx: xx: xx, < 60 xx |---| |----| xx: xx: xx:
xx: xx: xx: $2335.67   xx:    xx %:    xx:    xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2019   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2009   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 2.250%   xx: 3.625%   xx: -1.375%   xx %: -1.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 77.600%   xx: 49.800%   xx: 27.800%   xx %: 27.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: 1.000%   xx: 2.000%   xx: -1.000%   xx %: -1.00000%   xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: xx: xx:	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61838620	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,694.84	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$948.84	1.000%	360	xx	xx	Conventional	ARM	Cash Out	57.282%	57.282%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	704	706	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2010	$315,216.24	Not Applicable	3.000%	$1,198.74	10/01/2010	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX with lender is MERS as nominee for xx, xx. with xx | xx/xx# is XXXX-xx.

xx chain of assignment has been completed .xx last assignment is with xx, N.A., as
xx for xx.

xx liens and judgment.

Xst installment xx taxes of XXXX have been paid in the amount of $XXXX.XX.
Xnd installment xx taxes of XXXX have been paid in the amount of $XXXX.XX.
xx per the review of payment history as of xx/xx/XXXX, the borrower is delinquent for XX months with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XX%. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is currently in collections. xx per the review of payment history as of xx/xx/XXXX, the borrower is delinquent for XX months with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XX%. xx current UPB reflected as per the payment history is in the amount of $XX.

  xx per servicing comment dated xx/xx/XXXX the reason for default is the borrower is impacted by COVID-19. xx subject property has been occupied by owner. xx borrower's intention is to keep the property. xx damage or repairs are found.

xx loan was modified on xx/xx/XXXX between the borrowers xx and xx and the lender is xx of xx, N.A. xx new modified principal balance as per modification is in the amount of $XX with an interest rate of X.XX%and the borrower promises to pay P&I in the amount of $X,XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx interest-bearing amount is $XXX,XXX.XX. xx is no any deferred balance. xx is no any principal forgiven balance.

xx to the PACER, the borrower xx and xx had filed for bankruptcy under xx-XX with the case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX. xx POC amount of claim is $XXX,XXX.XX and amount of arrearage is $xx. xx schedule D of xx contains the amount of claim without deduct the value of collateral $XXX,XXX.XX and value of property is $XXX,XXX.XX. xx the unsecured portion is $XX,XXX.XX. xx bankruptcy was discharged on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.xx per order confirming chapter XX plan the debtor shall pay to the trustee $XXX.XX for XX months.

xx:xx:xx to the PACER, the borrower xx and xx had filed for bankruptcy under xx-XX with the case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX. xx POC amount of claim is $XXX,XXX.XX and amount of arrearage is $xx. xx schedule D of xx contains the amount of claim without deduct the value of collateral $XXX,XXX.XX and value of property is $XXX,XXX.XX. xx the unsecured portion is $XX,XXX.XX. xx bankruptcy was discharged on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.xx per order confirming chapter XX plan the debtor shall pay to the trustee $XXX.XX for XX months.	xx loan was modified on xx/xx/XXXX between the borrowers xx and xx and the lender is xx of xx, N.A. xx new modified principal balance as per modification is in the amount of $XX with an interest rate of X.XX%and the borrower promises to pay P&I in the amount of $X,XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx interest-bearing amount is $XXX,XXX.XX. xx is no any deferred balance. xx is no any principal forgiven balance.	Affiliated Business Disclosure Missing Required State Disclosures	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx to the PACER, the borrower xx and xx had filed for bankruptcy under xx-13 with the case# xx on xx/xx/2012.xx bankruptcy was discharged on xx/xx/2017 and the case was terminated on xx/xx/2017. xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: xx is no any deferred balance.   xx: xx:
xx: xx: 360   xx: 480   xx: -120   xx %: -25.00000%   xx: xx original maturity term months is 360.   xx: xx:
xx: xx LTV (OLTV)   xx: 57.282%   xx: 51.340%   xx: 5.942%   xx %: 5.xx%   xx: xx original standard LTV(OLTV) is 57.282%   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per xx the xx reversed is xx.   xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: xx eis no nay junior balance. xx: xx:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in the CA state. The following state disclosures are missing from the loan file: 1. Impound Account Disclosure 2. Cosigner Notice 3. Private Mortgage Insurance Disclosure 4. Earthquake Disclosure for Condominiums 5. Hazard Insurance Disclosure 6. Insurer RecommendationDisclosure 7. CA Fair Lending Notice 8. Anti-Tying Disclosure 9. Privacy Notice 10. Notice of Right to Copy of Appraisal 11. Application for Credit-Married Persons 12. Fair Debt Collection Notice 13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "As per note unable to determine the operative index value."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The ROR transaction date is xx/xx/2006 and the note date is xx/xx/2006. Hence the ROR transaction date is not consistent with note."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD-1 the settlement date is xx. Hence the settlement date is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40218425	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$27,676.64	$24,044.59	11/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$9,296.88	$11,680.00	6.375%	360	xx	xx	Conventional	ARM	Purchase	88.608%	88.608%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	35.276%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with as MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with as MERS as nominee for xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been delinquent in the amount of $xx.
xx taxes for the year of XXXX have been delinquent in the amount of $XXXX.XX.
xx per the review of the payment history, the borrower has been delinquent for XX+days and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $X,XXX,XXX.XX.	xx:xx present status of the loan is in collections and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx property is owner occupied. xx repairs and damages have been found. xx per the comment dated xx/xx/XXXX, the borrower’s income was impacted by xx. xx plan was offered that began from xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the borrower was sick due to xx. xx X months repayment plan was offered. xx further details have been found. xx borrower xx has been working at xx., as an xx for X years.
xx:xx:xx	xx	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx: xx DTI xx: 35.276% xx: 41.412% |---| -6.136% |----| -6.xx% xx: xx expenses as $11,583.84 with xx payments as $4,791.43. xx monthly income verified is $38,822.46 hence calculated xx-close DTI as per 1003 is 42.180%. xx: xx:
xx: xx: xx, 60-119 xx: xx, < 60 xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2024   xx: -30 (xx)   xx %:    xx: xx reflects xx term as 60 months hence xx is xx/xx/2024.   xx: xx:
xx: xx LTV (OLTV)   xx: 88.608%   xx: 88.610%   xx: -0.002%   xx %: -0.00200%   xx: xx report reflects appraisal value as $xx and loan amount is $xx hence calculated LTV is 88.608%.   xx: xx:
xx: xx: xx: 221043211100000000xxxxxx   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xxxxx000000001112342122'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase HOEPA Test Incomplete (Lvl 3) "This loan is not tested against the high-cost mortgage APR threshold since the subject loan is an ARM & an index value is not provided in the loan file. Operative index value could be not determined using the available loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "CE Risk indicator is "Elevated" due to following factors:

1. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.587%) is exceeded APOR (5.740%) by 0.847%. The APR threshold is 5.740% and the subject loan is non-escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL     Charged: 6.587%      Allowed: 5.740%      Over by: +0.847%

2. This loan failed the qualified mortgage interest only test. A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "A copy of AUS/DU is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* Operative index value is unable to confirm (Lvl 2) "The operative index of the loan is not confirmed as the Closing Instructions, Rate Lock Agreement and Loan Program disclosure are missing from the loan file."		Elevated	Not Tested	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67555788	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,189.74	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$763.09	5.731%	624	xx	xx	Conventional	ARM	Cash Out	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	616	Not Applicable	16.958%	First	Final policy	Not Applicable	Not Applicable	12/01/2016	$69,894.73	Not Applicable	3.125%	$255.27	12/01/2016	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with lender xx S xx and xx.
 xx active liens or judgments have been found.
xx annual tax of XXXX has been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx annual tax of XXXX has been paid on xx/xx/XXXX in the amount of $XXXX.XX.	xx to the payment history as of xx/xx/XXXX the last payment date was xx/xx/XXXX the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX,XXX.XX.	xx:xx loan is in collection. xx for default is unavailable. xx to the payment history as of xx/xx/XXXX the last payment date was xx/xx/XXXX the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX,XXX.XX. xx property is owner occupied and in good condition. xx information has been found related damage or repairs.
xx:xx:xx	xx modification agreement was made between xx S xx and xx on xx/xx/XXXX. xx per the modified term, the new principal balance is $XXxx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	xx: xx: xx: $0.00 |---| |----| xx: NA. xx: xx:
xx: xx: 624   xx: 623   xx: 1   xx %: 0.xx%   xx: xx maturity month are 624.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -5.xx%   xx: NA.   xx: xx:
xx: xx LTV (OLTV)   xx: 75.000%   xx: 60.940%   xx: 14.060%   xx %: 14.06000%   xx: xx LTV is 75.00%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: PH string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: PH string is xx.   xx: xx:
xx: xx:    xx:    xx %:    xx: xx is  xx.   xx: xx:
xx: xx of xx: xx - xx: xx consolidation   xx:    xx %:    xx: xx of refiance er application is xx-xx.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx of trasction per HUD-1 is xx.   xx: xx:
xx: xx: xx/xx/2056   xx: xx/xx/1956   xx: xx (xx)   xx %:    xx: xx date is xx/xx/2056.   xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: NA. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test. This loan failed the TILA APR test. This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: Result: FAIL; Loan Data:  5.000% ; Comparison  Data: 2.000% ; Variance:+3.000%  This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL ; Loan Data: $72,931.13 ; Comparison Data: $165,586.87 ; Variance:-$92,655.74. This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $165,586.87. The disclosed finance charge of $72,931.13 is not considered accurate because it is understated by more than $100.  TILA Foreclosure Rescission Finance Charge Test: Result: FAIL; Loan Data: $72,931.13; Comparison Data: $165,586.87; Variance: -$92,655.74. This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $165,586.87. The disclosed finance charge of $72,931.13 is not considered accurate for purposes of rescission because it is understated by more than $35.  TILA APR Test: Result: FAIL; Loan Data: 6.322% ; Comparison Data: 3.930%  Variance:+2.392% This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 3.930%. The disclosed APR of 6.322% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69560731	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,200.57	12/19/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,007.95	5.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	1.937%	First	Final policy	Not Applicable	Not Applicable	06/30/2014	$219,258.64	$1,221.04	5.375%	$1,221.04	09/01/2014	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx’s xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, N.A. xx are two civil judgments found on the subject property in the amount of $xx this was recorded on xx/xx/XXXX & xx/xx/XXXX respectively.	xx per payment history dated xx/xx/XXXX, the borrower is delinquent for X month and the next due date is xx/xx/XXXX.xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx the loan is in collection.
xx per payment history dated xx/xx/XXXX, the borrower is delinquent for X month and the next due date is xx/xx/XXXX.xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current UPB reflected as per the payment history is in the amount of $XX.
xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $X,XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.xx borrower had also promise to pay the deferred balance in the amount of $X,XXX.XX on the maturity date on xx/xx/XXXX.
xx bankruptcy has been filed.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $X,XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.xx borrower had also promise to pay the deferred balance in the amount of $X,XXX.XX on the maturity date on xx/xx/XXXX.	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $187,299.08. The disclosed finance charge of $186,502.08 is not considered accurate because it is understated by more than $100."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $187,299.08. The disclosed finance charge of $186,502.08 is not considered accurate because it is understated by more than $100."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62688600	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,937.46	01/13/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,386.31	5.190%	360	xx	xx	Conventional	ARM	Refinance	23.636%	23.636%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	556	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2012	$703,161.05	Not Applicable	4.750%	$4,192.43	07/01/2012	Financial Hardship	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx, NA as xx xx which was recorded on xx/xx/XXXX.
 xx is an active junior mortgage against the subject property in the favor of xx, xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx is an active junior mortgage against the subject property in the favor of xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx are two state tax liens open against the borrower xx the favor of xx of the xx of xx for the total amount of $XX,XXX.XX which were recorded on xx/xx/XXXX and xx/xx/XXXX respectively.
xx combined taxes for the year of XXXX have been paid total in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the loan is in the collection.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and the next due date is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for the default of the borrower was an excessive obligation.
xx modification, forbearance details are available in recent collections comments.
xx pertaining bankruptcy-related details have been found.
xx per the BPO report dated xx/xx/XXXX located at “xx.pdf”, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx per the review of the servicing comments, the foreclosure was initiated. xx foreclosure file was referred to an attorney on xx/xx/XXXX; however, the foreclosure file was put on hold as the borrower reinstated his account with the amount of $XX,XXX.XX.
xx:xx	xx modification agreement was made on xx/xx/XXXX, between the borrower “xx” and the lender “xx, NA”. xx borrower promises to make a monthly payment of $X,XXX.XX with a rate of interest of X.XXX%, beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx new principal balance stated in the xx is in the amount of $XX.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Notice of Servicing Transfer	xx: xx in xx? xx: xx: xx |---| |----| xx: FC was initiated and later it was hold as the debtor reinstated his account. xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 360   xx: 358   xx: 2   xx %: 0.xx%   xx: xx per the note, the loan original maturity term months are 360.   xx: xx:
xx: xx LTV (OLTV)   xx: 23.636%   xx: 12.900%   xx: 10.736%   xx %: 10.xx%   xx: xx LTV is 23.636%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx payment history string reversed is xx.   xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: NA. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per the final hud-1 document, the settlement date is xx/xx/2005 which is different from the note date xx/xx/2005."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78429572	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$798.84	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,408.73	9.400%	360	xx	xx	Conventional	ARM	Cash Out	88.947%	88.947%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	630	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/29/2014	$143,913.64	Not Applicable	6.007%	$953.71	08/01/2014	Financial Hardship	xx subject mortgage was originated on xx/xx/XXXX with the lender xx which was recorded on xx/xx/XXXX.
xx chain of the assignment is completed.
xx annual combined taxes of XXXX have been paid in the amount $XXX.XX.
xx delinquent taxes have been found for the prior year.
xx per the latest payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is performing. xx per the latest payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan modification agreement was made on xx/xx/XXXX. xx to the modified terms, the new modified principal balance is $XX. xx borrower promised to pay $XXX.XX monthly with interest rate of X.XXXXX%. xx first modified payment date is xx/xx/XXXX and the maturity is xx/xx/XXXX.
xx any damages have been found to the subject property. xx subject property is owner occupied.
xx per the servicing comment dated xx/xx/XXXX, the borrower's income has been impacted due to COVID-19.
xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX. xx to the modified terms, the new modified principal balance is $XX. xx borrower promised to pay $XXX.XX monthly with interest rate of X.XXXXX%. xx first modified payment date is xx/xx/XXXX and the maturity is xx/xx/XXXX.	Affiliated Business Disclosure Document Showing a Index Numerical Value Loan Program Info Disclosure Right of Rescission	xx: xx: xx: xx, < 60 xx |---| |----| xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2014   xx: xx/xx/2014   xx: -64 (xx)   xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 88.947%   xx: 65.720%   xx: 23.227%   xx %: 23.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx - xx: xx consolidation   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2037   xx: xx/xx/2038   xx: -243 (xx)   xx %:    xx:    xx: xx:
xx: xx: PUD   xx: xx:    xx %:    xx:    xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Unable to determine operative index value."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61381591	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$13,532.19	01/28/2025	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$745.46	6.640%	360	xx	xx	Conventional	ARM	Purchase	48.001%	48.001%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	705	714	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2010	$213,199.11	Not Applicable	2.000%	$645.63	09/01/2010	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with xx, recorded with the xx# XXXX-xx of assignment has been completed. xx last assignment is with xx, N.A., xx for xx.

xx mortgages, liens and judgments are found against borrower and property is as follows:

X. xx is a junior mortgage active against property in the favor of “xx, NA”, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XX,XXX.XX with xx# XXXX-xx.
X. xx are two xx card judgments active against borrower “xx B xx” in the favor     of different plaintiff, which were recorded on different dates xx/xx/XXXX and xx/xx/XXXX total in the amount of $X,XXX.XX.

X.xx not match with the property address.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX. xx borrower has been making payment as per xx modification agreement was made on xx/xx/XXXX.xx agreement made between the borrowers (xx an xx) and lender is (xx.) xx new modified principal balance as per modification is in the amount of $XX with interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per loan modification agreement is xx/xx/XXXX. xx contains X steps .xx borrower making payment as per last step. xx to the collection comment dated xx/xx/XXXX, the RFD is curtailment of income. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property. xx evidence has been found regarding xx and xx. xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx:
xx per comment dated xx/xx/XXXX, the foreclosure was initiated in XXXX.xx file was referred to attorney completed on xx/xx/XXXX.xx as per comment dated xx/xx/XXXX, attorney confirmed file on hold, completed on xx/xx/XXXX due to reinstatement.

xx:xx	xx borrower has been making payment as per xx modification agreement was made on xx/xx/XXXX.xx agreement made between the borrowers (xx an xx) and lender is (xx.) xx new modified principal balance as per modification is in the amount of $XX with interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per loan modification agreement is xx/xx/XXXX. xx contains X steps .xx borrower making payment as per last step.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx: xx in xx? xx: xx: xx |---| |----| xx: no xx: xx:
xx: xx: xx: $8032.34   xx:    xx %:    xx: as per mod   xx: xx:
xx: xx of xx: xx/xx/2010   xx: xx/xx/2018   xx: -2953 (xx)   xx %:    xx: xx/xx/2010   xx: xx:
xx: xx: xx: xx:    xx %:    xx: step   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360   xx: 532   xx: -172   xx %: -32.xx%   xx: 360   xx: xx:
xx: xx 1 xx: xx/xx/2010   xx: xx/xx/2010   xx: 31 (xx)   xx %:    xx: xx/xx/2010   xx: xx:
xx: xx 2 xx: xx/xx/2021   xx: xx/xx/2015   xx: 2237 (xx)   xx %:    xx: as per mod   xx: xx:
xx: xx 3 xx: xx/xx/2016   xx: xx/xx/2016   xx: 31 (xx)   xx %:    xx: as per mod   xx: xx:
xx: xx 4 xx: xx/xx/2017   xx: xx/xx/2017   xx: 31 (xx)   xx %:    xx: as per mod   xx: xx:
xx: xx LTV (OLTV)   xx: 48.001%   xx: 36.680%   xx: 11.321%   xx %: 11.xx%   xx: 48.001   xx: xx:
xx: xx: xx: xx:    xx %:    xx: as per ph   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: as per ph   xx: xx:
xx: xx: xx/xx/2050   xx: xx/xx/1950   xx: xx (xx)   xx %:    xx: xx/xx/2050   xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: na xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date as per HUD-1 is xx/xx/2006, which is later than Note date xx/xx/2006."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83151974	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,816.77	03/01/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,265.52	7.015%	480	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2011	$387,221.07	$87,800.00	2.000%	$906.72	12/01/2011	Financial Hardship	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender xx and xx, F.A. and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed, currently the assignment is with xx, N.A.
xx are child support lien and credit card judgments against the borrower.
xx child support lien was recorded on xx/xx/XXXX in the favor of xx of xx; however the amount is not mentioned.
xx credit card judgment was recorded on xx/xx/XXXX for the amount of $XXXX.XX in the favor of xx, xx.
xx taxes for the year XXXX are paid in the amount of $XXXX.XX. xx prior tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX the borrower has been delinquent for X month and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX.xx latest details are matching with the note clause as X.XXX% will be interest rate and it may verify.	xx:xx current status of the loan is in collection. xx to the payment history as of dated xx/xx/XXXX the borrower has been delinquent for X month and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX.
xx process of foreclosure has been initiated the file was referred to an attorney on xx/xx/XXXX.xx, the further comment dated xx/xx/XXXX shows the foreclosure was put on hold due to bankruptcy and the scheduled sale date xx/xx/XXXX has been cancelled. xx further details have been found regarding the foreclosure.
xx occupancy is unable to determine. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx process of foreclosure has been initiated the file was referred to an attorney on xx/xx/XXXX.xx, the further comment dated xx/xx/XXXX shows the foreclosure was put on hold due to bankruptcy and the scheduled sale date xx/xx/XXXX has been cancelled. xx further details have been found regarding the foreclosure.
xx:xx borrower xx had filed the bankruptcy under chapter XX with the case#xx on xx/xx/XXXX and the case was xx on xx/xx/XXXX.	xx loan modification agreement was made between the lender xx and the borrower xx M. xx on xx/xx/XXXX the modified UPB is $XXX,XXX.XX with an interest rate of X.XX% and a P&I of $XXX.XX xx first payment started from xx/xx/XXXX with the maturity date of xx/xx/XXXX.xx is no provision for the balloon payment and it does not have modification steps.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 480   xx: 556   xx: -76   xx %: -13.xx%   xx: NA   xx: xx:
xx: xx 3 xx: xx: xx/xx/2017   xx:    xx %:    xx: NA   xx: xx:
xx: xx 3 xx: xx: 4.000%   xx:    xx %:    xx: NA   xx: xx:
xx: xx 4 xx: xx: xx/xx/2018   xx:    xx %:    xx: NA   xx: xx:
xx: xx 4 xx: xx: 4.125%   xx:    xx %:    xx: NA   xx: xx:
xx: xx LTV (OLTV)   xx: xx: 63.430%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 000000000000000000000001   xx: xx'   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2051   xx: xx/xx/1951   xx: xx (xx)   xx %:    xx: NA   xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: NA xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3919372	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,014.33	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$554.58	6.000%	360	xx	xx	Conventional	Fixed	Purchase	96.960%	96.960%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	541	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in favor of xx, a xx and it was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx is a civil judgment open against the borrower in the favor of xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX	xx:xx is in collections.
xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX
xx per comment dated xx/xx/XXXX, the reason for default is curtailment of income.

xx:xx:xx	xx	Affiliated Business Disclosure Final Truth in Lending Discl. Notice of Servicing Transfer	xx: xx's xx is impacted by xx-19? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx, < 60 xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 96.960%   xx: 55.640%   xx: 41.320%   xx %: 41.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is moderate due to loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.  The annual percentage rate (APR) is 5.990%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per final HUD-1, settlement date is xx/xx/2004. Note date is xx/xx/2004."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9341789	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,093.73	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$590.19	6.958%	361	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	681	707	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/12/2009	$327,976.76	Not Applicable	4.000%	$1,093.26	08/01/2009	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx.
xx chain of assignment has been completed. xx current assignment is with “xx, N.A. as trustee for xx”, which was recorded on xx/xx/XXXX.
xx is a HOA lien in the amount of $XXX.XX which was recorded on xx/xx/XXXX and filed by xx.
xx are X state tax liens in the total amount of $XX,XXX.XX which was recorded on different dates and filed by xx of xx.
xx taxes have been paid in the amount of $X,XXX.XX.
xx delinquent taxes have been found for the prior years.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx current status of the loan is performing.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx per collection comments review, borrower’s intention is to keep the property. xx subject property is in average condition. xx damage has been noted. xx per BPO report dated xx/xx/XXXX, the subject property appears to be well maintained and conforms to the neighborhood, no obvious maintenance issues were observed at the time of the inspection.
xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx” and lender “xx”. xx borrower promises to make a monthly payment of $X,XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XXX,XXX.XX.
xx evidence of bankruptcy and foreclosure has been found in the latest XX months comment.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx” and lender “xx”. xx borrower promises to make a monthly payment of $X,XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, till the maturity date of xx/xx/XXXX. xx stated in the modification is $XXX,XXX.XX.	Affiliated Business Disclosure Notice of Servicing Transfer	xx: xx: xx: xx, < 60 xx |---| |----| xx: xx legal status is performing. xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx/xx/2009   xx: xx/xx/2009   xx: -50 (xx)   xx %:    xx: xx of last MOD is xx/xx/2009.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx amortization type is xx.   xx: xx:
xx: xx: 361   xx: 516   xx: -155   xx %: -30.03875%   xx: xx original maturity term months are 361.   xx: xx:
xx: xx LTV (OLTV)   xx: 80.000%   xx: 55.920%   xx: 24.080%   xx %: 24.08000%   xx: xx standard LTV is 80.000%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string is xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: NA xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57236361	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,682.60	01/28/2025	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,110.83	$1,110.83	5.375%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	38.241%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is from xx, N.A. as trustee for xx recorded on xx/xx/XXXX.
xx is UCC statement against the borrower in the favor of xx I xx recorded on xx/xx/XXXX.
xx and second installments of combined taxes for the year of XXXX/XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.xx loan has not been modified. xx per the comment dated xx/xx/XXXX, the foreclosure was initiated in XXXX and the file was referred to attorney on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the trustee’s sale guarantee received has been completed on xx/xx/XXXX. xx the foreclosures have been placed on hold and the hold is ended. xx per the comment dated xx/xx/XXXX, the loan has been reinstated. xx borrower did not file bankruptcy. xx per the comment dated xx/xx/XXXX, the borrower has been impacted by COVID-19. xx forbearance plan for X months began on xx/xx/XXXX till xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the reason for default is curtailment of income. xx per the comment dated xx/xx/XXXX, the borrower is unemployed. xx per the comment dated xx/xx/XXXX, the subject property is located in FEMA disaster area. xx per the comment dated xx/xx/XXXX, the subject property is owner occupied. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is unemployed.

xx:xx per the comment dated xx/xx/XXXX, the foreclosure was initiated in XXXX and the file was referred to attorney on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the trustee’s sale guarantee received has been completed on xx/xx/XXXX. xx the foreclosures have been placed on hold and the hold is ended. xx per the comment dated xx/xx/XXXX, the loan has been reinstated.
xx:xx	xx	Affiliated Business Disclosure
Credit Application
Credit Report
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Disclosures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal	xx: xx DTI xx: 38.241% xx: 38.973% |---| -0.732% |----| -0.xx% xx: xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 0000876543211000xxxxxxxx   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xxxxxxx0011123456780000'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2050   xx: xx/xx/1950   xx: xx (xx)   xx %:    xx: xx date as 1/1/50.   xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: xx: xx:	3: Curable	* Application Missing (Lvl 3) "An executed copy of final 1003 is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "A copy of Homeownership Counseling disclosure is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "An executed copy of final CD is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "An executed copy of Initial Escrow Account disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl 3)     "An executed copy of Intent to proceed disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Loan Program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 3)     "A copy of Appraisal Report at origination is missing from loan file."
* Missing Initial 1003_Application (Lvl 3)     "An executed copy of initial 1003 is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "An executed copy of initial CD is missing from the loan file."
* Missing Initial LE (Lvl 3)     "An executed copy of initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "The following disclosures are missing from the loan file:

1. Settlement Services Providers List (SSPL) disclosure

2. Fraud Guard Report"
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 3)     "The operative index of the loan is not confirmed as the Closing Instructions, Rate Lock Agreement and Loan Program disclosure are missing from the loan file."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "An executed copy of Affiliated Business disclosure is missing from the loan file."	* Missing credit report (Lvl 2) "Credit report is missing in loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54782134	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,115.28	01/02/2025	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$805.33	5.750%	360	xx	xx	Conventional	Fixed	Cash Out	74.595%	74.595%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with as MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with as MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xnd installment taxes for the year of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XXX,XXX.XX.	xx:
xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx foreclosure was initiated and the file was referred to an attorney on xx/xx/XXXX. xx title was ordered. xx further details have been found.
 xx records for bankruptcy have been found. xx RFD is curtailment of income. xx property is owner occupied. xx per the comment dated xx/xx/XXXX, the borrower’s income was impacted by xx. xx X months FB plan was offered. xx further details have been found.xx working details of the borrower xx have not been mentioned.

xx:xx foreclosure was initiated and the file was referred to an attorney on xx/xx/XXXX. xx title was ordered. xx further details have been found.
xx:xx	xx	Affiliated Business Disclosure Credit Application Credit Report Missing or error on the Rate Lock Transmittal (1008)	xx: xx in xx? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 74.595%   xx: 73.130%   xx: 1.465%   xx %: 1.xx%   xx:    xx: xx:
xx: xx: xx: 00009876543210000xxxxxxx   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xxxxxx00021234567890000'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final Loan Application is not signed by the borrower."
* Application Not Signed by All Borrowers (Lvl 3)     "Final Loan Application is not signed by the borrower."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated business disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "1008 is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39431073	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/25/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,671.88	$2,671.88	6.250%	360	xx	xx	Conventional	ARM	Cash Out	74.891%	74.891%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	2 Family	Not Applicable	xx	Primary	Yes	Yes	No	690	Not Applicable	28.574%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx. for the amount of $XXX,XXX.XX.
xx is junior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “xx” for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is from xx, N.A. trustee for xx recorded on xx/xx/XXXX.
xx active liens and judgments have been found against the borrower and subject property.
xx prior year delinquent taxes have been found.

xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx per the comment dated xx/xx/XXXX, the foreclosure was initiated in XXXX and the file was referred to attorney on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the trustee’s sale guarantee received has been completed on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the foreclosure was placed on hold due to loss mitigation. xx borrower did not file bankruptcy. xx per the comment dated xx/xx/XXXX, the borrower has been impacted by COVID-19. xx per the comment dated xx/xx/XXXX, the forbearance plan for X months began on xx/xx/XXXX till xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the borrower is unemployed. xx per the comment dated xx/xx/XXXX, the reason for default is curtailment of income. xx per the comment dated xx/xx/XXXX, the subject property is located in FEMA disaster area. xx per the comment dated xx/xx/XXXX, the subject property is owner occupied. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx dba xx as xx (xx/xx) from XXX months.

xx:xx per the comment dated xx/xx/XXXX, the foreclosure was initiated in XXXX and the file was referred to attorney on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the trustee’s sale guarantee received has been completed on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the foreclosure was placed on hold due to loss mitigation.

xx:xx	xx	Loan Program Info Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	xx: xx DTI xx: 28.574% xx: 29.552% |---| -0.978% |----| -0.xx% xx: NA xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2030   xx: xx/xx/2030   xx: -28 (xx)   xx %:    xx: NA   xx: xx:
xx: xx LTV (OLTV)   xx: 74.891%   xx: 74.890%   xx: 0.001%   xx %: 0.00100%   xx: xx is missing from the loan files.   xx: xx:
xx: xx: xx: 099998765432100xxxxxxxxx   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xxxxxxxx021234567899990'   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2050   xx: xx/xx/1950   xx: xx (xx)   xx %:    xx: NA   xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "GSE (Fannie Mae Public Guidelines) Amortization Test: Loan Failed QM amortization terms test.

Announcement 2013-06 )
The loan has a date creditor received application before January 10, 2014, the loan contains an interest-only feature, and one or more of the following applies:
The loan is a cash-out refinance.
The loan is secured by an investment property, a unit in a co-op project, or a manufactured home.
The loan is secured by a 2-4 unit property.
The loan has a date creditor received application on or after January 10, 2014 and the loan is not fully amortizing.
For loans with a date creditor received application before January 10, 2014, certain transactions are not eligible for delivery to
Fannie Mae with an interest-only feature.
For loans with a date creditor received application on or after January 10, 2014, loans eligible for sale to Fannie Mae must be fully amortizing, as defined in Regulation Z."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $724,058.44 Calculated Finance Charge $862,241.47 for an under disclosed amount of $138,183.03  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated xx/xx/2020 Initial CD dated xx/xx/2020 does not reflect Points - Loan Discount Fee. However, Final CD dated xx/xx/2020 reflect Points - Loan Discount Fee at $1,337.75. This is fee increase of $1,337.75 for 0% tolerance test fee. Valid COC is available on Pg#867 but not mentioning clearly."
* Missing Appraisal (Lvl 3)     "Appraisal Report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS DU/LP is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is not signed by borrower."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 3)     "Final CD reflects closing date as xx/xx/2020.  Notary signature date on the Mortgage/Deed of Trust is xx/xx/2020.  ROR was signed by Borrower onxx/xx/2020 with an Transaction date of xx/xx/2020  and the loan funded on xx/xx/2020."
* Settlement date is different from note date (Lvl 3)     "Settlement date is xx/xx/2020 and note date reflects xx/xx/2020."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal (1008) is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 7.029% APR Threshold 5.400% Over By +1.629%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s)."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan documents."
																																																																																								* Operative index value is unable to confirm (Lvl 2) "Operative Index Value is unable to confirm from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79008861	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$7,004.58	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,162.88	$2,162.88	6.600%	360	xx	xx	Conventional	ARM	Cash Out	65.000%	65.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX by ‘xx’ in favor of ‘xx, xx’ which was recorded on xx/xx/XXXX under instrument# xx-xx-X with loan amount of $XXX,XXX.XX.
xx chain of assignment is complete. xx current assignee is with ‘xx, xx’.
xx is senior mortgage against the subject property in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under instrument# xx in the favor of ‘xx, xx of the TPN xx XXXK xx FBO xx’.
xx active xx/liens have been found against the subject property/borrower/owner.
xx prior delinquent taxes have been found.
xx county taxes for XXXX-XXXX are paid off in the amount of $X,XXX.XX.
xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX. xx delinquency has been done for more than X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.	xx:xx:
xx dated xx/xx/XXXX reveals that the borrower has been the delinquent from xx/xx/XXXX. xx delinquency has been done for more than X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the current interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX.
xx visible damages/repairs have been found.
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx comment dated xx/xx/XXXX shows that reason for default is unemployment of borrower. xx’s income has been impacted by COVID-19. xx loan is in active forbearance plan. xx comment dated xx/xx/XXXX shows that income has been deceased. xx comment dated X/XX/XXXXshows that reason for default is curtailment of income.
xx employment of borrower is not found in available collection comments.

xx:xx:xx	xx	Credit Report Document Showing a Index Numerical Value Initial 1003_Application Loan Program Info Disclosure Missing Disclosures Missing Initial LE Missing or error on the Rate Lock Transmittal (1008)	xx: xx: xx: $0.00 |---| |----| xx: xx: xx:
xx: xx: xx: 132111111121010000000xxx   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx000000010121111113231'   xx:    xx %:    xx:    xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: xx of junior lien is unavailable. xx: xx:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "A copy of Homeownership Counseling disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 3)     "An executed copy of Loan Program disclosure is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "An executed copy of initial 1003 is missing from the loan file."
* Missing Initial LE (Lvl 3)     "An executed copy initial Loan Estimate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "The following disclosures are missing from the loan file:

1. Settlement Services Providers List (SSPL) disclosure

2. Fraud Guard Report"
* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary (1008) is missing from loan file."	* Missing credit report (Lvl 2) "Credit report is missing in loan file."
																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "The operative index of the loan is not confirmed as the Closing Instructions, Rate Lock Agreement and Loan Program disclosure are missing from the loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20501643	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$9,781.22	01/16/2025	XX	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,438.75	5.550%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2013	$250,584.35	Not Applicable	2.000%	$764.88	09/01/2013	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with xx, recorded with the xx/ xx/xx#xx / XXX.

xx of assignment has been completed. xx last assignment is with U.S. xx.

xx mortgages, liens and judgments are found against borrower and property is as follows:

X.xx is a junior mortgage active against property in the favor of “xx, A xx”, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $ XX,XXX.XX with xx.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx borrower has been making payment as per xx modification agreement was made on xx/xx/XXXX.xx agreement made between the borrowers (xx F. xx) and lender is (xx.) xx new modified principal balance as per modification is in the amount of $XX with interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per loan modification agreement is xx/xx/XXXX.

xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx per updated xx report dated xx/xx/XXXX,the xx was initiated in XXXX with xx#XX-xx.xx(PG#XX) was filed on xx/xx/XXXX and was recorded on xx/xx/XXXX.xx as per xx report xx was reinitiated in XXXX with xx#XX-xx was filed on xx/xx/XXXX  and was recorded on xx/xx/XXXX . xx the xx put on hold due to loss mitigation.
xx:xx	xx borrower has been making payment as per xx modification agreement was made on xx/xx/XXXX.xx agreement made between the borrowers (xx F. xx) and lender is (xx.) xx new modified principal balance as per modification is in the amount of $XX with interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per loan modification agreement is xx/xx/XXXX.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	xx: xx in xx? xx: xx: xx |---| |----| xx: yes xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: na   xx: xx:
xx: xx LTV (OLTV)   xx: 90.000%   xx: 68.430%   xx: 21.570%   xx %: 21.xx%   xx: 90.00%   xx: xx:
xx: xx: 000000000000000000000000   xx: 00000000000000000000000'   xx:    xx %:    xx: as per PH   xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: na xx: xx:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98042803	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$6,482.55	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,269.80	2.250%	360	xx	xx	FHA	ARM	Purchase	94.940%	94.940%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	56.058%	First	Final policy	Not Applicable	Not Applicable	08/09/2018	$294,034.04	$36,339.85	2.250%	$929.57	09/01/2018	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for WCS xx which was recorded on xx/xx/XXXX.
xx chain of the assignment is completed. xx, N.A., xx trustee for xx which was recorded on xx/xx/XXXX.
xx are eight active HOA liens on subject property recorded on different dates in favor of different plaintiffs for the total amount of $$XX,XXX.XX.
xx are state tax liens against the borrower in the favor of xx of xx which was recorded on xx/xx/XXXX and xx/xx/XXXX in the amount of $XX,XXX.XX.
xx combined taxes of XXXX have been paid in the amount $XXXX.XX. xx prior year delinquent taxes have been found.

xx to the payment history as of xx/xx/XXXX, the borrower has been delinquent for XX+days and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history tape data is in the amount of $XX.
xx:
xx loan is currently in collections and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX.  xx per the review of the PACER report, the borrower xx had filed bankruptcy under chapter XX on xx/xx/XXXX with case number #xx. xx debtor was dismissed on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.

xx property is owner occupied. xx repairs and damages have been found. xx comments have been found stating the borrower’s income was impacted by xx.

xx:xx:xx per the review of the PACER report, the borrower xx had filed bankruptcy under chapter XX on xx/xx/XXXX with case number #xx. xx POC was filed on xx/xx/XXXX with its secured amount of $xx and the arrearage amount of $xx.

xx debtor was dismissed on xx/xx/XXXX and the case was terminated on xx/xx/XXXX.
xx loan modification agreement was made between the borrower xx S xx and the lender xx on xx/xx/XXXX. xx modified UPB is $XXX,XXX.XX. xx borrower promises to pay P&I in the amount of $XXX.XXwith an interest rate of X.XXX%, beginning from xx/xx/XXXX. xx maturity is xx/xx/XXXX. xx loan has been modified once since origination.	Affiliated Business Disclosure Credit Report Mortgage Insurance	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx per the review of the PACER report, the borrower xx had filed bankruptcy under chapter 13 on xx/xx/2015 with case number #xx. xx: xx:
xx: xx: $xx: $xx: $168.06   xx %: 0.xx%   xx:    xx: xx:
xx: xx of xx: xx/xx/2018   xx: xx/xx/2018   xx: -23 (xx)   xx %:    xx: xx loan modification agreement was made between the borrower xx S xx and the lender xx on xx/xx/2018.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per the mod, the amortization type is step.   xx: xx:
xx: xx: 360   xx: 559   xx: -199   xx %: -35.xx%   xx: xx per the note, the original loan maturity term months are 360.   xx: xx:
xx: xx LTV (OLTV)   xx: 94.940%   xx: 67.660%   xx: 27.280%   xx %: 27.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058   xx: xx/xx/1958   xx: xx (xx)   xx %:    xx: xx per the mod, the maturity is xx/xx/2058.   xx: xx:
xx: xx of xx(s) xx: xx: $0.00 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is FHA. The MI certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91513095	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$7,261.66	04/17/2021	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,122.08	5.250%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	32.034%	First	Final policy	Not Applicable	Not Applicable	08/01/2020	$214,433.82	Not Applicable	2.500%	$707.16	08/01/2020	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX, shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx, A xx of xx, N.A.

xx chain of assignment has been completed.

xx is one junior mortgage active in the favor of MERS as nominee for xx's xx, in the amount of $XX,XXX.XX, originated on xx/xx/XXXX and recorded on xx/xx/XXXX.

xx subject mortgage is in lower lien position as there are multiple water/sewer lien against the subject property in favor of xx of xx of the xx of xx recorded from XXXX to XXXX in the total amount of $X,XXX.XX. xx subject property is located in xx which is a super lien state. xx is a risk of property getting foreclosed. xx can be cured by the paying off the above unpaid lien with the penalty.

xx Xst and Xnd installment of xx taxes for the year XXXX have been paid in the amount of $X,XXX.XX.

xx prior year delinquent taxes have been found.

xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is in collection.

xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx per comment dated xx/xx/XXXX, the subject property is owner occupied.

xx per comment dated xx/xx/XXXX, the reason for default is excessive obligations.

xx per comment dated xx/xx/XXXX, the reason for default is curtailment of income.

xx foreclosure was initiated in the loan by filing referred to attorney on xx/xx/XXXX. xx per comment dated xx/xx/XXXX, the foreclosure was closed as the loan was modified. xx further details have been found.

xx to the PACER, the borrower xx M. xx and xx S. xx had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX. xx, the unsecured portion is $X.XX. xx case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.
xx:xx foreclosure was initiated in the loan by filing referred to attorney on xx/xx/XXXX. xx per comment dated xx/xx/XXXX, the foreclosure was closed as the loan was modified. xx further details have been found.
xx:xx to the PACER, the borrower xx M. xx and xx S. xx had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX. xx, the unsecured portion is $X.XX. xx case was discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx modification agreement was made between xx and xx on xx/xx/XXXX. xx per the modified term, the new principal balance is $XX. xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX. xx modification does not have a xx provision. xx loan was modified thrice.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx to the PACER, the borrower xx M. xx and xx S. xx had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2015. xx schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $172,147.26 and the value of the collateral is $240,000.00. xx, the unsecured portion is $0.00. xx case was discharged on xx/xx/2016 and terminated on xx/xx/2016. xx: xx:
xx: xx: xx:    xx:    xx %:    xx: xx last name is xx.   xx: xx:
xx: xx: xx: xx, < 60 xx:    xx %:    xx: xx loan is in collections.   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx foreclosure was initiated in the loan by filing referred to attorney on xx/xx/2020. xx per comment dated xx/xx/2020, the foreclosure was closed as the loan was modified. xx further details have been found.   xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: 360   xx: 667   xx: -307   xx %: -46.02698%   xx: xx original maturity terms are 360.   xx: xx:
xx: xx 1 xx: xx/xx/2020   xx: xx/xx/2020   xx: 31 (xx)   xx %:    xx: xx step 1 date is xx/xx/2020.   xx: xx:
xx: xx 2 xx: xx/xx/2025   xx: xx/xx/2025   xx: 31 (xx)   xx %:    xx: xx step 2 date is xx/xx/2025.   xx: xx:
xx: xx LTV (OLTV)   xx: 80.000%   xx: 78.470%   xx: 1.530%   xx %: 1.xx%   xx: xx standard LTV(OLTV) is 80.000%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx payment history reversed string is xx.   xx: xx:
xx: xx: xx/xx/2060   xx: xx/xx/1960   xx: xx (xx)   xx %:    xx: xx maturity date is xx/xx/2060.   xx: xx:
xx: xx of xx(s) xx: xx: $xx: xx %: xx: N/A xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Secondary Market Exceptions and Loan Conditions
CT License Validation Test: FAIL
This loan failed the Connecticut license validation test. (CT HB 5577 Section 39(b))
First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license.
As of July 1, 2008 the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July 1st, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "GSE (Based on Fannie Mae Lender Announcements and Lender Letters)
GSE (Fannie Mae public guidelines) Seller Paid Points and Fees Exception Test: FAIL

GSE (Based on Freddie Mac Guide Bulletins and Industry Letters)
GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test: FAIL

Secondary Market Exceptions and Loan Conditions
CT License Validation Test: FAIL"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Connecticut State. The following required state disclosures are missing from the loan file.
1. Appraisal Disclosure
2. 2nd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure
3. Interest Rate Disclosure
4. Lock-In Agreement Disclosure
5. Payoff Statement Disclosure
6. Legal RepresentationDisclosure
7. Non-Prime HUD Contacxxisclosure
8. Non-Prime Notice of Loan Terms Disclosure
9. Interim Financing Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65778771	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,054.27	12/18/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,176.03	3.250%	360	xx	xx	Conventional	ARM	Purchase	64.103%	64.103%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	770	772	16.611%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx active liens and judgments found against the borrower.
xx taxes for the year XXXX are paid in the amount of $XX,XXX.XX. xx prior tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in tape for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing.
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in tape for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy in available comment history. xx occupancy is unable to determine. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx per xx data, xx doesn't require MI. xx, audit value reflect not applicable. xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 24 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: 8.250%   xx: 12.000%   xx: -3.750%   xx %: -3.xx%   xx: xx per xx data, xx rate at first adjustment reflect 12.000%. xx, xx document reflect 8.250%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 000000000000000000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: 000000000000000000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 2.000%   xx: 1.000%   xx: 1.000%   xx %: 1.00000%   xx: NA   xx: xx:
xx: xx: 2.000% xx: 5.000% xx: -3.000% xx %: -3.00000% xx: NA xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE result is Moderate as This loan has failed TILA Post-Consummation Revised Closing Disclosure Finance Charge Test and TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA Post-Consummation Revised Closing Disclosure Finance Charge Test and TILA Finance Charge Test.

																																																																																								The disclosed finance charge is $326,007.88 and allowed is $338,202.67 however it is undercharged by $12,194.79."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76703642	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,057.72	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$935.75	4.875%	360	xx	xx	Conventional	ARM	Purchase	55.000%	55.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	4.805%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx active liens and judgments found against the borrower. xx county taxes for the year XXXX are paid in the amount of $XXXX.XX. xx prior tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX with an interest rate of X.XXX%. xx current UPB is reflected in tape for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing.
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX with an interest rate of X.XXX%. xx current UPB is reflected in tape for the amount of $XXX,XXX.XX. xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Credit Report Initial Escrow Acct Disclosure	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 61 (xx)   xx %:    xx:    xx: xx:
xx: xx: 6.875%   xx: 12.000%   xx: -5.125%   xx %: -5.xx%   xx: xx per xx data ,xx at xx is 12%.xx documents reflects as 6.875%   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx at xx (xx)   xx: xx: xx:    xx %:    xx: xx per xx data ,xx at xx is xx. xx documents reflects as xx.   xx: xx:
xx: xx: xx: 000000000000000000000000   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx: 000000000000000000000000 xx: xx %: xx: xx: xx:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account Disclosure is missing from the loan document."	* Missing credit report (Lvl 2) "Credit report is missing in loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
813563	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,303.08	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$662.64	5.250%	360	xx	xx	Conventional	ARM	Refinance	42.857%	42.857%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	29.738%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of xx, xx.
xx of assignment has been completed. xx, the mortgage is with xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx property is owner occupied. xx repairs and damages have been found. xx comments have been found stating the borrower’s income was impacted by xx.xx borrower xx has been working at xx as a xx. xx/ EC for X years X months.
xx:xx:xx	xx	Credit Report Missing DU/GUS/AUS	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1342 (xx)   xx %:    xx:    xx: xx:
xx: xx: 7.250%   xx: 12.000%   xx: -4.750%   xx %: -4.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx at xx (xx) xx: xx: xx: xx %: xx: xx reflects xx at xx as xx. xx: xx:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Form 1007 & 216 is missing from the appraisal report due to DSCR Ratio is reflecting as -0.37."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "Missing DU/GUS/AUS in the loan file."	* Missing credit report (Lvl 2) "Credit report is missing in loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13846755	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$860.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$388.06	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	684	Not Applicable	27.043%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx for year XXXX have been paid in the amount of $XXX.XX.
Xnd installment of county tax for the year XXXX is due in the amount of $XXX.XX which was due on xx/xx/XXXX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Affiliated Business Disclosure Final Truth in Lending Discl. Good Faith Estimate Initial Escrow Acct Disclosure Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx per loan document MI value is not reflected so MI certificate is not applicable. xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1342 (xx)   xx %:    xx: xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 00000000000000000000000M   xx: 000000000000000000000000   xx:    xx %:    xx: 00000000000000000000000M.   xx: xx:
xx: xx: M00000000000000000000000 xx: 000000000000000000000000 xx: xx %: xx: M00000000000000000000000. xx: xx:	3: Curable	* Document(s) Required by AUS Missing from Loan file (Lvl 3) "AUS Document is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 3)     "Final Truth in Lending missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "Final Good Faith Estimate missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing from loan file."
* Initial Good Faith Estimate is Missing (Lvl 3)     "Initial Good Faith Estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 3)     "Initial Truth in Lending Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "1008 is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39882113	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$849.28	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$376.74	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	684	Not Applicable	22.438%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx for year XXXX have been paid in the amount of $XXX.XX.
xx taxes for the year XXXX are due in the amount of $XXX.XX which was due on xx/xx/XXXX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Affiliated Business Disclosure
Appraisal (Incomplete)
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Missing Required Disclosures
Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 31 (xx)   xx %:    xx: xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 00000000000000000000000M   xx: 000000000000000000000000   xx:    xx %:    xx: 00000000000000000000000M.   xx: xx:
xx: xx: M00000000000000000000000 xx: 000000000000000000000000 xx: xx %: xx: M00000000000000000000000. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "As per the Appraisal report Operative income statement is missing from the loan documents located as XX
* Final TIL Missing or Not Executed (Lvl 3)     "Final Truth in Lending Disclosure is missing from loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "Final Good Faith Estimate is missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Organizations Disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing from loan documents."
* Initial Good Faith Estimate is Missing (Lvl 3)     "Initial Good Faith Estimate is missing from loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 3)     "Initial Truth in Lending is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Missing a required document to verify Final DTI."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from Loan Document."
* Missing Required Disclosures (Lvl 3)     "Missing Settlement Services Provider List."
* Missing Required Disclosures (Lvl 3)     "Service provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated Business Disclosure is missing from Loan Document."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "1008 Transmittal Summery is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27751407	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$935.32	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$404.23	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	684	Not Applicable	33.664%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx for year XXXX have been paid in the amount of $XXX.XX.
xx taxes for the year XXXX are due in the amount of $XXX.XX which was due on xx/xx/XXXX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Affiliated Business Disclosure Appraisal (Incomplete) Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 31 (xx)   xx %:    xx: xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 00000000000000000000000M   xx: 000000000000000000000000   xx:    xx %:    xx: 00000000000000000000000M.   xx: xx:
xx: xx: M00000000000000000000000 xx: 000000000000000000000000 xx: xx %: xx: M00000000000000000000000. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Operating income sheet is missing from the appraisal document and the property type is investment."
* Final TIL Missing or Not Executed (Lvl 3)     "Final TIL is Missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 3)     "Initial Good Faith Estimate is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 3)     "Initial Truth in Lending Disclosure is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Service provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Required Affiliated Business Disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal 1008 is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8740512	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$293.87	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$376.74	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	684	Not Applicable	27.298%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx was recorded on xx/xx/XXXX.

xx chain of assignment has been completed.

xx active liens and judgments have been found.
xx Xst installment of tax of XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.

xx Xnd installment of tax of XXXX has been due in the amount of $XXX.XX on xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX
xx reason for default is unable to be determined. xx subject property has been occupied by the owner. xx comments have been found for damage or repairs.

xx:xx:xx	xx	Appraisal (Incomplete) Hazard Insurance Initial Escrow Acct Disclosure Missing or error on the Rate Lock Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 31 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx: xx %: xx: xx per the note document located as 0030793366_Note_NOTE_ the given property address is reflects xx postal code. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "In the given appraisal located as xx report operative income statement is missing from the documents."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the Loan Documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate Lock Agreement Signed by the borrowers is missing from the Loan Documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard Insurance expiration date is not covering closing date."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The Final 1008 Transmittal Summary document is missing from the Loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3597474	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,661.49	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$447.35	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	703	Not Applicable	19.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.

xx chain of assignment has been completed.

xx active liens and judgments have been found.

xx Xst installment of tax of XXXX has been paid in the amount of $XXXX.XX on xx/xx/XXXX.

xx Xnd installment of tax of XXXX has been due in the amount of $XXXX.XX on xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX

xx reason for default is unable to be determined. xx subject property has been occupied by the owner. xx comments have been found for damage or repairs.
xx:xx:xx	xx	Affiliated Business Disclosure
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Missing Disclosures
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Missing Required Disclosures
Transmittal (1008)	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1370 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* Final TIL Missing or Not Executed (Lvl 3) "Final Truth in Lending Disclosure is missing from loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "Final Good Faith Estimate is missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Organizations Disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing from loan documents."
* Initial Good Faith Estimate is Missing (Lvl 3)     "Initial Good Faith Estimate is missing from loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 3)     "Initial Truth in Lending Disclosure is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Missing a required AUS document to verify Final DTI."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement signed by the Borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Operating Income Statement is missing from loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement Services Provider List is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated Business disclosure is missing from loan documents."
* Settlement date is different from note date (Lvl 3)     "Final HUD-1 Statement reflects Settlement date as xx/xx/2018."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Missing Final Transmittal Summary."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62792114	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,932.62	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$376.61	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	733	Not Applicable	31.487%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender xx for the amount of $XX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is from xx recorded on xx/xx/XXXX.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and due in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx per the comment dated xx/xx/XXXX, the borrower has been called regarding COVID-19. xx servicer has been advised to reinstate the loan. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx as xx from XX months.

xx:xx:xx	xx	Affiliated Business Disclosure Final Truth in Lending Discl. Good Faith Estimate Initial Escrow Acct Disclosure Missing Disclosures Missing or error on the Rate Lock Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1370 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx %: xx: xx data reflects property address as "88 xx" xx reflects it as "80 W xx". xx: xx:	3: Curable	* Final TIL Missing or Not Executed (Lvl 3) "Final TIL is missing from loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "Final GFE is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing from loan documents."
* Initial Good Faith Estimate is Missing (Lvl 3)     "Initial GFE is missing from loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 3)     "Initial TIL is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from loan documents."
* Missing Required Disclosures (Lvl 3)     "Missing Settlement Services Provider List."
* Missing Required Disclosures (Lvl 3)     "Your Home loan Toolkit / Acknowledgment / Disclosure Tracking is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated business disclosure is missing from loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summery is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9599800	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$646.45	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$484.54	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	684	Not Applicable	47.661%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx active liens and judgments have been found. xx Xst installment of tax of XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX. xx Xnd installment of tax of XXXX has been due in the amount of $XXX.XX on xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX
xx reason for default is unable to be determined. xx subject property has been occupied by the owner. xx comments have been found for damage or repairs.

xx:xx:xx	xx	Affiliated Business Disclosure Final Truth in Lending Discl. Good Faith Estimate Initial Escrow Acct Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 31 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "The Rate Lock Agreement is missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final Good Faith Estimate is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal/1008 document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7539272	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,195.56	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,646.90	4.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	46.245%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX. xx chain of the assignment has been completed. xx latest assignment is with xx county taxes for the year XXXX have been paid for the total amount of $X,XXX.XX. xx prior years delinquent taxes have been found.	xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX. xx modification, forbearance details are available in recent collections comments. xx foreclosure activity has been found. xx pertaining bankruptcy-related details have been found. xx evidence related to occupancy and the current condition of the subject property has been found in the latest available months of servicing comments. xx damage pertaining to the subject property has been found. xx per the final XXXX, the borrower “xx M. xx” is working in CSI of MD, LLC as a xx from XXX months.
xx:xx:xx	xx	Affiliated Business Disclosure Missing Initial Closing Disclosure	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx interest calculation type is 360/360.   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 67 (xx)   xx %:    xx: xx per the latest PH, the last payment was recevied on xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 80.000%   xx: 79.489%   xx: 0.511%   xx %: 0.xx%   xx: xx CLTV ration perent is 80%.   xx: xx:
xx: xx LTV (OLTV)   xx: 80.000%   xx: 79.489%   xx: 0.511%   xx %: 0.xx%   xx: xx LTV ration perent is 80%.   xx: xx:
xx: xx: 00000000000000000000MMMM   xx: 000000000000000000000000   xx:    xx %:    xx: xx payment history string reversed is 0000000000000000000000000MMMM.   xx: xx:
xx: xx: MMMM00000000000000000000 xx: 000000000000000000000000 xx: xx %: xx: xx payment history string reversed is MMMM0000000000000000000000000. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Initial Closing disclosure is missing hence Trid tolerance could not be tested."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan file."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business form disclosure is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.25%, the Borrower income was $5509.86 and total expenses are in the amount of $502.00 and the loan was underwritten by AUS/LP (Locator# XX Page#3) and its recommendation is “Accept/Eligible” with a DTI of 46.25%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92844809	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,947.57	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$527.23	5.000%	360	xx	xx	Conventional	ARM	Purchase	64.124%	64.124%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	No	Yes	Unavailable	Not Applicable	40.129%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with xx.
xx active liens and judgments have been found.
xx annual county taxes of XXXX are paid in the amount of $XXXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX
xx loan has not been modified once since origination.
xx, the borrower is working as commander in xx.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.
xx:xx:xx	xx	Credit Report
Initial 1003_Application
Loan Program Info Disclosure
Missing Disclosures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 61 (xx)   xx %:    xx:    xx: xx:
xx: xx: 8.000%   xx: 12.000%   xx: -4.000%   xx %: -4.00000%   xx: xx reflects xx at xx as 8.000%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 3.000% xx: 0.000% xx: 3.000% xx %: 3.00000% xx: xx reflects xx as 3.000%. xx: xx:	3: Curable	* Income documentation does not meet guidelines (Lvl 3) "Missing last two years signed income tax returns and W2s."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Loan Program Disclosure is missing from the Loan Documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is missing from the Loan Documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock Agreement is missing from the Loan Documents."
* Missing Required Disclosures (Lvl 3)     "Operative Income Statement/Rental Agreement is missing from loan documents."
* Missing Required Disclosures (Lvl 3)     "Service provider list is missing from the Loan Documents."
* Missing Required Disclosures (Lvl 3)     "Your Home loan Toolkit / Acknowledgement / Disclosure Tracking is missing in the loan file."
* Operative index value is unable to confirm (Lvl 3)     "Unable to confirm operative index value."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary(1008) Document is missing from the Loan Documents."	* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership Counseling Disclosure is missing from loan documents."
																																																																																								* Missing credit report (Lvl 2) "Credit Report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19078064	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,947.57	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$554.07	5.000%	360	xx	xx	Conventional	ARM	Purchase	67.388%	67.388%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	No	Yes	Unavailable	Not Applicable	49.530%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX by ‘xx and xx’ in favor of ‘xx’ which was recorded on xx/xx/XXXX under instrument# xx XXXX /XXXX with loan amount of $XXX,XXX.XX.
xx chain of assignment is xxomplete. xx current assignee is with ‘xx, xx’.
xx active judgments/liens have been found against the subject property/owner/borrower.
xx county taxes for XXXX are paid off in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX	xx:xx first payment date is xx/xx/XXXX. xx provided payment history dated as of xx/xx/XXXX reveals that the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the current interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx payment history reflects current unpaid principal balance is in the amount of $XX
xx evidences have been found regarding foreclosure process and bankruptcy case.
xx visible damages have been found.
xx has not been modified since origination.
xx per XXXX, borrower was working as ‘xx’ at ‘xx’.
xx per latest BPO report xx  dated xx/xx/XXXX, subject property is occupied by owner and no estimated repairs have been found.
xx:xx:xx	xx	Initial 1003_Application
Loan Program Info Disclosure
Missing Disclosures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required State Disclosures
Notice of Servicing Transfer
Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx loan amount is $103,213 & the sales price of the subject property is $153,162. xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 61 (xx)   xx %:    xx:    xx: xx:
xx: xx: 8.000%   xx: 12.000%   xx: -4.000%   xx %: -4.00000%   xx: xx at first adjustment, as per the ARM xx is 8%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 3.000%   xx: 0.000%   xx: 3.000%   xx %: 3.00000%   xx: xx the ARM xx, it is clearly mentioned that the adjustable interest rate will not increase or decrease by more than 3.000%.   xx: xx:
xx: xx: xx xx: xx %: xx: xx subject property address given in xx is, "xx S xx 418, xx, FL xx" xx: xx:	3: Curable	* Loan program disclosure missing or unexecuted (Lvl 3) "The amortization type is ARM. Loan Program disclosure is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Missing Settlement Services Provider List."
* Missing Required Disclosures (Lvl 3)     "Your Home loan Toolkit / Acknowledgment / Disclosure Tracking is missing in the loan file."
* Missing Required State Disclosures (Lvl 3)     "Operative Income statement/ Rental Agreement is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing Transfer Disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "1008 is missing from the loan documents."	* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership Counseling Disclosure is missing from loan documents."
																																																																																								* Intent to Proceed Missing (Lvl 2) "Intent to Proceed is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6669101	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,454.05	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$593.80	5.750%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	658	687	23.168%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender xx, Lxx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx, xx.
xx is an active junior mortgage open against the subject property filed by xx for the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx taxes for the year XXXX have been paid for the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX	xx:xx to the review of the servicing comments, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX
xx comment dated xx/xx/XXXX reveals that the covid forbearance solicitation letter and mail; however, no more comments have been found related to the borrower's income was impacted due to COVID-19 or not
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the latest available months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final XXXX, the borrower “xx D. xx” is working in UAW as a xx for XX months.

xx:xx:xx	xx	Missing DU/GUS/AUS	xx: xx: 360/360 xx: xx |---| |----| xx: xx per loan document xx is 360/360 from note data. xx is xx. xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 57 (xx)   xx %:    xx: xx last payment was recevied on xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx payment history string reversed is xx. xx: xx:	3: Curable		* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS DU/LP is missing from the loan files."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44502269	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,525.33	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$820.76	5.875%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	17.480%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx latest assignment is with MERS as nominee for xx, xx.
xx active liens and judgments have been found.
xx combined taxes for the year of XXXX have been paid.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the latest available months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final XXXX, the borrower “xx” is working in NBMS xx as an xx from XXX months.

xx:xx:xx	xx	Origination Appraisal	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx per tape data xx is xx. but, xx audit value is 360/360.   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 63 (xx)   xx %:    xx: xx last payment was received on xx/xx/2021.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* 0% Tolerance Fees test fail (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test.
 Initial LE dated xx/xx/2018 reflects Points- Loan Discount Fee $1499.00 . However, Final CD dated xx/xx/2019 reflects the Points- Loan Discount Fee $1515.15 .This is an increase of $16.15 for charges that cannot increase 0% tolerance test. Valid COC for the addition of Points- Loan Discount Fee  is missing from loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2018 shows Points - Loan Discount Fee at $1499.00, however Final CD dated xx/xx/2019 shows Points - Loan Discount Fee at $1,515.15. This is a fee increase of $16.15 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* GSE Points and Fees Test Violations (Lvl 3)     "1.Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $5330.78 Fees threshold $4088.77 Over By +$1242.01
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $3815.63 paid by Lender
2.Loan Fails GSE (Freddie Mac public guidelines) QM Points and Fees Test due to Fees charged $5330.78 Fees threshold $4088.77 Over By +$1242.01
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $3815.63 paid by Lender
3.Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $5330.78 Fees threshold $4088.77 Over By +$1242.01
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $3815.63 paid by Lender"
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal is missing from Loan Document."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50120557	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,696.05	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$729.63	4.500%	360	xx	xx	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, MERS as nominee for xx, xx. D/B/A xx, with xx.

xx chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx, xx. D/B/A xx active judgments or liens have been found against the borrower.
xx county taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.
xx per the comments dated xx/xx/XXXX, the borrower’s income has been impacted due to COVID-19 pandemic. xx further details have been found.
xx evidence has been found regarding damage or repairs in the latest servicing comments.

xx:xx:xx	xx	Affiliated Business Disclosure
Credit Application
Credit Report
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1340 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2019   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: xx: 80.000%   xx:    xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: xx: 80.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final Application is missing from the loan file"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure document is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing in the loan file."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed document is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal Report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS Report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is missing in the loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing in the loan file."
* Missing Initial LE (Lvl 3)     "Initial LE is missing in the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing Required Disclosures (Lvl 3)     "Home Loan Toolkit Disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated Business Disclosure is missing in the loan file."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal (1008) is missing from the loan file"	* Missing credit report (Lvl 2) "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "List of Service Providers document is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10864363	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,895.99	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$698.20	4.625%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	101.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	33.999%	First	Preliminary title policy	Not Applicable	$5,600.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx.
xx is a junior mortgage against the subject property in the amount of $X,XXX.XX.
xx county taxes of XXXX have been paid in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx, the borrower is working as xx in xx from last XX years.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.

xx:xx:xx	xx	HUD-1 Closing Statement Initial Escrow Acct Disclosure	xx: xx: 360/360 xx: xx |---| |----| xx: xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1372 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 101.000%   xx: 97.000%   xx: 4.000%   xx %: 4.00000%   xx: xx on the 1008, loan was approved with a 101% CLTV.   xx: xx:
xx: xx: 00000000000000000000000   xx: 000000000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: 00000000000000000000000 xx: 000000000000000000 xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test. (NC §24-1.1A (c)(1)(b)) The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,718.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).  Revised loan estimate dated xx/xx/2019 added the following fees, no change of circumstance provided to acknowledge the addition of the fees, 1% Discount point of $1358, Counseling fee of $75, Flood Transfer fee of $10 and Investor Review Fee of $275."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Missing copy of the final closing disclosure, only an initial closing disclosure provided in the file."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Missing evidence of the Escrow Disclosure."			Moderate	Pass	Pass	No Result	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98257841	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,671.01	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,616.82	4.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	11.469%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx#xx.

xx is no chain of assignment as the subject mortgage is with the original lender.

xx active judgments or liens have been found against the borrower/subject property.

xx annual installment taxes for the year XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of PITI is $X,XXX.XX which includes P&I of $X,XXX.XX, which was applied for the due date of xx/xx/XXXX. xx per seller’s tape data, the current UPB reflected is in the amount of $XX.	xx:xx per the review of the collection comments, the current status of the loan is performing. xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx per seller’s tape data, the current UPB reflected is in the amount of $XX. xx reason for default is unable to be determined. xx collection comment dated xx/xx/XXXX states the borrower’s income impacted by COVID-19 pandemic. xx forbearance plan has been approved which is active till xx/xx/XXXX. xx further details have been found. xx BPO report xx dated xx/xx/XXXX states the subject property is owner-occupied and the property is in average condition with no repairs noted. xx, the borrower is working at xx as xx from XXX months.
xx:xx:xx	xx	Initial 1003_Application Missing or error on the Rate Lock	xx: xx REO xx? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1329 (xx)   xx %:    xx: xx payment received date is xx/xx/2021.   xx: xx:
xx: MI xx: MGIC   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is 000MMMMMMMM0000000000000MM.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx history string reversed is 000MMMMMMMM0000000000000MM. xx: xx:	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Copy of initial 1003 is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Copy of borrower signed rate lock agreement is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges than in total cannot increase more than 10% tolerance test. CD dated xx/xx/2019 reflects the sum of section C fees and recording fee at $2,793.00. CD dated xx/xx/2019 reflects the sum of Section C and recording fee at $3,308.86. This is a cumulative increase of $236.56 for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is available; COC is not getting tested due to loan failing TRID delivery and timing test."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42268490	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,615.29	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,568.79	5.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	99.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	725	739	30.882%	First	Short Form Policy	Not Applicable	$11,796.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, Lxx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx is a junior mortgage active in the favor of MERS as nominee for xx, Lxx, in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx combined taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx R. xx-xx has been working at xx. xx as xx for X month.
xx comments have been found regarding reason for default.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx: xx R xx: |---| |----| xx: xx dated xx/xx/2019 and signed at closing, reflects the xx's xx as xx R. xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 61 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 99.000%   xx: 95.000%   xx: 4.000%   xx %: 4.00000%   xx: xx used for xx: $296,000.00.xx of xx(s): $11,796.00 xx: $280,155.00. CLTV = 99.00%.   xx: xx:
xx: xx: 0000000000000000000000   xx: 00000000000000100   xx:    xx %:    xx:    xx: xx:
xx: xx: 0000000000000000000000 xx: 00000000000000000 xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed charges that cannot increase test. Loan estimate dated xx/xx/2019 does not reflect Lender Credit of $0.00 . However, Post Consummation CD dated xx/xx/2019 reflects Specific Lender Credit of $34.01.This is a increase in fee of +$34.01 for charges that cannot increase."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that  cannot increase test. Loan estimate dated xx/xx/2019 does not reflect Lender Credit of $0.00 . However, Post Consummation CD dated xx/xx/2019 reflects Specific Lender Credit of $34.01.This is a increase in fee of +$34.01 for charges that cannot increase."
* Loan has escrow holdback. No proof it was released (Lvl 3)     "The Appraisal report is dated xx/xx/2019 reflects the subject property is " Subject to Completion". However Appraisal Completion Cert (1004D) is located at "xx"
* Loan has escrow holdback. No proof it was released (Lvl 3)     "The Final CD reflects the loan has  Escrow holdback. However the Escrow Holdback agreement is missing from the loan document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Form is missing from loan document."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 5.442% APR Threshold 5.140% Over By +0.302%.Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 5.442% APR Threshold 5.140% Over By +0.302%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s).Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24409419	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$381.03	4.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	722	734	34.425%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx,
xx. in the amount of $XX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx XXXX / XXX.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx county taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX
xx has been working at xx as xx/xx for XX years.
xx comments have been found regarding reason for default.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	xx: xx: 360/360 xx: xx |---| |----| xx: n/a xx: xx: xx: xx REO xx? xx: xx: xx: xx %: xx: n/a xx: xx: xx: xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails TRID APR Tolerance Exceeded test APR Calculated 5.134% APR Threshold 5.392% Over By Variance +0.258%"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance Test. Revised LE dated xx/xx/2019 reflects Loan discount Fee  at $415.00. However, Revised CD dates xx/xx/2019 reflects Loan discount Fee at 577.44.This is an increase of $162.44 for charges that cannot increase 0% Tolerance tests."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance Test. Revised LE dated xx/xx/2019 reflects Loan discount Fee at $415.00. However, Revised CD dates xx/xx/2019 reflects Loan discount Fee at 577.44.This is an increase of $162.44 for charges that cannot increase 0% Tolerance tests."	* Property is Manufactured Housing (Lvl 2) "Property is manufactured and there is an affidavit of affixation in the loan file showing property is within lending guidelines."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65847269	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,887.36	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,318.28	4.125%	360	xx	xx	FHA	Fixed	Refinance	97.145%	97.145%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx / XX.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xst half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx Xnd half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx Xrd half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx Xth half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx has been working at xx as xx for XX years.
xx comments have been found regarding reason for default.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 61 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 0000000000000000000000   xx: 0000000000000000X   xx:    xx %:    xx:    xx: xx:
xx: xx: 0000000000000000000000 xx: X0000000000000000 xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "-- Loan fails ComplianceEase delivery and timing test for Revised Closing Disclosure and Changed Circumstances Date Test dated xx/xx/2019. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2019.

-- Loan failed APR threshold test APR Disclosed 5.157% on final CD, APR Calculated 4.854% Variance by  -0.303%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "- Loan failed charges that cannot decrease test. Revised Closing Disclosure dated xx/xx/2019 reflects Non-specific lender credit at $5,759.64. However, Final CD dated xx/xx/2019 reflects Non-specific lender credit at $5,758.37. This is decrease of $1.27 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance document is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86826268	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$708.79	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,056.49	5.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	99.750%	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	48.094%	First	Final policy	Not Applicable	$8,930.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, recorded with the xx.

xx chain of assignments found. xx unable to determine last assignee.

xx mortgages, liens and judgments are found against borrower and property is as follows:

X.xx is a junior mortgage active against property in the favor of “xx, a xx of the xx of xx of xx and xx”, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $ X,XXX.XX with xx# xx-XXXXXXX.
xx to the payment history as of xx/xx/XXXX , the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX , the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	xx: xx REO xx? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 64 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 99.750%   xx: 95.000%   xx: 4.750%   xx %: 4.xx%   xx: xx used for xx: $188,000.00. xx of xx(s): $8,930.00. xx: $178,600.00. CLTV = 99.750%.   xx: xx:
xx: xx: 000MMMMMMMMMMMMMMMMMMMMM   xx: 000X0000000000000X   xx:    xx %:    xx:    xx: xx:
xx: xx: MMMMMMMMMMMMMMMMMMMMM000 xx: X0000000000000X000 xx: xx %: xx: xx: xx:	3: Curable	* Loan has escrow holdback. No proof it was released (Lvl 3) "The Appraisal report is dated xx/xx/2019 reflects the subject property is " Subject to Completion". However Appraisal Completion Cert (1004D) is missing from the loan documents."
* Loan has escrow holdback. No proof it was released (Lvl 3)     "The Final CD reflects the loan has  Escrow holdback. However the Escrow Holdback agreement is missing from the loan document"
* Qualified Mortgage DTI exceeds 43% (Lvl 3) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.094%, the Borrower income was $3,064.53 and total expenses are in the amount of $1,473.84 and the loan was underwritten by AUS/DU (Locator # XX6 ) and its recommendation is “Approve/Eligible” with a DTI of 48.09%"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 6.457% APR Threshold 5.140% Over By +1.0317%. Subject loan is escrowed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 6.457% APR Threshold 5.140% Over By +1.0317%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 6.457% APR Threshold 5.140% Over By +1.317%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Subject loan is escrowed."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Subject property is Manufactured and proof of Affixation of the property permanently to the land is available in the loan document.(Locator# XX)"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52545870	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,884.33	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,289.17	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	Yes	775	Not Applicable	44.623%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, recorded with the xx# xx.

xx chain of assignments found. xx unable to determine last assignee.

xx active liens and judgments have been found against borrower and property.

Xnd installment of XXXX county taxes is due in the amount of $X,XXX.XX
xx are no prior year real estate delinquencies.
xx to the payment history as of xx/xx/XXXX , the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX , the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	Final Title Policy	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 61 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: 000000000000000XX   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000 xx: XX000000000000000 xx: xx %: xx: xx: xx:	3: Curable	* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "Final Title Policy is missing from the loan documents."
* Settlement date is different from note date (Lvl 3)     "The Note date is xx/xx/2019.
																																																																																							The Final CD is signed on xx/xx/2019."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75817325	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,005.80	4.250%	360	xx	xx	Conventional	Fixed	Purchase	94.164%	94.164%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	664	Not Applicable	29.777%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, recorded with the xx# xx.

xx chain of assignments found. xx unable to determine last assignee.
xx to the payment history as of xx/xx/XXXX , the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX , the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	xx: xx REO xx? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 61 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000MMMMMMMMMMMMMMMMMMMMM   xx: 000X00000000000XXX   xx:    xx %:    xx:    xx: xx:
xx: xx: MMMMMMMMMMMMMMMMMMMMM000   xx: XXX00000000000X000   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the QM points and fees test due to The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation due to a fee addition on Final CD dated xx/xx/2019.  LE dated xx/xx/2019  reflects an Mortgage Insurance Premium of $1,998.00, however, Final CD dated xx/xx/2019 reflects an Mortgage Insurance Premium of $12,182.94.  This is a fee increase of $10,184.94 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to a fee addition on Final CD dated xx/xx/2019. LE dated xx/xx/2019 reflects an Mortgage Insurance Premium of $1,998.00, however, Final CD dated xx/xx/2019 reflects an Mortgage Insurance Premium of $12,182.94. This is a fee increase of $10,184.94 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49987972	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$6,469.14	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,787.63	3.750%	360	xx	xx	Conventional	Fixed	Refinance	55.143%	55.143%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	764	Not Applicable	48.243%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in the favor of ‘‘ xx. DBA xx call xx” with xx#XXXX-xx.

xx chain of assignment is xxomplete as no single assignment record has been found in the updated report. xx last assignee should be with “xx, xx”.

xx is one senior UCC lien/mortgage active on the property held by “xx” recorded on xx/xx/XXXX under xx, xx-xx additional information shows one more “xx of an independent solar energy producer contract” recorded on xx/xx/XXXX held by same plaintiff “xx”  under xx#XXXX-xx.

xx county taxes for the year XXXX have been paid off in the total amount of $X,XXX.XX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date xx/xx/XXXX. xx current P&I is $X,XXX.XX and rate of interest is X.XXX %. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date xx/xx/XXXX. xx current P&I is $X,XXX.XX and rate of interest is X.XXX %. xx current unpaid principal balance is in the amount of $XX.

xx activity has been noted. xx bankruptcy has been filed after loan origination.

xx per latest comment dated xx/xx/XXXX, the borrower confirmed that his income is not impacted by xx-XX pandemic.

xx damage or repairs have been found.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx insurance certificate is not required for this xx. xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1390 (xx)   xx %:    xx: xx per the payment history, the last transaction was made on xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000   xx: 000000000000XXXXX   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: 000000000000000000   xx: XXXXX000000000000   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: xx:    xx:    xx %:    xx: xx per tape data xx county is "xx". xx, xx reflect it as "xx".   xx: xx:
xx: xx of xx: xx (GSE definition) xx: xx-xx: xx %: xx: xx per tape data, xx of xx is xx-out. xx, xx report reflect it as xx-out. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.243%, the Borrower income was $7,406.50 and total expenses are in the amount of $3,573.15 and the loan was underwritten by AUS/DU (Locator# 0030812606_Miscellaneous - Pending Manual Attribution_AUS (Automatic Underwriting System) Findings_) and its recommendation is “Approve/Eligible” with a DTI of 48.24%

Loan failed Lender credit that cannot decrease test. Initial LE dated xx/xx/2019 reflects Non-specific lender credit at $1,055.00. However, Initial CD dated xx/xx/2019 reflects Non-specific lender credit at $0. This is decrease of $1,055.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents.

Loan Failed TILA Post- Consummation Revised Closing Disclosure Foreclosure Rescission Finance Charge test, Finance charge disclosed as $258,699.99. Calculated Finance Charge $258,619.68. This is decrease of $80.31."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.243%, the Borrower income was $7,406.50 and total expenses are in the amount of $3,573.15 and the loan was underwritten by AUS/DU (Locator# XX) and its recommendation is “Approve/Eligible” with a DTI of 48.24%

Loan failed Lender credit that cannot decrease test. Initial LE dated xx/xx/2019 reflects Non-specific lender credit at $1,055.00. However, Initial CD dated xx/xx/2019 reflects Non-specific lender credit at $0. This is decrease of $1,055.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents.

Loan Failed TILA Post- Consummation Revised Closing Disclosure Foreclosure Rescission Finance Charge test, Finance charge disclosed as $258,699.99. Calculated Finance Charge $258,619.68. This is decrease of $80.31."
																																																																																							* Qualified Mortgage DTI exceeds 43% (Lvl 3) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.243%, the Borrower income was $7,406.50 and total expenses are in the amount of $3,573.15 and the loan was underwritten by AUS/DU (Locator# 0030812606_Miscellaneous - Pending Manual Attribution_AUS (Automatic Underwriting System) Findings_) and its recommendation is “Approve/Eligible” with a DTI of 48.24%"			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42806925	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,608.52	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,809.71	4.990%	360	xx	xx	Conventional	Fixed	Cash Out	79.976%	79.976%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	725	759	42.920%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in the favor of ‘‘xx, xx.” with xx.

xx chain of assignment is xxomplete as no single assignment record has been found in the updated report. xx last assignee should be with “xx, xx”.

xx are multiple senior judgments open against the borrower in the total amount of $XX,XXX.XX held by different plaintiffs which were recorded on different dates.

Xst half county taxes for the year XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX.

Xnd half county taxes for the year XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date xx/xx/XXXX. xx current P&I is $X,XXX.XX and rate of interest is X.XXX %. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date xx/xx/XXXX. xx current P&I is $X,XXX.XX and rate of interest is X.XXX %. xx current unpaid principal balance is in the amount of $XX.

xx activity has been noted. xx bankruptcy has been filed after loan origination.

xx damage or repairs have been found.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx discrepancy. MI not required on the loan. xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 74 (xx)   xx %:    xx: xx payment received date is xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 0000000000000000   xx: 00000000000XXXXXX   xx:    xx %:    xx: xx as per PH.   xx: xx:
																																																																																				xx: xx: 0000000000000000 xx: XXXXXX00000000000 xx: xx %: xx: xx as per PH. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66480586	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,036.93	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,096.08	4.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in the favor of ‘‘xx.

xx chain of assignment is xxomplete as no single assignment record has been found in the updated report. xx last assignee should be with “xx, xx”.

xx active judgments or liens have been found.

xx property taxes for the year XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date xx/xx/XXXX. xx current P&I is $X,XXX.XX and rate of interest is X.XXX %. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date xx/xx/XXXX. xx current P&I is $X,XXX.XX and rate of interest is X.XXX %. xx current unpaid principal balance is in the amount of $XX.

xx activity has been noted. xx bankruptcy has been filed after loan origination.

xx employment details have been found as the final XXXX is missing from the loan file.

xx damage or repairs have been found.

xx:xx:xx	xx	Credit Application
Credit Report
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Transmittal (1008)	xx: xx REO xx? xx: xx: xx |---| |----| xx: N/A xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1385 (xx)   xx %:    xx: xx per the payment history, the last transaction was made on xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx is missing from the loan documents.   xx: xx:
xx: xx: 00000000000000   xx: 00000000000XXXX   xx:    xx %:    xx: xx as per PH.   xx: xx:
xx: xx: 00000000000000 xx: XXXX00000000000 xx: xx %: xx: xx as per PH. xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final Application 1003 is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 Application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
* Missing Required State Disclosures (Lvl 3)     "Required Settlement Service Provider list is missing from the loan documents."
* Note is missing or unexecuted (Lvl 3)     "Note Document is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of Servicing Transfer is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary (1008) is missing from the loan documents."	* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership Counselling Disclosure is missing from the loan documents" * Missing credit report (Lvl 2) "Credit report is missing in file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46273212	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,790.80	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,123.06	3.750%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	699	701	42.764%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX, shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx, Lxx.

xx chain of assignment has not been completed as the there is no assignment found.

xx active judgments or liens found.

xx Xst and Xnd xx taxes for the year XXXX have been due in the amount of $X,XXX.XX.

xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx to servicing comments, the current status of the loan is performing.

xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx per comment dated xx/xx/XXXX, the reason for default is unemployment due to COVID-19 and borrower declined forbearance plan.

xx per latest BPO dated xx/xx/XXXX, the subject property is owner occupied and is in average condition and the as-is price is quoted as $XXX,XXX.XX.

xx comments pertaining damage to the property were observed.

xx loan hasn’t modified since origination.

xx foreclosure activity has been found.

xx post close bankruptcy record has been found.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx reflects "xx" but xx URLA reflects "xx". xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx data reflects "xx" and xx data reflects "360/360".   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 88 (xx)   xx %:    xx: xx payment was received on xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 10000000XXXXXXX   xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: 0000000000100 xx: XXXXXXX00000001 xx: xx %: xx: xx payment history reversed string is 0000000000100. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx/xx/2020. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2020 which is After the Consummation date xx/xx/2020."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance is missing from loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement hand signed by borrower is missing from loan document."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29843007	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,571.86	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$806.85	3.125%	360	xx	xx	Conventional	Fixed	Purchase	79.809%	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX, shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx, xx.

xx chain of assignment has not been completed as the there is no assignment found.

xx active judgments or liens found.

xx Xst, Xnd and Xrd county taxes for the year XXXX have been paid in the amount of $X,XXX.XX.

xx prior year delinquent taxes have been found.
xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx to servicing comments, the current status of the loan is performing.

xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx per latest BPO dated xx/xx/XXXX, the subject property is owner occupied and is in average condition and the as-is price is quoted as $XXX,XXX.XX.

xx per servicing comment unable to determine the reason for default.

xx comments pertaining damage to the property were observed.

xx loan hasn’t modified since origination.

xx foreclosure activity has been found.

xx post close bankruptcy record has been found.

xx:xx:xx	xx	Affiliated Business Disclosure
Credit Application
Credit Report
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Note
Notice of Servicing Transfer
Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: xx: 79.809%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx: 00000000000   xx: 00000000XXXXXXX   xx:    xx %:    xx:    xx: xx:
xx: xx: 00000000000 xx: XXXXXXX00000000 xx: xx %: xx: xx following documents are missing: xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final Loan Application is missing in the Loan Documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure is missing in the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Acct Disclosure is missing in the loan file."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing in the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "DU/GUS/AUS is missing in the Loan Documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial Loan Application is missing in the Loan Documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing in the loan file."
* Missing Initial LE (Lvl 3)     "Initial LE is missing in the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing proof of hazard insurance (Lvl 3)     "Missing proof of hazard insurance in the loan file."
* Missing Required Disclosures (Lvl 3)     "List of service providers is missing in the loan file."
* Note is missing or unexecuted (Lvl 3)     "Original Note is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of Servicing Transfer is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The Affiliated Business Disclosure missing in the Loan Documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary (1008) is missing in the loan file."	* Missing credit report (Lvl 2) "Credit reports are missing from the given loan file." * Required Documentation Missing or Incomplete (Lvl 2) "Home loan toolkit is missing in the Loan Documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85605140	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,843.98	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,062.25	2.750%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Unavailable	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX with xx, xx.
xx chain of assignment has been completed. xx, the mortgage is with xx, xx.
xx active liens and judgments against the borrower/property.
xx delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the tape data is in the amount of $XX.	xx:xx loan is currently performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the tape data is in the amount of $XX. xx reason for default is unavailable. xx per the BPO report dated xx/xx/XXXX and located at xx”, the subject property is in vacant condition. xx damage or repairs have been found. xx details have been found regarding borrower’s current employer details.
xx:xx:xx	xx	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing final LE
Missing Initial Closing Disclosure
Missing Initial LE
Mortgage Insurance
Notice of Servicing Transfer
Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A. xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx per note data xx is as xx.   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1370 (xx)   xx %:    xx: xx payment received date is xx/xx/2021   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000   xx: 000000XXXXXXXXX   xx:    xx %:    xx: xx history string is 000000000.   xx: xx:
xx: xx: 000000000 xx: XXXXXXXXX000000 xx: xx %: xx: xx history string reversed is 000000000. xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final Application 1003 document is Missing from loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure missing."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure Document is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Disclosure missing."
* MI, FHA or MIC missing and required (Lvl 3)     "MI, FHA Certificate is missing from loan File."
* Missing Final LE (Lvl 3)     "Final Loan Estimate is missing from loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 Application is missing from loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "Final Closing Disclosure missing from loan file."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of Servicing Transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated Business Disclosure missing from loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal (1008) Summary is missing from loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27521045	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,568.76	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$636.88	3.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	804	34.996%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX with xx, Lxx.
xx chain of assignment has been completed. xx, the mortgage is with xx, Lxx.
xx active liens and judgments against the borrower/property.
xx delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the tape data is in the amount of $XX.	xx:xx loan is currently performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the tape data is in the amount of $XX.
xx reason for default is unavailable.
xx per the BPO report dated xx/xx/XXXX and located at “xx”, the subject property is owner occupied. xx damage or repairs have been found.
xx per the final XXXX the borrower is working as a xx at the xx from X years and X months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: 360/360 xx: xx |---| |----| xx: xx per tape data xx is xx. but, xx value is 360/360. xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 93 (xx)   xx %:    xx: xx payment received date is xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 100XXXXXXXXXXXX   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx: 00000010 xx: XXXXXXXXXX0X001 xx: xx %: xx: xx history string reversed is 00000010. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2020 reflects Loan Origination Fee $2475.00 . However, Final CD dated xx/xx/2017 reflects the Loan Origination Fee $2993.86 .This is an increase of $518.86 for charges that cannot increase 0% tolerance test. Valid COC for the addition of Loan Origination Fee is at XX1)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2020 reflects Loan Origination Fee  $2475.00 . However, Final CD dated xx/xx/2017 reflects the Loan Origination Fee  $2993.86 .This is an increase of $518.86 for charges that cannot increase 0% tolerance test. Valid COC for the addition of Loan Origination Fee is at (XX)."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed Bona Fide Discount Points test.
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2020 reflects Loan Origination Fee  $2475.00 . However, Final CD dated xx/xx/2017 reflects the Loan Origination Fee  $2993.86 .This is an increase of $518.86 for charges that cannot increase 0% tolerance test. Valid COC for the addition of Loan Origination Fee is at (0030813260_Miscellaneous - Pending Manual Attribution_Full File_04-07-2021 pg#571)."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by the Borrower."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83982526	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,804.20	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,423.55	3.375%	360	xx	xx	Conventional	Fixed	Refinance	61.170%	Unavailable	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX with the instrument #xx in the amount of $XXX,XXX.XX with xx, xx.
xx chain of assignment has been completed. xx, the mortgage is with xx, xx.
xx active liens and judgments against the borrower/property.
xx delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected in the amount of $XX.	xx:xx loan is currently performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected in the amount of $XX.
xx reason for default is unavailable.
xx per the BPO report dated xx/xx/XXXX and located at “xx”, the subject property is owner-occupied. xx damage or repairs have been found.
xx details have been found regarding borrower’s current employer details.

xx:xx:xx	xx	Credit Application Credit Report HUD-1 Closing Statement Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1340 (xx)   xx %:    xx: xx payment received date is xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: xx: 61.170%   xx:    xx %:    xx: xx CLTV is 61.170%.   xx: xx:
xx: xx: 0000000   xx: 0000XXXXXXXXXXX   xx:    xx %:    xx:    xx: xx:
xx: xx: 0000000   xx: XXXXXXXXXX00000   xx:    xx %:    xx: xx history string reversed is 0000000.   xx: xx:
xx: xx of xx: xx: xx-xx:    xx %:    xx: xx is missing from the loan file.   xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx is missing from the loan file. xx: xx:	3: Curable		* Application Missing (Lvl 3) "Missing 1003 from file provided" * HUD-1 Closing Statement missing or unsigned (Lvl 3) "Missing Closing Disclosure - Settlement Statement from loan file"	* Missing credit report (Lvl 2) "Credit reports are missing from the given loan file." * Transmittal (1008) is Missing (Lvl 2) "Missing 1008 from loan file provided"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71304557	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,469.16	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,042.07	5.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	40.890%	First	Final policy	Not Applicable	Not Applicable	06/01/2021	$893,334.00	Not Applicable	2.750%	$3,070.64	06/01/2021	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx DBA xx in the amount $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignment of mortgage was found.
xx active judgments or liens were found.
xx taxes of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx delinquent taxes were found.	xx to the payment history as of dated xx/xx/XXXX, the loan is current. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $X,XXX.XX with P&I of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX.	xx:xx to collection comments as of xx/xx/XXXX, the loan is current and borrower is next due for xx/xx/XXXX payment.
 xx last payment was received on xx/xx/XXXX in the amount $X,XXX.XX with P&I of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX.
xx comment dated xx/xx/XXXX states that borrower was affected by xx. xx per servicing comment dated xx/xx/XXXX, the borrower was on the xx FB plan. xx, latest collection comment dated xx/xx/XXXX states that borrower can resume the payments.
xx modification agreement was made on xx/xx/XXXX with new UPB of $XXX,XXX.XX and rate of interest is X.XXX%
xx evidence of foreclosure action was found in the servicing comments.

xx:xx:xx	xx modification agreement was made on xx/xx/XXXX between borrower, xx and xx, xx. xx per the agreement, the new UPB is $XXX,XXX.XX and rate of interest is X.XXX%. xx new P&I will be $XXXX.XX and maturity date will be xx/xx/XXXX.	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: na xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: na   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: na   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -36 (xx)   xx %:    xx: na   xx: xx:
xx: xx: xx: xx:    xx %:    xx: na   xx: xx:
xx: xx: xx: xx: xx %: xx: na xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Finance charge disclosed on Final CD as $968,881.38. Calculated Finance Charge is $969,313.38 for an under disclosed amount of -$432.00. Reason for Finance Charge under disclosure is unknown reasons."
																																																																																							* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $968,881.38. Calculated Finance Charge is $969,313.38 for an under disclosed amount of -$432.00. Reason for Finance Charge under disclosure is unknown reasons."	* Missing or error on the Rate Lock Document (Lvl 2) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* Cash out purchase (Lvl 1) "Loan purpose is "Purchase"."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72736381	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$586.40	12/31/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$587.34	9.820%	240	xx	xx	Conventional	Fixed	Cash Out	89.318%	89.318%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2020	$59,631.75	Not Applicable	8.128%	$420.36	12/01/2020	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx., xx. in amount $ XX,XXX.XX which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/XXXX
xx is a junior mortgage on the title in the amount of $XX,XXX.XX which was executed on xx/xx/XXXX and recorded on xx/xx/XXXX by lender, xx.
  xx are two credit card judgments against borrower, xx for the amount of $XXXX.XX and $XXX.XX which were recorded on xx/xx/XXXX and xx/xx/XXXX respectively.
xx taxes of XXXX are paid on xx/xx/XXXX in the amount of $XXX.XX

xx to payment history as of xx/xx/XXXX, the borrower has been X months delinquent and is next due for xx/xx/XXXX payment. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date xx/xx/XXXX. xx current UPB is not reflected in payment history. xx per tape data, the UPB is $XX,XXX.XX.	xx:xx to servicing comments as of xx/xx/XXXX, the loan is in bankruptcy and borrower is next due for xx/xx/XXXX payment.
xx last payment was made on xx/xx/XXXX in the amount of $XXX.XX. xx comment dated xx/xx/XXXX states that borrower is not impacted by xx XX. xx had filed the bankruptcy under chapter XX, case#xx on xx/xx/XXXX.  xx was confirmed on xx/xx/XXXX. xx per collection comments, the foreclosure action was initiated on xx/xx/XXXX.  xx sale was scheduled for xx/xx/XXXX. xx, the FC was put on hold due to bankruptcy filed by the borrower on xx/xx/XXXX.
xx e
xx:xx per collection comments, the foreclosure action was initiated on xx/xx/XXXX.  xx sale was scheduled for xx/xx/XXXX. xx, the FC was put on hold due to bankruptcy filed by the borrower on xx/xx/XXXX.
xx:xx had filed the bankruptcy under chapter XX, case#xx on xx/xx/XXXX. xx petition lists value of property in the amount of $XX,XXX.XX and amount of claim $XX,XXX.XX. xx, the unsecured portion is $XX,XXX.XX. xx was confirmed on xx/xx/XXXX. xx per chapter XX plan, the debtor will pay post-petition monthly
installments directly to xx outside the xx.	xx was modified on xx/xx/XXXX with servicer, xx. xx new UPB $XX,XXX.XX to be paid with step interest at the rate of X.XXX% beginning from xx/xx/XXXX by making P&I of $XXX.XX. xx interest rate will increment by X.XX% till it reaches X.XXX$. xx new maturity date will be xx/xx/XXXX.	Credit Application Credit Report	xx: xx: 360/360 xx: xx |---| |----| xx: xx note xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1429 (xx)   xx %:    xx: xx PH   xx: xx:
xx: xx 3 xx: xx: 0.000%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx 4 xx: xx: 0.000%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx 5 xx: xx: 0.000%   xx:    xx %:    xx: xx mod   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx PH   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx PH   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: 1003 is missing   xx: xx:
xx: xx: xx: xx:    xx %:    xx: 1003 is missing   xx: xx:
xx: xx: xx/xx/2060   xx: xx/xx/2025   xx: xx (xx)   xx %:    xx: xx mod   xx: xx:
xx: xx: xx: xx: xx %: xx: xx appraisal xx: xx:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed.
																																																																																						As per appraisal report dated xx/xx/2005, the property type is Manufactured Home. No VIN/Serial# was found in the legal attached to subject mortgage. Affixation affidavit document was not found in the loan file. Also, Alta 7 end is not incorporated in title policy. The tax certificate attached with the updated title report dated xx/xx/2021, shows separate assessment for land and building."		* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * Missing credit report (Lvl 2) "Credit file is missing from given loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16492237	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	xx	$0.00	$1,597.68	01/13/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$288.73	4.750%	360	xx	xx	FHA	Fixed	Purchase	97.272%	97.272%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	46.223%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of xx report dated xx/xx/XXXX shows that subject mortgage was originated on xx/xx/XXXX with lender xx bank in the amount of $XX,XXX.XX and recorded on xx/xx/XXXX. xx of assignment is complete. xx taxes for the year XXXX were paid.
xx lien is active on subject property
HOA lien in the amount of $XXX.XX recorded on xx/xx/XXXX by plaintiff xx of xx XX.	xx of payment history as of xx/xx/XXXX, shows that borrower is X month delinquent with the loan. xx payment was received on xx/xx/XXXX for the due date of xx/xx/XXXX in the amount of $XXX.XX. xx due date is xx/xx/XXXX. xx I.R. as per payment history is X.XX%. xx UPB is $XX,XXX.XX.	xx:xx is in collections < XX days.
xx of payment history as of xx/xx/XXXX, shows that borrower is X month delinquent with the loan. xx payment was received on xx/xx/XXXX for the due date of xx/xx/XXXX in the amount of $XXX.XX. xx due date is xx/xx/XXXX. xx I.R. as per payment history is X.XX%. xx UPB is $XX,XXX.XX.
xx per PACER, debtor xx D xx filed bankruptcy under xx XX on xx/xx/XXXX. xx petition was filed on xx/xx/XXXX shows amount of claim $XX,XXX.XX, xx of collateral $XX,XXX.XX and unsecured portion $X,XXX.XX. xx XX plan was filed on xx/xx/XXXX does not show any unsecured portion. POC was filed on xx/xx/XXXX with POC amount $XX,XXX.XX and amount of arrearage $XX,XXX.XX. xx was confirmed on xx/xx/XXXX. xx is currently active.
xx per document located at "xx" foreclosure was initiated on xx/xx/XXXX. xx was filed  and located at "xx". xx was put on hold due to bankruptcy filed on xx/xx/XXXX.
xx damages and repairs were found to the subject property.
xx:xx per document located at "xx" foreclosure was initiated on xx/xx/XXXX. xx was filed on xx/xx/XXXX. xx was filed  and located at "XXXXXXXXXX_Invoice_Default - xx-Foreclosure_XX-XX-XXXX". xx was put on hold due to bankruptcy filed on xx/xx/XXXX.
xx:xx per PACER, debtor xx D xx filed bankruptcy under xx XX on xx/xx/XXXX. xx petition was filed on xx/xx/XXXX shows amount of claim $XX,XXX.XX, xx of collateral $XX,XXX.XX and unsecured portion $X,XXX.XX. xx XX plan was filed on xx/xx/XXXX does not show any unsecured portion. POC was filed on xx/xx/XXXX with POC amount $XX,XXX.XX and amount of arrearage $XX,XXX.XX. xx was confirmed on xx/xx/XXXX. xx is currently active.	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx: xx: xx: ESTATE OF |---| |----| xx: xx last name is xx. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 61 (xx)   xx %:    xx: xx petition due date is xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx status is xx filed.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 121 (xx)   xx %:    xx: xx payment received date is xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx history string reversed is xx. xx: xx:	2: Acceptable with Warnings	* Appraisal not signed (Lvl 2) "Appraisal at the origination is " Subject to" , however there is no completion certificate available in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in Illinois state. Below required state disclosures are missing from the loan file.
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47719144	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$504.70	01/06/2025	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$565.17	6.000%	360	xx	xx	FHA	Fixed	Purchase	98.454%	98.454%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.120%	First	Final policy	Not Applicable	Not Applicable	11/01/2013	$88,719.85	Not Applicable	3.875%	$417.19	11/01/2013	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX with xx of xx, N.A., and it was recorded on xx/xx/XXXX.

xx chain of assignment is complete. xx loan is currently the assignment with xx, xx.

xx is a junior mortgage originated on xx/xx/XXXX in the amount of $XX,XXX.XX with xx of xx and xx, and it was recorded on xx/xx/XXXX.

xx active judgments or liens found

xx county taxes of XXXX have been paid off in the amount of $XXX.XX on xx/xx/XXXX.

xx any prior year taxes are delinquent as per updated title report.
xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X month and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XXand accrued interest in the amount of $X,XXX.XX.	xx:xx review of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/XXXX. xx debtor "xx" had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx date of last filing bankruptcy is xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XX,XXX.XX and the arrearage amount is $X,XXX.XX. MFR was not filed. xx chapter-XX plan debtor was committed to pay to the trustee the amount of $XXX.XX for XX months and the post-petition arrearage $XX.XX pay for X months and estimate pre-petition arrearage of $X,XXX.XX was committed to pay $XXX.XX for XX months.

xx to the review of latest collection comments the foreclosure was accelerated in the loan in XXXX. xx foreclosure was referred to attorney on xx/xx/XXXX. xx, the foreclosure put on hold due to borrower had filed bankruptcy on xx/xx/XXXX (closed on xx/xx/XXXX. xx, BK new filed on xx/xx/XXXX. xx details regarding the foreclosure are not available.
xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X month and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XXand accrued interest in the amount of $X,XXX.XX.

xx subject property is in average condition and is owner occupied. xx regarding the damage and repair is not available in the latest servicing comments.
xx:xx to the review of latest collection comments the foreclosure was accelerated in the loan in XXXX. xx foreclosure was referred to attorney on xx/xx/XXXX. xx, the foreclosure put on hold due to borrower had filed bankruptcy on xx/xx/XXXX (closed on xx/xx/XXXX. xx, BK new filed on xx/xx/XXXX. xx details regarding the foreclosure are not available.
xx:xx to the PACER, the debtor "xx" had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx date of last filing bankruptcy is xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XX,XXX.XX and the arrearage amount is $X,XXX.XX. MFR was not filed. xx chapter-XX plan debtor was committed to pay to the trustee the amount of $XXX.XX for XX months and the post-petition arrearage $XX.XX pay for X months and estimate pre-petition arrearage of $X,XXX.XX was committed to pay $XXX.XX for XX months.	xx agreement was made between borrower and lender on effective date of xx/xx/XXXX. xx borrower had given promise to pay the UPB of $XX,XXX.XX with interest rate of X.XXX% with P&I of $XXX.XX with fixed amortized type and it was beginning from first payment date on xx/xx/XXXX and ends with the maturity date of xx/xx/XXXX.	Credit Report Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is "Moderate", due to
TILA APR Test:
TILA Finance Charge Test:
GSE (Fannie Mae public guidelines) Seller Paid Points and Fees Exception Test:
GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test:"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for
TILA APR Test:
The loan data is 6.500%, the comparison data is 6.356%, and the variance is +0.144%.
TILA Finance Charge Test:
The loan data is $115,466.23, the comparison data is $115,779.12, and the variance is -$312.89."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "An appraiser report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit reports are missing from the given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed. An Appraisal Report at the origination is missing from the loan file. As per the Inspection report located at xx is available in the recorded mortgage. The tax certificate attached with the updated title report dated xx/xx/2021, shows separate assessment for land and building."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48291260	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,435.24	12/30/2024	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$918.43	4.125%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	43.409%	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2017	$209,842.58	Unavailable	2.442%	$945.07	05/01/2017	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $xx.
xx chain of assignment has been completed. xx assignee is xx, xx, which is recorded on xx/xx/XXXX.
xx active liens and judgments have been found.
A Xnd county annual tax of XXXX is due in the amount of $XXXX.XX on xx/xx/XXXX.
Xst county annual tax of XXXX has been paid in the amount of $XXXX.XX on xx/xx/XXXX
xx to latest payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx unpaid principal balance is reflected in the amount of $XXerest rate is X.XXX% and P&I of $XXX.XX	xx:xx to latest payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx unpaid principal balance is reflected in the amount of $XXerest rate is X.XXX% and P&I of $XXX.XX.

xx borrower xx-xx had bankruptcy under chapter XX with the case# xx on xx/xx/XXXX and plan was confirmed on xx/xx/XXXX. xx POC was filed by creditor on xx/xx/XXXX for the secured claim amount is $ $XXX,XXX.XX and arrearage amount is $xx. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. xx, the unsecured portion is $X.XXX.

xx per tape data foreclosure was refer to attorney on xx/xx/XXXX. xx per updated title report, foreclosure complaint was filed on  xx/xx/XXXX. xx dated X/XXX/XXXX states; the foreclosure was put on hold due to loss mitigation workout. xx was ended on xx/xx/XXXX. xx other evidence has been found.

xx subject property has been occupied by the owner. xx damages or repairs have been found.
xx:xx per tape data foreclosure was refer to attorney on xx/xx/XXXX. xx per updated title report, foreclosure complaint was filed on  xx/xx/XXXX. xx dated X/XXX/XXXX states; the foreclosure was put on hold due to loss mitigation workout. xx was ended on xx/xx/XXXX. xx other evidence has been found.
xx:xx borrower xx-xx had bankruptcy under chapter XX with the case# xx on xx/xx/XXXX and plan was confirmed on xx/xx/XXXX. xx POC was filed by creditor on xx/xx/XXXX for the secured claim amount is $ $XXX,XXX.XX and arrearage amount is $xx. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. xx, the unsecured portion is $X.XXX.	xx	Affiliated Business Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	xx: xx: xx: xx |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx data reflects xx as 'xx' but it is '360/360'.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 121 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx 1 xx: xx: xx/xx/2022   xx:    xx %:    xx:    xx: xx:
xx: xx 1 xx: xx: 3.442%   xx:    xx %:    xx:    xx: xx:
xx: xx 2 xx: xx: xx/xx/2023   xx:    xx %:    xx:    xx: xx:
xx: xx 2 xx: xx: 3.705%   xx:    xx %:    xx:    xx: xx:
xx: xx 3 xx: xx: 0.000%   xx:    xx %:    xx:    xx: xx:
xx: xx 4 xx: xx: 0.000%   xx:    xx %:    xx:    xx: xx:
xx: xx 5 xx: xx: 0.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $1500.00   xx %: 0.xx%   xx: xx tape data reflects xx value as $xx reflects it as $xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2057 xx: xx/xx/2044 xx: 4718 (xx) xx %: xx: xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase Risk Indicator is Elevated due to Tax Service Fee Test is failed.
Tax Service Fee Test shows Loan Data is $90.00, Comparison Data is $0.00 and Variance is +$90.00.
The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* Missing Required Disclosures (Lvl 2)     "Home Loan Toolkit is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15728213	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,640.98	01/25/2025	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,167.81	4.750%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.888%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx, xx with loan amount $XXX,XXX.XX and which was recorded on xx/xx/XXXX with instrument# XXXX xx /XXX. xx chain of mortgage assignment has been completed. xx, the mortgage assignment is with xx, xx. xx are two civil judgments are as follows; X. xx is civil judgment against the borrower in the favor of xx and xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX. X. xx is civil judgment against the borrower in the favor of xx in the amount of $XXXX.XX which was recorded on xx/xx/XXXX. Xst and Xnd installment of town taxes for year XXXX have been paid off in the amount of $ X,XXX.XX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX. xx to the PACER, xx E. xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $XX,XXX.XX. POC was filed by xx, LLC on xx/xx/XXXX, in the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX. xx per updated title xx#xx.pdf, the foreclosure was filed on xx/xx/XXXX. xx per comment dated xx/xx/XXXX, the sale was scheduled on xx/xx/XXXX. xx foreclosure was placed on hold due to bankruptcy filing on xx/xx/XXXX. xx other evidence has been found.
xx:
xx per updated title xx#xx.pdf, the foreclosure was filed on xx/xx/XXXX.  xx per comment dated xx/xx/XXXX, the sale was scheduled on xx/xx/XXXX.  xx foreclosure was placed on hold due to bankruptcy filing on xx/xx/XXXX. xx other evidence has been found.

xx:xx to the PACER, xx E. xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $XX,XXX.XX. POC was filed by xx, LLC on xx/xx/XXXX, in the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX.	xx is a FHA mortgage with P&I of $X,XXX.XX with the rate of interest X.xx% and a maturity date of the loan is xx/xx/XXXX. xx P&I as per updated payment history as of the date is $XXX.XX and rate of interest is X.XXX%; however, there is a reduction in P&I and rate of interest with respect to original xx data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Report Good Faith Estimate Mortgage Insurance	xx: xx of xx: xx: xx/xx/2017 |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360/360.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 154 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx 1 xx: xx: xx/xx/2022   xx:    xx %:    xx:    xx: xx:
xx: xx 1 xx: xx: 4.023%   xx:    xx %:    xx:    xx: xx:
xx: xx 2 xx: xx: xx/xx/2023   xx:    xx %:    xx:    xx: xx:
xx: xx 2 xx: xx: 4.339%   xx:    xx %:    xx:    xx: xx:
xx: xx 3 xx: xx: 0.000%   xx:    xx %:    xx:    xx: xx:
xx: xx 4 xx: xx: 0.000%   xx:    xx %:    xx:    xx: xx:
xx: xx 5 xx: xx: 0.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2017   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx in xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx:   xx:    xx %:    xx: xx reflect property street address is  xx .   xx: xx:
xx: xx: xx: xx/xx/2018   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2044 xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.367%) is exceeded APOR (5.640%) by +0.727%. The APR threshold is 5.640% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 6.367%    Allowed: 5.640%    Over by: +0.727%."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
Prohibited Fees Test: FAIL      Charged: $1,781.58      Allowed: $0.00     Over by: +$1,781.58"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from the loan file."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.367%      Allowed: 5.640%     Over by: +0.727%"
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. MI Certificate is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "Credit reports are missing from given loan file."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76668804	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$315.46	9.572%	240	xx	xx	Conventional	Fixed	Cash Out	45.503%	45.503%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with xx.
xx chain of assignment has been found.
xx is no active lien/judgment against the borrower/subject property.
xx county taxes for year XXXX have been exempted.
xx delinquent taxes have been found for the prior years.
xx to review of the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X months and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX	xx:xx current status of the loan is in collection. xx to review of the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X months and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX xx per collection comments review, borrower’s intention is to keep the property. xx subject property is in average condition. xx damage has been noted. xx J. xx and xx S. xx had filed xx under chapter-XX on xx/xx/XXXX with the case# xx. xx has been confirmed on xx/xx/XXXX. POC was filed on xx/xx/XXXX states the amount of secured claim is $XX,XXX.XX with arrearage amount of $XXX.XX. xx schedule D of a voluntary petition dated xx/xx/XXXX shows the amount of claim is $XX,XXX.XX and the value of the collateral is $XX,XXX.XX. xx, the unsecured portion is $X.XX. xx debtor was dismissed on xx/xx/XXXX and case was terminated on xx/xx/XXXX. xx evidence of foreclosure has been found.
xx:xx:xx J. xx and xx S. xx had filed xx under chapter-XX on xx/xx/XXXX with the case# xx. xx has been confirmed on xx/xx/XXXX. POC was filed on xx/xx/XXXX states the amount of secured claim is $XX,XXX.XX with arrearage amount of $XXX.XX. xx schedule D of a voluntary petition dated xx/xx/XXXX shows the amount of claim is $XX,XXX.XX and the value of the collateral is $XX,XXX.XX. xx, the unsecured portion is $X.XX. xx debtor was dismissed on xx/xx/XXXX and case was terminated on xx/xx/XXXX.	xx	Affiliated Business Disclosure Credit Application Credit Report Good Faith Estimate Notice of Servicing Transfer	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: BK was filed after origination. xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx: xx mod   xx: xx:
xx: xx of xx: xx: xx/xx/2012   xx:    xx %:    xx: xx has not been modified.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1450 (xx)   xx %:    xx: xx payment received date is xx/xx/2011.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 9.xx%   xx: 9.xx%   xx: 0.00200%   xx %: 0.00200%   xx: xx stated rate is 9/5720%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: VERMILION PARISH   xx:    xx %:    xx: xx county is xx.   xx: xx:
xx: xx: xx/xx/2031 xx: xx/xx/2031 xx: -92 (xx) xx %: xx: xx maturity date is xx/xx/2031. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA Finance Charge Test:
Loan data is $43,125.05 and comparison data is $43,273.13. Hence, the variance is -$148.08.
The finance charge is $43,273.13. The disclosed finance charge of $43,125.05 is not considered accurate because it is understated by more than $100.

This loan is failed for TILA Foreclosure Rescission Finance Charge Test:
Loan data is $43,125.05 and comparison data is $43,273.13. Hence, the variance is -$148.08.
The finance charge is $43,273.13. The disclosed finance charge of $43,125.05 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from the loan file."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.113% exceeds APR threshold of 5.70% over by +4.413%. The subject loan is non escrowed.
Subject loan originated on xx/xx/2011 and the 1 year affirmative defense period has expired.

This loan failed the HOEPA higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher priced mortgage loans even if the additional conditions are met.
The loan data is 10.113% and comparison data is 5.700%; hence, the variance is +4.413%
This loan failed the HOEPA higher-priced mortgage loan prepayment term test."
* Missing credit report (Lvl 2)     "Credit reports are missing from given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Critical	Fail	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18623948	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$5,617.53	$711.65	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$575.87	10.631%	360	xx	xx	Conventional	Fixed	Cash Out	76.615%	76.615%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX with xx., and it was recorded on xx/xx/XXXX. xx chain of assignment is complete. xx loan is currently the assignment with xx, xx, a xx active judgments or liens found xx county taxes of XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX (xx #xx). xx county taxes of XXXX have been paid off in the amount of $XXX.XX on xx/xx/XXXX (xx #xx) xx year XXXX annual county property taxes for parcel# xx are delinquent in the amount of $XXX.XX. xx year XXXX annual county property taxes for parcel# xx are delinquent in the amount of $X,XXX.XX. xx year XXXX annual county property taxes for parcel# xx are delinquent in the amount of $X,XXX.XX. xx year XXXX annual county property taxes for parcel# xx are delinquent in the amount of $X,XXX.XX.	xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X months and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of XX.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XXand accrued interest in the amount of $X,XXX.XX.	xx:xx review of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/XXXX. xx debtor "xx" had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx date of last filing bankruptcy is xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XX,XXX.XX and the arrearage amount is $X,XXX.XX. MFR was filed on xx/xx/XXXX and it has been granted on xx/xx/XXXX. xx chapter-XX plan debtor was committed to pay to the trustee the amount of $XXX.XX for XX months and the arrearage in the amount of $X,XXX.XX was committed to pay as per pro-rata basis.

xx foreclosure has been noted.

xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X months and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of XX.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XXand accrued interest in the amount of $X,XXX.XX.

xx subject property is in average condition and is owner occupied. xx regarding the damage and repair is not available in the latest servicing comments.

xx:xx:xx to the PACER, the debtor "xx" had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx date of last filing bankruptcy is xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XX,XXX.XX and the arrearage amount is $X,XXX.XX. MFR was filed on xx/xx/XXXX and it has been granted on xx/xx/XXXX. xx chapter-XX plan debtor was committed to pay to the trustee the amount of $XXX.XX for XX months and the arrearage in the amount of $X,XXX.XX was committed to pay as per pro-rata basis.	xx	Credit Report Origination Appraisal	xx: xx: xx: xx |---| |----| xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "The ComplianceEase risk indicator is "Moderate", due to TILA Right of Rescission Test: HOEPA Higher-Priced Mortgage Loan Test:"	* ComplianceEase TILA Test Failed (Lvl 2) "This loan is failed for
TILA Right of Rescission Test:
This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

HOEPA Higher-Priced Mortgage Loan Test:
The loan data is $11.010%, the comparison data is 6.500%, and the variance is +4.510%."
* Missing Appraisal (Lvl 2)     "An appraiser report is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing in loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51869149	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,024.52	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$939.98	5.500%	360	xx	xx	FHA	Fixed	Refinance	99.132%	99.132%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	618	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2018	$123,708.84	Not Applicable	4.500%	$697.84	09/01/2018	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with MERS as nominee for xx, and it was recorded on xx/xx/XXXX.

xx chain of assignment is complete. xx loan is currently the assignment with xx, xx.

xx is a junior mortgage originated on xx/xx/XXXX in the amount of $XX,XXX.XX with xx and xx, and it was recorded on xx/xx/XXXX.

xx are two xx lien of ‘xx of xx’ against the borrower ‘xx W. xx, and xx L. xx’ in the amount of $X,XXX.XX & $X,XXX.XX which was recorded on xx/xx/XXXX & xx/xx/XXXX.

xx is one civil judgment open against the borrower in the amount of $X,XXX.XX with xx (USA), N.A. which was recorded on xx/xx/XXXX.
xx are two civil judgments open against the borrower in the amount of $X,XXX.XX with xx, which was recorded on xx/xx/XXXX & xx/xx/XXXX.
xx is one civil judgment open against the borrower in the amount of $X,XXX.XX with xx, which was recorded on xx/xx/XXXX.
xx are three civil judgments open against the borrower "xx & xx W. xx" in the totaling amount of $X,XXX.XX with xx, N.A., which was recorded on xx/xx/XXXX, xx/xx/XXXX & xx/xx/XXXX.

xx are two civil judgments open against the borrower "xx W. xx." in the amount of $X,XXX.XX with xx, xx, which was recorded on xx/xx/XXXX & xx/xx/XXXX.
xx is one civil judgment open against the borrower in the amount of $XXX.XX with xx, which was recorded on xx/xx/XXXX.
xx is one civil judgment open against the borrowers "xx W. xx and xx L. xx" in the amount of $X.XX with xx E. xx III, xx, xx K. xx, xx, E. xx. & xx L xx, which was recorded on xx/xx/XXXX.

Xst half combined taxes of XXXX have been paid off in the amount of $XXX.XX on xx/xx/XXXX.
Xndt half combined taxes of XXXX have been paid off in the amount of $XXX.XX on xx/xx/XXXX.

xx any prior year taxes are delinquent as per updated title report.
xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X months and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX and accrued interest in the amount of $XX,XXX.XX.	xx:xx review of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/XXXX. xx debtors "xx W. xx, xx. and xx L. xx" had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx date of last filing bankruptcy is xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XXX,XXX.XX and the arrearage amount is $XX,XXX.XX. MFR was filed on xx/xx/XXXX and it has been granted on xx/xx/XXXX. xx debtors were dismissed on xx/xx/XXXX and the case has been terminated on xx/xx/XXXX.

xx foreclosure has been noted.

xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X months and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX and accrued interest in the amount of $XX,XXX.XX.

xx subject property is in average condition and is owner occupied. xx to comment dated xx/xx/XXXX, the roof damage of subject property. xx property needs repairs. xx borrower has received the check in the amount of $X,XXX.XX. xx claim had been filed. xx, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages. xx per the comment dated xx/xx/XXXX, the servicer has been requested the contractor's proposal, license, insurance, w-X, WOL. xx, the comment xx/xx/XXXX, the borrower stated that he was not get contractor and stated he might do self-repairs, xx per latest BPO xx report dated xx/xx/XXXX, the subject property is owner. xx details have been found regarding the insurance claim.

xx:xx:xx to the PACER, the debtors "xx W. xx, xx. and xx L. xx" had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx date of last filing bankruptcy is xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XXX,XXX.XX and the arrearage amount is $XX,XXX.XX. MFR was filed on xx/xx/XXXX and it has been granted on xx/xx/XXXX. xx debtors were dismissed on xx/xx/XXXX and the case has been terminated on xx/xx/XXXX.	xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX to a step modification and the rate was starting from X.X% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX%. xx servicer has been agreed to forgive $XX,XXX.XX. xx UPB that has been amortized is $XXX,XXX.XX as an interest bearing amount.	Final Truth in Lending Discl.	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: BK has been filed. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation is 360/360.   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2020   xx: 195 (xx)   xx %:    xx: xx payment received date is xx/xx/2021.   xx: xx:
xx: xx 1 xx: xx/xx/2018   xx: xx/xx/2023   xx: -1826 (xx)   xx %:    xx: xx 1 date is xx/xx/2018.   xx: xx:
xx: xx 1 xx: 4.500%   xx: 5.500%   xx: -1.000%   xx %: -1.00000%   xx: xx 1 rate is 4.500%.   xx: xx:
xx: xx 2 xx: 5.500%   xx: 0.000%   xx: 5.500%   xx %: 5.xx%   xx: xx 2 xx 5.500%.   xx: xx:
xx: xx 3 xx: xx: 0.000%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx 4 xx: xx: 0.000%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx 5 xx: xx: 0.000%   xx:    xx %:    xx: N/A   xx: xx:
xx: xx CLTV xx: 99.132%   xx: 127.054%   xx: -27.922%   xx %: -27.xx%   xx: xx CLTV ratio nis 99.132%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history stering is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history stering reversed is xx.   xx: xx:
xx: xx: xx/xx/2042   xx: xx/xx/2046   xx: -1158 (xx)   xx %:    xx: xx maturity date is xx/xx/2042.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx property type is xx.   xx: xx:
xx: xx of xx(s) xx: xx: $xx: xx %: xx: N/A xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is "Moderate", due to
TILA APR Test:
TILA Finance Charge Test:
TILA Foreclosure Rescission Finance Charge Test:
Loan Origination Fee Test:"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for
TILA APR Test:
The loan data is 6.362%, the comparison data is 6.235%, and the variance is +0.127%.
TILA Finance Charge Test:
The loan data is $190,312.26, the comparison data is $191,374.45, and the variance is -$1,062.19.
TILA Foreclosure Rescission Finance Charge Test:
The loan data is $190,312.26, the comparison data is $191,374.45, and the variance is -$1,062.19.
Loan Origination Fee Test:
The loan data is $3,696.43, the comparison data is $1,655.51, and the variance is +$2,040.92."
* Final TIL Missing or Not Executed (Lvl 2)     "The TIL has been signed on xx/xx/2009. However, The TIL hand dated is showing as xx/xx/2002. It should be show as xx/xx/2009."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is not affixed. As per appraisal report dated xx/xx/2008 show the subject property type is "manufactured Home". The mortgage was originated on xx/xx/2009 and the VIN number PAF 2322A51089 along with legal description. The ALTA 7 Endorsement is not attached to the final title policy. According to the tax report subject property use is manufactured home. No information has been found regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,900.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36295088	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,722.87	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$760.84	3.875%	360	xx	xx	FHA	Fixed	Refinance	89.888%	89.888%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	53.698%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the mortgage was originated on xx/xx/XXXX with xx & xx (borrower) and (lender) xx, xx, in the amount of $XXX,XXX. xx subject mortgage was recorded on xx/xx/XXXX with the instrument # xx.
 xx chain of the assignment has been completed. xx current assignment is with xx, xx.
xx first and second installments of county taxes for the year of XXXX have been paid in the amount of $XXXX.XX and $XXXX.XX respectively.
xx current ownership is vested in the name of xx & xx (borrower).

xx review of the payment history shows that, the borrower is currently delinquent from more than X months and the next due date is for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX, in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XXX,XXX.XX. xx P&I is $XXX.XX and PITI is $XXXX.XX, with the interest rate of X.XXX%.	xx:xx review of comment history shows that the loan is in collection. xx comment history dated xx/xx/XXXX shows that the borrower's reason for default is curtailment of income as the working hours are reduced due to covid XX.

xx property is owner occupied. xx damage or repair to the property has been found. xx last payment was received on xx/xx/XXXX, in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XXX,XXX.XX. xx P&I is $XXX.XX and PITI is $XXXX.XX, with the interest rate of X.XXX%.

xx:xx:xx	xx	Credit Report Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx discrepancies. xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 130 (xx)   xx %:    xx: xx discrepancies.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx pay history string is xx.   xx: xx:
xx: xx: 000000000000000000000012   xx: xx:    xx %:    xx: xx pay history string is 00000000000000000000012.   xx: xx:
xx: xx xx:    xx %:    xx: xx reflect borrower xx address as xx.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx:    xx %:    xx: xx of refinance per application is change in rate/xx.   xx: xx:
xx: xx in file? xx: xx: xx: xx %: xx: xx discrepancies. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase Trid Tolerance Test is incomplete due to Initial CD is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2016 and the loan closed on xx/xx/2016. No lock extension found."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.698%, the Borrower income was $3188.74 and total expenses are in the amount of
$1712.30 and the loan was underwritten by DU (Locator# XX) and its recommendation is “Refer/Eligible” with a DTI of 53.57%."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.698%, the Borrower income was $3188.74 and total expenses are in the amount of
																																																																																								$1712.30 and the loan was underwritten by DU (Locator# XX) and its recommendation is “Refer/Eligible” with a DTI of 53.57%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81695093	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,006.08	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,276.04	6.500%	360	xx	xx	FHA	Fixed	Refinance	98.480%	98.480%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	82366.000%	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2019	$205,117.39	Not Applicable	4.125%	$979.23	01/01/2019	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with xx, N.A., and it was recorded on xx/xx/XXXX.

xx chain of assignment is xxomplete. xx assignment is missing from xx, xx to xx, xx. xx loan is currently the assignment with xx, xx.

xx active judgments or liens found

xx county taxes of XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX.

xx any prior year taxes are delinquent as per updated title report.
xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X months and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received on xx/xx/XXXX in the amount of $X,XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX.	xx:xx review of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/XXXX. xx debtors "xx and xx" had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx date of last filing bankruptcy is xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XXX,XXX.XX and the arrearage amount is $X,XXX.XX. MFR was filed on xx/xx/XXXX. xx debtors were dismissed on xx/xx/XXXX and the case has been terminated xx/xx/XXXX.

xx foreclosure has been noted.

xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X months and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received on xx/xx/XXXX in the amount of $X,XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX.

xx subject property is in average condition and is owner occupied. xx regarding the damage and repair is not available in the latest servicing comments.
xx:xx:xx to the PACER, the debtors "xx and xx" had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx date of last filing bankruptcy is xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XXX,XXX.XX and the arrearage amount is $X,XXX.XX. MFR was filed on xx/xx/XXXX. xx debtors were dismissed on xx/xx/XXXX and the case has been terminated xx/xx/XXXX.	xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX to a step modification and the rate was starting from X.XXX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX%.	Affiliated Business Disclosure	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "Final application docs show the value, the total income of borrower is $2.00 and total debt is $1,647.32. So, the DTI is greater than the 60%. Per Note at origination, the interest rate is fixed at 6.500% however payment history tape data reflects the current rate is fixed at 4.125%. The loan has been modified four time since origination and as per latest modification agreement the P&I is $979.23."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51803807	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$859.22	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$476.91	8.440%	360	xx	xx	Conventional	Fixed	Cash Out	54.234%	54.234%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2015	$65,277.14	$388.81	3.375%	$246.53	05/01/2015	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx, xx. in amount $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens were found.
xx taxes of XXXX are paid on xx/xx/XXXX in the amount of $XXX.XX
xx history as of xx/xx/XXXX shows that the loan is XX months behind its regular payment. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.	xx:xx of loan file and servicing comment shows that the loan is XX months behind its regular payment. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.
xx evidence of post-closing foreclosure or bankruptcy has been found. xx evidence of damage or repair on subject property has been found. xx per comment dated xx/xx/XXXX the reason for default is curtailment of income.
xx:xx:xx	xx was modified on xx/xx/XXXX with new UPB of $XX,XXX.XX. xx UPB to be paid with fixed interest at the rate of X.XXX% by making P&I of $XXX.XX starting from xx/xx/XXXX. xx new maturity date will be xx/xx/XXXX.	Credit Application	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx note   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: xx loan file   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1453 (xx)   xx %:    xx: xx PH   xx: xx:
xx: 'xx: xx/xx/2010   xx: xx/xx/2010   xx: 5 (xx)   xx %:    xx:    xx: xx:
xx: xx in xx: $xx: $xx: $388.81   xx %: 0.xx%   xx: xx MOD   xx: xx:
xx: xx: xx/xx/2055 xx: xx/xx/2037 xx: 6342 (xx) xx %: xx: xx MOD xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
As per Appraisal report, the subject property is a Manufactured Home. No VIN/Serial# is mentioned on legal description of subject mortgage. Final title policy does not have ALTA 7 End.
																																																																																								However, affixation affidavit was found in the updated title report which was recorded on xx/xx/1999 in xx"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87786709	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,213.11	11/29/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,077.86	7.000%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	43.392%	First	Unavailable	Not Applicable	Not Applicable	05/01/2017	$213,309.24	$34,809.24	3.875%	$732.20	05/01/2017	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx& xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx current taxes due is $X,XXX.XX. xx prior years delinquent taxes have been found pending.	xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower has been delinquent for X month. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.	xx:xx loan is in collection. xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the borrower has been delinquent for X month. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.
xx to the PACER report, the debtor had filed the bankruptcy under the chapter-XX case# xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx debtor was discharged on xx/xx/XXXX and case has been terminated on xx/xx/XXXX.

xx:xx:xx to the PACER report, the debtor had filed the bankruptcy under the chapter-XX case# xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX. xx POC amount is $XXX,XXX.XX and total arrearage amount is $XX,XXX.XX. xx debtor was discharged on xx/xx/XXXX and case has been terminated on xx/xx/XXXX. xx to the final trustee report dated xx/xx/XXXX the debtor has paid the arrearage amount of $X,XXX.XX.	xx agreement was made between borrower and lender on xx/xx/XXXX. xx borrower has given promise to pay the UPB of $XXX,XXX.XX with interest rate of X.XXX% with P&I of $XXX.XX with fixed amortized type and it began from the first payment date of xx/xx/XXXX that was to be ended with the maturity date of xx/xx/XXXX. xx borrower had also given the promise to pay the deferred balance in the amount of $XX,XXX.XX and the maturity date is xx/xx/XXXX. xx UPB that has been amortized is $XXX,XXX.XX as an interest bearing amount.	Missing Required State Disclosures Mortgage Insurance	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx: xx: xx: xx G/L xx MI? xx: xx: xx: xx %: xx: xx: xx: xx: xx: 365/360 xx: xx: xx %: xx: xx: xx: xx: xx REO xx? xx: xx: xx: xx %: xx: xx: xx: xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: 116 (xx) xx %: xx: xx: xx: xx: xx CLTV xx: 98.188% xx: 110.637% xx: -12.449% xx %: -12.xx% xx: xx: xx: xx: xx: xx: xx: xx %: xx: xx: xx: xx: xx: xx: xx: xx %: xx: xx: xx: xx: xx in xx: $xx: $xx: $xx %: 19.xx% xx: xx: xx: xx: xx: xx/xx/2057 xx: xx/xx/2038 xx: 6696 (xx) xx %: xx: xx: xx: xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in IL State. The following state disclosures are missing from the loan file:
IL Collateral Protection Insurance Notice
																																																																																								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64428962	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,906.46	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$687.84	4.375%	360	xx	xx	FHA	Fixed	Refinance	74.467%	74.467%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/01/2019	$155,775.04	$35,943.16	4.375%	$687.84	12/01/2019	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx. which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx view xx, xx. xx is on first lien position. xx active judgments or liens found on the subject property.	xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX.	xx:xx the loan is in bankruptcy delinquent.
xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX.
xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX and the rate was starting from X.XXX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx borrower has also promised to pay the deferred balance in the amount of $XX,XXX.XX on the maturity date on xx/xx/XXXX. xx lender agrees to immediately forgive the amount of $XX,XXX.XX which exceeds X% of loan amount.
xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed before the deadline. xx date was xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX. xx is currently on active bankruptcy.
xx per collection comment the subject property is occupied by owner with good condition and well maintained. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed before the deadline. xx date was xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX. xx is currently on active bankruptcy.	xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX and the rate was starting from X.XXX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx borrower has also promised to pay the deferred balance in the amount of $XX,XXX.XX on the maturity date on xx/xx/XXXX. xx lender agrees to immediately forgive the amount of $XX,XXX.XX which exceeds X% of loan amount.	Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test. (N.J.S.A. §17:11C-74, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
1 a credit report fee;
2 appraisal fee;
3 application fee;
4 commitment fee;
5 warehouse fee;
6 discount points;
7 lock-in fee;
8 a service fee not to exceed $25.00 to cancel the mortgage; and
9 fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:
1 overnight delivery, messenger, fax, and other special delivery fees;
2 flood certification fees;
3 pest inspection or certification fees;
4 final inspection fee;
5 outside counsels' fees as permitted by N.J.S.A. §46:10A-6;
6 certified check fees;
7 credit report and appraisal update fees;
8 not more than one-year of mortgage insurance premiums;
9 survey fees;
10recording fees;
11title and title search fees, including title insurance premiums;
12taxes;
13tax service fees;
14radon test fees;
15other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test. (N.J.S.A. §17:11C-74, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
1 a credit report fee;
2 appraisal fee;
3 application fee;
4 commitment fee;
5 warehouse fee;
6 discount points;
7 lock-in fee;
8 a service fee not to exceed $25.00 to cancel the mortgage; and
9 fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:
1 overnight delivery, messenger, fax, and other special delivery fees;
2 flood certification fees;
3 pest inspection or certification fees;
4 final inspection fee;
5 outside counsels' fees as permitted by N.J.S.A. §46:10A-6;
6 certified check fees;
7 credit report and appraisal update fees;
8 not more than one-year of mortgage insurance premiums;
9 survey fees;
10recording fees;
11title and title search fees, including title insurance premiums;
12taxes;
13tax service fees;
14radon test fees;
15other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal at the origination is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42864547	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,368.46	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,154.30	3.875%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	681	655	44.134%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx. with xx#XXXX-xx. xx chain of assignment has been completed; currently, the assignment is originated with the lender MERS as nominee for xx, xx. xx is a junior mortgage against the subject property in the favor of MERS as nominee for xx, xx, which was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $X,XXX.XX. xx active judgments or liens have been found against the borrower. Xst and Xnd installment xx taxes of XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx per the comments dated xx/xx/XXXX, the reason for default is excessive obligations.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx per the seller’s tape data, the subject property had damaged due to fire and repairs are not completed. xx, the date of loss and the estimated amount of damage is unable to be determined. xx further details have been found regarding the completion of repairs.

xx:xx:xx	xx	Missing Initial Closing Disclosure Missing Required Disclosures Origination Appraisal	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: 98.188%   xx: 1.000%   xx: 97.188%   xx %: 97.xx%   xx: xx appraisal missing   xx: xx:
xx: xx: xx/xx/2017   xx: xx/xx/2017   xx: -2 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2017.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 0.965%   xx: 97.223%   xx %: 97.xx%   xx: xx appraisal missing   xx: xx:
xx: xx-xx DTI per 1003 xx: 44.134% xx: 0.450% xx: 43.684% xx %: 43.xx% xx: xx primary housing exp after subj loan $ 1688.37 and total non-housing payments $ 25.xx income of total borrower is $3882.22. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID Tolerance test failed due to Initial Closing disclosure is missing from the loan files."
* Missing Appraisal (Lvl 3)     "Appraisal report expired prior to closing and Final Appraisal is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan file."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.586%, the Borrower and Co-Borrower income was $3,882.22 and total expenses are in the amount of $1,688.37 + $25.00 and the loan was underwritten by AUS/DU (Locator#XXPg# 660) and its recommendation is “Approve/Eligible” with a DTI of 44.13%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64035258	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,160.75	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,156.81	4.625%	360	xx	xx	Conventional	Fixed	Purchase	78.947%	78.947%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	672	Not Applicable	44.736%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx. with xx#xx.

xx chain of assignment has been completed; currently, the assignment is originated with the lender MERS as nominee for xx, xx.
xx active judgments or liens have been found against the borrower.
xx taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the available servicing comments.
xx, the borrower is working at the xx as an xx from X.X years.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx per xx data, xx G/L require no MI. xx, audit value reflect not applicable. xx: xx:
xx: xx CLTV xx: 78.947%   xx: 0.789%   xx: 78.158%   xx %: 78.xx%   xx: xx used for xx: $285,000.00. xx: $225,000.00. CLTV = 78.947%.   xx: xx:
xx: xx LTV (OLTV)   xx: 78.947%   xx: 0.789%   xx: 78.158%   xx %: 78.xx%   xx: xx used for xx: $285,000.00. xx: $225,000.00. CLTV = 78.947%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.736%   xx: 0.447%   xx: 44.289%   xx %: 44.xx%   xx: PITIA: $1,701.11, xx debts: $312.00, xx: $2,013.11, xx: $4,500.00. xx, DTI reflect 44.736%.   xx: xx:
																																																																																				xx: xx: PUD xx: xx: xx %: xx: xx per xx data, xx reflect xx. xx, xx document reflect PUD (xx with xx) xx: xx:	3: Curable		* Assets Verification (Lvl 3) "Missing post closing verification of deposit which reflects the balance was significantly less than balance reflected on the bank statement in the loan file."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67650891	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,364.55	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$709.37	3.750%	360	xx	xx	FHA	Fixed	Purchase	98.822%	98.822%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	649	Not Applicable	41.757%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx. xx chain of assignment has been completed. xx the assignment is with xx which was recorded on xx/xx/XXXX. xx junior mortgage open against the subject property in the favor of T xx of xx and xx for the amount of $X,XXX.XX which was recorded on xx/xx/XXXX with xx | xx/xx# xx /XXX. xx annual taxes of XXXX have been paid in the amount of $X,XXX.XX. xx prior year’s delinquent taxes have been found.	xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx per the final application at the time of origination the borrower is working in xx as a xx from xx/xx/XXXX to xx/xx/XXXX.
xx are no comments found related to the subject property type and the condition.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: MI certificate is missing from the loan file. xx: xx:
xx: xx CLTV xx: 98.822%   xx: 0.965%   xx: 97.857%   xx %: 97.xx%   xx: xx report () appraised value is $xx and xx price is $ 155,000.00. xx document xx is $153,174.00. xx calculated LTV is 98.822%.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.822%   xx: 0.965%   xx: 97.857%   xx %: 97.xx%   xx: xx report (xx) appraised value is $xx and xx price is $ 155,000.00. xx document xx is $153,174.00. xx calculated LTV is 98.822%.   xx: xx:
xx: xx-xx DTI per 1003 xx: 41.757% xx: 0.348% xx: 41.409% xx %: 41.xx% xx: xx per xx (xx) xx monthly income is $3240.85. xx primary housing debts are $990.95 and other monthly debt are $ 50.00. xx calculated xx close DTI is 32.120%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Charges That In Total Cannot Increase More Than 10% Test: Loan Data $402.00, Comparison Data $99.00 , Variance +$303.00"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, BWR tip income was not stable and employer was closed due to Covid. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72855465	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,929.15	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,383.63	3.625%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	646	Not Applicable	56.502%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx, xx.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.

xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx the time of origination the borrower is working in xx as an xx / xx from X.XX years.
xx are no comments found related to the subject property type and the condition.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx per xx is in FHA, the MI certificate is require. xx, MI certificate is missing from the loan file. xx: xx:
xx: xx CLTV xx: 98.189%   xx: 0.965%   xx: 97.224%   xx %: 97.xx%   xx: "xx used for xx: $309,000.00 xx of xx(s): $00.00 xx: $303,393.00 CLTV = 98.189%. "   xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 0.965%   xx: 97.224%   xx %: 97.xx%   xx: "xx used for xx: $309,000.00 xx: $303,393.00 CLTV = 98.189%. "   xx: xx:
xx: xx-xx DTI per 1003   xx: 56.502%   xx: 0.565%   xx: 55.937%   xx %: 55.xx%   xx: xx post-close dTI per 1003 is 56.502%.   xx: xx:
																																																																																				xx: xx: PUD xx: xx: xx %: xx: xx per the appraisal report the subject property is PUD xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Un insured FHA: unacceptable visa status A05 EAD card expired 10 days after closing and FHA guidelines require that it must be valid for 6 months after closing. Borrower was unresponsive to requests for an updated copy" Supporting Document to validate the issue is missing from the loan File."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.949%, the Borrower income was $4,752.97 and total expenses are in the amount of $2,081.51 + $604.00 and the loan was underwritten by AUS/DU (Locator#XX# 658) and its recommendation is “Approve/Eligible” with a DTI of 56.50%"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44932994	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,720.58	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,208.88	3.625%	360	xx	xx	VA	Fixed	Cash Out	94.049%	94.049%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	775	690	60.584%	First	Short Form Policy	Not Applicable	Not Applicable	02/17/2021	Unavailable	Not Applicable	2.750%	$1,977.32	Unavailable	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx. xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx, xx. xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property. xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.	xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the loan is in collection. xx borrower has been delinquent for X months and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was modified was on xx/xx/XXXX origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx the time of origination the borrower is working in xx of xx as xx from XX years and X months.
xx are no comments found related to the subject property type and the condition.

xx:xx:xx	xx modification of mortgage was made between the borrower xx and xx and the lender xx on xx/xx/XXXX. xx borrower promises to pay the monthly P&I of $X,XXX.XX with an interest rate X.XXX %. xx, the details regarding the xx UPB and payment start date, maturity date are available.

Missing Disclosures	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: MI certificate is missing from the loan file. xx: xx:
xx: xx CLTV xx: 94.049%   xx: 0.940%   xx: 93.109%   xx %: 93.xx%   xx: xx CLTV xx as 94.049.   xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: -5 (xx)   xx %:    xx: xx doc date as 8/23/19.   xx: xx:
xx: xx LTV (OLTV)   xx: 94.049%   xx: 0.940%   xx: 93.109%   xx %: 93.xx%   xx: xx LTV(CLTV) as 94.049.   xx: xx:
xx: xx P&I   xx: $2208.88   xx: $1977.32   xx: $231.56   xx %: 11.xx%   xx: xx P&I as 2208.88.   xx: xx:
xx: xx: 3.xx%   xx: 2.xx%   xx: 3.xx%   xx %: 3.xx%   xx: xx as 3.xx%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 60.584%   xx: 0.581%   xx: 60.003%   xx %: 60.00300%   xx: xx-xx DTI per 1003 as 60.584.   xx: xx:
xx: xx of xx: xx - xx: xx in xx/xx:    xx %:    xx: xx of xx as xx-xx.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx type as PUD. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 60.584% as the Borrower income was $9,371.00 and total expenses are in the amount of $5,644.57 per AUS/DU (Locator#XX Page#445) and its recommendation is “Approve/Eligible” at a DTI of 60.58%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Transfer Taxes at $2,664.00, however Final CD dated xx/xx/2019 shows Transfer Taxes at $2,664.10. This is a fee increase of $0.10 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* DTI > 60% (Lvl 3)     "This loan has a qualified mortgage DTI of 60.584% as the Borrower income was $9,317.00 and total expenses are in the amount of $5,644.57."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issues, "Missing NTB (net tangible benefit).This loan also has a VA LGC now as well. To meet the NTB requirements by VA, we modified the loan however the modification was deficient so Susan Tramell has been working on it. Due to aging, this will ultimately probably have to go SD."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19377305	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,049.42	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,695.96	3.000%	360	xx	xx	VA	Fixed	Refinance	Unavailable	Unavailable	Streamline Refinance	xx	xx	25.000%	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx. with xx# xx.

xx chain of assignment has been completed; currently, the assignment is originated with the lender MERS as nominee for xx, xx.
xx active judgments or liens have been found against the borrower.
Xnd xx taxes of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: xx: 1.040%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -9 (xx)   xx %:    xx: xx date is xx/xx/2020 but tape shows as xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV)   xx: xx: 1.040%   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx rate or term xx: xx in xx/xx: xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the revised closing disclosure delivery date test (no waiting period required). The revised closing disclosure delivery does not require a new waiting period and the revised closing disclosure receipt date is provided and the revised closing disclosure receipt date (xx/xx/2020) is after the consummation date, or closing / settlement date (xx/xx/2020)."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan is VA IRRRL insured but VA IRRRL seasoning was not met - 209 days."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 3) "The subject property is located in Washington State. The transaction date is mentioned in provided ROR/NRTC as xx/xx/2020 but the original Note date is xx/xx/2020."	* Property is Manufactured Housing (Lvl 2) "The subject property is a Manufactured Home and there is a copy of Manufactured Home Rider (xx is attached with the copy of subject mortgage with the xx is also showing ALTA -7.1 on it for the Manufactured Home.
																																																																																								The Appraisal report at origination is not available in the loan file since the subject loan is a VA IRRRL without Appraisal."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74735190	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,189.30	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,523.70	3.125%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	716	673	54.759%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx dba xx for the amount of $XXX,XXX.XX. xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found. xx active liens and judgments have been found against the borrower and subject property. xx and second installments of county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX. xx and second installments of county taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and $XXX.XX on xx/xx/XXXX. xx prior year delinquent taxes have been found.	xx history is missing. xx per tape, the unpaid principal balance is reflected in the amount of $XX. xx current P&I and the interest rate are unable to be determined.	xx:xx loan is currently in the performing. xx history is missing. xx per tape, the unpaid principal balance is reflected in the amount of $XX. xx current P&I and the interest rate are unable to be determined. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed. xx, the borrower is working at xx as xx/xx from XX months.
xx:xx:xx	xx	Mortgage Insurance	xx: xx #1 xx: xx: R |---| |----| xx: xx document reflects xx #1 middle name xx. xx: xx:
xx: xx #2 xx: xx: xx:    xx %:    xx: xx document reflects xx #2 xx name xx.   xx: xx:
xx: xx #2 xx: xx: E   xx:    xx %:    xx: xx document reflects xx #2 middle name xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx CD reflects xx.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -89 (xx)   xx %:    xx: xx document reflects xx payment date xx/xx/2021.   xx: xx:
xx: MI xx: FHA   xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: xx used for xx: $600,000.00. xx: $589,132.00. CLTV = 98.189%.   xx: xx:
xx: xx LTV (OLTV) xx: 98.189% xx: 96.500% xx: 1.689% xx %: 1.xx% xx: xx used for xx: $600,000.00. xx: $589,132.00. CLTV = 98.189%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. 2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $3,558.22 on final CD dated xx/xx/2020. There is a total fee increased of $3,558.22 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $3,558.22 on final CD dated xx/xx/2020. There is a total fee increased of $3,558.22 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan is FHA Purchase & it is uninsurable since miscalculation of LTV which resulting in an uninsurable loan. The Underwriter at origination had approved the loan based upon a $600k appraised value instead of $595k."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.759% as the Borrower’s income is $9,014.00 and total expenses are in the amount of $4,936.00 and the loan was underwritten by AUS/DU (Locator#XX) & its recommendation is “Approve/Eligible” and DTI is showing in it as 54.76%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55559357	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,839.86	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,067.04	2.375%	360	xx	xx	FHA	Fixed	Refinance	97.587%	97.587%	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	51.998%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx dba xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx is senior civil judgment against the borrower in the favor of xx of xx for the amount of $X,XXX.XX recorded on xx/xx/XXXX.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX.
xx and second installments of other taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $XXX.XX on xx/xx/XXXX.
xx and second installments of other taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and $XXX.XX on xx/xx/XXXX.
xx and second installments of other taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx history is missing. xx per tape, the unpaid principal balance is reflected in the amount of $XX. xx current P&I and the interest rate are unable to be determined.	xx:xx loan is currently in the performing. xx history is missing. xx per tape, the unpaid principal balance is reflected in the amount of $XX. xx current P&I and the interest rate are unable to be determined. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower’s employment details are unable to be determined.

xx:xx:xx	xx	Credit Application Mortgage Insurance	xx: xx #1 xx: xx: D |---| |----| xx: xx dated xx/xx/2021. and signed at closing, reflects the xx as xx. xx: xx:
xx: xx #2 xx: xx: M   xx:    xx %:    xx: xx dated xx/xx/2021. and signed at closing, reflects the xx as xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx reflect xx as YES.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -30 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: MI xx: FHA   xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 97.587%   xx: 95.908%   xx: 1.679%   xx %: 1.xx%   xx: xx used for xx: $545,000.00. xx of xx(s): $0.00. xx: $531,847.00. CLTV = 97.587%.   xx: xx:
xx: xx LTV (OLTV) xx: 97.587% xx: 95.908% xx: 1.679% xx %: 1.xx% xx: xx used for xx: $545,000.00. xx: $531,847.00. CLTV = 97.587%. xx: xx:	3: Curable	* Application Missing (Lvl 3) "An executed copy of final 1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (xx/xx/2021) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2021). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (xx/xx/2021) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2021). However, the method of delivery is marked as "Personal.""
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan is a  FHA Refinance and it is an uninsurable loan. The Underwriter at origination had used appraised value at time of refinance when Underwriter should have used the purchase price. Refinance was done less than 12 months from the purchase of the subject property. This loan is not eligible for endorsement."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.998% as the Borrower’s income is $10,545.60 and total expenses are in the amount of $5,483.54 and the loan was underwritten by AUS/DU (Locator#XXdf Page#419) & its recommendation is “Approve/Eligible” and DTI is showing in it as 52.000%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51001888	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,764.13	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$481.58	2.625%	360	xx	xx	Conventional	Fixed	Purchase	59.980%	59.980%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	799	Not Applicable	37.590%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx are multiple state tax liens against the borrower in the favor of xx SC xx of xx for the total amount of $XX,XXX.XX recorded on different dates.
xx is senior civil judgment against the borrower in the favor of xx for the amount of $XX,XXX.XX recorded on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $XX,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx history is missing. xx to tape latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received is unable to be determined. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I and the interest rate are unable to be determined.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx history is missing. xx last payment was received is unable to be determined. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I and the interest rate are unable to be determined. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower’s employment details are unable to be determined.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx #1 xx: xx: R |---| |----| xx: xx dated xx/xx/2020 and signed at closing, reflects the xx's xx as 'xx'. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 59.980%   xx: 0.600%   xx: 59.380%   xx %: 59.xx%   xx: xx used for xx: $199,900. xx of xx(s): $000. xx: $119,900. CLTV = 59.980%.   xx: xx:
xx: xx LTV (OLTV)   xx: 59.980%   xx: 0.600%   xx: 59.380%   xx %: 59.xx%   xx: xx used for xx: $199,900. xx: $119,900. LTV = 59.980%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 21.333%   xx: 0.376%   xx: 20.957%   xx %: 20.xx%   xx: xx T&I for xx: (xx $262.87 + xx $32.92 + xx $00 + MI $00 + HOA xx $198 ) equals $1255 and total of other debts $1,000.37. xx income verified is $6,000. xx, xx DTI per 1003 is 37.590%.   xx: xx:
xx: xx-xx per 1003 xx: 20.917% xx: 0.209% xx: 20.708% xx %: 20.xx% xx: xx T&I for xx: (xx $262.87 + xx $32.92 + xx $00 + MI $00 + HOA xx $198 ) equals $1255 and total xx income verified is $6,000. xx, xx per 1003 is 20.917%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee addition on Initial CD dated xx/xx/2020.  The Initial CD shows an added fee Appraisal Review Fee of $300.00 which did not appear on previous LEs. This is a fee increase of $300.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, Investor would not accept escrowed "elective" insurance for HO6; initially they were also concerned with a notary date after the closing date, but that was dropped and accepted by original investor. Supportive documents are missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2020 and the loan closed on xx/xx/2020. No lock extension found."			Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2508138	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,108.58	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$959.37	2.750%	360	xx	xx	Conventional	Fixed	Purchase	66.197%	66.197%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx history is missing. xx to tape latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received is unable to be determined. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I and the interest rate are unable to be determined.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx history is missing. xx last payment was received is unable to be determined. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I and the interest rate are unable to be determined. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx as xx from XX months.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 66.197%   xx: 0.662%   xx: 65.535%   xx %: 65.xx%   xx: xx per appraisal doc , sales price is $355,000.00 & loan amount is $235,000.00, xx CLTV reflect 66.197%   xx: xx:
xx: xx LTV (OLTV)   xx: 66.197%   xx: 0.662%   xx: 65.535%   xx %: 65.xx%   xx: xx per appraisal doc , sales price is $355,000.00 & appraised value is $370,000.00, xx CLTV reflect 66.197%   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 0.699%   xx:    xx %:    xx: xx T&I for the debt ratio:( xx $267.23+xx insurance $68.17 +flood insurance $0.00+ MI $0.00+ HOA xx $78.33) equals   xx: xx:
xx: xx-xx per 1003 xx: xx: 0.687% xx: xx %: xx: xx T&I for xx: (xx $267.23 + xx $68.17+MI$0.00+ flood insurance $0.00+ HOA xx $78.33) xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Transfer Taxes at $0.00, however Final CD dated xx/xx/2020 shows Transfer Taxes at $1,313.50. This is a fee increase of $1,313.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 43.691%. Per tape, there is an issue with the income docs used and if used 2020 W2, DTI may be in excess of 69%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9432200	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$2,673.00	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,823.12	3.500%	360	xx	xx	Conventional	Fixed	Refinance	79.921%	79.921%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX. xx is junior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender “xx” for the amount of $XX,XXX.XX. xx chain of assignment has not been completed. xx assignments have been found. xx subject mortgage is at second lien position as there is HOA lien against the subject property in the favor of xx for the total amount of $XXX.XX recorded on xx/xx/XXXX. xx are X senior civil judgments against the borrower in the different favor for the total amount of $XX,XXX.XX recorded on xx/xx/XXXX and xx/xx/XXXX. xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year delinquent taxes have been found.	xx history is missing. xx to tape latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received is unable to be determined. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is unable to be determined and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx history is missing. xx last payment was received is unable to be determined. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is unable to be determined and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx as owner from XXX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 17 xx: 20 |---| -3 |----| -15.00000% xx: xx per xx data, xx of xx reflect 20. xx, xx document reflect 17. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx per xx data, xx doesn't require MECA/CEMA. xx is only for NY state. xx, xx address reflect TN state.   xx: xx:
xx: xx CLTV xx: 79.921%   xx: 80.000%   xx: -0.079%   xx %: -0.07900%   xx: xx used for xx: $508,000.00. xx of xx(s): $0.00. xx: $406,000.00. CLTV = 79.921%.   xx: xx:
xx: xx LTV (OLTV)   xx: 79.921%   xx: 80.000%   xx: -0.079%   xx %: -0.07900%   xx: xx used for xx: $508,000.00. xx: $406,000.00. CLTV = 79.912%.   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 46.122%   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: 343 xx: 340 xx: 3 xx %: 0.xx% xx: xx per xx data, xx months reflect 340. xx, xx document reflect 343. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "A copy of Rate Lock Document is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "As per tape, borrower's SE income is miscalculated. Loan is approved at 46.12% .Unable to rely on documents in the file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88581825	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,217.75	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$547.26	3.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.403%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx history is missing. xx to tape latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received is unable to be determined. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is unable to be determined and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx history is missing. xx last payment was received is unable to be determined. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is unable to be determined and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx of xx E xx as xx from XX months.

xx:xx:xx	xx	Affiliated Business Disclosure Hazard Insurance Missing Disclosures Missing or error on the Rate Lock	xx: xx of xx: 12 xx: 13 |---| -1 |----| -7.xx% xx: xx per xx data ,age of loan is 13.xx it reflects 12. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 35.403%   xx: 36.150%   xx: -0.747%   xx %: -0.xx%   xx: xx per xx data ,xx DTI is 36.150%.xx documents reflects as 35.403%.   xx: xx:
xx: xx: 348 xx: 347 xx: 1 xx %: 0.xx% xx: xx per xx data ,xx term of loan is 347 months.xx it reflects 348 months. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Initial CD is missing from the loan file due to which TRID tolerance test is incomplete."
* Issue with the Initial CD (Closing Disclosure) (Lvl 3)     "Initial Closing Disclosure Document is missing from the loan document."
* Loan does not conform to program guidelines (Lvl 3)     "Tape data states issue with loan is "No credit score and didn’t verify rental history""
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Form is missing from loan document."	* Missing proof of hazard insurance (Lvl 2) "Hazard Insurance is missing from loan document." * Missing Required Disclosures (Lvl 2) "Home Loan Toolkit is missing from the loan document."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80694611	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,072.43	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$644.71	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX. xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. N records for bankruptcy and foreclosure have been found. xx repairs and damage have been found. xx comments have been found stating the borrower’s income was impacted by xx.
xx borrower xx L xx has been working at xx as an xx/ xx for XX years X months.

xx:xx:xx	xx	xx: xx: xx/xx/2020 xx: xx/xx/2021 |---| -6 (xx) |----| xx: xx note date xx/xx/2020. xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 47.549%   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx per 1003 xx: xx: 40.712% xx: xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the first lien prohibited fees test. (MRS § 408.052 1.)
The loan has fees that are prohibited for this license type.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1% origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties. This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" fields indicate otherwise."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 reflect Credit report Fee at $24.00. However Initial CD dated xx/xx/2020 Credit report Fee at $24.02. Valid COC is missing from the loan files."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine borrower income due to P&L statement has expired.

																																																																																								xxis self employed; closed loan with P & L that is expired; note date was 12/30; P & L must be no older than Jan through Oct 30 2020; the P & L in file only covered Jan 2020 through Sept 28 2020. DU invalid."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42833731	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,594.72	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,097.30	2.500%	360	xx	xx	Conventional	Fixed	Purchase	72.633%	72.633%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	776	791	32.544%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX. xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $xx
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. N records for bankruptcy and foreclosure have been found. xx repairs and damage have been found. xx comments have been found stating the borrower’s income was impacted by xx. xx borrower xx has been working at xx as a xx for X years X months
xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| -5 (xx) |----| xx: xx note date xx/xx/2021. xx: xx:
xx: xx-xx DTI per 1003   xx: 66.771%   xx: 49.658%   xx: 17.113%   xx %: 17.xx%   xx: NA   xx: xx:
xx: xx-xx per 1003 xx: 50.650% xx: 33.536% xx: 17.114% xx %: 17.xx% xx: NA xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO, closing 4/XX/21. May be NOO as subject listed for rent on 4/XX/21. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement Calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2021. Initial LE dated xx/xx/2021 reflect Points - Loan Discount Fee at $3,418.00. However, Initial CD dated xx/xx/2021 reflect Points - Loan Discount Fee at $3,418.35. This is fee increase of $0.35 for 0% tolerance test fee. Valid COC is available on the pg#274 but does not mentioned clearly."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22334912	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,536.42	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,141.62	3.000%	360	xx	xx	Conventional	Fixed	Purchase	93.534%	93.534%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	35.625%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX. xx active judgments or liens have been found.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.

xx taxes for the year of XXXX have been paid in the amount of $XXX.XX. xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. N records for bankruptcy and foreclosure have been found. xx repairs and damage have been found. xx comments have been found stating the borrower’s income was impacted by xx.
xx borrower xx has been working at xx a xx for X years X months.

xx:xx:xx	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2021. Revised LE#1 dated xx/xx/2021 reflect Credit report Fee at $24.00. However Initial CD dated xx/xx/2021 Credit report Fee at $20.02. Valid COC is missing from the loan files."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $153,970.37. Calculated Finance Charge $156,520.02 for an under disclosed amount of $2,549.65  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2021. Revised LE dated xx/xx/2021 reflect Points - Loan Discount Fee at $113.53. However, Initial CD dated xx/xx/2021 reflect Points - Loan Discount Fee at $977.52. This is fee increase of $863.99 for 0% tolerance test fee. Valid COC is missing from the loan files."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44975608	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,251.51	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$620.95	3.375%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	36.471%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx are X senior state tax liens against the borrower in the favor of xx of revenue for the total amount of $X,XXX.XX recorded on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx as xx from XX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on LE dated xx/xx/2021.  LE dated xx/xx/2021 reflects a Credit Report Fee at $24.00, however, Revised LE dated xx/xx/2021 reflects the Credit Report Fee at $24.02.  This is a fee increase of $0.02 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

TRID Violation due to a fee increase on LE dated xx/xx/2021.  LE dated xx/xx/2021 reflects a Transfer Taxes Fee at $566.00, however, Revised LE dated xx/xx/2021 reflects the Transfer Taxes Fee at $566.30.  This is a fee increase of $0.30 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, Purchase conventional loan; subject property is condominium requiring a full lender review due to LTV of 97%: project did not have current HOA budget and would not be available until July 2021; the number of units that are delinquent with their monthly HOA dues exceed the maximum of 15%; 19% of the project's units are delinquent. To validate this issue required documents are missing from loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock agreement is missing from loan file. However as per document(Holmes ZG00121442831 CCC_PG#269) rate lock date is xx/xx/2021."
																																																																																							* Purchase Contract is missing (Lvl 3) "Purchase Contract is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77615493	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,867.01	2.500%	180	xx	xx	Conventional	Fixed	Refinance	77.994%	77.994%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	708	806	46.846%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx, xx a xx. xx active liens and judgments have been found.	xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx, the borrower is self-employed from last X years.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.
xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| -4 (xx) |----| xx: xx per final xx, original note date is xx/xx/2021. xx: xx:
xx: xx-xx DTI per 1003 xx: 46.846% xx: 46.847% xx: -0.001% xx %: -0.00100% xx: xx per final 1003 post-close DTI is 46.846%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed PA License Validation Test, Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2021 shows Points - Loan Discount Fee at $39.00, however Final CD dated xx/xx/2021 shows Points - Loan Discount Fee at $39.20. This is a fee increase of $0.20 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per seller tape data reflects following issue "xxis self employed; business does not meet liquidity requirements"."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96879154	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,068.53	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,101.44	2.875%	360	xx	xx	Conventional	Fixed	Refinance	76.165%	76.165%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	32.792%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx are X credit card judgments against the borrower in the multiple favors for the total amount of $XX,XXX.XX recorded on xx/xx/XXXX, xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX.
xx is senior child support lien against the borrower in the favor of xx of xx recorded on xx/xx/XXXX.
xx are X state tax liens against the borrower in the favor of xx of xx for the total amount of $XX,XXX.XX recorded on xx/xx/XXXX and xx/xx/XXXX.
xx are X IRS liens against the borrower in the favor of xx of the xx-xx service for the total amount of $XX,XXX.XX recorded on xx/xx/XXXX and xx/xx/XXXX.
xx is senior civil judgment against the borrower in the favor of xx, xx-in-xx for xx. for the amount of $XX,XXX.XX recorded on xx/xx/XXXX.
xx and second installments of xx taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX.
xx and second installments of other taxes for the year of XXXX/XXXX have been paid in the amount of $XXX.XX on XX/X/xx/xx/XXXX and due in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at BNSF xx as xx from XX months.

xx:xx:xx	xx	HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing or error on the Rate Lock Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Closing Disclosure hand dated by borrower at closing is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow account disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Funded with an investor, but did not close. This was a Funded-not-Closed loan."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7359235	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,709.00	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	2.990%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx installments of combined taxes for the year of XXXX are due in the amount of $X,XXX.XX xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx history is missing. xx to tape latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received is unable to be determined. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is $X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx history is missing. xx last payment was received is unable to be determined. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is $X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower’s employment details are unable to be determined.

xx:xx:xx	xx	Affiliated Business Disclosure
Credit Application
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	xx: xx: xx: $0.00 |---| |----| xx: xx: xx:
xx: xx LTV (OLTV)   xx: xx: 76.842%   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 25.333%   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx - xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final Application is missing from the loan files."
* Credit report incomplete (Lvl 3)     "Final Credit report is missing."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan files."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow acct disclosure is missing from the loan files."
* Missing Appraisal (Lvl 3)     "Final Appraisal report is missing from the loan files."
* Missing flood cert (Lvl 3)     "Flood cert is missing from the loan files."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing disclosure is missing from the loan files."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 3)     "Final Rate lock is missing from the loan files."
* Missing proof of hazard insurance (Lvl 3)     "Hazard Insurance is missing from the loan files."
* Missing Required Disclosures (Lvl 3)     "Written list of Service provider is missing from in the loan documents"
* Note is missing or unexecuted (Lvl 3)     "Final Note agreement is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of Servicing transfer document is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliate Business disclosure is missing from the loan files."
* Right of Rescission missing or unexecuted (Lvl 3)     "Right of Rescission is missing from the loan files."
* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 3)     "NA"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal summary is missing from the loan files."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to verify the borrower income. As per tape income and fund to close were not properly verified."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66053543	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,734.43	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,077.41	4.500%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	22.910%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	57.907%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx as IT xx E-X from XXX months.

xx:xx:xx	xx	Hazard Insurance	xx: xx: xx: xx |---| |----| xx: xx reflects xx as xx. xx: xx: xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: 39 (xx) xx %: xx: xx documents reflects xx date as xx/xx/2021. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.566%) is exceeded APOR (4.520%) by 0.046%. The APR threshold is 4.520% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 4.566%    Allowed: 4.520%    Over by: +0.046%"
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 4.566%      Allowed: 4.520%     Over by: +0.046%"
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape Data reflects following issue.
Is not insurable with VA due to an increase in loan amount, guaranty on this loan will be <25%."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Proof of Hazard Insurance in File located at (xx) reflects Policy Effective Date as xx/xx/2021. However, Closing Date is xx/xx/2021."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48309436	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,907.84	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,420.04	2.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	41.016%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx,
xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX. xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:
xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for bankruptcy and foreclosure have been found.
xx RFD is unable to be determined. xx property is owner occupied. xx comments have been found stating the borrower’s income was impacted by xx.xx borrower xx has been working at xx I -xx for X years.

xx:xx:xx	xx	xx: xx: xx: xx |---| |----| xx: xx reflects xx as "xx". xx: xx: xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: 28 (xx) xx %: xx: xx reflects the xx as xx/xx/2021. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (xx/xx/2021) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2021). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $1,065.50 on final CD dated xx/xx/2021.
Provided initial LE dated xx/xx/2021 reflects the Transfer Taxes Fee as $0.00, however, the final CD reflected it as $1,065.50. There is a total fee increased of $1,065.50 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $1,065.50 on final CD dated xx/xx/2021.
Provided initial LE dated xx/xx/2021 reflects the Transfer Taxes Fee as $0.00, however, the final CD reflected it as $1,065.50. There is a total fee increased of $1,065.50 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan is unsalable as deadline for loans with an LTV of 95% had to be sold to FHLMC prior to April 1st 2021."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1916863	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,746.42	12/21/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,190.44	3.750%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	18.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	44.404%	First	Final policy	Not Applicable	Not Applicable	01/28/2021	$256,654.23	Not Applicable	3.625%	$1,172.28	03/01/2021	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx. dba xx xx for the amount of $XXX,XXX.XX.
xx is junior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $X,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX/XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has been modified since origination. xx borrower has been making the payment as per the modification agreement which was made on xx/xx/XXXX between the borrower "xx" and lender "xx xx DBA xx xx”. xx per the modified terms, the new principal balance is $XX. xx borrower has promised to pay the in the amount of $X,XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx per the comment dated xx/xx/XXXX, the payment plan initiated on xx/xx/XXXX. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx of xx, LLC as xx from XX months.

xx:xx:xx	xx loan has been modified since origination. xx borrower has been making the payment as per the modification agreement which was made on xx/xx/XXXX between the borrower "xx" and lender "xx xx DBA xx xx”. xx per the modified terms, the new principal balance is $XX. xx borrower has promised to pay the in the amount of $X,XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX.	Appraisal (Incomplete)	xx: xx: xx: xx |---| |----| xx: xx is xx as per closing document. xx: xx:
xx: xx CLTV xx: 97.000%   xx: 99.910%   xx: -2.910%   xx %: -2.xx%   xx: "xx used for xx: $267,000.00 xx of xx(s): $00.00 xx: $257,050.00 CLTV = 44.404%. "   xx: xx:
xx: xx: 3.xx%   xx: 3.xx%   xx: 0.xx%   xx %: 0.xx%   xx: xx rate of interest is 3.xx% as per xx.   xx: xx:
xx: xx-xx DTI per 1003 xx: 44.404% xx: 44.130% xx: 0.274% xx %: 0.xx% xx: xx housing exp after subj loan is $ 1694.93 & xx-housing payment is $1243.83.xx monthly income of borrower is $6618.21. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "1004MC Report is missing from the appraisal report."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issues, "Loan closed at 3.75% should have been 3.625%. A loan mod was completed and does not meet FNMA requirements and Usb will not buy."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.404%, the Borrower income was $6,618.21 and total expenses are in the amount of $1,694.93 + $1.243.83 and the loan was underwritten by AUS/DU (Locator#XX and its recommendation is “Approve/Eligible” with a DTI of 44.40%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65219637	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,238.10	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$948.61	3.000%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	780	Not Applicable	35.108%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, MERS as nominee for xx L.P.with xx.

xx chain of assignment has been completed; currently, the assignment is with originated lender “MERS as nominee for xx L.P.”.

xx is an abstract of judgment against the borrower in the favor of xx, which was recorded on xx/xx/XXXX (xx to subject mortgage) in the amount of $X,XXX.XX.

xx, xx and xx taxes of XXXX have been paid on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX in the total amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx. as a xx from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1319 (xx) |----| xx: xx: xx:
xx: xx-xx DTI per 1003   xx: 4.251%   xx: 36.000%   xx: -31.749%   xx %: -31.xx%   xx: xx per the 1003, the post-close DTI is 4.251%.   xx: xx:
xx: xx-xx per 1003   xx: 1.970%   xx: 2.000%   xx: -0.030%   xx %: -0.03000%   xx: xx per the 1003, the post-close housing ratio is 1.970%.   xx: xx:
xx: xx: xx: xx dr   xx:    xx %:    xx: xx per the xx, the subject property address is xx.   xx: xx:
																																																																																				xx: xx: 358 xx: 357 xx: 1 xx %: 0.xx% xx: xx per the latest payment history, the stated remaining term are 358 months. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per tape, Short of 6 months reserves for assets. Borrower is a permanent resident Alien. No further details have been found."	* Missing or error on the Rate Lock Document (Lvl 2) "A Rate lock agreement is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64638086	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,969.35	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$926.28	3.375%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	45.600%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx history is missing. xx to tape latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received is unable to be determined. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I and the interest rate are unable to be determined.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx history is missing. xx last payment was received is unable to be determined. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I and the interest rate are unable to be determined. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx’s xx as xx from XX months.

xx:xx:xx	xx	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| -2 (xx) |----| xx: xx per final appraisal , appraisal date is xx/xx/2020. xx: xx:
xx: xx-xx DTI per 1003 xx: 45.600% xx: 48.438% xx: -2.838% xx %: -2.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and Charges That In Total Cannot Increase More Than 10% Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Transfer Taxes at $1,152.00, however Final CD dated xx/xx/2020 shows Transfer Taxes at $1,512.00. This is a fee increase of $360.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has failed Charges That In Total Cannot Increase More Than 10% Test
																																																																																							Recording Fee was disclosed on Initial LE was $233.00 and it was disclosed as $1,298.14 the difference is of $1,065.14 which is greater than 10%."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.60% as the Borrower income was $2,995.63 and total expenses are in the amount of $1,366.01 per AUS/LP (Locator#XX.pdf Page#391) and its recommendation is “Accept/Eligible” at a DTI of 45%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33969774	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,568.95	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$337.48	3.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	29.239%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx.
xx active liens and judgments have been found.
xx annual county taxes of XXXX are due in the amount of $X,XXX.XX.
xx per the seller’s tape data, the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX	xx:xx loan is currently performing. xx per the seller’s tape data, the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX
xx loan has not been modified once since origination.
xx, the borrower is working as CPT in xx of xx-xx from last X years.
xx occupancy of the subject property is unable to be determined.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| -25 (xx) |----| xx: xx per xx data ,xx is xx/xx/2021 .xx documents reflects as xx/xx/2021. xx: xx:
xx: xx-xx DTI per 1003   xx: 32.369%   xx: 32.450%   xx: -0.081%   xx %: -0.08100%   xx: xx per xx data ,xx DTI is 32.450%.xx documents reflects as 64.710%.   xx: xx:
xx: xx (HUD-1 xx 101)   xx: $xx: $xx: $-xx %: -22.xx%   xx: xx per tape data ,xx price reflects in the amount of $120,000.00.xx the xx DIsclosure dated xx/xx/2021 reflects the sales price as $92,500.   xx: xx:
xx: xx: 3 xx: 2 xx: xx %: xx: xx per xx data ,xx property type is 2 family .xx documents reflects as 3 xx.. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the LTV is exceeded for 2-4 Unit properties."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9237119	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,677.28	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,039.43	2.875%	360		xx	xx		Conventional	Fixed		Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	Unavailable	Not Applicable	5.967%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx.
xx active liens and judgments have been found.
xx annual county taxes of XXXX are due in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX..
xx loan was not modified since origination.
xx, the borrower is owner of xx from XX years.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.
xx:xx:xx	xx	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| -18 (xx) |----| xx: xx report (xx) xx date is xx/xx/2020. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -28 (xx)   xx %:    xx: xx per xx document (xx) original xx date is xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 5.182%   xx: 5.967%   xx: -0.785%   xx %: -0.xx%   xx: xx per xx(xx) xx monthly insome is $96,430.42 and his xx housing debt is $757.38. xx calculeted   xx: xx:
xx: xx-xx per 1003 xx: 2.723% xx: 5.967% xx: -3.244% xx %: -3.xx% xx: NA xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $126,022.17. Calculated Finance Charge $126,226.12 for an under disclosed amount of $203.95  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Initial LE dated reflect Transfer Taxes at $3,883.00. However, Initial CD dated xx/xx/2020 reflects Transfer Taxes at $3,883.46. This is a fee increase of $0.46 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Project not agency eligible to validate this issue required documents are missing from loan file."			Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1326266	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,016.49	2.875%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	23.986%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx as xx from XXX months.

xx:xx:xx	xx	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| -14 (xx) |----| xx: xx date as xx/xx/2020. xx: xx:
xx: xx-xx DTI per 1003   xx: 13.500%   xx: 23.986%   xx: -10.486%   xx %: -10.xx%   xx: NA   xx: xx:
xx: xx-xx per 1003 xx: 12.706% xx: 23.986% xx: -11.280% xx %: -11.xx% xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2020. Revised LE#1 dated xx/xx/2020 reflect Appraisal report Fee at $500.00 However Initial CD dated xx/xx/2020 Appraisal report Fee at $600.00 Valid COC is missing from the loan files."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Project not agency eligible"			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65185793	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	10/28/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$387.61	9.650%	180	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/13/2020	$15,920.15	Not Applicable	3.470%	$55.93	07/01/2020	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX with the book/page xx in the amount of $XX,XXX.XX with xx, xx.
xx chain of assignment has been completed. xx, the mortgage is with xx, N.A., as xx for xx which was recorded on xx/xx/XXXX.
xx liens and judgments against the borrower:
xx judgment against the borrower was recorded on xx/xx/XXXX in the amount of $X,XXX.XX in favor of xx, xx.
xx judgment against the borrower was recorded on xx/xx/XXXX in the amount of $X,XXX.XX in favor of xx.
xx judgment against the borrower was recorded on xx/xx/XXXX in the amount of $X,XXX.XX in favor of xx.
xx judgment against the borrower was recorded on xx/xx/XXXX in the amount of $XXX.XX in favor of xx, xx.
xx details are to follow.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXPITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is currently performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXPITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX
xx per the comment dated xx/xx/XXXX, the reason for default is death of the borrower.
xx per the comment dated xx/xx/XXXX, the subject property is occupied by the owner. xx damage or repairs have been found.

xx:xx foreclosure was initiated. xx per the comment dated xx/xx/XXXX, the file was referred to an attorney on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the foreclosure sale was scheduled on xx/xx/XXXX. xx per the review of collections comments, the foreclosure was put on hold due to the borrower had reinstated the loan.
xx:xx	xx loan modification agreement was made on xx/xx/XXXX with the new principal balance is in the amount of $XXand the borrower promise to pay the new P&I $XX.XX with the interest rate of X.XXX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx interest bearing amount is $XX,XXX.XX. xx balloon payment will be due in the amount of $X,XXX.XX on xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx: xx: xx: |---| |----| xx: N/A. xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx per the comment dated xx/xx/2020, the file was referred to an attorney on xx/xx/2020.   xx: xx:
xx: xx of xx: xx/xx/2020   xx: xx/xx/2020   xx: -49 (xx)   xx %:    xx: xx date of last modification is xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV)   xx: 80.000%   xx: 39.620%   xx: 40.380%   xx %: 40.xx%   xx: xx standard LTV is 80.00%.   xx: xx:
xx: xx P&I   xx: $387.61   xx: $55.93   xx: $331.68   xx %: 593.02699%   xx: xx stated P&I is $387.61.   xx: xx:
xx: xx: 9.xx%   xx: 3.xx%   xx: 6.xx%   xx %: 6.xx%   xx: xx stated rate is 9.65%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx: xx/xx/2060   xx: xx/xx/2016   xx: xx (xx)   xx %:    xx: xx maturity date is xx/xx/2060.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx per the updated title report dated xx/xx/2021, the type of subject property as manufactured home. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
Brokerage/Finder Fee Test: FAIL $823.87 $736.00 +$87.87
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "As per the updated title report dated xx/xx/2021, the type of subject property as manufactured home and VIN # is XX. However, the Affidavit of Affixation is not available in the loan file. An Appraisal Report at origination is missing from the loan file. The ALTA 7 Endorsement is not attached with the final title policy. The VIN#XX is available in the legal description of the recorded mortgage. Tax certificate attached with the updated title report shows separate assessment for land and building."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27072941	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,166.30	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,402.96	2.750%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	42.174%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx is a municipal lien in the favor of xx- xx, xx of xx in the amount of $XXX.XX which were recorded on xx/xx/XXXX.

Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX
xx charges for the year of XXXX have been delinquent in the amount of $XXX.XX.
xx per the tape of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment received details have not been provided. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment received details have not been provided. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx D. xx has been working at xx, LLC as an xx for X years X months.

xx:xx:xx	xx	Mortgage Insurance	xx: xx 1 xx 1 xx: xx, LLC xx: xx, LLC. |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 236.870%   xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: xx per xx, the loan amount is $xx and as per an appraisal report the appraised value is $xx. xx, the LTV is 98.189% and CLTV is 98.189%.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: xx per xx, the loan amount is $343,660.00 and as per an appraisal report the appraised value is $350,000.00. xx, the LTV is 98.189% and CLTV is 98.189%.   xx: xx:
xx: xx: 355 xx: 3 xx: 352 xx %: xx.xx% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE Risk indicator is "Moderate" since this loan failed the prohibited fees test. The loan does charge fee(s) not provided for in this act, which is prohibited.

Prohibited Fees Test: FAIL   Charged: $235.00   Allowed: $0.00   Over by: +$235.00

Prohibited Fees Test Inclusion-

Administration Fee paid by Borrower: $60.00
Title Closing Protection Letter (CPL) paid by Borrower: $75.00
Title Tax Bill Fee paid by Borrower: $50.00
Title-Disbursement Fee paid by Borrower: $50.00"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test. The loan does charge fee(s) not provided for in this act, which is prohibited.

Prohibited Fees Test: FAIL   Charged: $235.00   Allowed: $0.00   Over by: +$235.00

Prohibited Fees Test Inclusion-

Administration Fee paid by Borrower: $60.00
Title Closing Protection Letter (CPL) paid by Borrower: $75.00
Title Tax Bill Fee paid by Borrower: $50.00
Title-Disbursement Fee paid by Borrower: $50.00"
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the original appraisal expired before closing. There was a 30 day lender extension and then received an updated appraisal. A new appraisal could have cured this only if completed before the original appraisal expired (no extension)."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
641026	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,819.20	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,604.20	3.000%	360	xx	xx	Conventional	Fixed	Refinance	89.381%	89.381%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	No	No	749	766	30.164%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx. for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx as xx from XX months.

xx:xx:xx	xx	Origination Appraisal	xx: xx #2 xx: xx H xx: xx |---| |----| xx: xx data reflects "xx" and xx data reflects "xx H". xx: xx:
xx: MI xx: 25.000%   xx: 98.300%   xx: -73.300%   xx %: -73.xx%   xx: MI xx amount tape data reflects is 98.300% and audit value is 25.000%.   xx: xx:
xx: xx: 354 xx: 2 xx: 352 xx %: xx.00000% xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan was a rate/term but paid off additional debt. LTV is too high to switch to cash out."
																																																																																							* Missing Appraisal (Lvl 3) "A copy of Appraisal Report at origination is missing from loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77770253	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,203.20	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,659.81	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	Yes	700	724	44.451%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx. for the amount of $XXX,XXX.XX.
xx is an active mortgage prior to the subject xx, in the favor of xx M xx and xx recorded on xx/xx/XXXX for the amount of $XX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx installments of combined taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx installments of combined taxes for the year of XXXX have been partial paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx, third and fourth installments of combined taxes for the year of XXXX are due in the amount of $XX.XX on xx/xx/XXXX, $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX.
xx annual taxes for the year of XXXX are due in the amount of $XX.XX on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been overpayment in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at NYCTA as xx from XXX months.

xx:xx:xx	xx	xx: xx 1 xx 1 xx/xx of xx: xx: xx |---| |----| xx: xx: xx: xx: xx: 358 xx: 2 xx: 356 xx %: xx.00000% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and Charges That In Total Cannot Increase More Than 10% Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2021 shows Points - Loan Discount Fee at $19,059.00 and Transfer Taxes at $10,395.00, however Final CD dated xx/xx/2021 shows Point - Loan Discount Fee at $19,059.38 and Transfer Taxes at $17,454.38. This is a fee increase of $7,059.76 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has also failed Charges That In Total Cannot Increase More Than 10% Test.
Recording Fee was disclosed at $296.00 on Initial LE and it was disclosed at $500.00 on Final CD the difference is $204.00 which is greater than 10%."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "Unsaleable missed short sale within 4 years,""	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.451% as the Borrower income was $10,882.77 and total expenses are in the amount of $4,837.53 per AUS/DU (Locator#XX Page#133) and its recommendation is “Approve/Eligible” at a DTI of 44.46%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58045308	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,869.29	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$798.75	2.875%	300	xx	xx	FHA	Fixed	Refinance	94.872%	94.872%	Streamline Refinance	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
Xst installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX. xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $ $XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx has been working at NoContract xx., as a xx for X years.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx loan is FHA. MI amount is reflected, MI xx does not required. xx: xx:
xx: MI xx: xx: 110.470%   xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 94.872%   xx: 93.241%   xx: 1.631%   xx %: 1.xx%   xx: "xx used for xx: $170,770. xx of xx(s): $0. xx: $180,000. CLTV = 94.872%. "   xx: xx:
xx: xx LTV (OLTV) xx: 94.872% xx: 93.241% xx: 1.631% xx %: 1.xx% xx: "xx used for xx: $170,770. xx: $180,000. CLTV = 94.872%. " xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the TRID "Section A. Origination Charges" validation test.
This loan contains a fee or fees where "compensation to" is set to a party other than lender or broker, but this fee or fees should not be retained by any party other than the lender or broker.
"Section A. Origination Charges" should contain an itemization of each amount, and a subtotal of all such amounts, that the consumer will pay to each creditor and loan originator for originating and extending the credit."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Uninsurable: Case number expired 9/27/20 but we funded after that with management override."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70657928	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,976.39	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$672.94	4.000%	360	xx	xx	FHA	Fixed	Refinance	93.969%	93.969%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	650	Not Applicable	50.484%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx. for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx annual taxes for the year of XXXX/XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx. as xx from XX months.

xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: MI xx: xx: 91.610%   xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 93.969%   xx: 92.353%   xx: 1.616%   xx %: 1.xx%   xx: xx used for xx: $150,000.00. xx: $140,954.00. CLTV =93.969%.   xx: xx:
xx: xx LTV (OLTV)   xx: 93.969%   xx: 92.353%   xx: 1.616%   xx %: 1.xx%   xx: "xx used for xx: $150,000.00. xx: $140,954.00. CLTV = 93.969%. "   xx: xx:
xx: xx-xx DTI per 1003   xx: 50.484%   xx: 48.194%   xx: 2.290%   xx %: 2.xx%   xx:    xx: xx:
xx: xx-xx per 1003   xx: 24.442%   xx: 22.151%   xx: 2.291%   xx %: 2.xx%   xx:    xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx:    xx %:    xx: "xx and xx DU reflect xx in xx/xx. xx(s) received no cash back at closing and paid off no liabilities. "   xx: xx:
xx: xx: 301 xx: 14 xx: 287 xx %: 2050.00000% xx: xx reflect stated remaining term as 301. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the Appraisal was expired before loan was closed and an appraisal update was not completed prior to the expiration date."
* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test (PA HB 2179 Section 6111). The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the Pennsylvania license validation test (PA HB 2179 Section 6111). The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.

2. This loan failed the TILA finance charge test. The finance charge is $126,848.77. The disclosed finance charge of $125,804.65 is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $126,848.77. The disclosed finance charge of $125,804.65 is not considered accurate because it is understated by more than $100."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The subject loan is a FHA Refinance. The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.614% as the Borrower’s income is $4,427.33 and total expenses are in the amount of $2,235.11 and the loan was underwritten by AUS/DU (Locator#XX XX credit closing package.pdf Page#140) & its recommendation is “Approve/Eligible” and DTI is showing in it as 50.48%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53042931	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,763.40	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,115.95	2.875%	360	xx	xx	Conventional	Fixed	Purchase	88.696%	88.696%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	723	Not Applicable	45.729%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx. for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of combined taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx from XX months.

xx:xx:xx	xx	xx: xx 1 xx 1 xx: xx-S |---| |----| xx: xx: xx:
xx: MI xx: 25.000%   xx: 195.500%   xx: -170.500%   xx %: -170.xx%   xx: MI xx in loan documents reflects xx as 25.00%.   xx: xx:
																																																																																				xx: xx: 351 xx: 3 xx: 348 xx %: xx.00000% xx: xx reflects xx as xx/xx/2050. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the Appraiser on Freddie Mac's exclusionary list."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE Risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.73% as the Borrower’s income is $6,779.00 and total expenses are in the amount of $3,099.96 and the loan was underwritten by AUS/DU (Locator#XX & its recommendation is “Approve/Eligible” and DTI is showing in it as 45.73%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15511349	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$3,850.20	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$950.93	2.875%	360	xx	xx	Conventional	Fixed	Refinance	68.418%	68.418%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	783	Not Applicable	38.452%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx. for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx is senior credit card judgment against the borrower in the favor of xx of xx for the amount of $XX,XXX.XX on xx/xx/XXXX.
xx subject mortgage is at second lien position as there is HOA lien against the subject property in the “xx villas at xx” for the total amount of $XX,XXX.XX recorded on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is retired.

xx:xx:xx	xx	xx: xx: xx. xx: xx |---| |----| xx: xx per note doc last name reflect xx: xx: xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx: xx: xx: xx: 359 xx: 3 xx: 356 xx %: xx.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $13.20 on final CD dated xx/xx/2021.
The final CD reflects the cumulative Fees in B section increased of 22.222% with the amount of $13.20 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required.

2. This loan failed the first lien prohibited fees test. The loan has fees that are prohibited for this license type.

Prohibited Fees First Lien Test: FAIL    Charged: $11,248.50    Allowed: $0.00    Over by: +$11,248.50

Prohibited Fees First Lien Test Inclusion-

Commitment Fee paid by Borrower: $995.00
Points - Loan Discount Fee paid by Borrower: $5,293.50
Points - Loan Discount Fee paid by Lender: $4,161.00
Processing Fee paid by Borrower: $799.00

3. This loan has points and fees that exceed the points and fees threshold. The loan amount is $110,260.00 or more, and the transaction's total points and fees is $7,087.50, which exceeds 3% of the total loan amount of $221,115.30"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the first lien prohibited fees test. The loan has fees that are prohibited for this license type.

Prohibited Fees First Lien Test: FAIL    Charged: $11,248.50    Allowed: $0.00    Over by: +$11,248.50

Prohibited Fees First Lien Test Inclusion-

Commitment Fee paid by Borrower: $995.00
Points - Loan Discount Fee paid by Borrower: $5,293.50
Points - Loan Discount Fee paid by Lender: $4,161.00
Processing Fee paid by Borrower: $799.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $13.20 on final CD dated xx/xx/2021.
The final CD reflects the cumulative Fees in B section increased of 22.222% with the amount of $13.20 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan didn't meet FC seasoning."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23478523	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,353.99	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,059.25	3.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	Yes	797	Not Applicable	39.183%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx. for the amount of $X,XXX,XXX.XX.
xx chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XXXX. xx current P&I are $X,XXX.XX and the interest rate is X.XXX%.

xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XXXX. xx current P&I are $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx collection comments are missing. xx COVID review has not been performed.
xx, the borrower is working at xx as VP from X months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: 356 xx: 0 |---| 356 |----| xx: xx remaining term reflect 356. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issues, "Jumbo file and XX refused the flood insurance policy. They wanted the sq ft coverage increased, but borrower refused since this would put the policy over $50k.""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2020 and the loan closed on xx/xx/2020. No lock extension found."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66041786	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$799.00	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,229.74	2.875%	360	xx	xx	Conventional	Fixed	Purchase	95.644%	95.644%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	28.988%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes information is not mentioned.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx has been working at xx. xx., as a xx for X years.

xx:xx:xx	xx	xx: xx 1 xx 1 xx: xx. xx: xx |---| |----| xx: xx: xx:
xx: MI xx: 30.000%   xx: 140.790%   xx: -110.790%   xx %: -110.xx%   xx: xx per xx data ,MI xx is 140.790%.xx documents reflects 30%.   xx: xx:
xx: xx: 358 xx: 1 xx: 357 xx %: xx.00000% xx: xx per xx data ,xx term of loan is 1 months.xx it reflects 357 months. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed PA License Validation Test.

The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed PA License Validation Test."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Appraisal corrections caused the LTV to increase to 95.644% on a purchase."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92556038	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,269.27	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$657.31	2.250%	360	xx	xx	VA	Fixed	Refinance	85.937%	85.937%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated X/X/, the subject mortgage was originated on xx/xx/XXXX with xx, xx dba xx, a xx.
xx active judgments or liens have been  found.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx records for bankruptcy and foreclosure have been found. xx RFD is unable to be determined. xx property is owner occupied. xx repairs and damages have been found. xx comments have been found stating the borrower’s income was impacted by xx.
xx borrower xx has been working at xx as an xx for X years X months.

xx:xx:xx	xx	Transmittal (1008)	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| -4 (xx) |----| xx: xx doc reflects date xx/xx/2021. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Loan was not seasoned properly. Not Insurable Supporting documents to validate the issue is missing from the loan Documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary is missing from the loan files."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98224997	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,979.95	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$957.91	3.375%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.115%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx of the xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx of the xx.
xx active liens and judgments have been found.
xx annual county taxes of XXXX are paid in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx, the borrower is working as xx from last X.X years.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.
xx:xx:xx	xx	xx: xx of xx: 7 xx: 9 |---| -2 |----| -22.xx% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1363 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 39.127%   xx: 39.115%   xx: 0.012%   xx %: 0.01200%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 39.127% xx: 39.115% xx: 0.012% xx %: 0.01200% xx: xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Per tape, BWR lost job after closing. Technically, meets ATR/QM as was employed at closing. Elevated for client review. BWR is current on loan originated 9/20."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the first lien lender fees test due to the loan is a first lien mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest.

2. This loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "1. This loan failed the first lien lender fees test due to the loan is a first lien mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest.

																																																																																							2. This loan failed the bona fide discount points test. The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84398117	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,060.25	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$770.75	3.250%	360	xx	xx	Conventional	Fixed	Refinance	61.493%	61.493%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	Yes	789	797	23.318%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx combined taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.

xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx UPB is $XXX,XXX.XX. xx current P&I is $XXX.XX and PITI is $X,XXX.XX.
xx:xx present status of the loan and the next due date of regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx repairs and damages have been found. xx RFD is unable to be determined. xx comments have been found stating the borrower’s income was impacted by xx.
xx working details of the borrower xx has not been mentioned.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 2 xx: 3 |---| -1 |----| -33.xx% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1340 (xx)   xx %:    xx:    xx: xx:
xx: xx of xx: xx (GSE definition) xx: xx-xx: xx %: xx: xx 1003 xx reflects xx of xx as 'xx'. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That In Total Cannot Increase More Than 10% Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That In Total Cannot Increase More Than 10% Test.
Recording Fee was disclosed at $64.00 on initial LE and it was disclosed at $70.50 on Final CD the difference is of $6.50 which is greater than 10%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided at (Elder full file PG#661) is expired on xx/xx/2020 and the loan closed on xx/xx/2021. No lock extension found."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19179664	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$3.61	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$686.93	2.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.776%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX. xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found. xx subject mortgage is at lower lien position as are two municipal liens against the subject property in the favor of xx for the total amount of $X,XXX.XX recorded on xx/xx/XXXX and xx/xx/XXXX. xx is senior civil judgment against the borrower in the favor of xx for the amount of $XXX.XX recorded on xx/xx/XXXX. xx is senior credit card judgment against the borrower in the favor of LVNV for the amount of $XXX.XX recorded on xx/xx/XXXX. xx are X state tax liens against the borrower in the favor of xx SOM for the total amount of $X,XXX.XX recorded on xx/xx/XXXX, xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX. xx annual taxes for the year of XXXX are due in the amount of $X.XX on xx/xx/XXXX. xx prior year delinquent taxes have been found.	xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx as xx from XXX months.

xx:xx:xx	xx	xx: xx of xx: 3 xx: 4 |---| -1 |----| -25.00000% xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 33 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx property is xx (xx) with # of stories 4. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2021. Initial LE dated reflect Transfer Taxes at $1,744.00 However, Initial CD dated xx/xx/2021 reflect Transfer Taxes at $3,030.70. This is a fee increase of $1,286.70 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2021. Initial LE dated xx/xx/2021 reflect Credit report Fee at $61.00. However Initial CD dated xx/xx/2021 Credit report Fee at $61.22. Valid COC is missing from the loan files."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2021. Initial LE dated xx/xx/2021 does not reflect Points - Loan Discount Fee, However, Initial CD dated xx/xx/2021 reflect Points - Loan Discount Fee at $434.64 This is fee increase of $434.64 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape data reflects following issue, "Deed Restricted Community"."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54221946	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$10,651.28	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,970.67	2.500%	360	xx	xx	Conventional	Fixed	Purchase	50.000%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.151%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx# xx/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx active judgments or liens have been found against the name of borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $XX,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx the time of loan origination borrower was xx and owner of “xx” for XX months.
xx:xx:xx	xx	Missing Disclosures	xx: xx of xx: 8 xx: 9 |---| -1 |----| -11.xx% xx: xx per xx data ,age of loan is 9.xx it reflects 8. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx is not required.   xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1338 (xx)   xx %:    xx:    xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx per xx data ,xx is xx .xx document reflects as PUD. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated xx/xx/2020. Document tracker is available at (Bakeer Full file pg.# 456) and Doc tracker shows delivery method as Electronic Mail so receipt date is xx/xx/2020 which is 4 days before Consummation date xx/xx/2020."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Finance charge disclosed on Final CD as $212,931.33. Calculated Finance Charge $213,064.33 for an under disclosed amount of $100.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $212,931.33. Calculated Finance Charge $213,064.33 for an under disclosed amount of $100.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Revised CD dated 0xx/xx/2020 reflects Increased Credit Report Fee and Transfer Taxes. This is an increase of $2992.39.00 for charges that cannot increase 0% tolerance test. Valid COC for the addition of Loan Origination Fee is missing from loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 40.15% DTI but seller tape shows loan was incorrectly approved with SE declining income. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14615393	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,784.96	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,548.10	2.250%	360	xx	xx	VA	Fixed	Cash Out	62.308%	62.308%	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.646%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx combined taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx UPB is $XXX,XXX.XX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX.	xx:xx present status of the loan and the next due date of regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx repairs and damages have been found. xx RFD is unable to be determined. xx comments have been found stating the borrower’s income was impacted by xx.
xx borrower xx for X years X months.

xx:xx:xx	xx	Missing Disclosures Missing or error on the Rate Lock	xx: xx of xx: 5 xx: 6 |---| -1 |----| -16.xx% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1341 (xx)   xx %:    xx:    xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx per appraisal doc at pg#69 subject property type reflect PUD. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is $157,059.96 and allowed is $157,096.78 however it is undercharged by $36.82."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Credit Report Fee at $61.00 and City/County Tax/Stamps at $0.00, however Final CD dated xx/xx/2020 shows Credit Report Fee at $61.22 and City/County Tax/Stamps at $24.00. This is a fee increase of $24.22 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Sellers tape reflects the following issue, VA seasoning requirements not met"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit disclosure is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96631143	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,595.01	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$819.38	2.375%	360	xx	xx	VA	Fixed	Cash Out	86.404%	86.404%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	28.827%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx# xx.XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx active judgments or liens have been found against the name of borrower or subject property.

xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx present status of the loan and the next due date of regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx repairs and damages have been found. xx RFD is unable to be determined. xx comments have been found stating the borrower’s income was impacted by xx.
xx borrower xx J xx has been working at xx as a xx for X years.

xx:xx:xx	xx	xx: xx of xx: 4 xx: 3 |---| 1 |----| 33.xx% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -38 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 28.827% xx: 28.682% xx: 0.145% xx %: 0.xx% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and Charges That In Total Cannot Increase More Than 10% Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised CD dated xx/xx/2021. Initial LE dated reflects VA Funding Fee at $6635.34.00. However, Initial CD dated xx/xx/2021 reflects VA Funding Fee at $7069.59. This is a fee increase of $434.25 for 0% tolerance fee test. Valid COC for the increase in VA funding is missing from the loan documents.

The loan failed Charges that in total cannot Increase more than 10% test due to addition of fee in final CD dated 0xx/xx/2021. Initial LE dated xx/xx/2020 does not reflect Deed recording and Release recording Fees. However, Initial CD dated 0xx/xx/2021 reflects at $134.00. Valid COC for the addition of fee is missing from the loan documents. Comparable fee amount for Charges that cannot increase more than 10% in Initial Loan Estimate is $823.00 and on Final Closing Disclosure Fee amount is $1039.56.00 Exceeds 10%"
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2021. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2021. Note date is xx/xx/2021."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
																																																																																								* Loan does not conform to program guidelines (Lvl 2) "Tape data states the issue is "TRID disclosure/closing timing violation""		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63134085	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$24,023.11	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,155.48	4.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	36.591%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx, xx. in amount $XXX,XXX.XX which was recorded on xx/xx/XXXX
xx assignment of mortgage has been found.
xx active judgments or liens have been found.
xx taxes of XXXX have been paid on xx/xx/XXXX in the amount of $XX,XXX.XX
xx delinquent taxes have been found.
xx per payment history as of xx/xx/XXXX, the borrower is performing. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $ $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX	xx:xx per payment history as of xx/xx/XXXX, the borrower is performing. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $ $X,XXX.XX which was applied for the due date of xx/xx/XXXX.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx reflects xx indicator as "xx".   xx: xx:
xx: xx: 360   xx: 30   xx: 330   xx %: 1100.00000%   xx: NA   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 37.278% xx: 37.406% xx: -0.128% xx %: -0.xx% xx: xx per final application xx-xx DTI is 37.278%. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement hand signed by borrower is missing from loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Loan approved at 37.4%. Tape shows DTI miscalculation by excluding IRS debt. Details not in file. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68159095	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,299.98	12/04/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$462.82	5.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.183%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX.
xx of assignment has been completed. xx, the mortgage is with
MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx is a judgment in the amount of $xx which was recorded on xx/xx/XXXX in the favor of xx of the xx by assignment from xx.
xx taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx UPB is $XXX,XXX.XX. xx current P&I is $XXX.XX and PITI is $XXX.XX	xx:xx present status of the loan is in performing and the next due date of regular payment xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx repairs and damages have been found. xx RFD is unable to be determined. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx has been working at xx as a xx for X years X month.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx: xx |---| |----| xx: xx reflects "xx" and the audit value "xx". xx: xx: xx: xx: 360 xx: 30 xx: 330 xx %: 1100.00000% xx: xx reflects "30" and xx data reflects "360" xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 6.742% Allowed: 5.530% Over by: +1.212%"	* Missing or error on the Rate Lock Document (Lvl 1) "Rate lock Agreement document is missing from loan file."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36285467	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,663.36	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$537.19	3.750%	360	xx	xx	FHA	Fixed	Purchase	96.663%	96.663%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	50.618%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx, xx. in amount $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignment of mortgage has been found.
xx are multiple state tax liens active against borrower in the total amount of $XX,XXX.XX. xx, SSN# is not printed on the copy of liens to validate the lien.
xx taxes of XXXX have been due on xx/xx/XXXX in the amount of $XXXX.XX
xx delinquent taxes have been found.
xx history from xx/xx/XXXX to xx/xx/XXXX is missing from the loan file. xx per seller's tape, the loan is current as the next due date is xx/xx/XXXX.	xx:xx comments from xx/xx/XXXX to xx/xx/XXXX are missing from the loan file. xx per seller's tape, the loan is current as the next due date is xx/xx/XXXX. xx:xx:xx	xx	xx: xx #2 xx: xx: xx |---| |----| xx: xx reflect 2nd borrower's xx name is xx. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx certificate is musing.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx has been escrowed.   xx: xx:
xx: xx: 360   xx: 30   xx: 330   xx %: 1100.00000%   xx: xx original xx term months reflect 360.   xx: xx:
xx: xx CLTV xx: 96.663%   xx: 95.000%   xx: 1.663%   xx %: 1.xx%   xx: xx amount # xx & apprised value is $xx hence CLTV is 96.663%.   xx: xx:
xx: xx LTV (OLTV)   xx: 96.663%   xx: 95.000%   xx: 1.663%   xx %: 1.xx%   xx: xx loan amount $ xx: xx:
xx: xx-xx DTI per 1003 xx: 50.618% xx: 54.855% xx: -4.237% xx %: -4.xx% xx: xx primary housing exp after sub loan is $1116.37 & xx-housing payment is $4271.38 hence DTI is 50.618% xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflect the following issue, "Repurchased from caliber as loan was not FHA insurable. Multiple property exception note met and due to undisclosed ownership ratios exceeded 55%"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.525%, the Borrower and Co-Borrower income was $10,644.00 and total expenses are in the amount of $1,116.37 + $4,271.39 and the loan was underwritten by AUS/DU (Locator#dXX) and its recommendation is “Approve/Eligible” with a DTI of 50.62%"
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 50.62%. Per tape, undisclosed debt would push DTI in excess of 55%. Details not provided. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27408006	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,037.29	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$797.06	3.625%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.858%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx, xx. in amount $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignment of mortgage has been found.
xx active judgment or liens have been found.
xx taxes of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX
xx delinquent taxes have been found.
xx history from xx/xx/XXXX to xx/xx/XXXX is missing from the loan file. xx per seller's data, the loan is current as the next due date is xx/xx/XXXX.	xx:xx comments from xx/xx/XXXX to xx/xx/XXXX are missing from the loan file. xx per seller's tape data, the loan is current as the next due date is xx/xx/XXXX. xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx: xx:    xx %:    xx: AS xx CD & 1008 xx indicator reflect "YES".   xx: xx:
xx: xx: 360   xx: 30   xx: 330   xx %: 1100.00000%   xx: NA   xx: xx:
xx: xx CLTV xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx per appraisal doc , appraised value $178,000.00 & loan amount $xx,xx LTV reflect 98.188   xx: xx:
xx: xx LTV (OLTV) xx: 98.188% xx: 96.500% xx: 1.688% xx %: 1.xx% xx: xx per appraisal doc , appraised value $178,000.00 & loan amount $xx,xx CLTV reflect 98.188 xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated xx/xx/2020. Initial LE dated xx/xx/2020 reflect Transfer Taxes at $2,207.00 However, Final CD dated xx/xx/2020 reflect Transfer Taxes at $2,250.85 This is a fee increase of $43.85 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Final CD dated xx/xx/2020. Revised CD#2 dated xx/xx/2020 reflect Appraisal report Fee at $525.00. However Final CD dated xx/xx/2020 Appraisal report Fee at $20.36. Valid COC is missing from the loan files."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Sellers tape reflects the following issue, Repurchase from xx. Loan not FHA Insurance due to calvrs warning discovered during insuring process."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2287175	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,037.12	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$887.23	$1,119.85	5.250%	480	xx	xx	Conventional	Fixed	Refinance	69.930%	69.930%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	31.978%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx, xx.. in amount $xx which was recorded on xx/xx/XXXX.
xx assignment of mortgage has been found.
xx active judgments or liens have been found.
xx taxes of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX
xx prior year’s delinquent taxes have been found.
xx per payment history as of xx/xx/XXXX, the borrower is performing. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX	xx:xx per payment history as of xx/xx/XXXX, the borrower is performing. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $XXX.XX xx:xx:xx	xx	xx: xx #1 xx: xx: xx |---| |----| xx: xx per xx data, xx #1 xx reflect xx. xx, xx document doesnt reflect. xx: xx:
xx: xx: xx-xx: xx:    xx %:    xx: xx per xx data, xx last name reflect xx. xx, xx document reflect xx-xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx per xx data, xx doesn't require MI. xx, audit value reflect not applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx data, xx indicate "xx". xx, xx & xx document indicate no escrow.   xx: xx:
xx: xx: 480   xx: 40   xx: 440   xx %: 1100.00000%   xx: xx per xx data, xx term months reflect 40. xx, xx document reflect 480 months.   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 31.978% xx: 31.029% xx: 0.949% xx %: 0.xx% xx: xx T&I for xx: (xx $170.10+ xx $187.04 + xx $0.00 + MI $0.00 + HOA xx $122.00), xx expenses $2,670.00 , equals $ 6,823.37, xx $21,333.23. xx, DTI reflect 31.978%. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject property is an Investor & is a DSCR loan. Stated for XX non-QM funded & the program with xx was suspended due to COVID.""											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46267264	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,037.12	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$887.23	$1,119.85	5.250%	480	xx	xx	Conventional	Fixed	Refinance	69.930%	69.930%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	53.219%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx, xx. in amount $XXX,XXX.XX which was recorded on xx/xx/XXXX
xx assignment of mortgage has been found.
xx is a credit card judgment against, xx J xx in the amount of $xx which was recorded on xx/xx/XXXX. xx, xx J xx is neither a borrower nor on the title.
xx taxes of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx delinquent taxes have been found.
xx per payment history as of xx/xx/XXXX, the borrower is performing. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $ $XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX	xx:xx per payment history as of xx/xx/XXXX, the borrower is performing. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $ $XXX.XX which was applied for the due date of xx/xx/XXXX.
xx:xx:xx	xx	Final Title Policy Missing or error on the Rate Lock Missing Required State Disclosures	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 480   xx: 40   xx: 440   xx %: 1100.00000%   xx:    xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: -1 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 58.738% xx: 31.031% xx: 27.707% xx %: 27.xx% xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "Investor Property - DSCR loan. State for XX non-QM funded and the program with xx was suspended due to COVID"
* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3)     "Final title policy is missing from loan document. Title Commitment is available."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from loan document."
																																																																																							* Missing Required State Disclosures (Lvl 3) "home loan toolkit is Missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96677266	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,195.54	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$888.34	$1,121.25	5.250%	480	xx	xx	Conventional	Fixed	Refinance	69.419%	69.419%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	27.953%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx, xx. in amount $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignment of mortgage has been found.
xx is a civil judgment entered against xx in the amount of $xx which was recorded on xx/xx/XXXX. xx, xx is not a borrower.
xx taxes of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX
xx prior year’s delinquent taxes have been found.
xx per payment history as of xx/xx/XXXX, the borrower is performing. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX.	xx:xx per payment history as of xx/xx/XXXX, the borrower is performing. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $XXX.XX xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx #1 xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx-xx: xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per final CD escrow is account is not applicable.   xx: xx:
xx: xx: 480   xx: 40   xx: 440   xx %: 1100.00000%   xx: xx per note loan maturity term months is 480.   xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: -1 (xx)   xx %:    xx: xx per appraisal , appraisal date is xx/xx/2019.   xx: xx:
xx: xx-xx DTI per 1003   xx: 32.905%   xx: 31.026%   xx: 1.879%   xx %: 1.xx%   xx: xx per 1003 post-close DTI is 38.594%.   xx: xx:
xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject property type is an Investor & the subject loan is a DSCR loan. Slated for XX non-QM funded and the program with xx was suspended due to COVID."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90891270	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,268.06	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$888.97	$1,122.03	5.250%	480	xx	xx	Conventional	Fixed	Refinance	68.879%	68.879%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	33.926%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx, xx. in amount $XXX,XXX.XX which was recorded on xx/xx/XXXX
xx assignment of mortgage has been found.
xx active judgments or liens have been found.
xx taxes of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx delinquent taxes have been found.
xx per payment history as of xx/xx/XXXX, the borrower is performing. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $ $XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX	xx:xx per payment history as of xx/xx/XXXX, the borrower is performing. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $ $XXX.XX which was applied for the due date of xx/xx/XXXX.
xx:xx:xx	xx	Condo/PUD Rider Missing or error on the Rate Lock	xx: xx #1 xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx-xx: xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx closing disclosure reflects loan is non escrowed.   xx: xx:
xx: xx: 480   xx: 40   xx: 440   xx %: 1100.00000%   xx:    xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: -1 (xx)   xx %:    xx: xx report reflects appraisal date as xx/xx/2019.   xx: xx:
xx: xx-xx DTI per 1003   xx: 32.123%   xx: 31.033%   xx: 1.090%   xx %: 1.xx%   xx: xx expenses as $2,670.00 with xx payments as $6,154.39. xx monthly income verified is $21,333.23 hence calculated xx-close DTI as per 1003 is 41.365%.   xx: xx:
xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* Condo / PUD rider Missing (Lvl 3) "Provided Appraisal report at origination is stating that the subject property is a PUD but there is no such rider is attached with the provided copy of subject mortgage."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the  subject property type is an Investor & the subject loan is a DSCR loan.  Slated for XX non-QM funded and the program with xx was suspended due to COVID."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23208566	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,075.06	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$887.49	$1,120.17	5.250%	480	xx	xx	Conventional	Fixed	Refinance	68.764%	68.764%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	No	No	Unavailable	Not Applicable	38.251%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX.
xx of assignment has been completed. xx, the mortgage is with
MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx is a judgment in the favor of xx which was recorded on xx/xx/XXXX in the amount of $xx.
Xst and Xnd installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx UPB is $XXX,XXX.XX. xx current P&I is $XXX.XX and PITI is $XXX.XX.	xx:xx present status of the loan is in performing and the next due date of regular payment xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx repairs and damages have been found. xx RFD is unable to be determined. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx-xx has been working at xx as a xx for X years X months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 480   xx: 40   xx: 440   xx %: 1100.00000%   xx:    xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: -1 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 43.310% xx: 31.029% xx: 12.281% xx %: 12.xx% xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per the seller tape data reflects the following issue, "Investor Property - DSCR loan. Slated for XX non-QM funded and the program with xx was suspended due to COVID.""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52126117	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,206.70	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$888.79	$1,121.82	5.250%	480	xx	xx	Conventional	Fixed	Refinance	68.865%	68.865%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	No	No	Unavailable	Not Applicable	23.451%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx, xx. in amount $xx.XXwhich was recorded on xx/xx/XXXX
xx assignment of mortgage has been found.
xx active judgments or liens have been found.
xx taxes of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX
xx delinquent taxes have been found.
xx per payment history as of xx/xx/XXXX, the borrower is performing. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $ $XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX	xx:xx per payment history as of xx/xx/XXXX, the borrower is performing. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $ $XXX.XX which was applied for the due date of xx/xx/XXXX.
xx:xx:xx	xx	xx: xx #1 xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx-xx: xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx tape data reflects xx as "xx", but FCD reflects it as "NO."   xx: xx:
xx: xx: 480   xx: 40   xx: 440   xx %: 1100.00000%   xx: xx tape data reflects xx term months as "40", but xx reflects it as "480."   xx: xx:
																																																																																				xx: xx: xx/xx/2019 xx: xx/xx/2019 xx: -1 (xx) xx %: xx: xx tape data reflects xx date as "11/26/19", but xx reflects it as "11/25/19." xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject property type is an Investor & the subject loan is a DSCR loan. Slated for XX non-QM funded and the program with xx was suspended due to COVID."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73842229	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,037.12	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$887.32	$1,119.96	5.250%	480	xx	xx	Conventional	Fixed	Refinance	69.937%	69.937%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	No	No	Unavailable	Not Applicable	16.943%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx, xx. in amount $XXX,XXX.XX which was recorded on xx/xx/XXXX
xx assignment of mortgage has been found.
xx is a credit card judgment against, xx J xx in the amount of $xx which was recorded on xx/xx/XXXX. xx, xx J xx is neither a borrower nor on the title.
xx taxes of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx delinquent taxes have been found.
xx per payment history as of xx/xx/XXXX, the borrower is performing. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $ $XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX	xx:xx per payment history as of xx/xx/XXXX, the borrower is performing. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $ $XXX.XX which was applied for the due date of xx/xx/XXXX
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 480   xx: 40   xx: 440   xx %: 1100.00000%   xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 18.009% xx: 31.030% xx: -13.021% xx %: -13.02100% xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape data shows the issue with the loan is "Investor Property - DSCR loan. Slated for XX non-QM funded and the program with xx was suspended due to COVID.""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90082312	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,037.12	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$887.23	$1,119.84	5.250%	480	xx	xx	Conventional	Fixed	Refinance	69.332%	69.332%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	32.045%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX.
xx of assignment has been completed. xx, the mortgage is with
MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd  installment taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on X/xx in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx UPB is $XXX,XXX.XX. xx current P&I is $XXX.XX and PITI is $XXX.XX.	xx:xx present status of the loan is in performing and the next due date of regular payment xx/xx/XXXX. xx last payment was received on X/xx in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx repairs and damages have been found. xx RFD is unable to be determined. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx borrower xx- xx has been working at xx as an xx for X years X months.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 480   xx: 40   xx: 440   xx %: 1100.00000%   xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 33.288% xx: 31.028% xx: 2.260% xx %: 2.xx% xx: xx: xx:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "Investor Property - DSCR loan. Slated for XX non-QM funded and the program with xx was suspended due to COVID," Supporting document to validate the issue is missing from loan documents."		* Missing or error on the Rate Lock Document (Lvl 1) "Rate Lock agreement is missing from loan documents."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34040855	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,478.21	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,729.09	2.125%	360	xx	xx	VA	Fixed	Cash Out	89.317%	89.317%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	24.820%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx of xx, xx. in amount $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignment of mortgage has been found.
xx active judgments or liens have been found.
xx taxes of XXXX will be due on xx/xx/XXXX in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.
xx per payment history from xx/xx/XXXX to xx/xx/XXXX, the borrower is performing. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $XXXX.XX with P&I of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX	xx:xx per payment history from xx/xx/XXXX to xx/xx/XXXX, the borrower is performing. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX. xx:xx:xx	xx	Missing DU/GUS/AUS	xx: xx: xx III xx: xx |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx reflects loan is xx.   xx: xx:
xx: xx: 360 xx: 30 xx: 330 xx %: 1100.00000% xx: xx reflects xx date as xx/xx/2051. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that LGC in file; however, GNMA seasoning requirement not met."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "A copy of AUS/DU is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28192846	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,204.69	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,278.03	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	63.478%	63.478%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.445%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $ XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.

xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx are no comments found related to the subject property condition.
xx time of origination xx is working in xx coast xx as a VP from XX years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 39 (xx) |----| xx: xx last payment was received on xx/xx/2021. xx: xx: xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* Change of circumstance missing (Lvl 3) "The copies of "Change of Circumstance (COC)" are missing from the loan file for the provided Closing Disclosures dated xx/xx/2020, xx/xx/2020, xx/xx/2020 & xx/xx/2020 respectively."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal."

4. This loan failed the revised closing disclosure delivery date test (no waiting period required)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is $454,575.41. The disclosed finance charge of $454,365.71 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $454,575.41. The disclosed finance charge of $454,365.71 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge is $454,575.41. The disclosed finance charge of $454,365.71 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $454,575.41. The disclosed finance charge of $454,365.71 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $2,489.00 on final CD dated xx/xx/2020. There is a total fee increased of $2,489.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 41.45% but SE income docs missing from file. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28054166	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,260.15	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,203.81	3.875%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx is junior mortgage originated on xx/xx/XXXX for the amount of $XX,XXX.XX with lender xx and xx and recorded on xx/xx/XXXX.
xx active liens and judgments found against the borrower.
xx for year XXXX have been paid in the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in payment history for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing Disclosures	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1354 (xx) |----| xx: NA xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 46.645%   xx:    xx %:    xx: xx 1003 reflects DTI as 46.645%.   xx: xx:
xx: xx-xx per 1003 xx: xx: 28.875% xx: xx %: xx: xx 1003 reflect xx as 28.875%. xx: xx:	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "1)This loan has failed MD Credit Regulations Mortgage Loan DTI Provided Test.

Employment and Income is not documented, hence unable to calculate and submit Income. Therefore, unable to calculate DTI.

2)This loan has also failed MD Credit Regulations Covered Loan Points and Fees Threshold Test.

Charged : $9,906.63   Allowed : $9,806.48   Over By : +$100.15.

There is no express provision for assignee liability."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Release Tracking Fee at $0.00 and Transfer Taxes at $104.00, however Final CD dated xx/xx/2019 shows Release Tracking Fee at $50.00 and Transfer Taxes at $115.50. This is a fee increase of $61.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing Required Disclosures (Lvl 3) "Your Home Loan Toolkit is missing from the Loan Documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine borrowers ATR as Income/Employment not documented. Unable to rely on docs in file and unable to calc ATR."		Significant	Pass	Pass	Pass	Fail	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
991284	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,043.84	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$989.90	4.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	36.294%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with xx | xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.

xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXh an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx are no comments found related to the subject property condition.
xx time of origination xx is working in xx unable to determine the position from xx/xx/XXXX.

xx:xx:xx	xx	Hazard Insurance Missing Disclosures	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1353 (xx) |----| xx: xx last payment was received on xx/xx/2021. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.776%) is exceeded APOR (4.740%) by 0.036%. The APR threshold is 4.740% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 4.776%    Allowed: 4.740%    Over by: +0.036%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2021 shows Credit Report Feeat $150.00, however Final CD dated xx/xx/2021 shows Credit Report Fee at $153.50. This is a fee increase of $3.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 4.813%      Allowed: 4.740%     Over by: +0.073%"
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflects following issue " Ratios/Lack Of Credit - High LTV ""
* Missing Required Disclosures (Lvl 3) "Your Home Loan Toolkit is missing form the Loan Documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard Insurance Policy is missing from the Loan Documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52208120	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$130.91	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,626.01	3.250%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	28.795%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx active liens and judgments found against the borrower.
xx county taxes for the year XXXX have been paid in the amount of $XXXX.XX. xx prior tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of loan is performing. xx to the payment history as of dated xx/xx/XXXX the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1343 (xx) |----| xx: xx: xx: xx: xx at xx (xx) xx: xx: xx: xx %: xx: subject property is a xx but tape shows it as xx. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE risk indicator is "Moderate" since this loan failed the TILA finance charge test. The finance charge is $343,887.39. The disclosed finance charge of $343,672.83 is not considered accurate because it is understated by more than $100."
																																																																																							* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TILA finance charge test. The finance charge is $343,887.39. The disclosed finance charge of $343,672.83 is not considered accurate because it is understated by more than $100."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 25%. Seller defect shows missing SE income docs. Unable to rely on docs in file and unable to calc ATR."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56801418	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$744.19	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$738.76	3.250%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	18.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.463%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx. dba xx xx, with xx#xx.

xx chain of assignment has been completed. xx, the assignment is with the MERS as nominee for xx. dba xx xx.
xx is a junior mortgage against the subject property in the favor of xx and xx of xx, xx, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
xx active judgments or liens have been found against the borrower.
Xst and Xnd installments xx taxes of XXXX have been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx are missing. xx COVID review has not been performed. xx:xx:xx	xx	Missing Initial Closing Disclosure Missing Initial LE Notice of Servicing Transfer	xx: xx: xx: xx |---| |----| xx: xx per tape data xx is NO. but, xx value is YES. xx: xx:
xx: MI xx: 18.000%   xx: 79.000%   xx: -61.000%   xx %: -61.00000%   xx: xx per tape data MI xx 79.00%. but, xx value is 18.00%.   xx: xx:
xx: MI xx: xx: 0.00000%   xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 97.000%   xx: 100.880%   xx: -3.880%   xx %: -3.xx%   xx: xx per xx data CLTV xx percent is 100.880%. but, xx value is 97.000%.   xx: xx:
xx: xx-xx DTI per 1003 xx: 37.463% xx: 42.301% xx: -4.838% xx %: -4.xx% xx: A per tape data xx- xx DTI per 1003 is 42.301%. but, xx value is 42.306%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Compliance Ease TRID Tolerance Test is Incomplete due to Initial Loan Estimate and Initial Closing Disclosure is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue "CO-Conf 30 Yr Fixed metroDPA 30 Year with 4% DPA-A change was made after closing to the LP. It is now a caution and the bond program will not allow a manual. MI is active " to validate the issue valid document is missing from loan document."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from Loan Document."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from Loan Document."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing Transfer is missing from the loan files."		* Intent to Proceed Missing (Lvl 1) "The Borrower's Intent to proceed is missing in loan file."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89033990	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,108.00	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$644.69	2.625%	360	xx	xx	Conventional	Fixed	Refinance	55.348%	55.348%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and due in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx as xx from XX months.

xx:xx:xx	xx	xx: xx of xx: 9 xx: 10 |---| -1 |----| -10.00000% xx: NA xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 23 (xx)   xx %:    xx: xx reflect that xx note xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 16.878%   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx/xx/2020. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2020 which is after the Consummation date xx/xx/2020"
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $73,339.04 Calculated Finance Charge $73,497.97 for an under disclosed amount of $158.93  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Revised Closing Disclosure dated xx/xx/2020. Initial CD dated xx/xx/2020 reflect Lender Credit at $147.90 however, Revised CD dated xx/xx/2020 reflect Lender Credit at $147.39. This is decrease of $0.51 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan files."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Borrower was not employed at the time of closing". Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41877756	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,324.34	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,572.46	2.625%	360	xx	xx	Conventional	Fixed	Refinance	73.868%	73.868%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower’s employment details are unable to be determined.

xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx of xx: 8 xx: 10 |---| -2 |----| -20.00000% xx: xx per xx data ,age of loan is 10.xx it reflects 8. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx discrepancies,xx doesn't require xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx dated on xx/xx/2020 reflects xx account.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 47 (xx)   xx %:    xx: xx per xx data ,xx is xx/xx/2020 .xx, xx documents reflects as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 55.000%   xx:    xx %:    xx: xx per xx data ,xx DTI is 55.00%.xx, xx documents reflects as 39.183%.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx per xx data ,xx of xx is xx out - other. xx, xx documents reflects as xx in xx/xx. xx: xx:	3: Curable	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Form is missing from loan document."	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 39.183.%. Seller defect shows DTI at closing was wrong and the accurate DTI makes it ineligible for FNMA. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46994698	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,860.67	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$682.19	3.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	No	No	765	Not Applicable	36.634%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx DBA/xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx as xx from XX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 1 xx: 2 |---| -1 |----| -50.00000% xx: NA xx: xx:
xx: xx-xx DTI per 1003   xx: 36.634%   xx: 35.394%   xx: 1.240%   xx %: 1.xx%   xx: NA   xx: xx:
xx: xx: 2 xx: xx: xx %: xx: xx per the xx report located as XX reflecting subject property type is 2 xx. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2021. Initial LE dated xx/xx/2021 does not reflect Points - Loan Discount Fee, However, Initial CD dated xx/xx/2021 reflect Points - Loan Discount Fee at $783.75 This is fee increase of $783.75 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "As per the seller tape data reflects following issues, "LTV exceeds loan program limits for 2 unit property.""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30090952	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,459.04	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$702.17	2.750%	360	xx	xx	Conventional	Fixed	Refinance	91.979%	91.979%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	25.552%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx DBA/xx for the amount of $XXX,XXX.XX which was recoded on xx/xx/XXXX.
xx assignments have been found.
xx active liens and judgments have been found.
xx annual taxes for the year of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $X,XXX.XX. xx P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.	xx:xx loan present status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $X,XXX.XX. xx P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.
xx, the borrower is working at the xx as an xx from XX years.
xx foreclosure activity has been found.
xx bankruptcy details have been found.
xx property occupancy is unable to be determined. xx damage and repairs have been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 2 xx: 3 |---| -1 |----| -33.xx% xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -3 (xx)   xx %:    xx: xx per note doc , note date reflect 2/xx/21   xx: xx:
xx: xx: 2 xx: xx: xx %: xx: xx per appraisal doc at pg#14 , xx property type 2Unit. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Revised Loan Estimate Delivery Date Test failed due to Revised loan Estimate and Initial Closing disclosure received on same date.
The revised loan estimate delivery date is on or after the initial closing disclosure delivery date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Revised Loan Estimate Delivery Date Test failed due to Revised loan Estimate and Initial Closing disclosure received on same date.
The revised loan estimate delivery date is on or after the initial closing disclosure delivery date."
* Loan does not conform to program guidelines (Lvl 3)     "Sellers tape reflects the following issue, LTV exceeds loan program limits for 2 unit property"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36307353	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$727.69	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,217.84	2.250%	360	xx	xx	VA	Fixed	Cash Out	90.000%	90.000%	Full Documentation	Yes	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	52.017%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx is one xx against the name of borrower in the amount of $XXX.XX in favor of xx SC xx of xx which was recorded on xx/xx/XXXX.

xx is one judgment against the name of borrower in the amount of $XXX.XX in favor of xx of xx which was recorded on xx/xx/XXXX.

xx annual xx for XXXX have been paid in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $X,XXX.XX for the due date of X/X/xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $X,XXX.XX for the due date of X/X/xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx is xx.
																																																																																	xx:xx:xx	xx		xx: xx-xx DTI per 1003 xx: 52.017% xx: 52.000% |---| 0.017% |----| 0.01700% xx: xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject loan did not meet VA Seasoning requirements."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The subject loan is a VA Cash Out. The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.02% as the Borrower’s income is $6,436.50 and total expenses are in the amount of $3,348.05 and the loan was underwritten by AUS/DU (Locator#XX) & its recommendation is “Approve/Eligible” and DTI is showing in it as 52.02%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84685530	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,085.10	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,643.66	2.250%	360	xx	xx	VA	Fixed	Cash Out	88.660%	88.660%	Full Documentation	Yes	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.592%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated in xx/xx/XXXX and recorded on xx/xx/XXXX.
xx of assignment has been completed. xx, the mortgage is with xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst, Xnd, Xrd and Xth installment taxes of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx borrower X xx R xx has been working at xx of xx as for X years and the borrower X xx A xx has been working at URI as an xx/ xx for X year X months.
xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx of xx: 2 xx: 4 |---| -2 |----| -50.00000% xx: xx per xx data ,age of loan is 4.xx it reflects 2. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx discrepancies,xx doesn't require xx.   xx: xx:
xx: xx CLTV xx: 88.660%   xx: 88.600%   xx: 0.060%   xx %: 0.06000%   xx: xx used for xx: $485,000.00. xx of xx(s): $0. xx: $430,000.00. CLTV = 88.660%.   xx: xx:
xx: xx LTV (OLTV)   xx: 88.660%   xx: 88.600%   xx: 0.060%   xx %: 0.06000%   xx: xx used for xx: $485,000.00. xx: $430,000.00. LTV = 88.660%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 47.592%   xx: 41.100%   xx: 6.492%   xx %: 6.xx%   xx: xx per xx data ,xx DTI is 41.100%.xx documents reflects as 47.666%.   xx: xx:
xx: xx-xx per 1003 xx: 13.709% xx: 13.710% xx: -0.001% xx %: -0.00100% xx: xx per xx data ,xx is 13.710%.xx documents reflects as 13.709%. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "VA Cashout . Closed loan 176 Days from 1st payment date (required 210 per VA guides). 6 payments were made. Was VA exempt. No Funding fee. Not VA insured."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from the loan files."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.59%, the Borrower income was $17,948.00 and total expenses are in the amount of $ 2,460.50+ $6,081.33 and the loan was underwritten by AUS/DU (XX) and its recommendation is “Approve/Eligible” with a DTI of 47.59%"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40954746	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$421.27	8.640%	180	xx	xx	Conventional	Fixed	Cash Out	96.378%	96.378%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2019	$26,928.61	Not Applicable	7.750%	$182.20	06/01/2019	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with xx. of xx.
xx chain of assignment has been completed. xx current assignment is with “xx, N.A., xx for LSFX xx”, which was recorded on xx/xx/XXXX.
xx are multiple state tax liens in the total amount of $X,XXX.XX which was recorded on different dates and filed by xx of xx, xx of xx.
xx delinquent taxes have been found for the prior years.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX	xx:xx current status of the loan is in collection.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month with the loan and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX %, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX
xx per collection comments review, borrower’s intention is to keep the property. xx damages have been noted.
xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx L xx and xx of xx L xx” and lender “xx, xx.”. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, which will get changed in X steps till the maturity date of xx/xx/XXXX. xx stated in the modification agreement is $XX,XXX.XX.
xx evidence of foreclosure has been found.
xx evidence of bankruptcy has been found.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower “xx L xx and xx of xx L xx” and lender “xx, xx.”. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX % beginning from xx/xx/XXXX, which will get changed in X steps till the maturity date of xx/xx/XXXX. xx stated in the modification agreement is $XX,XXX.XX.	Affiliated Business Disclosure Credit Application Origination Appraisal	xx: xx: xx: xx/xx/1900 |---| |----| xx: N/A. xx: xx:
xx: xx: xx per xx: $0.00   xx: $20.00   xx: $-20.00   xx %: -100.00000%   xx: N/A.N/A.   xx: xx:
xx: xx of xx (POC) xx: xx: xx/xx/1900   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx, < 60 xx: xx, 60-119 xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: $15.00   xx:    xx %:    xx:    xx: xx:
xx: xx per xx: $0.00   xx: $729.08   xx: $-729.08   xx %: -100.00000%   xx: N/A.   xx: xx:
xx: xx: xx/xx/2006   xx: xx/xx/2006   xx: -8 (xx)   xx %:    xx: N/A.   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1415 (xx)   xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 96.378%   xx: 96.380%   xx: -0.002%   xx %: -0.00200%   xx: N/A.   xx: xx:
xx: xx: xx: 2.11210102321023E+23   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: xx/xx/1900   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2021 xx: xx (xx) xx %: xx: N/A. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data: $30,808.26 Comparison Data: $34,996.38 Variance: -$4,188.12
The finance charge is $34,996.38. The disclosed finance charge of $30,808.26 is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $30,808.26 Comparison Data: $34,996.38 Variance: -$4,188.12
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $34,996.38. The disclosed finance charge of $30,808.26 is not considered accurate for purposes of rescission because it is understated by more than $35.

This loan failed the TILA APR test.
TILA APR Test: FAIL Loan Data: 8.203% Comparison Data: 8.975% Variance: -0.772%
The annual percentage rate (APR) is 8.975%. The disclosed APR of 8.203% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data: $30,808.26 Comparison Data: $34,996.38 Variance: -$4,188.12
The finance charge is $34,996.38. The disclosed finance charge of $30,808.26 is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $30,808.26 Comparison Data: $34,996.38 Variance: -$4,188.12
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $34,996.38. The disclosed finance charge of $30,808.26 is not considered accurate for purposes of rescission because it is understated by more than $35.

This loan failed the TILA APR test.
TILA APR Test: FAIL Loan Data: 8.203% Comparison Data: 8.975% Variance: -0.772%
The annual percentage rate (APR) is 8.975%. The disclosed APR of 8.203% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82572250	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$807.14	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,065.90	8.790%	360	xx	xx	Conventional	ARM	Cash Out	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	29.109%	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2019	$135,928.63	Not Applicable	6.125%	$712.66	02/01/2019	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx. for the amount of $xx.
xx chain of assignment has been completed. xx, the assignment is with the U.S. xx, N.A., as trustee for xx which was recorded on xx/xx/XXXX.
xx is state tax lien against the borrower, xx M. xx in the favor of xx of xx for the amount of $XXXX.XX which is recorded on xx/xx/XXXX.
xx annual taxes of XXXX have been paid in the amount of $XXX.XX.
xx, any prior year delinquent taxes have been found.

xx to latest payment history as of xx/xx/XXXX, the loan is performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx unpaid principal balance is reflected in the amount of $XX. xx interest rate is X.XXX% and P&I is $XXX.XX.
xx:xx to latest payment history as of xx/xx/XXXX, the loan is current and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx unpaid principal balance is reflected in the amount of $XXerest rate is X.XXX% and P&I is $XXX.XX.

xx per comment dated xx/xx/XXXX, reason for default is illness of family member.

xx was not filed.
xx comment dated xx/xx/XXXX states that borrower made a reinstatement payment of $XXXX.XX.
xx other information has been found regarding the foreclosure in the available collection comments.

xx subject property has been occupied by the owner. xx damages or repairs have been found.

xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower and lender. xx borrower promises to make a monthly payment of $XXX.XX with the interest rate of X.XXX% beginning from xx/xx/XXXX, which will get periodically changed in X steps till the maturity date of xx/xx/XXXX. xx stated in the modification is $XXX,XXX.XX. xx UPB, lender agrees to forgive an amount equal to $XXXX.XX and xx bearing amount is $xx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx: xx: xx: xx, 60-119 xx |---| |----| xx: xx: xx:
xx: xx: xx: $15.00   xx:    xx %:    xx:    xx: xx:
xx: xx per xx: $0.00   xx: $9.76   xx: $-9.76   xx %: -100.00000%   xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 110 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: 2.10321233343333E+23   xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2059 xx: xx/xx/2036 xx: 8341 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test is fail.
This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63916689	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,452.45	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$543.17	2.990%	360	xx	xx	Conventional	Fixed	Purchase	93.818%	93.818%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	45.353%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx are X civil judgments against the borrower in the multiple favors for the total amount of $XX,XXX.XX recorded on different dates.
xx are X hospital liens against the borrower in the favor of xx for the amount of $X,XXX.XX recorded on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx per the initial application, the borrower is working at xx total creations unlimited as hair stylist/hair from XXX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 28 (xx) |----| xx: xx: xx:
xx: xx CLTV xx: 93.818%   xx: 94.000%   xx: -0.182%   xx %: -0.xx%   xx: xx used for xx:$137,500.00. xx of xx:$000. xx:$129,000.00. CLTV = 93.818%.   xx: xx:
xx: xx LTV (OLTV)   xx: 93.818%   xx: 94.000%   xx: -0.182%   xx %: -0.xx%   xx: xx used for xx:$137,500.00. xx:$129,000.00. LTV = 93.818%.   xx: xx:
xx: xx: 000   xx: 11   xx:    xx %:    xx:    xx: xx:
xx: xx: 000   xx: 11   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 45.353% xx: 0.454% xx: 44.899% xx %: 44.xx% xx: xx T&I for xx: (xx $204.37 + xx $26.27 + xx $00 + MI $49.45 + HOA xx $145.00 ) equals $968.66 and xx payments are $79.00. xx income xx as $2,310.00. xx, xx-xx DTI per 1003 is 45.353%. xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Per tape, condo complex is 73% owned by one investor. Elevating for client review due to potential impact of investor concentration."	* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE Risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.35% as the Borrower’s income is $2,310.00 and total expenses are in the amount of $1,047.66 and the loan was underwritten by AUS/DU (Locator#XX) & its recommendation is “Approve/Eligible” and DTI is showing in it as 45.35%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33032387	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$5,105.42	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,395.86	3.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	16.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.923%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX. xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found. xx active liens and judgments have been found against the borrower and subject property. xx and second installments of town taxes for the year of XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX. xx prior year delinquent taxes have been found.	xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed. xx, the borrower is working at xx as RN from X months.
xx:xx:xx	xx	Initial 1003_Application Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1296 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: $xx: $xx: $xx %: 22.xx%   xx: xx doc reflects the xx as $419,000.00   xx: xx:
xx: xx: 000   xx: 11   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 000   xx: 11   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.923%   xx: 0.494%   xx: 44.429%   xx %: 44.xx%   xx: xx T&I for the debt ratio:( xx $454.52+xx insurance $146.75+flood insurance $0.00+ MI $108.62+ HOA xx $0.00) equals   xx: xx:
xx: xx (HUD-1 xx 101) xx: $xx: $xx: $xx %: 5.xx% xx: xx CD reflects the xx as $343,000. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2021. Revised LE#1 dated xx/xx/2021 does not reflect Tax Service fee, However Initial CD dated xx/xx/2021 Tax Service fee at $83.00. Valid COC is Available on pg#459 but not mentioned clearly."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2021. Revised LE#1 dated xx/xx/2021 does not reflect Bond Processing fee and Hazard Tracking fee, However Initial CD dated xx/xx/2021 Bond Processing fee and Hazard Tracking fee at $300.00+59.00 . Valid COC is Available on pg#459 but not mentioned clearly."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2021. Revised LE#1 dated xx/xx/2021 reflect Appraisal report fee at $475.00 However Initial CD dated xx/xx/2021 Appraisal report fee at $600.00. Valid COC is Available on pg#459 but not mentioned clearly."
* Missing Initial 1003_Application (Lvl 3)     "Missing Initial Application dated xx/xx/2021 signed by the Originator and Borrower."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan has a qualified mortgage DTI of 44.923%, the Borrower income was $5,987.50 and total expenses are in the amount of $2,689.75 and the loan was underwritten by AUS/DU(xx_4380404944_ClosedLoanFile.pdf Page#6) and its recommendation is “Approve/Eligible” with a DTI of 44.923%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 44.92% but tape shows incorrect employment docs used. Details not provided. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70171111	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,416.73	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$632.97	5.125%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx#xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx active judgments or liens have been found against the name of borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx the time of loan origination borrower was working as “xx” at “xx” for X months.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1311 (xx)   xx %:    xx:    xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $1391.39   xx %: 1.xx%   xx: xx per note doc loan amount reflect $116,250.00   xx: xx:
xx: xx P&I   xx: $632.97   xx: $xx: $-xx %: -99.xx%   xx: xx per note doc xx p&I reflect $632.97   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 41.247%   xx:    xx %:    xx: xx T&I for the debt ratio:( xx $541.78+xx insurance $98.31 +flood insurance $0.00+ MI $0.00+ HOA xx $0.00) equals   xx: xx:
xx: xx-xx per 1003 xx: xx: 30.970% xx: xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject NOO income calc incorrect. DTI may be in excess of 60%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30103400	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,232.22	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,138.99	2.750%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	36.486%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignment has been found. xx current assignment is with the MERS as nominee for xx.
xx combined taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx:xx to the review of the servicing comments, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Credit Application Missing or error on the Rate Lock Notice of Servicing Transfer	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1324 (xx)   xx %:    xx: xx last payment received on xx/xx/2021.   xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $6071.51   xx %: 2.xx%   xx: xx reflect loan amount $xx. xx, xx & xx CD reflect loan amount is $xx.   xx: xx:
xx: xx P&I xx: $1138.99 xx: $xx: $-xx %: -99.xx% xx: xx document reflects xx P&I reflect as $1,138.99. xx: xx:	3: Curable	* Application Missing (Lvl 3) "Corrected Final 1003 is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID Tolerance test is incomplete due to Initial Loan Estimate is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue, "Repurchased loan due to loan being Uninsurable - Missing corrected signed 1003 Loan Application and 26-1802a Addendum to the Loan Application.  The loan amount was changed with the Change of Circumstance and CD provided to the borrower.  All documents were signed correctly at closing except the final loan application and addendum which was not re-printed with the correct loan amount.""
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of Service Transfer disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31826632	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,480.55	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,871.68	3.125%	240	xx	xx	Conventional	Fixed	Cash Out	58.514%	58.514%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	50.040%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX. xx assignment has been found. xx current assignment is with the MERS as nominee for xx. xx#xx. xx first and second installment taxes of XXXX are due on xx/xx/XXXX and xx/xx/XXXX each in the amount of $X,XXX.XX. xx#xx. xx first and second installment taxes of XXXX are due on xx/xx/XXXX and xx/xx/XXXX each in the amount of $XX.XX. xx prior years delinquent taxes have been found.	xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX. xx modification, forbearance details are available in recent collections comments. xx foreclosure activity has been found. xx pertaining bankruptcy-related details have been found. xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found. xx per the final application, the borrower is working in xx as a xx and xx from XX months.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: MI is not required. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1322 (xx)   xx %:    xx: xx last payment was received on 6/11/xx.   xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $6177.47   xx %: 1.xx%   xx: xx tape reflects xx as $505,822.53 xx reflects it as $xx: xx:
xx: xx P&I   xx: $2871.68   xx: $xx: $-xx %: -99.xx%   xx: xx tape reflects xx P&I as $xx reflects it as $2871.68   xx: xx:
xx: xx-xx DTI per 1003   xx: 35.884%   xx: 52.596%   xx: -16.712%   xx %: -16.xx%   xx: xx tape reflects DTI xx as 52.596% xx reflects it as 225.862%   xx: xx:
																																																																																				xx: xx: 2 xx: xx: xx %: xx: xx tape reflects xx as xx reflects it as 2 xx. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject NOO approved at 50% but per tape may be in excess of 53% due to RE tax discrepancy."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71886692	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,639.17	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$369.98	2.625%	180	xx	xx	Conventional	Fixed	Cash Out	31.429%	31.429%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	22.283%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx D/B/A xx in the amount of $XX,XXX.XX.XX which was recorded on xx/xx/XXXX under xx/xx# xx/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx active judgments or liens have been found against the name of borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.

xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX with the interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX with the interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX

xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidence has been found regarding employment of borrower.

xx:xx:xx	xx	Note	xx: xx #1 xx: A. xx: A |---| |----| xx: xx per xx data, xx #1 xx reflect A. xx, xx document reflect A.. xx: xx:
xx: xx #2 xx: D.   xx: D   xx:    xx %:    xx: xx per xx data, xx #2 xx reflect D. xx, xx document reflect D..   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx per xx data, xx G/L does require MI. xx, xx reflect not applicable.   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1299 (xx)   xx %:    xx:    xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $-xx %: -15.xx%   xx: xx per xx data, xx reflect $65,000.00. xx, xx document reflect $55,000.00.   xx: xx:
xx: xx CLTV xx: 31.429%   xx: 37.143%   xx: -5.714%   xx %: -5.xx%   xx: xx used for xx: $175,000.00. xx of xx: $000.0000. xx: $55,000.00. CLTV = 31.429%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -12 (xx)   xx %:    xx: xx per xx data, xx document date reflect xx/xx/2021. xx, xx document reflect xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 31.429%   xx: 37.143%   xx: -5.714%   xx %: -5.xx%   xx: xx used for xx: $175,000.00. xx: $55,000.00. LTV (CLTV) = 31.429%.   xx: xx:
xx: xx P&I xx: $369.98 xx: $xx: $-xx %: -99.xx% xx: xx per xx data, xx P&I reflect 65,000.00. xx, xx document reflect $369.98. xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The Note date is xx/xx/2021. However the Final Closing Disclosure date & Mortgage sign date are xx/xx/2021. Note with the closing date is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $15,819.35. The disclosed finance charge of $15,687.60 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test. The finance charge is $15,819.35. The disclosed finance charge of $15,687.60 is not considered accurate because it is understated by more than $100."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflects following issue, "Invalid Loan Amount on Note / Recorded Security Instrument - Loan amount on Final CD & Approval was $65,000 & both the Note/RM reflect a loan amount $55,000. We are unable to cure this error as we would exceed the allowable contribution limit.""
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2021. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2021. Note date is xx/xx/2021."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12430306	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,800.67	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$998.40	3.375%	360	xx	xx	FHA	Fixed	Purchase	98.189%	101.689%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.847%	First	Final policy	Not Applicable	$8,050.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx and xx. xx is one junior xx which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX in favor of xx and xx. xx active judgments or liens have been found against the name of borrower or subject property. xx annual xx for XXXX have been paid in the amount of $X,XXX.XX. xx prior year delinquent taxes have been found.	xx loan was originated on xx/xx/XXXX and first payment was due on xx/xx/XXXX. xx per latest pay history as of xx/xx/XXXX no payment has been received till xx/xx/XXXX. xx current rate of interest is X.XXX% and P&I is $XXX.XX. xx current UPB reflected is in the amount of $XX. xx next due date is xx/xx/XXXX.	xx:xx loan was originated on xx/xx/XXXX and first payment was due on xx/xx/XXXX. xx per latest pay history as of xx/xx/XXXX no payment has been received till xx/xx/XXXX. xx current rate of interest is X.XXX% and P&I is $XXX.XX. xx current UPB reflected is in the amount of $XX. xx next due date is xx/xx/XXXX. xx the time of loan origination borrower was working as “xx” at “xx” for XX months.
xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: MI is required on loan. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1281 (xx)   xx %:    xx: UN   xx: xx:
xx: xx CLTV xx: 101.689%   xx: 100.000%   xx: 1.689%   xx %: 1.xx%   xx: xx used for xx: $230,000. xx of xx(s): $8,050.00. xx: $225,834.00. CLTV = 101.688%.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: xx used for xx: $230,000. xx: $225,834.00. LTV = 98.188%.   xx: xx:
xx: xx P&I xx: $998.40 xx: $xx: $-xx %: -99.xx% xx: xx document reflects P&I amount as $998.40. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "ComplianceEase TRID Tolerance Test failed due to Charges that cannot increase below are the fees that are increased.

Initial LE dated xx/xx/2021 reflects Flood Certification - Single Charge or Life of Loan fee as $10.00 however Final CD dated xx/xx/2021 reflects Flood Certification - Single Charge or Life of Loan fee as $10.25 this is increase of +0.25.

Initial LE dated xx/xx/2021 does not reflects Tax Service Fee however Final CD dated xx/xx/2021 reflects Tax Service Fee $25.00 this is addition of $25.00.

Initial LE dated xx/xx/2021 does not reflects Title Gap Coverage Fee however Final CD dated xx/xx/2021 reflects Title Gap Coverage Fee $125.00 this is addition of $125.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "ComplianceEase TRID Tolerance Test failed due to Charges that cannot increase below are the fees that are increased.

Initial LE dated xx/xx/2021 reflects Flood Certification - Single Charge or Life of Loan fee as $10.00 however Final CD dated xx/xx/2021 reflects Flood Certification - Single Charge or Life of Loan fee as $10.25 this is increase of +0.25.

Initial LE dated xx/xx/2021 does not reflects Tax Service Fee however Final CD dated xx/xx/2021 reflects Tax Service Fee $25.00 this is addition of $25.00.

Initial LE dated xx/xx/2021 does not reflects Title Gap Coverage Fee however Final CD dated xx/xx/2021 reflects Title Gap Coverage Fee $125.00 this is addition of $125.00.

Initial LE dated xx/xx/2021 does not reflects Transfer Taxes Fee however Final CD dated xx/xx/2021 reflects Transfer Taxes Fee $690.00 this is addition of $690.00.
Valid COC for the addition of charges is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, subject household income may exceed FHA limits for 2 person household. Informational purposes only."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance Certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83779623	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,800.67	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$79.13	3.375%	120	xx	xx	Conventional	Fixed	Purchase	101.689%	105.189%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.852%	Second	Final policy	XX	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of xx and xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX under instru#xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx and xx.

xx is an active senior xx against the subject property in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under instru#xx in favor of xx. xx final CD is missing from the loan file. xx final title policy is also missing from the loan file. xx can be cured if satisfaction of senior mortgage is made and recorded.

xx active judgments or liens have been found against the name of borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.

xx loan was originated on xx/xx/XXXX and the first payment was due on xx/xx/XXXX. xx per latest payment history as of xx/xx/XXXX no payment has been received till xx/xx/XXXX. xx current rate of interest is X.XXX% and P&I is $XX.XX. xx current UPB is $X,XXX.XX and next due date is xx/xx/XXXX.	xx:xx loan was originated on xx/xx/XXXX and the first payment was due on xx/xx/XXXX. xx per latest payment history as of xx/xx/XXXX no payment has been received till xx/xx/XXXX. xx current rate of interest is X.XXX% and P&I is $XX.XX. xx current UPB is $X,XXX.XX and next due date is xx/xx/XXXX.

xx the time of loan origination borrower was working as “xx” at “xx” for XX months.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1281 (xx) |----| xx: xx: xx:
xx: xx CLTV xx: 105.189%   xx: 97.458%   xx: 7.731%   xx %: 7.xx%   xx: LTV is as per the documents 98.189%.   xx: xx:
xx: xx LTV (OLTV)   xx: 101.689%   xx: 3.411%   xx: 98.278%   xx %: 98.xx%   xx: LTV is as per the documents 98.189%.   xx: xx:
xx: xx P&I   xx: $79.13   xx: $8050.00   xx: $-7970.87   xx %: -99.01701%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 41.847%   xx: 19.276%   xx: 22.571%   xx %: 22.xx%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 26.181% xx: 10.234% xx: 15.947% xx %: 15.xx% xx: xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Initial Closing Disclosure is missing in the loan file hence TRID Tolerance test is incomplete."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, subject household income may exceed FHA limits for 2 person household. Informational purposes only."
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* Cash out purchase (Lvl 1) "Final CD (Locator:XX) dated xx/xx/2021 reflects cash to borrower as $7,998.54."
																																																																																									* LTV or CLTV exceeds 104% (Lvl 1) "Collateral Value used for Underwriting: $XX. Amount of Superior Lien(s): $xx(FHA). Loan Amount: $XX hence CLTV > 100%."	Minimal	Pass	Pass	Pass	Pass	Not Covered	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54011278	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,749.37	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$840.50	3.625%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.635%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx is a junior mortgage in the amount of $XXXX which was recorded on xx/xx/XXXX in the favor of xx of xx, a prxxipal department of state of xx.
xx is a real estate tax lien in the favor of xx.,xx & xx. xx which was recorded on xx/xx/XXXX. xx property address is not matching with subject property address.
Xst installment taxes of XXXX have been paid in the amount of $XXXX.XX.
Xnd installment taxes of XXXX have been due in the amount of $XXXX.XX.
xx taxes for year of XXXX have been due in the amount of $XXX.XX.
xx prior year delinquent have been found
xx per the review of the payment history, the now current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx per the review of the payment history, the loan is now current and next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx foreclosure and bankruptcy have been found. xx RFD is unable to be determined.
xx comments have been found stating the borrower’s income was impacted by xx. xx borrower xx has been working at xx as a xx for X month.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx CLTV xx: 97.000% xx: 99.910% |---| -2.910% |----| -2.xx% xx: xx amount is $xx and xx value of the subject property is $xx. xx,xx CLTV is 97.000%. xx: xx:
xx: xx-xx DTI per 1003   xx: 42.635%   xx: 39.774%   xx: 2.861%   xx %: 2.xx%   xx: xx reflects the xx-xx DTI per 1003 as 42.635%.   xx: xx:
xx: xx-xx per 1003 xx: 28.502% xx: 28.503% xx: -0.001% xx %: -0.00100% xx: xx reflects xx-xx per 1003 as 28.502%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/2020. Revised LE#1 dated xx/xx/2020  reflect Transfer Taxes at $1,785.00 However, Initial CD dated xx/xx/2020 reflect Transfer Taxes at $2,160.00. This is a fee increase of $2,160.00 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Revised LE dated xx/xx/2020. Initial LE dated xx/xx/2020 does not reflect Appraisal re-inspection fee. However Revised LE dated xx/xx/2020 Appraisal re-inspection fee at $175.00 Valid COC is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "No AUS approval as an HFA loan, and could not do a regular conf since there is a 2nd that is no longer a community 2nd since HFA would not purchase."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock document is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21007640	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,662.59	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$692.11	3.875%	360		xx	xx		FHA	Fixed		Purchase	98.188%	101.524%	Full Documentation	No	xx	xx	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.965%	First	Final policy	Not Applicable	$5,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
Xst and Xnd installment taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent have been found.
xx per the review of the payment history, the now current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx loan is current now and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx foreclosure and bankruptcy have been found. xx RFD is unable to be determined.
xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx borrower xx A xx has been working at xx as a xx for X month.

xx:xx:xx	xx	Affiliated Business Disclosure Missing Disclosures Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: 101.524%   xx: 99.835%   xx: 1.689%   xx %: 1.xx%   xx: "xx used for xx: $152,000.00 xx of xx(s): $00.00 xx: $147,184.00 CLTV = 101.524%   xx: xx:
xx: xx LTV (OLTV) xx: 98.188% xx: 96.500% xx: 1.688% xx %: 1.xx% xx: "xx used for xx: $152,000.00 xx: $147,184.00 CLTV = 98.188%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test. FAIL
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial LE dated xx/xx/2016 Transfer Taxes Fee at $944.00 . Final CD dated xx/xx/2016 reflects Transfer Taxes fee at $1,619.75.  Valid COC for the increase in fee amount is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial LE dated xx/xx/2016 does not reflects Appraisal Re-Inspection fee. Final CD dated xx/xx/2016 reflects Appraisal Re-Inspection Fee at $150.00. This is fee increase of $150.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue: "Loan not insurable as it does not meet HUD 90 day flipping rule. We were at 90 days and did not get a 2nd appraisal which is required if you are not at day 91.""
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA Loan. Mortgage Insurance certificate is missing from the Loan Documents."
* Missing Required Disclosures (Lvl 3)     "Home loan Toolkit is missing from the loan Documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from the Loan Documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57496434	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,144.00	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$806.66	4.250%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	56.152%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is from xx and trust D/B/A xx mortgage recorded on xx/xx/XXXX.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of county taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property is unable to be determined. xx per the comment dated xx/xx/XXXX, the reason for default is borrower’s wife has been lost her job. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at the xx as xx-xx from XX months.

xx:xx:xx	xx	Affiliated Business Disclosure Good Faith Estimate Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer Origination Appraisal Transmittal (1008)	xx: xx: xx/xx/2024 xx: xx/xx/2021 |---| 1359 (xx) |----| xx: last xx is xx/xx/2021. xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx: xx reflect the mortgage xx is FHA.   xx: xx:
xx: xx: xx/xx/2014 xx: xx/xx/2014 xx: 1 (xx) xx %: xx: xx document signed on xx/xx/2014. xx: xx:	3: Curable	* Good Faith Estimate missing or unexecuted (Lvl 3) "Final GFE is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counselling disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 3)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 3)     "Initial TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "The loan type is FHA. As per 1003 and final HUD-1, MI is $179.91. The required MI cert is missing from the loan file."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock document is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "List of service providers disclosure is missing from the loan file.
Home loan Toolkit is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Required Affiliated Business Disclosure is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3) "The 1008/Transmittal is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 5.741% APR Threshold 5.720% Over By +0.021%."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 5.741% APR Threshold 5.720% Over By +0.021%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s)."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.152%, the Borrower income was $3,677.90 and total expenses are in the amount of $2,065.22 and the loan was underwritten by AUS/DU (Locator#XX Pg#1) and its recommendation is “Approve/Eligible” with a DTI of 56.15%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89751677	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,196.82	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$587.94	4.250%	360	xx	xx	VA	Fixed	Purchase	102.150%	102.150%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.827%	First	Final policy	Not Applicable	Not Applicable	08/20/2020	$114,900.40	Not Applicable	3.375%	$507.97	08/01/2020	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx & xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx & xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx county taxes of XXXX have been paid in the amount of $XXXX.XX. xx prior year delinquent have been found.	xx per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx borrower xx L xx has been working at xx as a xx for X years X months.
xx:xx:xx	xx modification agreement was signed between the borrower xx L xx and the lender xx and xx on xx/xx/XXXX. xx UPB is $XXX,XXX.XX. xx borrower promises to pay P&I in the amount of $XXX.XX with an interest rate of X.XXX%, beginning from xx/xx/XXXX. xx maturity is xx/xx/XXXX.	Affiliated Business Disclosure Good Faith Estimate Hazard Insurance Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1399 (xx) |----| xx: xx payment received date is xx/xx/2021. xx: xx: xx: xx: 360 xx: 422 xx: -62 xx %: -14.xx% xx: xx maturity term months are 360. xx: xx:	3: Curable	* Good Faith Estimate missing or unexecuted (Lvl 3) "Final Good Faith Estimate is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling Organizations Disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 3)     "Initial Good Faith Estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 3)     "Initial Truth in Lending is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "This loan is VA. VA Guarantee Certificate is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan file."
* Missing proof of hazard insurance (Lvl 3)     "Proof of Hazard Insurance is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "Home Loan Toolkit is missing from the loan file.
List of Service Provider Document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of Servicing Transfer Document is missing from the loan file."
* Purchase price is < original balance (Lvl 3)     "As per the HUD, this is a purchase transaction. Section 101 shows Contract sales price in the amount of $117,000.00, which is less than original balance of $119,515.00."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90145719	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	11/04/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$753.53	3.250%	360	xx	xx	VA	Fixed	Purchase	102.150%	102.150%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	42.899%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to updated title report dated X/X/XXXXthe subject mortgage was originated on xx/xx/XXXX for the amount of $XXX,XXX.XX which is held by MERS as nominee for xx & xx and it was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed.
xx subject mortgage is at first lien position.
xx is an active water/sewer/utility lien against the subject property which is held by xx of xx and it was recorded on xx/xx/XXXX. xx no lien amount is listed on copy.
xx are two active junior judgments against the borrower for the total amount of $ XXXX.XX which is held by xx, xx of xx/GE xx and xx  and it was recorded on xx/xx/XXXX & xx/xx/XXXX respectively.
xx XXXX annual county taxes are exempt.
xx to payment history as of xx/xx/XXXX the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received in the amount of $XXXX.XX on xx/xx/XXXX which was applied to the due date of xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX till the due date xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%.

xx:xx current status of the loan is performing and the next due date for the payment is xx/xx/XXXX. xx last payment was received in the amount of $XXXX.XX on xx/xx/XXXX which was applied to the due date of xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX till the due date xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%.
xx loan was originated on xx/xx/XXXX with monthly P&I of $XXX.XX at the rate of interest X.XXX%. xx payment history as of xx/xx/XXXX shows that the current P&I is $XXX.XX and interest rate is X.XXX%. xx comment dated xx/xx/XXXX shows that the loan was modified in xx XXXX. xx the modification agreement/ COT/ AOT is missing from the loan file.
xx is no post-origination bankruptcy record has been found.
xx evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xx comment pertaining damage to the subject property has been observed.
xx comments have been found stating that the borrower’s income has been affected by COVID-19.

xx:xx:xx	xx loan was originated on xx/xx/XXXX with monthly P&I of $XXX.XX at the rate of interest X.XXX%. xx payment history as of xx/xx/XXXX shows that the current P&I is $XXX.XX and interest rate is X.XXX%. xx comment dated xx/xx/XXXX shows that the loan was modified in xx XXXX. xx the modification agreement/ COT/ AOT is missing from the loan file.	Affiliated Business Disclosure Good Faith Estimate Mortgage Insurance Notice of Servicing Transfer	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 61 (xx) |----| xx: xx per provided tape data stated last payment received date is xx/xx/2021 however is xx/xx/2021. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per provided tape data stated loan amoritization type is xx however is xx.   xx: xx:
xx: xx: xx: xx/xx/2046 xx: xx %: xx: xx per provided tape data stated maturity date is xx/xx/2046 however is xx. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the loan origination fee test.
This loan failed the prohibited fees test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $104,563.16. The disclosed finance charge of $102,066.39 is not considered accurate because it is understated by more than $100.
The loan data is $102,066.39 and comparison data is $104,563.16; hence, the variance is  -$2,496.77."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TILA is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is VA. The loan was originated on xx. No indication of any changes in loan type found in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94436857	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,923.59	3.875%	360	xx	xx	VA	Fixed	Purchase	103.300%	103.300%	Full Documentation	Yes	xx	xx	3.875%	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.440%	First	Final policy	Not Applicable	Not Applicable	02/01/2017	$421,452.83	Not Applicable	3.500%	$1,892.52	03/01/2017	Financial Hardship	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.

xx chain of assignment has been completed. xx latest assignment is with xx and xx recorded on xx/xx/XXXX.

xx are X civil judgments active in the favor of xx in the amount of $XX,XXX.XX.

xx annual tax of XXXX has been paid in the amount of $XXXX.XX on xx/xx/XXXX.
xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of XXXX.XX and PITI is in the amount of XXXX.XX. xx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is in collection. xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.

xx reason for default is unable to be determined. xx subject property is occupied by the owner. xx comments have been found for damage or repairs.
xx:xx:xx	xx to the modification, the loan was modified on xx/xx/XXXX in between the borrower and lender. xx new modified principal balance per modification is in the amount of $XX with interest rate starting at X.XXX % and borrower promises to pay P&I in the amount of $X,XXX.XX beginning on xx/xx/XXXX. xx maturity date reflects per modification is xx/xx/XXXX.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.

This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL Loan Data: $297,795.21 Comparison Data: $2,848,573.60 Variance: -$2,550,778.39

TILA APR Test: Result: FAIL Loan Data: 4.143% Comparison Data: 3.877% Variance: +0.266%"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29684543	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,033.48	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,227.63	3.250%	360	xx	xx	FHA	Fixed	Refinance	84.708%	84.708%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.549%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx, xx. xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX. xx is a civil judgment in the amount of $xx which was recorded on xx/xx/XXXX in the favor of TRH xx, an xx; xx. Xt and Xnd installment combined taxes of XXXX have been paid in the amount of $XXXX.XX. xx prior year delinquent have been found.	xx per the review of the payment history, the loan was originated on xx/xx/XXXX and its first payment is due for xx/xx/XXXX.	xx:xx present status of the loan is in performing. xx loan was originated on xx/xx/XXXX and its first payment is due for xx/xx/XXXX. xx foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx comments have been found stating the borrower’s income was impacted by xx. xx borrower xx has been working at xx as an xx for X years X months
xx:xx:xx	xx	Hazard Insurance Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: 84.708%   xx: 83.252%   xx: 1.456%   xx %: 1.xx%   xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 64 (xx)   xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 84.708%   xx: 83.252%   xx: 1.456%   xx %: 1.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 47.549%   xx: 47.558%   xx: -0.009%   xx %: -0.00900%   xx:    xx: xx:
xx: xx of xx: xx rate or term xx: xx in xx/xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "TILA Finance Charge Test is fail. Loan data is $187,671.66 and comparison data is $200,063.24. Hence, the variance is -$12,391.58.

TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is $187,671.66 and comparison data is   $200,063.24. Hence, the variance is -$12,391.58."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects  that Value used instead of TA cost - loan not insurable. However, no such issue has been verified from the loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "This loan is FHA. The loan was originated on 06/15/21. MI Cert is required but MI Cert is missing from the loan file."
* Missing proof of hazard insurance (Lvl 3)     "Hazard Insurance is missing from the loan file."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit Disclosure is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.55% as the Borrower income was $4,719.00 and total expenses are in the amount of $2,243.82 and the loan was underwritten by AUS/LP (Locator# XXpg.# 114) and its recommendation is “Approve/Eligible” with 47.56%."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2021. Notary signature date on the Mortgage/Deed of Trust is xx/xx/2021. Note date is xx/xx/2021."	Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75974264	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$912.63	2.250%	360	xx	xx	VA	Fixed	Refinance	93.629%	93.629%	Streamline Refinance	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes information is not mentioned.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment received details have not been mentioned. xx P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next due date of regular payment is xx/xx/XXXX. xx last payment received details have not been mentioned. xx repairs and damages have been found. xx RFD is unable to be determined. xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx borrower xx, xx has been working at xx as an IT for XX years.
xx:xx:xx	xx	Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: 93.629%   xx: 93.164%   xx: 0.465%   xx %: 0.xx%   xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 36 (xx)   xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 93.629%   xx: 93.164%   xx: 0.465%   xx %: 0.xx%   xx:    xx: xx:
xx: xx of xx: xx rate or term   xx: xx in xx/xx:    xx %:    xx:    xx: xx:
xx: xx: 349 xx: 355 xx: -6 xx %: -1.xx% xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a fee increase on CD dated xx/xx/2020.  LE dated xx/xx/2020 reflects a Origination Points at $596.00, however, Revised CD dated xx/xx/2020 reflects the Origination Points at $596.89.  This is a fee increase of $0.89 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects that Borrower didn’t make 6 consecutive payments after forbearance as required. We could refinance but Note date can’t be prior to xx/xx/2020. However, no such issue has been verified from the loan file."
* Missing Required Disclosures (Lvl 3)     "Home Loan Toolkit Disclosure is missing from loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "1008/VA Loan analysis is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57194670	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,632.03	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$646.58	3.875%	360	xx	xx	Conventional	Fixed	Refinance	71.990%	71.990%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	32.564%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX with the instrument #xx in the amount of $XXX,XXX.XX with xx of xx.
xx chain of assignment has been completed. xx, the mortgage is with xx of xx.
xx active liens and judgments against the borrower/property.
xx delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is currently performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unavailable.
xx latest BPO has been found to determine the current occupancy and condition of the subject property. xx damage or repairs have been found.

xx:xx:xx	xx	xx: xx: 000000000000000000000000 xx: xx |---| |----| xx: xx history string is 000000000000000000000111 xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx: xx history string reversed is xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx per the appraisal report the subject property type is PUD. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the initial TIL disclosure date test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the initial TIL disclosure date test due to one of the following:
The date creditor received the application (formerly application date) is on or after July 30, 2009, and:
The loan is a mortgage transaction subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.) that is secured by the consumer's dwelling; and
The initial TIL disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer's written application; and
The initial TIL disclosure date is not later than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction.
Or, the application date of the loan is before July 30, 2009, and The loan is a "residential mortgage transaction" subject to the Real Estate Settlement Procedures Act and
The initial TIL disclosure date is before consummation or three business days after the creditor receives the consumer's written application, whichever is earlier."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
																																																																																								* Initial Truth in Lending Disclosure is Missing (Lvl 2) "Initial TIL is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19806707	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,452.75	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$569.17	3.000%	360	xx	xx	Conventional	Fixed	Cash Out	84.375%	84.375%	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	Unavailable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.678%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx of xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx of xx which was recorded on xx/xx/XXXX.
xx sexx was done on the borrower’s name and multiple IRS liens were found. xx SSN# is not mentioned. xx, unable to determine whether the liens are against the borrower.
xx county taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent have been found.
xx per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx foreclosure and bankruptcy have been found. xx RFD is unable to be determined.
xx comments have been found stating the borrower’s income was impacted by xx. xx borrower xx has been working at xx as a xx for X years X months

xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 3 xx: 4 |---| -1 |----| -25.00000% xx: xx: xx:
xx: MI xx: 12.000%   xx: 23.000%   xx: -11.000%   xx %: -11.00000%   xx:    xx: xx:
xx: xx: 00000   xx: 22   xx:    xx %:    xx:    xx: xx:
xx: xx: 00000   xx: 22   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx (1-4 xx) xx: xx: xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "UW error, file contains a Limited Condo review which is not permissible on Primary Occupancy Condos in Florida". Unable to rely on docs in file."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing in the loan file."		* Appraisal not dated (Lvl 1) "Appraisal report is missing in the loan file."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67608216	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,290.56	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$822.74	3.125%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	100.880%	Full Documentation	Yes	Other	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	40.563%	First	Commitment	Not Applicable	$7,682.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx of xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx of xx.
xx is an junior mortgage against the subject property in favor of xx in the amount of $X,XXX.XX.
xx county taxes of XXXX have been paid in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified since origination.
xx occupancy of the subject property is unable to be determined.

xx:xx:xx	xx	xx: xx of xx: 3 xx: 4 |---| -1 |----| -25.00000% xx: xx updated as per doc. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx updated as per doc.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx updated as per doc.   xx: xx:
xx: xx: xx: FHA   xx:    xx %:    xx: xx updated as per doc.   xx: xx:
xx: xx: 0000   xx: 132   xx:    xx %:    xx: xx updated as per doc.   xx: xx:
																																																																																				xx: xx: 0000 xx: 2231 xx: xx %: xx: xx updated as per doc. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per seller tape data, the subject loan is FL Housing loan. Unable to rely on docs in file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47867821	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,845.27	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,723.10	4.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	36.797%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx of xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx of xx.
xx active liens and judgments have been found.
xx county taxes of XXXX have been paid in the amount of $XX,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx occupancy of the subject property is unable to be determined.
xx:xx:xx	xx	Good Faith Estimate Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 38.338%   xx: 36.797%   xx: 1.541%   xx %: 1.xx%   xx: xx close DTI is 38.338%   xx: xx:
xx: xx: 212 xx: 212 xx: xx %: xx: xx: xx:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject closed as conventional residence purchase. Tape in file shows seller defect as property is commercial space being used as a XX. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan file."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final Good Faith Estimate is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling Organizations Disclosure is missing from the loan file."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home Loan Toolkit is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17118326	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,592,540.00	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$661.63	5.000%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	Unavailable	Full Documentation	Yes	xx	xx	12.000%	Unavailable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.720%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with xx.
xx active lien and judgments have been found.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx occupancy of the subject property is unable to be determined.
xx:xx:xx	xx	Good Faith Estimate Transmittal (1008)	xx: MI xx: 12.000% xx: 39.000% |---| -27.000% |----| -27.00000% xx: MI xx amount is 12.000% xx: xx:
xx: xx CLTV xx: xx: 85.000%   xx:    xx %:    xx: xx CLTV ratio percent is unavailable.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000 xx: xx: xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per seller tape, BK-7 has been discharged on xx/xx/2018. Loan is current with repayment plan."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test is fail. Loan data is $120,941.61 and comparison data is$128,411.02. Hence, the variance is -$7,469.41.

TILA APR Test is fail. Loan data is 5.420% and comparison data is 5.675%. Hence, the variance is -0.255%."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Home Loan Toolkit is missing from the loan file."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal (1008) is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98668964	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,187.75	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$665.16	4.375%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	56.922%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx of xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx of xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx county taxes of XXXX have been paid in the amount of $XXXX.XX.
xx village taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent have been found.
xx per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx foreclosure and bankruptcy have been found. xx RFD is unable to be determined.
xx comments have been found stating the borrower’s income was impacted by xx.
xx borrower xx M. xx has been working at xx PLLC as an xx for X year X months.

xx:xx:xx	xx	Affiliated Business Disclosure Hazard Insurance Mortgage Insurance	xx: xx: 3 xx: 1 |---| 2 |----| 200.00000% xx: xx data reflects "1" and as per appraisal document reflects "3". xx: xx:
xx: xx CLTV xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: purchase agreement reflects sales price as "$xx" and loan amount is "$xx". xx, this is calculated as original CLTV ratio percent.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: purchase agreement reflects sales price as "$xx" and loan amount is "$xx". xx, this is calculated as original standard LTV.   xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 56.922%   xx: 96.500%   xx: -39.578%   xx %: -39.xx%   xx: xx borrowers monthly income is $7147.91 and the present payment is $818.00 and the proposed payment is $1320.59 and the non housing payment is $2880.41. xx, this reflects the post-close DTI per 1003.   xx: xx:
xx: xx: 3 xx: xx: xx %: xx: xx data reflects "xx family" as per appraisal document reflects "3 family". xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and Charges That In Total Cannot Increase More Than 10% Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2017 shows Appraisal Fee at $405.00, however Final CD dated xx/xx/2017 shows Appraisal Fee at $634.00. This is a fee increase of $229.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has failed Charges That In Total Cannot Increase More Than 10% Test.
Comparable Fee amount is $1,898.00 and Final Fee Amount is $2,190.00, the difference is of $292.00, which is greater than 10%."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue: Loan closed with expired credit approval."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure document is missing from loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* Missing proof of hazard insurance (Lvl 2)     "Hazard Insurance document is missing from loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.922% as the Borrower income was $7,147.91 and total expenses are in the amount of $4,068.72 per AUS/DU (Locator#XX Page#766) and its recommendation is “Approve/Eligible” with a DTI of 56.92%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50703795	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,224.60	3.375%	360	xx	xx	VA	Fixed	Cash Out	99.999%	99.999%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.934%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx of xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx of xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes information is not mentioned.
xx per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $XXXX.XX. xx UPB is $XXX,XXX.XX.	xx:
xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for xx/xx/XXXX. xx foreclosure and bankruptcy have been found. xx RFD is unable to be determined.
xx comments have been found stating the borrower’s income was impacted by xx.
xx borrower xx M xx has been working at xx as a xx for XX years X month.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx LTV (OLTV)   xx: 99.999%   xx: 99.990%   xx: 0.009%   xx %: 0.00900%   xx:    xx: xx:
xx: xx: 0000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 0000000000000000000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "ComplianceEase risk indicator is moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Points - Loan Discount Fee at $967.00 and Appraisal Re-Inspection Fee at $0.00, however Final CD dated xx/xx/2019 shows Points - Loan Discount Fee at $4,154.97 and Appraisal Re-Inspection Fee at $125.00. This is a fee increase of $3,312.97 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape is reflecting following issue, "Net Tangible Benefit not met per VA requirements"."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.935% as the Borrower income was $6,069.89 and total expenses are in the amount of $2,727.52 per AUS/DU (LocatorXXand closing.pdf Page#560) and its recommendation is “Approve/Eligible” with a DTI of 44.94%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37070713	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,179.75	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$623.14	4.875%	360	xx	xx	Conventional	Fixed	Refinance	94.200%	94.200%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	40.618%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with xx of xx on xx/xx/XXXX the chain of assignment is complete.

xx is one civil judgment open against the borrower in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX in favor of xx.

xx to updated title report dated xx/xx/XXXX there is xx on xx. xx or xx is different from DATATAPE.

XXXX combined annual taxes are due in the amount of $X,XXX.XX and xx prior years delinquent taxes have been found pending.
xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX, XX which was applied for the due date of xx/xx/XXXX. xx current UPB is in the amount of $XX.	xx:xx loan is performing. xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX, XX which was applied for the due date of xx/xx/XXXX. xx current UPB is in the amount of $XX.
xx is a conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.xx% and a maturity date of the loan is xx/xx/XXXX. xx P&I as per updated payment history as of the date is $XXX.XX and rate of interest is X.XXX%; however, there is a reduction in P&I and rate of interest with respect to original xx data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xx is not filed yet.
xx not referred to attorney.
																																																																																	xx:xx:xx	xx is a conventional fixed rate mortgage with P&I of $XXX.XX with the rate of interest X.xx% and a maturity date of the loan is xx/xx/XXXX. xx P&I as per updated payment history as of the date is $XXX.XX and rate of interest is X.XXX%. xx, there is a reduction in P&I and rate of interest with respect to original xx data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Good Faith Estimate	xx: xx: xx: xx |---| |----| xx: xx history bstring is xx: xx: xx: xx: xx: xx: xx %: xx: xx history bstring reversed is xx: xx:	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl 2) "Good Faith estimate is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60143220	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,117.86	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$833.49	2.500%	180	xx	xx	Conventional	Fixed	Refinance	69.832%	69.832%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	741	Not Applicable	50.370%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx. xx active judgments or liens have been found against the name of borrower or subject property. xx annual xx for XXXX have been paid in the amount of $X,XXX.XX. xx prior year delinquent taxes have been found.	xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan has not been modified since origination. xx evidences have been found regarding the current/prior foreclosure proceedings.  xx subject property is owner occupied and no visible damages were reported. xx per PACER report borrower has not filed bankruptcy since loan origination. xx the time of loan origination borrower was working as “xx” at “xx” for XXX months.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 6 xx: 8 |---| -2 |----| -25.00000% xx: xx per tape data xx of xx is 8. xx, xx audit value is 6. xx: xx:
xx: xx CLTV xx: 69.832%   xx: 70.000%   xx: -0.168%   xx %: -0.xx%   xx: xx per xx data CLTV is 70.000%. xx, xx value is 69.832%.   xx: xx:
xx: xx LTV (OLTV)   xx: 69.832%   xx: 70.000%   xx: -0.168%   xx %: -0.xx%   xx: xx per xx data LTV is 70.000%. xx, xx value is 69.832%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 50.370%   xx: 397.060%   xx: -346.690%   xx %: -346.xx%   xx:    xx: xx:
xx: xx-xx per 1003   xx: 40.376%   xx: 40.380%   xx: -0.004%   xx %: -0.00400%   xx: A per tape data xx- xx per 1003 is 40.380%. xx, xx value is 40.376%.   xx: xx:
xx: xx: 704 xx STE 109 xx: 704 xx #109 xx: xx %: xx: xx as per xx. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID Tolerance test is incomplete due to missing of Initial Closing Disclosure in Loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Document."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.370%, the Borrower income was $3,161.00 and total expenses are in the amount of $1,592.21 and the loan was underwritten by AUS/DU (Locator#XX296 Pg#) and its recommendation is “Approve/Eligible” with a DTI of 50.00%"
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 50%. Tape shows income discrepancy and DTI may be in excess of 100%. Unable to rely on income document in the loan file & unable to Calculate ATR."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58383155	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,174.46	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,015.12	2.500%	360	xx	xx	Conventional	Fixed	Purchase	60.714%	60.714%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.363%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx active judgments or liens have been found against the name of borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx provided tape data as of xx/xx/XXXX reflected that the loan is performing and next due date is xx/xx/XXXX. xx last payment received date is not mentioned. xx current rate of interest is X.XX% and P&I is $X,XXX.XX. xx current UPB reflected is in the amount of $XX.	xx:xx provided tape data as of xx/xx/XXXX reflects that the loan is performing and next due date is xx/xx/XXXX. xx last payment received date is not mentioned. xx current rate of interest is X.XX% and P&I is $X,XXX.XX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx the time of loan origination borrower was working as “xx/xx” at “xx” for XX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 9 xx: 11 |---| -2 |----| -18.xx% xx: xx of xx as 9. xx: xx:
xx: xx CLTV xx: 60.714%   xx: 61.000%   xx: -0.286%   xx %: -0.xx%   xx: xx used f or xx: $840,000.00. xx of xx(s): $0.00. xx: $510,000.00. CLTV = 60.714%.   xx: xx:
xx: xx LTV (OLTV)   xx: 60.714%   xx: 61.000%   xx: -0.286%   xx %: -0.xx%   xx: xx used for xx: $840,0000.00. xx: $510,000.00. LTV =60.714%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 40.363%   xx: 40.360%   xx: 0.003%   xx %: 0.00300%   xx: xx borrowers and co-borrower monthly income is $10,735.57 after xx loan the xx amount $2,671.34 and xx-housing xx is $1,661.84 hence, the xx DTI xx is 40.363%   xx: xx:
xx: xx-xx per 1003   xx: 24.883%   xx: 24.880%   xx: 0.003%   xx %: 0.00300%   xx: xx subject property PITIA (P&I $2,015.12 + xx $542.22 + xx $114.00 equals $2,671.34. xx verified monthly income equals $10,735.57. xx equals 24.883%.   xx: xx:
xx: xx: 1074 xx: 1074 xx: xx %: xx: xx as 1074 xx. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID Tolerance Test is incomplete due to Initial Closing disclosure is missing from the loan files."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 40%. Tape shows seller defect that SE BWR business may not be open. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83779504	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,459.66	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,312.44	4.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	45.589%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx active judgments or liens have been found against the name of borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx the time of loan origination borrower was working as “xx” at “xx” for XX months.
xx:xx:xx	xx	Affiliated Business Disclosure Missing or error on the Rate Lock	xx: xx of xx: 35 xx: 37 |---| -2 |----| -5.xx% xx: xx per tape data xx of loan reflect 37. xx audit value reflect 35. xx: xx:
xx: xx P&I   xx: $1312.44   xx: $1668.36   xx: $-355.92   xx %: -21.xx%   xx: xx p&I $1,312.44 which is less than current p&I 1,668.36 xx loan amortization is fixed rate   xx: xx:
xx: xx-xx DTI per 1003   xx: 45.589%   xx: 67.520%   xx: -21.931%   xx %: -21.xx%   xx: xx T&I for the debt ratio:( xx $244.52+xx insurance $62.58+flood insurance $0.00+ MI $0.00+ HOA xx $0.00) equals   xx: xx:
xx: xx-xx per 1003 xx: 44.339% xx: 45.560% xx: -1.221% xx %: -1.xx% xx: xx T&I for the debt ratio:( xx $244.52+xx insurance $62.58+flood insurance $0.00+ MI $0.00+ HOA xx $0.00) xx primary housing expenses after subj loan is $1773.54 and total monthly income verified is $4,000. xx DTI per 1003 is 44.339% xx: xx:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.588%, the Borrower income was $4,000 and total expenses are in the amount of $1,823.54 and the loan was underwritten by AUS/LP (2600010291 - xx .pdf Page#364) and its recommendation is “ACCEPT” with a DTI of 46%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 46%. Tape shows seller defect using unsupported increased income. DTI may be over 67%. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37713360	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,646.06	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$426.86	3.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	46.714%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx.
xx active liens and judgments have been found.
xx county taxes of XXXX have been paid in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB is $XX,XXX.XX.
xx loan has not been modified once since origination.
xx borrower is getting social security income.
xx occupancy of the subject property is unable to be determined. xx damages or repairs have been found.
xx:xx:xx	xx	xx: xx of xx: 5 xx: 7 |---| -2 |----| -28.xx% xx: NA xx: xx:
xx: xx: 2   xx: 1   xx: 1   xx %: 100.00000%   xx: AS per xx reflect 2.xx located at pg#456.   xx: xx:
xx: xx-xx DTI per 1003   xx: 46.714%   xx: 46.710%   xx: 0.004%   xx %: 0.00400%   xx: xx borrower's monthly income is $3,231.57 after xx loan the xx amount $613.53 and xx-housing xx is $896.06. hence, the xx DTI xx is 46.714%.   xx: xx:
xx: xx-xx per 1003   xx: 18.986%   xx: 41.280%   xx: -22.294%   xx %: -22.xx%   xx: xx borrower's monthly income is $3,231.57 after xx loan the xx amount $613.53.xx, the xx is 18.986%.   xx: xx:
																																																																																				xx: xx: 200 A/B xx: 200 A-B xx: xx %: xx: xx reflect as 200 A/B xx in xx. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "LTV limit is 75% for 2 unit Investment property."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84824470	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$567.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$601.25	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	51.618%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx# XXXX/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx active judgments or liens have been found against the name of borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX with the interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX with the interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx the time of loan origination borrower was working as “xx” for XX months.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 5 xx: 7 |---| -2 |----| -28.xx% xx: NA xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2021   xx: -6 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 51.618%   xx: 52.700%   xx: -1.082%   xx %: -1.08200%   xx: xx 1003 reflect xx-xx DTI as 38.640%.   xx: xx:
xx: xx-xx per 1003   xx: 16.382%   xx: 15.990%   xx: 0.392%   xx %: 0.xx%   xx: xx 1003 reflect xx as 16.382%.   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* Final Application not signed and hand-dated by Loan Originator (Lvl 3) "Final Application not hand signed by borrower."
* Missing or error on the Rate Lock Document (Lvl 3)     "A Rate Lock Agreement signed by the Borrower is Missing from the Loan Documents."
* ROR not hand dated by borrower(s) (Lvl 3) "Right of Rescission is Electronic Signed by the borrowers in the loan documents."	* HUD - Not all borrowers signed HUD (Lvl 2) "Final CD/HUD-1 not hand singed by borrower."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.618%, the Borrower income was $4,361.07 and total expenses are in the amount of $2,251.11 and the loan was underwritten by AUS/DU (Locator#XXPg234) and its recommendation is “Approve/Eligible” with a DTI of 38.00%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Including the other open mortgage at closing may push DTI to over 52%. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6316240	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,770.78	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$678.94	2.500%	360	xx	xx	FHA	Fixed	Purchase	98.189%	101.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.325%	First	Final policy	Not Applicable	$5,250.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx.
xx active liens and judgments have been found.
xx county taxes of XXXX/XX have been paid in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx, the borrower is working as xx in xx from last X year and X months.
xx occupancy of the subject property is unable to be determined.
xx:xx:xx	xx	Appraisal (Incomplete) Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1281 (xx)   xx %:    xx: NA   xx: xx:
xx: xx CLTV xx: 101.189%   xx: 99.500%   xx: 1.689%   xx %: 1.xx%   xx: xx used for xx:$175,000.00. xx of xx:$5,250.00. xx: $171,830.00. CLTV =101.189%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2020   xx: 50 (xx)   xx %:    xx: xx document in loan file reflects note as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: xx used for xx:$175,000.00. xx: $171,830.00. LTV =98.189%.   xx: xx:
xx: xx: 357 xx: 356 xx: 1 xx %: 0.xx% xx: xx dated xx/xx/2021 reflects xx date as xx/xx/2051. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Missing Appraisal Completion Cert (1004D). The Appraisal report dated xx/xx/2021 reflects the subject property is "Subject to Completion" based upon completion of the front door has large gap at the base of the door."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue.
																																																																																							Loan originated as Idaho Housing DPA, unable to insure due to flipping. Second mortgage will be discharged prior to purchase."	* MI, FHA or MIC missing and required (Lvl 2) "Mortgage Insurance Certificate is missing from loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70003118	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,204.66	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,132.77	3.000%	360	xx	xx	FHA	Fixed	Refinance	95.958%	95.958%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx.
xx active liens and judgments have been found.
xx county taxes of XXXX have been paid in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx's employment details have not been found.
xx occupancy of the subject property is unable to be determined.
xx:xx:xx	xx	Affiliated Business Disclosure Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1288 (xx)   xx %:    xx: NA   xx: xx:
xx: xx CLTV xx: 95.958%   xx: 94.308%   xx: 1.650%   xx %: 1.xx%   xx: xx used for xx: $280,000.00. xx: $268,682.00. CLTV = 95.958%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 45 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 95.958%   xx: 94.308%   xx: 1.650%   xx %: 1.xx%   xx: xx used for xx: $280,000.00. xx: $268,682.00. CLTV = 95.958%.   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 0.000%   xx:    xx %:    xx: xx is FHA xx.   xx: xx:
xx: xx-xx per 1003   xx: xx: 0.000%   xx:    xx %:    xx: xx is FHA xx.   xx: xx:
xx: xx: 358 xx: 357 xx: 1 xx %: 0.xx% xx: xx reflect xx as 358 xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID Tolerance test is Incomplete due to Initial Closing disclosure is missing from the loan files."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflects following issue "Over mortgaged, unable to insure. Escrow were rolled over from previous loan, not calculated in max mortgage calculation"
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance Document is missing from the Loan Documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from the Loan Documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34481036	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,202.30	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$982.51	3.375%	240	xx	xx	Conventional	Fixed	Purchase	96.453%	96.453%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.831%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx.
xx active liens and judgments have been found.
xx county taxes of XXXX have been paid in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx employment details have not been found.
xx occupancy of the subject property is unable to be determined.
xx:xx:xx	xx	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1278 (xx) |----| xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 56 (xx)   xx %:    xx: xx in loan file reflects note date as xx/xx/2021.   xx: xx:
xx: xx: 239 xx: 238 xx: 1 xx %: 0.xx% xx: xx document dated xx/xx/2021 reflects xx date as xx/xx/2041. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Under exceptions test:
This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2021 reflects Transfer Taxes at $945.00. However, Final CD dated xx/xx/2021 reflects the Transfer Taxes at $2,185.70 (Paid by Seller). This is an increase of $1,240.70 for charges that cannot increase 0% tolerance test. Valid COC for the increase of Transfer Taxes is missing from loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Appraised Value used in loan is $179,000.00 and Sales price is $177,600.00 and CLTV=96.45%. Clerical error where wrong appraised value used at close, final LTV exceed acceptable. SLW requested from FNMA, rejected."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11905015	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,867.00	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,065.51	2.750%	360	xx	xx	VA	Fixed	Cash Out	90.000%	90.000%	Full Documentation	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.074%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with xx.
xx chain of assignment is complete.
xx are no judgments and liens
xx county taxes for the year of XXXX have been paid in the amount of $X,XXX.XX
xx delinquent taxes have been found for the prior years.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx, the borrower is working as xx in xx from last X months.
xx occupancy of the subject property is unable to be determined.
xx:xx:xx	xx	Affiliated Business Disclosure Hazard Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1293 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 83 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx: 359 xx: 358 xx: 1 xx %: 0.xx% xx: xx data reflects 358 and xx data reflects 359. xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Seller defect shows BWR1 and BWR2 refinanced into subject loan and now BWR1 is BWR2 and BWR2 is BWR1. May be income qualifying issue. Elevated for client review."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed Brokerage/Finder Fee Test due to the Fees Charged $11,907.33 exceeds Fees Threshold of $5,220.00 Over by $6,687.33."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance certificate is missing from the loan file."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure document is missing from loan file."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74490565	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,869.51	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,160.63	2.875%	360	xx	xx	FHA	Fixed	Refinance	97.471%	97.471%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX. xx chain of assignment has been found. xx current assignment is with the lender MERS as nominee for xx. xx active liens and judgments have been found against the borrower and the property. xx county taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX. xx prior years delinquent taxes have been found.	xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on X/XX/XXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on X/XX/XXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX. xx borrower is current with the loan. xx, no reason for default. xx modification, forbearance details are available in recent collections comments. xx foreclosure activity has been found. xx pertaining bankruptcy-related details have been found. xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found. xx per the final application, the borrower is working in xx of xx as a xx from XXX months.
xx:xx:xx	xx	Hazard Insurance Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1274 (xx)   xx %:    xx: NA   xx: xx:
xx: xx CLTV xx: 97.471%   xx: 95.795%   xx: 1.676%   xx %: 1.xx%   xx: xx used for xx: $287,000.00. xx: $279,742.00. CLTV = 97.471%.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 50 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV)   xx: 97.471%   xx: 95.795%   xx: 1.676%   xx %: 1.xx%   xx: xx used for xx: $287,000.00. xx: $279,742.00. CLTV = 97.471%.   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 0.000%   xx:    xx %:    xx: xx is FHA xx.   xx: xx:
xx: xx-xx per 1003   xx: xx: 0.000%   xx:    xx %:    xx: xx is FHA xx.   xx: xx:
xx: xx: 353 xx: 352 xx: 1 xx %: 0.xx% xx: xx as 353. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller Tape reflects following issue " Incorrect MIP refund utilized over mortgaged by $554.00 Limit was #274,377.00 and base loan amount used to close was $274,931.00 in the loan. ""
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance Document Is Missing From The Loan Documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard Insurance Document is missing from the Loan Documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15622663	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,569.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,569.63	2.750%	360	xx	xx	VA	Fixed	Purchase	72.767%	72.767%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	746	25.648%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx.
xx active liens and judgments have been found.
xx county taxes of XXXX have been paid in the amount of $X,XXX.XX.
xx per the xx, the first payment date is xx/xx/XXXX. xx per the payment history as of xx/xx/XXXX, the borrower has not made the first payment yet. xx current UPB is $XXX,XXX.XX.	xx:xx per the xx, the first payment date is xx/xx/XXXX. xx per the payment history as of xx/xx/XXXX, the borrower has not made the first payment yet. xx current UPB is $XXX,XXX.XX.
xx's current employment details have not been found.
xx:xx:xx	xx	Affiliated Business Disclosure Hazard Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: $xx: $xx: $-6000.00   xx %: -0.xx%   xx: xx report in loan file reflects xx value as $  xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 121 (xx)   xx %:    xx: xx document in loan file reflects note date as xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 25.648%   xx: 25.649%   xx: -0.001%   xx %: -0.00100%   xx: xx T&I for xx: (xx $1,094.75 + xx $183.75 + xx $00 + MI $00 + HOA xx $00 ) equals $3,848.13 and xx payments are $8,279.45. xx income xx as $47,284.00. xx, xx-xx DTI per 1003 is 25.65%.   xx: xx:
xx: xx: 361 xx: 360 xx: 1 xx %: 0.xx% xx: xx document dated xx/xx/2021 reflects maturity date as xx/xx/2051. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan charges one or more unauthorized fees. Certain fees may not be charged to the veteran under any circumstance, including:
Attorney's fees paid by borrower: $650.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2021 does not reflects Points - Loan Discount Fee. However, Final CD dated xx/xx/2020 reflects the Points - Loan Discount Fee at $7,861.68. This is increase of $7,861.68 for 0% tolerance test. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue. No entitlement available at close, unable to insure."
* Loan has escrow holdback. No proof it was released (Lvl 3)     "Final CD reflects a holdback fee of $1,237.50 for the Irrigation System, Driveway, Sod, Landscaping, etc. Escrow Holdback Agreement is located at (xx
* Missing proof of hazard insurance (Lvl 3)     "Proof of hazard insurance is missing from loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate Business Disclosure is missing from loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73438659	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,484.94	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,061.39	3.000%	360	xx	xx	Conventional	Fixed	Purchase	98.340%	98.340%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	25.155%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $ XXX,XXX.XX which was recorded on xx/xx/XXXX with xx.
xx assignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.
xx subject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xx annual taxes for the year of XXXX and XXXX are paid in the total amount of $X,XXX.XX.
xx per the review of the payment history as of xx/xx/XXXX, the borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.	xx:xx collection comment as of xx/xx/XXXX shows that the borrower is performing with the loan. xx borrower is regular with his payments and the next payment is due for xx/xx/XXXX.xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the amount of $X,XXX.XX (PITI). xx P&I is in the amount of $XXith an interest rate of X.XXX %. xx per the payment history the current UPB is in the amount of $XX.
xx loan was not modified since origination.
xx review of the collection comment shows no indication of post-closing foreclosure activity. xx information pertaining to bankruptcy has been found.
xx per the final application at the time of origination the borrower is working in xx as a xx of xx from xx/xx/XXXX.
xx are no comments found related to the subject property type and the condition.

xx:xx:xx	xx	Final Title Policy	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 109 (xx) |----| xx: xx reflects the xx as xx/xx/2021. xx: xx: xx: xx: 361 xx: 360 xx: 1 xx %: 0.xx% xx: NA. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase test. Loan estimate xx/xx/2021 dated does not reflect Transfer Taxes. However, Final CD dated xx/xx/2021 reflects Transfer Taxes at $530.00 (Paid by Seller $530.00). This is an increase in fee of $530.00 for charges that cannot increase."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflects the issue as per the latest AUS/DU report the sales price is more than the Appraised value. Therefore the appraised value used at closing was updated as $256,000.00 with clerical error however final LTV exceed 98.304 % and it is acceptable .SLW requested from FNMA and it was rejected. Unable to rely on the documents."
																																																																																							* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "Final title policy is missing in the loan file. Values are updated from commitment located at"xx"."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5397027	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,085.62	4.125%	360	xx	xx	Conventional	Fixed	Purchase	74.667%	74.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	44.386%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx, with xx chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx, xx. xx is a xx estate xx lien against the subject property in the favor of “xx of xx”, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.	xx to the payment history seller’s tape data as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment received date is unable to be determined which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the seller’s tape data, the borrower is performing with the loan. xx to the payment history seller’s tape data as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment received date is unable to be determined which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX. xx are missing. xx COVID review has not been performed.
xx:xx:xx	xx	Missing Initial Closing Disclosure	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx CLTV xx: 74.667% xx: 74.670% xx: -0.003% xx %: -0.00300% xx: xx used for xx:$300,000.00. xx of xx: $00.000. xx:$224,000.00. CLTV =74.667%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID Tolerance test is incomplete due to Initial Closing Disclosure is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3) "Initial Closing Disclosure is missing from loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.386%, the Borrower income was $4,317.94. and total expenses are in the amount of $1,916.57 and the loan was underwritten by AUS (02865430 FP Page#372) and its recommendation is “Approve/Eligible” with a DTI of 44.386%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Borrower was not employed at the time of closing. Unable to determine borrower's income. Unable to rely on docs in file and unable to calculate ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14209869	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,032.33	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,441.45	3.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	706	Not Applicable	12.509%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx, with xx#xx-xx.

xx chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx, xx.

xx active judgments or liens have been found against the borrower.
xx combined taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is xx-employed from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx: xx |---| |----| xx: xx as xx. xx: xx: xx: xx G/L xx MI? xx: xx: xx: xx %: xx: NA. xx: xx: xx: xx: 515 xx., 3605 xx: 515 xx. xx 3605 xx: xx %: xx: xx as 515 xx., 3605. xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Commercial property

Subject is in a mixed use residential high rise condo project in Nashville. Tape shows property type as condotel and defect as ineligible condo project-commercial space. Elevated for client review as subject appears to be a residential condo unit flagged as commercial space, potentially due to the mixed-use nature of the project. Unclear as to the seller designation as a condotel and if part of a XX program."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2019 does not reflects Points- Loan Discount Fees. However, Final CD dated xx/xx/2019 reflects Points- Loan Discount Fees at $1,167.19. This is an increase of $1,167.19 for charges that cannot increase. Valid COC is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit document is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24816093	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,273.57	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,094.17	3.625%	360	xx	xx	VA	Fixed	Cash Out	88.207%	88.207%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	732	56.772%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx county, school and utility taxes for the year XXXX-XX are paid in the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair.  xx per the servicing comment dated xx/xx/XXXX the borrower's income impacted due to COVID-19.

xx:xx:xx	xx	Missing Initial LE	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: 88.207%   xx: 88.210%   xx: -0.003%   xx %: -0.00300%   xx: xx used for xx: $272,000.00. xx of xx:$00.000. xx: $239,922.00. CLTV =88.207%.   xx: xx:
xx: xx of xx: xx - xx: xx in xx/xx:    xx %:    xx: xx 1003 application reflects xx of refinance as 'xx- xx'.   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Finance charge disclosed on Final CD as $160,085.28. Calculated Finance Charge $160,127.28 for an under disclosed amount of $42.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $160,085.28. Calculated Finance Charge $160,127.28 for an under disclosed amount of $43.44. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID Tolerance test is incomplete due to Initial Loan Estimate is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue.
This VA uninsured loan was repurchased from GNMA today. We are unable to obtain Guaranty on this loan as the veteran had less than 24 months of continuous service."
																																																																																							* Missing Initial LE (Lvl 3) "Initial Loan Estimate is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.772%, the Borrower income was $10,633.49 and total expenses are in the amount of $6,036.85 and the loan was underwritten by DU (xx FP Page#531) and its recommendation is “Approve/Eligible” with a DTI of 56.772%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4191410	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,852.48	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,854.55	3.500%	360	xx	xx	Conventional	Fixed	Refinance	69.646%	69.646%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	713	48.592%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx for the year XXXX are paid in the amount of $XX,XXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair.  xx per the servicing comment dated xx/xx/XXXX the borrower's income impacted due to COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: MI is not required. xx: xx:
xx: xx CLTV xx: 69.646%   xx: 69.640%   xx: 0.006%   xx %: 0.00600%   xx: xx used for xx: $593,000.00. xx: $413,000.00. CLTV = 69.646%.   xx: xx:
xx: xx of xx: xx-xx: xx in xx/xx: xx %: xx: xx and xx DU reflect xx in xx-xx. xx(s) received no cash back at closing and paid off no liabilities. xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "A Rate Lock Agreement signed by the Borrower is Missing from the Loan Documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE result is Elevated as this loan has failed Qualified Mortgage DTI Threshold Test."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.592%, the Borrower income was $7,013.42 and total expenses are in the amount of $3,407.93 and the loan was underwritten by AUS/DU (Locator# XX  Page#347) and its recommendation is “Approve/Eligible” with a DTI of 48.592%"
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49%. Tape shows undisclosed debt that may push DTI to over 54%. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9516806	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,677.83	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$905.49	3.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	740	799	45.340%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx active judgments or liens have been found against the name of borrower or subject property.
xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.

xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx the time of loan origination borrower was working as “xx” at “xx” for XX months.
xx:xx:xx	xx	xx: xx CLTV xx: 95.000% xx: 94.990% |---| 0.010% |----| 0.01000% xx: xx used for xx: $209,000.00. xx of xx:$00.000. xx: $198,549.00. CLTV =95.000% xx: xx:
xx: xx-xx DTI per 1003   xx: 45.340%   xx: 45.721%   xx: -0.381%   xx %: -0.xx%   xx: xx T&I for xx: (xx $231.00 + xx $163.91 + xx $00 + MI $00 + HOA xx $4.66 ) equals $1,305.06 and xx payments are $1,675.00. xx income xx as $2,738.67. xx, xx-xx DTI per 1003 is 45.340%.   xx: xx:
																																																																																				xx: xx: PUD xx: xx: xx %: xx: xx report in loan file reflects xx type as PUD. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per seller tape, the value of the subject property is decreased."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.340%, the Borrower income was $6,572.67.00 and total expenses are in the amount of $2,980.06 and the loan was underwritten by AUS (03026373 FP Page#367) and its recommendation is “Approve/Eligible” with a DTI of 45.72%"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78895650	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,079.54	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,432.00	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	43.978%	43.978%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	43.726%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx, with xx#XXXX-xx.

xx chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx, xx.

xx is a junior mortgage against the subject property in the favor of xx a xx recognized xx, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.

Xst and Xnd installment county taxes of XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the combined amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx as a xx from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: 43.978%   xx: 43.980%   xx: -0.002%   xx %: -0.00200%   xx: xx used for xx:$714,000.00. xx of xx: $00.000. xx:$314,000.00. CLTV =43.978%.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -3 (xx)   xx %:    xx: xx document reflects note date as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 43.726%   xx: 63.857%   xx: -20.131%   xx %: -20.xx%   xx: xx borrower's monthly income is $5,131.54 after xx loan the xx amount $2,243.83 and xx-housing xx is $0.00. hence, the xx DTI xx is 43.726%.   xx: xx:
xx: xx of xx: xx - xx: xx in xx/xx:    xx %:    xx: xx and xx DU reflect xx.   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx 1003 application reflects purpose of refinance as xx - other. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Initial CD dated xx/xx/2020 reflects Non-specific lender credit at $518.75. However, Post CD dated xx/xx/2020 reflects Non-specific lender credit at $0.00. This is decrease of $518.75 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed TRID tolerance test charges that cannot increase 0% and charges that in total cannot increase more than 10% test due to loan failed Initial LE estimate delivery and timing test.
Initial LE dated xx/xx/2020 which is hand received on xx/xx/2020 which is more than 3 business days from initial application date xx/xx/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed ComplianceEase delivery and timing test Initial Loan Estimate dated xx/xx/2020. Document tracker proving the delivery of Initial Loan Estimate within 3 business days is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.726%, the Borrower income was $5,131.54 and total expenses are in the amount of $2,243.83 and the loan was underwritten by DU (Locator XX ) and its recommendation is “Approve/Eligible” with a DTI of 43.73%"
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved/eligible at 44%. Tape shows 2 undisclosed debts that may push DTI to over 59%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6142186	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,235.98	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,681.28	2.500%	84	xx	xx	Conventional	Fixed	Refinance	30.456%	30.456%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	787	42.157%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx is civil judgment recorded on xx/xx/XXXX for the amount of $XXXX.XX in the favor of xx.
xx for the year XXXX are paid in the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair.  xx per the servicing comment dated xx/xx/XXXX the borrower's income impacted due to COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A xx: xx:
xx: xx CLTV xx: 30.456%   xx: 30.460%   xx: -0.004%   xx %: -0.00400%   xx: xx used for xx: $425,000.00. xx: $129,437.00 LTV = 30.456%.   xx: xx:
xx: xx of xx: xx - xx: xx in xx/xx: xx %: xx: xx and xx DU reflect xx. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Sellers tape reflects the following issue, Loan term does not meeting FNMA pooling requirements of 85 months, term is 84 months."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37108231	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,500.33	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,166.22	3.125%	360	xx	xx	FHA	Fixed	Refinance	81.267%	81.267%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	653	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx, xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which was recorded on xx/xx/XXXX..
xx active judgments or liens have been found.
xx county taxes of XXXX have been due in the amount of $XXXX.XX.
xx county taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent have been found

xx per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.
xx:xx present status of the loan is in performing and the next payment is due xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx foreclosure and bankruptcy have been found. xx RFD is unable to be determined.
xx comments have been found stating the borrower’s income was impacted by xx.
xx borrower xx has been working at UPS as a xx for X years X month.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: 81.267%   xx: 79.860%   xx: 1.407%   xx %: 1.xx%   xx: xx used for xx:$335,000.00. xx of xx:$00.000. xx:$272,243.00. CLTV =81.267%.   xx: xx:
xx: xx LTV (OLTV)   xx: 81.267%   xx: 79.860%   xx: 1.407%   xx %: 1.xx%   xx: xx used for xx:$335,000.00. xx:$272,243.00. LTV =81.267%.   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 0.000%   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test.
Initial LE dated xx/xx/2020 reflects Points - Loan Discount Fee at $1,019.00. However, Final CD dated xx/xx/2020 reflects the Points - Loan Discount Fee at $1,361.22.
This is an increase of $343.94 for charges that cannot increase 0% tolerance test. Valid COC for the increase of charges is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue.
Uninsured FHA: Case number was automatically cancelled and we were unable to get it reinstated. Case number expired prior to closing."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance Certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28639210	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,134.38	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$496.32	3.125%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	Not Applicable	29.022%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx. xx active judgments or liens have been found against the name of borrower or subject property. xx annual xx for XXXX have been paid in the amount of $X,XXX.XX. xx prior year delinquent taxes have been found.	xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on in the amount of $XXX.XX with the interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on in the amount of $XXX.XX with the interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx the time of loan origination borrower was working as “xx” at “xx” for XXX months.
xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx CLTV xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx used for xx: $115,000.00. xx: $115,862.00. CLTV = 100.75%.   xx: xx:
xx: xx LTV (OLTV) xx: 98.188% xx: 96.500% xx: 1.688% xx %: 1.xx% xx: xx used for xx: $115,000.00. xx: $115,862.00. LTV = 100.75%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2020 does not reflect Transfer Taxes. Final CD dated xx/xx/2020 reflects the addition of Transfer Taxes
Fee at $118.00 (Transfer Taxes Paid by Seller $118.00). This is an increase of $118.00 for charges that cannot increase 0% test. However, COC for the addition of Transfer Taxes is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows "Uninsured FHA: Appraisal expired prior to closing", to validate this issue required document is missing from Loan document."
* MI, FHA or MIC missing and required (Lvl 3) "Final Closing Disclosure reflects monthly MIP as $79.91. However, Mortgage insurance Certificate is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor Threshold test APR Calculated 4.366% APR Threshold 4.270% Over By +0.096%."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Compliance Ease Higher priced mortgage loan test. APR Calculated 4.366% APR Threshold 4.270% Over By +0.096%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47596546	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,974.71	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,186.39	2.687%	360	xx	xx	Conventional	Fixed	Cash Out	59.796%	59.796%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	25.875%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx subject mortgage is at second lien position as there is one xx against the subject property in the amount of $X,XXX.XX in favor of xx of xx, xx which was recorded on xx/xx/XXXX. xx subject property is located in FL xx which is super lien state. xx is risk that property can be getting foreclosed due to above unpaid lien. xx can be cured if above unpaid lien paid in full with unpaid interest and late charges.

xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx current rate of interest is X.XXX% and P&I is $X,XXX.XX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX. xx loan was originated on xx/xx/XXXX with first payment due of xx/xx/XXXX. xx payment has not yet received.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx current rate of interest is X.XXX% and P&I is $X,XXX.XX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX. xx loan was originated on xx/xx/XXXX with first payment due of xx/xx/XXXX. xx payment has not yet received.

xx per comment dated xx/xx/XXXX borrower has been impacted by xx-XX and approved FB plan which was begun from xx/xx/XXXX. xx comment dated xx/xx/XXXX states that borrower was being laid off from job for X months. xx plan extended till xx/xx/XXXX. xx more details are available. xx the time of loan origination borrower was working as “xx.” at “xx” for XXX months.

xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx per PACER report borrower has not filed bankruptcy since loan origination.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: 59.796%   xx: 59.800%   xx: -0.004%   xx %: -0.00400%   xx: xx used for xx:$490,000.00. xx of xx:$00.000. xx:$293,000.00. CLTV =59.796%.   xx: xx:
xx: xx of xx: xx - xx: xx in xx/xx:    xx %:    xx: xx 1003 application reflects purpose of refinance as xx- other.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx 1003 application reflects purpose of refinance as xx- other.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx report in loan file reflects subject property type as PUD. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2021 does not reflects Points - Loan Discount Fee. However, Final CD dated xx/xx/2021 reflects the Points - Loan Discount Fee at $1,098.75. This is an addition of $1,098.75 for charges that cannot increase 0% tolerance test. Valid COC for the addition of Points - Loan Discount Fee is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2021 and the loan closed on xx/xx/2021. No lock extension found."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47348101	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,025.14	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,661.26	4.125%	360	xx	xx	FHA	Fixed	Purchase	103.871%	103.871%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	684	797	55.434%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx.

xx is a junior mortgage against the subject property in the favor of xx of xx and xx, which was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX.

Xst and Xnd installments county taxes of XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the total amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx per the comments dated xx/xx/XXXX, the reason for default is curtailment of income.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx as a xx from X.X years.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx data reflects "xx" as per this loan is an FHA so it reflects "xx". xx: xx:
xx: xx: $xx: $xx: $-2000.00   xx %: -0.xx%   xx: xx data reflects "$xx" as per appraisal document it reflects "$xx".   xx: xx:
xx: xx CLTV xx: 103.871%   xx: 102.085%   xx: 1.786%   xx %: 1.xx%   xx: purchase agreement reflects sales price as "$xx" and loan amount is "$xx". xx, this calculated as original CLTV ratio percent.   xx: xx:
xx: xx LTV (OLTV)   xx: 103.871%   xx: 102.085%   xx: 1.786%   xx %: 1.xx%   xx: purchase agreement reflects sales price as "$xx" and loan amount is "$xx". xx, this calculated as original standard LTV.   xx: xx:
xx: xx-xx DTI per 1003   xx: 54.466%   xx: 56.954%   xx: -2.488%   xx %: -2.xx%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 22.933% xx: 23.901% xx: -0.968% xx %: -0.xx% xx: xx borrowers monthly income is $xx, the present housing expense is $140.30 and the after subject proposed payment is $2290.25 and the non housing monthly payment is $2882.58. xx, this reflects the post close housing ratio per 1003. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Under exceptions test:
This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.
This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.""
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD xx/xx/2019. Initial LE dated xx/xx/2019 reflects Appraisal Fee at $450.00. However, Final CD dated xx/xx/2019 Appraisal Fee at $650.00. This is fee increase of $200.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents.

TRID Violation due to loan failed charged that cannot increase test in Final CD dated xx/xx/2019. Initial LE dated xx/xx/2019 does not reflect Administrative Fee at $600.00. However, Final CD dated xx/xx/2019 reflects Administrative Fee at $600.00. This is fee addition of +$600.00. Valid COC for the addition of fee is missing from the loan documents.

Loan failed charges that increase more than 10% test. Initial Loan estimate dated xx/xx/2019 reflects Recording fee at $159.00. However, Final CD dated xx/xx/2019 reflects Recording fee at $175.00. This is a fee increase of $16.00 for charges that cannot increase more than 10%."
* Loan has escrow holdback. No proof it was released (Lvl 3) "Loan has Escrow holdback in the amount of $18500 and Escrow holdback agreement is available on Bharoocha - Credit File pg#1136. Subject appraisal has 1004D in file showing completion of repairs."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor Threshold Test due to APR Charged 5.2260% APR Threshold 5.140% Over By 0.086%. HPML disclosure signed by the borrower is missing from the loan documents. Loan is Escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed FHA QM Safe Harbor Test due to APR Charged 5.226% APR Threshold 5.140% Over By +0.086%. HPML disclosure signed by the borrower is missing from the loan documents. Loan is escrowed."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.434%, the Borrower income was $9607.47 and total expenses are in the amount of $5232.85 and the loan was underwritten by AUS/DU/GUS (XX - Credit File pg#337) and its recommendation is “Approve/Eligible” with a DTI of 55.434%."
* Settlement date is different from note date (Lvl 2)     "Final CD reflects closing date as xx/xx/2019.  Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2019.  Note date is xx/xx/2019."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved/eligible at 55.434%. Seller defect shows debts miscalculated that may push DTI to over 61%. Unable to rely on documents in file & unable to calculate ATR.""		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70129398	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,222.70	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,040.40	3.250%	360	xx	xx	Conventional	Fixed	Purchase	72.649%	72.649%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	49.283%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender xx for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx county taxes for the year XXXX are paid in the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment received date is unable to determine. xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment received date is unable to determine. xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing Initial Closing Disclosure	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID Tolerance Test is Incomplete due to Initial CD is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 3) "Initial CD signed by borrower is missing from loan File."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.283%, the Borrower income was $3,985.46 and total expenses are in the amount of $1,964.15 and the loan was underwritten by DU (XX) and its recommendation is “Approve/Eligible” with a DTI of 49.28%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject is approve/eligible at DTI 49.28%. Tape shows income miscalculations may push DTI higher. Unable to rely on documents available in the loan file & unable to calculate ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62754041	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,025.87	2.990%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	52.022%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender xx for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx is credit card judgment recorded on xx/xx/XXXX for the amount of $XXXX.XX in the favor of xx-X cor xx.
xx current tax status is status to follow.
xx to the payment history tape data as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX.xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I per tape is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in tape for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history tape data as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX.xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I per tape is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in tape for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: NA   xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: 52.022%   xx: 50.091%   xx: 1.931%   xx %: 1.xx%   xx: xx income is $7,787.00 and xx is $4,050.94 = DTI is 52.022%   xx: xx:
xx: xx-xx per 1003 xx: 19.018% xx: 16.985% xx: 2.033% xx %: 2.03300% xx: NA xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Per tape, appraisal update was completed after 120 days of appraisal date. Original appraisal had expired and a new appraisal was not ordered prior to final loan approval."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69765773	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$538.88	2.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	741	796	38.518%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX,the subject mortgage was originated on xx/xx/XXXX with lender xx for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx current tax status is status to follow.
xx to the payment history tape data as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX.xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI) with an interest rate of X.XXX%. xx current UPB is reflected in tape for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history tape data as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX.xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI) with an interest rate of X.XXX%. xx current UPB is reflected in tape for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx-xx DTI per 1003   xx: 38.518%   xx: 37.106%   xx: 1.412%   xx %: 1.xx%   xx: xx subject property PITIA (P&I $538.88 + xx $49.50+xx. xx $726.73 equals $1,350.11. xx verified monthly income equals $3,505.11. xx equals 38.518%.   xx: xx:
xx: xx-xx per 1003 xx: 37.520% xx: 36.108% xx: 1.412% xx %: 1.xx% xx: xx subject property PITIA (P&I $538.88 + xx $49.50+xx. xx $726.73 equals $1,315.11.xx verified monthly income equals $3,505.11. xx equals 37.520%. xx: xx:	4: Unacceptable	* Mortgage missing / unexecuted (Lvl 4) "Mortgage Document is missing in the loan documents."
* Type of Ownership is Leasehold or Cooperative (Lvl 4) "As per note document property type is Co-operative. As per Proprietary Lease document (Credit File - XX) Lease is until xx/xx/2082 which covers Maturity date."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the TRID Post-Consummation Event Validation Test.
This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan Failed ComplianceEase TRID Tolerance Test due to Initial LE dated xx/xx/2020 reflects Recording Fee at $375.00. However Revised CD dated xx/xx/2021 reflects Recording Fee at $750.00. This is the increase of total of $337.50 for charges that cannot increase more than 10%."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue Investor canceled the lock due to missing documentation from the file. Project approval required. Loan is ineligible for purchase until approval is received.
missing 1) UCC documents must list the owners trustees exact name as it appears on the acceptable state ID/Affidavit for compliance.
2) Original Certified True Copy UCC-3."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58795065	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,211.56	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$935.69	3.250%	360	xx	xx	Conventional	Fixed	Purchase	64.179%	64.179%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	775	Not Applicable	41.678%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender xx for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx is real estate lien recorded on xx/xx/XXXX for the amount of $XXXX.XX in the favor of xx of xx.
xx for the year XXXX have been paid in the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx-xx DTI per 1003   xx: 55.019%   xx: 40.592%   xx: 14.427%   xx %: 14.xx%   xx: xx borrowers monthly income is $4,236.67 after xx loan the xx amount $851.24 and xx-housing xx is $908.49 hence, the xx DTI xx is 41.67%.   xx: xx:
xx: xx-xx per 1003 xx: 41.377% xx: 20.092% xx: 21.285% xx %: 21.xx% xx: xx: xx:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "The DSCR Cover Ratio is less than 1.00 which is 0.21."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, borrower was 30 day delinquent in making the first payment that was due on xx/xx/2021. Payment history is missing from xx/xx/2021 to xx/xx/2021."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28725760	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,875.70	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,007.32	3.375%	360	xx	xx	Conventional	Fixed	Refinance	69.636%	69.636%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	674	Unavailable	19.114%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx.

xx chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx.

xx active judgments or liens have been found against the borrower.
Xnd installments county taxes of XXXX have been due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment received date is unable to be determined, which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment received date is unable to be determined, which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx employment details are not available.

xx:xx:xx	xx	Missing Initial LE Right of Rescission	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx: xx: xx of xx: xx (GSE definition) xx: xx-xx: xx %: xx: xx data reflects "xx cash out" and final URLA 1003 it reflects "xx cash out". xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID Tolerance test is incomplete due to Initial LE is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate document is missing from loan file."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of Rescission document is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 35.153%. Tape shows BWR was not employed at closing. Unable to rely on docs in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72964531	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,908.44	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,310.17	2.250%	180	xx	xx	Conventional	Fixed	Refinance	44.444%	44.444%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	797	806	43.281%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx.

xx active judgments or liens have been found against the borrower.
Xst and Xnd installments county taxes of XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the amount total of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx employment details are not available.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx (CE, S&P) xx: 180 xx: 360 |---| -180 |----| -50.00000% xx: xx per xx amortization term months is 180 xx: xx:
xx: xx: xx.   xx: xx:    xx %:    xx: xx as per xx as xx.   xx: xx:
xx: xx G/L xx MI? xx: xx: xx: xx %: xx: NA xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is Missing in the loan documents."
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.281%, the Borrower income was $4,033.00 and total expenses are in the amount of $1,745.54 and the loan was underwritten by AUS/DU (Locator# XX) and its recommendation is “Approve/Eligible” with a DTI of 43.281%"
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 43.28%. Tape shows assets as income was included as a source of income for the borrower in the DTI calculation. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77749244	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$504.88	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$818.98	3.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	37.928%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx.

xx chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx.

xx active judgments or liens have been found against the borrower.
xx combined taxes of XXXX are due on xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx of xx, xx. as a xx from X.X years.

xx:xx:xx	xx	xx: xx: xx: xx |---| |----| xx: xx per xx data, xx reflect xx. xx, xx document reflect xx. xx: xx:
xx: xx-xx DTI per 1003 xx: 37.928% xx: 37.929% xx: -0.001% xx %: -0.00100% xx: xx PITIA for xx: (xx $104.98X + xx $57.25 + xx $00.00 + MI $104.98 + HOA xx $00.00 + xx debts $226.00 ) equals $1,278.16. xx: $0.00. DTI can not calculated due to borrower was not employed at the time of closing. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date xx/xx/2021 is more than 60 calendar days after the consummation date xx/xx/2020."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test. Post CD delivery date reflect xx/xx/2021 & Consummation date reflect xx/xx/2020. However, Post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2020 does not reflect Transfer Taxes. Final CD dated xx/xx/2020 reflects the addition of Transfer Taxes
Fee at $390.00. (Transfer Taxes $390.00 paid by seller ).This is an increase of $390.00 for charges that cannot increase 0% test. However, COC for the addition of Transfer Taxes is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home has been affixed to the permanent foundation.
According to the Appraisal report dated xx”, the subject property type is Manufactured home. The ALTA 7 Endorsement is not attached with the Final Title Policy. The Tax report attached with Updated title report dated xx/xx/2021 shows the subject property type as Manufactured home. The legal of mortgage reflect xx. Also, Affidavit of affixation is located at: “xx”, shows the subject property has been permanently affixed to a foundation."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 37.93%. Tape shows borrower was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53350001	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$656.92	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,892.87	4.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	706	732	115.925%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx.

xx chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx.

xx active judgments or liens have been found against the borrower.
xx county taxes of XXXX have been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx-xx as a xx. xx from X.XX years.

																																																																																	xx:xx:xx	xx		xx: xx of xx: 7 xx: 9 |---| -2 |----| -22.xx% xx: NA xx: xx:	3: Curable		* DTI > 60% (Lvl 3) "The loan has a qualified mortgage DTI of 115.925%,the borrowers income is $5,929.67 and the total expenses are in the amount of $6,135.54 the loan was generated as Manual Underwriting however AUS/DU/LP is not required for Manual Underwriting for income. AUS is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows loan closed without complete verification of income and without AUS. DTI may be in excess of 50%. Unable to rely on documents in file and unable to calculate ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8989188	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,339.08	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$547.33	2.875%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	744	755	49.040%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx.

xx chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx.

xx active judgments or liens have been found against the borrower.
Xst and Xnd installments combined taxes of XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the total amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment received date is unable to be determined, which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment received date is unable to be determined, which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx XX as a xx from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 6 xx: 8 |---| -2 |----| -25.00000% xx: NA xx: xx:
xx: xx #2 xx: xx: xx:    xx %:    xx: xx dated xx/xx/2020 and signed at closing, reflects the xx-xx's xx as xx.   xx: xx:
xx: xx #2 xx: xx: xx:    xx %:    xx: xx dated xx/xx/2020 and signed at closing, reflects the xx's xx as xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx dated xx/xx/2020 and signed at closing, reflects the xx's xx as xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx dated xx/xx/2020 and signed at closing, reflects the xx-xx's xx as xx.   xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: MI document reflects MI company as "xx".   xx: xx:
xx: xx-xx DTI per 1003   xx: 48.430%   xx: 49.352%   xx: -0.922%   xx %: -0.xx%   xx: xx per xx data ,xx DTI is 49.352%.xx, xx documents reflects as 61.105%.   xx: xx:
xx: xx-xx per 1003 xx: 30.976% xx: 30.007% xx: 0.969% xx %: 0.xx% xx: xx per xx data ,xx is 30.007%.xx, xx documents reflects as 39.083%. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $73,852.04. Calculated Finance Charge $74,494.79 for an under disclosed amount of $912.75. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""Subject approved at 49.040%. Seller defect shows BWR2 SE income calculation is not supported. DTI may be in excess of 55%. Unable to rely on documents in file and unable to calculate ATR."""		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94848869	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,894.24	12/21/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$613.64	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	51.273%	51.273%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	735	792	57.291%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in the favor of “xx” with the xx#xx.

xx chain of assignment is completed.

xx active judgments or liens have been found.

Xst half county taxes of XXXX have been paid off in the amount of $XXX.XX on xx/xx/XXXX.

Xnd half county taxes of XXXX are due for xx/xx/XXXX in the amount of $XXX.XX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.

xx foreclosure & bankruptcy record has been found.

xx damage or repairs have been found. xx property is owner occupied.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 7 xx: 8 |---| -1 |----| -12.xx% xx: xx per tape data xx of xx is 8. xx, xx audit value is 7. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N.A   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -3 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 57.291%   xx: 49.215%   xx: 8.076%   xx %: 8.07600%   xx: "A per tape data xx- xx DTI per 1003 is 49.215%. xx, xx value is 52.208%. "   xx: xx:
xx: xx-xx per 1003 xx: 7.395% xx: 12.694% xx: -5.299% xx %: -5.xx% xx: A per tape data xx- xx ratio per 1003 is 12.0694%. xx, xx value is 7.395%. xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Subject loan is one of 4 NOO loans in this pool by the same BWR. Tape shows income miscalculations on SE and rental income may push DTI over 50%. NOO properties but elevated for client review due to the same BWR on all 4 loans."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Document."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.250%, the Borrower income was $10621.80 and total expenses are in the amount of $5018.76 and the loan was underwritten by AUS/DU (Locator# XX) and its recommendation is “Approve/Eligible” with a DTI of 49.19%"
																																																																																								* Settlement date is different from note date (Lvl 2) "The Note reflects the Original Note Doc Date as xx/xx/2020. However, Final CD and Mortgage reflects as xx/xx/2020 which is different from Note date."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15185354	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,903.73	12/21/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$327.71	3.500%	360	xx	xx	Conventional	Fixed	Refinance	32.436%	32.436%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	735	792	55.091%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX, with MERS as nominee for xx, recorded with the xx# xx.

xx chain of assignments found. xx unable to determine last assignee.

xx active liens and judgments have been found against borrower and property.

Xnd   installment xx of XXXX have been due on xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 7 xx: 8 |---| -1 |----| -12.xx% xx: na xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: na   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -2 (xx)   xx %:    xx: xx original xx as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 55.091%   xx: 42.968%   xx: 12.123%   xx %: 12.xx%   xx: xx reflects the xx-xx DTI per 1003 as 37.991%.   xx: xx:
xx: xx-xx per 1003 xx: 4.977% xx: 12.694% xx: -7.717% xx %: -7.xx% xx: xx reflects xx-xx per 1003 as 0.000%. xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Subject loan is one of 4 NOO loans in this pool by the same BWR. Tape shows income miscalculations on SE and rental income may push DTI over 50%. NOO properties but elevated for client review due to the same BWR on all 4 loans."	* DSCR is less than 1.00 (Lvl 3) "As per Net Operating Income is $2,410.80 and Annual Payments (Debt Service) is $6,343.32 and there Debt Service Cover Ratio (DSCR) is -0.38 which is less than 1."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6454960	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,873.39	12/21/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$824.62	3.125%	360	xx	xx	Conventional	Fixed	Refinance	59.231%	59.231%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	735	792	43.057%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx.

xx active judgments or liens have been found against the borrower.
Xnd installments county taxes of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment received date is unable to be determined, which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment received date is unable to be determined, which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is self-employed from X.XX years.

xx:xx:xx	xx	Initial 1003_Application Missing or error on the Rate Lock	xx: xx of xx: 7 xx: 8 |---| -1 |----| -12.xx% xx: NA. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -3 (xx)   xx %:    xx: xx reflects xx as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 45.382%   xx: 43.817%   xx: 1.565%   xx %: 1.xx%   xx: xx total income of the borrower is $11,113.06. xx total liabilities are $5,043.38. xx calculated DTI is 45.382%.   xx: xx:
xx: xx: 2 xx: xx: xx %: xx: original xx reflects subject property type as 2 xx. xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Subject loan is one of 4 NOO loans in this pool by the same BWR. Tape shows income miscalculations on SE and rental income may push DTI over 50%. NOO properties but elevated for client review due to the same BWR on all 4 loans."	* Missing Initial 1003_Application (Lvl 3) "Initial 1003 Application is missing in the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing in the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final Closing Disclosure reflects Settlement date as xx/xx/2020 and the Original Note doc reflects date as xx/xx/2020."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.057%, the Borrower income was $11,113.06 and total expenses are in the amount of $4,784.92 and the loan was underwritten by DU (XX) and its recommendation is “Approve/Eligible” with a DTI of 43.81%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11463142	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$6,223.64	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,121.14	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	800	Not Applicable	42.866%	First	Final policy	Not Applicable	Not Applicable	05/24/2021	$649,682.45	Not Applicable	4.125%	$2,766.00	06/01/2021	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx for the year XXXX have been paid in the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx loan has been modified since the origination.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair.
xx per the servicing comment dated xx/xx/XXXX, the borrower's income has been impacted due to COVID-19.

xx:xx:xx	xx modification agreement was made between the lender ServiceMac, LLC and the borrower xx on xx/xx/XXXX, the new principal balance as per mod is $XXX,XXX.XX. xx first payment was due to xx/xx/XXXX and the maturity date is xx/xx/XXXX. xx modified P&I is in the amount of $XXth an interest rate of X.XXX%. xx modification does not contain balloon payment.	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: -5 (xx)   xx %:    xx: xx document reflects note date as xx/xx/2019.   xx: xx:
xx: xx-xx DTI per 1003   xx: 42.866%   xx: 42.256%   xx: 0.610%   xx %: 0.xx%   xx: xx T&I for xx: (xx $497.65 + xx $182.75 + xx $453.66 + MI $00.000 + HOA xx $00.000 ) equals $4,255.20 and xx payments are $2,352.00. xx income xx as $15,413.76. xx, xx-xx DTI per 1003 is 42.866%.   xx: xx:
xx: xx: 476 xx: 337 xx: 139 xx %: 41.xx% xx: NA xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges That Cannot Increase test due to fee addition in Final CD dated xx/xx/2019. Initial LE dated xx/xx/2019 does not reflect Admin Fee. Final CD dated xx/xx/2019 reflects Admin Fee at $120.00. This is increase of $120.00.Valid COC for addition in fees is missing from the loan documents.

TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2019. Initial CD dated xx/xx/2019 reflects Lender Credit at $325.00, however, Revised CD dated xx/xx/2019 reflects Lender Credit at $00.000. This is decrease of $325.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42%. Tape shows defect income miscalculation. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70614837	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,080.82	3.250%	360	xx	xx	FHA	Fixed	Purchase	106.586%	106.586%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	620	625	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, recorded with the xx# XXXX-xx. xx chain of assignments found. xx unable to determine last assignee.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx to the collection comment dated xx/xx/XXXX, the RFD is curtailment of income.
xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx:xx:xx	xx	Mortgage Insurance	xx: xx of xx: 4 xx: 6 |---| -2 |----| -33.xx% xx: xx of reflects xx of xx is 4. xx: xx: xx: xx G/L xx MI? xx: xx: xx: xx %: xx: N.A xx: xx: xx: xx CLTV xx: 106.586% xx: 104.753% xx: 1.833% xx %: 1.xx% xx: xx used for xx: $233,000.00. xx of xx(s): $0.00. xx: $248,346.00. CLTV = 106.586%. xx: xx: xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: -3 (xx) xx %: xx: xx reflects date is xx/xx/2021. xx: xx: xx: xx LTV (OLTV) xx: 106.586% xx: 104.753% xx: 1.833% xx %: 1.xx% xx: xx used for xx: $233,000.00. xx: $248,346.00. CLTV = 106.586%. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 57.34%,the Borrower income was $8,736.00 and total expenses are in the amount of $5,009.91 and the loan was underwritten by DU (XX) and its recommendation is “Approve/Ineligible” with a DTI of 54.87%"	* MI, FHA or MIC missing and required (Lvl 3) "Final Closing Disclosure reflects monthly MIP as $171.31. However, Mortgage insurance Certificate is missing from loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "-Loan failed Qualified Mortgage Safe Harbor Threshold test APR Calculated 4.417% APR Threshold 4.320% Over By +0.097%.

-Loan failed CA AB 260 Higher-Priced Mortgage Loan Test APR Calculated 4.417% APR Threshold 4.320% Over By +0.097%."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed ComplianceEase Higher priced mortgage loan test. APR Calculated 4.417% APR Threshold 4.320% Over By +0.097%.Missing Higher Priced Mortgage Loan Disclosure signed by Borrower."
																																																																																								* LTV or CLTV exceeds 104% (Lvl 2) "Collateral Value used for Underwriting: $XX. Amount of Secondary Lien(s): $0.00. Loan Amount: $XX LTV/CLTV = 106.586%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34176413	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,432.79	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,142.67	2.500%	360	xx	xx	FHA	Fixed	Refinance	96.399%	96.399%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	791	657	46.184%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx., in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx#xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.
xx active judgments or liens have been found against the name of borrower or subject property.

xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.

xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx the time of loan origination borrower was working as “xx” at “xx X” for X months.
xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 33 (xx)   xx %:    xx: updated as per review of latest PH.   xx: xx:
xx: xx: $xx: $xx: $xx %: 3.xx%   xx: xx in loan file reflects appraised value as xx   xx: xx:
xx: xx CLTV xx: 96.399%   xx: 97.670%   xx: -1.271%   xx %: -1.xx%   xx: xx used for xx:$291,000.00. xx of xx:$00.000. xx: $289,196.00. CLTV = 96.399%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx document in loan file reflects note date as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 96.399%   xx: 97.670%   xx: -1.271%   xx %: -1.xx%   xx: xx used for xx:$291,000.00. xx: $289,196.00. LTV = 96.399%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 46.184%   xx: 46.180%   xx: 0.004%   xx %: 0.00400%   xx: xx T&I for xx: (xx $112.16 + xx $37.67 + xx $00.000 + MI $199.24 + HOA xx $12.50 ) equals $1,504.24 and xx payments are $832.31 xx income xx as $5,059.17 xx, xx-xx DTI per 1003 is 46.184%.   xx: xx:
xx: xx-xx per 1003 xx: 29.733% xx: 29.730% xx: 0.003% xx %: 0.00300% xx: xx T&I for xx: (xx $112.16 + xx $37.67 + xx $00.000 + MI $199.24 + HOA xx $12.50 ) equals $1,504.24. xx income xx as $5,059.17 xx, xx-xx per 1003 is 29.733%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "FHA QM Safe Harbor Test:
Loan failed FHA QM Safe Harbor Test due to APR Charged 3.777% APR Threshold 4.780%  Variance -1.003%.

Qualified Mortgage Lending Policy Points and Fees Test.
Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged:$9,058.69 Fees Threshold:$8,231.34 Over by +$827.35. The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $7,663.69
Underwriting Fee paid by Borrower: $1,395.00

Loan failed the FHA QM Rebuttable Presumption Test due to Charged:$9,058.69 Fees Threshold:$8,231.34 Over by +$827.35. The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $7,663.69
Underwriting Fee paid by Borrower: $1,395.00"
* GSE Points and Fees Test Violations (Lvl 3)     "GSE QM Points and Fees Test

Loan failed GSE QM Points and Fees Test due to Fees Charged:$9,058.69 Fees Threshold:$8,231.34 Over by +$827.35. The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $7,663.69
Underwriting Fee paid by Borrower: $1,395.00"
* Loan does not conform to program guidelines (Lvl 3)     ""Per tape, loan is uninsurable as a new case # was not ordered and refinance of previous uninsurable due to non-spouse on title. Supported document showing the issue is missing from loan documents.""
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance Certificate is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.184%, the Borrower income was $5,059.17 and total expenses are in the amount of $2,336.55 and the loan was underwritten by DU (xxloan file Page#43) and its recommendation is “Approve/Eligible” with a DTI of 46.184%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
525572	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,165.01	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,740.83	3.250%	360	xx	xx	Conventional	Fixed	Purchase	62.500%	62.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	49.932%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in the favor of “xx” with the xx/xx# xx.

xx chain of assignment is complete.

xx active judgments or liens have been found.

xx county taxes of XXXX have been paid off in the total amount of $X,XXX.XX.

xx delinquent taxes have been found for the prior year.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.

xx foreclosure record has been found.

xx to the collection comments, no damage or repairs have been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 27 (xx)   xx %:    xx: xx payment was made on xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 49.932%   xx: 49.930%   xx: 0.002%   xx %: 0.00200%   xx: xx per xx data ,xx DTI is 49.930%. xx documents reflects as 49.932%.   xx: xx:
xx: xx-xx per 1003 xx: 49.932% xx: 49.930% xx: 0.002% xx %: 0.00200% xx: xx per xx data ,xx is 49.930%. xx documents reflects as 49.932%. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) ""This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to final CD dated xx/xx/2021 and The post-consummation revised closing disclosure delivery date is xx/xx/2021. This is more than 60 calendar days after the consummation date.""
* HUD-1 is not signed by borrower (Lvl 3)     "Final Closing Disclosure dated xx/xx/2021 is not hand signed by borrower."
* Loan does not conform to program guidelines (Lvl 3)     "per seller tape reflects , does not meet agency guidelines due to insufficient credit history. further details not provided. Unable to rely on available documents and unable to calculate ATR.""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the Loan Documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.932%, the Borrower income was $4,166.67 and total expenses are in the amount of $2,080.50 and the loan was underwritten by AUS/DU (Locator# XX and its recommendation is “Approve/Eligible” with a DTI of 49.932%"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36791641	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,020.51	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,352.81	3.375%	360	xx	xx	Conventional	Fixed	Purchase	83.951%	83.951%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	775	Not Applicable	43.600%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in the favor of “xx” with the xx#xx.

xx chain of assignment is complete.

xx is one notice of commencement document filed on xx/xx/XXXX & was recorded on xx/xx/XXXX in the favor of “xx and xx”.

xx county taxes of XXXX have been paid off in the total amount of $X,XXX.XX on xx/xx/XXXX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.

xx foreclosure record has been found.

xx to the collection comments, no damage or repairs have been found.

xx:xx:xx	xx	Hazard Insurance Missing Initial Closing Disclosure	xx: xx CLTV xx: 83.951% xx: 90.000% |---| -6.049% |----| -6.04900% xx: xx used for xx: $364,500.00. xx of xx(s): $0.00. xx: $306,000.00. CLTV = 83.951%. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -1 (xx)   xx %:    xx: xx per xx data, xx doc date reflect xx/xx/2021. xx, xx document reflect xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 83.951%   xx: 90.000%   xx: -6.049%   xx %: -6.04900%   xx: xx used for xx: $364,500.00. xx of xx(s): $0.00. xx: $306,000.00. LTV = 83.951%.   xx: xx:
xx: xx-xx DTI per 1003 xx: 25.755% xx: 43.600% xx: -17.845% xx %: -17.xx% xx: xx income was $10,083.00 and total expenses are in the amount of $4,396.16 hence calculated DTI as per 1008 is 43.60%, xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID Tolerance test is incomplete due to a copy of Initial CD dated on xx/xx/2021 is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, loan is non compliant as at the time of Loan Origination originators License was not present."
* Missing Initial Closing Disclosure (Lvl 3)     "Tracking Sheet reflect Initial CD. A copy of Initial CD dated on xx/xx/2021 is missing from the loan documents. Doc Locator: XX loan file-Pg#38"
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard Insurance is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.60%, the Borrower income was $10,083.00 and total expenses are in the amount of $4,396.16 and the loan was under written by AUS/DU (xx loan file Page#42) and its recommendation is “Approve/Eligible” with a DTI of 43.60%."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40528147	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,243.42	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,045.39	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	737	751	44.085%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx., recorded with the xx#xx chain of assignments found. xx to determine last assignee.
xx active liens and judgments have been found against borrower and property.
xx is a senior IRS lien active but SSN# is xxonsistent with the borrower SSN#.
Xst and Xnd installment xx of XXXX have been due on xx/xx/XXXX & xx/xx/XXXX in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was X/XX/XXXXand the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was X/XX/XXXXand the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 46 (xx)   xx %:    xx: NA.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -6 (xx)   xx %:    xx: xx date as xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.085%   xx: 44.080%   xx: 0.005%   xx %: 0.00500%   xx: xx borrowers and co-borrowers monthly income is $12,037.15 after xx loan the xx amount $2,348.45. and xx-housing xx is $2,958.11 hence, the xx DTI xx is 44.085%   xx: xx:
xx: xx-xx per 1003   xx: 19.510%   xx: 19.500%   xx: 0.010%   xx %: 0.01000%   xx: xx subject property PITIA (P&I $2,045.39 + xx $94.17 + xx $182.64 + HOA $26.25, equals $2,348.45. xx verified monthly income equals $12,037.15 xx equals 19.510%.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx per xx document xx city is xx. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2021 reflects Credit Repot Fee at $35.00. However, Final Post CD dated xx/xx/2021 reflects Credit Report Fee at $36.00. This is an increase of +$1.00 for charges that cannot increase."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan has a qualified mortgage DTI of 44.085%,the borrowers and co-borrowers income is $12,037.15 and the total expenses are in the amount of $5,306.56 and the loan was underwritten by AUS/DU (Green loan file.pdf pg#44) and its recommendation is “Approve/Eligible” with a DTI of 44.085%"
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 44.08%. Tape shows SE Income docs do not support income. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46980310	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,605.36	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,308.49	2.990%	360	xx	xx	Conventional	Fixed	Purchase	73.100%	73.100%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	704	Not Applicable	27.912%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx., recorded with the xx#xx.
xx chain of assignments found. xx to determine last assignee.
xx active liens and judgments have been found against borrower and property.
xx are no prior year real estate delinquencies.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	Missing Initial LE Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: na xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 38 (xx)   xx %:    xx: nana   xx: xx:
xx: xx-xx DTI per 1003   xx: 27.912%   xx: 39.590%   xx: -11.678%   xx %: -11.xx%   xx: xx monthly income of the borrower is $10,765.86. xx expenses are in the amount of $4,263.01. xx calculated DTI is 39.597%.   xx: xx:
xx: xx-xx per 1003 xx: 25.739% xx: 25.730% xx: 0.009% xx %: 0.00900% xx: xx monthly income of the borrower is $10,765.86. xx primary expenses are in the amount of $2,771.01. xx calculated DTI is 25.739%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID Tolerance Test is incomplete due to Initial Loan Estimate is missing from the loan file."
* Missing Initial LE (Lvl 3)     "Initial LE dated xx/xx/2021 is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 39.59%. SE BWR 4506 missing from file to validate income. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40510534	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$746.18	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$925.78	3.625%	360	xx	xx	Conventional	Fixed	Refinance	81.200%	81.200%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	35.182%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx.

xx chain of assignment has been completed. xx, the assignment is with the MERS as nominee for xx.

xx active judgments or liens have been found against the borrower.
Xst and Xnd installments xx taxes of XXXX are due on xx/xx/XXXX and xx/xx/XXXX in the total amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx as a xx from XX.XX years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 36 (xx) |----| xx: xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: xx data reflects "xx" as per MI xx it reflects as "xx".   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -4 (xx)   xx %:    xx: xx data reflects "xx/xx/2021" as per note data it reflects "xx/xx/2021".   xx: xx:
xx: xx-xx DTI per 1003   xx: 35.182%   xx: 37.060%   xx: -1.878%   xx %: -1.xx%   xx: xx borrowers monthly income is $5604.75, the present housing payment is $925.78 and the after subject monthly payment is $1131.85 and the non housing payment is $840.00. xx calculated DTI is 35.182%.   xx: xx:
xx: xx-xx per 1003 xx: 20.194% xx: 17.680% xx: 2.514% xx %: 2.xx% xx: xx borrowers monthly income is $5604.75, the present housing payment is $925.78. xx calculated DTI is 20.194%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed Charges That Cannot Increase Test due to fee increase in Final CD dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects Appraisal Fee as $695.00. However the same fee increased in the Final CD to $750.00. This is fee increase of $55.00. Valid COC is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement document is missing from loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 35.182%. Per tape, BWR undisclosed mortgage at closing may push higher. Details not provided. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43758778	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,533.84	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,433.45	3.000%	360	xx	xx	Conventional	Fixed	Purchase	66.341%	66.341%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	784	730	39.330%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx., in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.
xx active judgments or liens have been found against the name of borrower or subject property.

xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx the time of loan origination borrower was working as “xx” at “xx” for XX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 32 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 66.341%   xx: 66.340%   xx: 0.001%   xx %: 0.00100%   xx: xx used for xx:$512,500.00. xx of xx:$00.000. xx: $340,000.00. CLTV =66.341%.   xx: xx:
xx: xx LTV (OLTV)   xx: 66.341%   xx: 66.340%   xx: 0.001%   xx %: 0.00100%   xx: xx used for xx:$512,500.00. xx: $340,000.00. LTV =66.341%.   xx: xx:
xx: xx-xx per 1003 xx: 21.256% xx: 21.250% xx: 0.006% xx %: 0.00600% xx: xx T&I for xx: (xx $171.40 + xx $171.33 + xx $00.000 + MI $00.000 + HOA xx $00.000 ) equals $1,776.18 and xx payments are $1,510.22. xx income xx as $8,355.90. xx, xx-xx per 1003 is 21.256%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Revised Closing Disclosure dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects Lender Credit at $558.00, however, Revised CD dated xx/xx/2021 reflects Lender Credit at $00.000. This is decrease of $558.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Per tape, BWR did not meet SE income requirements. Unable to rely on docs in file and Supported documents showing the issue is missing from loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80976525	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,079.10	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,454.90	2.625%	360	xx	xx	FHA	Fixed	Refinance	98.299%	98.299%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	667	36.255%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx., in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx# XXXX/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx is an active senior xx against the subject property in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX under xx#xx in favor of MERS as nominee for xx. xx final CD reflects pay off for above said senior mortgage with the amount of $XX,XXX.XX to the creditor CalHFA. xx-B of xx does not reflect above said senior mortgage. xx satisfaction of mortgage has not been found. xx can be cured if satisfaction of mortgage is made and recorded.

xx active judgments or liens have been found against the name of borrower or subject property.

xx annual xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx the time of loan origination borrower was working as “xx” at “xx” for XXX months.
xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 1 (xx)   xx %:    xx: NA.   xx: xx:
xx: xx CLTV xx: 98.299%   xx: 96.600%   xx: 1.699%   xx %: 1.xx%   xx: xx used f or xx: $368,500.00.xx of xx(a): $0.00. xx: $362,230.00. CLTV =98.299%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -6 (xx)   xx %:    xx: xx as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.299%   xx: 96.600%   xx: 1.699%   xx %: 1.xx%   xx: xx used for xx: $368,500.00. xx: $362,230.00. LTV =98.299%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 36.255%   xx: 36.250%   xx: 0.005%   xx %: 0.00500%   xx: xx borrowers and co-borrower"s monthly income is $7,938.73 after xx loan the xx amount $2,092.02 and xx-housing xx is $786.17 hence, the xx DTI xx is 36.255%.   xx: xx:
xx: xx-xx per 1003 xx: 26.352% xx: 26.350% xx: 0.002% xx %: 0.00200% xx: xx subject property PITIA (P&I $1,454.90 + xx $47.58 + xx Insurance249.61 + xx $339.93, equals $2092.02. xx verified monthly income equals $7,938.73 xx equals 26.352%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date xx/xx/2021 is more than 60 calendar days after the consummation date xx/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     ""Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2020 reflects Credit report at $36.00. Post CD dated xx/xx/2021 reflects Credit report at $42.82. This is an increase of $6.82 for charges that cannot increase 0 Tolerance test. Post CD dated xx/xx/2021 reflects Specific credit of $6.50 for increase in closing costs above legal limit. However, the loan still has shortfall of $0.32 for cure.""
* Loan does not conform to program guidelines (Lvl 3)     ""Tape shows, "The case number expired on xx/xx/2020 which is 6 months after the last action date, appraisal login of xx/xx/2020.""
* MI, FHA or MIC missing and required (Lvl 3)     "Final Closing Disclosure reflects monthly MIP as $249.61.However, Mortgage insurance Certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42707706	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,412.00	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,127.21	4.875%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	737	Not Applicable	265.563%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx county taxes of XXXX have been paid in the amount of $XXXX.
xx city taxes of XXXX have been paid in the amount of $XXX.
xx prior year delinquent have been found
xx per the review of the payment history, the loan has been delinquent for XX+days and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx present status of the loan is in collections and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx foreclosure and bankruptcy have been found. xx RFD is unable to be determined.
xx collection comments are missing. xx COVID review has not been performed. xx comments are missing from xx/xx/XXXX to xx/xx/XXXX. xx borrower xx has been xx at xx/ xx for X years X months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1257 (xx)   xx %:    xx: NA.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.295%   xx: 50.320%   xx: -6.025%   xx %: -6.02500%   xx: xx borrowers income is $1,245.12 after xx loan the xx amount $288.52. and xx-housing xx is $263.00 hence, the xx DTI xx is 44.295%   xx: xx:
																																																																																				xx: xx-xx per 1003 xx: 23.172% xx: 23.170% xx: 0.002% xx %: 0.00200% xx: xx subject property PITIA (P&I $1,127.21+ xx $109.92 + xx $117.66 + HOA $167.00 equals $1,521.79. xx verified monthly income equals $1,245.12 xx equals 23.172%. xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Tape shows subject NOO property is in a hotel/resort facility. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing in the loan documents.."		* DTI > 60% (Lvl 1) "Occupancy is Investor no need to calculate ATR."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20536440	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,690.15	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$897.61	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	770	Not Applicable	62.406%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx for the year XXXX have been paid in the amount of $XXX.XX. xx prior year tax delinquency has been found.	xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1287 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -4 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 48.989%   xx: 44.600%   xx: 4.389%   xx %: 4.xx%   xx: xx T&I for the debt ratio:( xx $223.14+xx insurance $15.83+flood insurance $0.00+ MI $0.00+ HOA xx $399.00) equals   xx: xx:
																																																																																				xx: xx-xx per 1003 xx: 9.698% xx: 23.160% xx: -13.462% xx %: -13.xx% xx: xx T&I for the debt ratio:( xx $223.14+xx insurance $15.83+flood insurance $0.00+ MI $0.00+ HOA xx $399.00) xx primary housing expenses after subj loan is$3660.00 and total monthly income verified is $15,833.34. xx housing ratio per 1003 is 23.116%. xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Subject NOO approved using expired leases. No ATR issue but elevated for client review due to potential lack of tenants."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82579605	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$791.72	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,080.71	2.875%	360	xx	xx	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	47.440%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the MERS as nominee for xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx latest assignment is with the lender MERS as nominee for xx, xx.
xx active liens and judgments have been found against the borrower and the property.
xx county taxes of XXXX have been paid in the amount of $XXX.XX.
xx prior years delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower did not make the first payment of the loan. xx per the note, the first payment starts on xx/xx/XXXX with the P&I of $X,XXX.XX and the rate of interest is X.XXX%. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to determine the current status of the loan as the first payment of the loan is start on xx/xx/XXXX.
xx to a review of the payment history as of xx/xx/XXXX, the borrower did not make the first payment of the loan. xx per the note, the first payment starts on xx/xx/XXXX with the P&I of $X,XXX.XX and the rate of interest is X.XXX%.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final application, the borrower is working at xx as a xx for XX months.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A xx: xx:
xx: xx CLTV xx: 81.400%   xx: 80.000%   xx: 1.400%   xx %: 1.xx%   xx: xx used for xx: $320,000.00. xx: $260,480.00. CLTV = 81.400%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -4 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 81.400%   xx: 80.000%   xx: 1.400%   xx %: 1.xx%   xx: xx used for xx: $320,000.00. xx: $260,480.00. LTV = 81.400%.   xx: xx:
xx: xx-xx per 1003 xx: 40.765% xx: 40.760% xx: 0.005% xx %: 0.00500% xx: A per tape data xx- xx DTI per 1003 is 40.760%. xx, xx value is 40.765%. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) ""Seller tape reflects following issues, "FHA Uninsured investor denied stating we do not meet the GNMA 210 day rule from the first payment due date on modification."""
* MI, FHA or MIC missing and required (Lvl 3)     "MI certificate is missing from Loan document."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Document."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) ""Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.440%, the Borrower income was $3,640.00 and total expenses are in the amount of $1,726.82 and the loan was underwritten by AUS/DU (Locator# XX loan file pg#63) and its recommendation is “Approve/Eligible” with a DTI of 47.44%.""		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35235656	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$169.50	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,536.59	2.250%	360	xx	xx	VA	Fixed	Refinance	75.847%	75.847%	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	689	Not Applicable	31.729%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the MERS as nominee for xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx latest assignment is with the lender MERS as nominee for xx, xx.
xx is an active prior mortgage against the subject property in the favor of xx., a xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx is an IRS lien open against xx filed by the xx of the treasury-IRS for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX; however, the property address and SSN# mentioned on the document does not match with the subject property address and SSN# respectively.
xx is an UUC lien open against the borrower xx filed by the xx for the amount of $X.XX which was recorded on xx/xx/XXXX.
xx county taxes of XXXX have been paid in the amount of $XXX.XX.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final application, the borrower is working at xx (xx) for XXX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx CLTV xx: 75.847%   xx: 79.120%   xx: -3.273%   xx %: -3.xx%   xx: xx loan amount is $xx. xx appraised value of the subject property is $xx. xx calculated LTV/CLTV is 75.847%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx per the original xx doc available in the loan file, the xx date is xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 75.847%   xx: 75.000%   xx: 0.847%   xx %: 0.xx%   xx: xx loan amount is $xx. xx appraised value of the subject property is $xx. xx calculated LTV/CLTV is 75.847%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 33.503%   xx: 24.140%   xx: 9.363%   xx %: 9.xx%   xx: xx income of the borrower is $7,385.00. xx liabilities are $2,343.18. xx calculated DTI is 31.729%.   xx: xx:
xx: xx-xx per 1003   xx: 23.591%   xx: 16.070%   xx: 7.521%   xx %: 7.xx%   xx: xx income of the borrower is $7,385.00. xx primary expenses are $1,611.18. xx calculated DTI is 21.817%.   xx: xx:
xx: xx of xx: xx in xx/xx: xx rate or term xx: xx %: xx: xx purpose of refinace per 1003 is change in rate term. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Per seller tape, VA IRRRL seasoning requirements not met."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21348059	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,790.30	12/11/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,149.09	2.875%	180	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	763	776	29.089%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $xx with lender is MERS as nominee for xx with xx | xx/xx# is XXXX-xx-XX.

xx chain of assignment has been completed.

xx liens and judgment has been found.

Xst installment county taxes of XXXX/XXXX have been paid in the amount of $XXXX.XX.
Xnd installment county taxes of XXXX/XXXX have been paid in the amount of $XXXX.XX.

xx prior year delinquent taxes have been found.

xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX and the P&I is $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is currently in performing. xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX and the P&I is $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx per servicing comment unable to determine the reason for default. xx per servicing comment the subject property has been occupied owner. xx borrower's intention is to keep the property. xx damage or repairs have been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx per xx data, xx G/L doesn't require MI. xx, xx reflect nor applicable. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 35 (xx)   xx %:    xx:    xx: xx:
xx: xx: 180   xx: 360   xx: -180   xx %: -50.00000%   xx: xx per xx data, xx reflect 360. xx, xx document reflect 180.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -5 (xx)   xx %:    xx: xx per xx data, xx date reflect xx/xx/2020. xx, xx document reflect xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 29.094%   xx: 29.090%   xx: 0.004%   xx %: 0.00400%   xx: xx PITIA for xx: (xx $401.86 + xx $72.75+ xx $00.00+ MI $00.00+ HOA xx $85.00+ other debts $2,366.00 ) equals $6,074.00. xx $20,882.97. DTI reflect 29.094%.   xx: xx:
xx: xx-xx per 1003 xx: 17.764% xx: 17.760% xx: 0.004% xx %: 0.00400% xx: xx PITIA for xx: (xx $401.86 + xx 72.75 + xx $00.000+ MI $00.00 + HOA xx $86.00 ) equals equals $3709.70 . DTI reflect 17.764%. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test. Final CD date reflect xx/xx/2020 & Post CD date reflect xx/xx/2021 which is more than 120 days from consummation date."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, Appraisal determined to be unacceptable. However, supportive documents are missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A copy of Rate Lock Agreement is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1734961	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$640.38	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$471.91	3.750%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.040%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for nation lending corporation which was recorded on xx/xx/XXXX.
xx chain of the assignment is completed.
xx annual combined taxes of XXXX have been paid in the amount $XXX.XX. xx delinquent taxes have been found for the prior year.
xx active judgment and liens has been found.
xx per the review of the payment history, the loan has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXX.XX. xx UPB is $XX,XXX.XX	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx foreclosure and bankruptcy have been found. xx RFD is unable to be determined.
xx comments have been found stating the borrower’s income was impacted by xx. xx borrower xx C xx has been working at xx., as a xx for X year

xx:xx:xx	xx	xx: xx of xx: 14 xx: 16 |---| -2 |----| -12.xx% xx: xx document reflects maturity date as xx/xx/2050. xx: xx: xx: xx G/L xx MI? xx: xx: xx: xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the loan origination fee test. The loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount, or 1% of the unpaid principal balance. Loan Origination fee charges limit is $1,019.00. The actual fee charged is $1,539.00. This is fee increase of +$520.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test.  Initial LE dated xx/xx/2020 reflects Points - Loan Discount Fee at $1,898.00. However, Final CD dated xx/xx/2020 reflects the Points - Loan Discount Fee at $2,615.77 (Paid by Seller). This is an increase of $717.77 for charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2020 reflects Loan Origination Fee at $949.00. However, Final CD dated xx/xx/2020 reflects the Loan Origination Fee at $1,019.00. This is an increase of $70.00 for charges that cannot increase 0% tolerance test. Valid COC for the increase of charges is missing from loan documents.

The loan failed Charges that in total cannot Increase more than 10% test due to increase of fee in Final CD dated xx/xx/2020. Initial LE dated xx/xx/2020 reflects Recording Fee at $140.00. However, Final CD dated xx/xx/2020 reflects at $287.85. Valid COC for the increase of fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Per tape, Mortgage/Program Eligibility.VA COE/Entitlement. Supporting documents to validate the issue is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home is affixed. An Appraisal Report at the origination located at “xx_Appraisal” shows the type of subject property as a manufactured home. However, the Manufacture Home Affidavit of Affixation Rider is located at “
xx.
The ALTA 7 Endorsement is not attached with the final title policy."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.04%, the Borrower income was $10,867.67 and total expenses are in the amount of $4,786.10 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 44.04%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48769182	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,512.67	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,155.91	3.250%	360	xx	xx	Conventional	Fixed	Refinance	59.022%	59.022%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	35.750%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx.

xx active judgments or liens have been found against the borrower.
xx combined taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.

xx:xx:xx	xx	xx: xx of xx: 0 xx: 3 |---| -3 |----| -100.00000% xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx dated xx/xx/2021 and signed at closing, reflects the xx as xx..   xx: xx:
xx: xx G/L xx MI? xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the revised closing disclosure delivery date test (no waiting period required) due to The revised closing disclosure receipt date xx/xx/2021 is provided and the revised closing disclosure receipt date is after the consummation date, however Consummation date is xx/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase More Than 10% Test Comparable fee amount for Charges that cannot increase more than 10% in Initial Loan Estimate is $1456.00 and on Final Closing Disclosure Fee amount is $2313.50. Fee amount exceeds by $711.90."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "A PIW Disclosure Signed by the borrower is missing from the Loan Documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4244931	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$870.56	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,370.77	2.750%	360	xx	xx	FHA	Fixed	Cash Out	79.946%	79.946%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	53.705%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx current assignment is with the lender MERS as nominee for xx.
xx active liens and judgments have been found.
xx first and second combined taxes of XXXX-XX are due on xx/xx/XXXX and xx/xx/XXXX respectively each in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx collection comment is missing from the loan file. xx, the covid review was not done. xx, unable to determine the current condition and occupancy of the subject property.
xx pertaining bankruptcy-related details have been found.
xx per the final XXXX, the borrower is working at xx LP as a xx for XX months.
xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx of xx: 1 xx: 2 |---| -1 |----| -50.00000% xx: NA xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx LTV (OLTV)   xx: 79.946%   xx: 78.571%   xx: 1.375%   xx %: 1.xx%   xx: xx used for xx: $420,000.00. xx: $335,775.00. LTV = 79.946%.   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx CD reflects xx of transaction as xx out. xx: xx:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "- Loan failed the GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees Charged: $9,989.38 Fees Threshold: $9,584.88 Over by +$404.50. The following fees were included in the test: Commitment Fee paid by Borrower: $1,595.00 Points - Loan Discount Fee paid by Borrower: $8,394.38 - Loan failed the FHA QM Rebuttable Presumption Test due to Fees Charged: $9,989.38 Fees Threshold : $9,584.88 Over by +$404.50. The following fees were included in the test: Commitment Fee paid by Borrower: $1,595.00 Points - Loan Discount Fee paid by Borrower: $8,394.38 - Loan fails Qualified Mortgage Points and Fees test due to Fees charged $9,989.38 Fees threshold $9,584.88 Over By +$404.50. The below fees were included in the test: Commitment Fee paid by Borrower: $1,595.00 Points - Loan Discount Fee paid by Borrower: $8,394.38"
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape, seasoning issue-exceeded allowable LTV."
* MI, FHA or MIC missing and required (Lvl 3)     "This loan is FHA. MI Certificate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "- Loan failed FHA QM Safe Harbor Test due to APR Charged 3.684% APR Threshold 5.030% Over By -1.346%. HPML disclosure signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.704%, the Borrower income was $3,815.19 and total expenses are in the amount of $2,048.93 and the loan was underwritten by AUS/DU (Locator# XX) and its recommendation is “Approve/Eligible” with a DTI of 53.70%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46156826	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,033.30	3.000%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.813%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx/xx# xx/XXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx active judgments or liens have been found against the name of borrower or subject property.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx per PACER report borrower has not filed bankruptcy since loan origination.

xx the time of loan origination borrower was working as “xx” at “xx’s xx” for XXX months.
xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx: xx: xx LTV (OLTV) xx: 98.188% xx: 96.500% xx: 1.688% xx %: 1.xx% xx: xx used for xx: $252,000.00. xx: $245,088.00. LTV = 98.188%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2020 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2021 reflects the addition of Points - Loan Discount Fee at $176.46. This is an increase of $176.46 for charges that cannot increase 0% test. However, COC for the addition of Points - Loan Discount Fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The FHA appraisal validity period is 120 days. Appraisal expired prior to closing, to validate the issue required document is missing from the loan document."
* MI, FHA or MIC missing and required (Lvl 3)     "Final Closing Disclosure reflects monthly MIP as $168.99. However, Mortgage insurance Certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.81%, the Borrower income was $5,124.32 and total expenses are in the amount of $2,552.56 and the loan was under written by DU (Locator XX pg 259) and its recommendation is “Approve/Eligible” with a DTI of 49.81%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94293421	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,786.95	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$448.96	3.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	31.833%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.

xx chain of assignment has been found.

xx active liens and judgments have been found.

xx Xst and Xnd installment of tax for the year of XXXX have been paid in the amount of $XXXX.XX on xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX

xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX

xx reason for default is unable to be determined. xx subject property is occupied by the owner. xx comments have been found for damage or repairs.
xx:xx:xx	xx	Final Title Policy	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 104 (xx) |----| xx: NA. xx: xx: xx: MI xx: xx: xx: xx %: xx: xx per MI xx MI xx is xx. xx: xx: xx: xx: 4471 xx: 4471 xx: xx %: xx: xx as 4471 xx. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "-Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2020 reflect Points - Loan Discount Fee at $1,319.00. Final CD dated xx/xx/2020 reflects the increasing of Points - Loan Discount Fee at $1,675.59. This is an increase of $356.59 for charges that cannot increase 0% test.

-Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2020 reflect Transfer Taxes at $2.00. Final CD dated xx/xx/2020 reflects the increasing of Transfer Taxes
Fee at $400.00.(Transfer Taxes of $402.00 paid by seller ). This is an increase of $400.00 for charges that cannot increase 0% test."
* Loan does not conform to program guidelines (Lvl 3)     "Borrower required $5000 to close. 1003 showed $36000. Tape shows borrower was short funds to close at closing."
* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "Final title policy is missing in the loan file. Values are updated as per commitment located at xx pg#63"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor Threshold test APR Calculated 4.853% APR Threshold 4.840% Over By +0.013%."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed ComplianceEase Higher priced mortgage loan test. APR Calculated 4.853% APR Threshold 4.840% Over By +0.013%.Missing Higher Priced Mortgage Loan Disclosure signed by Borrower."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86367258	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$853.86	$1,536.36	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$903.92	3.000%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	677	Not Applicable	45.118%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.

xx chain of assignment has been found.

xx active liens and judgments have been found.

xx Xst installment of tax for the year of XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx Xnd installment of tax for the year of XXXX has been delinquent in the amount of $XXX.XX on xx/xx/XXXX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.

xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.

xx reason for default is unable to be determined. xx subject property is occupied by the owner. xx comments have been found for damage or repairs.
xx:xx:xx	xx	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 75 (xx)   xx %:    xx:    xx: xx:
xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx per xx data ,xx of xx is xx-xx. xx documents reflects as xx-xx/xx rate or term. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.118%, the Borrower income was $4,149.75 and total expenses are in the amount of $1,872.28.Max manual UW is 43%. AUS/DU is missing."	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "DU report is missing from the Loan Documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing from the Loan Documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6002452	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,635.52	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,163.14	4.875%	360	xx	xx	Conventional	Fixed	Refinance	117.824%	132.295%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	93.235%	First	Short Form Policy	Not Applicable	$50,200.00	06/05/2020	$391,504.22	Not Applicable	2.500%	$1,291.10	06/01/2020	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx is a junior mortgage in the amount of $XX,XXX.XX with lender, xx, N.A. which was executed on xx/xx/XXXX and recorded on xx/xx/XXXX. xx per subordination agreement dated xx/xx/XXXX, this mortgage has been subordinated with subject mortgage.
xx are multiple state tax liens active against borrower, xx in the total amount of $XX,XXX.XX which were recorded on different dates by xx tax commission.
xx taxes of XXXX are paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx per payment history as of xx/xx/XXXX, the borrower is X month delinquent with loan payments. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected per tape data is $XXX,XXX.XX.	xx:xx to servicing comments as of xx/xx/XXXX, the loan is in collection. xx per payment history as of xx/xx/XXXX, the borrower is X month delinquent with loan payments. xx next due date is xx/xx/XXXX and the last payment was received on xx/xx/XXXX in the amount $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected per tape data is $XXX,XXX.XX.
RFD is unable to be determined.
xx was modified on xx/xx/XXXX with new UPB of $XXX,XXX.XX. xx UPB to be paid with fixed interest at the rate of X.XXX% by making P&I of $XXXX.XX.

xx:xx:xx	xx was modified on xx/xx/XXXX with new UPB of $XXX,XXX.XX. xx UPB to be paid with fixed interest at the rate of X.XXX% by making P&I of $XXXX.XX from xx/xx/XXXX to xx/xx/XXXX (xx). xx interest rate will step up to X.X% on xx/xx/XXXX. xx, the rate remains fixed for the rest of the loan.	Good Faith Estimate Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	xx: xx REO xx? xx: xx: xx |---| |----| xx: REO is not active. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 108 (xx)   xx %:    xx: xx per payment history.   xx: xx:
xx: xx: 360   xx: 519   xx: -159   xx %: -30.xx%   xx: xx per underwriting documents.   xx: xx:
xx: xx LTV (OLTV)   xx: 117.824%   xx: 117.820%   xx: 0.004%   xx %: 0.00400%   xx: xx per underwriting documents.   xx: xx:
xx: xx: xx: _22122210000000433332103   xx:    xx %:    xx: xx per payment history.   xx: xx:
xx: xx: xx: 30123333400000001222122_ xx: xx %: xx: xx per payment history. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $372,015.26. The disclosed finance charge of $369,980.40 is not considered accurate because it is understated by more than $100."
* DTI > 60% (Lvl 2)     "According to final application the total income is $8000.00 and total expense are in the amount of $7012.47. Hence, DTI exceeds 60.00%"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per review of loan file, the appraised value is less than loan amount.  Hence, LTV exceeds 100.00%"
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41283220	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	Unavailable	$10,216.78	01/14/2025	Not Applicable	No	FB/Workout	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,575.11	8.000%	360	xx	xx	Conventional	ARM	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2013	$371,989.68	Not Applicable	4.250%	$1,635.32	12/01/2013	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx which was recorded on xx/xx/XXXX. xx is on second lien position. xx there is one senior mortgage on the subject property in the amount of $XX,XXX.XX in favor of xx, xx. which was recorded on xx/xx/XXXX. xx is one civil judgment open against the borrower in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX	xx to review of the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X months and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXXX.XX which includes P&I $XXXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history tape is in the amount of $XX.	xx:xx the loan is in foreclosure.
xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X months and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX.
xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX and the rate was starting from X.XXX% and borrower had given promise to pay P&I in the amount of $X,XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX.
xx per collection comment, the foreclosure was initiated and referred to attorney on xx/xx/XXXX. xx process puts on hold due to loss mitigation dated on xx/xx/XXXX. xx details have been found regarding foreclosure process.
xx bankruptcy has been filed.
xx per collection comment the subject property is occupied by owner and is in good condition. xx comment regarding damage and repairs located to the subject property.

xx:xx per collection comment, the foreclosure was initiated and referred to attorney on xx/xx/XXXX. xx process is on hold due to loss mitigation dated on xx/xx/XXXX. xx details have been found regarding foreclosure process.
xx:xx	xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX and the rate was starting from X.XXX% and borrower had given promise to pay P&I in the amount of $X,XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX.	Affiliated Business Disclosure	xx: xx in xx? xx: xx: xx |---| |----| xx: FC is xx. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1415 (xx)   xx %:    xx: xx date is xx/xx/2021.   xx: xx:
xx: xx: 360   xx: 499   xx: -139   xx %: -27.xx%   xx: xx term month is 360.   xx: xx:
xx: xx: 4MMMM4MMMMMMMMMM4MMM4MM4   xx: _43210999999998766543432   xx:    xx %:    xx: PH string is 4MM4MMMMMMMMMMMMM.   xx: xx:
xx: xx: 4MM4MMM4MMMMMMMMMM4MMMM4   xx: 23434566799999999903234_   xx:    xx %:    xx: PH string is 4MM4MMMMMMMMMMMMM.   xx: xx:
																																																																																				xx: xx of xx: xx rate or term xx: xx in xx/xx: xx %: xx: xx per application is xx rate. xx: xx:	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26849949	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,690.56	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,652.18	7.700%	360	xx	xx	Conventional	Fixed	Refinance	80.255%	80.255%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2018	$221,788.96	Not Applicable	5.000%	$1,277.65	10/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with xx. xx, recorded with the xx# xx.
xx of assignment has been completed. xx last assignment is with xx, xx.

xx mortgages, liens and judgments found against the borrower and property is as follows:
xx active xx and judgments have been found against property and borrower.
Xnd installment xx of XXXX have been due on xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for a month. xx last payment was received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXx to determine current UPB.xx, the UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is collection.
  xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for a month. xx last payment was received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXx to determine current UPB.xx, the UPB reflected as per the payment history is in the amount of $XX.
xx borrower has been making payment as per xx modification agreement was made on xx/xx/XXXX.xx agreement made between the borrowers .xx new modified principal balance as per modification is in the amount of $XX with interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $X,XXX.XX beginning from xx/xx/XXXX. xx maturity date as per loan modification agreement is xx/xx/XXXX.
xx comment does not state RFD.
xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx:xx:xx	xx borrower has been making payment as per xx modification agreement was made on xx/xx/XXXX.xx agreement made between the borrowers .xx new modified principal balance as per modification is in the amount of $XX with interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $X,XXX.XX beginning from xx/xx/XXXX. xx maturity date as per loan modification agreement is xx/xx/XXXX.	Affiliated Business Disclosure Condo/PUD Rider Credit Application Notice of Servicing Transfer Right of Rescission	xx: xx of xx: xx/xx/2018 xx: xx/xx/2018 |---| -30 (xx) |----| xx: xx per modification the loan was modified on xx/xx/2018. xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1355 (xx)   xx %:    xx: xx per the payment history the last payment was received date is xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 80.255%   xx: 80.250%   xx: 0.005%   xx %: 0.00500%   xx: xx LTV is 80.255%.   xx: xx:
xx: xx: xx: _22224322222221111111102   xx:    xx %:    xx: xx payment history string xx.   xx: xx:
xx: xx: xx: 20111111122222222342222_   xx:    xx %:    xx: xx payment history string reversed xx.   xx: xx:
xx: xx of xx: xx rate or term   xx: xx - xx:    xx %:    xx: xx per the xx Hud1 and xx application the purpose of the loan is xx rate or term.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx per the xx Hud1 the purpose of the loan is xx rate or term.   xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: xx per the xx HUD-1 the purpose of transaction is refinance.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx per appraisal report the subject property is PUD. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Condo / PUD rider Missing (Lvl 2)     "As per appraisal the subject property type is PUD.However, the PUD rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11510928	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,136.95	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$678.15	4.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	28.047%	First	Final policy	Not Applicable	Not Applicable	03/01/2017	$112,210.57	Not Applicable	4.000%	$317.33	03/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx, N.A.

xx junior or senior judgments/liens/mortgages:

X. xx is an active junior credit card judgment available in the updated title report against xx K. xx and xx L.xx in the amount of $X,XXX.XX in favor of "xx" and it was recorded on xx/xx/XXXX.
xx of updated payment history as of xx/xx/XXXX, the loan is currently X month in delinquency and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX	xx:xx per updated payment history as of xx/xx/XXXX, the loan is currently X month in delinquency and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XXxx shows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.
xx:xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Notice of Servicing Transfer	xx: xx REO xx? xx: xx: xx |---| |----| xx: xx applicable. xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1365 (xx)   xx %:    xx: xx payment received date is xx/xx/2021.   xx: xx:
xx: xx: 360   xx: 364   xx: -4   xx %: -1.xx%   xx: xx original maturity term months are 360.   xx: xx:
xx: xx: 000000000000000000000000   xx: _21101111111101011110000   xx:    xx %:    xx: xx history string is 000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000 xx: 00001111010111111111112_ xx: xx %: xx: xx history string reversed is 000000000000000000000000. xx: xx:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24096079	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,964.78	12/12/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,074.30	4.875%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/01/2013	$172,719.32	Not Applicable	4.000%	$721.86	09/01/2013	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of xx, xx with loan amount $XXX,XXX.XX and which was recorded on xx/xx/XXXX with instrument# xx.
xx chain of mortgage assignment has been completed. xx, the mortgage assignment is with J. P. xx.
xx active liens and judgments have been found against the borrower and subject property.
xx taxes for year XXXX-XXXX have been paid off in the amount of $XXXX.XX.
xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX.	xx:xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX.

xx was not filed.

xx information has been found regarding the foreclosure.

xx subject property has been occupied by the owner.

xx damages or repairs have been found.

xx:xx:xx	xx loan was modified on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx interest bearing amount was $XXX,XXX.XX with interest rate X.XX% and the modified P&I was $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx: xx of xx: xx/xx/2013 xx: xx/xx/2013 |---| -6 (xx) |----| xx: xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 28 (xx)   xx %:    xx:    xx: xx:
xx: xx: 360   xx: 595   xx: -235   xx %: -39.xx%   xx:    xx: xx:
xx: xx: xx: _21002100100000010000000   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 00000001000000100121012_ xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22664177	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$992.04	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$520.75	3.875%	180	xx	xx	Conventional	Fixed	Cash Out	57.028%	57.028%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	32.002%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of xx, NA with loan amount $XX,XXX.XX and which was recorded on xx/xx/XXXX with instrument# xx. xx chain of mortgage assignment has been completed. xx, the mortgage assignment is with xx, xx. xx active liens and judgments have been found against the borrower and subject property. xx taxes for year XXXX was due in the amount of $XXX.XX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance is in the amount of $XX	xx:xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance is in the amount of $XX

xx to the PACER, xx and xx F. xx (borrower) had filed bankruptcy under chapter-XX with the case#XX-xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $X.XX. POC was filed on xx/xx/XXXX, in the secured claim amount $XX,XXX.XX and an arrearage in the amount of $XXXX.XX.

xx:xx:xx to the PACER, xx and xx F. xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX.
																																																																																	xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $X.XX. POC was filed on xx/xx/XXXX, in the secured claim amount $XX,XXX.XX and an arrearage in the amount of $XXXX.XX.	xx	Affiliated Business Disclosure Good Faith Estimate Notice of Servicing Transfer Right of Rescission	xx: xx REO xx? xx: xx: xx |---| |----| xx: xx: xx: xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: 133 (xx) xx %: xx: xx: xx: xx: xx LTV (OLTV) xx: 57.028% xx: 57.030% xx: -0.002% xx %: -0.00200% xx: xx: xx: xx: xx: xx: _21000011101222110001010 xx: xx %: xx: xx: xx: xx: xx: xx: 01010001122210111001012_ xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl 2) "GFE is missing from the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,178.45	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24489852	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,405.94	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,286.95	3.000%	360	xx	xx	FHA	Fixed	Purchase	88.478%	88.478%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	663	787	35.778%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx for the year XXXX-XX have been paid in the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX.xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XX%. xx current UPB is reflected in PH tape for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX.xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XX%. xx current UPB is reflected in PH tape for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Affiliated Business Disclosure Initial 1003_Application Missing Initial LE Missing Required Disclosures Mortgage Insurance Notice of Servicing Transfer	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: MI is required. xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx: xx reflects mortgage type is FHA.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 2 (xx)   xx %:    xx: xx per the appraisal report original appraisal date is xx/xx/2020.   xx: xx:
xx: xx CLTV xx: 88.478%   xx: 86.957%   xx: 1.521%   xx %: 1.xx%   xx: xx used for xx: $345,000.00. xx of xx(s): $0.00. xx: $305,250.00. CLTV =88.478%.   xx: xx:
xx: xx LTV (OLTV)   xx: 88.478%   xx: 86.957%   xx: 1.521%   xx %: 1.xx%   xx: xx used for xx: $345,000.00. xx: $305,250.00. LTV =88.478%.   xx: xx:
xx: xx: 0000000000   xx: 0000000000XX   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 0000000000   xx: XX0000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 351 xx: 350 xx: 1 xx %: 0.xx% xx: xx reflects stated remaining term as 351. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Initial Closing Disclosure dated xx/xx/2020. The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date xx/xx/2020."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase TRID Tolerance Test is Incomplete due to Initial LE is missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counselling Disclosure is missing from loan document."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance certificate is missing from loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from loan document."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement Services Provider List is missing from loan document."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer document is missing from loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 35.78%. Seller tape reflects Loan did not meet the credit guidelines. Further information was not provided. Unable to rely on docs unable to calc ATR."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83231573	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$432.28	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$316.61	3.250%	360	xx	xx	Conventional	Fixed	Refinance	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.382%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX, with MERS as nominee for xx, xx., recorded with the xx#xx.

xx chain of assignments found. xx to determine last assignee.

xx active liens and judgments have been found against borrower and property.

xx are no prior year real estate delinquencies.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| 23 (xx) |----| xx: xx per xx data, xx date reflect xx/xx/2020. xx, xx document reflect xx/xx/2020. xx: xx:
xx: xx: 00000000000000   xx: 000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: 00000000000000   xx: 000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: 348 xx: 347 xx: 1 xx %: 0.xx% xx: xx per xx data, xx reflect 347 months. xx, xx reflect 348. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Loan estimate dated xx/xx/2020 reflect Points-Loan Discount Fee at 827.00. However, Final CD dated xx/xx/2020 reflects Points-Loan Discount Fee at $1,199.00. This is a increase in fee of $372.00 for charges that cannot increase. Total tolerance violation is $372.00.

This loan failed the charges that in total cannot increase more than 10% test. The final charges that in total cannot increase more than 10% ($1,148.00) exceed the comparable charges ($1,005.40.00) by more than 10%."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Per tape, HomeOne Mortgages must be "No cash out" refinance. LTV exceeded program maximum."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41270235	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,010.28	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$992.19	2.375%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	52.265%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx. for the amount of $XXX,XXX.XX.
xx to the updated title report dated xx/xx/XXXX, the chain of assignment has not been completed. xx assignments have been found.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx annual taxes for the year of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property is unable to be determined. xx per the comment dated xx/xx/XXXX, the reason for default is excessive obligation. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx as xx.

xx:xx:xx	xx	Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A. xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx: xx reflects xx as FHA.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 22 (xx)   xx %:    xx: xx report reflects xx as xx/xx/2020.   xx: xx:
xx: xx CLTV xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx used for xx: $260,000.00. xx of xx(s): $0.00. xx: $255,290.00. CLTV = 98.188%.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx used for xx: $260,000.00. xx: $255,290.00. CLTV = 98.188%.   xx: xx:
xx: xx: 0000000   xx: 0000000XXXXX   xx:    xx %:    xx:    xx: xx:
xx: xx: 0000000   xx: XXXXX0000000   xx:    xx %:    xx:    xx: xx:
xx: xx: 355 xx: 353 xx: 2 xx %: 0.xx% xx: xx reflects stated remaining term as 355. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "- Loan failed charges that cannot increase test. Initial LE dated xx/xx/2020 does not reflects Appraisal Re-Inspection Fee. However, Final CD dated xx/xx/2021 reflects Appraisal Re-Inspection Fee at $150.00. This is an increase of +$150.00 for charges that cannot increase."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Disclosure reflects borrower’s signature in loan file. However, Initial Escrow Date is missing."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows Project FC date 05-29-22 2. This loan is uninsurable due to ZFHA invalid error message in FHA Connection. The borrower does not qualify for a manual underwrite or a refinance."
* MI, FHA or MIC missing and required (Lvl 3)     "Loan is FHA and MI Certificate is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application reflects loan originator signature in loan file. However, initial application date is missing."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2021 and the loan closed on xx/xx/2021. No lock extension found."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.265% as the borrower’s income is $9,277.72 and total expenses are in the amount of $4,849.00 per AUS/DU (LocatorXX) and its recommendation is "Approve/Eligible" with 52.27%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3415781	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$847.64	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$587.25	2.750%	360	xx	xx	Conventional	Fixed	Purchase	92.806%	92.806%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	49.017%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender xx, xx. in the amount of $XXX,XXX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xst half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXX.XX.
xx Xnd half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.xx%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.xx%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx per comment dated xx/xx/XXXX, reason for default is curtailment of income. xx, no details have been found regarding covid impact.
xx borrower xx, xx has been working at xx as surgical workflows xx for XX years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| 7 (xx) |----| xx: xx appraisal reflects original appraisal date as xx/xx/2020. xx: xx:
xx: xx CLTV xx: 92.806%   xx: 92.807%   xx: -0.001%   xx %: -0.00100%   xx: xx used for xx: $155,000.00. xx of xx(s): $0. xx: $143,850. CLTV = 92.806%.   xx: xx:
xx: xx LTV (OLTV)   xx: 92.806%   xx: 92.807%   xx: -0.001%   xx %: -0.00100%   xx: xx used for xx: $155,000.00. xx: $143,850. CLTV = 92.806%.   xx: xx:
xx: xx: 0000000000000   xx: 000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: 0000000000000   xx: 000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: 348   xx: 347   xx: 1   xx %: 0.xx%   xx: xx original note reflects stated remaining term as 348.   xx: xx:
xx: xx: xx (>=9 xx) xx: xx (1-4 xx) xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.017% as the Borrower income was $7,639.66 and total expenses are in the amount of $3,744.72 per AUS/DU (Locator#XX.pdf pg#134) and its recommendation is “Approve/Eligible with 49.02%.”."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan is uninsurable due to no entitlements. Supporting documents to validate the issue is missing from the loan documents."
																																																																																							* VA Disclosures (Lvl 3) "VA Loan Guaranty Certificate is missing in the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45154986	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,852.52	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,501.62	2.750%	360	xx	xx	FHA	Fixed	Refinance	90.821%	90.821%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $xx.
xx chain of assignment has been completed. xx, the assignment is with xx, xx., which is recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst installment county taxes of XXXX have been paid in the amount of $XXXX.XX
Xnd installment county taxes of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history as of xx/xx/XXXX, the borrower has been current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx UPB is $XXX,XXX.XX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX.	xx:xx loan is currently is in performing and the next payment is due xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx comments have been found stating the borrower’s income has been impacted by xx. xx borrower xx M xx has been working at xx- xx as a xx for X years.
xx:xx:xx	xx	Mortgage Insurance Notice of Servicing Transfer	xx: B1 xx-xx? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx #1 xx: M. xx: xx:    xx %:    xx: xx #1 xx name is M.xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx B1 U/W   xx: xx: $0.00   xx:    xx %:    xx: xx is not available.   xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx: xx type is FHA   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 4 (xx)   xx %:    xx: xx date is xx/xx/2020   xx: xx:
xx: xx CLTV xx: 90.821%   xx: 89.260%   xx: 1.561%   xx %: 1.xx%   xx: xx is not available.   xx: xx:
xx: xx LTV (OLTV)   xx: 90.821%   xx: 89.260%   xx: 1.561%   xx %: 1.xx%   xx: xx LTV is 90.821%   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 0.000%   xx:    xx %:    xx: xx is not available.   xx: xx:
xx: xx of xx: xx rate or term   xx: xx (GSE definition)   xx:    xx %:    xx:    xx: xx:
xx: xx: 349 xx: 348 xx: 1 xx %: 0.xx% xx: xx remaining term is 349 xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE Risk indicator is "Moderate" since this loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $38.22 on the 2nd revised PCCD dated xx/xx/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $38.22 on the 2nd revised PCCD dated xx/xx/2020."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the FHA Case# was incorrect & unable to cure it. The subject loan was underwritten as a "Streamline Refinance" with Appraisal but the Case# was done without Appraisal."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99791621	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,462.93	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$978.09	4.750%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	45.248%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx,
xx DBA xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx DBA xx is recorded on xx/xx/XXXX
xx active liens and judgments have been found.
Xst installment county taxes of XXXX have been paid in the amount of $XXXX.XX
Xnd installment county taxes of XXXX have been due in the amount of $XXXX.XX.
xx charges of XXXX have been delinquent in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx per the comment dated xx/xx/XXXX, the RFD is curtailment of income. xx property is owner occupied. xx per the comment dated xx/xx/XXXX, the borrower’s income was impacted by xx. xx X months FB plan in the amount of $XXXX.XX. xx, it was extended.
xx repairs and damages have been found.
xx borrower xx A. xx has been working at xx as an xx for X years XX months.

xx:xx:xx	xx	xx: xx of xx: 23 xx: 26 |---| -3 |----| -11.xx% xx: xx per tape data age of loan reflect 26. xx audit value reflect age of loan as 23. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx final CD reflect escrow account yes.   xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: 38 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2019.   xx: xx:
xx: xx-xx per 1003   xx: 0.000%   xx: 45.428%   xx: -45.428%   xx %: -45.xx%   xx: xx T&I for xx: (xx $329.03+ xx $56.50+MI$.00+ flood insurance $0.00+ HOA xx $25.00) xx primary housing expenses after subj loan is $2,500.00. xx income $9,162.86. xx-close housing ratio per 1003 is 27.293%.   xx: xx:
xx: xx/xx: xx: xx:    xx %:    xx: xx dated xx/xx/2019 reflects the subject property as a xx.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx dated xx/xx/2019 reflects the subject property as a PUD. xx notarized on xx/xx/2019 contains a PUD rider. xx: xx:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "As per Net operating income is $12,473.64 and annual payments ( Debt Service ) is $ 16,363.44 and there Debt service cover ratio (DSCR) is 0.76 which is less than the 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan is non-owner occupied approved using expired leases. No ATR issue but insufficient funds verified per Aus requirements."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80468480	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,681.36	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$369.93	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	59.028%	59.028%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	50.726%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx,
xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx DBA xx is recorded on xx/xx/XXXX.
xx active liens and judgments have been found.
Xst and Xnd installment county taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx.
xx borrower xx has been working at xx-xx as a xx for X years X months.

xx:xx:xx	xx	xx: xx of xx: 15 xx: 21 |---| -6 |----| -28.xx% xx: AS per tape data age of loan reflect as 21. however audit value reflects age of loan as 15. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx CD xx account indicator reflect "YES".   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2019   xx: 117 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2020.   xx: xx:
xx: xx-xx per 1003   xx: 14.040%   xx: 50.000%   xx: -35.960%   xx %: -35.xx%   xx: xx T&I for xx: (xx $183.40+ xx $85.59+MI$.00+ flood insurance $0.00+ HOA xx $0.00) xx primary housing expenses after subj loan is $638.92. xx income $4,550.83. xx-close housing ratio per 1003 is 14.040%.   xx: xx:
xx: xx: xx: PUD xx: xx %: xx: xx dated xx/xx/2020. reflects the subject property as a single family residence. xx notarized on xx/xx/2020 contains no riders for property type. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Qualified mortgage DTI of 50.726% the Borrower income was $4,550.83 and total expenses are in the amount of $2,308.47 and the loan was underwritten by AUS/LP and its recommendation is “Caution/Not Eligible” with a DTI of 53%."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: $3,905.30 Fees Threshold: $3,297.00 Over by +$608.30. The following fees were included in the test: Lock Extension Fee paid by Borrower: $340.00 Points - Loan Discount Fee paid by Borrower: $1,766.30 Processing Fee paid by Borrower: $1,000.00 Underwriting Fee paid by Borrower: $799.00"
																																																																																							* GSE Points and Fees Test Violations (Lvl 3) "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $3,905.30 Fees threshold $3,297.00 Over By +$608.30 The below fees were included in the test: Lock Extension Fee paid by Borrower: $340.00 Points - Loan Discount Fee paid by Borrower: $1,766.30 Processing Fee paid by Borrower: $1,000.00 Underwriting Fee paid by Borrower: $799.00"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3404081	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,497.66	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,511.97	3.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	48.151%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx current assignment is with the lender MERS as nominee for xx.
xx active liens and judgments have been found against the borrower and the property.
xx first and second installment taxes are due on xx/xx/XXXX and xx/xx/XXXX each in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is current with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for the default of the borrower was the curtailment of income. xx borrower was approved for the X months of forbearance plan which was started from xx/xx/XXXX to xx/xx/XXXX. xx borrower approved the extension forbearance plan which was ended on xx/xx/XXXX. xx further details have been found.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.
xx per the final application, the borrower is self-employed at xx for XX months.

xx:xx:xx	xx	xx: xx of xx: 14 xx: 18 |---| -4 |----| -22.xx% xx: xx age of loan is 14 months. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx CD reflect xx as xx.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 69 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2020.   xx: xx:
xx: xx-xx per 1003 xx: 39.447% xx: 48.151% xx: -8.704% xx %: -8.xx% xx: xx failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 39.447%, the xx income was $5,146.85 and total expenses are in the amount of $2,030.28 and the loan was underwritten by AUS/DU (xx#) and its recommendation is “xx/xx” with a DTI of 39.447% xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed Charges That Cannot Increase Test. Initial LE dated xx/xx/2020 shows Transfer Taxes in the amount of $2,340.00. However the same fee is increased in the Final CD dated xx/xx/2020 to $2,700.00. This is fee increase of $360.00 which is paid by Seller. Valid COC is missing from the loan file."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Per tape, this is a now resolved occupancy discrepancy. Subject is OO."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.151%, the Borrower income was $5,146.85 and total expenses are in the amount of $2,478.28 and the loan was underwritten by AUS/DU (Locator# ) and its recommendation is “Approve/Eligible” with a DTI of 48.151%"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47890765	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,010.08	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,497.17	3.125%	360	xx	xx	Conventional	Fixed	Refinance	72.813%	72.813%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	23.258%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx. xx which is recorded on xx/xx/XXXX.
xx is a senior mortgage in the amount of $XXX,XXX which was recorded on xx/xx/XXXX in the favor of MERS as nominee for xx.
xx active liens and judgments have been found.
xx county taxes of XXXX have been due in the amount of $XXXX.XX. xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx.
xx borrower X xx has been working at UMG xx., as an xx of IT for X years X months and the borrower X xx has been working at xx as a xx for XX years X months. .

xx:xx:xx	xx	xx: xx of xx: 13 xx: 16 |---| -3 |----| -18.xx% xx: xx per xx data, xx of xx reflect 16 months. xx, xx reflect 13. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx data, xx reflect no. xx, xx CD reflect yes.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 63 (xx)   xx %:    xx: xx per xx data, xx note date reflect xx/xx/2020. xx, xx document reflect xx/xx/2020.   xx: xx:
																																																																																				xx: xx-xx per 1003 xx: 14.559% xx: 52.410% xx: -37.851% xx %: -37.xx% xx: xx PITIA of xx for xx:$5,157.08. xx $35,420.98. xx-xx per 1003 reflects 14.559%. xx: xx:	3: Curable		* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $190,105.51. Calculated Finance Charge $191,625.40 for an under disclosed amount of $1,519.89. Reason for Finance Charge under disclosure is due to The disclosed finance charge of $190,105.51 is not considered accurate because it is understated by more than $100."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 23%. Tape shows BWR2 was not employed at closing and DTI may be over 52%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30789437	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,062.57	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,956.91	2.375%	180	xx	xx	Conventional	Fixed	Purchase	50.000%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	20.403%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx active judgments or liens have been found against the name of borrower or subject property.

xx annual combined xx for XXXX have been paid in the amount of $XX,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx evidence of employment has been found.

xx:xx:xx	xx	Credit Application Initial 1003_Application	xx: xx of xx: 7 xx: 10 |---| -3 |----| -30.00000% xx: NA xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx data, xx no. xx, xx CD reflect yes.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 39 (xx)   xx %:    xx: xx per xx data, xx doc date reflect xx/xx/2020. xx, xx of documents reflect xx/xx/2020.   xx: xx:
xx: xx-xx per 1003   xx: 4.011%   xx: 20.404%   xx: -16.393%   xx %: -16.xx%   xx: xx income was $103,466.83 and total expenses are in the amount of $21,110.00 hence calculated DTI as per 1008 is 20.40%.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx per xx data, xx type reflect xx family. xx, xx document reflect xx with PUD xx. xx: xx:	3: Curable	* Application Missing (Lvl 3) "A copy of Final Application is missing from the loan documents. However, all details are taken from Payment letter & Transmittal Summary document."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "A copy of Initial Application is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan closed at 20.40%. Tape shows rental history requirement of 12 months has been not been met and that there was an input error. Elevated for client review. Unable to rely on docs in file and unable to calc ATR."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80113044	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$557.62	2.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	799	Not Applicable	30.715%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage (UCC) was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx which was recorded on xx/xx/XXXX under xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx active judgments or liens have been found against the name of borrower or subject property.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx the time of loan origination borrower was working as “xx” at “xx” for XX months.
xx:xx:xx	xx	xx: xx of xx: 4 xx: 10 |---| -6 |----| -60.00000% xx: xx per xx doc age of loan is 10. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx CD reflectls escrow account indicator as xx.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2020   xx: 110 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx-xx per 1003   xx: 21.431%   xx: 30.715%   xx: -9.284%   xx %: -9.xx%   xx: xx per 1003 xx-close housing ratio as 21.431%.   xx: xx:
																																																																																				xx: xx: xx-op xx: xx (1-4 xx) xx: xx %: xx: xx dated xx/xx/2020 reflects the subject property as a xx-operative unit. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape defect shows that No material defect outstanding on this loan. This was suspended from purchase by the original investor due to an incorrectly executed Note which has since been corrected."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30091105	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$18,671.36	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,669.90	2.750%	360	xx	xx	Conventional	Fixed	Refinance	51.369%	51.369%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	772	64.764%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage (UCC) was originated on xx/xx/XXXX in favor of MERS as nominee for xx partnership which was recorded on xx/xx/XXXX under xx chain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xx active judgments or liens have been found against the name of borrower or subject property.

xx annual combined xx for XXXX have been paid in the amount of $XX,XXX.XX.
xx prior year delinquent taxes have been found.

xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx the time of loan origination borrower was working as “CEO” at “xx” for XXX months.
xx:xx:xx	xx	Missing DU/GUS/AUS	xx: xx of xx: 5 xx: 9 |---| -4 |----| -44.xx% xx: xx reflects xx of loan is 5. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx CD reflects xx account indicator is xx.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2020   xx: 65 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx-xx per 1003   xx: 24.591%   xx: 64.760%   xx: -40.169%   xx %: -40.xx%   xx: xx per 1003 xx-close housing ratio is 24.591%.   xx: xx:
xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx per 1003 xx of refinance is xx rate or term. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Tape shows income miscalc in file. Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 64.764%, the Borrower income was $21,875.01 and total expenses are in the amount of $14,167.04."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the revised closing disclosure delivery date test due to Final CD dated xx/xx/2021 is hand signed by borrower on date xx/xx/2021.which is after consummation date xx/xx/2021."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS/DU is missing from Loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69040188	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,429.88	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,038.51	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	685	Not Applicable	30.284%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx current assignment is with the lender MERS as nominee for xx, xx.
xx active liens and judgments have been found against the borrower and the property.
xx first installment taxes have been paid on xx/xx/XXXX and the second installment taxes are due on xx/xx/XXXX each in the amount of $X,XXX.XX.
xx utility taxes of XXXX and XXXX have been delinquent in the amount of $XX.XX and $XX.XX respectively and they were good through on xx/xx/XXXX.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.
xx per the final application, the borrower is working at xx as a xx for XX months.

xx:xx:xx	xx	Missing Disclosures Missing or error on the Rate Lock	xx: xx of xx: 3 xx: 7 |---| -4 |----| -57.xx% xx: xx age of loan is 3 months. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx CD reflects xx account as xx.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 48 (xx)   xx %:    xx: xx reflects xx as xx/xx/2021.   xx: xx:
xx: xx-xx per 1003 xx: 0.000% xx: 30.284% xx: -30.284% xx %: -30.xx% xx: xx subject property PITIA (P&I $1,038.51 + xx $73.17 + xx $226.29 equals $1,337.97 xx verified monthly income equals $4,850.68 xx equals 0.00%. xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved at 30% as NOO per 1008 and AUS. 1003 shows OO. Tape says not misrep but a “mishandling”. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "A copy of rate lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "Operating Income Sheet is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Original Note reflects Note Date as xx/xx/2021. However Final CD reflects Settlement date as xx/xx/2021."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45252611	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,039.86	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,204.71	3.375%	360	xx	xx	Conventional	Fixed	Refinance	73.649%	73.649%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	744	708	49.906%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx, with xx/xx#xx/XXX.

xx chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx, xx.

xx active judgments or liens have been found against the borrower.
Xst and Xnd installments combined taxes of XXXX/XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the total amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx-xx as a xx from X.X years.

xx:xx:xx	xx	xx: xx of xx: 2 xx: 6 |---| -4 |----| -66.xx% xx: NA xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per loan document initial xx account is available. (xx#)   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 74 (xx)   xx %:    xx: xx note doc date reflects is xx/xx/2021.   xx: xx:
xx: xx-xx per 1003   xx: 0.000%   xx: 49.906%   xx: -49.906%   xx %: -49.xx%   xx: xx subject property PITIA (P&I $ 1,204.71 + xx $ 503.33 + xx $148.84 + xx $0.00 + MI $0.00 + HOA xx $0.00) equals $652.17. xx verified monthly income equals $16,273.73. xx equals 16.757%.   xx: xx:
																																																																																				xx: xx of xx: xx (GSE definition) xx: xx-xx: xx %: xx: xx per xx 1003 xx of refinance type as xx. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Per Tape seller defects shows that 2055 exterior only was not completed within the scope of work for Fannie Mae due to temporary Covid 19 appraisal flexibilities."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.906% as the Borrower income was $16,273.73 and total expenses are in the amount of $8,121.63 per AUS/DU (Locator#XX9) and its recommendation is "Approve/Eligible" with 49.91%."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73388401	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$44,446.46	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,004.83	4.125%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	55.855%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx current assignment is with the lender MERS as nominee for xx, xx.
xx active liens and judgments have been found against the borrower and the property.
xx first installment taxes have been paid on xx/xx/XXXX and the second installment taxes are due on xx/xx/XXXX each in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.
xx per the final application, the borrower is working at xx as a xx for XXX months.

xx:xx:xx	xx	xx: xx of xx: 3 xx: 6 |---| -3 |----| -50.00000% xx: xx age of loan is 3 months. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 44 (xx)   xx %:    xx: xx reflects xx doc date as xx/xx/2021.   xx: xx:
xx: xx-xx per 1003   xx: 21.306%   xx: 55.860%   xx: -34.554%   xx %: -34.xx%   xx: xx reflects xx-xx per 1003 as 21.306%.   xx: xx:
																																																																																				xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx reflects purpose of refinance per application as xx. xx: xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI approval inaccurate. DTI may be over 55%. Further details not provided. Unable to rely on docs in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5269158	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,519.49	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$898.09	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	59.701%	59.701%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	739	Not Applicable	38.153%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx,
xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx current assignment is with the lender MERS as nominee for xx.
xx active liens and judgments have been found against the borrower and the property.
xx combined taxes have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final application, the borrower is working at xx of xx as a xx for XXX months.

xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 1 xx: 4 |---| -3 |----| -75.00000% xx: xx age of loan is 1 month. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx CLTV xx: 59.701%   xx: 59.702%   xx: -0.001%   xx %: -0.00100%   xx: xx used for xx: $335,000.00. xx of xx: $00.000. xx: $200,000.00. CLTV =59.701%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 44 (xx)   xx %:    xx: xx document in loan file reflects xx date as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 59.701%   xx: 59.702%   xx: -0.001%   xx %: -0.00100%   xx: xx used for xx: $335,000.00. xx: $200,000.00. LTV =59.701%.   xx: xx:
xx: xx-xx per 1003   xx: 17.659%   xx: 38.153%   xx: -20.494%   xx %: -20.xx%   xx: xx T&I for xx: (xx $543.30 + xx $117.42 + xx $00.000 + MI $00.000 + HOA xx $25.00 ) equals $1,583.81. xx income xx as $8,968.74. xx, xx-xx per 1003 is 17.659%.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx subject properyt type is PUD. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "The loan failed Charges that in total cannot Increase more than 10% test due to increase of fee in Final CD dated xx/xx/2021. Revised CD dated xx/xx/2021 reflects Recording Fee at $146.00. However, Final CD dated xx/xx/2021 reflects at $166.00. Valid COC for the increase of fee is missing from the loan documents. Comparable fee amount for Charges that cannot increase more than 10% in Initial Loan Estimate is $146.00 and on Final Closing Disclosure Fee amount is $166.00 Exceeds by $5.40."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing from loan documents. TX FMV disclosure in file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30342472	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,463.66	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,084.97	3.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	41.185%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx,
xx in the amount of $XXX,XXX.XX, which was recorded on XXX/XXXX.
xx assignment has been found. xx current assignment is with the lender MERS as nominee for xx, xx.
xx active liens and judgments have been found against the borrower and the property.
xx installment county taxes have been paid on xx/xx/XXXX in the amount of $XXX.XXX and second, third and fourth installment taxes are due on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX respectively each in the amount of $XXX.XX.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower did not make the first payment of the loan which is xx/xx/XXXX. xx, unable to determine the last transaction of the loan. xx per the payment history tape data, the PITI is $X,XXX.XX which includes P&I $X,XXX.XX with a rate of interest of X.XXX%. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to a review of the payment history as of xx/xx/XXXX, the borrower did not make the first payment of the loan which is xx/xx/XXXX. xx, unable to determine the last transaction of the loan. xx per the payment history tape data, the PITI is $X,XXX.XX which includes P&I $X,XXX.XX with a rate of interest of X.XXX%. xx UPB reflected in the latest payment history is in the amount of $XX.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final application, the borrower is working at xx as a xx for XXX months.
xx:xx:xx	xx	xx: xx of xx: 0 xx: 3 |---| -3 |----| -100.00000% xx: xx age of loan is zero. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx CD reflect xx as xx.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 42 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx-xx per 1003   xx: 39.887%   xx: 41.185%   xx: -1.298%   xx %: -1.xx%   xx: xx subject property PITIA (P&I $ 1,084.97 + xx $ 91.51 + xx $68.25 + xx $0.00 + MI $54.02 + HOA xx $84.00) equals $1,382.75. xx verified monthly income equals $3,466.67. xx equals 39.887%.   xx: xx:
xx: xx/xx: xx: xx:    xx %:    xx: xx per appraisal document xx property is xx.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx dated xx/xx/2021 reflects the subject property as a PUD. xx notarized on xx/xx/2021 contains a PUD rider. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed ComplianceEase TRID Tolerance Test due to Initial LE dated xx/xx/2021 does not reflect Transfer Taxes. However Revised CD dated xx/xx/2021 reflects addition of Transfer Taxes at $1,412.70. This is the total of $1,412.70 increase for charges that cannot increase."
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2021. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2021. Note date is xx/xx/2021."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 41.185%. Tape shows lack of stability of income and employment. Unable to rely on income doc and unable to calculate ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96056209	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,414.08	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$993.11	3.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	100.395%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.021%	First	Final policy	Not Applicable	$7,740.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which is recorded on xx/xx/XXXX.
xx is a junior mortgage in the amount of $XXXX which was recorded on xx/xx/XXXX in the favor of xx of the xx, a joint powers agency duly organized and validly existing under the laws of the xx of xx.
xx active liens and judgments have been found.

Xst and Xnd installment county taxes of XXXX have been paid in the amount of $XXXX.XX. xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX xx UPB reflected as per the payment history is in the amount of $XX	xx:
xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx.
xx borrower xx has been working at xx as a xx for XX years X months.

xx:xx:xx	xx	Missing Initial LE Notice of Servicing Transfer	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the TRID disclosure delivery and receipt date validation test since the Revised Loan Estimate Receipt Date (xx/xx/2020) is before Revised Loan Estimate Delivery Date (xx/xx/2020).

2. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (xx/xx/2021) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2021). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (4.617%) is exceeded APOR (4.390%) by 0.227%. The APR threshold is 4.390% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold Test: FAIL      Charged: 4.617%      Allowed: 4.390%      Over by: +0.227%

2. This loan has points and fees that exceed the points and fees threshold. The loan amount is $110,260.00 or more, and the transaction's total points and fees is $7,197.00, which exceeds 3 percent of the total loan amount of $212,013.54"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase did not test TRID Tolerance test since an initial LE dated xx/xx/2020 is missing from the loan file."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

Higher-Priced Mortgage Loan Test: FAIL     Charged: 4.617%      Allowed: 4.390%      Over by: +0.227%"
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was repurchased back due to excessive gift amount & the risk class of Caution.. The loan does not meet investor guidelines for HFA 1st & 2nd gift loans. Further details are not provided to confirm the same. Unable to rely on the provided documents in the loan file."
* Missing Initial LE (Lvl 3)     "An executed copy of initial LE dated xx/xx/2020 is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "An executed copy of Settlement Services Providers List (SSPL) dated xx/xx/2020 is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25762905	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,641.98	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,646.75	2.750%	360	xx	xx	FHA	Fixed	Purchase	96.153%	99.038%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	48.971%	First	Final policy	Not Applicable	$12,101.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx.

xx is a junior mortgage against the subject property in the favor of “the xx and xx of xx, xx”, which was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX with xx#xx.

xx is an UCC xx against the borrower in the favor of “xx, xx”, which was recorded on xx/xx/XXXX.

Xst and Xnd installment combined taxes of XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the total amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx, xx. as an xx from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: 99.038%   xx: 97.384%   xx: 1.654%   xx %: 1.xx%   xx: xx used for xx: $419,514.00 xx of xx: $12,101.00 xx:$403,377.00 CLTV =99.038%.   xx: xx:
xx: xx LTV (OLTV) xx: 96.153% xx: 94.500% xx: 1.653% xx %: 1.xx% xx: xx used for xx: $419,514.00. xx:$403,377.00 LTV =99.038%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID Tolerance Test is Incomplete due to Initial Loan Estimate is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan approve/eligible at DTI 48.97%. Seller tape shows FICO score under 680 and additionally funds/large deposits in bank account with no documentation."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance Certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock provided expired on xx/xx/2020 and the loan closed on xx/xx/2020. No lock extension found."
																																																																																							* Qualified Mortgage DTI exceeds 43% (Lvl 3) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.971%, the Borrower income was $5,893.47 and total expenses are in the amount of $2,886.08 and the loan was underwritten by DU (Locator# XX) and its recommendation is “Approve/Eligible” with a DTI of 48.971%."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7388560	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$326.69	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$519.81	7.359%	240	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2021	$45,515.25	Not Applicable	3.500%	$491.90	06/01/2021	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender xx, xx. in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with instrument#xx.

xx chain of assignment has not been completed. xx last assignment is with xx which was recorded on xx/xx/XXXX.

xx is a credit card judgment against the borrower in the favor of xx, xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.

xx is a civil judgment against the borrower in the favor of xx of xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.

xx is an IRS lien against the borrower in the favor of xx of the treasury - xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.

xx annual installment taxes of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of PITI is $XXX.XX which includes P&I of $XXX.XX, which was applied for the due date of xx/xx/XXXX. xx current UPB reflected is in the amount of $XX	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX xx collection comment dated xx/xx/XXXX states the reason for default is curtailment of income due to the borrower’s income impacted by COVID-19 pandemic. xx forbearance plan has been approved for X months that began from xx/xx/XXXX to xx/xx/XXXX. xx forbearance plan has been extended till xx/xx/XXXX. xx subject property is occupied by unknown. xx comments have been found regarding the subject property condition.
xx:xx:xx	xx loan modification agreement made between borrower xx J. xx, xx. (xx) and (xx) on xx/xx/XXXX. xx per the modified terms, the new principal balance is $XX xx borrower promises to pay $XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx: xx: xx, xx: xx |---| |----| xx: xx's last name is xx, xx. xx: xx:
xx: xx: xx/xx/2006   xx: xx/xx/2006   xx: 5 (xx)   xx %:    xx: xx per note the first paymen xxate is xx/xx/2006.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 28 (xx)   xx %:    xx: xx last payment was received on xx/xx/2021.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -27.xx%   xx: xx report at the time of origination is missing from the loan file.   xx: xx:
xx: xx: 7.xx%   xx: 7.xx%   xx: -0.00060%   xx %: -0.00060%   xx: xx stated rate is 7.xx%.   xx: xx:
xx: xx: xx/xx/2030   xx: xx/xx/2026   xx: 1573 (xx)   xx %:    xx: xx stated maturity date is xx/xx/2030.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx document is missing from the loan file. xx tape reflects subject property type is xx. xx, latest tax report attached with updated title report dated xx/xx/2021 still shows the property as xx. xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of amount financed are missing in the loan file."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit document is found in the loan file. However, the original copy of note is also available in the loan file. The lost note affidavit is located at "xx "."	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "The subject property appraisal report at origination is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.  1. Anti-Coercion Notice 2. Title Insurance Disclosure 3. Radon Gas Disclosure 4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Property is Mobile Home (Lvl 2)     "Home is affixed.
The subject property appraisal report at origination is missing from the loan files. According to the updated title report dated xx/xx/2021, the subject property type is mobile home. The ALTA-7 endorsement for a manufactured home is not incorporated with the final title policy. Also, the VIN# is available in the legal description of the recorded mortgage. An affidavit of affixation is available at “xx”."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "An affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission/right of cancel disclosure is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7243826	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$13.00	$338.31	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,091.39	2.875%	360	xx	xx	FHA	Fixed	Refinance	Unavailable	Unavailable	Streamline Refinance	xx	xx	Not Applicable	2 Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx current assignment is with the lender MERS as nominee for xx.
xx is an ECB lien open against the subject property filed by the xx for the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx first installment taxes of XXXX have been paid on xx/xx/XXXX, second, third and fourth installment taxes are due on xx/xx/XXXX, xx/xx/XXXX and X/X/XXX each in the amount of $X,XXX.XX.
xx taxes of XXXX have been delinquent on xx/xx/XXXX in the amount of $XXX.XX and they were good through on xx/xx/XXXX.
xx other taxes of XXXX have been delinquent on xx/xx/XXXX in the amount of $XX.XX and they were good through on xx/xx/XXXX.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx foreclosure activity has been found.
xx modification, forbearance details are available in recent collections comments.
xx pertaining bankruptcy-related details have been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Notice of Servicing Transfer	xx: xx CLTV xx: xx: 89.300% |---| |----| xx: xx is not available. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -5 (xx)   xx %:    xx: xx doc date is xx/xx/2020   xx: xx:
xx: xx LTV (OLTV)   xx: xx: 89.300%   xx:    xx %:    xx: xx is not available.   xx: xx:
xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: xx is not available. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (xx/xx/2020) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2020). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is $489,080.77. The disclosed finance charge of $450,873.47 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA APR test. The annual percentage rate (APR) is 3.867%. The disclosed APR of 3.672% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

3. This loan failed the revised closing disclosure delivery date test (waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days before the consummation date, or closing / settlement date."
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge is $489,080.77. The disclosed finance charge of $450,873.47 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA APR test. The annual percentage rate (APR) is 3.867%. The disclosed APR of 3.672% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $61.00 on final CD dated xx/xx/2020.
Provided revised LE dated xx/xx/2020 reflects the Transfer Taxes Fee as $170.00, however, the final CD reflected it as $231.00. There is a total fee increased of $61.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13379954	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,271.66	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,590.02	3.500%	360	xx	xx	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	48.347%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which is recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes of XXXX have been paid in the amount of $XXXX.XX.
Xst and Xnd installment school taxes of XXXX have been paid in the amount of $XXXX.XX.
Xst and Xnd installment village taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx.
xx borrower xx has been working at xx as a xx for X years.

xx:xx:xx	xx	Mortgage Insurance	xx: xx CLTV xx: 81.400% xx: 80.000% |---| 1.400% |----| 1.xx% xx: xx used for xx: $435,000. xx of xx(s): $0. xx: $354,090. CLTV = 81.400%. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -4 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 81.400%   xx: 80.000%   xx: 1.400%   xx %: 1.xx%   xx: xx used for xx: $435,000. xx: $354,090. LTV = 81.400%.   xx: xx:
xx: xx-xx per 1003 xx: 29.026% xx: 48.350% xx: -19.324% xx %: -19.xx% xx: xx per xx data ,xx is 48.350%. xx documents reflects as 29.026%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed SSPL Document date test. Loan Origination Fee Test Originator received application on xx/xx/2020. However, SSPL Document Date is xx/xx/2020 which is more than 3 Business days from xx/xx/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2020 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2021 reflects the addition of Points - Loan Discount Fee at $3,540.90. This is an increase of $3,540.90 for charges that cannot increase 0% test. COC for the addition of Points - Loan Discount Fee is missing from the loan documents.

Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2020 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2021 reflects the addition of Appraisal Re-Inspection Fee at $150.00. This is an increase of $150.00 for charges that cannot increase 0% test. COC for the addition of Appraisal Re-Inspection Fee is missing from the loan documents.

Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2020 reflects Transfer Taxes at $3,226.00. Final CD dated xx/xx/2021 reflects the increase of Transfer Taxes at $2,802.80 (Paid by Buyer) and $885.23 (Paid by Lender). This is an increase of $462.03 for charges that cannot increase 0% test.  COC for the addition of Transfer Taxes is missing from the loan documents.

TRID Violation due to decrease in Lender Credit on Final Closing Disclosure dated xx/xx/2021. Initial CD dated xx/xx/2021 reflects Transfer Taxes at $1,017.50 (Paid by Lender). However, Final CD dated xx/xx/2021 reflects Transfer Taxes at $885.23 (Paid by Lender). This is decrease of $132.27 for fee which has 0% tolerance test. Valid COC for the decrease in Lender credit is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance Certificate is missing from the Loan Documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 4.348% APR Threshold 4.270% Over By +0.078%. The Subject property is Escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher Priced Mortgage Test due to APR Charged 4.348% APR Threshold 4.270% Over By 0.078%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is Escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.347%, the Borrower income was $10,713.69 and total expenses are in the amount of $5,179.72 and the loan was underwritten by AUS/DU (Locator# XX_pg#187) and its recommendation is “Approve/Eligible” with a DTI of 48.35%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66343084	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,767.90	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,330.19	2.250%	311	xx	xx	FHA	Fixed	Refinance	90.272%	90.272%	Streamline Refinance	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which is recorded on xx/xx/XXXX
xx active judgments or liens have been found.
Xst and Xnd installment taxes of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx.
xx working details of the borrower xx have not been mentioned.

xx:xx:xx	xx	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx: xx CLTV xx: 90.272% xx: 88.720% |---| 1.552% |----| 1.xx% xx: xx used for xx: $347,000.00, xx: $00.000, xx: $313,245.00. CLTV = 90.272%. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -5 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV)   xx: 90.272%   xx: 88.720%   xx: 1.552%   xx %: 1.xx%   xx: xx used for xx: $347,000.00. xx: $313,245.00. LTV (CLTV) = 90.272%.   xx: xx:
xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: N.A. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance Test. Initial LE dated xx/xx/2020 reflects Transfer Taxes at $55.00. However, Revised CD dated xx/xx/2020 reflects Transfer Taxes at $75.00 this is an increase of +$20.00 for charges that cannot increase 0% Tolerance tests. Valid COC for the increase in fee amount is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Disclosure hand signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98513862	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	$6,814.32	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,954.23	3.125%	360	xx	xx	FHA	Fixed	Refinance	91.606%	91.606%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	32.545%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are X senior civil judgments against the borrower.
xx first was recorded on xx/xx/XXXX for the amount of $XXXX.XX in the favor of xx of xx.
xx second was recorded on xx/xx/XXXX for the amount of $XXX.XX in the favor of xx of xx of xx.
xx taxes for the year XXXX have been paid in the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is in collection. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	xx: xx CLTV xx: 91.606% xx: 90.030% |---| 1.576% |----| 1.xx% xx: xx used for xx: $498,000.00.xx of xx(s): $0.00. xx: $456,196.00. CLTV =91.606%. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -6 (xx)   xx %:    xx: xx reflects xx date as xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV)   xx: 91.606%   xx: 90.030%   xx: 1.576%   xx %: 1.xx%   xx: xx used for xx: $ LTV =91.606%.   xx: xx:
xx: xx-xx per 1003   xx: 21.761%   xx: 32.540%   xx: -10.779%   xx %: -10.xx%   xx: xx subject property PITIA (P&I $1,954.23 + xx $107.58 + xx $559.15 + MI $296.12 equals $2,917.08 verified monthly income equals $13,405.13 xx equals 21.761%.   xx: xx:
xx: xx: 26 xx: 26 xx:    xx %:    xx: xx reflects property address street as 26 xx.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx reflects xx as xx. xx: xx:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 4) "Subject 203K loan CD shows holdback for hard reno costs of $170,000, contingency reserve of $17,000 and permits for $1,200. While the file shows some checks in file over $180,000 the 1004D is not in file showing the major reno is complete. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in “Charges That Cannot Increase Test” due to fee addition in Final Closing Disclosure dated xx/xx/2020 following fees.
1. Initial LE xx/xx/2020 reflects Loan Origination Fee at $2,622.00 Final Closing Disclosure dated xx/xx/2020 reflects Loan Origination Fee at $2,865
This is increase in fee of $243.00.
2.  Initial LE xx/xx/2020 reflects Appraisal Re-Inspection Fee at $1,250.00 Final Closing Disclosure dated xx/xx/2020 reflects Appraisal Re-Inspection Fee at $1,750.00.
This is increase in fee of $500.00.
3.  Initial LE xx/xx/2020 reflects Transfer Taxes at $3,551.00 Final Closing Disclosure dated xx/xx/2020 reflects Transfer Taxes at $4,760.10.
This is increase in fee of $1,209.10. ($1,140.50 Paid by Lender)
Total fee addition is $1,952.10 .Valid COC for the increase in fees is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "MI Certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan file."	* Loan has escrow holdback. No proof it was released (Lvl 1) "Subject 203K loan CD shows holdback for hard reno costs of $170,000, contingency reserve of $17,000 and permits for $1,200. While the file shows some checks in file over $180,000 the 1004D is not in file showing the major reno is complete. Elevated for client review.
																																																																																									Seller has provided document of "Final Release Notice" and as per that document repairs are 100% completed."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40871850	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,934.05	08/02/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,264.85	2.750%	360	xx	xx	FHA	Fixed	Refinance	84.884%	84.884%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	35.872%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx current assignment is with the lender MERS as nominee for xx.
xx are two prior xx judgments (xx judgment) against the RG xx filed by the xx of xx for the amount of $XXX.XX which were recorded on different dates xx/xx/XXXX and xx/xx/XXXX. xx borrower's name mentioned on the judgment document is not exactly match the subject borrower's name. xx, no SSN# and property address is mentioned on the document to validate the judgment.
xx combined taxes of XXXX have been paid for the total amount of $XX,XXX.XX.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx foreclosure activity has been found.
xx modification, forbearance details are available in recent collections comments.
xx pertaining bankruptcy-related details have been found.
xx evidence related to occupancy and current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final application, the borrower is working at xx as a xx for XX months.

xx:
xx additional information found in recent collection comments.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx CLTV xx: 84.884% xx: 83.425% |---| 1.459% |----| 1.xx% xx: "xx used for xx $365,000: $. xx: $309,828.00 CLTV = 84.884%. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -6 (xx)   xx %:    xx: xx reflects note date as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 84.884%   xx: 83.425%   xx: 1.459%   xx %: 1.xx%   xx: "xx used for xx $365,000: $. xx: $309,828.00 LTV = 84.884%.   xx: xx:
xx: xx-xx per 1003 xx: 22.653% xx: 35.870% xx: -13.217% xx %: -13.xx% xx: xx per xx 1003 borrower income is $11,370.34 and total expenses are $4,078.75 . DTI is 35.872%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan Failed Lender Credit on Final Closing Disclosure dated xx/xx/2021. Initial CD dated xx/xx/2020 reflects Lender Credit at $437.67. However, Final CD dated reflects Lender Credit at $60.96. This is decrease of $376.71 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance Certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3567782	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,692.60	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,437.72	2.750%	360	xx	xx	FHA	Fixed	Refinance	88.044%	88.044%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.460%	First	Final policy	Not Applicable	Not Applicable	12/10/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title dated xx/xx/XXXX shows that borrower, xx, xx, and xx are owners of the subject property. xx is a mortgage from xx and xx and xx to lender, xx in the amount of $xx which was recorded on xx/xx/XXXX. xx mortgage type is CEMA. xx mortgage is at first lien position.

xx active judgments or liens have been found.
xx taxes of XXXX are due on xx/xx/XXXX in the amount of $xx.
xx per payment history as of xx/xx/XXXX, the loan is performing. xx next due date is xx/xx/XXXX and the last payment was received xx/xx/XXXX in the amount $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX	xx:xx status of the loan is performing. xx per payment history as of xx/xx/XXXX , the next due date is xx/xx/XXXX and the last payment was received xx/xx/XXXX in the amount $X,XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX.
xx evidence of foreclosure action was found.
xx evidence of damage or repair was found.
xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx CLTV xx: 88.044% xx: 86.530% |---| 1.514% |----| 1.xx% xx: xx used for xx: $400,000.00. xx of xx(s): $XXX,XXXX. xx: $352,175.00. CLTV = 88.044%. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -5 (xx)   xx %:    xx: xx note date is xx/xx/2020 original note doc date reflects is xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV)   xx: 88.044%   xx: 86.530%   xx: 1.514%   xx %: 1.xx%   xx: xx used for xx: $400,000.00. xx: $352,175.00. CLTV = 88.044%.   xx: xx:
xx: xx-xx per 1003 xx: 25.639% xx: 38.460% xx: -12.821% xx %: -12.xx% xx: xx subject property PITIA (P&I $ 1,437.72 + xx $ 334.59 + xx $75.00 + xx $0.00 + MI $228.46 + HOA xx $797.93) equals $2,873.70. xx verified monthly income equals $4,310.70. xx equals 25.639%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and Charges That In Total Cannot Increase More Than 10% Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Points - Loan Discount Fee at $0.00, CEMA Fee at $0.00, however Final CD dated xx/xx/2020 shows Points - Loan Discount Fee at $3,303.40, CEMA Fee at $250. This is a fee increase of $4,401.36 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has failed Charges That In Total Cannot Increase More Than 10% Test.
Recording Fee was disclosed at $400.00 on Initial CD and it was disclosed at $705.00 on Final CD, the difference is $305.00, which is greater than 10%."
* MI, FHA or MIC missing and required (Lvl 3)     "MI, FHA Certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A Rate lock agreement disclosure is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14635694	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,018.65	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,117.81	2.875%	360		xx	xx		FHA	Fixed		Refinance	Unavailable	Unavailable	Streamline Refinance		xx	xx				Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx title report dated xx/xx/XXXX shows that borrower, xx is on the title. xx is an open mortgage (subject) in the amount of $XXX,XXX.XX to lender, xx executed on xx/xx/XXXX and recorded on xx/xx/XXXX.
xx is a junior mortgage on the title in the amount of $XX,XXX.XX with lender,   xx of xx and xx which was executed on xx/xx/XXXX and recorded on xx/xx/XXXX.
xx mortgage is subordinated to subject mortgage through subordination agreement recorded on xx/xx/XXXX.
 xx active judgments or liens were found.
xx taxes of XXXX are paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx per payment history as of xx/xx/XXXX, the loan is performing. xx next due date is xx/xx/XXXX and the last payment was received xx/xx/XXXX in the amount $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX. xx P&I is $X,XXX.XX and interest rate is X.XXX%	xx:xx status of the loan is performing. xx per payment history as of xx/xx/XXXX, the next due date is xx/xx/XXXX and the last payment was received xx/xx/XXXX in the amount $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX. xx P&I is $X,XXX.XX and interest rate is X.XXX%.
xx evidence foreclosure action was found.
xx damage or repair related information was found.
xx:xx:xx	xx	Notice of Servicing Transfer	xx: xx CLTV xx: xx: 92.740% |---| |----| xx: xx is not available. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx date is xx/xx/2021   xx: xx:
xx: xx LTV (OLTV)   xx: xx: 88.260%   xx:    xx %:    xx: xx is not available.   xx: xx:
xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: xx is not available. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2021) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2021). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is $172,408.92. The disclosed finance charge of $157,949.39 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA APR test. The annual percentage rate (APR) is 3.717%. The disclosed APR of 3.537% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

3. This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $47.80 on final CD dated xx/xx/2021."
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge is $172,408.92. The disclosed finance charge of $157,949.39 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA APR test. The annual percentage rate (APR) is 3.717%. The disclosed APR of 3.537% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $47.80 on final CD dated xx/xx/2021."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59889698	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,086.62	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$640.96	2.750%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	27.673%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx current assignment is with the lender MERS as nominee for xx.
xx is a prior xx of judgment lien on real estate(civil judgment) against the borrower xx filed by the xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX and it was renewed on xx/xx/XXXX.
 xx combined taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx foreclosure activity has been found.
xx modification, forbearance details are available in recent collections comments.
xx pertaining bankruptcy-related details have been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final application, the borrower is working at xx as a xx T for XX months.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx CLTV xx: 98.188% xx: 96.500% |---| 1.688% |----| 1.xx% xx: xx used for xx: $159,999.00. xx of xx lien $0.00. xx: $157,003.00. CLTV = 98.188%. xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx used for xx: $159,999.00. xx: $157,003.00. LTV = 98.188%.   xx: xx:
xx: xx-xx per 1003 xx: 27.116% xx: 27.670% xx: -0.554% xx %: -0.xx% xx: xx borrower's monthly income is $ 3,593.47 after xx loan the xx amount $974.41 and xx-housing xx is $20.00. xx, the xx DTI xx is 27.673%. xx: xx:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed Lender Originator Total Net Income Test due to Fees charged $7,046.63 Fees threshold $5,998.27 Over By +$1,048.36.
The below fees were included in the test:
Flood Certification - Single Charge or Life of Loan paid by Lender: $18.00
Loan Origination Fee paid by Borrower: $4,243.33
Mortgage Insurance Premium paid by Borrower: $0.00
Mortgage Insurance Premium $2,700.30
Tax Service Fee paid by Lender: $85.00"
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Final Closing Disclosure reflects monthly MIP as $108.21. However, Mortgage insurance Certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2020 and the loan closed on xx/xx/2021. No lock extension found."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16303227	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,832.67	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$501.21	3.000%	360	xx	xx	FHA	Fixed	Refinance	Unavailable	Unavailable	Streamline Refinance	xx	xx	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx current assignment is with the lender MERS as nominee for xx.
xx active liens and judgments have been found.
xx combined taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx foreclosure activity has been found.
xx modification, forbearance details are available in recent collections comments.
xx pertaining bankruptcy-related details have been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Notice of Servicing Transfer	xx: xx CLTV xx: xx: 70.520% |---| |----| xx: xx is not available. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -6 (xx)   xx %:    xx: xx document date is xx/xx/2021   xx: xx:
xx: xx LTV (OLTV)   xx: xx: 70.520%   xx:    xx %:    xx: xx is not available.   xx: xx:
xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: xx is not available. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2021) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2021). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is $81,139.27. The disclosed finance charge of $72,589.16 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA APR test. The annual percentage rate (APR) is 4.007%. The disclosed APR of 3.664% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge is $81,139.27. The disclosed finance charge of $72,589.16 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA APR test. The annual percentage rate (APR) is 4.007%. The disclosed APR of 3.664% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37150555	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,756.61	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$811.59	2.250%	360	xx	xx	VA	Fixed	Refinance	68.490%	68.490%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx taxes for the year XXXX have been paid in the amount of $xx. xx prior year tax delinquency has been found.
xx to the payment history as of xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is in collection. xx to the payment history as of xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| -4 (xx) |----| xx: xx reflects the xx as xx/xx/2021. xx: xx: xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: xx loan is xx. xx: xx:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
Closing Protection Letter paid by Lender: $75.00
Service Fee paid by Lender: $20.00."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $79,936.37. The disclosed finance charge of $79,852.40 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16811763	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,820.36	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$617.08	2.250%	360	xx	xx	VA	Fixed	Refinance	80.717%	80.717%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx# xx. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx active judgments or liens have been found against the name of borrower or subject property.

xx annual combined xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidence of employment has been found.
xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| -5 (xx) |----| xx: xx updated as per the xx in file. xx: xx:
xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: xx updated as per 1003, no income mentioned. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing COC for Lender Credits Decrease on CD dated xx/xx/2021. LE dated xx/xx/2021 reflects a Lender Credits of $2,405.00, however, CD dated xx/xx/2021 reflects a Lender Credits as $232.78."
																																																																																							* VA Disclosures (Lvl 3) "VA Loan Summary, VA Loan Analysis, VA Loan Guaranty Certificate and VA Certificate of Eligibility is missing in the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49861192	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,545.85	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,503.05	2.750%	360	xx	xx	VA	Fixed	Purchase	102.300%	102.300%	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	33.744%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx taxes for the year XXXX-XX have been paid in the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX the monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX the monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx CLTV xx: 102.300% xx: 100.000% |---| 2.300% |----| 2.xx% xx: "xx used for xx: $359,900. xx: $368,177. CLTV = 102.300%. " xx: xx:
xx: xx LTV (OLTV)   xx: 102.300%   xx: 100.000%   xx: 2.300%   xx %: 2.xx%   xx: "xx used for xx: $359,900. xx: $368,177. CLTV =102.300%. "   xx: xx:
xx: xx-xx per 1003 xx: 17.767% xx: 33.740% xx: -15.973% xx %: -15.xx% xx: xx income of the borrower is $10,978.77. xx expenses are in the amount of $3,704.64. xx DTi is 33.744%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the revised closing disclosure delivery date test due to the revised closing disclosure receipt date(xx/xx/2020) is provided and the revised closing disclosure receipt date is after the consummation date(xx/xx/2020)."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing Rate Lock Agreement/ Document from Loan Documents."			Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67201718	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,043.27	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,100.38	2.750%	360	xx	xx	VA	Fixed	Refinance	89.252%	89.252%	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which is recorded on xx/xx/XXXX
xx are X judgments in the total amount of $XXXX.XX in the favor of different plaintiff’s which were recorded on different dates.
Xst, Xnd and Xrd installment taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx. xx working details of the  borrower xx have not been mentioned.

xx:xx:xx	xx	Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx: xx CLTV xx: 89.252% xx: 88.808% |---| 0.444% |----| 0.xx% xx: xx used for xx: $302,000.00. xx: $269,541.00. CLTV = 89.252%. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -57 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV)   xx: 89.252%   xx: 88.808%   xx: 0.444%   xx %: 0.xx%   xx: xx used for xx: $302,000.00. xx: $269,541.00. LTV = 89.252%.   xx: xx:
xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: xx per final xx this is xx refinance loan. xx: xx:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Disclosure signed by borrower is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "VA Guarantee Certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application(1003) is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from Loan Documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90690538	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,576.22	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$733.98	2.250%	360	xx	xx	VA	Fixed	Refinance	68.577%	68.577%	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx dba xx, with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx dba xx.

xx active judgments or liens have been found against the borrower.
Xst and Xnd installments county taxes of XXXX are due on xx/xx/XXXX and xx/xx/XXXX in the total amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx employment details are not available.

xx:xx:xx	xx	Initial Escrow Acct Disclosure Origination Appraisal	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| -7 (xx) |----| xx: xx reflects the xx as xx/xx/2020. xx: xx: xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: NA xx: xx:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account Disclosure is not executed by the borrower."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84999425	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,952.51	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,412.43	2.250%	352	xx	xx	VA	Fixed	Refinance	82.102%	82.102%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per review of latest updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX under xx# xx:XXXX. xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xx active judgments or liens have been found against the name of borrower or subject property.

xx annual combined xx for XXXX have been paid in the amount of $X,XXX.XX.
xx prior year delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per review of latest payment history as of xx/xx/XXXX the loan is performing and borrower has been making his monthly payments regularly. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.

xx loan has not been modified since origination.
xx evidences have been found regarding the current/prior foreclosure proceedings.
xx subject property is owner occupied and no visible damages were reported.
xx per PACER report borrower has not filed bankruptcy since loan origination.
xx evidence of employment has been found.
xx:xx:xx	xx	Hazard Insurance	xx: xx CLTV xx: 82.102% xx: 81.694% |---| 0.408% |----| 0.xx% xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -4 (xx)   xx %:    xx: xx updated as per the xx.   xx: xx:
xx: xx LTV (OLTV)   xx: 82.102%   xx: 81.694%   xx: 0.408%   xx %: 0.xx%   xx: NA   xx: xx:
xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: xx updated as per the 1003. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing COC for Lender Credits Decrease on CD dated xx/xx/2021. LE dated xx/xx/2021 reflects a Lender Credits of $1,780.00, however, CD dated xx/xx/2021 reflects a Lender Credits of $86.50."
* Missing proof of hazard insurance (Lvl 3)     "Proof of hazard insurance is missing in the loan file."
																																																																																							* VA Disclosures (Lvl 3) "VA Loan Summary, VA Loan Analysis and VA Loan Guaranty Certificate is missing in the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30570238	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,816.63	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$662.53	2.250%	360	xx	xx	VA	Fixed	Refinance	62.798%	62.798%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which were recorded on xx/xx/XXXX.
xx assignment has been found. xx current assignment is with the lender MERS as nominee for xx.
xx are multiple prior state tax liens open against the name xx filed by the xx of xx which were recorded on different dates. xx amount of liens is not mentioned in the document.
xx are multiple prior IRS liens open against the name xx in the favor of the IRS which were recorded on different dates. xx amount of liens is not mentioned in the document.
xx are multiple prior active judgments open against the name xx in the favor of multiple plaintiffs which were recorded on different dates. xx amount of liens is not mentioned in the document.
xx combined taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx foreclosure activity has been found.
xx modification, forbearance details are available in recent collections comments.
xx pertaining bankruptcy-related details have been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Notice of Servicing Transfer	xx: xx: xx: xx |---| |----| xx: xx updated as per the xx. xx: xx:
xx: xx CLTV xx: 62.798%   xx: 62.486%   xx: 0.312%   xx %: 0.xx%   xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx updated as per the xx.   xx: xx:
xx: xx LTV (OLTV)   xx: 62.798%   xx: 62.486%   xx: 0.312%   xx %: 0.xx%   xx: NA   xx: xx:
																																																																																				xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: xx updated as per the 1003. xx: xx:	2: Acceptable with Warnings			* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure to the Borrower(s) on LE dated xx/xx/2021 discloses the loan will not be transferred and the originator will service the loan."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87235439	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,503.45	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$692.38	2.250%	360		xx	xx		VA	Fixed		Refinance	90.567%	90.567%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx title report dated xx/xx/XXXX shows that borrower, xx is the current owner of the subject property. xx is a mortgage from borrower to lender, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignment of mortgage was found.
xx active judgments or liens have been found.
xx taxes of XXXX are paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx per payment history as of xx/xx/XXXX, the loan is performing. xx next due date is xx/xx/XXXX and the last payment was received xx/xx/XXXX in the amount $XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX.	xx:xx status of the loan is performing. xx is due for xx/xx/XXXX payment. xx per payment history, the last payment was received xx/xx/XXXX in the amount $XXX.XX which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the payment history is $XXX,XXX.XX.
xx evidence of foreclosure action was found.
xx evidence of damage or repair was found.
xx:xx:xx	xx	xx: xx CLTV xx: 90.567% xx: 90.117% |---| 0.450% |----| 0.xx% xx: xx used for xx: $ 200,000. xx: $181,134.00. CLTV = 90.567% xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx per xx data ,xx is xx/xx/2021 .xx documents reflects as xx/xx/2021   xx: xx:
xx: xx LTV (OLTV)   xx: 90.567%   xx: 90.117%   xx: 0.450%   xx %: 0.xx%   xx: xx used for xx: $ 200,000. xx: $181,134.00. CLTV = 90.567%   xx: xx:
																																																																																				xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: N.A xx: xx:	3: Curable		* Intent to Proceed Missing (Lvl 3) "Intent to Proceed is missing from loan file ."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30601328	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$363.33	3.125%	360	xx	xx	VA	Fixed	Refinance	77.104%	77.104%	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx dba xx in the amount of $XX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx current assignment is with the lender MERS as nominee for xx.
xx active liens and judgments have been found.
xx combined taxes of XXXX have been exempted.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX	xx:xx to the review of the servicing comments, the borrower is performing with the loan. xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX
xx foreclosure activity has been found.
xx modification, forbearance details are available in recent collections comments.
xx pertaining bankruptcy-related details have been found.
xx evidence related to occupancy and current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| -6 (xx) |----| xx: xx note date is xx/xx/2021 original note doc date reflects is xx/xx/2021. xx: xx: xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: NA. xx: xx:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to Proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A Rate lock agreement disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11201853	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,717.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,548.36	2.250%	355	xx	xx	VA	Fixed	Refinance	66.131%	66.131%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which is recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes of XXXX have been paid in the amount of $xx.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx. xx working details of the borrower xx M xx has not been mentioned.

xx:xx:xx	xx	xx: xx: xx: xx/xx/2021 |---| |----| xx: NA. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx per xx data, xx is xx/xx/2021. xx, xx documents reflects as xx/xx/2021.   xx: xx:
																																																																																				xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: NA xx: xx:	3: Curable		* Intent to Proceed Missing (Lvl 3) "Intent to proceed document is missing from the Loan Documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76855912	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,265.28	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,263.06	2.250%	360	xx	xx	VA	Fixed	Refinance	100.000%	100.000%	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xst half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx Xnd half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comments have been found regarding reason for default.
xx details are not mentioned in URLA.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	xx: xx CLTV xx: 100.000% xx: 100.430% |---| -0.430% |----| -0.xx% xx: xx is not required, xx amount updated. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -5 (xx)   xx %:    xx: xx document date xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV)   xx: 100.000%   xx: 100.430%   xx: -0.430%   xx %: -0.xx%   xx: xx is not required, xx amount updated.   xx: xx:
xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: xx updated as per the final 1003 in file. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Tolerance variance amount for charges that cannot increase and lender credits that cannot decrease (in $) +$31.37."
																																																																																							* Missing Required Disclosures (Lvl 3) "VA Guarantee Certificate is missing from the loan document."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43721325	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,014.01	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,716.29	2.250%	360	xx	xx	VA	Fixed	Refinance	99.778%	99.778%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which is recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst installment taxes of XXXX have been paid in the amount of $XXXX.XX.
Xnd installment taxes of XXXX have been due in the amount of $XXXX.XX
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx. xx working details of the borrower xx M. xx has not been mentioned.

xx:xx:xx	xx	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| -5 (xx) |----| xx: xx reflects the xx as xx/xx/2020. xx: xx: xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: xx loan is VA xx. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Closing Disclosure dated xx/xx/2020 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $168,864.40. Calculated Finance Charge is $169,340.61 for an under disclosed amount of $476.21.  Reason for Finance Charge under disclosure is unknown."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
																																																																																							* VA Disclosures (Lvl 3) "VA Loan Summary is missing in the loan file."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19500199	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,865.86	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,251.78	2.250%	360	xx	xx	VA	Fixed	Refinance	87.328%	87.328%	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	Not Applicable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx dba xx, with xx#xx. xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx dba xx. xx are two credit card judgments against the borrower in the favor of “xx” and “xx”, which were recorded on xx/xx/XXXX and xx/xx/XXXX in the total amount of $XX,XXX.XX. xx is a hospital lien against the borrower in the favor of xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX. Xst and Xnd installments combined taxes of XXXX are due on xx/xx/XXXX and xx/xx/XXXX in the total amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan. xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX. xx reason for default is unable to be determined from the latest servicing comments. xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx:xx:xx	xx	Origination Appraisal	xx: xx CLTV xx: 87.328% xx: 86.893% |---| 0.435% |----| 0.xx% xx: ****xx**** xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -5 (xx)   xx %:    xx: xx per xx data ,xx is xx/xx/2020. xx documents reflects as xx/xx/2020 .   xx: xx:
xx: xx LTV (OLTV)   xx: 87.328%   xx: 86.893%   xx: 0.435%   xx %: 0.xx%   xx: xx used for xx: $375,000. xx $327,479.00 CLTV = 87.328%.   xx: xx:
																																																																																				xx: xx-xx per 1003 xx: xx: 0.000% xx: xx %: xx: xx. xx: xx:	3: Curable		* Intent to Proceed Missing (Lvl 3) "The Borrower's Intent to proceed is missing in loan file." * VA Disclosures (Lvl 3) "VA Loan Summary and VA Loan Analysis is missing in the loan file."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19508622	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,347.88	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,935.94	3.375%	360	xx	xx	Conventional	Fixed	Refinance	83.410%	83.410%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	49.209%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx of XXXX have been paid in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx comment history is missing from the loan file. xx, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx occupancy and current status of the property is unable to be determined.
xx:xx:xx	xx	xx: xx of xx: xx rate or term xx: xx-xx |---| |----| xx: xx and xx DU reflect xx or xx. xx: xx: xx: xx: 357 xx: 1 xx: 356 xx %: xx.00000% xx: xx reflects the xx as 357. xx: xx:	2: Acceptable with Warnings	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.21%, the Borrower income was $7,143.08 and total expenses are in the amount of $3,410.00 and the loan was underwritten by AUS/DU (Locator#XXage#260) and its recommendation is “Approve/Eligible” with a DTI of 49.21%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved/eligible at 49.21%. Seller defect shows SE income miscalculated. Unable to rely on Documents in file & unable to calculate ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44663069	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,296.32	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$771.90	3.375%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	680	813	45.788%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of ‘‘xx, xx.” with xx | xx/xx# xx /
XXXX.

xx chain of assignment is complete.

xx active judgments or liens have been found.

xx county taxes of XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.

xx foreclosure & bankruptcy record has been found.

xx the required comment history is missing from xx/xx/XXXX to xx/xx/XXXX, the xx-XX review has not been performed in the loan.

xx to confirm the current condition & occupancy status of the subject property.

xx:xx:xx	xx	xx: MI xx: 35.000% xx: 222.620% |---| -187.620% |----| -187.xx% xx: xx as per xx insurance cert. xx: xx: xx: xx: 358 xx: 2 xx: 356 xx %: xx.00000% xx: xx reflects 358. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.78%, the Borrower income was $5,000.61 and total expenses are in the amount of $2,289.66 and the loan was underwritten by AUS/DU (Locator#XX closing credit package Pg#185) and its recommendation is “Refer with Caution” with a DTI of 45.78%"	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated xx/xx/2021. Initial LE dated xx/xx/2021 reflect Transfer Taxes at $941.00 However, Final CD dated xx/xx/2021 reflect Transfer Taxes at $960.03 This is a fee increase of $19.03 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation in Charges That Cannot Increase test due to fee addition in Revised LE#1 dated xx/xx/2021. Initial LE dated xx/xx/2021 reflect Credit report fee at $ 95.00.However, Revised LE#1 dated xx/xx/2021 Credit report fee at $190.00 Valid COC is missing from the loan files."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42622757	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,531.18	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$605.10	2.250%	360	xx	xx	VA	Fixed	Refinance	99.748%	99.748%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx review is not performed as latest collection comments are missing.
xx loan was originated on xx/xx/XXXX. xx, the required collection comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx D. xx has been working at xx or xx as xx project manager for X months.
xx to be determined the occupancy and current condition of subject property.

xx:xx:xx	xx	xx: xx 1 xx 1 xx: xx or xx xx: xx |---| |----| xx: xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx:    xx %:    xx:    xx: xx:
xx: xx: 359 xx: 3 xx: 356 xx %: xx.xx% xx: xx per xx data ,xx term of loan is 3 months. xx it reflects 359 months. xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The loan was originated in xx/xx/2021. The Seller's tape defect shows loan was modified in Mxx 2021. However, modification agreement is missing."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed PA License Validation Test.

The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
																																																																																							* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE result is Moderate as this loan has failed PA License Validation Test."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34797920	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,586.84	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,768.38	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	801	Not Applicable	46.601%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active lien and judgments against the borrower.
xx county taxes for the year XXXX-XX have been paid in the amount of $xx. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx per the review of PH, the current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX. xx latest CH is missing. xx to determine the occupancy status.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx 1 xx 1 xx: xx: xx |---| |----| xx: N/A. xx: xx: xx: xx 1 xx 1 xx/xx of xx: xx: xx: xx %: xx: N/A. xx: xx: xx: xx: 357 xx: 1 xx: 356 xx %: xx.00000% xx: N/A. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated xx/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021, the Initial CD receipt date is after the Consummation date xx/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan fails charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2021 reflects Points - Loan Discount Fee at $1,564.00. Final CD dated xx/xx/2021 reflects the addition of Points - Loan Discount Fee at $3,392.00. This is an increase of $1,828.00 for charges that cannot increase 0% test."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.60%, the Borrower income was $8,744.84 and total expenses are in the amount of $4,075.20 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 46.60%"
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 46.601%. Seller tape reflects SE income issue. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74494342	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,918.68	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,301.24	2.250%	360	xx	xx	VA	Fixed	Refinance	85.318%	85.318%	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx DBA: xx which was recorded on X/xx.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx of XXXX-XXXX have been paid in the amount of $X,XXX.XX.
xx of XXXX-XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx occupancy and current status of the property is unable to be determined.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx 1 xx 1 xx/xx of xx: xx: |---| |----| xx: N/A. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx:    xx %:    xx: xx CD reflects xx of refinance as xx in xx/term.   xx: xx:
xx: xx: 355 xx: 2 xx: 353 xx %: xx.00000% xx: xx reflects stated remaining term as 355. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape reflects following issue Seasoning requirement not met."
* Missing or error on the Rate Lock Document (Lvl 3)     "A Rate Lock agreement disclosure is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2021. Notary signature date on the Mortgage/Deed of Trust is xx/xx/2021. Note date is xx/xx/2021."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27068791	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,336.14	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,625.00	2.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	760	Not Applicable	45.908%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx county taxes for the year XXXX have been paid in the amount of $xx. xx prior year tax delinquency has been found.
xx to the payment history as of xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx per the review of PH, the current status of the loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX. xx latest CH is missing. xx to determine the occupancy status.
xx:xx:xx	xx	xx: xx #1 xx: A xx: xx |---| |----| xx: xx reflects xx #1 xx as A xx. xx: xx:
xx: xx 1 xx 1 xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx 1 xx 1 xx/xx of xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: MI xx: 30.000%   xx: 195.710%   xx: -165.710%   xx %: -165.xx%   xx: MI xx reflects MI xx as 30.000%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 45.908%   xx: 45.583%   xx: 0.325%   xx %: 0.xx%   xx: xx borrowers income is $8,500.00 after xx loan the xx amount $2,813.16 and xx-housing xx is $1,089.00 hence, the xx DTI xx is 45.908%.   xx: xx:
xx: xx-xx per 1003   xx: 33.096%   xx: 32.865%   xx: 0.231%   xx %: 0.xx%   xx: xx subject property PITIA (P&I $1,625.00+ xx $217.88+ xx $774.57 + MI +$195.71 equals $2,813.16 verified monthly income equals $8,500.00 xx equals 33.096%.   xx: xx:
xx: xx: 356 xx: 0 xx: 356 xx %: xx: NA. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan has a qualified mortgage DTI of 45.508%, the borrower's total income is $8,500.00 and the total expenses are in the amount of $3,902.16 and the loan was underwritten by AUS/DU(XX closing credit package.pdf pg#336)and its recommendation is “Refer With Caution” with a DTI of 45.508%."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.

Administration Fee paid by Borrower: $640.00
																																																																																							Title Closing Protection Letter (CPL) paid by Borrower: $75.00"			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95209678	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,071.26	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,559.72	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	47.230%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of ‘‘xx, xx.” with xx#XXXX-xx.

xx chain of assignment is complete.

xx is one senior UCC lien active against the property in the amount of $X.X held by “xx, xx.” which was recorded on xx/xx/XXXX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.

xx foreclosure & bankruptcy record has been found.

xx the required comment history is missing from xx/xx/XXXX to xx/xx/XXXX, the xx-XX review has not been performed in the loan.

xx to confirm the current condition & occupancy status of the subject property.

																																																																																	xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: 359 xx: 3 |---| 356 |----| xx.xx% xx: xx per xx data ,xx term of loan is 3 months.xx it reflects 359 months. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is Missing from loan Document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 48.57%. Seller tape shows problem relying on declining SE income. No further details provided. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95037226	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,212.40	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$926.23	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	27.778%	27.778%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	764	Not Applicable	49.850%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx are X senior state tax liens in the favor of different plaintiffs in the total amount of $X,XXX.XX which was recorded on different dates.
xx are X senior child support liens in the favor of different plaintiffs which were recorded on different dates. xx, the amount is unavailable.
xx for the year of XXXX-XXXX have been paid in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx comment history is missing from the loan file. xx, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx occupancy and current status of the property is unable to be determined.
xx:xx:xx	xx	xx: xx 1 xx 1 xx: xx: xx |---| |----| xx: U/A xx: xx:
xx: xx-xx DTI per 1003   xx: 45.693%   xx: 49.225%   xx: -3.532%   xx %: -3.xx%   xx: xx total income of the borrower is $6,532.69. xx total expenses are $3,256.53. xx calculated DTI is 49.850%.   xx: xx:
xx: xx-xx per 1003   xx: 38.927%   xx: 42.459%   xx: -3.532%   xx %: -3.xx%   xx: xx total income of the borrower is $6,532.69. xx total primary expenses are $1,291.91. xx calculated DTI is 19.776%.   xx: xx:
																																																																																				xx: xx: 356 xx: 0 xx: 356 xx %: xx: xx reflects stated remaining term as 356. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan is Non-Owner occupied. Seller defect shows, lease agreements were used for rental income when tax returns should have been used."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69021947	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,452.60	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,151.87	3.000%	360	xx	xx	Conventional	Fixed	Cash Out	73.757%	73.757%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	735	744	40.441%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx of XXXX have been paid in the amount of $XX,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx comment history is missing from the loan file.
xx, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx occupancy and current status of the property is unable to be determined.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: 353 xx: 3 |---| 350 |----| xx.xx% xx: xx reflects the xx remaining term as 353. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed "Charges That Cannot Increase Test" due to fee increase in Final CD. Initial LE dated xx/xx/2020 reflects Appraisal Fee at $600.00. However, the same fee is increased to $630.00 in the Final CD dated xx/xx/2020. This is fee increase of $30.00 which is paid by the Lender. Valid COC is missing for the fee increase."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 40.441%. As per tape, there is an issue with the SE income. Further details not provided. Unable to relay on income documents in file and unable to calculate ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36495858	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,677.35	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$983.06	2.250%	360	xx	xx	VA	Fixed	Refinance	79.622%	79.622%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. DBA: xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# XXXX-xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xst half taxes for the year of XXXX/XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX. xx Xnd half taxes for the year of XXXX/XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.
xx loan was originated on xx/xx/XXXX. xx, the required payment history is missing from xx/xx/XXXX to xx/xx/XXXX. xx to a review seller’s tape data payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx of loan is currently performing. xx to a review seller’s tape data payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx review is not performed as latest collection comments are missing.
xx loan was originated on xx/xx/XXXX. xx, the required collection comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx K. xx is retired person for X year.
xx to determine the occupancy and current condition of subject property.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx CLTV xx: 79.622% xx: 79.226% |---| 0.396% |----| 0.xx% xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -1 (xx)   xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 79.622%   xx: 79.226%   xx: 0.396%   xx %: 0.xx%   xx:    xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape states defect as "Seasoning not met"."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx/xx/2021. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2021. Note date is xx/xx/2021."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25114033	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$24.82	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,322.61	3.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	43.707%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of ‘‘xx, xx.” with xx#xx.

xx chain of assignment is complete.

xx active judgments or liens have been found.

xx combined taxes of XXXX have been paid off in the amount of $XX.XX on xx/xx/XXXX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.

xx foreclosure & bankruptcy record has been found.

xx the required comment history is missing from xx/xx/XXXX to xx/xx/XXXX, the xx-XX review has not been performed in the loan.

xx to confirm the current condition & occupancy status of the subject property.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: MI xx: 30.000% xx: 69.470% |---| -39.470% |----| -39.xx% xx: xx per xx data, MI xx reflect 69.470%. xx, MI document reflect 30.000%. xx: xx:
xx: xx-xx DTI per 1003   xx: 43.707%   xx: 38.847%   xx: 4.860%   xx %: 4.xx%   xx: xx close DTI per 1003 xx value is 43.707%.   xx: xx:
xx: xx: 358 xx: 2 xx: 356 xx %: xx.00000% xx: xx per xx data, xx reflect 2 months. xx, xx reflect 358. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to Decrease in Lender Credit in Final Closing Disclosure dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects Lender Credit at $534.14; however, the Final CD dated xx/xx/2021 reflects Lender Credit at $0.00. This is decrease of $534.14 for fee which has 0% tolerance test and Tolerance variance amount for charges that cannot increase and lender credits that cannot decrease Variance is +$463.13. Valid COC for the decrease in NSLC is missing.

This loan failed the revised closing disclosure delivery date test. The revised closing disclosure delivery date is after the consummation date, or closing/settlement date if no consummation date is provided, of the transaction."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.707%, the Borrower income was $11,584.46 and total expenses are in the amount of $5,063.17 and the loan was under written by AUS/DU (xx 8622441656 closing credit package Page#302) and its recommendation is “Approve/Eligible” with a DTI of 49.81%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Seller tape shows problem relying on declining SE income. No further details provided. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18950602	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,955.86	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,490.97	3.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	38.365%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. DBA: xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx XXXX / XXX.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx combined taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx of loan is currently performing. xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx review is not performed as latest collection comments are missing.
xx loan was originated on xx/xx/XXXX. xx, the required collection comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx R. xx has been working at xx as xx for X years.
xx to be determined the occupancy and current condition of subject property.

xx:xx:xx	xx	Missing Disclosures Missing or error on the Rate Lock	xx: xx 1 xx 1 xx: xx: xx do xx |---| |----| xx: xx: xx:
xx: MI xx: 30.000%   xx: 109.610%   xx: -79.610%   xx %: -79.xx%   xx: xx per tape data MI xx amount is 109.610% and MI xx reflates 30%.   xx: xx:
xx: xx: $xx: $xx: $xx %: 12.xx%   xx: xx per xx data ,xx value is $314,450.xx documents reflects as $355,000.   xx: xx:
xx: xx CLTV xx: 95.000%   xx: 107.251%   xx: -12.251%   xx %: -12.xx%   xx: xx used for xx: $355,000. xx of xx(s): $0. xx: $xx. CLTV = 95.00%.   xx: xx:
xx: xx LTV (OLTV)   xx: 95.000%   xx: 107.251%   xx: -12.251%   xx %: -12.xx%   xx: xx used for xx: $355,000. xx: $xx. LTV = 95.00%.   xx: xx:
xx: xx: 357 xx: 0 xx: 357 xx %: xx: xx per xx data ,xx term of loan is 0 months.xx it reflects 357 months. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE result is Moderate as this loan has failed TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Finance Charge Test.

The disclosed finance charge is $211,453.71 and allowed is $216,905.11 however it is undercharged by $5,451.40."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Tape shows defect as "file funded with appraised value of $xx,but investors review did not support the corrections to the appraisal were made, value went to $xx.""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by the Borrower(s). State required."	* Missing Required Disclosures (Lvl 2) "Toolkit Missing from the loan document."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55360166	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,587.82	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$596.12	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	73.653%	73.653%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	646	Not Applicable	30.443%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx current assignment is with the lender MERS as nominee for xx.xx.
xx is a prior mortgage open against the subject property in the favor of the xx for the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx is a prior civil judgment open against the borrower xx L. xx filed by the xx for the amount of $X,XXX.XX which was recorded on xx/xx/XXXX. xx prior judgment holder, xx initiated the foreclosure by filing the notice of default on xx/xx/XXXX which was recorded on xx/xx/XXXX. xx notice of default is filed by the prior judgment holder xx on xx/xx/XXXX.
xx is a prior medical lien open against the borrower xx filed by the xx for the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx first installment combined taxes of XXXX have been paid and the second installment taxes are due on xx/xx/XXXX each in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final application, the borrower is working at xx as a TBD for XX months.

xx:xx:xx	xx	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A xx: xx:
xx: xx-xx DTI per 1003 xx: 30.443% xx: 30.454% xx: -0.011% xx %: -0.01100% xx: xx per xx 1003 xx is $9,188.50 and total expenses are $2,797.30. DTI is 30.443% xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Seller tape shows defect as AUS findings report missing or defective. Loan amount increased prior to close. AUS w/increased loan amount was not completed. Unable to obtain approve eligible AUS w/new loan amount.

As per seller tape data AUS/LP recommendation is Caution."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Points - Loan Discount Fee at $2,503.00 and Credit Report Fee at $20.00, however Final CD dated xx/xx/2020 shows Points - Loan Discount Fee at $3,527.64 and Credit Report Fee at $20.36. This is a fee increase of $1,025.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has failed Charges That In Total Cannot Increase More Than 10% Test.
Comparable Fee Amount is $1,105.00 and Final Fee Amount is $1,448.00, the difference is $343.00, which is greater than 10%."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU/LP is missing in the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing rate lock agreement from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53304067	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$855.81	$3,140.77	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$909.32	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	802	Not Applicable	28.232%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX.XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx current assignment is with the lender MERS as nominee for xx.
xx active liens and judgments have been found.
xx first, second and fourth installment combined taxes of XXXX-XXXX have been paid total in the amount of $X,XXX.XX.
xx third installment combined taxes of XXXX have been delinquent on xx/xx/XXXX and they were good through on xx/xx/XXXX in the amount of $XXX.XX.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is current with the loan.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final application, the borrower is working at xx C. xx & xx as a xx for XXX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the Comparable sales physical features were reported inaccurately. The appraisal did not accurately reflect the physical features of comparable two and three. The appraiser reported C2 when evidence obtained from MLS indicated C3.
The Comparable sales one, two and three were considered inappropriate as they were located over one mile and a major arterial boundary."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44688310	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,245.99	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,687.39	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	79.570%	79.570%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	813	796	50.041%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with instrument#T-xx.

xx is no chain of assignment as the subject mortgage is with the original lender.

xx active judgments or liens have been found against the borrower/subject property.

xx Xst installment taxes of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and Xnd installment taxes are due in the amount of $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of PITI is $X,XXX.XX which includes P&I of $X,XXX.XX, which was applied for the due date of xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx comments have been found regarding the subject property condition.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails ComplianceEase delivery and timing test Revised Loan Estimate#2 dated xx/xx/2020 document tracker is missing and 3 business days were added to get receipt date xx/xx/2020 prior to closing."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for initial Closing Disclosure dated xx/xx/2020. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2020 which is after the Closing date xx/xx/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated xx/xx/2020. Initial LE dated xx/xx/2020 does not reflect Transfer Taxes. However, Final CD dated xx/xx/2020 reflect Transfer Taxes at $27.09 This is a fee increase of $27.09 for 0% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflect the following issue "General Appraisal Requirements: Appraisal not complete or compliant. "The subject mortgage does not meet the eligibility requirements set forth in Freddie Mac Bulletin 2020-5 (Selling Guidance Related to COVID-19) regarding Property Valuations - Appraisal Flexibilities. The loan file includes an Exterior-Only appraisal. The subject transaction was a cash-out refinance. An exterior-only appraisal was not permitted for this transaction"."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock Agreement is missing from the loan document."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.04%, the Borrower income was $3,894.47 and total expenses are in the amount of $1,948.84 and the loan was underwritten by AUS/LP (Locator# XXloan file Pg#152) and its recommendation is “Approve/Eligible” with a DTI of 50%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 50%. Income miscalculation, missing SE BWR income supporting docs used to adjust Schedule C income may push DTI to over 59.23%. Unable to rely on docs in file and unable to calc ATR"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21855837	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,478.77	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$936.83	2.500%	360	xx	xx	Conventional	ARM	Refinance	55.788%	55.788%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	802	Not Applicable	44.346%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that borrower, xx R. xx is the current owner of the subject property. xx mortgage originated on xx/xx/XXXX with lender, xx in the amount of $XXX,XXX.XX has been active on the title at first lien position.
xx assignment of mortgage was found.
xx active judgments or liens have been found.
xx taxes of XXXX are paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx as of xx/xx/XXXX shows that loan is performing and borrower is due for xx/xx/XXXX payment. xx last payment was made on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and interest rate is X.X%.

xx:xx status of the loan is performing and borrower is due for xx/xx/XXXX payment. xx per payment history xx/xx/XXXX,the last payment was made on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and interest rate is X.X%.
xx records of bankruptcy filed by the borrower were found.
xx foreclosure evidence was found.
xx evidence damage or repair was found.

xx:xx:xx	xx	xx: ARM xx: 7.500% xx: 5.000% |---| 2.500% |----| 2.xx% xx: xx reflects ARM xx as 7.500%. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N.A.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.346%   xx: 56.506%   xx: -12.160%   xx %: -12.xx%   xx: xx borrower's income is $6,570.45 after subject loan the proposed amount $1,290.00 and total xx-xx payments is $1,623.75. hence,the calculated DTI ratio is 44.346%   xx: xx:
xx: xx-xx per 1003   xx: 19.633%   xx: 34.709%   xx: -15.076%   xx %: -15.07600%   xx: xx subject property PITIA (P&I $ 936.83 + xx $ 206.56 + xx $67.08 + xx $0.00 + MI $0.00 + HOA xx $0.00) equals $1,210.47. xx verified monthly income equals $6,570.45. xx equals 19.633%.   xx: xx:
xx: xx: 5.000%   xx: 7.500%   xx: -2.500%   xx %: -2.xx%   xx: xx reflects xx as 5.000%.   xx: xx:
xx: xx: 1.000%   xx: 5.000%   xx: -4.000%   xx %: -4.00000%   xx:    xx: xx:
																																																																																				xx: xx: 6 xx: 120 xx: -114 xx %: -95.00000% xx: xx reflects subsequent xx adjustment months as 6. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject property is an Investment. The provided Seller’s tape is showing an alert that the borrower's income is not documented and supported. Further details are not provided to confirm the same. Unable to rely on the provided documents in the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14098029	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,110.46	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,689.95	2.375%	180	xx	xx	Conventional	Fixed	Refinance	50.062%	50.062%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx. xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX. xx chain of assignment has not been completed. xx latest assignment has been found. xx is senior mortgage originated on xx/xx/XXXX with lender xx of the xx and recorded on xx/xx/XXXX for the amount of $XX,XXX.XX. xx county taxes for the year XXXX have been paid in the amount of $XXXX.XX. xx prior tax delinquency has been found.	xx to the payment history as of xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX. xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to xx-XX.
xx:xx:xx	xx	Appraisal (Incomplete) Hazard Insurance Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: MI is not required. xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 38.833%   xx:    xx %:    xx:    xx: xx:
xx: xx-xx per 1003   xx: xx: 23.376%   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx rate or term xx: xx in xx/xx: xx %: xx: xx and xx DU reflect xx in xx rate or term. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "PIW is missing from the loan file."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "A Rate Lock Agreement signed by the Borrower is Missing from the Loan Documents."	* Missing proof of hazard insurance (Lvl 2) "The Hazard document is missing from the loan documents."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 38%. Tape shows seller defect that SE BWR income documents incomplete. Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62130113	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,202.32	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,477.02	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	70.916%	70.916%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Not Applicable	750	Not Applicable	43.703%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of ‘‘xx.xx, xx” with xx#xx.

xx chain of assignment is complete.

xx active judgments or liens have been found.

xx county taxes of XXXX are due in the total amount of $X,XXX.XX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.

xx foreclosure & bankruptcy record has been found.

xx to the collection comments, no damage or repairs have been found.

xx:xx:xx	xx	Flood Certificate Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx-xx per 1003   xx: 42.803%   xx: 42.813%   xx: -0.010%   xx %: -0.01000%   xx: xx subject property PITIA (P&I $1,477.02 + xx $115.75 + xx $247.44 +HOA xx $14.58 equals $1,854.79 verified monthly income equals $4,333.33 xx equals 42.803%.   xx: xx:
xx: xx of xx: xx (GSE definition)   xx: xx in xx/xx:    xx %:    xx: xx reflects xx of xx as xx-xx.   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan has failed Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test.

Final CD was disclosed on xx/xx/2020 and PCCD was disclosed after more than 60 days of it on xx/xx/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Appraisal Fee at $475.00, Credit Report Fee at $20.00 and MERS Fee paid to the MERS at $0.00, however Final CD dated xx/xx/2020 shows Appraisal Fee at $750.00, Credit Report Fee at $20.36 and MERS Fee paid to the MERS at $11.95. This is a fee increase of $287.31 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* Missing flood cert (Lvl 2)     "Flood Certificate is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.703% as the Borrower income was $4,333.33 and total expenses are in the amount of $1,893.79 per AUS/DU (Locator#XXPage#37) and its recommendation is “Approve/Eligible” with DTI of 43.70%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 43.703%. Liabilities miscalculated may push DTI to over 51.99%. Unable to rely on documents in file and unable to calculate ATR."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73365692	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,087.00	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,723.42	3.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	47.160%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. xx, xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx is a senior child support lien in the favor of xx, xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx of XXXX have been paid in the amount of $X,XXX.XX.
xx of XXXX-XXXX are due in the total amount of $X,XXX.XX which is due on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
																																																																																	xx:xx:xx	xx		xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Per tape, LTV exceeds max for property type - Subject 3 unit, max LTV allowed 75%. Loan Closed at 80% LTV due to property type reflecting 2 unit throughout loan process. Appraisal confirms subject 3 unit. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.16% as the Borrower income was $9,166.00 and total expenses are in the amount of $4,322.70 per AUS/DU (Locator#XX and its recommendation is “Approve/Eligible with 47.16%.”."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41925598	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$5,786.33	$5,226.46	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,870.12	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	83.230%	83.230%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	714	726	46.534%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx.xx, xx, with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.xx, xx.

xx active judgments or liens have been found against the borrower.
Xst installment county tax of XXXX have been delinquent on xx/xx/XXXX in the amount of $X,XXX.XX. xx well as Xnd installment are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx as a xx from XX.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan has failed Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test.

Final CD disclosed on xx/xx/2021 and PCCD was disclosed more than 60 days after final CD on xx/xx/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows defect as "LTV exceeds max for cash out refi. LOS not updated w/ correct appraised value - LTV of 83% now exceeds max for cash out refinance"."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.534%, the Borrower income was $16,345.11 and total expenses are in the amount of $7,606.04 and the loan was under written by AUS/DU (104139842 Weldesenbet - loan file Page#73) and its recommendation is “Accept” with a DTI of 47%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94935285	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$9,124.68	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$662.53	4.625%	360	xx	xx	Conventional	Fixed	Purchase	89.999%	89.999%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	677	Not Applicable	37.225%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx current assignment is with the lender MERS as nominee for xx.xx, xx.
xx are two municipal liens open against the subject property filed by the xx, an xx for the total amount of $XXX.XX which was recorded on different dates xx/xx/XXXX and xx/xx/XXXX respectively.
xx first installment county taxes of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and the second installment taxes are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior years delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx modification, forbearance details are available in recent collections comments.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final application, the borrower is working at xx visiting xx as a xx of xx for XXX months.

xx:xx:xx	xx	xx: xx-xx DTI per 1003 xx: 18.693% xx: 51.721% |---| -33.028% |----| -33.02800% xx: xx post close DTI per 1003 is 18.693%. xx: xx:
xx: xx-xx per 1003 xx: 10.990% xx: 25.748% xx: -14.758% xx %: -14.xx% xx: xx post close housing ration per 1003 is 10.99%. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Subject approved as W2 but per tape BWR was SE with salary. SE docs not in file. QM failure at 51.72%."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.497%) is exceeded APOR (5.290%) by 0.207%. The APR threshold is 5.290% and the subject loan is escrowed one.

																																																																																							Qualified Mortgage Safe Harbor Threshold: FAIL Charged: 5.497% Allowed: 5.290% Over by: +0.207%"			Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89327811	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,289.19	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,813.95	5.375%	360	xx	xx	Conventional	Fixed	Purchase	104.496%	104.496%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	40.873%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx / XX.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xst half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx Xnd half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx per comment dated xx/xx/XXXX, the reason for default was xx.
xx borrower xx has been working at xx as xx for X years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Appraisal (Incomplete) Missing or error on the Rate Lock	xx: xx CLTV xx: 104.496% xx: 90.000% |---| 14.496% |----| 14.xx% xx: xx used for xx:$310,000.00. xx of xx:$00.000. xx: $323,937.00. CLTV =104.496%. xx: xx:
xx: xx LTV (OLTV) xx: 104.496% xx: 90.000% xx: 14.496% xx %: 14.xx% xx: xx used for xx:$310,000.00. xx: $323,937.00. LTV =104.496%. xx: xx:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 4) "Provided copy of Appraisal report in the loan file is '"Subject to" completion of the specification of repairs. However, the copy of Appraisal 1004D Update/Completion report is missing from loan file. Provided final CD in the loan file shows the Escrow holdback for $49,930.00."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2019) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2019). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (xx/xx/2019) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2019). However, the method of delivery is marked as "Personal.""
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan has not met HomeStyle Renovation requirements. The copies of 1004D & HomeStyle Renovation Completion Certificate (1036) are missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 3)     "LTV/CLTV of the loan is exceeded 100.00% as the appraised value / purchase price of the subject property ($xx) is less than the loan amount is $xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53793394	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,427.29	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$753.80	3.990%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	588	Not Applicable	38.540%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx. xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx taxes for the year XXXX have been paid in the amount of $XXXX.XX. xx prior tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A xx: xx:
xx: xx CLTV xx: 98.188%   xx: 96.500%   xx: 1.688%   xx %: 1.xx%   xx: xx used for xx: $161,000.00. xx of xx(s): $0.00. xx: $158,083.00. CLTV = 98.188%.   xx: xx:
xx: xx LTV (OLTV) xx: 98.188% xx: 96.500% xx: 1.688% xx %: 1.xx% xx: xx used for xx: $161,000.00. xx: $158,083.00. CLTV = 98.188%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.226%) is exceeded APOR (4.360%) by 0.866%. The APR threshold is 4.360% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.226%    Allowed: 4.360%    Over by: +0.866%"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test.

Final CD was disclosed on xx/xx/2021 and PCCD was disclosed more than 60 days after it on xx/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2021 shows Credit Report Fee at $20.00 and Transfer Taxes at $870.00, however Final CD dated xx/xx/2021 shows Credit Report Fee at $20.36 and Transfer Taxes at $1,996.52. This is a fee increase of $1,126.52 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has failed Charges That In Total Cannot Increase More Than 10% Test.
Comparable Fee Amount is $1,678.00 and Final Fee Amount is $1,891.50, the difference is of $213.50, which is greater than 10%."
* Higher Price Mortgage Loan (Lvl 3)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.226%      Allowed: 4.360%     Over by: +0.866%"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue, "Mortgage/Program Eligibility: Does not meet the case # assignment timing/days. FHA Uninsurable: Does not meet the 3 years between foreclosure and case # assignment date. This is the only issue. We are off by only  8 days"."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* Property is Manufactured Housing (Lvl 2)     "Home is Affixed.
																																																																																								As per the appraisal report located at "xx", the subject property type is manufactured home. The final title policy is missing from the loan file to check whether ALTA-7 endorsement for Manufactured Home is incorporated. According to affidavit of affixation & manufactured home rider located at “xx”, the subject property is permanently affixed to the land; however, VIN# is not available on same document and on recorded mortgage."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98604662	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,021.16	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	$427.00	5.000%	Unavailable	xx	xx	FHA	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	12/01/2017	$81,010.35	Not Applicable	3.870%	$339.77	12/01/2017	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, NA dba xx for the amount of $XX,XXX.XX. xx chain of assignment has been completed. xx, the assignment is from xx dba xx trust not in its individual capacity but solely in its capacity as xx trustee for NNPL trust series XXXX-X recorded on xx/xx/XXXX. xx are X UCC judgments against the borrower, first in the favor of xx green finance authority for the amount of $XX,XXX.XX recorded on xx/xx/XXXX and second in the favor of xx corridor property assessment clean energy (PACE) district for the amount of $X,XXX.XX recorded on xx/xx/XXXX. xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year delinquent taxes have been found.	xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has been modified since origination. xx borrower has been making the payment as per the modification agreement which was made on xx/xx/XXXX between the borrower "xx xx and xx" and lender "xx”. xx per the modified terms, the new principal balance is $XX xx borrower has promised to pay the in the amount of $XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX. xx borrower did not file bankruptcy. xx foreclosure was not initiated. xx per the comment dated xx/xx/XXXX, the reason for default is illness of the borrower. xx subject property is unable to be determined. xx to comment dated xx/xx/XXXX, the subject property had damages due to hurricane. xx property needs repairs. xx loss draft check balance is in the amount of $XXand the approval has been sent in the amount of $X,XXX.XX. xx per the comment dated xx/xx/XXXX, the loss draft check has been approved in the amount of $X,XXX.XX and the claim repairs are XX.XX% has been completed. xx servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition.

xx:xx:xx	xx loan has been modified since origination. xx borrower has been making the payment as per the modification agreement which was made on xx/xx/XXXX between the borrower "xx and xx" and lender "xx”. xx per the modified terms, the new principal balance is $XX xx borrower has promised to pay the in the amount of $XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Mortgage Insurance
Note
Notice of Servicing Transfer
Origination Appraisal	xx: xx (CE, S&P) xx: xx: 455 |---| |----| xx: xx: xx:
xx: xx: xx: $159.32   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: 9 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2017   xx:    xx %:    xx:    xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 455   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2009 xx: xx %: xx: xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."
* Note is missing or unexecuted (Lvl 3) "Final Note is missing from the loan files. However, the loan has been modified."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA Loan. Mortgage Insurance Certificate is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76456367	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,832.14	12/09/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$470.39	10.650%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	12.460%	First	Final policy	Not Applicable	Not Applicable	11/01/2017	$52,872.57	$5,415.00	3.000%	$169.89	11/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $xx with lender is MERS as nominee for xx., xx OP. SUB. xx xx xx., xx with xx | xx/xx# is XXXX-xx.

xx chain of assignment has been completed. xx last assignment is with xx, xx.

xx liens and judgment has been found.

Xst installment combined taxes of XXXX have been paid in the amount of $XXXX.XX.
Xnd installment combined taxes of XXXX have been paid in the amount of $XXXX.XX.
xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I are in the amount of $XXX.XX and current PITI is in the amount of $XXh an interest rate of X.XX%. xx current UPB reflected as per the payment history is in the amount of $XX	xx:xx loan is currently in collections. xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I are in the amount of $XXX.XX and current PITI is in the amount of $XXh an interest rate of X.XX%. xx current UPB reflected as per the payment history is in the amount of $XX

xx per servicing comment dated xx/xx/XXXX the reason for default is the borrower's income is impacted by COVID-19. xx per servicing comment the subject property has been occupied by the owner. xx borrower's intention is to keep the property. xx damage or repair has been found.

xx loan was modified on xx/xx/XXXX between the borrower xx and the lender is xx. xx new modified principal balance as per modification is in the amount of $XXwith an interest rate of X.XX% and the borrower promises to pay P & I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx deferred balance other than UPB is $X,XXX.XX. xx interest-bearing amount is $XX,XXX.XX.

xx:xx:xx	xx loan was modified on xx/xx/XXXX between the borrower xx and the lender is xx. xx new modified principal balance as per modification is in the amount of $XXwith an interest rate of X.XX% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx deferred balance other than UPB is $X,XXX.XX. xx interest-bearing amount is $XX,XXX.XX.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx: xx (CE, S&P) xx: 360 xx: 480 |---| -120 |----| -25.00000% xx: xx amortization term months are 360. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx lender does not require the MI.   xx: xx:
xx: xx: xx/xx/2007   xx: xx/xx/2017   xx: -3745 (xx)   xx %:    xx: xx reflects the first payment date is xx/xx/2007.   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: xx foreclosure is not intiated.   xx: xx:
xx: xx: 360   xx: 480   xx: -120   xx %: -25.00000%   xx: xx original maturity term months is 360.   xx: xx:
xx: xx: $xx: $xx: $6000.00   xx %: 8.xx%   xx: xx original appraised value is $78,000.00.   xx: xx:
xx: xx P&I xx: $470.39 xx: $470.00 xx: $0.39 xx %: 0.08297% xx: xx reflects the original stated P&I is $470.39. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "GSE (Fannie Mae public guidelines) Predatory Lending Guidance:
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences

GSE (Fannie Mae public guidelines) Points and Fees Test:
This loan failed the points and fees test. (Fannie Mae Lender Letter Ann. 06-04)
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.4"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the discount fee test.
The sum of all discount points is greater than 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage. "Discount points" does not include the costs associated with settlement services as defined in RESPA."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following state disclosures are missing in the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91583231	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,931.59	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,332.77	5.000%	360	xx	xx	FHA	Fixed	Cash Out	75.233%	75.233%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	47.319%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender xx, xx on xx/xx/XXXX.
xx active judgments or liens have been found.
xx for the year XXXX-XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the amount of $XX,XXX.XX.
xx to the payment history as of xx/xx/XXXX the last payment date was filed on xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I are in the amount of $X,XXX.XX and PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is performing.xx for default is unavailable.
xx to the payment history as of xx/xx/XXXX the last payment date was filed on  xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I are in the amount of $X,XXX.XX and PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx information has been found related to foreclosure and bankruptcy. xx information has been found related damage or repairs.

xx:xx:xx	xx	Credit Report Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 75.233%   xx: 113.490%   xx: -38.257%   xx %: -38.xx%   xx: xx used for xx: $330,000.00 xx: $248,270.00. CLTV = 75.233.%.   xx: xx:
xx: xx LTV (OLTV)   xx: 75.233%   xx: 113.490%   xx: -38.257%   xx %: -38.xx%   xx: xx used for xx: $330,000.00 xx: $248,270.00. CLTV = 75.233.%.   xx: xx:
xx: xx P&I   xx: $1332.77   xx: $1333.00   xx: $-0.23   xx %: -0.01725%   xx: xx per xx data ,xx P & I is in the amount of $XX.xx documents reflects as $1332.77.   xx: xx:
xx: xx-xx DTI per 1003 xx: 47.319% xx: 50.019% xx: -2.700% xx %: -2.xx% xx: NA xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.31%, the Borrower income was $5,328.35 and total expenses are in the amount of $2.521.30 and the loan was underwritten by AUS/DU (Locator# XX_Pg#887) and its recommendation is “Refer/Eligible” with a DTI of 50.00%"	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test.
This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date. Please review the loan data to ensure the dates are in the correct fields.

This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Revised #2 CD dated xx/xx/2020. Initial LE dated xx/xx/2019 does not reflect Re lock fee. However, Revised #2 CD dated xx/xx/2020 Re lock fee at $610.00 Valid COC is available on pg#821 dated xx/xx/2020 clearly mentioning the addition of Re lock fee but not clear the violation."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $8,711.33 Fees threshold $6,972.41 Over By +$1,738.92
The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $5,047.33
Underwriting Fee paid by Borrower: $995.00
Rate lock extension fee paid by borrower: $1,464.00
Processing fee paid by borrower: $595.00
Re lock fee paid by borrower: $610.00"
* LE/CD Issue date test Fail (Lvl 3)     "Initial Loan estimate date issue on xx/xx/2019 but borrower signed on xx/xx/2019 which is more than 3 business days from the issue date.

Initial Closing disclosure date xx/xx/2019  but borrower signed on xx/xx/2019 which is more than 3 business days from the issue date."
* Loan Estimate  - LE not provided within the required time (Lvl 3)     "Loan fails delivery and timing test. Revised loan estimate date xx/xx/2020 and signed on xx/xx/2020 more than 3 business days from Loan estimate issue date."
* MI, FHA or MIC missing and required (Lvl 3) "This is FHA loan. Mortgage insurance is missing from the loan document."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated 6.128% APR Threshold 5.230% Over By +0.898%."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 6.128% APR Threshold 5.230% Over By +0.898%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s)."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77980910	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/03/2024	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,253.57	5.000%	360	xx	xx	FHA	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of ‘‘xx, a xx of xx, N.A.” with xx/xx# xx:XXXX.

xx chain of assignment is complete.

xx active judgments or liens have been found.

xx details are not provided in ProTitle.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.

xx BK activity has been found.

xx per ProTitle report dated xx/xx/XXXX, the foreclosure was initiated in the subject loan in XXXX. xx complaint was filed on xx/xx/XXXX. xx, no further details have been found regarding foreclosure process. xx comment does not state details regarding foreclosure.

xx per comment dated xx/xx/XXXX, prior servicer information indicates that xx-XX hardship application acknowledgement generated and transmitted to vendor. xx doc available in loan file at locator "xx " shows the borrower works in salon which was closed due to xx-XX. xx, the comment dated xx/xx/XXXX shows that xx-XX denial notice sent on xx/xx/XXXX. xx investor has denied the request due to failure to meet deferment/forbearance guidelines.

xx to the collection comments, no damage or repairs have been found.

xx:xx per ProTitle report dated xx/xx/XXXX, the foreclosure was initiated in the subject loan in XXXX. xx complaint was filed on xx/xx/XXXX. xx, no further details have been found regarding foreclosure process. xx comment does not state details regarding foreclosure.
xx:xx	xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx: xx in xx? xx: xx: xx |---| |----| xx: FC was initiated in the loan in 2013. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx's N/A.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2009   xx: xx/xx/2009   xx: -1 (xx)   xx %:    xx: xx per document of note, the closing date is xx/xx/2009.   xx: xx:
xx: xx P&I xx: $1253.57 xx: $1254.00 xx: $-0.43 xx %: -0.03429% xx: xx P&I per note is $1,253.57. xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. The required MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87279314	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$572.39	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$780.51	5.500%	360	xx	xx	FHA	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2019	$147,147.81	Not Applicable	6.750%	$954.40	03/01/2019	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx. for the amount of $xx.
xx chain of assignment has been completed..
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes of XXXX have been paid in the amount of $ XXX.XX
xx, any prior year delinquent taxes have been found.
xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current UPB is in the amount of $XX.	xx:xx loan is performing. xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X month and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date of xx/xx/XXXX. xx current UPB is in the amount of $XX. xx loan modification agreement was made between (xx) and (xx) on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx evidences have been found in last XX months and xx file regarding foreclosure proceedings. xx evidences are available in loan file and in the latest servicing comments regarding xx.
xx:xx:xx borrower xx had bankruptcy under chapter X with the case#xx on xx/xx/XXXX.
xx POC was filed by creditor on xx/xx/XXXX for the secured claim amount is $XXX,XXX.XX and arrearage amount is $ $XX,XXX.XX
xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $ XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX. xx, the unsecured portion is $xx.
xx debtor was discharge on xx/xx/XXXX and terminated on xx/xx/XXXX.
xx loan modification agreement was made between borrower and lender on xx/xx/XXXX with a new principal balance of $XXX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx: xx (CE, S&P) xx: 360 xx: 475 |---| -115 |----| -24.xx% xx: xx term months is 360 xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx G/L require MI is not applicable.   xx: xx:
xx: xx: xx/xx/2009   xx: xx/xx/2019   xx: -3499 (xx)   xx %:    xx: xx payment date is xx/xx/2009   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: xx REO active is not applicable   xx: xx:
xx: xx: 360   xx: 475   xx: -115   xx %: -24.xx%   xx: xx original maturity term months is 360   xx: xx:
xx: xx CLTV xx: xx: 93.820%   xx:    xx %:    xx: xx CLTV ratio percent is unavailable.   xx: xx:
xx: xx LTV (OLTV)   xx: xx: 93.820%   xx:    xx %:    xx: xx standard LTV (OLTV) is unavailable.   xx: xx:
xx: xx P&I xx: $780.51 xx: $781.00 xx: $-0.49 xx %: -0.06274% xx: xx stated P&I is $780.51 xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 document is missing from the loan file, Also Estimated HUD-1 and Itemization documents are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI, FHA or MIC is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Final appraisal is missing from the loan."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45422733	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,521.07	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$912.10	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	57.143%	57.143%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.444%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is from xx, xx recorded on xx/xx/XXXX.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx subject property and the reason for default are unable to be determined. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is working at xx as xx from X months.

xx:xx:xx	xx	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 57.143%   xx: 77.820%   xx: -20.677%   xx %: -20.xx%   xx: xx used for xx: $350,000.00.xx of xx(s): $0.00. xx: $2000,000.00. CLTV =57.143%.   xx: xx:
xx: xx LTV (OLTV)   xx: 57.143%   xx: 77.820%   xx: -20.677%   xx %: -20.xx%   xx: xx used for xx: $350,000.00 xx: $200,000.00 LTV =57.143%.   xx: xx:
xx: xx P&I   xx: $912.10   xx: $912.00   xx: $0.10   xx %: 0.01096%   xx: xx reflects xx P&I as $912.10.   xx: xx:
xx: xx-xx DTI per 1003   xx: 47.444%   xx: 47.450%   xx: -0.006%   xx %: -0.00600%   xx: xx borrowers and co-borrowers total income is $5,289.67 after xx loan the xx amount $1,185.61 and xx-housing xx is $1,324.00 hence, the xx DTI xx is 47.444%.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx reflects xx as xx. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan has a qualified mortgage DTI of 47.444%, the borrowers and co-borrowers total income was $5,289.67 and the total expenses are in the amount of $2,509.16. AUS/DU is missing from the loan documents."	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS DU/LP is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock provided expired on xx/xx/2020 and the loan closed on xx/xx/2020. No lock extension found."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary (1008) is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31846461	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,077.00	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$828.94	4.000%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	42.164%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on X/XX/xx with the lender MERS as nominee for xx and
xx, xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx and xx, xx., which is recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx county taxes of XXXX have been paid in the amount of $XXXX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower has been current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XXX,XXX.XX	xx:xx loan is currently in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx.

xx:xx:xx	xx	xx: xx REO xx? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx P&I   xx: $828.94   xx: $829.00   xx: $-0.06   xx %: -0.00723%   xx: xx per xx data ,xx P & I is in the amount of $XX documents reflects as $828.94.   xx: xx:
xx: xx-xx DTI per 1003   xx: 42.164%   xx: 50.449%   xx: -8.285%   xx %: -8.xx%   xx: xx total income of the borrower is $2,722.46. xx liabilities are in the amount of $1,147.90. xx calculated DTI is 42.164%.   xx: xx:
xx: xx: xx: PUD xx: xx %: xx: xx per xx data ,xx is PUD .xx documents reflects as xx. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed Charges That Cannot Increase Test due fee addition in the Final CD dated xx/xx/2019. Initial LE dated xx/xx/2019 reflects Transfer Taxes in the amount of $3829.00. However the same fee is increased in the Final CD to $7657.62. This is fee increase of $3828.62 which is paid by the Seller. Valid COC is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25200273	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,433.48	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$858.04	8.450%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2014	$106,554.78	$19,967.88	4.875%	$409.85	07/01/2014	Financial Hardship	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx master participation trust I. xx is on first lien position. xx active judgments or liens found on the subject property.	xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X months and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX	xx:xx the loan is in collection.
xx payment history dated xx/xx/XXXX shows that the borrower is delinquent for X months and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX
xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX and the rate was starting from X.XXX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx borrower has also promised to pay the deferred balance in the amount of $XX,XXX.XX on the maturity date on xx/xx/XXXX. xx lender agrees to immediately forgive the amount of $XX,XXX.XX which exceeds X% of loan amount.
xx bankruptcy has been filed.
xx per collection comment the subject property is occupied by owner and it is in good condition. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx	xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX and the rate was starting from X.XXX% and borrower had given promise to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx borrower has also promised to pay the deferred balance in the amount of $XX,XXX.XX on the maturity date on xx/xx/XXXX. xx lender agrees to immediately forgive the amount of $XX,XXX.XX which exceeds X% of loan amount.	Credit Application Credit Report Origination Appraisal	xx: xx (CE, S&P) xx: 360 xx: 651 |---| -291 |----| -44.xx% xx: xx term is 360. xx: xx:
xx: xx: $xx: $xx: $6655.96   xx %: 50.00000%   xx: xx balance is $19,967.88.   xx: xx:
xx: xx: xx/xx/2000   xx: xx/xx/2014   xx: -5204 (xx)   xx %:    xx: xx payment date is xx/xx/2000.   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: REO active is N/A.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360   xx: 651   xx: -291   xx %: -44.xx%   xx: xx term is 360.   xx: xx:
xx: xx CLTV xx: 100.000%   xx: 111.000%   xx: -11.000%   xx %: -11.00000%   xx: CLTV is 100.00%   xx: xx:
xx: xx LTV (OLTV)   xx: 100.000%   xx: 111.000%   xx: -11.000%   xx %: -11.00000%   xx: LTV is 100.00%.   xx: xx:
xx: xx P&I   xx: $858.04   xx: $410.00   xx: $448.04   xx %: 109.xx%   xx: xx P&I is $858.04.   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 57.090%   xx:    xx %:    xx: DTI is xx.   xx: xx:
																																																																																				xx: xx of xx: xx - xx: xx in xx/xx: xx %: xx: xx per application is xx-xx. xx: xx:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file." * Missing Appraisal (Lvl 2) "Appraisal at the origination is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4030905	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$2,922.92	04/16/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,458.15	8.508%	360	xx	xx	Conventional	Fixed	Cash Out	89.813%	89.813%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.562%	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2017	$197,048.26	$5,365.39	3.000%	$686.20	04/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that subject mortgage originated on xx/xx/XXXX with the lender xx in the amount of $XXX,XXX.XX has been active on the title.
xx chain of the assignment has been completed. xx latest assignment is with xx which was recorded on xx/xx/XXXX.
xx is an active real estate tax lien against the subject property in the amount of $X,XXX.XX in favor of xx of xx and it was recorded on xx/xx/XXXX.
xx are two credit card judgments against the borrower in the favor of xx, xx. & xx. in the amount of $ $XX,XXX.XX which was recorded on xx/xx/XXXX & xx/xx/XXXX.
xx is xx support lien against the borrower in the amount of $X,XXX.XX in the favor of xx of xx recorded on xx/xx/XXXX.
xx is state tax lien against the borrower in the amount of $X,XXX.XX in the favor of xx of xx recorded on xx/xx/XXXX.
xx is a xx lien in the amount of $XXX.XX in the favor of xx, xx. recorded on xx/xx/XXXX.
xx is a civil judgment against the borrower in the favor of the xx. in the amount of $XXXX.XX which was recorded on xx/xx/XXXX.
xx are three IRS liens against the borrower in the favor of xx of the xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX & xx/xx/XXXX & xx/xx/XXXX.
Xst installment county taxes of XXXX have been due in the amount of $X,XXX.XX on due dated xx/xx/XXXX.
 Xnd installment county taxes of XXXX have been due in amount $X,XXX.XX on due dated xx/xx/XXXX.
xx prior years delinquent taxes have been found.
xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx to the review of the servicing comments, the loan is in the collection. xx per review of latest payment history as of xx/xx/XXXX the loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate of X.XXX% and P&I $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the borrower's was sick due to the COVID-19 and unable to work for X weeks. xx dated xx/xx/XXXX reflects RFD as curtailment of income.
xx per last contact with borrower dated xx/xx/XXXX, the borrower does not need any assistance and will bring loan current soon.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx damage pertaining to the subject property has been found.
xx:xx:xx
xx modification agreement was made between the borrowers “xx A. xx”, and servicer (xx) on xx/xx/XXXX. xx has promised to pay the principal and interest in the amount of $XXX.XX with the interest rate of X.XXX% on same day of each month till the maturity date. xx new principal balance is $XX, and deferred balance amount is $X,XXX.XX and remaining balance in the amount of $XXX,XXX.XX is an interest bearing amount. xx last modified payment will be due on xx/xx/XXXX.
xx: xx (CE, S&P) xx: 360 xx: 588 |---| -228 |----| -38.xx% xx: N/A xx: xx:
xx: xx: xx/xx/2008   xx: xx/xx/2017   xx: -3278 (xx)   xx %:    xx: xx payment date is xx/xx/2008.   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360   xx: 588   xx: -228   xx %: -38.xx%   xx: N/A   xx: xx:
xx: xx CLTV xx: 89.813%   xx: 89.810%   xx: 0.003%   xx %: 0.00300%   xx: N/A   xx: xx:
xx: xx LTV (OLTV)   xx: 89.813%   xx: 89.810%   xx: 0.003%   xx %: 0.00300%   xx: xx LTV is 89.813%   xx: xx:
xx: xx P&I   xx: $1458.15   xx: $686.00   xx: $772.15   xx %: 112.xx%   xx: N/A   xx: xx:
xx: xx of xx: xx consolidation   xx: xx - xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2038 xx: xx/xx/2057 xx: -6879 (xx) xx %: xx: xx: xx:	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59986684	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,150.63	10/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$524.62	6.500%	360	xx	xx	Conventional	ARM	Refinance	24.058%	24.058%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	26.007%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with “xx of xx” which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx. xx is on first lien position. xx are X junior mortgages found on the subject property. xx in the amount of $XX,XXX.XX this was recorded on xx/xx/XXXX. xx in the amount of $XX,XXX.XX this was recorded on xx/xx/XXXX. xx active judgments or liens found on the subject property.	xx payment history dated xx/xx/XXXX shows that the loan is performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX	xx:xx the loan is in performing.
xx payment history dated xx/xx/XXXX shows that the loan is performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX
xx bankruptcy has been filed yet.
xx per collection comment the subject property is occupied by owner and it is in good condition. xx comment regarding damage and repairs located to the subject property.

xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx a xx? xx: xx: xx |---| |----| xx: MOD is xx. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx MI is N/A.   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: REO active is N/A.   xx: xx:
xx: xx: ARM   xx: xx:    xx %:    xx: xx type is ARM.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 24.058%   xx: 80.000%   xx: -55.942%   xx %: -55.xx%   xx: CLTV is 24.058%.   xx: xx:
xx: xx LTV (OLTV)   xx: 24.058%   xx: 80.000%   xx: -55.942%   xx %: -55.xx%   xx: LTV is 24.058%.   xx: xx:
xx: xx P&I   xx: $524.62   xx: $455.00   xx: $69.62   xx %: 15.xx%   xx: xx P&I is $524.62.   xx: xx:
																																																																																				xx: xx of xx: xx improvement xx: xx in xx/xx: xx %: xx: refinance is xx. xx: xx:	3: Curable		* Lost Note Affidavit (Lvl 3) "Lost note affidavit was found in the loan file located at (xx) as original note was misplaced, lost or destroyed. And duplicate copy / attested copy of note are available in the loan file."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12542008	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$11,463.22	01/27/2025	Unavailable	Yes	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,049.70	5.250%	360	xx	xx	FHA	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/20/2021	$487,391.54	Not Applicable	4.000%	$2,042.20	01/01/2021	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx. xx chain of assignment is completed as the subject mortgage is still with the lender, xx. xx is an active junior xx available in the updated title report in the amount of $XX,XXX.XX in favor of xx of xx and xx and it was recorded on xx/xx/XXXX. xx is an active junior state tax lien available in the updated title report against xx in the amount of $X,XXX.XX in favor of "xx of xx" and it was recorded on xx/xx/XXXX. xx Xst installment of county tax for XXXX has been paid off in the amount of $X,XXX.XX on xx/xx/XXXX and Xnd installment of $X,XXX.XX is due.	xx of updated payment history as of xx/xx/XXXX, the loan is currently performing and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.	xx:xx the loan is in performing.
xx of updated payment history as of xx/xx/XXXX, the loan is currently performing and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.
xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $X,XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.
xx foreclosure proceedings were initiated on the loan by referring it to xx and the complaint was filed in XXXX. xx was put on hold due to RESPA on xx/xx/XXXX. xx sale was scheduled on xx/xx/XXXX. xx case was dismissed on xx/xx/XXXX. xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx per PACER, the debtor (xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx and the plan was confirmed on xx/xx/XXXX. POC was filed on xx/xx/XXXX with the amount of claim of $XXX,XXX.XX and amount of arrearage of $XXX,XXX.XX. xx case was discharged on xx/xx/XXXX.
xx per collection comment the subject property is occupied by owner and it is in good condition. xx comment regarding damage and repairs located to the subject property.

xx:xx foreclosure proceedings were initiated on the loan by referring it to xx and the complaint was filed in XXXX. xx was put on hold due to RESPA on xx/xx/XXXX. xx sale was scheduled on xx/xx/XXXX. xx case was dismissed on xx/xx/XXXX. xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx:xx per PACER, the debtor (xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx and the plan was confirmed on xx/xx/XXXX. POC was filed on xx/xx/XXXX with the amount of claim of $XXX,XXX.XX and amount of arrearage of $XXX,XXX.XX. xx case was discharged on xx/xx/XXXX.	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $X,XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx: xx (CE, S&P) xx: 360 xx: 498 |---| -138 |----| -27.xx% xx: 360 months xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: n/a   xx: xx:
xx: xx: 360   xx: 498   xx: -138   xx %: -27.xx%   xx: 360 months   xx: xx:
xx: xx CLTV xx: xx: 80.000%   xx:    xx %:    xx: unavailable   xx: xx:
xx: xx LTV (OLTV)   xx: xx: 80.000%   xx:    xx %:    xx: unavailable   xx: xx:
xx: xx P&I   xx: $2049.70   xx: $2042.00   xx: $7.70   xx %: 0.xx%   xx: $2049.70   xx: xx:
xx: xx: 5.xx%   xx: 0.00000%   xx: 5.xx%   xx %: 5.xx%   xx: 5.xx%   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the documentation type test. (205 ILCS 635/5-6(b))The loan's document type is "No Documentation," "No Asset Verification," "No Asset or Income Verification," "No Income Verification," or "Reduced," or the document type is not provided. PLEASE NOTE: This result is not a determination that the licensee verified the borrower's ability to repay a residential mortgage loan based on Public Act 095-0691.For all residential mortgage loans made by a licensee, the borrower's income and financial resources must be verified by tax returns, payroll receipts, bank records, or other reasonably reliable methods, based upon the circumstances of the proposed loan. Nothing in this Section shall be construed to limit a licensee's ability to rely on criteria other than the borrower's income and financial resources to establish the borrower's reasonable ability to repay a residential mortgage loan; however, such other criteria must be verified through reasonably reliable methods and documentation. A statement by the borrower to the licensee of the borrower's income and resources is not sufficient to establish the existence of the income or resources when verifying the reasonable ability to pay. Stated income should be accepted only if there are mitigating factors that clearly minimize the need for direct verification of ability to repay."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the documentation type test. (205 ILCS 635/5-6(b))The loan's document type is "No Documentation," "No Asset Verification," "No Asset or Income Verification," "No Income Verification," or "Reduced," or the document type is not provided. PLEASE NOTE: This result is not a determination that the licensee verified the borrower's ability to repay a residential mortgage loan based on Public Act 095-0691.For all residential mortgage loans made by a licensee, the borrower's income and financial resources must be verified by tax returns, payroll receipts, bank records, or other reasonably reliable methods, based upon the circumstances of the proposed loan. Nothing in this Section shall be construed to limit a licensee's ability to rely on criteria other than the borrower's income and financial resources to establish the borrower's reasonable ability to repay a residential mortgage loan; however, such other criteria must be verified through reasonably reliable methods and documentation. A statement by the borrower to the licensee of the borrower's income and resources is not sufficient to establish the existence of the income or resources when verifying the reasonable ability to pay. Stated income should be accepted only if there are mitigating factors that clearly minimize the need for direct verification of ability to repay."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan file"
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file"	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51405109	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,480.55	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,748.57	4.500%	360	xx	xx	FHA	ARM	Refinance	Not Applicable	Not Applicable	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/26/2021	$336,450.60	$0.00	3.000%	$810.38	02/01/2021	Financial Hardship	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx of xx NA. which was recorded on xx/xx/XXXX.

xx chain of assignment has been completed.

xx is a IRS lien active in the favor of xx of xx in the amount of $XXX.XX recorded on xx/xx/XXXX.

xx Xnd installment has been due in the amount of $XXXX.XX on xx/xx/XXXX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXx UPB reflected as per the payment history is in the amount of $XX.

xx per the comment dated xx/xx/XXXX, the reason for default is curtailment of income. xx subject property has been occupied by the owner. xx comments have been found for damage or repairs.
xx:xx:xx	xx to the modification, the loan was modified on xx/xx/XXXX in between the borrower and lender. xx new modified principal balance per modification is in the amount of $XX with interest rate starting at X.XX % and borrower promises to pay P&I in the amount of $XXX.XX beginning on xx/xx/XXXX. xx maturity date reflects per modification is xx/xx/XXXX. xx per modified terms, the unpaid principal balance is $XX of which lender has forgiven the amount $XXX,XXX.XX, which exceeds X% of modification amount. xx, the modified principal balance and interest bearing amount is $XXX,XXX.XX.	Affiliated Business Disclosure Loan Program Info Disclosure Origination Appraisal Right of Rescission	xx: xx (CE, S&P) xx: 360 xx: 494 |---| -134 |----| -27.xx% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360   xx: 494   xx: -134   xx %: -27.xx%   xx:    xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $xx %: 665.xx%   xx:    xx: xx:
xx: xx CLTV xx: xx: 80.000%   xx:    xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: xx: 80.000%   xx:    xx %:    xx:    xx: xx:
xx: xx P&I   xx: $1748.57   xx: $810.00   xx: $938.57   xx %: 115.xx%   xx:    xx: xx:
xx: xx of xx: xx: xx in xx/xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL Loan Data: $218,469.58 Comparison Data: $286,399.03 Variance: -$67,929.45

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: $218,469.58 Comparison Data: $286,399.03 Variance:-$67,929.45

TILA APR Test: Result: FAIL Loan Data: 3.867% Comparison Data: 4.537% Variance: -0.670%"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48128444	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$4,255.49	$8,385.20	12/31/2024	XX	Yes	FC Contested - No Evid. of Counter	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,710.49	7.000%	360	xx	xx	FHA	Fixed	Purchase	96.292%	96.292%	Unavailable	No	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/05/2021	$306,763.64	Not Applicable	3.000%	$1,101.74	02/01/2021	Financial Hardship	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with lender “xx”.

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

xx installment of county taxes for the XXXX have been paid in full in the amount of $X,XXX.XX on xx/xx/XXXX.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX. xx current unpaid principal balance according to payment history is in the amount of $XX.xx current interest rate is X.XX% with P&I in the amount of $X,XXX.XX.	xx:xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payments are currently XX month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx last payment received date is xx/xx/XXXX. xx current unpaid principal balance according to payment history is in the amount of $XX.xx current interest rate is X.XX% with P&I in the amount of $X,XXX.XX.
xx per collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney. xx as per comment dated xx/xx/XXXX, the foreclosure was put on hold as there was contested matter. xx contested/litigated matter was identified & uploaded on xx/xx/XXXX. xx litigation action was filed on xx/xx/XXXX. xx further information is available regarding the foreclosure process.
xx information has been found regarding the current employment, job type and length of employment. xx evidences have been found regarding the bankruptcy process. xx visible damages have been found regarding the subject property.
xx:xx per collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney with case#xx & complaint was filed on xx/xx/XXXX. xx as per comment dated xx/xx/XXXX, the foreclosure was put on hold as there was contested matter. xx contested/litigated matter was identified & uploaded on xx/xx/XXXX. xx litigation action was filed on xx/xx/XXXX. xx further information is available regarding the foreclosure process.
xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX .xx borrower promises to pay the new P&I in the amount of $X,XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	xx: xx (CE, S&P) xx: 360 xx: 488 |---| -128 |----| -26.xx% xx: xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2007   xx: xx/xx/2010   xx: -1065 (xx)   xx %:    xx:    xx: xx:
xx: xx: 360   xx: 488   xx: -128   xx %: -26.xx%   xx:    xx: xx:
xx: xx CLTV xx: 96.292%   xx: 80.000%   xx: 16.292%   xx %: 16.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 96.292%   xx: 80.000%   xx: 16.292%   xx %: 16.xx%   xx:    xx: xx:
xx: xx P&I   xx: $1710.49   xx: $1102.00   xx: $608.49   xx %: 55.xx%   xx:    xx: xx:
xx: xx: 7.00000% xx: 0.00000% xx: 7.00000% xx %: 7.00000% xx: xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "ComplianceEase Risk Indicator is "Elevated" due to:
This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $0, is explicitly provided for "Seller-Paid Points and Fees.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1785032	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,363.00	11/07/2024	Unavailable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$848.80	5.500%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2021	$204,543.66	Not Applicable	3.500%	$814.25	04/01/2021	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with instrument#xx.

xx chain of assignment has been completed. xx last assignment is with U.S. xx, not in its individual capacity but solely as owner trustee for xx which was recorded on xx/xx/XXXX.

xx active judgments or liens have been found against the borrower/subject property.

xx Xst installment taxes of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and Xnd installment taxes are due in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of PITI is $X,XXX.XX which includes P&I of $XXX.XX, which was applied for the due date of xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX. xx collection comment dated xx/xx/XXXX states the reason for default is reason for default is curtailment of income. xx foreclosure was initiated. xx file was referred to attorney on xx/xx/XXXX. xx complaint was filed on xx/xx/XXXX. xx, the foreclosure proceedings have been dismissed on xx/xx/XXXX due to loan modification. xx subject property is owner-occupied. xx comments have been found regarding the subject property condition.
xx:xx foreclosure was initiated. xx file was referred to attorney on xx/xx/XXXX. xx complaint was filed on xx/xx/XXXX. xx, the foreclosure proceedings have been dismissed on xx/xx/XXXX due to loan modification.
xx:xx	xx loan modification agreement made between borrower xx (xx) and xx : xx as its attorney in fact (xx) on xx/xx/XXXX. xx per the modified terms, the new principal balance is $XX. xx borrower promises to pay $XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	xx: xx (CE, S&P) xx: 360 xx: 471 |---| -111 |----| -23.xx% xx: xx original maturity term is 360 months. xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx of xx: xx/xx/2021   xx: xx/xx/2019   xx: 699 (xx)   xx %:    xx: xx date of last mod is xx/xx/2021.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360   xx: 471   xx: -111   xx %: -23.xx%   xx: xx original maturity term is 360 months.   xx: xx:
xx: xx CLTV xx: 98.189%   xx: 80.000%   xx: 18.189%   xx %: 18.xx%   xx: xx CLTV is 98.189%.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 80.000%   xx: 18.189%   xx %: 18.xx%   xx: xx standard LTV is 98.189%.   xx: xx:
xx: xx P&I   xx: $848.80   xx: $742.00   xx: $106.80   xx %: 14.xx%   xx: xx stated P&I is $848.80   xx: xx:
xx: xx: 5.xx%   xx: 0.00000%   xx: 5.xx%   xx %: 5.xx%   xx: xx stated rate is 5.500%.   xx: xx:
xx: xx: xx/xx/2050 xx: xx/xx/2048 xx: 760 (xx) xx %: xx: xx maturity date is xx/xx/2050. xx: xx:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This loan is originated as FHA with xx. As per final Application shows the MI value is $56.93. However, the MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55518929	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,298.82	01/16/2025	Unavailable	No	Moratorium	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,213.96	6.750%	360	xx	xx	FHA	Fixed	Purchase	91.345%	91.345%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2020	$170,708.85	Not Applicable	4.000%	$1,026.12	12/01/2020	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for “xx, xx, a xx”.

xx are two active xx available in the updated title report against the borrower in the total amount of $ X,XXX.XX in favor of “xx of xx” which recorded on different dates.

xx Xst installment of annual county taxes for the year XXXX has been paid in the amount of $ X,XXX.XX on xx/xx/XXXX.
xx Xnd installment of annual county taxes for the year XXXX has been paid in the amount of $ X,XXX.XX on X xx/xx/XXXX.
xx of updated payment history as of xx/xx/XXXX, the loan is currently performing. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XXX,XXX.XX.	xx:xx of updated payment history as of xx/xx/XXXX, the loan is currently performing. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount $XXX,XXX.XX. xx per comment dated xx/xx/XXXX RFD of the loan is curtailment of income.

xx foreclosure proceedings were initiated on the loan by referring it to xx on xx/xx/XXXX and the complaint was filed on xx/xx/XXXX. xx, it was put on hold due to xx. xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx:xx foreclosure proceedings were initiated on the loan by referring it to xx on xx/xx/XXXX and the complaint was filed on xx/xx/XXXX. xx, it was put on hold due to xx. xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx:xx debtor (xx F xx and xx L xx) had filed xx under chapter-X on xx/xx/XXXX with the xx# xx. xx, the debtor was discharged on xx/xx/XXXX and case was terminated on xx/xx/XXXX.	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new P&I in the amount of $X,XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	xx: xx (CE, S&P) xx: 360 xx: 403 |---| -43 |----| -10.xx% xx: xx term months is 360. xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: xx is xx.   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx in foreclosure is xx.   xx: xx:
xx: xx of xx: xx/xx/2020   xx: xx/xx/2020   xx: -43 (xx)   xx %:    xx: xx date of last modification is xx/xx/2020.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx lender G/L require MI is NA.   xx: xx:
xx: xx: 360   xx: 403   xx: -43   xx %: -10.xx%   xx: xx original maturity term months is 360.   xx: xx:
xx: xx CLTV xx: 91.345%   xx: 80.000%   xx: 11.345%   xx %: 11.xx%   xx: xx CLTV ratio percent is 91.345%.   xx: xx:
xx: xx LTV (OLTV)   xx: 91.345%   xx: 80.000%   xx: 11.345%   xx %: 11.xx%   xx: xx standard LTV is 91.345%.   xx: xx:
xx: xx P&I   xx: $1213.96   xx: $1026.00   xx: $187.96   xx %: 18.xx%   xx: xx stated P&I is $1,213.96.   xx: xx:
xx: xx: 6.xx%   xx: 0.00000%   xx: 6.xx%   xx %: 6.xx%   xx: xx stated rate is 6.xx%.   xx: xx:
xx: xx: xx: xx %: xx: xx address street is xx. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase risk indicator is Elevated due to :

This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "There is no MI Cert for this loan because this is an uninsurable FHA loan."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75094910	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,550.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$872.00	5.500%	360	xx	xx	FHA	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for MLD xx, xx with loan amount $XXX,XXX.XX and which was recorded on xx/xx/XXXX with instrument# xx.
xx chain of mortgage assignment has been completed. xx, the mortgage assignment is with GMAT xx XXXX-X, xx, xx, as legal xx.
xx active liens and judgments have been found against the borrower and subject property.
Xst installment of county taxes for year XXXX have been paid off in the amount of $XXX.XX.
xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX.	xx:xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months. xx last payment was received in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX.

xx to the PACER, xx G xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $XX,XXX.XX. POC was filed by GMAT xx XXXX-X on xx/xx/XXXX, in the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX.

xx to the PACER, xx G xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $XX,XXX.XX.
 POC was filed by GMAT xx XXXX-X on xx/xx/XXXX, in the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX.

xx:xx:xx to the PACER, xx G xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx D in voluntary petition dated xx/xx/XXXX states; the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $XX,XXX.XX. POC was filed by GMAT xx XXXX-X on xx/xx/XXXX, in the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $XX,XXX.XX.	xx	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: xx: 80.000%   xx:    xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: xx: 80.000%   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx-xx: xx in xx/xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This loan is FHA. MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53016935	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	$0.00	$5,603.19	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,447.32	5.000%	360	xx	xx	Conventional	Fixed	Purchase	89.900%	89.900%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	40.677%	First	Final policy	Not Applicable	Not Applicable	02/27/2014	$270,412.86	$4,687.81	3.000%	$1,120.31	04/01/2014	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $xx with lender is MERS as nominee for K BANK with xx | xx/xx# is xx / XXX. xx chain of assignment has been completed. xx last assignment is with xx. xx is one junior mortgage which was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX with lender is xx xx, a corporation with xx | xx liens and judgment has been found: xx is one USA lien against the property which was recorded on xx/xx/XXXX in the amount of $XXXX.XX in favor of USA. xx are X state tax liens which were recorded on different date with different amount, the total in the amount of $ xx in favor of xx of xx. xx the borrower’s SSN# is not mentioned. xx is one HOA lien against the property which was recorded on xx/xx/XXXX in the amount of $XXXX.XX in favor of xx, lnc. Xst installment county taxes of XXXX/XXXX have been due in the amount of $XXXX.XX. Xnd installment county taxes of XXXX/XXXX have been due in the amount of $XXXX.XX. xx utility taxes of XXXX/XXXX have been delinquent in the amount of $XXXX.XX.	xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for due date xx/xx/XXXX. xx current P&I are in the amount of $X,XXX.XX and current PITI is in the amount of $XXith an interest rate of X.XX%. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is currently in collections. xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for due date xx/xx/XXXX. xx current P&I are in the amount of $X,XXX.XX and current PITI is in the amount of $XXith an interest rate of X.XX%. xx current UPB reflected as per the payment history is in the amount of $XX .

  xx per servicing comment dated xx/xx/XXXX the reason for default is death of borrower.  xx per servicing comment the subject property has been occupied by the owner. xx borrower's intention is to keep the property. xx damage or repair has been found.

xx loan was modified on xx/xx/XXXX between the borrower xx and the lender is AMS xx, LLC. xx new modified principal balance as per modification is in the amount of $XX with an interest rate of X.XX%and the borrower promises to pay P & I in the amount of $X,XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx deferred balance other than UPB is $X,XXX.XX. xx interest-bearing amount is $XXX,XXX.XX.
xx:xx:xx	xx loan was modified on xx/xx/XXXX between the borrower xx and the lender is xx. xx new modified principal balance as per modification is in the amount of $XX with an interest rate of X.XX% and the borrower promises to pay P&I in the amount of $X,XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx deferred balance other than UPB is $X,XXX.XX. xx interest-bearing amount is $XXX,XXX.XX.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx: xx (CE, S&P) xx: 360 xx: 416 |---| -56 |----| -13.xx% xx: xx amortization term months are 360. xx: xx:
xx: xx: xx: ESTATE   xx:    xx %:    xx: xx borrower had deceased.   xx: xx:
xx: xx: xx: xx 13   xx:    xx %:    xx:    xx: xx:
xx: xx: $4687.81   xx: $xx: $-6753.65   xx %: -59.02786%   xx: xx deferred balance is $4687.81.   xx: xx:
xx: xx of xx: xx/xx/2014   xx: xx/xx/2014   xx: -33 (xx)   xx %:    xx: xx date of last modification is xx/xx/2014.   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: xx foreclosure is not initiated.   xx: xx:
xx: xx: 360   xx: 416   xx: -56   xx %: -13.xx%   xx: xx original maturity term months is 360.   xx: xx:
xx: xx CLTV xx: 89.900%   xx: 80.000%   xx: 9.900%   xx %: 9.xx%   xx: xx original CLTV xx is 89.900%.   xx: xx:
xx: xx LTV (OLTV)   xx: 89.900%   xx: 80.000%   xx: 9.900%   xx %: 9.xx%   xx: xx original standard LTV (OLTV) is 89.900%.   xx: xx:
xx: xx P&I   xx: $1447.32   xx: $1120.00   xx: $327.32   xx %: 29.xx%   xx: xx reflects the original stated P&I is $1447.32.   xx: xx:
xx: xx: 5.00000%   xx: 3.00000%   xx: 2.00000%   xx %: 2.00000%   xx: xx reflects the original stated rate is 5.00%   xx: xx:
xx: xx: xx: xx %: xx: xx reflects the subject property address is 2614 xx. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $257,481.76. The disclosed finance charge of $253,007.82 is not considered accurate because it is understated by more than $100.
The loan data is $253,007.82 and comparison data is $257,481.76; hence, the variance is -$4,473.94.

This loan failed the TILA APR test.
 The annual percentage rate (APR) is 5.194%. The disclosed APR of 5.052% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 5.052% and comparison data is 5.194%; hence, the variance is -0.142%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following state disclosures are missing in the loan file. 1. Affidavit of Consideration 2. Affidavit of Disbursement 3. First Time Buyers Affidavit 4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure 5. Balloon Payment 6. No Escrow Account 7. Mandatory Binding Arbitration Disclosures 8. Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3022839	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,310.07	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,797.82	4.750%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	56.220%	First	Final policy	Not Applicable	Not Applicable	02/01/2017	$404,500.78	Not Applicable	4.750%	$1,951.00	03/01/2017	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for countrywide xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is with xx.
xx are X state tax liens and X credit card judgment against the borrower.
xx state tax liens are in the favor of xx of xx. xx first was recorded on xx/xx/XXXX for the amount of $XXXX.XX. xx second was recorded on xx/xx/XXXX for the amount of $XXX.XX.
xx credit card judgment was recorded on xx/xx/XXXX for the amount of $XXXX.XX in the favor of xx of xx, N.A.
xx for the year XXXX-XX have been paid for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of xx/xx/XXXX, the borrower is regular with payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%.xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is in collection. xx to the payment history as of xx/xx/XXXX, the borrower is regular with payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%.xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx per the servicing comment dated xx/xx/XXXX, the borrower's income has been impacted due to COVID-19.

xx:xx:xx	xx modification agreement was made between the borrowers “xx and xx” and servicer (xx)”xx” on xx/xx/XXXX. xx modified interest rate is X.XXX% and borrower promised to pay P&I in the amount of $X,XXX.XX. xx first payment date is xx/xx/XXXX and the new maturity date is xx/xx/XXXX. xx new unpaid principal balance in the amount of $XXX,XXX.XX.	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	xx: xx (CE, S&P) xx: 360 xx: 447 |---| -87 |----| -19.xx% xx: NA xx: xx:
xx: xx of xx: xx/xx/2017   xx: xx/xx/2017   xx: -43 (xx)   xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360   xx: 447   xx: -87   xx %: -19.xx%   xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx CLTV xx: 98.189%   xx: 80.000%   xx: 18.189%   xx %: 18.xx%   xx: NA   xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 80.000%   xx: 18.189%   xx %: 18.xx%   xx: NA   xx: xx:
xx: xx P&I   xx: $1797.82   xx: $1951.00   xx: $-153.18   xx %: -7.xx%   xx: NA   xx: xx:
xx: xx: 4.xx%   xx: 0.00000%   xx: 4.xx%   xx %: 4.xx%   xx: NA   xx: xx:
xx: xx: xx: xx %: xx: NA xx: xx:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan is originated with FHA case. The MI certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63856884	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,395.56	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,734.79	2.990%	360		xx	xx		Conventional	Fixed		Cash Out	77.009%	77.009%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	43.261%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx title report dated xx/xx/XXXX shows that borrower, xx is currently on the title. xx mortgage executed on xx/xx/XXXX in the amount of $XXX,XXX.XX with lender, xx, xx has been active on the title. xx assignment of mortgage was found.
xx active judgments or liens were found.
xx taxes of XXXX are paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx per payment history as of xx/xx/XXXX, the loan is performing and borrower is due for xx/xx/XXXX payment. xx last payment was applied on xx/xx/XXXX in the amount of $XXXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and interest rate is X.XXX%	xx:xx status of the loan is performing. xx per payment history as of xx/xx/XXXX, the borrower is due for xx/xx/XXXX payment. xx last payment was applied on xx/xx/XXXX in the amount of $XXXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and interest rate is X.XXX%
xx evidence of damage or repair was found. xx evidence of foreclosure action was found.
xx loss mitigation assistance was provided.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: N.A.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 77.009%   xx: 77.010%   xx: -0.001%   xx %: -0.00100%   xx: xx used for xx: $535,000.00 xx: $412,000.00. CLTV = 77.009%.   xx: xx:
xx: xx LTV (OLTV)   xx: 77.009%   xx: 77.010%   xx: -0.001%   xx %: -0.00100%   xx: xx used for xx: $535,000.00 xx: $412,000.00. LTV = 77.009%.   xx: xx:
xx: xx P&I   xx: $1734.79   xx: $1735.00   xx: $-0.21   xx %: -0.01210%   xx: xx P&I $1,734.79 which is less than current p&I $1,735.00. xx loan amortization is fixed rate.   xx: xx:
xx: xx-xx DTI per 1003 xx: 43.261% xx: 43.252% xx: 0.009% xx %: 0.00900% xx: xx T&I for the debt ratio:( xx $441.66+xx insurance $59.33+flood insurance $0.00+ MI $0.00+ HOA xx $0.00) equals xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TILA foreclosure rescission finance charge test due to the finance charge is $218,359.70. The disclosed finance charge of $218,309.70 is not considered accurate for purposes of Rescission because it is understated by more than $35.

TILA Post-Consummation Revised Closing Disclosure Foreclosure Rescission Finance Charge test due to the finance charge is $218,359.70. The disclosed finance charge of $218,309.70 is not considered accurate for purposes of Rescission because it is understated by more than $35."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.261%, the Borrower income was $5,701.00 and total expenses are in the amount of $2,466.32 and the loan was underwritten by AUS/DU (Locator# XX Page#326) and its recommendation is “Approve/Eligible” with a DTI of 43.26%."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2020. Borrower(s) signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13920274	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$939.26	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$401.33	3.625%	360	xx	xx	Conventional	Fixed	Refinance	73.333%	73.333%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Investor	Yes	Yes	No	775	Not Applicable	43.848%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX, with MERS as nominee for xx, xx, recorded with the xx# xx.

xx chain of assignments found. xx to determine last assignee.

xx active liens and judgments have been found against borrower and property.

xx of XXXX have been due on xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: MI is not required. xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 73.333%   xx: 73.330%   xx: 0.003%   xx %: 0.00300%   xx: xx used for xx: $120,000.00. xx: $88,000.00. CLTV = 73.333%.   xx: xx:
xx: xx LTV (OLTV)   xx: 73.333%   xx: 73.330%   xx: 0.003%   xx %: 0.00300%   xx: xx used for xx: $120,000.00. xx: $88,000.00. CLTV = 73.333%.   xx: xx:
xx: xx P&I   xx: $401.33   xx: $401.00   xx: $0.33   xx %: 0.08229%   xx: xx reflects the xx P&I as $401.33.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.157%   xx: 25.231%   xx: 18.926%   xx %: 18.xx%   xx: xx income was $26,250.28 and total expenses are in the amount of $11,591.33 hence calculated DTI is 44.156%.   xx: xx:
xx: xx: 3317 xx: 3317 xx CV   xx:    xx %:    xx: xx signed on xx/xx/2021 reflects the property address as 3317 xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx reflects xx code as xx.   xx: xx:
																																																																																				xx: xx of xx: xx (GSE definition) xx: xx in xx/xx: xx %: xx: xx CD and xx 1003 reflect purpose of refinance per application as xx rate or term. xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92155524	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,500.66	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$410.45	3.625%	360	xx	xx	Conventional	Fixed	Refinance	67.534%	67.534%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	775	Not Applicable	44.219%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX, with MERS as nominee for xx, xx, recorded with the xx#xx.

xx chain of assignments found. xx to determine last assignee.

xx active liens and judgments have been found against borrower and property.

xx of XXXX have been due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 67.534%   xx: 67.530%   xx: 0.004%   xx %: 0.00400%   xx: xx used for xx:$133,266.00. xx of xx:$00.000. xx:$90,000.00. CLTV =67.534%.   xx: xx:
xx: xx LTV (OLTV)   xx: 67.534%   xx: 67.530%   xx: 0.004%   xx %: 0.00400%   xx: xx used for xx:$133,266.00. xx:$90,000.00. LTV =67.534%.   xx: xx:
xx: xx P&I   xx: $410.45   xx: $410.00   xx: $0.45   xx %: 0.xx%   xx: xx document dated xx/xx/2021 reflects xx P&I $410.45   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.219%   xx: 38.509%   xx: 5.710%   xx %: 5.xx%   xx: xx T&I for xx: (xx $128.46 + xx $38.56 + xx $00 + MI $00 + HOA xx $00 ) equals $3,467.08 and xx payments are $7,563.00. xx income xx as $26,250.28. xx, xx-xx DTI per 1003 is 42.019%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx document dated xx/xx/2021 reflects xx postal code as xx.   xx: xx:
																																																																																				xx: xx of xx: xx-xx: xx in xx/xx: xx %: xx: xx 1003 application reflects purpose of refinance as 'xx-xx'. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87095294	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,949.36	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,865.52	3.125%	180	xx	xx	Conventional	Fixed	Cash Out	66.950%	66.950%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	689	Not Applicable	33.769%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx, recorded with the xx#XXXX-xx.

xx chain of assignments found. xx to determine last assignee.

xx mortgages, liens and judgments found against the borrower and property is as follows:

X. xx is a senior xx card judgment active against borrower “xx C xx” in the favor of “xx M. xx”, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A. xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx and 1008 reflect xx type as xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx P&I   xx: $1865.52   xx: $1866.00   xx: $-0.48   xx %: -0.02572%   xx: xx p&I $1,865.52 which is less than current p&I $1,866.00. xx loan amortization is fixed rate.   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 33.756% xx: 35.602% xx: -1.846% xx %: -1.xx% xx: xx T&I for the debt ratio:( xx $329.11+xx insurance $37.67+flood insurance $0.00+ MI $0.00+ HOA xx $.00) equals xx: xx:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "As per Net Operating Income is $21,998.64 and Annual Payments (Debt Service) is $26,787.60 and there Debt Service Cover Ratio (DSCR) is 0.82 which is less than 1."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48261709	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$21,068.54	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,184.49	3.625%	360	xx	xx	Conventional	Fixed	Refinance	61.489%	61.489%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	741	744	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx, recorded with the xx/ xx/xx# xx /XXX.

xx chain of assignments found. xx to determine last assignee.

xx active liens and judgments have been found against borrower and property.

xx are no prior year real estate delinquencies.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	Appraisal (Incomplete) Initial 1003_Application Missing or error on the Rate Lock	xx: xx #2 xx: xx: |---| |----| xx: xx dated xx/xx/2020 and signed at closing, reflects the xx as xx. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N.A.   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 61.489%   xx: 61.490%   xx: -0.001%   xx %: -0.00100%   xx: xx used for xx: $779,000. xx of xx(s): $0. xx: $479,000. CLTV = 61.489%.   xx: xx:
xx: xx LTV (OLTV)   xx: 61.489%   xx: 61.490%   xx: -0.001%   xx %: -0.00100%   xx: xx used for xx: $779,000. xx: $479,000. LTV = 61.489%.   xx: xx:
xx: xx P&I   xx: $2184.49   xx: $2184.00   xx: $0.49   xx %: 0.02243%   xx: xx original note document reflects original stated P&I as $2,184.49.   xx: xx:
xx: xx-xx DTI per 1003   xx: 37.788%   xx: 42.483%   xx: -4.695%   xx %: -4.xx%   xx: xx income was $17,173.32 and total expenses are in the amount of $6,489.40. xx, xx-xx DTI per 1003 as 37.788%.   xx: xx:
xx: xx of xx: xx-xx: xx in xx/xx: xx %: xx: xx per xx data, xx of xx is xx in xx/xx. xx and xx(1008) report reflects as xx-xx. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Operating Income Statement document is missing from the Loan Documents."
* DSCR is less than 1.00 (Lvl 3)     "As per Net Operating Income is $3790.56 and Annual Payments (Debt Service) is 30004.44 and there Debt Service Cover Ratio (DSCR) is -0.13 which is less than 1."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed document is missing from the Loan Documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application(1003) is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the Loan Documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70844263	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$199.13	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$497.54	2.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	767	Not Applicable	19.382%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of ‘‘xx” with xx | xx/xx# xx.

xx chain of assignment is complete.

ProTitle report “pg#XX” shows the notice of commencement recorded on xx/xx/XXXX in xx# xx in the favor of “xx of xx”.

xx per xx records provided by ProTitle, tax certificate has been sold on xx/xx/XXXX with the amount of $XXX.XX under account# xx. xx, the information regarding redemption of taxes is not available.

xx county taxes for the year XXXX have been paid off partially in the total amount of $XXX.XX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.

xx FC & BK activity has been found.

xx to the collection comments, no damage or repairs have been found.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx P&I   xx: $497.54   xx: $498.00   xx: $-0.46   xx %: -0.xx%   xx: xx reflects xx P&I as $497.54.   xx: xx:
xx: xx-xx DTI per 1003 xx: 19.382% xx: 20.083% xx: -0.701% xx %: -0.xx% xx: xx borrowers income is $4,881.71 after xx loan the xx amount $163.32 and xx-housing xx is $782.84 hence, the xx DTI xx is 19.382%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed Qualified Mortgage Points and Fees test due to Fees charged $3,845.50 Fees threshold $3,465.33 Over By +$380.17.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,290.00
Points - Loan Discount Fee paid by Borrower: $2,555.50"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Failed GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $3,845.50 Fees threshold $3,465.33 Over By +$380.17.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,290.00
Points - Loan Discount Fee paid by Borrower: $2,555.50"
* HUD-1 is not signed by borrower (Lvl 3)     "Final closing disclosure is not hand dated by borrower."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."			Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91909662	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$782.02	10/11/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$702.54	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	28.603%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of ‘‘xx” with xx | xx/xx# xx.

xx chain of assignment is complete.

xx active judgments or liens have been found.

xx county taxes for the year XXXX have been paid off in the amount of $XXX.XX on xx/xx/XXXX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the interest rate X.XXX% and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the interest rate X.XXX% and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.

xx FC & BK activity has been found.

xx per comment dated xx/xx/XXXX, the borrower lost her job & she was facing unemployment. xx, the borrower is looking for assistance.

xx to the collection comments, no damage or repairs have been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx P&I   xx: $702.54   xx: $703.00   xx: $-0.46   xx %: -0.06543%   xx: xx per xx data ,xx P & I is in the amount of $XXxx documents reflects as $702.54.   xx: xx:
xx: xx: 303 xx C-4 xx: 303 xx C4 xx: xx %: xx: xx dated xx/xx/2020 and signed at closing, reflects the xx address xx as 303 xx lagoon xx C-4. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "GSE (Freddie Mac public guidelines) QM Points and Fees Test failed due to The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount."
* GSE Points and Fees Test Violations (Lvl 3)     "Qualified Mortgage Lending Policy Points and Fees Test failed due to The loan amount is $164000.00, and the transaction's total points and fees is $6,325.60, which exceeds 3 percent of the total loan amount of $164000.00."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62599459	xx	xx	TBD	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,071.02	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,062.99	3.125%	180	xx	xx	Conventional	Fixed	Refinance	65.237%	65.237%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	22.801%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of ‘‘xx” with xx#xx.

xx chain of assignment is complete.

xx active judgments or liens have been found.

xx combined taxes of XXXX are due for xx/xx/XXXX in the amount of $X,XXX.XX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.

xx BK & FC activity has been found.

xx to the collection comments, no damage or repairs have been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A. xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 65.237%   xx: 65.240%   xx: -0.003%   xx %: -0.00300%   xx: xx used for xx: $674,000.00. xx of xx(s): $00.00. xx: $439,700.00. CLTV = 65.237%.   xx: xx:
xx: xx LTV (OLTV)   xx: 65.237%   xx: 65.240%   xx: -0.003%   xx %: -0.00300%   xx: xx used for xx: $674,000.00. xx: $439,700.00. CLTV = 65.237%.   xx: xx:
xx: xx P&I xx: $3062.99 xx: $3063.00 xx: $-0.01 xx %: -0.00032% xx: xx reflects original stated P&I at $3,062.99. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. Due to the post-consummation revised closing disclosure delivery date xx/xx/2020 which is more than 60 calendar days after the consummation date xx/xx/2020."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A rate lock agreement is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92597376	xx	xx	TBD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,790.75	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,948.85	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	55.284%	55.284%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	772	772	40.478%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of ‘‘xx” with xx | xx/xx# xx.

xx chain of assignment is complete.

xx is one senior mortgage active on the property in the amount of $XXX,XXX.XX held by “xx” which was originated on xx/xx/XXXX & was recorded on xx/xx/XXXX under xx | xx/xx# xx XXXX / XXXX.

xx combined taxes of XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX.

xx active judgments or liens have been found.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.

xx BK & FC activity has been found.

xx to the collection comments, no damage or repairs have been found.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A. xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: N.A.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 55.284%   xx: 55.280%   xx: 0.004%   xx %: 0.00400%   xx: xx used for xx: $810,000.00. xx: $447,800.00. xx of xx(s): $0. CLTV = 55.284%.   xx: xx:
xx: xx LTV (OLTV)   xx: 55.284%   xx: 55.280%   xx: 0.004%   xx %: 0.00400%   xx: xx used for xx: $810,000.00. xx: $447,800.00. LTV = 55.284%.   xx: xx:
xx: xx P&I   xx: $1948.85   xx: $1949.00   xx: $-0.15   xx %: -0.00769%   xx: xx reflects the xx stated P & I as $1,948.85.   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 40.478% xx: 42.051% xx: -1.573% xx %: -1.xx% xx: xx income was $7,606.79 and total expenses are in the amount of $3,079.10. xx, xx-xx DTI per 1003 as 40.478%. xx: xx:	1: Acceptable					Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20019163	xx	xx	TBD	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,298.80	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$406.96	3.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	31.251%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX with instrument#xx.

xx is no chain of assignment as the subject mortgage is with the original lender.

xx active judgments or liens have been found against the borrower/subject property.

xx Xst and Xnd installment taxes of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of PITI is $XXX.XX which includes P&I of $XXX.XX, which was applied for the due date of xx/xx/XXXX. xx current UPB reflected is in the amount of $XX	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx comments have been found regarding the subject property condition.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx: xx |---| |----| xx: xx dated xx/xx/2020 and signed at closing, reflects the xx as xx. xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx P&I   xx: $406.96   xx: $407.00   xx: $-0.04   xx %: -0.00982%   xx: xx P&I $407.00 which is less than current P&I $406.96. xx loan amortization is fixed rate.   xx: xx:
xx: xx-xx DTI per 1003 xx: 31.320% xx: 28.009% xx: 3.311% xx %: 3.xx% xx: xx T&I for the debt ratio:( xx $108.63+xx insurance $113.00+flood insurance $0.00+ MI $0.00+ HOA xx $.00) equals xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2020 does not reflect Transfer Taxes Fee. Final CD dated xx/xx/2020 reflects the addition of Transfer Taxes
Fee at $150.00.(Transfer Taxes of $150.00 paid by seller).This is an increase of $150.00 for charges that cannot increase 0% test. However, COC for the addition of Transfer Taxes is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53855323	xx	xx	TBD	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$668.95	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$477.29	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	680	Not Applicable	31.708%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with instrument#xx.

xx is no chain of assignment as the subject mortgage is with the original lender.

xx active judgments or liens have been found against the borrower/subject property.

xx annual installment taxes of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of PITI is $XXX.XX which includes P&I of $XXX.XX, which was applied for the due date of xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx comments have been found regarding the subject property condition.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx per xx data, xx G/L doesn't require MI. xx, xx reflect not applicable. xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx P&I xx: $477.29 xx: $477.00 xx: $0.29 xx %: 0.06079% xx: xx per xx data, xx P&I reflect $477.00. xx, xx document refelct $477.29. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "A copy of Rate lock agreement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25489478	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/13/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$649.69	8.125%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	54.113%	First	Final policy	Not Applicable	Not Applicable	07/01/2016	$93,362.50	Not Applicable	2.000%	$282.73	08/01/2016	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is from xx trust recorded on xx/xx/XXXX.
xx active liens and judgments have been found against the borrower and subject property.
xx installments of city taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX xx current P&I is $XXX.XX and the interest rate is X.XXX%. xx loan has been modified since origination. xx borrower has been making the payment as per the modification agreement which was made on xx/xx/XXXX between the borrower "xx" and lender "xx”. xx per the modified terms, the new principal balance is $XX xx are X steps of modification. xx borrower has promised to pay the in the amount of $XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the foreclosure referral step X has been completed. xx further details have been found regarding foreclosure. xx borrower did not file bankruptcy. xx per the comment dated xx/xx/XXXX, the borrower has been impacted by COVID-19. xx per the comment dated xx/xx/XXXX, the COVID-19 forbearance plan has been approved for X months began on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the COVID-19 deferment has been completed. xx per the comment dated xx/xx/XXXX, the reason for default is unemployed. xx per the comment dated xx/xx/XXXX, the subject property is owner occupied. xx comment pertaining damage to the subject property has been observed.
xx:xx per the comment dated xx/xx/XXXX, the foreclosure referral step X has been completed. xx further details have been found regarding foreclosure.
xx:xx	xx loan has been modified since origination. xx borrower has been making the payment as per the modification agreement which was made on xx/xx/XXXX between the borrower "roger xx" and lender "xx”. xx per the modified terms, the new principal balance is $XX xx are X steps of modification. xx borrower has promised to pay the in the amount of $XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Missing Required State Disclosures	xx: xx in xx? xx: xx: xx |---| |----| xx: xx per comments xx: xx:
xx: xx: xx: $413.55   xx:    xx %:    xx: N/A   xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx: xx per note and payemnt history   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx per doc   xx: xx:
xx: xx: xx/xx/2007   xx: xx/xx/2007   xx: 12 (xx)   xx %:    xx: xx per doc   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per mod   xx: xx:
xx: xx at xx (xx)   xx: xx: xx:    xx %:    xx: xx per the final application   xx: xx:
xx: xx CLTV xx: 100.000%   xx: 80.000%   xx: 20.000%   xx %: 20.00000%   xx: xx per appraisal   xx: xx:
xx: xx LTV (OLTV)   xx: 100.000%   xx: 80.000%   xx: 20.000%   xx %: 20.00000%   xx: xx per doc   xx: xx:
xx: xx P&I   xx: $649.69   xx: $283.00   xx: $366.69   xx %: 129.xx%   xx: xx per doc   xx: xx:
xx: xx: xx/xx/2056 xx: xx/xx/2037 xx: 6817 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $182,056.37. The disclosed finance charge of $172,418.01 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test: FAIL The loan data is $172,418.01, the comparison data is $182,056.37 and the variance is -$9,638.36

This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.909%. The disclosed APR of 10.556% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test: FAIL The loan data is 10.556%, the comparison data is 10.909% and the variance is -0.353%"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96082250	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,716.92	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$368.81	4.750%	360	xx	xx	FHA	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX with MERS as nominee for xx, xx., and it was recorded on xx/xx/XXXX.

xx chain of assignment is xxomplete. xx loan is currently the assignment with xx chain is missing from xx, xx., to xx.

xx is a junior mortgage originated on xx/xx/XXXX in the amount of $X,XXX.XX with xx, and it was recorded on xx/xx/XXXX.

xx active judgments or liens found.

xx half county taxes of XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX.
xx half county taxes of XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.

xx any prior year taxes are delinquent as per updated title report.
xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X months and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received xx/xx/XXXX in the amount of $XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX	xx:xx review of the collection comment shows that the loan is in performing and the next due date for the payment is xx/xx/XXXX. xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X months and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received xx/xx/XXXX in the amount of $XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX

xx per review collection comments, the subject property owner occupied with good condition. xx damage and repairs have been found latest servicing comments.

xx:xx:xx to the PACER, the debtor "xx and xx" had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx date of last filing bankruptcy is xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XX,XXX.XX and the arrearage amount is $X,XXX.XX. xx debtors were discharged on xx/xx/XXXX and the case has been terminated on xx/xx/XXXX.	xx	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx: xx: xx: xx |---| |----| xx: xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/settlement statement and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "The Loan Application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Good faith estimate is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial Good Faith Estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA loan and MI cert is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26665346	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$0.00	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,648.35	4.000%	360	xx	xx	VA	Fixed	Purchase	102.150%	102.150%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.983%	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2016	$342,667.79	Not Applicable	2.625%	$1,468.11	05/01/2016	Financial Hardship	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in favor of xx, xx and it was recorded on xx/xx/XXXX.
xx chain of mortgage assignment is xxomplete as no assignment has been found.

X) xx is a HOA lien open against the subject property in favor of xx of xx, xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX. xx HOA lien has started the foreclosure and xx of xx (xx#xx.pdf xx#XX) was filed by xx of xx' xx, xx on xx/xx/XXXX with the case# -xx. xx the time of HOA foreclosure loan was with xx, xx. xx, the name of the subject creditor has not mentioned on the said xx of lis pendens.

X) xx is a civil judgment open against the borrower in the favor of xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XXX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.
xx foreclosure proceedings have been found.
xx bankruptcy filing has been found.
xx to collection comment, no damages or repairs have been found.
xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX between the borrower xx and lender xx. xx borrower promises to make a monthly payment of $X,XXX.XX with the interest rate of X.XXX% beginning from xx/xx/XXXX, which will get changed in X steps till the maturity date of xx/xx/XXXX. xx stated in the modification agreement is $XXX,XXX.XX.	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A xx: xx:
xx: xx: xx/xx/2013   xx: xx/xx/2013   xx: 4 (xx)   xx %:    xx: xx/xx/2013.   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx CLTV xx: 102.150%   xx: 80.000%   xx: 22.150%   xx %: 22.xx%   xx: N/A   xx: xx:
xx: xx LTV (OLTV)   xx: 102.150%   xx: 80.000%   xx: 22.150%   xx %: 22.xx%   xx: xx LTV is 102.150%   xx: xx:
xx: xx P&I   xx: $1648.35   xx: $1620.00   xx: $28.35   xx %: 1.xx%   xx: xx P&I $1,648.35   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx is PUD. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" failed due to loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test failed as Loan Data $255,605.10 Comparison Data $260,725.89 Variance -$5,120.79.
TILA APR Test failed as Loan Data 4.179% Comparison Data 4.307% Variance -0.128%"
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is VA. Required MI certificate is missing from loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87841337	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,557.52	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$505.74	3.990%	360	xx	xx	USDA	Fixed	Purchase	101.010%	101.010%	Full Documentation	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	33.264%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx, with xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx, xx.

xx active judgments or liens have been found against the borrower.
xx county taxes of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx as a xx from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: xx is no foreclosure activity.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 101.010%   xx: 94.700%   xx: 6.310%   xx %: 6.xx%   xx: xx used for xx: $105,000.00.xx of xx(s): $0.00. xx: $106,061.00. CLTV =101.010%.   xx: xx:
xx: xx LTV (OLTV)   xx: 101.010%   xx: 94.700%   xx: 6.310%   xx %: 6.xx%   xx: xx used for xx: $105,000.00 xx: $106,061.00 LTV =101.010%.   xx: xx:
xx: xx P&I   xx: $505.74   xx: $506.00   xx: $-0.26   xx %: -0.05138%   xx: xx reflects xx P&I as $505.74.   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 33.264% xx: 33.260% xx: 0.004% xx %: 0.00400% xx: xx borrowers income is $2,105.34 after xx loan the xx amount $663.31 and xx-housing xx is $37.00 hence, the xx DTI xx is 33.264%. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56186318	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,283.08	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,111.61	2.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	35.191%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as xx for xx, with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as xx for xx.

xx active judgments or liens have been found against the borrower.
Xst and Xnd installments county taxes of XXXX-XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx as a xx from XX.X years.

xx:xx:xx	xx	Hazard Insurance	xx: xx: xx: |---| |----| xx: xx dated xx/xx/2020 reflects the xx's xx as xx. xx: xx:
xx: xx: xx: DE   xx:    xx %:    xx: xx dated xx/xx/2020 reflects the xx's xx as xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx REO xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx P&I   xx: $1111.61   xx: $1112.00   xx: $-0.39   xx %: -0.03507%   xx: xx document reflects xx P&I as $1,111.61.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx reflects the xx's postal code as xx. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "- This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

-   This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "- Loan failed charges that cannot increase test. Initial LE dated xx/xx/2020 reflects Transfer Taxes at $0.00. However, Final CD dated xx/xx/2020 reflects Transfer Fee Taxes at $363.00. This is an increase of +$363.00 for charges that cannot increase."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Valid Hazard Insurance Policy is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66271259	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,137.72	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$814.18	3.490%	360	xx	xx	Conventional	Fixed	Refinance	83.275%	83.275%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	27.263%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as xx for xx, with xx#XXXX-xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as xx for xx.

xx active judgments or liens have been found against the borrower.
xx taxes of XXXX-XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx, xx.as a xx from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx REO xx? xx: xx: xx |---| |----| xx: xx is no foreclosure activity. xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: xx MI xx /MI xx is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 83.275%   xx: 83.280%   xx: -0.005%   xx %: -0.00500%   xx: xx used for xx: $218,000. xx: $181,540. CLTV = 83.275%.   xx: xx:
xx: xx LTV (OLTV)   xx: 83.275%   xx: 83.280%   xx: -0.005%   xx %: -0.00500%   xx: xx used for xx: $218,000. xx: $181,540. LTV= 83.275%.   xx: xx:
xx: xx P&I xx: $814.18 xx: $814.00 xx: $0.18 xx %: 0.02211% xx: xx as per xx P&I is $814.18. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TILA finance charge test due to Finance charge disclosed on Final CD as $115,245.28. Calculated Finance Charge $115,506.03 for an under disclosed amount of $260.75 and it is understated by more than $100."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock Agreement is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63971149	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,137.20	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,274.34	3.875%	360	xx	xx	Conventional	Fixed	Refinance	95.760%	95.760%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	36.212%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as xx for xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as xx for xx.

xx active judgments or liens have been found against the borrower.
xx taxes of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx. xx from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx REO xx? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx P&I   xx: $1274.34   xx: $1274.00   xx: $0.34   xx %: 0.02668%   xx: xx per xx document xx P&I is $1274.34.   xx: xx:
xx: xx-xx DTI per 1003 xx: 36.212% xx: 36.045% xx: 0.167% xx %: 0.xx% xx: xx borrowers income is $8,333.33 after xx loan the xx amount $1,720.69 and xx-housing xx is $1,297.00 hence, the xx DTI xx is 36.212%. xx: xx:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation (xx/xx/2020)."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Borrower signed rate lock agreement is missing from loan documents."			Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35978735	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,945.50	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,273.70	3.490%	360	xx	xx	Conventional	Fixed	Refinance	81.609%	81.609%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	36.914%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender xx on xx/xx/XXXX.
xx is civil judgment in the favor of xx M. xx recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
xx annual tax of XXXX is due on xx/xx/XXXX in the amount of $XXXX.XX. xx annual tax of XXXX has been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx to the payment history as of xx/xx/XXXX the last payment date was filed on xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I are in the amount of $X,XXX.XX and PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is performing.xx for default is unavailable.
xx to the payment history as of xx/xx/XXXX the last payment date was filed on xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I are in the amount of $X,XXX.XX and PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx information has been found related to foreclosure and bankruptcy. xx information has been found related damage or repairs.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx REO xx? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 81.609%   xx: 81.610%   xx: -0.001%   xx %: -0.00100%   xx: "xx used for xx: $348,000.00 xx of xx(s): $0.00. xx: $284,000.00 CLTV = 81.609%.   xx: xx:
xx: xx LTV (OLTV)   xx: 81.609%   xx: 81.610%   xx: -0.001%   xx %: -0.00100%   xx: "xx used for xx: $348,000.00 xx: $284,000.00 LTV = 81.609%.   xx: xx:
xx: xx P&I   xx: $1273.70   xx: $1274.00   xx: $-0.30   xx %: -0.02354%   xx: xx P&I reflects $1,273.70.   xx: xx:
xx: xx-xx DTI per 1003 xx: 37.095% xx: 39.997% xx: -2.902% xx %: -2.xx% xx: xx per xx 1003 xx is $4,582.93 and total expenses are $1,691.72. DTI is 37.095%. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $178,486.57 Calculated Finance Charge $178,603.16 for an under disclosed amount of $116.59 Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing rate lock agreement from the loan document."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43339264	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,061.74	12/21/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$987.52	3.490%	360	xx	xx	Conventional	Fixed	Refinance	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	30.989%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX with lender xx on xx/xx/XXXX.
xx active judgments or liens have been found.
xx for the year XXXX are due on xx/xx/XXXX and xx/xx/XXXX in the amount of $XXXX.XX.
xx to the payment history as of xx/xx/XXXX the last payment date was filed on xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I are in the amount of $XXX.XX and PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is performing.xx for default is unavailable.
xx to the payment history as of xx/xx/XXXX the last payment date was filed on xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I are in the amount of $XXX.XX and PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx information has been found related to foreclosure and bankruptcy. xx information has been found related damage or repairs.

xx:xx:xx	xx	xx: xx REO xx? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: xx name is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx P&I xx: $987.52 xx: $988.00 xx: $-0.48 xx %: -0.04858% xx: xx stated P&I reflects $987,52. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test as,

Final Closing Disclosure was disclosed on xx/xx/2020 and PCCD was disclosed more than 60 days after on xx/xx/2021."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Points - Loan Discount Fee at $0.00 and Flood Certification Fee at $10.00, however Final CD dated xx/xx/2021 shows Points - Loan Discount Fee at $121.10 and Flood Certification Fee at $10.25. This is a fee increase of $121.35 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25754635	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,514.08	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,705.55	3.875%	360	xx	xx	Conventional	Fixed	Refinance	93.479%	93.479%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	48.916%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# XXXXR-xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx covid review not performed in loan as latest collection comments are missing.
xx loan was originated on xx/xx/XXXX. xx, the required collection comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx M. xx has been working at xx as xx for XX years.
xx to be determined the occupancy and current condition of subject property.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 19 xx: 21 |---| -2 |----| -9.xx% xx: xx: xx: xx: xx: xx/xx/2019 xx: xx/xx/2019 xx: -4 (xx) xx %: xx: xx original note reflects original note doc date as xx/xx/2019. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation in Charges that Cannot Increase test due to addition of fee in Final CD dated xx/xx/2019. Initial LE dated xx/xx/2019 does not reflect Purchase/Refi Plus Package. However, Final CD dated xx/xx/2019 reflects Purchase/Refi Plus Package at $150.00. This is fee increase of $150.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents.

This Loan Failed Revised Closing Disclosure Delivery waiting period Test due to Changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the TILA APR Test due to APR Charged 4.291% APR Threshold 4.441% Variance by 0.150%."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan Failed TILA Finance charge test due to Finance Charge disclose in Final CD dated xx/xx/2019 as $272,603.70. Calculated Finance Charge $280,078.90 for an under disclosed amount of $7,475.20.  Reason for Finance Charge understated by more than $100."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to addition of fee in Final CD dated xx/xx/2019. Initial LE dated xx/xx/2019 does not reflect Purchase/Refi Plus Package. However, Final CD dated xx/xx/2019 reflects Purchase/Refi Plus Package at $150.00. This is fee increase of $150.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents.

This Loan Failed Revised Closing Disclosure Delivery waiting period Test due to Changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, MI was under disclosed as this is renovation loan. No further details have been provided. Unable to rely on docs."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.916%, the Borrower income was $7,175.29 and total expenses are in the amount of $3,509.86 and the loan was underwritten by AUS/DU (Locator# XX) and its recommendation is “Approve/Eligible” with a DTI of 48.92%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53017937	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,658.60	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$951.20	2.750%	360	xx	xx	Conventional	Fixed	Refinance	51.778%	51.778%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	9.010%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx. xx chain of the assignment has been completed. xx active liens and judgments have been found against the borrower and the property. xx taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX. xx prior year’s delinquent taxes have been found.	xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.

xx:xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx covid review not performed in loan as latest collection comments are missing.
 xx loan was originated on xx/xx/XXXX. xx, the required collection comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx has been working at xx MD as xx for XX years.
xx to be determined the occupancy and current condition of subject property.
xx:xx:xx	xx	Missing or error on the Rate Lock Origination Appraisal	xx: xx of xx: 5 xx: 7 |---| -2 |----| -28.xx% xx: xx per tape data age of loan reflect 7. xx audit value reflect age of loan as 5. xx: xx:
xx: xx: $xx: $xx: $xx %: 50.00000%   xx: xx CD xx as $450,000.00.   xx: xx:
xx: xx CLTV xx: 51.778%   xx: 77.667%   xx: -25.889%   xx %: -25.xx%   xx: xx used for xx: $450,000.00.xx of xx(s): $0.00. xx: $233,000.00. CLTV =51.778%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV) xx: 51.778% xx: 77.667% xx: -25.889% xx %: -25.xx% xx: xx used for xx: $450,000. xx: $233,000. CLTV = 51.778%. xx: xx:	4: Unacceptable	* Missing Appraisal (Lvl 4) "Appraisal is missing from loan documents. However PIW & Fair Marketing Value (FMV) is also missing."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TILA foreclosure rescission finance charge test due to the finance charge is $112,271.83. The disclosed finance charge of $112,184.83 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Initial Loan Estimate dated xx/xx/2020 reflects recording fee at $185. However, the Final CD dated xx/xx/2021 reflects recording fee at $330.00. This is a fee increase of+145.00 for charges that cannot increase more than 10%. COC for the increase in fee amount is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, Missing appraisal - loan closed w/o appraisal or PIW approval. PIW lost when occupancy corrected from primary residence to Refinance -PIW lost on the AUS after 1st run."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17477125	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,316.45	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$966.31	2.750%	360	xx	xx	Conventional	Fixed	Refinance	96.612%	96.612%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	43.642%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx.
xx chain of the assignment has been completed.
xx is UCC lien active in the favor of xx, xx in the amount of $X.XX which was recorded prior to subject mortgage on xx/xx/XXXX.
xx taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to the payment history seller’s tape data as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx loan was originated on xx/xx/XXXX. xx, the required payment history is missing from xx/xx/XXXX to xx/xx/XXXX.
xx:xx loan is currently in collection. xx to the payment history seller’s tape data as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx covid review not performed in loan as latest collection comments are missing.
xx loan was originated on xx/xx/XXXX. xx, the required collection comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx has been working at xx as xx for X year.
xx to be determined the occupancy and current condition of subject property.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx of xx: 4 xx: 6 |---| -2 |----| -33.xx% xx: xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: MI xx is missing from the loan documents.   xx: xx:
xx: xx CLTV xx: 96.612%   xx: 86.612%   xx: 10.000%   xx %: 10.00000%   xx: xx CLTV ratio is 96.612%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -4 (xx)   xx %:    xx: xx per the xx documents xx date is xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 43.642%   xx: 45.394%   xx: -1.752%   xx %: -1.xx%   xx: xx per xx 1003 application post-close DTI as 43.642%.   xx: xx:
xx: xx-xx per 1003   xx: 34.429%   xx: 33.704%   xx: 0.725%   xx %: 0.xx%   xx: xx ratio per 1003 is 34.429%.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: xx per the xx case sales price xx value is xx. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan fails “TILA Finance Charge Test”. Finance charge disclosed on Final CD is $120,375.82. Calculated Finance Charge is $123,984.13. The test fails for an under disclosed amount of -$3,608.31. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* MI, FHA or MIC missing and required (Lvl 3)     "MI Certificate is missing from Loan document."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from Loan Document."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Duplicate Finding

Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.642%, the Borrower income was $5,166.27 and total expenses are in the amount of $2,254.85  and the loan was underwritten by LP(Locator# XX) and its recommendation is “Accept/eligible” with a DTI of 44.00%"
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.642%, the Borrower income was $5,166.27 and total expenses are in the amount of $2,254.85  and the loan was underwritten by LP(Locator# XX) and its recommendation is “Accept/eligible” with a DTI of 44.00%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 43.642%. Monthly debt were miscalculated and may push DTI to over 46%. Details not provided. Unable to rely on docs in file and unable to calc ATR"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70548167	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,237.67	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$695.65	3.000%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	772	Unavailable	41.656%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx, with xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx, xx.

xx active judgments or liens have been found against the borrower.
xx county taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx, the borrower is working at the xx as a xx from X.X years.
xx are missing. xx COVID review has not been performed.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 3 xx: 5 |---| -2 |----| -40.00000% xx: xx data, age of loan is 5. xx it as reflects 3. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -1 (xx)   xx %:    xx: xx data shows, xx is xx/xx/2021. xx, xx documents reflects it as xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003 xx: 32.950% xx: 41.656% xx: -8.706% xx %: -8.xx% xx: xx shows, xx DTI is 41.656%. xx, xx documents reflects it as 32.950%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Non-Specific Lender Credits on Revised Closing Disclosure dated xx/xx/2021. Initial CD dated xx/xx/2021 reflects Lender Credit at $206.25. However, Revised CD dated 0xx/xx/2021 reflects Lender Credit at $0. This is decrease of $206.25 for fee which has 0% tolerance test. Valid COC for the decrease in Non-Specific Lender Credits is missing from the Loan Documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape Shows Condo closed at 75% on a limited review; max is 70% in Florida."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39723712	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,562.22	12/06/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,346.58	2.375%	360	xx	xx	VA	Fixed	Refinance	90.938%	90.938%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	683	687	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on XX/XX/XXXXwith the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx. xx chain of the assignment has been completed. xx active liens and judgments have been found against the borrower and the property. xx taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX. xx prior year’s delinquent taxes have been found.	xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx covid review not performed in loan as latest collection comments are missing.
 xx loan was originated on xx/xx/XXXX. xx required collection comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx has been working at xx as xx for XX years.
xx to be determined the occupancy and current condition of subject property.
xx:xx:xx	xx	Flood Certificate Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx: xx of xx: 4 xx: 6 |---| -2 |----| -33.xx% xx: N/A xx: xx:
xx: xx: $xx: $xx: $xx %: 5.xx%   xx: xx CD reflects the xx amount as $381,000.00.   xx: xx:
xx: xx CLTV xx: 90.938%   xx: 95.322%   xx: -4.384%   xx %: -4.xx%   xx: xx used for xx: $381,000.00. xx of xx(s): $0.00. xx: $346,473. CLTV = 90.938%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV) xx: 90.938% xx: 95.322% xx: -4.384% xx %: -4.xx% xx: xx used for xx: $381,000.00. xx: $346,473.00. CLTV = 90.938%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Loan Failed TRID Tolerance Test due to Initial Loan Estimate is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Per tape, VA Seasoning is not met as First payment of existing mortgage xx/xx/2021 is less than 210 days from closing date of loan xx/xx/2021. Unable to rely on docs."
* Missing flood cert (Lvl 3)     "Flood Certificate is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by the Borrower(s).  However, Date is updated from Lock Confirmation document."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of Servicing Transfer document is missing in the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71102324	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$12,266.62	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,412.74	3.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	33.817%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx of XXXX have been paid in the amount of $XX,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx comment history is missing from the loan file.
xx, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx occupancy and current status of the property is unable to be determined.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 6 xx: 9 |---| -3 |----| -33.xx% xx: NA. xx: xx:
xx: xx-xx DTI per 1003   xx: 33.817%   xx: 33.888%   xx: -0.071%   xx %: -0.07100%   xx: xx borrowers income is $33,169.96 after xx loan the xx amount $4,750.03 and xx-housing xx is $6,467.00 hence, the xx DTI xx is 33.817%.   xx: xx:
																																																																																				xx: xx-xx per 1003 xx: 14.320% xx: 14.392% xx: -0.072% xx %: -0.07200% xx: xx subject property PITIA (P&I $3,412.74 + xx $282.58 + xx $1,054.71 equals $4,750.03 verified monthly income equals $33,169.96 xx equals 14.320%. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 33.817%. Per tape, borrower income docs are missing and Income miscalculated. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67791588	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,011.80	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$661.84	3.125%	360	xx	xx	Conventional	Fixed	Refinance	89.826%	89.826%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	756	758	47.149%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx, with xx#xx. xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx, xx. xx active judgments or liens have been found against the borrower. xx combined taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx, the borrower is working at the xx as a xx from X.X years.
xx are missing. xx COVID review has not been performed.
xx:xx:xx	xx	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx: xx of xx: 2 xx: 4 |---| -2 |----| -50.00000% xx: N/A xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx: xx as per document.   xx: xx:
xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: -5 (xx) xx %: xx: xx reflects the xx as xx/xx/2021. xx: xx:	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "Final AUS DU/LP is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by the Borrower(s). However, Date is updated from Lock Confirmation Document."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.149%, the Borrower income was $20,256.61 and total expenses are in the amount of $8,068.18 and the loan was underwritten by AUS/DU (Locator# XX) and its recommendation is “Approve/Eligible” with a DTI of 42.43%"
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42.43%. Tape shows DTI incorrect and may be over 47%. Missing final DU. Unable to rely on docs in file and unable to calc ATR"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96788814	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,861.65	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,447.03	2.990%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	682	675	40.288%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, recorded with the xx#xx.

xx chain of assignments found. xx to determine last assignee.

xx active liens and judgments have been found against borrower and property.

Xnd installment xx of XXXX have been due on xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A xx: xx:
xx: xx CLTV xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: xx used for xx: $360,000.00. xx: $343,660.00. CLTV = 98.189%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -2 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV) xx: 98.189% xx: 96.500% xx: 1.689% xx %: 1.xx% xx: xx used for xx: $360,000.00. xx: $343,660.00. CLTV = 98.189%. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, " Ineligible property- A business decision has been granted to close this FHA prior to obtaining the required flood elevation certificate. It is manufactured home collateral, and a Conventional AUS approval cannot be obtained at this time. The flood elevation certificate was obtained; however, the property / manufactured is not eligible for FHA financing. The elevation of top of the bottom floor, the ground at the bottom of the crawlspace ( item C2a) of 55.5 feet is below the BFE ( item B9) of 59.6 feet."
* MI, FHA or MIC missing and required (Lvl 3)     "Final Closing Disclosure reflects monthly MIP as $236.96. However, Mortgage insurance Certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2021. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2021. Note date is xx/xx/2021."	* Property is Manufactured Housing (Lvl 2) "Home has been affixed. As per the Appraisal report dated xx/xx/2021(Credit File - XX, the subject property is Manufactured Housing. However, the Affidavit of Affixation is available in the loan file at location (Credit File - XX6).The Final Title Policy does not showing Alta-7 Endorsement attached with it also, the VIN# is not available in the legal description of the recorded mortgage. However, UT reflects XX and XX6).The tax certificate attached with the updated title report does not reflects the VIN# or property type.""		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52551188	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,589.46	12/19/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,004.54	3.125%	360	xx	xx	Conventional	Fixed	Purchase	73.281%	73.281%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	745	717	49.540%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xst half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx Xnd half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comment has been found regarding reason for default.
xx has been working at xx, xx. as xx for X months.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Note	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx per xx data, xx G/L doesn't require MI. xx, xx reflect not applicable. xx: xx:
xx: xx: xx: xx/xx/2021 xx: xx %: xx: xx per xx data, xx document date reflect xx/xx/2021. xx, xx document is missing from the loan documents. xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Original copy of Note along with LNA are missing from the loan file. However, Loan was not modified since origination."	* Application Missing (Lvl 3) "Final Application is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Account Disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.540%, the Borrower income was $4,730.73 and total expenses are in the amount of $2,343.62 and the loan was under written by AUS/DU (Credit File - xx Page#142) and its recommendation is “Approve/Eligible” with a DTI of 49.54%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 49.53%. Tape shows BWR prior primary was not sold and that mortgage was not included in DTI. Unable to rely on docs in file and unable to calc ATR."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
526633	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,704.94	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,733.73	3.375%	360	xx	xx	Conventional	Fixed	Purchase	94.043%	94.043%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	779	43.617%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# XXXX-xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comment has been found regarding reason for default.
xx has been working at xx as xx.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx-xx DTI per 1003   xx: 43.617%   xx: 43.584%   xx: 0.033%   xx %: 0.03300%   xx: xx borrowers and co-borrowers total income is $10,839.87. xx other xx is $4,727.98 hence, the xx DTI as per 1008 is 43.617%.   xx: xx:
xx: xx-xx per 1003 xx: 24.239% xx: 24.206% xx: 0.033% xx %: 0.03300% xx: xx subject property PITIA (P&I $1,733.73 + xx $197.75 + xx $558.74 +MI xx $137.26 equals $2,627.48 verified monthly income equals $10,839.87 xx equals 24.239%. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan fails TILA Finance Charge Test. Finance charge disclosed on Final CD is $260,676.12. Calculated Finance Charge is $262,336.55 The test fails for an under disclosed amount of --$1,660.43. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing.

Loan fails TILA APR Test Calculated APR is 3.952% APR Threshold 4.089% Over By -0.137%.

This loan fails TILA Post-Consummation Revised Closing Disclosure Finance Charge Test. Finance charge disclosed on Post CD is $260,345.04. Calculated Finance Charge is $262,336.55 The test fails for an under disclosed amount of -$1,991.51.

Loan fails TILA Post-Consummation Revised Closing Disclosure APR Test Calculated APR is 3.946% APR Threshold 4.089% Over By -0.143%."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID Tolerance Test is incomplete due to Initial Loan Estimate and Initial Closing Disclosure are missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape shows the following issue where the loan is not in compliance due to closing violation. However the Mortgage Insurance was not set up with the loan file at the time of closing. MI team was unable to locate a MI Company which provide the coverage amount without changing the Note Loan Amount."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate dated xx/xx/2021 is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan has a qualified mortgage DTI of 46.617%, the borrowers and co-borrowers total income is $10,839.87 and the total expenses are in the amount of $4,727.98 and the loan was underwritten by AUS/DU(Credit File - XX) and its recommendation is “Approve/Eligible” with a DTI of 43.62%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71474137	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,908.00	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,496.67	3.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	44.183%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx of XXXX have been paid in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing or error on the Rate Lock Note	xx: xx: xx: xx/xx/2021 |---| |----| xx: xx is missing. xx: xx:
xx: xx-xx DTI per 1003   xx: 44.183%   xx: 53.294%   xx: -9.111%   xx %: -9.xx%   xx: xx T&I for xx: (xx $242.34 + xx $187.34 + xx $00 + MI $154.76 + HOA xx $00 ) equals $2,081.11 and xx payments are $1,066.80 xx income xx as $7,124.68 xx, xx-xx DTI per 1003 is 44.183%.   xx: xx:
xx: xx-xx per 1003 xx: 29.210% xx: 34.299% xx: -5.089% xx %: -5.xx% xx: xx T&I for xx: (xx $242.34 + xx $187.34 + xx $00 + MI $154.76 + HOA xx $00 ) equals $2,081.11. xx income xx as $7,124.68 xx, xx-xx per 1003 is 29.210%. xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note document is missing from loan file and the lost note affidavit is not found. The loan has not been modified since origination."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Subject conventional OO loan approved at 53% due to income miscalculation. QM failure."	* Application Missing (Lvl 3) "Final 1003 Application is missing from loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 8/4/2021and the loan closed on xx/xx/2017. No lock extension found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22467126	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,085.14	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,469.22	2.750%	180	xx	xx	Conventional	Fixed	Refinance	70.984%	70.984%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	693	Not Applicable	44.736%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, with xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

xx active judgments or liens have been found against the borrower.
Xst and Xnd county taxes of XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx of xx as a xx. xx from X.XX years.

xx:xx:xx	xx	xx: xx (CE, S&P) xx: 180 xx: 360 |---| -180 |----| -50.00000% xx: xx original note reflects amortization term months as 180. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -5 (xx)   xx %:    xx: xx original note reflects original note doc date as xx/xx/2020.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx of refinance is change in rate/term. xx: xx:	3: Curable	* Missing Required Disclosures (Lvl 3) "Service providers disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.73%, the Borrower income was $10,682.84 and total expenses are in the amount of
$4,779.04 and the loan was underwritten by DU (Locator#XX) and its recommendation is “Approve/Eligible” with a DTI of 44.74%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 44.74%. Tape shows Borrower was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34635674	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$234.75	3.375%	360	xx	xx	Conventional	Fixed	Purchase	57.035%	57.035%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	804	Not Applicable	37.163%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of ‘‘xx” with xx#XXXX-xx.

xx chain of assignment is complete.

xx active judgments or liens have been found.

xx county taxes of XXXX have been exempted.
xx loan was originated on xx/xx/XXXX & the first payment date of loan was xx/xx/XXXX. xx payment history seller’s tape data as of xx/xx/XXXX shows that loan is current. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX & the interest rate is X.XXX %. xx current UPB is in the amount of $XX	xx:xx is in performing status.

xx loan was originated on xx/xx/XXXX & the first payment date of loan was xx/xx/XXXX. xx payment history seller’s tape data as of xx/xx/XXXX shows that loan is current. xx next due date is xx/xx/XXXX. xx current P&I is $XXX.XX & the interest rate is X.XXX %. xx current UPB is in the amount of $XX

xx evidence of bankruptcy & foreclosure has been found. xx loan application is missing. xx to determine the borrower's employment details.

xx loan was originated recently. xx-XX review has not been performed in the loan.

xx to confirm the current condition & occupancy status of the subject property.

xx:xx:xx	xx	Credit Application Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final 1003 application signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflect following issue 'Ineligible Property - business decision is being made to accept the single wide manufactured home collateral, which would normally be ineligible. Appraisal only shows the HUD Certification of xx but no manufacturer data plate or serial number'. Supported Document to verify the issue is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2021 and the loan closed on xx/xx/2021. No lock extension found."	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report located at “xx”, the subject property type is “Manufactured Housing”. As per mortgage document, VIN# is available in legal description. Short form policy shows ALTA 7 endorsement attached with it. Recorded mortgage has manufactured home rider which is located at “xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28832599	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,939.43	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,455.32	2.625%	180	xx	xx	Conventional	Fixed	Refinance	76.842%	76.842%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	43.574%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. which was recorded on xx/xx/XXXX.

xx chain of assignment has been found.

xx active liens and judgments have been found.

xx annual tax of XXXX has been paid in the amount of $XXXX.XX on xx/xx/XXXX.
xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXd PITI is in the amount of $XXx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is in collection. xx to the payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXd PITI is in the amount of $XXx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined. xx to be determined the current occupancy. xx comments have been found for damage or repairs. xx comments have been found for bankruptcy and foreclosure. xx comments found for COVID-19.
xx:xx:xx	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx: xx of xx: 14 xx: 15 |---| -1 |----| -6.xx% xx: xx per xx data age of loan reflect 15. xx, audit value reflects age of loan as 14. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 18 (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2020.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -4 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2020.   xx: xx:
xx: xx: 900 xx: 900 xx.   xx:    xx %:    xx: xx reflects the xx' property address xx as 900 xx.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx per xx data ,xx of xx is xx-xx. xx documents reflects as xx in xx/xx. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than 10% test. LE dated xx/xx/2020 reflects the sum of Section C fee at $1,510.00. Final CD dated xx/xx/2020 reflects the sum of Section C fee at $1,803.38 this is an increase of +$142.38 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance Test. Initial LE dated xx/xx/2020 reflects Appraisal Fee at $500.00. However, Revised CD dated xx/xx/2020 reflects Appraisal Fee at $535.00 this is an increase of +$35.00 for charges that cannot increase 0% Tolerance tests. COC for increase in fee is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure is missing from the Loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.57%, the Borrower income was $8786.00 and total expenses are in the amount of $3,828.44 and the loan was underwritten by AUS/DU (Locator# XX and its recommendation is “Approve/Eligible” with a DTI of 43.57%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approve/eligible at 43.574%. Tape shows other undisclosed car loan not included in DTI. DTI may raise to 54.87%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	No Result	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77715200	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,683.34	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,646.97	2.500%	180	xx	xx	Conventional	Fixed	Cash Out	54.889%	54.889%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	801	792	42.903%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with instrument#xx.

xx is no chain of assignment as the subject mortgage is with the original lender.

xx active judgments or liens have been found against the borrower/subject property.

xx annual installment taxes of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of PITI is $X,XXX.XX which includes P&I of $X,XXX.XX, which was applied for the due date of xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is performing. xx to the review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx comments have been found regarding the subject property condition.
xx:xx:xx	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Disclosures Missing or error on the Rate Lock	xx: xx of xx: 13 xx: 14 |---| -1 |----| -7.xx% xx: xx per xx data ,age of loan is 14 . xx it reflects 13. xx: xx:
xx: xx: xx/xx/2020 xx: xx/xx/2020 xx: -5 (xx) xx %: xx: xx per xx data ,xx is xx/xx/2020 . xx documents reflects as xx/xx/2020. xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "This is TX 50(a)(6) loan. Seller defect shows, PIW is not allowed. FMV is also missing from the loan file."	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership Counselling Disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account Disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement Service Provider List is missing from loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate Business Disclosure is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78064823	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$683.33	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$621.34	2.250%	360	xx	xx	VA	Fixed	Refinance	92.886%	92.886%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with instrument#xx.

xx is no chain of assignment as the subject mortgage is with the original lender.

xx active judgments or liens have been found against the borrower/subject property.

xx Xst and Xnd installment taxes of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of PITI is $XXX.XX which includes P&I of $XXX.XX, which was applied for the due date of xx/xx/XXXX. xx current UPB reflected is in the amount of $XX.	xx:xx complete collection comments are missing from the loan files. xx current status of the loan is performing. xx to the review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX. xx COVID-19 review has not been performed. xx per seller’s tape data, the subject property is owner-occupied.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 8 xx: 9 |---| -1 |----| -11.xx% xx: NA xx: xx: xx: xx: xx/xx/2020 xx: xx/xx/2020 xx: -5 (xx) xx %: xx: xx reflects the xx as xx/xx/2020. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan Origination Fee Test failed: Fees Charged at $1,624.00 Threshold $1,578.58 over by +$45.42."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue: New term exceeds more than 10 yrs of old term-cannot insure (180 to 360)."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by the Borrower. However, date is updated from Revised Loan Estimate located at XX
																																																																																							* Missing Required Disclosures (Lvl 3) "VA Guaranty certificate is missing from the loan document."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21072045	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,881.19	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$791.21	2.250%	360	xx	xx	VA	Fixed	Refinance	69.472%	69.472%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	804	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that borrower, xx N xx the current owner of the subject property. xx mortgage originated on xx/xx/XXXX with lender, xx, xx. in the amount of $XXX,XXX.XX has been active on the title at first lien position.
xx assignment of mortgage was found.
xx active judgments or liens have been found.
xx taxes of XXXX are paid on xx/xx/XXXX in the amount of $XXXX.XX
xx as of xx/xx/XXXX shows that loan is performing and borrower is next due for xx/xx/XXXX payment. xx last payment was made on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and interest rate is X.XXX %.	xx:xx comments are missing for the loan. xx as of xx/xx/XXXX shows that loan is performing and borrower is next due for xx/xx/XXXX payment. xx last payment was made on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and interest rate is X.XXX %.
xx record of bankruptcy was found.
xx evidence of damage or repair was found.
xx:xx:xx	xx	xx: xx of xx: 7 xx: 8 |---| -1 |----| -12.xx% xx: NA. xx: xx:
xx: xx CLTV xx: 69.472%   xx: 69.126%   xx: 0.346%   xx %: 0.xx%   xx: xx used for xx: $297,947.00.xx of xx(s): $0.00. xx: $206,989.00. CLTV =69.472%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx reflects xx as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV) xx: 69.472% xx: 69.126% xx: 0.346% xx %: 0.xx% xx: xx used for xx: $297,947.00 xx: $206,989.00 LTV =69.471%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated xx/xx/2021. Initial LE dated xx/xx/2020 does not reflect Appraisal report fee. However, Initial CD dated xx/xx/2021 Appraisal report fee at $275.00 Valid COC is available on Pg#324 but not mentioned clearly."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller Tape reflects the following issue "New term was exceeds more than 10years from the old term hence loan is uninsured (180 to 360)."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83333011	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,163.45	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$492.54	3.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	804	Not Applicable	19.621%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee xx, xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee xx, xx.
xx active liens and judgments have been found.
xx annual taxes of XXXX are delinquent in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX. xx is a principal reduction on xx/xx/XXXX in the amount of $X,XXX.XX.	xx:xx loan is performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX. xx is a principal reduction on xx/xx/XXXX in the amount of $X,XXX.XX.
xx loan has not been modified once since origination.
xx the time of origination, the borrower was working as xx in xx from last X month.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.
xx:xx:xx	xx	Initial Escrow Acct Disclosure	xx: xx #2 xx: xx: |---| |----| xx: NA xx: xx:
xx: xx #2 xx: xx:    xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 42 (xx)   xx %:    xx: NA.   xx: xx:
xx: xx: 0000   xx: 00000   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 0000   xx: 00000   xx:    xx %:    xx: NA.   xx: xx:
xx: xx-xx DTI per 1003 xx: 19.635% xx: 37.107% xx: -17.472% xx %: -17.xx% xx: xx borrower’s income is $10,416.67 after xx loan the proposed amount $1,655.70 and xx-housing xx is $2,209.65 hence, the xx DTI xx is 37.107%. xx: xx:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "As per net operating income is $12,670.68 and annual payments (Debt Service) is $12,739.80 and there debt service cover ratio (DSCR) is 0.99 which is less than 1."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow disclosure is not signed by borrower."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77226890	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,959.40	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,486.72	3.125%	360	xx	xx	Conventional	Fixed	Refinance	87.293%	87.293%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	772	Not Applicable	33.122%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments found against the borrower.
xx taxes for the year XXXX have been paid in the amount of $XXXX.XX. xx prior tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.xx%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.xx%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repairs. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx: $7882.63 |---| |----| xx: xx current P&I is matching with original P&I. xx, the tape shows the xx as YES. xx evidence have been found regarding the mod in loan files. xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx: xx current P&I is matching with original P&I. xx, the tape shows the xx as YES. xx evidence have been found regarding the mod in loan files.   xx: xx:
xx: xx of xx: xx: xx/xx/2020   xx:    xx %:    xx: xx current P&I is matching with original P&I. xx, the tape shows the xx as YES. xx evidence have been found regarding the mod in loan files.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 46 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: 360   xx: 356   xx: 4   xx %: 1.xx%   xx: xx as 360.   xx: xx:
xx: xx CLTV xx: 87.293%   xx: 87.290%   xx: 0.003%   xx %: 0.00300%   xx: xx used for xx: $665,00.00. xx of xx(s): $0.00. xx: $580,500.00. CLTV = 87.293%.   xx: xx:
xx: xx LTV (OLTV)   xx: 87.293%   xx: 87.290%   xx: 0.003%   xx %: 0.00300%   xx: xx used for xx: $665,00.00. xx: $580,500.00. CLTV = 87.293%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx: xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan fails TILA finance charge test due to calculated finance charge is $326,804.69 threshold is $329,870.20 variance is -$3,065.51
Loan fails TILA foreclosure rescission finance charge test due to calculated finance charge is $326,804.69 threshold is $329,870.20 variance is -$3,065.51"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan fails charges that cannot increase test. Initial LE dated xx/xx/2020 reflects Points - Loan Discount Fee at $4,329.00. However, final CD dated xx/xx/2020 reflects Points - Loan Discount Fee at $4,353.75. This is an increase of $24.75 for charges that cannot increase."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A Rate lock agreement is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63124850	xx	xx		xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,789.74	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$794.24	3.750%	360		xx	xx		Conventional	Fixed		Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	813	Not Applicable	31.734%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx title dated xx/xx/XXXX shows xx is the owner of the subject property. xx mortgage originated on xx/xx/XXXX with lender, xx. in the amount of $XXX,XXX.XX has been active on the title at first lien position.
xx assignment of mortgage was found.
xx active judgments or liens have been found.
xx taxes of XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX.
xx history as of xx/xx/XXXX shows that loan is performing and next due for xx/xx/XXXX payment. xx payment was applied on xx/xx/XXXX in the amount of $XXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and rate of interest X.XXX%. xx per document XXXXXXXXXX_Deferment_Letter_XXXXXXXXX_NO_DATE.pdf, the X payments have been deferred in the total amount of $XXXX.XX till the end of the loan.
xx:xx status of the loan is performing and borrower is due for xx/xx/XXXX payment. xx history shows that last payment was made on xx/xx/XXXX in the amount of $XXX.XX.
xx per xx XX plan xx from servicer available in the loan file, the borrower was approved for xx XX FB plan starting from xx/xx/XXXX which ended on xx/xx/XXXX.  xx missed during FB plan have been deferred till maturity in the amount of $XXXX.XX.
xx foreclosure action was found. xx damage or repair was found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx: $2382.72 |---| |----| xx: xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 31 (xx)   xx %:    xx: xx per payment history, the last payment was made on xx/xx/2021.   xx: xx:
xx: xx: 360   xx: 357   xx: 3   xx %: 0.xx%   xx:    xx: xx:
xx: xx: 00000000000000444   xx: xx:    xx %:    xx: xx per payment history   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per payment history   xx: xx:
																																																																																				xx: xx in file? xx: xx: xx: xx %: xx: xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41871472	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,836.72	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,290.01	3.125%	240	xx	xx	Conventional	Fixed	Cash Out	49.462%	49.462%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	796	Not Applicable	44.899%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title dated xx/xx/XXXX shows that borrower, xx is the owner of the subject property. xx mortgage originated on xx/xx/XXXX with lender, xx. in the amount of $XXX,XXX.XX has been active on the title at first lien position.
xx assignment of mortgage was found.
xx is a child support judgment entered on xx/xx/XXXX against the borrower, xx.
xx taxes of XXXX are paid on xx/xx/XXXX.
xx history as of xx/xx/XXXX shows that loan is performing and next due for xx/xx/XXXX payment. xx payment was applied on xx/xx/XXXX in the amount of $X,XXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and rate of interest X.XXX%	xx:xx status of the loan is performing. xx history as of xx/xx/XXXX shows that loan is performing and next due for xx/xx/XXXX payment. xx payment was applied on xx/xx/XXXX in the amount of $X,XXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and rate of interest X.XXX%
xx was approved for xx XX FB plan per letter available in the loan file. xx plan was expired on xx/xx/XXXX.
xx foreclosure action was found.
xx evidence of damage or repair was found.

xx:xx:xx	xx	Affiliated Business Disclosure Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx per xx, xx G/L doesn't reflect MI. xx, xx reflect not applicable. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 31 (xx)   xx %:    xx: xx per payment history, last payment was made on xx/xx/2021   xx: xx:
xx: xx CLTV xx: 49.462%   xx: 49.460%   xx: 0.002%   xx %: 0.00200%   xx: xx used for xx: $465,000.00. xx of xx: $000.0000. xx: $230,000.00. CLTV = 49.462%.   xx: xx:
xx: xx LTV (OLTV)   xx: 49.462%   xx: 49.460%   xx: 0.002%   xx %: 0.00200%   xx: xx used for xx: $465,000.00. xx: $230,000.00. CLTV = 49.462%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.899%   xx: 44.846%   xx: 0.053%   xx %: 0.05300%   xx: xx PITIA for xx: (xx $387.69 + xx $40.51+ xx $00.00 + MI $00.00 + HOA xx $331.12 + P&I $1,290.01 + xx debts $2,887.33 ) equals $XXX.XX4,936.66. xx $6,430.67. DTI reflect 44.846%.   xx: xx:
xx: xx in file? xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "A copy of Rate Lock agreement is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.899%, the Borrower income was $6,430.67 and total expenses are in the amount of $2,887.33 and the loan was under written by AUS/DU (8032010170_xx_Dulp_Report_783148177_4-2-2020) and its recommendation is “Accept/Eligible” with a DTI of45%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82648686	xx	xx		xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,692.67	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,035.93	3.875%	360		xx	xx		Conventional	Fixed		Refinance	73.433%	73.433%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	784	Not Applicable	44.124%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx title dated xx/xx/XXXX shows that borrower, xx C. xx and xx C. xx are the owners of the subject property. xx mortgage originated on xx/xx/XXXX with lender, xx. in the amount of $XXX,XXX.XX has been active on the title at first lien position.
xx assignment of mortgage was found.
xx active judgments or liens have been found.
xx taxes of XXXX are paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx, the mortgage is assigned to xx, xx.
xx active judgments or liens have been found.
xx history as of xx/xx/XXXX shows that loan is performing and next due for xx/xx/XXXX payment. xx payment was applied on xx/xx/XXXX in the amount of $X,XXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and rate of interest X.XXX%. xx per document xx, the X payments have been deferred in the total amount of $XXXX.XX till the end of the loan.	xx:xx per servicing comments, loan is performing. xx history as of xx/xx/XXXX shows that borrower is due for xx/xx/XXXX payment. xx payment was applied on xx/xx/XXXX in the amount of $XXXX.XX
xx was impacted by xx XX pandemic. xx per document xx, the borrower completed FB plan on xx/xx/XXXX. xx missed during xx FB plan is deferred till the end of the loan.

xx:xx:xx	xx	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	xx: xx: xx: $7251.51 |---| |----| xx: xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 37 (xx)   xx %:    xx:    xx: xx:
xx: xx: 360   xx: 353   xx: 7   xx %: 1.xx%   xx: xx note reflects loan original maturity term months as 360.   xx: xx:
xx: xx CLTV xx: 73.433%   xx: 73.430%   xx: 0.003%   xx %: 0.00300%   xx: xx used for xx: $300,000.00. xx: $220,300.00. CLTV = 73.433%.   xx: xx:
xx: xx LTV (OLTV)   xx: 73.433%   xx: 73.430%   xx: 0.003%   xx %: 0.00300%   xx: xx used for xx: $300,000.00. xx: $220,300.00. CLTV = 73.433%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx:    xx %:    xx: xx application reflects purpose of refinance per application as change in rate/term.   xx: xx:
xx: xx in file? xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Subject loan closed with Appraisal. PIW disclosure signed by the borrower is missing from the loan documents"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock document is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary (1008) is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.12%, the Borrower income was $4,000.00 and total expenses are in the amount of $1,764.97 and the loan was underwritten by AUS/LP (Locator# XX) and its recommendation is “Accept” with a DTI of 44.00%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42949449	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,085.00	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$501.29	4.625%	360	xx	xx	Conventional	Fixed	Cash Out	51.316%	51.316%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	723	Not Applicable	46.168%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx is a state tax lien in the favor of xx of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx is a mechanics lien in the favor of city of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx of XXXX have been paid in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX
xx per the comment dated, xx/xx/XXXX, the reason for default is the borrower’s income is impacted by COVID-19.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 31 (xx)   xx %:    xx: xx/xx/2021.   xx: xx:
xx: xx CLTV xx: 51.316%   xx: 51.320%   xx: -0.004%   xx %: -0.00400%   xx: xx used for xx: $190,000.00. xx: $97,500.00. CLTV = 51.316%.   xx: xx:
xx: xx LTV (OLTV)   xx: 51.316%   xx: 51.320%   xx: -0.004%   xx %: -0.00400%   xx: xx used for xx: $190,000.00. xx: $97,500.00. LTV = 51.316%.   xx: xx:
xx: xx: xx: 0000000000000000000   xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: 0000000000000000000   xx:    xx %:    xx: xx.   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 42.432% xx: 46.168% xx: -3.736% xx %: -3.xx% xx: xx borrower's monthly income is $1, xx after xx loan the proposed amount $2,708.00 and xx-housing xx is $5,341.31. xx, the xx DTI xx is 46.168%. xx: xx:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "As per net operating income is $5,566.20 and annual payments (Debt Service) is $11,504.28 and there debt service cover ratio (DSCR) is 0.48 which is less than 1."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1349246	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,819.34	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$821.59	4.750%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	705	Not Applicable	38.331%	First	Commitment	Not Applicable	Not Applicable	02/14/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx bank which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx. which was recorded on xx/xx/XXXX.
xx are two civil judgments in the favor of xx, as xx for xx in the total amount of $X,XXX.XX which was recorded on xx/xx/XXXX and xx/xx/XXXX.
xx is a civil judgment in the favor of xx, xx. a xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx is a muni/city/code lien in the favor of xx of xx, xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX. xx, the property address does not match with the supported document.
xx of XXXX have been paid in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for default is the borrower’s income is impacted by COVID-19.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Missing or error on the Rate Lock Transmittal (1008)	xx: xx: xx: $2464.77 |---| |----| xx: NA xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 29 (xx)   xx %:    xx:    xx: xx:
xx: xx: 360   xx: 356   xx: 4   xx %: 1.xx%   xx: NA.   xx: xx:
xx: xx: 000000001234444MMMM   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: MMMM444432100000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 27.437% xx: 33.754% xx: -6.317% xx %: -6.xx% xx: xx T&I for xx: (xx $228.74 + xx $112.50 + xx $00 + MI $00 + HOA xx $00 ) equals $1,162.83 and xx payments are $2,719.74. xx income xx as $6,680.11. xx, xx-xx DTI per 1003 is 29.820%. xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37537424	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,626.75	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$754.12	4.875%	360	xx	xx	Conventional	Fixed	Refinance	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	714	Not Applicable	39.794%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx DBA xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx of XXXX have been paid in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx per the comment dated, xx/xx/XXXX, the reason for default is the borrower’s income is impacted by COVID-19.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx per xx data, xx G/L doesn't require MI. xx, xx reflect not applicable. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 39 (xx)   xx %:    xx:    xx: xx:
xx: xx: 000000000000000123M   xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: M321000000000000000 xx: xx: xx %: xx: xx: xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91063883	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,677.75	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,974.89	3.125%	180	xx	xx	Conventional	Fixed	Refinance	48.879%	48.879%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	815	761	39.165%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx mortgage, xx dba xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx of XXXX have been paid in the amount of $X,XXX.XX.
xx of XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx per the comment dated, xx/xx/XXXX, the reason for default is the borrower’s income is impacted by COVID-19.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1261 (xx)   xx %:    xx: xx/xx/2021.   xx: xx:
xx: xx CLTV xx: 48.879%   xx: 48.880%   xx: -0.001%   xx %: -0.00100%   xx: xx used for xx: $580,000.00. xx of xx(s): $ 0.00 xx: $283,500.00. CLTV = 48.879%.   xx: xx:
xx: xx LTV (OLTV)   xx: 48.879%   xx: 48.880%   xx: -0.001%   xx %: -0.00100%   xx: xx used for xx: $580,000.00. xx: $283,500.00. CLTV = 48.879%.   xx: xx:
xx: xx: 0000000000000000100   xx: xx:    xx %:    xx: 0000000000000000100.   xx: xx:
xx: xx: xx: 0000000000000001000   xx:    xx %:    xx: xx.   xx: xx:
																																																																																				xx: xx of xx: xx - xx: xx-xx: xx %: xx: xx CD reflects xx of refinance is xx - xx. xx: xx:	1: Acceptable					Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97767943	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$101.71	$4,890.09	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,453.66	3.625%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	779	769	46.587%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx., with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

xx are two state tax liens against the borrower in the favor of xx J. xx, xx of the xx of xx, xx of xx, which was recorded on xx/xx/XXXX & xx/xx/XXXX (xx to subject xx) in the amount of $XXX.XX.

xx are two credit card judgments against the borrower in the combined amount of $XX,XXX.XX in the favor of different plaintiff and recorded on different dates between years of XXXX to XXXX.

Xst and Xnd installments county taxes of XXXX/XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the amount of $X,XXX.XX.  xx other taxes of XXXX/XXXX have been delinquent in the amount of $XXX.XX which were good through till xx/xx/XXXX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 32 (xx)   xx %:    xx:    xx: xx:
xx: xx: 000000000000000000M   xx: 0000000000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: M000000000000000000   xx: 0000000000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 44.965% xx: 44.967% xx: -0.002% xx %: -0.00200% xx: xx per xx data ,xx DTI is 44.967%. xx documents reflects as 46.587%. xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan Documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.94%, the Borrower income was $4,913.48 and total expenses are in the amount of $2,209.37 and the loan was underwritten by AUS/DU (Locator# XX) and its recommendation is “Approve/Eligible” with a DTI of 44.97%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15145305	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,482.04	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$759.18	4.500%	240	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	702	751	29.179%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx., with xx#xx|xx/xx#x.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

xx active judgments or liens have been found against the borrower.
xx school taxes of XXXX have been due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1250 (xx)   xx %:    xx: xx to the payment history as of xx/xx/2021, the last payment was received on xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per the latest payment history, the string is xx.   xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx per the latest payment history, the string is xx. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97648010	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,822.22	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,707.57	4.125%	360	xx	xx	Conventional	Fixed	Purchase	73.381%	89.903%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	23.334%	First	Preliminary title policy	Not Applicable	$172,237.60	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx., with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx, xx.

xx is a junior xx against the subject property in the favor of xx, which was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX.

xx active judgments or liens have been found against the borrower.
Xst and Xnd installments county taxes of XXXX are due on xx/xx/XXXX & xx/xx/XXXX in the amount of $XX,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx per the comments dated xx/xx/XXXX, the reason for default is curtailment of income.
xx evidence has been found regarding damage or repairs in the latest servicing comments.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1256 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 89.903%   xx: 89.990%   xx: -0.087%   xx %: -0.xx%   xx: xx used for xx: $1,0450,00.00 xx of xx(s): $172.237.60 xx: $765,000 CLTV = 89.903%.   xx: xx:
xx: xx LTV (OLTV)   xx: 73.381%   xx: 73.380%   xx: 0.001%   xx %: 0.00100%   xx: xx used for xx: $1,0450,00.00 xx: $765,000 LTV = 89.903%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 23.334% xx: 20.125% xx: 3.209% xx %: 3.xx% xx: xx borrower's monthly income is $24,686.96 after xx loan the xx amount $5760.40and xx-housing xx is $0. hence, the xx DTI xx is 23.334%. xx: xx:	3: Curable		* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2020. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020. Note date is xx/xx/2020."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23300714	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,636.79	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,083.69	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	56.115%	56.115%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	35.958%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

xx active judgments or liens have been found against the borrower.
Xnd, Xrd and Xth installments county taxes of XXXX have been due on xx/xx/XXXX, xx/xx/XXXX & xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx per the comments dated xx/xx/XXXX, the reason for default is curtailment of income.
xx evidence has been found regarding damage or repairs in the latest servicing comments.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx: $xx |---| |----| xx: xx per the deferral document located at: “XX”, the servicer provided deferral payment in the amount of $10,534.06. xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx: xx is no modification. xx, the servicer provided deferral payment on xx/xx/2021 in the amount of $10,534.06.   xx: xx:
xx: xx of xx: xx: xx/xx/2021   xx:    xx %:    xx: xx is no modification. xx, the servicer provided deferral payment on xx/xx/2021 in the amount of $10,534.06.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: LTV is lower than 80%.   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1263 (xx)   xx %:    xx:    xx: xx:
xx: xx: 360   xx: 351   xx: 9   xx %: 2.xx%   xx: xx reflects the xx as 360.   xx: xx:
xx: xx CLTV xx: 56.115%   xx: 56.120%   xx: -0.005%   xx %: -0.00500%   xx: "xx used for xx: $417,000.00 xx of xx(s): $0.00. xx: $234,000.00 CLTV = 56.115%.   xx: xx:
xx: xx LTV (OLTV)   xx: 56.115%   xx: 56.120%   xx: -0.005%   xx %: -0.00500%   xx: "xx used for xx: $417,000.00 xx: $234,000.00 CLTV = 56.115%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx: xx/xx/2050 xx: xx/xx/2050 xx: -28 (xx) xx %: xx: xx reflects xx/xx/2050. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78380793	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$643.93	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$335.34	4.750%	360	xx	xx	Conventional	Fixed	Purchase	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	47.696%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XX,XXX.XX, which was recorded on xx/xx/XXXX xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX
xx per comment dated xx/xx/XXXX, borrower’s income is impacted by xx-XX. xx further details have been found.
xx per comment dated xx/xx/XXXX, reason for default is curtailment of income.
xx borrower xx O’xx is retired person from X years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	xx: xx: O'xx: |---| |----| xx: "xx dated xx/xx/2020 and signed at closing, reflects the xx's xx as O'xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N.A   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 31 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan has failed Origination Fee First Lien Test.

Charged : $850.00   Allowed : $642.85   Over By : +$207.15

																																																																																							The loan charges more than a 1% origination fee (whether from the buyer or the seller)."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.696%, the Borrower income was $1,056.85 and total expenses are in the amount of $504.08 and the loan was underwritten by AUS/DU (Locator#XX) and its recommendation is “Approve/Eligible” with a DTI of 47.70%"		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19606943	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,170.44	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,007.06	4.125%	180	xx	xx	Conventional	Fixed	Cash Out	41.159%	41.159%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	799	Not Applicable	53.835%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX
xx comment has been found regarding reason for default.
xx borrower xx J. xx has been working at xx of xx as xx for XX years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A. xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1248 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 41.159%   xx: 41.160%   xx: -0.001%   xx %: -0.00100%   xx: xx used for xx: $328,000.00. xx of xx(s): $0.00. xx: $135,000.00. CLTV = 41.159%.   xx: xx:
xx: xx LTV (OLTV)   xx: 41.159%   xx: 41.160%   xx: -0.001%   xx %: -0.00100%   xx: xx used for xx: $328,000.00. xx: $135,000.00. OLTV = 41.159%.   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 53.835% xx: 39.100% xx: 14.735% xx %: 14.xx% xx: xx borrower's monthly income is $9,395.78 after xx loan the xx amount $1,345.20 and xx-housing xx is $2,295.41. hence, the xx DTI xx is 38.747%. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37061683	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$776.36	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$376.19	3.875%	360	xx	xx	Conventional	Fixed	Purchase	45.714%	45.714%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	40.706%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignments have been found.
xx active liens and judgments have been found.
xx and second county installment taxes for the year of XXXX are due in the amount of $XXX.XX & $XXX.XX which was due on xx/xx/XXXX & xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX	xx:xx loan is in the collection.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXX.XX. xx P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX
xx per the comment dated xx/xx/XXXX, the borrower’s income impacted by COVID-19. xx, the borrower is working at xx from XX years.
xx loan was not modified since origination.
xx foreclosure activity has been found.
xx bankruptcy details have been found.
xx property occupancy is unable to be determined. xx damage and repairs have been found.

xx:xx:xx	xx	Final Title Policy	xx: xx a xx? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx of xx: xx: xx/xx/2021   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 33 (xx)   xx %:    xx:    xx: xx:
xx: xx: 360   xx: 480   xx: -120   xx %: -25.00000%   xx:    xx: xx:
xx: xx CLTV xx: 45.714%   xx: 45.710%   xx: 0.004%   xx %: 0.00400%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 45.714%   xx: 45.710%   xx: 0.004%   xx %: 0.00400%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2050 xx: xx/xx/2061 xx: -4077 (xx) xx %: xx: xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing valid COC for a fee increase on CD dated xx/xx/2019. LE dated xx/xx/2019 reflects a Appraisal Fee of $575.00, however, CD dated xx/xx/2019 reflects the Appraisal Fee at $595.00. This is a fee increase of $20.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "Final Title Policy is missing from loan documents, Title Commitment Report is located at xx."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79810407	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,001.04	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$950.01	3.250%	180	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	30.584%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignments have been found.
xx active liens and judgments have been found.
xx school taxes for the year of XXXX are due in the amount of $XXXX.XX which was due on xx/xx/XXXX.
xx installment taxes for the year of XXXX-XX are due in the amount of $XXXX.XX which was due on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.	xx:xx loan present status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.
xx, the borrower is working at xx of xx as a xx from XX years.
xx loan was not modified since origination.
xx foreclosure activity has been found.
xx bankruptcy details have been found.
xx property occupancy is unable to be determined. xx damage and repairs have been found.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx: xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: 46 (xx) xx %: xx: xx: xx: xx: xx: xx: xx: xx %: xx: xx: xx: xx: xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (xx/xx/2019) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2019). However, the method of delivery is marked as "Personal.""
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test. The finance charge is $38,238.74. The disclosed finance charge of $34,238.74 is not considered accurate because it is understated by more than $100."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $529.32 on final CD dated xx/xx/2019. There is a total fee increased of $529.32 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15487548	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,160.54	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$857.26	3.250%	180	xx	xx	Conventional	Fixed	Refinance	54.955%	54.955%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	799	797	34.828%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignments have been found.
xx active liens and judgments have been found.
xx annual taxes for the year of XXXX have been paid in the amount of $XXXX.XX and the second installment axes are due in the amount of $XXXX.XX which was due on xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.	xx:xx loan present status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is currently making the regular payments and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.
xx, the borrower is working at xx as a xx from XX years.
xx loan was not modified since origination.
xx foreclosure activity has been found.
xx bankruptcy details have been found.
xx property occupancy is unable to be determined. xx damage and repairs have been found.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 44 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 54.955%   xx: 54.950%   xx: 0.005%   xx %: 0.00500%   xx: 54.955%   xx: xx:
xx: xx LTV (OLTV)   xx: 54.955%   xx: 54.950%   xx: 0.005%   xx %: 0.00500%   xx: 54.955%   xx: xx:
xx: xx: 000000000000000000001   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 0000000000000000001000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 34.828%   xx: 35.437%   xx: -0.609%   xx %: -0.xx%   xx: 34.828%   xx: xx:
																																																																																				xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx: xx:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17085996	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,713.00	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,309.57	3.990%	360	xx	xx	Conventional	Fixed	Refinance	58.006%	58.006%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	748	34.424%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx bank of the south which was recorded on xx/xx/XXXX.

xx chain of assignment has been found.

xx active liens and judgment have been found.
xx annual taxes of XXXX have been paid in the amount of $XXXX.XX on xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXd PITI is in the amount of $XXx UPB reflected as per the payment history is in the amount of $xx.	xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXd PITI is in the amount of $XXx UPB reflected as per the payment history is in the amount of $XXason for default is unable to be determined. xx subject property is occupied by the owner. xx comments have been found for damage or repairs.

xx:xx:xx	xx	Missing Disclosures Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -6 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 58.006%   xx: 58.010%   xx: -0.004%   xx %: -0.00400%   xx: 58.006%   xx: xx:
xx: xx LTV (OLTV)   xx: 58.006%   xx: 58.010%   xx: -0.004%   xx %: -0.00400%   xx: 58.006%   xx: xx:
xx: xx: 000000000000000000001001   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 00000000000000000001000   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to Proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42915279	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,652.53	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,539.13	3.875%	300	xx	xx	VA	Fixed	Refinance	98.480%	98.480%	Streamline Refinance	Yes	xx	Not Applicable	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	783	783	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2021	$288,927.26	Not Applicable	3.125%	$1,487.58	05/01/2021	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx of xx of xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx is credit card judgment recorded on xx/xx/XXXX for the amount of $xx in the favor of xx of xx.
xx taxes for the year XXXX have been paid in the amount of $XXXX.XX. xx prior tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx per the servicing comment dated xx/xx/XXXX, the borrower's income has been impacted due to COVID-19.

xx:xx:xx	xx modification agreement was made between the lender xx, LLC and the borrower xx and xx on xx/xx/XXXX. xx new principal balance as per mod is $XXX,XXX.XX. xx first payment was due on xx/xx/XXXX and the maturity date is xx/xx/XXXX. xx modified P&I is in the amount of $XXth an interest rate of X.XXX%. xx modification does not contain balloon payment.	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 46 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx 1003 application reflects loan documentation type as xx refinance.   xx: xx:
xx: xx: 300   xx: 271   xx: 29   xx %: 10.xx%   xx: xx reflects loan original maturity term months as 300.   xx: xx:
xx: xx: 000004444m4m444400000000   xx: 000000000000000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000004444m4m444400000   xx: 000000000000000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 19.098%   xx:    xx %:    xx: N.A   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx 1003 application reflects purpose of refinance as xx in rate/term. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/2018) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2018). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the Veterans Affairs IRRRL unpaid principal balance validation test. This loan contains a value for one, but not both of the following fields: The loan is a VA interest rate reduction refinance loan (IRRRL), but the unpaid principal balance was not provided. The unpaid principal balance is necessary to correctly calculate the 1% loan origination fee threshold for VA IRRRL loans."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72608131	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,075.49	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,658.49	2.500%	360	xx	xx	VA	Fixed	Refinance	87.812%	87.812%	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	33.086%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are state tax lien , child support lien and UCC lien against the borrower.
xx state tax lien was recorded on xx/xx/XXXX for the amount of $XX.XX in the favor of xx J. xx, xx of the xx of xx.
xx child support lien was recorded on xx/xx/XXXX for the amount of $X.XX in the favor of xx of xx.
xx UCC lien was recorded on xx/xx/XXXX for the amount of $X.XX in the favor of xx, xx.
xx taxes for the year XXXX-XX have been paid in the amount of $XXXX.XX. xx prior tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A xx: xx: xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: 37 (xx) xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated xx/xx/2020. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2020 which is after the Consummation date xx/xx/2020."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84501465	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,244.95	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$979.24	2.500%	360	xx	xx	VA	Fixed	Refinance	93.522%	93.522%	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	747	738	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the mortgage was originated on xx/xx/XXXX with xx & xx (borrower) and (lender) xx, xx, in the amount of $XXX,XXX. xx subject mortgage was recorded on xx/xx/XXXX with the instrument # xx.
xx is a civil judgment in the amount of $X,XXX.XX in favor of CK xx, xx.

xx first and second installments of county taxes for the year of XXXX are due in the amount of $XXXX.XX and $XXXX.XX for the due date of xx/xx/XXXX and xx/xx/XXXX. xx current ownership is vested in the name of xx & xx (borrower).
xx review of the payment history shows that, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX, in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XXX,XXX.XX. xx current P&I is $XXX.XX and PITI is $XXXX.XX, with the interest rate of X.X%.	xx:xx review of comment history shows that the borrower is current with the loan.

xx property is owner occupied. xx damage or repair to the property has been found.
xx last payment was received on xx/xx/XXXX, in the amount of $XXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XXX,XXX.XX. xx current P&I is $XXX.XX and PITI is $XXXX.XX, with the interest rate of X.X%.

xx:xx:xx	xx	Missing Disclosures Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NANA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 31 (xx)   xx %:    xx: NA   xx: xx:
xx: xx CLTV xx: 93.522%   xx: 93.057%   xx: 0.465%   xx %: 0.xx%   xx: xx used for xx: $265,000.00. xx of xx(s): $0.00 xx: $247,833.00. CLTV = 93.522%.   xx: xx:
xx: xx LTV (OLTV)   xx: 93.522%   xx: 93.057%   xx: 0.465%   xx %: 0.xx%   xx: xx used for xx: $265,000.00. xx: $247,833.00. CLTV = 93.522%.   xx: xx:
xx: xx: 00000000000mmmmmmmmmmmmm   xx: 00000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx: mmmmmmmmmmmmm00000000000 xx: 00000000000 xx: xx %: xx: NA xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Intent to proceed document is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28932046	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,888.00	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,455.50	2.375%	360	xx	xx	VA	Fixed	Refinance	100.672%	100.672%	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the mortgage was originated on xx/xx/XXXX with xx E. xx & xx (borrower) and (lender) xx, xx, in the amount of $XXX,XXX. xx subject mortgage was recorded on xx/xx/XXXX with the instrument # XXXXX/XX.
 xx annual installments of combined taxes for the year of XXXX are due in the amount of $XXXX for the due date of xx/xx/XXXX. xx current ownership is vested in the name of xx E. xx & xx (borrower).
xx review of the payment history shows that, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX, in the amount of $XXXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XXX,XXX.XX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX, with the interest rate of X.XXX%.

xx:xx review of comment history shows that the borrower is current with the loan.

xx property is owner occupied. xx damage or repair to the property has been found.
xx last payment was received on xx/xx/XXXX, in the amount of $XXXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XXX,XXX.XX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX, with the interest rate of X.XXX%.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 40 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: 0000000000mmmmmmmmmmmmmm   xx: 000000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx: mmmmmmmmmmmmmm0000000000 xx: 000000000000 xx: xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has a post-consummation event date which is xx/xx/2020 that occurs on the closing date as of xx/xx/2020 date of the loan."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement is missing from the loan documents."	* Appraised value is less than loan amt. (Lvl 2) "Appraisal report reflects appraised value as $xxHowever, Note document reflects loan amount as $XX."
																																																																																								* LTV / CLTV > 100% (Lvl 2) "Collateral value used for Underwriting: $XX. Amount of secondary lien(s): $0.00. Loan amount: $XX. LTV/CLTV=100.672%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34168795	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,880.98	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$924.24	2.750%	360	xx	xx	VA	Fixed	Refinance	98.006%	98.006%	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	656	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that the mortgage was originated on xx/xx/XXXX with xx (borrower) and (lender) xx, xx, in the amount of $XXX,XXX. xx subject mortgage was recorded on xx/xx/XXXX with the instrument # xx. xx annual installments of combined taxes for the year of XXXX have been paid in the amount of $XXXX.XX. xx current ownership is vested in the name of xx (borrower).	xx review of the payment history shows that, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX, in the amount of $XXXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XXX,XXX.XX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX, with the interest rate of X.XX%.

xx:xx review of comment history shows that the borrower is current with the loan. xx property is owner occupied. xx damage or repair to the property has been found. xx last payment was received on xx/xx/XXXX, in the amount of $XXXX.XX, which was applied for xx/xx/XXXX. xx UPB stated in the payment history is $XXX,XXX.XX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX, with the interest rate of X.XX%.
xx:xx:xx	xx	Hazard Insurance Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 34 (xx)   xx %:    xx: xx payment recived date is xx/xx/2021.   xx: xx:
xx: xx: 000000000000000000000000   xx: 00000000000000   xx:    xx %:    xx: xx pay history string is 000000000000000000000000.   xx: xx:
xx: xx: 000000000000000000000000 xx: 000000000000000 xx: xx %: xx: xx pay history string is 000000000000000000000000. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed Compliance Ease delivery and timing test due to Initial Closing Disclosure dated xx/xx/2020. Initial Closing Disclosure dated xx/xx/2020 and borrower receipt date is xx/xx/2020. Consummation date is xx/xx/2020."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance certificate is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11601693	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,455.92	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,285.61	3.500%	360	xx	xx	Conventional	Fixed	Refinance	80.421%	80.421%	Full Documentation	Yes	xx	xx	12.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	737	760	34.515%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx,
xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xst half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx Xnd half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comment has been found regarding reason for default.
xx borrower xx S. xx. has been working at xx of xx as xx for XX years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 31 (xx) |----| xx: xx: xx:
xx: xx: 000000000000   xx: 0000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000   xx: 00000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 34.515% xx: 34.784% xx: -0.269% xx %: -0.xx% xx: xx T&I for the debt ratio:( xx $340.60+xx insurance $72.61+flood insurance $0.00+ MI $0.00+ HOA xx $25.00) equals $1723.82. and total of other debts is $1,897.00. xx monthly income verified is $10,490.43. xx DTI per 1003 is 34.515%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test due to this loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."
* Missing Appraisal (Lvl 3)     "Appraisal report documented is more than 120 older on Note date. Updated Appraisal i.e. 1004D is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49909252	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,133.40	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,802.65	2.875%	360	xx	xx	VA	Fixed	Refinance	92.052%	92.052%	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	722	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is MERS as nominee for xx, xx xx active liens and judgments have been found.
xx is a mortgage which is recorded prior to the subject mortgage in the amount of $XXX,XXX.XX with the lender xx R xx and xx L xx.
xx annual school taxes of XXXX have been paid in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A. xx: xx: xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: 31 (xx) xx %: xx: xx: xx: xx: xx: 00000000000000 xx: 000000000000000 xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the discount fee test due to the loan has an origination fee that is greater than 1% of the principal.
Following fees were included in the test,
Loan Origination Fee paid by Borrower: $4,268.53
																																																																																							Points - Loan Discount Fee paid by Borrower: $1,755.32"			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24484266	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,070.90	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,531.31	2.750%	360	xx	xx	VA	Fixed	Refinance	103.906%	103.906%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	685	696	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/12/2021	$379,937.10	Not Applicable	2.500%	$1,501.21	07/01/2021	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx. with xx#XXXX-xx. xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx, xx. xx active judgments or liens have been found against the borrower. Xnd installments county taxes of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX	xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx per the comments dated xx/xx/XXXX, the reason for default is curtailment of income.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx as a xx from X.XX years.

xx:xx:xx	xx to the modification, the loan was modified on xx/xx/XXXX between the borrower and the lender. xx new modified principal balance as per modification is in the amount of $XX with interest rate starting at X.XXX % and the borrower promises to pay P&I in the amount of $X,XXX.XX beginning from xx/xx/XXXX. xx maturity date as per modification is xx/xx/XXXX. xx interest-bearing amount is $XXX,XXX.XX. xx are no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock Origination Appraisal	xx: xx of xx: xx/xx/2021 xx: xx/xx/2021 |---| -50 (xx) |----| xx: xx to the modification, the loan was modified on xx/xx/2021. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx per xx data, xx G/L doesn't require MI. xx, xx reflect not applicable.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 43 (xx)   xx %:    xx: xx to the payment history as of xx/xx/2021, the last payment was received on xx/xx/2021.   xx: xx:
xx: xx CLTV xx: 103.906%   xx: 103.389%   xx: 0.517%   xx %: 0.xx%   xx: xx used for xx: $361,000.00. xx: $000.00. xx: $375,099.00. LTV (CLTV) = 103.906%.   xx: xx:
xx: xx LTV (OLTV)   xx: 103.906%   xx: 103.389%   xx: 0.517%   xx %: 0.xx%   xx: xx used for xx: $361,000.00. xx: $375,099.00. LTV (CLTV) = 103.906%.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per the latest payment history, the string is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per the latest payment history, the string reversed is xx.   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 22.822%   xx:    xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx per xx data, xx of xx per xx reflect xx-xx. xx, xx is xx (VIRRRL) xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89996469	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,932.11	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$788.97	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	64.074%	64.074%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	807	801	37.177%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx. with xx#xx:XXXX.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx, xx.

xx are seven state tax liens against the borrower common name in the combined amount of $XX,XXX.XX in the favor of xx of xx and xx tax commission, which was recorded between years of XXXX to XXXX.

xx are three multiple judgments against the borrower common name in the combined amount of $XX,XXX.XX in the favor of different plaintiff and recorded on different dates between XXXX to XXXX.

xx county taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx as a xx/ xx from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: 39 (xx) xx %: xx: xx to the payment history as of xx/xx/2021, the last payment was received on xx/xx/2021. xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary (1008) is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28926305	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,052.51	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$983.48	3.874%	180	xx	xx	Conventional	Fixed	Cash Out	69.482%	69.482%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	47.668%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx,
xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx taxes for the year of XXXX were due on xx/xx/XXXX in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx per servicing comment dated xx/xx/XXXX, the borrower’s income is impacted by xx-XX. FB plan was approved which was started on xx/xx/XXXX.
xx per comment dated xx/xx/XXXX, the reason for default is curtailment of income.
xx borrower xx has been working at xx of xx as xx for X years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Hazard Insurance Missing or error on the Rate Lock Transmittal (1008)	xx: xx: xx: $1966.96 |---| |----| xx: xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx/xx/2020   xx:    xx %:    xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 46 (xx)   xx %:    xx:    xx: xx:
xx: xx: 180   xx: 176   xx: 4   xx %: 2.xx%   xx: xx per tape data, xx term of loan is 176 months. xx, note documents reflects 180 months.   xx: xx:
xx: xx: 000000000000004410   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: 0000000000000001000   xx:    xx %:    xx:    xx: xx:
xx: xx in file? xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."
* Missing proof of hazard insurance (Lvl 3)     "Hazard Insurance certificate is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary (1008) report is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.66%, the borrower income was $4,666.00 and total expenses are in the amount of $2,224.18 and the loan was underwritten by AUS/DU (7004398902_xx_Dulp_Report_771693214_3-5-2020) and its recommendation is “Approve/Eligible” with a DTI of 47.67%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34713428	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,163.60	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,304.31	3.625%	360	xx	xx	Conventional	Fixed	Refinance	56.078%	56.078%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	37.866%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx,
xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx / XXX.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xst half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx Xnd half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comments have been found regarding reason for default.
xx borrower xx M. xx has been working at xx a xx as xx for XX years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 35 (xx)   xx %:    xx:    xx: xx:
xx: xx: 0000000000000000000   xx: 00000000000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: 0000000000000000000   xx: 00000000000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 37.866%   xx: 37.998%   xx: -0.132%   xx %: -0.xx%   xx:    xx: xx:
xx: xx of xx: xx rate or term   xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2019 shows Appraisal Fee at $175.00, however Final CD dated xx/xx/2020 shows Appraisal Fee at $485.00. This is a fee increase of $310.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has failed Charges That In Total Cannot Increase More Than 10% Test.
Comparable Fee Amount is $1,150.00 and Final Fee Amount is $1,380.00, the difference is of $230.00, which is greater than 10%."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal 1008 is missing in the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the TILA PCCD coverage conflict validation test.
The loan contains multiple disclosures, including a Post Consummation Closing Disclosure, and the data required for determining TILA coverage conflicts between the PCCD and the last disclosure given at or prior to consummation.

																																																																																								This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94616804	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,403.81	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,035.24	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	78.276%	78.276%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	766	Not Applicable	47.948%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx of XXXX/XXXX are due in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Missing or error on the Rate Lock Notice of Servicing Transfer Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx applicable. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 33 (xx)   xx %:    xx: xx/xx/2021.   xx: xx:
xx: xx: 00000000000000000000   xx: 000000000000000000000   xx:    xx %:    xx: 00000000000000000000.   xx: xx:
xx: xx: 00000000000000000000   xx: 000000000000000000000   xx:    xx %:    xx: 00000000000000000000.   xx: xx:
xx: xx-xx DTI per 1003 xx: 47.948% xx: 47.946% xx: 0.002% xx %: 0.00200% xx: xx close DTI per 1003 is 63.333%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (xx/xx/2019) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2019). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $151,367.23. The disclosed finance charge of $151,317.23 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $40.35 on PCCD dated xx/xx/2019. There is a total fee increased of $40.35 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "A copy of final 1008 (Transmittal Summary) is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.95% as the Borrower’s income is $3,100.00 and total expenses are in the amount of $1,486.40 and the loan was underwritten by AUS/DU (Locator# XX) & its recommendation is “Approve/Eligible” and DTI is showing in it as 47.95%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28507906	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,724.32	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,599.55	4.999%	360	xx	xx	Conventional	Fixed	Cash Out	78.628%	78.628%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	687	691	48.962%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx is a senior mortgage in the favor of MERS as nominee for xx, a xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx of XXXX have been paid in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for default is the borrower’s income is impacted by COVID-19.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Missing or error on the Rate Lock Transmittal (1008)	xx: xx: xx: $xx |---| |----| xx: N/A xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx of xx: xx: xx/xx/2021   xx:    xx %:    xx: N/A   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N.A.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 34 (xx)   xx %:    xx:    xx: xx:
xx: xx: 360   xx: 347   xx: 13   xx %: 3.xx%   xx: xx reflects loan original maturity term months as 360.   xx: xx:
xx: xx: 00000MMMMMMMMMMMMM0   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 0MMMMMMMMMMMMM00000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 48.962% xx: 48.957% xx: 0.005% xx %: 0.00500% xx: 48.962%. xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "A copy of final 1008 (Transmittal Summary) is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE Risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.96% as the Borrower’s income is $10,158.54 and total expenses are in the amount of $4,973.82 and the loan was underwritten by AUS/DU (Locator#XX) & its recommendation is “Approve/Eligible” and DTI is showing in it as 48.96%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62068680	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,836.74	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,700.15	3.749%	180	xx	xx	Conventional	Fixed	Refinance	53.996%	53.996%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	755	Not Applicable	26.305%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of ‘‘xx” with xx# XXXX-xx.

xx chain of assignment is complete.

xx active judgments or liens found.

xx county taxes of XXXX have been paid off in the amount of $X,XXX.XX on xx/xx/XXXX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance reflected in the payment history is $XXX,XXX.XX.	xx:xx current status is performing.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance reflected in the payment history is $XXX,XXX.XX.

xx foreclosure and bankruptcy evidence has been found.

xx property is owner occupied and no damage or repairs have been found.

xx:xx:xx	xx	Appraisal (Incomplete) Hazard Insurance Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 33 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: 0000000000000000000   xx: 00000000000000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx: 0000000000000000000   xx: 00000000000000000000   xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx (GSE definition)   xx: xx - xx:    xx %:    xx: xx 1003 application reflects purpose of refinance as limited xx.   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx 1003 application reflects purpose of refinance as limited xx. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "This loan is eligible for an appraisal wavier. However, PIW is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Valid Hazard Insurance Policy is missing. Loan funded on xx/xx/2020. Hazard Policy in file reflects an effective date of xx/xx/2020 and an expiration date of xx/xx/2021."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary (1008) is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71846344	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,390.91	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,349.94	3.490%	360	xx	xx	Conventional	Fixed	Refinance	89.318%	89.318%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	41.877%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments have been found.
xx of XXXX have been paid in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 31 (xx) |----| xx: xx: xx:
xx: xx of xx: xx-xx: xx - xx:    xx %:    xx: xx per xx data, xx of xx per xx reflect xx - xx. xx, xx CD reflect xx-out.   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx per xx data, xx of xx per HUD-1 reflect xx out. xx, xx CD reflect xx. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to fees charged $10,828.00 fees threshold is $8,688.29 over By +$2,139.71.
The following fees were included in the test,
Points - Loan Discount Fee paid by Borrower: $9,728.00.
Underwriting Fee paid by Borrower: $1,100.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to fees charged $10,828.00 fees threshold is $8,688.29 over By +$2,139.71.
The following fees were included in the test,
Points - Loan Discount Fee paid by Borrower: $9,728.00.
Underwriting Fee paid by Borrower: $1,100.00."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12015330	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,583.61	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,583.14	4.624%	360	xx	xx	Conventional	Fixed	Cash Out	57.131%	57.131%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	691	Not Applicable	49.953%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx. with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx, xx.

xx active judgments or liens have been found against the borrower.
Xst and Xnd installments county taxes of XXXX-XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx as a xx from XX.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx: xx |---| |----| xx: xx per the comment history, the borrower is performing with the loan. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 71 (xx)   xx %:    xx: xx to the payment history as of xx/xx/2021, the last payment was received on xx/xx/2021.   xx: xx:
xx: xx: xx: 0000000000000000001001   xx:    xx %:    xx: xx per the latest payment history, the string is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per the latest payment history, the string reversed is xx.   xx: xx:
xx: xx-xx DTI per 1003 xx: 38.007% xx: 49.382% xx: -11.375% xx %: -11.xx% xx: xx application reflects borrowers monthly income at $15,997.67. total monthly expenses at $7,991.36. xx, calculated DTI is 49.953%. xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock document is missing from the loan documents."
																																																																																							* The final 1008 is missing (Lvl 3) "The final (1008) transmittal summary is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77839823	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$816.16	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$760.03	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	66.667%	66.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	35.447%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx taxes for the year XXXX have been paid in the amount of $XXX.XX. xx prior tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A. xx: xx: xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: 37 (xx) xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated xx/xx/2019. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2019 which is after the Consummation date xx/xx/2019."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75322098	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,530.06	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$954.83	4.000%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	No	Yes	753	Not Applicable	45.409%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of ‘‘xx” with xx#xx-XXXXXXX.

xx chain of assignment is complete.

xx active judgments or liens have been found.

Xst half county taxes of XXXX/XXXX have been paid off in the amount of $XXX.XX on xx/xx/XXXX.

Xnd to Xth half county taxes of XXXX/XXXX are due in the total amount of $X,XXX.XX.

xx delinquent taxes have been found for the prior year.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance reflected in the payment history is $XXX,XXX.XX.	xx:xx current status is performing.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance reflected in the payment history is $XXX,XXX.XX.

xx foreclosure and bankruptcy evidence has been found.

xx property is owner occupied and no damage or repairs have been found.

xx:xx:xx	xx	Missing or error on the Rate Lock Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 46 (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 45.409% xx: 60.434% xx: -15.025% xx %: -15.02500% xx: xx T&I for xx: (xx $156,76 + xx $43.92 + xx $00 + MI $00 + HOA xx $00 ) equals $1,200.51 and xx payments are $1,225.51. xx income xx as $2,698.80. xx, xx-xx DTI per 1003 is 45.409%. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents." * Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.409%, the Borrower income was $2,698.80 and total expenses are in the amount of $1,225.51 and the loan was underwritten by AUS (Locator#XX and its recommendation is “Approve/Eligible” with a DTI of 45.41%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54459864	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,865.24	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$931.21	3.750%	180	xx	xx	Conventional	Fixed	Cash Out	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	39.595%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx chain of the assignment is complete.
xx is a prior mortgage in the favor of xx and xx of xx in the amount of $XX,XXX.XX which was recoded on xx/xx/XXXX.
xx is a UCC lien in the favor of xx which was recorded on xx/xx/XXXX. xx, the amount is $X.XX.
xx of XXXX have been paid in the amount of $X,XXX.XX.
xx of XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Missing or error on the Rate Lock Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx per xx data, xx G/L doesn't require MI. xx, xx reflect not applicable. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 40 (xx)   xx %:    xx: xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003 xx: 39.595% xx: 39.597% xx: -0.002% xx %: -0.00200% xx: 39.595%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $4,486.00. Fees threshold $3,692.89. Over By +$793.11.

The below fees were included in the test:

Application Fee paid by Borrower: $1,100.00.
Points - Loan Discount Fee paid by Borrower: $3,386.00."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $4,486.00. Fees threshold $3,692.89. Over By +$793.11.

The below fees were included in the test:

Application Fee paid by Borrower: $1,100.00.
Points - Loan Discount Fee paid by Borrower: $3,386.00."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock agreement is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal (1008) is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home has been affixed. Final Appraisal Report and Updated Title Report shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is available located at xx shows the subject property has been permanently affixed to a foundation. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39579671	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,897.07	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,739.64	2.875%	360	xx	xx	Conventional	Fixed	Refinance	79.867%	79.867%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	789	Not Applicable	48.864%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx of XXXX have been paid in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Origination Appraisal Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 32 (xx)   xx %:    xx: xx/xx/2021.   xx: xx:
xx: xx: 000000000   xx: 0000000000   xx:    xx %:    xx: 000000000.   xx: xx:
xx: xx: 000000000   xx: 0000000000   xx:    xx %:    xx: 000000000.   xx: xx:
xx: xx-xx DTI per 1003   xx: 49.095%   xx: 49.307%   xx: -0.212%   xx %: -0.xx%   xx: 49.095%.   xx: xx:
xx: xx of xx: xx - xx: xx-xx: xx %: xx: xx - xx. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Purpose of refinance is "No Cash-Out" and LP recommendation is "Accept" however Final CD reflects cash to borrower as $4,193.00."
* Missing Appraisal (Lvl 3)     "AUS/LP reflects 1004 URAR is required and Appraised value as $xx however appraisal report available in the loan file dated xx/xx/2020 is completed on form 2055 which reflects Appraised value as $4xx and Initial Loan Application is dated xx/xx/2020."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal (1008) is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.864% as the Borrower income was $14,244.57 and total expenses are in the amount of $6,960.53 per AUS/LP (Locator#XX and its recommendation is “Accept with 49%.”."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50879537	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,244.24	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,676.00	2.250%	360	xx	xx	VA	Fixed	Refinance	88.471%	88.471%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	797	758	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx. with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx, xx.

xx active judgments or liens have been found against the borrower.
Xst and Xnd installments county taxes of XXXX have been paid on xx/xx/XXXX and xx/xx/XXXX in the amount of $XX,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx as xx from X.X years.

xx:xx:xx	xx	Origination Appraisal	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 19 (xx)   xx %:    xx: xx to the payment history as of xx/xx/2021, the last payment was received on xx/xx/2021.   xx: xx:
xx: xx CLTV xx: 88.471%   xx: 88.326%   xx: 0.145%   xx %: 0.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 88.471%   xx: 88.326%   xx: 0.145%   xx %: 0.xx%   xx:    xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing COC for Lender Credits Decrease on CD dated xx/xx/2020. LE dated xx/xx/2020 reflects a Lender Credits of $7,024.00, however, CD dated xx/xx/2020 reflects a Lender Credits as $7,001.06."
																																																																																							* VA Disclosures (Lvl 3) "VA Loan Analysis is missing in the loan file."	* Missing Appraisal (Lvl 2) "Appraisal Report is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3553586	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,770.16	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,055.28	2.250%	360	xx	xx	VA	Fixed	Refinance	80.021%	80.021%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	806	813	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX in the favor of “MERS as nominee for xx, xx” and this was recorded on xx/xx/XXXX.
xx assignment has been found.
xx subject mortgage is at first lien position.
xx active judgments or liens have been found.
xx county first and second installment taxes for the year XXXX are due in the total amount of $XXXX.XX till xx/xx/XXXX.
xx prior year’s delinquent taxes have been found.
xx to updated payment history as of xx/xx/XXXX the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied to the due date of xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX till the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX, PITI is $X,XXX.XX and interest rate is X.XXX%.	xx:xx current status of the loan is performing and the next due date for the payment is xx/xx/XXXX. xx last payment was received in the amount of $X,XXX.XX on xx/xx/XXXX which was applied to the due date of xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX till the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX, PITI is $X,XXX.XX and interest rate is X.XXX%.
xx loan has not been modified since origination.
xx reason for default is unable to be determined from the available servicing comments.
xx is no post-origination bankruptcy record. xx evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments. xx to BPO report located at “xx” dated xx/xx/XXXX the subject property is in average condition and no repairs needed.
xx comments have been found stating that the borrower’s income has been affected by COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 31 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 80.021%   xx: 80.850%   xx: -0.829%   xx %: -0.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 80.021%   xx: 80.850%   xx: -0.829%   xx %: -0.xx%   xx:    xx: xx:
xx: xx: 000000000000   xx: 0000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000   xx: 00000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Closing Disclosure dated xx/xx/2020 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
																																																																																							* VA Disclosures (Lvl 3) "VA Loan Analysis and VA Loan Guaranty Certificate is missing in the loan file."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84776854	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$817.00	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,238.47	4.250%	240	xx	xx	Conventional	Fixed	Cash Out	58.824%	58.824%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	732	Not Applicable	46.885%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx. with xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx, xx.

xx active judgments or liens have been found against the borrower.
xx combined taxes of XXXX have been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the borrower is performing with the loan.
xx to the payment history as of xx/xx/XXXX, the borrower is performing with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx per the comments dated xx/xx/XXXX, the reason for default is curtailment of income.
xx evidence has been found regarding damage or repairs in the latest servicing comments.

xx:xx:xx	xx	Appraisal (Incomplete) Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -2 (xx)   xx %:    xx: xx to the payment history as of xx/xx/2021, the last payment was received on 8/30/202.   xx: xx:
xx: xx: 00000000000000000   xx: 000000000000000000   xx:    xx %:    xx: xx per the latest payment history, the string is 00000000000000000.   xx: xx:
xx: xx: 00000000000000000 xx: 000000000000000000 xx: xx %: xx: xx per the latest payment history, the string reversed is 00000000000000000. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Operative Income Statement is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary (1008) document is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70395644	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,630.41	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,194.69	3.749%	360	xx	xx	Conventional	Fixed	Cash Out	35.833%	35.833%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	813	49.965%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx active judgments or liens found.
xx prior years of taxes have been paid.

xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx loan is currently performing. xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX. xx UPB is $XXX,XXX.XX.
xx, the borrower is working at xx as a xx from Xyears.
xx post-closing details regarding the foreclosure and bankruptcy have not been found.
xx damages were reported.

xx:xx:xx	xx	Missing or error on the Rate Lock Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx lender does not require MI. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1233 (xx)   xx %:    xx: xx payment was received on xx/xx/2021.   xx: xx:
xx: xx: 000000000000000000   xx: 0000000000000000000   xx:    xx %:    xx: xx history string is 0000000000000000.   xx: xx:
xx: xx: 000000000000000000 xx: 0000000000000000000 xx: xx %: xx: xx history reversed string is 0000000000000000. xx: xx:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to Proceed disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal summary is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.965% as the borrower's income is $5,010.58 and total expenses are in the amount of $2,503.54 and the loan was underwritten by AUS/DU (Locator#XX and its recommendation is "Approve/Eligible with 49.97%.""
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.965% as the borrower’s income is $5,010.58 and total expenses are in the amount of $2,503.54 and the loan was underwritten by AUS/DU (Locator#6000267991_xx_Dulp_Report_766493243_2-20-2020) and its recommendation is "Approve/Eligible with 49.97%.""		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24223343	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,761.31	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,559.70	3.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	804	Not Applicable	44.132%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.

xx chain of assignment has been found.

xx active liens and judgment have been found.
xx annual taxes of XXXX have been paid in the amount of $XXXX.XX on xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined. xx subject property is occupied by the owner. xx comments have been found for damage or repairs.
xx:xx:xx	xx	Transmittal (1008)	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 40 (xx) |----| xx: xx: xx:
xx: xx: 000000000000000000000000   xx: 0000000000000000000000   xx:    xx %:    xx:    xx: xx:
xx: xx: 000000000000000000000000 xx: 0000000000000000000000 xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2019 Initial LE dated xx/xx/2019 reflects Lender Credit at $5.496.00. However, Revised CD dated reflects Lender Credit at $5,420.70 This is decrease of $75.30 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2019 Initial LE dated xx/xx/2019 reflects Lender Credit at $5.496.00. However, Revised CD dated reflects Lender Credit at $5,420.70 This is decrease of $75.30 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.132%, the Borrower income was $7,084.00 and total expenses are in the amount of $3,126.30 and the loan was underwritten by AUS/DU (Locator# XX) and its recommendation is “Approve/Eligible” with a DTI of 44.13%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30525896	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,400.17	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$906.19	4.124%	360	xx	xx	Conventional	Fixed	Refinance	79.237%	79.237%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	727	Not Applicable	46.948%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx active judgments or liens found.
xx prior years taxes have been paid.
xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx loan is currently performing. xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXXX.XX. xx UPB is $XXX,XXX.XX.
xx, the borrower is working at xx, LLC as a xx from Xyears.
xx post-closing details regarding the foreclosure and bankruptcy have not been found.
xx damages were reported.

xx:xx:xx	xx	Missing or error on the Rate Lock Origination Appraisal	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx does not require MI. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 14 (xx)   xx %:    xx: xx payment was received on xx/xx/2021.   xx: xx:
xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx 1003 application reflects purpose of refinance as xx-out. xx: xx:	3: Curable	* Missing Appraisal (Lvl 3) "A copy of Appraisal Report at origination is missing from loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE Risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.92% as the Borrower’s income is $5,371.61 and total expenses are in the amount of $2,521.84 and the loan was underwritten by AUS/DU (Locator#XX) & its recommendation is “Approve/Eligible” and DTI is showing in it as 46.95%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39498715	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,282.24	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,869.42	4.500%	360	xx	xx	Conventional	Fixed	Purchase	94.000%	94.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	49.463%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to xx title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx active judgments or liens found.
xx installment town taxes of the year XXXX are due.
xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX. xx UPB is $XXX,XXX.XX.	xx:xx loan is currently performing. xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX. xx UPB is $XXX,XXX.XX.
xx, the borrower is working at xx as a xx from X.Xyears.
xx post-closing details regarding the foreclosure and bankruptcy have not been found.
xx damages were reported.

xx:xx:xx	xx	Initial 1003_Application Missing or error on the Rate Lock Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx per xx data, xx G/L does require MI. xx, xx & xx CD reflect no MI. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -1 (xx)   xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000% xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: $14,431.38. Fees Threshold: $10,842.77. Over by +$3,588.61. The following fees were included in the test:
Administration Fee paid by Borrower: $895.00
Mortgage Broker Fee (Indirect): $8,301.38
Points - Loan Discount Fee paid by Borrower: $5,235.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Initial Closing Disclosure Delivery Date Loan Fails CompalianceEase Delivery and timing test for Initial closing disclosure dated xx/xx/2019. Document tracker is missing and 3 business days we added to get receipt date xx/xx/2019 which is less than 3 business days from the consummation date xx/xx/2019.

Loan failed charges that cannot increase 0% Tolerance test. Initial LE datedxx/xx/2019 reflects Points - Loan Discount Fee at $104.00. However, Revised CD dated xx/xx/2019 reflects Points - Loan Discount Fee at $5,235.00.This is an increase of $5,131.00. Valid COC is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $14,431.38. Fees threshold $10,842.77. Over By +$3,588.61.
Points and Fees Test Inclusion
Administration Fee paid by Borrower: $895.00
Mortgage Broker Fee (Indirect) $8,301.38
Points - Loan Discount Fee paid by Borrower: $5,235.00"
* Missing Initial 1003_Application (Lvl 3)     "Missing Initial Application dated xx/xx/2019 signed by the Loan Originator."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.463%, the borrower’s income is $7.243.17 and total expenses are in the amount of $3,582.66 and the loan was underwritten by AUS/DU (6000159253_xx_Dulp_Report_657635756_8-6-2019) and its recommendation is “Approve/Eligible” with a DTI of 49.46%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60184280	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$33,228.19	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$8,763.68	4.750%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	796	734	56.857%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $X,XXX,XXX.XX in favor of ‘‘xx, N.A.” with xx#xx.

xx chain of assignment is complete.

xx active judgments or liens have been found.

xx combined taxes of XXXX have been paid off in the total amount of $XX,XXX.XX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance reflected in the payment history is $X,XXX,XXX.XX.

xx:xx current status is performing.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance reflected in the payment history is $X,XXX,XXX.XX.

xx bankruptcy evidence has been found. xx FC activity has been found.

xx per comment dated xx/xx/XXXX, the borrower’s RFD is curtailment of income.

xx damage or repairs have been found in the latest servicing comments.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A. xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1248 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: $xx: $xx: $xx %: 4.xx%   xx: xx per xx document xx value is 2,200,000.   xx: xx:
xx: xx: 000112311011200010MMMMMM   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: MMMMMM010002110113211000   xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx of xx: xx: xx-xx:    xx %:    xx: xx shows that it is xx.   xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: ****xx****   xx: xx:
																																																																																				xx: xx: xx: xx: xx %: xx: xx shows that propose of the loan is xx. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 62.809%, the Borrower income was $36,080.83 and total expenses are in the amount of $22,661.87 and the loan was underwritten by AUS/DU (Locator#XX3-16-2020) and its recommendation is “Approve/Ineligible” with a DTI of 62.81%."				Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67557098	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,245.76	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,183.13	2.625%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	Not Applicable	43.111%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the MERS as nominee for xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xst half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx Xnd half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.

xx loan was originated on xx/xx/XXXX & xx pay date is xx/xx/XXXX. xx to a review of the payment history as of xx/xx/XXXX, the next due date for the regular payment is xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx loan was originated on xx/xx/XXXX. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comments have been found regarding reason for default.
xx has been working at xx as xx for X years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx damage pertaining to the subject property has been found.

xx:xx:xx	xx	Mortgage Insurance	xx: xx CLTV xx: 98.189% xx: 96.500% |---| 1.689% |----| 1.xx% xx: xx used for xx: $300,000.00. xx: $294,566.00. CLTV = 98.189%. xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: xx used for xx: $300,000.00. xx: $294,566.00. LTV = 98.189%.   xx: xx:
xx: xx: 243 xx: 243 xx: xx %: xx: xx document reflects xx address 243 xx. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows FHA purchase of primary residence; loan closed without a clear CAIVRS; borrower has approximately $27,000K in defaulted student loans with Dept of Education. Loan is not insured and will not be insured."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "This is FHA loan. However, MI certificate is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.11%, the Borrower income was $5,868.05 and total expenses are in the amount of $2,529.76 and the loan was underwritten by AUS/DU (Locator#XX) and its recommendation is “Approve/Eligible” with a DTI of 43.11%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8440778	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,918.00	12/19/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,415.58	2.875%	180	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	796	788	28.668%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is U.S xx.
xx active liens and judgments have been found.
xx annual county taxes of XXXX have been paid in the amount of $XX,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx the time of origination, the borrower was working as xx in xx. from last X.XX years.
xx occupancy of the subject property is unable to be determined.
xx comment dated xx/xx/XXXX shows that the subject property had damage due to hail. xx roof was damaged. xx, the date of loss and the estimated repair amount has not been found. xx comment dated xx/xx/XXXX shows that the insurance company has sent check for repairs in the amount of $XX,XXX.XX. xx, no further details found regarding the repairs have been completed or not.
xx:xx:xx	xx	Initial 1003_Application Missing or error on the Rate Lock	xx: xx: xx: $0.00 |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 2 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 75.000%   xx: 41.295%   xx: 33.705%   xx %: 33.xx%   xx: xx used for xx: $860,000.00. xx of xx(s): $0,00. xx: $645,000.00. CLTV = 75.00%.   xx: xx:
xx: xx LTV (OLTV)   xx: 75.000%   xx: 41.295%   xx: 33.705%   xx %: 33.xx%   xx: xx used for xx: $860,000.00. xx of xx(s): $0,00. xx: $645,000.00. LTV = 75.00%.   xx: xx:
xx: xx: xx. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the initial closing disclosure delivery date test for Closing Disclosure dated xx/xx/2016. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2016 which is less than three business days before the Consummation date xx/xx/2016."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the lender credits that cannot decrease test. Initial CD dated xx/xx/2016 reflects Title Endorsement Fee (CR) and Recording Fee (CR) at $820.00 and $274.50 respectively. However, Final CD dated xx/xx/2016 reflects Title Endorsement Fee (CR) and Recording Fee (CR) at $355.00 and $164.50. This is decrease of $375.00 for charges that cannot decrease."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan was approved at DTI of 28.66%. Tape shows Violation of TRID, ATR failure. Further details not provided."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2438369	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$18,395.69	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,027.43	3.000%	180	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.209%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is with U.S. xx.
xx are no active liens and judgments found against the borrower.
xx for the year XXXX have been paid in the amount of $XX,XXX.XX. xx prior year tax delinquency has been found.
xx to the seller's tape data as of xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount $XXXX.XX with an interest rate of X.XX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount $XXXX.XX with an interest rate of X.XX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the borrower's income impacted due to COVID-19.

xx:xx:xx	xx	HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock	xx: xx: xx: $0.00 |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 46 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: 70.000%   xx: 63.623%   xx: 6.377%   xx %: 6.xx%   xx: xx used for xx: $1,040,000.00. xx of xx(s): $0.00. xx: $728,000.00. CLTV = 70.00%.   xx: xx:
xx: xx LTV (OLTV)   xx: 70.000%   xx: 63.623%   xx: 6.377%   xx %: 6.xx%   xx: xx used for xx: $1,040,000.00. xx of xx(s): $0.00. xx: $728,000.00. LTV = 70.00%.   xx: xx:
xx: xx: xx: xx xx: xx %: xx: xx document reflect property address as xx. xx: xx:	3: Curable	* Final Application Incomplete (Lvl 3) "Final Application's page #3 is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to Proceed document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 41.208%. Tape shows ATR failure. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96152740	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,897.45	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$306.60	15.875%	180	xx	xx	Conventional	Fixed	Cash Out	20.000%	20.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/25/2016	$21,661.31	Not Applicable	6.000%	$240.49	06/01/2016	Financial Hardship	xx title report dated xx/xx/XXXX shows that the subject mortgage was recorded on xx/xx/XXXX with MERS as nominee for xx, xx.
xx chain of assignment has been completed as currently the assignment is with xx A xx of xx. on xx/xx/XXXX.
xx active judgments or liens have been found pending.
xx;
X) xx combined taxes for XXXX are due on X.XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found pending.	xx of payment history as of dated xx/xx/XXXX shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.	xx:xx collection comments and payment history shows that the borrower is making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX xx current interest rate is X.XXX% with P&I in the amount of $XXX.XX.
xx modification agreement was made between borrower xx and the lender xx on the effective date of xx/xx/XXXX.
xx borrower promises to pay the new unpaid principal balance of $XX,XXX.XX starting from the first payment date of xx/xx/XXXX till the maturity date of xx/xx/XXXX with the interest rate of X.XXX% with P&I of $XXXX.XX.
xx was not initiated in the loan.
xx has not filed bankruptcy yet.
xx comment dated xx/xx/XXXX shows the reason for borrower's default as impacted due to COVID-19.
xx:xx:xx	xx modification agreement was made between borrower xx and the lender xx on the effective date of xx/xx/XXXX.
xx borrower promises to pay the new unpaid principal balance of $XX,XXX.XX starting from the first payment date of xx/xx/XXXX till the maturity date of xx/xx/XXXX with the interest rate of X.XXX% with P&I of $XXX.XX.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx: xx: xx: $0.00 |---| |----| xx: xx: xx:
xx: xx of xx: xx/xx/2016   xx: xx/xx/2016   xx: -7 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 43 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1271 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 20.000%   xx: 7.130%   xx: 12.870%   xx %: 12.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 20.000%   xx: 7.130%   xx: 12.870%   xx %: 12.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD is missing from the loan file. Estimated HUD-1 or itemization of points and fees are also not available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following State Disclosures are missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37414409	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$19,967.19	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,239.89	5.375%	359	xx	xx	Conventional	Fixed	Refinance	64.516%	64.516%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2021	$579,152.43	Not Applicable	3.250%	$2,520.51	06/01/2021	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows the subject mortgage was originated on xx/xx/XXXX which was recorded on xx/xx/XXXX with MERS as nominee for xx, A xx.
xx chain of assignment is complete.
xx judgments and liens found pending are as follows:
xx are five junior state tax liens against the borrower which are in the amount of $XX,XXX.XX and filed by NYS xx. of tax and xx.
xx are three junior IRS liens against the borrower which are in the amount of $XX,XXX.XX and filed by xx of xx- xx.
xx county taxes for the year of XXXX have been paid in the amount of $XX,XXX.XX.
xx delinquent taxes have been found for the prior years.
xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the loan is performing. xx last payment was received on X/X/XXXXin the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.	xx:xx of the payment history available from xx/xx/XXXX to xx/xx/XXXX states that the loan is performing. xx last payment was received on X/X/XXXXin the amount of $X,XXX.XX which was applied to due date of xx/xx/XXXX and the next due date is xx/xx/XXXX. xx UPB reflects in the provided payment history in the amount of $XXX,XXX.XX.
xx:xx:xx	xx modification agreement was made on xx/xx/XXXX in between borrower xx and xx D/B/A xx (lender). xx new modified rate is X.XX% and borrower promises to pay P&I in the amount of $X,XXX.XX beginning xx/xx/XXXX. xx new principal balance is $XX the maturity date is xx/xx/XXXX.	Affiliated Business Disclosure Good Faith Estimate Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx: xx: xx: $0.00 |---| |----| xx: xx: xx:
xx: xx of xx: xx/xx/2021   xx: xx/xx/2021   xx: -27 (xx)   xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1247 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 64.516%   xx: 79.026%   xx: -14.510%   xx %: -14.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 64.516%   xx: 76.776%   xx: -12.260%   xx %: -12.xx%   xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx:    xx:    xx %:    xx:    xx: xx:
xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "NY Subprime Home Loan Initial GFE Disclosure Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to the TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and Initial TIL Disclosure Date Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data $409,860.48 Comparison Data $410,091.80 Variance -$231.32

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $409,860.48 Comparison Data $410,091.80 Variance -$231.32"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial good faith estimate is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40309	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,566.90	01/29/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,487.64	5.930%	360	xx	xx	Conventional	Fixed	Cash Out	69.444%	69.444%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/09/2021	$288,602.74	Not Applicable	3.400%	$1,100.78	05/01/2021	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of xx.
xx chain of assignment is completed as the subject mortgage is still with the lender, U.S. xx, not individually but solely as trustee for blue water investment trust XXXX-X.

xx junior or senior judgments/liens/mortgages:

X. xx is an active junior xx available in the updated title report in the amount of $XX,XXX.XX in favor of xx.
xx it was recorded on xx/xx/XXXX.

xx Xst, Xnd and Xrd town taxes for XXXX are due in the total amount of $X,XXX.XX between xx/xx/XXXX to xx/xx/XXXX.
xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.	xx:xx per the review of the servicing comments the loan is performing and the borrower is delinquent with the loan for +X months. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is the amount of $X,XXX.XX and PITI is in the amount of $XXx UPB reflected as per the updated payment history is in the amount of $XX.
xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $X,XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.
xx per the comment the subject property has been occupied by the owner. xx per collection comment dated xx/xx/XXXX shows that the reason for default is reduction in income.
xx latest BPO is not available .xx servicing comments do not reflect any damage.

xx:xx foreclosure proceedings were initiated on the loan by referring it to attorney on xx/xx/XXXX and the complaint has been filed on xx/xx/XXXX. xx to comment dated xx/xx/XXXX judgment was entered on xx/xx/XXXX and the collection comment dated xx/xx/XXXX shows that the foreclosure is on hold due to loss mitigation. xx more evidences are available in the latest XX months servicing comments regarding further foreclosure proceedings.
xx:xx	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $X,XXX.XX with the new fixed interest rate of X.XXX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	Initial Escrow Acct Disclosure Missing Required State Disclosures	xx: xx in xx? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx of xx: xx/xx/2021   xx: xx/xx/2021   xx: -20 (xx)   xx %:    xx: xx to xx loan was modified on xx/xx/2021.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1277 (xx)   xx %:    xx: xx per the payment history last payment was received on xx/xx/2021.   xx: xx:
xx: xx CLTV xx: 69.444%   xx: 66.852%   xx: 2.592%   xx %: 2.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 69.444%   xx: 66.852%   xx: 2.592%   xx %: 2.xx%   xx:    xx: xx:
xx: xx P&I   xx: $1487.64   xx: $1940.62   xx: $-452.98   xx %: -23.xx%   xx: xx per the note P&I is $1487.64.   xx: xx:
xx: xx: 000000MMMMMMMMMMMMMMMMMM   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: MMMMMMMMMMMMMMMMMM000000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx (HUD-1 xx 101) xx: xx: $xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following State Disclosures are missing from the loan file.
1.Notice to Cosigner
2.Title Attorney Disclosure
3.Choice of Insurance Notice
																																																																																								4.Withholding Tax Disclosure"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5192449	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,345.32	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,348.57	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	65.268%	65.268%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	627	Not Applicable	39.979%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of ‘‘xx” with xx#xx. xx chain of assignment is complete. xx active judgments or liens have been found. xx county taxes of XXXX/XXXX are due in the total amount of $X,XXX.XX. xx delinquent taxes have been found for the prior year.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status. xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX. xx foreclosure was not accelerated yet. xx bankruptcy has been filed. xx to the collection comments, no damage or repairs have been found.
xx:xx:xx	xx	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Compliance Ease delivery and timing test Revised Loan Estimate dated xx/xx/2021. Document tracker proving the delivery of Initial Loan Estimate within 3 business days is missing from the loan documents. Loan failed Compliance Ease delivery and timing test for Initial Closing Disclosure dated xx/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021 which is less than three business days from the Consummation date xx/xx/2019."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2021 does not reflect Points - Loan Discount Fee. Post CD dated xx/xx/2021 reflects the addition of Points - Loan Discount Fee at $1,178.74. This is an increase of $1,178.74 for charges that cannot increase 0% test.  Loan failed charges that cannot decrease test. Initial LE dated xx/xx/2021 reflects Non-specific lender credit at $770.00. However, Post CD dated 0xx/xx/2021 reflects Non-specific lender credit at $770.00. This is decrease of $770.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows AUS is ineligible, due to the loan amount is increased by $98,250.00 after the final approval of underwriter and the loan was sent back again to underwriter. Hence, unable to find the new DTI and new LTV after the addition of new loan amount."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU with the loan amount $548,250.00 is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary with the loan amount $548,250.00 is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88032375	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$708.26	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,624.24	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	65.381%	65.381%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	47.743%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated tittle report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignments have been found.
xx is one senior mortgage against the subject property in the favor of MERS as nominee for xx, xx. for the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx is one prior civil judgment against the borrower in the favor of xx (USA), N.A. for the amount of $xx which was recorded on xx/xx/XXXX.
xx and second county installment taxes for the year of XXXX are due in the amount of $XXX.XX & $XXX.XX which was due on xx/xx/XXXX & xx/xx/XXXX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $X,XXX.XX. xx P&I is $XXXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.	xx:xx loan present status is performing.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx payment was received on xx/xx/XXXX in the amount of $X,XXX.XX. xx P&I is $XXXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.
xx borrower's income source is social security and retirement.
xx loan was not modified since origination.
xx foreclosure activity has been found.
xx bankruptcy details have been found.
xx property occupancy is unable to be determined. xx damage and repairs have been found.

xx:xx:xx	xx	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	xx: xx-xx DTI per 1003 xx: 47.743% xx: 73.622% |---| -25.879% |----| -25.xx% xx: xx T&I for xx: (xx $572.33 + xx $86.42 + xx $00 + MI $00 + HOA xx $00) equals $2,282.99 and xx payments are $875.00. xx income xx as $4,781.87 xx, xx-xx DTI per 1003 is 66.041%. xx: xx:
xx: xx-xx per 1003   xx: 47.743%   xx: 73.622%   xx: -25.879%   xx %: -25.xx%   xx: xx T&I for xx: (xx $572.33 + xx $86.42 + xx $00 + MI $00 + HOA xx $00) equals $2,282.99. xx income xx as $4,781.87 xx, xx-xx per 1003 is 47.743%.   xx: xx:
xx: xx: xx: xx: xx %: xx: xx document dated xx/xx/2021 reflects property city as xx. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.743%, the Borrower income was $4,781.87.00 and total expenses are in the amount of $2,282.99 and the AUS/DU report is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Initial Closing Disclosure dated xx/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021 which is less than three business days from the Consummation date xx/xx/2021."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 47.743%. Tape shows income not supported and income miscalculation may push DTI over 73%. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47009586	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$4,867.48	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,160.18	3.000%	180	xx	xx	Conventional	Fixed	Refinance	71.795%	71.795%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	780	31.938%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.com xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx current assignment is with the lender MERS as nominee for xx.com xx.
xx are five prior real estate tax liens open against the subject property filed by the xx for the total amount of $XXX.XX which were recorded on different dates.
xx is a sewer lien open against the subject property filed by the xx of xx for the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx first installment combined taxes of XXXX have been paid on xx/xx/XXXX and the second installment taxes are due on xx/xx/XXXX each in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final application, the borrower is working at xx as a xx for XXX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx-xx DTI per 1003 xx: 31.938% xx: 31.899% |---| 0.039% |----| 0.03900% xx: xx T&I for the debt ratio:( xx $405..62+xx insurance $140.42+flood insurance $0.00+ MI $0.00+ HOA xx $0.00) equals $1,706.22. and total of other debts is $1,297.00. xx monthly income verified is $9,403.25. xx DTI per 1003 is 31.938%. xx: xx:
xx: xx of xx: xx-xx: xx in xx/xx: xx %: xx: xx and xx CD reflects xx-xx. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller defect show full appraisal is not available in the loan file only exterior appraisal is available. However, this is not eligible to deliver loan without appraisal dated after Note date as a PIW was never offered on this loan. Also, loan locked / closed as HomeOne and does not qualify - also HomeOne not identified on final LP."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83180583	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,505.22	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$928.40	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	49.412%	49.412%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	36.608%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of ‘‘xx” with xx# XXXX-xx.

xx chain of assignment is complete.

xx is one prior (judgment) child support lien active against “xx C xx” in the amount of $X.X recorded on xx/xx/XXXX held by “xx of xx”. xx, the name of defendant is xxonsistent with the borrower’s name. xx, the judgment is not considered.

xx are two prior IRS liens held by same plaintiff “xx of the xx - xx” in the total amount of $XXX,XXX.XX recorded on respective dates of xx/xx/XXXX & xx/xx/XXXX. xx, the SSN# provided on the supportive doc is xxonsistent with the borrower’s SSN#. xx, both IRS liens are not considered.

xx county taxes of XXXX are due in the total amount of $X,XXX.XX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.

xx foreclosure was not accelerated yet. xx bankruptcy has been filed.

xx to the collection comments, no damage or repairs have been found.

xx:xx:xx	xx	xx: xx-xx DTI per 1003 xx: 36.969% xx: 36.878% |---| 0.091% |----| 0.xx% xx: xx's income is $7,755.23 after subject loan the proposed amount $1,900.00 hence, the calculated xx debt DTI ratio is 24.500%. xx: xx:
																																																																																				xx: xx-xx per 1003 xx: 24.500% xx: 24.440% xx: 0.060% xx %: 0.06000% xx: xx's income is $7,755.23 after subject loan the proposed amount $1,900.00 housing payments is $2,867.00 hence, the calculated DTI ratio is 36.969%. xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as NOO. Per tape, BWR1 and BWR2 are not employed and do not own another primary residence. Elevating for client review as subject may be OO with unemployed BWRs that would not have qualified for ATR."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83658339	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,211.26	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$983.24	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	756	750	33.694%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $xx.
xx chain of assignment has been completed. xx, the assignment is with MERS as nominee for xx.xx, xx which is recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx taxes of XXXX have been paid in the amount of $XXXX.XX.
xx taxes of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX	xx:xx present status of the loan is in performing and the next payment is due xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx RFD is unable to be determined.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx. xx borrower xx A. xx has been working at xx as a xx for XX years X months.

xx:xx:xx	xx	Missing or error on the Rate Lock	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Post CD dated xx/xx/2021 Initial LE dated xx/xx/2021 reflects Non-Specific Lender Credit at +$547.00. However, Revised CD reflects Non-Specific Lender Credit at +$502.00 this is decrease of $45.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue, Subject loan closed with incorrect Appraisal with lender name reflecting as XX. However, the loan closed as Conventional TX 50 A6 loan.  TX A6 is not eligible for loan delivery w/ appraisal dated after Note date. And TX FMV disclosure is available in the loan document at “XX”."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38693979	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$630.74	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$549.73	2.875%	360	xx	xx	Conventional	Fixed	Refinance	91.379%	91.379%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	49.664%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of ‘‘xx” with xx# xx.

xx chain of assignment is complete.

xx active judgments or liens have been found.

Xnd half county taxes of XXXX are due in the amount of $XXX.XX on xx/xx/XXXX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.

xx foreclosure was not accelerated yet. xx bankruptcy has been filed.

xx to the collection comments, no damage or repairs have been found.

xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| -1 (xx) |----| xx: xx reflects the xx as xx/xx/2021. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 2 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 49.546%   xx: 51.181%   xx: -1.635%   xx %: -1.xx%   xx: xx borrower's monthly income is $2,253.33 after xx loan the proposed amount $699.43 and xx-housing xx is $417.00. xx, the xx DTI xx is 49.546%.   xx: xx:
xx: xx-xx per 1003 xx: 31.040% xx: 32.065% xx: -1.025% xx %: -1.02500% xx: xx borrower's monthly income is $2,253.33 after xx loan the proposed amount $699.43 hence, the xx debt DTI xx is 31.040%. xx: xx:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate business disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.664%, the Borrower income was $2,253.33 and total expenses are in the amount of $1,119.10 and the loan was underwritten by LP (Locator# XX) and its recommendation is “Accept” with a DTI of 50%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 50%. Tape shows Borrower was not employed at closing. Excluded income may push DTI higher. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78019365	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,793.90	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,072.50	2.875%	360	xx	xx	Conventional	Fixed	Refinance	68.026%	68.026%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	686	Not Applicable	48.913%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
 xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx taxes for the year XXXX have been paid for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Appraisal (Incomplete) Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	xx: xx-xx DTI per 1003 xx: 48.666% xx: 50.253% |---| -1.587% |----| -1.xx% xx: xx borrower's monthly income is $6,507.22 after xx loan the xx amount $1,631.99 and xx-housing xx is $1,748.90 hence, the xx DTI xx is 25.080%. xx: xx:
xx: xx-xx per 1003   xx: 24.833%   xx: 23.424%   xx: 1.409%   xx %: 1.xx%   xx: xx borrower's monthly income is $6,507.22 after xx loan the xx amount $1,631.99. xx, the xx debt DTI xx is 51.956%.   xx: xx:
xx: xx of xx: xx - xx: xx in xx/xx: xx %: xx: xx per final application purpose of refinance is limited cash out. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.91%, the Borrower income was $6,507.22 and total expenses are in the amount of $3,182.89 and required AUS report is missing from loan documents."	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Transmittal summary reflect No Appraisal. However, the PIW is missing from the loan document."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $130,245.60. Calculated Finance Charge is $130,566.57 for an under disclosed amount of $320.97. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% test. LE dated xx/xx/2020 reflects the sum of Section C and Recording fees at $1,408.00. Final CD dated xx/xx/2021 reflects the sum of Section C and Recording fee at $1,700.92. This is an increase of $152.12 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from Loan Documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects Appraisal is missing. Loan closed on ineligible AUS w/o appraisal. Borrower owns 3 investment properties included in qualifying attempted to obtain tax returns for rental consideration. Unable to obtain approve AUS."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary reflect loan amount $262,750.00. However, the Note document reflect loan amount is $258,500.00."			Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2701703	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,697.91	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,094.76	3.125%	360	xx	xx	Conventional	Fixed	Refinance	56.532%	56.532%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	776	804	49.989%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $xx.
xx chain of assignment has been completed. xx, the assignment is with MERS as nominee for xx.xx, xx which is recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx current P&I is $X,XXX.XX and PITI is $X,XXX.XX. xx UPB is $XXX,XXX.XX	xx:xx present status of the loan is in performing and the next payment is due xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx RFD is unable to be determined.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx. xx borrower xx has been working at xx as a xx for XX years.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx-xx DTI per 1003 xx: 57.949% xx: 49.989% |---| 7.960% |----| 7.xx% xx: xx: xx: xx: xx-xx per 1003 xx: 48.955% xx: 42.230% xx: 6.725% xx %: 6.xx% xx: xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.989% as the Borrower income was $8,287.99 and total expenses are in the amount of $4,143.05 per AUS/DU (Locator#XX) and its recommendation is “Approve/Eligible with 49.99%.”."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 49.89%. Tape shows DTI miscalculation, may push DTI to over 54.41%. Unable to rely on docs in file and unable to calc ATR. Subject is NOO."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39475029	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,356.08	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$851.04	2.875%	360	xx	xx	Conventional	Fixed	Purchase	67.226%	67.226%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	805	732	33.766%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
 xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx taxes for the year XXXX-XX have been paid for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI).xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI).xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been income impacted due to COVID-19.

xx:xx:xx	xx	xx: xx-xx DTI per 1003 xx: 33.804% xx: 33.766% |---| 0.038% |----| 0.03800% xx: NA xx: xx:	3: Curable	* LE/CD Issue date test Fail (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx/xx/2020. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2020 which is after the Consummation date xx/xx/2020."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 33.80%. Tape shows Income miscalculation and using corrected rental income on REO may push DTI over 57%. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91862855	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$654.30	3.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	658	Not Applicable	31.809%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with xx.xx, xx, recorded with the xx#xx.

xx chain of assignments found. xx to determine last assignee.

xx active liens and judgments have been found against borrower and property.

xx are no prior year real estate delinquencies.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	Mortgage	4: Unacceptable	* Mortgage missing / unexecuted (Lvl 4) "The loan was originated on xx/xx/2020 with OPB $XX.However, the recorded/Unrecorded copy of mortgage is missing from the loan file."
																																																																																						* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "As per Final Title policy subject property is leasehold. However, Lease agreement does not reflect lease expiry date (XX- loan file PG#562)."	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects, missing Co-op original recognition agreement signed by all parties."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43929095	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,873.06	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,431.62	2.990%	360	xx	xx	Conventional	Fixed	Purchase	59.130%	59.130%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	744	46.244%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.com xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX.
xx assignment has been found. xx current assignment is with the lender MERS as nominee for xx.com xx.
xx active liens and judgments have been found.
xx first, second and third installment county taxes of XXXX have been paid in the amount of $XX,XXX.XX and the second installment taxes are due on xx/xx/XXXX each in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the borrower is performing with the loan.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of P&I $X,XXX.XX with the rate of interest of X.XX%, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xx damage pertaining to the subject property has been found.
xx per the final application, the borrower is working at xx as a xx for XXX months.

xx:xx:xx	xx	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan file."	* Missing Required Disclosures (Lvl 2) "Home Loan Toolkit is missing from the loan file."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.244% as the Borrower income was $6,690.92 and total expenses are in the amount of $3,094.13 and the loan was underwritten by DU (Locator# XX) and its recommendation is “Accept” with 46.244%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 46.244%. Tape shows income miscalculation may push DTI higher over 64% and BWR was short $16K to close. Unable to rely on docs in file and unable to calculate ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63064680	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,546.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,133.12	3.500%	360		xx	xx		Conventional	Fixed		Cash Out	74.000%	84.264%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	Not Applicable	48.699%	First	Final policy	Not Applicable	$35,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx title report dated xx/xx/XXXX shows that borrower xx and xx are the current owners of the subject property. xx mortgage originated on xx/xx/XXXX with lender, xx.com xx. in the amount of $XXX,XXX.XX has been active on the title at first lien position.
xx assignment of mortgage was found.
xx is a subordinated mortgage dated xx/xx/XXXX with lender, xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX. xx mortgage has been subordinated to subject mortgage through subordination agreement recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx tax status is not available in the title report.
xx history as of xx/xx/XXXX shows that loan is performing and next due for xx/xx/XXXX payment. xx payment was applied on xx/xx/XXXX in the amount of $XXXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and rate of interest X.X%	xx:
xx status of the loan is performing. xx history as of xx/xx/XXXX shows that loan is performing and next due for xx/xx/XXXX payment. xx payment was applied on xx/xx/XXXX in the amount of $XXXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and rate of interest X.X%
xx foreclosure action was found. xx comment indicating any xx impact was found.
xx evidence of damage or repair was found.

xx:xx:xx	xx	xx: xx CLTV xx: 84.264% xx: 80.149% |---| 4.115% |----| 4.xx% xx: xx used for xx: $341,000. xx of xx(s): $35,000. xx: $252,340.00. CLTV =84.264%. xx: xx:
xx: xx-xx DTI per 1003   xx: 41.387%   xx: 48.699%   xx: -7.312%   xx %: -7.xx%   xx: xx per tape data, xx DTI is 48.699%. xx, xx documents reflects it as 41.387%.   xx: xx:
xx: xx of xx(s) xx: $xx: $xx: $7667.00 xx %: 28.05034% xx: xx per tape data, xx of xx : $27,333.00. xx, xx title policy reflects it as : $35,000.00. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.69% as the Borrower income was $4,896.20 and total expenses are in the amount of $2,384.38 and the loan was underwritten by AUS/LP (Locator# XX loan file1 pg.# 104) and its recommendation is “Ineligible/Caution” with 46.00%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test due to The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date xx/xx/2019 is more than 60 calendar days after the consummation date xx/xx/2021."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows the following issues. "1 - Borrower and mortgage eligibility - excessive cash-out refinance. 2 - Subordinated 2nd not included in qualifying (DTI or CLTV). LTV over 80% on cash out refinance exceeds max ”. However, no such issue has been verified from the loan file."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47089529	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,827.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,184.24	3.125%	180	xx	xx	Conventional	Fixed	Refinance	36.559%	36.559%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	718	Not Applicable	29.814%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of ‘‘xx” with xx | xx/xx# xx / XXX.

xx chain of assignment is complete.

xx active judgments or liens have been found.

Xnd half xx taxes of XXXX are due for xx/xx/XXXX in the amount of $X,XXX.XX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in performing status.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.

xx foreclosure was not accelerated yet. xx bankruptcy has been filed.

xx to the collection comments, no damage or repairs have been found.

xx:xx:xx	xx	xx: xx-xx per 1003 xx: 28.371% xx: 20.705% |---| 7.666% |----| 7.xx% xx: NA xx: xx: xx: xx of xx: xx-xx: xx in xx/xx: xx %: xx: xx as per xx application. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject was approved NOO. Income miscalculation may debt-to-income (DTI) ratio increased to 74%.

																																																																																							Further more, Seller tape show the appraisal in file was completed on an exterior only form. The MLS photos viewed were from the previous transfer June 2014 which was more than 6 years ago so may not be an accurate representation of the current condition. The eligibility of the subject property could not be determined."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22658603	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,775.32	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,672.30	4.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is from xx trust recorded on xx/xx/XXXX.
xx active liens and judgments have been found against the borrower and subject property.
xx and second installments of combined taxes for the year of XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX.
xx installments of school taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx installments of combined taxes for the year of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
xx prior year delinquent taxes have been found.

xx to latest payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%.	xx:xx loan is currently in the performing and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for the due date xx/xx/XXXX. xx unpaid principal balance is reflected in the amount of $XX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX%. xx loan has not been modified. xx foreclosure was not initiated. xx borrower did not file bankruptcy. xx per the comment dated xx/xx/XXXX, the borrower has been impacted by COVID-19 pandemic. xx forbearance plan for X months began on xx/xx/XXXX till xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the borrower is unemployed. xx per the comment dated xx/xx/XXXX, the borrower has been impacted by COVID-19. xx forbearance plan for X months began on xx/xx/XXXX till xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the reason for default is curtailment of income. xx per the comment dated xx/xx/XXXX, the subject property is owner occupied. xx borrower intends to keep the property. xx comment pertaining damage to the subject property has been observed.
xx, the borrower is unemployed.

xx:xx:xx	xx	Affiliated Business Disclosure
Credit Application
Flood Certificate
Initial 1003_Application
Missing Disclosures
Missing DU/GUS/AUS
Missing Initial LE
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	xx: xx: xx: xx to xx |---| |----| xx: xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 0000000123444444444MMMMM   xx: 00000099998765432XXXXXXX   xx:    xx %:    xx:    xx: xx:
xx: xx: MMMMM4444444443210000000   xx: XXXXXXX23656789999000000   xx:    xx %:    xx:    xx: xx:
xx: xx:   xx:    xx %:    xx: xx note reflects property address street as  xx.   xx: xx:
xx: xx: 319 xx: 318 xx: 1 xx %: 0.xx% xx: xx note reflects stated remaining term as 319. xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final application (1003) is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test due to A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Initial Loan Estimate is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $10261.56 Fees threshold $9370.43 Over By +$891.13.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $8,690.00
Points - Loan Discount Fee paid by Borrower: $1,472.56
Underwriting Fee paid by Borrower: $99.00

Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: $10261.56 Fees Threshold: $9370.43 Over by +$891.13.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $8,690.00
Points - Loan Discount Fee paid by Borrower: $1,472.56
Underwriting Fee paid by Borrower:$99.00"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "1) Written list of service provider is missing from the loan documents.
2) Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Required affiliate business disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary (1008) is missing from the loan documents."	* Missing flood cert (Lvl 2) "Flood certificate is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13200084	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,196.88	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$864.28	5.500%	360	xx	xx	FHA	Fixed	Cash Out	86.488%	86.488%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	633	622	39.979%	First	Commitment	Not Applicable	Not Applicable	11/01/2011	$152,872.76	Not Applicable	3.000%	$517.26	10/01/2011	Financial Hardship	xx per the updated title report as of xx/xx/XXXX, the property ownership is on the name of xx H. xx and xx the subject mortgage was recorded on xx/xx/XXXX with the xx as nominee for xx, xx & xx.
xx chain of assignment is not complete as the current assignee is U.S xx, xx in its individual capacity but solely as owner trustee for xx park asset holding trust. xx the assignment from xx, xx & xx corp.
xx active judgments and liens.

xx county tax for the year XXXX is due in the amount of $XXXX.XX.
xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X month and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received xx/xx/XXXX in the amount of $XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX.	xx:xx review of the collection comment shows that the loan is in performing and the next due date for the payment is xx/xx/XXXX. xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X month and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received xx/xx/XXXX in the amount of $XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX.

xx per the comment dated xx/xx/XXXX, the reason for default is curtailment of income. xx further details have been found.

xx per review of servicing comment, the subject property owner occupied and is in good condition.

xx:xx:xx	xx loan was modified with an effective date of xx/xx/XXXX and a new principal balance is $XX to a step modification and the rate started from X.XXX% and borrower had given promise to pay P&I in the amount of $XXX.XX that began on xx/xx/XXXX with a new maturity date of xx/xx/XXXX. xx rate changes in X steps ending at X.XXX%.	Missing Required State Disclosures Mortgage Insurance	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. The appraisal report located at (xx) states the Subject property to be manufactured home. However, the Affidavit of Affixation is not available in the loan file. The Final title policy is missing from the loan file. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title report xx	* MI, FHA or MIC missing and required (Lvl 2) "This is FHA loan. Mortgage insurance certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of West Virginia. The following required state disclosures is missing in the loan file.
1. WV Collateral Protection Insurance Notice 1
2. Co-Signer Notice
3. Financial Institution Insurance Disclosure
4. Non-Deposit Investment Product Disclosure
5. Financial Institution Insurance Disclosure
6. Non-Deposit Investment Product Disclosure"
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The ROR is dated as xx."
																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date "xx"."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18169705	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,787.71	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$370.97	3.500%	180	xx	xx	FHA	Fixed	Cash Out	61.049%	61.049%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	21.853%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX, shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX with MERS as nominee for xx, xx.

xx chain of assignment has been completed.

xx active judgments or liens have been found.

xx county taxes of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.

xx prior year delinquent taxes have been found.
xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX	xx:xx to payment history, the current status of the loan is performing.

xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX

xx latest property inspection report is not available in the loan file to determine current property condition.

xx per comment dated xx/xx/XXXX, the subject property is owner occupied.

xx per comment dated xx/xx/XXXX, the reason for default is unemployment due to COVID-19. xx extension approved for X months with an end date of xx/xx/XXXX. xx original forbearance plan began from xx/xx/XXXX.

xx loan hasn’t modified since origination.

xx foreclosure activity has been found.

xx post close bankruptcy record has been found.

xx:xx:xx	xx	Good Faith Estimate Hazard Insurance Initial Escrow Acct Disclosure Missing Required State Disclosures	xx: xx: xx: xx |---| |----| xx: N/A. xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx/xx: xx: xx/xx/2020   xx:    xx %:    xx: xx comments have been found regarding foreclosure.   xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx: xx type is FHA.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history reversed string is xx.   xx: xx:
xx: S&C xx: xx: xx/xx/2019   xx:    xx %:    xx: xx comments have been found regarding foreclosure.   xx: xx:
xx: xx: 75 xx: 74 xx: 1 xx %: 1.xx% xx: xx remaining terms are 75. xx: xx:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Good faith estimate is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "Hazard Insurance is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Wisconsin State. The following required state disclosures are missing from the loan file.
1. Explanation of Personal Obligation
2. Marital Property Act Disclosure
3. Choice of Insurance Disclosure
4. Co-Signer Notice
																																																																																								5. Tattle Tale Notice under the Marital Property Act"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8114416	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,738.36	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,736.99	5.125%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	669	699	38.803%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of ‘‘xx” with xx# XXXX-xx-XX.

xx chain of assignment is complete.

xx is one junior judgment open against the borrower in the amount of $X,XXX.XX held by “xx of xx” recorded on xx/xx/XXXX.

xx is one junior child support lien active in the amount of $X.X held by “xx” recorded on xx/xx/XXXX. xx, the said lien is not considered as the name of the defendant does not match with the borrower’s name.

xx county taxes of XXXX are due in the total amount of $X,XXX.XX.

xx delinquent taxes have been found for the prior year.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx current status is performing.

xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX % and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.

xx foreclosure and bankruptcy evidence has been found.

xx to the collection comment dated xx/xx/XXXX, the borrower’s RFD is curtailment of income due to xx-XX. FB plan was offered to the borrower for X months that began from xx/xx/XXXX and ends on xx/xx/XXXX.

xx damage was noted in the latest servicing comments.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N.A.   xx: xx:
xx: xx/xx: xx: xx/xx/2016   xx:    xx %:    xx:    xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx: xx per final 1003 application mortgage type as FHA.   xx: xx:
xx: xx: 00000000M444MM400000001M   xx: 000000005432100000001XXX   xx:    xx %:    xx:    xx: xx:
xx: xx: M100000004MM444M00000000   xx: XXX100000101234500000000   xx:    xx %:    xx:    xx: xx:
xx: S&C xx: xx: xx/xx/2014   xx:    xx %:    xx:    xx: xx:
xx: xx: 324 xx: 323 xx: 1 xx %: 0.xx% xx: xx reflects stated remaining term as 324. xx: xx:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This loan is FHA. The required Mortgage insurance certificate is missing from loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan document."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the Qualified Mortgage safe harbor threshold due to APR charged 6.243% APR Threshold 6.150% Over by, +0.093%."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan Fails ComplianceEase Higher Priced Mortgage Loan Test. APR calculated 6.243% APR threshold 6.150% Over By, +0.093%. Missing Higher Priced Mortgage loan disclosure signed by borrower.

Loan fails ComplianceEase CA AB 260 Higher Priced Mortgage Loan Test. APR calculated 6.243% APR threshold 6.150% Over By, +0.093%. Missing Higher Priced Mortgage loan disclosure signed by borrower.

																																																																																								Loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77179870	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,876.31	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$976.23	4.875%	360	xx	xx	VA	Fixed	Refinance	102.027%	102.027%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is xx.
xx active liens and judgments have been found.
xx annual school taxes of XXXX have been due in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property. xx per the comment dated xx/xx/XXXX, the borrower’s income is impacted by COVID-19. xx further details have been found.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx: |---| |----| xx: xx per xx data, xx reflect xx. xx, xx document reflect xx. xx: xx:
xx: xx: xx:    xx:    xx %:    xx: xx per xx data, xx reflect xx. xx, xx document reflect xx.   xx: xx:
xx: xx: xx: xx, < 60 xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $0.00   xx:    xx %:    xx:    xx: xx:
xx: xx: 0122222122333001122MMMMM   xx: 22324333332100122XXXXXXX   xx:    xx %:    xx:    xx: xx:
xx: xx: MMMMM2211003332212222210   xx: XXXXXXX22000123333332322   xx:    xx %:    xx:    xx: xx:
xx: xx of xx per HUD-1   xx: xx: xx:    xx %:    xx: xx per xx data, xx of xx reflect xx. xx, xx CD, VIRRRL documents reflect xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per xx data, xx per xx reflect xx. xx, xx reflect xx.   xx: xx:
xx: xx: 331   xx: 328   xx: 3   xx %: 0.xx%   xx: xx per xx data, xx 328 months. xx, xx reflect 331.   xx: xx:
																																																																																				xx: xx: PUD xx: xx: xx %: xx: xx per xx data, xx reflect xx. xx, xx notarized on xx/xx/2018 contains a PUD. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84377238	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,897.56	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,184.31	2.750%	360	xx	xx	Conventional	Fixed	Refinance	93.581%	93.581%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	726	802	35.278%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX in favor of xx.
xx chain of assignment is complete.
xx active judgments or liens have been found.
xx combined taxes of XXXX are due for xx/xx/XXXX in the amount of $X,XXX.XX.
xx delinquent taxes have been found for the prior year.
xx of payment history provided as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX% and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance reflected in the payment history is $XXX,XXX.XX.	xx:xx current status is performing.

xx of payment history provided as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX% and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance reflected in the payment history is $XXX,XXX.XX.

xx bankruptcy evidence has been found. xx FC activity has been found.

xx details of borrower's employment have been provided in final XXXX document.

xx damage or repairs have been found.

xx:xx:xx	xx	xx: xx CLTV xx: 93.581% xx: 93.580% |---| 0.001% |----| 0.00100% xx: xx: xx:
xx: xx LTV (OLTV)   xx: 93.581%   xx: 93.580%   xx: 0.001%   xx %: 0.00100%   xx: xx used for xx: $310,000. xx: $310,000. CLTV = 93.581%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 35.278%   xx: 35.280%   xx: -0.002%   xx %: -0.00200%   xx:    xx: xx:
xx: xx of xx: xx rate or term xx: xx in xx/xx: xx %: xx: xx per xx data ,xx of xx is xx in xx/xx. xx documents reflects as xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $14.00 on final CD dated xx/xx/2021. There is a total fee increased of $14.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the subject Note is in wet status. Further details are not provided to confirm the same. Unable to rely on the provided documents in the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29188989	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,764.82	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,897.91	2.750%	360	xx	xx	Conventional	Fixed	Purchase	80.866%	80.866%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	814	817	45.725%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in the favor of “MERS as nominee for xx” with the xx | xx/xx# XXXXX XXX / XXXX.

 xx chain of assignment has been completed.

xx active judgments or liens have been found.

xx combined taxes of XXXX have been paid on xx/xx/XXXX in the amount of $X,XXX.XX.
xx combined taxes from XXXX to XXXX have been deferred until sold total in the amount of $XXXX.XX. xx were due on different dates and good through on xx/xx/XXXX.
xx delinquent taxes have been found for the prior year.
xx to the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX & P&I $X,XXX.XX with an interest rate X.XXX% and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.	xx:xx status of loan is currently performing. xx to the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX & P&I $X,XXX.XX with an interest rate X.XXX% and it was applied for the due date xx/xx/XXXX. xx current unpaid principal balance is in the amount of $XX.
xx comment has been found regarding reason for default.
xx borrower xx T xx has been working at xx as xx for X years.
xx subject property is occupied by owner and no damage or repairs have been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx CLTV xx: 80.866% xx: 80.870% |---| -0.004% |----| -0.00400% xx: xx: xx:
xx: xx LTV (OLTV)   xx: 80.866%   xx: 80.870%   xx: -0.004%   xx %: -0.00400%   xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 45.721% xx: 45.720% xx: 0.001% xx %: 0.00100% xx: xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The provided Seller’s tape is showing an alert that incorrect lender name on signed documents. Mortgage closed in name of XX,
Note closed in name of XX, a California Corporation . Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test. The finance charge is $223,187.84. The disclosed finance charge of $222,937.84 is not considered accurate because it is understated by more than $100."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $4.31 on PCCD dated xx/xx/2021. There is a total fee increased of $4.31 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees.

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $64.00 on PCCD dated xx/xx/2021.
Provided PCCD reflects the cumulative Fees in B section increased of 81.111% with the amount of $64.00 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."			Moderate	Not Covered	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14940972	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$893.02	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$725.16	3.000%	360	xx	xx	VA	Fixed	Refinance	76.309%	76.309%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $xx.
xx chain of assignment has been completed. xx, the assignment is with MERS as nominee for xx which is recorded on xx/xx/XXXX.
xx is a senior mortgage in the amount of $xx which was recorded on xx/xx/XXXX in the favor of xx and xx.
xx is a junior mortgage in the amount of $xx which was recorded on xx/xx/XXXX in the favor of xx.
xx combined taxes of XXXX have been due in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx.
 xx borrower xx W xx has been working at xx of xx as a xx for XX years X months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 58 xx: 59 |---| -1 |----| -1.xx% xx: xx per xx data ,age of loan is 59.xx it reflects 58 xx: xx:
xx: xx #1 xx: xx:   xx:    xx %:    xx: xx tape data xx middle name is. xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N.A   xx: xx:
xx: xx: xx: xx/xx/2016   xx:    xx %:    xx: xx reflects appraisal date as xx/xx/2016.   xx: xx:
xx: xx: xx/xx/2016   xx: xx/xx/2016   xx: -5 (xx)   xx %:    xx: xx per xx data ,xx is 9/21/16. xx, xx documents reflects as xx/xx/2016.   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 10.540%   xx:    xx %:    xx: xx is streamline refinance.   xx: xx:
xx: xx-xx per 1003 xx: xx: 10.540% xx: xx %: xx: xx is streamline refinance. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Loan does not conform to program guidelines Refinance into a 30year from 15 year. Cannot go more than 10 year over original term on an IRRRL."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* RESPA Homeownership Counselling Disclosure Date Test Fail (Lvl 3) "Homeownership Counseling Disclosure is missing from the loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47950108	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,219.00	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$594.62	3.375%	360	xx	xx	VA	Fixed	Refinance	75.541%	75.541%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $xx.
xx chain of assignment has been completed. xx, the assignment is with MERS as nominee for xx which is recorded on xx/xx/XXXX.
xx is a junior mortgage in the amount of $xx which was recorded on xx/xx/XXXX in the favor of xx, N.A.
xx are X judgments in the favor of xx of PA xx the use of xx which were recorded on different dates.
xx taxes information is not mentioned.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx.
 xx working details of the borrower xx A xx have not been mentioned.

xx:xx:xx	xx	Missing or error on the Rate Lock Missing Required State Disclosures	xx: xx of xx: 54 xx: 55 |---| -1 |----| -1.xx% xx: xx of loan reflects 54. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2017   xx: xx/xx/2016   xx: 27 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2017   xx: xx/xx/2017   xx: -6 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2017.   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 34.210%   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx per 1003 xx: xx: 34.210% xx: xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% test. LE dated xx/xx/2016 reflects the sum of Section C and Recording fees at $1,487.00 Final CD dated xx/xx/2017 reflects the sum of Section C and Recording fee at $1,868.34. This is an increase of $232.64 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Loan failed charges that cannot increase test. Initial LE dated xx/xx/2016 reflects Points - Loan Discount Fee at $3,506.00. However, Final CD dated xx/xx/2017 reflects Points - Loan Discount Fee at $3,904.54. This is an increase of $398.54 for charges that cannot increase."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape, Refinance borrower into a 30 yr. from 15 yr. cannot go more than 10 years over original term on an IRRRL."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing rate lock agreement from the loan file."
																																																																																							* Missing Required State Disclosures (Lvl 3) "List of service providers is missing from the loan documents."			Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60205066	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,197.34	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$908.51	3.625%	180	xx	xx	Conventional	Fixed	Refinance	50.400%	50.400%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	41.458%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $xx.
xx chain of assignment has been completed. xx, the assignment is with MERS as nominee for xx which is recorded on xx/xx/XXXX.
xx is a senior mortgage in the amount of $xx which was recorded on xx/xx/XXXX in the favor of xx, xx, A xx.
xx active judgments or liens have been found.
xx combined taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx.
 xx borrower xx Y xx has been working at xx or its affiliate as a xx. xx for X years X months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 25 xx: 27 |---| -2 |----| -7.xx% xx: NA. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: 35 (xx)   xx %:    xx: xx report reflects appraisal date as xx/xx/2019.   xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: -5 (xx)   xx %:    xx: xx note reflects note document date as xx/xx/2019.   xx: xx:
xx: xx-xx per 1003   xx: 36.073%   xx: 41.458%   xx: -5.385%   xx %: -5.xx%   xx: xx subject property PITIA (P&I $908.51 + hazard insurance $132.67 + property taxes $412.80 equals $1,487.31 verified monthly income equals $4,123.00 housing ratio equals 36.073%.   xx: xx:
																																																																																				xx: xx: PUD xx: xx: xx %: xx: xx report reflects subject property type as PUD. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 41.208%. Tape shows that the borrower was not employed at the time of closing due to which DTI may rise higher. Unable to rely on documents in file and unable to calculate ATR"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44900364	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,262.66	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$659.47	4.250%	360	xx	xx	FHA	Fixed	Cash Out	86.487%	86.487%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	639	Not Applicable	56.288%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $xx.
xx chain of assignment has been completed. xx, the assignment is with MERS as nominee for xx which is recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment combined taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower has been delinquent for XX months and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx present status of the loan is in collections and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx repairs and damages have been found. xx comments have been found stating the borrower’s income is impacted by xx.
 xx borrower xx has been working at xx as a xx for XX years X months.

xx:xx:xx	xx	xx: xx of xx: 30 xx: 24 |---| 6 |----| 25.00000% xx: NA. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx: xx per xx, xx & xx CD documents xx type is FHA.   xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: 79 (xx)   xx %:    xx: xx per xx document date is xx/xx/2019.   xx: xx:
xx: xx CLTV xx: 86.487%   xx: 85.000%   xx: 1.487%   xx %: 1.xx%   xx: xx used for xx: $155,000.00. xx: $134,055.00. CLTV =85.00%.   xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: -4 (xx)   xx %:    xx: xx per xx document date is xx/xx/2019.   xx: xx:
xx: xx LTV (OLTV)   xx: 86.487%   xx: 85.000%   xx: 1.487%   xx %: 1.xx%   xx: xx used for xx: $155,000.00. xx of xx(s): $0.00. xx: $134,055.00. CLTV =85.00%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 56.268%   xx: 56.290%   xx: -0.022%   xx %: -0.02200%   xx: xx borrowers monthly income is $5,091.67 after xx loan the proposed amount $2865.00, the xx is 56.2680%.   xx: xx:
xx: xx-xx per 1003 xx: 19.208% xx: 56.290% xx: -37.082% xx %: -37.08200% xx: xx borrowers monthly income is $5,091.67 after xx loan the proposed amount $978.00, the xx is 19.208%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2021 reflects Appraisal Fee $440, Appraisal Review Fee at $0.00, However, Final CD dated xx/xx/2019 reflects Appraisal Review Fee $ at $540.00 (Appraisal Review Fee at $540.00 & Appraisal Fee $40.00 Paid by Buyer). This is an increase of $ 595.00 for charges that cannot increase."
* Loan program disclosure missing or unexecuted (Lvl 3) "Seller tape shows borrower did not own the property for 12 months prior to case assignment. Should have used the acquisition price as opposed to the appraised value. LTV too high and loan is uninsurable."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan fails “initial Closing Disclosure Delivery Date test”. Initial Closing Disclosure dated xx/xx/2019 is not signed by the borrower. Document tracker is also missing for this disclosure. The test fails because the initial closing disclosure delivery date is not less than three business days before the consummation date."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.29%, the Borrower income was $5,091.67 and total expenses are in the amount of $2,865.00 and the loan was underwritten by AUS/DU (Locator# XX_PG#29) and its recommendation is “Approve/Eligible” with a DTI of 56.29%"		Moderate	Pass	Pass	No Result	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10271422	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,268.62	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,089.51	3.625%	360	xx	xx	Conventional	Fixed	Refinance	85.935%	85.935%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	41.234%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $xx.
xx chain of assignment has been completed. xx, the assignment is with MERS as nominee for xx which is recorded on xx/xx/XXXX.
xx is a junior mortgage in the amount of $xx which was recorded on xx/xx/XXXX in the favor of xx E. xx.
xx is a xx lien in the amount of $XXX.X which was recorded on xx/xx/XXXX in the favor of xx of xx.
Xst and Xnd installment combined taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx repairs and damages have been found. xx comments have been found stating the borrower’s income is impacted by xx.
 xx borrower xx E. xx has been working at xx as xx for XX years X months.

xx:xx:xx	xx	Affiliated Business Disclosure Missing or error on the Rate Lock	xx: xx of xx: 24 xx: 25 |---| -1 |----| -4.00000% xx: xx per xx data, age of loan is 25.xx it reflects 24. xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: 10 (xx)   xx %:    xx: xx appraisal date is xx/xx/2019.   xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: -5 (xx)   xx %:    xx: xx/xx/2019.   xx: xx:
xx: xx-xx DTI per 1003   xx: 41.234%   xx: 41.213%   xx: 0.021%   xx %: 0.02100%   xx: xx per xx data, xx DTI is 41.213%. xx documents reflects as 41.234.   xx: xx:
xx: xx-xx per 1003 xx: 35.672% xx: 41.213% xx: -5.541% xx %: -5.xx% xx: xx per xx data ,xx is 41.213%. xx documents reflects as 35.672%. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $164.367.79. Calculated Finance Charge $164,737.79 for an under disclosed amount of -$370.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Homeownership Counseling Disclosure is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The borrower opened up new debt prior to closing and the DTI is 52.18% with the debt."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81062745	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,064.72	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$561.31	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	58.140%	58.140%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	41.957%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, MERS as nominee for xx, with xx# xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

xx active judgments or liens have been found against the borrower.
Xst and Xnd installments county taxes of XXXX have been paid on xx/xx/XXXX & xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the current status of the loan is performing. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the current status of the loan is performing.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx as a xx from X.X years.

xx:xx:xx	xx	Missing Initial Closing Disclosure Origination Appraisal	xx: xx of xx: 19 xx: 21 |---| -2 |----| -9.xx% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: MI is not required.   xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: -5 (xx)   xx %:    xx: xx reflects the xx document date as xx/xx/2019.   xx: xx:
xx: xx-xx DTI per 1003   xx: 41.957%   xx: 41.956%   xx: 0.001%   xx %: 0.00100%   xx: xx failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 41.957%, the borrower's income was $2,169.53 and total expenses are in the amount of $910.26 and the loan was underwritten by AUS/DU (xx# xx.pdf xx#19) and its recommendation is “xx/xx” with a DTI of 41.957%.   xx: xx:
xx: xx-xx per 1003 xx: 41.957% xx: 41.956% xx: 0.001% xx %: 0.00100% xx: xx failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 41.957%, the borrower's income was $2,169.53 and total expenses are in the amount of $910.26 and the loan was underwritten by AUS/DU (xx# xx.pdf xx#19) and its recommendation is “xx/xx” with a DTI of 41.957%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Test incomplete as Initial CD is missing."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Organizations disclosure is missing from the loan documents"
* Missing Appraisal (Lvl 3)     "Original Appraisal report is missing from the loan documents."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 41.956%. Tape shows defect that Borrower was not employed at closing. Unable to rely on document in file and unable to calculate ATR."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62094159	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,835.15	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$673.57	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	25.862%	25.862%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	44.903%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, MERS as nominee for xx, with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

xx active judgments or liens have been found against the borrower.
Xst and Xnd installments county taxes of XXXX are due on xx/xx/XXXX & xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the current status of the loan is performing.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A. xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2019   xx: 19 (xx)   xx %:    xx: xx reflects the date effective date as 12/24/19.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -4 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2020.   xx: xx:
xx: xx-xx per 1003 xx: 24.067% xx: 44.903% xx: -20.836% xx %: -20.xx% xx: xx borrower's monthly income is $4,655.76 after xx loan the xx amount $1,120.52 and xx-housing xx is $970.05. hence, the xx DTI xx is 44.903%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $5,192.00 Fees threshold $4,342.88 Over By +$849.12
The below fees were included in the test:
Appraisal Fee paid by Borrower: $495.00
Flood Certification - Single Charge or Life of Loan paid by Borrower: $11.00
Points - Loan Discount Fee paid by Borrower: $4,686.00"
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $97,570.51. Calculated Finance Charge $97,720.51 for an under disclosed amount of $150.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2019 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2020 reflects the addition of Appraisal Re-Inspection Fee at $150.00. This is an increase of $150.00 for charges that cannot increase 0% test. COC for the addition of Appraisal Re-Inspection Fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE QM Points and Fees Test due to Fees Charged: $5,192.00 Fees Threshold: $4,342.88 Over by +$849.12. The following fees were included in the test:
Appraisal Fee paid by Borrower: $495.00
Flood Certification - Single Charge or Life of Loan paid by Borrower: $11.00
Points - Loan Discount Fee paid by Borrower: $4,686.00"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.903%, the Borrower income was $4,655.76 and total expenses are in the amount of $2,090.57 and the loan was underwritten by DU (Locator# XX-Pg#37) and its recommendation is “Approve/Eligible” with a DTI of 44.90%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.90%. Income miscalculation may push DTI to over 46.87%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55219908	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,033.36	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$778.36	3.125%	360	xx	xx	Conventional	Fixed	Refinance	46.590%	46.590%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	757	Not Applicable	50.000%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title dated xx/xx/XXXX shows that subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignment of mortgage was found. xx active judgments or liens have been found.
xx taxes of XXXX-XX are due on xx/xx/XXXX in the amount of $XXXX.XX.
xx payment history from xx/xx/XXXX to xx/xx/XXXX shows that loan is current and borrower is due for xx/xx/XXXX payment. xx payment was made on xx/xx/XXXX in the amount of $XXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and interest rate is X.XXX%.	xx:PH dated xx/xx/XXXX shows that loan is current and borrower is due for xx/xx/XXXX payment. xx collection comments from xx/xx/XXXX to xx/xx/XXXX and loan file do not reflect any covid impact. xx evidence of damage or repair has been found. xx FC action was noted. xx about current occupancy was not found. xx per PH, the last payment was made on xx/xx/XXXX in the amount of $XXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX
xx:xx:xx	xx	Missing Initial Closing Disclosure Missing or error on the Rate Lock Origination Appraisal	xx: xx of xx: 16 xx: 18 |---| -2 |----| -11.xx% xx: xx per xx data, age of loan is 18.xx it reflects 16. xx: xx:
xx: xx #1 xx: xx: A   xx:    xx %:    xx: AS per tape data, xx middle name reflects A. xx document does not reflect middle name.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N.A   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: xx is missing from the loan documents.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -5 (xx)   xx %:    xx: xx per xx data, xx is xx/xx/2020. xx documents reflects as xx/xx/2020.   xx: xx:
xx: xx-xx per 1003   xx: 28.379%   xx: 50.000%   xx: -21.621%   xx %: -21.xx%   xx: xx per xx data, xx is 50.00%. xx documents reflects as 28.379%.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx per xx data, xx is xx. xx, mortgage notarized on xx/xx/2020 contains a condominium rider. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date xx/xx/2020 is more than 60 calendar days after the consummation date xx/xx/2020."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID Tolerance test is incomplete due to Initial CD is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Original Appraisal Report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.99%, the Borrower income was $3,954.55 and total expenses are in the amount of $1,977.27 and the loan was underwritten by AUS/DU (Locator# XX Page#231) and its recommendation is “Approve/Eligible” with a DTI of 50.00%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 50.00%. Tape shows other undisclosed mortgage payment of $309.00 not included in DTI. DTI may rise to 57.00%. Unable to rely on documents in file and unable to calculate ATR."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11004311	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,599.10	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$774.70	3.000%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	682	24.619%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title dated xx/xx/XXXX shows that subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignment of mortgage was found. xx active judgments or liens have been found.
xx taxes of XXXX are paid in the amount of $XXX.XX.	xx history as of xx/xx/XXXX shows that loan is current and borrower is due for xx/xx/XXXX payment. xx payment was made on xx/xx/XXXX in the amount of $XXXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and interest rate X.XX%	xx:xx is performing and borrower is due for xx/xx/XXXX payment. xx payment was made on xx/xx/XXXX. xx evidence of covid impact has been found. xx damage or repair related information was found. xx FC action was noted. xx occupancy is unable to be confirmed.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 14 xx: 15 |---| -1 |----| -6.xx% xx: xx per xx data, xx of xx reflect 15 months. xx, xx reflect 14. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N.A.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 8 (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2020.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -4 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 24.619%   xx: 22.381%   xx: 2.238%   xx %: 2.xx%   xx: xx borrower's monthly income is $8,333.33 after xx loan the xx amount $958.56 and xx-housing xx is $1,093. hence, the xx DTI xx is 24.619%.   xx: xx:
xx: xx-xx per 1003 xx: 11.503% xx: 22.381% xx: -10.878% xx %: -10.xx% xx: xx borrower's monthly income is $8,333.33 after xx loan the xx amount $958.56 hence, the xx is 11.503%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $7,116.80 Fees threshold $5,283.10 Over By +$1,833.70
The below fees were included in the test:
Application Fee paid by Borrower: $500.00
Appraisal Fee paid by Borrower: $480.00
Points - Loan Discount Fee paid by Borrower: $6,136.80

This loan failed the initial closing disclosure delivery date test due to initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $102,152.39. Calculated Finance Charge $102,307.14 for an under disclosed amount of $154.75. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE QM Points and Fees Test due to Fees charged $7,116.80 Fees threshold $5,283.10 Over By +$1,833.70
The below fees were included in the test:
Application Fee paid by Borrower: $500.00
Appraisal Fee paid by Borrower: $480.00
Points - Loan Discount Fee paid by Borrower: $6,136.80"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 24.62%. Tape shows Borrower was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13461213	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$22,076.04	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,666.52	2.250%	120	xx	xx	Conventional	Fixed	Cash Out	31.462%	31.462%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	770	788	23.458%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title dated xx/xx/XXXX shows that subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX. xx assignment of mortgage was found.
xx is a junior mortgage in the amount of $XXX,XXX.XX which was originated on xx/xx/XXXX with lender, xx, N.A. xx mortgage has been subordinated to subject mortgage through subordination agreement dated xx/xx/XXXX and recorded on xx/xx/XXXX. xx mortgage in first lien position.
xx is a civil judgment entered against borrower, xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX in the favor of lender, xx SPV I xx,xx.
xx taxes of XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX. XXXX taxes are paid on xx/xx/XXXX.	xx history as of xx/xx/XXXX shows that loan is current and borrower is due for xx/xx/XXXX payment. xx payment was made on xx/xx/XXXX in the amount of $XXXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and interest rate is X.XX%.	xx:xx is current and borrower is due for xx/xx/XXXX payment. xx payment was made on xx/xx/XXXX. xx evidence of foreclosure action was found. xx damage or repair related information has been found. CC are missing from the loan file to check xx impact. xx evidence of covid impact was found in the loan file.
xx:xx:xx	xx	xx: xx of xx: 3 xx: 5 |---| -2 |----| -40.00000% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: MI is not required.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -6 (xx)   xx %:    xx: xx reflects the xx document date as xx/xx/2021.   xx: xx:
xx: xx-xx per 1003 xx: 18.558% xx: 23.458% xx: -4.900% xx %: -4.xx% xx: xx as per transmittal summary. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for initial Closing Disclosure dated xx/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021 which is less than 3 business days from the Consummation date xx/xx/2021."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test. Fees charged $975.00  Fees Threshold $0.00 over by $975.00

The Below fees were included in the test:

Processing Fee paid by Borrower: $500.00
Title - Closing Protection Letter paid by Borrower: $75.00
Title - Subordination Fee paid by Borrower: $400.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% test. LE dated xx/xx/2021 reflects the sum of Section C and Recording fees at $2,012.00. Final CD dated xx/xx/2021 reflects the sum of Section C and recording fee at $3,140.00 this is an increase of $926.80 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling disclosure is missing from the loan documents"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects following issue, "General Appraisal Requirements. The subject mortgage was completed as a cash-out refinance transaction on an exterior-only appraisal. However, an exterior -only appraisal was not permitted. Home needs handrail installed outside".""			Moderate	Pass	Pass	No Result	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32153285	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,947.98	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$417.72	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	92.035%	92.035%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	32.517%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $xx.
xx chain of assignment has been completed. xx, the assignment is with MERS as nominee for xx which is recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment combined taxes of XXXX have been paid in the amount of $XXXX.XX
xx prior year delinquent taxes have been found.

xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.
xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx.
 xx borrower xx M xx has been working at xx., as an xx X for X years X month.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx of xx: 9 xx: 11 |---| -2 |----| -18.xx% xx: xx per xx data, xx of xx reflect 11 months. xx, xx reflect 9. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 2 (xx)   xx %:    xx: xx per xx data, xx document reflect date xx/xx/2020. xx, xx document reflect xx/xx/2020.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -13.07692%   xx: xx per xx data, xx document reflect value $130,000.00. xx, xx document reflect $113,000.00.   xx: xx:
xx: xx CLTV xx: 92.035%   xx: 80.000%   xx: 12.035%   xx %: 12.03500%   xx: xx used for xx: $113,00.00. xx of xx: $000.00. xx: $104,000.00. CLTV = 92.035%.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -5 (xx)   xx %:    xx: xx per xx data, xx document reflect date xx/xx/2020. xx, xx document reflect xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV)   xx: 92.035%   xx: 80.000%   xx: 12.035%   xx %: 12.03500%   xx: xx used for xx: $113,00.00. xx: $104,000.00. LTV (CLTV) = 92.035%.   xx: xx:
xx: xx-xx per 1003 xx: 14.861% xx: 32.517% xx: -17.656% xx %: -17.xx% xx: xx PITIA for xx: (xx $246.15 + xx $49.92 + xx $00.00 + MI $00.00 + HOA xx $00.00 + P&I $417.72 ) equals $713.79. xx &4,803.02. xx-xx per 1003 reflect 14.861%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID Tolerance Test is incomplete due to Initial Closing Disclosure is missing in loan file."
* DU/GUS/AUS has issues or conditions (Lvl 3)     "Appraisal report available in the loan file (Locator: XX.pdf pg#74) reflects appraised value as $XX however AUS available in the loan file (Locator: XX.pdf pg#34) reflects appraised value as XX. Need to re-run the AUS & resubmit to reflect correct LTV."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails Qualified Mortgage Points and fees test due to the fees charged to the Borrower(s) exceed 3% the loan amount.  The Note reflects a loan amount of $xx.  Fees charged to the Borrower(s) equal $3,360.00 which exceeds xx% of the loan amount."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects, the appraised value was never updated in the AUS. The correct LTV is 93%, which is ineligible for cash out."
* MI, FHA or MIC missing and required (Lvl 3)     "MI Certificate is missing in the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."			Elevated	Pass	Pass	No Result	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17997969	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,341.29	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$759.64	3.000%	180	xx	xx	Conventional	Fixed	Cash Out	36.789%	36.789%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	30.006%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title dated xx/xx/XXXX shows that subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX. xx active judgments or liens have been found. xx assignment of mortgage has been found.
xx taxes of XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX.	xx history as of xx/xx/XXXX shows that loan is current and borrower is due for xx/xx/XXXX. xx payment was made on xx/xx/XXXX in the amount of $XXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and interest rate is X.XX%	xx:xx is current and borrower is due for xx/xx/XXXX payment. PH shows that last payment was made on xx/xx/XXXX.
xx evidence of xx impact has been found. xx FC action was noted. xx damage or repair related information has been found. xx occupancy is unable to be confirmed.
xx:xx:xx	xx	Credit Application HUD-1 Closing Statement Missing Initial Closing Disclosure Missing or error on the Rate Lock Note Right of Rescission	xx: xx of xx: 3 xx: 4 |---| -1 |----| -25.00000% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 42 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2021   xx:    xx %:    xx:    xx: xx:
xx: xx-xx per 1003   xx: 7.842%   xx: 30.006%   xx: -22.164%   xx %: -22.xx%   xx:    xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note is missing from the loan file; however, there is no evidences in the loan file to confirm that subject loan is modified since origination. There is no copy of Lost Note Affidavit in the loan file."	* Application Missing (Lvl 3) "An executed copy of final 1003 is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "A copy of Homeownership Counseling disclosure is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "An executed copy of final CD is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that  the provided "Exterior Only Appraisal" is not permitted on Cash Out Refinance loan."
* Missing Initial Closing Disclosure (Lvl 3)     "An executed copy of initial CD is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "An executed copy of ROR /NRTC is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6499521	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,041.44	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,506.17	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	55.004%	55.004%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	Yes	628	Not Applicable	45.940%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, recorded with the xx# xx.

xx chain of assignments found. xx to determine last assignee.

xx active liens and judgments have been found against borrower and property.

xx is no prior year real estate delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	Appraisal (Incomplete) Missing or error on the Rate Lock	xx: xx of xx: 5 xx: 7 |---| -2 |----| -28.xx% xx: NA xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N.A   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -3 (xx)   xx %:    xx: xx per xx data xx is xx/xx/2021. xx, xx documents reflects as xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 22.699%   xx: 43.526%   xx: -20.827%   xx %: -20.xx%   xx: xx per xx data ,xx DTI is 43.526%.xx documents reflects as7.988%.   xx: xx:
xx: xx-xx per 1003 xx: 0.000% xx: 43.526% xx: -43.526% xx %: -43.xx% xx: xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Appraisal Report dated xx/xx/2020 which is 120 days older than closing date xx/xx/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows rental income miscalculation may push DTI higher. Subject is NOO."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* RESPA Homeownership Counselling Disclosure Date Test Fail (Lvl 3) "RESPA Homeownership Counselling is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5356465	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,665.43	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,120.99	2.750%	300	xx	xx	Conventional	Fixed	Refinance	74.769%	74.769%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	756	Not Applicable	58.566%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, recorded with the xx# xx.

xx chain of assignments found. xx to determine last assignee.

xx active liens and judgments have been found against borrower and property.

xx of XXXX have been due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	Appraisal (Incomplete) Missing or error on the Rate Lock	xx: xx of xx: 4 xx: 5 |---| -1 |----| -20.00000% xx: xx per xx data ,age of loan is 5.xx it reflects 4. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 84 (xx)   xx %:    xx: xx date is xx/xx/2020   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -1 (xx)   xx %:    xx: xx note date is xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.889%   xx: 96.115%   xx: -51.226%   xx %: -51.xx%   xx: xx per xx data, xx DTI is 96.115%.xx documents reflects as 34.422%.   xx: xx:
xx: xx-xx per 1003   xx: 23.191%   xx: 96.115%   xx: -72.924%   xx %: -72.xx%   xx: xx per xx data ,xx is 96.115%. xx documents reflects as 25.540%.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx per xx data, xx of xx is xx. xx, xx documents reflects as xx in PUD. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "This is Investor loan Type. However, the operating income sheet is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is NOO. Seller tape reflects, primary expenses are not included in the expenses which raises DTI up to 96.00%"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock Agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Homeownership Counseling Disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63066291	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,097.78	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$914.43	2.625%	300	xx	xx	Conventional	Fixed	Refinance	67.000%	67.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	778	768	23.596%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title dated xx/xx/XXXX shows that subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX. xx assignment of mortgage was found.
xx active judgments or liens have been found.
xx taxes of XXXX are due on xx/xx/XXXX in the amount of $XXX.XX. xx delinquent taxes were found.	xx history as of xx/xx/XXXX shows that loan is current and borrower is due for xx/xx/XXXX payment. xx payment was made on xx/xx/XXXX in the amount of $XXXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and interest rate is X.XXX%.	xx:xx is current and borrower is next due for xx/xx/XXXX payment. PH shows that last payment was made on xx/xx/XXXX in the amount of $XXXX.XX. xx evidence of covid impact was found. xx damage or repair related information has been found. xx FC action was noted. xx occupancy is unable to be confirmed.

xx:xx:xx	xx	Appraisal (Incomplete)	xx: xx of xx: 6 xx: 8 |---| -2 |----| -25.00000% xx: N/A. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2021   xx: -7 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2020.   xx: xx:
xx: xx-xx per 1003 xx: 18.748% xx: 23.596% xx: -4.848% xx %: -4.xx% xx: xx subject property PITIA (P&I $3,265.00 + xx $ 419.13 + xx $162.42 + xx $0.00 + MI $0.00 + HOA xx $77.00) equals $3,403.85. xx verified monthly income equals $16,972.00. xx equals 18.748%. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Appraisal Waiver is missing from the loan document."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase TRID tolerance test is incomplete due to initial CD is missing from the loan Documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counselling disclosure is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows : Subject property had an appraisal waiver. The property is located in lava zone 2, which is normally identified by the appraisal. Fannie does not accept lava zone 2. Freddie does, but no LPA was run to sell to Freddie."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91587248	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$367.66	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$727.02	2.500%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	53.848%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title dated xx/xx/XXXX shows that subject mortgage was originated on xx/xx/XXXX in the amount of $xx which was recorded on xx/xx/XXXX. xx assignment of mortgage was found.
xx is an IRS lien against xx in the amount of $XX,XXX.XX which was filed by IRS on xx/xx/XXXX. xx, SSN# of borrower,  xx F. xx does not match with SSN# provided on tax lien.
xx taxes of XXXX are due on xx/xx/XXXX in the amount of $XXX.XX.

xx history as of xx/xx/XXXX shows that loan is current and borrower is due for xx/xx/XXXX payment. xx payment was made on xx/xx/XXXX in the amount of $XXXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and interest rate is X.X%.	xx:xx is current and borrower is due for xx/xx/XXXX payment. xx per PH, the last payment was made on xx/xx/XXXX in the amount of $XXXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX. xx FC action was noted. xx damage or repair related information was found. xx evidence of xx impact has been found.

xx:xx:xx	xx	Condo/PUD Rider	xx: xx of xx: 6 xx: 7 |---| -1 |----| -14.xx% xx: xx per xx data ,age of loan is 7.xx it reflects 6. xx: xx:
xx: xx #1 xx: xx: F   xx:    xx %:    xx: xx per tape data, xx middle name is xx note documents reflects xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N.A   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 5 (xx)   xx %:    xx: xx per xx data ,xx is xx/xx/2020.xx documents reflects as xx/xx/2020   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -6 (xx)   xx %:    xx: xx per xx data ,xx is 1/26/21 .xx documents reflects as xx/xx/2021   xx: xx:
xx: xx-xx DTI per 1003   xx: 53.848%   xx: 53.918%   xx: -0.070%   xx %: -0.07000%   xx: DTI is 53.848%.   xx: xx:
xx: xx-xx per 1003   xx: 24.974%   xx: 53.918%   xx: -28.944%   xx %: -28.xx%   xx: xx per xx data ,xx is53.918%.xx documents reflects as 25.044   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx per xx data ,xx is xx .xx documents reflects as PUD. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.848%, the Borrower income was $4,194.12 and total expenses are in the amount of $2,258.45 and the loan was underwritten by AUS/DU (Locator# XX_PG#2187) and its recommendation is “Approve/Eligible” with a DTI of 53.85%. AUS re-ran with revised income and came back as ineligible"	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to Initial CD dated xx/xx/2021 is not delivered within 3 business days of consummation date xx/xx/2021."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: $6,562.80 Fees Threshold: $5,316.72 Over by +$1,246.08. The following fees were included in the test:
Application Fee paid by Borrower: $500.00
Points - Loan Discount Fee paid by Borrower: $6,062.80"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated xx/xx/2021.  Initial LE dated xx/xx/2021 does not reflect Closing Protection letter fee. However, Revised CD dated xx/xx/2021 reflects Closing Protection letter fee at $50.00. This is fee increase of $50.00 for 0% tolerance test fee."
* Condo / PUD rider Missing (Lvl 3)     "As per Appraisal document subject property is PUD. However, PUD rider is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "GSE (Fannie Mae public guidelines) QM Points and Fees Test due to - Loan Discount Fee paid by Borrower in the amount of  $6,562.80. Fees Charged $5,316.72 Fees Threshold $3,073.00 Over by +$1,246.08."
																																																																																							* RESPA Homeownership Counselling Disclosure Date Test Fail (Lvl 3) "RESPA Homeowners Counseling Disclosure is missing from the loan documents."			Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54400765	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,254.93	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$751.56	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	68.826%	68.826%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	44.018%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title dated xx/xx/XXXX shows that subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX. xx assignment of mortgage was found.
xx active judgments or liens have been found.xx taxes of XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX.	xx history as of xx/xx/XXXX shows that loan is current and borrower is due for xx/xx/XXXX payment. xx payment was made on XXX/X/XXXX in the amount of $XXXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and interest rate is X.XXX%.	xx:xx is current and borrower is due for xx/xx/XXXX payment. xx per PH, the last payment was made on XXX/X/XXXX in the amount of $XXXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and interest rate is X.XXX%. xx FC action was noted. xx evidence of xx impact has been found. xx information about damage or repair was found. xx occupancy is unable to be determined.
xx:xx:xx	xx	xx: xx of xx: 3 xx: 4 |---| -1 |----| -25.00000% xx: xx of loan reflects 3. xx: xx:
xx: xx #1 xx: xx: M   xx:    xx %:    xx: xx dated xx/xx/2021 and signed at closing, reflects the xx's xx as xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 28 (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2021.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -4 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.018%   xx: 58.784%   xx: -14.766%   xx %: -14.xx%   xx: xx per final 1003 brorower income is $3,040.67 and total expenses are $1,338.43. DTI is 44.018%.   xx: xx:
xx: xx-xx per 1003 xx: 38.295% xx: 58.784% xx: -20.489% xx %: -20.xx% xx: xx borrower's monthly income is $3,040.67 after xx loan the xx amount $1,164.43 and xx-housing xx is $174.00. hence, the xx DTI xx is 38.295%. xx: xx:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.018%, the Borrower's income was $3,040.67 and total expenses are in the amount of $1,338.43 and the loan was underwritten by AUS/DU (Locator# XX_pg#79) and its recommendation is “Approve/Eligible” with a DTI of 44.018%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.02%. Tape shows undisclosed auto loan may push DTI higher. Unable to rely on docs in file and Unable to calc ATR."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26346549	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$763.14	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	57.576%	57.576%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	Not Applicable	16.152%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, recorded with the xx#xx.

xx chain of assignments found. xx to determine last assignee.

xx active liens and judgments have been found against borrower and property.

xx is no prior year real estate delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 3 xx: 4 |---| -1 |----| -25.00000% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -9 (xx)   xx %:    xx: xx report reflects appraisal date xx/xx/2021.   xx: xx:
xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: -4 (xx) xx %: xx: xx document reflects note date xx/xx/2021. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test due to Initial Closing Disclosure dated xx/xx/2021. Document disclosure is missing and 3 business days were added to get receipt date xx/xx/2021. Consummation date is xx/xx/2021.

Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $7,293.00 Fees threshold $5,461.58 Over By +$1,831.42.
The below fees were included in the test:
Application Fee paid by Borrower: $500.00
Points - Loan Discount Fee paid by Borrower: $6,793.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees Charged: $7,293.00 Fees Threshold: $5,461.58 Over by +$1,831.42. The following fees were included in the test:
Application Fee paid by Borrower: $500.00
Points - Loan Discount Fee paid by Borrower: $6,793.00."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows general appraisal requirements. The subject mortgage was completed as a cash-out refinance transaction on an exterior-only appraisal. However, an exterior -only appraisal was not permitted."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership Counseling Disclosure is missing from loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19508392	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,525.23	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	79.861%	79.861%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	39.453%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per seller's tape data the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX, with xx, A xx.
UT reflects SEVER xx: xx not found or not recorded.
xx chain of assignments found. xx to determine last assignee.
xx mortgages, liens and judgments found against the borrower and property is as follows:
X. xx updated title report dated xx/xx/XXXX shows that there is active senior mortgage against the subject property in the favor of ‘MERS as nominee for xx’, the in amount of $X,XXX.XX which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX (xx#xx).
xx is no prior year real estate delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	Missing Initial Closing Disclosure Missing or error on the Rate Lock Right of Rescission	xx: xx of xx: 2 xx: 5 |---| -3 |----| -60.00000% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 2 (xx)   xx %:    xx: xx report reflects appraisal date as xx/xx/2021.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -6 (xx)   xx %:    xx: xx document reflect note date as xx/xx/2021.   xx: xx:
xx: xx-xx per 1003 xx: 24.524% xx: 39.453% xx: -14.929% xx %: -14.xx% xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "The loan failed the discount fee test. This loan failed because either:
The loan has an origination fee that is greater than 1% of the principal; or
The compensation for origination fee or discount fee is not set to lender or the discount fee is not bona fide, and the sum of the discount points and origination fee is more than 1% of the principal."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the discount fee test. This loan failed because either:
The loan has an origination fee that is greater than 1% of the principal; or
The compensation for origination fee or discount fee is not set to lender or the discount fee is not bona fide, and the sum of the discount points and origination fee is more than 1% of the principal."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase TRID Tolerance test is incomplete due to Initial CD is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling Organizations Disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects following issue, "General Appraisal Requirements. The subject mortgage was completed as a cash-out refinance transaction on an exterior-only appraisal. However, an exterior -only appraisal was not permitted."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from the loan file."			Moderate	Pass	Pass	No Result	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42061901	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,006.51	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,035.99	2.875%	360	xx	xx	Conventional	Fixed	Refinance	89.179%	89.179%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	760	701	28.336%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, recorded with the xx# xx.

xx chain of assignments found. xx to determine last assignee.

xx active liens and judgments have been found against borrower and property.

xx is no prior year real estate delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx: xx of xx: 2 xx: 3 |---| -1 |----| -33.xx% xx: xx: xx:
xx: xx #2 xx: xx-xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 28 (xx)   xx %:    xx: xx documents reflect that xx date is xx/xx/2021.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -7.xx%   xx: xx report reflects apprasial value $xx.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx document shows that xx date is xx/xx/2021.   xx: xx:
xx: xx-xx per 1003   xx: 17.607%   xx: 28.336%   xx: -10.729%   xx %: -10.xx%   xx: xx income was 11,258.60 and xx primary expenses are in the amount of $xx hence calculated xx as per 1008 is 17.607%.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx documents reflect that property type is PUD. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID Tolerance test is incomplete due to initial closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows the file has an appraisal waiver through LPA. However, an appraisal was auto ordered for some reason. It did not come in until xx/xx/2021 which was after closing. However, its effective date was xx/xx/2021, which was prior to closing. Fannie rejected a loan waiver. Appraised value came in at $260K which put LTV at 97%. The appraisal is undervalued."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67017633	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,283.95	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,190.64	2.750%	360	xx	xx	VA	Fixed	Refinance	100.188%	100.188%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	655	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, recorded with the xx#xx.

xx chain of assignments found. xx to determine last assignee.

xx active liens and judgments have been found against borrower and property.

Xrd and Xth   installment xx of XXXX have been due on different dates total in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 65 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -6 (xx)   xx %:    xx: xx reflects original note doc date as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003 xx: xx: 0.000% xx: xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2020. Initial LE dated xx/xx/2020 reflects Lender Credit at $3,290.00. However, Final CD dated xx/xx/2020 reflects Lender Credit at $1,134.53. This is decrease of $2,155.47 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows In VA IRRRL streamline refinance loans, there  should be WAITING period or GAP of 210 days. First payment date of Existing mortgage which is getting paid off and is between Closing of our new Subject loan. In this loan the waiting period is not satisfied."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from loan documents."
																																																																																							* RESPA Homeownership Counselling Disclosure Date Test Fail (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."			Moderate	Pass	Pass	No Result	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18546289	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,329.57	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,729.42	2.250%	180	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	630	30.513%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with xx, recorded with the xx/ xx/xx# xx / XX.

xx of assignment has been completed. xx last assignment is with xx, xx.

xx active liens and judgments have been found against borrower and property.

Xnd   installment xx of XXXX have been due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing.
 xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comment does not state reason for default. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding xx and xx.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx evidence has been found regarding COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx #2 xx: xx: xx |---| |----| xx: xx per tape data, xx first name is xx. xx note document reflects xx. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N.A   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -6 (xx)   xx %:    xx: xx per xx data, xx is xx/xx/2020. xx documents reflect as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003 xx: 30.507% xx: 30.513% xx: -0.006% xx %: -0.00600% xx: xx per xx data, xx DTI is 30.513%. xx documents reflects as 30.507%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test Initial Loan Estimate dated xx/xx/2020. Document electronic sign by borrower on xx/xx/2020 which is after 3 business days from delivery date."
* GFE Disclosure Delivery Date Test Fail (Lvl 3)     "Loan fails initial Closing Disclosure delivery date test; Initial CD dated xx/xx/2020 not signed by borrower added three days to get receipt date 11/26/20201 that is after the consummation xx/xx/2020. Document tracker is proving Initial CD is delivered within three business days is missing from the loan documents"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows, Fannie Loan sold to Freddie. Exterior only appraisal performed and previous loan owned by Fannie. Repurchased to resell to Fannie, but repurchase was delayed and agency COVID overlays will not purchase any loan older than 6 months."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76728888	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,224.94	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,703.25	2.250%	360	xx	xx	VA	Fixed	Refinance	100.020%	100.020%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	692	717	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, MERS as nominee for xx, with xx#XXXX-xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

xx is an UCC xx in the favor of xx, xx which was recorded on xx/xx/XXXX (xx to xx).

Xst and Xnd installments combined taxes of XXXX are due on xx/xx/XXXX & xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the current status of the loan is performing. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the current status of the loan is performing.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx from XX.X years.

xx:xx:xx	xx	Origination Appraisal	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 60 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -6 (xx)   xx %:    xx: xx reflects original note doc date as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003 xx: xx: 0.000% xx: xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Initial Closing Disclosure dated xx/xx/2020. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2020 which is after the Consummation date xx/xx/2020."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $169,172.76. Calculated finance charge $169,322.76 for an under disclosed amount of $150.00.  Reason for finance charge under disclosure is unknown as the Fee Itemization and the compliance findings are missing."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per seller tape, Loan does not meet GNMA seasoning requirements. Prior loan not seasoning 210 days prior to first payment due to new closing date."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16703399	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,642.62	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,714.16	2.375%	360	xx	xx	VA	Fixed	Refinance	101.119%	101.119%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	733	636	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, MERS as nominee for xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

xx active judgments or liens have been found against the borrower.
Xst and Xnd installments xx taxes of XXXX have been paid on xx/xx/XXXX & xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the current status of the loan is performing. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the current status of the loan is performing.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xx as a xx from X.X years.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 69 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 101.119%   xx: 100.616%   xx: 0.503%   xx %: 0.xx%   xx: xx used for xx:$436,170.00 xx of xx(s):$0. xx:$441,052.00. CLTV = 101.119%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -6 (xx)   xx %:    xx: xx document reflects xx as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 101.119%   xx: 100.616%   xx: 0.503%   xx %: 0.xx%   xx: xx used for xx:$436,170.00 xx:$441,052.00. LTV=101.119%.   xx: xx:
xx: xx-xx DTI per 1003 xx: xx: 0.000% xx: xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Initial Closing Disclosure dated xx/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021 which is after the Consummation date xx/xx/2021."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows in VA IRRRL streamline refinance loans, there should be waiting period or gap between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our new subject loans. In this loan the waiting period is not satisfied."			Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77905341	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$781.33	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$800.05	2.625%	180	xx	xx	Conventional	Fixed	Refinance	47.600%	47.600%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	794	Not Applicable	46.227%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, MERS as nominee for xx, with xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

xx active judgments or liens have been found against the borrower.
xx taxes of XXXX are due on xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the current status of the loan is performing. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the current status of the loan is performing.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.

xx:xx:xx	xx	xx: xx #1 xx: |---| |----| xx: xx per tape data, xx middle name is. xx note document reflects . xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N.A   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 62 (xx)   xx %:    xx: xx to the payment history as of xx/xx/2021, the last payment was received on xx/xx/2021   xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $1000.00   xx %: 0.xx%   xx: xx per xx data, xx value is $118,000.00. xx documents reflects as $119,000.00.   xx: xx:
xx: xx CLTV xx: 47.600%   xx: 47.200%   xx: 0.400%   xx %: 0.xx%   xx: xx used for xx: $250,000.00. xx: $00.000. xx: $119,000.00 CLTV = 47.600%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -3 (xx)   xx %:    xx: xx per xx data, xx is xx/xx/2021. xx documents reflect as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 47.600%   xx: 47.200%   xx: 0.400%   xx %: 0.xx%   xx: xx used for xx: $250,000.00 xx: $119,000.00 LTV = 47.600%   xx: xx:
xx: xx-xx DTI per 1003 xx: 42.721% xx: 45.445% xx: -2.724% xx %: -2.xx% xx: xx per xx data ,xx DTI is 45.445%. xx, as per final application post close DTI is 46.22%. xx: xx:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership Counseling disclosure is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per the Note, the loan amount is $119,000.00. But the PH shows loan amount as $118,000.00. "Seller tape shows, Loan sold with incorrect loan amount. Sold with loan amount of $118,000.00 but closed on docs of $119,000.00. AUS never re-run with correct loan amount. Subject property is non owner occupied."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73535506	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,029.54	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,745.30	2.500%	360	xx	xx	VA	Fixed	Cash Out	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	29.312%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments found against the borrower.
xx taxes for the year XXXX have been paid for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next dye date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next dye date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the bankruptcy and foreclosure. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 63 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 29.312%   xx: 29.310%   xx: 0.002%   xx %: 0.00200%   xx: xx's monthly income is $16,972.00 after subject loan the proposed amount $3,403.85 and total non-housing xx is $1,571.00. xx, the calculated DTI ratio is 29.31%.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx dated xx/xx/2021 reflects the subject property as a PUD. xx notarized on xx/xx/2021 contains a PUD rider. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for initial closing disclosure dated xx/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021 which is after the Consummation date xx/xx/2021."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "In order to qualify GNMA Seasoning requirements, a VA loan must be seasoned for at 210 days and you must have made your mortgage payment for at least 6 consecutive months. The 210 day counxxown begins from the due date of your first mortgage payment. However, seller tape reflects, this loan is not eligible for VA seasoning. The gap between prior loan first due date to new closing date is less than 210 days."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81055728	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,239.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,297.70	3.000%	360	xx	xx	VA	Fixed	Cash Out	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	42.538%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $xx.
xx chain of assignment has been completed. xx, the assignment is with MERS as nominee for xx which is recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx combined taxes of XXXX have been paid in the amount of $XXXX.
xx prior year delinquent taxes have been found.

xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx repairs and damages have been found. xx comments have been found stating the borrower’s income is impacted by xx.
 xx borrower xx J xx has been working at xx of xx as a xx for X years
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 60 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 42.538% xx: 42.540% xx: -0.002% xx %: -0.00200% xx: xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID Tolerance Test is incomplete due to Initial Closing Disclosure is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects, did not meet GNMA seasoning requirements. Prior loan not seasoning 210 days prior to first payment due date to new closing date. Unable to rely on docs in file. Elevated for client review."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
* Missing Required Disclosures (Lvl 3)     "As per the COC (Locator: XX.pdf pg#258), LE dated xx/xx/2021 and CD dated xx/xx/2021 are missing in the loan file."
																																																																																							* RESPA Homeownership Counselling Disclosure Date Test Fail (Lvl 3) "Homeownership Counseling Disclosure is missing in loan file."			Minimal	Pass	Pass	No Result	Pass	Not Covered	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95074950	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,480.03	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,384.87	2.750%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	755	734	21.440%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in the favor of “xx.” with the xx.
xx chain of assignment is complete.
xx active judgments or liens have been found.
xx county taxes of XXXX are due for xx/xx/XXXX in the amount of $X,XXX.XX.
xx delinquent taxes have been found for the prior year.
xx of payment history as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X.XX% which was applied for the due date xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.	xx:xx current status is performing.
xx of payment history as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X.XX% which was applied for the due date xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.
xx foreclosure and bankruptcy evidence has been founds.
xx damage or repairs have been found.

xx:xx:xx	xx	xx: xx: xx: xx |---| |----| xx: xx document reflects borrower's first name as xx. xx: xx:
xx: MI xx: MGIC   xx: xx:    xx %:    xx: MI certificate reflects MI company name as MGIC.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -97 (xx)   xx %:    xx: xx report reflects the effective date as xx/xx/2021.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -8.xx%   xx: xx report reflects xx value as $xx.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx report reflects xx property type as PUD. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $252.94 on final CD dated xx/xx/2021. There is a total fee increased of $252.94 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $252.94 on final CD dated xx/xx/2021. There is a total fee increased of $252.94 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the Homebuyer Education Course is not completed."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65704525	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,081.14	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$788.27	2.500%	360	xx	xx	Conventional	Fixed	Refinance	60.455%	60.455%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	799	805	20.928%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comments have been found regarding reason for default.
xx borrower xx has been working at xx of xx as xx for X years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx details have been found regarding damage.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A. xx: xx:
xx: xx: xx: xx/xx/2021   xx:    xx %:    xx: xx shows that xx is not required but PIW is in loan documents.   xx: xx:
xx: xx: $xx: $xx: $8000.00   xx %: 2.xx%   xx: xx per xx or xx CD reflects, xx is 330,000.   xx: xx:
xx: xx-xx DTI per 1003   xx: 20.928%   xx: 20.930%   xx: -0.002%   xx %: -0.00200%   xx: xx income was $9,502.13 and xx expenses are in the amount of $1,392.58 hence calculated xx as per 1008 is 20.928%.   xx: xx:
xx: xx of xx: xx rate or term   xx: xx in xx/xx:    xx %:    xx: xx of xx per xx shows "xx".   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx shows that property is PUD. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase did not test TRID Tolerance test since the provided initial CD didn't sign by the borrowers 3 business days before the closing."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the Credit report was expired by 4 days. It's a perfect credit too."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57010600	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,361.69	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$617.52	3.375%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	43.944%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is with xx, xx.
xx is UCC lien recorded on xx/xx/XXXX in the favor of GoodLeap, xx the amount is unavailable.
xx taxes for the year XXXX have been paid for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of xx/xx/XXXX. xx borrower is regular with the payment and the next due date per tape is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I per tape is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of xx/xx/XXXX. xx borrower is regular with the payment and the next due date per tape is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I per tape is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx per the servicing comment dated xx/xx/XXXX, the subject property loss information has been noted. xx reason of loss is disaster. xx, no latest comments have been found regarding the details of damage. xx comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2021   xx: -342 (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2020.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -35.xx%   xx: xx reflects the value as $xx.   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 43.944% xx: 43.940% xx: 0.004% xx %: 0.00400% xx: xx value used for underwriting: $144,000.00. xx of secondary lien(s): $0.00. xx amount: $139,680.00. CLTV = 43.944%. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE Risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.94% as the Borrower’s income is $2,773.33 and total expenses are in the amount of $1,218.71 and the loan was underwritten by AUS/DU (Locator#XX Credit docs combined.pdf Page#147) & its recommendation is “Approve/Eligible” and DTI is showing in it as 43.94%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3787457	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,990.85	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,515.16	3.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	33.317%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $xx.
xx chain of assignment has not been completed. xx, the assignment is with NTFN, xx., which is recorded on xx/xx/XXXX. xx note states that the assignments were recorded on wrong order.
xx active judgments or liens have been found.
xx combined taxes of XXXX have been due in the amount of $XXXX.XX.
xx combined taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx repairs and damages have been found. xx comments have been found stating the borrower’s income is impacted by xx.xx borrower xx is the owner at xx. for X years X months.
xx:xx:xx	xx	xx: xx #1 xx: xx: P |---| |----| xx: xx dated xx/xx/2021 and signed at closing, reflects the xx's first name as xx. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -67 (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 33.317%   xx: 44.710%   xx: -11.393%   xx %: -11.xx%   xx: xx borrower's monthly income is $8,230.00 after xx loan the xx amount $2,254.96 and xx-housing xx is $487.00. hence, the xx DTI xx is 33.317%.   xx: xx:
																																																																																				xx: xx: xx 128 xx: xx 128 xx: xx %: xx: xx signed on xx/xx/2021 reflects the property address as xx 128. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Subject approved at 33.23%. Tape shows income miscalculation and revised DU in file show DTI as caution at 44.7%, QM failure."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15996962	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,415.30	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,742.55	2.875%	360	xx	xx	Conventional	Fixed	Refinance	78.067%	78.067%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	756	745	34.664%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in the favor of “xx, xx.” with the xx#xx.
xx chain of assignment is complete.
xx is one prior civil judgment active against the borrower “xx” in the amount of $X,XXX.XX held by xx., a xx and recorded on xx/xx/XXXX.
xx county taxes of XXXX are due in the total amount of $X,XXX.X.
xx delinquent taxes have been found for the prior year.
xx of payment history as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.	xx:xx current status is performing.
xx of payment history as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with the interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.
xx foreclosure and bankruptcy evidence has been founds.
xx damage or repairs have been found.

xx:xx:xx	xx	Affiliated Business Disclosure Missing or error on the Rate Lock Origination Appraisal	xx: xx #1 xx: xx: A |---| |----| xx: NA xx: xx:
xx: xx #2 xx: xx: L   xx:    xx %:    xx: NA   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2021   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 34.664% xx: 35.000% xx: -0.336% xx %: -0.xx% xx: xx reflects the xx-xx DTI per 1003 as 34.664%. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects, Loan closed without an appraisal but one was required per DU. Appraisal report is missing in the loan file."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing in the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7696279	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,162.39	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,182.50	2.750%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	26.874%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $xx.
xx chain of assignment has been completed. xx, the assignment is with xx, xx which is recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx combined taxes of XXXX have been due in the amount of $XXXX.XX.
xx combined taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx repairs and damages have been found. xx comments have been found stating the borrower’s income has been impacted by xx. xx borrower xx D. xx has been working at xx A&M - xx as an xx for X months.
xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: MI document is missing from the loan documents. xx: xx:
xx: xx: FHA   xx: xx:    xx %:    xx: xx loan is FHA loan.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2021   xx: -304 (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2020.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -2.xx%   xx: xx reflects the xx value as $xx.   xx: xx:
xx: xx-xx DTI per 1003   xx: 26.874%   xx: 26.870%   xx: 0.004%   xx %: 0.00400%   xx: xx failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 26.874%, the borrower's income was $7,980.00 and total expenses are in the amount of $2,144.56 and the loan was underwritten by AUS/DU (xx# xx v1.pdf xx#335) and its recommendation is “xx/xx” with a DTI of 26.874%.   xx: xx:
xx: xx: 2 xx: xx: xx %: xx: xx dated xx/xx/2020 reflects the subject property as a 2 xx. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2020. Initial CD dated xx/xx/2020 reflects Lender Credit at $3,888.00, however, Revised CD dated reflects Lender Credit at $276.00. This is decrease of $3,612.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects, FHA loan that was rejected to be insured by FHA."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing in the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85869774	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$7,694.61	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,772.61	4.125%	360		xx	xx		Conventional	Fixed		Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	40.023%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $xx.
xx chain of assignment has been completed. xx, the assignment is with xx, xx which is recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment combined taxes of XXXX have been due in the amount of $XXXX.XX.
Xrd instalment combined taxes of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx repairs and damages have been found. xx comments have been found stating the borrower’s income is impacted by xx. xx borrower xx has been working at xx of xx as an xx for XX years X month.
xx:xx:xx	xx	Missing or error on the Rate Lock Origination Appraisal	xx: xx #1 xx: xx: F |---| |----| xx: xx dated xx/xx/2019 and signed at closing, reflects the xx's xx as xx. xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: MI certificates reflects company name as xx.   xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2021   xx: -537 (xx)   xx %:    xx: xx report is missing from loan documents. xx, I have considered appraisal date as intial application date.   xx: xx:
xx: xx-xx DTI per 1003 xx: 40.023% xx: 40.020% xx: 0.003% xx %: 0.00300% xx: xx borrower's monthly income is $9,066.08 after xx loan the xx amount $2,477.56 and xx-housing xx is $1,150.93. hence, the xx DTI xx is 40.023%. xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows power of attorney is ineligible under FNMA guidelines because it was signed by the settlement agent. Reaching out to PT for impact and elevating for client review."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails Qualified Mortgage Points and Fees test due to Fees charged $21,004.00 Fees threshold $0.00 Over By +$21,004.00
The below fees were included in the test:
Administration Fee paid by Borrower: $745.00
Real Estate Commission paid by Seller: $19,000.00
Settlement or Closing Fee paid by Borrower: $750.00
Underwriting Fee paid by Borrower: $509.00"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	No Result	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25997755	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,639.90	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,377.95	2.375%	180	xx	xx	Conventional	Fixed	Refinance	29.784%	29.784%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	No	Not Applicable	No	762	Not Applicable	26.377%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# XXXX-xx.
xx chain of the assignment has been completed.
xx is a junior mortgage active in the favor of xx and xx, in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx Xst half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX.
xx Xnd half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the status of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comments have been found regarding reason for default.
xx borrower kuei-xx has been working at xx xx for X years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx details have been found regarding damage.

xx:xx:xx	xx	Flood Certificate	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx at xx (xx)   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2021   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 26.377% xx: 26.360% xx: 0.017% xx %: 0.01700% xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject NOO loan Approved at 26%. Seller tape reflects, closed this loan with an incorrect income expiration date."
																																																																																							* Missing flood cert (Lvl 3) "Flood Certificate is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38368553	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$971.61	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	68.000%	68.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	758	45.238%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the status of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comments have been found regarding reason for default.
xx borrower xx R. xx has been working at xx as xx for X years.
xx per seller's tape data the subject property has been occupied by  unknown and is in average condition. xx details have been found regarding damage.

xx:xx:xx	xx	Appraisal (Incomplete) Flood Certificate Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -20 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx: xx: xx/xx/2021   xx:    xx %:    xx: xx reflects the date effective date as xx/xx/2021.   xx: xx:
xx: xx: $xx: $xx: $xx %: 18.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 45.108%   xx: 73.600%   xx: -28.492%   xx %: -28.xx%   xx: xx borrower's monthly income is $11,550.46 after xx loan the xx amount $1,401.16 and xx-housing xx is $3,809.05. hence, the xx DTI xx is 45.108%.   xx: xx:
xx: xx of xx: xx (GSE definition)   xx: xx - xx:    xx %:    xx: xx application reflects xx of refinance is xx cash out.   xx: xx:
xx: xx: xx/xx/2051 xx: xx/xx/2051 xx: -20 (xx) xx %: xx: xx reflects the xx as xx/xx/2051. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "This loan is eligible for an appraisal waiver. However, PIW is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed  Pennsylvania license validation test due to The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Compliance Ease delivery and timing test for Closing Disclosure dated xx/xx/2020. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2020 which is after the Consummation date xx/xx/2020."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.238%, the Borrower income was $11,550.46 and total expenses are in the amount of $5,225.17 and the loan was underwritten by LP (Locator# XX) and its recommendation is “ACCEPT” with a DTI of 45%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45%. Tape shows co-borrower was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82288311	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,247.36	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,098.22	2.875%	360	xx	xx	Conventional	Fixed	Refinance	58.822%	72.978%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	620	Not Applicable	31.764%	First	Final policy	Not Applicable	$63,700.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx, xx which was recorded on xx/xx/XXXX.
xx is a junior mortgage in the favor of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX. xx, the subordination agreement is located at xx#xx.pdf pg#XX.
xx of XXXX have been paid in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: MI is not required. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -128 (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2021.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -13.xx%   xx: xx per xx CD xx value is $450,000.00   xx: xx:
xx: xx-xx DTI per 1003   xx: 31.764%   xx: 28.740%   xx: 3.024%   xx %: 3.02400%   xx: xx failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 31.764%, the borrower's income was $10,797.63 and total expenses are in the amount of $3,429.46 and the loan was underwritten by AUS/DU (xx# xx combined.pdf.pdf xx#118) and its recommendation is “xx/xx” with a DTI of 31.764%.   xx: xx:
xx: xx: xx: 1003 xx:    xx %:    xx: xx signed on xx/xx/2021 reflects the property address as xx.   xx: xx:
																																																																																				xx: xx of xx: xx-xx: xx in xx/xx: xx %: xx: xx and xx DU reflect xx-xx. xx received no cash back at closing and paid off no liabilities. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2021 and the loan closed on xx/xx/2021. No lock extension found."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 31.764%. Tape shows that debts were not paid off at closing. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34172343	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,120.82	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$884.74	3.625%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	42.312%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $xx.
xx chain of assignment has been completed. xx, the assignment is with xx, xx which is recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx combined taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx repairs and damages have been found. xx comments have been found stating the borrower’s income is impacted by xx. xx borrower xx has been working at xx of xx as a xx II for X year X months.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: MI xx: xx: GE xx |---| |----| xx: MI cert reflects company as xx. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2021   xx: -365 (xx)   xx %:    xx: xx report in loan file reflects appraisal date as xx/xx/2020.   xx: xx:
xx: xx: $xx: $xx: $-5000.00   xx %: -2.xx%   xx: xx report in loan file reflects appraised value as $xx  xx: xx:
xx: xx-xx DTI per 1003   xx: 42.312%   xx: 42.310%   xx: 0.002%   xx %: 0.00200%   xx: xx T&I for xx: (xx $82.63 + xx $95.22 + xx $00 + MI $95.38 + HOA xx $16.67 ) equals $1,174.64 and xx payments are $677.57. xx income xx as $4,377.50. xx, xx-xx DTI per 1003 is 42.312%.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx report in loan file reflects property type as PUD. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows homebuyer's Ed was required per loan type but was not completed."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2020 and the loan closed on xx/xx/2020. No lock extension found."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42284774	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$901.82	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$352.52	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	809	797	46.914%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx of XXXX are due in the amount of $XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx #1 xx: xx: S |---| |----| xx: xx dated xx/xx/2021 and signed at closing, reflects the xx as xx. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -112 (xx)   xx %:    xx: xx report reflects original appraisal date as xx/xx/2021.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -32.xx%   xx: xx report reflects original appraised value as $xx.   xx: xx:
xx: xx-xx DTI per 1003 xx: 46.914% xx: 46.910% xx: 0.004% xx %: 0.00400% xx: xx borrower's monthly income is $10,727.83 after xx loan the xx amount $2,537.81 and xx-housing xx is $2,495.00 hence, the xx DTI xx is 46.914%. xx: xx:	3: Curable	* Final Application Incomplete (Lvl 3) "Final application is not hand dated by borrower."
* HUD-1 is not signed by borrower (Lvl 3)     "Final application is not hand signed by borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows this borrower originated 3 loans with us at the same time. The LO incorrectly copied over the AUS information so all 3 loans closed with the same casefile#. Subject loan is Non-owner occupied mortgage."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate business disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63222251	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,077.58	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$470.02	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	56.842%	56.842%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	809	797	47.465%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx, xx which was recorded on xx/xx/XXXX.
xx is a civil judgment in the favor of XXCVMXXX in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx of XXXX are due in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Affiliated Business Disclosure Missing or error on the Rate Lock	xx: xx #1 xx: xx: S |---| |----| xx: xx dated xx/xx/2021 and signed at closing, reflects the xx #1 middle name as xx. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -112 (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2021.   xx: xx:
xx: xx: $xx: $xx: $-6000.00   xx %: -3.06122%   xx: xx reflects the value as $xx.   xx: xx:
xx: xx-xx DTI per 1003 xx: 47.465% xx: 47.550% xx: -0.085% xx %: -0.08500% xx: xx's income is $10,839.26 after subject loan the proposed amount $0.00 and total xx-xx payments is $2,607.00 hence, the calculated DTI ratio is 24.051% xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects, this borrower originated 3 loans with us at the same time. The LO incorrectly copied over the AUS information so all 3 loans closed with the same casefile."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.47% as the Borrower income was $10,839.26 and total expenses are in the amount of $5,144.81 per AUS/DU (Locator#XX) and its recommendation is “Approve/Eligible with 47.47%.”."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21964491	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,174.49	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$932.62	2.500%	180	xx	xx	Conventional	Fixed	Refinance	73.229%	73.229%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	21.872%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in the favor of “xx, N.A.” with the xx | xx/xx# xx XXXX / XXXX.
xx chain of assignment is complete.
xx active judgments or liens have been found.
xx delinquent taxes have been found for the prior year.
xx of payment history as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the interest rate X.XXX% which was applied for the due date xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.	xx:xx current status is performing.
xx of payment history as of xx/xx/XXXX reveals that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with the interest rate X.XXX% which was applied for the due date xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.
xx foreclosure and bankruptcy evidence has been found.
xx damage or repairs have been found.

xx:xx:xx	xx	Affiliated Business Disclosure Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2021   xx: -394 (xx)   xx %:    xx: N.A.   xx: xx:
xx: xx-xx DTI per 1003   xx: 21.872%   xx: 22.000%   xx: -0.128%   xx %: -0.xx%   xx: xx per xx 1003 application post-close DTI as 21.872%.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx mortgage subject property type as PUD. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: $5,116.21 Fees Threshold: $4,010.43 Over by +$1,105.78. The following fees were included in the test:
Loan Origination Fee paid by Borrower: $1,095.00
Points - Loan Discount Fee paid by Borrower: $4,021.21"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TILA Test Failed (Lvl 3)     "The Loan has failed Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test.
Final CD was disclosed on xx/xx/2020 and PCCD was disclosed after 60 calendar days on xx/xx/2021."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees Charged: $5,116.21 fees threshold: $4,010.43 over by +$1,105.78. The following fees were included in the test:
Loan Origination Fee paid by Borrower: $1,095.00
Points - Loan Discount Fee paid by Borrower: $4,021.21"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows unsalable due to loan being too aged to deliver to the agency from the seller . The delay on this file was due to needing the borrower to correct some of the documents. Borrower closed in a trust but signature lines were not correct."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated business disclosure is missing from loan documents."			Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48996178	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,354.60	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$560.11	3.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	704	Not Applicable	37.324%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx, xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx of XXXX are due in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: MI xx: xx: xx |---| |----| xx: MI xx reflects company name as xx. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2021   xx: -344 (xx)   xx %:    xx: xx report reflects original appraisal date as xx/xx/2020.   xx: xx:
xx: xx: $xx: $xx: $-7000.00   xx %: -4.xx%   xx: xx per appraisal report original appraised value as $xx.   xx: xx:
xx: xx-xx DTI per 1003 xx: 37.324% xx: 37.320% xx: 0.004% xx %: 0.00400% xx: xx per xx 1003 application post-close DTI as 37.324%. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows Received a caution/refer once the u/w was finished and was not caught."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7782029	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,059.30	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,264.05	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	65.217%	65.217%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	811	806	36.950%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx is one prior civil judgment in favor of xx of xx, by its xx of the xx of xx and xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx of XXXX have been paid in the amount of $X,XXX.XX.
xx of XXXX are due in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -8 (xx)   xx %:    xx: xx/xx/2021.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -4 (xx)   xx %:    xx: xx note document is xx/xx/2020.   xx: xx:
																																																																																				xx: xx: 2 xx: xx: xx %: xx: xx dated xx, reflects the subject property as a 2 xx. xx notarized on xx/xx/2020 contains a 1-4 xx rider. xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as Owner occupied but per seller defect may be non-owner occupied as BWR has another loan from same timeframe showing subject as NOO"	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 36.95%. Seller defect shows debts not paid at closing may push DTI over 51.81%. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8211217	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$626.14	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$511.10	3.490%	360	xx	xx	VA	Fixed	Cash Out	84.415%	84.415%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	27.963%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $xx.
xx chain of assignment has been completed. xx, the assignment is with MERS as nominee for xx, xx which is recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx combined taxes of XXXX have been paid in the amount of $XXX.XX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx RFD is unable to be determined. xx repairs and damages have been found. xx comments have been found stating the borrower’s income is impacted by xx. xx borrower xx has been working at MS xx-xx as a xx for XX years X months.
xx:xx:xx	xx	Affiliated Business Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 2 (xx)   xx %:    xx: xx to the payment history as of xx/xx/2021, the borrower is current with the loan and the next payment is due for xx/xx/2021. xx last payment was received on xx/xx/2021   xx: xx:
xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: -6 (xx) xx %: xx: xx per xx data, xx is xx/xx/2021. xx, xx documents reflects note date as xx/xx/2021. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows repurchased loan due to insufficient Entitlement-2nd entitlement was used for the borrower to qualify but the loan does not meet the requirements to be eligible."
* MI, FHA or MIC missing and required (Lvl 3)     "VA Guaranty certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85508184	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,893.65	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,275.83	2.990%	360	xx	xx	Conventional	Fixed	Purchase	68.864%	68.864%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	44.509%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments found against the borrower.
xx taxes for the year XXXX have been paid in the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

																																																																																	xx:xx:xx	xx		xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx: xx: xx: xx/xx/2025 xx: xx/xx/2021 xx: 1233 (xx) xx %: xx: NA xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.509%, the Borrower income was $5,343 and total expenses are in the amount of $2,378.10 and the loan was underwritten by DU (Credit File - XX_pg#241) and its recommendation is “Refer Caution” with a DTI of 43.98%"	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial LE is missing from loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63779585	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$716.20	3.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	787	786	49.152%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx prior year’s delinquent taxes have been found.
xx loan was originated on xx/xx/XXXX. xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx amount of PITI is $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx loan was originated on xx/xx/XXXX. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx amount of PITI is $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comments have been found regarding reason for default.
xx borrower xx has been working at xx on xx as xx for XX years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx details have been found regarding damage.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx #2 xx: xx-xx: xx |---| |----| xx: xx dated xx/xx/2021 and signed at closing, reflects the xx's xx as xx-xx. xx: xx:
xx: xx #2 xx: xx: M   xx:    xx %:    xx: xx dated xx/xx/2021 and signed at closing, reflects the borrower's middle name as xx.   xx: xx:
xx: xx: xx: xx/xx/2021   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -2 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 49.152%   xx: 48.631%   xx: 0.521%   xx %: 0.xx%   xx: xx per final 1003 borrower income is $7,513.87 and total expenses are $3,654.06. DTI is 48.631%.   xx: xx:
xx: xx-xx per 1003 xx: 13.857% xx: 31.941% xx: -18.084% xx %: -18.08400% xx: xx per final 1003 borrower income is $7,513.87 and total expenses are $1,041.21. xx-closing housing ratio reflects 13.857%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2021 doesn’t reflects Lock Extension Fee. However, Final CD dated xx/xx/2021 reflects Lock Extension Fee at $194.40. This is an increase of $194.40 for charges that cannot increase.

Loan failed charges that cannot increase test. Initial LE dated xx/xx/2021 doesn’t reflects Rush Fee. However, Final CD dated xx/xx/2021 reflects Rush Fee at $25.00. This is an increase of $25.00 for charges that cannot increase test.

Loan failed charges that cannot increase test. Initial LE dated xx/xx/2021 reflects Points - Loan Discount Fee at $810.00. However, Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at $1,620.00. This is an increase of $810.00 for charges that cannot increase test.

Loan failed charges that cannot increase test. Initial LE dated xx/xx/2021 reflects Appraisal Fee at $475.00. However, Final CD dated xx/xx/2021 reflects Appraisal Fee at $550.00. This is an increase of $75.00 for charges that cannot increase test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows Business Decision to close Unwarrantable Condo - 10% down for a second home, we are unable to consider this project warrantable due to the budgeted reserves and special assessments being used for repairs/improvements. Unfortunately the best we could muster for Yxx reserves is 7% - Non QM Loan."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.631%, the Borrower income was $7,513.87 and total expenses are in the amount of $3,654.06 and the loan was underwritten by LP (Locator# XX) and its recommendation is “Accept” with a DTI of 49.00%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58219434	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,485.66	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$545.50	3.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	43.645%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments found against the borrower.
xx taxes for the year XXXX have been paid in the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx pay date of loan is xx/xx/XXXX. xx to the payment history tape data as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date per tape is xx/xx/XXXX. xx tape shows last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan as per PH tape is performing. xx to the payment history tape data as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date per tape is xx/xx/XXXX. xx tape shows last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.xx evidences have been found regarding the foreclosure and bankruptcy as latest CH is missing. xx, unable to determine the occupancy.
xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1192 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx per 1003   xx: 10.624%   xx: 19.932%   xx: -9.308%   xx %: -9.xx%   xx: xx T&I for xx: (xx $123.81+ xx $78+MI$0.00+ flood insurance $0.00+ HOA xx $0.00) xx primary housing expenses after subj loan is $747.31 xx income $7,034.08. xx-close housing ratio per 1003 is 10.624%.   xx: xx:
																																																																																				xx: xx: 2 xx: xx: xx %: xx: xx report reflects xx property type as a 2 xx. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows loan closed with LTV exceeding guidelines of needing to be less than 75% for a 2-4 unit property. AUS was ran as a 1 unit."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45629060	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,938.10	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,872.36	3.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	35.810%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx of XXXX have been paid in the amount of $X,XXX.XX.	xx per payment history tape date, the next due date for the payment is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.	xx:xx, the loan is in performing and as per payment history tape date, the next due date for the payment is xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.
xx reason for default is unable to be determined. xx collection comments are missing. xx COVID review has not been performed.
xx:xx:xx	xx	Appraisal (Incomplete) Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx: xx: xx/xx/2021   xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: -2 (xx) xx %: xx: xx per xx document date is xx/xx/2021. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Appraisal report in loan file is 'Subject TO' and reflects the issue as the installation of discharge tubing on the water heater per local code, per FHA / HUD Handbook 4000.1 guidelines. This is a hypothetical condition employed and thus should not be completed, there could be impact on the value conclusion. Estimate amount of cost to repair is not available in the appraisal report and Final CD does not reflect any escrow holdback. However, Appraisal 1004D Update/Completion report is missing from loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Revised CD dated xx/xx/2021. Initial LE dated xx/xx/2021 does not reflect Transfer Taxes Fee. Revised CD dated xx/xx/2021 reflects Transfer Taxes Fee at $10.00. This is fee increase of $10.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows this is firing edits that a high balance loan with sfc 808 cannot be manually underwritten. FNMA High Balance and Freddie Super Conforming are not eligible for manual underwriting. However AUS/DU is located at Credit File - xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24050181	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,570.06	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$615.65	3.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	34.322%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $xx.
xx chain of assignment has been completed. xx, the assignment is with xx which is recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment combined taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx present status of the loan is in performing and the next payment is due for xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX.xx RFD is unable to be determined. xx repairs and damages have been found. xx comments have been found stating the borrower’s income is impacted by xx. xx borrower xx M. xx has been working at xx as a xx for X years
xx:xx:xx	xx	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1233 (xx) |----| xx: xx to the payment history as of xx/xx/2021, the borrower is current with the loan and the next payment is due for xx/xx/2021. xx last payment was received on xx/xx/2021 xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan repurchased due to appraisal issue.
																																																																																							Comparable - failed to support value. FLS responded twice and were rejected twice. Inappropriate Comparable Sale Selection Due to Location Use of Physically Dissimilar Comparable Sale - Gross Living Area Failure to Report and/or Analyze Subject Listing History Adjusted Value of Comparable Sale Failed to Support Appraised Value."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49164419	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,755.46	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,601.42	3.490%	360	xx	xx	FHA	Fixed	Refinance	82.656%	82.656%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	659	670	39.373%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx UCC lien recorded on xx/xx/XXXX in the favor of xx recorded on xx/xx/XXXX;however, the amount is unavailable.
xx taxes for the year XXXX-XX have been paid in the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1223 (xx)   xx %:    xx: NA   xx: xx:
xx: xx CLTV xx: 82.656%   xx: 81.234%   xx: 1.422%   xx %: 1.xx%   xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: NA   xx: xx:
xx: xx LTV (OLTV) xx: 82.656% xx: 81.234% xx: 1.422% xx %: 1.xx% xx: NA xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the revised closing disclosure delivery date test (waiting period required). Changes before consummation requiring a new waiting period due to the annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed Charges that Cannot Increase Test due to fees increased in the Final CD dated xx/xx/2021. Revised LE dated xx/xx/2021 reflects Points - Loan Discount Fee at $64.00 but this fee is increased to $67.84 in the final CD. Revised CD dated xx/xx/2021 reflects Rate Lock Fee at $421.96 which is increased in the final CD to $874.83. Initial LE reflects Appraisal Fee at $475.00 but the same fee is increased in the final CD to $550.00. Overall this is fee increase of $531.71.

TRID Violation in “Charges That Cannot Increase More Than 10% Test”. Comparable fee amount for charges that cannot increase more than 10% in Initial Loan Estimate is $805.00 and on Final Closing Disclosure Fee amount is $2,165.75. Fee amount exceeds by $1,280.25."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows, repurchased loan due to Excessive Loan Amount - Loan exceeds FHA statutory limit for 2020 of $331,760. The FHA case number for this loan was assigned on xx/xx/2020. However, the maximum loan limit for 2021 of $551,500 was utilized for the approval resulting in an incorrect/unallowable base loan amount. The loan exceeds the 2020 statutory loan limit by $25,313."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66981816	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,402.92	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,102.53	2.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	792	40.016%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xst half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx Xnd half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the xx of loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comments have been found regarding reason for default.
xx borrower xx M. xx has been working at xx as xx for X years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx details have been found regarding damage.

xx:xx:xx	xx	HUD-1 Closing Statement	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1227 (xx) |----| xx: xx: xx: xx: xx: xx/xx/2020 xx: xx/xx/2020 xx: -11 (xx) xx %: xx: xx date is xx/xx/2020. xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD signed and hand dated by the borrower on xx/xx/2020 is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows, Repurchased loan due to Self report to FNMA due to not obtaining MI as needed. Loan closed with an LTV of 90% resulting in the requirement of 25% MI coverage. Due to oversight the MI conditional commitment was not cleared resulting in MI coverage not being obtained. Credit score will be impacted by mortgage payment history."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50152179	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$323.78	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$519.24	3.250%	360	xx	xx	Conventional	Fixed	Purchase	99.425%	99.425%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	44.135%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx is junior mortgage originated on xx/xx/XXXX for the amount of $XXXX.XX with lender xx of the xx of xx, xx.
xx taxes for the year XXXX have been paid in the amount of $XXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 13 (xx) |----| xx: NA xx: xx:
xx: MI xx: 35.000%   xx: 30.000%   xx: 5.000%   xx %: 5.00000%   xx: NA   xx: xx:
xx: xx CLTV xx: 99.425%   xx: 99.910%   xx: -0.485%   xx %: -0.xx%   xx: NA   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -2 (xx)   xx %:    xx: NA   xx: xx:
xx: xx LTV (OLTV) xx: 99.425% xx: 97.000% xx: 2.425% xx %: 2.xx% xx: NA xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan has failed Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test.

Final CD was disclosed on xx/xx/2020 and PCCD was disclosed after 60 calendar days on xx/xx/2021."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA Finance Charge Test and TILA Post-Consummation Revised Closing Disclosure Finance Charge Test.

The disclosed finance charge is $78,103.89 and allowed is $78,621.29 however it is undercharged by $517.40."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.14% as the Borrower income was $3,381.00 and total expenses are in the amount of $1,492.19 and the loan was underwritten by AUS/LP (Locator#XX) and its recommendation is “Accept/Eligible” with 44.14%."
* Settlement date is different from note date (Lvl 2)     "Final CD reflects closing date as xx/xx/2020.  Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2020.  Note date is xx/xx/2020."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 44.138%. Tape shows income miscalculation and revised income pushes DTI to 55%. Unable to rely on documents in the loan file and calculate ATR."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68868781	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,707.43	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,807.53	3.125%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	45.484%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx of XXXX have been paid in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 28 (xx) |----| xx: xx/xx/2021. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -1 (xx)   xx %:    xx: xx doc date is xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 45.484%   xx: 48.558%   xx: -3.074%   xx %: -3.07400%   xx:    xx: xx:
																																																																																				xx: xx-xx per 1003 xx: 35.802% xx: 38.222% xx: -2.420% xx %: -2.xx% xx: xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.558% as the borrower's income is $6,404.99 and total expenses are in the amount of $3,110.13 and the loan was underwritten by AUS/DU/LP (Locator Credit File - XX.pdf Page#322) and its recommendation is “Caution/ineligible” with 49.00%."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39184982	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$12,412.59	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,143.27	2.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	777	Not Applicable	19.518%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments found against the borrower.
xx taxes for the year XXXX will be due on xx/xx/XXXX for the amount of $XX,XXX.XXX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: MI is not required. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1219 (xx)   xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: 10.940%   xx: 19.518%   xx: -8.578%   xx %: -8.xx%   xx: xx failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 19.518%, the borrower's income was $43,973.38 and total expenses are in the amount of $8,582.93 and the loan was underwritten by AUS/DU (xx# xx - xx.pdf xx#347) and its recommendation is “xx/xx” with a DTI of 19.518%.   xx: xx:
xx: xx-xx per 1003 xx: 8.927% xx: 8.579% xx: 0.348% xx %: 0.xx% xx: xx failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 8.579%, the borrower's income was $43,973.38 and total expenses are in the amount of $3,772.32 and the loan was underwritten by AUS/DU (xx# xx - xx.pdf xx#347) and its recommendation is “xx/xx” with a DTI of 8.579%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated xx/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021 which is after the Consummation date xx/xx/2021."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows this loan is not salable due to the condominium flood insurance. The project is non-warrantable due to non-compliant flood coverage and neither conventional agency allows a borrower to substitute an individual policy. The HOA does not provide our required flood insurance coverage for the project."			Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34051348	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$477.96	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,685.68	3.750%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	99.910%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	44.628%	First	Short Form Policy	Not Applicable	$10,920.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX with the xx#xx.
xx chain of assignment is complete.
xx is one junior mortgage active against the subject property in the amount of $XX,XXX.XX held by xx of the xx of xx, xx and xx of the xx of xx and recorded on xx/xx/XXXX.
Xnd half county taxes of XXXX are due for xx/xx/XXXX in the amount of $XXX.XX.
xx delinquent taxes have been found for the prior year.
xx of payment history dated as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.	xx:xx current status is performing.
xx of payment history dated as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with an interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.
xx bankruptcy and foreclosure evidence has been found.
xx damage or repairs have been found in the latest servicing comments.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1219 (xx) |----| xx: xx: xx:
xx: MI xx: xx: xx:    xx %:    xx: MI certificate reflects MI company as xx.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -2 (xx)   xx %:    xx: xx reflects original note document date as xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.628%   xx: 46.756%   xx: -2.128%   xx %: -2.xx%   xx: xx reflects the xx-xx DTI per 1003 as 44.628%.   xx: xx:
xx: xx-xx per 1003 xx: 43.278% xx: 45.341% xx: -2.063% xx %: -2.06300% xx: xx reflects xx-xx per 1003 as 43.278%. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Subject loan was approved at 44.628%. Tape shows rental income incorrect miscalculation. Revised DU came back at 46% and approve/ineligible, QM failure."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% Tolerance test. Initial LE dated xx/xx/2020 does not reflect Rate Lock Fee. Final CD dated xx/xx/2021 reflects the addition of Rate Lock Fee at +$454.98. This is an increase of +$454.98 for charges that cannot increase 0% test. However, COC for the addition of Rate Lock Fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2021. Notary signature date on the Mortgage/Deed of Trust is xx/xx/2021. Note date is xx/xx/2021."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14361761	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,016.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$998.43	2.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	710	Not Applicable	42.230%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the favor of xx for the amount of $XXX,XXX.XX with the xx#xx.

xx chain of assignment is complete.

xx active judgments or liens have been found.

xx delinquent taxes have been found for the prior year.
xx of payment history dated as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with an interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.	xx:xx current status is performing.
xx of payment history dated as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with an interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB is $XXX,XXX.XX.
xx bankruptcy and foreclosure evidence has been found.
xx damage or repairs have been found in the latest servicing comments.

xx:xx:xx	xx	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A xx: xx: xx: xx: xx/xx/2025 xx: xx/xx/2021 xx: 1219 (xx) xx %: xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows,
*Repurchased loan due to Appraisal Issues - appraisal defect review files from Fannie Mae. FLS responded twice and both responses were rejected. Comparable - failed to support value.                                   *Inadequate Comparable Adjustment.
*Inappropriate Comparable Sales Selection Due to Location.
*Use of Dissimilar Comparable Sales Due to Site Characteristics.
																																																																																							*Use of Physically Dissimilar Comparable Sales - Gross living area."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96947981	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,639.34	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,272.50	3.250%	360	xx	xx	FHA	Fixed	Refinance	85.997%	85.997%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	650	Not Applicable	39.191%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

xx is a xx lien against the borrower in the favor of “xx dba xx and/or xx and/or their xx”, which was recorded on xx/xx/XXXX (xx to xx) in the amount of $XX,XXX.XX.

Xnd installments county taxes of XXXX are due on xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the current status of the loan is performing. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the current status of the loan is performing.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx per the XXXX, the borrower is working at the xx. as a xx from X.X years.

xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1200 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 85.997%   xx: 84.519%   xx: 1.478%   xx %: 1.xx%   xx: xx used for xx:#340,000.00. xx of xx(s):$0. xx:$292,391.00. CLTV=85.997%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -4 (xx)   xx %:    xx: xx document reflects xx date as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 85.997%   xx: 84.519%   xx: 1.478%   xx %: 1.xx%   xx: xx used for xx:#340,000.00. xx:$292,391.00. LTV=85.997%.   xx: xx:
xx: xx of xx: xx (GSE definition) xx: xx in xx/xx: xx %: xx: xx application reflects the purpose of refinance is xx-out. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows repurchased loan due to guidelines not being met - Uninsurable - The loan has been deemed uninsurable due to product ineligibility. The underwriter did not use the lessor value of the previous purchase price as the max loan amount as required when the refinance is within 12 months of the purchase date. The borrower also received $940 at closing which exceeds the $500 max allowed for the streamline refinance."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76681522	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,893.40	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,893.42	3.125%	360	xx	xx	Conventional	Fixed	Refinance	46.526%	46.526%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	670	Not Applicable	44.726%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage is MERS as nominee for xx. xx active liens and judgments have been found. xx annual county taxes of XXXX have been due in the amount of $X,XXX.XX.	xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX. xx loan has not been modified once since origination. xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 13 xx: 14 |---| -1 |----| -7.xx% xx: N/A. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 60 (xx)   xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $-91.98   xx %: -0.00968%   xx: xx per CD xx value reflect 950,000.   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 44.726% xx: 64.021% xx: -19.295% xx %: -19.xx% xx: xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.726% as the Borrower's income was $6,691.38 and total expenses are in the amount of $2992.79 per AUS/DU (Locator#XX_pg#81) and its recommendation is "Approve/ineligible with a DTI of 64.02%"."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock Agreement is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.726%. Tape shows miscalculation of income invalidated AUS and may push DTI to over 86%. Unable to rely on documents in file and unable to calculate ATR.""		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47970139	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,935.37	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,173.93	2.875%	360	xx	xx	Conventional	Fixed	Refinance	61.200%	61.200%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	48.278%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is MERS as nominee for xx.
xx active liens and judgments have been found.
xx annual county taxes of XXXX have been due in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx the time of origination, the borrower was working as xx in xx from last X.XX years.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.
xx:xx:xx	xx	HUD-1 Closing Statement	xx: xx of xx: 6 xx: 8 |---| -2 |----| -25.00000% xx: NA. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1227 (xx)   xx %:    xx: NA.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -18 (xx)   xx %:    xx: xx report reflects appraisal date as xx/xx/2021.   xx: xx:
xx: xx: $xx: $xx: $-74.92   xx %: -0.00599%   xx: xx report reflects appraised value as $xx.   xx: xx:
xx: xx CLTV xx: 61.200%   xx: 53.497%   xx: 7.703%   xx %: 7.xx%   xx: xx value used for underwriting: $1,250,000.00. xx of secondary lien: $0.00. xx amount: $765,000.00. CLTV=61.200%.   xx: xx:
xx: xx LTV (OLTV) xx: 61.200% xx: 53.497% xx: 7.703% xx %: 7.xx% xx: xx value used for underwriting: $1,250,000.00. xx amount: $765,000.00. CLTV=61.200%. xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure hand signed by the borrower is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller defect shows the issues where the aged was out of agency eligibility."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan has a qualified mortgage DTI of 48.278%, the borrower’s income is $8,448.25 and the total expenses are in the amount of $4,078.65 and the loan was underwritten by AUS/DU(4120090130_xx.pdf pg#93) and it’s recommendation is “Accept/Eligible” with a DTI of 48.278%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39721485	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,898.12	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,810.76	2.500%	360	xx	xx	VA	Fixed	Refinance	97.393%	97.393%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	778	Not Applicable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount $XXX,XXX.XX with the xx#XXXX-xx.
xx chain of assignment is complete.
xx is one prior judgment (child support lien) active against the borrower “xx” in the amount of $X.X held by xx which was recorded on xx/xx/XXXX.
xx county taxes of XXXX/XX are due in the total amount of $X,XXX.XX.
xx delinquent taxes have been found for the prior year.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.	xx:xx current status of the loan is performing.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.
xx foreclosure and bankruptcy evidence has been found.
xx employment details have been found in final XXXX doc.
xx damage or repairs have been found in the latest servicing comments.

xx:xx:xx	xx	xx: xx of xx: 10 xx: 11 |---| -1 |----| -9.xx% xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 57 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 97.393%   xx: 96.918%   xx: 0.475%   xx %: 0.xx%   xx:    xx: xx:
xx: xx LTV (OLTV)   xx: 97.393%   xx: 96.918%   xx: 0.475%   xx %: 0.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: xx: 0.000% xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure#1 dated xx/xx/2020. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2020 which is less than 3 business days from the Consummation date xx/xx/2020."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows defect as "VA/GNMA 210 Day Seasoning Issue”."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55319800	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$985.40	$6,926.02	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,624.55	2.250%	360	xx	xx	VA	Fixed	Refinance	100.000%	100.000%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	698	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title dated xx/xx/XXXX shows that subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignment of mortgage has been found. xx active judgments or liens have been found.
xx property taxes of XXXX have been delinquent in the amount of $XXX.XX which is good through on xx/xx/XXXX. xx, the property taxes of XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX.	xx history as of xx/xx/XXXX shows that loan is performing and next payment is due on xx/xx/XXXX. xx last payment was made on xx/xx/XXXX in the amount of $XXXX.XX for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and interest rate is X.XX%.	xx:xx status of the loan is performing. PH as of xx/xx/XXXX shows that next payment is due on xx/xx/XXXX. xx last payment was made on xx/xx/XXXX in the amount of $XXXX.XX. xx evidence of xx impact on borrower's income has been found. xx damage or repair related information has been found. xx FC action has been noted. xx is occupied by owner.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 6 xx: 8 |---| -2 |----| -25.00000% xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 73 (xx)   xx %:    xx: xx per payment history, the last payment date is xx/xx/2021.   xx: xx:
xx: xx CLTV xx: 100.000%   xx: 0.000%   xx: 100.000%   xx %: 100.00000%   xx: xx used for xx: $425,000.00. xx of xx(s): $0.00. xx: $425,000.00. CLTV =100%.   xx: xx:
xx: xx LTV (OLTV)   xx: 100.000%   xx: 0.000%   xx: 100.000%   xx %: 100.00000%   xx: xx used for xx: $425,000.00. xx: $425,000.00. LTV =100%.   xx: xx:
xx: xx-xx DTI per 1003 xx: xx: 0.000% xx: xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021 which is after the Consummation date xx/xx/2021."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date xx/xx/2021 is more than 60 calendar days after the consummation date xx/xx/2021."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     ""In VA IRRRL streamline refinance loans, there should be WAITING period or GAP of 210 days between the first payment date of existing mortgage which is getting paid off and between the closing of our new subject loans. In this loan the waiting period is not satisfied.""
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5508865	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,552.94	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,874.02	2.250%	360	xx	xx	VA	Fixed	Refinance	100.000%	Unavailable	Streamline Refinance	Yes	xx	xx	25.040%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	769	777	Not Applicable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# XXXX-xx-XX.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xst half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx Xnd half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the current status of loan is performing. xx next due date for the regular payment is xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comments have been found regarding reason for default.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx details have been found regarding damage.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 5 xx: 6 |---| -1 |----| -16.xx% xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 70 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: xx: 0.000%   xx:    xx %:    xx: N.A.   xx: xx:
xx: xx LTV (OLTV)   xx: 100.000%   xx: 0.000%   xx: 100.000%   xx %: 100.00000%   xx: LTV is 100.00%   xx: xx:
xx: xx-xx DTI per 1003 xx: xx: 0.000% xx: xx %: xx: N.A. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "This is VA IRRRL Loan. Seller tape shows, the loan is uninsurable due to VA 210 day seasoning issue."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93338152	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,799.11	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,200.33	4.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	782	Not Applicable	39.512%	First	Short Form Policy	Not Applicable	Not Applicable	05/13/2021	$244,388.33	Not Applicable	3.125%	$1,046.90	06/01/2021	Financial Hardship	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount $XXX,XXX.XX held by xx with the xx.
xx chain of assignment is complete.
xx active judgments or liens have been found.
xx combined taxes of XXXX are due in the amount of $X,XXX.XX for xx/xx/XXXX.
xx delinquent taxes have been found for the prior year.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.	xx:xx current status of the loan is performing.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.
xx per collection comment dated xx/xx/XXXX, the borrower’s income is impacted by xx-XX. xx servicer provided FB which ran from xx/xx/XXXX to xx/xx/XXXX.
xx foreclosure and bankruptcy evidence has been found.
xx damage or repairs have been found in the latest servicing comments.

xx:xx:xx	xx modification agreement was made on the effective date xx/xx/XXXX. xx borrower has promised to pay the new principal balance of $XXX,XXX.XX with the fixed interest rate X.XXX % and P&I of $X,XXX.XX that began from the first payment date xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx forgiven has been noted in xx.	Affiliated Business Disclosure Flood Certificate Hazard Insurance Initial Escrow Acct Disclosure Missing Disclosures Missing or error on the Rate Lock Notice of Servicing Transfer	xx: xx of xx: 27 xx: 28 |---| -1 |----| -3.xx% xx: age of loan is 27. xx: xx:
xx: xx of xx: xx/xx/2021   xx: xx/xx/2021   xx: -26 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 59 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2019   xx: xx/xx/2021   xx: -775 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: $xx: $xx: $-xx %: -13.xx%   xx:    xx: xx:
xx: xx CLTV xx: 80.000%   xx: 100.000%   xx: -20.000%   xx %: -20.00000%   xx: xx used for xx: $305,000. xx of xx(s): $0. xx: $244,000. CLTV = 80.00%.   xx: xx:
xx: xx LTV (OLTV)   xx: 80.000%   xx: 100.000%   xx: -20.000%   xx %: -20.00000%   xx: xx used for xx: $xx. xx: $xx. LTV = 80.000%.   xx: xx:
xx: xx: 4.xx%   xx: 3.xx%   xx: 1.xx%   xx %: 1.xx%   xx: xx stated rate is 4.xx%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 39.516%   xx: 0.000%   xx: 39.516%   xx %: 39.xx%   xx: xx per xx data ,xx DTI is 0.00%.xx documents reflects as 39.516%.   xx: xx:
xx: xx: 356 xx: 333 xx: 23 xx %: 6.xx% xx: xx: xx:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplainceEase TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows modified FNMA loan."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance is missing from loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer document is missing from loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from loan documents."			Moderate	Pass	Pass	No Result	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8632654	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$412.06	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$417.60	2.875%	180	xx	xx	Conventional	Fixed	Refinance	36.521%	36.521%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	25.440%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/XXXX shows that subject mortgage was originated on xx/xx/XXXX in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx assignment of mortgage has been found. xx active judgments or liens have been found. xx taxes of XXXX are paid on xx/xx/XXXX in the amount of $XXX.XX.

xx history as of xx/xx/XXXX shows that loan is performing and next payment is due on xx/xx/XXXX. xx last payment was made on xx/xx/XXXX in the amount of $XXX.XX for the due date xx/xx/XXXX. xx UPB is $XX,XXX.XX and interest rate is X.XXX%.	xx:xx status of the loan is performing and next payment is due on xx/xx/XXXX. PH as of xx/xx/XXXX shows that last payment was made on xx/xx/XXXX in the amount of $XXX.XX for the due date xx/xx/XXXX. xx evidence of xx impact on borrower's income has been found. xx damage or repair related information has been found. xx FC action has been noted. xx is occupied by the owner.

xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 9 xx: 11 |---| -2 |----| -18.xx% xx: xx of loan is 9. xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1212 (xx)   xx %:    xx: xx per payment history, the last payment was made on xx/xx/2021.   xx: xx:
xx: xx CLTV xx: 36.521%   xx: 39.355%   xx: -2.834%   xx %: -2.xx%   xx: xx CLTV ratio percent is 36.521%.   xx: xx:
xx: xx LTV (OLTV) xx: 36.521% xx: 39.355% xx: -2.834% xx %: -2.xx% xx: xx LTV is 36.521%. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows, closed with Exterior inspection and need a full appraisal."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan document."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90610485	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$6,281.59	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$942.14	2.625%	180	xx	xx	Conventional	Fixed	Refinance	56.013%	56.013%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	711	46.184%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx D/B/A xx for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx last assignment is xx.
xx is HOA lien recorded on xx/xx/XXXX for the amount of $XXX.XX in the favor of xx V xx, xx B.
xx taxes for the year XXXX will be due on xx/xx/XXXX for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX. xx subject property has been occupied by the owner. xx borrower's intention is to keep the property. xx evidence has been found regarding bankruptcy and foreclosure. xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition. xx evidence of damage or repairs has been found. xx evidence has been found regarding COVID-19.
xx:xx:xx	xx	Appraisal (Incomplete) Missing or error on the Rate Lock	xx: xx of xx: 4 xx: 6 |---| -2 |----| -33.xx% xx: xx reflects age og loan as 4. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 70 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 56.013%   xx: 56.022%   xx: -0.009%   xx %: -0.00900%   xx: xx used for xx: $250,040.28. xx: $140,055.00. CLTV = 56.013%.   xx: xx:
xx: xx LTV (OLTV) xx: 56.013% xx: 56.022% xx: -0.009% xx %: -0.00900% xx: xx used for xx: $250,040.28. xx: $140,055.00. LTV = 56.013%. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "PIW is located at (xx). However, unexecuted by the borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows, lost PIW but never obtained an appraisal. The borrower wont cooperate to obtain full appraisal."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.1840%, the Borrower’s income was $5,397.25 and total expenses are in the amount of $2,492.67 and the loan was underwritten by LP (38120104225_xx pg#52) and its recommendation is “Accept/Eligible” with a DTI of 46.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88796487	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,431.16	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$179.62	3.500%	360	xx	xx	Conventional	Fixed	Refinance	61.538%	61.538%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	653	Not Applicable	30.066%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which is recorded on xx/xx/XXXX.
xx are X state tax liens in the favor of xx of xx of xx in the total amount of $XXXX.XX which were recorded on different dates.
Xst and Xnd installment combined taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx property is owner occupied.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income is impacted by xx. xx working details of the borrower xx have not been mentioned.

xx:xx:xx	xx	xx: xx of xx: 2 xx: 4 |---| -2 |----| -50.00000% xx: NA. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1230 (xx)   xx %:    xx: xx to the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. xx last payment was received on xx/xx/2021   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -69 (xx)   xx %:    xx: xx report reflects appraisal date as xx/xx/2021.   xx: xx:
xx: xx: $xx: $xx: $-4.74   xx %: -0.00729%   xx: xx report reflects appraised value as $xx.   xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 30.066% xx: 42.795% xx: -12.729% xx %: -12.xx% xx: xx borrower’s total monthly income is $2,394.50 after subject loan the proposed amount $456.30and total non-housing payments is $263.62 hence the calculated DTI ratio is 30.066%. xx: xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 30%. Tape shows undisclosed new debts were discovered. DTI may push to 43% and AUS invalidate. Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25826292	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,485.66	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,392.66	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	26.667%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	37.755%	First	Commitment	Not Applicable	$280,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx.

xx chain of assignment has been completed.

xx active judgments or liens have been found.

Xst and Xnd xx taxes of XXXX/XXXX have been due in the amount of $XX,XXX.XX

xx prior year delinquent taxes have been found.
xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx to servicing comments, the current status of the loan is performing.

xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx per tape data the borrower is unemployed when the loan was closed. xx, no comments have been found regarding covid in the latest servicing comments.

xx per servicing comment unable to determine the reason for default.

xx comment pertaining to the damage on the subject property has been observed.

xx loan hasn’t modified since origination.

xx foreclosure activity has been found.

xx post close bankruptcy record has been found.

xx:xx:xx	xx	xx: xx of xx: 14 xx: 16 |---| -2 |----| -12.xx% xx: xx per xx data, xx of xx reflect 16 months. xx, xx reflect 14. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 66 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -31 (xx)   xx %:    xx: xx per xx data, xx reflect xx/xx/2020. xx, xx document reflect xx/xx/2020.   xx: xx:
xx: xx: $xx: $xx: $-96.16   xx %: -0.00801%   xx: xx per xx data, xx reflect $1,200,096.16. xx, xx document reflect $1,200,000.00.   xx: xx:
xx: xx CLTV xx: 50.000%   xx: 26.667%   xx: 23.333%   xx %: 23.xx%   xx: xx CLTV ratio is 50.000%.   xx: xx:
																																																																																				xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx of transaction per hud-1 is cash out. xx: xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 37.76%. Tape shows, Borrower was no longer employed at closing. Borrower is now self employed realtor. No further details provided. Unable to rely on available documents and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35918437	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,999.98	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,573.14	3.000%	180	xx	xx	Conventional	Fixed	Refinance	113.333%	113.333%	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	29.836%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed.

xx are no active liens and judgments against the borrower.
xx for the year XXXX-XX will be due on xx/xx/XXXX for the amount of $XXXX.XX. xx prior taxes have been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 12 xx: 14 |---| -2 |----| -14.xx% xx: xx note reflects as age of loan as 12. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx dated xx/xx/2020 and signed at closing, reflects the borrower's last name as xx.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 75 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -52 (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2020.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -24.xx%   xx: xx reflects the value asxx.   xx: xx:
xx: xx CLTV xx: 113.333%   xx: 85.318%   xx: 28.015%   xx %: 28.01500%   xx: xx value used for underwriting: $201,000.00. xx of secondary lien(s): $0.00. xx amount: $227,800.00. CLTV = 113.333%.   xx: xx:
xx: xx LTV (OLTV) xx: 113.333% xx: 85.318% xx: 28.015% xx %: 28.01500% xx: xx value used for underwriting: $201,000.00. xx amount: $227,800.00. LTV (OLTV)= 113.333%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This Loan Failed Revised Closing Disclosure Delivery waiting period Test due to Changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test. Prohibited Fees Test Inclusion:
Title Closing Protection Letter (CPL) paid by Borrower: $75.00
Title-UC, LC, Tidelands Sexxes paid by Borrower: $25.00"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan fails “TILA Finance Charge Test”. Finance charge disclosed on final CD is $58,463.68. Calculated finance charge is $61,432.52. The test fails for an under disclosed amount of $2,968.84. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing.

This loan failed the TILA foreclosure rescission finance charge test. The finance charge is disclosed on final CD is $58,463.68. Calculated finance charge is $61,432.52. The test fails for an under disclosed amount of $2,968.84. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing.

Loan fails TILA APR threshold test APR calculated 3.188% APR threshold 3.358% under by -0.170%."
* LE/CD Issue date test Fail (Lvl 3)     "Loan fails Revised Closing Disclosure delivery date test; Revised CD dated xx/xx/2020 not signed by borrower added three days to get receipt date xx/xx/2020 that is after the consummation date xx/xx/2020. Document tracker is proving Revised CD is delivered within three business days is missing from the loan documents.

Loan fails Revised Closing Disclosure delivery date test; Revised CD dated xx/xx/2019 not signed by borrower added three days to get receipt date xx/xx/2020 that is after the consummation date xx/xx/2020. Document tracker is proving Revised CD is delivered within three business days is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan closed with 86% LTV. Seller tape reflects loan close with appraised value of $267,000.00. Subject loan is refinance primary and appraisal report reflects property value of $201,000.00. As a result of considering $201,000.00 the LTV is at 114%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20414773	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,315.06	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,035.15	2.990%	180	xx	xx	Conventional	Fixed	Cash Out	71.090%	71.090%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	738	44.212%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx D/B/A xx in the amount of $XXX,XXX.XX, which was recorded on xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the current status of loan is performing. xx next due date for the regular payment is xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comments have been found regarding reason for default.
xx borrower xx has been working at xx as xx for XX years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx details have been found regarding damage.

xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 17 (xx) |----| xx: NA. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -70 (xx)   xx %:    xx: xx report reflects original appraisal date as xx/xx/2020.   xx: xx:
xx: xx: $xx: $xx: $-7.55 xx %: -0.00357% xx: xx report reflects original appraised value as $xx. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD is $38,911.67, calculated finance charge is $38,986.67 for an under disclosed amount of -$75.00. Reason for finance charge under disclosure is unknown as the fee Itemization and the compliance findings are missing."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Per tape data seller defect shows the issue in which past due credit account was not addressed as per the AUS report. However, the account is still delinquent and AUS report is invalid."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan has a qualified mortgage DTI of 44.212%, the borrower’s and co-borrower’s total income is $4,939.33 and the total expenses are in the amount of $2,183.79 and the loan was underwritten by AUS/DU(XX) and it’s recommendation is “Approve/Eligible” with a DTI of 44.212%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54864762	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,638.00	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$669.49	2.990%	360	xx	xx	Conventional	Fixed	Refinance	78.713%	78.713%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	49.570%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx county taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX.
xx city taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the current status of loan is performing. xx next due date for the regular payment is xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comments have been found regarding reason for default.
xx borrower xx has been working at xx schools as xx for XX years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx details have been found regarding damage.

xx:xx:xx	xx	Origination Appraisal	xx: xx of xx: 3 xx: 5 |---| -2 |----| -40.00000% xx: xx of loan reflects 3. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1240 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -115 (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003 xx: 49.570% xx: 50.132% xx: -0.562% xx %: -0.xx% xx: xx per final 1003 xx is $5,400.50 and total expenses are $2,754.02. DTI is 49.570%. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.996%, the Borrower income was $5,400.50 and total expenses are in the amount of $2,754.02 and the loan was underwritten by AUS/DU (Locator# XX Page#97) and its recommendation is “Approve/Ineligible” with a DTI of 50.996%"	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the Brokerage/Finder Fee Test: due to Loan Data Charged $3,436.25. Comparison Data $3,180.00. Variance +$256.25
Loan Origination Fee paid by Borrower: $1,250.00
Points - Loan Discount Fee paid by Borrower: $2,186.25"
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19094119	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,471.74	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$574.33	3.500%	360	xx	xx	Conventional	Fixed	Refinance	79.938%	79.938%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	42.390%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx taxes for the year XXXX-XX will be due on xx/xx/XXXX for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted to COVID-19.

xx:xx:xx	xx	HUD-1 Closing Statement Initial 1003_Application	xx: xx of xx: 0 xx: 1 |---| -1 |----| -100.00000% xx: xx per xx data, age of loan is 1. xx it reflects 0. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1222 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -38 (xx)   xx %:    xx: xx per xx data, xx is xx/xx/2021. xx documents reflect as xx/xx/2021.   xx: xx:
xx: xx: $xx: $xx: $-15.01   xx %: -0.00938%   xx: xx per xx data, xx value is $160,015.01. xx documents reflects as $160,000.00.   xx: xx:
xx: xx: 360 xx: 0 xx: 360 xx %: xx: xx per xx data, xx term of loan is 0 months. xx it reflects 360 months. xx: xx:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Per tape, AUS refer w/caution- UW error/Miss. As per AUS located at xx DTI is 42.39 with recommendation Approve/Ineligible."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Closing disclosure dated xx/xx/2021 signed by borrower is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 application is missing from the loan documents."
																																																																																							* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 3) "Final closing disclosure dated xx/xx/2021 signed by borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24520153	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,041.27	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$726.92	2.750%	348	xx	xx	VA	Fixed	Refinance	Not Applicable	Not Applicable	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount $XXX,XXX.XX held by xx, xx with the xx.
xx chain of assignment is complete.
xx active judgments or liens have been found.
xx county taxes of XXXX are due for xx/xx/XXXX in the amount of $X,XXX.XX.
xx delinquent taxes have been found for the prior year.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.	xx:xx current status of the loan is performing.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.
xx foreclosure and bankruptcy evidence has been found.
xx employment details have been found in final XXXX doc.
xx damage or repairs have been found in the latest servicing comments.

xx:xx:xx	xx	Notice of Servicing Transfer	xx: xx of xx: 5 xx: 7 |---| -2 |----| -28.xx% xx: N/A. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 30 (xx)   xx %:    xx: xx shows the xx is xx/xx/2021.   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1219 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx/xx/2021   xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $-4.14   xx %: -0.00240%   xx: xx reflects, xx is xx.   xx: xx:
xx: xx CLTV xx: xx: 100.684%   xx:    xx %:    xx: xx used for xx: $172,144. xx: $174,187. CLTV = 101.187%.   xx: xx:
xx: xx LTV (OLTV)   xx: xx: 100.684%   xx:    xx %:    xx: xx used for xx: $172,144. xx: $174,187. LTV = 101.187%.   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 0.000%   xx:    xx %:    xx: N/A.   xx: xx:
xx: xx: 343 xx: 342 xx: 1 xx %: 0.xx% xx: N/A. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Veterans Affairs IRRRL unpaid principal balance validation test. This loan contains a value for one, but not both of the following fields: The loan is a VA interest rate reduction refinance loan (IRRRL), but the unpaid principal balance was not provided. The unpaid principal balance is necessary to correctly calculate the 1% loan origination fee threshold for VA IRRRL loans."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan is a VA IRRRL which is having a seasoning issue."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "A copy of Notice of Servicing Transfer disclosure is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50931270	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,604.76	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$813.66	4.875%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	44.231%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title dated xx/xx/XXXX shows that subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX. xx assignment of mortgage was found. xx active judgments or liens have been found. xx taxes of XXXX are paid in installments. xx last installment was paid on xx/xx/XXXX in the amount of $XXXX.XX.

xx history as of xx/xx/XXXX shows that loan is performing and next payment is due on xx/xx/XXXX. xx last payment was made on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date xx/xx/XXXX. xx UPB is $XXX,XXX.XX and interest rate is X.XXX%.	xx:xx loan status is performing. PH as of xx/xx/XXXX shows that borrower is next due for xx/xx/XXXX payment. xx last payment was made on xx/xx/XXXX in the amount of $XXXX.XX for the due date xx/xx/XXXX. xx evidence of xx impact has been found. xx information about damage or repair was found. xx FC action has been noted. xx is occupied by the owner.
xx:xx:xx	xx	Notice of Servicing Transfer	xx: xx of xx: 4 xx: 6 |---| -2 |----| -33.xx% xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 75 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2021   xx: -120 (xx)   xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $-24.36   xx %: -0.01188%   xx:    xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.231% as the Borrower’s income was $3,977.27 and total expenses are in the amount of $1,759.17 and the loan was underwritten by AUS/DU (Locator# XX Pg#82) and its recommendation is “Refer with Caution” with 43.72%."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan has failed TILA Foreclosure Rescission Finance Charge Test and TILA Post-Consummation Revised Closing Disclosure Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is $143,390.86 and allowed is $143,465.86 however it is undercharged by $75.00.

This loan has failed Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test.

Final CD was disclosed on xx/xx/2021 and PCCD was disclosed 60 calendar days after on xx/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/2020 shows Points - Loan Discount Fee at $0.00 and Title - Bringdown Fee at $0.00, however Final CD dated xx/xx/2021 shows Points - Loan Discount Fee at $2690.63 and Title - Bringdown Fee at $75.00. This is a fee increase of $2,765.63 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (5.104%) is exceeded APOR (4.270%) by 0.834%. The APR threshold is 4.270% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 5.104%    Allowed: 4.270%    Over by: +0.834%"
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.104%      Allowed: 4.270%     Over by: +0.834%"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21149051	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,848.27	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,278.76	3.375%	360	xx	xx	Conventional	Fixed	Refinance	78.176%	78.176%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	27.810%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX, which was recorded on xx.
xx chain of the assignment has been completed.
xx is xx active against the borrower in the favor of xx CTR, xx. in the amount of $X,XXX.XX which was recorded prior to subject mortgage on xx/xx/XXXX.
xx Xnd half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the current status of loan is performing. xx next due date for the regular payment is xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comments have been found regarding reason for default.
xx details are not mentioned as URLA is missing.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx details have been found regarding damage.

xx:xx:xx	xx	Affiliated Business Disclosure Credit Application Missing or error on the Rate Lock	xx: xx of xx: 13 xx: 15 |---| -2 |----| -13.xx% xx: xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1275 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -40 (xx)   xx %:    xx: xx appraisal date is xx/xx/2020.   xx: xx:
xx: xx: $xx: $xx: $-36.73   xx %: -0.00992%   xx: xx value is $370,000.00.   xx: xx:
xx: xx-xx DTI per 1003 xx: 27.810% xx: 23.715% xx: 4.095% xx %: 4.xx% xx: DTI is 27.810% xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final 1003 is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling Organizations Disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Loan was underwritten by AUS/DU. Seller tape shows, loan delivered as LP but had a DU so never run LQA as DU to see if green and too aged now to rerun. Freddie was able to return and confirmed it’s a caution yellow."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from the loan file."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50738711	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,457.52	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,463.92	3.625%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	696	687	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for NJ xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx is senior civil judgment recorded on xx/xx/XXXX for the amount of $XXXX.XX in the favor of xx.
xx taxes for the year XXXX-XX will be due on xx/xx/XXXX for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Affiliated Business Disclosure Credit Application	xx: xx of xx: 9 xx: 10 |---| -1 |----| -10.00000% xx: NA xx: xx:
xx: xx #2 xx: xx: xx:    xx %:    xx: xx last name is xx.   xx: xx:
xx: xx #2 xx: xx N   xx: xx:    xx %:    xx: xx 2# middle name is xx .   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 75 (xx)   xx %:    xx: NA   xx: xx:
xx: xx at xx (xx)   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -36 (xx)   xx %:    xx: xx date is xx/xx/2020.   xx: xx:
xx: xx: $xx: $xx: $-18.17   xx %: -0.00403%   xx: xx value is .   xx: xx:
xx: xx CLTV xx: xx: 75.000%   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003 xx: 36.613% xx: 12.495% xx: 24.118% xx %: 24.xx% xx: DTI is 36.613%. xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final Application 1003 is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan file."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit is missing from the loan file."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90929376	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$4,816.28	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$966.81	3.000%	180	xx	xx	Conventional	Fixed	Refinance	37.333%	37.333%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	798	Not Applicable	31.296%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which is recorded on xx/xx/XXXX.
xx is a senior mortgage which was recorded on xx/xx/XXXX in the amount of $XXX,XXX in the favor of “xx, xx.”. xx title policy is missing from the loan file. xx release/satisfaction of mortgage documents found in loan file not final HUD-X shows payoff towards this senior mortgage. xx title policy is missing from the loan file. xx release/satisfaction of mortgage documents found in loan file not final HUD-X shows payoff towards this senior mortgage.
xx active liens and judgments have been found.
Xst and Xnd installment county taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx property is owner occupied. xx comments have been found stating the borrower’s income is impacted by xx.
xx borrower xx has been working at xx of as a xx for X years X months.
xx:xx:xx	xx	Affiliated Business Disclosure Missing DU/GUS/AUS	xx: xx of xx: 6 xx: 7 |---| -1 |----| -14.xx% xx: xx of loan is 6. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1230 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -34 (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2021.   xx: xx:
xx: xx: $xx: $xx: $-2.56   xx %: -0.00068%   xx: xx reflects the xx as $375,000.00.   xx: xx:
xx: xx-xx DTI per 1003 xx: 31.280% xx: 26.550% xx: 4.730% xx %: 4.xx% xx: xx borrower's income was $6,355.50 and total expenses are in the amount of $1,987.69 with a DTI of 31.275%. xx: xx:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Unable to calculate DSCR due to Form 1007 & Form 216 are missing in the appraisal report."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects, Aged out - Cannot go back to corr lender. Elevated for client review."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "DU/GUS/AUS is missing from the loan file."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86572217	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,145.56	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$363.40	3.625%	180	xx	xx	Conventional	Fixed	Refinance	48.932%	48.932%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	28.731%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. DBA
xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx. DBA xx which is recorded on xx/xx/XXXX.
xx active liens and judgments have been found.
Xst and Xnd installment combined taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx property is owner occupied.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income is impacted by xx.
xx:xx:xx	xx	Affiliated Business Disclosure Credit Application Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx: xx of xx: 5 xx: 7 |---| -2 |----| -28.xx% xx: xx of loan is 5. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1244 (xx)   xx %:    xx: xx to the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. xx last payment was received on xx/xx/2021   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -29 (xx)   xx %:    xx: xx appraisal date is xx/xx/2021.   xx: xx:
xx: xx: $xx: $xx: $-1.77   xx %: -0.00171%   xx: xx value is $xx.   xx: xx:
xx: xx-xx DTI per 1003 xx: 28.731% xx: 8.455% xx: 20.276% xx %: 20.xx% xx: xx used for xx: $120,000.00. xx: $50,400.00. LTV is 28.731%. xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final application (1003) is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Original Appraisal report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 Application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents"
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58548289	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,004.30	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$616.59	3.500%	180	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	775	782	41.927%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is MERS as nominee for xx.
xx active liens and judgments have been found.
xx annual county taxes of XXXX have been paid in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX
xx loan has not been modified once since origination.
xx the time of origination, the borrower was working as xx in xx of xx from last X.X years.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.
xx:xx:xx	xx	Affiliated Business Disclosure Credit Application Missing or error on the Rate Lock Origination Appraisal	xx: xx of xx: 6 xx: 8 |---| -2 |----| -25.00000% xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 74 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: $xx: $xx: $-15.59   xx %: -0.01355%   xx: xx reflects appraisal value as $xx   xx: xx:
xx: xx-xx DTI per 1003   xx: 41.927%   xx: 11.050%   xx: 30.877%   xx %: 30.xx%   xx: xx income was $7,687.87 and total expenses are in the amount of $3,223.30 so calculated xx close DTI as per 1008 is 41.927%.   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final Application dated xx/xx/2021 is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows Aged out of Agency Eligibility."
* Missing Appraisal (Lvl 3)     "Appraisal Report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated Business Disclosure is missing from the loan documents."
																																																																																							* The LDP/GSA Sexx is missing (Lvl 3) "The LDP/GSA sexx is missing from the loan documents"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88323339	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,276.79	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,320.24	2.500%	180	xx	xx	Conventional	Fixed	Refinance	55.000%	55.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	37.943%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is MERS as nominee for xx.
xx active liens and judgments have been found.
xx annual county taxes of XXXX have been paid in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx the time of origination, the borrower was president of xx from last X.X years.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.
xx:xx:xx	xx	Hazard Insurance Missing or error on the Rate Lock Origination Appraisal	xx: xx of xx: 10 xx: 11 |---| -1 |----| -9.xx% xx: xx reflects age of loan as 10. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1227 (xx)   xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $-32.43 xx %: -0.00900% xx: xx per 1008 appraised value as $xx xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Missing Appraisal (Lvl 2) "Appraisal report is missing."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from loan documents."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject is approved with 37.943% DTI. Seller tape shows defect of lack of stability of income and funds to close were not in BWRs name. Unable to rely on documents in the loan file and calculate ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55141310	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,699.95	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,252.84	2.250%	360	xx	xx	VA	Fixed	Refinance	100.000%	100.000%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	726	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx of XXXX are due in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Credit Application Origination Appraisal	xx: xx of xx: 5 xx: 7 |---| -2 |----| -28.xx% xx: 5 xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 30 (xx)   xx %:    xx: xx/xx/2021.   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1219 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 100.000%   xx: 0.000%   xx: 100.000%   xx %: 100.00000%   xx: 100.00%.   xx: xx:
xx: xx LTV (OLTV)   xx: 100.000%   xx: 0.000%   xx: 100.000%   xx %: 100.00000%   xx: 100.00%.   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 0.000%   xx:    xx %:    xx: U/A   xx: xx:
xx: xx: 355 xx: 354 xx: 1 xx %: 0.xx% xx: 355. xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final Application is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to “Decrease in Lender Credit” in Final Closing Disclosure dated xx/xx/2021. Revised LE dated xx/xx/2021 reflects Lender Credit at $1,756.00. However, Final CD dated reflects Lender Credit at $1,750.20. This is decrease of $5.80 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows, VA/GNMA 210 Day seasoning issue."	* Missing Appraisal (Lvl 2) "Appraisal report is missing."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39519687	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,228.74	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,315.15	3.000%	360	xx	xx	VA	Fixed	Refinance	Not Applicable	Not Applicable	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	708	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which is recorded on xx/xx/XXXX.
xx is a child support lien in the favor of xx of xx, xx which was recorded on xx/xx/XXXX.
Xst and Xnd installment county taxes of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx property is owner occupied.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income is impacted by xx. xx borrower xx has been working at xx as a xx/ xx for X year X months.

xx:xx:xx	xx	Notice of Servicing Transfer	xx: xx of xx: 16 xx: 17 |---| -1 |----| -5.xx% xx: xx of loan is 16. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 42 (xx)   xx %:    xx: xx to the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2022. xx last payment was received on xx/xx/2021   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx:    xx: xx:
xx: xx CLTV xx: xx: 99.625%   xx:    xx %:    xx:    xx: xx:
xx: xx LTV (OLTV)   xx: xx: 99.625%   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: xx: 0.000% xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Veterans Affairs IRRRL unpaid principal balance validation test. This loan contains a value for one, but not both of the following fields: The loan is a VA interest rate reduction refinance loan (IRRRL), but the unpaid principal balance was not provided. The unpaid principal balance is necessary to correctly calculate the 1% loan origination fee threshold for VA IRRRL loans."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE Risk indicator is "Moderate" since this loan failed the revised closing disclosure delivery date test (no waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date (xx/xx/2020) is after the consummation date, or closing / settlement date (xx/xx/2020)."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan is a VA IRRRL but GNMA seasoning 210 days is not met."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "A copy of Notice of Servicing Transfer disclosure is missing from the loan file."	* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "The transaction date is mentioned in provided ROR/NRTC as xx/xx/2020, which is not consistent with original Note and final CD."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27818354	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,217.52	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,009.68	3.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	Yes	714	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount $XXX,XXX.XX held by xx, xx with the xx | xx/xx# xx / XXX.
xx chain of assignment is complete.
xx active judgments or liens have been found.
xx county taxes of XXXX are due for xx/xx/XXXX in the amount of $X,XXX.XX.
xx delinquent taxes have been found for the prior year.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.	xx:xx current status of the loan is performing.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.
xx foreclosure and bankruptcy evidence has been found.
xx damage or repairs have been found in the latest servicing comments.

xx:xx:xx	xx	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 44 (xx) |----| xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -20 (xx)   xx %:    xx: xx report reflects appraisal date as xx/xx/2020.   xx: xx:
xx: xx: $xx: $xx: $-38.87   xx %: -0.01295%   xx: xx report reflects appraisal value as $xx.   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 49.214%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx (5-8 xx) xx: xx (1-4 xx) xx: xx %: xx: xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $188.50 on final CD dated xx/xx/2020. There is a total fee increased of $188.50 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees.

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $48.60 on final CD dated xx/xx/2020.
																																																																																							Provided final CD reflects the cumulative Fees in B section increased of 11.907% with the amount of $48.60 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 49%. The provided Seller’s tape is showing an alert that the borrower was not employed at the time of closing. Further details are not provided to confirm the same. Unable to rely on the provided documents in the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2079333	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,809.92	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,256.76	3.500%	180	xx	xx	Conventional	Fixed	Refinance	27.046%	27.046%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	740	762	27.758%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx is an active prior mortgage recorded on xx/xx/XXXX in the favor of xx in the amount of $XXX,XXX.XX.
xx is a civil judgment in the favor of xx, N. A. in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx of XXXX have been paid in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Affiliated Business Disclosure Hazard Insurance Initial 1003_Application	xx: xx of xx: 6 xx: 8 |---| -2 |----| -25.00000% xx: xx of loan is 6. xx: xx:
xx: xx:  xx: xx:    xx %:    xx: xx last name is xx III   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1224 (xx)   xx %:    xx: xx/xx/2021.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -31 (xx)   xx %:    xx: xx appraisal date is xx/xx/2021.   xx: xx:
xx: xx: $xx: $xx: $-107.25   xx %: -0.01649%   xx: xx appraisal value is xx.   xx: xx:
xx: xx-xx DTI per 1003   xx: 43.742%   xx: 17.213%   xx: 26.529%   xx %: 26.xx%   xx: xx per xx data, xx DTI is 17.213%. xx documents reflects as 30.36%.   xx: xx:
xx: xx: 3 xx: 2 xx: xx %: xx: xx property type is 3 family. xx: xx:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows lender never told of conditions and disputing the repurchase demand, FHLMC product with only LPA approval. 216 days old FHLMC. FNMA window of delivery but small (168 days old now) and no recertification requested yet."
* Missing Initial 1003_Application (Lvl 3)     "Initial (1003) application is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Valid Hazard Insurance Policy is missing. Loan funded on xx/xx/2021. Hazard Policy in file reflects an effective date of xx/xx/2020 and an expiration date of xx/xx/2021."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business Disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38876505	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,815.36	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,507.02	3.125%	360	xx	xx	Conventional	Fixed	Refinance	39.089%	39.089%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	762	Not Applicable	28.431%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx..
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which is recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment combined taxes of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.

xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of xx.
xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx property is owner occupied.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income is impacted by xx. xx borrower xx B. xx has been working at xx as a xx for XX years X months.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 4 xx: 7 |---| -3 |----| -42.xx% xx: xx per xx data, age of loan is 7. xx it reflects 4. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx shows borrower last name as xx. xx, xx document reflects borrower last name as xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx present status of the loan is in performing and the next due date for payment is xx/xx/2021. xx last payment was received on xx/xx/2021 in the amount of $2,121.45 which was applied for xx/xx/2021.   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1275 (xx)   xx %:    xx: xx to the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. xx last payment was received on xx/xx/2021   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -32 (xx)   xx %:    xx: xx per xx data, xx is xx/xx/2021. xx document reflects it as xx/xx/2021.   xx: xx:
xx: xx: $xx: $xx: $-215.04   xx %: -0.02388%   xx: xx per tape data, appraised value is $900,215.04. xx document reflects $900,000.00.   xx: xx:
xx: xx-xx DTI per 1003 xx: 14.985% xx: 14.579% xx: 0.406% xx %: 0.xx% xx: xx shows xx DTI is 14.579%. xx, xx document reflects it as 14.985% xx: xx:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership Counselling disclosure is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87571191	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,472.80	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$767.05	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	787	Not Applicable	24.955%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx of XXXX have been paid in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Affiliated Business Disclosure Credit Application Missing or error on the Rate Lock	xx: xx of xx: 5 xx: 7 |---| -2 |----| -28.xx% xx: 5 xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1224 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -23 (xx)   xx %:    xx: xx/xx/2021.   xx: xx:
xx: xx: $xx: $xx: $-31.23   xx %: -0.01328%   xx: $235,000.00.   xx: xx:
xx: xx-xx DTI per 1003   xx: 31.667%   xx: 8.247%   xx: 23.420%   xx %: 23.xx%   xx: 31.667%.   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx out. xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final Application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Homeowner's Counseling Disclosure is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74924403	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,690.00	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$587.53	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	35.461%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx., with xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx, xx.

xx active judgments or liens have been found against the borrower.
Xst and Xnd installments xx taxes of XXXX have been paid on xx/xx/XXXX & xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the current status of the loan is performing. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status of the loan is performing.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx per the XXXX, the borrower is self-employed working at xx. as an xx from X.X years.

xx:xx:xx	xx	Affiliated Business Disclosure	xx: xx of xx: 5 xx: 7 |---| -2 |----| -28.xx% xx: xx per xx data, age of loan is 7.xx audit value reflects 5. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1226 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -31 (xx)   xx %:    xx: xx reflects the date effective date as xx/xx/2021.   xx: xx:
xx: xx: $xx: $xx: $-0.59   xx %: -0.00032%   xx: xx reflects the appraised value as xx.   xx: xx:
xx: xx-xx DTI per 1003   xx: 35.461%   xx: 30.955%   xx: 4.506%   xx %: 4.xx%   xx: xx T&I for the debt ratio:( xx $227.33+xx insurance $80.99+flood insurance $0.00+ MI $0.00+ HOA xx $0.00) equals $322.81. and total of other debts is $1578.66. xx monthly income verified is $4,169.01. xx DTI per 1003 is 35.461%.   xx: xx:
																																																																																				xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx: xx:	3: Curable		* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate Business disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67316634	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$6,053.94	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,425.72	3.500%	360	xx	xx	Conventional	Fixed	Refinance	66.983%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	No	Not Applicable	Unavailable	785	771	48.853%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx is senior mortgage active against the subject property in the favor of MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the current status of the loan is performing. xx per the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comments have been found regarding reason for default.
xx borrower xx has been working at xx / xx as xx for X years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx details have been found regarding damage.

xx:xx:xx	xx	Flood Certificate Missing Disclosures Missing DU/GUS/AUS	xx: xx of xx: 10 xx: 12 |---| -2 |----| -16.xx% xx: xx per xx data, xx of xx reflect 12 months. xx, xx reflect 10. xx: xx:
xx: xx CLTV xx: xx: 66.983%   xx:    xx %:    xx: xx data reflect, xx used for xx: $474,000.00. xx: $00.000. xx: $317,500.00. CLTV = 66.983%. xx, xx document is missing from the loan documents.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -1 (xx)   xx %:    xx: xx per xx data, xx document date reflect xx/xx/2020. xx, xx document is missing from the loan documents.   xx: xx:
xx: xx-xx DTI per 1003 xx: 36.937% xx: 21.520% xx: 15.417% xx %: 15.xx% xx: DTI is 36.937%. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is non-owner occupied. Seller tape shows, subject property is ineligible. Subject has 2 units plus a basement apartment that was not considered in the SF for the appraisal valuation ."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU is missing from the loan documents."
* Missing flood cert (Lvl 3) "Flood Certificate is missing from the loan documents."	* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan documents."
																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date (xx/xx/2020) is different from the note date (xx/xx/2020)."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74084679	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$22,194.34	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,943.71	3.125%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	50.295%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $X,XXX,XXX.XX, with MERS as nominee for xx, xx., with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx, xx.

xx is a civil judgment against the borrower in the favor of xx, in the amount of $X,XXX,XXX.XX which was recorded on xx/xx/XXXX (xx to xx).
Xst and Xnd installments xx taxes of XXXX are due on xx/xx/XXXX & xx/xx/XXXX in the amount of $XX,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the current status of the loan is performing. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XXXX.	xx:xx per the comment history, the current status of the loan is performing.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XXXX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx per the XXXX, the borrower is working at the xx as a xx from XX.X years.

xx:xx:xx	xx	Missing Disclosures Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx: xx of xx: 10 xx: 11 |---| -1 |----| -9.xx% xx: NA xx: xx:
xx: xx-xx DTI per 1003   xx: 47.561%   xx: 50.360%   xx: -2.799%   xx %: -2.xx%   xx: xx borrower’s and co-borrower’s total monthly income is $36,801.65 after subject loan the proposed amount $7,941.41 and total non-housing payments is $9,562.00 hence the calculated DTI ratio is 47.561%.   xx: xx:
xx: xx-xx per 1003 xx: 21.579% xx: 22.850% xx: -1.271% xx %: -1.xx% xx: xx subject property PITIA (P&I $5,943.71 + hazard insurance $149.24 + property taxes $1,848.46 equals $7,941.41 verified monthly income equals $36,801.65 housing ratio equals 21.579%. xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but may be NOO per tape defect."	* Missing Initial LE (Lvl 3) "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "List of service providers is missing from loan document."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer is missing from the loan document."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the qualified mortgage DTI threshold test under lending policies.
This loan has a qualified mortgage DTI of 47.561%. A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed 43 percent, calculated in accordance with Appendix Q."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan has a qualified mortgage DTI of 47.561%, the borrower’s and co-borrower’s income is $36,801.65 and the total expenses are in the amount of $17,503.41 and the loan was underwritten by AUS/LP(83338709_Jiang Credit Docs.pdf pg#38) and it’s recommendation is “Accept/Eligible” with a DTI of 47.561%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is approved at 47.561%. Per tape, rental and bonus income calculation incorrect and may push DTI higher. Unable to rely on documents in loan file and unable to calculate ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54437085	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,761.17	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,580.00	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	634	740	33.325%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx, xx. DBA xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx of XXXX have been paid in the amount of $X,XXX.XX.	xx to the payment history tape data as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and according to the payment history tape data as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Appraisal (Incomplete) Missing or error on the Rate Lock	xx: xx of xx: 5 xx: 6 |---| -1 |----| -16.xx% xx: xx of loan is 5 xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx reflects original note doc date as xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 33.325%   xx: 33.330%   xx: -0.005%   xx %: -0.00500%   xx: xx borrower's monthly income is $8,835.69 after subject loan the proposed amount $2,261.94 and total non-housing payments is $682.57. xx, the calculated DTI ratio is 33.325%.   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: xx 1003 reflects purpose of transaction as xx. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "This loan is eligible for an appraisal waiver. However, PIW is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows LP run post close and Ops separated the credit from the LP, LP now incomplete."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14380368	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$825.63	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$961.81	3.250%	360	xx	xx	Conventional	Fixed	Purchase	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	636	684	39.749%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx is xx active in the xx of xx (USA), N.A. in the amount of $X,XXX.XX which was recorded prior to subject mortgage on xx/xx/XXXX.
xx Xnd half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to the review of seller’s tape data payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received total in the amount of P&I $XXX.XX with the rate of interest X.XXX% which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of servicing comments, the loan is currently performing. xx to the review of seller’s tape data payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received total in the amount of P&I $XXX.XX with the rate of interest X.XXX% which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comments have been found regarding reason for default.
xx details are not mentioned in URLA.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx details have been found regarding damage.

xx:xx:xx	xx	Missing Disclosures Missing or error on the Rate Lock	xx: xx of xx: 11 xx: 12 |---| -1 |----| -8.xx% xx: xx document reflects xx of loan as 11. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx dated xx/xx/2020 and signed at closing, reflects the xx's xx as xx.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -1 (xx)   xx %:    xx: xx document reflects xx date as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 39.749%   xx: 46.780%   xx: -7.031%   xx %: -7.03100%   xx: xx's income was $3,979.73 and total expenses are in the amount of $1,861.90. xx calculated DTI is 39.749%.   xx: xx:
xx: xx-xx per 1003 xx: 29.874% xx: 29.870% xx: 0.004% xx %: 0.00400% xx: xx's income was $3,979.73 and present primary housing expenses are in the amount of $1,188.90. xx calculated housing ratio as per 1008 is 29.874%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $8,453.25 Fees threshold $6,531.31 Over By +$1,921.94.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $6,077.50
Points - Loan Discount Fee paid by Borrower: $2,375.75"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that increase test. Loan estimate dated xx/xx/2020 reflects Points - Loan Discount Fee at $2,100.00. However, Final CD dated xx/xx/2020 reflects Points - Loan Discount Fee at $2,375.75. This is increase of charges by $275.75 that cannot increase.

The loan failed Charges that in total cannot Increase more than 10% test due to addition of fee in Initial CD dated xx/xx/2020. Initial LE dated xx/xx/2020 does not reflect Title - Closing Protection Letter and Title Endorsement Fee. However, Final CD dated xx/xx/2020 reflects at $51.35."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees Test due to Fees Charged: $8,453.25 Fees Threshold: $6,531.31 Over by +$1,921.94.

The following fees were included in the test:
Mortgage Broker Fee (Indirect) $6,077.50
Points - Loan Discount Fee paid by Borrower: $2,375.75"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows Ineligible inspection waiver, ACE was used on non-arms length transaction, GOE not listed on CD."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Seller tape shows borrower’s income calculated and DTI is 47%. Unable rely on documents and unable to calculate ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98798067	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,216.76	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,261.90	2.250%	252	xx	xx	VA	Fixed	Refinance	98.912%	98.912%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for JFQ xx, xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx is xx active against the borrower in the xx of xx in the amount of $XXX,XXX.XX which is greater than the loan amount of $XXX,XXX.XX recorded prior to subject mortgage on xx/xx/XXXX.
xx Xst half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx Xnd half taxes for the year of XXXX have been paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.
xx to the review of seller’s tape data payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received total in the amount of P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the loan is currently performing. xx to the review of seller’s tape data payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received total in the amount of P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comments have been found regarding reason for default.
xx details are not mentioned in URLA.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx details have been found regarding damage.

xx:xx:xx	xx	Affiliated Business Disclosure Missing Disclosures Missing or error on the Rate Lock Notice of Servicing Transfer	xx: xx of xx: 7 xx: 9 |---| -2 |----| -22.xx% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: $xx: $xx: $-xx %: -5.xx%   xx: xx reflect, xx is 256,029.00.   xx: xx:
xx: xx CLTV xx: 98.912%   xx: 93.790%   xx: 5.122%   xx %: 5.xx%   xx: xx used for xx: $256,029.00. xx: $253,244.00 CLTV = 98.912%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.912%   xx: 93.790%   xx: 5.122%   xx %: 5.xx%   xx: xx used for xx: $256,029.00. xx: $253,244.00 LTV = 98.912%.   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 0.000%   xx:    xx %:    xx:    xx: xx:
xx: xx-xx per 1003   xx: xx: 0.000%   xx:    xx %:    xx: N.A   xx: xx:
xx: xx: xx #xx: xx # xx: xx %: xx: the note reflects property address is "xx xx #xx". xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Initial Loan Estimate dated xx/xx/2020 which is not signed by borrower. However, doc tracker reflects electronically delivery date as xx/xx/2020 which is more than 3 days from initial application date xx/xx/2020. TRID is failing for timing of Initial LE.

Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2020 delivered on xx/xx/2020 which is more than 3 business days from initial application date xx/xx/2020."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "In VA IRRRL streamline refinance loans, there should WAITING period or GAP between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our new subject loans. In this loan the waiting period is not satisfied as the first payment of existing mortgage xx/xx/2021 is less than 210 days from closing date of the loan xx/xx/2021."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate Lock Agreement is missing from loan documents."
* Missing Required Disclosures (Lvl 3)     "List of service provider disclosure is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing Transfer disclosure is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate Business Disclosure is missing from the loan documents."			Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22317841	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,463.90	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,764.73	4.750%	360	xx	xx	Conventional	Fixed	Purchase	65.432%	65.432%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	33.727%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx is ECB lien active in the favor of xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx is a junior mortgage active in the favor of xx, N.A., in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx Xrd half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX.
xx Xth half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.
xx to the review seller’s tape data of the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received total in the amount of P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the loan is currently performing. xx to a review seller’s tape data of the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received total in the amount of P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx per servicing comment dated xx/xx/XXXX, borrower’s income was impacted by xx-XX.
xx per comment dated xx/xx/XXXX, reason for default was impacted by xx-XX.
xx borrower xx has been working at xx. as xx as XX years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx details have been found regarding damage.

xx:xx:xx	xx	Affiliated Business Disclosure Good Faith Estimate Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock Notice of Servicing Transfer Transmittal (1008)	xx: xx of xx: 85 xx: 87 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx #1 xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 109.723%   xx: 7.220%   xx: 102.503%   xx %: 102.xx%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 75.996% xx: 0.000% xx: 75.996% xx %: 75.xx% xx: xx: xx:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "A copy of Homeownership Counseling disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 3)     "A copy of initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 3)     "A copy of initial TIL is missing from the loan file."
* Intent to Proceed Missing  (Lvl 3)     "An executed copy of Intent to proceed disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that subject loan repurchase triggered when borrower went 120+ down."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "A copy of AUS/DU is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "An executed copy of initial 1003 is missing from the loan file"
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3) "A copy of final 1008 (Transmittal Summary) is missing from the loan file."	* Good Faith Estimate missing or unexecuted (Lvl 2) "A copy of final GFE is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The following disclosures are missing from the loan file:

1. Settlement Services Providers List (SSPL) disclosure

2. Fraud Guard Report"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "A copy of Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "A copy of Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35086824	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$884.32	4.625%	360	xx	xx	Conventional	Fixed	Purchase	53.918%	53.918%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx, xx. which was recorded on xx/xx/XXXX.
xx active judgments or liens found.
xx prior year taxes have been found.	xx to the payment history tape data as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX UPB reflected is in the amount of $XX.
xx:xx per the review of the servicing comments, currently, the loan is in performing and according to the payment history tape data as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX UPB reflected is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for default is servicing problems.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Affiliated Business Disclosure Good Faith Estimate Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock Notice of Servicing Transfer Transmittal (1008)	xx: xx of xx: 84 xx: 86 |---| -2 |----| -2.xx% xx: 84. xx: xx:
xx: xx #1 xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx-xx DTI per 1003   xx: 138.546%   xx: 73.210%   xx: 65.336%   xx %: 65.xx%   xx: 138.5465%.   xx: xx:
xx: xx-xx per 1003 xx: 93.990% xx: 44.556% xx: 49.434% xx %: 49.xx% xx: 93.990%. xx: xx:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to Proceed is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows defect as "Rev Occupancy-Repurchase triggered when borrower went 120+ down”."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Copy of AUS is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock Agreement is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal (1008) is missing from the loan file."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final Good Faith Estimate is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling Organizations Disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial Good Faith Estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial Truth in Lending is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Home Loan Toolkit is missing from the loan file.
List of Service Provider Document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "An executed copy of Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58987356	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$15,888.40	12/16/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,286.87	4.500%	360	xx	xx	Conventional	Fixed	Purchase	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	46.775%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx, xx. which was recorded on xx/xx/XXXX.
xx is a civil judgment in the favor of xx of xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx are X prior civil judgments in the favor of different plaintiffs in the total amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX.
xx are X ECB liens in the favor of xx in the total amount of $X,XXX.XX which was recorded on xx/xx/XXXX and xx/xx/XXXX.
xx of XXXX have been paid in the amount of $X,XXX.XX.
xx of XXXX are due in the amount of $X,XXX.XX.	xx to the payment history tape data as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, the loan is in foreclosure. xx to the payment history tape data as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined. xx collection comments are missing. xx COVID review has not been performed.

xx:xx foreclosure was initiated and the file was referred to an attorney on xx/xx/XXXX. xx further details have been found.
xx:xx	xx	Affiliated Business Disclosure Missing or error on the Rate Lock	xx: xx of xx: 80 xx: 82 |---| -2 |----| -2.xx% xx: 80. xx: xx:
xx: xx #1 xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx as per xx document.   xx: xx:
xx: xx-xx DTI per 1003   xx: 46.775%   xx: 35.580%   xx: 11.195%   xx %: 11.xx%   xx: 46.775%.   xx: xx:
xx: xx-xx per 1003   xx: 44.753%   xx: 33.560%   xx: 11.193%   xx %: 11.xx%   xx: 44.753%.   xx: xx:
xx: xx/xx: xx: xx: xx %: xx: xx as per xx. xx: xx:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling Organizations Disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows as Rev Occupancy-Repurchase triggered when borrower went 120+ down."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan document."
* Missing Required Disclosures (Lvl 3)     "Home Loan Toolkit is missing from the loan file."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.775% as the Borrower’s income was $9,793.99 and total expenses are in the amount of $4,581.12 and the loan was underwritten by AUS/DU (Locator#XXcredit Docs. Pg#15) and its recommendation is “Approve/Eligible” with 46.77%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42740045	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,943.54	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,897.28	4.375%	360	xx	xx	Conventional	Fixed	Purchase	68.716%	68.716%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	32.972%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx Xth half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx Xth half taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to the review seller’s tape data of the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received total in the amount of P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx loan is currently performing. xx to the review seller’s tape data of payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received total in the amount of P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx loan was originated on xx/xx/XXXX. xx, the latest XX months collection comments are missing.
xx borrower xx has been working at xx. as xx for X year.
xx covid review is not performed as latest collection comments are missing.
xx to determine the occupancy and current condition of property.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 81 xx: 83 |---| -2 |----| -2.xx% xx: xx: xx:
xx: xx #1 xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 2   xx: 1   xx: 1   xx %: 100.00000%   xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 36.400% xx: 30.020% xx: 6.380% xx %: 6.xx% xx: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing an alert that the repurchase triggered when borrower went 120+ down."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11971693	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,620.15	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,170.05	4.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	138.398%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is with xx, xx.
xx are no active liens and judgments against the borrower.
xx taxes for the year XXXX will be due on xx/xx/XXXX for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history tape data as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date per tape is xx/xx/XXXX. xx last payment received date is unable to be determined. xx monthly P&I per tape is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected PH tape for the amount of $XXX,XXX.XX.	xx:xx current status of the loan as per PH tape is performing. xx to the payment history tape data as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date per tape is xx/xx/XXXX. xx last payment received date is unable to be determined. xx monthly P&I per tape is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected PH tape for the amount of $XXX,XXX.XX.
xx evidence have been found regarding the foreclosure and bankruptcy as latest XX months CH is missing. xx, unable to determine the occupancy.

xx:xx:xx	xx	Affiliated Business Disclosure Missing or error on the Rate Lock	xx: xx of xx: 82 xx: 83 |---| -1 |----| -1.xx% xx: NA xx: xx:
xx: xx: 2   xx: 1   xx: 1   xx %: 100.00000%   xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: 33.094%   xx: 33.090%   xx: 0.004%   xx %: 0.00400%   xx: NA   xx: xx:
xx: xx-xx per 1003 xx: 29.609% xx: 0.000% xx: 29.609% xx %: 29.xx% xx: NA xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "This is investment property. Seller tape data shows that, "Repurchase triggered when borrower went 120+ Down."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan file."	* Missing Required Disclosures (Lvl 2) "Home Loan Toolkit disclosure and Homeowner counseling disclosure are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63744588	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,467.13	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$955.77	4.000%	360	xx	xx	VA	Fixed	Refinance	81.713%	81.713%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for ClearPath xx for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx taxes for the year XXXX have been paid for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history tape data as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date per tape is xx/xx/XXXX. xx last payment received date is unable to be determined. xx monthly P&I per tape is in the amount of $XXh an interest rate of X.XX%. xx current UPB is reflected PH tape for the amount of $XXX,XXX.XX.	xx:xx current status of the loan as per PH tape is performing. xx to the payment history tape data as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date per tape is xx/xx/XXXX. xx last payment received date is unable to be determined. xx monthly P&I per tape is in the amount of $XXh an interest rate of X.XX%. xx current UPB is reflected PH tape for the amount of $XXX,XXX.XX.
xx evidence have been found regarding the foreclosure and bankruptcy as latest XX months CH is missing. xx, unable to determine the occupancy.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 22 xx: 24 |---| -2 |----| -8.xx% xx: NA xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: MI is not required.   xx: xx:
xx: xx CLTV xx: 81.713%   xx: 81.306%   xx: 0.407%   xx %: 0.xx%   xx: xx value used for underwriting: $245,000.00. xx: $200,196.00 CLTV = 81.713%.   xx: xx:
xx: xx LTV (OLTV)   xx: 81.713%   xx: 81.306%   xx: 0.407%   xx %: 0.xx%   xx: xx value used for underwriting: $245,000.00. xx: $200,196.00 LTV = 81.713%.   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 0.000%   xx:    xx %:    xx: xx loan is streamline xx.   xx: xx:
xx: xx-xx per 1003   xx: xx: 0.000%   xx:    xx %:    xx: xx loan is streamline xx.   xx: xx:
xx: xx of xx: xx rate or term xx: xx-xx: xx %: xx: xx and xx DU reflect xx rate or term. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "In VA IRRRL streamline refinance loans, there should WAITING period or GAP between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our new subject loans. In this loan the waiting period is not satisfied."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33327785	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,472.49	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$786.31	4.000%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	695	693	44.327%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx are two judgments active against the borrower in the favor of xx in the amount of $X,XXX.XX which were recorded prior to subject mortgage on different dates.
xx county taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the current status of the loan is performing. xx per the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comments have been found regarding reason for default.
xx borrower xx has been working at xx as xx. xx for XX years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx details have been found regarding damage.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 16 xx: 18 |---| -2 |----| -11.xx% xx: xx reflects age of loan as 6. xx: xx:
xx: xx-xx DTI per 1003 xx: 44.327% xx: 64.042% xx: -19.715% xx %: -19.xx% xx: xx per xx 1003 application post-close DTI as 44.327%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: $6,375.54 Fees Threshold: $4,830.76 Over by +$1,544.78. The following fees were included in the test:
Mortgage Broker Fee (Indirect) $4,529.25
Points - Loan Discount Fee paid by Borrower: $1,846.29"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Loan estimate dated xx/xx/2020 reflects Points - Loan Discount Fee at $1,482.00. However, Final CD dated xx/xx/2020 reflects Points - Loan Discount Fee at $1,846.00. This is increase of charges by $364.00 that cannot increase. Valid COC for addition of charges is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees Charged: $6,375.54 Fees Threshold: $4,830.76 Over by +$1,544.78. The following fees were included in the test:
Mortgage Broker Fee (Indirect) $4,529.25
Points - Loan Discount Fee paid by Borrower: $1,846.29"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.327%, the Borrower’s income was $5,847.00 and total expenses are in the amount of $2,591.79 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 44.33%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 44%. Tape shows 65% DTI and SSN discrepancy that may have been corrected post closing. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36913375	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,179.52	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$376.19	3.875%	360	xx	xx	Conventional	Fixed	Purchase	82.051%	82.051%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	34.210%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount $XX,XXX.XX with the xx.
xx chain of assignment is complete.
xx active judgments or liens have been found.
xx combined taxes of XXXX are due for xx/xx/XXXX in the amount of $X,XXX.XX.
xx delinquent taxes have been found for the prior year.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XX,XXX.XX.	xx:xx current status is performing.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XX,XXX.XX.
xx foreclosure and bankruptcy evidence has been found.
xx damage or repairs have been found in the latest servicing comments.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 16 xx: 17 |---| -1 |----| -5.xx% xx: N/A. xx: xx:
xx: xx CLTV xx: 82.051%   xx: 80.000%   xx: 2.051%   xx %: 2.05100%   xx: xx value used for underwriting: $95,000.00. xx: $80,000.00. CLTV = 82.051%.   xx: xx:
xx: xx LTV (OLTV) xx: 82.051% xx: 80.000% xx: 2.051% xx %: 2.05100% xx: xx value used for underwriting: $95,000.00. xx: $80,000.00. LTV = 82.051%. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This Loan Failed Revised Closing Disclosure Delivery waiting period Test due to Changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in initial LE dated xx/xx/2020 reflects Loan Origination Fee $0.00. However, Final CD dated xx/xx/2020 reflects Loan Origination Fee at $2,000.00. This is a fee increase of $2,000.00 for 0% tolerance fee test. Valid COC for the increase in Loan Origination Fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home is affixed.
As per appraisal report located at “xx”, the property type is “Manufactured Housing”. Final title policy reflects ALTA 7 endorsement incorporated with it. The manufactured home rider is attached with the mortgage. Affidavit of Affixation document is available which is located at “xx and home is permanently affixed to a foundation."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 34.210%. Tape shows employment misrepresentation due to borrower was not employed at the time of closing. Unable to rely on docs. Unable to calculate ATR."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58017805	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,728.71	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,140.95	2.875%	360	xx	xx	VA	Fixed	Cash Out	85.938%	85.938%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	761	34.755%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx .
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx which is recorded on xx/xx/XXXX.
xx active liens and judgments have been found.
Xst installment town taxes of XXXX have been paid in the amount of $XXXX.
Xnd installment town taxes of XXXX have been due in the amount of $XXX.XX. xx prior year delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx RFD is unable to be determined. xx property is owner occupied.
xx repairs and damages have been found. xx comments is found stating the borrower’s income has been impacted by xx.
xx working details of the borrower xx have not been mentioned.

xx:xx:xx	xx	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 10 (xx)   xx %:    xx: xx date is xx/xx/2020.   xx: xx:
xx: xx CLTV xx: 85.938%   xx: 85.940%   xx: -0.002%   xx %: -0.00200%   xx: xx used for xx: $320,000.00. xx: $275,000.00. LTV = 85.93%.   xx: xx:
xx: xx LTV (OLTV)   xx: 85.938%   xx: 85.940%   xx: -0.002%   xx %: -0.00200%   xx: xx used for xx: $320,000.00. xx: $275,000.00. LTV = 85.93%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 34.757%   xx: 36.920%   xx: -2.163%   xx %: -2.xx%   xx: xx per xx application calculated DTI is 34.757%.   xx: xx:
xx: xx-xx per 1003 xx: 26.913% xx: 36.920% xx: -10.007% xx %: -10.00700% xx: xx per xx application calculated post close housing ratio is 26.913%. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Compliance Ease TRID Tolerance Test is Incomplete sue to Initial closing disclosure is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 37%. BWR died on 7/26 before 7/30 closing. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49688080	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,100.06	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$835.48	4.000%	360	xx	xx	Conventional	Fixed	Cash Out	73.375%	73.375%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	40.764%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx, the mortgage is MERS as nominee for xx, xx.
xx active liens and judgments have been found.
xx annual county taxes of XXXX have been due in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx the time of origination, the borrower was working as xx. xx in xx from last X years.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: 12 (xx)   xx %:    xx: xx appraisal date is xx/xx/2020.   xx: xx:
xx: xx CLTV xx: 73.375%   xx: 73.380%   xx: -0.005%   xx %: -0.00500%   xx: xx used for xx: $xx: $xx. LTV is 73.375%.   xx: xx:
xx: xx LTV (OLTV)   xx: 73.375%   xx: 73.380%   xx: -0.005%   xx %: -0.00500%   xx: xx used for xx: $xx: $xx. LTV is 73.375%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 40.962%   xx: 40.960%   xx: 0.002%   xx %: 0.00200%   xx: xx-close DTI is 40.962%.   xx: xx:
xx: xx-xx per 1003 xx: 23.804% xx: 40.960% xx: -17.156% xx %: -17.xx% xx: DTI is 23.80%. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "This is Investment Property Loan. Seller tape data shows that there are 2 undisclosed mortgages per PC credit report obtained by the Fannie Mae. As a result of the undisclosed mortgages the reserve requirement would have increased and the file does not contain sufficient assets to cover the increased reserves. Unable to relay on docs."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45706060	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,383.86	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,057.82	2.500%	360	xx	xx	VA	Fixed	Refinance	101.026%	101.026%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx taxes for the year XXXX-XXXX have been paid for the amount of $XXXX.XX. xx prior tax year delinquency has been found.
xx to the payment history tape data as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date per tape is xx/xx/XXXX. xx last payment received date is unable to be determined. xx monthly P&I per tape is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected PH tape for the amount of $XXX,XXX.XX.	xx:xx current status of the loan as per PH tape is performing. xx to the payment history tape data as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date per tape is xx/xx/XXXX. xx last payment received date is unable to be determined. xx monthly P&I per tape is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected PH tape for the amount of $XXX,XXX.XX.
xx evidence has been found regarding the foreclosure and bankruptcy as latest XX months CH is missing. xx, unable to determine the occupancy.

xx:xx:xx	xx	HUD-1 Closing Statement Missing Disclosures Missing or error on the Rate Lock	xx: xx of xx: 0 xx: 2 |---| -2 |----| -100.00000% xx: xx per the note age of is 0. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -6 (xx)   xx %:    xx: xx note reflects note date as xx/xx/2021.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx per loan application(1003) purpose of refinance is change in rate/term. xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is not hand signed by the borrower as well as addendum to closing disclosure is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Seller defect reflects the issues in which payment history shows that only 2 months consecutive payments were made, due to which 6 months payment requirement does not meet."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from loan document."
																																																																																							* Missing Required Disclosures (Lvl 3) "Written list of service provider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92524521	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,974.92	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,554.24	2.750%	360	xx	xx	VA	Fixed	Cash Out	89.000%	89.000%	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	633	Not Applicable	29.594%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx prior year’s delinquent taxes have been found.
xx loan was originated on xx/xx/XXXX. xx to a review of the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx amount of PITI is $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx current status of loan is performing. xx to a review of the payment history as of xx/xx/XXXX,the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx amount of PITI is $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%. xx UPB reflected in the latest payment history is in the amount of $XX.
xx loan was originated on xx/xx/XXXX. xx, the required collection comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx review is not performed as latest collection comments are missing.
xx borrower xx has been working at xx as xx for XX years.
xx to determine the occupancy and current condition of property.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 0 xx: 1 |---| -1 |----| -100.00000% xx: xx per xx data ,age of loan is 1. xx it reflects 0. xx: xx:
xx: xx: xx-xx: xx:    xx %:    xx: xx last name is xx-xx.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 9 (xx)   xx %:    xx: xx appraisal date is xx/xx/2021.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx note document date is xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003 xx: 29.594% xx: 29.595% xx: -0.001% xx %: -0.00100% xx: xx per xx data, xx DTI is 29.595%. xx documents reflects as 29.594%. xx: xx:	3: Curable	* Loan program disclosure missing or unexecuted (Lvl 3) "The loan is uninsurable. Seller tape shows, insufficient entitlement due to another active VA loan."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37413146	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,394.62	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$529.48	3.625%	360	xx	xx	Conventional	Fixed	Refinance	70.364%	70.364%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	27.215%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx is senior mortgage active against the subject property in the favor of xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
xx prior year’s delinquent taxes have been found.
xx loan was originated on X/XXX/XXXX. xx to a review of the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx amount of PITI is $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx current status of loan is performing. xx to a review of the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx amount of PITI is $XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%. xx UPB reflected in the latest payment history is in the amount of $XX.
xx loan was originated on xx/xx/XXXX. xx, the required collection comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx review is not performed as latest collection comments are missing.
xx borrower xx J. xx has been working at xx for xx as xx for XX years.
xx to determine the occupancy and current condition of property.

xx:xx:xx	xx	Missing or error on the Rate Lock Transmittal (1008)	xx: xx of xx: 0 xx: 1 |---| -1 |----| -100.00000% xx: xx of loan is 0. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx reflects original note doc date xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 27.215%   xx: 27.217%   xx: -0.002%   xx %: -0.00200%   xx: xx borrower's monthly income is $3,670.00 after subject loan the proposed amount $938.79 and total non-housing payments is $60.00. xx, the calculated DTI ratio is 27.215%.   xx: xx:
xx: xx of xx: xx in xx/xx: xx - xx:    xx %:    xx: CD reflects purpose of transaction as xx in rate/term.   xx: xx:
xx: xx of xx per HUD-1 xx: xx: xx: xx %: xx: CD reflects purpose of transaction as xx. xx: xx:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows, PIW lost. The max LTV for an appraisal waiver on a FNMA/Freddie Mac cash out refinance is 70%."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18060097	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,336.28	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,015.00	2.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	34.265%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# XXXX xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx current status of loan is performing. xx next due date for the regular payment is xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx review is not performed as latest collection comments are missing.
xx loan was originated on xx/xx/XXXX. xx, the required collection comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx has been working at xx med xx as xx manager for XX years.
xx to determine the occupancy and current condition of property.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 3 xx: 5 |---| -2 |----| -40.00000% xx: NA. xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 34.265% xx: 33.187% xx: 1.078% xx %: 1.07800% xx: xx borrower’s total monthly income is $6,066.67 after subject loan the proposed amount $1,585.77 and total non-housing payments is $493.00 hence the calculated DTI ratio is 34.265%. xx: xx:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 34.26%. Tape shows income discrepancy show that borrower was not employed after closing. Timing not provided but was cause for repurchase. Elevated for client review. Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28452022	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,825.37	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,286.68	3.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.924%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx of XXXX have been paid in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined. xx collection comments are missing. xx COVID review has not been performed.
xx:xx:xx	xx	Credit Application	xx: xx of xx: 4 xx: 6 |---| -2 |----| -33.xx% xx: xx reflects age of loan as 4. xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final Application signed by borrower is missing from loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated xx/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021 which is after the Consummation date xx/xx/2021."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows lender failed to escrow for homeowners insurance for LTV greater than 90%."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98338374	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,650.58	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$407.47	3.625%	360	xx	xx	Conventional	Fixed	Purchase	94.999%	101.379%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.184%	First	Short Form Policy	Not Applicable	$6,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx is junior mortgage originated on xx/xx/XXXX for the amount of $XXXX.XX with lender xx and recorded on xx/xx/XXXX.
xx are no active liens and judgments against the borrower.
xx taxes for the year XXXX have been paid for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XX,XXX.XX.
xx evidence has been found regarding the foreclosure and bankruptcy as complete CH is missing. xx, unable to determine the occupancy status.

xx:xx:xx	xx	xx: xx of xx: 3 xx: 5 |---| -2 |----| -40.00000% xx: NA xx: xx:
xx: xx-xx DTI per 1003   xx: 42.184%   xx: 41.385%   xx: 0.799%   xx %: 0.xx%   xx: DTI is 42.184%.   xx: xx:
xx: xx: xx (5-8 xx) xx: xx (1-4 xx) xx: xx %: xx: xx property is xx rise condo. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Higher priced mortgage loan test failed. APR Calculated 4.532% APR Threshold 4.530% Over By +0.002%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). The subject loan is escrowed.
ComplianceEase Risk Indicator is "Elevated"."
* Higher-Priced Mortgage Loan test Fail (Lvl 3)     "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated 4.532% APR Threshold 4.530% Over By +0.002%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). The subject loan is escrowed."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows initially a state Bond Program that does not qualify for an affordable lending product."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11164084	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,857.26	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$920.54	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	77.947%	77.947%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.770%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount $XXX,XXX.XX with the xx.
xx chain of assignment is complete.
xx active judgments or liens have been found.
xx delinquent taxes have been found for the prior year.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.	xx:xx current status of the loan is performing.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.
xx loan was originated on xx/xx/XXXX with the first payment date xx/xx/XXXX. xx required comment history is missing from xx/xx/XXXX to xx/xx/XXXX.
xx FC & BK details have been found in loan files.
xx-XX xx document available in the loan file located at "cc". xx, borrower's income is not impacted by xx-XX.
xx to determine the current condition and occupancy status of the subject property.

xx:xx:xx	xx	xx: xx of xx: 4 xx: 5 |---| -1 |----| -20.00000% xx: xx per xx data, age of loan is 5. xx it reflects 4. xx: xx:
																																																																																				xx: xx #1 xx: C xx: xx: xx %: xx: xx per tape data, xx middle name is xx. xx note document reflects C. xx: xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 37.773%. Seller tape shows income miscalculation may push DTI over tolerances. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24745602	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,886.74	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$667.19	3.000%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	28.884%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the xx title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. in the amount of $XXX,XXX.XX, which was recorded on xx/xx/XXXX xx# | xx/xx# xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx current status of loan is performing. xx next due date for the regular payment is xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx review is not performed as latest collection comments are missing.
xx loan was originated on xx/xx/XXXX. xx, the required collection comments are missing from xx/xx/XXXX to xx/xx/XXXX.
xx borrower xx J. xx has been working at xx as xx and xx for X years.
xx to determine the occupancy and current condition of property.

xx:xx:xx	xx	xx: xx of xx: 3 xx: 5 |---| -2 |----| -40.00000% xx: NA xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 28.884% xx: 29.080% xx: -0.196% xx %: -0.xx% xx: xx borrower's monthly income is $5,194.00 after xx loan the xx amount $1,465.24 and xx-housing xx is $35.00. hence, the xx DTI xx is 28.884%. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows HOA has insufficient flood coverage."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86593094	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,771.02	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$556.72	3.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.548%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount $XXX,XXX.XX with the xx#xx.
xx chain of assignment is complete.
xx active judgments or liens have been found.
xx delinquent taxes have been found for the prior year.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.	xx:xx current status of the loan is performing.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.
xx loan was originated on xx/xx/XXXX with the first payment date xx/xx/XXXX. xx required comment history is missing from xx/xx/XXXX to xx/xx/XXXX.
xx FC & BK details have been found in loan files.
xx to determine the current condition and occupancy status of the subject property. xx-XX review is not performed in the loan as comments are missing.

xx:xx:xx	xx	Initial Escrow Acct Disclosure	xx: xx of xx: 3 xx: 4 |---| -1 |----| -25.00000% xx: NA. xx: xx:
xx: xx-xx DTI per 1003 xx: 49.566% xx: 49.548% xx: 0.018% xx %: 0.01800% xx: xx borrower's monthly income is $3,775.75 after xx loan the xx amount $1.871.47 hence, the xx is 49.59% xx: xx:	3: Curable	* Final Application Incomplete (Lvl 3) "Final application is not hand signed by borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects that borrower took incorrect homeownership course."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.54%, the borrower income was $3,775.75 and total expenses are in the amount of $1,870.80 and the loan was underwritten by DU (LocatorXX) and its recommendation is “Approve/Eligible” with a DTI of 49.56%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9925007	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,379.70	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,408.21	3.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.225%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX. xx chain of assignment has not been completed. xx latest assignment has been found.
xx is one HOA lien which was recorded on xx/xx/XXXX in the amount of $XXXX.XX in favor of xx. xx subject xx is located in VA xx which is non-super lien state. xx property address mentioned on the document (xx-xx#xx pg#XX) does not match with the subject property address.
xx are X prior hospital liens against the name of borrower as follow.
xx was recorded on xx/xx/XXXX in the amount of $XXXX.XX in favor of xx D/B/A xx. xx was recorded on xx/xx/XXXX in the amount of $XXX.XX in favor of xx.
xx is one prior child support lien against the name of borrower which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX in favor of xx of VA- xx of xx support enforcement. SSN on document does not matches with the borrowers SSN.
xx taxes for the year XXXX will be due on xx/xx/XXXX for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing Disclosures Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1185 (xx)   xx %:    xx: NA   xx: xx:
xx: xx-xx per 1003 xx: 16.952% xx: 16.951% xx: 0.001% xx %: 0.00100% xx: xx per final xx calculated post close housing ratio is 16.952%. xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from loan document."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.225%, the borrower income was $19,098.69 and total expenses are in the amount of $9,401.38 and the loan was under written by DU (Locator# XX) and its recommendation is “Approve/Eligible” with a DTI of 49.225%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.225%. Seller tape shows one of the BWRs had undisclosed mortgage that may push DTI over 87%. Unable to rely on the documents in file and unable to calculate ATR."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85967657	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,519.50	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,285.19	3.250%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	52.403%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount $XXX,XXX.XX held by xx.
xx chain of assignment is complete.
xx is notice of commencement dated xx/xx/XXXX recorded on xx/xx/XXXX in xx# xx for the improvement in fence.
xx county taxes of XXXX are due in the amount of $X,XXX.XX for xx/xx/XXXX.
xx delinquent taxes have been found for the prior year.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.	xx:xx current status of the loan is performing.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.
xx foreclosure and bankruptcy evidence has been found.
xx employment details have been found in final XXXX doc.
xx damage or repairs have been found in the latest servicing comments.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1196 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 70.000%   xx: 69.990%   xx: 0.010%   xx %: 0.01000%   xx: xx used for xx: 421,865.00. xx: $295,305.00. CLTV = 70.00%.   xx: xx:
xx: xx LTV (OLTV)   xx: 70.000%   xx: 69.990%   xx: 0.010%   xx %: 0.01000%   xx: xx used for xx: 421,865.00. xx: $295,305.00. LTV = 70.00%.   xx: xx:
xx: xx-xx per 1003 xx: 44.045% xx: 44.044% xx: 0.001% xx %: 0.00100% xx: xx per xx data ,xx is 44.044%.xx documents reflects as 44.045% xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.403%, the Borrower income was $5,144.50 and total expenses are in the amount of $2,695.88 and the loan was underwritten by DU (Locator XX (02)) and its recommendation is “Approve/Ineligible” with a DTI of 52.403%."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 does not reflect Point-Loan Discount fee. However, Final CD dated xx/xx/2020 reflects Point-Loan Discount fee at $1,476.53. This is an increase in fee of $1,476.53 for charges that cannot increase.

Loan estimate date xx/xx/2020 does not reflect Appraisal fee. However, Final CD dated xx/xx/2020 reflects Appraisal fee at $350.00.This is an increase in fee of $350.00 for charges that cannot increase."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/Ineligible at 52.40%. Seller defect shows error in self-employment income calculation. This caused increase in DTI to 52%. Unable to rely on documents in file and unable to calculate ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98820914	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,181.79	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,191.47	4.125%	360	xx	xx	Conventional	Fixed	Purchase	75.448%	75.448%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	801	806	33.693%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgment against the borrower.
xx taxes for the year XXXX-XX will be due on xx/xx/XXXX for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage and repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1192 (xx)   xx %:    xx: NA   xx: xx:
xx: xx CLTV xx: 75.448%   xx: 75.450%   xx: -0.002%   xx %: -0.00200%   xx: NA   xx: xx:
xx: xx LTV (OLTV)   xx: 75.448%   xx: 75.450%   xx: -0.002%   xx %: -0.00200%   xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: 33.693%   xx: 33.692%   xx: 0.001%   xx %: 0.00100%   xx: NA   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: NA xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data: $183,084.16 Comparison Data: $184,953.98 Variance: -$1,869.82.
The finance charge is $184,953.98. The disclosed finance charge of $183,084.16 is not considered accurate because it is understated by more than $100."
* Missing Required Disclosures (Lvl 2)     "Home Loan Toolkit is missing from the loan file."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 33.693%. Seller tape shows borrower was not employed at the time of closing. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70441977	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,880.19	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,526.73	3.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	758	767	41.136%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgment against the borrower.
xx taxes for the year XXXX have been paid for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is in collection. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Appraisal (Incomplete) Missing Disclosures Missing or error on the Rate Lock	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1189 (xx) |----| xx: NA xx: xx:
xx: xx-xx DTI per 1003   xx: 41.136%   xx: 41.135%   xx: 0.001%   xx %: 0.00100%   xx: xx reflects the xx-xx DTI per 1003 as 41.136%.   xx: xx:
xx: xx-xx per 1003   xx: 19.895%   xx: 19.894%   xx: 0.001%   xx %: 0.00100%   xx: xx reflects xx-xx per 1003 as 19.895%.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx report reflects subject property type as PUD. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Seller has provided the CO and WOC."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 41.13%. Tape shows loan re purchased and borrower was not employed at closing. Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70647487	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,497.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$691.47	2.500%	360	xx	xx	Conventional	Fixed	Purchase	41.906%	41.906%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	36.130%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx and city taxes for the year XXXX will be due on xx/xx/XXXX for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -14 (xx)   xx %:    xx: NA   xx: xx:
xx: xx CLTV xx: 41.906%   xx: 41.900%   xx: 0.006%   xx %: 0.00600%   xx: "xx used for xx: $417,603.00. xx: $175,000.00. CLTV = 41.906%. "   xx: xx:
xx: xx LTV (OLTV)   xx: 41.906%   xx: 41.900%   xx: 0.006%   xx %: 0.00600%   xx: "xx used for xx: $417,603.00. xx: $175,000.00. CLTV = 41.906%. "   xx: xx:
xx: xx-xx DTI per 1003   xx: 21.659%   xx: 36.130%   xx: -14.471%   xx %: -14.xx%   xx: NA   xx: xx:
xx: xx-xx per 1003   xx: 1.674%   xx: 1.670%   xx: 0.004%   xx %: 0.00400%   xx: NA   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx report reflects property type is PUD. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Critical" (Lvl 3) "This loan failed the initial loan estimate delivery date test due to the initial loan estimate delivery date is less than the seventh business day before consummation of the transaction."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows, Loan moved to portfolio due to not meeting TRID timing requirements. Loan required Loan Estimate required 7 specific business days, only 6 specific business days were between the initial Loan Estimate and the Closing Date. Seller is unable to cure TRID timing violation."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."			Critical	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60246282	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,279.74	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,325.03	4.499%	360		xx	xx		Conventional	Fixed		Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	22.678%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx which is recorded on xx/xx/XXXX.
xx active liens and judgments have been found.
Xst installment taxes of XXXX have been paid in the amount of $XXXX.XX.
Xnd installment taxes of XXXX have been due in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx property is owner occupied.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income was impacted by xx.  xx borrower xx has been working at xx as an xx/xx for XX months.

xx:xx:xx	xx	xx: xx: xx/xx/2025 xx: xx/xx/2021 |---| 1204 (xx) |----| xx: xx applicable. xx: xx:
xx: xx: xx/xx/2013   xx: xx/xx/2013   xx: -4 (xx)   xx %:    xx: xx note doc date is xx/xx/2013.   xx: xx:
xx: xx-xx DTI per 1003   xx: 22.678%   xx: 22.677%   xx: 0.001%   xx %: 0.00100%   xx: xx DTI per 1003 is 22.678%.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx property type is PUD. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per tape date, "loan repurchased due to Eligibility violation, DTI exceeds maximum permitted by selling guide"."	* Settlement date is different from note date (Lvl 2) "As per final HUD-1, settlement date is xx/xx/2013 which is after the note (xx/xx/2013)."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 22.68%. Tape shows BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2132200	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,488.99	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,212.19	4.625%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	52.421%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

xx active judgments or liens have been found against the borrower.
xx county taxes of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx taxes of XXXX have been on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the current status of the loan is performing. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the current status of the loan is performing.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx per the XXXX, the borrower is working at xx as xx from X.X years.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1203 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 98.188%   xx: 98.180%   xx: 0.008%   xx %: 0.00800%   xx: xx used for xx: $240,120.00. xx: $235,770.00 CLTV = 98.188%   xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 96.490%   xx: 1.698%   xx %: 1.xx%   xx: xx used for xx: $240,120.00. xx: $235,770.00 LTV = 98.188%   xx: xx:
xx: xx-xx DTI per 1003   xx: 52.421%   xx: 52.420%   xx: 0.001%   xx %: 0.00100%   xx: xx per xx data, xx DTI is 52.420%. xx documents reflect as 52.421%.   xx: xx:
xx: xx-xx per 1003   xx: 38.222%   xx: 38.221%   xx: 0.001%   xx %: 0.00100%   xx: xx per xx data, xx is 38.221%. xx documents reflect as 38.222%.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx per xx data, xx is xx .xx documents reflects as PUD. xx: xx:	3: Curable	* Cash out purchase (Lvl 3) "Subject loan is purchase case, However final CD dated xx/xx/2020 reflects cash to in the amount of $500.00."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows, Loan moved to Portfolio government TSAHC bond loan, TSAHC would not buy the loan due to credit report date issues. For the new credit report run the borrower's FICO dropped from 688 to 597, program requirement has a minimum credit score of 620. Seller had to reimburse the bond authority the down payment amount. The loan no longer meets FHA requirements."
* MI, FHA or MIC missing and required (Lvl 3)     "MI certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage safe harbor threshold due to APR charged 5.618% APR threshold 5.210% over by +0.408%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test due to APR charged 5.618% APR threshold 5.210% over by +0.408%. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.421% the Borrower income was $5,606.05 and total expenses are in the amount of $2,938.74 and the loan was underwritten by AUS/DU (Locator XX) and its recommendation is “Approve/Eligible” with a DTI of 52.42%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29972886	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$911.99	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,438.81	3.000%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	58.356%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx.

xx is an abstract of judgment against the borrower in the favor of xx funding xx assignee of target financial services, which was recorded on xx/xx/XXXX (prior to subject mortgage) in the amount of $X,XXX.XX.
xx combined taxes of XXXX have been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX, the current status of the loan is performing. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx per the comment history, the current status of the loan is performing.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx per the XXXX, the borrower is working at xx as a xx from X.X years.

xx:xx:xx	xx	Appraisal (Incomplete) Credit Application Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N.A. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 14 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 58.356%   xx: 58.355%   xx: 0.001%   xx %: 0.00100%   xx: DTi is 58.356%.   xx: xx:
xx: xx-xx per 1003   xx: 30.783%   xx: 30.782%   xx: 0.001%   xx %: 0.00100%   xx: post-close housing ratio is 30.783%.   xx: xx:
xx: xx: PUD xx: xx: xx %: xx: xx property type is PUD xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final application is not hand dated and not hand signed by the borrowers."
* Application Not Signed by All Borrowers (Lvl 3)     "Final application is not hand dated and not hand signed by the borrowers."
* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3)     "Seller has provided the Lender’s Cert (VA)."
* HUD-1 is not signed by borrower (Lvl 3)     "Final CD is not hand dated and not hand signed by the borrowers."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows loan does not meet GNMA guarantee requirement for a minimum of 25% due to the co-borrower is non-veteran, non-spouse."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2021. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2021. Note date is xx/xx/2021."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 58.36%, the borrower's income was $6,960.82 and total expenses are in the amount of $4,062.03 and the loan was underwritten by DU (Locator XXPDF) and its recommendation is “Approve/Eligible” with a DTI of 58.36%."	* Missing or error on the Rate Lock Document (Lvl 1) "Rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97033394	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	$0.00	$7,865.01	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$929.62	7.125%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/19/2015	$90,743.68	Not Applicable	4.125%	$386.34	09/01/2015	Change ARM Terms	xx to updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx of xx, N.A. which was recorded on xx/xx/XXXX. xx chain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xx is on first lien position. xx are two junior mortgages against the subject property in the total amount of $XX,XXX.XX in favor of xx which was recorded on xx/xx/XXXX & xx/xx/XXXX respectively. xx is one civil judgment found on the subject borrower in the amount of $X,XXX.XX this was recorded on xx/xx/XXXX. XXXX combined annual taxes have been due in the amount of $X,XXX.XX on xx/xx/XXXX.	xx payment history dated xx/xx/XXXX shows that the loan is in performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX	xx:xx the loan is in collection.
xx payment history dated xx/xx/XXXX shows that the loan is in performing and next payment due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for the due date on xx/xx/XXXX.xx current UPB is in the amount of $XX
xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.
xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed before the deadline. xx date was xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $X.XX. xx the bankruptcy is not in active status since it was discharged on xx/xx/XXXX and was fully terminated on xx/xx/XXXX.
xx per collection comment the subject property is occupied by owner and it is in good condition. xx per comment dated xx/xx/XXXX, the loss draft has been received for repairs. xx further details have been found.

xx:xx:xx per PACER, the debtor had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed before the deadline. xx date was xx/xx/XXXX. POC was filed on xx/xx/XXXX, in the secured claim amount $XXX,XXX.XX and an arrearage in the amount of $X.XX. xx the bankruptcy is not in active status since it was discharged on xx/xx/XXXX and was fully terminated on xx/xx/XXXX.	xx loan modification agreement was made on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer	xx: xx: xx: xx, >= 120 xx |---| |----| xx: xx: xx: xx: xx: xx/xx/2025 xx: xx/xx/2021 xx: 1415 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ).
TIL is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31924421	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,128.60	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,461.72	6.250%	360	xx	xx	Conventional	Fixed	Purchase	94.998%	94.998%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.848%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX with xx., and it was recorded on xx/xx/XXXX.
xx chain of assignment is xxomplete as currently the assignment is with xx. xx, it should be with xx.
xx and xx;
X) xx IRS lien found pending against the borrower recorded on xx/xx/XXXX in the amount of $XX,XXX.XX which is in the favor of xx of the xx- xx.
xx;
X) xx city taxes for XXXX are due for the amount of $X,XXX.XX on xx/xx/XXXX.
X) xx county taxes for XXXX have been exempted.
xx prior year delinquent taxes have been found pending.
xx of payment history as of dated xx/xx/XXXX shows that the borrower is not making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.	xx:xx collection comments and payment history shows that the borrower is not making regular payments. xx loan payment is currently X month in delinquency. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the total amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx unpaid principal balance according to payment history is in the amount of $XX. xx current interest rate is X.XXX% with P&I in the amount of $X,XXX.XX.
xx loan has not been modified since origination.
xx was not initiated in the loan.
xx debtor "xx" had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX.
xx per review of latest BPO dated xx/xx/XXXX, the subject property is owner occupied. xx subject property is in average condition. xx visible damages or repairs have been observed on the subject property.

xx:xx:xx to the PACER, the debtor "xx" had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX.
xx POC was filed on xx/xx/XXXX in the claim amount of $XXX,XXX.XX with arrearage in the amount of $XX,XXX.XX.
xx bankruptcy motion for relief from stay was filed on xx/xx/XXXX.
xx	Missing Required State Disclosures	xx: xx of xx: 201 xx: 206 |---| -5 |----| -2.xx% xx: xx of loan is 201. xx: xx:
xx: xx: xx-xx: xx, >= 120 xx:    xx %:    xx: xx legal status is bankruptcy delinquent.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1394 (xx)   xx %:    xx: xx payment received on xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: PH string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: PH string reversed is xx.   xx: xx:
xx: xx-xx DTI per 1003 xx: 41.848% xx: 43.260% xx: -1.412% xx %: -1.xx% xx: xx close DTI is 41.848% xx: xx:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Tennessee State. The following state disclosures are missing in the loan files.

1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
																																																																																								5. Insurance Solicitation/Post Commitment"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86485397	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,025.70	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$729.20	6.875%	360	xx	xx	Conventional	Fixed	Purchase	94.953%	94.953%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.016%	First	Short Form Policy	Not Applicable	Not Applicable	08/13/2015	$106,212.10	$31,462.10	4.125%	$318.25	09/01/2015	Financial Hardship	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for "xx, xx., A xx" with xx # XXXX-xx / XXX.

xx is no active judgment or lien has been found against the borrower.

Xst & Xnd installments of combined taxes for the XXXX have been paid in full in the total amount of $X,XXX.XX on xx/xx/XXXX & xx/xx/XXXX respectively.	xx to the payment history as of xx/xx/XXXX, the borrower is XX months delinquent with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history tape data is in the amount of $XX	xx:xx to the payment history as of xx/xx/XXXX, the borrower is XX months delinquent with the loan. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history tape data is in the amount of $XX
xx debtor had filed bankruptcy under chapter X on xx/xx/XXXX with case number #xx. xx debtor had discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.
xx information has been found regarding the current employment, job type and length of employment. xx evidences have been found regarding the foreclosure process. xx visible damages have been found regarding the subject property.
xx:xx:xx debtor had filed bankruptcy under chapter X on xx/xx/XXXX with case number #xx. xx debtor had discharged on xx/xx/XXXX and terminated on xx/xx/XXXX.	xx loan modification agreement was made on xx/xx/XXXX with the new modified unpaid principal balance $XXX,XXX.XX. xx interest bearing amount was $XX,XXX.XX with interest rate X.XXX% and the modified P&I was $XXX.XX beginning on xx/xx/XXXX to maturity date xx/xx/XXXX. xx deferred balance is $XX,XXX.XX and there is no principal forgiven amount.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx: xx (xx-xx)? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1430 (xx)   xx %:    xx:    xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: 30.000%   xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 48.464%   xx: 54.380%   xx: -5.916%   xx %: -5.xx%   xx:    xx: xx:
xx: xx: xx/xx/2055 xx: xx/xx/2035 xx: 7517 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial escrow acct disclosure is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing transfer document is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business Disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67683015	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,447.97	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,093.33	6.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.057%	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2020	$132,586.69	Not Applicable	6.375%	$764.46	06/01/2020	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx, recorded with the xx.

xx chain of assignments found. xx to determine last assignee.

xx mortgages, liens and judgments found against the borrower and property is as follows:

X. xx is a state tax lien active against borrower “xx” in the favor of “xx of SC xx of xx”, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.

xx of XXXX have been due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for a month. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status is collection.
xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for a month. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX.xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx to the collection comment dated xx/xx/XXXX, the RFD is curtailment of income.
xx subject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx evidence has been found regarding bankruptcy and foreclosure.
xx evidence has been found regarding litigation and contested matter. xx per the review of collection comments, the subject property is in good condition. xx evidence of damage or repairs has been found.

xx:xx:xx	xx modification agreement was made on xx/xx/XXXX. xx new modified principal balance as per modification is in the amount of $XX with interest rate starting at X.XXX% and the borrower promises to pay P&I in the amount of $XXX.XX beginning from xx/xx/XXXX. xx maturity date as per loan modification agreement is xx/xx/XXXX.	Affiliated Business Disclosure Missing Required State Disclosures	xx: xx of xx: 190 xx: 194 |---| -4 |----| -2.06185% xx: updated as per review. xx: xx:
xx: xx: xx, < 60 xx: xx:    xx %:    xx: updated as per review.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: updated as per review.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 160 (xx)   xx %:    xx: updated as per review.   xx: xx:
xx: xx: 10222111110000m044444440   xx: xx:    xx %:    xx: updated as per review.   xx: xx:
xx: xx: 044444440m00001111122201   xx: xx'   xx:    xx %:    xx: updated as per review.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.091%   xx: 45.570%   xx: -1.479%   xx %: -1.xx%   xx: updated as per review.   xx: xx:
xx: xx: xx/xx/2060 xx: xx/xx/2035 xx: xx (xx) xx %: xx: updated as per review. xx: xx:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "Following State Disclosures are missing from the loan file.
1.Agent Preference Disclosure
2.Casualty Insurance Disclosure
3.Manufactured Home Loan  Disclosures"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36892884	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,095.39	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$991.85	6.625%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.396%	First	Short Form Policy	Not Applicable	Not Applicable	08/05/2016	$181,955.32	$72,952.38	3.750%	$438.77	09/01/2016	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX with xx.
xx chain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/XXXX.
xx active liens and judgments against the borrower.
xx delinquent taxes have been found.
xx review of updated payment history as of xx/xx/XXXX, the subject loan is currently delinquent for X month and the next due date of payment is xx/xx/XXXX. xx last payment (P&I) was received on xx/xx/XXXX in the amount of $XXX.XX which applied for xx/xx/XXXX. xx current P&I is $XXX.XX with an interest rate of X.XXX%. xx UPB as of the date is mentioned in the updated payment history is in the amount of $XX, deferred balance in the amount of $XX,XXX.XX and accrued interest in the amount of $X,XXX.XX.	xx:xx loan is currently in bankruptcy. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for XX days. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the tape data is in the amount of $XX excluding the deferred balance of $XX,XXX.XX.
xx reason for default is unavailable.
xx per the BPO report dated xx/xx/XXXX and located at “xx”, the subject property is occupied by the owner. xx damage or repairs have been found.

xx:xx:xx to the PACER, the borrower had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX with the POC amount of $XXX,XXX.XX and the arrearage amount is $X,XXX.XX. xx chapter XX plan was confirmed on xx/xx/XXXX and the debtor shall pay P&I to the trustee in the amount of $XXX.XX per bi-weekly for XX months. xx schedule D of xx does not show any unsecured amount. xx the loan is in active bankruptcy.

xx loan modification agreement was made on xx/xx/XXXX with the new principal balance is in the amount of $XX and the borrower has promised to pay the new P&I $XXX.XX with the interest rate of X.XX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx interest bearing amount is $XXX,XXX.XX and the deferred balance is $XX,XXX.XX.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx: xx of xx: 188 xx: 193 |---| -5 |----| -2.xx% xx: xx of loan is 188. xx: xx:
xx: xx: xx-xx: xx, >= 120 xx:    xx %:    xx: xx legal status is xx - xx.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1386 (xx)   xx %:    xx: xx payment received on xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: PH string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: PH string reversed is xx.   xx: xx:
xx: xx-xx DTI per 1003   xx: 39.396%   xx: 38.130%   xx: 1.266%   xx %: 1.xx%   xx: xx DTI is 39.396%.   xx: xx:
xx: xx: xx/xx/2056 xx: xx/xx/2035 xx: 7671 (xx) xx %: xx: xx date is xx/xx/2056. xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2826777	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	10/13/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,040.00	$1,620.93	6.500%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	04/06/2020	$169,877.15	$16,517.15	3.750%	$617.31	05/01/2020	Financial Hardship	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx in the amount of $XXX,XXX.XX and it was recorded on xx/xx/XXXX.
xx chain of assignment is xxomplete. xx is a break in mortgage assignment from xx, xx to xx, F.S.B. and from xx to xx, xx. xx, the mortgage is with xx.
xx active judgments or liens have been found.
xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in collections.
xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX.

xx borrower had filed bankruptcy on xx/xx/XXXX under chapter X with case#xx. xx case was discharged on xx/xx/XXXX.
xx, the foreclosure was started in XXXX and the lis pendens (xx#xx#XX) was filed on xx/xx/XXXX. xx further details have been found when this case was closed.
xx per comment dated xx/xx/XXXX, the borrowers intention to sell the property. xx further details have been found.

xx per comment dated xx/xx/XXXX, major repairs required to property. xx per comment dated xx/xx/XXXX, the property needs lots of repairs. xx further details have been found.
xx per comment dated xx/xx/XXXX, the borrower’s income was impacted by xx-XX. xx plans ran and were extended several times from xx/xx/XXXX to xx/xx/XXXX. xx per comment dated xx/xx/XXXX, the borrower income is still impacted by xx-XX. xx further details have been found.

xx:
xx per the servicing comment dated xx/xx/XXXX, the reason for default is excessive obligations.
xx per the servicing comment dated xx/xx/XXXX, bankruptcy under chapter X with case # xx was discharged on xx/xx/XXXX.

xx:xx:xx borrower had filed bankruptcy on xx/xx/XXXX under chapter X with case#xx. xx case was discharged on xx/xx/XXXX.	xx loan modification agreement was on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx interest rate is X.XX% and the modified P&I is $XXX.XX. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	Affiliated Business Disclosure	xx: xx of xx: 174 xx: 178 |---| -4 |----| -2.xx% xx: xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx #2 xx: xx: ESTATE    xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 165 (xx)   xx %:    xx:    xx: xx:
xx: xx: ARM   xx: xx:    xx %:    xx:    xx: xx:
xx: xx P&I   xx: $1620.93   xx: $1040.00   xx: $580.93   xx %: 55.xx%   xx:    xx: xx:
xx: xx: 112233444443411120MMMMMM   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: MMMMMM021114344444332211   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 26.491%   xx: 27.411%   xx: -0.920%   xx %: -0.xx%   xx:    xx: xx:
xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2060   xx: xx/xx/2036   xx: xx (xx)   xx %:    xx:    xx: xx:
																																																																																				xx: xx of xx(s) xx: xx: $xx: xx %: xx: xx: xx:	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Documents is missing from this loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83258826	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,823.24	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,263.50	6.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Unavailable	35.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	56.960%	First	Final policy	Not Applicable	Not Applicable	10/04/2016	$181,841.64	Not Applicable	4.875%	$861.83	11/01/2016	Financial Hardship	xx per the review of the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX with J. xx.
xx chain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/XXXX.
xx liens and judgments against the borrower:
xx tax lien against the borrower was recorded on xx/xx/XXXX in the amount of $XXX.XX in favor of xx of xx of xx.
xx delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for XX days. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is currently in collections. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for XX days. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for default is curtailment of income.
xx per the BPO report dated xx/xx/XXXX and located at “xx”, the subject property is occupied by the owner. xx damage or repairs have been found.

xx:xx:xx to the PACER, the borrower had filed bankruptcy under chapter-X with the case# xx on xx/xx/XXXX. xx schedule D of xx shows claim in the amount of $XXX,XXX.XX and the value of collateral is $XXX,XXX.XX. xx unsecured amount is $XX,XXX.XX. xx case was discharged on xx/xx/XXXX and was terminated on xx/xx/XXXX.

xx loan modification agreement was made on xx/xx/XXXX with the new principal balance is in the amount of $XX and the borrower has promised to pay the new P&I $XXX.XX with the interest rate of X.XXX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx interest bearing amount is $XXX,XXX.XX.	Affiliated Business Disclosure Mortgage Insurance	xx: xx of xx: 169 xx: 172 |---| -3 |----| -1.xx% xx: N/A xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 120 (xx)   xx %:    xx: xx payment received date is xx/xx/2021.   xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: MI xx: xx: GE xx:    xx %:    xx: xx MI xx.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx-xx DTI per 1003   xx: 56.960%   xx: 57.330%   xx: -0.370%   xx %: -0.xx%   xx: N/A   xx: xx:
xx: xx: xx/xx/2056 xx: xx/xx/2037 xx: 7093 (xx) xx %: xx: N/A xx: xx:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This conventional loan was originated on xx/xx/2007. LTV at origination is showing 100.00%. The seller’s tape data shows MI is required. However; the required MI Certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65227893	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,751.46	12/31/2024	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,933.74	6.625%	360	xx	xx	Conventional	Fixed	Refinance	78.646%	78.646%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	54.770%	First	Final policy	Not Applicable	Not Applicable	08/01/2019	$247,664.41	Not Applicable	6.625%	$1,472.08	09/01/2019	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with instrument#xx. xx chain of assignment has been completed. xx last assignment is with xx which was recorded on xx/xx/XXXX. xx active judgments or liens have been found against the borrower/subject property. xx Xst and Xnd installment taxes of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X months with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx borrower pays the P&I is in the amount of $XXnd PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is in collections. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X months with the loan. xx next due date for payment is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX. xx collection comment dated xx/xx/XXXX states the reason for default is an illness of the borrower. xx foreclosure was initiated. xx file was referred to attorney on xx/xx/XXXX. xx, the foreclosure was placed on hold for loan modification was made on xx/xx/XXXX. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx BPO report xx dated xx/xx/XXXX states the subject property is owner-occupied and the property is in average condition.
xx:he foreclosure was initiated. xx file was referred to attorney on xx/xx/XXXX. xx, the foreclosure was placed on hold for loan modification was made on xx/xx/XXXX.
xx:xx	xx loan modification agreement made between borrower xx and xx (xx) and xx dba xx. xx (xx) on xx/xx/XXXX. xx per the modified terms, the new principal balance is $XX. xx borrower promises to pay $X,XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Notice of Servicing Transfer	xx: xx of xx: 165 xx: 168 |---| -3 |----| -1.xx% xx: N/A xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: N/A   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 23 (xx)   xx %:    xx: xx last payment was received on xx/xx/2021 which was applied to xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx payment history string is xx.   xx: xx:
xx: xx-xx DTI per 1003   xx: 54.770%   xx: 32.570%   xx: 22.200%   xx %: 22.xx%   xx: N/A   xx: xx:
																																																																																				xx: xx: xx/xx/2059 xx: xx/xx/2037 xx: 8004 (xx) xx %: xx: N/A xx: xx:	2: Acceptable with Warnings			* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94434044	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/13/2025	XX	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$887.17	7.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Unavailable	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	48.615%	First	Final policy	Not Applicable	Not Applicable	09/24/2018	$134,685.53	Not Applicable	4.125%	$573.42	11/01/2018	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX with the lender MERS as nominee for xx.
xx of assignment has been completed. xx assignment is with the xx.
xx active judgments or liens have been found.
xx status is follow.

xx to the payment history as of xx/xx/XXXX, the borrower is delinquent from XX month and the next due date is xx/xx/XXXX. xx payment is received on xx/xx/XXXX in the amount of $XXXX.XX. xx P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.	xx:xx loan is in the foreclosure.
xx to the payment history as of xx/xx/XXXX, the borrower is delinquent from XX month and the next due date is xx/xx/XXXX. xx payment is received on xx/xx/XXXX in the amount of $XXXX.XX. xx P&I is $XXX.XX and the interest rate of X.XXX%. xx new UPB is reflected in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the borrower’s income impacted by COVID-19.
xx loan was modified on xx/xx/XXXX between the borrower and the lender. xx per the modified terms, the new principal balance is $XX. xx borrower has promised to pay in the amount of $XXX.XX with an interest rate of X.XXX% beginning from xx/xx/XXXX till new maturity date of xx/xx/XXXX.
xx per the comment dated xx/xx/XXXX, the subject property had damaged and the needs to repair home.  xx per the BPO report dated xx/xx/XXXX which is located at “xx”, the subject property is owner occupied. xx damage and repairs have been found.
xx per the foreclosure document which is located at “xx”, the foreclosure was initiated in XXXX with the case#xx. xx subject property to be sold xx/xx/XXXX. xx was re-initiated in XXXX “xx” and the complaint was filed on xx/xx/XXXX with the case#xx. xx was re-initiated in XXXX “ln#xx” with the case# xx and the complaint was filed on xx/xx/XXXX. xx foreclosure sale date was scheduled on xx/xx/XXXX. xx, the de-acceleration letter is missing from the loan files.

xx:xx per the foreclosure document which is located at “xx”, the foreclosure was initiated in XXXX with the case# xx. xx subject property to be sold xx/xx/XXXX. xx was re-initiated in XXXX “xx” and the complaint was filed on xx/xx/XXXX with the case#xx. xx was re-initiated in XXXX “xx with the case# xx and the complaint was filed on xx/xx/XXXX. xx foreclosure sale date was scheduled on xx/xx/XXXX. xx, the de-acceleration letter is missing from the loan files.
xx:xx	xx loan was modified on xx/xx/XXXX between the borrower and the lender. xx per the modified terms, the new principal balance is $XX. xx borrower has promised to pay in the amount of $XXX.XX with an interest rate of X.XXX% beginning from xx/xx/XXXX till new maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	xx: xx of xx: 158 xx: 163 |---| -5 |----| -3.06748% xx: xx of loan is 158 xx: xx:
xx: xx: xx: xx, >= 120 xx:    xx %:    xx: xx legal status is foreclosure   xx: xx:
xx: xx in xx?   xx: xx: xx:    xx %:    xx: xx in foreclosure is yes   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1383 (xx)   xx %:    xx: xx payment received date is xx/xx/2021   xx: xx:
xx: MI xx: xx: MGIC   xx:    xx %:    xx: MI company is not applicable.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx: xx:
xx: xx-xx DTI per 1003   xx: 48.615%   xx: 48.620%   xx: -0.005%   xx %: -0.00500%   xx: xx-close DTI per 1003 is 48.615%   xx: xx:
xx: xx:   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2058 xx: xx/xx/2038 xx: 7547 (xx) xx %: xx: xx maturity date is xx/xx/2058 xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is Conventional Loan. LTV exceeds 80.00% hence required MI Cert which is missing from the loan file. Also, the seller tape data shows the MI “Yes”."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31307319	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$20,256.43	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,489.20	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2010	$360,337.28	Not Applicable	2.000%	$1,326.51	07/01/2010	Financial Hardship	xx of updated title report as of xx/xx/XXXX reveals that subject mortgage was originated on xx/xx/XXXX by “MERS as nominee for xx, F.S.B., a federally chartered savings bank” for the amount of $XXX,XXX.XX and it was recorded on xx/xx/XXXX.
xx chain of assignment is complete as the subject mortgage is currently assigned to “xx”.
xx is a xx against the borrower in favor of “xx (USA), xx” for the amount of $X,XXX.XX and it was recorded on xx/xx/XXXX.
xx is a xx against the borrower in favor of “xx of xx, xx” for the amount of $X,XXX.XX and it was recorded on xx/xx/XXXX.
xx/xx and xx annual taxes for the year XXXX have been paid in the total amount of $XX,XXX.XX.
xx prior year delinquent taxes have been found.
xx as of dated xx/xx/XXXX shows the borrower has been the delinquent for X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX. xx next due date of regular payment is xx/xx/XXXX. xx current P&I is $X,XXX.XX and rate of interest is X.XX%. xx current unpaid principal balance is in the amount of $xx.	xx:xx as of dated xx/xx/XXXX shows the borrower has been the delinquent for X months. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX. xx next due date of regular payment is xx/xx/XXXX. xx current P&I is $X,XXX.XX and rate of interest is X.XX%. xx current unpaid principal balance is in the amount of $XXn was modified on effective dated xx/xx/XXXX.
xx post-closing details regarding the foreclosure and bankruptcy have not been found.
xx BPO report dated xx/xx/XXXX located on xx) shows that the subject property is xx-occupied and in average condition. xx is no damage/repair mention in the BPO report.
xx to the collection comment dated xx/xx/XXXX, borrower xx had deceased. xx other information has been found.

xx:xx:xx	xx loan was modified on effective dated xx/xx/XXXX and a new principal balance is in the amount of $XX. xx rate changes in X steps of amortization term. xx borrower has promises to pay the P&I payment amount of $X,XXX.XX, with the xx of X.XX % and which ran from xx/xx/XXXX till xx/xx/XXXX. xx last step P&I payment amount of $X,XXX.XX with the last xx of X.XX % was beginning on xx/xx/XXXX till the new maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Missing Required State Disclosures	xx: xx of xx: 161 xx: 164 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 112 (xx)   xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 22100000123440MM0123M000   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 000M3210MM04432100000122   xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2040 xx: xx/xx/2038 xx: 943 (xx) xx %: xx: xx per MOD xx is xx/xx/2040. xx: xx:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the Borrower."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in the New York State. The following state disclosures are missing in the loan file;
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
2) NY Interest Rate Disclosure.
3) Mortgage Bankers and Exempt Organizations Pre-application.
4) Co-Signer Notice Requirements.
5) Default Warning Notice.
6) Commitment Disclosure, Lock-in Disclosure, Expiration of Lock-in or Commitment Period."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78306454	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,485.12	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$859.07	6.375%	360	xx	xx	Conventional	Fixed	Refinance	57.375%	57.375%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	57.564%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which is held by “MERS as nominee for xx” and this was recorded on xx/xx/XXXX. xx chain of the assignment has been completed and currently, the assignment is with “xx D/B/A xx. xx, xx and xx” which was recorded on xx/xx/XXXX. xx subject mortgage is at first lien position. xx is an active junior civil judgment against the borrower in the amount of $XXXX.XX which is held by “active xx & xx” and this was recorded on xx/xx/XXXX. xx county first and second installment taxes for the year XXXX is due in the amount of $XXXX.XX till xx/xx/XXXX, xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is delinquent with the loan for X month and the next due date for the payment is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied to the due date of xx/xx/XXXX. xx current unpaid principal balance is $XXe due date of xx/xx/XXXX. xx current P&I is $XXX.XX, PITI is $X,XXX.XX and interest rate is X.XXX%.	xx:xx current status of the loan is collections and the next due date for the payment is xx/xx/XXXX. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX which was applied to the due date of xx/xx/XXXX. xx current unpaid principal balance is $XX till the due date of xx/xx/XXXX. xx current P&I is $XXX.XX, PITI is $X,XXX.XX and interest rate is X.XXX%.
xx comment dated xx/xx/XXXX shows that the reason for default is curtailment of income and the servicer provided FB plan to the borrower which was started from xx/xx/XXXX.
xx loan has not been modified since origination.
xx is no post-origination bankruptcy record.
xx evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xx comment pertaining to damage to the subject property has been observed.

xx:xx:xx	xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	xx: xx of xx: 158 xx: 161 |---| -3 |----| -1.xx% xx: xx: xx:
xx: xx: xx: xx, < 60 xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $7289.09   xx:    xx %:    xx: xx.   xx: xx:
xx: xx a xx?   xx: xx: xx:    xx %:    xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx per the tape data, interest calculation type is "xx"; however, the loan review shows "360/360".   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1311 (xx)   xx %:    xx: xx per the tape data, last payment received date is "xx/xx/2021"; however, the loan review shows "xx/xx/2021".   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per the tape data, payment history string is "xx"; however, the payment history review shows "xx".   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per the tape data, payment history string is "xx"; however, the payment history review shows "xx".   xx: xx:
xx: xx-xx DTI per 1003 xx: 57.211% xx: 57.210% xx: 0.001% xx %: 0.00100% xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance risk indicator is moderate."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA Finance Charge Test and for TILA Foreclosure Rescission Finance Charge Test.
Loan Data is $173,444.83 and comparison data is $173,802.79. Hence the variance is -$357.96."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state VA. However below required state disclosures are missing from the loan file. 1-VA Application Disclosure 2-Disclosure of Charges For Appraisal or Valuation 3-Copy of Appraisal or Statement of Appraised Value 4-Affiliated Business Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58453226	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,510.48	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,170.95	4.500%	360	xx	xx	Conventional	Fixed	Refinance	66.029%	66.029%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	759	77.162%	First	Final policy	Not Applicable	Not Applicable	07/19/2017	$181,200.18	Not Applicable	4.500%	$814.61	09/01/2017	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with instrument#xx.

xx chain of assignment has been completed. xx last assignment is with xx DBA xx. xx which was recorded on xx/xx/XXXX.

xx are four state tax liens against the borrower in the favor of xx of xx and xx and xx of the xx of xx in the total amount of $XX,XXX.XX which was recorded on xx/xx/XXXX, xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.

xx are two credit card judgments against the borrowers in the favor of xx (USA), N.A. in the total amount of $X,XXX.XX which was recorded on xx/xx/XXXX and xx/xx/XXXX.

xx annual installment taxes of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X months with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx borrower pays the P&I is in the amount of $XX PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is in collections. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X months with the loan. xx next due date for payment is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX. xx collection comment dated xx/xx/XXXX states the reason for default is curtailment of income. xx collection comment dated xx/xx/XXXX states the borrower’s income was impacted by COVID-19 pandemic. xx comments have been found regarding the xx-XX assistance. xx BPO report (X.X.X.XXXX xx.pdf) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in average condition with no repairs noted.
xx:xx:xx	xx loan modification agreement made between xx J. xx and xx J xx (xx) and xx (xx) on xx/xx/XXXX. xx per the modified terms, the new principal balance is $XX. xx borrower promises to pay $XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	xx: xx of xx: 144 xx: 148 |---| -4 |----| -2.xx% xx: xx of loan is 144 xx: xx:
xx: xx: xx, 60-119 xx: xx:    xx %:    xx: xx per the review of collection comments, the current status of the loan is in collections.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: xx lender G/L require MI is not applicable.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1354 (xx)   xx %:    xx: xx payment received date is xx/xx/2021   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx: xx:
xx: xx-xx DTI per 1003   xx: 77.162%   xx: 50.240%   xx: 26.922%   xx %: 26.xx%   xx: xx-close DTI 1003 is 52.240%   xx: xx:
																																																																																				xx: xx: xx/xx/2057 xx: xx/xx/2039 xx: 6667 (xx) xx %: xx: xx maturity date is xx/xx/2057 xx: xx:	2: Acceptable with Warnings			* DTI > 60% (Lvl 2) "As per final loan application, the total monthly income is $7,019.83 and the total monthly expenses are $5,416.63. Hence, the DTI is greater than 60%."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50101929	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$775.64	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$798.58	5.875%	360	xx	xx	Conventional	Fixed	Refinance	69.948%	69.948%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2017	$135,981.22	$19,237.72	5.875%	$632.20	11/01/2017	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx. xx xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with instrument#xx.

xx chain of assignment has been completed. xx last assignment is with xx DBA xx. xx which was recorded on xx/xx/XXXX.

xx active judgments or liens have been found against the borrower/subject property.

xx annual installment taxes of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.
xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X months with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx borrower pays the P&I is in the amount of $XX PITI is in the amount of $XX current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is in bankruptcy. xx to the payment history as of xx/xx/XXXX, the borrower is delinquent for X months with the loan. xx next due date for payment is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX. xx reason for default is unable to be determined. xx comments have been found regarding the borrower’s income impacted due to COVID-19 pandemic. xx to the PACER, the borrower xx had filed for bankruptcy under chapter-XX with case#xx on xx/xx/XXXX. xx case is active and the last filing date is xx/xx/XXXX. xx BPO report (X.X.X.XXXX xx.pdf) dated xx/xx/XXXX states the subject property is owner-occupied and the property is in average condition with no repairs noted.
xx:xx:xx to the PACER, the borrower xx had filed for bankruptcy under chapter-XX with case#xx on xx/xx/XXXX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX; therefore, there is no unsecured portion. xx chapter-XX plan was confirmed on xx/xx/XXXX. xx debtor was supposed to pay the amount of $XXX.XX per month for XX months under the chapter XX plan. xx of xx filed on xx/xx/XXXX under claim#X-X. xx total amount of secured claim is $XXX,XXX.XX and the amount of arrearage is $X,XXX.XX. xx case is active and the last filing date is xx/xx/XXXX.	xx loan modification agreement was made between xx D xx (xx) and xx (xx) on xx/xx/XXXX with the new modified unpaid principal balance is $XX. xx amount of $XX,XXX.XX from the new principal balance is deferred and an interest bearing principal balance is $XX. xx borrower promises to pay $XXX.XX monthly with modified interest rate of X.XXX%. xx first modified payment due date was xx/xx/XXXX and the maturity date will be xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Credit Report Good Faith Estimate Notice of Servicing Transfer	xx: xx of xx: 129 xx: 134 |---| -5 |----| -3.xx% xx: xx of loan is 129 months. xx: xx:
xx: xx: xx-xx: xx, >= 120 xx:    xx %:    xx: xx per the review of collection comments, the current status of the loan is in bankruptcy.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: 360/360.   xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1369 (xx)   xx %:    xx: xx last payment was received on xx/xx/2021 which was applied to xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 40.480%   xx:    xx %:    xx: application is missing.   xx: xx:
xx: xx: xx/xx/2057 xx: xx/xx/2040 xx: 6301 (xx) xx %: xx: xx first modified payment due date was xx/xx/2017 and the maturity date will be xx/xx/2057. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate disclosure is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial truth in lending disclosure is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37738046	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,641.78	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,141.11	5.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	25.684%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with xx, xx and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX.
xx chain of mortgage assignment is xxomplete as no assignment has been found. xx should be with FNMA.
xx are liens and judgments open as follows:
X) xx is an HOA lien open against the subject property in the favor of xx, xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX
X) xx is a IRS lien open against the borrower in the favor of xx of the xx - IRS in the total amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
X) xx is a state tax liens open against the borrower in the favor of xx of SC xx of xx in the total amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
X) xx are two civil judgments open against the borrower in favor of xx, xx in the total amount of $X,XXX.XX which were recorded on xx/xx/XXXX & xx/xx/XXXX.
xx combined taxes of the year XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX.	xx:xx is in collections.
xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX.
xx foreclosure proceedings have been found.
xx bankruptcy filing has been found.
xx per comment dated xx/xx/XXXX, the borrower’s income was impacted by xx-XX. xx forbearance plan was approved effective from xx/xx/XXXX. xx reason for default is curtailment of income. xx further details have been found.
xx property had loss due to hurricane on xx/xx/XXXX. xx check was received in the amount of $XXXX.XX on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the subject property had roof damage. xx per the comment dated xx/xx/XXXX, the property had loss due to hurricane on xx/xx/XXXX. xx check was received in the amount of $X,XXX.XX on xx/xx/XXXX. xx per the comment dated xx/xx/XXXX, the total amount was received in the amount of $X,XXX.XX. xx draw check was issued in the amount of $X,XXX.XX on xx/xx/XXXX. xx claim was closed on xx/xx/XXXX as XX% inspection result received.
xx:xx:xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer	xx: xx of xx: 122 xx: 125 |---| -3 |----| -2.xx% xx: xx of loan is 122 months. xx: xx: xx: xx G/L xx MI? xx: xx: xx: xx %: xx: N/A. xx: xx: xx: xx: 360/360 xx: xx: xx %: xx: 360/360. xx: xx: xx: xx: xx/xx/2025 xx: xx/xx/2021 xx: 1317 (xx) xx %: xx: xx payment received date is xx/xx/2021. xx: xx: xx: xx: xx: xx: xx %: xx: xx: xx: xx: xx: xx: xx: xx %: xx: xx history string is xx. xx: xx: xx: xx: xx: xx' xx: xx %: xx: xx history string reversed is xx. xx: xx: xx: xx-xx DTI per 1003 xx: 48.081% xx: 48.080% xx: 0.001% xx %: 0.00100% xx: xx-close DTI as per 1003 is 48.081%. xx: xx:	2: Acceptable with Warnings	* ComplianceEase RESPA Test Failed (Lvl 2) "This loan failed the Good Faith Estimate disclosure date test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to
This loan failed the Good Faith Estimate disclosure date test.
This loan failed the TILA finance charge test.("
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $213,770.59. The disclosed finance charge of $211,661.71 is not considered accurate because it is understated by more than $100."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Fail	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,762.34	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73847770	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$492.40	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$691.36	5.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	18.699%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX; the subject mortgage was originated on xx/xx/XXXX with xx of xx, NA recorded on xx/xx/XXXX.
xx are two junior mortgages, Xst is in the favor of xx recorded on xx/xx/XXXX in the amount of $XX,XXX.XX and Xnd is in the favor of  xx recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
xx are two civil judgments in the favor of xx recorded on xx/xx/XXXX total in the amount of $ xx.
xx review of the updated title report dated xx/xx/XXXX; there is a xx tax lien in the favor of xx of xx recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
xx annual tax of XXXX has been paid on xx/xx/XXXX in the amount of $XXX.XX.
xx to the payment history as of xx/xx/XXXX the last payment date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is in collections. xx for default is unavailable.
xx to the payment history as of xx/xx/XXXX the last payment date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx information has been found related to foreclosure. xx to the PACER, the borrower  xx J McWhorter had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX.xx last filing date is xx/xx/XXXX.xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX the POC amount is $XXX,XXX.XX, arrearage amount was $XX,XXX.XX.
xx property is owner occupied and in good condition. xx information has been found related damage or repairs.

xx:xx:xx to the PACER, the borrower xx had filed bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX.xx last filing date is xx/xx/XXXX.xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX the POC amount is $XXX,XXX.XX, arrearage amount was $XX,XXX.XX.	xx	Affiliated Business Disclosure Notice of Servicing Transfer	xx: xx of xx: 119 xx: 125 |---| -6 |----| -4.xx% xx: xx of xx is 119. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1403 (xx)   xx %:    xx: xx PH date is xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: PH stirng is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: PH stirng reversed is xx.   xx: xx:
xx: xx-xx DTI per 1003 xx: 18.699% xx: 18.270% xx: 0.429% xx %: 0.xx% xx: xx DTI per 1003 is 18.699%. xx: xx:	2: Acceptable with Warnings	* Initial Truth in Lending Disclosure is Missing (Lvl 2) "Initial TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3689579	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$1,279.44	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$991.35	3.990%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	21.092%	First	Short Form Policy	Not Applicable	$25,001.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage dated xx/xx/XXXX in the amount of $XXX,XXX.XX was recorded on xx/xx/XXXX. xx are no active liens and judgments against the borrower. xx assignment was from FNMA to xx which was recorded on xx/xx/XXXX. xx are X active mortgages recorded prior to subject each in the amount of $XXX,XXX.XX with lender, xx of xx which was recorded on xx/xx/XXXX and in the amount of $XXX,XXX.XX with lender, xx which was recorded on xx/xx/XXXX. xx is one junior mortgage in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX by lender, xx. xx taxes of XXXX are due in installments. xx installment is due on xx/xx/XXXX in the amount of $XXX.XX. xx last installment was paid on xx/xx/XXXX.	xx per the payment history as of date xx/xx/XXXX, the borrower has been delinquent for X months and last payment was received on xx/xx/XXXX for the due date of xx/xx/XXXX in the amount of $X,XXX.XX. xx next payment due date is xx/xx/XXXX. xx borrower’s current P&I is in the amount of $XX balance reflecting in payment history is in the amount of $XX.	xx:xx status of the loan is bankruptcy.
xx per the payment history as of date xx/xx/XXXX, the borrower has been delinquent for X months and last payment was received on xx/xx/XXXX for the due date of xx/xx/XXXX in the amount of $X,XXX.XX. xx next payment due date is xx/xx/XXXX. xx per the comment dated on xx/xx/XXXX borrower's income was impacted by the COVID pandemic. xx had applied for the XX months FB plan. xx, no further information was found. xx to BPO report dated xx/xx/XXXX, the property is owner occupied and property is in average condition. xx damage or repair was noted.
xx:xx:xx borrower had filed the xx on xx/xx/XXXX under chapter XX with case number xx and plan was confirmed on xx/xx/XXXX. xx per the POC amount of claim is $XXX,XXX.XX and amount of arrearage is $X,XXX.XX. xx to xx, the value of collateral is $XXX,XXX.XX and amount of claim was $XXX,XXX.XX so there is unsecured amount which is $xx.	xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx: xx of xx: 103 xx: 108 |---| -5 |----| -4.xx% xx: xx: xx:
xx: xx: xx-xx: xx, >= 120 xx:    xx %:    xx: xx per pacer, the borrower is in BK.   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 167 (xx)   xx %:    xx: xx per payment history.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx per payment history.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx per payment history.   xx: xx:
xx: xx-xx DTI per 1003   xx: 21.092%   xx: 20.230%   xx: 0.862%   xx %: 0.xx%   xx:    xx: xx:
xx: xx of xx(s) xx: $xx: $xx: $-21.00 xx %: -0.08392% xx: xx: xx:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following State Disclosure is missing from the loan file. 1.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46933128	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,480.00	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$840.25	4.000%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	112.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	42.307%	First	Short Form Policy	Not Applicable	$22,000.00	05/03/2016	$171,056.64	Not Applicable	4.000%	$714.91	06/01/2016	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx of xx, N.A.
xx chain of assignment is completed as the subject mortgage is still with the lender, xx.
xx junior or senior judgments/liens/mortgages:
X. xx is an active junior xx available in the updated title report in the amount of $XX,XXX.XX in favor of xx and it was recorded on xx/xx/XXXX.
xx active judgments/liens have been found in the updated title report against the borrower/subject property

xx Xst installment of county tax for XXXX has been paid off in the amount of $X,XXX.XX on xx/xx/XXXX and Xnd installment of $X,XXX.XX has also been paid off on xx/xx/XXXX.
xx of updated payment history as of xx/xx/XXXX, the loan is currently in delinquency for +X months and the next due for regular payment is xx/xx/XXXX. xx last regular payment (P&I) has been made on xx/xx/XXXX in the amount of $XXX.XX for the due date of xx/xx/XXXX. xx UPB as of the date is in the amount of $XX.	xx:xx per the review of the servicing comments the loan is in the active bankruptcy and the borrower is delinquent with the loan for +XX months. xx last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is the amount of $XXX.XX and PITI is in the amount of $XXx UPB reflected as per the updated payment history is in the amount of $XX.
xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.
xx per the comment date xx/xx/XXXX the subject property has been occupied by the owner.
xx per collection comment unable to determine the reason for default of the borrower. xx latest BPO is not available .xx servicing comments do not reflect any damage.

xx:xx:xx to the PACER, the borrower xx and xx filed for bankruptcy under xx-XX with the case# xx on xx/xx/XXXX xx POC was filed on xx/xx/XXXX xx POC amount of claim is $XXX,XXX.XXand amount of arrearage is $X xx schedule D of xx shows that does not contain any unsecured portion. xx is no comment indicating a cram-down. xx bankruptcy plan was confirmed on xx/xx/XXXX xx per order confirming chapter XX plan the debtor shall pay to the trustee XXX.XX per month for XX months.	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	Credit Report Good Faith Estimate Initial Escrow Acct Disclosure Origination Appraisal	xx: xx of xx: 96 xx: 100 |---| -4 |----| -4.00000% xx: xx of loan is 96. xx: xx:
xx: xx: xx-xx: xx:    xx %:    xx: xx legal status is "xx-xx".   xx: xx:
xx: xx: xx: $1429.82   xx:    xx %:    xx: xx balance amount is "xx".   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 157 (xx)   xx %:    xx: xx payment received date is xx/xx/2021.   xx: xx:
xx: xx: $xx: $xx: $-2739.00   xx %: -1.xx%   xx: xx appraised value is    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx string reversed is "xx".   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx string reversed is "xx".   xx: xx:
xx: xx-xx DTI per 1003   xx: 42.307%   xx: 42.310%   xx: -0.003%   xx %: -0.00300%   xx: xx close DTI per 1003 is 42.307%.   xx: xx:
xx: xx:  xx:    xx %:    xx: xx address street is " xx"   xx: xx:
xx: xx: xx/xx/2056 xx: xx/xx/2043 xx: 4749 (xx) xx %: xx: xx maturity date is xx/xx/2056. xx: xx:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final Good Faith Estimate is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "LTV or CLTV exceeds 104%."
																																																																																								* Missing Appraisal (Lvl 2) "An Appraisal report at origination is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27740218	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,642.72	01/22/2025	XX	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,187.17	4.500%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/11/2015	$247,525.61	Not Applicable	4.000%	$1,034.50	10/01/2015	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the favor of MERS as nominee for xx with loan amount $XXX,XXX.XX and which was recorded on xx/xx/XXXX. xx chain of mortgage assignment has been completed. xx, the mortgage assignment is with xx. xx are three state tax liens against the borrower in the favor of DIV of xx and DIV of xx & xx in the amount of $XX,XXX.XX which was recorded on different dates. xx is credit card judgment against the borrower in the favor of xx of NJ, xx in the amount of $XXXX.XX which was recorded on xx/xx/XXXX. xx prior taxes have been paid.	xx per the review of payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX. xx UPB is $XXX,XXX.XX.	xx:
xx loan is currently in bankruptcy. xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X months. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX.
xx reason for default is unable to determine.
xx loan was modified on xx/xx/XXXX.
xx to the PACER, xx R xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed by xx on xx/xx/XXXX with the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $xx. xx per chapter-XX plan dated xx/xx/XXXX, the debtor shall pay the trustee $XXX.XX per month for XX months. xx per the xx D of voluntary petition dated xx/xx/XXXX, the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $X.XX. xx per xx’s annual report dated xx/xx/XXXX, the debtor had paid the arrears in the amount of $XXXX.XX.
xx per xx-pendens attached with the xx title report xx#XX, the complaint was filed on xx/xx/XXXX under the case#F-xx-XX. xx further details have been found.
xx per BPO report dated xx/xx/XXXX, the subject property is owner-occupied and average in condition.

xx:xx per xx-pendens attached with the updated title report xx#XX, the complaint was filed on xx/xx/XXXX under the case#F-xx-XX. xx further details have been found.
xx:xx to the PACER, xx R xx (borrower) had filed bankruptcy under chapter-XX with the case#xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. POC was filed by xx on xx/xx/XXXX with the secured claim amount of $XXX,XXX.XX and an arrearage in the amount of $xx. xx per chapter-XX plan dated xx/xx/XXXX, the debtor shall pay the trustee $XXX.XX per month for XX months. xx per the xx D of voluntary petition dated xx/xx/XXXX, the amount of claim without deducting value of collateral was $XXX,XXX.XX and value of collateral that support for this claim was $XXX,XXX.XX. xx, unsecured portion remain as $X.XX. xx per xx’s annual report dated xx/xx/XXXX, the debtor had paid the arrears in the amount of $XXXX.XX.	xx modification agreement was signed between the borrower xx and lender xx on xx/xx/XXXX. xx new modified UPB is $XXX,XXX.XX. xx borrower promises to pay the P&I in the amount of $XXXX.XX with an interest rate of X.XX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx is no deferred and forgiven amount.	Good Faith Estimate Origination Appraisal	xx: xx of xx: 93 xx: 98 |---| -5 |----| -5.xx% xx: xx: xx: xx: xx: xx-xx: xx, >= 120 xx: xx %: xx: xx: xx: xx: xx in xx? xx: xx: xx: xx %: xx: xx: xx: xx: xx: 360/360 xx: xx: xx %: xx: xx: xx: xx: xx: xx/xx/2025 xx: xx/xx/2021 xx: 1392 (xx) xx %: xx: xx: xx: xx: xx: xx: xx: xx %: xx: xx: xx: xx: xx: xx: xx' xx: xx %: xx: xx: xx: xx: xx-xx DTI per 1003 xx: 74.467% xx: 213.930% xx: -139.463% xx %: -139.xx% xx: xx: xx: xx: xx: xx/xx/2055 xx: xx/xx/2043 xx: 4445 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited. A mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.
The loan data is $1,375.22 and comparison data is $0.00; hence, the variance is +$1,375.22."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $197,687.99. The disclosed finance charge of $195,606.09 is not considered accurate because it is understated by more than $100.
The loan data is $195,606.09 and comparison data is $197,687.99; hence, the variance is -$2,081.90

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $197,687.99. The disclosed finance charge of $195,606.09 is not considered accurate for purposes of rescission because it is understated by more than $35.
The loan data is $195,606.09 and comparison data is $197,687.99; hence, the variance is -$2,081.90."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99940496	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,861.54	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$799.86	5.000%	360	xx	xx	Conventional	Fixed	Refinance	112.929%	112.929%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	34.543%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx, DBA xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx D/B/A xx. xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx of XXXX have been paid in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower has been delinquent with the loan for X months and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.

xx: XXXXXXXXXX_XXXXXXXX, XXXXXXXXXX_XXXXXXXX, XXXXXXXXXX_XXXXXXXX.	xx:xx per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for X months and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for default is the borrower’s income is impacted by COVID-19.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx to the PACER, the debtor "xx" had filed for bankruptcy under chapter-XX with the case# xx on xx/xx/XXXX. xx date of last filing bankruptcy is xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX, the POC amount is $XXX,XXX.XX and the arrearage amount is $XX,XXX.XX. xx chapter-XX plan debtor was committed to pay to the trustee the amount of $XXX.XX till xx XXXX and $XXX.XX from xx XXXX and the arrearage in the amount of $XX,XXX.XX was committed to pay as per pro-rata basis. MFR was filed on xx/xx/XXXX. xx date of the last filing is xx/xx/XXXX.	xx	Credit Report	xx: xx of xx: 77 xx: 82 |---| -5 |----| -6.xx% xx: xx of loan is 77 xx: xx:
xx: xx: xx-xx: xx, >= 120 xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx type is 360/360   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1395 (xx)   xx %:    xx: xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx.   xx: xx:
xx: xx-xx DTI per 1003 xx: 34.543% xx: 36.094% xx: -1.551% xx %: -1.xx% xx: xx close DTI per 1003 is 34.543%. xx: xx:	2: Acceptable with Warnings	* LTV or CLTV exceeds 104% (Lvl 2) "As per appraisal report, appraised value is $131,941.00 which is less than original loan amount is $149,000.00. Therefore LTV is exceeds to 104%."
																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89319230	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,852.76	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$890.70	7.586%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	51.915%	First	Final policy	Not Applicable	Not Applicable	05/12/2017	$136,723.79	Not Applicable	3.875%	$560.84	06/01/2017	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx. xx.
xx chain of assignment has been completed. xx current assignment is with xx which was recorded on xx/xx/XXXX.
 xx are two xx tax liens against xx and xx total in the amount of $ X,XXX.XX filed by the “xx of xx" and it was recorded on xx/xx/XXXX.
xx is a certificate of tax sale for xx/xx (#xx) against the subject property, which was sold to xx for PCX on xx/xx/XXXX in the amount of $XXX.XX.
xx county taxes of XXXX have been paid $X,XXX.XX.
xx first and second installment county taxes of XXXX are due on xx/xx/XXXX and xx/xx/XXXX in the amount of $X, XXXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.	xx:xx to the review of the servicing comments, the loan is in the collection.
xx to a review of the payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and the next due date for the regular payment is xx/xx/XXXX.  xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $XXX.XX with the rate of interest of X.XXX%, which was applied for the due date of xx/xx/XXXX.  xx UPB reflected in the latest payment history is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the borrower's income was impacted by the xx-XX. xx forbearance plan was approved from xx/xx/XXXX to xx/xx/XXXX.
xx foreclosure activity has been found.
xx pertaining bankruptcy-related details have been found.
xx per the servicing comments, the subject property has been occupied by the owner. xx comment pertaining to the damage on the subject property has been observed.

xx:xx:xx	xx modification agreement was made between the borrower xx S. xx and xx A xx and lender x on xx/xx/XXXX. xx new modified principal balance is $XX. xx borrower promises to pay the P&I in the amount of $XXX.XX with an interest rate of X.XXX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Report Origination Appraisal	xx: xx of xx: 180 xx: 185 |---| -5 |----| -2.xx% xx: xx age of loan is 180 months. xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 142 (xx)   xx %:    xx: last payment received date is xx/xx/2021   xx: xx:
xx: xx: $xx: $0.00   xx: $xx %:    xx:    xx: xx:
xx: xx: 444M32142221221100001234   xx: xx:    xx %:    xx: xx PH string is xx: xx:
xx: xx: 43210000112212224123M444   xx: xx'   xx:    xx %:    xx: xx PH string reversed is xx.   xx: xx:
xx: xx: xx/xx/2057 xx: xx/xx/2036 xx: 7700 (xx) xx %: xx: stated maturity date is xx/xx/2057. xx: xx:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The appraisal report at origination is missing from loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49941404	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,342.40	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$742.28	6.250%	360	xx	xx	Conventional	Fixed	Refinance	94.925%	94.925%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	29.471%	First	Final policy	Not Applicable	Not Applicable	12/01/2017	$110,952.80	$19,432.80	4.000%	$382.50	12/01/2017	Financial Hardship	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and it was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX in favor of MERS as nominee for xx & xx.

X) xx is civil judgment open against the borrower in the favor of xx in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX.
X) xx is civil judgment open against the borrower in the favor of xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.
X) xx is state tax lien open against the borrower in the favor of xx of xx of xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX	xx:xx is in collections.
xx payment history dated as of xx/xx/XXXX reveals that the borrower has been delinquent from xx/xx/XXXX. xx loan is in delinquency for X month. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance is in the amount of $XX
xx foreclosure proceedings have been found.
xx to collection comment, no damages or repairs have been found.
xx per comment dated xx/xx/XXXX, the borrower’s income was impacted by xx-XX. xx further details have been found.
xx:xx:xx debtor (xx) had filed xx under chapter-XX on xx/xx/XXXX with the xx#xx. xx case was discharged on xx/xx/XXXX.	xx loan was modified on xx/xx/XXXX with new principal balance of $XXX,XXX.XX. xx UPB, the principal balance was deferred in the amount of $XX,XXX.XX. xx interest bearing amount was $XX,XXX.XX. xx borrower promises to pay the new modified P&I of $XXX.XX with the new fixed interest rate of X.XX% beginning from xx/xx/XXXX to the new maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer Right of Rescission	xx: xx of xx: 220 xx: 224 |---| -4 |----| -1.xx% xx: xx of loan 220. xx: xx:
xx: xx (xx-xx)?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx, 60-119 xx: xx:    xx %:    xx:    xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calculation type is 360/360.   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1354 (xx)   xx %:    xx: xx payment received date is xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is 000000000000000000000000.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 29.471%   xx: 29.000%   xx: 0.471%   xx %: 0.xx%   xx: xx close DTI per 1003 is 29.471%.   xx: xx:
xx: xx (HUD-1 xx 101)   xx: xx: $xx:    xx %:    xx: xx applicable.   xx: xx:
xx: xx: xx/xx/2057 xx: xx/xx/2033 xx: xx (xx) xx %: xx: xx maturity date is xx/xx/2057. xx: xx:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file. Data is captured from initial application located at#xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is "Moderate" as ComplianceEase TILA test failed as this loan failed the TILA APR test. The annual percentage rate (APR) is 6.297%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed as this loan failed the TILA APR test. The annual percentage rate (APR) is 6.297%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is conventional type. Final 1003 and final HUD-1 show MI fess is $75.35. However, the MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission is missing from the loan file"
																																																																																								* Settlement date is different from note date (Lvl 2) "As per final HUD-1, the settlement date is xx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34799289	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,335.28	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,804.02	7.490%	360	xx	xx	Conventional	Fixed	Cash Out	74.000%	74.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2014	$270,359.78	Not Applicable	4.500%	$1,215.44	12/01/2014	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX with instrument#xx. xx chain of assignment has not been completed. xx last assignment should be done with xx. xx active judgments or liens have been found against the borrower/subject property. xx Xst and Xnd installment taxes of XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and $X,XXX.XX on xx/xx/XXXX. xx prior year’s delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX which was applied to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX. xx borrower pays the P&I is in the amount of $XXnd PITI is in the amount of $XXxx current UPB reflected is in the amount of $XX.	xx:xx per the review of collection comments, the current status of the loan is in bankruptcy. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx next due date for payment is xx/xx/XXXX. xx current UPB reflected is in the amount of $XX. xx reason for default is unable to be determined. xx collection comment dated xx/xx/XXXX states the subject property had some damages due to hail. xx date of loss is xx/xx/XXXX. xx estimated cost of repairs is unable to be determined. xx insurance claim has been filed on xx/xx/XXXX. xx claim check in the amount of $X,XXX.XX has been received on xx/xx/XXXX. xx further information has been found regarding damages are repaired or not. xx BPO report xx dated xx/xx/XXXX states the subject property is owner-occupied and the property is in average condition.
xx:xx:xx to the PACER, the borrower xx and xx M xx had filed for bankruptcy under chapter-XX with case#xx on xx/xx/XXXX. xx schedule D of xx shows that the amount of claim without deducting the value of the collateral is $XXX,XXX.XX and the value of the collateral is $XXX,XXX.XX; therefore, there is unsecured portion of $XX,XXX.XX. xx chapter-XX plan was confirmed on xx/xx/XXXX. xx debtor was supposed to pay the amount of $XXX.XX per month for XX months under the chapter XX plan. xx of xx filed on xx/xx/XXXX under claim#XX-X. xx total amount of secured claim is $XXX,XXX.XX and the amount of arrearage is $X,XXX.XX. xx case is active and the last filing date is xx/xx/XXXX.	xx loan modification agreement made between borrower xx (xx) and xx (xx) on xx/xx/XXXX. xx per the modified terms, the new principal balance is $XX. xx borrower promises to pay $X,XXX.XX monthly with modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	xx: xx of xx: 171 xx: 174 |---| -3 |----| -1.xx% xx: xx of loan is 171 months. xx: xx:
xx: xx: xx-xx: xx, < 60 xx:    xx %:    xx: xx per the review of collection comments, the current status of the loan is in bankruptcy.   xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx: xx calc type is 360/360.   xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1332 (xx)   xx %:    xx: xx last payment was received on xx/xx/2021 which was applied to xx/xx/2021.   xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx history string is xx.   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: xx history string reversed is xx.   xx: xx:
xx: xx-xx DTI per 1003   xx: 48.169%   xx: 42.010%   xx: 6.159%   xx %: 6.xx%   xx: xx-xx DTI per 1003 is 48.169%.   xx: xx:
																																																																																				xx: xx: xx/xx/2054 xx: xx/xx/2037 xx: 6454 (xx) xx %: xx: xx maturity date is xx/xx/2054. xx: xx:	2: Acceptable with Warnings			* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,191.79	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39180723	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,844.51	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,124.58	4.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Unavailable	Unavailable	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.309%	First	Final policy	Not Applicable	Not Applicable	09/25/2017	$218,075.34	Not Applicable	4.500%	$980.39	11/01/2017	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in MERS as nominee for xx, L.L.P. for the amount of $XXX,XXX.XX recorded on xx/xx/XXXX with xx.
xx chain of assignment has been completed.
xx is one HOA lien against the subject property in the favor of xx, xx. in the amount of $XXX.XX which was recorded on xx/xx/XXXX.
xx is one credit card and X civil judgments against the borrower in the combined amount of $X,XXX.XX in the favor of multiple plaintiffs and recorded on different dates.
xx annual combined taxes of the year XXXX are due in the total amount of $X,XXX.XX which was due on xx/xx/XXXX.
xx per the review of payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXXX.XX. xx UPB is $XXX,XXX.XX.

xx:xx loan is currently in bankruptcy. xx per the review of payment history as of xx/xx/XXXX, the borrower is currently delinquent for X months and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and PITI is $XXXX.XX. xx UPB is $XXX,XXX.XX.
xx loan was modified on xx/xx/XXXX.
xx reason for default is unable to be determined.

xx to PACER report, debtor has filed bankruptcy under chapter XX with case xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed by federal xx on xx/xx/XXXX with the secured claim amount of $XXX,XXX.XX and the arrearage is $XXXX.XX. xx per chapter-XX plan dated xx/xx/XXXX, the debtor shall pay the trustee $XXXX.XX per month for XX months.
xx post-closing details regarding the foreclosure have not been found.
xx per BPO report dated xx/xx/XXXX, the subject property is owner-occupied.

xx:xx:
xx to PACER xx, debtor has filed bankruptcy under chapter XX with case xx on xx/xx/XXXX. xx plan was confirmed on xx/xx/XXXX. xx POC was filed by federal xx on xx/xx/XXXX with the secured claim amount of $XXX,XXX.XX and the arrearage is $XXXX.XX. xx per chapter-XX plan dated xx/xx/XXXX, the debtor shall pay the trustee $XXXX.XX per month for XX months.	xx modification agreement was signed between the borrower xx and lender xx, xx. on xx/xx/XXXX. xx new modified UPB is $XXX,XXX.XX. xx borrower promises to pay the P&I in the amount of $XXX.XX with an interest rate of X.XXX% beginning from xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx is no deferred and forgiven amount.	Affiliated Business Disclosure Credit Report Good Faith Estimate Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	xx: xx of xx: 82 xx: 86 |---| -4 |----| -4.xx% xx: xx: xx:
xx: xx: xx-xx: xx:    xx %:    xx:    xx: xx:
xx: xx: 360/360   xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 156 (xx)   xx %:    xx:    xx: xx:
xx: xx MI?   xx: xx: xx:    xx %:    xx:    xx: xx:
xx: MI xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 35.309%   xx: 35.356%   xx: -0.047%   xx %: -0.04700%   xx:    xx: xx:
xx: xx: xx/xx/2057 xx: xx/xx/2044 xx: 4840 (xx) xx %: xx: xx: xx:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "The final GFE is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing in the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a conventional loan. As per tape data, the MI coverage is 25%. However, MI certificate is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing in the loan file."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45354925	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$147.46	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$476.29	4.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	Unavailable	Not Applicable	25.168%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is with xx.
xx are no active liens and judgments against the borrower.
xx taxes for the year XXXX will be due on xx/xx/XXXX for the amount of $XXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower has been delinquent for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. . xx current UPB is reflected in PH for the amount of $XX,XXX.XX.	xx: xx current status of the loan is in active bankruptcy. xx to the payment history as of dated xx/xx/XXXX, the borrower has been delinquent for X months and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. . xx current UPB is reflected in PH for the amount of $XX,XXX.XX.
xx comments have been found regarding the foreclosure. xx borrower xx D. xx and xx L. xx had filed bankruptcy under chapter XX with case#XX--xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx occupancy is unable to be determined. xx per the servicing comment dated xx/xx/XXXX, the subject property is found to be damaged. xx, the details of damages are not available in latest servicing comments. xx comments have been found regarding repairs.  xx comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx borrower xx D. xx and xx L. xx had filed bankruptcy under chapter XX with case#XX--xx on xx/xx/XXXX and the plan was confirmed on xx/xx/XXXX. xx POC was filed on xx/xx/XXXX the amount of POC is $XX,XXX.XX and the arrearage amount is $XXXX.XX. xx MFR was filed on xx/xx/XXXX. xx chapter XX plan was filed on xx/xx/XXXX as per plan the debtor supposes to pay the trustee the amount of $XXX.XX per month for XX months.	xx	Credit Report Missing Disclosures Missing or error on the Rate Lock	xx: xx: 360/360 xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2024   xx: xx/xx/2021   xx: 1401 (xx)   xx %:    xx: NA   xx: xx:
xx: xx: xx: xx:    xx %:    xx:    xx: xx:
xx: xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx'   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx DTI per 1003   xx: 6.399%   xx: 25.168%   xx: -18.769%   xx %: -18.xx%   xx: NA   xx: xx:
xx: xx:xx: xx %: xx: xx signed on xx/xx/2017 reflects the property address as xx. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This Loan Failed Revised Closing Disclosure Delivery waiting period Test due to Changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your Home loan Toolkit is missing from the loan documents."		* Missing credit report (Lvl 1) "Credit Report Is Missing"	Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78726843	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,897.84	12/31/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$944.84	3.625%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	45.439%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx of xx, a xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx, the assignment is with xx of xx.
xx is junior mortgage originated on xx/xx/XXXX with lender xx, a xx nonprofit public benefit corporation and recorded on xx/xx/XXXX for the amount of $XX,XXX.XX.
xx are no active liens and judgments against the borrower.
xx for the year XXXX-XX are due in the amount $X,XXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx per the notice of sale the foreclosure sale has been scheduled on xx/xx/XXXX at XX:XX A.M. xx further comments have been found regarding the foreclosure.
xx comments have been found regarding the bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx per the notice of sale the foreclosure sale has been scheduled on xx/xx/XXXX at XX:XX A.M.xx further comments have been found regarding the foreclosure.
xx:xx	xx	Mortgage Insurance	xx: xx APR xx: 4.798% xx: 3.625% |---| 1.173% |----| 1.xx% xx: xx CD reflects disclosed APR reflects as 4.798%. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 98.200%   xx: -0.011%   xx %: -0.01100%   xx: xx value used for underwriting: $211,000.00. xx amount: $207,178.00. LTV (OLTV) = 98.189%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 45.439%   xx: 45.500%   xx: -0.061%   xx %: -0.06100%   xx: xx's income is $3,936.50 after subject loan the proposed amount $1,336.54 and total xx-xx payments is $452.18 hence, the calculated DTI ratio is 45.439%.   xx: xx:
xx: xx: xx: xx %: xx: xx signed on xx/xx/2016 reflects the property address as xx. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the following issue, "Uninsured FHA Loan"."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance certificate is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.439%, the Borrower income was $3,936.50 and total expenses are in the amount of $1,788.72 and the loan was underwritten by LP (Locator# XXs) and its recommendation is “Accept” with a DTI of 45%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92786140	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,231.48	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,152.36	4.250%	360	xx	xx	VA	Fixed	Purchase	102.150%	102.150%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	46.726%	First	Final policy	Not Applicable	Not Applicable	02/13/2018	$223,157.04	$21,600.00	2.000%	$610.37	03/01/2018	Financial Hardship	xx subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx,xx which was recorded on xx/xx/XXXX. xx chain of the assignment is completed. xx annual combined taxes of XXXX have been paid in the amount $XXXX.XX. xx delinquent taxes have been found for the prior year.	xx per the payment history as of xx/xx/XXXX, the borrower is delinquent for X months and the next due for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with an interest rate of X.XX % for the due date of xx/xx/XXXX. xx UPB as of date is in the amount of $XX.	xx:xx per the payment history as of xx/xx/XXXX, the borrower is delinquent for X months and the next due for the payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with an interest rate of X.XX % for the due date of xx/xx/XXXX. xx UPB as of date is in the amount of $XX. xx loan modification agreement was made between the borrower and lender on xx/xx/XXXX. xx per the modified terms, the new principal balance is $XX with an interest rate of X.XX% and a P&I of $XXX.XX. xx first payment started from xx/xx/XXXX with the maturity date ofX/X/XXXX. xx is no provision for the balloon payment and it has X modification steps. xx was not filed. xx information has been found regarding the foreclosure.
xx:xx:xx	xx loan modification agreement was made between the borrower and lender on xx/xx/XXXX. xx per the modified terms, the new principal balance is $XX with an interest rate of X.XX% and a P&I of $XXX.XX. xx first payment started from xx/xx/XXXX with the maturity date ofX/X/XXXX. xx is no provision for the balloon payment and it has X modification steps.	Good Faith Estimate Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx: xx APR xx: 4.424% xx: 2.000% |---| 2.424% |----| 2.xx% xx: xx: xx:
xx: xx LTV (OLTV)   xx: 102.150%   xx: 100.000%   xx: 2.150%   xx %: 2.xx%   xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 46.726%   xx: 46.800%   xx: -0.074%   xx %: -0.07400%   xx:    xx: xx:
xx: xx:xx: xx %: xx: xx: xx:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Compliance Ease Exceptions test is failed. This loan failed the prohibited fees test. (VA Pamphlet 26-7, Chapter 8.03, VA State Deviation Chart (xx/xx/2017) )The loan charges one or more unauthorized fees. Certain fees may not be charged to the veteran under any circumstance, including: Attorney's fees; Fees or commissions charged by a real estate agent or broker; Prepayment penalties for prepayment of an existing lien; HUD/FHA inspection fees in which the dwelling was constructed under HUD supervision; Certain additional fees, depending on which state the property is located. This loan failed the RESPA "Government Recording Charges" (1201) validation test. The loan provides a value of $89.00 for "Government Recording Charges." However, the sum of all component fees, $10.00, does not equal the value entered for "Government Recording Charges." There is a difference of $79.00. If any "Government Recording Charges" component fees are provided to Compliance Analyzer, then all component fees that contribute to the total "Government Recording Charges" should be provided and their sum must reflect the total "Government Recording Charges." This is necessary in order to correctly calculate the loan's finance charge and APR. This loan failed the RESPA "Title Services and Lender's Title Insurance" (1101) validation test. The loan provides a value of $1,077.52 for "Title Services and Lender's Title Insurance." However, the sum of all component fees, $782.52, does not equal the value entered for "Title Services and Lender's Title Insurance." There is a difference of $295.00. If any "Title Services and Lender's Title Insurance" component fees are provided to Compliance Analyzer, then all component fees that contribute to the total "Title Services and Lender's Title Insurance" should be provided and their sum must reflect the total "Title Services and Lender's Title Insurance." This is necessary in order to correctly calculate the loan's finance charge and APR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is moderate."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease TILA test is fail. This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $193,935.30. The disclosed finance charge of $185,528.56 is not considered accurate because it is understated by more than $100.  This loan failed the prepayment penalty fee test. (VA Servicer Guide 3.3.1.4) The loan provides a prepayment penalty. The borrower has the right to prepay at any time, without premium or fee, the entire indebtedness or any amount not less than the next monthly principal installment or $100, whichever is less. Payment in full must be accepted and credited to the loan account when tendered, and no interest may be charged thereafter."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is VA and MI is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is different from the note date."		Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76960798	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,160.87	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,409.94	4.750%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	45.885%	First	Short Form Policy	Not Applicable	Not Applicable	10/25/2017	$268,890.21	Not Applicable	2.000%	$987.88	12/01/2017	Financial Hardship	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx of xx, a xx in the amount of $XXX,XXX.XX and it was recorded on xx/xx/XXXX.
xx chain of assignment has been completed.
xx active judgments or liens have been found.
xx combined taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is making payment regularly. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.
xx foreclosure proceedings have been found in the recent XX months.
xx bankruptcy filing has been found.
xx to collection comment, no damages or repairs have been found.
xx the time of origination borrower was working as xx/ xx at “xx R xx” for X years X months.
xx:xx:xx	xx loan modification agreement was made on xx/xx/XXXX with the new modified unpaid principal balance $XXX,XXX.XX. xx step rate starting interest rate was X.XX% and the modified P&I was $XXX.XX beginning on xx/xx/XXXX. xx step rate was in X steps ending at rate X.XXX% and P&I will be $X,XXX.XX applicable from xx/xx/XXXX to maturity date xx/xx/XXXX.	Missing Disclosures Missing or error on the Rate Lock	xx: xx APR xx: 4.748% xx: 2.000% |---| 2.748% |----| 2.xx% xx: NA xx: xx:
xx: xx-xx DTI per 1003   xx: 45.885%   xx: 44.600%   xx: 1.285%   xx %: 1.xx%   xx: xx borrower's monthly income is $7,109.26 after xx loan the xx amount $1,922.08 and xx-housing xx is $1,340.00. hence, the xx DTI xx is 45.885%.   xx: xx:
xx: xx: xx: xx ROMAGNA PL xx: xx %: xx: xx signed on xx/xx/2014 reflects the property address as xx. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.885%, the Borrower income was $7.109.26 and total expenses are in the amount of $3,262.08 and the loan was underwritten by DU (Locator#XX Page#119) and its recommendation is “Refer/Eligible” with a DTI of 45.88%"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Loan Origination Fee Test due to Fees charged $5,216.68 Fees threshold $2,702.85 Over By +$2,513.83
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $774.98
Settlement or Closing Fee paid by Borrower: $575.00
Title Courier Fee paid by Borrower: $97.37
Homeowner association paid by Borrower: $269.33
Payoff paid by Borrower: $3,500.00"
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final TIL as $238,064.01. Calculated Finance Charge $239,592.52 for an under disclosed amount of $1,528.51. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intention to proceed is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape data shows that the pool buyout and modified loan was probably previously delinquent preventing re-pooling. Unable to relay on docs."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your Home loan Toolkit is missing from the loan documents"			Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93187641	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$7,297.73	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,773.21	3.750%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	645	Not Applicable	42.435%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in favor of MERS as nominee for xx, xx, a xx in the amount of $XXX,XXX.XX and it was recorded on xx/xx/XXXX.
xx chain of mortgage assignment is xxomplete as no assignment has been found. xx should be with xx.
xx is a HOA lien open against the subject property in favor of xx in the amount of $XXX.XX which was recorded on xx/xx/XXXX.	xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with loan. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.	xx:xx is in performing status.
xx payment history dated as of xx/xx/XXXX reveals that the borrower is current with loan. xx payment next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX and it was applied for the due date of xx/xx/XXXX. xx current P&I is $X,XXX.XX and interest rate is X.XX%. xx current unpaid principal balance reflects in the amount of $XXX,XXX.XX.
xx foreclosure proceedings have been found.
xx bankruptcy filing has been found.
xx to collection comment, no damages or repairs have been found.
xx the time of origination borrower was working as xx. xx at “xx - xx” for X years X months.
xx per comment dated xx/xx/XXXX, the borrower’s income was impacted by xx-XX. xx plan was approved from xx/xx/XXXX to xx/xx/XXXX. xx deferment (xx-xx.pdf) was approved on xx/xx/XXXX in the total amount of $X,XXX.XX and next due date was XX/X/xx. xx further details have been found.
xx:xx:xx	xx	Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance	xx: xx APR xx: 4.733% xx: 3.750% |---| 0.983% |----| 0.xx% xx: xx APR is 4.733% xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 98.200%   xx: -0.012%   xx %: -0.01200%   xx: xx used for xx: $389,950.00. xx: $382,886.00. LTV 98.188%   xx: xx:
xx: xx-xx DTI per 1003   xx: 42.435%   xx: 42.500%   xx: -0.065%   xx %: -0.06500%   xx: xx close DTI per 1003 is 42.048%   xx: xx:
xx: xx: xx xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller Tape Reflects the following issue, "Uninsured FHA Loan "."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance certificate is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock provided expired on xx/xx/2015 and the loan closed on xx/xx/2015. No lock extension found."
* Missing Required Disclosures (Lvl 3)     "Your Home loan Toolkit is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "HUD-1 reflects settlement date is xx/xx/2015. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2015. Note date is xx/xx/2015."	* Cash out purchase (Lvl 2) "As per the HUD, this is a purchase transaction. Section 101 shows contract sales price in the amount of $389,950.00. However, section 303 shows the cash to borrower in the amount of $595.34."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32893853	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,618.38	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,994.99	3.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.315%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount $XXX,XXX.XX held by xx, xx with the xx#xx.
xx chain of assignment is complete.
xx active judgments or liens have been found.
xx city & county taxes of XXXX are due in the total amount of $XX,XXX.XX.
xx delinquent taxes have been found for the prior year.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.

xx:
xx per the payment history located at "xx", the gap payment history has been received from xx/xx/XXXX to xx/xx/XXXX.	xx:xx current status of the loan is performing.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.
xx foreclosure and bankruptcy evidence has been found.
xx damage or repairs have been found in the latest servicing comments.
xx per XXXX, the borrower has been working at "xx" as a "xx" since X.X year.

xx:xx:xx	xx	xx: xx APR xx: 3.295% xx: 3.250% |---| 0.045% |----| 0.04500% xx: xx per tape data xx APR is 3.250%. xx, xx CD xx 3.295%. xx: xx:
																																																																																				xx: xx-xx DTI per 1003 xx: 37.315% xx: 37.320% xx: -0.005% xx %: -0.00500% xx: xx per xx data, xx DTI is 37.320%. xx documents reflects as 37.315%. xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but may be NOO as but seller defect shows property was listed for rent just a few days after closing. Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6344119	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,271.41	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,654.27	3.625%	360	xx	xx	FHA	Fixed	Purchase	97.970%	97.970%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	48.065%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $XXXX.XX.
xx prior year’s delinquent taxes have been found.
xx to a review of the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.

xx:
xx to a review of the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the regular payment is xx/xx/XXXX.

xx:xx to the review of the servicing comments, the current status of loan is performing. xx next due date for the regular payment is xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx per servicing comment dated xx/xx/XXXX, borrower’s income is impacted by pandemic. FB plan was approved for three months which was started on xx/xx/XXXX.
xx borrower xx has been working at xx labs as xx for XX years.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx details have been found regarding damage.

xx:

xx per document located at "xx-xx" servicer provided forbearance which ran from xx/xx/XXXX to xx/xx/XXXX.
xx:xx:xx	xx	Credit Report Mortgage Insurance	xx: xx APR xx: 4.667% xx: 3.625% |---| 1.042% |----| 1.04200% xx: xx CD reflects disclosure APR as 4.667. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx LTV (OLTV)   xx: 97.970%   xx: 98.000%   xx: -0.030%   xx %: -0.03000%   xx: xx value used for underwriting: $370,255.00. xx amount: $362,738.00 LTV (OLTV) = 97.970%.   xx: xx:
xx: xx-xx DTI per 1003 xx: 48.065% xx: 47.800% xx: 0.265% xx %: 0.xx% xx: xx's income is $7,416.66 after subject loan the proposed amount $2,853.85 and total xx-xx payments is $711.00 hence, the calculated DTI ratio is 48.065%. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows borrower became delinquent prior to requesting COVID-19 forbearance. FHA will not insure a loan in delinquent status until they become current."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "This loan is FHA. However, mortgage insurance certificate is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.065%, the Borrower income was $7,416.66 and total expenses are in the amount of $3564.85 and the loan was underwritten by DU (Locator# XX#146) and its recommendation is “Approve/Eligible” with a DTI of 48.07%."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75164818	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,601.09	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,411.53	2.750%	180	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.196%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount $XXX,XXX.XX held by xx, xx with the xx# xx.
xx chain of assignment is complete.
UT reflects that two notices of commencement recorded on the property. xx was recorded on xx/xx/XXXX for the improvement of “installation of xx protection”. xx was recorded on xx/xx/XXXX for the improvement of “new construction of inground swimming pool, spa”.
xx county taxes of XXXX are due in the amount of $X,XXX.XX for xx/xx/XXXX.
xx delinquent taxes have been found for the prior year.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.	xx:xx current status of the loan is performing.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.
xx foreclosure and bankruptcy evidence has been found.
xx employment details have been found in final XXXX doc.
xx damage or repairs have been found in the latest servicing comments.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx APR xx: 2.907% xx: 2.750% |---| 0.157% |----| 0.xx% xx: xx CD reflect disclosed APR as 2.907%. xx: xx:
xx: xx-xx DTI per 1003   xx: 44.196%   xx: 44.200%   xx: -0.004%   xx %: -0.00400%   xx: xx failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.196%, the xx income was $5,694.08 and total expenses are in the amount of $2,516.55 .   xx: xx:
xx: xx: xx: xx xx: xx %: xx: xx signed on xx/xx/2020 reflects the property address as xx. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $48,342.60. Calculated Finance charge is $48,802.60 for an under disclosed amount of $460.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing."
* Final Application Incomplete (Lvl 3)     "Final Application is not hand signed by borrower."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.196%, the Borrower income was $5,694.08 and total expenses are in the amount of $2,516.55 and the loan was underwritten by LP (20345199 xx.pdf Pg#8) and its recommendation is “Accept” with a DTI of 44.196%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 44.196%. Income miscalculation may push DTI to over 52%. Unable to rely on documents in file and unable to calculations ATR."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49610749	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,231.90	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,156.61	3.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	43.616%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx in the amount of $XXX,XXX.XX, which was recorded on xx.
xx chain of the assignment has been completed.
xx active liens and judgments have been found against the borrower and the property.
xx taxes for the year of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx prior year’s delinquent taxes have been found.

xx to a review of the payment history as of xx/xx/XXXX, the loan is currently performing and the next due date for the regular payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX total in the amount of PITI $X,XXX.XX which includes P&I $X,XXX.XX with the rate of interest X.XXX%, which was applied for the due date of xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.

xx:

xx per payment history located at “xx”, the payment history is available from xx/xx/XXXX to xx/xx/XXXX.	xx:xx to the review of the servicing comments, the current status of loan is performing. xx next due date for the regular payment is xx/xx/XXXX. xx UPB reflected in the latest payment history is in the amount of $XX.
xx comments have been found regarding reason for default.
xx details are not mentioned as URLA is missing.
xx per the servicing comments, the subject property has been occupied by the owner and is in average condition. xx details have been found regarding damage.

xx:xx:xx	xx	Credit Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx: xx APR xx: 3.366% xx: 3.125% |---| 0.241% |----| 0.xx% xx: xx CD reflects disclosed APR as 3.366%. xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 43.290%   xx:    xx %:    xx: xx's income is $9,000.00 after subject loan the proposed amount $2,090.45.00 and total xx-xx payments is $1,835.00 hence, the calculated DTI ratio is 43.616%.   xx: xx:
xx: xx: xx: xx:	3: Curable	* Application Missing (Lvl 3) "Missing Final Application dated xx/xx/2020 signed by the Borrower."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $1,393.00 on final CD dated 0xx/xx/2020.
Provided initial LE dated xx/xx/2020 reflects Discount Points fee as $5,400.00, however, the final CD reflected it as $6,793.00. There is a total fee increased of $1,393.00 for a Non-Shoppable Fee which exceeded the 0% tolerance for Non-Shoppable Fees."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "An executed copy of Initial Escrow Account disclosure is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 43.616%. The provided Seller’s tape is showing an alert that the borrower's employment was misrepresented at origination. Further details are not provided to confirm the same. Unable to rely on the documents in the loan file and unable to calculate ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20598908	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,028.00	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$524.65	2.875%	360	xx	xx	VA	Fixed	Refinance	98.793%	98.793%	Streamline Refinance	Yes	xx	xx	28.470%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.

xx chain of assignment has been found.

xx active liens and judgments have been found.

xx is a senior mortgage active in the favor of xx in the amount of $XXX,XXX.XX recorded on xx/xx/XXXX.

CombinedXst installment tax of XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx Xnd installment tax of XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.

xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.	xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX.

xx reason for default is unable to be determined. xx subject property is occupied by the owner. xx comments have been found.
xx:xx:xx	xx	Credit Report Missing or error on the Rate Lock Origination Appraisal	xx: xx: xx. xx: |---| |----| xx: xx dated xx/xx/2020 and signed at closing, reflects the xx as xx.. xx: xx:
xx: xx APR   xx: 2.954%   xx: 2.875%   xx: 0.079%   xx %: 0.07900%   xx: xx CD reflect xx APR as 2.954%.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.793%   xx: 99.000%   xx: -0.207%   xx %: -0.xx%   xx: xx used for xx: $128,000.00. xx: $126,455.00. LTV (CLTV) = 98.793%.   xx: xx:
xx: xx: xx: xx signed on xx/xx/2020 reflects the property address as 637 xx. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "In VA IRRRL streamline refinance loan, there should be WAITING period or GAP between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our new subject loans. In this loan the waiting period is not satisfied as the first payment of existing mortgage xx/xx/2020 is less than 210 days from closing date of loan xx/xx/2020."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."		* Missing Appraisal (Lvl 1) "Credit Report Is Missing" * Missing credit report (Lvl 1) "Credit report is missing"	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45464791	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,825.20	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,024.18	3.250%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.606%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/XXXX reflects that the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has been found.

xx active liens and judgments have been found.

xx Xst installment tax of XXXX-XXXX has been paid in the amount of $XXXX.XX on xx/xx/XXXX.
xx Xnd installment tax of XXXX-XXXX has been due in the amount of $XXXX.XX on xx/xx/XXXX.
xx annual taxes of XXXX-XXXX have been delinquent in the amount of $XXX.XX on xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.

xx changes found.	xx:xx loan is performing. xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX, the payment applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx reason for default is unable to be determined. xx subject property is occupied by the owner. xx comments have been found.
xx:xx:xx	xx	Credit Report Missing or error on the Rate Lock Mortgage Insurance	xx: xx APR xx: 4.320% xx: 3.250% |---| 1.070% |----| 1.07000% xx: xx CD reflects disclosed apr as 4.320%. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx LTV (OLTV)   xx: 98.188%   xx: 98.200%   xx: -0.012%   xx %: -0.01200%   xx: xx used for xx: $477,000.00. xx: $465,109.00. CLTV = 98.188%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 47.606%   xx: 47.610%   xx: -0.004%   xx %: -0.00400%   xx: xx reflects the xx-xx DTI per 1003 as 47.606%.   xx: xx:
xx: xx: xx: xx %: xx: xx signed on xx/xx/2020 reflects the property address as 963 xx.. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TILA finance charge test. The finance charge is $344,386.06. The disclosed finance charge of $343,879.50 is not considered accurate because it is understated by more than $100."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the appraisal was expired when the subject loan closed. Per HUD Guidelines, the validity period for an appraisal is 120 days, however, the subject appraisal was completed on xx/xx/2020 and the loan was closed 153 days later on xx/xx/2020. Hence, the subject loan is uninsurable."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "An executed copy of Rate Lock Agreement is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.61% as the Borrower’s income is $11,888.33 and total expenses are in the amount of $5,659.53 and the loan was underwritten by AUS/DU (Locator#XXpdf Page2260) & its recommendation is “Approve/Eligible” and DTI is showing in it as 47.61%."	* Missing credit report (Lvl 1) "Credit Report Is Missing"	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81823588	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,647.87	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$763.38	3.500%	360	xx	xx	Conventional	Fixed	Purchase	77.273%	77.273%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.673%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx, xx.

xx chain of assignment has been completed.

xx active judgments or liens have been found.

xx utilities and county taxes of XXXX have been paid in the amount of $XXX.XX.

xx county taxes of XXXX have been due in the amount of $X,XXX.XX.

xx utilities taxes of XXXX have been delinquent in the amount of $X,XXX.XX.
xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx:-

xx per the payment history located at " xx", the gap payment history has been received from xx/xx/XXXX to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX and the current UPB reflected as per the payment history is in the amount of $XX.
xx:xx to servicing comments, the current status of the loan is performing.

xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx per servicing comment unable to determine the reason for default.

xx comment pertaining to the damage on the subject property has been observed.

xx loan hasn’t modified since origination.

xx foreclosure activity has been found.

xx post close bankruptcy record has been found.

xx:xx:xx	xx	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx: xx APR xx: 3.512% xx: 3.500% |---| 0.012% |----| 0.01200% xx: xx per xx CD APR is 3.51% xx: xx:
xx: xx LTV (OLTV)   xx: 77.273%   xx: 77.280%   xx: -0.007%   xx %: -0.00700%   xx: xx used for xx: $220,000.00. xx of xx(s): $0.00. xx: $170,000.00. CLTV =77.273%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 31.673%   xx: 31.680%   xx: -0.007%   xx %: -0.00700%   xx: xx borrower's monthly income is $7,919.69 after xx loan the xx amount $2.508.43. xx close DTI per 1003 is 31.673%.   xx: xx:
xx: xx: xx: xx %: xx: xx shows subject property address street as xx	3: Curable	* Final Application Incomplete (Lvl 3) "Final application hand signed and hand dated by borrower is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow account disclosure hand signed by borrower is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 31.673%. Tape shows note receivable income was not documented. Excluding the income pushes the DTI to 81%. Unable to rely on documents in file and unable to calculate ATR.""		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34593357	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,983.08	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,256.46	3.375%	360	xx	xx	Conventional	Fixed	Purchase	84.939%	84.939%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	628	Not Applicable	33.493%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx, xx.

xx chain of assignment has been completed.

xx active judgments or liens have been found.

xx combined taxes of XXXX have been due in the amount of $XX,XXX.XX.

xx prior year delinquent taxes have been found.
xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx:-

xx per the payment history located at "xx", the gap payment history has been received from xx/xx/XXXX to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX and the current UPB reflected as per the payment history is in the amount of $XX.	xx:xx to servicing comments, the current status of the loan is performing.

xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx per comment dated xx/xx/XXXX, the reason for default is excessive obligations.

xx comment pertaining to the damage on the subject property has been observed.

xx loan hasn’t modified since origination.

xx foreclosure activity has been found.

xx post close bankruptcy record has been found.

xx:xx:xx	xx	xx: xx APR xx: 3.616% xx: 3.375% |---| 0.241% |----| 0.xx% xx: xx APR is 3.616%. xx: xx:
xx: xx LTV (OLTV)   xx: 84.939%   xx: 94.930%   xx: -9.991%   xx %: -9.xx%   xx: xx LTV is 84.939%.   xx: xx:
xx: xx-xx DTI per 1003 xx: 33.493% xx: 33.500% xx: -0.007% xx %: -0.00700% xx: xx DTI per 1003 is 33.493%. xx: xx:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for a total fees increased of $798.30 on final CD dated xx/xx/2020.
																																																																																							Provided final CD reflects the cumulative Fees in B section increased of 26.888% with the amount of $798.30 in Creditor's Providers Fees which exceeded the 10% tolerance for Creditor's Providers fees and a valid COC is required."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "BWR required $89K to close but only had $29K verified. Large deposit of $69K may have came from sale of business but was not verified. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93691298	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,107.92	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,058.45	2.990%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	766	719	45.415%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx, xx.

xx chain of assignment has been completed.

xx active judgments or liens have been found.

xx county taxes of XXXX have been due in the amount of $X,XXX.XX.

xx prior year delinquent taxes have been found.
xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx:-

xx per the payment history located at "xx", the gap payment history has been received from xx/xx/XXXX to xx/xx/XXXX. xx next due date for payment is xx/xx/XXXX and the current UPB reflected as per the payment history is in the amount of $XX.
xx:xx to servicing comments, the current status of the loan is performing.

xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx per servicing comment unable to determine the reason for default.

xx comment pertaining to the damage on the subject property has been observed.

xx loan hasn’t modified since origination.

xx foreclosure activity has been found.

xx post close bankruptcy record has been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx APR xx: 3.095% xx: 2.990% |---| 0.105% |----| 0.xx% xx: xx APR is 3.095%. xx: xx:
xx: xx-xx DTI per 1003   xx: 45.359%   xx: 45.170%   xx: 0.189%   xx %: 0.xx%   xx: xx close DTI per 1003 is 45.168%.   xx: xx:
xx: xx: xx: xx xx: xx %: xx: xx address street is xx. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TILA finance charge test. The finance charge is $133,451.73. The disclosed finance charge of $133,000.73 is not considered accurate because it is understated by more than $100."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock document is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45% as the Borrower’s income is $8,901.35 and total expenses are in the amount of $4,037.56 and the loan was underwritten by AUS/LP (Locator#XX.pdf Page831) & its recommendation is “ACCEPT” and DTI is showing in it as 45%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows $95K funds to close and for reserves were not documented. Unable to rely on the documents in the loan file and unable to calculate ATR."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52811025	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,340.23	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,117.61	2.875%	360	xx	xx	Conventional	Fixed	Purchase	62.207%	62.207%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	773	791	43.348%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount $XXX,XXX.XX held by xx, xx with the xx# xx.
xx chain of assignment is complete.
xx is one junior mortgage active against the subject property in the amount of $X,XXX,XXX.XX held by xx, an xx and recorded on xx/xx/XXXX.
xx combined taxes of XXXX are due for xx/xx/XXXX in the amount of $XX,XXX.XX.
xx delinquent taxes have been found for the prior year.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.

xx:
xx per the payment history located at "xx", the gap payment history is received from xx/xx/XXXX to xx/xx/XXXX.	xx:xx current status of the loan is performing.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.
xx foreclosure and bankruptcy evidence has been found.
xx damage or repairs have been found.

xx:xx:xx	xx	xx: xx APR xx: 3.012% xx: 2.875% |---| 0.137% |----| 0.xx% xx: xx CD reflects APR 3.012%. xx: xx:
xx: xx LTV (OLTV)   xx: 62.207%   xx: 62.210%   xx: -0.003%   xx %: -0.00300%   xx: "xx used for xx: $820,490.00. xx: $510,400.00. CLTV = 62.20%. "   xx: xx:
xx: xx-xx DTI per 1003   xx: 43.347%   xx: 43.350%   xx: -0.003%   xx %: -0.00300%   xx:    xx: xx:
xx: xx: xx: xx %: xx: xx document reflects property address street as xx. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA Finance Charge Test due to Finance charge disclosed on Final CD as $260,863.31. Calculated Finance charge is $261,323.81 for an under disclosed amount of -$460.50. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.34%, the Borrower income was $32,599.31 and total expenses are in the amount of $14,130.95 and the loan was underwritten by LP (Locator# XXpg#1318) and its recommendation is “Accept” with a DTI of 43%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 43.34%. Tape shows income miscalculation and unable to obtain verification of borrower's legal right to the business income used as stable monthly income. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19821551	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,223.45	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$793.87	2.375%	360	xx	xx	USDA	Fixed	Purchase	101.010%	101.010%	Full Documentation	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	37.396%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount $XXX,XXX.XX held by xx, xx with the xx.
xx chain of assignment is complete.
xx is one junior UCC lien available in UT held by xx which was recorded on xx/xx/XXXX. xx, the amount is not mentioned for said UCC lien.
xx county taxes of XXXX are due for xx/xx/XXXX in the amount of $X,XXX.XX.
xx delinquent taxes have been found for the prior year.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.

xx:
xx changes have been found in additional payment history located at "xxX".	xx:xx current status of the loan is performing.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.
xx-XX attestation available at "xx#XXX".
xx foreclosure and bankruptcy evidence has been found.
xx damage or repairs have been found.
xx per XXXX, the borrower is working at "xx" as an "xx" since X.X year.

xx:xx:xx	xx	xx: xx APR xx: 2.888% xx: 2.375% |---| 0.513% |----| 0.xx% xx: xx CD reflects disclosed APR as 2.888%. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA.   xx: xx:
xx: xx LTV (OLTV)   xx: 101.010%   xx: 100.000%   xx: 1.010%   xx %: 1.01000%   xx: xx value used for underwriting: $202,220.00. xx amount: $204,262.00. LTV (OLTV) = 101.010%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 37.396%   xx: 37.400%   xx: -0.004%   xx %: -0.00400%   xx: xx's income is $3,343.60 after subject loan the proposed amount $1,187.36 and total xx-xx payments is $63.00 hence, the calculated DTI ratio is 37.396%.   xx: xx:
xx: xx: xx: xx %: xx: xx signed on xx/xx/2020 reflects the property address as 570 xx. xx: xx:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 reflects Transfer Taxes fee at $2,501.00. However, Final CD dated xx/xx/2020 reflects Transfer Taxes fees at $2,503.17. This is an increase in fee of $2.17 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject approve at 37.396%. Seller tape shows, Loan is USDA that cannot be insured due to the failure to meet the agency's principal, interest, taxes, Insurance PITI ratio of 29%. However, Homeowners Insurance policy monthly premium increased by over the $50 allowable escrow tolerance, resulting in a PITI ratio of 35.51% at closing."	* Cash out purchase (Lvl 2) "The subject loan is purchase case, however, final CD date xx/xx/2020 reflect cash to in the amount of 13.50."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83765514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,853.97	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,787.03	7.500%	360	xx	xx	FHA	Fixed	Refinance	83.522%	83.522%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	641	594	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2012	$240,216.85	Not Applicable	3.500%	$1,183.06	07/01/2012	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for xx, xx, A xx for the amount of $xx.
xx chain of assignment is complete as the current assignee is xx and xx.
xx active liens and judgments have been found against the borrower and subject property.
xx annual taxes of XXXX have been paid in the amount of $X,XXX.XX.
xx, any prior year delinquent taxes have been found.
xx to latest payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx unpaid principal balance is reflected in the amount of $XX.	xx:xx to latest payment history as of xx/xx/XXXX, the borrower is currently delinquent for X month and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX. xx unpaid principal balance is reflected in the amount of $XX.

xx per the collection comment dated xx/xx/XXXX, borrower’s wife was out of work due to injury.

xx is not filed.

xx information has been found regarding the foreclosure.

xx:xx:xx	xx per the modification agreement which was made on xx/xx/XXXX. xx per the modified terms, the new principal balance is $XXrower has promised to pay the amount of $XXXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX. xx is X step modification and rate was ended on X.XX%.	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	xx: xx: xx: xx |---| |----| xx: xx: xx: xx: xx APR xx: 8.230% xx: 3.500% xx: 4.730% xx %: 4.xx% xx: N/A xx: xx: xx: xx G/L xx MI? xx: xx: xx: xx %: xx: N/A xx: xx:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed. The appraisal report at the time of origination dated xx” reflects that the subject property type is manufactured home, however the appraisal report also states that the manufactured home has been attached to permanent foundation system and wheels, axles have been removed. And also affixation of affidavit is located at “xx”. No other information has been found."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing in the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "Considered the date as per the ROR document."
																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is different from note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67987224	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,389.80	12/13/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$990.93	6.750%	360	xx	xx	Conventional	Fixed	Refinance	47.009%	47.009%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	649	Not Applicable	46.239%	First	Final policy	Not Applicable	Not Applicable	11/13/2011	$144,691.82	Not Applicable	4.250%	$787.64	12/01/2011	Financial Hardship	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx, xx. DBA xx.

xx chain of assignment has not been completed as no assignment has been found.

xx active judgments or liens have been found.

Xst county taxes of XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.

Xnd county taxes of XXXX have been due in the amount of $XXX.XX.

xx prior year delinquent taxes have been found.
xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx to servicing comments, the current status of the loan is performing.

xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XX current PITI is in the amount of $XXh an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx modification agreement was made between xx and borrower on xx/xx/XXXX. xx per the modified term, the new principal balance is $XX. xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX. xx modification does not have a xx provision. xx loan was modified once since origination.

xx per comment dated xx/xx/XXXX, the reason for default is business failure.

xx per comment dated xx/xx/XXXX, the reason for default is curtailment of income as borrower's income is impacted by COVID-19. xx further details have been found.

xx foreclosure activity has been found.

xx post close bankruptcy record has been found.

xx:xx:xx	xx modification agreement was made between lender and borrower on xx/xx/XXXX. xx per the modified term, the new principal balance is $XX. xx borrower promises to pay $XXX.XX monthly with a modified interest rate of X.XXX% beginning from xx/xx/XXXX with a maturity date of xx/xx/XXXX. xx modification does not have a xx provision. xx loan was modified once since origination.	Affiliated Business Disclosure	xx: xx APR xx: 7.037% xx: 4.250% |---| 2.787% |----| 2.xx% xx: xx APR is 7.037%. xx: xx: xx: xx: xx. xx: xx:	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "AS per HUD-1 settlement date is xx/xx/2006 which is not aligned with the original note date xx/xx/2006."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34187340	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,609.90	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,727.64	3.125%	360	xx	xx	Conventional	Fixed	Purchase	69.058%	69.058%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Vacant Land	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	37.712%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount $XXX,XXX.XX held by xx, xx with the xx# xx.
xx chain of assignment is complete.
xx active judgments or liens have been found.
xx delinquent taxes have been found for the prior year.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.	xx:xx current status of the loan is performing.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.
xx foreclosure and bankruptcy evidence has been found.
xx damage or repairs have been found.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx APR xx: 3.155% xx: 3.125% |---| 0.030% |----| 0.03000% xx: xx per tape data, xx APR is 3.125%. xx, xx CD reflects 3.155%. xx: xx:
xx: xx LTV (OLTV)   xx: 69.058%   xx: 69.100%   xx: -0.042%   xx %: -0.04200%   xx: xx used for xx: $584,000.00. xx: $403,300.00 LTV = 69.058%   xx: xx:
xx: xx-xx DTI per 1003 xx: 37.712% xx: 37.720% xx: -0.008% xx %: -0.00800% xx: xx per xx data, xx DTI is 37.720%. xx documents reflect as 37.712%. xx: xx:	4: Unacceptable	* Property is Vacant Land (Lvl 4) "The subject property is vacant land.
As per the updated report dated xx/xx/2021, the subject property is a vacant tract of land. Tax report shows improvement amount $0.00 and the value of land (actual & assessed value) total in the amount of $80,767.00. Tax report also shows this is vacant residential property. However, the appraisal report located at “xx” reflect subject property."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Finance charge disclosed on Final CD as $220,825.61. Calculated Finance charge is $220,176.61 for an under disclosed amount of -$649.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $220,825.61. Calculated Finance charge is $220,176.61 for an under disclosed amount of -$649.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD hand signed on xx/xx/2021. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2021. Note date is xx/xx/2021."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 37.71%. Tape shows BWR does not have history with SE income history. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16898959	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$218.27	$4,652.32	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,053.47	2.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	22.663%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX.
xx chain of assignment has not been provided in the updated title report.
xx active liens and judgments have been found.
xx Xnd half county taxes of XXXX/XX have been delinquent in the amount of $XXX.XX which was due on xx/xx/XXXX.
xx Xst half county taxes of XXXX/XX have been paid in the amount of $XXX.XX.

xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX. xx UPB is $XXX,XXX.XX.

xx:xx loan is currently performing. xx per the review of payment history as of xx/xx/XXXX, the borrower is current with the loan and next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $XXXX.XX which was applied for the due date of xx/xx/XXXX. xx current P&I is $XXXX.XX and PITI is $XXXX.XX. xx UPB is $XXX,XXX.XX.
xx, the borrower is working at NorthBay xx as an xx for X.X years.
xx post-closing details regarding the foreclosure and bankruptcy have not been found.
xx damages have been reported.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx: |---| |----| xx: xx per note document borrower last name is xx. xx: xx:
xx: xx APR   xx: 3.090%   xx: 2.990%   xx: 0.100%   xx %: 0.xx%   xx: xx CD reflects APR as 3.090%.   xx: xx:
xx: xx-xx DTI per 1003 xx: 22.663% xx: 22.670% xx: -0.007% xx %: -0.00700% xx: 1008 reflects post close DTI as 22.663%. xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $258,533.94. Calculated Finance charge is $257,758.94 for an under disclosed amount of -$775.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing."
* Final Application Incomplete (Lvl 3)     "Final 1003 hand dated and hand signed by borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD hand signed on xx/xx/2021. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2021. Note date is xx/xx/2021."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 22.66%. Seller tape reflects short funds at the time of closing. Bank statements in file are incomplete and do not show the AUS required $123K funds to close. Unable to rely on docs in loan file and unable to calculate ATR."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56281079	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,567.78	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$340.15	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	785	Not Applicable	43.544%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX, with MERS as nominee for xx, xx. D/B/A xx., with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx, xx. D/B/A xx.

xx active judgments or liens have been found against the borrower.
Xst and Xnd installments county taxes of XXXX have been paid on xx/xx/XXXX & xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the current status of the loan is performing. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx current status of the loan is performing.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx per the XXXX, the borrower is self-employed and working at the xx. as an xx/ xx from X.X years.

xx:xx:xx	xx	xx: xx 1 xx 1 xx/xx of xx: xx/ xx: xx/xx |---| |----| xx: xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: N/A.   xx: xx:
xx: xx of xx: 12   xx: 40   xx: -28   xx %: -70.00000%   xx:    xx: xx:
xx: xx-xx DTI per 1003 xx: 42.742% xx: 58.520% xx: -15.778% xx %: -15.xx% xx: xx per 1003 xx close DTI is 42.742%. xx: xx:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Annual payment is $14,371.20 and effective gross income is $10,350.00. Hence, DSCR is 0.00."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "This is Investment case. Per tape, Income miscalculation and Income document P&L is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83967587	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,312.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$651.11	3.500%	360	xx	xx	Conventional	Fixed	Refinance	84.302%	84.302%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	684	44.550%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx financial, xx. D/B/A xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx of XXXX are due in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for default is the borrower’s income is impacted by COVID-19.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	xx: xx 1 xx 1 xx/xx of xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2021   xx: -365 (xx)   xx %:    xx: xx/xx/2020.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -7 (xx)   xx %:    xx: xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 44.550%   xx: 46.800%   xx: -2.250%   xx %: -2.xx%   xx: U/A   xx: xx:
																																																																																				xx: xx of xx: xx rate or term xx: xx in xx/xx: xx %: xx: xx rate or term. xx: xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 44.55%. Income miscalculation may push DTI to over 46.80%. Unable to rely on docs in file and unable to calc ATR"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79687965	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,514.00	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,264.27	2.750%	360	xx	xx	VA	Fixed	Refinance	77.422%	77.422%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	Unavailable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx. D/B/A xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx. D/B/A xx which is recorded on xx/xx/XXXX.
xx is a senior mortgage in the amount of $xx which was recorded on xx/xx/XXXX in the favor of MERS as nominee for xx & xx.
xx is a junior mortgage in the amount of $xx which was recorded on xx/xx/XXXX in the favor of xx CU.

xx active judgments or liens have been found.
Xst and Xnd installment xx taxes of XXXX have been due in the amount of $XXXX.
xx prior year delinquent taxes have been found.

xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX
xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx property is owner occupied.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income is impacted by xx.

xx:xx:xx	xx	Credit Application Initial 1003_Application Missing DU/GUS/AUS Note Origination Appraisal Right of Rescission	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx: xx: xx: xx: xx/xx/2021 xx: xx %: xx: xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final Loan Application is missing from the loan file."
* Appraisal not dated (Lvl 3)     "Appraisal report is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling Disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "This loan is uninsurable due to VA seasoning requirement of 210 days is not met."
* Loan officer signature missing on final HUD/VA Addendum to Uniform Residential Loan Application. Please provide a copy to satisfy this condition. (Lvl 3)     "Final HUD/VA Addendum to Uniform Residential Loan Application is missing in the loan file."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "DU/GUS/AUS is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial Loan Application is missing from the loan file."
* Note is missing or unexecuted (Lvl 3)     "Note document is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 3)     "Right of Rescission signed by borrower is missing from the loan file."
																																																																																							* VA Disclosures (Lvl 3) "VA Loan Summary and VA Loan Guaranty Certificate is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97831024	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,561.84	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,468.82	3.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	48.717%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title dated xx/xx/XXXX shows that subject mortgage was originated on xx/xx/XXXX in the amount of $XXX,XXX.XX which was recorded on xx/xx/XXXX by lender, xx. xx assignment of mortgage has been found.
xx active judgments or liens have been found. xx taxes of XXXX-XX are paid on xx/xx/XXXX in the amount of $XXXX.XX.
xx history as of xx/xx/XXXX shows that loan is performing and next payment is due on xx/xx/XXXX. xx last payment was made on xx/xx/XXXX in the amount of $X,XXX.XX for the due date xx/xx/XXXX. xx current UPB is $XXX,XXX.XX and interest rate is X.XX%.	xx:xx status of the loan is performing. PH as of xx/xx/XXXX shows that borrower is current with the loan and next payment is due on xx/xx/XXXX. xx last payment was made on xx/xx/XXXX in the amount of $XXXX.XX for the due date xx/xx/XXXX. xx evidence of damage or repair has been found. xx evidence of xx impact was found in the collection comments. xx is owner occupied,.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 42 (xx) |----| xx: xx per payment history. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -1 (xx)   xx %:    xx: xx note doc reflects date as xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003   xx: 48.717%   xx: 48.710%   xx: 0.007%   xx %: 0.00700%   xx: xx's income is $5,723.25 after subject loan the proposed amount $1,711.20 and total xx-xx payments is $2,788.20 hence, the calculated DTI ratio is 48.717%.   xx: xx:
xx: xx-xx per 1003 xx: 29.899% xx: 29.890% xx: 0.009% xx %: 0.00900% xx: xx subject property PITIA (P&I $ 1,468.82 + xx $ 130.15 + xx $40.67 + xx $0.00 + MI $59.06 + HOA xx $12.50 equals $1,711.20. xx verified monthly income equals $5,723.25. xx equals 29.899%. xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.717%, the borrower's income was $5,723.25 and total expenses are in the amount of $2,788.20 and the loan was underwritten by LP (Locator# XX loan file Page #74) and its recommendation is “Accept” with a DTI of 49%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""Subject approved at 49.00%. Income miscalculation may push DTI to over 60% and is ineligible. Unable to rely on docs in file and unable to calc ATR.""		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99455169	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,130.84	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,701.59	3.250%	240	xx	xx	Conventional	Fixed	Cash Out	55.046%	55.046%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	779	782	38.652%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of assignment has been completed. xx, the mortgage is MERS as nominee for xx.
xx active liens and judgments have been found.
xx annual school taxes of XXXX/XX have been paid in the amount of $X,XXX.XX.
xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.	xx:xx loan is currently performing. xx per the payment history as of xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX for the due date of xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx current unpaid principal balance is $XX.
xx loan has not been modified once since origination.
xx the time of origination, the borrower was working as xx in xx and xx from last XX years.
xx occupancy of the subject property is unable to be determined. xx comments do not provide any information regarding the damages and repairs to the subject property.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 123 (xx)   xx %:    xx: NA.   xx: xx:
xx: xx: 240   xx: 360   xx: -120   xx %: -33.xx%   xx: xx reflects the xx as 240.   xx: xx:
xx: xx CLTV xx: 55.046%   xx: 55.040%   xx: 0.006%   xx %: 0.00600%   xx: xx value used for underwriting: $545,000.00. xx of secondary lien: $0.00. xx amount: $300,000.00. CLTV=55.046%.   xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -9 (xx)   xx %:    xx: xx reflects the xx document date as xx/xx/2020.   xx: xx:
xx: xx LTV (OLTV)   xx: 55.046%   xx: 55.040%   xx: 0.006%   xx %: 0.00600%   xx: xx value used for underwriting: $545,000.00. xx: $300,000.00. LTV = 55.046%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 38.652%   xx: 38.650%   xx: 0.002%   xx %: 0.00200%   xx: xx borrower’s total monthly income is $9,958.33 after subject loan the proposed amount $2,008.07 and total non-housing payments is $1,841.00 hence the calculated DTI ratio is 38.652%.   xx: xx:
xx: xx-xx per 1003 xx: 20.165% xx: 20.160% xx: 0.005% xx %: 0.00500% xx: xx subject property PITIA (P&I $1,701.59 + hazard insurance $139.30 + property taxes $167.18 equals $2,008.07 verified monthly income equals $9,958.33 housing ratio equals 20.165%. xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home is affixed.
According to the appraisal report (located- xx loan filePG#142), the subject property type is Manufactured Home. The Manufactured Home Rider is available in the updated title report which is located at xx which shows the home is permanently attached to the land. The ALTA 7 Endorsement is not attached with the final title policy.""
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""Subject approved at 38.652%. Tape shows borrower was not employed at the time of closing. Unable to rely on documents in file and unable to calculate ATR.""		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67284129	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$4,317.42	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$575.57	3.125%	360	xx	xx	FHA	Fixed	Purchase	96.662%	96.662%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	627	Not Applicable	49.314%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX, with MERS as nominee for xx., recorded with the xx#xx.

xx chain of assignment has been completed. xx last assignment is with MERS as nominee for xx.

xx mortgages, liens and judgments are found against borrower and property is as follows:

X. xx are X state tax liens active against borrower “xx” in the favor of same plaintiff “xx of xx”, which were recorded on different dates total in the amount of $X,XXX.XX.

xx are no prior year real estate delinquent taxes.
xx to the payment history as of xx/xx/XXXX, the loan has been paid in full. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XXPITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $X.XX.	xx:xx to the payment history as of xx/xx/XXXX, the loan has been paid in full. xx last payment was received on xx/xx/XXXX, the applied date was xx/xx/XXXX and the next due date for payment is xx/xx/XXXX .xx P&I is in the amount of $XXPITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XXubject property has been occupied by the owner. xx borrower's intention is to keep the property.
xx per the review of collection comments, the subject property is in good condition. xx evidence of damage or repairs has been found.
xx-XX attestation certificate is available in loan file at “xx.
xx:xx:xx	xx	Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: 96.662%   xx: 95.000%   xx: 1.662%   xx %: 1.xx%   xx: xx value used for underwriting: $139,000.00. xx amount: $134,360.00. CLTV = 96.662%.   xx: xx:
xx: xx LTV (OLTV)   xx: 96.662%   xx: 95.000%   xx: 1.662%   xx %: 1.xx%   xx: xx value used for underwriting: $139,000.00. xx amount: $134,360.00. LTV = 96.662%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 49.314%   xx: 49.310%   xx: 0.004%   xx %: 0.00400%   xx: xx borrower's monthly income is $3,276.12 after subject loan the proposed amount $1,402.57. xx, the calculated DTI ratio is 49.314%.   xx: xx:
xx: xx-xx per 1003 xx: 42.812% xx: 42.810% xx: 0.002% xx %: 0.00200% xx: xx borrower's monthly income is $3,276.12 after subject loan the proposed amount $1,402.57 and total non-housing payments is $213.00. xx, the calculated DTI ratio is 42.812%. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the QM DTI Threshold due to a DTI of 49.314%. AUS is missing from the loan file."	* Loan does not conform to program guidelines (Lvl 3) ""Tape shows, FHA Uninsurable - We updated the gift funds in Encompass so they were accurately reflected on the DU findings. Once updated, the loan referred. We reviewed all available options and there is no way to correct it. Unable to rely on docs in file. Elevated for client review.""
* MI, FHA or MIC missing and required (Lvl 3)     "MI Certificate is missing from the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "DU/GUS/AUS is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Your Home loan Toolkit / Acknowledgment / Disclosure Tracking is missing in the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28598909	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,416.86	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,257.33	3.500%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	786	Not Applicable	32.790%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx., which is recorded on xx/xx/XXXX.
xx active liens and judgments have been found.
Xst and Xnd installment county taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found
xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx property is owner occupied.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income was impacted by xx.  xx borrower xx DuMont has been working at xx as a xx for X months.

xx:xx:xx	xx	Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Loan Program Info Disclosure Missing or error on the Rate Lock	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 31 (xx)   xx %:    xx: xx to the payment history as of xx/xx/2021, the borrower is current with the loan and the next due date for payment is xx/xx/2021. xx last payment was received on xx/xx/2021   xx: xx:
xx: xx-xx DTI per 1003   xx: 37.324%   xx: 32.790%   xx: 4.534%   xx %: 4.xx%   xx: NA   xx: xx:
xx: xx-xx per 1003 xx: 24.239% xx: 24.230% xx: 0.009% xx %: 0.00900% xx: xx close xx per 1008 is 24.339% xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1 or itemization available in the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows defect as "ARM index CMT - contract is a LIBOR, cannot change with FHLMC”."
* Loan program disclosure missing or unexecuted (Lvl 3)     "ARM Program Disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
																																																																																								* Initial Truth in Lending Disclosure is Missing (Lvl 2) "Initial TIL is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23819285	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,562.42	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,418.03	3.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	744	708	43.626%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx., which is recorded on xx/xx/XXXX.
xx active liens and judgments have been found.
xx county taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for xx/xx/XXXX. xx evidence of post-closing foreclosure and bankruptcy have been found. xx property is owner occupied.
xx repairs and damages have been found. xx comments have been found stating the borrower’s income was impacted by xx.  xx borrower xx has been working at xx as a xx for XX years XX months.

xx:xx:xx	xx	Missing Disclosures	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 31 (xx)   xx %:    xx:    xx: xx:
xx: xx-xx DTI per 1003   xx: 43.626%   xx: 43.620%   xx: 0.006%   xx %: 0.00600%   xx: xx borrower's monthly income is $5,798.65 after xx loan the xx amount $2,339.71 and xx-housing xx is $190.00. hence, the xx DTI xx is 43.626%.   xx: xx:
xx: xx-xx per 1003 xx: 40.349% xx: 40.340% xx: 0.009% xx %: 0.00900% xx: xx borrower's monthly income is $5,798.65 after xx loan the xx amount $2,339.71 hence, the xx front debt xx is 40.349%. xx: xx:	3: Curable	* Missing Required Disclosures (Lvl 3) "Your Home loan Toolkit / Acknowledgment / Disclosure Tracking is missing in the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.626% as the Borrower's income was $5,798.65 and total expenses are in the amount of $2,529.71 per AUS/DU (Locator#XXpg#83) and its recommendation is “Approve/Eligible with 43.63%.”."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.63%. Tape shows, S/E Income is not validated or supported. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34780854	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,088.50	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,074.57	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	70.959%	70.959%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	43.821%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx.

xx chain of assignment has been completed.

xx active judgments or liens have been found.

Xst and Xnd county taxes of XXXX have been paid in the amount of $X,XXX.XX.

xx prior year delinquent taxes have been found.
xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx to servicing comments, the current status of the loan is performing.

xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx per servicing comment unable to determine the reason for default.

xx comment pertaining to the damage on the subject property has been observed.

xx loan has not been modified since origination.

xx foreclosure activity has been found.

xx post close bankruptcy record has been found.

xx:xx:xx	xx	Missing or error on the Rate Lock Transmittal (1008)	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A. xx: xx:
xx: xx: xx/xx/2025   xx: xx/xx/2021   xx: 1189 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 70.959%   xx: 70.950%   xx: 0.009%   xx %: 0.00900%   xx: xx used for xx: $365,000.00. xx of xx(s): $0.00. xx: $259,000.00 CLTV = 70.959%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -6 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 70.959%   xx: 70.950%   xx: 0.009%   xx %: 0.00900%   xx: xx used for xx: $365,000.00. xx: $259,000.00 LTV = 70.959%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 43.821%   xx: 43.820%   xx: 0.001%   xx %: 0.00100%   xx: xx borrower's monthly income is $4,560.08 after xx loan the xx amount $1,410.25 and xx-housing xx is $588.00. hence, the xx DTI xx is 43.821%.   xx: xx:
xx: xx-xx per 1003 xx: 30.926% xx: 30.920% xx: 0.006% xx %: 0.00600% xx: xx borrower's monthly income is $4,560.08 after xx loan the xx amount $1,410.25 hence, the xx debt xx is 30.926%. xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Points and Fees test due to Fees charged $10,100.62 Fees threshold $7,435.06 Over By $2,665.56
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $9,370.62
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $135.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Points - Loan Discount Fee at $5,695.00. However, Post CD dated xx/xx/2021 reflects Points - Loan Discount Fee at $9,370.62. This is an increase in fee of $3,675.62 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $10,100.62 Fees threshold $7,435.06 Over By +$2,665.56
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $9,370.62
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $135.00"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary with the loan amount $259,000.00 is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.821%, the borrower's income was $4,560.08 and total expenses are in the amount of $1,998.25 and the loan was underwritten by DU (Locator# XX.pdf pg. # 74) and its recommendation is “Approve/Eligible” with a DTI of 43.82%"
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.82%. Seller tape shows defect of declining SE income and incorrect use of a minor’s SSN. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68677419	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,952.40	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,617.63	3.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	48.759%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx.

xx chain of assignment has been completed.

xx active judgments or liens have been found.

xx city and county taxes of XXXX have been paid in the amount of $XX,XXX.XX.

xx prior year delinquent taxes have been found.
xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx to servicing comments, the current status of the loan is performing.

xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx per servicing comment unable to determine the reason for default.

xx comment pertaining to the damage on the subject property has been observed.

xx loan has not been modified since origination.

xx foreclosure activity has been found.

xx post close bankruptcy record has been found.

xx:xx:xx	xx	Appraisal (Incomplete) Missing or error on the Rate Lock	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| 40 (xx) |----| xx: xx: xx:
xx: xx-xx DTI per 1003   xx: 48.759%   xx: 66.190%   xx: -17.431%   xx %: -17.xx%   xx: xx borrower's monthly income is $7,319.57 after xx loan the xx amount $2,479.78 and xx-housing xx is $1,089.17. hence, the xx DTI xx is 48.759%.   xx: xx:
xx: xx-xx per 1003 xx: 33.879% xx: 45.030% xx: -11.151% xx %: -11.xx% xx: xx borrower's monthly income is $7,319.57 after xx loan the xx amount $2,479.78 hence, the xx front debt xx is 33.879%. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "1004 Market Conditions addendum report required to be document along with Appraisal report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.759%, the borrower's income was $7,319.57 and total expenses are in the amount of $3,568.95 and the loan was underwritten by DU (Locator# XX loan file Page #120) and its recommendation is “Approve/Eligible” with a DTI of 48.76%"
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 48.76%. Tape shows borrower did not qualify based on the 2019 returns, DTI may push 67%. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83527810	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,986.08	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,405.51	3.750%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	763	600	62.009%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX with MERS as nominee for xx.

xx chain of assignment has been completed.

xx active judgments or liens have been found.

Xst and Xnd county taxes of XXXX have been paid in the amount of $X,XXX.XX.

xx prior year delinquent taxes have been found.
xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.	xx:xx to servicing comments, the current status of the loan is performing.

xx to payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX which was applied for due date xx/xx/XXXX. xx current P&I is in the amount of $XXnd current PITI is in the amount of $XXith an interest rate of X.XXX%. xx current UPB reflected as per the payment history is in the amount of $XX.

xx per servicing comment unable to determine the reason for default.

xx comment pertaining to the damage on the subject property has been observed.

xx foreclosure activity has been found.

xx post close bankruptcy record has been found.

xx:xx:xx	xx	Missing or error on the Rate Lock Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: N/A. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 31 (xx)   xx %:    xx:    xx: xx:
xx: xx CLTV xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: xx CLTV ratio is 98.189%.   xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: xx standard LTV (OLTV) is 98.189%.   xx: xx:
xx: xx-xx DTI per 1003   xx: 55.002%   xx: 60.890%   xx: -5.888%   xx %: -5.xx%   xx:    xx: xx:
xx: xx-xx per 1003 xx: 38.097% xx: 38.090% xx: 0.007% xx %: 0.00700% xx: xx-close housing ratio is 38.097%. xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 60.890%. The borrower's total income is $8,135.78 and total expenses are in the amount of $4,953.86. The loan is underwritten using DU (Locator# XX file Pg#101) and its recommendation is “Refer/Eligible” with DTI of 60.89%."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home Loan Toolkit is missing from the loan file."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 4.830% exceeds APR threshold of 4.480% Over By +0.350%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. MI Certificate is missing from the loan file."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 60.89%. Seller tape shows that auto loan was excluded that was ineligible and max DTI is exceeded. Unable to rely on docs in loan file and unable to calculate ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39262674	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,255.47	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,767.09	2.000%	180	xx	xx	Conventional	Fixed	Cash Out	66.154%	66.154%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	809	Not Applicable	30.166%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/XXXX.
xx chain of the assignment has not been found.
xx active judgments or liens have been found.
xx of XXXX have been paid in the amount of $XX,XXX.XX.
xx of XXXX are due in the amount of $XX,XXX.XX.	xx to the payment history tape data as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx, the loan is in performing and according to the payment history tape data as of xx/xx/XXXX, the borrower is current with the loan and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined. xx collection comments are missing. xx COVID review has not been performed.
xx:xx:xx	xx	Appraisal (Incomplete) Missing or error on the Rate Lock	xx: xx of xx: 14 xx: 15 |---| -1 |----| -6.xx% xx: xx of loan is 14. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -5 (xx)   xx %:    xx: xx.   xx: xx:
xx: xx-xx DTI per 1003 xx: 29.931% xx: 30.162% xx: -0.231% xx %: -0.xx% xx: xx per xx data, xx DTI is30.162%. xx documents reflects as 29.931%. xx: xx:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 4) "The loan was closed without Appraisal. FMV disclosure is also missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Revised CD#1 dated xx/xx/2020. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2020 which is less than 3 business days from the Consummation date xx/xx/2020.

Loan fails Compliance Ease delivery and timing test for Revised CD#2 dated xx/xx/2020. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2020 which is less than 3 business days from the Consummation date xx/xx/2020.

Loan fails Compliance Ease delivery and timing test for Revised CD#3 dated xx/xx/2020. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2020 which is less than 3 business days from the Consummation date xx/xx/2020."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3915709	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,962.98	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,118.45	2.250%	360	xx	xx	VA	Fixed	Refinance	100.897%	100.897%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	792	738	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount $XXX,XXX.XX held by xx, xx. with the xx#XXXX-xx.
xx chain of assignment is complete.
xx active judgments or liens have been found.
xx delinquent taxes have been found for the prior year.
xx per seller’s tape data provided in payment history as of xx/xx/XXXX, the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX %. xx current UPB as of the date is $XXX,XXX.XX.	xx:xx current status of the loan is performing.
xx per seller’s tape data provided in payment history as of xx/xx/XXXX, the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX %. xx current UPB as of the date is $XXX,XXX.XX.
xx loan was originated on xx/xx/XXXX with the first payment date xx/xx/XXXX. xx, the required comment history is missing since origination that is from xx/xx/XXXX to xx/xx/XXXX.
xx FC & BK details have been found in the loan file. xx to determine the current condition & occupancy status of the subject property as the comments are missing.

xx:xx:xx	xx	Hazard Insurance Missing Initial Closing Disclosure	xx: xx of xx: 8 xx: 9 |---| -1 |----| -11.xx% xx: xx document reflects xx of loan as 8. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx: xx/xx/2020   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -4 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx: 1047 xx: 1047 xx:    xx %:    xx: xx signed on xx/xx/2021 reflects the property address as 1047 xx.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $111,958.38. Calculated Finance charge is $112,458.38 for an under disclosed amount of -$500.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase TRID Tolerance Test is Incomplete due to Initial Closing Disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape, Post Purchase only 2 consecutive payments made. VA does not meet VA Seasoning."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30036727	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,791.32	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,601.48	2.250%	360	xx	xx	VA	Fixed	Refinance	79.900%	79.900%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the review of the pro-title dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with the lender MERS as nominee for xx, xx.
xx chain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xx., which is recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
Xst and Xnd installment taxes of XXXX have been paid in the amount of $XXXX.XX.
xx prior year delinquent taxes have been found

xx to the tape of payment history as of xx/xx/XXXX, the borrower is current with the loan and the next due date for payment is xx/xx/XXXX. xx last payment received details have not been mentioned. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx:
xx present status of the loan is in performing and the next due date for payment is xx/xx/XXXX. xx last payment received details have not been mentioned. xx evidence of post-closing foreclosure and bankruptcy have been found. xx property is owner occupied.
xx repairs and damages have been found. xx collection comments are missing. xx COVID review has not been performed. xx borrower xx R. xx has been working at xx, PC., as a xx for XX years.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx of xx: 7 xx: 8 |---| -1 |----| -12.xx% xx: xx of loan is 7. xx: xx:
xx: xx G/L xx MI?   xx: xx: xx:    xx %:    xx: NA   xx: xx:
xx: xx CLTV xx: 79.900%   xx: 79.503%   xx: 0.397%   xx %: 0.xx%   xx: xx value used for underwriting: $851,787.00. xx amount: $680,577.00. CLTV = 79.900%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx reflects original note doc date as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 79.900%   xx: 79.503%   xx: 0.397%   xx %: 0.xx%   xx: xx value used for underwriting: $851,787.00. xx amount: $680,577.00. LTV = 79.900%.   xx: xx:
xx: xx: 5280 xx: 5280 xx:    xx %:    xx: xx reflects property address as 5280 xx.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx reflects purpose of refinance as change in rate/term. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "In VA IRRRL streamline refinance loans, there should be WAITING period or GAP of 210 days between the first payment date of existing mortgage which is getting paid off and between the closing of our new subject loans. In this loan the waiting period is not satisfied as the first payment date of existing mortgage xx/xx/2021 is less than 210 days from closing date of loan xx/xx/2021."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56415651	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,029.37	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,408.44	2.250%	240	xx	xx	Conventional	Fixed	Refinance	58.495%	95.269%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	779	778	18.659%	First	Short Form Policy	Not Applicable	$171,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount $XXX,XXX.XX held by xx, xx. with the xx.
xx chain of assignment is complete.
xx is one junior mortgage active against the property in the amount of $XXX,XXX.XX held by “xx” which was recorded on xx/xx/XXXX. xx per subordination agreement recorded on xx/xx/XXXX, prior mortgage subordinated with the subject mortgage.
xx is one junior UCC lien available in the updated report held by “xx” which was recorded on xx/xx/XXXX.
Xnd half county taxes of XXXX are due for xx/xx/XXXX in the amount of $X,XXX.XX.
xx delinquent taxes have been found for the prior year.
xx per seller’s tape data provided in payment history as of xx/xx/XXXX, the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX %. xx current UPB as of the date is $XXX,XXX.XX.

xx:xx current status of the loan is performing.
xx per seller’s tape data provided in payment history as of xx/xx/XXXX, the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx current P&I is $X,XXX.XX and the interest rate is X.XXX %. xx current UPB as of the date is $XXX,XXX.XX.
xx loan was originated on xx/xx/XXXX with the first payment date xx/xx/XXXX. xx, the required comment history is missing since origination that is from xx/xx/XXXX to xx/xx/XXXX.
xx FC & BK details have been found in the loan file.
xx to confirm the current condition & occupancy status of the subject property. xx-XX review is not performed in the loan as the comments are missing.

xx:xx:xx	xx	Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	xx: xx of xx: 4 xx: 6 |---| -2 |----| -33.xx% xx: xx of loan reflects 4. xx: xx:
xx: xx: xx: xx:    xx %:    xx: xx dated xx/xx/2021 and signed at closing, reflects the xx's xx as xx.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -6.06060%   xx: AS per xx CD appraised value as $xx.   xx: xx:
xx: xx CLTV xx: 95.269%   xx: 54.950%   xx: 40.319%   xx %: 40.xx%   xx: xx used for xx: $465,000.00. xx of xx(s): $171,000.00 xx: $272,000.00. CLTV = 95.269%.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx LTV (OLTV)   xx: 58.495%   xx: 54.949%   xx: 3.546%   xx %: 3.xx%   xx: xx used for xx: $465,000.00. xx of xx(s): $0.00. xx: $272,000.00. CLTV = 58.495%.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx and xx DU reflect xx in xx/xx. xx(s) received no cash back at closing and paid off no liabilities. xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Tape shows approved as OO but defect shows changed to NOO. Elevated for client review."	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issue, missing appraisal - loan closed w/o appraisal or PIW approval. PIW lost when occupancy corrected from primary residence to investment-PIW lost on LP run #4 and closed on LP #9."
* Missing Appraisal (Lvl 3)     "Appraisal is missing from the loan documents. However, PIW is available at "McDowell Legal.pdf page #94" which is not dated."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84874863	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,973.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,854.57	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	42.981%	42.981%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	733	40.569%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx of updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX for the amount $XXX,XXX.XX held by xx, xx. with the xx#XXXX-xx.
xx chain of assignment is complete.
xx active judgments or liens have been found.
xx county taxes of XXXX/XXXX are due in the total amount of $X,XXX.XX.
xx delinquent taxes have been found for the prior year.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.	xx:xx current status of the loan is performing.
xx of payment history as of xx/xx/XXXX shows that the borrower is current with the loan. xx next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX in the amount of $X,XXX.XX with interest rate X.XXX % which was applied for the due date xx/xx/XXXX. xx current UPB as of the date is $XXX,XXX.XX.
xx bankruptcy & foreclosure evidence has been found.
xx loan was originated on xx/xx/XXXX with the first payment date xx/xx/XXXX. xx, the required comment history is missing from xx/xx/XXXX to xx/xx/XXXX.
xx to confirm the current condition and occupancy status of the subject property. xx-XX review is not performed in the loan as the comments are missing.

xx:xx:xx	xx	Appraisal (Incomplete) Missing or error on the Rate Lock	xx: xx of xx: 2 xx: 3 |---| -1 |----| -33.xx% xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: 161 (xx)   xx %:    xx: xx date is xx/xx/2021.   xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx date is xx/xx/2021.   xx: xx:
xx: xx-xx DTI per 1003 xx: 40.569% xx: 40.571% xx: -0.002% xx %: -0.00200% xx: xx per xx calculated DTI is 40.569%. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Appraisal report dated xx/xx/2021 which is 120 days older than closing date xx/xx/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects that appraisal is expired."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93913531	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,736.12	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,723.48	2.625%	360	xx	xx	Conventional	Fixed	Refinance	42.931%	42.931%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	770	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx., with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx, xx.

xx active judgments or liens have been found against the borrower.
Xnd installments county taxes of XXXX are due on xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the current status of the loan is performing. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status of the loan is performing.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx are missing. xx COVID review has not been performed.
xx per the XXXX, the borrower is working at xx. xx as a xx from XX.XX years.

xx:xx:xx	xx	Appraisal (Incomplete) Missing or error on the Rate Lock	xx: xx of xx: 1 xx: 2 |---| -1 |----| -50.00000% xx: N/A. xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx reflects the xx as xx/xx/2021.   xx: xx:
xx: xx of xx: xx (GSE definition) xx: xx-xx: xx %: xx: xx 1003 application reflects xx cash out. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "Hand dated Property Inspection Waiver is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the initial closing disclosure delivery date test for Closing Disclosure dated xx/xx/2021. The receipt date is xx/xx/2021 which is less than three business days before the Consummation date xx/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Revised LE dated xx/xx/2021 reflects Points - Loan Discount Fee. However, CD dated xx/xx/2021 reflects Points - Loan Discount Fee at $961.18. This is an increase in fee of +$4.18 for charges that cannot increase. Valid COC for the increase in fee is available; however, COC is not getting tested due to loan failing TRID delivery and timing test.

Loan failed charges that cannot decrease test. Revised LE dated xx/xx/2021 reflects Non-specific lender credit at $264.00. However, Final CD dated xx/xx/2021 reflects Non-specific lender credit at $0.00. This is decrease of -$264.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows closed 1 day too early for CD purpose, docs dated xx/xx/2021 but loan closed on xx/xx/2021."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD hand signed on xx/xx/2021. Notary's signature date on the Deed of Trust is xx/xx/2021. Note date is xx/xx/2021."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.016%, the Borrower income was $7,327.17 and total expenses are in the amount of $3,518.20 and the loan was underwritten by DU (Locator#XX AUS) and its recommendation is “Approve/Eligible” with a DTI of 48.02%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55088697	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,320.00	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,294.77	2.990%	360	xx	xx	Conventional	Fixed	Refinance	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	25.118%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx., with xx#XXXX-xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx, xx.

xx active judgments or liens have been found against the borrower.
Xst and Xnd installments county taxes of XXXX/XXXX are due on xx/xx/XXXX & xx/xx/XXXX in the amount of $X,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the current status of the loan is performing. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status of the loan is performing.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx comments are missing. xx COVID review has not been performed.
xx per the XXXX, the borrower is working at xx as a xx from X.X years.

xx:xx:xx	xx	Appraisal (Incomplete)	xx: xx of xx: 1 xx: 2 |---| -1 |----| -50.00000% xx: xx: xx:
xx: xx: xx/xx/2021   xx: xx/xx/2021   xx: -5 (xx)   xx %:    xx: xx document reflects note date as xx/xx/2021.   xx: xx:
xx: xx of xx: xx in xx/xx: xx-xx: xx %: xx: xx of refinance is xx in xx/term. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "1008 reflects no appraisal. However, PIW is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per Selle tape, loan has foreclosure in past seven years."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31914679	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,116.45	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,010.65	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	74.516%	74.516%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	709	Unavailable	38.045%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx, xx., with xx#xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx, xx.

xx active judgments or liens have been found against the borrower.
xx combined taxes of XXXX are due on xx/xx/XXXX in the amount of $XXX.XX.
xx was originated on xx/xx/XXXX with first payment date as xx/xx/XXXX. xx to the payment history seller’s tape data as of xx/xx/XXXX, the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.	xx:xx current status of the loan is performing.
xx was originated on xx/xx/XXXX with first payment date as xx/xx/XXXX. xx to the payment history seller’s tape data as of xx/xx/XXXX, the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx per the XXXX, the borrower is working at xx of xx as a xx from XX.X years.
xx COVID-19 attestation is missing from the loan file.

xx:xx:xx	xx	Appraisal (Incomplete) Missing or error on the Rate Lock	xx: xx of xx: 0 xx: 1 |---| -1 |----| -100.00000% xx: xx: xx: xx: xx: xx/xx/2021 xx: xx/xx/2021 xx: -5 (xx) xx %: xx: xx shows xx is xx/xx/2021. xx document reflects as xx/xx/2021. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl 3) "1008 reflects no appraisal. However, PIW is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Revised LE dated xx/xx/2021 reflects Points - Loan Discount Fee at $1,310.00. However, Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at $1,321.32. This is an increase in fee of $11.32 for charges that cannot increase test. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that Lost PIW due to refinance type is Cash Out."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31674115	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$310.48	11/01/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$232.37	10.470%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/24/2021	$23,354.37	Not Applicable	5.678%	$224.03	08/01/2021	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument# XXXX-xx in the amount of $XX,XXX.XX in favor of xx.

xx are two civil judgments open against the borrower, first one in the amount of $X,XXX.XX which was recorded on xx/xx/XXXX in favor of xx and second one is in the amount of $XXhich was recorded on xx/xx/XXXX in favor of xx's xx, Lxx.

XXXX combined annual taxes are due in the amount of $XXX.XX on xx/xx/XXXX.

XXXX combined taxes are paid off in the amount of $XXX.XX on xx/xx/XXXX.

xx prior year delinquent taxes have been found in the updated title report.	xx of the payment history dated as of xx/xx/XXXX reveals that the loan is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB as of date reflects in the provided payment history is in the amount of $XXand current interest rate as per payment history is X.XXX%.	xx:xx currently is performing. xx payment history as of xx/xx/XXXX, reveals that the UPB as of the data is in the amount of $XX

xx per collection comment dated xx/xx/XXXX the loan modification agreement was made between borrower and current servicer and agent on xx/xx/XXXX with a new principal balance of $XX,XXX.XX with fixed rate of X.XXX%. xx borrower promised to pay monthly P&I payment in the amount of $XXX.XX beginning on xx/xx/XXXX till the maturity date of xx/xx/XXXX. xx the modification agreement is missing from the loan file.

xx of the payment history dated as of xx/xx/XXXX reveals that the loan is performing. xx last payment was received in the amount of $XXX.XX on xx/xx/XXXX. xx next due date is xx/xx/XXXX. xx UPB as of date reflects in the provided payment history is in the amount of $XXand current interest rate as per payment history is X.XXX%.

xx per collection comment dated xx/xx/XXXX the foreclosure was referral to attorney on xx/xx/XXXX. xx sale scheduled on xx/xx/XXXX. xx per servicing comments dated xx/xx/XXXX, foreclosure was put on hold due to loss mitigation. xx further information has been found.
xx:xx per collection comment dated xx/xx/XXXX the foreclosure was referral to attorney on xx/xx/XXXX. xx sale scheduled on xx/xx/XXXX. xx per servicing comments dated xx/xx/XXXX, foreclosure was put on hold due to loss mitigation. xx further information has been found.
xx:xx	xx loan has been modified since origination. xx borrower has been making the payment as per the modification agreement which was made on xx/xx/XXXX between the borrower "xx and xx" and lender "xx”. xx per the modified terms, the new principal balance is $XX xx borrower has promised to pay the amount of $XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx: xx of xx: xx/xx/2021 xx: xx/xx/2021 |---| -38 (xx) |----| xx: xx date of last modification is unavailable. xx: xx:
xx: xx: xx/xx/2008   xx: xx/xx/2008   xx: -2 (xx)   xx %:    xx: xx payment date is xx/xx/2008   xx: xx:
xx: xx (or xx)   xx: $xx: $xx: $0.20   xx %: 0.00094%   xx: xx balance (or line amount) is $21,058.20   xx: xx:
xx: xx P&I   xx: $232.37   xx: $224.03   xx: $8.34   xx %: 3.xx%   xx: xx stated P&I is $232.37   xx: xx:
xx: xx: 0000401MMMMMMMMMMMMMMMMM   xx: 000000000000   xx:    xx %:    xx: xx history string is 0000401MMMMMMMMMMMMMMMMM   xx: xx:
xx: xx: MMMMMMMMMMMMMMMMM1040000 xx: 000000000000 xx: xx %: xx: xx history string reversed is MMMMMMMMMMMMMMMMM1040000 xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59535368	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1.86	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$241.81	Unavailable	121	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XX,XXX.XX, with xx.

xx chain of assignment has been completed; currently, the assignment is with xx.

xx active judgments or liens have been found against the borrower.
xx county taxes of XXXX are due on xx/xx/XXXX in the amount of $X.XX.
xx to the payment history as of xx/xx/XXXX, the current status of the loan is performing. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX	xx:xx current status of the loan is performing.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected as per the payment history is in the amount of $XX
xx reason for default is unable to be determined from the latest servicing comments.
xx comment has been found stating that borrower’s income is impacted due to xx-XX.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx copy of xx along with lost note affidavit are missing from the loan file and loan has not been modified since origination.

xx:xx:xx	xx	Affiliated Business Disclosure
Credit Application
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Disclosures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Mortgage
Note
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	xx: xx: xx: xx/xx/2021 |---| |----| xx: xx: xx: xx: xx: 0 xx: 000000000000 xx: xx %: xx: xx: xx: xx: xx: 0 xx: 000000000000 xx: xx %: xx: xx: xx:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The copy of Note along with lost note affidavit are missing from the loan file and loan has not been modified since origination."	* Application Missing (Lvl 3) "Final Application is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling disclosure is missing from loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents"
* Missing flood cert (Lvl 3)     "Flood Insurance Certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial Application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard Insurance Policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Your Home loan Toolkit is missing from the loan documents."
* Mortgage missing / unexecuted (Lvl 3)     "As per the updated title report dated xx/xx/2021, the recorded copy of deed of trust is located at: “xx”. However, some pages are missing from the attached copy of mortgage."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of Servicing Transfer is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The Affiliated Business Disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39979183	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,397.60	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$219.49	8.750%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX,the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XX,XXX.XX.
xx are X prior state tax liens against the borrower. xx are in the favor of xx of xx of xx.
xx first was recorded on xx/xx/XXXX for the amount of $XXXX.XX. xx second was recorded on xx/xx/XXXX for the amount of $XXXX.XX.
xx for the year XXXX have been paid for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH tape for the amount of $XX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH tape for the amount of $XX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Affiliated Business Disclosure
Credit Application
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Disclosures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	xx: xx: 000 xx: 000000000000 |---| |----| xx: NA xx: xx: xx: xx: 000 xx: 000000000000 xx: xx %: xx: NA xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final 1003 application is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan Estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Proof of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Your Home loan toolkit is missing from the loan documents.

Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The Affiliated Business Disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46194925	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$522.04	10/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$596.30	4.000%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/16/2021	$120,472.24	Not Applicable	4.625%	$578.40	08/01/2021	Financial Hardship	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx, N.A. which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with U.S. xx, xx, as xx of xx trust xx xx which was recorded on xx/xx/XXXX.
xx active judgments or liens have been found.
xx of XXXX are due in the amount of $XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XX UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx loan has been modified since origination. xx borrower has been making the payment as per the modification agreement which was made on xx/xx/XXXX between the borrower "xx D xx and xx" and lender "xx.”. xx per the modified terms, the new principal balance is $XX. xx borrower has promised to pay the amount of $XXX.XX with the interest rate of X.XXX% beginning on xx/xx/XXXX till maturity date of xx/xx/XXXX.	Affiliated Business Disclosure
Credit Application
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Disclosures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	xx: xx of xx: xx/xx/2021 xx: xx/xx/2021 |---| -46 (xx) |----| xx: NA xx: xx:
xx: xx: xx/xx/2016   xx: xx/xx/2016   xx: -6 (xx)   xx %:    xx: xx per the note document note date is xx/xx/2016.   xx: xx:
xx: xx P&I   xx: $596.30   xx: $578.40   xx: $17.90   xx %: 3.xx%   xx: xx note reflects stated P&I is $596.30.   xx: xx:
xx: xx: 0000MMMMMMMMMMMMMMMMMMMM   xx: 000000000000   xx:    xx %:    xx: 0000MMMMMMMMMMMMMMMMMMMM.   xx: xx:
xx: xx: MMMMMMMMMMMMMMMMMMMM0000 xx: 000000000000 xx: xx %: xx: MMMMMMMMMMMMMMMMMMMM0000. xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final application (1003) is missing from loan document."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from loan document."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from loan document."
* Missing Initial 1003_Application (Lvl 3)     "Missing Initial Application signed by the Borrower."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial Loan Estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Proof of Hazard Insurance Policy is missing."
* Missing Required Disclosures (Lvl 3)     "Settlement Services Provider List is missing from the loan documents.
Homeownership Counseling disclosure is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The Affiliated business disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1647090	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,817.33	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,411.16	4.250%	180	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $X,XXX,XXX.XX, with xx, recorded with the xx#xx.

xx chain of assignment has been completed. xx last assignment is with xx of xx, xx, a national banking association

xx active liens and judgments have been found against borrower and property.

xx # xx-XXX-XXX:
Xst and Xnd installment county taxes of XXXX/XXXX have been due on different dates total in the amount of $X,XXX.XX.
xx # xx-XXX-XXX:
Xst and Xnd installment county taxes of XXXX/XXXX have been due on different dates total in the amount of $X,XXX.XX
xx to the payment history as of date xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX but the next due is unable to be determined. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XXXX.	xx:xx current status of the loan is performing.
xx to the payment history as of date xx/xx/XXXX, the borrower is current with the loan. xx last payment was received on xx/xx/XXXX but the next due is unable to be determined. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XXXX.

xx:xx:xx	xx	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx: xx of xx: 108 xx: 110 |---| -2 |----| -1.xx% xx: updated as per review. xx: xx:
xx: xx: xx/xx/2012   xx: xx/xx/2014   xx: -761 (xx)   xx %:    xx: updated as per review.   xx: xx:
xx: xx: 72 xx: 97 xx: -25 xx %: -25.xx% xx: updated as per review. xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO in CA but BWR also has loan XX in NV as OO. Unable to determine primary. Tape defect shows loans are part of some bank relationship, “part of XX (BWR last name) relationship”; number of other related loans and further details not provided. Elevated for client review."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) ""The Final Loan Application is missing along with the Initial loan application from loan file.""
* Final TIL Missing or Not Executed (Lvl 2)     "The Final TIL is missing from loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The Final GFE is missing from loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "The Initial GFE is missing from loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial TIL is missing from loan file."
* Missing Appraisal (Lvl 2)     "The appraisal is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure for Condominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) ""Right of Rescission document is missing from the loan file.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23787418	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,996.76	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,667.08	$6,967.00	4.625%	360	xx	xx	Conventional	ARM	Purchase	79.540%	79.540%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	47.565%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, in the amount of $XXX,XXX.XX, with MERS as nominee for xx of xx, xx, with xx#XXXX-xx.

xx chain of assignment has been completed; currently, the assignment is with MERS as nominee for xx of xx, xx.

xx active judgments or liens have been found against the borrower.
Xst and Xnd installments county taxes of XXXX/XXXX are due on xx/xx/XXXX & xx/xx/XXXX in the amount of $XX,XXX.XX.
xx to the payment history as of xx/xx/XXXX, the current status of the loan is performing. xx last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx loan has XX years interest-only period. xx, the borrower has paid interest only. xx, the current UPB is the same as the loan amount.
xx: xx current status of the loan is performing.
xx to the payment history as of xx/xx/XXXX, the last payment was received on xx/xx/XXXX which was applied for the due date of xx/xx/XXXX and the next due date for payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected as per the payment history is in the amount of $XX.
xx loan has XX years interest-only period. xx, the borrower has paid interest only. xx, the current UPB is the same as the loan amount.
xx per the comments dated xx/xx/XXXX, the reason for default is the curtailment of income.
xx evidence has been found regarding damage or repairs in the latest servicing comments.
xx per XXXX, the borrower is working at xx, xx. as a CEO for X.X years.

xx:xx:xx	xx	HUD-1 Closing Statement Loan Program Info Disclosure Transmittal (1008)	xx: xx of xx: 53 xx: 57 |---| -4 |----| -7.01754% xx: xx per xx data, age of loan is 578. xx it reflects 53. xx: xx:
xx: xx: xx: $xx:    xx %:    xx:    xx: xx:
xx: xx: 6.625%   xx: 10.625%   xx: -4.000%   xx %: -4.00000%   xx: xx per tape data, xx rate at first adjustment is 10.625%. xx note document reflects 6.625%.   xx: xx:
xx: xx: xx/xx/2017   xx: xx/xx/2021   xx: -1554 (xx)   xx %:    xx: xx per xx data, xx is xx/xx/2017. xx documents reflect as xx/xx/2017.   xx: xx:
xx: xx: $xx: $xx: $-xx %: -15.xx%   xx: xx per xx data, xx value is $1,060,948.00. xx documents reflects as $900,000.00.   xx: xx:
xx: xx LTV (OLTV) xx: 79.540% xx: 76.880% xx: 2.660% xx %: 2.xx% xx: xx: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.922% as the Borrower income was $12,141.09 and total expenses are in the amount of $5575.46 and the loan was manually underwritten."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure signed by borrower is missing from the loan document."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows borrower impacted by covid. Current due for xx/xx/2021."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Loan program disclosure is missing from loan documents."
* Settlement date is different from note date (Lvl 3)     "Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2017.  Note date is xx/xx/2017."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71202360	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,824.22	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,580.81	2.750%	180	xx	xx	Conventional	Fixed	Cash Out	58.741%	58.741%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	790	35.444%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed.
xx active judgments or liens have been found.
xx of XXXX are due in the amount of $XX,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx per the comment dated xx/xx/XXXX, the reason for default is payment dispute.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Credit Application HUD-1 Closing Statement Missing or error on the Rate Lock Right of Rescission	xx: xx: xx/xx/2021 xx: xx/xx/2021 |---| -5 (xx) |----| xx: xx note reflects note document date as xx/xx/2021. xx: xx:
xx: xx-xx DTI per 1003   xx: 35.444%   xx: 32.390%   xx: 3.054%   xx %: 3.05400%   xx: xx borrower’s and co-borrower’s total monthly income is $20,634.96 after subject loan the proposed amount $6,729.91 and total non-housing payments is $584.00 hence the calculated DTI ratio is 35.444%.   xx: xx:
xx: xx-xx per 1003   xx: 32.614%   xx: 29.322%   xx: 3.292%   xx %: 3.xx%   xx: xx subject property PITIA (P&I $5,580.81 + hazard insurance $169.45 + xx taxes $979.65 equals $6,729.91 verified monthly income equals $20,634.96 housing ratio equals 32.614%.   xx: xx:
xx: xx of xx: xx: xx - xx:    xx %:    xx: NA.   xx: xx:
xx: xx: xx/xx/2036 xx: xx/xx/2036 xx: -30 (xx) xx %: xx: xx note reflects maturity date as xx/xx/2036. xx: xx:	3: Curable	* Application Missing (Lvl 3) "Final Application (1003) hand signed by the borrower is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure hand signed by the borrower along with Addendum to Closing Disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller defect shows the issue as Title Commitment reflects a SBA lien, which violates CLTV requirements for the cash out transaction."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of Rescission is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 35.444%. Tape shows BWR had 3 SE businesses. 2 of those 3 used to quality were closed and not in operation. Unable to rely on documents in loan and unable to calculate ATR."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15020861	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,155.94	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$629.81	2.875%	360	xx	xx	Conventional	Fixed	Purchase	92.000%	92.000%	Alternative	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	47.621%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx assignment is with xx.
xx active judgments or liens have been found.
xx of XXXX have been paid in the amount of $X,XXX.XX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.	xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XX PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx: xx: xx |---| |----| xx: xx: xx: xx: xx: xx/xx/2051 xx: xx/xx/2051 xx: -30 (xx) xx %: xx: xx note reflects stated maturity date as xx/xx/2051. xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.621%, the borrower’s income is $6,802.11 and total expenses are in the amount of $3,239.25 and the loan was underwritten by AUS/LP (Locator# Credit File - XX Page #843) and its recommendation is “Accept/Eligible” for a DTI of 47.621%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 47.621%. Tape shows miscalculation of SSI may push DTI over 51%. Unable to rely on the documents in the loan and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90498041	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,015.58	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,149.83	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	60.833%	60.833%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	772	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx taxes for the year XXXX-XX have been paid for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	xx: xx: xx/xx/2020 xx: xx/xx/2020 |---| -5 (xx) |----| xx: NA xx: xx:
xx: xx-xx DTI per 1003   xx: xx: 44.429%   xx:    xx %:    xx: NA   xx: xx:
xx: xx-xx per 1003   xx: xx: 24.873%   xx:    xx %:    xx: NA   xx: xx:
xx: xx: xx/xx/2050 xx: xx/xx/2050 xx: -31 (xx) xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "1. This loan failed the TILA finance charge test. The finance charge is $182,223.97. The disclosed finance charge of $181,942.77 is not considered accurate because it is understated by more than $100.

																																																																																							2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $182,223.97. The disclosed finance charge of $181,942.77 is not considered accurate for purposes of rescission because it is understated by more than $35."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 44%. The provided Seller’s tape is showing an alert that the borrower was not employed at the time of closing. Unable to rely on the documents in the loan file and unable to calculate ATR."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92901554	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,849.12	11/08/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,649.54	3.375%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	40.018%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx for the year XXXX will be due on xx/xx/XXXX for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is in collection. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:
xx foreclosure was initiated in XXXX with the loan. xx per servicing comments dated xx/xx/XXXX, the foreclosure case has been cancelled on xx/xx/XXXX due to reinstatement. xx more further details has been found regarding the foreclosure process.
xx:xx:xx	xx	Mortgage Insurance	xx: xx G/L xx MI? xx: xx: xx |---| |----| xx: NA xx: xx:
xx: xx CLTV xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: NA   xx: xx:
xx: xx LTV (OLTV)   xx: 98.189%   xx: 96.500%   xx: 1.689%   xx %: 1.xx%   xx: NA   xx: xx:
xx: xx: xx/xx/2051 xx: xx/xx/2051 xx: -31 (xx) xx %: xx: NA xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $2,005.46 on final CD dated xx/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of $2,005.46 on final CD dated xx/xx/2021."
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing an alert that the subject loan was repurchased due to the FHA Case number assignment is dated 11-11-2020, however, it appears that the 2021 loan limits are being used. Additionally, the AUS recommendation is "Approve/Ineligible" due to the loan amount exceeding the loan limit of $339,250.00."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI Certificate is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68722296	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,095.59	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$992.08	2.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	48.740%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx taxes for the year XXXX have been paid for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.	xx:xx current status of the loan is performing. xx to the payment history as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date is xx/xx/XXXX. xx last payment was received on xx/xx/XXXX for the amount of $XXXX.XX(PITI). xx monthly P&I is in the amount of $XXh an interest rate of X.XXX%. xx current UPB is reflected in PH for the amount of $XXX,XXX.XX.
xx comments have been found regarding the foreclosure and bankruptcy. xx subject property is owner-occupied and is in average condition. xx comments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to COVID-19.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: MI xx: xx: xx |---| |----| xx: MI xx reflects MI company name as xx. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -6 (xx)   xx %:    xx: xx note reflects doc date as xx/xx/2020.   xx: xx:
xx: xx: xx/xx/2051 xx: xx/xx/2051 xx: -31 (xx) xx %: xx: xx note reflects stated maturity date as xx/xx/2051. xx: xx:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* Final Application Incomplete (Lvl 3)     "Final Application (1003) is electronically signed and dated by borrower in loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.740%, the borrower’s income is $5,546.67 and total expenses are in the amount of $2,703.43 and the loan was underwritten by AUS/DU (Locator# Credit File - XX pg#362) and its recommendation is “Approve/Eligible” for a DTI of 48.740%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 48.740%. Tape shows omission of other mortgage may push DTI over 69.03%. Unable to rely on the documents in file and unable to calculate ATR.""		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27856643	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,443.63	$6,471.23	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,589.66	2.875%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	45.087%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/XXXX shows that the subject mortgage was originated in the amount of $XXX,XXX.XX on xx/xx/XXXX with the lender MERS as nominee for xx which was recorded on xx/xx/XXXX.
xx chain of the assignment has been completed. xx latest assignment is with xx.
xx is a junior mortgage in the favor of xx in the amount of $XX,XXX.XX which was recorded on xx/xx/XXXX.
xx is a UCC in the favor of xx which was recorded on xx/xx/XXXX. xx, the amount is unavailable.
xx of XXXX are due in the amount of $X,XXX.XX.
xx of XXXX have been delinquent in the amount of $X,XXX.XX which was due on xx/xx/XXXX and good through till xx/xx/XXXX and xx/xx/XXXX.	xx to the payment history as of xx/xx/XXXX, the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.

xx:xx per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/XXXX which was applied for xx/xx/XXXX and the next due date for the payment is xx/xx/XXXX. xx P&I is in the amount of $XXnd PITI is in the amount of $XXxx UPB reflected is in the amount of $XX.
xx reason for default is unable to be determined.
xx comments have been found regarding foreclosure in the latest servicing comments.
xx comments have been found regarding bankruptcy in the latest servicing comments.
xx subject property has been occupied by the owner.  xx servicing comments do not reflect any damage pertaining to the subject property.
xx:xx:xx	xx	xx: MI xx: xx: xx |---| |----| xx: MI xx reflects xx. xx: xx:
xx: xx: xx/xx/2020   xx: xx/xx/2020   xx: -1 (xx)   xx %:    xx: xx note reflects doc date as xx/xx/2020.   xx: xx:
xx: xx-xx DTI per 1003   xx: 45.087%   xx: 46.392%   xx: -1.305%   xx %: -1.xx%   xx: xx's income is $5,056.00 after subject loan the proposed amount $2,225.60 and total xx-xx payments is $54.00 hence, the calculated DTI ratio is 45.087%.   xx: xx:
xx: xx-xx per 1003   xx: 44.019%   xx: 45.324%   xx: -1.305%   xx %: -1.xx%   xx: xx subject property PITIA (P&I $1,589.66 + xx $271.92 + xx $140.52 + xx $0.00 + MI $223.50 + HOA xx $0.00) equals $2,225.60. xx verified monthly income equals $5,056.00. xx equals 44.019%.   xx: xx:
xx: xx: xx/xx/2050 xx: xx/xx/2051 xx: -31 (xx) xx %: xx: xx note reflects stated maturity date as xx/xx/2050. xx: xx:	2: Acceptable with Warnings	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.087% as the Borrower income was $5,056.00 and total expenses are in the amount of $2,279.60 per AUS/DU (Locator#Credit File -XX.pdf pg#191) and its recommendation is “Accept with 45%.”."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 46%. Tape shows BWR did not have 24 months of steady income to qualify and miscalculation may push DTI over 58%. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91795097	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,534.06	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,091.98	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	66.757%	66.757%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	693	49.992%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX with lender MERS as nominee for xx, xx and recorded on xx/xx/XXXX for the amount of $XXX,XXX.XX.
xx chain of assignment has not been completed. xx latest assignment has been found.
xx are no active liens and judgments against the borrower.
xx county taxes for the year XXXX have been paid for the amount of $XXXX.XX. xx prior year tax delinquency has been found.
xx current status of the loan as per PH tape is performing. xx to the payment history tape as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date per tape is xx/xx/XXXX. xx last payment received date is unable to be determined. xx monthly P&I per tape is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH tape for the amount of $XXX,XXX.XX.	xx:xx current status of the loan as per PH tape is performing. xx to the payment history tape as of dated xx/xx/XXXX, the borrower is regular with the payment and the next due date per tape is xx/xx/XXXX. xx last payment received date is unable to be determined. xx monthly P&I per tape is in the amount of $XXth an interest rate of X.XXX%. xx current UPB is reflected in PH tape for the amount of $XXX,XXX.XX.
xx CH is missing. xx to determine the information about foreclosure and bankruptcy. xx, unable to determine the occupancy.

xx:xx:xx	xx	Missing or error on the Rate Lock	xx: xx-xx DTI per 1003 xx: 49.992% xx: 50.046% |---| -0.054% |----| -0.05400% xx: xx borrower's monthly income is $4,661.83 after xx loan the xx amount $1,618.54 and xx-housing xx is $712.00. hence, the xx DTI xx is 49.992%. xx: xx:
xx: xx-xx per 1003 xx: 34.719% xx: 34.773% xx: -0.054% xx %: -0.05400% xx: xx borrower's monthly income is $4,661.83 after xx loan the xx amount $1,618.54 hence, the xx debt DTI xx is 34.719%. xx: xx:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.992%, the borrower’s income is $4,661.83 and total expenses are in the amount of $2,330.54 and the loan was underwritten by LP (Locator# XX - Package Page #136) and its recommendation is “Accept” with a DTI of 50%."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 50%. Tape shows income miscalculation of variable hours and stability for BWR1 and 2 may push DTI to over 60%. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date: